                                                              [LOGO] PIMCO FUNDS

              Periods With Largest Quarterly Inventory Reductions

                                Y/Y % Change
                                ------------
2nd Qtr 1949                            -5.0
4th Qtr 1949                            -5.7
3rd Qtr 1980                            -4.9
4th Qtr 1982                            -5.1
1st Qtr 1983                            -4.5
4th Qtr 2001                           -12.5

                                                              Pacific Investment
                                                               Management Series

                                                                   Annual Report
                                                                  March 31, 2002

              Periods With Largest Quarterly Inventory Reductions

                                Y/Y % Change
                                ------------
2nd Qtr 1949                            -5.0
4th Qtr 1949                            -5.7
3rd Qtr 1980                            -4.9
4th Qtr 1982                            -5.1
1st Qtr 1983                            -4.5
4th Qtr 2001                           -12.5

On the cover:

Presented on the front cover and in greater detail here is a bar chart noting those quarterly periods over the past 52 years in which inventories were most dramatically reduced. The bar chart shows that significant inventory reductions during the period from 1949 through 1983 ranged from 4.5% to 5.7% year-on-year. As the chart illustrates, inventory reduction during the fourth quarter of 2001 totaled a record-setting 12.5%. Historical graphs such as this assist PIMCO in evaluating longer-term trends in the financial markets.

Towards the end of 2001 and throughout the start of 2002, businesses sold-off inventories in order to reduce holding costs and prepare the way for an eventual increase in industrial production. We expect that the recent cycle of U.S. inventory liquidation, one of the steepest and fastest on record, will decelerate and reverse course during the first half of 2002. Inventory restocking will, in turn, boost demand in manufacturing worldwide. Economic growth will be slower in the second half of 2002, however, as final demand in the consumer sector is unlikely to accelerate and business investment will remain weak.

Contents
Chairman's Message ........................................................1
A Conversation with Bill Gross and Paul McCulley ..........................2
Financial Highlights .....................................................36
Statements of Assets and Liabilities .....................................46
Statements of Operations .................................................50
Statements of Changes in Net Assets ......................................54
Statements of Cash Flows .................................................61
Notes to Financial Statements ...........................................186

                                                       Fund          Schedule of
                                                       Summary       Investments
Total Return Fund ........................................4 ..............62
Total Return Fund II .....................................5 ..............90
Total Return Fund III ....................................6 ..............95
Moderate Duration Fund ...................................7 .............100
Low Duration Fund ........................................8 .............104
Low Duration Fund II .....................................9 .............112
Low Duration Fund III ...................................10 .............115
Short-Term Fund .........................................11 .............117
Money Market Fund .......................................12 .............122
Long-Term U.S. Government Fund ..........................13 .............123
Investment Grade Corporate Bond Fund ....................14 .............126
High Yield Fund .........................................15 .............128
Total Return Mortgage Fund ..............................16 .............135
GNMA Fund ...............................................17 .............137
Real Return Fund ........................................18 .............139
Real Return Fund II .....................................19 .............142
Real Return Asset Fund ..................................20 .............143
Foreign Bond Fund .......................................21 .............144
Global Bond Fund ........................................22 .............151
Global Bond Fund II .....................................23 .............159
Emerging Markets Bond Fund ..............................24 .............165
Strategic Balanced Fund .................................25 .............167
Convertible Fund ........................................26 .............168
European Convertible Fund ...............................27 .............170
StocksPLUS Fund .........................................28 .............171
Municipal Bond Fund .....................................29 .............175
Short Duration Municipal Income Fund ....................30 .............179
California Intermediate Municipal Bond Fund .............31 .............181
California Municipal Bond Fund ..........................32 .............184
New York Municipal Bond Fund ............................33 .............185

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for the PIMCO Funds:
Pacific Investment Management Series. During the Trust's fiscal year, assets grew by $22.6 billion to finish the 12-month period ended March 31, 2002 at $91.4 billion.

The Federal Reserve eased 11 times during 2001, bringing the fed funds target rate to 1.75%, its lowest level in 40 years. These actions were undertaken in an effort to revive the slowing U.S. economy and calm the markets after the events of September 11. The Fed's actions sparked a rally on the short end of the yield curve over the course of the fiscal year, with the 3-month Treasury yield falling 2.50% to close at 1.78%.

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher towards the end of the fiscal year. Positive economic reports suggested that a cyclical turning point was at hand. Industrial production rose in February for the second straight month. This increase signaled that battered manufacturers were gearing up to meet demand after businesses slashed inventories at a record pace during the latter part of 2001. Consumer confidence rose in March in the largest monthly gain since the last recession ended in 1991. Housing starts climbed to their highest level in three years while growth in durable goods orders beat expectations. Government spending, particularly higher outlays on defense, homeland security and Medicare/ Medicaid, provided stimulus.

Despite clear indications of a rebound, reduced capital spending continued to exert a drag on the economy. This ongoing corporate retrenchment, which also featured a reduction in equity buybacks, was designed to enhance free cash flow and rehabilitate credit quality that had been eroded by the borrowing and investment binge of the late 1990s. Credit rehab included restructuring of corporate balance sheets that in the eyes of investors and rating agencies had become too reliant on short-term financing such as commercial paper. New corporate bond issuance surged during the first calendar quarter as companies refinanced much of their commercial paper with longer-term bonds.

On the following pages you will find commentary from PIMCO's Bill Gross and Paul McCulley, plus specific details as to each Fund's portfolio and total return investment performance including a discussion of those factors that affected investment performance. Of note is the addition of two new Funds launched since our last report: the Real Return Fund II and Real Return Asset Fund.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,
Brent R. Harris

/s/ Brent R. Harris

Chairman of the Board
April 30, 2002

                                           3.31.02 | PIMCO Funds Annual Report 1

Economic Outlook

[PHOTO]
Bill Gross

Searching For "Brandies"

Bill Gross's March 2002 comments on GE's short-term bond issuance and sale of $1 billion of GE commercial paper had a market-moving impact. Yet, as Gross points out in this excerpt from his April Investment Outlook, there was valuable insight to be found in the response.

The aftermath of the GE thing reminded me of my teenage years when I used to hunt for golf balls on the links rolling through the hills of Los Altos, California. My dad was a golfer and would pay me 50 cents each for what he called a "brandie," which meant in those days any ball without a two-inch gash in its side. Brandies were most easily found on the thirteenth hole, a short but devilishly difficult par four that was bordered by a near stagnant creek. The point of the tale is that I learned a life's lesson on that 13th hole--which was to not let the excitement of the moment blind me to even greater opportunities around the corner. Rushing to the ball with eyes fixated on the creek might be costing me the potential discovery of another one lying just to my right that was hidden in the tall grass.

LO AND BEHOLD

Cut to the PIMCO trading room over forty years later as I and my associates fine-tuned our ears to the TV audio offering GE CEO Jeffrey Immelt's rebuttal to the furor of the past few days. What's he gonna say about me, is he gonna "dis" PIMCO, was of course my immediate concern. That was the golf ball in the creek, the priority of the moment. But, then I began to look around, or in this case, listen up for some new information that might be helpful; something that might put some quarters in our clients' pockets at some future date. And lo and behold, there in the grass was another brandie.

In addition to sticking up for his company and not "dissing" PIMCO, [Mr. Immelt] said the following: "And so while, you know, a move into long-term debt will increase our funding costs slightly,...it has nothing to do with the spread between commercial paper and long-term debt because we swap into matching funds. So you know the incremental cost is de minimus." How could moving $11 billion from 1 3/4% commercial paper to 6 1/2% debt be "de minimus?" At first blush, it appears to be an annual increase in interest expense of about $500 million dollars. But Immelt could be right if in fact they "swap" that long-term debt back into short-term floating rate paper. GE's actual increase in interest expense might temporarily be limited to say $70 or $80 million not $500 million- -if in fact they're using interest rate swaps.

"...Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again."

                                                                      Bill Gross

AN IMPORTANT FIND

And that is where I came upon what might be another brandie. The fresh idea was that if lots of corporations were doing the same thing, then the short-term Fed Funds rate is driving the economy. It means that short-term rates are even more critical to the profitability of Corporate America--to the level of the stock market--to the growth rate of the American economy than ever before. It means that Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again.

And because Greenspan must keep short rates relatively low, the risk of inflation in future years will be greater than otherwise, the yield curve will remain more positively sloped than otherwise, and the dollar will ultimately be weaker than otherwise. Bond investors should therefore continue to emphasize the front-end of the yield curve, avoid long-term bonds and keep durations close to index levels. As explained in the January Investment Outlook, the bond bull market is over and "spread" strategies employing mortgage, corporate and emerging market debt should dominate near term. These are the brandies of the moment.

Bill Gross is a founder and the Chief Investment Officer of PIMCO. He manages the PIMCO Total Return and Low Duration Funds, as well as various other fixed income funds.

2 PIMCO Funds Annual Report | 3.31.02

[PHOTO]
Paul McCulley

Taking Back Easing

With the economy showing signs of strength, the markets have started to anticipate when the Fed might once again raise interest rates. But as Paul McCulley remarks in this excerpt from his April newsletter, when could be far less important than why.

On August 7, 2001, with the Fed targeting the Fed funds rate at 3 3/4%, I uttered the following line on CNBC:

"Greenspan has tightened for the last time of his career."

The Fed funds rate is now 1 3/4%, and the Fed is openly threatening to "take back" the easing implemented after the September 11 Tragedy, when the Fed funds rate stood at 3 1/2%. Thus, I must eat those words spoken back on August 7, 2001: unless Chairman Greenspan retires soon, he is likely to tighten again in his career.

NOT "TIGHTENING"

The Fed will almost certainly declare, however, that it is not "tightening." Rather, the Fed will declare that it is "taking back easing" that proved to be unneeded. That's not "tightening," Fed officials will reassuringly assert, just moving the level of the Fed funds rate from "accommodative" towards "neutral." The Fed will simply be "un-easing." They would be "tightening" only if they were moving the Fed funds rate to a "tight" level, and that's not on their mind, officials will argue.

So, when does the un-easing start? I don't know. My hunch is that it will be later than the market presumes, probably not before the August 13 FOMC meeting. But the start date for the tightening campaign is really not all that terribly important. What matters is the Fed's rationale for the campaign and how it sells that rationale to the markets.

An overwhelming majority of the Fed's Federal Open Market Committee (FOMC) believes that last fall's easing of the Fed funds rate south of 3 1/2% was a stepchild of its function in the wake of the September 11 Tragedy: restoring liquidity, and more important, the confidence of liquidity to the capital markets, in particular to the epicenter of the capital markets, the stock market.

A TEMPERATE FED

With the economy cyclically recovering, the FOMC now wants to "re-level" the Fed funds rate back up. Chairman Greenspan is likely to go along, but only begrudgingly. Why? First and foremost, Mr. Greenspan sees no need to pre-empt a modest cyclical increase in inflation: secular "price stability" has been achieved, and a "take back" of the deflationary corporate pricing of the recession is not a problem to be solved, but rather a path to improved corporate profit margins, and ultimately, renewed business investment. Thus, there is no need for the Fed to aggressively tighten (or "un-ease," if you prefer): the prevailing Fed funds rate is not causing any manifest problem.

Yes, the yield curve is steep, leading some market observers to worry about rising inflationary expectations. And indeed, some of that might be happening, though I think the dominant reason that long-term rates are up is rising expectations of Fed tightening--to wit, rising real short-term rates. Whichever the case may be, it is also true that a steep yield curve is beneficial in breaking the "headwinds" of balance sheet repair in Corporate America, just as it was beneficial to breaking the "headwinds" of balance sheet repair in the banking system in 1992-93. Thus, Mr. Greenspan is doubly incentivized to temper the FOMC's tightening proclivities.

Bottom line: I expect 25 basis points of tightening per quarter--on average!-- over the next seven quarters, doubling the Fed funds rate to 3 1/2% by the end of 2003.

Paul McCulley is a Managing Director at PIMCO and is the manager of the PIMCO Short-Term Fund, as well as various other fixed income funds.

No part of this publication may be reproduced in any form, or referred to in any other publication, without express written permission. These articles contain the current opinions of the authors but not necessarily Pacific Investment Management Company LLC, and do not represent a recommendation of any particular security, strategy, or investment product. The authors' opinions are subject to change without notice. Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed. These articles are distributed for educational purposes and should not be considered as investment advice or an offer of any security for sale. Copyright 2001, PIMCO

                                           3.31.02 | PIMCO Funds Annual Report 3

PIMCO Total Return Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOIO:
Primarily intermediate maturity fixed income securities.

DURATION:
4.8 years

FUND INCEPTION DATE:
Institutional Class: 5/11/1987
Administrative Class: 9/08/1994

TOTAL NET ASSETS:
$53.2 million

PORTFOLIO MANAGER:
William H. Gross

TICKET SYMBOLS:
Institutional Class: PTTRX
Administrative Class: PTRAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002


                                                                  1 Year     3 Years*    5 Years*    10 Years*   Since Inception*
Total Return Fund Institutional Class                              7.15%       7.34%       8.43%        8.36%         9.17%
Total Return Fund Administrative Class                             6.89%       7.07%       8.16%          --          8.18%
Lehman Brothers Aggregate Bond Index                               5.35%       6.49%       7.57%        7.38%           --
Lipper Intermediate Investment Grade Debt Fund Average             4.22%       5.47%       6.51%        6.73%           --
* Annualized

SECTOR BREAKDOWN*

  Mortgage-Backed Securities                     52.6%
  Corporate Bonds & Notes                        25.8%
  Short-Term Instruments                         10.0%
  Other                                          11.6%

QUALITY BREAKDOWN*

  AAA                                            70.9%
  AA                                              3.5%
  A                                              14.8%
  BBB                                             8.9%
  BB                                              1.9%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                   [GRAPHIC]

                                                 Lehman Brothers
                           Total Return             Aggregate
         Month                Fund                 Bond Index
         =====             ============          ===============
       05/31/1987            5,000,000               5,000,000
       06/30/1987            5,063,956               5,068,813
       07/31/1987            5,051,390               5,064,918
       08/31/1987            5,039,534               5,037,815
       09/30/1987            4,913,547               4,930,538
       10/31/1987            5,070,060               5,106,141
       11/30/1987            5,107,024               5,147,040
       12/31/1987            5,153,726               5,217,151
       01/31/1988            5,364,621               5,400,545
       02/29/1988            5,425,978               5,464,652
       03/31/1988            5,377,483               5,413,367
       04/30/1988            5,349,895               5,384,153
       05/31/1988            5,323,746               5,347,962
       06/30/1988            5,451,097               5,476,986
       07/31/1988            5,444,079               5,448,260
       08/31/1988            5,470,463               5,462,542
       09/30/1988            5,574,381               5,586,211
       10/31/1988            5,662,479               5,691,379
       11/30/1988            5,612,027               5,622,241
       12/31/1988            5,637,131               5,628,571
       01/31/1989            5,706,918               5,709,556
       02/28/1989            5,670,892               5,668,171
       03/31/1989            5,697,790               5,692,677
       04/30/1989            5,825,551               5,811,802
       05/31/1989            5,967,305               5,964,522
       06/30/1989            6,168,244               6,146,131
       07/31/1989            6,298,843               6,276,779
       08/31/1989            6,190,418               6,183,783
       09/30/1989            6,221,536               6,215,431
       10/31/1989            6,371,017               6,368,476
       11/30/1989            6,426,949               6,429,174
       12/31/1989            6,440,083               6,446,378
       01/31/1990            6,332,594               6,369,774
       02/28/1990            6,349,652               6,390,386
       03/31/1990            6,344,778               6,395,092
       04/30/1990            6,255,058               6,336,504
       05/31/1990            6,460,283               6,524,117
       06/30/1990            6,569,705               6,628,798
       07/31/1990            6,676,661               6,720,495
       08/31/1990            6,571,662               6,630,745
       09/30/1990            6,578,458               6,685,601
       10/31/1990            6,669,789               6,770,482
       11/30/1990            6,838,024               6,916,223
       12/31/1990            6,958,354               7,023,987
       01/31/1991            7,027,903               7,110,815
       02/28/1991            7,126,178               7,171,514
       03/31/1991            7,216,808               7,220,852
       04/30/1991            7,335,070               7,299,078
       05/31/1991            7,390,178               7,341,762
       06/30/1991            7,401,768               7,338,029
       07/31/1991            7,508,521               7,439,788
       08/31/1991            7,712,232               7,600,786
       09/30/1991            7,894,694               7,754,804
       10/31/1991            7,975,769               7,841,145
       11/30/1991            8,045,044               7,913,042
       12/31/1991            8,319,147               8,148,046
       01/31/1992            8,251,437               8,037,198
       02/29/1992            8,323,957               8,089,457
       03/31/1992            8,292,135               8,043,852
       04/30/1992            8,335,850               8,101,954
       05/31/1992            8,508,487               8,254,836
       06/30/1992            8,616,472               8,368,443
       07/31/1992            8,827,524               8,539,178
       08/31/1992            8,902,987               8,625,682
       09/30/1992            9,043,980               8,727,928
       10/31/1992            8,965,037               8,612,211
       11/30/1992            8,972,362               8,614,159
       12/31/1992            9,129,278               8,751,136
       01/31/1993            9,297,750               8,918,950
       02/28/1993            9,504,901               9,075,078
       03/31/1993            9,560,206               9,112,893
       04/30/1993            9,643,848               9,176,350
       05/31/1993            9,666,306               9,188,036
       06/30/1993            9,876,645               9,354,551
       07/31/1993            9,937,133               9,407,459
       08/31/1993           10,163,538               9,572,351
       09/30/1993           10,204,890               9,598,643
       10/31/1993           10,277,472               9,634,511
       11/30/1993           10,187,745               9,552,551
       12/31/1993           10,271,501               9,604,324
       01/31/1994           10,396,445               9,733,998
       02/28/1994           10,210,928               9,564,886
       03/31/1994            9,995,399               9,329,070
       04/30/1994            9,896,929               9,254,577
       05/31/1994            9,850,224               9,253,278
       06/30/1994            9,814,015               9,232,829
       07/31/1994           10,015,509               9,416,223
       08/31/1994           10,044,623               9,427,908
       09/30/1994            9,917,753               9,289,146
       10/31/1994            9,906,083               9,280,869
       11/30/1994            9,907,443               9,260,257
       12/31/1994            9,904,417               9,324,202
       01/31/1995           10,082,267               9,508,731
       02/28/1995           10,319,048               9,734,809
       03/31/1995           10,417,456               9,794,534
       04/30/1995           10,600,658               9,931,349
       05/31/1995           10,936,213              10,315,665
       06/30/1995           10,929,713              10,391,294
       07/31/1995           10,936,311              10,368,086
       08/31/1995           11,105,123              10,493,216
       09/30/1995           11,244,355              10,595,300
       10/31/1995           11,415,091              10,733,089
       11/30/1995           11,662,396              10,893,924
       12/31/1995           11,863,138              11,046,806
       01/31/1996           11,960,385              11,120,164
       02/29/1996           11,668,778              10,926,870
       03/31/1996           11,578,391              10,850,915
       04/30/1996           11,530,294              10,789,892
       05/31/1996           11,499,480              10,767,982
       06/30/1996           11,683,873              10,912,588
       07/31/1996           11,714,500              10,942,450
       08/31/1996           11,704,501              10,924,111
       09/30/1996           11,973,193              11,114,483
       10/31/1996           12,284,300              11,360,686
       11/30/1996           12,575,406              11,555,278
       12/31/1996           12,419,446              11,447,838
       01/31/1997           12,465,678              11,482,894
       02/28/1997           12,494,013              11,511,458
       03/31/1997           12,342,925              11,383,894
       04/30/1997           12,565,728              11,554,304
       05/31/1997           12,694,757              11,663,529
       06/30/1997           12,843,894              11,801,967
       07/31/1997           13,203,071              12,120,229
       08/31/1997           13,089,168              12,016,846
       09/30/1997           13,301,627              12,194,073
       10/31/1997           13,461,510              12,370,975
       11/30/1997           13,523,400              12,427,941
       12/31/1997           13,681,812              12,553,071
       01/31/1998           13,893,968              12,714,230
       02/28/1998           13,855,371              12,704,087
       03/31/1998           13,902,211              12,748,312
       04/30/1998           13,957,191              12,814,853
       05/31/1998           14,119,833              12,936,413
       06/30/1998           14,257,594              13,046,124
       07/31/1998           14,305,551              13,073,877
       08/31/1998           14,533,176              13,286,646
       09/30/1998           14,969,015              13,597,767
       10/31/1998           14,869,808              13,525,870
       11/30/1998           14,925,950              13,602,636
       12/31/1998           15,018,914              13,643,534
       01/31/1999           15,109,171              13,740,911
       02/28/1999           14,831,091              13,501,039
       03/31/1999           14,958,503              13,575,857
       04/30/1999           15,032,946              13,618,865
       05/31/1999           14,870,656              13,499,578
       06/30/1999           14,846,270              13,456,570
       07/31/1999           14,790,750              13,399,279
       08/31/1999           14,803,007              13,392,596
       09/30/1999           14,968,364              13,547,942
       10/31/1999           15,018,938              13,597,929
       11/30/1999           15,055,090              13,596,955
       12/31/1999           14,976,517              13,531,388
       01/31/2000           14,900,278              13,487,081
       02/29/2000           15,083,651              13,650,188
       03/31/2000           15,307,078              13,830,012
       04/30/2000           15,264,806              13,790,412
       05/31/2000           15,262,467              13,784,082
       06/30/2000           15,586,098              14,070,858
       07/31/2000           15,729,678              14,198,585
       08/31/2000           15,977,572              14,404,375
       09/30/2000           16,034,043              14,494,936
       10/31/2000           16,135,944              14,590,853
       11/30/2000           16,451,556              14,829,427
       12/31/2000           16,786,703              15,104,518
       01/31/2001           17,032,309              15,351,532
       02/28/2001           17,196,785              15,485,264
       03/31/2001           17,266,189              15,563,003
       04/30/2001           17,107,442              15,498,343
       05/31/2001           17,174,199              15,591,965
       06/30/2001           17,222,245              15,650,786
       07/31/2001           17,819,063              16,000,687
       08/31/2001           18,040,583              16,184,024
       09/30/2001           18,340,232              16,372,525
       10/31/2001           18,733,092              16,715,209
       11/30/2001           18,466,381              16,484,726
       12/31/2001           18,381,251              16,379,929
       01/31/2002           18,610,020              16,512,594
       02/28/2002           18,870,836              16,672,618
       03/31/2002           18,500,719              16,395,254


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/08/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Total Return Fund's Institutional Class shares outperformed the Lehman
   Brothers Aggregate Bond Index for the one-year period ended March 31, 2002, returning 7.15% versus 5.35% for the Index.
..  The Fund held longer than Index duration during most of the year, which had a positive impact on returns as yields generally fell.
.. An emphasis on shorter maturity securities was positive for returns as the Federal Reserve lowered short-term interest rates eight times during the year.
..  The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.
.. An underweight in investment-grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.
.. Euro-zone and UK holdings, especially shorter maturities, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.
.. A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

4 PIMCO Funds Annual Report | 3.31.02

PIMCO Total Return Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions.

DURATION:
4.6 years

FUND INCEPTION DATE:
Institutional Class: 12/30/1991
Administrative Class: 11/30/1994

TOTAL NET ASSETS:
$1.9 billion

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PMBIX
Administrative Class: PRADX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                       1 Year   3 Years*   5 Years*   10 Years*   Since Inception*
Total Return Fund II Institutional Class                                6.89%     7.02%      8.08%       8.12%         7.79%
Total Return Fund II Administrative Class                               6.64%     6.76%      7.81%         --          8.31%
Lehman Brothers Aggregate Bond Index                                    5.35%     6.49%      7.57%       7.38%           --
Lipper Intermediate Investment Grade Debt Fund Average                  4.22%     5.47%      6.51%       6.73%           --
* Annualized

SECTOR BREAKDOWN*

     Mortgage-Backed Securities                        37.7%
     Corporate Bonds & Notes                           35.5%
     Short-Term Instruments                            14.6%
     U.S. Treasury Obligations                          5.1%
     Other                                              7.1%

QUALITY BREAKDOWN*

     AAA                                               58.3%
     AA                                                 7.3%
     A                                                 22.8%
     BBB                                               10.9%
     BB                                                 0.4%
     B                                                  0.3%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                   [GRAPHIC]

                                               Lehman Brothers
                         Total Return             Aggregate
        Month               Fund II               Bond Index
        =====            ============          ===============
      12/31/1991           5,000,000               5,000,000
      01/31/1992           4,929,716               4,931,979
      02/29/1992           4,951,937               4,964,047
      03/31/1992           4,937,873               4,936,062
      04/30/1992           4,963,257               4,971,716
      05/31/1992           5,075,312               5,065,531
      06/30/1992           5,149,979               5,135,245
      07/31/1992           5,309,040               5,240,016
      08/31/1992           5,355,136               5,293,098
      09/30/1992           5,437,041               5,355,841
      10/31/1992           5,367,337               5,284,832
      11/30/1992           5,383,727               5,286,027
      12/31/1992           5,471,600               5,370,083
      01/31/1993           5,579,371               5,473,060
      02/28/1993           5,705,377               5,568,868
      03/31/1993           5,719,997               5,592,073
      04/30/1993           5,793,075               5,631,013
      05/31/1993           5,790,801               5,638,183
      06/30/1993           5,920,354               5,740,365
      07/31/1993           5,952,711               5,772,831
      08/31/1993           6,070,915               5,874,017
      09/30/1993           6,093,002               5,890,150
      10/31/1993           6,109,820               5,912,160
      11/30/1993           6,049,436               5,861,866
      12/31/1993           6,067,802               5,893,636
      01/31/1994           6,149,761               5,973,210
      02/28/1994           6,050,676               5,869,435
      03/31/1994           5,910,178               5,724,729
      04/30/1994           5,870,870               5,679,016
      05/31/1994           5,858,460               5,678,219
      06/30/1994           5,845,104               5,665,671
      07/31/1994           5,977,463               5,778,209
      08/31/1994           5,984,657               5,785,380
      09/30/1994           5,896,835               5,700,229
      10/31/1994           5,889,838               5,695,150
      11/30/1994           5,888,896               5,682,502
      12/31/1994           5,933,421               5,721,741
      01/31/1995           6,043,232               5,834,977
      02/28/1995           6,182,752               5,973,708
      03/31/1995           6,223,522               6,010,358
      04/30/1995           6,299,808               6,094,313
      05/31/1995           6,523,923               6,330,146
      06/30/1995           6,551,569               6,376,556
      07/31/1995           6,507,691               6,362,315
      08/31/1995           6,628,805               6,439,100
      09/30/1995           6,717,353               6,501,743
      10/31/1995           6,829,613               6,586,296
      11/30/1995           6,952,671               6,684,992
      12/31/1995           7,059,284               6,778,807
      01/31/1996           7,096,875               6,823,822
      02/29/1996           6,956,380               6,705,209
      03/31/1996           6,882,877               6,658,600
      04/30/1996           6,829,282               6,621,153
      05/31/1996           6,805,776               6,607,708
      06/30/1996           6,917,299               6,696,445
      07/31/1996           6,933,266               6,714,769
      08/31/1996           6,916,233               6,703,516
      09/30/1996           7,079,837               6,820,337
      10/31/1996           7,268,469               6,971,417
      11/30/1996           7,416,019               7,090,828
      12/31/1996           7,331,446               7,024,898
      01/31/1997           7,372,632               7,046,410
      02/28/1997           7,387,727               7,063,938
      03/31/1997           7,305,831               6,985,659
      04/30/1997           7,418,069               7,090,230
      05/31/1997           7,488,383               7,157,255
      06/30/1997           7,571,276               7,242,207
      07/31/1997           7,808,619               7,437,506
      08/31/1997           7,730,081               7,374,066
      09/30/1997           7,837,156               7,482,820
      10/31/1997           7,950,092               7,591,375
      11/30/1997           7,972,129               7,626,332
      12/31/1997           8,063,867               7,703,117
      01/31/1998           8,181,882               7,802,012
      02/28/1998           8,157,419               7,795,787
      03/31/1998           8,181,806               7,822,926
      04/30/1998           8,222,040               7,863,759
      05/31/1998           8,310,019               7,938,353
      06/30/1998           8,398,686               8,005,677
      07/31/1998           8,417,371               8,022,707
      08/31/1998           8,634,608               8,153,272
      09/30/1998           8,863,669               8,344,189
      10/31/1998           8,784,161               8,300,070
      11/30/1998           8,790,237               8,347,177
      12/31/1998           8,840,354               8,372,274
      01/31/1999           8,895,775               8,432,029
      02/28/1999           8,717,208               8,284,832
      03/31/1999           8,791,829               8,330,744
      04/30/1999           8,826,341               8,357,136
      05/31/1999           8,716,487               8,283,936
      06/30/1999           8,686,621               8,257,544
      07/31/1999           8,640,505               8,222,388
      08/31/1999           8,645,072               8,218,287
      09/30/1999           8,749,143               8,313,614
      10/31/1999           8,774,371               8,344,288
      11/30/1999           8,789,718               8,343,691
      12/31/1999           8,745,555               8,303,456
      01/31/2000           8,714,587               8,276,267
      02/29/2000           8,804,572               8,376,357
      03/31/2000           8,919,699               8,486,705
      04/30/2000           8,885,298               8,462,404
      05/31/2000           8,910,528               8,458,520
      06/30/2000           9,090,806               8,634,499
      07/31/2000           9,163,246               8,712,877
      08/31/2000           9,307,790               8,839,159
      09/30/2000           9,348,802               8,894,732
      10/31/2000           9,424,027               8,953,590
      11/30/2000           9,600,448               9,099,990
      12/31/2000           9,776,445               9,268,798
      01/31/2001           9,910,018               9,420,376
      02/28/2001          10,026,066               9,502,440
      03/31/2001          10,081,188               9,550,144
      04/30/2001          10,013,145               9,510,466
      05/31/2001          10,086,569               9,567,917
      06/30/2001          10,116,284               9,604,012
      07/31/2001          10,445,858               9,818,726
      08/31/2001          10,560,283               9,931,230
      09/30/2001          10,773,561              10,046,903
      10/31/2001          10,983,184              10,257,189
      11/30/2001          10,790,745              10,115,754
      12/31/2001          10,721,689              10,051,446
      01/31/2002          10,838,381              10,132,855
      02/28/2002          10,976,514              10,231,053
      03/31/2002          10,776,690              10,060,851


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.

PORTFOLIO INSIGHTS

..  The Total Return Fund II Institutional Class shares outperformed the Lehman
   Brothers Aggregate Bond Index for the one-year period ended March 31, 2002, returning 6.89% versus 5.35% for the Index.

.. The Fund's duration was held above that of the Index during the period, which had a positive impact on returns as yields generally fell.

.. An emphasis on shorter maturity securities was positive for returns as the Federal Reserve lowered short-term interest rates eight times during the fiscal year.

.. The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

.. An underweight in investment-grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

                                           3.31.02 | PIMCO Funds Annual Report 5

PIMCO Total Return Fund III

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices.

DURATION:
4.8 years

FUND INCEPTION DATE:
Institutional Class: 5/01/1991
Administrative Class: 4/11/1997

TOTAL NET ASSETS:
$846.0 million

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PTSAX
Administrative Class: PRFAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                   1  Year    3 Years*   5 Years*   10 Years*   Since Inception*
Total Return Fund III Institutional Class                           7.76%      6.64%      8.12%       8.22%          8.66%
Total Return Fund III Administrative Class                          7.42%      6.33%        --          --           7.90%
Lehman Brothers Aggregate Bond Index                                5.35%      6.49%      7.57%       7.38%            --
Lipper Intermediate Investment Grade Debt Fund Average              4.22%      5.47%      6.51%       6.73%            --
* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities           49.6%
   Corporate Bonds & Notes              27.1%
   Short-Term Instruments               11.1%
   Other                                12.2%

QUALITY BREAKDOWN*

   AAA                                  67.5%
   AA                                    1.2%
   A                                    19.6%
   BBB                                   8.1%
   BB                                    3.6%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                   [GRAPH]

                                               Lehman Brothers
                         Total Return              Aggregate
       Month               Fund III               Bond Index
       =====             ============          ===============
     04/30/1991           5,000,000               5,000,000
     05/31/1991           5,024,573               5,029,239
     06/30/1991           5,011,360               5,026,682
     07/31/1991           5,091,347               5,096,389
     08/31/1991           5,231,902               5,206,675
     09/30/1991           5,362,299               5,312,180
     10/31/1991           5,419,024               5,371,326
     11/30/1991           5,475,902               5,420,576
     12/31/1991           5,687,512               5,581,558
     01/31/1992           5,605,239               5,505,625
     02/29/1992           5,649,578               5,541,424
     03/31/1992           5,621,306               5,510,184
     04/30/1992           5,643,874               5,549,984
     05/31/1992           5,752,958               5,654,712
     06/30/1992           5,844,833               5,732,534
     07/31/1992           6,028,857               5,849,491
     08/31/1992           6,069,916               5,908,747
     09/30/1992           6,112,922               5,978,788
     10/31/1992           6,061,053               5,899,520
     11/30/1992           6,110,005               5,900,854
     12/31/1992           6,200,947               5,994,686
     01/31/1993           6,262,534               6,109,641
     02/28/1993           6,404,215               6,216,592
     03/31/1993           6,434,449               6,242,496
     04/30/1993           6,497,518               6,285,965
     05/31/1993           6,501,189               6,293,970
     06/30/1993           6,644,496               6,408,036
     07/31/1993           6,697,102               6,444,279
     08/31/1993           6,880,114               6,557,233
     09/30/1993           6,894,099               6,575,243
     10/31/1993           6,957,037               6,599,813
     11/30/1993           6,917,372               6,543,670
     12/31/1993           6,984,685               6,579,135
     01/31/1994           7,060,374               6,667,964
     02/28/1994           6,937,795               6,552,119
     03/31/1994           6,797,242               6,390,581
     04/30/1994           6,731,751               6,339,552
     05/31/1994           6,676,376               6,338,662
     06/30/1994           6,681,328               6,324,654
     07/31/1994           6,815,349               6,450,282
     08/31/1994           6,830,651               6,458,287
     09/30/1994           6,760,588               6,363,232
     10/31/1994           6,777,181               6,357,562
     11/30/1994           6,726,341               6,343,443
     12/31/1994           6,745,188               6,387,246
     01/31/1995           6,870,185               6,513,652
     02/28/1995           7,076,265               6,668,520
     03/31/1995           7,131,606               6,709,432
     04/30/1995           7,251,354               6,803,153
     05/31/1995           7,479,227               7,066,416
     06/30/1995           7,468,982               7,118,224
     07/31/1995           7,469,280               7,102,326
     08/31/1995           7,577,254               7,188,042
     09/30/1995           7,661,664               7,257,971
     10/31/1995           7,778,032               7,352,359
     11/30/1995           7,920,241               7,462,534
     12/31/1995           8,042,735               7,567,261
     01/31/1996           8,110,490               7,617,512
     02/29/1996           7,917,045               7,485,103
     03/31/1996           7,848,991               7,433,072
     04/30/1996           7,813,232               7,391,271
     05/31/1996           7,795,663               7,376,262
     06/30/1996           7,938,312               7,475,319
     07/31/1996           7,953,817               7,495,775
     08/31/1996           7,937,131               7,483,213
     09/30/1996           8,134,267               7,613,621
     10/31/1996           8,353,533               7,782,274
     11/30/1996           8,530,260               7,915,573
     12/31/1996           8,415,107               7,841,975
     01/31/1997           8,452,273               7,865,989
     02/28/1997           8,465,767               7,885,556
     03/31/1997           8,379,284               7,798,172
     04/30/1997           8,523,528               7,914,906
     05/31/1997           8,625,020               7,989,727
     06/30/1997           8,714,471               8,084,560
     07/31/1997           8,945,988               8,302,575
     08/31/1997           8,888,809               8,231,756
     09/30/1997           9,006,608               8,353,160
     10/31/1997           9,140,798               8,474,341
     11/30/1997           9,172,684               8,513,363
     12/31/1997           9,274,215               8,599,079
     01/31/1998           9,418,706               8,709,477
     02/28/1998           9,404,616               8,702,528
     03/31/1998           9,436,938               8,732,823
     04/30/1998           9,472,905               8,778,405
     05/31/1998           9,559,386               8,861,676
     06/30/1998           9,655,888               8,936,830
     07/31/1998           9,697,309               8,955,841
     08/31/1998           9,843,713               9,101,592
     09/30/1998          10,148,628               9,314,715
     10/31/1998          10,097,948               9,265,464
     11/30/1998          10,154,614               9,318,050
     12/31/1998          10,237,306               9,346,067
     01/31/1999          10,291,019               9,412,772
     02/28/1999          10,083,482               9,248,455
     03/31/1999          10,210,751               9,299,706
     04/30/1999          10,264,484               9,329,168
     05/31/1999          10,112,792               9,247,454
     06/30/1999          10,098,298               9,217,993
     07/31/1999          10,060,554               9,178,748
     08/31/1999          10,064,068               9,174,170
     09/30/1999          10,149,144               9,280,584
     10/31/1999          10,190,083               9,314,826
     11/30/1999          10,208,038               9,314,159
     12/31/1999          10,139,938               9,269,244
     01/31/2000           9,971,148               9,238,894
     02/29/2000          10,081,292               9,350,625
     03/31/2000          10,244,449               9,473,807
     04/30/2000          10,191,835               9,446,680
     05/31/2000          10,178,995               9,442,344
     06/30/2000          10,404,668               9,638,791
     07/31/2000          10,480,599               9,726,286
     08/31/2000          10,659,083               9,867,257
     09/30/2000          10,682,050               9,929,292
     10/31/2000          10,727,050               9,994,997
     11/30/2000          10,921,300              10,158,425
     12/31/2000          11,164,751              10,346,867
     01/31/2001          11,321,486              10,516,076
     02/28/2001          11,425,133              10,607,684
     03/31/2001          11,489,223              10,660,937
     04/30/2001          11,393,743              10,616,644
     05/31/2001          11,461,186              10,680,777
     06/30/2001          11,468,986              10,721,070
     07/31/2001          11,853,724              10,960,758
     08/31/2001          12,026,516              11,086,348
     09/30/2001          12,240,207              11,215,474
     10/31/2001          12,486,006              11,450,219
     11/30/2001          12,300,855              11,292,334
     12/31/2001          12,278,725              11,220,546
     01/31/2002          12,430,837              11,311,424
     02/28/2002          12,584,616              11,421,043
     03/31/2002          12,381,176              11,231,045


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Total Return Fund III Institutional Class shares outperformed the Lehman
   Brothers Aggregate Bond Index for the one-year period ended March 31, 2002, returning 7.76% versus 5.35% for the Index.

.. The Fund's duration was held above that of the Index during the period, which had a positive impact on returns as yields generally fell.

.. An emphasis on shorter maturity securities was positive for returns as the Federal Reserve lowered short-term interest rates several times during the period.

.. The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

.. An underweight in investment-grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

.. Euro-zone and UK holdings, especially shorter maturities, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.

.. A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

6 PIMCO Funds Annual Report | 3.31.02

PIMCO Moderate Duration Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short and intermediate maturity fixed income securities.

DURATION:
4.1 years

FUND INCEPTION DATE:
Institutional Class: 12/31/1996

TOTAL NET ASSETS:
$767.0 million

PORTFOLIO MANAGEMENT TEAM LEAD:
William H. Gross

TICKER SYMBOL:
Institutional Class: PMDRX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                              1 Year     3 Years*   5 Years*   Since Inception*
Moderate Duration Fund Institutional Class                                     7.09%       6.93%      7.45%         7.04%
Lehman Brothers Intermediate Government/Corporate Bond Index                   5.16%       6.38%      7.07%           --
Lipper Short Intermediate Investment Grade Debt Fund Average                   4.10%       5.39%      6.04%           --
* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities           57.0%
   Corporate Bonds & Notes              18.6%
   Short-Term Instruments               15.1%
   Other                                 9.3%

QUALITY BREAKDOWN*

   AAA                                  77.9%
   AA                                    5.1%
   A                                     8.9%
   BBB                                   7.5%
   BB                                    0.6%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                   [GRAPH]

                                                       Lehman Brothers
                                Moderate               Intermed. Gov't/
          Month              Duration Fund          Corporate Bond Index
          =====              =============          ====================
       12/31/1996              5,000,000                 5,000,000
       01/31/1997              5,018,573                 5,019,499
       02/28/1997              5,025,671                 5,029,037
       03/31/1997              4,987,552                 4,994,337
       04/30/1997              5,045,822                 5,053,270
       05/31/1997              5,078,973                 5,095,212
       06/30/1997              5,141,280                 5,141,578
       07/31/1997              5,240,626                 5,245,952
       08/31/1997              5,220,094                 5,219,722
       09/30/1997              5,282,529                 5,280,271
       10/31/1997              5,331,654                 5,338,882
       11/30/1997              5,354,915                 5,350,628
       12/31/1997              5,398,734                 5,393,432
       01/31/1998              5,454,128                 5,464,087
       02/28/1998              5,448,868                 5,459,715
       03/31/1998              5,476,199                 5,477,186
       04/30/1998              5,507,779                 5,504,572
       05/31/1998              5,547,118                 5,544,756
       06/30/1998              5,574,030                 5,580,242
       07/31/1998              5,603,136                 5,599,773
       08/31/1998              5,657,953                 5,687,689
       09/30/1998              5,812,116                 5,830,450
       10/31/1998              5,807,792                 5,824,620
       11/30/1998              5,807,850                 5,824,037
       12/31/1998              5,837,909                 5,847,334
       01/31/1999              5,869,063                 5,879,494
       02/28/1999              5,778,416                 5,793,065
       03/31/1999              5,842,985                 5,836,513
       04/30/1999              5,861,195                 5,854,606
       05/31/1999              5,823,540                 5,809,526
       06/30/1999              5,805,584                 5,813,592
       07/31/1999              5,800,346                 5,808,361
       08/31/1999              5,804,694                 5,813,007
       09/30/1999              5,858,013                 5,867,068
       10/31/1999              5,893,763                 5,882,322
       11/30/1999              5,912,009                 5,889,381
       12/31/1999              5,890,158                 5,869,946
       01/31/2000              5,826,274                 5,848,228
       02/29/2000              5,873,746                 5,896,183
       03/31/2000              5,951,786                 5,957,503
       04/30/2000              5,955,966                 5,943,800
       05/31/2000              5,995,504                 5,953,311
       06/30/2000              6,078,846                 6,058,088
       07/31/2000              6,123,436                 6,104,129
       08/31/2000              6,204,722                 6,176,158
       09/30/2000              6,265,532                 6,232,361
       10/31/2000              6,292,005                 6,261,030
       11/30/2000              6,379,265                 6,346,180
       12/31/2000              6,486,663                 6,462,950
       01/31/2001              6,588,529                 6,568,942
       02/28/2001              6,633,080                 6,631,347
       03/31/2001              6,671,537                 6,682,408
       04/30/2001              6,651,187                 6,665,034
       05/31/2001              6,678,198                 6,702,358
       06/30/2001              6,710,068                 6,727,157
       07/31/2001              6,873,298                 6,867,082
       08/31/2001              6,945,719                 6,935,753
       09/30/2001              7,087,216                 7,037,015
       10/31/2001              7,215,055                 7,153,829
       11/30/2001              7,125,631                 7,082,137
       12/31/2001              7,096,739                 7,043,185
       01/31/2002              7,173,775                 7,079,810
       02/28/2002              7,256,413                 7,135,740
       03/31/2002              7,144,569                 7,027,277

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Moderate Duration Fund Institutional Class shares outperformed the Lehman
   Brothers Intermediate Government/Corporate Bond Index for the one-year period ended March 31, 2002, returning 7.09% versus 5.16% for the Index.

.. The Fund held longer than Index duration during the second and third quarters of 2001, which had a positive impact on returns as yields generally fell.

.. An emphasis on shorter maturity securities was positive for returns as the Federal Reserve lowered short-term interest rates eight times during the fiscal year. Since the fourth quarter of 2001, duration has been close to the benchmark.

.. The Fund benefited from an emphasis on mortgages, which provided a high quality source of additional yield.

.. An underweight in investment-grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

.. Euro-zone and UK holdings, especially shorter maturities, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.

.. A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

                                           3.31.02 | PIMCO Funds Annual Report 7

PIMCO Low Duration Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities.

DURATION:
2.0 years

FUND INCEPTION DATE:
Institutional Class: 5/11/1987
Administrative Class: 1/03/1995

TOTAL NET ASSETS:
$6.1 billion

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PTLDX
Administrative Class: PLDAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                1 Year      3 Years*    5 Years*    10 Years*   Since Inception*
Low Duration Fund Institutional Class                            5.91%       6.27%       6.83%        6.82%          7.75%
Low Duration Fund Administrative Class                           5.65%       6.01%       6.56%          --           7.03%
Merrill Lynch 1-3 Year Treasury Index                            5.40%       6.22%       6.45%        6.08%            --
Lipper Short Investment Grade Debt Fund Average                  4.40%       5.56%       5.81%        5.69%            --
* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities                41.8%
   Corporate Bonds & Notes                   27.3%
   Short-Term Instruments                    24.9%
   Other                                      6.0%

QUALITY BREAKDOWN*

   AAA                                       67.5%
   AA                                         6.4%
   A                                         12.1%
   BBB                                       12.1%
   BB                                         1.9%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                     Merrill Lynch
                              Low Duration              1-3 Year
          Month                   Fund               Treasury Index
          =====               ============           ==============
       05/31/1987              5,000,000                 5,000,000
       06/30/1987              5,046,628                 5,054,486
       07/31/1987              5,065,090                 5,079,247
       08/31/1987              5,064,335                 5,083,277
       09/30/1987              5,052,060                 5,063,694
       10/31/1987              5,133,989                 5,175,497
       11/30/1987              5,191,951                 5,206,753
       12/31/1987              5,222,390                 5,239,924
       01/31/1988              5,308,798                 5,323,917
       02/29/1988              5,347,411                 5,367,579
       03/31/1988              5,380,986                 5,378,053
       04/30/1988              5,403,325                 5,385,796
       05/31/1988              5,415,511                 5,378,103
       06/30/1988              5,466,198                 5,433,788
       07/31/1988              5,495,264                 5,437,868
       08/31/1988              5,517,425                 5,449,457
       09/30/1988              5,568,286                 5,512,752
       10/31/1988              5,619,832                 5,567,754
       11/30/1988              5,626,975                 5,552,801
       12/31/1988              5,652,043                 5,565,872
       01/31/1989              5,699,277                 5,609,584
       02/28/1989              5,708,130                 5,609,468
       03/31/1989              5,730,286                 5,635,162
       04/30/1989              5,798,151                 5,721,387
       05/31/1989              5,917,401                 5,806,895
       06/30/1989              6,046,639                 5,915,301
       07/31/1989              6,135,363                 6,002,808
       08/31/1989              6,107,180                 5,965,890
       09/30/1989              6,137,963                 6,001,276
       10/31/1989              6,219,093                 6,091,880
       11/30/1989              6,275,483                 6,149,263
       12/31/1989              6,307,554                 6,173,858
       01/31/1990              6,303,536                 6,178,987
       02/28/1990              6,346,767                 6,207,779
       03/31/1990              6,381,164                 6,228,694
       04/30/1990              6,377,250                 6,240,900
       05/31/1990              6,484,898                 6,336,383
       06/30/1990              6,554,775                 6,403,041
       07/31/1990              6,626,735                 6,482,955
       08/31/1990              6,639,802                 6,502,338
       09/30/1990              6,676,368                 6,555,691
       10/31/1990              6,724,978                 6,627,712
       11/30/1990              6,805,177                 6,692,922
       12/31/1990              6,878,682                 6,774,101
       01/31/1991              6,942,193                 6,836,151
       02/28/1991              6,997,644                 6,876,758
       03/31/1991              7,057,271                 6,923,107
       04/30/1991              7,143,402                 6,988,670
       05/31/1991              7,199,368                 7,030,881
       06/30/1991              7,245,425                 7,059,426
       07/31/1991              7,325,646                 7,120,914
       08/31/1991              7,430,571                 7,218,612
       09/30/1991              7,527,775                 7,296,718
       10/31/1991              7,593,269                 7,375,086
       11/30/1991              7,675,305                 7,451,712
       12/31/1991              7,804,629                 7,565,276
       01/31/1992              7,811,724                 7,553,701
       02/29/1992              7,850,357                 7,579,762
       03/31/1992              7,854,905                 7,577,109
       04/30/1992              7,910,379                 7,646,439
       05/31/1992              7,990,995                 7,716,175
       06/30/1992              8,065,552                 7,794,942
       07/31/1992              8,172,756                 7,882,416
       08/31/1992              8,227,543                 7,951,624
       09/30/1992              8,309,644                 8,027,323
       10/31/1992              8,312,516                 7,979,320
       11/30/1992              8,317,418                 7,966,313
       12/31/1992              8,404,634                 8,041,993
       01/31/1993              8,484,134                 8,125,469
       02/28/1993              8,584,735                 8,194,941
       03/31/1993              8,633,491                 8,219,527
       04/30/1993              8,674,838                 8,270,487
       05/31/1993              8,685,036                 8,247,329
       06/30/1993              8,771,815                 8,308,113
       07/31/1993              8,802,074                 8,327,387
       08/31/1993              8,888,391                 8,400,002
       09/30/1993              8,922,962                 8,427,302
       10/31/1993              8,984,843                 8,443,819
       11/30/1993              8,993,553                 8,445,931
       12/31/1993              9,056,846                 8,477,097
       01/31/1994              9,106,228                 8,531,519
       02/28/1994              9,066,980                 8,477,003
       03/31/1994              9,027,600                 8,434,789
       04/30/1994              8,998,069                 8,404,930
       05/31/1994              8,988,338                 8,416,864
       06/30/1994              9,007,246                 8,441,778
       07/31/1994              9,091,298                 8,514,377
       08/31/1994              9,129,999                 8,544,348
       09/30/1994              9,116,482                 8,524,952
       10/31/1994              9,115,926                 8,544,133
       11/30/1994              9,118,176                 8,506,026
       12/31/1994              9,113,801                 8,525,250
       01/31/1995              9,198,589                 8,643,921
       02/28/1995              9,314,539                 8,762,689
       03/31/1995              9,352,866                 8,811,585
       04/30/1995              9,470,326                 8,890,096
       05/31/1995              9,642,739                 9,045,405
       06/30/1995              9,692,391                 9,094,070
       07/31/1995              9,696,402                 9,131,718
       08/31/1995              9,802,372                 9,186,053
       09/30/1995              9,890,345                 9,230,697
       10/31/1995              9,964,908                 9,308,604
       11/30/1995             10,081,178                 9,390,892
       12/31/1995             10,201,089                 9,463,014
       01/31/1996             10,276,453                 9,543,450
       02/29/1996             10,210,333                 9,503,081
       03/31/1996             10,206,317                 9,494,623
       04/30/1996             10,210,668                 9,502,599
       05/31/1996             10,220,903                 9,522,079
       06/30/1996             10,324,796                 9,590,448
       07/31/1996             10,360,157                 9,628,235
       08/31/1996             10,411,622                 9,661,259
       09/30/1996             10,559,003                 9,748,888
       10/31/1996             10,711,509                 9,858,660
       11/30/1996             10,856,335                 9,934,177
       12/31/1996             10,827,172                 9,934,177
       01/31/1997             10,917,928                 9,980,768
       02/28/1997             10,962,362                10,003,723
       03/31/1997             10,918,161                 9,999,822
       04/30/1997             11,051,403                10,081,520
       05/31/1997             11,144,606                10,150,277
       06/30/1997             11,232,679                10,220,213
       07/31/1997             11,414,133                10,332,533
       08/31/1997             11,408,378                10,342,038
       09/30/1997             11,508,994                10,420,534
       10/31/1997             11,594,791                10,497,958
       11/30/1997             11,628,837                10,523,470
       12/31/1997             11,718,950                10,595,345
       01/31/1998             11,808,398                10,698,225
       02/28/1998             11,849,111                10,707,426
       03/31/1998             11,900,389                10,751,006
       04/30/1998             11,965,788                10,801,320
       05/31/1998             12,042,787                10,858,892
       06/30/1998             12,072,222                10,915,357
       07/31/1998             12,130,281                10,966,441
       08/31/1998             12,177,935                11,104,289
       09/30/1998             12,426,371                11,251,422
       10/31/1998             12,407,993                11,306,666
       11/30/1998             12,480,576                11,296,829
       12/31/1998             12,558,314                11,336,708
       01/31/1999             12,614,507                11,381,600
       02/28/1999             12,548,547                11,326,059
       03/31/1999             12,656,332                11,404,775
       04/30/1999             12,723,248                11,441,498
       05/31/1999             12,683,445                11,434,174
       06/30/1999             12,690,305                11,469,850
       07/31/1999             12,692,072                11,506,210
       08/31/1999             12,701,307                11,539,462
       09/30/1999             12,796,976                11,614,468
       10/31/1999             12,850,766                11,645,363
       11/30/1999             12,906,395                11,667,372
       12/31/1999             12,931,228                11,684,058
       01/31/2000             12,915,977                11,679,735
       02/29/2000             13,009,930                11,757,522
       03/31/2000             13,106,258                11,830,418
       04/30/2000             13,135,290                11,861,176
       05/31/2000             13,175,787                11,909,925
       06/30/2000             13,335,487                12,033,551
       07/31/2000             13,416,218                12,109,603
       08/31/2000             13,566,278                12,198,850
       09/30/2000             13,635,215                12,286,438
       10/31/2000             13,636,576                12,352,416
       11/30/2000             13,743,722                12,469,270
       12/31/2000             13,926,801                12,618,029
       01/31/2001             14,154,253                12,776,132
       02/28/2001             14,225,101                12,859,176
       03/31/2001             14,343,928                12,966,423
       04/30/2001             14,386,763                13,001,042
       05/31/2001             14,503,863                13,074,368
       06/30/2001             14,541,262                13,118,821
       07/31/2001             14,789,469                13,266,014
       08/31/2001             14,880,723                13,342,428
       09/30/2001             15,029,046                13,562,042
       10/31/2001             15,224,654                13,690,204
       11/30/2001             15,069,717                13,660,633
       12/31/2001             15,041,156                13,665,416
       01/31/2002             15,183,830                13,693,156
       02/28/2002             15,307,463                13,759,294
       03/31/2002             15,191,222                13,666,418

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund' s Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/03/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The Low Duration Fund Institutional Class shares returned 5.91% for the annual period ended March 31, 2002, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 5.40%.

.. The Fund maintained an above-benchmark duration for most of the period, which detracted from performance. While short maturity yields fell dramatically, most intermediate and longer term yields rose.

.. Our broader-than-Index maturity distribution had a negative impact on performance as the yield curve steepened.

.. An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

.. The Fund's corporate holdings were positive for performance. The sector performed well despite a high level of economic uncertainty and sustained volatility.

.. Emerging market holdings contributed to returns. Superior security selection was crucial as the sector was hurt by isolated crises and political upheaval.

..  Developed non-U.S. holdings were a source of additional returns.

8 PIMCO Funds Annual Report | 3.31.02

PIMCO Low Duration Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities with quality and non-U.S. issuer restrictions.

DURATION:
2.0 years

FUND INCEPTION DATE:
Institutional Class: 10/31/1991
Administrative Class: 2/02/1998

TOTAL NET ASSETS:
$360.7 million

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PLDTX
Administrative Class: PDFAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                1 Year      3 Years*    5 Years*    10 Years*   Since Inception*
Low Duration Fund II Institutional Class                         5.75%       6.23%       6.57%        6.33%          6.38%
Low Duration Fund II Administrative Class                        5.48%       5.96%         --           --           5.80%
Merrill Lynch 1-3 Year Treasury Index                            5.40%       6.22%       6.45%        6.08%            --
Lipper Short Investment Grade Debt Fund Average                  4.40%       5.56%       5.81%        5.69%            --
* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities           49.7%
   Short-Term Instruments               25.0%
   Corporate Bonds & Notes              19.7%
   Other                                 5.6%

QUALITY BREAKDOWN*

   AAA                                  83.4%
   AA                                    6.2%
   A                                    10.4%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                      Merrill Lynch
                               Low Duration              1-3 Year
         Month                    Fund II             Treasury Index
         =====                 ============           ==============
      10/31/1991                5,000,000                5,000,000
      11/30/1991                5,070,496                5,051,950
      12/31/1991                5,150,788                5,128,941
      01/31/1992                5,126,506                5,121,094
      02/29/1992                5,159,358                5,138,762
      03/31/1992                5,157,326                5,136,964
      04/30/1992                5,197,109                5,183,966
      05/31/1992                5,240,589                5,231,244
      06/30/1992                5,302,476                5,284,645
      07/31/1992                5,355,736                5,343,949
      08/31/1992                5,377,728                5,390,869
      09/30/1992                5,426,036                5,442,189
      10/31/1992                5,423,401                5,409,645
      11/30/1992                5,417,545                5,400,827
      12/31/1992                5,471,783                5,452,135
      01/31/1993                5,544,427                5,508,728
      02/28/1993                5,600,313                5,555,828
      03/31/1993                5,619,040                5,572,496
      04/30/1993                5,660,962                5,607,045
      05/31/1993                5,649,149                5,591,344
      06/30/1993                5,710,514                5,632,553
      07/31/1993                5,724,808                5,645,621
      08/31/1993                5,775,444                5,694,851
      09/30/1993                5,794,689                5,713,359
      10/31/1993                5,802,333                5,724,557
      11/30/1993                5,799,743                5,725,988
      12/31/1993                5,831,720                5,747,117
      01/31/1994                5,872,093                5,784,014
      02/28/1994                5,850,184                5,747,054
      03/31/1994                5,796,320                5,718,434
      04/30/1994                5,779,212                5,698,191
      05/31/1994                5,767,710                5,706,282
      06/30/1994                5,772,326                5,723,172
      07/31/1994                5,831,607                5,772,392
      08/31/1994                5,826,033                5,792,711
      09/30/1994                5,810,813                5,779,561
      10/31/1994                5,821,529                5,792,565
      11/30/1994                5,828,521                5,766,731
      12/31/1994                5,850,354                5,779,763
      01/31/1995                5,935,515                5,860,217
      02/28/1995                6,029,620                5,940,737
      03/31/1995                6,074,370                5,973,886
      04/30/1995                6,107,608                6,027,114
      05/31/1995                6,211,631                6,132,407
      06/30/1995                6,235,805                6,165,399
      07/31/1995                6,243,368                6,190,923
      08/31/1995                6,297,641                6,227,760
      09/30/1995                6,346,020                6,258,027
      10/31/1995                6,405,255                6,310,844
      11/30/1995                6,478,110                6,366,632
      12/31/1995                6,539,804                6,415,528
      01/31/1996                6,580,351                6,470,061
      02/29/1996                6,535,860                6,442,692
      03/31/1996                6,518,000                6,436,958
      04/30/1996                6,505,764                6,442,365
      05/31/1996                6,502,485                6,455,572
      06/30/1996                6,575,782                6,501,923
      07/31/1996                6,606,321                6,527,541
      08/31/1996                6,630,457                6,549,930
      09/30/1996                6,719,145                6,609,338
      10/31/1996                6,816,464                6,683,760
      11/30/1996                6,887,004                6,734,957
      12/31/1996                6,881,011                6,734,957
      01/31/1997                6,918,655                6,766,544
      02/28/1997                6,946,342                6,782,107
      03/31/1997                6,930,530                6,779,461
      04/30/1997                6,993,758                6,834,850
      05/31/1997                7,044,400                6,881,464
      06/30/1997                7,099,424                6,928,877
      07/31/1997                7,200,340                7,005,026
      08/31/1997                7,201,737                7,011,470
      09/30/1997                7,257,640                7,064,687
      10/31/1997                7,324,878                7,117,177
      11/30/1997                7,343,098                7,134,473
      12/31/1997                7,405,208                7,183,201
      01/31/1998                7,464,768                7,252,950
      02/28/1998                7,477,590                7,259,187
      03/31/1998                7,505,393                7,288,733
      04/30/1998                7,541,498                7,322,844
      05/31/1998                7,593,666                7,361,875
      06/30/1998                7,623,903                7,400,156
      07/31/1998                7,657,543                7,434,789
      08/31/1998                7,746,767                7,528,244
      09/30/1998                7,854,078                7,627,994
      10/31/1998                7,838,078                7,665,447
      11/30/1998                7,857,712                7,658,778
      12/31/1998                7,893,710                7,685,814
      01/31/1999                7,943,452                7,716,249
      02/28/1999                7,885,625                7,678,594
      03/31/1999                7,947,390                7,731,961
      04/30/1999                7,979,520                7,756,857
      05/31/1999                7,950,895                7,751,892
      06/30/1999                7,933,181                7,776,079
      07/31/1999                7,948,712                7,800,729
      08/31/1999                7,953,224                7,823,273
      09/30/1999                8,024,423                7,874,124
      10/31/1999                8,063,922                7,895,070
      11/30/1999                8,094,148                7,909,991
      12/31/1999                8,095,132                7,921,303
      01/31/2000                8,091,435                7,918,372
      02/29/2000                8,147,721                7,971,109
      03/31/2000                8,208,297                8,020,529
      04/30/2000                8,230,192                8,041,382
      05/31/2000                8,254,772                8,074,432
      06/30/2000                8,344,502                8,158,245
      07/31/2000                8,402,661                8,209,805
      08/31/2000                8,475,367                8,270,310
      09/30/2000                8,548,174                8,329,692
      10/31/2000                8,593,470                8,374,422
      11/30/2000                8,667,062                8,453,644
      12/31/2000                8,750,262                8,554,496
      01/31/2001                8,883,371                8,661,684
      02/28/2001                8,923,988                8,717,984
      03/31/2001                9,007,545                8,790,693
      04/30/2001                9,037,851                8,814,164
      05/31/2001                9,115,828                8,863,875
      06/30/2001                9,143,360                8,894,013
      07/31/2001                9,320,652                8,993,803
      08/31/2001                9,365,723                9,045,608
      09/30/2001                9,481,992                9,194,498
      10/31/2001                9,595,694                9,281,386
      11/30/2001                9,533,382                9,261,338
      12/31/2001                9,460,591                9,264,581
      01/31/2002                9,537,547                9,283,388
      02/28/2002                9,616,284                9,328,226
      03/31/2002                9,525,964                9,265,260

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 10/31/1991, the Fund' s Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.

PORTFOLIO INSIGHTS

.. The Low Duration Fund II Institutional Class shares returned 5.76% for the annual period ended March 31, 2002, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 5.40%.

.. The Fund maintained an above-benchmark duration for most of the period, detracting from performance. While short maturity yields fell dramatically, most intermediate and longer term yields rose.

.. Our broader-than-Index maturity distribution had a negative impact on performance as the yield curve steepened.

.. An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

..  The Fund's investment-grade corporate holdings were positive for performance.
   The sector performed well despite a high level of economic uncertainty and sustained volatility.

                                           3.31.02 | PIMCO Funds Annual Report 9

PIMCO Low Duration Fund III

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices.

DURATION:
1.9 years

FUND INCEPTION DATE:
Institutional Class: 12/31/1996
Administrative Class: 3/19/1999

TOTAL NET ASSETS:
$57.2 million

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PLDIX
Administrative Class: N/A


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                1 Year      3 Years*    5 Years*    Since Inception*
Low Duration Fund III Institutional Class                        6.33%       6.10%       6.46%           6.26%
Low Duration Fund III Administrative Class                       6.06%       5.83%         --            5.82%
Merrill Lynch 1-3 Year Treasury Index                            5.40%       6.22%       6.45%             --
Lipper Short Investment Grade Debt Fund Average                  4.40%       5.56%       5.81%             --
* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities           52.2%
   Short-Term Instruments               23.1%
   Corporate Bonds & Notes              20.4%
   Other                                 4.3%

QUALITY BREAKDOWN*

   AAA                                  76.5%
   AA                                    5.2%
   A                                    11.5%
   BBB                                   6.8%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]


                                               Merrill Lynch
                          Low Duration            1-3 Year
       Month                Fund III           Treasury Index
       =====              ============         ==============
     12/31/1996             5,000,000            5,000,000
     01/31/1997             5,019,544            5,023,450
     02/28/1997             5,044,724            5,035,003
     03/31/1997             5,028,885            5,033,040
     04/30/1997             5,074,774            5,074,160
     05/31/1997             5,116,879            5,108,766
     06/30/1997             5,156,800            5,143,965
     07/31/1997             5,193,007            5,200,497
     08/31/1997             5,219,920            5,205,281
     09/30/1997             5,260,771            5,244,790
     10/31/1997             5,310,323            5,283,758
     11/30/1997             5,313,692            5,296,598
     12/31/1997             5,355,776            5,332,774
     01/31/1998             5,393,985            5,384,555
     02/28/1998             5,402,862            5,389,186
     03/31/1998             5,427,616            5,411,120
     04/30/1998             5,458,772            5,436,444
     05/31/1998             5,490,624            5,465,421
     06/30/1998             5,503,181            5,493,840
     07/31/1998             5,527,294            5,519,552
     08/31/1998             5,543,567            5,588,932
     09/30/1998             5,649,590            5,662,986
     10/31/1998             5,656,322            5,690,791
     11/30/1998             5,694,733            5,685,840
     12/31/1998             5,712,097            5,705,912
     01/31/1999             5,732,230            5,728,507
     02/28/1999             5,719,966            5,700,552
     03/31/1999             5,758,729            5,740,171
     04/30/1999             5,794,632            5,758,654
     05/31/1999             5,786,934            5,754,968
     06/30/1999             5,775,306            5,772,924
     07/31/1999             5,775,192            5,791,224
     08/31/1999             5,779,894            5,807,961
     09/30/1999             5,833,335            5,845,712
     10/31/1999             5,851,977            5,861,262
     11/30/1999             5,870,819            5,872,339
     12/31/1999             5,868,064            5,880,737
     01/31/2000             5,860,600            5,878,562
     02/29/2000             5,890,024            5,917,713
     03/31/2000             5,930,458            5,954,402
     04/30/2000             5,948,746            5,969,883
     05/31/2000             5,969,290            5,994,419
     06/30/2000             6,042,394            6,056,642
     07/31/2000             6,085,896            6,094,920
     08/31/2000             6,140,202            6,139,839
     09/30/2000             6,195,214            6,183,923
     10/31/2000             6,177,912            6,217,130
     11/30/2000             6,243,517            6,275,945
     12/31/2000             6,303,425            6,350,817
     01/31/2001             6,394,711            6,430,393
     02/28/2001             6,424,571            6,472,190
     03/31/2001             6,467,996            6,526,168
     04/30/2001             6,486,396            6,543,593
     05/31/2001             6,532,018            6,580,499
     06/30/2001             6,538,598            6,602,872
     07/31/2001             6,662,254            6,676,957
     08/31/2001             6,713,249            6,715,416
     09/30/2001             6,796,107            6,825,951
     10/31/2001             6,880,896            6,890,457
     11/30/2001             6,827,395            6,875,573
     12/31/2001             6,818,908            6,877,980
     01/31/2002             6,884,565            6,891,943
     02/28/2002             6,929,931            6,925,230
     03/31/2002             6,877,510            6,878,485



*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The Low Duration Fund III Institutional Class shares returned 6.33% for the annual period ended March 31, 2002, outperforming the Merrill Lynch 1-3
   Year Treasury Index return of 5.40%.

.. The Fund maintained an above-benchmark duration for most of the period; this detracted from performance. While short maturity yields fell dramatically, most intermediate and longer term yields rose.

.. Our broader-than-Index maturity distribution had a negative impact on performance as the yield curve steepened.

.. An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

.. The Fund's corporate holdings were positive for performance. The sector performed well despite a high level of economic uncertainty and sustained volatility.

.. Emerging market holdings contributed to returns. Superior security selection was crucial as the sector was hurt by isolated crises and political upheaval.

..  Developed non-U.S. holdings were a source of additional returns.

10 PIMCO Funds Annual Report | 3.31.02

PIMCO Short-Term Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments and short maturity fixed income securities.

DURATION:
0.8 years

FUND INCEPTION DATE:
Institutional Class: 10/07/1987
Administrative Class: 2/01/1996

TOTAL NET ASSETS:
$2.4 billion

PORTFOLIO MANAGER:
Paul A. McCulley

TICKER SYMBOLS:
Institutional Class: PTSHX
Administrative Class: PSFAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                                    Since
                                                 1 Year     3 Years*     5 Years*    10 Years*    Inception*
Short-Term Fund Institutional Class               4.11%      5.64%        5.92%        5.72%        6.34%
Short-Term Fund Administrative Class              3.85%      5.38%        5.66%          --         5.77%
Salomon 3-Month Treasury Bill Index               3.11%      4.70%        4.84%        4.63%          --
Lipper Ultra-Short Obligation Fund Average        3.70%      5.15%        5.36%        5.01%          --
*  Annualized

SECTOR BREAKDOWN*

   Corporate Bonds & Notes         43.5%
   Short-Term Instruments          32.2%
   Mortgage-Backed Securities      16.4%
   Asset-Backed Securities          6.7%
   Other                            1.2%

QUALITY BREAKDOWN*

   AAA                             67.4%
   AA                               2.7%
   A                               12.6%
   BBB                             16.1%
   BB                               1.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                     Salomon
                            Short-Term          3-Month Treasury
         Month                 Fund                Bill Index
         =====              ==========          ================
       10/31/1987            5,000,000              5,000,000
       11/30/1987            5,029,461              5,025,505
       12/31/1987            5,060,119              5,049,416
       01/31/1988            5,094,787              5,074,145
       02/29/1988            5,116,116              5,096,972
       03/31/1988            5,144,560              5,121,946
       04/30/1988            5,173,186              5,147,043
       05/31/1988            5,202,593              5,173,283
       06/30/1988            5,232,291              5,200,710
       07/31/1988            5,259,411              5,229,832
       08/31/1988            5,293,423              5,260,160
       09/30/1988            5,328,409              5,291,715
       10/31/1988            5,375,276              5,323,984
       11/30/1988            5,411,635              5,357,521
       12/31/1988            5,443,779              5,392,345
       01/31/1989            5,483,420              5,429,009
       02/28/1989            5,522,499              5,467,021
       03/31/1989            5,571,029              5,506,382
       04/30/1989            5,613,569              5,547,685
       05/31/1989            5,665,094              5,589,294
       06/30/1989            5,708,266              5,628,410
       07/31/1989            5,756,794              5,667,812
       08/31/1989            5,788,039              5,706,356
       09/30/1989            5,828,328              5,743,449
       10/31/1989            5,883,335              5,782,504
       11/30/1989            5,922,983              5,820,087
       12/31/1989            5,957,698              5,858,508
       01/31/1990            5,987,232              5,897,174
       02/28/1990            6,024,238              5,932,550
       03/31/1990            6,064,842              5,972,300
       04/30/1990            6,090,417              6,011,109
       05/31/1990            6,148,665              6,051,983
       06/30/1990            6,189,318              6,091,324
       07/31/1990            6,232,885              6,131,523
       08/31/1990            6,267,095              6,171,375
       09/30/1990            6,309,632              6,209,019
       10/31/1990            6,358,334              6,247,522
       11/30/1990            6,409,912              6,284,390
       12/31/1990            6,462,141              6,325,239
       01/31/1991            6,509,418              6,361,294
       02/28/1991            6,545,494              6,392,464
       03/31/1991            6,576,473              6,425,704
       04/30/1991            6,618,103              6,456,547
       05/31/1991            6,656,338              6,487,540
       06/30/1991            6,682,104              6,517,381
       07/31/1991            6,722,727              6,548,666
       08/31/1991            6,766,617              6,579,444
       09/30/1991            6,804,471              6,608,395
       10/31/1991            6,844,965              6,637,470
       11/30/1991            6,862,973              6,664,021
       12/31/1991            6,892,228              6,688,678
       01/31/1992            6,919,339              6,712,089
       02/29/1992            6,934,403              6,732,895
       03/31/1992            6,948,634              6,755,787
       04/30/1992            6,979,006              6,777,407
       05/31/1992            7,001,946              6,799,771
       06/30/1992            7,031,099              6,820,171
       07/31/1992            7,061,296              6,840,632
       08/31/1992            7,080,606              6,859,785
       09/30/1992            7,100,505              6,876,934
       10/31/1992            7,109,622              6,894,125
       11/30/1992            7,119,728              6,911,360
       12/31/1992            7,142,089              6,930,020
       01/31/1993            7,167,580              6,948,732
       02/28/1993            7,187,715              6,964,714
       03/31/1993            7,222,352              6,982,126
       04/30/1993            7,248,666              6,998,882
       05/31/1993            7,279,042              7,016,380
       06/30/1993            7,309,491              7,033,921
       07/31/1993            7,337,521              7,052,210
       08/31/1993            7,358,333              7,070,546
       09/30/1993            7,378,551              7,088,221
       10/31/1993            7,406,168              7,106,651
       11/30/1993            7,435,531              7,124,417
       12/31/1993            7,472,268              7,142,941
       01/31/1994            7,487,037              7,161,512
       02/28/1994            7,497,133              7,178,699
       03/31/1994            7,486,772              7,198,799
       04/30/1994            7,500,714              7,220,394
       05/31/1994            7,507,684              7,244,222
       06/30/1994            7,544,131              7,268,852
       07/31/1994            7,581,551              7,295,019
       08/31/1994            7,613,244              7,322,010
       09/30/1994            7,623,522              7,349,101
       10/31/1994            7,645,459              7,379,233
       11/30/1994            7,653,660              7,410,225
       12/31/1994            7,688,576              7,444,312
       01/31/1995            7,728,764              7,478,556
       02/28/1995            7,801,580              7,511,461
       03/31/1995            7,820,739              7,548,268
       04/30/1995            7,906,502              7,584,500
       05/31/1995            7,988,187              7,621,664
       06/30/1995            8,016,388              7,657,486
       07/31/1995            8,066,833              7,694,241
       08/31/1995            8,106,191              7,730,404
       09/30/1995            8,183,875              7,765,192
       10/31/1995            8,244,808              7,800,911
       11/30/1995            8,323,417              7,835,235
       12/31/1995            8,396,279              7,871,277
       01/31/1996            8,438,474              7,906,698
       02/29/1996            8,455,531              7,939,115
       03/31/1996            8,484,975              7,972,459
       04/30/1996            8,526,887              8,005,146
       05/31/1996            8,573,734              8,039,568
       06/30/1996            8,622,971              8,073,335
       07/31/1996            8,649,616              8,108,049
       08/31/1996            8,706,604              8,143,726
       09/30/1996            8,792,582              8,178,744
       10/31/1996            8,865,196              8,214,729
       11/30/1996            8,947,374              8,249,233
       12/31/1996            8,984,288              8,284,703
       01/31/1997            9,039,631              8,320,328
       02/28/1997            9,081,953              8,352,778
       03/31/1997            9,089,081              8,389,529
       04/30/1997            9,142,882              8,425,604
       05/31/1997            9,211,364              8,462,676
       06/30/1997            9,273,987              8,498,220
       07/31/1997            9,348,891              8,534,763
       08/31/1997            9,379,554              8,571,461
       09/30/1997            9,444,784              8,607,463
       10/31/1997            9,469,319              8,645,334
       11/30/1997            9,513,992              8,681,646
       12/31/1997            9,569,434              8,718,978
       01/31/1998            9,628,194              8,757,342
       02/28/1998            9,663,998              8,792,371
       03/31/1998            9,730,989              8,831,057
       04/30/1998            9,777,926              8,868,142
       05/31/1998            9,824,621              8,906,281
       06/30/1998            9,860,451              8,942,797
       07/31/1998            9,921,920              8,980,356
       08/31/1998            9,927,830              9,018,971
       09/30/1998            9,996,273              9,055,950
       10/31/1998           10,036,673              9,092,174
       11/30/1998           10,073,050              9,125,815
       12/31/1998           10,118,477              9,159,581
       01/31/1999           10,160,402              9,193,471
       02/28/1999           10,203,832              9,224,729
       03/31/1999           10,278,911              9,259,782
       04/30/1999           10,329,119              9,294,044
       05/31/1999           10,333,674              9,329,361
       06/30/1999           10,372,627              9,363,879
       07/31/1999           10,411,216              9,400,399
       08/31/1999           10,447,798              9,438,001
       09/30/1999           10,497,169              9,474,808
       10/31/1999           10,550,411              9,513,656
       11/30/1999           10,602,935              9,551,709
       12/31/1999           10,648,527              9,592,783
       01/31/2000           10,677,925              9,634,991
       02/29/2000           10,740,147              9,676,420
       03/31/2000           10,812,389              9,721,898
       04/30/2000           10,854,585              9,767,591
       05/31/2000           10,916,030              9,815,452
       06/30/2000           10,985,938              9,861,584
       07/31/2000           11,045,435              9,908,919
       08/31/2000           11,117,564              9,957,968
       09/30/2000           11,184,834             10,007,758
       10/31/2000           11,236,895             10,060,199
       11/30/2000           11,330,833             10,111,505
       12/31/2000           11,424,107             10,165,096
       01/31/2001           11,505,558             10,217,956
       02/28/2001           11,585,092             10,261,893
       03/31/2001           11,639,557             10,307,044
       04/30/2001           11,676,154             10,346,624
       05/31/2001           11,769,947             10,384,906
       06/30/2001           11,792,303             10,418,243
       07/31/2001           11,877,186             10,450,539
       08/31/2001           11,921,614             10,482,308
       09/30/2001           11,978,109             10,512,708
       10/31/2001           12,024,967             10,540,042
       11/30/2001           12,046,643             10,562,490
       12/31/2001           12,069,064             10,580,975
       01/31/2002           12,099,233             10,597,481
       02/28/2002           12,115,995             10,611,681
       03/31/2002           12,117,592             10,627,280


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The Short-Term Fund Institutional Class shares returned 4.11% for the annual period ended March 31, 2002, outperforming the Salomon 3-Month Treasury Bill Index return of 3.11%.

.. An above-Index duration boosted returns as short-term interest rates fell significantly.

.. Mortgage-backed holdings provided an attractive source of yield. Positive price performance in the first quarter of 2002 offset negative price performance relating to increased prepayments and heightened interest rate volatility in 2001.

.. The Fund's investment-grade corporate holdings moderately enhanced performance as Fed easing boosted demand for credit. This was slightly offset by concerns surrounding corporate profitability and disclosure practices in early 2002.

.. Below-investment-grade holdings were negative amid concerns about credit quality.

.. Limited holdings of U.S. dollar-denominated emerging markets bonds were positive due to the higher yields provided by these issues and as problem credits were avoided.

..  Real return bonds added to relative returns, outperforming like-duration
   Treasuries as real yields fell.

                                          3.31.02 | PIMCO Funds Annual Report 11

PIMCO Money Market Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments.

DURATION:
58.4 days

FUND INCEPTION DATE:
Institutional Class: 3/01/1991
Administrative Class: 1/25/1995

TOTAL NET ASSETS:
$283.6 million

PORTFOLIO MANAGER:
Paul A. McCulley

TICKER SYMBOLS:
Institutional Class: PMIXX
Administrative Class: PMAXX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                                                         Since
                                                      7 Day Yield     1 Year     3 Years*     5 Years*    10 Years*    Inception*
Money Market Fund Institutional Class                    1.84%         2.91%      4.77%        4.97%        4.66%        4.71%
Money Market Fund Administrative Class                   1.58%         2.65%      4.51%        4.72%          --         4.91%
Salomon 3-Month Treasury Bill Index                        --          3.11%      4.70%        4.84%        4.63%          --
Lipper Institutional Money Market Fund Average             --          2.94%      4.75%        4.98%        4.71%          --
* Annualized

SECTOR BREAKDOWN*

   Short-Term Instruments          86.7%
   Corporate Bonds & Notes         13.0%
   Other                            0.3%

QUALITY BREAKDOWN*

   AAA                             88.2%
   AA                               8.7%
   A                                3.1%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                       Salomon
                             Money Market         3-Month Treasury
          Month                 Fund                 Bill Index
          =====              ============         ================
        02/28/1991            5,000,000               5,000,000
        03/31/1991            5,025,170               5,026,000
        04/30/1991            5,050,085               5,050,124
        05/31/1991            5,075,810               5,074,366
        06/30/1991            5,098,544               5,097,707
        07/31/1991            5,122,151               5,122,177
        08/31/1991            5,146,158               5,146,250
        09/30/1991            5,168,071               5,168,895
        10/31/1991            5,189,068               5,191,637
        11/30/1991            5,209,752               5,212,405
        12/31/1991            5,235,296               5,231,691
        01/31/1992            5,253,666               5,250,001
        02/29/1992            5,269,348               5,266,276
        03/31/1992            5,286,316               5,284,181
        04/30/1992            5,302,529               5,301,091
        05/31/1992            5,318,495               5,318,584
        06/30/1992            5,333,833               5,334,540
        07/31/1992            5,349,339               5,350,544
        08/31/1992            5,362,691               5,365,525
        09/30/1992            5,375,416               5,378,938
        10/31/1992            5,388,548               5,392,385
        11/30/1992            5,400,824               5,405,865
        12/31/1992            5,415,417               5,420,461
        01/31/1993            5,427,493               5,435,097
        02/28/1993            5,439,092               5,447,597
        03/31/1993            5,452,504               5,461,217
        04/30/1993            5,464,658               5,474,323
        05/31/1993            5,475,877               5,488,009
        06/30/1993            5,489,090               5,501,729
        07/31/1993            5,501,737               5,516,034
        08/31/1993            5,515,161               5,530,376
        09/30/1993            5,527,714               5,544,202
        10/31/1993            5,541,036               5,558,617
        11/30/1993            5,554,511               5,572,513
        12/31/1993            5,567,081               5,587,002
        01/31/1994            5,580,537               5,601,527
        02/28/1994            5,592,446               5,614,971
        03/31/1994            5,606,276               5,630,692
        04/30/1994            5,620,505               5,647,583
        05/31/1994            5,637,321               5,666,220
        06/30/1994            5,654,814               5,685,485
        07/31/1994            5,672,813               5,705,953
        08/31/1994            5,694,234               5,727,064
        09/30/1994            5,714,049               5,748,254
        10/31/1994            5,736,363               5,771,822
        11/30/1994            5,759,664               5,796,064
        12/31/1994            5,785,415               5,822,725
        01/31/1995            5,813,735               5,849,510
        02/28/1995            5,839,234               5,875,247
        03/31/1995            5,867,023               5,904,036
        04/30/1995            5,892,850               5,932,376
        05/31/1995            5,923,104               5,961,445
        06/30/1995            5,950,960               5,989,464
        07/31/1995            5,979,025               6,018,213
        08/31/1995            6,006,869               6,046,498
        09/30/1995            6,032,542               6,073,708
        10/31/1995            6,061,076               6,101,647
        11/30/1995            6,105,719               6,128,494
        12/31/1995            6,136,175               6,156,685
        01/31/1996            6,164,350               6,184,390
        02/29/1996            6,191,072               6,209,746
        03/31/1996            6,217,237               6,235,827
        04/30/1996            6,244,019               6,261,393
        05/31/1996            6,273,132               6,288,317
        06/30/1996            6,297,220               6,314,729
        07/31/1996            6,324,461               6,341,881
        08/31/1996            6,354,570               6,369,786
        09/30/1996            6,379,780               6,397,177
        10/31/1996            6,406,912               6,425,323
        11/30/1996            6,433,601               6,452,311
        12/31/1996            6,460,353               6,480,054
        01/31/1997            6,488,472               6,507,920
        02/28/1997            6,513,657               6,533,301
        03/31/1997            6,539,911               6,562,047
        04/30/1997            6,567,988               6,590,263
        05/31/1997            6,598,555               6,619,260
        06/30/1997            6,626,256               6,647,062
        07/31/1997            6,655,217               6,675,644
        08/31/1997            6,686,098               6,704,349
        09/30/1997            6,714,110               6,732,508
        10/31/1997            6,746,003               6,762,130
        11/30/1997            6,773,457               6,790,532
        12/31/1997            6,805,247               6,819,732
        01/31/1998            6,836,094               6,849,739
        02/28/1998            6,863,584               6,877,138
        03/31/1998            6,893,016               6,907,397
        04/30/1998            6,922,674               6,936,404
        05/31/1998            6,953,532               6,966,235
        06/30/1998            6,983,538               6,994,797
        07/31/1998            7,016,569               7,024,175
        08/31/1998            7,045,979               7,054,378
        09/30/1998            7,076,192               7,083,302
        10/31/1998            7,107,700               7,111,635
        11/30/1998            7,136,327               7,137,948
        12/31/1998            7,168,594               7,164,359
        01/31/1999            7,194,413               7,190,867
        02/28/1999            7,219,300               7,215,316
        03/31/1999            7,247,024               7,242,733
        04/30/1999            7,276,038               7,269,532
        05/31/1999            7,301,880               7,297,156
        06/30/1999            7,329,104               7,324,155
        07/31/1999            7,359,334               7,352,720
        08/31/1999            7,388,408               7,382,131
        09/30/1999            7,418,652               7,410,920
        10/31/1999            7,450,747               7,441,306
        11/30/1999            7,482,278               7,471,070
        12/31/1999            7,519,731               7,503,197
        01/31/2000            7,552,712               7,536,211
        02/29/2000            7,586,023               7,568,616
        03/31/2000            7,624,519               7,604,187
        04/30/2000            7,657,193               7,639,927
        05/31/2000            7,694,457               7,677,362
        06/30/2000            7,736,374               7,713,445
        07/31/2000            7,775,004               7,750,470
        08/31/2000            7,817,526               7,788,834
        09/30/2000            7,859,326               7,827,778
        10/31/2000            7,900,222               7,868,796
        11/30/2000            7,941,283               7,908,926
        12/31/2000            7,985,711               7,950,844
        01/31/2001            8,024,932               7,992,189
        02/28/2001            8,061,082               8,026,556
        03/31/2001            8,097,308               8,061,871
        04/30/2001            8,128,747               8,092,830
        05/31/2001            8,158,254               8,122,773
        06/30/2001            8,185,013               8,148,848
        07/31/2001            8,209,512               8,174,109
        08/31/2001            8,235,891               8,198,958
        09/30/2001            8,254,682               8,222,735
        10/31/2001            8,271,440               8,244,115
        11/30/2001            8,287,588               8,261,673
        12/31/2001            8,300,832               8,276,132
        01/31/2002            8,311,159               8,289,043
        02/28/2002            8,320,835               8,300,149
        03/31/2002            8,333,230               8,312,351


*Past performance is no guarantee of future results. Yields are computed by SEC-prescribed calculations and are subject to change. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/25/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.

PORTFOLIO INSIGHTS

.. The Money Market Fund Institutional Class shares returned 2.91% for the annual period ended March 31, 2002, underperforming the Salomon 3-Month Treasury Bill Index return of 3.11%.

..  The Fund, which has a Aaa money market fund rating by Moody's Investors
   Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

.. High quality (A1/P1) commercial paper yields fell approximately 3.20% for three-month maturities, reflecting eight Federal Reserve rate decreases totaling 3.25%.

.. Three-month commercial paper yields relative to Treasuries narrowed by 0.46% to become approximately 0.09% on March 31, 2002.

.. The SEC 7-day and 30-day yields for the Fund were 1.84% and 1.81%, respectively as of March 31, 2002.

12 PIMCO Funds Annual Report | 3.31.02

PIMCO Long-Term U.S. Government Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with reservation of capital and prudent investment management.

PORTFOLIO:
Primarily long-term maturity fixed income securities.

DURATION:
11.1 years

FUND INCEPTION DATE:
Institutional Class: 7/01/1991
Administrative Class: 9/23/1997

TOTAL NET ASSETS:
$531.5 million

PORTFOLIO MANAGER:
James M. Keller

TICKER SYMBOLS:
Institutional Class: PGOVX
Administrative Class: PLGBX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                                           Since
                                                        1 Year     3 Years*     5 Years*    10 Years*    Inception*
Long-Term U.S. Government Fund Institutional Class       2.51%      6.24%        9.21%        9.72%       10.43%
Long-Term U.S. Government Fund Administrative Class      2.25%      5.98%          --           --         7.32%
Lehman Long-Term Treasury Index                          1.09%      5.53%        8.71%        8.73%          --
Lipper General U.S. Government Fund Average              3.78%      5.24%        6.55%        6.43%          --
*  Annualized

SECTOR BREAKDOWN*

   U.S. Treasury Obligations       39.6%
   Mortgage-Backed Securities      35.5%
   U.S. Government Agencies        15.0%
   Other                            9.9%

QUALITY BREAKDOWN*

   AAA                             96.9%
   AA                               1.8%
   A                                1.3%
   BBB                              0.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]


                            Long-Term U.S.          Lehman Long-Term
          Month               Gov't Fund             Treasury Index
          =====             ==============          ================
       06/30/1991             5,000,000                 5,000,000
       07/31/1991             5,068,858                 5,074,501
       08/31/1991             5,265,511                 5,249,571
       09/30/1991             5,442,627                 5,414,932
       10/31/1991             5,470,292                 5,426,845
       11/30/1991             5,543,810                 5,457,236
       12/31/1991             5,909,199                 5,782,486
       01/31/1992             5,742,566                 5,600,917
       02/29/1992             5,771,828                 5,633,962
       03/31/1992             5,753,678                 5,571,988
       04/30/1992             5,725,465                 5,566,416
       05/31/1992             5,930,074                 5,721,163
       06/30/1992             6,016,162                 5,804,119
       07/31/1992             6,300,744                 6,045,570
       08/31/1992             6,427,326                 6,087,285
       09/30/1992             6,540,767                 6,183,464
       10/31/1992             6,378,211                 6,053,611
       11/30/1992             6,445,336                 6,076,615
       12/31/1992             6,614,191                 6,243,115
       01/31/1993             6,790,743                 6,421,044
       02/28/1993             7,063,398                 6,635,507
       03/31/1993             7,101,318                 6,652,095
       04/30/1993             7,156,851                 6,703,316
       05/31/1993             7,184,508                 6,725,437
       06/30/1993             7,540,954                 7,009,924
       07/31/1993             7,650,608                 7,122,783
       08/31/1993             7,942,707                 7,409,119
       09/30/1993             7,968,888                 7,435,051
       10/31/1993             8,009,725                 7,488,582
       11/30/1993             7,792,708                 7,296,874
       12/31/1993             7,842,784                 7,320,224
       01/31/1994             8,022,521                 7,495,910
       02/28/1994             7,708,576                 7,188,578
       03/31/1994             7,394,709                 6,873,000
       04/30/1994             7,268,749                 6,791,898
       05/31/1994             7,246,140                 6,747,072
       06/30/1994             7,204,478                 6,682,974
       07/31/1994             7,383,601                 6,909,528
       08/31/1994             7,399,922                 6,858,397
       09/30/1994             7,169,097                 6,642,358
       10/31/1994             7,122,283                 6,619,109
       11/30/1994             7,100,894                 6,658,162
       12/31/1994             7,263,266                 6,760,697
       01/31/1995             7,453,074                 6,934,447
       02/28/1995             7,711,268                 7,131,386
       03/31/1995             7,801,463                 7,192,715
       04/30/1995             7,935,436                 7,320,745
       05/31/1995             8,543,447                 7,882,247
       06/30/1995             8,641,206                 7,973,681
       07/31/1995             8,492,085                 7,846,101
       08/31/1995             8,683,920                 8,020,286
       09/30/1995             8,871,163                 8,167,858
       10/31/1995             9,089,923                 8,396,559
       11/30/1995             9,313,423                 8,606,473
       12/31/1995             9,556,575                 8,835,405
       01/31/1996             9,571,589                 8,835,405
       02/29/1996             9,125,878                 8,408,654
       03/31/1996             8,958,506                 8,241,322
       04/30/1996             8,759,744                 8,103,692
       05/31/1996             8,771,139                 8,061,553
       06/30/1996             8,947,395                 8,233,264
       07/31/1996             8,918,333                 8,236,557
       08/31/1996             8,856,612                 8,133,600
       09/30/1996             9,102,968                 8,358,088
       10/31/1996             9,493,678                 8,686,561
       11/30/1996             9,851,090                 8,976,691
       12/31/1996             9,624,385                 8,758,559
       01/31/1997             9,576,361                 8,696,373
       02/28/1997             9,598,405                 8,699,851
       03/31/1997             9,359,770                 8,477,135
       04/30/1997             9,570,437                 8,681,434
       05/31/1997             9,684,481                 8,778,666
       06/30/1997             9,875,451                 8,948,094
       07/31/1997            10,424,177                 9,473,347
       08/31/1997            10,161,918                 9,209,988
       09/30/1997            10,427,124                 9,463,263
       10/31/1997            10,781,870                 9,782,175
       11/30/1997            10,884,053                 9,912,278
       12/31/1997            11,070,318                10,078,804
       01/31/1998            11,276,193                10,283,404
       02/28/1998            11,199,620                10,209,364
       03/31/1998            11,253,545                10,230,803
       04/30/1998            11,318,487                10,268,657
       05/31/1998            11,539,028                10,464,788
       06/30/1998            11,809,161                10,707,571
       07/31/1998            11,801,731                10,662,600
       08/31/1998            12,300,067                11,143,483
       09/30/1998            12,791,270                11,551,334
       10/31/1998            12,445,690                11,376,910
       11/30/1998            12,490,607                11,464,511
       12/31/1998            12,554,165                11,440,436
       01/31/1999            12,649,540                11,543,400
       02/28/1999            12,075,837                10,975,465
       03/31/1999            12,126,451                10,950,221
       04/30/1999            12,144,805                10,965,551
       05/31/1999            11,926,288                10,793,392
       06/30/1999            11,815,966                10,678,982
       07/31/1999            11,748,078                10,627,723
       08/31/1999            11,657,161                10,586,275
       09/30/1999            11,776,658                10,664,613
       10/31/1999            11,801,615                10,671,012
       11/30/1999            11,726,960                10,598,449
       12/31/1999            11,551,451                10,440,533
       01/31/2000            11,604,071                10,589,832
       02/29/2000            11,954,949                10,909,645
       03/31/2000            12,278,865                11,282,755
       04/30/2000            12,210,344                11,192,492
       05/31/2000            12,145,217                11,152,200
       06/30/2000            12,518,123                11,394,202
       07/31/2000            12,744,020                11,590,183
       08/31/2000            13,030,399                11,854,439
       09/30/2000            12,879,831                11,711,000
       10/31/2000            13,107,443                11,893,691
       11/30/2000            13,541,214                12,269,532
       12/31/2000            13,905,851                12,557,866
       01/31/2001            13,986,307                12,579,214
       02/28/2001            14,260,933                12,794,319
       03/31/2001            14,184,611                12,730,348
       04/30/2001            13,761,742                12,384,082
       05/31/2001            13,838,707                12,400,182
       06/30/2001            13,958,907                12,506,822
       07/31/2001            14,555,453                12,972,076
       08/31/2001            14,877,703                13,249,679
       09/30/2001            15,019,643                13,349,052
       10/31/2001            15,722,059                14,004,491
       11/30/2001            15,035,911                13,338,725
       12/31/2001            14,673,236                13,087,957
       01/31/2002            15,011,026                13,256,792
       02/28/2002            15,201,454                13,410,571
       03/31/2002            14,541,797                12,868,783


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997.

PORTFOLIO INSIGHTS

.. The Long-Term U.S. Government Fund Institutional Class shares outperformed the benchmark Lehman Long-Term Treasury Index, returning 2.51% for the year ended March 31, 2002, compared to 1.09% for the Index.

.. Above Index duration and a tactical emphasis on shorter maturities benefited the portfolio as rates generally decreased. Moreover, PIMCO took advantage of a market that was overly aggressive in its anticipation of an economic recovery.

..  Emphasis on mortgages was a significant positive as holdings of high-quality
   CMO's and agency pass-throughs outperformed benefiting from decreasing implied volatility and relatively high yields.

.. A commitment to a high quality emphasis and a small corporate sector exposure minimized risks related to defaults and bankruptcies in a weak economy, but augmented returns when these spreads narrowed in anticipation of an economic recovery.

.. Written options allowed PIMCO to augment returns by collecting premiums during the year.

.. Significant exposure to the 30-year Treasury bond enhanced returns when the Treasury announced it would suspend any new issuance of this debt on October 31, 2001.

.. Modest exposure to real return bonds added to relative returns, outperforming like-duration Treasuries as real yields fell, especially during the first quarter of 2002.

.. Municipal bonds aided returns; municipals outpaced Treasuries as high tax-adjusted yields attracted strong retail demand.

                                          3.31.02 | PIMCO Funds Annual Report 13

PIMCO Investment Grade Corporate Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily corporate fixed income securities.

DURATION:
5.7 years

FUND INCEPTION DATE:
Institutional Class: 4/28/2000

TOTAL NET ASSETS:
$6.1 million

PORTFOLIO MANAGERS:
Chris P. Dialynas
Shannon M. Bass

TICKER SYMBOL:
Institutional Class: N/A


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                       Since
                                                            1 Year   Inception*
Investment Grade Corporate Bond Fund Institutional Class     6.34%    11.04%
Lehman Brothers Credit Investment Grade Index                5.58%       --
Lipper Intermediate Investment Grade Debt Fund Average       4.22%       --
*  Annualized

SECTOR BREAKDOWN*

   Corporate Bonds & Notes         85.9%
   Short-Term Instruments           8.6%
   Other                            5.5%

QUALITY BREAKDOWN*

   AAA                             59.3%
   AA                               2.7%
   A                                9.9%
   BBB                             24.5%
   BB                               3.3%
   B                                0.3%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                    Invest. Grade      Lehman Brothers
                     Corp. Bond       Credit Investment
      Month             Fund             Grade Index
      =====         =============     =================
    04/30/2000        5,000,000           5,000,000
    05/31/2000        5,014,761           4,981,500
    06/30/2000        5,128,394           5,106,535
    07/31/2000        5,184,004           5,168,324
    08/31/2000        5,264,388           5,235,512
    09/30/2000        5,297,559           5,263,260
    10/31/2000        5,317,541           5,268,524
    11/30/2000        5,424,989           5,337,015
    12/31/2000        5,563,978           5,440,553
    01/31/2001        5,642,326           5,589,624
    02/28/2001        5,736,175           5,638,254
    03/31/2001        5,749,969           5,673,211
    04/30/2001        5,686,680           5,652,787
    05/31/2001        5,737,457           5,704,793
    06/30/2001        5,744,342           5,733,317
    07/31/2001        5,953,968           5,882,957
    08/31/2001        6,059,316           5,961,788
    09/30/2001        5,983,609           5,952,846
    10/31/2001        6,107,077           6,100,476
    11/30/2001        6,081,896           6,047,484
    12/31/2001        6,069,349           6,005,757
    01/31/2002        6,095,819           6,056,805
    02/28/2002        6,151,204           6,102,837
    03/31/2002        6,115,274           5,989,935


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Fund's Institutional Class inception on 4/28/2000, compared to the Lehman Brothers Credit Investment Grade Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The Investment Grade Corporate Bond Fund returned 6.34% for the annual period ended March 31, 2002 compared to 5.58% for the Lehman Brothers Credit Investment Grade Index.

.. An emphasis on higher rated issues for most of the period added to returns, as the upper tier of the market outperformed the lower tier amidst concerns about the economy and business accounting practices.

.. Above Index duration early in the period was a slight positive for performance given the decline in interest rates associated with Fed easing.

.. Limited exposure to Treasury and agency securities detracted from performance as credit sectors outperformed.

.. An overweight in the telecom sector was a negative due to overcapacity and deteriorating credit quality.

.. An overweight to transportation was a slight negative, as these issues lagged the broader market due to higher energy prices and a reduction in business post-September 11.

14 PIMCO Funds Annual Report | 3.31.02

PIMCO High Yield Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily higher yielding fixed income securities.

DURATION:
4.6 years

FUND INCEPTION DATE:
Institutional Class: 12/15/1992
Administrative Class: 1/16/1995

TOTAL NET ASSETS:
$4.2 billion

PORTFOLIO MANAGERS:
Benjamin L. Trosky
Raymond G. Kennedy

TICKER SYMBOLS:
Institutional Class: PHIYX
Administrative Class: PHYAX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                              Since
                                                        1 Year     3 Years*     5 Years*    Inception*
High Yield Fund Institutional Class                      1.07%      2.02%        5.09%        8.48%
High Yield Fund Administrative Class                     0.83%      1.77%        4 84%        7.74%
Lehman Brothers BB U.S. High Yield Index                 6.52%      5.66%        6.78%          --
Merrill Lynch U.S. High Yield BB-B Rated Index           1.55%      1.35%        4.22%          --
Lipper High Current Yield Fund Average                  -0.94%     -1.46%        1.52%          --
*  Annualized

SECTOR BREAKDOWN*

   Corporate Bonds & Notes         80.7%
   Short-Term Instruments           5.4%
   Other                           13.9%

QUALITY BREAKDOWN*

   AAA                             41.7%
   AA                               0.9%
   A                                1.6%
   BBB                             14.9%
   BB                              26.6%
   B                               14.3%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception


                                    [GRAPH]



                                            Lehman Brothers         Merrill Lynch
                         High Yield           BB U.S. High         U.S. High Yield
      Month                 Fund              Yield Index          BB-B Rated Index
      =====              ==========         ===============        ================
    12/31/1992            5,000,000              5,000,000              5,000,000
    01/31/1993            5,113,886              5,105,500              5,120,600
    02/28/1993            5,208,126              5,180,551              5,215,995
    03/31/1993            5,313,333              5,239,092              5,305,555
    04/30/1993            5,369,686              5,283,100              5,343,540
    05/31/1993            5,409,077              5,322,195              5,412,045
    06/30/1993            5,556,254              5,435,026              5,513,035
    07/31/1993            5,595,567              5,489,919              5,566,180
    08/31/1993            5,658,345              5,553,602              5,617,165
    09/30/1993            5,686,689              5,594,144              5,644,410
    10/31/1993            5,839,376              5,669,106              5,750,465
    11/30/1993            5,884,380              5,683,845              5,776,805
    12/31/1993            5,935,129              5,732,726              5,831,975
    01/31/1994            6,061,596              5,828,463              5,955,085
    02/28/1994            6,060,370              5,822,051              5,909,885
    03/31/1994            5,879,246              5,643,896              5,718,940
    04/30/1994            5,828,068              5,610,598              5,651,170
    05/31/1994            5,870,524              5,615,648              5,628,790
    06/30/1994            5,878,587              5,632,494              5,647,760
    07/31/1994            5,934,013              5,701,210              5,690,175
    08/31/1994            5,984,086              5,761,643              5,727,960
    09/30/1994            6,025,467              5,772,015              5,724,750
    10/31/1994            6,028,706              5,785,289              5,739,005
    11/30/1994            6,004,787              5,745,950              5,692,690
    12/31/1994            6,077,394              5,781,575              5,759,520
    01/31/1995            6,137,436              5,874,658              5,847,930
    02/28/1995            6,305,367              6,053,248              6,029,335
    03/31/1995            6,397,464              6,110,148              6,109,025
    04/30/1995            6,537,390              6,232,351              6,251,390
    05/31/1995            6,727,023              6,415,582              6,449,935
    06/30/1995            6,781,902              6,472,039              6,502,570
    07/31/1995            6,872,762              6,530,935              6,568,115
    08/31/1995            6,925,387              6,568,814              6,619,015
    09/30/1995            7,022,543              6,639,758              6,696,060
    10/31/1995            7,125,446              6,692,211              6,754,385
    11/30/1995            7,212,331              6,776,533              6,821,660
    12/31/1995            7,334,202              6,883,602              6,931,760
    01/31/1996            7,453,084              6,995,117              7,033,520
    02/29/1996            7,460,951              6,969,934              7,033,800
    03/31/1996            7,402,000              6,933,691              7,011,085
    04/30/1996            7,434,433              6,930,917              7,009,470
    05/31/1996            7,459,688              6,940,621              7,054,610
    06/30/1996            7,490,201              7,015,579              7,100,960
    07/31/1996            7,557,060              7,053,463              7,146,265
    08/31/1996            7,680,144              7,110,596              7,217,370
    09/30/1996            7,858,765              7,263,475              7,378,460
    10/31/1996            7,937,607              7,364,437              7,469,435
    11/30/1996            8,110,110              7,513,198              7,619,945
    12/31/1996            8,191,022              7,529,728              7,675,875
    01/31/1997            8,275,049              7,601,259              7,737,820
    02/28/1997            8,402,615              7,693,234              7,843,135
    03/31/1997            8,292,841              7,601,685              7,731,450
    04/30/1997            8,381,534              7,695,946              7,810,050
    05/31/1997            8,572,658              7,827,547              7,971,705
    06/30/1997            8,699,809              7,928,522              8,097,360
    07/31/1997            8,924,236              8,164,792              8,324,720
    08/31/1997            8,921,803              8,087,226              8,301,385
    09/30/1997            9,072,091              8,214,195              8,444,155
    10/31/1997            9,081,530              8,242,125              8,486,600
    11/30/1997            9,168,890              8,299,819              8,559,525
    12/31/1997            9,273,057              8,376,177              8,653,320
    01/31/1998            9,432,639              8,476,692              8,779,205
    02/28/1998            9,483,456              8,515,684              8,820,120
    03/31/1998            9,557,939              8,570,184              8,897,340
    04/30/1998            9,581,967              8,613,893              8,933,720
    05/31/1998            9,631,622              8,669,883              8,991,600
    06/30/1998            9,702,825              8,722,769              9,046,250
    07/31/1998            9,806,262              8,768,128              9,102,900
    08/31/1998            9,412,663              8,526,128              8,700,375
    09/30/1998            9,532,027              8,706,882              8,759,940
    10/31/1998            9,438,479              8,595,433              8,589,460
    11/30/1998            9,836,791              8,801,724              8,992,980
    12/31/1998            9,879,676              8,857,175              8,988,835
    01/31/1999           10,010,006              8,948,403              9,084,015
    02/28/1999            9,927,890              8,882,185              9,023,990
    03/31/1999           10,010,332              8,946,137              9,129,765
    04/30/1999           10,178,603              9,037,387              9,264,015
    05/31/1999            9,984,753              8,928,036              9,169,065
    06/30/1999            9,982,745              8,907,501              9,151,795
    07/31/1999           10,010,514              8,941,350              9,163,540
    08/31/1999            9,972,088              8,885,018              9,089,695
    09/30/1999            9,978,381              8,921,448              9,075,955
    10/31/1999            9,966,545              8,891,114              9,037,655
    11/30/1999           10,104,777              8,966,688              9,150,720
    12/31/1999           10,158,157              9,051,872              9,220,955
    01/31/2000           10,112,740              8,987,604              9,176,510
    02/29/2000           10,137,614              9,004,680              9,180,810
    03/31/2000            9,935,905              8,919,136              9,038,805
    04/30/2000            9,958,025              8,949,460              9,043,255
    05/31/2000            9,908,672              8,953,039              8,952,145
    06/30/2000           10,098,829              9,146,423              9,148,185
    07/31/2000           10,178,729              9,298,253              9,193,320
    08/31/2000           10,325,854              9,441,446              9,299,555
    09/30/2000           10,294,967              9,395,182              9,214,965
    10/31/2000           10,085,655              9,253,315              8,946,540
    11/30/2000            9,895,109              9,205,199              8,630,525
    12/31/2000           10,113,001              9,389,302              8,859,345
    01/31/2001           10,530,435              9,734,828              9,417,995
    02/28/2001           10,642,311              9,874,037              9,534,360
    03/31/2001           10,517,025              9,907,609              9,360,885
    04/30/2001           10,438,828             10,008,667              9,266,625
    05/31/2001           10,558,600             10,153,792              9,407,860
    06/30/2001           10,394,083             10,078,654              9,187,180
    07/31/2001           10,556,027             10,239,913              9,326,190
    08/31/2001           10,647,779             10,349,479              9,407,630
    09/30/2001           10,220,694              9,842,355              8,834,550
    10/31/2001           10,447,685             10,091,367              9,126,695
    11/30/2001           10,634,566             10,384,460              9,426,130
    12/31/2001           10,618,130             10,342,921              9,342,770
    01/31/2002           10,640,592             10,369,813              9,388,520
    02/28/2002           10,537,787             10,313,815              9,301,860
    03/31/2002           10,630,020             10,553,097              9,505,630

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/15/1992, compared to the Lehman Brothers BB U.S. High Yield Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, each an unmanaged market index. The Fund changed its benchmark index because the Merrill Lynch U.S. High Yield BB-B Rated Index more closely reflects the universe of securities in which the Fund invests. The performance numbers prior to 12/31/1996 represent returns of the Merrill Lynch U.S. High Yield BB-B Rated Cash Pay Index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

.. The High Yield Fund Institutional Class shares returned 1.07% for the annual period ended March 31, 2002 compared to 1.55% for the Merrill Lynch U.S. High Yield BB-B Rated Index.

.. The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.

.. An overweight to telecoms was negative as this sector was plagued by overcapacity and deteriorating credit quality. A focus on large, higher quality issues helped offset negative telecom weighting decisions.

.. Despite a weakening US economy, an underweight to consumer cyclicals and building products detracted from relative performance, as consumer spending remained strong.

.. An emphasis on healthcare and environmental services - sectors that offer stable cash flows in a weakening economy - contributed to the Fund's performance.

                                          3.31.02 | PIMCO Funds Annual Report 1

PIMCO Total Return Mortgage Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short and intermediate maturity mortgage-related fixed income securities.

DURATION:
3.4 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997
Administrative Class: 12/31/2001

TOTAL NET ASSETS:
$80.4 million

PORTFOLIO MANAGER:
W. Scott Simon

TICKER SYMBOLS:
Institutional Class: PTRIX
Administrative Class: N/A

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                             1 Year      3 Years*      Since Inception
Total Return Mortgage Fund Institutional Class                7.86%        8.24%           8.09%
Total Return Mortgage Fund Administrative Class                 --           --            1.38%
Lehman Brothers Mortgage Index                                6.39%        7.01%             --
Lipper U.S. Mortgage Fund Average                             5.74%        6.17%             --

*  Annualized

SECTOR BREAKDOWN*

  Mortgage-Backed Securities                        68.8%
  Short-Term Instruments                            22.5%
  Other                                              8.7%

QUALITY BREAKDOWN*

  AAA                                               99.2%
  AA                                                 0.8%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                        Total Return        Lehman Brothers
       Month           Mortgage Fund         Mortgage Index
       =====           =============        ===============
    07/31/1997           5,000,000              5,000,000
    08/31/1997           5,005,044              4,988,118
    09/30/1997           5,084,467              5,051,382
    10/31/1997           5,160,309              5,107,387
    11/30/1997           5,184,726              5,124,151
    12/31/1997           5,246,122              5,170,844
    01/31/1998           5,304,038              5,222,289
    02/28/1998           5,314,354              5,233,336
    03/31/1998           5,334,652              5,255,495
    04/30/1998           5,371,139              5,285,232
    05/31/1998           5,417,855              5,320,364
    06/30/1998           5,453,983              5,345,733
    07/31/1998           5,476,124              5,372,837
    08/31/1998           5,542,715              5,421,585
    09/30/1998           5,605,738              5,487,033
    10/31/1998           5,584,293              5,479,968
    11/30/1998           5,609,572              5,507,264
    12/31/1998           5,625,826              5,530,643
    01/31/1999           5,660,727              5,570,014
    02/28/1999           5,631,600              5,547,984
    03/31/1999           5,669,090              5,585,236
    04/30/1999           5,697,656              5,610,991
    05/31/1999           5,667,354              5,579,648
    06/30/1999           5,661,901              5,559,994
    07/31/1999           5,641,744              5,522,293
    08/31/1999           5,639,123              5,522,100
    09/30/1999           5,717,073              5,611,697
    10/31/1999           5,745,364              5,644,003
    11/30/1999           5,773,781              5,647,086
    12/31/1999           5,762,288              5,633,277
    01/31/2000           5,725,332              5,584,465
    02/29/2000           5,812,378              5,649,206
    03/31/2000           5,890,936              5,710,992
    04/30/2000           5,871,241              5,714,910
    05/31/2000           5,868,917              5,717,543
    06/30/2000           5,978,903              5,839,767
    07/31/2000           6,038,508              5,877,275
    08/31/2000           6,138,873              5,966,358
    09/30/2000           6,201,183              6,028,208
    10/31/2000           6,244,656              6,071,497
    11/30/2000           6,345,742              6,162,828
    12/31/2000           6,468,116              6,262,059
    01/31/2001           6,570,212              6,359,555
    02/28/2001           6,632,002              6,395,972
    03/31/2001           6,664,904              6,433,095
    04/30/2001           6,663,174              6,441,997
    05/31/2001           6,728,926              6,484,752
    06/30/2001           6,752,370              6,498,620
    07/31/2001           6,903,222              6,613,988
    08/31/2001           6,966,484              6,672,330
    09/30/2001           7,067,115              6,772,287
    10/31/2001           7,178,012              6,865,893
    11/30/2001           7,128,897              6,802,464
    12/31/2001           7,114,327              6,776,845
    01/31/2002           7,186,372              6,839,587
    02/28/2002           7,264,275              6,917,430
    03/31/2002           7,188,994              6,844,147

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/2001.

PORTFOLIO INSIGHTS

..     The Total Return Mortgage Fund returned 7.86% for the year ended March 31,
      2002, outperforming the Lehman Brothers Mortgage Index, which returned 6.39% for the same period.

..     GNMA II Adjustable Rate Mortgages (ARMs) helped returns by providing attractive yields for low duration instruments.

..     The practice of buying mortgages forward and investing the purchase amount at relatively high short-term rates, added to returns.

..     Low mortgage rates resulted in mortgage refinancing record levels, peaking in November. Subsequently, mortgage rates reversed course, driving refinancing incentives lower.

..     The market is now primarily concerned with extension risk, rather than prepayment risk.

..     High volatility in the prior year restrained mortgage-backed securities performance. However, volatility declined to more moderate levels in the recent months, adding to performance.

..     The portfolio was positioned well against decreases in rates by holding discount coupons.

16 PIMCO Funds Annual Report | 3.31.02

PIMCO GNMA Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association.

DURATION:
3.3 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997

TOTAL NET ASSETS:
$98.5 million

PORTFOLIO MANAGER:
W. Scott Simon

TICKER SYMBOL:
Institutional Class: PDMIX


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                  1 Year     3 Years*   Since Inception*
GNMA Fund Institutional Class                                      8.36%      8.78%          8.13%
Lehman Brothers GNMA Index                                         6.50%      7.04%            --
Lipper GNMA Fund Average                                           5.36%      6.10%            --

* Annualized


SECTOR BREAKDOWN*

     Mortgage-Backed Securities                      61.5%
     Short-Term Instruments                          33.0%
     Other                                            5.5%


QUALITY BREAKDOWN*

     AAA                                             96.8%
     AA                                               2.5%
     A                                                0.5%
     BBB                                              0.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                Lehman Brothers
          Month              GNMA Fund             GNMA Index
          =====              =========          ===============
        07/31/1997           5,000,000              5,000,000
        08/31/1997           5,018,286              4,989,337
        09/30/1997           5,111,651              5,055,583
        10/31/1997           5,159,820              5,108,308
        11/30/1997           5,172,284              5,123,990
        12/31/1997           5,218,267              5,170,241
        01/31/1998           5,260,371              5,220,145
        02/28/1998           5,285,796              5,231,813
        03/31/1998           5,293,096              5,253,935
        04/30/1998           5,311,809              5,284,438
        05/31/1998           5,351,927              5,320,546
        06/30/1998           5,392,191              5,342,972
        07/31/1998           5,408,563              5,373,010
        08/31/1998           5,477,311              5,415,391
        09/30/1998           5,543,973              5,479,473
        10/31/1998           5,519,699              5,474,726
        11/30/1998           5,498,845              5,505,690
        12/31/1998           5,536,600              5,528,299
        01/31/1999           5,578,414              5,567,556
        02/28/1999           5,528,744              5,549,893
        03/31/1999           5,595,411              5,583,509
        04/30/1999           5,622,757              5,610,300
        05/31/1999           5,662,331              5,582,000
        06/30/1999           5,653,531              5,559,755
        07/31/1999           5,659,351              5,523,329
        08/31/1999           5,658,931              5,521,445
        09/30/1999           5,722,084              5,610,299
        10/31/1999           5,740,102              5,643,667
        11/30/1999           5,736,548              5,646,093
        12/31/1999           5,694,838              5,634,755
        01/31/2000           5,747,671              5,583,844
        02/29/2000           5,792,796              5,655,255
        03/31/2000           5,884,367              5,744,636
        04/30/2000           5,873,635              5,739,574
        05/31/2000           5,882,556              5,760,408
        06/30/2000           5,950,810              5,866,692
        07/31/2000           5,991,510              5,897,650
        08/31/2000           6,047,328              5,986,789
        09/30/2000           6,090,882              6,042,466
        10/31/2000           6,147,435              6,087,180
        11/30/2000           6,286,860              6,173,009
        12/31/2000           6,355,420              6,260,666
        01/31/2001           6,457,728              6,362,715
        02/28/2001           6,575,949              6,391,347
        03/31/2001           6,647,112              6,429,695
        04/30/2001           6,647,008              6,440,625
        05/31/2001           6,718,310              6,494,083
        06/30/2001           6,782,014              6,512,915
        07/31/2001           6,941,037              6,624,287
        08/31/2001           6,997,445              6,672,644
        09/30/2001           7,097,376              6,763,391
        10/31/2001           7,182,775              6,853,345
        11/30/2001           7,139,375              6,796,272
        12/31/2001           7,123,734              6,775,882
        01/31/2002           7,203,175              6,843,642
        02/28/2002           7,276,553              6,913,447
        03/31/2002           7,202,868              6,847,769


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers GNMA Index, an unmanaged market index.

PORTFOLIO INSIGHTS

..     The GNMA Fund returned 8.36% for the year ended March 31, 2002, outperforming the Lehman Brothers GNMA Index, which returned 6.50% for the year.

..     GNMA II Adjustable Rate Mortgages (ARMs) helped returns by providing attractive yields for low duration instruments.

..     Overall, modest holdings of asset-backed securities added to performance for the year.

..     The practice of buying mortgages forward and investing the purchase amount at relatively high short-term rates, added to returns.

..     Low mortgage rates resulted in mortgage refinancing record levels, peaking in November. Subsequently, mortgage rates reversed course, driving refinancing incentives lower.

..     The market is now primarily concerned with extension risk, rather than prepayment risk.

..     High volatility in the prior year restrained mortgage-backed securities performance. However, volatility declined to more moderate levels in the recent months, adding to performance.

..     The portfolio was positioned well against drops in rates by holding discount coupons.

                                            3.31.02 PIMCO Funds annual Report 17

PIMCO Real Return Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed securities.

DURATION:
6.1 years

FUND INCEPTION DATE:
Institutional Class: 1/29/1997
Administrative Class: 4/28/2000

TOTAL NET ASSETS:
$3.3 billion

PORTFOLIO MANAGER:
John B. Brynjolfsson

TICKER SYMBOLS:
Institutional Class: PRRIX
Administrative Class: PARRX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                             1 Year      3 Years*      5 Years*     Since Inception*
Real Return Fund Institutional                                4.68%       9.09%         7.66%            7.42%
Real Return Fund Administrative Class                         4.39%         --            --             8.82%
Lehman Brothers Global Real U.S. TIPS Index                   4.47%       8.10%         6.42%              --
Lipper Intermediate U.S. Treasury Fund Average                3.86%       6.85%         6.65%              --

*  Annualized

SECTOR BREAKDOWN*

     U.S. Treasury Obligations                     84.2%
     Corporate Bonds & Notes                       12.7%
     Other                                          3.1%

QUALITY BREAKDOWN*

     AAA                                           92.7%
     AA                                             1.2%
     A                                              4.2%
     BBB                                            1.2%
     BB                                             0.7%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception


                                    [GRAPH]

                                                  Lehman Brothers
                              Real Return           Global Real:
          Month                  Fund             U.S. TIPS Index
          =====               ===========         ===============
        01/31/1997             5,000,000              5,000,000
        02/28/1997             5,017,061              5,016,499
        03/31/1997             4,971,983              4,947,776
        04/30/1997             5,002,809              4,977,955
        05/31/1997             5,032,748              5,004,838
        06/30/1997             5,021,938              4,988,823
        07/31/1997             5,083,742              5,036,214
        08/31/1997             5,094,469              5,051,322
        09/30/1997             5,104,457              5,061,426
        10/31/1997             5,169,085              5,113,556
        11/30/1997             5,196,006              5,142,195
        12/31/1997             5,169,329              5,120,599
        01/31/1998             5,199,466              5,145,691
        02/28/1998             5,193,833              5,141,057
        03/31/1998             5,205,501              5,138,489
        04/30/1998             5,233,211              5,157,501
        05/31/1998             5,254,770              5,194,120
        06/30/1998             5,272,877              5,207,097
        07/31/1998             5,313,726              5,231,257
        08/31/1998             5,317,549              5,243,132
        09/30/1998             5,441,195              5,348,519
        10/31/1998             5,469,946              5,360,284
        11/30/1998             5,461,835              5,354,923
        12/31/1998             5,438,790              5,322,793
        01/31/1999             5,518,587              5,384,539
        02/28/1999             5,505,806              5,346,309
        03/31/1999             5,538,991              5,344,703
        04/30/1999             5,630,484              5,379,950
        05/31/1999             5,671,234              5,417,047
        06/30/1999             5,664,215              5,420,299
        07/31/1999             5,674,126              5,417,586
        08/31/1999             5,703,057              5,426,798
        09/30/1999             5,727,393              5,447,965
        10/31/1999             5,738,633              5,458,858
        11/30/1999             5,783,160              5,492,160
        12/31/1999             5,749,871              5,448,219
        01/31/2000             5,784,298              5,472,738
        02/29/2000             5,826,798              5,523,636
        03/31/2000             6,002,905              5,684,369
        04/30/2000             6,079,127              5,759,975
        05/31/2000             6,062,274              5,744,998
        06/30/2000             6,143,456              5,817,382
        07/31/2000             6,192,132              5,867,107
        08/31/2000             6,251,051              5,910,524
        09/30/2000             6,302,775              5,941,257
        10/31/2000             6,370,226              6,013,147
        11/30/2000             6,463,907              6,100,339
        12/31/2000             6,524,893              6,166,219
        01/31/2001             6,691,996              6,295,097
        02/28/2001             6,816,461              6,401,481
        03/31/2001             6,869,744              6,462,938
        04/30/2001             6,923,017              6,499,127
        05/31/2001             7,014,615              6,575,820
        06/30/2001             7,006,887              6,567,930
        07/31/2001             7,121,462              6,677,616
        08/31/2001             7,141,782              6,686,963
        09/30/2001             7,182,647              6,725,746
        10/31/2001             7,343,453              6,885,147
        11/30/2001             7,177,111              6,731,845
        12/31/2001             7,092,347              6,653,082
        01/31/2002             7,127,297              6,692,334
        02/28/2002             7,245,533              6,794,060
        03/31/2002             7,190,998              6,751,935



*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund's Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Global Real: U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. The performance numbers prior to 10/31/1997 represent returns of the Lehman Inflation Notes Index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/28/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..     For the year ended March 31, 2002, the Real Return Fund Institutional
      Class shares returned 4.68%, outperforming the 4.47% return of the Fund's benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

..     During the first quarter of 2002, the Fund's duration drifted toward the benchmark. At the end of the fiscal year, the Fund's effective duration was 6.07 years, compared to an effective duration of 6.07 for the benchmark.

..     Overall for the fiscal year, the Fund's duration was longer than the benchmark, which on average helped relative performance.

..     The Fund purchased long-term TIPS at the October 2001 auction, which helped performance when the Treasury in late October announced that they would no longer issue 30-year bonds.

..     The Fund's yield was improved by using a combination of TIPS buy-forward agreements and low-duration, high quality conventional yield debt instruments. However, during the fiscal year the Fund allowed much of its position in corporate exposure to roll off.

..     In the first quarter of 2002 the Fund was overweight in longer term TIPS, which did not rally as much as the intermediate TIPS, hurting performance relative to the benchmark.

..     During the fiscal year the breakeven inflation rate for 10-year TIPS increased from 1.5% to about 2.1%.

..     Real yields at March 31, 2002 on 10-year TIPS were 3.31%, compared to
      3.29% on March 31, 2001.

18 PIMCO Funds Annual Report | 3.31.02

PIMCO Real Return Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION:
6.2 Years

FUND INCEPTION DATE:
Institutional Class: 2/28/2002

TOTAL NET ASSETS:
$16.0 million

PORTFOLIO MANAGER:
John B. Brynjolfsson

TICKER SYMBOL:
Institutional Class: N/A

SECTOR BREAKDOWN*

  U.S. Treasury Obligations                     93.9%
  Short-Term Instruments                         6.1%

QUALITY BREAKDOWN*

  AAA                                           99.4%
  AA                                             0.6%

* % of Total Investments as of March 31, 2002

PORTFOLIO INSIGHTS

..     The Real Return Fund II commenced operations on February 28, 2002.

..     The Real Return Fund II investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

..     The Fund's benchmark is the Lehman Brothers Global Real: U.S. TIPS Index.

..     Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its assets in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

..     Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

..     The Fund may invest only in investment-grade U.S. dollar-denominated securities.

..     The Fund had an average AAA credit quality at March 31, 2002.

..     Please refer to the prospectus for a more complete description of the
      Fund's investment objectives and policies.

                                            3.31.02 PIMCO Funds annual Report 19

PIMCO Real Return Asset Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum real return, consistent with prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION:
10.6 Years

FUND INCEPTION DATE:
Institutional Class: 11/12/2001

TOTAL NET ASSETS:
$20.7 million

PORTFOLIO MANAGER:
John B. Brynjolfsson

TICKER SYMBOL:
Institutional Class: PRAIX


SECTOR BREAKDOWN*

  U.S. Treasury Obligations                     94.7%
  Other                                          5.3%



QUALITY BREAKDOWN*

   AAA                                          96.4%
   AA                                            0.4%
   A                                             2.1%
   BB                                            1.1%

* % of Total Investments as of March 31, 2002

PORTFOLIO INSIGHTS

..     The Real Return Asset Fund's investment objective is to seek maximum real return, consistent with prudent investment management.

..     The Real Return Asset Fund commenced operations on November 12, 2001.

..     The Fund's benchmark is the Lehman U.S. Treasury Inflation Notes 10+ Years
      Index.

..     Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its assets in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

..     Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

..     The Fund invests primarily in investment-grade securities, but may invest up to 20% of its assets in high yield securities.

..     The Fund may also invest up to 30% of its assets in securities denominated in non-U.S. currencies.

..     The Fund had an average AAA credit quality at March 31, 2002.

..     Please refer to the prospectus for a more complete description of the
      Fund's investment objectives and policies.

20 PIMCO Funds Annual Report | 3.31.02

PIMCO Foreign Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with reservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity, hedged non-U.S. fixed income securities.

DURATION:
4.1 years

FUND INCEPTION DATE:
Institutional Class: 12/02/1992
Administrative Class: 1/28/1997

TOTAL NET ASSETS:
$780.3 million

PORTFOLIO MANAGER:
Sudi Mariappa

TICKER SYMBOLS:
Institutional Class: PFORX
Administrative Class: PFRAX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                 1 Year     3 Years*   5 Years*   Since Inception*
Foreign Bond Fund Institutional Class                             5.68%      6.26%      7.84%        9.45%
Foreign Bond Fund Administrative Class                            5.42%      5.99%      7.57%        7.16%
J.P. Non-U.S. Index (Hedged)                                      2.82%      5.32%      7.91%          --
Lipper International Income Fund Average                          1.22%     -0.27%      2.79%          --

*  Annualized

COUNTRY ALLOCATION*

     United States                           55.7%
     Germany                                 16.6%
     France                                   6.5%
     Italy                                    6.0%
     Short-Term Instruments                   1.7%
     Other                                   13.5%

QUALITY BREAKDOWN*

     AAA                                     89.0%
     AA                                       5.2%
     A                                        3.8%
     BBB                                      1.3%
     BB                                       0.7%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                  J.P. Morgan
                            Foreign Bond        Non-U.S. Index
          Month                 Fund               (Hedged)
          =====             ============        ==============
       12/31/1992             5,000,000            5,000,000
       01/31/1993             5,041,660            5,045,501
       02/28/1993             5,152,513            5,136,826
       03/31/1993             5,171,807            5,139,908
       04/30/1993             5,171,804            5,140,421
       05/31/1993             5,218,564            5,169,209
       06/30/1993             5,342,019            5,274,661
       07/31/1993             5,426,186            5,333,737
       08/31/1993             5,558,061            5,444,678
       09/30/1993             5,580,127            5,468,090
       10/31/1993             5,663,151            5,540,815
       11/30/1993             5,679,152            5,579,601
       12/31/1993             5,820,067            5,695,098
       01/31/1994             5,827,680            5,666,624
       02/28/1994             5,673,113            5,539,124
       03/31/1994             5,574,498            5,488,718
       04/30/1994             5,522,099            5,449,747
       05/31/1994             5,441,127            5,389,254
       06/30/1994             5,340,992            5,334,283
       07/31/1994             5,374,816            5,369,488
       08/31/1994             5,322,015            5,317,942
       09/30/1994             5,330,821            5,322,728
       10/31/1994             5,351,402            5,343,487
       11/30/1994             5,430,650            5,418,829
       12/31/1994             5,395,132            5,406,367
       01/31/1995             5,431,819            5,465,297
       02/28/1995             5,467,726            5,535,800
       03/31/1995             5,471,621            5,648,728
       04/30/1995             5,605,512            5,738,544
       05/31/1995             5,825,529            5,926,769
       06/30/1995             5,790,386            5,907,210
       07/31/1995             5,900,948            5,981,642
       08/31/1995             6,013,433            6,033,680
       09/30/1995             6,099,110            6,129,012
       10/31/1995             6,201,268            6,197,659
       11/30/1995             6,444,451            6,333,387
       12/31/1995             6,540,017            6,392,287
       01/31/1996             6,700,408            6,469,635
       02/29/1996             6,557,601            6,393,293
       03/31/1996             6,664,336            6,446,357
       04/30/1996             6,825,851            6,523,713
       05/31/1996             6,852,155            6,568,075
       06/30/1996             6,930,027            6,622,589
       07/31/1996             6,997,369            6,672,259
       08/31/1996             7,169,036            6,761,000
       09/30/1996             7,370,202            6,905,010
       10/31/1996             7,552,295            7,018,941
       11/30/1996             7,735,101            7,159,321
       12/31/1996             7,775,388            7,169,345
       01/31/1997             7,899,810            7,258,963
       02/28/1997             7,942,561            7,305,419
       03/31/1997             7,843,570            7,266,703
       04/30/1997             7,917,253            7,345,183
       05/31/1997             7,958,788            7,383,378
       06/30/1997             8,118,878            7,508,894
       07/31/1997             8,239,266            7,628,287
       08/31/1997             8,206,198            7,637,441
       09/30/1997             8,383,475            7,772,623
       10/31/1997             8,286,145            7,822,367
       11/30/1997             8,398,755            7,878,689
       12/31/1997             8,522,040            7,981,113
       01/31/1998             8,645,607            8,087,245
       02/28/1998             8,725,510            8,159,239
       03/31/1998             8,835,222            8,231,855
       04/30/1998             8,865,827            8,273,838
       05/31/1998             8,942,528            8,387,190
       06/30/1998             8,987,048            8,423,255
       07/31/1998             9,130,620            8,501,590
       08/31/1998             9,058,201            8,669,071
       09/30/1998             9,266,649            8,874,530
       10/31/1998             9,075,582            8,861,217
       11/30/1998             9,245,824            8,956,919
       12/31/1998             9,377,213            8,946,169
       01/31/1999             9,569,644            9,057,102
       02/28/1999             9,476,423            8,996,420
       03/31/1999             9,534,902            9,103,477
       04/30/1999             9,658,589            9,219,091
       05/31/1999             9,507,394            9,181,293
       06/30/1999             9,391,681            9,038,983
       07/31/1999             9,396,468            9,015,482
       08/31/1999             9,329,165            9,031,709
       09/30/1999             9,379,607            9,066,031
       10/31/1999             9,422,198            9,087,790
       11/30/1999             9,440,689            9,140,496
       12/31/1999             9,524,187            9,167,918
       01/31/2000             9,475,484            9,168,837
       02/29/2000             9,584,349            9,236,684
       03/31/2000             9,722,350            9,371,538
       04/30/2000             9,756,895            9,422,144
       05/31/2000             9,815,858            9,497,520
       06/30/2000             9,890,070            9,543,107
       07/31/2000             9,973,457            9,611,817
       08/31/2000             9,963,948            9,613,739
       09/30/2000            10,095,126            9,696,417
       10/31/2000            10,121,158            9,774,958
       11/30/2000            10,271,406            9,947,974
       12/31/2000            10,463,562           10,058,396
       01/31/2001            10,619,334           10,177,679
       02/28/2001            10,680,403           10,265,125
       03/31/2001            10,824,425           10,342,598
       04/30/2001            10,759,482           10,272,516
       05/31/2001            10,785,208           10,325,932
       06/30/2001            10,779,884           10,382,726
       07/31/2001            11,033,728           10,477,207
       08/31/2001            11,133,056           10,565,217
       09/30/2001            11,210,774           10,608,535
       10/31/2001            11,490,158           10,802,671
       11/30/2001            11,452,617           10,756,218
       12/31/2001            11,401,404           10,666,943
       01/31/2002            11,451,164           10,678,677
       02/28/2002            11,476,667           10,688,287
       03/31/2002            11,439,446           10,633,778


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/02/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Foreign Bond Fund returned 5.68% for the one-year period ended March 31,
   2002, outperforming the 2.82% return of the J.P. Morgan Non-U.S. Index (Hedged).

.. Extending portfolio duration the first half of the year added to returns as global yields declined amidst a synchronized global slowdown. We then trimmed duration to near-benchmark, in anticipation of an inventory led economic recovery in 2002.

.. A short maturity focus in the U.S. and Europe was positive for returns as central banks slashed rates in 2001, providing excess liquidity to fend off a recession.

.. An emphasis on bonds that provided yield premiums relative to global treasuries, such as mortgages and high quality corporate bonds, enhanced returns given robust investor demand for these assets.

..  An underweight in Japanese bonds was negative as deflationary conditions led
   Japanese bonds to outperform other developed bond markets.

.. A short position in Japanese yen vs. the euro was beneficial as the euro outperformed the yen over the past 12 months.

.. A focus on high-quality emerging market bonds was positive as improving economic fundamentals and high yields stimulated investor demand.

.. Real return bonds added to performance given expectations of an up tick in inflation; real yields also fell as investors anticipated a reduced supply of TIPs.

.. An underweight to longer maturities in the UK enhanced returns as these bonds lagged the overall global market.

                                          3.31.02 | PIMCO Funds Annual Report 21

PIMCO Global Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily U.S. and non-U.S. intermediate maturity fixed income securities.

DURATION:
4.5 years

FUND INCEPTION DATE:
Institutional Class: 11/23/1993
Administrative Class: 7/31/1996

TOTAL NET ASSETS:
$306.6 million

PORTFOLIO MANAGER:
Sudi Mariappa

TICKER SYMBOLS:
Institutional Class: PIGLX
Administrative Class: PADMX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                            1 Year   3 Years*  5 Years*  Since Inception*
Global Bond Fund Institutional Class                         3.52%     0.27%     2.67%       5.03%
Global Bond Fund Administrative Class                        3.26%     0.02%     2.44%       2.68%
J.P. Morgan Global Index (Unhedged)                          0.54%    -0.42%     2.92%         --
Lipper Global Income Fund Average                            1.72%     1.53%     3.11%         --

*  Annualized

COUNTRY ALLOCATION*

     United States                                     57.5%
     Germany                                           11.1%
     Short-Term Instruments                             3.7%
     Other                                             27.7%

QUALITY BREAKDOWN*

     AAA                                               89.2%
     AA                                                 3.2%
     A                                                  5.1%
     BBB                                                1.5%
     BB                                                 1.0%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                 J.P. Morgan
                            Global Bond          Global Index
          Month                 Fund              (Unhedged)
          =====             ===========          ============
       11/30/1993            5,000,000            5,000,000
       12/31/1993            5,159,354            5,051,001
       01/31/1994            5,172,612            5,098,479
       02/28/1994            5,050,687            5,042,396
       03/31/1994            4,981,799            5,019,201
       04/30/1994            4,983,396            5,015,186
       05/31/1994            4,957,155            4,973,560
       06/30/1994            4,993,232            5,032,746
       07/31/1994            5,040,972            5,080,054
       08/31/1994            5,023,423            5,066,846
       09/30/1994            5,045,769            5,091,673
       10/31/1994            5,117,441            5,168,048
       11/30/1994            5,070,101            5,102,929
       12/31/1994            5,071,554            5,114,666
       01/31/1995            5,158,706            5,217,982
       02/28/1995            5,306,429            5,352,606
       03/31/1995            5,497,439            5,625,054
       04/30/1995            5,586,069            5,714,492
       05/31/1995            5,774,015            5,873,926
       06/30/1995            5,791,402            5,910,344
       07/31/1995            5,833,592            5,938,122
       08/31/1995            5,749,603            5,773,043
       09/30/1995            5,839,678            5,902,936
       10/31/1995            5,966,446            5,960,786
       11/30/1995            6,121,956            6,027,545
       12/31/1995            6,236,009            6,102,287
       01/31/1996            6,250,544            6,039,434
       02/29/1996            6,152,157            6,004,405
       03/31/1996            6,159,100            5,995,399
       04/30/1996            6,210,796            5,973,217
       05/31/1996            6,191,536            5,979,190
       06/30/1996            6,265,488            6,031,208
       07/31/1996            6,379,395            6,142,182
       08/31/1996            6,491,924            6,167,980
       09/30/1996            6,584,759            6,201,904
       10/31/1996            6,764,325            6,324,702
       11/30/1996            6,923,739            6,415,146
       12/31/1996            6,879,967            6,370,239
       01/31/1997            6,702,769            6,210,983
       02/28/1997            6,656,620            6,168,128
       03/31/1997            6,576,929            6,121,249
       04/30/1997            6,536,080            6,086,970
       05/31/1997            6,699,780            6,230,622
       06/30/1997            6,783,140            6,301,651
       07/31/1997            6,758,684            6,278,337
       08/31/1997            6,721,424            6,270,802
       09/30/1997            6,895,854            6,410,014
       10/31/1997            6,891,415            6,545,905
       11/30/1997            6,834,927            6,467,355
       12/31/1997            6,817,845            6,460,241
       01/31/1998            6,851,128            6,524,843
       02/28/1998            6,915,929            6,573,126
       03/31/1998            6,961,654            6,523,829
       04/30/1998            7,063,593            6,624,295
       05/31/1998            7,059,363            6,652,780
       06/30/1998            7,070,889            6,671,407
       07/31/1998            7,130,372            6,689,420
       08/31/1998            7,124,542            6,874,048
       09/30/1998            7,491,180            7,232,874
       10/31/1998            7,509,415            7,394,889
       11/30/1998            7,456,893            7,311,327
       12/31/1998            7,669,954            7,448,780
       01/31/1999            7,718,892            7,387,701
       02/28/1999            7,459,185            7,140,951
       03/31/1999            7,441,983            7,158,805
       04/30/1999            7,454,117            7,156,657
       05/31/1999            7,250,125            7,030,699
       06/30/1999            7,143,749            6,913,286
       07/31/1999            7,296,476            7,065,380
       08/31/1999            7,283,484            7,083,750
       09/30/1999            7,400,295            7,185,754
       10/31/1999            7,405,937            7,177,131
       11/30/1999            7,291,664            7,091,723
       12/31/1999            7,341,262            7,071,158
       01/31/2000            7,098,375            6,931,857
       02/29/2000            7,116,716            6,897,197
       03/31/2000            7,307,538            7,097,904
       04/30/2000            7,080,709            6,882,129
       05/31/2000            7,153,212            6,932,368
       06/30/2000            7,318,062            7,100,825
       07/31/2000            7,239,595            6,989,341
       08/31/2000            7,170,776            6,939,019
       09/30/2000            7,191,731            6,925,141
       10/31/2000            7,079,209            6,842,732
       11/30/2000            7,190,025            6,984,374
       12/31/2000            7,372,837            7,235,812
       01/31/2001            7,432,281            7,230,820
       02/28/2001            7,435,644            7,233,112
       03/31/2001            7,247,001            7,031,526
       04/30/2001            7,215,818            7,003,484
       05/31/2001            7,190,664            6,983,173
       06/30/2001            7,102,470            6,920,324
       07/31/2001            7,390,315            7,095,410
       08/31/2001            7,682,234            7,361,488
       09/30/2001            7,717,058            7,413,753
       10/31/2001            7,895,729            7,480,478
       11/30/2001            7,741,256            7,369,766
       12/31/2001            7,555,889            7,178,152
       01/31/2002            7,477,602            7,063,301
       02/28/2002            7,531,284            7,100,738
       03/31/2002            7,501,945            7,069,495


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 7/31/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Global Bond Fund returned 3.52% for the one-year period ended March 31,
   2002, outperforming the 0.54% return of the J.P. Morgan Global Index (Unhedged).

.. Extending portfolio duration the first half of the year added to returns as global yields declined amidst a synchronized global slowdown. We then trimmed duration to near-benchmark, in anticipation of an inventory led economic recovery in 2002.

.. A short maturity focus in the U.S. and Europe was positive for returns as central banks slashed rates in 2001, providing excess liquidity to fend off a recession.

.. An emphasis on bonds that provided yield premiums relative to global treasuries, such as mortgages and high quality corporate bonds, enhanced returns given robust investor demand for these assets.

..  An underweight in Japanese bonds was negative as deflationary conditions led
   Japanese bonds to outperform other developed bond markets.

.. A short position in Japanese yen vs. the euro was beneficial as the euro outperformed the yen over the past 12 months.

.. A focus on high-quality emerging market bonds was positive as improving economic fundamentals and high yields stimulated investor demand.

.. Real return bonds added to performance given expectations of an up tick in inflation; real yields also fell as investors anticipated a reduced supply of TIPs.

.. An underweight to longer maturities in the UK enhanced returns as these bonds lagged the overall global market.

22 PIMCO Funds Annual Report | 3.31.02

PIMCO Global Bond Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital.

PORTFOLIO:
Primarily U.S. and hedge non-U.S. intermediate maturity fixed income securities.

DURATION:
4.4 years

FUND INCEPTION DATE:
Institutional Class: 2/25/1998

TOTAL NET ASSETS:
$84.8 million

PORTFOLIO MANAGER:
Sudi Mariappa

TICKER SYMBOLS:
Institutional Class: PGBIX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                            1 Year    3 Years*   Since Inception*
Global Bond Fund II Institutional Class                      5.84%      6.18%        6.40%
J.P. Morgan Global Index (Hedged)                            2.90%      5.49%          --
Lipper Global Income Fund Average                            1.72%      1.53%          --

*  Annualized

COUNTRY ALLOCATION*

     United States                                     54.9%
     Germany                                           11.0%
     Short-Term Instruments                            12.7%
     Other                                             21.4%

QUALITY BREAKDOWN*

     AAA                                               89.3%
     AA                                                 4.0%
     A                                                  3.6%
     BBB                                                2.3%
     BB                                                 0.8%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                               J.P. Morgan
                         Global Bond          Global Index
       Month               Fund II              (Hedged)
    ==========           ===========          ============
    02/28/1998            5,000,000             5,000,000
    03/31/1998            5,069,096             5,032,502
    04/30/1998            5,092,746             5,057,159
    05/31/1998            5,121,536             5,120,376
    06/30/1998            5,146,064             5,157,242
    07/31/1998            5,210,272             5,190,249
    08/31/1998            5,156,019             5,308,584
    09/30/1998            5,273,043             5,443,954
    10/31/1998            5,187,282             5,431,977
    11/30/1998            5,256,161             5,470,545
    12/31/1998            5,303,609             5,470,545
    01/31/1999            5,422,839             5,525,796
    02/28/1999            5,341,215             5,451,750
    03/31/1999            5,376,152             5,501,909
    04/30/1999            5,429,327             5,553,624
    05/31/1999            5,347,551             5,520,302
    06/30/1999            5,283,537             5,457,923
    07/31/1999            5,279,879             5,446,462
    08/31/1999            5,257,452             5,452,452
    09/30/1999            5,285,083             5,480,262
    10/31/1999            5,300,795             5,491,222
    11/30/1999            5,294,352             5,509,892
    12/31/1999            5,318,774             5,510,442
    01/31/2000            5,296,692             5,514,850
    02/29/2000            5,360,260             5,570,552
    03/31/2000            5,435,868             5,663,021
    04/30/2000            5,444,990             5,677,180
    05/31/2000            5,465,049             5,710,672
    06/30/2000            5,525,868             5,760,353
    07/31/2000            5,572,330             5,807,011
    08/31/2000            5,588,099             5,833,723
    09/30/2000            5,653,061             5,869,310
    10/31/2000            5,670,166             5,920,372
    11/30/2000            5,738,619             6,032,269
    12/31/2000            5,808,435             6,114,309
    01/31/2001            5,933,174             6,178,353
    02/28/2001            5,987,239             6,238,623
    03/31/2001            6,081,194             6,277,271
    04/30/2001            6,044,854             6,221,607
    05/31/2001            6,069,055             6,250,225
    06/30/2001            6,049,566             6,285,227
    07/31/2001            6,226,368             6,372,589
    08/31/2001            6,287,921             6,436,315
    09/30/2001            6,330,511             6,482,017
    10/31/2001            6,508,805             6,618,589
    11/30/2001            6,461,968             6,550,413
    12/31/2001            6,437,649             6,490,151
    01/31/2002            6,469,407             6,508,323
    02/28/2002            6,502,667             6,531,102
    03/31/2002            6,436,486             6,459,261

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

..  The Global Bond Fund II returned 5.84% for the one-year period ended March
   31, 2002, outperforming the 2.90% return of the J.P. Morgan Global Index (Hedged).

.. Extending portfolio duration the first half of the year added to returns as global yields declined amidst a synchronized global slow down. Duration was then trimmed to near-benchmark, in anticipation of an inventory led economic recovery in 2002.

.. A short maturity focus in the U.S. and Europe was positive for returns as central banks slashed rates in 2001, providing excess liquidity to fend off a recession.

.. An emphasis on bonds that provided yield premiums relative to global treasuries, such as mortgages and high quality corporate bonds, enhanced returns given robust investor demand for these assets.

..  An underweight in Japanese bonds was negative as deflationary conditions led
   Japanese bonds to outperform other developed bond markets.

.. A focus on high-quality emerging market bonds was positive as improving economic fundamentals and high yields stimulated investor demand.

.. Real return bonds added to performance given expectations of an up tick in inflation; real yields also fell as investors anticipated a reduced supply of TIPs.

.. An underweight to longer maturities in the UK enhanced returns as these bonds lagged the overall global market.

                                          3.31.02 | PIMCO Funds Annual Report 23

PIMCO Emerging Markets Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily emerging market fixed income securities.

DURATION:
6.3 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997
Administrative Class: 9/30/1998

TOTAL NET ASSETS:
$255.1 million

PORTFOLIO MANAGER:
Mohammed A. El-Erian

TICKER SYMBOLS:
Institutional Class: PEBIX
Administrative Class: PEBAX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                            1 Year   3 Years*   Since Inception*
Emerging Markets Bond Fund Institutional Class              31.46%    23.84%       12.21%
Emerging Markets Administrative Class                       31.11%    23.53%       25.61%
J.P. Morgan Emerging Markets Bond Index Plus                 3.64%    13.61%          --
Lipper Emerging Markets Debt Fund Average                   16.39%    16.42%          --

*  Annualized

COUNTRY ALLOCATION*

     Short-Term Instruments                            26.0%
     Brazil                                            22.0%
     Russia                                            15.3%
     Mexico                                            15.3%
     United States                                      0.9%
     Other                                             20.5%

QUALITY BREAKDOWN*

     AAA                                               26.0%
     AA                                                 1.1%
     A                                                  0.8%
     BBB                                               23.0%
     BB                                                46.9%
     B                                                  2.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                       J.P. Morgan
                            Emerging Markets         Emerging Markets
         Month                 Bond Fund              Bond Index Plus
         =====              ================         ================
      07/31/1997               5,000,000                 5,000,000
      08/31/1997               4,941,202                 4,979,763
      09/30/1997               5,077,992                 5,132,145
      10/31/1997               4,500,427                 4,540,921
      11/30/1997               4,738,197                 4,756,615
      12/31/1997               4,859,660                 4,920,720
      01/31/1998               4,866,472                 4,910,880
      02/28/1998               5,005,158                 5,051,329
      03/31/1998               5,155,188                 5,177,076
      04/30/1998               5,168,205                 5,189,638
      05/31/1998               5,002,060                 5,012,513
      06/30/1998               4,838,082                 4,867,654
      07/31/1998               4,912,199                 4,901,240
      08/31/1998               3,543,793                 3,492,624
      09/30/1998               3,819,422                 3,834,203
      10/31/1998               4,019,347                 4,082,276
      11/30/1998               4,340,414                 4,322,720
      12/31/1998               4,288,256                 4,214,652
      01/31/1999               4,139,443                 4,058,290
      02/28/1999               4,222,136                 4,116,729
      03/31/1999               4,507,995                 4,428,365
      04/30/1999               4,883,959                 4,730,823
      05/31/1999               4,578,472                 4,461,166
      06/30/1999               4,716,852                 4,660,580
      07/31/1999               4,686,777                 4,564,104
      08/31/1999               4,679,209                 4,557,715
      09/30/1999               4,888,898                 4,716,781
      10/31/1999               5,046,834                 4,898,847
      11/30/1999               5,183,471                 5,037,484
      12/31/1999               5,427,907                 5,310,012
      01/31/2000               5,308,344                 5,204,876
      02/29/2000               5,622,784                 5,540,069
      03/31/2000               5,765,699                 5,714,579
      04/30/2000               5,656,677                 5,605,431
      05/31/2000               5,546,802                 5,462,491
      06/30/2000               5,808,164                 5,739,437
      07/31/2000               5,949,537                 5,912,770
      08/31/2000               6,158,003                 6,121,489
      09/30/2000               6,076,985                 6,038,429
      10/31/2000               5,975,644                 5,902,377
      11/30/2000               6,006,990                 5,872,276
      12/31/2000               6,220,981                 6,141,811
      01/31/2001               6,485,181                 6,455,457
      02/28/2001               6,457,362                 6,352,990
      03/31/2001               6,511,798                 6,266,029
      04/30/2001               6,550,734                 6,229,046
      05/31/2001               6,698,649                 6,382,906
      06/30/2001               6,902,857                 6,481,201
      07/31/2001               6,955,869                 6,079,368
      08/31/2001               7,313,582                 6,379,798
      09/30/2001               7,050,022                 6,146,132
      10/31/2001               7,347,034                 6,110,485
      11/30/2001               7,741,151                 6,007,830
      12/31/2001               7,974,620                 6,094,341
      01/31/2002               8,171,825                 6,220,496
      02/28/2002               8,544,744                 6,487,355
      03/31/2002               8,561,045                 6,493,841

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Bond Index Plus, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital.

PORTFOLIO INSIGHTS

.. The emerging markets sector was among the best performing bond market sectors during the period as economic and financial conditions improved in most countries.

..  The theme of country credit differentiation continued; the J.P. Morgan
   Emerging Markets Bond Index Plus returned 3.64% for the 12-month period ended 3/31/02 reflecting the Argentine default, while the return for the same period among other EM countries averaged 22.6%.

.. The investor base continued to expand as the asset class navigated through Argentina's default, and as demand mounted for sovereign versus corporate credit stemming from differences in disclosure and credit fundamentals

.. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Plus for the 12-month period ended March 31, 2002, returning 31.46% versus 3.64% for the benchmark.

.. The Fund's focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.

.. Outright avoidance of Argentina added significantly to returns as the situation deteriorated to the point of default, the largest sovereign default in history.

.. Emphasizing Brazil was positive for relative returns as the country continued to demonstrate an ability to decouple from regional volatility.

.. An overweight in Russia was positive amid rising oil prices, continued progress on reform and positive ratings actions.

.. Underweight positions in Turkey and the Philippines detracted from returns due to expectations for further official sector support and growing investor demand for higher yielding credits.

.. Modest allocations to securities and countries not in the benchmark were positive for relative performance.

24 PIMCO Funds Annual Report | 3.31.02

PIMCO Strategic Balanced Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Normally invests between 45% and 75% in the StocksPLUS Fund and between 25% and 55% in the Total Return Fund.

DURATION:
2.1 years

FUND INCEPTION DATE:
Institutional Class: 6/28/1996
Administrative Class: 6/30/1999

TOTAL NET ASSETS:
$61.4 million

PORTFOLIO MANAGER:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PSBIX
Administrative Class: PSBAX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                1 Year   3 Years*  5 Years*  Since Inception*
Strategic Balance Fund Institutional Class                                       4.16%     1.67%     9.51%      10.34%
Strategic Balance Fubnd Administrative Class                                     3.75%       --        --        0.11%
60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index Blend             2.69%     1.36%     9.56%         --
S&P 500 Index                                                                    0.24%    -2.53%    10.18%         --
Lipper Balanced Funds Average                                                    1.46%     1.67%     7.64%         --

*  Annualized

FUND ALLOCATION*

     StocksPLUS                                        60.8%
     Total Return                                      39.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception
                                    [GRAPH]

                                                        60% S&P 500 Index
                                                          and 40% Lehman
                                   Strategic            Brothers Aggregate            S&P 500
       Month                     Balanced Fund           Bond Index Blend              Index
       =====                     =============         ===================            =======
    06/30/1996                    5,000,000                 5,000,000                 5,000,000
    07/31/1996                    4,865,000                 4,872,933                 4,779,100
    08/31/1996                    4,940,000                 4,931,328                 4,879,891
    09/30/1996                    5,175,000                 5,132,224                 5,154,532
    10/31/1996                    5,320,000                 5,262,627                 5,296,693
    11/30/1996                    5,615,000                 5,537,365                 5,697,071
    12/31/1996                    5,511,545                 5,450,953                 5,584,212
    01/31/1997                    5,743,214                 5,661,975                 5,933,113
    02/28/1997                    5,775,539                 5,694,243                 5,979,629
    03/31/1997                    5,591,600                 5,528,617                 5,733,926
    04/30/1997                    5,846,009                 5,759,756                 6,076,241
    05/31/1997                    6,089,593                 5,991,928                 6,446,163
    06/30/1997                    6,275,398                 6,181,439                 6,734,951
    07/31/1997                    6,659,382                 6,543,230                 7,270,851
    08/31/1997                    6,423,506                 6,300,974                 6,863,537
    09/30/1997                    6,659,150                 6,545,208                 7,239,453
    10/31/1997                    6,565,126                 6,452,023                 6,997,656
    11/30/1997                    6,736,582                 6,643,106                 7,321,577
    12/31/1997                    6,843,897                 6,738,297                 7,447,289
    01/31/1998                    6,937,730                 6,817,616                 7,529,656
    02/28/1998                    7,213,362                 7,110,452                 8,072,694
    03/31/1998                    7,459,339                 7,338,829                 8,486,097
    04/30/1998                    7,524,460                 7,398,449                 8,571,467
    05/31/1998                    7,447,498                 7,350,213                 8,424,124
    06/30/1998                    7,662,852                 7,554,287                 8,766,312
    07/31/1998                    7,621,044                 7,512,443                 8,672,951
    08/31/1998                    6,904,331                 6,909,658                 7,419,015
    09/30/1998                    7,310,278                 7,239,956                 7,894,278
    10/31/1998                    7,639,840                 7,577,983                 8,536,398
    11/30/1998                    7,885,513                 7,870,767                 9,053,789
    12/31/1998                    8,189,101                 8,152,341                 9,575,468
    01/31/1999                    8,385,168                 8,380,174                 9,975,915
    02/28/1999                    8,117,209                 8,165,384                 9,665,863
    03/31/1999                    8,381,044                 8,379,502                10,052,594
    04/30/1999                    8,584,658                 8,584,843                10,441,931
    05/31/1999                    8,407,317                 8,433,153                10,195,398
    06/30/1999                    8,726,038                 8,703,230                10,761,242
    07/31/1999                    8,533,893                 8,525,380                10,425,276
    08/31/1999                    8,507,390                 8,498,358                10,373,348
    09/30/1999                    8,424,034                 8,398,023                10,089,329
    10/31/1999                    8,758,321                 8,729,273                10,727,781
    11/30/1999                    8,845,236                 8,835,503                10,945,877
    12/31/1999                    9,136,140                 9,130,707                11,590,589
    01/31/2000                    8,743,572                 8,843,606                11,008,477
    02/29/2000                    8,679,333                 8,785,846                10,799,892
    03/31/2000                    9,223,089                 9,347,855                11,856,445
    04/30/2000                    9,014,128                 9,168,382                11,499,685
    05/31/2000                    8,956,484                 9,053,818                11,263,711
    06/30/2000                    9,091,403                 9,263,069                11,541,362
    07/31/2000                    9,061,838                 9,209,778                11,360,855
    08/31/2000                    9,475,755                 9,606,384                12,066,477
    09/30/2000                    9,143,966                 9,326,269                11,429,488
    10/31/2000                    9,143,966                 9,327,285                11,381,141
    11/30/2000                    8,868,006                 8,947,092                10,483,895
    12/31/2000                    8,978,129                 9,039,710                10,535,118
    01/31/2001                    9,226,409                 9,291,280                10,908,904
    02/28/2001                    8,777,903                 8,815,348                 9,914,230
    03/31/2001                    8,457,009                 8,497,979                 9,286,164
    04/30/2001                    8,812,753                 8,880,083                10,007,792
    05/31/2001                    8,877,434                 8,937,237                10,074,844
    06/30/2001                    8,771,024                 8,820,204                 9,829,622
    07/31/2001                    8,844,320                 8,846,985                 9,732,859
    08/31/2001                    8,559,282                 8,555,240                 9,123,582
    09/30/2001                    8,194,327                 8,180,616                 8,386,887
    10/31/2001                    8,391,385                 8,342,708                 8,546,825
    11/30/2001                    8,703,393                 8,680,676                 9,202,452
    12/31/2001                    8,726,851                 8,704,227                 9,283,065
    01/31/2002                    8,718,556                 8,656,229                 9,147,625
    02/28/2002                    8,685,374                 8,589,623                 8,971,213
    03/31/2002                    8,808,506                 8,726,326                 9,308,668

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month s Institutional Class inception on following the Fund' 6/28/1996, compared to a static 60/40 blend s 500 Index and the Lehman Brothers of the Standard and Aggregate Poor' Bond Index, and the S&P 500 Index, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 6/30/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. For the 12-month period ended March 31, 2002, the Fund's Institutional Class shares returned 4.16% versus 2.69% for the Fund's benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index (LBAG).

.. Asset Allocation decisions were marginally positive as the Fund slightly underweighted equities during most of 2001.

.. The equity allocation, employing PIMCO's StocksPLUS Fund, outperformed the S&P 500 mainly due to a fall in short-term interest rates and attractive yields on corporates and mortgages.

.. The fixed income allocation, utilizing the PIMCO Total Return Fund, outperformed the LBAG due to a longer-than-benchmark duration and overweight to mortgage-backed securities.

.. Exposure to off-Index securities, including emerging market debt, hedged non-dollar bonds and below investment grade securities were also positive for fixed income returns.

                                          3.31.02 | PIMCO Funds Annual Report 25

PIMCO Convertible Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily convertible securities.

DURATION:
1.7 years

FUND INCEPTION DATE:
Institutional Class: 3/31/1999
Administrative Class: 8/01/2000

TOTAL NET ASSETS:
$35.3 million

PORTFOLIO MANAGER:
Sandra K. Harris

TICKER SYMBOLS:
Institutional Class: PFCIX
Administrative Class: N/A

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                             1 Year   3 Years*  Since Inception*
Convertible Fund Institutional Class         -2.26%    6.53%          6.53%
Convertible Fund Administrative Class        -2.42%       -         -11.43%
First Boston Convertible Bond Index          -0.38%    5.65%             -
Lipper Convertible Securities Fund Average    0.00%    5.88%             -

*Annualized

SECTOR BREAKDOWN*

   Convertible Bonds & Notes         74.1%
   Convertible Preferred Stock       20.1%
   Other                              5.8%

QUALITY BREAKDOWN*

   AAA                                7.9%
   AA                                 2.8%
   A                                 27.1%
   BBB                               35.3%
   BB                                14.6%
   B                                 12.3%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                              First Boston
                        Convertible         Convertible Bond
      Month                Fund                  Index
      =====             ===========         ================
   03/31/1999            5,000,000             5,000,000
   04/30/1999            5,240,000             5,202,500
   05/31/1999            5,335,000             5,154,637
   06/30/1999            5,625,000             5,376,802
   07/31/1999            5,640,000             5,305,828
   08/31/1999            5,630,000             5,321,746
   09/30/1999            5,685,000             5,335,582
   10/31/1999            5,915,000             5,520,194
   11/30/1999            6,350,000             5,944,144
   12/31/1999            7,109,943             6,847,654
   01/31/2000            7,257,010             6,744,254
   02/29/2000            8,032,917             7,452,401
   03/31/2000            8,032,816             7,292,174
   04/30/2000            7,497,974             6,936,316
   05/31/2000            7,258,568             6,564,529
   06/30/2000            7,620,361             6,991,223
   07/31/2000            7,400,886             6,780,089
   08/31/2000            7,967,437             7,301,477
   09/30/2000            7,872,203             7,197,796
   10/31/2000            7,507,607             6,867,108
   11/30/2000            6,567,872             6,035,501
   12/31/2000            7,055,087             6,311,504
   01/31/2001            7,240,032             6,681,615
   02/28/2001            6,451,298             6,169,406
   03/31/2001            6,185,149             5,918,311
   04/30/2001            6,649,171             6,317,205
   05/31/2001            6,490,858             6,281,014
   06/30/2001            6,225,557             6,162,114
   07/31/2001            6,027,746             6,040,569
   08/31/2001            5,956,314             5,885,930
   09/30/2001            5,639,814             5,483,921
   10/31/2001            5,816,750             5,620,471
   11/30/2001            6,021,331             5,819,436
   12/31/2001            6,082,954             5,904,399
   01/31/2002            5,967,856             5,828,823
   02/28/2002            5,812,473             5,653,958
   03/31/2002            6,045,249             5,895,924


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Fund's Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The Convertible Fund Institutional Class shares returned -2.26% for the 12-month period ended March 31, 2002, underperforming the First Boston Convertible Bond Index return of -0.38%.

.. The Fund's above-Index delta, or sensitivity to underlying stock prices, was negative for performance as volatility touched historical lows.

.. Sector strategies were positive, especially a significant underweight to energy companies. This sector suffered credit downgrades among several of its leaders and was also hit hard by the Enron debacle.

.. Health care holdings helped returns as prospects for improving earnings growth/visibility caused a rotation into these securities.

.. An underweight to zero coupon convertibles hurt returns as these defensively structured issues outperformed.

.. An underweight to the telecom sector benefited returns as companies in these sectors suffered from disappointing earnings and pressure on profit margins amid reduced investment spending.

26 PIMCO Funds Annual Report | 3.31.02

PIMCO European Convertible Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily convertible securities.

DURATION:
1.5 years

FUND INCEPTION DATE:
Institutional Class: 11/30/2000

TOTAL NET ASSETS:
$5.1 million

PORTFOLIO MANAGER:
Sandra K. Harris

TICKER SYMBOLS:
Institutional Class: N/A

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                     1 Year   Since Inception*
European Convertible Fund Institutional Class          1.28%       1.04%
UBS All European Convertible Convertible Index        -1.68%          -
Lipper Convertible Securities Fund Average             0.00%          -

*  Annualized

SECTOR BREAKDOWN*

   Convertible Bonds & Notes         62.6%
   Short-term Instruments            34.9%
   Other                              2.5%

QUALITY BREAKDOWN*

   AAA                               33.7%
   AA                                13.8%
   A                                 26.9%
   BBB                               24.8%
   B                                  0.8%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception


                                    [GRAPH]

                                                   UBS All
                           European               European
      Month            Convertible Fund       Convertible Index
      =====            ================       =================
    11/30/2000             5,000,000              5,000,000
    12/31/2000             5,020,075              5,291,865
    01/31/2001             5,065,256              5,411,482
    02/28/2001             4,999,995              5,105,263
    03/31/2001             5,005,015              4,904,306
    04/30/2001             5,070,276              5,062,198
    05/31/2001             5,080,316              4,832,534
    06/30/2001             5,062,389              4,760,763
    07/31/2001             5,067,426              4,794,091
    08/31/2001             5,062,389              4,869,736
    09/30/2001             5,044,353              4,751,538
    10/31/2001             5,135,424              4,822,335
    11/30/2001             5,206,258              4,883,796
    12/31/2001             5,172,973              4,883,799
    01/31/2002             5,104,000              4,737,285
    02/28/2002             5,050,944              4,723,071
    03/31/2002             5,069,271              4,822,115

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/30/2000, the Fund's Institutional Class inception date, compared to the UBS All European Convertible Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The European Convertible Fund Institutional Class shares returned 1.28% for the 12-month period ended March 31, 2002, outperforming the UBS European Convertible Index return of -1.68%

.. The Fund's lower than Index delta, or sensitivity to price movements in the underlying stock prices, helped returns amid sharp declines in the global equity markets.

.. A focus on income generating securities had a significant influence on performance as volatility -- a key driver of performance for the equity component of convertibles -- reached historical lows.

.. An underweight to the telecom sector benefited returns as companies in these sectors suffered from disappointing earnings and pressure on profit margins amid reduced investment spending.

.. Emphasis on large-cap issues detracted from performance. Small-cap names have a greater correlation with speculative grade issues which outperformed their investment grade counterparts.

                                          3.31.02 | PIMCO Funds Annual Report 27

PIMCO StocksPLUS Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks total return, which exceeds that of the S&P Index.

PORTFOLIO:
Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.

DURATION:
0.7 years

FUND INCEPTION DATE:
Institutional Class: 5/31/1993
Administrative Class: 1/07/1997

TOTAL NET ASSETS:
$987.2 million

PORTFOLIO MANAGEMENT TEAM LEAD:
William H. Gross

TICKER SYMBOLS:
Institutional Class: PSTKX
Administrative Class: PPLAX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                             1 Year       3 Years*       5 Years*      Since Inception*
StocksPLUS Fund Institutional Class          1.53%         -1.84%         10.46%            14.20%
StocksPLUS Fund Administrative Class         0.92%         -2.29%          9.99%             9.60%
S&P 500 Index                                0.24%         -2.53%         10.18%                -
Lipper Large Cap Core Fund Average          -1.86%         -2.91%          8.00%                -

*  Annualized

SECTOR BREAKDOWN*

   Short-Term Instruments             38.9%
   Mortgage-Backed Securities         24.0%
   Corporate Bonds & Notes            20.1%
   U.S. Treasury Obligations           6.6%
   Asset-Backed Securities             5.4%
   Other                               5.0%

QUALITY BREAKDOWN*

   AAA                                87.0%
   AA                                  2.1%
   A                                   3.0%
   BBB                                 5.3%
   BB                                  2.2%
   B                                   0.4%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                         StocksPLUS           S&P 500
      Month                 Fund               Index
      =====              ==========           =======
    05/31/1993            5,000,000          5,000,000
    06/30/1993            5,027,261          5,014,650
    07/31/1993            5,017,471          4,994,491
    08/31/1993            5,208,380          5,183,982
    09/30/1993            5,157,774          5,144,221
    10/31/1993            5,271,731          5,250,655
    11/30/1993            5,212,275          5,200,616
    12/31/1993            5,306,421          5,263,492
    01/31/1994            5,480,662          5,442,451
    02/28/1994            5,311,701          5,294,743
    03/31/1994            5,077,284          5,063,892
    04/30/1994            5,141,283          5,128,811
    05/31/1994            5,237,282          5,212,974
    06/30/1994            5,126,078          5,085,204
    07/31/1994            5,325,725          5,252,202
    08/31/1994            5,568,540          5,467,543
    09/30/1994            5,473,357          5,333,861
    10/31/1994            5,561,106          5,453,713
    11/30/1994            5,391,092          5,255,089
    12/31/1994            5,461,225          5,333,022
    01/31/1995            5,612,304          5,471,307
    02/28/1995            5,864,102          5,684,524
    03/31/1995            6,023,776          5,852,274
    04/30/1995            6,219,204          6,024,624
    05/31/1995            6,500,850          6,265,428
    06/30/1995            6,643,179          6,410,974
    07/31/1995            6,854,074          6,623,561
    08/31/1995            6,900,939          6,640,187
    09/30/1995            7,193,848          6,920,403
    10/31/1995            7,181,918          6,895,697
    11/30/1995            7,527,891          7,198,418
    12/31/1995            7,673,723          7,337,059
    01/31/1996            7,949,045          7,586,813
    02/29/1996            7,970,224          7,657,142
    03/31/1996            8,076,117          7,730,881
    04/30/1996            8,177,430          7,844,834
    05/31/1996            8,365,584          8,047,152
    06/30/1996            8,445,187          8,077,812
    07/31/1996            8,052,904          7,720,934
    08/31/1996            8,223,140          7,883,768
    09/30/1996            8,704,242          8,327,467
    10/31/1996            8,981,877          8,557,139
    11/30/1996            9,649,702          9,203,973
    12/31/1996            9,444,046          9,021,642
    01/31/1997           10,025,985          9,585,314
    02/28/1997           10,100,806          9,660,463
    03/31/1997            9,646,437          9,263,515
    04/30/1997           10,244,078          9,816,546
    05/31/1997           10,892,224         10,414,178
    06/30/1997           11,344,245         10,880,733
    07/31/1997           12,278,977         11,746,513
    08/31/1997           11,616,167         11,088,473
    09/30/1997           12,220,454         11,695,789
    10/31/1997           11,832,913         11,305,149
    11/30/1997           12,315,186         11,828,465
    12/31/1997           12,546,229         12,031,560
    01/31/1998           12,716,721         12,164,629
    02/28/1998           13,569,183         13,041,941
    03/31/1998           14,253,076         13,709,819
    04/30/1998           14,425,043         13,847,740
    05/31/1998           14,141,803         13,609,698
    06/30/1998           14,691,669         14,162,524
    07/31/1998           14,528,428         14,011,693
    08/31/1998           12,314,475         11,985,882
    09/30/1998           13,256,889         12,753,698
    10/31/1998           14,302,676         13,791,084
    11/30/1998           15,122,901         14,626,961
    12/31/1998           16,099,828         15,469,767
    01/31/1999           16,648,553         16,116,712
    02/28/1999           16,088,153         15,615,805
    03/31/1999           16,768,984         16,240,593
    04/30/1999           17,436,465         16,869,592
    05/31/1999           16,979,768         16,471,301
    06/30/1999           17,970,000         17,385,458
    07/31/1999           17,379,659         16,842,684
    08/31/1999           17,285,204         16,758,790
    09/30/1999           16,909,003         16,299,940
    10/31/1999           17,981,456         17,331,400
    11/30/1999           18,279,360         17,683,747
    12/31/1999           19,341,400         18,725,320
    01/31/2000           18,343,134         17,784,881
    02/29/2000           18,065,838         17,447,899
    03/31/2000           19,758,181         19,154,826
    04/30/2000           19,143,792         18,578,458
    05/31/2000           18,752,817         18,197,228
    06/30/2000           19,218,094         18,645,789
    07/31/2000           18,978,573         18,354,169
    08/31/2000           20,246,629         19,494,147
    09/30/2000           19,133,350         18,465,051
    10/31/2000           19,047,934         18,386,944
    11/30/2000           17,610,085         16,937,386
    12/31/2000           17,751,217         17,020,141
    01/31/2001           18,440,436         17,624,015
    02/28/2001           16,740,362         16,017,058
    03/31/2001           15,622,296         15,002,377
    04/30/2001           16,816,942         16,168,212
    05/31/2001           17,000,734         16,276,539
    06/30/2001           16,623,116         15,880,368
    07/31/2001           16,483,817         15,724,041
    08/31/2001           15,446,806         14,739,716
    09/30/2001           14,193,108         13,549,539
    10/31/2001           14,549,096         13,807,929
    11/30/2001           15,586,106         14,867,135
    12/31/2001           15,714,943         14,997,371
    01/31/2002           15,543,960         14,778,559
    02/28/2002           15,310,800         14,493,555
    03/31/2002           15,861,430         15,038,734

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/13/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. U.S. companies were faced with many challenges including negative sentiment generated by the terrorist attacks, lackluster earnings and heightened accounting concerns.

..  The S&P 500 Index posted a total return of 0.24% for the 12-months ended
   March 31, 2002. The StocksPLUS Fund Institutional Class shares delivered a total return of 1.53%, outperforming the S&P 500 Index.

..  A longer relative duration was strongly positive for performance as Federal
   Reserve efforts to stimulate the economy resulted in a significant decline in short-term interest rates.

.. Mortgage-backed holdings provided an attractive source of yield; positive price performance in the first quarter of 2002 offset negative price performance relating to increased prepayments and heightened interest rate volatility in 2001.

.. Investment-grade corporate fixed income holdings were positive for performance overall due to high relative yields and narrowing credit premiums.

.. Corporate selection was negative as certain airline and energy holdings lost value due to rating downgrades.

.. Modest holdings of high yield corporate bonds and select emerging market issues added to returns due primarily to the attractive yields provided by these securities.

..  Written option strategies provided additional portfolio income.

28  PIMCO Funds Annual Report | 3.31.02

PIMCO Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation ia a secondary objective.

PORTFOLIO:
Primarily intermediate and long-term maturity municipal securities (exempt from federal income tax.)

DURATION:
7.5 years

FUND INCEPTION DATE:
Institutional Class: 12/31/1997
Administrative Class: 9/30/1998

TOTAL NET ASSETS:
$188.3 million

PORTFOLIO MANAGER:
Mark V. McCray

TICKER SYMBOLS:
Institutional Class: PFMIX
Administrative Class: PMNAX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                   1 Year      3 Years*      Since Inception*
Municipal Bond Fund Institutional Class              6.32%       5.08%             5.19%
Municipal Bond Fund Administrative Class             6.07%       4.81%             4.36%
Lehman Brothers General Municipal Bond Index         3.81%       4.79%                -
Lipper General Municipal Debt Fund Average           2.75%       3.33%                -
*  Annualized

SECTOR BREAKDOWN*

   Municipal Bonds & Notes                90.6%
   U.S. Treasury Obligations               7.1%
   Other                                   2.3%

QUALITY BREAKDOWN*

   AAA                                    60.2%
   AA                                     17.0%
   A                                       6.7%
   BBB                                    11.0%
   BB                                      5.1%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                                   Lehman Brothers
                              Municipal           General Municipal
          Month               Bond Fund               Bond Index
          =====               =========           =================
        12/31/1997            5,000,000               5,000,000
        01/31/1998            5,058,771               5,051,500
        02/28/1998            5,035,172               5,053,016
        03/31/1998            5,039,379               5,057,562
        04/30/1998            5,006,296               5,034,805
        05/31/1998            5,105,540               5,114,354
        06/30/1998            5,122,719               5,134,299
        07/31/1998            5,128,447               5,147,137
        08/31/1998            5,223,548               5,226,915
        09/30/1998            5,293,484               5,292,252
        10/31/1998            5,282,938               5,292,252
        11/30/1998            5,296,412               5,310,775
        12/31/1998            5,302,933               5,324,053
        01/31/1999            5,373,214               5,387,409
        02/28/1999            5,338,814               5,363,705
        03/31/1999            5,343,842               5,371,213
        04/30/1999            5,354,304               5,384,642
        05/31/1999            5,314,853               5,353,412
        06/30/1999            5,217,784               5,276,322
        07/31/1999            5,228,509               5,295,317
        08/31/1999            5,173,421               5,252,953
        09/30/1999            5,166,761               5,255,056
        10/31/1999            5,100,796               5,198,299
        11/30/1999            5,153,694               5,253,401
        12/31/1999            5,105,896               5,214,003
        01/31/2000            5,076,823               5,191,581
        02/29/2000            5,130,397               5,251,804
        03/31/2000            5,247,153               5,366,818
        04/30/2000            5,221,693               5,335,153
        05/31/2000            5,198,809               5,307,409
        06/30/2000            5,317,548               5,448,053
        07/31/2000            5,383,204               5,523,778
        08/31/2000            5,469,026               5,608,845
        09/30/2000            5,465,577               5,579,681
        10/31/2000            5,517,329               5,640,499
        11/30/2000            5,504,367               5,683,366
        12/31/2000            5,631,212               5,823,744
        01/31/2001            5,682,823               5,881,401
        02/28/2001            5,767,136               5,900,221
        03/31/2001            5,831,025               5,953,323
        04/30/2001            5,754,016               5,889,026
        05/31/2001            5,866,118               5,952,628
        06/30/2001            5,925,480               5,992,512
        07/31/2001            6,027,073               6,081,201
        08/31/2001            6,167,010               6,181,541
        09/30/2001            6,093,424               6,160,522
        10/31/2001            6,129,114               6,233,835
        11/30/2001            6,112,491               6,181,360
        12/31/2001            6,067,257               6,122,639
        01/31/2002            6,200,469               6,228,557
        02/28/2002            6,319,852               6,303,923
        03/31/2002            6,199,472               6,180,368


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.

PORTFOLIO INSIGHTS

.. The Municipal Bond Fund Institutional Class returned 6.32% for the fiscal year ended March 31, 2002 versus 3.81% for the Fund's benchmark, the Lehman Brothers General Municipal Bond Index. The average return for the Lipper General Municipal Debt Fund Average, consisting of national muni funds with average maturities of 10 years or greater, was 2.75% for the 1-year period ended March 31, 2002.

..  While the Federal Reserve lowered the Fed Funds from 5.00% to 1.75% over the
   Fund's fiscal year, only short-term municipal yields dropped; intermediate and long-term yields actually rose by 0.15% to 0.25% over the fiscal year.

.. The Fund's effective duration was managed below that of the benchmark during general municipal market sell-offs in which yields rose, improving the Fund's relative performance.

.. The Fund modestly underweighted long maturity municipals, marginally hurting relative performance as long-maturity yields increased by 0.05% to 0.10% less than intermediate yields.

.. The Fund's average credit quality was maintained at AA during the fiscal year, which improved performance as credit premiums increased generally for lower tier investment-grade and non-investment-grade municipal bonds.

.. An overweighting of high quality revenue bond issues boosted relative returns as the greater yields on revenue bonds in the absence of substantial credit premium increases translated into higher total returns.

.. Security selection of revenue bonds, especially industrial development bonds, and the avoidance of specific transportation issues that sold off substantially in the aftermath of September 11 provided a substantial source of above-benchmark returns.

.. The Fund's SEC yield after fees at March 31, 2002 was 3.76%, or 6.12% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

                                          3.31.02 | PIMCO Funds Annual Report 29

PIMCO Short Duration Municipal Income Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Primarily short and intermediate maturity municipal securities (exempt from federal income tax).

DURATION:
1.2 years

TOTAL NET ASSETS:
$31.4 million

FUND INCEPTION DATE:
Institutional Class: 8/31/1999

PORTFOLIO MANAGER:
Mark V. McCray

TICKER SYMBOL:
Institutional Class: PSDIX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                            1 Year        Since Inception*
Short Duration Municipal Income Fund Institutional Class    4.30%             4.92%
Lehman Brothers 1-Year Municipal Bond Index                 4.13%                -
Lipper Short Municipal Debt Fund Average                    3.35%                -

*  Annualized

SECTOR BREAKDOWN*

   Municipal Bonds & Notes                            91.7%
   Short-Term Instruments                              8.3%

QUALITY BREAKDOWN*

   AAA                                                45.6%
   AA                                                 39.3%
   A                                                   4.9%
   BBB                                                10.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                             Short Duration           Lehman Brothers
                            Municipal Income          1-Year Municipal
         Month                    Fund                   Bond Index
         =====              ================          ================
      08/31/1999               5,000,000                 5,000,000
      09/30/1999               5,015,118                 5,012,000
      10/31/1999               5,026,688                 5,023,025
      11/30/1999               5,043,155                 5,038,597
      12/31/1999               5,056,562                 5,042,629
      01/31/2000               5,077,025                 5,061,792
      02/29/2000               5,086,181                 5,076,977
      03/31/2000               5,109,575                 5,098,804
      04/30/2000               5,117,236                 5,111,043
      05/31/2000               5,126,760                 5,119,223
      06/30/2000               5,161,314                 5,161,199
      07/31/2000               5,188,759                 5,190,100
      08/31/2000               5,219,335                 5,216,569
      09/30/2000               5,245,011                 5,228,047
      10/31/2000               5,280,167                 5,252,619
      11/30/2000               5,294,485                 5,272,582
      12/31/2000               5,350,202                 5,312,122
      01/31/2001               5,379,572                 5,375,336
      02/28/2001               5,406,064                 5,393,077
      03/31/2001               5,427,510                 5,421,120
      04/30/2001               5,425,337                 5,431,418
      05/31/2001               5,459,195                 5,469,984
      06/30/2001               5,498,887                 5,491,316
      07/31/2001               5,528,640                 5,515,478
      08/31/2001               5,582,997                 5,548,570
      09/30/2001               5,574,425                 5,575,758
      10/31/2001               5,598,463                 5,599,734
      11/30/2001               5,606,363                 5,604,864
      12/31/2001               5,616,444                 5,618,878
      01/31/2002               5,645,924                 5,664,391
      02/28/2002               5,673,910                 5,684,783
      03/31/2002               5,660,706                 5,644,988

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers 1-Year Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

..  Over the fiscal year ended March 31, 2002, the Short Duration Municipal
   Income Fund Institutional Class returned 4.30%, outperforming its benchmark, the Lehman Brothers 1-Year Municipal Bond Index by 0.17%. The mean return for the Lipper Short-Term Municipal Debt Fund Average, consisting of national muni funds with average maturities between 1 to 5 years, was 3.35% for the year ended March 31, 2002.

.. The benchmark national muni yield curve, consisting of representative AAA rated general obligation debt, steepened significantly over the fiscal year as the 1-year yield dropped by 0.87% while yields for maturities beyond 3 years actually rose.

.. The Fund generated a greater-than-benchmark yield during the fiscal year, assisting above-benchmark performance.

.. The Fund maintained an above-benchmark duration, improving relative returns due to falling short-term yields; duration exposure was limited to under two years.

.. A barbelled maturity structure with allocations to maturities beyond two years detracted modestly from performance as intermediate yields rose over the Fund's fiscal year.

.. Security selection within the industrial development revenue sector increased relative performance due to greater duration-adjusted capital appreciation.

.. Management targeted a high average credit quality throughout the fiscal year with an AA+ average credit quality at March 31, 2002.

.. The Fund's SEC yield at March 31, 2002 was 2.51%, or 4.09% on a fully tax-adjusted basis with an assumed federal tax rate of 38.6%.

30 PIMCO Funds Annual Report | 3.31.02

PIMCO California Intermediate Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate maturity municipal securities (exempt from federal and California income tax).

DURATION:
7.0 years

FUND INCEPTION DATE:
Institutional Class: 8/31/1999
Administrative Class: 9/07/1999

TOTAL NET ASSETS:
$109.5 million

PORTFOLIO MANAGER:
Mark V. McCray

TICKER SYMBOLS:
Institutional Class: PCIMX
Administrative Class: N/A

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                                     1 Year  Since Inception*
California Intermediate Municipal Bond Fund Institutional Class                       4.15%       6.91%
California Intermediate Municipal Bond Fund Administrative Class                      3.90%       6.60%
Lehman Brothers California Intermediate Municipal Bond Index                          3.40%         --
Lipper California Intermediate Municipal Debt Fund Average                            3.08%         --

*  Annualized

SECTOR BREAKDOWN*

     Municipal Bonds & Notes                           91.7%
     U.S. Treasury Obligations                          7.7%
     Other                                              0.6%

QUALITY BREAKDOWN*

     AAA                                               58.2%
     AA                                                15.1%
     A                                                  6.8%
     BBB                                               12.1%
     BB                                                 7.8%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                               California               Lehman Brothers
                                Intermed.           California Intermediate
         Month             Municipal Bond Fund       Municipal Bond Index
         =====             ===================      =======================
      08/31/1999               5,000,000                 5,000,000
      09/30/1999               5,035,313                 5,031,999
      10/31/1999               4,998,038                 4,998,789
      11/30/1999               5,040,593                 5,039,779
      12/31/1999               5,018,422                 4,993,413
      01/31/2000               5,034,390                 5,021,873
      02/29/2000               5,066,955                 5,049,494
      03/31/2000               5,158,118                 5,123,722
      04/30/2000               5,145,459                 5,084,783
      05/31/2000               5,170,144                 5,098,512
      06/30/2000               5,268,173                 5,213,226
      07/31/2000               5,337,733                 5,284,647
      08/31/2000               5,414,917                 5,367,088
      09/30/2000               5,398,442                 5,336,498
      10/31/2000               5,433,154                 5,367,982
      11/30/2000               5,459,904                 5,392,140
      12/31/2000               5,550,991                 5,478,411
      01/31/2001               5,641,724                 5,575,925
      02/28/2001               5,650,896                 5,574,812
      03/31/2001               5,704,668                 5,599,899
      04/30/2001               5,613,264                 5,497,978
      05/31/2001               5,710,997                 5,593,644
      06/30/2001               5,745,338                 5,626,645
      07/31/2001               5,815,154                 5,718,923
      08/31/2001               5,932,622                 5,824,149
      09/30/2001               5,927,320                 5,807,839
      10/31/2001               5,957,864                 5,873,470
      11/30/2001               5,932,819                 5,807,097
      12/31/2001               5,886,709                 5,746,126
      01/31/2002               5,969,953                 5,863,344
      02/28/2002               6,023,027                 5,933,118
      03/31/2002               5,941,465                 5,790,132

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate California Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999.

PORTFOLIO INSIGHTS

.. The California Intermediate Municipal Bond Fund Institutional Class generated a return of 4.15%, which was 0.75% above the benchmark, the Lehman Brothers California Intermediate Municipal Bond Index, for the 12-month period ended March 31, 2002. In contrast, the average return of the Lipper CA Intermediate Municipal Debt Fund Average, consisting of CA muni funds with average maturities between 5 to 10 years, was 3.08% for the same period.

.. While the Federal Reserve aggressively lowered the Fed Funds rate to a 40-year low of 1.75%, only shorter-term CA muni yields benefited from the Fed's easing; uninsured CA yields rose for all maturities beyond 3 years.

.. The Fund's effective duration was above the benchmark for most of the year, resulting in relative underperformance as both uninsured and insured CA yields rose over the Fund's fiscal year.

.. The Fund's overweighting of longer-maturity CA bonds improved relative performance as longer-term CA yields climbed less than intermediate-term CA yields.

.. The Fund's performance was boosted through underweighting CA state general obligation debt, which underperformed the overall CA market due to a widening budget gap and potentially significant new issuance over 2002.

.. Emphasizing high quality CA revenue bonds improved portfolio yield while reducing the Fund's direct price exposure to the ballooning CA state budget deficit.

.. Allocations to non-California issues raised relative performance as these non-California bonds outperformed similarly rated and duration-adjusted CA debt.

.. The average credit quality for the Fund was AA at March 31, 2002; CA state obligations were rated A+ at the end of the 2002 fiscal year-end.

.. The SEC yield after fees was 3.63%, which was equivalent to a fully tax-adjusted yield of 6.52% with the assumption of a federal tax rate of 38.6% and a CA state income tax rate of 9.3%.

                                          3.31.02 | PIMCO Funds Annual Report 31

PIMCO California Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and California income tax).

DURATION:
10.4 years

FUND INCEPTION DATE:
Institutional Class: 5/16/2000

TOTAL NET ASSETS:
$11.7 million

PORTFOLIO MANAGER:
Mark V. McCray

TICKER SYMBOL:
Institutional Class: PICMX

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                  1 Year  Since Inception*
California Municipal Bond Fund Institutional Class                 4.20%       8.85%
Lehman California Insured Municipal Index                          3.48%         --
Lipper California Municipal Debt Fund Average                      2.31%         --

*  Annualized

SECTOR BREAKDOWN*

     Municipal Bonds & Notes                           98.5%
     Other                                              1.5%

QUALITY BREAKDOWN*

     AAA                                               60.7%
     AA                                                 9.1%
     A                                                  9.9%
     BBB                                               12.7%
     BB                                                 7.6%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                             California              Lehman
                             Municipal         California Insured
          Month              Bond Fund           Municipal Index
          =====              =========         ==================
        05/31/2000           5,000,000              5,000,000
        06/30/2000           5,104,932              5,160,502
        07/31/2000           5,176,634              5,237,387
        08/31/2000           5,249,866              5,357,327
        09/30/2000           5,237,446              5,328,931
        10/31/2000           5,268,264              5,289,385
        11/30/2000           5,299,674              5,331,171
        12/31/2000           5,409,493              5,469,785
        01/31/2001           5,493,367              5,521,198
        02/28/2001           5,532,919              5,530,585
        03/31/2001           5,569,930              5,575,380
        04/30/2001           5,428,431              5,469,450
        05/31/2001           5,560,449              5,550,398
        06/30/2001           5,611,962              5,574,820
        07/31/2001           5,734,783              5,669,034
        08/31/2001           5,844,422              5,813,027
        09/30/2001           5,847,451              5,782,797
        10/31/2001           5,919,914              5,858,557
        11/30/2001           5,875,486              5,816,955
        12/31/2001           5,840,169              5,757,040
        01/31/2002           5,903,748              5,848,580
        02/28/2002           5,987,255              5,911,744
        03/31/2002           5,804,064              5,769,271


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/2000, the first full month following the Fund's Institutional Class inception on 5/16/2000, compared to the Lehman California Insured Municipal Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

..  The California Municipal Bond Fund returned 4.20% versus 3.48% for the Lehman
   California Insured Municipal Index for the one-year period ended March 31, 2002. The Lipper CA Municipal Debt Fund Average, consisting of CA municipal funds with average maturities of 10 years or more, had an average total return of 2.31% over the fiscal year.

.. The insured CA yield curve steepened markedly over the Fund's fiscal year as short-term (1-year range) CA insured yields dropped by up to 0.80% while intermediate and long-term CA insured yields rose from 0.15% to 0.25%.

.. The duration of the Fund was largely maintained below that of its benchmark, which improved performance as uninsured and insured CA yields climbed during the fiscal year.

.. Overweighting shorter-term CA maturities increased relative returns as shorter-term CA yields either fell or increased substantially less than longer-term CA yields.

.. The Fund improved performance through allocations to high quality CA revenue bonds, which had greater yields and higher total returns than CA state general obligation bonds that suffered from funding requirements of the 2001 energy crisis and declining receipts from much lower capital gain recognition.

.. Non-California debt, held to diversify risk away from the CA market, improved relative returns as CA municipals underperformed the national muni market due to developing large state fiscal deficits and a large new supply overhang for 2002.

.. The Fund's average credit quality was an AA at March 31, 2002, higher than the A+ rating of uninsured CA state general obligation bonds.

.. The SEC yield of the Fund was 4.44% at March 31, 2002. The fully tax-adjusted yield was 7.97%, assuming a federal tax rate of 38.6% and a CA state tax rate of 9.3%.

32 PIMCO Funds Annual Report | 3.31.02

PIMCO New York Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax).

DURATION:
7.1 years

FUND INCEPTION DATE:
Institutional Class: 8/31/1999

TOTAL NET ASSETS:
$5.2 million

PORTFOLIO MANAGER:
Mark V. McCray

TICKER SYMBOL:
Institutional Class: N/A

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                                     1 Year  Since Inception*
New York Municipal Bond Fund Institutional Class                      6.46%       8.14%
Lehman Brothers New York Insured Municipal Bond Index                 3.89%         --
Lipper New York Municipal Debt Fund Average                           3.00%         --

*  Annualized

SECTOR BREAKDOWN*

     Municipal Bonds & Notes                           97.1%
     Other                                              2.9%

QUALITY BREAKDOWN*

     AAA                                               55.0%
     AA                                                 8.4%
     A                                                 12.4%
     BBB                                               24.2%

* % of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002
$5,000,000 invested at inception

                                    [GRAPH]

                                 NY                Lehman Brothers
                             Muni. Bond            New York Insured
          Month                 Fund             Municipal Bond Index
          =====              ==========          ====================
       08/31/1999             5,000,000                5,000,000
       09/30/1999             5,019,710                4,993,502
       10/31/1999             4,980,249                4,924,089
       11/30/1999             5,025,490                4,993,028
       12/31/1999             5,006,999                4,941,600
       01/31/2000             4,983,454                4,912,940
       02/29/2000             5,015,826                4,986,631
       03/31/2000             5,096,773                5,113,293
       04/30/2000             5,067,630                5,064,206
       05/31/2000             5,050,517                4,961,492
       06/30/2000             5,174,063                5,122,742
       07/31/2000             5,232,730                5,190,364
       08/31/2000             5,340,170                5,282,232
       09/30/2000             5,349,497                5,249,480
       10/31/2000             5,415,568                5,316,149
       11/30/2000             5,449,805                5,362,400
       12/31/2000             5,558,734                5,530,244
       01/31/2001             5,634,983                5,577,802
       02/28/2001             5,675,787                5,582,822
       03/31/2001             5,747,731                5,644,234
       04/30/2001             5,703,523                5,588,921
       05/31/2001             5,859,988                5,654,313
       06/30/2001             5,907,799                5,686,540
       07/31/2001             6,021,097                5,774,680
       08/31/2001             6,177,243                5,871,693
       09/30/2001             5,972,699                5,818,848
       10/31/2001             6,020,304                5,896,242
       11/30/2001             5,963,911                5,845,530
       12/31/2001             5,930,594                5,784,154
       01/31/2002             6,025,569                5,904,167
       02/28/2002             6,153,621                5,984,593
       03/31/2002             6,119,628                5,863,702


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers New York Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

.. The New York Municipal Bond Fund produced a return of 6.46% for 12 months ended March 31, 2002, compared to 3.89% for the Lehman Brothers New York Insured Municipal Bond Index, the Fund's benchmark. The return for the Lipper New York Municipal Debt Fund Average was 3.00% over the same period.

.. Reflective of the municipal market in general, insured NY yields increased for all maturities beyond three years over the Fund's fiscal year. Insured NY yields increased by up to 0.35% with intermediate yield increases outpacing those of longer-term maturities.

.. The Fund's relative performance was enhanced by targeting effective duration below that of the benchmark for most of the fiscal year.

.. A more barbelled maturity profile than that of the benchmark improved relative performance as short-maturity yields fell while longer-term yields rose less than intermediate maturity yields.

.. The Fund's credit quality averaged AA+ versus the benchmark's average of AA-at the end of the fiscal year.

.. High quality NY revenue bond issues improved relative returns as the greater yields on revenue bonds (in the absence of substantial credit premium increases) translated into higher total returns.

.. The Fund's SEC yield after fees at March 31, 2002 was 3.67%, or 6.42% on a fully tax-adjusted basis with a federal tax rate of 38.6% and a NY tax rate of 6.85%.

                                          3.31.02 | PIMCO Funds Annual Report 33

Financial Highlights - Institutional Classes

                                                                            Net Realized /
                                           Net Asset Value                  Unrealized Gain  Total Income
Selected Per Share Data for                Beginning of     Net Investment  (Loss) on        from Investment
the Year or Period Ended:                  Period           Income (Loss)   Investments      Operations
                                           ---------------  --------------  ---------------  ---------------
Total Return Fund
 Institutional Class
   03/31/2002                                  $ 10.52        $  0.55 (a)      $  0.19 (a)       $  0.74
   03/31/2001                                     9.96           0.67 (a)         0.56 (a)          1.23
   03/31/2000                                    10.36           0.63 (a)        (0.40)(a)          0.23
   03/31/1999                                    10.62           0.63 (a)         0.16 (a)          0.79
   03/31/1998                                    10.27           0.64 (a)         0.62 (a)          1.26

Administrative Class
   03/31/2002                                    10.52           0.51 (a)         0.20 (a)          0.71
   03/31/2001                                     9.96           0.64 (a)         0.56 (a)          1.20
   03/31/2000                                    10.36           0.61 (a)        (0.41)(a)          0.20
   03/31/1999                                    10.62           0.61 (a)         0.16 (a)          0.77
   03/31/1998                                    10.27           0.61 (a)         0.63 (a)          1.24

Total Return Fund II
 Institutional Class
   03/31/2002                                  $ 10.27        $  0.48 (a)      $  0.21 (a)       $  0.69
   03/31/2001                                     9.67           0.62 (a)         0.60 (a)          1.22
   03/31/2000                                    10.11           0.58 (a)        (0.44)(a)          0.14
   03/31/1999                                    10.26           0.59 (a)         0.17 (a)          0.76
   03/31/1998                                     9.85           0.63 (a)         0.52 (a)          1.15

Administrative Class
   03/31/2002                                    10.27           0.45 (a)         0.21 (a)          0.66
   03/31/2001                                     9.67           0.59 (a)         0.60 (a)          1.19
   03/31/2000                                    10.11           0.55 (a)        (0.44)(a)          0.11
   03/31/1999                                    10.26           0.56 (a)         0.17 (a)          0.73
   03/31/1998                                     9.85           0.60 (a)         0.52 (a)          1.12

Total Return Fund III
 Institutional Class
   03/31/2002                                  $  9.19        $  0.51 (a)      $  0.19 (a)       $  0.70
   03/31/2001                                     8.74           0.57 (a)         0.45 (a)          1.02
   03/31/2000                                     9.27           0.55 (a)        (0.53)(a)          0.02
   03/31/1999                                     9.55           0.57 (a)         0.20 (a)          0.77
   03/31/1998                                     9.15           0.57 (a)         0.56 (a)          1.13

Administrative Class
   03/31/2002                                     9.19           0.50 (a)         0.17 (a)          0.67
   03/31/2001                                     8.74           0.55 (a)         0.45 (a)          1.00
   03/31/2000                                     9.27           0.54 (a)        (0.54)(a)          0.00
   03/31/1999                                     9.55           0.55 (a)         0.20 (a)          0.75
   04/11/1997 - 03/31/1998                        9.12           0.54 (a)         0.58 (a)          1.12

Moderate Duration Fund
 Institutional Class
   03/31/2002                                  $ 10.00        $  0.46 (a)      $  0.23 (a)       $  0.69
   03/31/2001                                     9.52           0.64 (a)         0.47 (a)          1.11
   03/31/2000                                     9.94           0.60 (a)        (0.42)(a)          0.18
   03/31/1999                                    10.14           0.60 (a)         0.07 (a)          0.67
   03/31/1998                                     9.83           0.38 (a)         0.56 (a)          0.94

Low Duration Fund
 Institutional Class
   03/31/2002                                  $ 10.03        $  0.54 (a)      $  0.04 (a)       $  0.58
   03/31/2001                                     9.81           0.68 (a)         0.21 (a)          0.89
   03/31/2000                                    10.10           0.64 (a)        (0.29)(a)          0.35
   03/31/1999                                    10.18           0.65 (a)        (0.02)(a)          0.63
   03/31/1998                                     9.98           0.65 (a)         0.23 (a)          0.88

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense 0.68%.

34 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                Distributions                                                                                Ratio of
Dividends from  from Net          Tax Basis                                                                  Expenses
Net Investment  Realized Capital  Return Of  Total          Net Asset Value                Net Assets End    to Average
Income          Gains             Capital    Distributions  End of Period    Total Return  of Period (000s)  Net Assets
--------------  ----------------  ---------  -------------  ---------------  ------------  ----------------  ----------
   $ (0.55)        $ (0.30)        $  0.00      $ (0.85)       $   10.41          7.15%      $35,230,781       0.43%
     (0.67)           0.00            0.00        (0.67)           10.52         12.80        31,746,629       0.49 (b)
     (0.63)           0.00            0.00        (0.63)            9.96          2.33        24,900,321       0.54 (b)
     (0.63)          (0.42)           0.00        (1.05)           10.36          7.60        21,711,396       0.43
     (0.64)          (0.27)           0.00        (0.91)           10.62         12.63        16,484,119       0.43

     (0.52)          (0.30)           0.00        (0.82)           10.41          6.89         8,900,453       0.68
     (0.64)           0.00            0.00        (0.64)           10.52         12.52         5,353,222       0.74 (c)
     (0.60)           0.00            0.00        (0.60)            9.96          2.07         3,233,785       0.79 (c)
     (0.61)          (0.42)           0.00        (1.03)           10.36          7.33         1,972,984       0.68
     (0.62)          (0.27)           0.00        (0.89)           10.62         12.36           481,730       0.68

   $ (0.48)        $ (0.38)        $  0.00      $ (0.86)       $   10.10          6.89%      $ 1,775,255       0.50%
     (0.62)           0.00            0.00        (0.62)           10.27         13.02         1,606,998       0.51 (e)
     (0.58)           0.00            0.00        (0.58)            9.67          1.46         1,263,556       0.50
     (0.59)          (0.32)           0.00        (0.91)           10.11          7.46           986,690       0.50
     (0.63)          (0.11)           0.00        (0.74)           10.26         11.99           574,587       0.50

     (0.45)          (0.38)           0.00        (0.83)           10.10          6.64           111,068       0.75
     (0.59)           0.00            0.00        (0.59)           10.27         12.74            77,183       0.76 (d)
     (0.55)           0.00            0.00        (0.55)            9.67          1.20            56,755       0.75
     (0.56)          (0.32)           0.00        (0.88)           10.11          7.19            54,736       0.75
     (0.60)          (0.11)           0.00        (0.71)           10.26         11.71            15,172       0.75

   $ (0.51)        $ (0.14)        $  0.00      $ (0.65)       $    9.24          7.76%      $   844,807       0.50%
     (0.57)           0.00            0.00        (0.57)            9.19         12.15           868,757       0.50
     (0.55)           0.00            0.00        (0.55)            8.74          0.33           635,592       0.50
     (0.56)          (0.49)           0.00        (1.05)            9.27          8.20           488,243       0.50
     (0.57)          (0.16)           0.00        (0.73)            9.55         12.62           365,249       0.51

     (0.48)          (0.14)           0.00        (0.62)            9.24          7.42             1,167       0.75
     (0.55)           0.00            0.00        (0.55)            9.19         11.83            11,223       0.75
     (0.53)           0.00            0.00        (0.53)            8.74          0.08            10,144       0.75
     (0.54)          (0.49)           0.00        (1.03)            9.27          7.93             1,867       0.75
     (0.53)          (0.16)           0.00        (0.69)            9.55         12.46               178       0.76+

   $ (0.47)        $ (0.19)        $  0.00      $ (0.66)       $   10.03          7.09%      $   767,037       0.45%
     (0.63)           0.00            0.00        (0.63)           10.00         12.09           576,911       0.45
     (0.60)           0.00            0.00        (0.60)            9.52          1.86           387,126       0.47 (f)
     (0.60)          (0.27)           0.00        (0.87)            9.94          6.70           317,400       0.45
     (0.60)          (0.03)           0.00        (0.63)           10.14          9.80           239,152       0.45

   $ (0.54)        $ (0.01)        $  0.00      $ (0.55)       $   10.06          5.91%      $ 4,230,041       0.43%
     (0.67)           0.00            0.00        (0.67)           10.03          9.44         3,950,592       0.49 (b)
     (0.64)           0.00            0.00        (0.64)            9.81          3.56         3,440,455       0.51 (b)
     (0.65)          (0.06)           0.00        (0.71)           10.10          6.35         3,367,438       0.43
     (0.65)          (0.03)           0.00        (0.68)           10.18          9.00         2,759,531       0.43

Ratio of Net
Investment
Income (Loss)
to Average     Portfolio
Net Assets     Turnover Rate
-------------  -------------
   5.16%           445%
   6.57            450
   6.25            223
   5.91            154
   6.06            206

   4.85            445
   6.31            450
   6.01            223
   5.52            154
   5.74            206

   4.61%           473%
   6.24            566
   5.89            142
   5.65            213
   6.15            361

   4.31            473
   6.00            566
   5.56            142
   5.33            213
   5.86            361

   5.44%           449%
   6.46            581
   6.21            186
   5.85            216
   5.99            183

   5.36            449
   6.12            581
   6.11            186
   5.59            216
   5.85+           183

   4.57%           490%
   6.54            377
   6.16            129
   5.94            169
   3.75             96

   5.30%           569%
   6.86            348
   6.40             82
   6.36            245
   6.39            309

(d) Ratio of expenses to average net assets excluding interest expense 0.75%.
(e) Ratio of expenses to average net assets excluding interest expense 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense 0.45%.


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 35

                                                                                                Net Realized /
                                                        Net Asset Value                         Unrealized Gain     Total Income
Selected Per Share Data                                 Beginning of        Net Investment      (Loss) on           from Investment
for the Year or Period Ended:                           Period              Income (Loss)       Investments         Operations
                                                        ---------------     --------------      ---------------     ---------------
Low Duration Fund (cont.)
 Administrative Class
  03/31/2002                                              $   10.03           $    0.50 (a)       $    0.05 (a)       $   0.55
  03/31/2001                                                   9.81                0.62 (a)            0.25 (a)           0.87
  03/31/2000                                                  10.10                0.61 (a)           (0.29)(a)           0.32
  03/31/1999                                                  10.18                0.62 (a)           (0.02)(a)           0.60
  03/31/1998                                                   9.98                0.63 (a)            0.22 (a)           0.85

Low Duration Fund II
 Institutional Class
  03/31/2002                                              $    9.98           $    0.52 (a)       $    0.05 (a)       $   0.57
  03/31/2001                                                   9.69                0.62 (a)            0.29 (a)           0.91
  03/31/2000                                                   9.95                0.58 (a)           (0.27)(a)           0.31
  03/31/1999                                                  10.00                0.58 (a)            0.00 (a)           0.58
  03/31/1998                                                   9.81                0.22 (a)            0.59 (a)           0.81

Administrative Class
  03/31/2002                                                   9.98                0.42 (a)            0.12 (a)           0.54
  03/31/2001                                                   9.69                0.59 (a)            0.30 (a)           0.89
  03/31/2000                                                   9.95                0.52 (a)           (0.23)(a)           0.29
  03/31/1999                                                  10.00                0.56 (a)            0.00 (a)           0.56
  02/02/1998 - 03/31/1998                                     10.03                0.14 (a)           (0.08)(a)           0.06

Low Duration Fund III
 Institutional Class
  03/31/2002                                              $    9.87           $    0.45 (a)       $    0.16 (a)       $   0.61
  03/31/2001                                                   9.66                0.64 (a)            0.21 (a)           0.85
  03/31/2000                                                   9.98                0.61 (a)           (0.32)(a)           0.29
  03/31/1999                                                  10.05                0.60 (a)            0.00 (a)           0.60
  03/31/1998                                                   9.91                0.53 (a)            0.24 (a)           0.77

Administrative Class
  03/31/2002                                                   9.87                0.43 (a)            0.16 (a)           0.59
  03/31/2001                                                   9.66                0.63 (a)            0.20 (a)           0.83
  03/31/2000                                                   9.98                0.57 (a)           (0.31)(a)           0.26
  03/19/1999 - 03/31/1999                                      9.97                0.02 (a)            0.01 (a)           0.03

Short-Term Fund
 Institutional Class
  03/31/2002                                              $   10.03           $    0.39 (a)       $    0.02 (a)       $   0.41
  03/31/2001                                                   9.95                0.64 (a)            0.10 (a)           0.74
  03/31/2000                                                  10.03                0.59 (a)           (0.08)(a)           0.51
  03/31/1999                                                  10.06                0.57 (a)           (0.02)(a)           0.55
  03/31/1998                                                  10.00                0.62 (a)            0.06 (a)           0.68

Administrative Class
  03/31/2002                                                  10.03                0.29 (a)            0.09 (a)           0.38
  03/31/2001                                                   9.95                0.60 (a)            0.12 (a)           0.72
  03/31/2000                                                  10.03                0.57 (a)           (0.09)(a)           0.48
  03/31/1999                                                  10.06                0.54 (a)           (0.02)(a)           0.52
  03/31/1998                                                  10.00                0.59 (a)            0.07 (a)           0.66

Money Market Fund
 Institutional Class
  03/31/2002                                              $    1.00           $    0.03 (a)       $    0.00 (a)       $   0.03
  03/31/2001                                                   1.00                0.06 (a)            0.00 (a)           0.06
  03/31/2000                                                   1.00                0.05 (a)            0.00 (a)           0.05
  03/31/1999                                                   1.00                0.05 (a)            0.00 (a)           0.05
  03/31/1998                                                   1.00                0.05 (a)            0.00 (a)           0.05

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense 0.75%.

36  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                  Distributions                                                                                        Ratio of
Dividends from    from Net           Tax Basis                                                                         Expenses
Net Investment    Realized Capital   Return 0f    Total            Net Asset Value                  Net Assets End     to Average
Income            Gains              Capital      Distributions    End of Period     Total Return   of Period (000s)   Net Assets
---------------   ----------------   ---------    -------------    ---------------   ------------   ----------------   ----------
$   (0.51)        $   (0.01)         $   0.00     $   (0.52)       $   10.06            5.65%       $  261,061            0.68 %
    (0.65)             0.00              0.00         (0.65)           10.03            9.17           151,774            0.74 (f)
    (0.61)             0.00              0.00         (0.61)            9.81            3.30           118,874            0.75 (f)
    (0.62)            (0.06)             0.00         (0.68)           10.10            6.09           128,212            0.68
    (0.62)            (0.03)             0.00         (0.65)           10.18            8.73            46,186            0.68

$   (0.51)        $   (0.27)         $   0.00     $   (0.78)       $    9.77            5.75%       $  360,070            0.50%
    (0.62)             0.00              0.00         (0.62)            9.98            9.74           636,542            0.50
    (0.57)             0.00              0.00         (0.57)            9.69            3.28           467,997            0.57 (b)
    (0.58)            (0.05)             0.00         (0.63)            9.95            5.89           414,463            0.57 (b)
    (0.60)            (0.02)             0.00         (0.62)           10.00            8.29           401,204            0.50

    (0.48)            (0.27)             0.00         (0.75)            9.77            5.48               626            0.75
    (0.60)             0.00              0.00         (0.60)            9.98            9.50                82            0.75
    (0.55)             0.00              0.00         (0.55)            9.69            3.01                71            1.17 (c)
    (0.56)            (0.05)             0.00         (0.61)            9.95            5.63            22,594            0.85 (c)
    (0.09)             0.00              0.00         (0.09)           10.00            0.58                56            0.75+

$   (0.46)        $   (0.03)         $   0.00     $   (0.49)       $    9.99            6.33%       $   57,195            0.51%(b)
    (0.64)             0.00              0.00         (0.64)            9.87            9.06            42,924            0.50
    (0.61)             0.00              0.00         (0.61)            9.66            2.98            32,349            0.55 (b)
    (0.60)            (0.07)             0.00         (0.67)            9.98            6.10            26,549            0.50
    (0.60)            (0.03)             0.00         (0.63)           10.05            7.93            23,896            0.50

    (0.44)            (0.03)             0.00         (0.47)            9.99            6.06                16            0.76 (c)
    (0.62)             0.00              0.00         (0.62)            9.87            8.82                11            0.75
    (0.58)             0.00              0.00         (0.58)            9.66            2.71                10            0.82 (c)
    (0.02)             0.00              0.00         (0.02)            9.98            0.15                 6            0.75+

$   (0.42)        $   (0.02)         $   0.00     $   (0.44)       $   10.00            4.11%       $1,053,121            0.57%(d)
    (0.64)            (0.02)             0.00         (0.66)           10.03            7.65           524,693            1.01 (d)
    (0.59)             0.00              0.00         (0.59)            9.95            5.19           589,203            0.64 (d)
    (0.57)            (0.01)             0.00         (0.58)           10.03            5.63           495,752            0.45
    (0.61)            (0.01)             0.00         (0.62)           10.06            7.06           172,846            0.45

    (0.39)            (0.02)             0.00         (0.41)           10.00            3.85           290,124            0.74 (e)
    (0.62)            (0.02)             0.00         (0.64)           10.03            7.40             4,610            1.25 (e)
    (0.56)             0.00              0.00         (0.56)            9.95            4.91            15,137            0.89 (e)
    (0.54)            (0.01)             0.00         (0.55)           10.03            5.39             3,769            0.70
    (0.59)            (0.01)             0.00         (0.60)           10.06            6.80             5,147            0.70

$   (0.03)        $    0.00          $   0.00     $   (0.03)       $    1.00            2.91%       $  104,369            0.35%
    (0.06)             0.00              0.00         (0.06)            1.00            6.20           135,990            0.35
    (0.05)             0.00              0.00         (0.05)            1.00            5.21           305,016            0.35
    (0.05)             0.00              0.00         (0.05)            1.00            5.14           322,290            0.35
    (0.05)             0.00              0.00         (0.05)            1.00            5.40            55,335            0.35

Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
-------------    -------------
   4.93%              569%
   6.31               348
   6.13                82
   6.09               245
   6.16               309

   5.22%              582%
   6.37               382
   5.88               117
   5.79               322
   5.98               335

   4.19               582
   6.06               382
   5.30               117
   5.47               322
   8.53+               335

   4.54%              598%
   6.53               419
   6.20                87
   5.94               167
   5.98               307

   4.33               598
   6.49               419
   5.79                87
   6.42+               167

   3.88%              131%
   6.42               121
   5.88                38
   5.66                47
   6.12                48

   2.88               131
   6.01               121
   5.67                38
   5.37                47
   5.86                48

   2.87%              N/A
   6.02               N/A
   5.04               N/A
   4.85               N/A
   5.29               N/A

(d) Ratio of expenses to average net assets excluding interest expense 0.45%.
(e) Ratio of expenses to average net assets excluding interest expense 0.70%.
(f) Ratio of expenses to average net assets excluding interest expense 0.68%.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 37


                                                                                             Net Realized /
                                                        Net Asset Value                      Unrealized Gain    Total Income
Selected Per Share Data for the Year or Period Ended:   Beginning of      Net Investment     (Loss) on          from Investment
                                                        Period            Income (Loss)      Investments        Operations
                                                        ---------------   --------------     --------------     ---------------
Money Market Fund (cont.)
  Administrative Class
     03/31/2002                                           $ 1.00            $ 0.03 (a)           $  0.00 (a)          $ 0.03
     03/31/2001                                             1.00              0.06 (a)              0.00 (a)            0.06
     03/31/2000                                             1.00              0.05 (a)              0.00 (a)            0.05
     03/31/1999                                             1.00              0.05 (a)              0.00 (a)            0.05
     03/31/1998                                             1.00              0.05 (a)              0.00 (a)            0.05

Long-Term U.S. Government Fund
  Institutional Class
     03/31/2002                                           $10.65            $ 0.67 (a)           $ (0.39)(a)          $ 0.28
     03/31/2001                                             9.79              0.62 (a)              0.85 (a)            1.47
     03/31/2000                                            10.30              0.61 (a)             (0.50)(a)            0.11
     03/31/1999                                            10.57              0.63 (a)              0.20 (a)            0.83
     03/31/1998                                             9.39              0.52 (a)              1.34 (a)            1.86

  Administrative Class
     03/31/2002                                            10.65              0.64 (a)             (0.39)(a)            0.25
     03/31/2001                                             9.79              0.40 (a)              1.05 (a)            1.45
     03/31/2000                                            10.30              0.57 (a)             (0.49)(a)            0.08
     03/31/1999                                            10.57              0.60 (a)              0.20 (a)            0.80
     09/23/1997 - 03/31/1998                               10.17              0.26 (a)              0.51 (a)            0.77

Investment Grade Corporate Bond Fund
  Institutional Class
     03/31/2002                                           $10.68            $ 0.74 (a)           $ (0.09)(a)          $ 0.65
     04/28/2000 - 03/31/2001                               10.00              0.72 (a)              0.72 (a)            1.44

High Yield Fund
  Institutional Class
     03/31/2002                                           $ 9.88            $ 0.78 (a)           $ (0.68)(a)          $ 0.10
     03/31/2001                                            10.22              0.90 (a)             (0.33)(a)            0.57
     03/31/2000                                            11.23              0.94 (a)             (1.01)(a)           (0.07)
     03/31/1999                                            11.66              0.95 (a)             (0.43)(a)            0.52
     03/31/1998                                            11.10              0.98 (a)              0.65 (a)            1.63

  Administrative Class
     03/31/2002                                             9.88              0.76 (a)             (0.68)(a)            0.08
     03/31/2001                                            10.22              0.88 (a)             (0.33)(a)            0.55
     03/31/2000                                            11.23              0.91 (a)             (1.01)(a)           (0.10)
     03/31/1999                                            11.66              0.93 (a)             (0.43)(a)            0.50
     03/31/1998                                            11.10              0.95 (a)              0.65 (a)            1.60

Total Return Mortgage Fund
  Institutional Class
     03/31/2002                                           $10.42            $ 0.47 (a)           $  0.33 (a)          $ 0.80
     03/31/2001                                             9.97              0.63 (a)              0.63 (a)            1.26
     03/31/2000                                            10.19              0.59 (a)             (0.21)(a)            0.38
     03/31/1999                                            10.24              0.58 (a)              0.05 (a)            0.63
     07/31/1997 - 03/31/1998                               10.00              0.41 (a)              0.30 (a)            0.71

Administrative Class
     12/13/2001 - 03/31/2002                               10.31              0.10 (a)              0.04 (a)            0.14

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense 0.76%.
(d) Ratio of expenses to average net assets excluding interest expense 0.75%.

38  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                  Distributions                                                                                        Ratio of
Dividends from    from Net          Tax Basis                                                                          Expenses
Net Investment    Realized Capital  Return Of    Total            Net Asset Value                  Net Assets End      to Average
Income            Gains             Capital      Distributions    End of Period     Total Return   of Period (000s)    Net Assets
--------------    ----------------  ---------    -------------    ---------------   ------------   ----------------    ----------
   $ (0.03)           $ 0.00           $ 0.00       $  (0.03)         $   1.00          2.65%         $   13,360         0.60%
     (0.06)             0.00             0.00          (0.06)             1.00          5.94               7,165         0.60
     (0.05)             0.00             0.00          (0.05)             1.00          4.96               9,791         0.60
     (0.05)             0.00             0.00          (0.05)             1.00          4.93               9,273         0.60
     (0.05)             0.00             0.00          (0.05)             1.00          5.12                 749         0.60

   $ (0.67)           $(0.30)          $ 0.00         $(0.97)           $ 9.96          2.51%         $   65,291         0.52%(b)
     (0.61)             0.00             0.00          (0.61)            10.65         15.52             234,088         0.56 (b)
     (0.62)             0.00             0.00          (0.62)             9.79          1.26             217,410         0.57 (b)
     (0.64)            (0.46)            0.00          (1.10)            10.30          7.76             170,847         0.89 (b)
     (0.62)            (0.06)            0.00          (0.68)            10.57         20.23              48,547         0.51

     (0.64)            (0.30)            0.00          (0.94)             9.96          2.25             246,304         0.77 (d)
     (0.59)             0.00             0.00          (0.59)            10.65         15.24              77,435         0.80 (d)
     (0.59)             0.00             0.00          (0.59)             9.79          1.01              39,808         0.82 (d)
     (0.61)            (0.46)            0.00          (1.07)            10.30          7.46              11,383         1.15 (c)
     (0.31)            (0.06)            0.00          (0.37)            10.57          7.60               4,957         0.76+

   $ (0.74)           $(0.49)          $ 0.00         $(1.23)           $10.10          6.34%         $    6,092         0.50%
     (0.72)            (0.04)            0.00          (0.76)            10.68         15.00               5,751         0.50+

   $ (0.79)           $ 0.00           $ 0.00         $(0.79)           $ 9.19          1.07%         $1,869,413         0.50%
     (0.91)             0.00             0.00          (0.91)             9.88          5.85           1,182,954         0.50
     (0.94)             0.00             0.00          (0.94)            10.22         (0.74)          1,960,171         0.50
     (0.95)             0.00             0.00          (0.95)            11.23          4.73           2,162,868         0.50
     (0.98)            (0.09)            0.00          (1.07)            11.66         15.26           1,628,930         0.50

     (0.77)             0.00             0.00          (0.77)             9.19          0.83             640,550         0.75
     (0.89)             0.00             0.00          (0.89)             9.88          5.59             462,899         0.75
     (0.91)             0.00             0.00          (0.91)            10.22         (0.99)            354,296         0.75
     (0.93)             0.00             0.00          (0.93)            11.23          4.49             238,792         0.75
     (0.95)            (0.09)            0.00          (1.04)            11.66         14.98              69,937         0.75

   $ (0.47)           $(0.40)          $ 0.00         $(0.87)           $10.35          7.86%         $   20,635         0.50%
     (0.63)            (0.18)            0.00          (0.81)            10.42         13.14              20,314         0.50
     (0.59)            (0.01)            0.00          (0.60)             9.97          3.91               3,971         0.50
     (0.58)            (0.10)            0.00          (0.68)            10.19          6.27               4,128         0.50
     (0.46)            (0.01)            0.00          (0.47)            10.24          6.69               3,588         0.52+

     (0.10)             0.00             0.00          (0.10)            10.35          1.38               8,479         0.75

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
------------    -------------
     2.33%          N/A
     5.75           N/A
     4.79           N/A
     4.44           N/A
     5.04           N/A

     6.36%          682%
     6.13          1046
     6.29           320
     5.83           364
     4.88           177

     6.02           682
     3.91          1046
     5.82           320
     5.58           364
     4.87+          177

     7.01%          512%
     7.54+          253

     8.29%           96%
     8.91            53
     8.64            39
     8.41            39
     8.52            37

     8.05            96
     8.79            53
     8.40            39
     8.17            39
     8.21            37

     4.44%         1193%
     6.22           848
     5.94          1476
     5.66           158
     6.07+          593

     3.24          1193

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 39

                                                                                              Net Realized /
                                                        Net Asset Value                       Unrealized Gain     Total Income
Selected Per Share Data for the Year or Period Ended:   Beginning of      Net Investment      (Loss) on           from Investment
                                                        Period            Income (Loss)       Investments         Operations
                                                        ---------------   --------------      -----------         ---------------
GNMA Fund
 Institutional Class
  03/31/2002                                              $    10.44       $   0.39 (a)        $   0.46 (a)        $    0.85
  03/31/2001                                                    9.89           0.63 (a)            0.60 (a)             1.23
  03/31/2000                                                   10.01           0.62 (a)           (0.12)(a)             0.50
  03/31/1999                                                   10.13           0.64 (a)           (0.08)(a)             0.56
  07/31/1997 - 03/31/1998                                      10.00           0.43 (a)            0.14 (a)             0.57

Real Return Fund
 Institutional Class
  03/31/2002                                              $    10.40       $   0.42 (a)        $   0.06 (a)        $    0.48
  03/31/2001                                                    9.92           0.76 (a)            0.60 (a)             1.36
  03/31/2000                                                    9.83           0.68 (a)            0.11 (a)             0.79
  03/31/1999                                                    9.77           0.51 (a)            0.10 (a)             0.61
  03/31/1998                                                    9.93           0.44 (a)            0.05 (a)             0.49

Administrative Class
  03/31/2002                                                   10.40           0.32 (a)            0.13 (a)             0.45
  04/28/2000 - 03/31/2001                                       9.95           0.62 (a)            0.58 (a)             1.20

Real Return Fund II
 Institutional Class
  02/28/2002 - 03/31/2002                                 $    10.00       $   0.05 (a)        $  (0.07)(a)        $   (0.02)

Real Return Asset Fund
 Institutional Class
  11/12/2001 - 03/31/2002                                 $    10.00       $   0.05 (a)        $  (0.50)(a)        $   (0.45)

Foreign Bond Fund
 Institutional Class
  03/31/2002                                              $    10.32       $   0.48 (a)        $   0.09 (a)        $    0.57
  03/31/2001                                                   10.03           0.58 (a)            0.51 (a)             1.09
  03/31/2000                                                   10.63           0.64 (a)           (0.45)(a)             0.19
  03/31/1999                                                   10.74           0.58 (a)            0.24 (a)             0.82
  03/31/1998                                                   10.41           0.66 (a)            0.61 (a)             1.27

Administrative Class
  03/31/2002                                                   10.32           0.45 (a)            0.09 (a)             0.54
  03/31/2001                                                   10.03           0.55 (a)            0.51 (a)             1.06
  03/31/2000                                                   10.63           0.61 (a)           (0.45)(a)             0.16
  03/31/1999                                                   10.74           0.56 (a)            0.24 (a)             0.80
  03/31/1998                                                   10.41           0.63 (a)            0.61 (a)             1.24

Global Bond Fund
 Institutional Class
  03/31/2002                                              $     8.45       $   0.42 (a)        $  (0.12)(a)        $    0.30
  03/31/2001                                                    9.01           0.48 (a)           (0.56)(a)            (0.08)
  03/31/2000                                                    9.76           0.57 (a)           (0.75)(a)            (0.18)
  03/31/1999                                                    9.70           0.52 (a)            0.14 (a)             0.66
  03/31/1998                                                    9.86           0.66 (a)           (0.10)(a)             0.56

Administrative Class
  03/31/2002                                                    8.45           0.39 (a)           (0.11)(a)             0.28
  03/31/2001                                                    9.01           0.46 (a)           (0.56)(a)            (0.10)
  03/31/2000                                                    9.76           0.55 (a)           (0.75)(a)            (0.20)
  03/31/1999                                                    9.70           0.51 (a)            0.14 (a)             0.65
  03/31/1998                                                    9.86           0.59 (a)           (0.05)(a)             0.54

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense 0.51%.

40 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                  Distributions                                                                                         Ratio of
Dividends from    from Net            Tax Basis                                                                         Expenses
Net Investment    Realized Capital    Return 0f   Total            Net Asset Value                   Net Assets End     to Average
Income            Gains               Capital     Distributions    End of Period      Total Return   of Period (000s)   Net Assets
--------------    ----------------    ---------   -------------    ---------------    ------------   ---------------    ----------
$    (0.50)       $    (0.12)         $  0.00     $  (0.62)        $    10.67             8.36%      $   35,144          0.54%(b)
     (0.63)            (0.05)            0.00        (0.68)             10.44            12.96            9,963          0.50
     (0.62)             0.00             0.00        (0.62)              9.89             5.16            4,308          1.60 (d)
     (0.64)            (0.04)            0.00        (0.68)             10.01             5.71            4,119          2.37 (d)
     (0.42)            (0.02)            0.00        (0.44)             10.13             5.86            3,748          1.81+(b)


$    (0.49)       $    (0.10)         $  0.00     $  (0.59)        $    10.29             4.68%      $1,250,056          0.47%(g)
     (0.80)            (0.08)            0.00        (0.88)             10.40            14.44          557,849          0.54 (b)
     (0.68)            (0.02)            0.00        (0.70)              9.92             8.37          207,826          0.53 (b)
     (0.55)             0.00             0.00        (0.55)              9.83             6.41           15,588          0.52 (b)
     (0.51)            (0.14)            0.00        (0.65)              9.77             4.70            5,526          0.52 (b)

     (0.46)            (0.10)            0.00        (0.56)             10.29             4.39          298,192          0.71 (g)
     (0.67)            (0.08)            0.00        (0.75)             10.40            12.70           51,359          0.80+(c)


$    (0.05)       $     0.00          $  0.00     $  (0.05)        $     9.93            (0.22)%     $   15,969          0.45%+


$    (0.05)       $     0.00          $  0.00     $  (0.05)        $     9.50            (4.47)%     $   20,747          0.75%+


$    (0.48)       $    (0.02)         $  0.00     $  (0.50)        $    10.39             5.68%      $  511,247          0.51%(b)
     (0.59)            (0.21)            0.00        (0.80)             10.32            11.34          482,480          0.54 (b)
     (0.64)            (0.15)            0.00        (0.79)             10.03             1.96          421,831          0.69 (b)
     (0.58)            (0.35)            0.00        (0.93)             10.63             7.92          530,325          0.50
     (0.63)            (0.31)            0.00        (0.94)             10.74            12.64          392,198          0.50

     (0.45)            (0.02)            0.00        (0.47)             10.39             5.42           21,565          0.76 (c)
     (0.56)            (0.21)            0.00        (0.77)             10.32            11.06           17,056          0.78 (c)
     (0.61)            (0.15)            0.00        (0.76)             10.03             1.70            4,824          0.97 (c)
     (0.56)            (0.35)            0.00        (0.91)             10.63             7.65            2,096          0.75
     (0.60)            (0.31)            0.00        (0.91)             10.74            12.34              315          0.75


$    (0.41)       $     0.00          $ (0.01)    $  (0.42)        $     8.33             3.52%      $  300,625          0.56%(f)
     (0.06)             0.00            (0.42)       (0.48)              8.45            (0.83)         307,686          0.57 (f)
     (0.52)             0.00            (0.05)       (0.57)              9.01            (1.81)         271,538          0.71 (f)
     (0.52)            (0.08)            0.00        (0.60)              9.76             6.90          266,984          0.55
     (0.53)            (0.19)            0.00        (0.72)              9.70             5.85          256,274          0.55

     (0.39)             0.00            (0.01)       (0.40)              8.33             3.26            5,946          0.80
     (0.06)             0.00            (0.40)       (0.46)              8.45            (1.07)           2,142          0.81 (e)
     (0.50)             0.00            (0.05)       (0.55)              9.01            (2.05)           2,238          0.92 (e)
     (0.51)            (0.08)            0.00        (0.59)              9.76             6.78            1,326          0.80
     (0.51)            (0.19)            0.00        (0.70)              9.70             5.57            1,548          0.80

Ratio of Net
Investment
Income (Loss)
to Average        Portfolio
Net Assets        Turnover Rate
-------------     -------------
   3.61%              1292%
   6.29                808
   6.23                952
   6.35                198
   6.30+               486


   4.08%               237%
   7.57                202
   6.91                253
   5.18                438
   4.46                967

   3.07                237
   6.61+               202


   5.48%+                0%


   1.31%+              107%


   4.61%               434%
   5.78                417
   6.20                330
   5.39                376
   6.32                280

   4.32                434
   5.36                417
   6.01                330
   5.13                376
   6.07                280


   4.87%               355%
   5.58                416
   6.12                301
   5.35                143
   6.64                389

   4.58                355
   5.33                416
   5.91                301
   5.21                143
   6.39                389

(e) Ratio of expenses to average net assets excluding interest expense 0.80%.
(f) Ratio of expenses to average net assets excluding interest expense 0.55%.
(g) Effective October 1, 2001, the administrative expense was reduced to 0.20%.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 41

                                                                                                Net Realized /
                                                            Net Asset Value                     Unrealized Gain   Total Income
                                                            Beginning of      Net Investment    (Loss) on         from Investment
Selected Per Share Data for the Year or Period Ended:       Period            Income (Loss)     Investments       Operations
                                                            ---------------   --------------    ---------------   ---------------
Global Bond Fund II
 Institutional Class
  03/31/2002                                                $    9.61         $   0.43 (a)      $   0.12 (a)      $    0.55
  03/31/2001                                                     9.41             0.55 (a)          0.51 (a)           1.06
  03/31/2000                                                     9.89             0.56 (a)         (0.46)(a)           0.10
  03/31/1999                                                     9.92             0.52 (a)          0.06 (a)           0.58
  02/25/1998 - 03/31/1998                                        9.82             0.06 (a)          0.09 (a)           0.15

Emerging Markets Bond Fund
 Institutional Class
  03/31/2002                                                $    8.40         $   0.76 (a)      $   1.72 (a)      $    2.48
  03/31/2001                                                     8.61             0.82 (a)          0.20 (a)           1.02
  03/31/2000                                                     7.51             0.86 (a)          1.11 (a)           1.97
  03/31/1999                                                     9.67             0.87 (a)         (2.11)(a)          (1.24)
  07/31/1997 - 03/31/1998                                       10.00             0.46 (a)         (0.18)(a)           0.28
 Administrative Class
  03/31/2002                                                     8.40             0.75 (a)          1.71 (a)           2.46
  03/31/2001                                                     8.61             0.80 (a)          0.20 (a)           1.00
  03/31/2000                                                     7.51             0.83 (a)          1.12 (a)           1.95
  09/30/1998 - 03/31/1999                                        6.82             0.45 (a)          0.74 (a)           1.19

Strategic Balanced Fund
 Institutional Class
  03/31/2002                                                $   10.46         $   0.45 (a)      $  (0.03)(a)      $    0.42
  03/31/2001                                                    12.80             0.90 (a)         (1.88)(a)          (0.98)
  03/31/2000                                                    12.76             0.80 (a)          0.44 (a)           1.24
  03/31/1999                                                    12.60             0.89 (a)          0.60 (a)           1.49
  03/31/1998                                                    10.32             1.30 (a)          2.05 (a)           3.35
 Administrative Class
  03/31/2002                                                    10.47             0.52 (a)         (0.14)(a)           0.38
  03/31/2001                                                    12.79             0.90 (a)         (1.88)(a)          (0.98)
  06/30/1999 - 03/31/2000                                       13.17             0.62 (a)          0.07 (a)           0.69

Convertible Fund
 Institutional Class
  03/31/2002                                                $   11.33         $   0.20 (a)      $  (0.46)(a)      $   (0.26)
  03/31/2001                                                    15.77             0.01 (a)         (3.50)(a)          (3.49)
  03/31/2000                                                    10.00             0.07 (a)          5.97 (a)           6.04
 Administrative Class
  03/31/2002                                                    11.36             0.13 (a)         (0.41)(a)          (0.28)
  08/01/2000 - 03/31/2001                                       14.49            (0.03)(a)         (2.19)(a)          (2.22)

European Convertible Fund
 Institutional Class
  03/31/2002                                                $    9.97         $   0.17 (a)      $  (0.05)(a)      $    0.12
  11/30/2000 - 03/31/2001                                       10.00             0.04 (a)         (0.03)(a)           0.01

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.55%.
(c) Ratio of expenses to average net assets excluding interest expense 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense 1.10%.
(e) Ratio of expenses to average net assets excluding interest expense 0.65%.
(f) Ratio of expenses to average net assets excluding interest expense 0.90%.
(g) Ratio of expenses to average net assets excluding interest expense 0.75%.
(h) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.78%.
(i) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(j) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

42 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                  Distributions                                                                                        Ratio of
Dividends from    from Net           Tax Basis                                                                         Expenses
Net Investment    Realized Capital   Return 0f    Total            Net Asset Value                  Net Assets End     to Average
Income            Gains              Capital      Distributions    End of Period     Total Return   of Period (000s)   Net Assets
--------------    ----------------   ---------    -------------    ---------------   ------------   ----------------   ----------
$   (0.43)        $   (0.31)         $  0.00      $    (0.74)      $   9.42               5.84%     $     66,036        0.56%(b)
    (0.56)            (0.30)            0.00           (0.86)          9.61              11.87            62,895        0.58 (b)
    (0.56)            (0.02)            0.00           (0.58)          9.41               1.11            84,926        0.61 (b)
    (0.52)            (0.09)            0.00           (0.61)          9.89               6.06            29,044        0.55
    (0.05)             0.00             0.00           (0.05)          9.92               1.02            24,517        0.55+


$   (0.78)        $   (0.50)         $  0.00      $    (1.28)      $   9.60              31.46%     $    177,399        0.92%(c)
    (0.83)            (0.40)            0.00           (1.23)          8.40              12.94            46,239        0.93 (c)
    (0.87)             0.00             0.00           (0.87)          8.61              27.90            12,614        0.89 (c)
    (0.87)            (0.05)            0.00           (0.92)          7.51             (12.55)            3,641        0.85
    (0.46)            (0.15)            0.00           (0.61)          9.67               3.10             3,676        0.86+

    (0.76)            (0.50)            0.00           (1.26)          9.60              31.11            11,685        1.19 (d)
    (0.81)            (0.40)            0.00           (1.21)          8.40              12.65             7,793        1.17 (d)
    (0.85)             0.00             0.00           (0.85)          8.61              27.60            13,490        1.14 (d)
    (0.45)            (0.05)            0.00           (0.50)          7.51              17.88               118        1.10+


$   (0.36)        $    0.00          $  0.00      $    (0.36)      $  10.52               4.16%     $     30,727        0.05%
    (0.67)            (0.69)            0.00           (1.36)         10.46              (8.31)           47,236        0.43 (j)
    (0.74)            (0.46)            0.00           (1.20)         12.80              10.05           124,934        0.65
    (0.66)            (0.67)            0.00           (1.33)         12.76              12.36            97,945        0.65
    (0.84)            (0.23)            0.00           (1.07)         12.60              33.40            38,806        0.65

    (0.34)             0.00             0.00           (0.34)         10.51               3.75             1,588        0.30
    (0.65)            (0.69)            0.00           (1.34)         10.47              (8.34)              488        0.63 (j)
    (0.61)            (0.46)            0.00           (1.07)         12.79               5.47               709        0.90+


$   (0.65)        $    0.00          $  0.00      $    (0.65)      $  10.42              (2.26)%    $     14,794        0.73%(e)
    (0.25)            (0.70)            0.00           (0.95)         11.33             (23.00)           65,980        0.67 (e)
    (0.18)            (0.09)            0.00           (0.27)         15.77              60.66           168,224        0.65 (i)

    (0.44)             0.00             0.00           (0.44)         10.64              (2.42)                8        1.01 (f)
    (0.21)            (0.70)            0.00           (0.91)         11.36             (16.25)              322        0.90+


$   (0.23)        $   (0.35)         $  0.00      $    (0.58)      $   9.51               1.28%     $      5,057        0.80%(g)
    (0.04)             0.00             0.00           (0.04)          9.97               0.10             4,997        0.75+(h)

Ratio of Net
Investment
Income (Loss)
to Average        Portfolio
Net Assets        Turnover Rate
-------------     -------------
     4.49%            373%
     5.86             422
     5.92             290
     5.29             236
     6.24+            369


     8.35%            620%
     9.73             902
    10.69             328
    11.08             315
     7.21+            695

     8.36             620
     9.46             902
    10.30             328
     6.24+            315


     4.23%             35%
     7.31             651
     6.19             176
     7.00              82
    10.84              56

     4.93              35
     7.30             651
     6.48+            176


     1.76%            307%
     0.08             225
     0.50             247

     1.27             307
    (0.32)+           225


     1.76%            222%
     1.27+            175

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 43

                                                                                                 Net Realized /
                                                              Net Asset Value                    Unrealized Gain    Total Income
                                                              Beginning of      Net Investment   (Loss) on          from Investment
Selected Per Share Data for the Year or Period Ended:         Period            Income (Loss)    Investments        Operations
                                                              --------------    -------------    ---------------    ---------------
StocksPLUS Fund
 Institutional Class
  03/31/2002                                                  $  10.20          $  0.37 (a)      $  (0.21)(a)       $   0.16
  03/31/2001                                                     14.15             0.06 (a)         (2.84)(a)          (2.78)
  03/31/2000                                                     14.32             1.08 (a)          1.33 (a)           2.41
  03/31/1999                                                     14.09             0.97 (a)          1.32 (a)           2.29
  03/31/1998                                                     11.46             1.90 (a)          3.23 (a)           5.13
 Administrative Class
  03/31/2002                                                     10.08             0.30 (a)         (0.20)(a)           0.10
  03/31/2001                                                     14.03            (0.07)(a)         (2.72)(a)          (2.79)
  03/31/2000                                                     14.25             1.10 (a)          1.23 (a)           2.33
  03/31/1999                                                     14.06             1.10 (a)          1.13 (a)           2.23
  03/31/1998                                                     11.46             1.89 (a)          3.19 (a)           5.08

Municipal Bond Fund
 Institutional Class
  03/31/2002                                                  $  10.02          $  0.50 (a)      $   0.12 (a)       $   0.62
  03/31/2001                                                      9.47             0.48 (a)          0.54 (a)           1.02
  03/31/2000                                                     10.12             0.46 (a)         (0.65)(a)          (0.19)
  03/31/1999                                                      9.97             0.45 (a)          0.14 (a)           0.59
  12/31/1997 - 03/31/1998                                        10.00             0.11 (a)         (0.03)(a)           0.08

 Administrative Class
  03/31/2002                                                     10.02             0.45 (a)          0.15 (a)           0.60
  03/31/2001                                                      9.47             0.45 (a)          0.55 (a)           1.00
  03/31/2000                                                     10.12             0.44 (a)         (0.65)(a)          (0.21)
  09/30/1998 - 03/31/1999                                        10.25             0.21 (a)         (0.13)(a)           0.08

Short Duration Municipal Income Fund
 Institutional Class
  03/31/2002                                                  $  10.16          $  0.38 (a)      $   0.05 (a)        $  0.43
  03/31/2001                                                      9.99             0.45 (a)          0.16 (a)           0.61
  08/31/1999 - 03/31/2000                                        10.00             0.23 (a)         (0.01)(a)           0.22

California Intermediate Municipal Bond Fund
 Institutional Class
  03/31/2002                                                  $  10.60          $  0.49 (a)      $  (0.06)(a)       $   0.43
  03/31/2001                                                     10.05             0.48 (a)          0.56 (a)           1.04
  08/31/1999 - 03/31/2000                                        10.00             0.25 (a)          0.06 (a)           0.31
 Administrative Class
  03/31/2002                                                     10.60             0.48 (a)         (0.08)(a)           0.40
  03/31/2001                                                     10.05             0.45 (a)          0.57 (a)           1.02
  09/07/1999 - 03/31/2000                                        10.02             0.22 (a)          0.05 (a)           0.27

California Municipal Bond Fund
 Institutional Class
  03/31/2002                                                  $  10.35          $  0.39 (a)      $   0.05 (a)        $  0.44
  05/16/2000 - 03/31/2001                                        10.00             0.43 (a)          0.78 (a)           1.21

New York Municipal Bond Fund
 Institutional Class
  03/31/2002                                                  $  10.64          $  0.49 (a)      $   0.17 (a)        $  0.66
  03/31/2001                                                      9.94             0.45 (a)          0.79 (a)           1.24
  08/31/1999 - 03/31/2000                                        10.00             0.23 (a)         (0.04)(a)           0.19

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.65%.
(c) Ratio of expenses to average net assets excluding interest expense 0.39%.
(d) Ratio of expenses to average net assets excluding interest expense 0.74%.
(e) Ratio of expenses to average net assets excluding interest expense 0.49%.

44 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                  Distributions                                                                                         Ratio of
Dividends from    from Net           Tax Basis                                                                          Expenses
Net Investment    Realized Capital   Return 0f     Total            Net Asset Value                  Net Assets End     to Average
Income            Gains              Capital       Distributions    End of Period     Total Return   of Period (000s)   Net Assets
--------------    ----------------   ---------     -------------    ---------------   ------------   ----------------   ----------
$  (0.25)         $    0.00          $  0.00       $  (0.25)        $   10.11              1.53%     $  410,288           0.66%(b)
   (0.26)             (0.91)            0.00          (1.17)            10.20            (20.93)        420,050           0.65
   (1.10)             (1.48)            0.00          (2.58)            14.15             17.82         620,144           0.65
   (0.82)             (1.24)            0.00          (2.06)            14.32             17.65         512,953           0.65
   (1.41)             (1.09)            0.00          (2.50)            14.09             47.75         416,600           0.65

   (0.24)              0.00             0.00          (0.24)             9.94              0.92          80,683           0.90
   (0.25)             (0.91)            0.00          (1.16)            10.08            (21.21)         35,474           0.90
   (1.07)             (1.48)            0.00          (2.55)            14.03             17.31          28,403           0.90
   (0.80)             (1.24)            0.00          (2.04)            14.25             17.21          11,302           0.90
   (1.39)             (1.09)            0.00          (2.48)            14.06             47.19           2,143           0.90


$  (0.50)         $   (0.11)         $  0.00       $  (0.61)        $   10.03              6.32%     $   51,622           0.50%
   (0.47)              0.00             0.00          (0.47)            10.02             11.13          23,478           0.50
   (0.46)              0.00             0.00          (0.46)             9.47             (1.81)          5,684           0.50
   (0.44)              0.00             0.00          (0.44)            10.12              6.04           5,894           0.50
   (0.11)              0.00             0.00          (0.11)             9.97              0.78           3,023           0.50+

   (0.48)             (0.11)            0.00          (0.59)            10.03              6.07          41,816           0.74
   (0.45)              0.00             0.00          (0.45)            10.02             10.86           4,811           0.75 (d)
   (0.44)              0.00             0.00          (0.44)             9.47             (2.07)          3,141           0.75 (d)
   (0.21)              0.00             0.00          (0.21)            10.12              0.83           1,419           0.75+


$  (0.38)         $   (0.04)         $  0.00       $  (0.42)        $   10.17              4.30%     $   30,906           0.39%
   (0.44)              0.00             0.00          (0.44)            10.16              6.22          13,645           0.40 (c)
   (0.23)              0.00            (0.43)         (0.23)             9.99              2.19          10,725           0.39+(f)


$  (0.47)         $   (0.40)         $  0.00       $  (0.87)        $   10.16              4.15%     $   83,656           0.50%(e)
   (0.46)             (0.03)            0.00          (0.49)            10.60             10.60          87,531           0.50
   (0.24)             (0.02)            0.00          (0.26)            10.05              3.16           8,415           0.49+(g)

   (0.44)             (0.40)            0.00          (0.84)            10.16              3.90           1,612           0.75 (d)
   (0.44)             (0.03)            0.00          (0.47)            10.60             10.36           1,717           0.74
   (0.22)             (0.02)            0.00          (0.24)            10.05              2.73              10           0.75+(h)


$  (0.38)         $   (0.39)         $  0.00       $  (0.77)        $   10.02              4.20%     $    9,670           0.49%
   (0.43)             (0.43)            0.00          (0.86)            10.35             12.49          11,941           0.49+


$  (0.49)         $   (0.46)         $  0.00       $  (0.95)        $   10.35              6.46%     $    2,882           0.49%
   (0.45)             (0.09)            0.00          (0.54)            10.64             12.77           3,753           0.50 (e)
   (0.23)             (0.02)           (0.21)         (0.25)             9.94              1.93           3,058           0.49+(i)

Ratio of Net
Investment
Income (Loss)
to Average         Portfolio
Net Assets         Turnover Rate
-------------      -------------
    3.65%              455%
    0.48               270
    7.42                92
    6.92                81
   13.74                30

    2.98               455
   (0.55)              270
    7.61                92
    7.83                81
   13.49                30


    4.95%              231%
    4.89               306
    4.80               145
    4.41                70
    4.46+               60

    4.41               231
    4.66               306
    4.58               145
    2.11+               70


    3.75%              107%
    4.48               208
    3.92+              171


    4.68%               94%
    4.62               257
    4.22+              357

    4.51                94
    4.28               257
    3.95+              357


    3.78%              164%
    4.76+              338

    4.57%              204%
    4.41               973
    4.00+              270

(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(g) If the investment manager had not reimbursed expenses, the ratio ofexpenses to average net assets would have been 1.02%.
(h) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(i) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 45

Statements of Assets and Liabilities

March 31, 2002

Amounts in thousands,                     Total        Total           Total            Moderate       Low              Low Duration
  except per share amounts                Return Fund  Return Fund II  Return Fund III  Duration Fund  Duration Fund    Fund II
                                          -----------  --------------  ---------------  -------------  -------------    ------------
Assets:
Investments, at value                      $67,170,655   $   2,175,306   $    1,014,620   $  1,134,443   $  6,374,369   $   409,886
Cash                                            39,460           6,364            1,845            262        165,262           269
Foreign currency, at value                      29,780               0            4,998          5,111         30,749             0
Receivable for investments sold and
  forward foreign currency contracts         4,506,512          94,459           45,636        188,761        896,976        23,744
Receivable for Fund shares sold                456,245             504              228             83         77,237           354
Variation margin receivable                      5,071              33              240             78            249             0
Interest and dividends receivable              483,918          11,456            6,264          6,860         45,681         3,336
Other assets                                         0          12,653            3,888              0         24,822             0
                                            72,691,641       2,300,775        1,077,719      1,335,598      7,615,345       437,589
========================================  ============   =============   ==============   ============   ============   ===========
Liabilities:
Payable for investments purchased and
  forward foreign currency contracts       $18,446,199   $     361,253   $      221,708   $    562,293   $  1,174,323   $    67,214
Payable for financing transactions                   0               0                0              0              0             0
Payable for short sale                         317,824          37,563                0              0        297,468             0
Due to Custodian                                     0               0                0              0              0             0
Written options outstanding                    307,007           7,958            5,568          3,809         33,686           709
Payable for Fund shares redeemed               289,801             992              178            764         28,253         8,121
Dividends payable                               38,221           1,263              484            240          4,147            97
Accrued investment advisory fee                 11,205             404              181            162          1,269            81
Accrued administration fee                       9,646             414              181            238          1,189            78
Accrued distribution fee                         3,991              20                0              0            345             0
Accrued servicing fee                            1,885               0                0              0            321             0
Variation margin payable                             0               0               83              0              0             5
Recoupment payable to Manager                        0               0                0              0              0             0
Other liabilities                               52,836           4,585            3,362          1,055         14,311           588
                                            19,478,615         414,452          231,745        568,561      1,555,312        76,893
========================================  ============   =============   ==============   ============   ============   ===========
Net Assets                                 $53,213,026   $   1,886,323   $      845,974   $    767,037   $  6,060,033   $   360,696
========================================  ============   =============   ==============   ============   ============   ===========

Net Assets Consist of:
Paid in capital                            $53,277,381   $   1,882,531   $      839,067   $    763,626   $  6,087,582   $   359,812
Undistributed (overdistributed)
  net investment income                        210,720          18,099            8,416          4,209         20,114            92
Accumulated undistributed net realized
  gain (loss)                                  (54,677)        (11,118)          (1,578)        (1,756)         2,143           117
Net unrealized appreciation
  (depreciation)                              (220,398)         (3,189)              69            958        (49,806)          675
                                           $53,213,026   $   1,886,323   $      845,974   $    767,037   $  6,060,033   $   360,696
========================================  ============   =============   ==============   ============   ============   ===========
Net Assets:
Institutional Class                        $35,230,781   $   1,775,255   $      844,807   $    767,037   $  4,230,041   $   360,070
Administrative Class                         8,900,453         111,068            1,167              0        261,061           626
Other Classes                                9,081,792               0                0              0      1,568,931             0

Shares Issued and Outstanding:
Institutional Class                          3,383,181         175,765           91,452         76,502        420,682        36,855
Administrative Class                           854,706          10,997              126              0         25,963            64

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                             $10.41   $       10.10   $         9.24   $      10.03   $      10.06   $      9.77
Administrative Class                             10.41           10.10             9.24           0.00          10.06          9.77

Cost of Investments Owned                  $67,359,581   $   2,182,265   $    1,013,033   $  1,132,524   $  6,404,151   $   408,246
========================================  ============   =============   ==============   ============   ============   ===========
Cost of Foreign Currency Held              $    29,681   $           0   $        5,030   $      5,106   $     30,839   $         0
========================================  ============   =============   ==============   ============   ============   ===========

46 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                            Investment
                                           Long-Term U.S.   Grade
Low Duration   Short-Term    Money         Government       Corporate      High          Total Return                  Real
Fund III       Fund          Market Fund   Fund             Bond Fund      Yield Fund    Mortgage Fund    GNMA Fund    Return Fund
------------   -----------   -----------   --------------   ----------     ----------    -------------    ---------    -----------
$    63,338    $2,434,958    $  329,322*   $     690,962    $   6,031      $4,210,587    $    126,253     $172,782     $3,720,662
        159            39             1              520            1           3,758              45            5          7,480
         67         1,030             0                0            7               0               0            0          2,091

     12,169        15,547             0           19,973            0         111,075          75,325       63,261        378,054
          0        21,737         3,462            2,235            0          20,947             565        1,699         53,136
          6             0             0                0            2               0               0            0              0
        447        12,600           606            6,152          110          88,842             328          234         41,534
          0             0             0                0           11               0               0            1              0
     76,186     2,485,911       333,391          719,842        6,162       4,435,209         202,516      237,982      4,202,957
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========


$    18,210    $   15,197    $        0           39,853    $       0      $  197,821    $    110,716     $131,108     $   23,595
          0             0             0          143,073            0               0               0            0        432,843
        399        15,495             0                0            0          52,767          11,038        8,112        378,307
          0             0             0                0            0           4,334               0            0              0
        253         2,817             0              113           32             906               2            2              0
          0             0        49,520            2,177           20          12,306             255          100         23,616
          2           790            82              531            0           6,921              16           21            304
         12           518            43              115            1             863              17           21            686
         13           548            80              143            1           1,066              23           33            847
          0           122            29               83            0             733               1            0            494
          0           234            20               47            0             339              20           31            374
          0           234             0              884            2             347               3            5            534
          0             0             0                0            0               0               0            0              0
         86         2,517             0            1,316           14             323               0            0          2,855
     18,975        38,472        49,774          188,335           70         278,726         122,091      139,433        864,455
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========
$    57,211    $2,447,439    $  283,617    $     531,507    $   6,092      $4,156,483    $     80,425     $ 98,549     $3,338,502
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========


$    56,934    $2,456,468     $ 283,597          563,606    $   6,072      $4,851,960    $     80,137     $ 98,498     $3,347,211
        112          (316)          113              444           91             644             159           83          2,359
         80        (1,251)          (93)         (21,716)         (47)       (463,299)              0           96          2,587
         85        (7,462)            0          (10,827)         (24)       (232,822)            129         (128)       (13,655)
$    57,211    $2,447,439    $  283,617          531,507    $   6,092      $4,156,483    $     80,425     $ 98,549     $3,338,502
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========


$    57,195    $1,053,121    $  104,369           65,291    $   6,092      $1,869,413    $     20,635     $ 35,144     $1,250,056
         16       290,124        13,360          246,304            0         640,550           8,479            0        298,192
          0     1,104,194       165,888          219,912            0       1,646,520          51,311       63,405      1,790,254


      5,727       105,361       104,369            6,553          603         203,475           1,994        3,293        121,537
          2        29,026        13,360           24,719            0          69,720             819            0         28,992


$      9.99    $    10.00    $     1.00             9.96    $   10.10      $     9.19    $      10.35     $  10.67     $    10.29
       9.99         10.00          1.00             9.96         0.00            9.19           10.35         0.00          10.29

$    63,130    $2,437,599    $  329,322          700,412    $   6,090      $4,442,479    $    126,150     $172,921     $3,730,746
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========
$        67    $    1,026    $        0    $           0    $       7      $        0    $          0     $      0     $    2,082
===========    ==========    ==========    =============    =========      ==========    ============     ========     ==========

.. Repurchase Agreement at value $122,651
  Cost of Repurchase Agreement $122,659

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 47

March 31, 2002

                                                                                                                         Emerging
Amounts in thousands, except per share amounts         Real            Real Return Foreign      Global      Global       Markets
                                                       Return Fund II  Asset Fund  Bond Fund    Bond Fund   Bond Fund II Bond Fund
                                                       --------------  ----------- ---------    ---------   ------------ ---------
Assets:

Investments, at value                                     $  18,044    $23,858    $1,196,015    $555,534    $131,062    $308,276
Cash                                                              1         51             1         698          93           0
Foreign currency, at value                                        0          0        22,005      14,425       2,593           0
Receivable for investments sold and forward
foreign currency contracts                                        0      1,683       362,535     185,030      56,939       2,427
Receivable for Fund shares sold                                   0          0         2,444          42          79       2,718
Variation margin receivable                                       0          0           511         503          33           0
Interest and dividends receivable                               195        302        20,873       8,918       2,116       5,022
Other assets                                                      0          0        14,104       6,858       1,286         127
                                                             18,240     25,894     1,618,488     772,008     194,201     318,570
===================================================        ========   ========    ==========    ========    ========    ========

Liabilities:

Payable for investments purchased and
  forward foreign currency contracts                      $       0    $     0    $  171,403    $141,464    $ 49,440    $ 31,387
Payable for financing transactions                            2,262      3,443       373,601     219,855      44,222      30,134
Payable for short sale                                            0      1,687       281,666      98,290      14,572           0
Due to custodian                                                  0          0             0           0           0         830
Written options outstanding                                       0          0         4,288       1,668         480           0
Payable for Fund shares redeemed                                  0          0         2,068           7          59         671
Dividends payable                                                 0          0           378         304          23         121
Accrued investment advisory fee                                   3          9           165          65          17          94
Accrued administration fee                                        3          4           206          78          19          92
Accrued distribution fee                                          0          0            56           1           9          16
Accrued servicing fee                                             0          0            52           0           4          13
Variation margin payable                                          0          0           319         391          24           0
Recoupment payable to Manager                                     0          0             0           0           0           0
Other liabilities                                                 3          4         3,923       3,314         558         111
                                                              2,271      5,147       838,125     465,437     109,427      63,469
===================================================        ========   ========    ==========    ========    ========    ========

Net Assets                                                $  15,969    $20,747    $  780,363    $306,571    $ 84,774    $255,101
===================================================        ========   ========    ==========    ========    ========    ========

Net Assets Consist of:

Paid in capital                                           $  16,076    $21,144    $  781,912    $332,486    $ 86,937    $239,376
Undistributed (overdistributed) net investment income             0         34        29,512      (9,089)        571       6,375
Accumulated undistributed net realized gain (loss)                0          0          (771)     (1,535)       (390)       (579)
Net unrealized appreciation (depreciation)                     (107)      (431)      (30,290)    (15,291)     (2,344)      9,929
                                                          $  15,969    $20,747    $  780,363    $306,571    $ 84,774    $255,101
===================================================        ========   ========    ==========    ========    ========    ========

Net Assets:

Institutional Class                                       $  15,969    $20,747    $  511,247    $300,625    $ 66,036    $177,399
Administrative Class                                              0          0        21,565       5,946           0      11,685
Other Classes                                                     0          0       247,551           0      18,738      66,017

Shares Issued and Outstanding:

Institutional Class                                           1,608      2,185        49,187      36,069       7,007      18,476
Administrative Class                                              0          0         2,075         713           0       1,217

Net Asset Value and Redemption Price Per Share
  (Net Assets Per Share Outstanding)
Institutional Class                                       $    9.93    $  9.50    $    10.39    $   8.33    $   9.42    $   9.60
Administrative Class                                           0.00       0.00         10.39        8.33        0.00        9.60

Cost of Investments Owned                                 $  18,151    $24,286    $1,239,884    $573,927    $134,491    $298,464
===================================================        ========   ========    ==========    ========    ========    ========
Cost of Foreign Currency Held                             $       0    $     0    $   21,909    $ 14,355    $  2,577    $      0
===================================================        ========   ========    ==========    ========    ========    ========

48  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                                          California
                                European                                  Short Duration  Intermediate  California   New York
Strategic        Convertible    Convertible  StocksPLUS      Municipal    Municipal       Municipal     Municipal    Municipal
Balanced Fund    Fund           Fund         Fund            Bond Fund    Income Fund     Bond Fund     Bond Fund    Bond Fund
--------------   ------------   -----------  -----------     ----------   --------------  -----------   ----------   ---------
   $ 67,251        $ 35,063        $5,561    $1,042,669      $222,734       $30,925         $122,306      $11,632      $5,011
         18              15             0           156            39             1                1            0          20
          0             153            27         4,278             0             0                0            0           0
          1             368            34        62,048        56,045             0                0            0           0
        165              31             0         1,429           858           218              673            6          49
          0               0             0         2,776            59             0               42            0           0
        104             258            31         7,853         2,194           241            1,500          193          84
          0               0             0             0             0             0                0            0           0
     67,539          35,888         5,653     1,121,209       281,929        31,385          124,522       11,831       5,164
  =========        ========      ========     =========      ========      ========        =========     ========    ========

   $    104        $    503        $  583    $  125,810      $ 76,880       $     0         $  5,147      $     0      $    0
          0               0             0             0        15,880             0            9,624            0           0
          0               0             0             0             0             0                0            0           0
          0               0             0             0             0             0                0           88           0
          0               0             0         3,240             0             0                0            0           0
      6,039              66             0         3,729           493             0               62            0           0
          0               0             0             0           201             1               54            7           4
          0              12             2           330            33             4               23            3           1
         12              10             1           270            40             3               23            3           1
         15              10             0           220            36             0                0            0           0
          6               4             0           106            20             0                5            1           0
          0               0             0             0            73             0               39           10           0
          0               2             0             0             0             1                4            1           0
          0               0             0           340             2             0                1            0           0
      6,176             607           586       134,045        93,658             9           14,982          113           6
  =========        ========      ========     =========      ========      ========        =========     ========    ========

   $ 61,363        $ 35,281        $5,067    $  987,164      $188,271       $31,376         $109,540      $11,718      $5,158
  =========        ========      ========     =========      ========      ========        =========     ========    ========

   $ 73,706        $ 58,827        $5,325    $1,297,787      $186,181       $31,175         $106,528      $11,735      $5,048
      1,193             878            46        10,513           553            (9)             636            7          (8)
     (6,420)        (24,068)         (115)     (345,677)           88            (2)             131         (217)        (96)
     (7,116)           (356)         (189)       24,541         1,449           212            2,245          193         214
   $ 61,363        $ 35,281        $5,067    $  987,164      $188,271       $31,376         $109,540      $11,718      $5,158
  =========        ========      ========     =========      ========      ========        =========     ========    ========

   $ 30,727        $ 14,794        $5,057    $  410,288      $ 51,622       $30,906         $ 83,656      $ 9,670      $2,882
      1,588               8             0        80,683        41,816             0            1,612            0           0
     29,048          20,479            10       496,193        94,833           470           24,272        2,048       2,276

      2,922           1,420           532        40,570         5,145         3,040            8,235          965         278
        151               1             0         8,115         4,168             0              159            0           0

   $  10.52        $  10.42        $ 9.51        $10.11      $  10.03       $ 10.17         $  10.16      $ 10.02      $10.35
      10.51           10.64          0.00          9.94         10.03          0.00            10.16         0.00        0.00

   $ 74,367        $ 35,413        $5,779    $1,044,828      $221,724       $30,714         $120,357      $11,475      $4,891
  =========        ========      ========     =========      ========      ========        =========     ========    ========
   $      0        $    154        $   27    $    4,304      $      0       $     0         $      0      $     0      $    0
  =========        ========      ========     =========      ========      ========        =========     ========    ========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 49

Statements of Operations

For the year ended March 31, 2002

Amounts in thousands                                          Total          Total           Total              Moderate
                                                              Return Fund    Return Fund II  Return Fund III    Duration Fund
                                                              -----------    --------------  ----------------   -------------
Investment Income:

Interest, net of foreign taxes                                 $2,609,946        $ 89,504        $  49,128         $32,466
Dividends, net of foreign taxes                                    49,203               0            1,620             308
Miscellaneous income                                                    0               0                0              29

  Total Income                                                  2,659,149          89,504           50,748          32,803

Expenses:

Investment advisory fees                                          118,914           4,368            2,130           1,627
Administration fees                                               100,611           4,379            2,130           1,302
Distribution and/or servicing fees - Administrative Class          17,671             231               21               0
Distribution and/or servicing fees - Other Classes                 39,117               0                0               0
Trustees' fees                                                        300              11                6               4
Organization costs                                                      0               0                0               0
Interest expense                                                      528               2               12               0
Miscellaneous expense                                                   4               0                0               0

  Total Expenses                                                  277,145           8,991            4,299           2,933

Net Investment Income                                           2,382,004          80,513           46,449          29,870
============================================================    =========        ========         ========        ========

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                           570,086          34,781           14,101           8,209
Net realized gain (loss) on futures contracts,
  written options and swaps                                       780,545          31,079           13,426           8,373
Net realized gain (loss) on foreign currency transactions          56,035               3            2,863             352
Net change in unrealized appreciation (depreciation)
  on investments                                                 (616,915)        (36,556)          (9,733)         (2,280)
Net change in unrealized appreciation (depreciation)
  on futures contracts, written options and swaps                 (50,974)          3,723           (1,917)         (1,175)
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities denominated
  in foreign currencies                                             8,455              (3)          (1,916)         (1,481)

  Net Gain (Loss)                                                 747,232          33,027           16,824          11,998
Net Increase in Assets
  Resulting from Operations                                    $3,129,236        $113,540        $  63,273        $ 41,868
============================================================   ==========        ========        =========        ========

Amounts in thousands                                             Low               Low Duration
                                                                 Duration Fund     Fund II
                                                                 -------------     ------------
Investment Income:

Interest, net of foreign taxes                                      $ 293,305        $26,652
Dividends, net of foreign taxes                                         5,498            345
Miscellaneous income                                                        0              0
  Total Income                                                        298,803         26,997

Expenses:
Investment advisory fees                                               13,117          1,178
Administration fees                                                    11,334          1,178
Distribution and/or servicing fees - Administrative Class                 544              0
Distribution and/or servicing fees - Other Classes                      4,344              0
Trustees' fees                                                             34              4
Organization costs                                                          0              0
Interest expense                                                           64             13
Miscellaneous expense                                                       0              0
  Total Expenses                                                       29,437          2,373

Net Investment Income                                                 269,366         24,624
===============================================================    ==========       ========

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                67,574         12,002
Net realized gain (loss) on futures contracts,
  written options and swaps                                             7,095            (80)
Net realized gain (loss) on foreign currency transactions               3,067              0
Net change in unrealized appreciation (depreciation)
  on investments                                                      (52,704)        (7,432)
Net change in unrealized appreciation (depreciation)
  on futures contracts, written options and swaps                     (21,893)          (894)
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities denominated
  in foreign currencies                                                 4,524              0
  Net Gain (Loss)                                                       7,663          3,596

Net Increase in Assets
  Resulting from Operations                                         $ 277,029        $28,220
===============================================================    ==========       ========

50 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                                     Long-Term  Investment
                                     U.S.       Grade
Low Duration  Short-Term Money       Government Corporate  High        Total Return              Real
Fund III      Fund       Market Fund Fund       Bond Fund  Yield Fund  Mortgage Fund GNMA Fund   Return Fund
------------ ----------- ----------- ---------- --------- ------------ ------------------------ ------------
$     2,470   $  60,083  $   11,636  $  36,181  $     446  $ 273,495   $      2,249  $    1,751  $   84,715
          0           0           0          0          0      8,372              0           0          18
          0          25           5          0          0        165              1           0           0
      2,470      60,108      11,641     36,181        446    282,032          2,250       1,751      84,733

        122       3,548         542      1,320         15      7,997            120         117       5,064
        122       3,680       1,012      1,633         15      9,813            158         173       6,326
          0         162          39        180          0      1,338              6           0         337
          0       1,889         552      1,306          0      8,994            129         130       5,599
          0           8           2          3          0         20              0           0          11
          0           0           0          0          0          0              0           0           2
          5       1,400           0         95          0          0              0          13          65
          0           0           0          0          0          0              0           0           0
        249      10,687       2,147      4,537         30     28,162            413         433      17,404

      2,221      49,421       9,494     31,644        416    253,870          1,837       1,318      67,329
===========   =========   =========  =========  =========  =========   ============  ==========  ==========

        801       2,421           0     (7,282)       150   (161,660)         1,582         778      27,004

         71       1,271           0      4,713         34          0             55          70         801
        (13)        (14)          0          0          0        678              0           0         (87)

       (277)     (5,325)          0    (21,448)      (290)   (67,060)          (506)       (334)    (44,336)

       (134)     (4,955)          0        781         38        258              8           2      (2,133)

         77          (4)          0          0         13       (403)             0           0      (1,016)
        525      (6,606)          0    (23,236)       (55)  (228,187)         1,139         516     (19,767)

$     2,746      42,815  $    9,494  $   8,408  $     361  $  25,683   $      2,976  $    1,834  $   47,562
===========   =========   =========  =========  =========  =========   ============  ==========  ==========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 51

For the year ended March 31, 2002


                                                                                                                          Emerging
Amounts in thousands                                         Real           Real Return Foreign   Global     Global       Markets
                                                             Return Fund II Asset Fund  Bond Fund Bond Fund  Bond Fund II Bond Fund
                                                             -------------- ----------- --------- --------- ------------- ---------
Investment Income:

Interest, net of foreign taxes                               $          82  $      132  $ 37,113  $  17,224  $    3,948   $   9,796
Dividends, net of foreign taxes                                          0           0       432        166          47           0
Miscellaneous income                                                     0           0         0          0           0           0
  Total Income                                                          82         132    37,545     17,390       3,995       9,796

Expenses:

Investment advisory fees                                                 3          32     1,834        800         198         475
Administration fees                                                      3          16     2,252        960         261         446
Distribution and/or servicing fees - Administrative Class                0           0        46          9           0          22
Distribution and/or servicing fees - Other Classes                       0           0     1,070          0         130          90
Trustees' fees                                                           0           0         5          2           1           1
Organization costs                                                       8           9         0          0           0           0
Interest expense                                                         0           0        58         14           7          74
Miscellaneous expense                                                    0           0         0          0           0           0
  Total Expenses                                                        14          57     5,265      1,785         597       1,108
  Reimbursement by Manager                                              (8)         (9)        0          0           0           0
  Net Expenses                                                           6          48     5,265      1,785         597       1,108

Net Investment Income                                                   76          84    32,280     15,605       3,398       8,688
==========================================================   =============  ==========  ========  =========  ==========   =========

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                  0          33    (2,714)     1,603          37      10,354
Net capital gain distributions received from
  underlying funds                                                       0           0         0          0           0           0
Net realized gain (loss) on futures contracts,
  written options and swaps                                              0           0    26,934     12,851       2,969           0
Net realized gain (loss) on foreign currency transactions                0           0    15,126    (11,556)        630         264
Net change in unrealized appreciation (depreciation)
  on investments                                                      (107)       (432)  (22,510)   (11,185)      (1032)      9,077
Net change in unrealized appreciation
  on futures contracts, written options and swaps                        0           1     9,801      4,333         812         127
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities denominated
  in foreign currencies                                                  0           0   (20,324)      (357)     (2,462)        (55)

  Net Gain (Loss)                                                     (107)       (398)    6,313     (4,311)        954      19,767

Net Increase (Decrease) in Assets
  Resulting from Operations                                  $         (31) $     (314) $ 38,593  $  11,294  $    4,352     $28,455
==========================================================   =============  ==========  ========  =========  ==========   =========

52 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                             California
                          European                            Short Duration Intermediate California  New York
Strategic     Convertible Convertible StocksPLUS  Municipal   Municipal      Municipal    Municipal   Municipal
Balanced Fund Fund        Fund        Fund        Bond Fund   Income Fund    Bond Fund    Bond Fund   Bond Fund
------------- ----------- ----------- ---------- ----------- --------------- ------------ ---------- ------------
$         20  $      404  $      125  $   40,902  $    5,953  $        652   $     5,112  $      653  $      257
       3,264         720           5         812           0             0             0           0           0
           2           0           0           0           0             1             0           0           0
       3,286       1,124         130      41,714       5,953           653         5,112         653         257

           0         178          25       3,938         273            31           246          39          13
         138         146          13       3,257         340            30           254          39          13
           2           0           0         107          17             0             4           0           0
         249         191           0       3,974         455             0            57           7           3
           1           0           0           7           1             0             1           0           0
           0           0           0           0           0             0             0           0           0
           0          31           2          81           1             0            10           1           0
           0           0           0           0           0             1             4           1           0
         390         546          40      11,364       1,087            62           576          87          29
           0           2           0           0           0             0             0           0           0
         390         548          40      11,364       1,087            62           576          87          29
       2,896         576          90      30,350       4,866           591         4,536         566         228
============  ==========  ==========  ==========  ==========  ============   ===========  ==========  ==========

      (4,344)    (11,292)         (3)     10,690         629            14         1,860         (22)        (49)

         239           0           0           0           0             0             0           0           0

           0           0           0     (81,184)        872             0           619         235          71
          85         (21)         55       4,081           0             0             0           0           0

       3,786       7,940         (11)     (4,383)     (1,418)           24        (3,157)       (279)          6

           0           0           0      54,549         439             0           204          44          94

         (98)       (150)        (71)     (4,713)          0             0             0           0           0

        (332)     (3,523)        (30)    (20,960)        522            38          (474)        (22)        122

$      2,564  $   (2,947) $       60  $    9,390  $    5,388  $        629   $     4,062  $      544  $      350
============  ==========  ==========  ==========  ==========  ============   ===========  ==========  ==========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 53

Statements of Changes in Net Assets


Amounts in thousands                     Total Return Fund                  Total Return Fund II
                                         -------------------------------    -------------------------------
                                              Year Ended      Year Ended        Year Ended       Year Ended
Increase (Decrease) in Net Assets from:   March 31, 2002  March 31, 2001    March 31, 2002   March 31, 2001
Operations:

Net investment income                       $  2,382,004    $  2,324,651      $     80,513     $     95,960
Net realized gain                              1,406,666       1,226,362            65,863           57,618
Net change in unrealized
  appreciation (depreciation)                   (659,434)        795,370           (32,836)          36,370
Net increase resulting
  from operations                              3,129,236       4,346,383           113,540          189,948
=======================================     ============    ============      ============     ============

Distributions to Shareholders:

From net investment income
  Institutional Class                         (1,727,121)     (1,841,771)          (76,508)         (92,168)
  Administrative Class                          (344,120)       (252,403)           (4,009)          (3,789)
  Other Classes                                 (309,378)       (234,579)                0                0
From net realized capital gains
  Institutional Class                           (927,000)              0           (61,742)               0
  Administrative Class                          (216,063)              0            (3,673)               0
  Other Classes                                 (215,555)              0                 0                0
Tax basis return of capital
  Institutional Class                                  0               0                 0                0
  Administrative Class                                 0               0                 0                0
  Other Classes                                        0               0                 0                0

Total Distributions                           (3,739,237)     (2,328,753)         (145,932)         (95,957)
=======================================     ============    ============      ============     ============

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                         12,210,173      10,686,192           517,374          570,675
  Administrative Class                         5,123,488       2,801,443            65,036           62,044
  Other Classes                                5,843,216       2,858,874                 0                0
Issued as reinvestment of distributions
  Institutional Class                          2,341,040       1,529,088           116,001           71,901
  Administrative Class                           462,124         198,869             7,675            3,782
  Other Classes                                  312,614         123,077                 0                0
Cost of shares redeemed
  Institutional Class                        (10,701,797)     (6,936,468)         (434,820)        (389,100)
  Administrative Class                        (1,915,219)     (1,104,430)          (36,732)         (49,423)
  Other Classes                               (2,358,005)     (1,205,155)                0                0
Net increase (decrease) resulting
  from Fund share transactions                11,317,634       8,951,490           234,534          269,879

Total Increase (Decrease)
  in Net Assets                               10,707,634      10,969,120           202,142          363,870
=======================================     ============    ============      ============     ============

Net Assets:

Beginning of period                           42,505,393      31,536,273         1,684,181        1,320,311
End of period *                             $ 53,213,026    $ 42,505,393      $  1,886,323     $  1,684,181

*Including net undistributed
 (overdistributed) investment income of:
                                            $    210,720    $    154,725      $     18,099     $      6,386

Amounts in thousands                     Total Return Fund III              Moderate Duration Fund
                                         -------------------------------    --------------------------------
                                             Year Ended       Year Ended        Year Ended        Year Ended
Increase (Decrease) in Net Assets from:  March 31, 2002   March 31, 2001    March 31, 2002    March 31, 2001
Operations:

Net investment income                      $     46,449     $     51,199      $     29,870      $     31,015
Net realized gain                                30,390           20,168            16,934            14,065
Net change in unrealized
  appreciation (depreciation)                   (13,566)          21,779            (4,936)            9,411
Net increase resulting
  from operations                                63,273           93,146            41,868            54,491
=======================================    ============     ============      ============      ============

Distributions to Shareholders:

From net investment income
  Institutional Class                           (46,036)         (50,509)          (29,872)          (30,969)
  Administrative Class                             (438)            (660)                0                 0
  Other Classes                                       0                0                 0                 0
From net realized capital gains
  Institutional Class                           (12,875)               0           (13,609)                0
  Administrative Class                             (151)               0                 0                 0
  Other Classes                                       0                0                 0                 0
Tax basis return of capital
  Institutional Class                                 0                0                 0                 0
  Administrative Class                                0                0                 0                 0
  Other Classes                                       0                0                 0                 0

Total Distributions                             (59,500)         (51,169)          (43,481)          (30,969)
=======================================    ============     ============      ============      ============

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                           133,009          221,365           277,410           271,662
  Administrative Class                            1,252              163                 0                 0
  Other Classes                                       0                0                 0                 0
Issued as reinvestment of distributions
  Institutional Class                            53,795           46,166            39,583            30,441
  Administrative Class                              518              637                 0                 0
  Other Classes                                       0                0                 0                 0
Cost of shares redeemed
  Institutional Class                          (214,489)         (75,805)         (125,254)         (135,840)
  Administrative Class                          (11,864)            (259)                0                 0
  Other Classes                                       0                0                 0                 0
Net increase (decrease) resulting
  from Fund share transactions                  (37,779)         192,267           191,739           166,263

Total Increase (Decrease)
  in Net Assets                                 (34,006)         234,244           190,126           189,785
=======================================    ============     ============      ============      ============

Net Assets:

Beginning of period                             879,980          645,736           576,911           387,126
End of period *                            $    845,974     $    879,980      $    767,037      $    576,911

*Including net undistributed
 (overdistributed) investment income of:
                                           $      8,416     $     (3,786)     $      4,209      $        347

54 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Low Duration Fund               Low Duration Fund II             Low Duration Fund III            Short-Term Fund
------------------------------  -------------------------------  -------------------------------  -------------------------------
    Year Ended      Year Ended      Year Ended       Year Ended      Year Ended       Year Ended  Year Ended       Year Ended
March 31, 2002  March 31, 2001  March 31, 2002   March 31, 2001  March 31, 2002   March 31, 2001  March 31, 2002   March 31, 2001
  $   269,366      $   288,496     $    24,624      $    38,783     $     2,221      $     2,622     $    49,421      $    43,519
       77,736           17,000          11,922            4,322             859              155           3,678              204

      (70,073)          80,909          (8,326)          14,482            (334)             768         (10,284)           6,182

      277,029          386,405          28,220           57,587           2,746            3,545          42,815           49,905
  ===========      ===========     ===========      ===========     ===========      ===========     ===========      ===========


     (219,800)        (251,799)        (24,635)         (38,819)         (2,221)          (2,622)        (29,948)         (36,353)
      (10,774)          (9,121)             (4)              (2)             (1)              (1)         (1,904)            (407)
      (38,773)         (27,605)              0                0               0                0         (17,570)          (6,739)

       (5,977)               0          (8,434)               0            (162)               0          (1,475)            (878)
         (354)               0              (2)               0               0                0            (136)              (6)
       (1,678)               0               0                0               0                0          (1,247)            (177)

            0                0               0                0               0                0               0                0
            0                0               0                0               0                0               0                0
            0                0               0                0               0                0               0                0

     (277,356)        (288,525)        (33,075)         (38,821)         (2,384)          (2,623)        (52,280)         (44,560)
  ===========      ===========     ===========      ===========     ===========      ===========     ===========      ===========


    2,746,458        2,441,784         152,623          394,918          18,296           25,072       1,218,044          557,919
      186,711           98,789             567               82               5                0         326,512            7,559
    1,665,238          318,860               0                0               0                0       1,588,251          118,255

      203,560          220,160          29,336           35,794           2,370            2,621          25,628           28,548
        8,594            8,907               5                1               1                1           2,016              271
       25,669           18,884               0                0               0                0          13,523            4,561

   (2,679,138)      (2,235,908)       (453,578)        (280,932)         (6,758)         (18,040)       (710,987)        (655,344)
      (86,011)         (78,115)            (26)             (73)              0                0         (42,322)         (18,406)
     (614,010)        (278,280)              0                0               0                0        (614,934)        (106,536)

    1,457,071          515,081        (271,073)         149,790          13,914            9,654       1,805,731          (63,173)


    1,456,744          612,961        (275,928)         168,556          14,276           10,576       1,796,266          (57,828)
  ===========      ===========     ===========      ===========     ===========      ===========     ===========      ===========


    4,603,289        3,990,328         636,624          468,068          42,935           32,359         651,173          709,001
  $ 6,060,033      $ 4,603,289     $   360,696      $   636,624     $    57,211      $    42,935     $ 2,447,439      $   651,173



  $    20,113      $       254     $        92      $      (437)    $       112      $        (3)    $      (316)     $    (1,518)

Money Market Fund
-------------------------------
Year Ended       Year Ended
March 31, 2002   March 31, 2001
   $     9,494      $    23,342
             0                0

             0                0

         9,494           23,342
   ===========      ===========


        (4,403)         (12,927)
          (360)            (486)
        (4,733)          (9,927)

             0                0
             0                0
             0                0

             0                0
             0                0
             0                0

        (9,496)         (23,340)
   ===========      ===========


       172,703          145,605
        61,315           16,510
       916,319        2,312,653

         4,385           12,820
           391              485
         4,002            7,633

      (208,710)        (327,450)
       (55,511)         (19,622)
      (960,207)      (2,341,229)

       (65,311)        (192,595)


       (65,313)        (192,593)
   ===========      ===========


       348,930          541,523
   $   283,617      $   348,930



   $       113      $        22

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 55

                                                           Long-Term                           Investment Grade
Amounts in thousands                                       U.S. Government Fund                Corporate Bond Fund
                                                           -------------------------------     ----------------------------------
                                                               Year Ended       Year Ended         Year Ended         Period from
Increase (Decrease)                                        March 31, 2002   March 31, 2001     March 31, 2002   April 28, 2000 to
in Net Assets from:                                                                                                March 31, 2001
Operations:

Net investment income                                        $     31,644     $     23,590       $        416        $        374
Net realized gain (loss)                                           (2,569)          29,583                184                 162
Net change in unrealized appreciation (depreciation)              (20,667)           6,314               (239)                215
Net increase (decrease) resulting from operations                   8,408           59,487                361                 751
====================================================         ============     ============       ============        ============

Distributions to Shareholders:

From net investment income
  Institutional Class                                              (4,324)         (14,794)              (416)               (374)
  Administrative Class                                            (15,775)          (2,737)                 0                   0
  Other Classes                                                   (11,481)          (6,050)                 0                   0
From net realized capital gains
  Institutional Class                                              (1,901)               0               (279)                (23)
  Administrative Class                                             (7,799)               0                  0                   0
  Other Classes                                                    (6,478)               0                  0                   0
Tax basis return of capital
  Institutional Class                                                   0                0                  0                   0
  Administrative Class                                                  0                0                  0                   0
  Other Classes                                                         0                0                  0                   0

Total Distributions                                               (47,758)         (23,581)              (695)               (397)
====================================================         ============     ============       ============        ============

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                             168,745          185,685                  0               5,000
  Administrative Class                                             69,020           61,908                  0                   0
  Other Classes                                                   252,472          122,155                  0                   0
Issued as reinvestment of distributions
  Institutional Class                                              20,428           11,990                695                 397
  Administrative Class                                              6,224            2,736                  0                   0
  Other Classes                                                    12,297            3,801                  0                   0
Cost of shares redeemed
  Institutional Class                                            (156,445)        (204,230)               (20)                  0
  Administrative Class                                            (83,717)         (30,338)                 0                   0
  Other Classes                                                  (199,216)         (63,811)                 0                   0
Net increase (decrease) resulting
  from Fund share transactions                                     89,808           89,896                675               5,397

Total Increase (Decrease) in Net Assets                            50,458          125,802                341               5,751
====================================================         ============     ============       ============        ============

Net Assets:

Beginning of period                                               481,049          355,247              5,751                   0
End of period *                                              $    531,507     $    481,049       $      6,092        $      5,751

*Including net undistributed
  (overdistributed) investment income of:                    $        444     $         57       $         91        $        126

Amounts in thousands                                       High Yield Fund                     Total Return Mortgage Fund
                                                           -------------------------------     --------------------------------
                                                               Year Ended       Year Ended         Year Ended        Year Ended
Increase (Decrease)                                        March 31, 2002   March 31, 2001     March 31, 2002    March 31, 2001
in Net Assets from:
Operations:

Net investment income                                        $    253,870     $    246,822       $      1,837      $      1,027
Net realized gain (loss)                                         (160,982)        (237,986)             1,637               751
Net change in unrealized appreciation (depreciation)              (67,205)         111,594               (498)              649
Net increase (decrease) resulting from operations                  25,683          120,430              2,976             2,427
====================================================         ============     ============       ============      ============

Distributions to Shareholders:

From net investment income
  Institutional Class                                            (120,860)        (140,375)              (903)             (949)
  Administrative Class                                            (43,159)         (37,256)               (83)                0
  Other Classes                                                   (89,466)         (69,070)              (866)              (78)
From net realized capital gains
  Institutional Class                                                   0                0               (681)             (324)
  Administrative Class                                                  0                0                  0                 0
  Other Classes                                                         0                0             (1,164)              (39)
Tax basis return of capital
  Institutional Class                                                   0                0                  0                 0
  Administrative Class                                                  0                0                  0                 0
  Other Classes                                                         0                0                  0                 0

Total Distributions                                              (253,485)        (246,701)            (3,697)           (1,390)
====================================================         ============     ============       ============      ============

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                           1,242,136          792,834              9,237            19,192
  Administrative Class                                            383,346          224,073              8,400                 0
  Other Classes                                                 1,111,997          522,135             63,840             5,324
Issued as reinvestment of distributions
  Institutional Class                                              90,010          116,900              1,548             1,270
  Administrative Class                                             43,040           37,198                 83                 0
  Other Classes                                                    47,213           34,732              1,607               104
Cost of shares redeemed
  Institutional Class                                            (542,560)      (1,605,873)           (10,470)           (5,092)
  Administrative Class                                           (209,851)        (138,474)               (35)                0
  Other Classes                                                  (423,188)        (385,505)           (18,132)             (904)
Net increase (decrease) resulting
  from Fund share transactions                                  1,742,143         (401,980)            56,078            19,894

Total Increase (Decrease) in Net Assets                         1,514,341         (528,251)            55,357            20,931
====================================================         ============     ============       ============      ============

Net Assets:

Beginning of period                                             2,642,142        3,170,393             25,068             4,137
End of period *                                              $  4,156,483     $  2,642,142       $     80,425      $     25,068

*Including net undistributed
  (overdistributed) investment income of:                    $        644     $     (1,912)      $        159      $        382

56 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                           Real Return            Real Return
GNMA Fund                            Real Return Fund                      Fund II                Asset Fund
--------------------------------     --------------------------------      -----------------      ------------------
    Year Ended        Year Ended         Year Ended        Year Ended            Period from            Period from
March 31, 2002    March 31, 2001     March 31, 2002    March 31, 2001      February 28, 2002      November 12, 2001
                                                                           to March 31, 2002      to March 31, 2002
  $     1,318       $       543        $    67,329       $    40,196            $        76            $        84
          848               286             27,718             7,571                      0                     33
         (332)              290            (47,485)           30,225                   (107)                  (431)
        1,834             1,119             47,562            77,992                    (31)                  (314)
  ===========       ===========        ===========       ===========            ===========            ===========

         (875)             (510)           (34,570)          (29,970)                   (76)                   (83)
            0                 0             (4,179)           (1,102)                     0                      0
         (498)                0            (28,755)           (9,225)                     0                      0

         (429)              (54)            (9,073)           (3,779)                     0                      0
            0                 0             (2,027)             (129)                     0                      0
         (482)                0            (13,921)           (1,301)                     0                      0

            0                 0                  0                 0                      0                      0
            0                 0                  0                 0                      0                      0
            0                 0                  0                 0                      0                      0

       (2,284)             (564)           (92,525)          (45,506)                   (76)                   (83)
  ===========       ===========        ===========       ===========            ===========            ===========

       53,099             9,067            912,609           412,572                 16,000                 21,061
            0                 0            303,160            62,788                      0                      0
       74,554                10          2,034,105           242,511                      0                      0

        1,168               530             40,497            30,496                     76                     83
            0                 0              6,188             1,223                      0                      0
          824                 0             31,101             7,495                      0                      0

      (29,128)           (4,496)          (247,011)         (115,763)                     0                      0
            0                 0            (59,738)          (14,142)                     0                      0
      (11,492)                0           (536,568)          (30,405)                     0                      0

       89,025             5,111          2,484,343           596,775                 16,076                 21,144

       88,575             5,666          2,439,380           629,261                 15,969                 20,747
  ===========       ===========        ===========       ===========            ===========            ===========

        9,974             4,308            899,122           269,861                      0                      0
  $    98,549       $     9,974        $ 3,338,502       $   899,122            $    15,969            $    20,747

  $        83       $       303        $     2,359       $     3,210            $         0            $        34

Foreign Bond Fund                   Global Bond Fund
--------------------------------    --------------------------------
    Year Ended        Year Ended        Year Ended        Year Ended
March 31, 2002    March 31, 2001    March 31, 2002    March 31, 2001
  $    32,280       $    33,316       $    15,605       $    16,487
       39,346              (890)            2,898           (18,756)
      (33,033)           31,945            (7,209)             (355)
       38,593            64,371            11,294            (2,624)
  ===========       ===========       ===========       ===========

      (23,434)          (25,707)          (11,085)           (2,208)
         (809)             (405)              (72)              (16)
       (8,134)           (7,021)                0                 0

       (1,201)           (9,671)                0                 0
          (44)             (138)                0                 0
         (505)           (3,061)                0                 0

            0                 0            (4,363)          (14,074)
            0                 0               (86)             (104)
            0                 0                 0                 0

      (34,127)          (46,003)          (15,606)          (16,402)
  ===========       ===========       ===========       ===========

      194,705           172,052            39,724           150,687
       11,206            14,864             8,527             2,952
      142,837            81,245                 0                 0

       21,851            31,126            11,983            11,553
          843               540               157               123
        7,259             8,494                 0                 0

     (190,979)         (155,946)          (54,609)         (107,207)
       (7,612)           (3,524)           (4,727)           (3,030)
      (79,054)          (37,903)                0                 0

      101,056           110,948             1,055            55,078

      105,522           129,316            (3,257)           36,052
  ===========       ===========       ===========       ===========

      674,841           545,525           309,828           273,776
  $   780,363       $   674,841       $   306,571       $   309,828

  $    29,512       $      (789)      $    (9,089)      $    (9,899)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 57

Amounts in thousands                       Global Bond Fund II             Emerging Markets Bond Fund
                                           ------------------------------  ------------------------------
Increase (Decrease)                            Year Ended      Year Ended      Year Ended      Year Ended
in Net Assets from:                        March 31, 2002  March 31, 2001  March 31, 2002  March 31, 2001
Operations:

Net investment income (loss)                 $    3,398      $    4,454      $    8,688      $    4,541
Net realized gain (loss)                          3,636           2,471          10,618           2,700
Net capital gain distributions
   received from underlying funds                     0               0               0               0
Net change in unrealized appreciation
   (depreciation)                                (2,682)          1,358           9,149            (658)
Net increase (decrease) resulting
   from operations                                4,352           8,283          28,455           6,583
=======================================     ===========      ==========      ==========      ==========

Distributions to Shareholders:

From net investment income
   Institutional Class                           (2,843)         (3,875)         (6,786)         (3,335)
   Administrative Class                               0               0            (746)           (999)
   Other Classes                                   (556)           (570)         (1,106)           (211)
From net realized capital gains
   Institutional Class                           (1,971)         (1,931)         (4,650)         (1,807)
   Administrative Class                               0               0            (435)           (437)
   Other Classes                                   (550)           (348)           (826)           (108)
Tax basis return of capital
   Institutional Class                                0               0               0               0
   Administrative Class                               0               0               0               0
   Other Classes                                      0               0               0               0

Total Distributions                              (5,920)         (6,724)        (14,549)         (6,897)
=======================================     ===========      ==========      ==========      ==========

Fund Share Transactions:

Receipts for shares sold
   Institutional Class                            5,057           6,935         159,605          34,602
   Administrative Class                               0               0          12,302           1,010
   Other Classes                                  9,512           3,819          69,095           3,495
Issued as reinvestment of distributions
   Institutional Class                            4,667           5,308          11,037           4,821
   Administrative Class                               0               0           1,181           1,434
   Other Classes                                    792             671           1,198             154
Cost of shares redeemed
   Institutional Class                           (5,435)        (35,563)        (50,301)         (5,860)
   Administrative Class                               0               0         (10,725)         (7,791)
   Other Classes                                 (4,344)         (3,685)         (9,795)         (1,800)
Net increase (decrease) resulting
   from Fund share transactions                  10,249         (22,515)        183,597          30,065

Total Increase (Decrease) in
   Net Assets                                     8,681         (20,956)        197,503          29,751
=======================================     ===========      ==========      ==========      ==========

Net Assets:

Beginning of period                              76,093           97,049           57,598        27,847
End of period *                              $   84,774      $    76,093     $    255,101    $   57,598

*Including net undistributed
   (overdistributed) investment income of:   $      571      $       (37)    $      6,375    $    1,525

Amounts in thousands                      Strategic Balanced Fund
                                          ------------------------------
Increase (Decrease)                           Year Ended      Year Ended
in Net Assets from:                       March 31, 2002  March 31, 2001
Operations:

Net investment income (loss)                $     2,896     $    5,108
Net realized gain (loss)                         (4,259)         1,743
Net capital gain distributions
   received from underlying funds                   239          1,770
Net change in unrealized appreciation
   (depreciation)                                 3,688        (15,730)
Net increase (decrease) resulting
   from operations                                2,564         (7,109)
=======================================     ===========    ===========

Distributions to Shareholders:

From net investment income
   Institutional Class                          (1,548)         (2,935)
   Administrative Class                            (39)            (32)
   Other Classes                                  (666)         (1,267)
From net realized capital gains
   Institutional Class                               0          (2,872)
   Administrative Class                              0             (29)
   Other Classes                                     0          (1,549)
Tax basis return of capital
   Institutional Class                               0               0
   Administrative Class                              0               0
   Other Classes                                     0               0

Total Distributions                             (2,253)         (8,684)
=======================================     ===========    ===========

Fund Share Transactions:

Receipts for shares sold
   Institutional Class                           3,726           3,779
   Administrative Class                          1,409             151
   Other Classes                                 9,166           9,610
Issued as reinvestment of distributions
   Institutional Class                           1,546           5,725
   Administrative Class                             39              63
   Other Classes                                   487           2,217
Cost of shares redeemed
   Institutional Class                         (22,018)        (76,927)
   Administrative Class                           (335)           (325)
   Other Classes                                (7,472)         (8,994)
Net increase (decrease) resulting
   from Fund share transactions                (13,452)        (64,701)

Total Increase (Decrease) in
   Net Assets                                  (13,141)        (80,494)
=======================================     ===========    ===========

Net Assets:

Beginning of period                             74,504         154,998
End of period *                              $  61,363      $   74,504

*Including net undistributed
   (overdistributed) investment income of:   $   1,193      $      465

58 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


Convertible Fund                 European Convertible Fund           StocksPLUS Fund                  Municipal Bond Fund
------------------------------   ---------------------------------   ------------------------------   ------------------------------
    Year Ended      Year Ended       Year Ended        Period from       Year Ended      Year Ended       Year Ended      Year Ended
March 31, 2002  March 31, 2001   March 31, 2002  November 30, 2000   March 31, 2002  March 31, 2001   March 31, 2002  March 31, 2001
                                                to  March 31, 2001
  $      576      $     (122)      $       90       $        21        $   30,350      $   (1,627)      $    4,866      $    2,679
     (11,313)         (6,725)              52                93           (66,413)       (179,612)           1,501           1,298
           0               0                0                 0                 0               0                0               0
       7,790         (36,112)             (82)             (107)           45,453        (108,609)            (979)          2,568
      (2,947)        (42,959)              60                 7             9,390        (289,848)           5,388           6,545
  ==========      ==========       ==========       ===========        ==========      ==========       ==========      ==========

      (1,013)         (2,101)            (127)              (20)          (10,083)        (11,561)          (1,655)           (707)
          (4)             (6)               0                 0            (1,313)           (641)            (314)           (193)
      (1,116)           (261)               0                 0            (9,794)        (11,931)          (2,927)         (1,776)

           0          (5,661)            (178)                0                 0         (35,157)            (356)              0
           0             (20)               0                 0                 0          (2,729)             (59)              0
           0          (1,354)               0                 0                 0         (50,829)            (791)              0

           0               0                0                 0                 0               0                0               0
           0               0                0                 0                 0               0                0               0
           0               0                0                 0                 0               0                0               0

      (2,133)         (9,403)            (305)              (20)          (21,190)       (112,848)          (6,102)         (2,676)
  ==========      ==========       ==========       ===========        ==========      ==========       ==========      ==========

       1,509          90,224                0             4,990            79,926         192,570           41,696          23,749
           0             410                0                 0            49,369          19,575           39,822           2,528

       9,807          22,419                0                10            83,448         203,143           78,014          21,007
         888           7,572              304                20             9,837          45,695            1,794             685
           0               1                0                 0             1,306           3,338              370             193

         734           1,074                1                 0             7,611          49,151            2,222           1,006
     (50,424)       (155,586)               0                 0           (97,615)       (275,526)         (15,142)         (7,753)
        (293)              0                0                 0            (4,295)         (3,869)          (3,126)         (1,304)
     (13,550)         (6,093)               0                 0          (146,106)       (314,693)         (36,801)        (16,427)
     (51,329)        (39,979)             305             5,020           (16,519)        (80,616)         108,849          23,684

     (56,409)        (92,341)              60             5,007           (28,319)       (483,312)         108,135          27,553
  ==========      ==========       ==========       ===========        ==========      ==========       ==========      ==========

      91,690         184,031            5,007                 0         1,015,483       1,498,795           80,136          52,583
  $   35,281      $   91,690       $    5,067       $     5,007        $  987,164      $1,015,483       $  188,271      $   80,136

  $      878      $   (1,336)      $       46       $        94        $   10,513      $  (26,538)      $      553      $       17

Short Duration
Municipal Income Fund
------------------------------
    Year Ended      Year Ended
March 31, 2002  March 31, 2001

  $      591      $      590
          14              41
           0               0
          24             182
         629             813
  ==========      ==========

        (591)           (573)
           0               0
          (1)              0

         (54)              0
           0               0
           0               0

           0               0
           0               0
           0               0

        (646)           (573)
  ==========      ==========

      21,629          13,744
           0               0
         460               0

         640             575
           0               0
           1               0

      (4,993)        (11,638)
           0               0
           0               0
      17,737           2,681

      17,720           2,921
  ==========      ==========

      13,656          10,735
  $   31,376      $   13,656

  $       (9)     $       31

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 59

                                                         California Intermediate          California
Amounts in thousands                                     Municipal Bond Fund              Municipal Bond Fund
                                                         ------------------------------   ---------------------------------

                                                             Year Ended      Year Ended       Year Ended        Period from
Increase (Decrease)                                      March 31, 2002  March 31, 2001   March 31, 2002       May 16, 2000
  in Net Assets from:                                                                                     to March 31, 2001
Operations:

Net investment income                                    $        4,536  $        4,235   $          566  $             441
Net realized gain                                                 2,479           1,278              213                544
Net change in unrealized appreciation (depreciation)             (2,953)          5,126             (235)               428
Net increase resulting from operations                            4,062          10,639              544              1,413
======================================================   ==============================   =================================

Distributions to Shareholders:

From net investment income
  Institutional Class                                            (3,266)         (2,959)            (447)              (428)
  Administrative Class                                              (72)            (62)               0                  0
  Other Classes                                                    (897)         (1,123)             (87)                (4)
From net realized capital gains
  Institutional Class                                            (2,483)           (206)            (385)              (390)
  Administrative Class                                              (61)             (5)               0                  0
  Other Classes                                                    (509)           (100)            (233)                 0
Tax basis return of capital
  Institutional Class                                                 0               0                0                  0
  Administrative Class                                                0               0                0                  0
  Other Classes                                                       0               0                0                  0

Total Distributions                                              (7,288)         (4,455)          (1,152)              (822)
======================================================   ==============================   =================================

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                            57,076         112,569            8,220             21,136
  Administrative Class                                                0           1,550                0                  0
  Other Classes                                                  24,544          42,117            7,047                819
Issued as reinvestment of distributions
  Institutional Class                                             5,621           3,049              835                807
  Administrative Class                                              132              66                0                  0
  Other Classes                                                   1,166           1,124              275                  4
Cost of shares redeemed
  Institutional Class                                           (63,750)        (40,783)         (11,071)           (10,590)
  Administrative Class                                             (171)            (10)               0                  0
  Other Classes                                                 (30,316)        (17,630)          (5,637)              (110)
Net increase (decrease) resulting from Fund
 share transactions                                              (5,698)        102,052             (331)            12,066

Total Increase (Decrease) in Net Assets                          (8,924)        108,236             (939)            12,657
======================================================   ==============================   =================================

Net Assets:

Beginning of period                                             118,464          10,228           12,657                  0
End of period *                                          $      109,540  $      118,464   $       11,718  $          12,657

*Including net undistributed (overdistributed)
 investment income of:                                   $          636  $        1,115   $            7  $             152

                                                         New York
Amounts in thousands                                     Municipal Bond Fund
                                                         ------------------------------

                                                             Year Ended      Year Ended
Increase (Decrease)                                      March 31, 2002  March 31, 2001
  in Net Assets from:
Operations:

Net investment income                                    $          228  $          146
Net realized gain                                                    22             132
Net change in unrealized appreciation (depreciation)                100             122
Net increase resulting from operations                              350             400
======================================================   ==============================

Distributions to Shareholders:

From net investment income
  Institutional Class                                              (169)           (143)
  Administrative Class                                                0               0
  Other Classes                                                     (56)             (2)
From net realized capital gains
  Institutional Class                                              (154)            (28)
  Administrative Class                                                0               0
  Other Classes                                                     (72)              0
Tax basis return of capital
  Institutional Class                                                 0               0
  Administrative Class                                                0               0
  Other Classes                                                       0               0

Total Distributions                                                (451)           (173)
======================================================   ==============================

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                               575             300
  Administrative Class                                                0               0
  Other Classes                                                   4,542             285
Issued as reinvestment of distributions
  Institutional Class                                               294             171
  Administrative Class                                                0               0
  Other Classes                                                     111               2
Cost of shares redeemed
  Institutional Class                                            (1,680)              0
  Administrative Class                                                0               0
  Other Classes                                                  (2,635)            (11)
Net increase (decrease) resulting from Fund
 share transactions                                               1,207             747

Total Increase (Decrease) in Net Assets                           1,106             974
======================================================   ==============================

Net Assets:

Beginning of period                                               4,052           3,078
End of period *                                          $        5,158  $        4,052

*Including net undistributed (overdistributed)
 investment income of:                                   $           (8) $           66

60 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Statements of Cash Flows

For the year ended March 31, 2002

                                                                   Long-Term
Amounts in thousands                                               U.S. Gov't       Real            Real             Real Return
                                                                   Fund             Return Fund     Return Fund II   Asset Fund
                                                                   --------------   -------------   --------------   --------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                               $      490,151   $   3,207,060   $       16,000   $       21,061
Redemptions of Fund shares                                               (439,082)       (821,701)               0                0
Cash distributions paid                                                   (86,729)        (15,510)               0                0
Increase (decrease) from financing transactions                          (131,758)       (323,463)           2,262            3,444
Net increase (decrease) from financing activities                        (167,418)      2,046,386           18,262           24,505

Operating Activities

Purchases of long-term securities and foreign currency                 (3,821,565)     (8,732,998)         (17,083)         (46,606)
Proceeds from sales of long-term securities and foreign currency        3,929,518       6,491,624                0           22,828
Purchases of short-term securities (net)                                   (2,449)        143,401           (1,104)            (552)
Net investment income                                                      31,644          67,329               76               84
Change in other receivables/payables (net)                                 30,699          (8,148)            (150)            (208)
Net increase (decrease) from operating activities                         167,847      (2,038,792)         (18,261)         (24,454)

Net Increase in Cash and Foreign Currency                                     429           7,594                1               51
================================================================   ==============   =============   ==============   ==============

Cash and Foreign Currency

Beginning of period                                                            91           1,977                0                0
End of period                                                      $          520   $       9,571   $            1   $           51

Amounts in thousands                                                                Foreign         Global           Global
                                                                                    Bond Fund       Bond Fund        Bond Fund II
                                                                                    -------------   --------------   --------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                                                $     348,011   $       48,211   $       14,519
Redemptions of Fund shares                                                               (276,576)         (64,447)          (9,734)
Cash distributions paid                                                                    (4,159)          (3,471)            (469)
(Decrease) from financing transactions                                                    (56,358)          (1,314)         (12,146)
Net increase (decrease) from financing activities                                          10,918          (21,021)          (7,830)

Operating Activities

Purchases of long-term securities and foreign currency                                 (5,098,660)      (1,828,695)        (426,258)
Proceeds from sales of long-term securities and foreign currency                        4,726,579        1,797,912          442,428
Purchases of short-term securities (net)                                                   47,605           (8,081)         (13,666)
Net investment income                                                                      32,280           15,605            3,395
Change in other receivables/payables (net)                                                265,952           40,821             (802)
Net increase (decrease) from operating activities                                         (26,244)          17,562            5,097

Net (Decrease) in Cash and Foreign Currency                                               (15,326)          (3,459)          (2,733)
=================================================================================   =============   ==============   ==============

Cash and Foreign Currency

Beginning of period                                                                        37,332           18,582            5,419
End of period                                                                       $      22,006   $       15,123   $        2,686

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 61

Schedule of Investments
Total Return Fund
March 31, 2002
                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
------------------------------------------------------------------
  CORPORATE BONDS & NOTES 32.5%

Banking & Finance 19.1%
AB Spintab
     6.800% due 12/29/2049 (d)                $    250    $    253
Abbey National Capital Trust I
     8.963% due 12/29/2049 (d)                  20,800      23,529
Abbey National PLC
     6.700% due 06/29/2049 (d)                   5,000       4,939
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                         150         160
Ahold Finance USA, Inc.
     6.875% due 05/01/2029                      11,000      10,304
Air 2 US
     8.027% due 10/01/2019                       9,543       9,224
Allstate Corp.
     7.875% due 05/01/2005                         100         107
     6.750% due 05/15/2018                         280         271
     6.900% due 05/15/2038                      87,200      83,249
Allstate Life Funding LLC
     2.110% due 07/26/2004 (d)                   5,000       5,002
AMERCO
     7.135% due 10/15/2002                      15,000      15,219
American Express Co.
     5.625% due 01/22/2004                      22,700      23,154
     7.450% due 08/10/2005                       1,000       1,072
American General Finance
     7.450% due 07/01/2002                         200         202
     6.250% due 12/18/2002                       1,165       1,194
     6.375% due 03/01/2003                         350         361
     6.170% due 05/06/2003                       3,200       3,298
     8.125% due 03/15/2046                         270         295
Aon Capital Trust A
     8.205% due 01/01/2027                         725         700
Aristar, Inc.
     7.375% due 09/01/2004                      20,000      21,098
Associates Corp. of North America
     7.500% due 04/15/2002                         185         185
     6.500% due 07/15/2002                         750         759
     6.375% due 07/15/2002                         175         177
     6.000% due 12/01/2002                         500         510
     5.750% due 11/01/2003                       5,425       5,586
     5.800% due 04/20/2004                         450         463
     6.625% due 06/15/2005                         100         104
Atlas Reinsurance PLC
     4.563% due 04/04/2003 (d)                  22,700      22,643
     5.563% due 10/04/2004 (d)                   3,000       2,993
Avalon Properties, Inc.
     7.375% due 09/15/2002                       2,565       2,611
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                      30,050      31,628
Banesto Delaware, Inc.
     8.250% due 07/28/2002                      43,900      44,596
Bank of America Corp.
     8.125% due 06/15/2002                         350         354
     7.750% due 07/15/2002                         510         517
     7.750% due 08/01/2002                         896         898
     7.200% due 09/15/2002                       1,000       1,019
     7.500% due 10/15/2002                       1,200       1,229
     6.850% due 03/01/2003                          65          67
     9.200% due 05/15/2003                          90          96
     6.875% due 06/01/2003                         100         104
     6.500% due 08/15/2003                         150         156
     6.125% due 07/15/2004                         600         621
     2.151% due 08/26/2005 (d)                  41,100      41,089
     6.750% due 09/15/2005                         200         209
     7.800% due 02/15/2010                         300         325
     7.400% due 01/15/2011                      25,600      27,076
     8.570% due 11/15/2024                         125         145
Bank One Corp.
     2.265% due 09/26/2003 (d)                   9,800       9,811
     2.170% due 05/07/2004 (d)                   8,200       8,209
     2.100% due 05/10/2004 (d)                 121,400     121,434
     5.900% due 11/15/2011                      84,100      80,561
Banponce Financial Corp.
     7.125% due 05/02/2002                       4,700       4,719
Bayerische Landesbank NY
     6.200% due 02/09/2006                         250         254
Bear Stearns Cos., Inc.
     6.488% due 10/02/2002                       5,000       5,098
     2.340% due 12/16/2002 (d)                  48,900      48,987
     6.125% due 02/01/2003                          25          26
     2.397% due 03/28/2003 (d)                 102,040     102,070
     6.750% due 04/15/2003                         105         108
     2.228% due 05/06/2003 (d)                  25,000      24,985
     2.235% due 05/16/2003 (d)                  43,300      43,273
     2.150% due 07/22/2003 (d)                  25,500      25,390
     6.700% due 08/01/2003                         100         104
     2.200% due 12/01/2003 (d)                 107,100     107,208
     6.625% due 01/15/2004                         200         208
     6.150% due 03/02/2004                         200         206
     8.750% due 03/15/2004                          75          81
     2.510% due 05/24/2004 (d)                  29,300      29,279
     2.331% due 06/01/2004 (d)                  12,665      12,594
     2.310% due 09/16/2005 (d)                  16,000      15,813
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                         190         193
Beneficial Corp.
     8.000% due 06/18/2002                         400         405
     6.030% due 01/14/2003                         320         327
Bombardier Capital Trust I
     2.550% due 06/15/2002 (d)                  16,150      14,806
Bombardier Capital Trust II
     2.550% due 06/09/2032 (d)                   3,600       3,234
Bombardier Capital Trust III
     2.550% due 06/09/2032 (d)                   7,200       6,468
Bombardier Capital, Inc.
     7.300% due 12/15/2002                       9,000       9,244
Chase Manhanttan Corp.
     5.750% due 04/15/2004                         150         154
     6.000% due 11/01/2005                          50          51
     6.125% due 11/01/2008                         400         393
Chrysler Financial Co. LLC
     2.026% due 07/17/2002 (d)                  30,000      29,923
     2.041% due 08/08/2002 (d)                  80,500      80,213
     2.081% due 02/03/2003 (d)                  65,000      64,434
     2.071% due 02/10/2003 (d)                  17,700      17,540
     2.071% due 03/06/2003 (d)                  35,000      34,667
     2.061% due 03/10/2003 (d)                  65,000      64,367
     2.021% due 06/18/2003 (d)                  39,500      38,965
Chubb Capital Corp.
     6.875% due 02/01/2003                         100         103
Cincinnati Financial Corp.
     6.900% due 05/15/2028                     111,870     104,441
CIT Group, Inc.
     1.930% due 04/24/2002 (d)                  47,000      46,955
     2.150% due 09/13/2002 (d)                  35,422      35,344
     2.325% due 04/07/2003 (d)                  19,277      19,090
     5.625% due 10/15/2003                         250         251
Citicorp
     8.000% due 02/01/2003                         250         260
CitiFinancial Credit Co.
     6.875% due 05/01/2002                         335         336
     6.375% due 09/15/2002                         115         117
     7.750% due 03/01/2005                         550         595
     6.750% due 07/01/2007                         450         469
Citigroup, Inc.
     5.800% due 03/15/2004                         200         206
     6.750% due 12/01/2005                         100         105
     7.250% due 10/01/2010                         325         342
     6.500% due 01/18/2011                      34,500      34,726
     6.000% due 02/21/2012                     113,000     109,332
     6.000% due 11/25/2031                       3,618       2,834
CNA Financial Corp.
     6.250% due 11/15/2003                          65          64
Comerica Bank
     7.250% due 06/15/2007                         200         207
Conoco Funding Co.
     6.350% due 10/15/2011                      36,000      35,784

62  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
------------------------------------------------------------------
Countrywide Home Loans
     6.250% due 04/15/2009                    $    600    $    589
Credit Asset Receivable LLC
     6.274% due 10/31/2003                      21,722      21,417
Credit Industriel et Commercial (CIC)
     3.460% due 06/29/2049 (d)                   1,500       1,487
Credit Suisse First Boston USA, Inc.
     6.500% due 01/15/2012                      41,000      40,345
DBS Group Holdings Ltd.
     7.875% due 08/10/2009                       6,000       6,457
Donaldson, Lufkin & Jenrette, Inc.
     2.250% due 04/25/2003 (d)                   5,600       5,617
     6.170% due 07/15/2003                      20,000      20,600
     2.235% due 07/18/2003 (d)                   5,000       5,015
Dow Capital BV
     7.125% due 01/15/2003                         100         103
Duke Capital Corp.
     7.250% due 10/01/2004                      19,000      20,024
Export-Import Bank Korea
     6.500% due 11/15/2006                       6,445       6,586
     7.100% due 03/15/2007                      20,100      21,104
Exxon Capital Corp.
     6.125% due 09/08/2008                       2,000       2,015
Farmers Insurance
     8.625% due 05/01/2024                         275         256
Finova Group, Inc.(e)
     7.500% due 11/15/2009                      25,875       9,121
First Chicago Corp.
     4.250% due 07/28/2003 (d)                      50          50
First National Bank Chicago
     8.080% due 01/05/2018                         250         259
First Security Corp.
     5.875% due 11/01/2003                       9,325       9,615
First Union Corp.
     2.360% due 03/31/2005 (d)                   2,500       2,507
Ford Credit Canada
     2.150% due 12/16/2002 (d)                  95,600      94,730
Ford Motor Credit Co.
     8.000% due 06/15/2002                         150         151
     2.060% due 08/01/2002 (d)                  56,000      55,735
     6.550% due 09/10/2002                       4,000       4,048
     7.750% due 11/15/2002                       5,730       5,847
     6.000% due 01/14/2003                       1,100       1,111
     7.500% due 01/15/2003                         250         255
     2.020% due 02/03/2003 (d)                  40,000      39,467
     2.017% due 02/13/2003 (d)                 301,185     296,985
     2.180% due 03/17/2003 (d)                  54,800      53,911
     2.413% due 04/17/2003 (d)                  71,180      70,347
     6.125% due 04/28/2003                      32,357      32,722
     2.170% due 06/02/2003 (d)                  77,100      75,697
     2.300% due 06/20/2003 (d)                  34,100      33,466
     2.530% due 06/23/2003 (d)                 184,650     181,717
     6.625% due 06/30/2003                         825         837
     2.170% due 11/24/2003 (d)                  47,000      45,675
     5.750% due 02/23/2004                       2,516       2,505
     2.720% due 03/08/2004 (d)                  93,400      90,521
     2.060% due 04/26/2004 (d)                  63,000      60,525
     2.100% due 06/02/2004 (d)                   1,500       1,430
     7.500% due 06/15/2004                         100         103
     2.630% due 06/21/2004 (d)                 160,000     154,472
     6.700% due 07/16/2004                      92,905      94,169
     2.120% due 07/19/2004 (d)                 142,700     136,766
     8.250% due 02/23/2005                       2,500       2,597
     7.500% due 03/15/2005                      17,000      17,271
     1.997% due 04/28/2005 (d)                  58,000      54,499
     2.497% due 06/30/2005 (d)                  70,000      66,161
     2.155% due 07/18/2005 (d)                  27,400      25,864
     7.600% due 08/01/2005                       5,000       5,098
     6.375% due 12/15/2005                         100          98
     6.875% due 02/01/2006                         190         189
     7.200% due 06/15/2007                          25          25
     5.800% due 01/12/2009                         155         140
Gemstone Investors Ltd.
     7.710% due 10/31/2004                     103,600     103,484
General Electric Capital Corp.
     5.650% due 03/31/2003                         125         128
     6.800% due 11/01/2005                         100         106
     7.875% due 12/01/2006                          30          33
     8.500% due 07/24/2008                         100         112
     7.375% due 01/19/2010                         200         213
     6.875% due 11/15/2010                         100         103
     6.900% due 09/15/2015                         100         103
General Motors Acceptance Corp.
     6.250% due 08/15/2002                         100         101
     7.000% due 09/15/2002                         250         254
     6.625% due 10/01/2002                       5,000       5,064
     2.000% due 11/12/2002 (d)                  10,200      10,153
     2.121% due 12/09/2002 (d)                  64,050      63,700
     6.750% due 12/10/2002                         500         512
     6.200% due 12/15/2002                         500         511
     5.480% due 12/16/2002                         150         152
     6.000% due 01/15/2003                         990       1,011
     5.875% due 01/22/2003                     115,500     116,935
     2.050% due 02/14/2003 (d)                  12,600      12,497
     2.071% due 03/10/2003 (d)                   7,000       6,931
     5.950% due 03/14/2003                       9,193       9,314
     6.750% due 03/15/2003                      49,725      50,768
     7.125% due 05/01/2003                      36,000      36,885
     2.410% due 05/16/2003 (d)                 105,575     104,691
     2.638% due 07/20/2003 (d)                   5,864       5,864
     2.045% due 07/21/2003 (d)                  33,900      33,458
     2.210% due 08/04/2003 (d)                 214,595     211,869
     2.010% due 08/18/2003 (d)                 133,390     131,415
     5.550% due 09/15/2003                      32,000      32,251
     6.625% due 10/20/2003                       2,000       2,046
     2.200% due 11/07/2003 (d)                   1,000         984
     5.750% due 11/10/2003                       1,100       1,109
     2.490% due 01/20/2004 (d)                 404,206     399,650
     2.843% due 03/22/2004 (d)                 128,600     127,225
     2.125% due 04/05/2004 (d)                  60,600      59,214
     2.600% due 05/10/2004 (d)                 149,100     146,782
     2.610% due 05/17/2004 (d)                  36,300      35,736
     2.151% due 05/28/2004 (d)                  73,000      71,557
     6.850% due 06/17/2004                       1,200       1,228
     2.200% due 07/20/2004 (d)                  11,600      11,338
     2.120% due 07/21/2004 (d)                  32,300      31,511
     2.270% due 07/30/2004 (d)                  50,200      49,023
     2.598% due 09/20/2004 (d)                  19,669      19,643
     6.625% due 10/15/2005                         100         101
     6.650% due 11/17/2005                         500         503
     6.750% due 01/15/2006                         440         446
     6.150% due 04/05/2007                         150         147
     8.950% due 07/02/2009                      12,064      13,075
     7.430% due 12/01/2021                         260         262
     8.000% due 11/01/2031                     163,540     164,153
Golden State Holdings
     2.860% due 08/01/2003 (d)                     500         494
Goldman Sachs Group, Inc.
     6.625% due 12/01/2004                         275         288
     7.625% due 08/17/2005                      23,750      25,463
     2.600% due 02/09/2009 (d)                  10,000      10,059
     6.500% due 02/25/2009                         140         141
Halyard RE
     10.376% due 04/05/2002 (d)                  1,800       1,792
Hartford Life, Inc.
     6.900% due 06/15/2004                         600         628
Heller Financial, Inc.
     1.990% due 04/26/2002 (d)                  12,000      12,003
     2.078% due 05/07/2002 (d)                  25,700      25,709
     2.062% due 05/13/2002 (d)                  10,000      10,004
     7.000% due 05/15/2002                       3,300       3,318
     6.500% due 07/22/2002                         140         142
     2.175% due 07/24/2002 (d)                  16,200      16,218
     2.070% due 04/28/2003 (d)                  53,500      53,809
     2.040% due 04/28/2003 (d)                  26,000      26,147
Hertz Corp.
     7.000% due 07/15/2003                      13,300      13,356
Hitachi Credit America
     2.270% due 10/15/2003 (d)                  11,500      11,511

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 63

Total Return Fund
March 31, 2002
                                                    Principal
                                                       Amount       Value
                                                       (000s)      (000s)
-------------------------------------------------------------------------
Household Bank
     1.997% due 10/22/2003 (d)                      $  18,000   $  17,863
Household Capital Trust III
     1.558% due 06/26/2004 (d)                         23,925      22,675
Household Finance Corp.
     2.025% due 05/07/2002 (d)                         43,450      43,438
     7.080% due 06/03/2002                             15,000      15,120
     5.875% due 11/01/2002                                200         203
     6.125% due 02/27/2003                                500         508
     2.278% due 06/24/2003 (d)                         32,900      32,677
     2.251% due 05/28/2004 (d)                        217,200     213,600
Household Netherlands BV
     6.125% due 03/01/2003                             18,100      18,383
HSBC Capital Funding LP
     9.547% due 12/31/2049 (d)                         76,400      88,208
     10.176% due 12/31/2049 (d)                        56,160      65,335
Industrial Bank of Korea
     8.375% due 09/30/2002                              9,500       9,766
Inter-American Development Bank
     5.375% due 01/18/2006                            131,500     133,066
     8.875% due 06/01/2009                                200         234
     7.375% due 01/15/2010                              4,200       4,595
International Bank for Reconstruction & Development
     7.000% due 01/27/2005                              1,000       1,066
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                 30          31
     6.698% due 02/15/2012 (d)                            600         563
JET Equipment Trust
     10.000% due 06/15/2012                                80          66
     10.690% due 05/01/2015                               100          83
John Hancock
     7.375% due 02/15/2024                                360         352
Juno RE Ltd.
     6.180% due 06/26/2002 (d)                         27,750      27,910
KBC Bank Fund Trust III
     9.860% due 11/02/2049 (d)                          5,700       6,452
Key Bank USA NA
     7.550% due 09/15/2006                                350         370
Korea Development Bank
     7.625% due 10/01/2002                             14,420      14,752
     6.500% due 11/15/2002                                440         449
     6.625% due 11/21/2003                              2,090       2,168
     7.125% due 04/22/2004                                320         336
     6.750% due 12/01/2005                                 55          57
     7.250% due 05/15/2006                                 50          53
Landesbank Baden-Wuerttemberg AG
     6.350% due 04/01/2012                             60,000      59,862
LB Rheinland - PFALZ
     6.875% due 02/23/2028                              3,400       3,334
Lehman Brothers Holdings, Inc.
     6.375% due 05/07/2002                             62,890      63,149
     8.750% due 05/15/2002                                219         220
     4.290% due 06/03/2002 (d)                            600         600
     7.125% due 07/15/2002                                100         101
     2.220% due 08/12/2002 (d)                          6,500       6,502
     2.671% due 08/28/2002 (d)                          6,500       6,530
     2.200% due 09/03/2002 (d)                         14,000      14,004
     2.510% due 12/12/2002 (d)                         60,100      60,262
     2.263% due 04/04/2003 (d)                         16,450      16,480
     2.275% due 07/06/2004 (d)                        105,751     105,454
     7.625% due 06/01/2006                                350         373
     8.250% due 06/15/2007                                 70          77
LG&E Capital Corp.
     6.205% due 05/01/2004                              1,000       1,020
     6.460% due 01/15/2008                              3,000       2,910
Liberty Mutual Insurance
     8.200% due 05/04/2007                             17,510      18,062
Lion Connecticut Holdings
     6.375% due 08/15/2003                                200         206
     7.250% due 08/15/2023                                 50          50
Lloyds TSB Bank PLC
     2.301% due 08/25/2010 (d)                          3,000       3,012
MBNA America Bank
     2.050% due 04/25/2002 (d)                          1,000       1,000
MCN Investment Corp.
     7.120% due 01/16/2004                              7,500       7,701
Merrill Lynch & Co.
     7.375% due 08/17/2002                                300         305
     8.300% due 11/01/2002                                700         722
     6.000% due 02/12/2003                                500         512
     6.875% due 03/01/2003                                140         144
     2.168% due 06/24/2003 (d)                         32,000      32,022
     2.140% due 08/01/2003 (d)                         22,000      22,048
     2.160% due 08/04/2003 (d)                         29,000      29,064
     2.201% due 05/21/2004 (d)                         62,120      62,185
     6.550% due 08/01/2004                              2,400       2,509
     7.000% due 04/27/2008                                100         105
Metlife, Inc.
     6.125% due 12/01/2011                             25,000      24,489
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                              6,800       6,997
MIC Financing Trust I
     8.375% due 02/01/2027                             36,000      34,168
Monumental Global Funding II
     2.280% due 09/26/2003 (d)                         58,500      58,548
Morgan Stanley Dean Witter & Co.
     1.976% due 04/15/2002 (d)                            800         800
     2.187% due 03/11/2003 (d)                         11,500      11,513
     2.120% due 05/05/2003 (d)                         43,000      43,013
     2.150% due 08/07/2003 (d)                        143,400     143,673
     6.600% due 04/01/2012                             71,500      70,771
     7.250% due 04/01/2032                             49,000      48,854
Morgan Stanley Group, Inc.
     6.375% due 12/15/2003                                150         156
     5.625% due 01/20/2004                              1,200       1,231
Morgan Stanley Tracers
     7.201% due 09/15/2011 (d)                        575,330     584,219
Nacional Financiera
     3.765% due 05/08/2003 (d)                         17,680      17,702
National Rural Utilities Cooperative
 Finance Corp.
     2.101% due 05/31/2002 (d)                         37,000      37,000
     6.250% due 04/15/2003                             50,000      51,075
     2.070% due 07/17/2003 (d)                         10,000       9,905
     7.250% due 03/01/2012                             65,000      65,061
     8.000% due 03/01/2032                             66,750      68,627
National Westminster Bank PLC
     2.490% due 09/16/2002 (d)                         12,275      12,292
     9.375% due 11/15/2003                                200         217
Newcourt Credit Group, Inc.
     6.875% due 02/16/2005                              7,500       7,605
Noble Affiliates, Inc.
     8.950% due 12/15/2004                             11,500      11,774
Nordbanken AB
     8.950% due 11/29/2049                              4,000       4,464
Nordstom Credit, Inc.
     7.250% due 04/30/2002                              1,000       1,004
Old Kent Bank
     2.610% due 11/01/2005 (d)                          3,400       3,396
     7.750% due 08/15/2010                             19,500      20,529
Osprey Trust
     8.310% due 01/15/2003 (e)                         76,155      14,850
Pacific Life Insurance Co.
     7.900% due 12/30/2023                              8,000       8,371
Paine Webber Group, Inc.
     2.380% due 05/20/2002 (d)                          1,000       1,000
     2.386% due 07/15/2002 (d)                            200         200
Parker Retirement Savings Plan
     6.340% due 07/15/2008                                691         681
Pemex Finance Ltd.
     6.125% due 11/15/2003                             12,133      12,303
Pemex Master Trust
     8.000% due 11/15/2011                            106,500     108,098
Pemex Project Funding Master Trust
     3.375% due 01/07/2005 (d)                        151,000     151,497
PNC Funding Corp.
     6.875% due 03/01/2003                                100         103
     7.000% due 09/01/2004                             20,000      20,999
Popular, Inc.
     6.625% due 01/15/2004                             23,000      23,613

64  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount       Value
                                                       (000s)      (000s)
-------------------------------------------------------------------------
Premium Asset Trust
     2.226% due 11/27/2004 (d)                       $ 48,900    $ 49,000
     2.175% due 10/06/2005 (d)                            300         300
     2.295% due 09/08/2007 (d)                         25,200      25,200
Prime Property Funding II
     7.000% due 08/15/2004                                110         113
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                          2,000       2,004
Prudential Funding Corp.
     6.375% due 07/23/2006                                100         102
     6.625% due 04/01/2009                             17,000      16,368
Qwest Capital Funding, Inc.
     2.320% due 07/08/2002 (d)                         21,100      20,579
     7.000% due 08/03/2009                             27,500      22,428
     7.250% due 02/15/2011                              6,200       5,045
Reliance Group Holdings, Inc.
     9.750% due 11/15/2003 (e)                         10,000         100
     9.000% due 11/15/2049 (e)                         19,000         570
Residential Reinsurance
     6.901% due 06/01/2004 (d)                         88,200      88,171
Rothmans Holdings
     6.500% due 05/06/2003                             16,390      16,792
Royal Bank of Scotland Group PLC
     8.817% due 03/31/2049                             44,400      47,538
     9.118% due 03/31/2049                             78,200      88,719
Salomon Smith Barney Holdings, Inc.
     6.625% due 07/01/2002                                 55          56
     6.125% due 01/15/2003                                290         297
     2.120% due 02/11/2003 (d)                         27,200      27,246
     2.060% due 04/28/2003 (d)                         28,000      28,039
     2.120% due 01/22/2004 (d)                         10,000      10,000
     7.000% due 03/15/2004                                100         105
     2.210% due 05/04/2004 (d)                         10,020      10,057
Salomon, Inc.
     6.750% due 02/15/2003                                450         464
Sears Roebuck Acceptance Corp.
     6.950% due 05/15/2002                              4,100       4,120
     6.000% due 03/20/2003                            149,750     153,046
Socgen Real Estate LLC
     7.640% due 12/29/2049 (d)                         20,000      20,445
Spieker Properties, Inc.
     6.950% due 12/15/2002                              1,600       1,637
     6.800% due 05/01/2004                              1,100       1,137
Steers
     5.650% due 08/07/2002 (d)                         20,000      20,388
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                                250         255
Targeted Return Index Securities Trust
     6.858% due 01/15/2012 (d)                        100,000     101,425
Textron Financial Corp.
     2.251% due 05/28/2002 (d)                         51,900      51,843
     2.023% due 09/17/2002 (d)                          3,000       2,991
The Money Store, Inc.
     8.050% due 04/15/2002                                300         301
     7.300% due 12/01/2002                                100         103
Transamerica Finance Corp.
     7.250% due 08/15/2002                             86,195      87,601
     7.500% due 03/15/2004                                270         283
Trinom Ltd.
     5.990% due 12/18/2004 (d)                         48,700      49,015
U.S. Bancorp
     2.160% due 03/06/2003 (d)                            600         601
     6.500% due 06/15/2004                                600         623
Verizon Global Funding Corp.
     6.750% due 12/01/2005                                 35          36
Wachovia Corp.
     8.125% due 06/24/2002                                150         152
     6.375% due 04/15/2003                                200         206
     4.950% due 11/01/2006                            146,300     142,043
Wells Fargo & Co.
     8.750% due 05/01/2002                                100         101
     6.500% due 09/03/2002                                100         102
     6.625% due 07/15/2004                              6,500       6,812
     7.250% due 08/24/2005                                400         426
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                                500         505
     6.250% due 11/01/2002                                100         102
     7.000% due 01/15/2003                                380         392
     6.000% due 02/01/2004                                 50          52
WestDeutsche Landesbank
     6.750% due 06/15/2005                             36,400      38,393
     6.050% due 01/15/2009                            165,700     164,548
Western Capital
     8.796% due 01/07/2003 (d)                         15,600      15,600
                                                              -----------
                                                               10,197,167
                                                              ===========
Industrials 6.5%
AIC Corp.
     2.031% due 10/02/2002 (d)                         42,250      42,166
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                              2,500       2,560
Akzo Nobel, Inc.
     6.000% due 11/15/2003                             32,000      32,873
Albertson's, Inc.
     6.550% due 08/01/2004                                240         249
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                              6,000       5,972
     7.375% due 01/01/2004                             18,925      18,736
Amerada Hess Corp.
     7.125% due 03/15/2033                             40,000      38,686
AMERCO
     7.230% due 01/21/2027                              1,250       1,202
America West Airlines, Inc.
     6.870% due 01/02/2017                              1,791       1,550
American Airlines, Inc.
     9.850% due 06/15/2008                              1,772       1,680
     10.210% due 01/01/2010                            12,500      12,365
     10.610% due 03/04/2011                             1,895       1,919
     6.978% due 04/01/2011                             40,900      41,478
     7.858% due 10/01/2011                             83,700      86,348
     9.780% due 11/26/2011                                377         331
     10.190% due 05/26/2016                             3,661       3,635
Amoco Corp.
     6.250% due 10/15/2004                              1,000       1,045
Anheuser-Busch Cos., Inc.
     6.750% due 08/01/2003                                600         630
AOL Time Warner, Inc.
     7.625% due 04/15/2031                             19,000      18,967
Baxter International, Inc.
     9.500% due 06/15/2008                                200         230
Bayer Corp.
     6.500% due 10/01/2002                                250         254
Boeing Co.
     6.350% due 06/15/2003                                750         771
     6.625% due 02/15/2038                                335         308
Campbell Soup Co.
     4.750% due 10/01/2003                                700         710
Canadian National Railway Co.
     6.450% due 07/15/2006                                550         560
Cemex SA de CV
     9.250% due 06/17/2002                              5,100       5,177
     8.625% due 07/18/2003                             36,050      38,015
Clear Channel Communications, Inc.
     2.550% due 06/15/2002 (d)                         20,000      20,012
Coastal Corp.
     8.125% due 09/15/2002                                250         254
     2.460% due 07/21/2003 (d)                          7,700       7,714
     7.750% due 06/15/2010                             15,500      15,628
     7.420% due 02/15/2037                              9,000       8,069
Coca-Cola Enterprises, Inc.
     6.000% due 07/15/2003                                250         258
     5.750% due 11/01/2008                                100          98
Colgate-Palmolive Co.
     6.000% due 08/15/2003                                 45          47
Comcast Cable Communications
     8.375% due 05/01/2007                                145         156
ConAgra Foods, Inc.
     2.621% due 09/10/2003 (d)                         43,500      43,547

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 65

Total Return Fund
March 31, 2002
                                                 Principal
                                                    Amount       Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
Continental Airlines, Inc.
     6.410% due 04/15/2007                        $    321    $    317
     6.800% due 07/02/2007                              21          20
     6.954% due 08/02/2009                          12,236      10,687
     7.056% due 09/15/2009                          25,000      24,512
     7.730% due 03/15/2011                           2,209       1,890
     6.900% due 01/02/2018                           1,407       1,350
Cox Communications, Inc.
     2.600% due 11/07/2002 (d)                      16,000      16,056
Cox Enterprises, Inc.
     6.625% due 06/14/2002                           7,250       7,287
     2.760% due 05/01/2033 (d)                       1,100       1,108
CSX Corp.
     2.618% due 06/24/2002 (d)                      32,100      32,097
DaimlerChrysler North America Holding Corp.
     2.180% due 08/23/2002 (d)                      17,710      17,686
     2.120% due 09/16/2002 (d)                      23,350      23,261
     2.760% due 12/16/2002 (d)                     100,400     100,424
     7.750% due 05/27/2003                          45,000      46,612
     2.360% due 08/01/2003 (d)                      14,600      14,467
     2.131% due 08/21/2003 (d)                      38,000      37,500
     2.230% due 08/16/2004 (d)                      76,600      74,809
     7.300% due 01/15/2012                           2,100       2,114
     8.500% due 01/18/2031                           2,000       2,152
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                             101         102
    10.370% due 01/02/2007                           8,092       7,859
    10.430% due 01/02/2011                           3,755       3,665
    10.140% due 08/14/2012                           1,000         945
    10.000% due 06/05/2013                          10,828      10,283
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (k)                      13,889      11,521
     9.550% due 01/02/2008 (k)                       7,773       7,555
     7.379% due 05/18/2010                           9,204       9,328
     7.570% due 11/18/2010                          31,250      31,998
     7.111% due 03/18/2013                          25,000      25,134
     9.200% due 09/23/2014                           6,000       4,756
    10.000% due 12/05/2014                           5,000       4,733
    10.060% due 01/02/2016                           6,500       6,449
    10.500% due 04/30/2016                          26,350      20,300
Devon Energy Corp.
     7.950% due 04/15/2032                          20,000      20,779
Duty Free International, Inc.
     7.000% due 01/15/2004                             175          88
Eastman Chemical Co.
     6.375% due 01/15/2004                           5,750       5,864
Electric Lightwave, Inc.
     6.050% due 05/15/2004                          10,700      10,394
Eli Lilly & Co.
     6.250% due 03/15/2003                             100         103
Enron Corp.
     8.000% due 08/15/2005 (e)                       3,200         992
Federal Express Corp.
     6.845% due 01/15/2019                             788         789
FMC Corp.
     6.375% due 09/01/2003                           4,000       4,078
Ford Capital BV
     9.875% due 05/15/2002                          10,300      10,375
     9.500% due 06/01/2010                             200         219
Ford Motor Co.
     7.250% due 10/01/2008                             800         792
     7.450% due 07/16/2031                          76,000      68,922
Fortune Brands, Inc.
     8.500% due 10/01/2003                             500         535
Fred Meyer, Inc.
     7.375% due 03/01/2005                          38,100      40,243
General Motors Corp.
     6.250% due 05/01/2005                             300         300
Gillette Co.
     6.250% due 08/15/2003                             750         776
     5.750% due 10/15/2005                           1,500       1,524
Grupo Iusacell SA de CV
    10.000% due 07/15/2004                           4,882       4,931
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                           5,000       5,175
HCA, Inc.
     8.020% due 08/05/2002                           9,000       9,160
     3.510% due 09/19/2002 (d)                     190,500     190,605
     8.130% due 08/04/2003                           7,300       7,655
     6.910% due 06/15/2005                           9,500       9,678
     7.250% due 05/20/2008                           1,450       1,469
     6.630% due 07/15/2045                          10,000      10,086
     6.730% due 07/15/2045                          32,560      33,056
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                           1,500       1,484
Heinz (H.J.) Co.
     6.875% due 01/15/2003                             100         103
Hilton Hotels Corp.
     7.375% due 06/01/2002                           1,000       1,003
HNA Holdings, Inc.
     6.125% due 02/01/2004                             200         206
Honeywell International, Inc.
     6.125% due 11/01/2011                             650         634
IBM Corp.
     7.250% due 11/01/2002                             625         641
     8.375% due 11/01/2019                             640         739
ICI Wilmington, Inc.
     6.750% due 09/15/2002                          10,000      10,095
IMEXSA Export Trust
    10.125% due 05/31/2003                           3,182       1,494
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                          21,785      21,787
International Game Technology
     7.875% due 05/15/2004                          14,500      15,026
International Paper Co.
     8.000% due 07/08/2003                             300         314
Kerr-McGee Corp.
     2.797% due 06/28/2004 (d)                      85,100      84,997
     6.875% due 09/15/2011                          10,000      10,029
     7.875% due 09/15/2031                          25,000      26,390
Kinder Morgan Energy Partners LP
     7.125% due 03/15/2012                          31,300      31,505
     7.750% due 03/15/2032                          15,200      15,425
Kinder Morgan, Inc.
     6.450% due 03/01/2003                             240         245
Kraft Foods, Inc.
     4.625% due 11/01/2006                              25          24
     5.625% due 11/01/2011                             655         622
Kroger Co.
     7.150% due 03/01/2003                          13,000      13,396
     2.660% due 08/16/2012 (d)                      99,200      99,220
Limestone Electron Trust
     8.625% due 03/15/2003                          71,350      72,243
Lockheed Martin Corp.
     8.500% due 12/01/2029                          18,000      20,878
Mandalay Resort Group
     6.750% due 07/15/2003                           4,500       4,556
Martin Marietta Corp.
     6.500% due 04/15/2003                              50          51
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (k)                       1,797       1,878
Nabisco, Inc.
     6.700% due 06/15/2002                           9,000       9,065
     6.125% due 02/01/2033                          15,000      15,262
News American Holdings, Inc.
     7.750% due 01/20/2024                          18,000      17,168
Norfolk Southern Corp.
     6.950% due 05/01/2002                          12,000      12,042
     7.875% due 02/15/2004                              50          53
     7.250% due 02/15/2031                          11,000      11,059
Northwest Airlines, Inc.
     8.970% due 01/02/2015                           1,494       1,442
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                      17,710      17,998
     6.750% due 01/15/2012                          26,300      26,420
Park Place Entertainment Corp.
     7.950% due 08/01/2003                          18,500      18,769
Petroleos Mexicanos
     8.850% due 09/15/2007                           1,800       1,949
     9.375% due 12/02/2008                          49,650      54,863
     9.500% due 09/15/2027                          31,000      34,333

66  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                 Principal
                                                    Amount       Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
Philip Morris Cos., Inc.
     7.625% due 05/15/2002                        $ 21,300    $ 21,418
     7.125% due 08/15/2002                           1,601       1,624
     7.250% due 01/15/2003                          10,000      10,282
     8.250% due 10/15/2003                           1,000       1,061
     6.800% due 12/01/2003                          68,345      70,928
     7.000% due 07/15/2005                          15,125      15,754
     6.950% due 06/01/2006                           9,540       9,932
     7.200% due 02/01/2007                          39,000      40,545
Phillips Petroleum Co.
     8.750% due 05/25/2010                             605         692
Postal Square LP
     6.500% due 06/15/2022                           1,381       1,379
Procter & Gamble Co.
     5.250% due 09/15/2003                          35,900      36,726
Qwest Corp.
     8.875% due 03/15/2012                          83,100      81,992
Racers
     2.161% due 03/03/2003 (d)                     282,400     282,606
     2.783% due 04/01/2003 (d)                      20,000      20,000
     5.560% due 04/28/2003 (d)                      45,000      46,103
     2.650% due 09/15/2005 (d)                      15,000      15,000
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                          13,400      13,448
Safeway, Inc.
     7.000% due 09/15/2002                          16,125      16,424
     6.850% due 09/15/2004                             250         262
Sara Lee Corp.
     6.300% due 11/07/2005                             500         508
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                           4,780       4,716
Singapore Telecommunications Ltd.
     6.375% due 12/01/2011                          20,000      19,877
     7.375% due 12/01/2031                          22,000      22,249
SmithKline Beecham Corp.
     7.375% due 04/15/2005                             150         162
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                      12,000      12,066
     7.650% due 05/18/2005 (d)                      13,000      12,963
Sun Microsystems, Inc.
     7.000% due 08/15/2002                             200         202
Systems 2001 Asset Trust
     7.156% due 12/15/2011                          29,710      30,534
TCI Communications, Inc.
     2.650% due 04/03/2002 (d)                      19,300      19,300
     2.710% due 03/11/2003 (d)                       5,000       5,011
     6.375% due 05/01/2003                           3,280       3,336
     8.650% due 09/15/2004                             625         659
     8.000% due 08/01/2005                             450         467
Tele-Communications, Inc.
     8.250% due 01/15/2003 (d)                      43,125      44,228
Tenet Healthcare Corp.
     6.875% due 11/15/2031                           5,750       5,314
Texaco Capital, Inc.
     8.500% due 02/15/2003                             700         734
     6.000% due 06/15/2005                             400         416
Texas Eastern Transmission Corp.
     7.300% due 12/01/2010                             250         261
Textron, Inc.
     6.750% due 09/15/2002                             225         228
Time Warner, Inc.
     9.625% due 05/01/2002                          22,550      22,663
     7.975% due 08/15/2004                          15,032      15,962
    10.150% due 05/01/2012                             250         302
     6.875% due 06/15/2018                             140         132
     9.150% due 02/01/2023                             475         543
     7.570% due 02/01/2024                          10,130       9,969
     6.950% due 01/15/2028                           2,645       2,440
TRW, Inc.
     6.625% due 06/01/2004                           8,925       8,963
Tyco International Group SA
     6.875% due 09/05/2002                           3,175       3,172
     6.125% due 01/15/2009                             100          88
Union Pacific Corp.
     2.431% due 07/01/2002 (d)                      35,500      35,514
     6.930% due 06/01/2003                           1,000       1,034
Unisys Corp.
     9.210% due 01/21/2017                          15,900      12,579
United Air Lines, Inc.
     2.120% due 12/02/2002 (d)                      16,468      16,258
    11.080% due 05/27/2006                          12,152       9,790
     9.200% due 03/22/2008                           3,416       2,747
     6.201% due 09/01/2008                           3,000       2,654
     6.932% due 09/01/2011 (d)                      10,500       9,292
    10.360% due 11/13/2012                           7,000       6,148
    10.020% due 03/22/2014                          14,225      11,293
    10.850% due 07/05/2014                          34,111      28,026
    10.850% due 02/19/2015                           2,100       1,348
    10.125% due 03/22/2015                          14,300      12,727
     9.060% due 06/17/2015                           6,000       4,821
United Technologies Corp.
     7.125% due 11/15/2010                             450         475
US Airways, Inc.
     6.850% due 01/30/2018                             138         115
UST, Inc.
     7.250% due 06/01/2009                          15,000      14,685
Viacom, Inc.
     8.375% due 06/15/2002                           2,800       2,832
     6.625% due 05/15/2011                           4,500       4,513
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                             170         171
     6.375% due 03/01/2003                              50          51
     6.500% due 06/01/2003                             200         207
Walt Disney Co.
     5.125% due 12/15/2003                             500         506
     6.375% due 03/01/2012                          20,000      19,406
     7.000% due 03/01/2032                           6,000       5,783
Waste Management, Inc.
     6.625% due 07/15/2002                          13,153      13,238
     6.500% due 12/15/2002                           4,800       4,869
     6.375% due 12/01/2003                             200         202
     6.500% due 05/15/2004                          94,000      95,914
     6.875% due 05/15/2009                          15,000      14,587
     7.375% due 08/01/2010                          12,000      11,945
     7.650% due 03/15/2011                           5,000       5,028
     7.000% due 07/15/2028                          10,000       9,066
Weyerhaeuser Co.
     6.750% due 03/15/2012                           7,500       7,382
     7.375% due 03/15/2032                          51,840      50,680
Witco Corp.
     6.600% due 04/01/2003                             100          98
                                                            ----------
                                                             3,456,798
                                                            ==========
Utilities 6.9%
Alabama Power Co.
     5.350% due 11/15/2003                           1,600       1,628
Allegheny Energy Supply
     2.660% due 05/01/2002 (d)                       5,800       5,800
ALLETE, Inc.
     2.620% due 10/20/2003 (d)                      79,700      79,869
Ashland, Inc.
     2.520% due 03/07/2003 (d)                         300         298
AT&T Canada, Inc.
     0.000% due 11/01/2007 (l)                      11,000       1,870
AT&T Corp.
     5.625% due 03/15/2004                             100         100
     7.300% due 11/15/2011                          68,200      65,781
     6.500% due 03/15/2029                           1,000         837
     8.000% due 11/15/2031                         221,490     215,740
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                             200         200
Baltimore Gas & Electric
     6.125% due 07/01/2003                             150         155
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                           1,125       1,202
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                             500         492
BellSouth Corp.
     6.000% due 10/15/2011                              50          49
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                          10,000      10,056
     6.250% due 05/15/2003                             100         103

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 67

Total Return Fund
March 31, 2002
                                                    Principal
                                                       Amount       Value
                                                       (000s)      (000s)
-------------------------------------------------------------------------
British Telecom PLC
     3.295% due 12/15/2003 (d)                       $208,860    $210,988
     7.875% due 12/15/2005                              6,800       7,230
     8.375% due 12/15/2010                             83,600      90,982
     8.375% due 12/15/2030                                435         499
CE Electric Funding
     6.853% due 12/30/2004                                250         254
Central Maine Power Co.
     7.430% due 08/25/2003                             13,000      13,467
Cingular Wireless
     7.125% due 12/15/2031                             10,000       9,507
Cleveland Electric Illuminating Co.
     9.500% due 05/15/2005                             33,500      33,581
CMS Energy Corp.
     8.125% due 05/15/2002                              1,740       1,751
     8.375% due 07/01/2003                             15,000      15,231
     6.750% due 01/15/2004                              1,000         991
     7.000% due 01/15/2005                             41,325      40,969
Columbia Energy Group
     6.610% due 11/28/2002                              5,000       5,014
Columbus Southern Power Co.
     6.850% due 10/03/2005                             10,000      10,209
Commonwealth Edison Co.
     7.375% due 09/15/2002                                600         612
     2.547% due 09/30/2002 (d)                         15,600      15,602
     6.625% due 07/15/2003                              1,000       1,035
     2.672% due 09/30/2003 (d)                         22,800      22,847
Conectiv, Inc.
     2.850% due 06/13/2002 (d)                         25,000      25,004
Consolidated Edison, Inc.
     2.060% due 06/15/2002 (d)                         11,000      11,002
     6.375% due 04/01/2003                              1,000       1,028
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                             43,750      45,835
Detroit Edison Co.
     7.210% due 08/01/2002                              1,000       1,015
Deutsche Telekom AG
     7.750% due 06/15/2005                             97,100     101,132
     8.000% due 06/15/2010                             13,000      13,568
     8.250% due 06/15/2030                            158,600     164,182
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                         20,000      20,017
     7.600% due 07/15/2003                             35,000      36,467
DTE Energy Co.
     7.110% due 11/15/2038 (d)                         94,750      95,646
Dynegy Holdings, Inc.
     8.750% due 02/15/2012                             90,250      94,606
El Paso Corp.
     7.750% due 01/15/2032                             33,750      32,735
El Paso Electric Co.
     9.400% due 05/01/2011                              7,455       8,286
El Paso Energy Corp.
     7.800% due 08/01/2031                                500         488
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                              1,300       1,342
Entergy Gulf States, Inc.
     3.211% due 09/01/2004 (d)                         22,300      22,321
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                599         600
     8.500% due 06/01/2003                              3,000       3,126
Entergy Mississippi, Inc.
     2.510% due 05/03/2004 (d)                         31,000      31,052
First Energy Corp.
     7.375% due 11/15/2031                             13,800      12,646
Florida Power & Light
     6.875% due 12/01/2005                              4,000       4,185
France Telecom
     3.750% due 03/14/2003 (d)                        184,005     184,549
     3.396% due 07/16/2003 (d)                        138,700     138,783
     7.700% due 03/01/2006 (d)                          1,000       1,016
     8.250% due 03/01/2011 (d)                         39,700      40,496
     8.500% due 03/01/2031                            106,400     114,086
GTE California, Inc.
     5.500% due 01/15/2009                                100          94
GTE Corp.
     6.940% due 04/15/2028                              5,410       5,152
GTE South, Inc.
     7.250% due 08/01/2002                                150         152
Hawaiian Electric Industries, Inc.
     2.876% due 04/15/2003 d)                           2,400       2,405
Houston Lighting & Power Co.
     8.750% due 03/01/2022                             10,000      10,371
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                                500         489
Indiana Michigan Power Co.
     2.525% due 09/03/2002 (d)                          7,800       7,801
Indianapolis Power & Light Co.
     7.375% due 08/01/2007                                225         229
Korea Electric Power Corp.
     7.000% due 10/01/2002                                380         387
     6.375% due 12/01/2003                                220         228
MCI Communications Corp.
     6.125% due 04/15/2012                             39,360      39,192
Mirant Corp.
     7.900% due 07/15/2009                                175         140
Nevada Power Co.
     6.200% due 04/15/2004                             20,000      19,853
New England Telephone & Telegraph Co.
     6.250% due 03/15/2003                                 50          51
New York Telephone Co.
     6.250% due 02/15/2004                                150         155
     6.000% due 04/15/2008                                 45          45
Niagara Mohawk Power Co.
     5.875% due 09/01/2002                                500         505
     7.250% due 10/01/2002                             24,783      25,260
     7.375% due 07/01/2003                             39,162      40,843
     7.375% due 08/01/2003                              1,645       1,712
NorAm Energy Corp.
     6.375% due 11/01/2003                             22,250      22,597
Nortel Networks Corp.
     6.875% due 10/01/2002                                200         195
NRG Energy, Inc.
     8.000% due 11/01/2003                              6,000       6,054
NRG Northeast Generating LLC
     8.065% due 12/15/2004                                281         287
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                                950         900
Ohio Power Co.
     7.000% due 07/01/2004                             24,000      24,762
Oneok, Inc.
     2.450% due 04/24/2002 (d)                          8,000       8,000
Pacific Bell
     7.000% due 07/15/2004                                 50          53
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(e)                      33,700      34,374
     5.875% due 10/01/2005 (e)                            100          98
     7.250% due 08/01/2026 (e)                         10,000       9,750
Pacific Northwest Bell Telephone
     4.375% due 09/01/2002                                 50          49
PP&L, Inc.
     6.550% due 03/01/2006                                500         512
Progress Energy, Inc.
     7.100% due 03/01/2011                                575         587
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                                120         120
PSEG Power LLC
     8.625% due 04/15/2031                              9,050       9,810
Public Service Co. of Colorado
     6.000% due 04/15/2003                                750         766
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                              1,000       1,010
     6.250% due 01/01/2007                              1,500       1,515
Ras Laffan Liquid Natural Gas
     8.294% due 03/15/2014                                145         148
Scana Corp.
     2.476% due 07/15/2002 (d)                         42,300      42,330
Sierra Pacific Resources
     2.420% due 04/20/2002 (d)                          4,500       4,494
     2.370% due 04/20/2003 (d)                         20,500      19,960

68  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
South Point Energy
     8.400% due 05/30/2012                                 $ 24,000  $    20,640
Southern California Edison Co.
     4.060% due 05/01/2002 (d)                               24,000       23,160
Sprint Capital Corp.
     2.271% due 06/10/2002 (d)                               14,400       14,399
     7.625% due 06/10/2002                                  132,091      130,616
     2.343% due 06/24/2002 (d)                               97,500       97,503
     8.125% due 07/15/2002                                   10,378       10,293
     5.700% due 11/15/2003                                    9,000        8,638
     6.000% due 01/15/2007                                  137,900      126,614
     7.625% due 01/30/2011                                   13,700       13,017
     8.375% due 03/15/2012                                  160,700      158,510
     6.875% due 11/15/2028                                   31,700       25,447
     8.750% due 03/15/2032                                  203,950      197,796
Telekomunikacja Polska SA
     7.125% due 12/10/2003                                   12,200       12,565
     7.750% due 12/10/2008                                    7,895        7,816
Texas Utilities Corp.
     6.500% due 08/16/2002                                    2,600        2,629
     6.750% due 03/01/2003                                      150          154
     2.600% due 06/15/2003 (d)                               14,000       14,018
     8.250% due 04/01/2004                                      500          529
Toledo Edison Co.
     8.180% due 07/30/2002                                    1,400        1,422
     8.700% due 09/01/2002                                   24,500       24,899
     7.850% due 03/31/2003                                    7,000        7,251
     7.875% due 08/01/2004                                      500          521
TXU Eastern Funding Co.
     6.150% due 05/15/2002                                   64,800       65,030
     6.450% due 05/15/2005                                   15,270       15,402
Union Electric Co.
     8.000% due 12/15/2022                                    1,000          987
Verizon New York, Inc.
     6.875% due 04/01/2012                                   32,900       32,813
     7.375% due 04/01/2032                                   25,500       25,374
Vodafone Group PLC
     7.750% due 02/15/2010                                      500          535
Williams Cos., Inc.
     6.200% due 08/01/2002                                    5,000        4,991
     7.125% due 09/01/2011                                    5,000        4,754
     7.625% due 07/15/2019                                   24,770       22,828
     7.875% due 09/01/2021                                   39,540       37,437
     7.750% due 06/15/2031                                      500          464
     8.750% due 03/15/2032                                  105,100      107,950
Wilmington Trust Co. - Tucson Electric
     10.500% due 01/02/2007                                   6,636        6,469
     10.500% due 07/01/2008                                     183          191
     10.732% due 01/01/2013                                     991        1,016
WorldCom, Inc.
     7.375% due 01/15/2011                                   21,150       20,101
                                                                     -----------
                                                                       3,658,376
                                                                     -----------
Total Corporate Bonds & Notes                                         17,312,341
                                                                     ===========
(Cost $17,480,918)


MUNICIPAL BONDS & NOTES 1.0%

Alabama 0.1%
Alabama State General Obligation Bonds
4.500% due 09/01/2017                                         6,080        5,601
4.500% due 09/01/2018                                         6,365        5,806
4.500% due 09/01/2019                                         6,670        6,037
4.750% due 09/01/2021                                         7,340        6,836

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
8.390% due 02/01/2029 (d)                                     4,500        4,188

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
8.682% due 02/01/2036 (d)                                       625          589

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001
8.460% due 02/01/2039 (d)                                     5,500        5,018

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds, (MBIA Insured),
Series 2000 8.210% due 11/15/2029 (d)                         1,000          853
                                                                     -----------
                                                                          34,928
                                                                     ===========
Arizona 0.0%
Phoenix Arizona Civic Import Corp. Water System
Revenue Bonds, Series 2002
0.000% due 07/01/2022 (d)                                     4,400        4,377
                                                                     -----------
California 0.0%
California State Department of Water Resources
Center Valley Project Revenue Bonds, Series 2000
8.340% due 12/01/2029 (d)                                     2,500        2,207

Fairfield California Redevelopment Agency Tax
Allocation Bonds, Series 1997
7.700% due 06/01/2002                                             5            5

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                         9,000        2,338
0.000% due 01/01/2030                                         3,590          759

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
8.340% due 07/01/2023 (d)                                     3,500        3,281

Modesto California Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1998
5.000% due 09/01/2029                                           300          285

Orange County School Board, Certificate of Participation,
(MBIA Insured), Series 2000
8.140% due 08/01/2024 (d)                                     3,500        3,262

San Diego Public Facilities Financing Authority Revenue
Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                         1,000          950

San Francisco, California City & County Common
International Airport Revenue Bonds, (MBIA Insured),
Series 2000 7.310% due 05/01/2028 (d)                         3,350        2,444
                                                                     -----------
                                                                          15,531
                                                                     ===========
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds,
Series 2000 8.140% due 11/15/2025 (d)                         2,500        2,209
                                                                     -----------
Connecticut 0.1%
Connecticut State General Obligation Bonds, Series 2001
4.750% due 11/15/2021                                         2,500        2,370
5.000% due 11/15/2019 (d)                                     2,638        2,574
5.125% due 11/15/2020 (d)                                    17,043       16,928
                                                                     -----------
                                                                          21,872
                                                                     ===========
Florida 0.0%
Broward County Florida Airport System Revenue Bonds,
(AMBAC Insured), Series 2000
7.590% due 10/01/2023 (d)                                     1,328        1,075

Florida State Board of Education General Obligation
Bonds, (FGIC Insured), Series 2000
7.140% due 06/01/2023 (d)                                     3,500        2,759

Florida State Governmental Utility Authority Revenue
Bonds, (AMBAC Insured), Series 2000
8.140% due 10/01/2029 (d)                                     6,453        5,784

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
7.210% due 07/01/2027 (d)                                     6,323        4,811

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000
8.210% due 10/01/2028 (d)                                     2,675        2,448

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 69

Total Return Fund
March 31, 2002

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------
Modesto Public Financing Authority Lease Revenue
Bonds, (AMBAC Insured), Series 2000
8.340% due 09/01/2029 (d)                             $ 2,500        $     2,243
                                                                     -----------
                                                                          19,120
                                                                     ===========

Georgia 0.0%
Georgia Local Government Certificate of Participation,
(MBIA Insured), Series 2000
7.640% due 06/01/2028 (d)                               9,950              8,278

Georgia State Road & Highway Authority Revenue
Bonds, (ST GTD Insured), Series 2001
5.000% due 03/01/2021                                   4,000              3,930

Georgia State Road & Tollway Authority Revenue
Bonds, (ST GTD Insured), Series 2002
5.000% due 03/01/2018 (d)                               9,900              9,801
                                                                     -----------
                                                                          22,009
                                                                     ===========

Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
7.640% due 07/01/2028 (d)                               7,200              5,931
                                                                     -----------

Illinois 0.1%
Chicago, Illinois General Obligation Bonds, (FGIC Insured),
Series 2000 9.210% due 01/01/2040 (d)                   4,750              4,770

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
8.390% due 01/01/2028 (d)                               3,100              2,671

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000
8.210% due 11/15/2028 (d)                               3,220              2,824

Illinois Educatonal Facilities Authority Revenue Bonds,
Series 2002 5.250% due 07/01/2041 (d)                   5,100              4,732

Illinois State General Obligation Bonds, Series 2002
5.250% due 04/01/2022                                  17,385             17,071
                                                                     -----------
                                                                          32,068
                                                                     ===========
Indiana 0.0%
Eagle-Union Middle School Building Bonds, (AMBAC
State Aid Withholding Insured), Series 2001
5.000% due 01/05/2020                                   2,000              1,941

Indiana Board Bank Revenue Bonds, Series 2001
5.375% due 08/01/2016                                   1,000              1,031
                                                                     -----------
                                                                           2,972
                                                                     ===========

Massachusetts 0.2%
Boston Massachusetts Water & Sewer Common
Revenue Bonds, (FGIC Insured), Series 2000
8.340% due 11/01/2028 (d)                               3,500              3,126

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
8.140% due 09/01/2021 (d)                               2,590              2,489

Massachusetts Bay Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2000
7.640% due 03/01/2021 (d)                               5,150              4,466

Massachusetts State General Obligation Bonds,
(FSA Insured), Series 2002
5.000% due 03/01/2022 (d)                              30,205             31,496

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
8.340% due 01/01/2037 (d)                               3,000              2,511

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 01/01/2037 (d)                               7,810              6,503

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
7.640% due 08/01/2037 (d)                                 500                431

Southbridge Associations Limited Liability Corporation
Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                  31,105             32,204
                                                                          83,226
                                                                     -----------

Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 02/01/2023 (d)                               5,472              5,204
                                                                     -----------

Mississippi 0.0%
Mississippi Development Bank Special Obligation
Bonds, (AMBAC Insured), Series 2000
8.190% due 07/01/2024 (d)                               2,500              2,324
                                                                     -----------

Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA Insured), Series 2002
6.200% due 02/01/2017 (d)                               4,300              5,400
                                                                     -----------

Nevada 0.1%
Clark County, Nevada General Obligation Bonds,
(MBIA Insured), Series 2000
5.000% due 06/15/2019 (d)                              14,700             14,014

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 8.210% due 05/15/2028 (d)                  10,000              8,806
                                                                     -----------
                                                                          22,820
                                                                     ===========

New Jersey 0.1%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
9.840% due 10/01/2030 (d)                                 250                274

Mercer County New Jersey Important Authority
Revenue Bonds, Series 2000
9.940% due 01/01/2018 (d)                               2,990              3,413

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (AMBAC, FHA Insured), Series 2001
5.000% due 08/01/2041                                   3,000              2,838

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
7.660% due 07/01/2028 (d)                               2,000              1,632

New Jersey State Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2002
5.500% due 12/15/2016 (d)                              26,873             31,215
5.000% due 12/15/2021                                   6,935              6,721
                                                                     -----------
                                                                          46,093
                                                                     ===========

New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
8.590% due 12/01/2022 (d)                               4,000              3,849

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.840% due 12/01/2026 (d)                               5,500              5,357

Long Island, New York Electric Power Authority
Revenue Bonds, (FSA Insured), Series 2000
8.590% due 12/01/2022 (d)                               4,500              4,331

New York City General Obligation Bonds, Series 2002
2.150% due 08/01/2002                                   1,937              1,934

New York City Municipal Water Finance Authority
Revenue Bonds, (MBIA-IBC Insured), Series 2000
7.660% due 06/15/2025 (d)                               6,565              5,540

70  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                                   Principal
                                                                                      Amount              Value
                                                                                      (000s)             (000s)
---------------------------------------------------------------------------------------------------------------
New York City, New York General Obligation,
Series 1997-D 2.151% due 08/01/2002 (d)                                         $      2,883        $     2,883

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA Insured), Series 2000
8.340% due 06/15/2029 (d)                                                              3,000              2,696

New York City, New York Transitional Financial
Authority Revenue Bonds, Series 2000
9.340% due 11/01/2024 (d)                                                              1,250              1,301

New York City, New York Transitional Financing
Authority Revenue Bonds, (FGIC-TCRS Insured),
Series 2000 7.660% due 11/15/2023 (d)                                                  2,500              2,124

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
7.840% due 01/15/2029 (d)                                                              3,650              2,939

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 02/15/2023 (d)                                                              2,550              2,364

New York State Dormitory Authority Revenue Bonds,
Series 1993 5.250% due 05/15/2019                                                      4,000              4,088
                                                                                                    -----------
                                                                                                         39,406
                                                                                                    ===========
North Carolina 0.0%
North Carolina State General Obligation, Series 2002
0.000% due 04/01/2017 (d)                                                              2,500              2,478
                                                                                                    -----------

North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                                                         55                 59
                                                                                                    -----------

Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
8.210% due 12/01/2027 (d)                                                              3,250              2,943

Ohio State General Obligation Bonds, Series 2002
5.125% due 09/15/2022 (d)                                                              4,700              4,586
                                                                                                    -----------
                                                                                                          7,529
                                                                                                    ===========

Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                                                  1,000              1,107

Allegheny County Pennsylvania Port Authority SPL Revenue
Bonds, (FGIC Insured), Series 2001
5.000% due 03/01/2025                                                                  1,000                952

Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002
5.000% due 07/15/2041 (d)                                                             10,925              9,581

Philadelphia Pennsylvania Authority For Industrial Development
Lease Revenue Bonds, (FSA Insured), Series 2002
5.250% due 10/01/2030 (d)                                                              2,375              2,309

Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, Series 2001
5.250% due 07/01/2028                                                                  1,000                956

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2000 7.640% due 04/01/2027 (d)                                                  3,150              2,500

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2001 7.740% due 04/01/2027 (d)                                                    500                397

Philadelphia, Pennsylvania Waste Water System
Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/01/2031                                                                  3,000              2,791

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                                                    500                470
                                                                                                    -----------
                                                                                                         21,063
                                                                                                    ===========

Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation Bonds,
Series 2001 5.125% due 07/01/2031                                                        500                476
                                                                                                    -----------

South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds 0.000% due 01/01/2020 (d)                                                        2,450              2,406
                                                                                                    -----------

Texas 0.1%
Dallas Texas Independent School District, (PSF-GTD Insured),
Series 2002 0.000% due 02/15/2019 (d)                                                 21,885             22,667

Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
6.000% due 11/01/2028                                                                  4,000              4,105

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
8.460% due 12/01/2029 (d)                                                              3,000              2,702

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032                                                                  2,750              2,650

Houston Texas General Obligation Bonds, (FSA Insured),
Series 2002 5.375% due 03/01/2018 (d)                                                  3,900              4,022

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
8.090% due 07/01/2025 (d)                                                              2,750              2,375

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
7.640% due 02/15/2026 (d)                                                             15,088             12,098

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
8.710% due 12/01/2030 (d)                                                                500                467

North Texas Towey Authority Dallas North Towey
System Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                                                  4,000              3,544

Texas A & M University Revenue Bonds, Series 2001
5.375% due 05/15/2012                                                                  3,305              3,473

Texas State Affordable Housing Multifamily Corp. Revenue
Bonds, Series 2002
0.000% due 09/01/2022 (d)                                                              6,650              6,659
                                                                                                    -----------
                                                                                                         64,762
                                                                                                    ===========

Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                                                    500                456
                                                                                                    -----------

Washington State 0.1%
Energy Northwest Washington Electric Revenue Bonds,
Series 2002 5.350% due 07/01/2018 (d)                                                 35,350             39,867
6.000% due 07/01/2018 (d)                                                              4,750              4,983

Washington State General Obligation Bonds,
Series 2002 5.000% due 07/01/2017 (d)                                                 11,803             11,283
                                                                                                    -----------
                                                                                                         56,133
                                                                                                    ===========

Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
7.640% due 10/01/2028                                                                  6,500              5,198
                                                                                                    -----------
Total Municipal Bonds & Notes                                                                           526,050
                                                                                                    ===========
(Cost $15,008)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 71

Schedule of Investments (Con't.)
Total Return Fund
March 31, 2002

                                                  Principal
                                                     Amount       Value
                                                     (000s)      (000s)
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.9%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                              715         814
Fannie Mae
     6.375% due 10/15/2002                               80          82
     5.250% due 01/15/2003                            1,000       1,020
     4.700% due 05/23/2003                              815         818
     3.500% due 09/15/2004                            1,400       1,378
     3.800% due 11/05/2004                              750         741
     7.125% due 02/15/2005                              150         161
     5.250% due 06/15/2006                              750         754
     5.500% due 07/18/2006                              500         505
     4.375% due 10/15/2006                              150         145
     5.000% due 01/15/2007                            1,000         989
     7.125% due 03/15/2007                              250         270
     6.560% due 12/10/2007                              190         194
     5.750% due 02/15/2008                            4,600       4,656
     6.000% due 05/15/2008                              100         102
     5.870% due 01/28/2009                              200         199
     7.250% due 01/15/2010                              900         976
     7.125% due 06/15/2010                           21,210      22,821
     6.625% due 11/15/2010                              100         104
     6.250% due 02/01/2011                            1,900       1,897
     5.500% due 03/15/2011                            6,700       6,464
     6.000% due 05/15/2011                            2,800       2,793
     6.875% due 09/10/2012                            1,000       1,029
     6.930% due 09/17/2012                            1,000       1,033
     6.875% due 09/24/2012                            2,000       2,059
     7.125% due 01/15/2030                              650         696
     7.250% due 05/15/2030                              125         136
     6.625% due 11/15/2030                              610         615
Federal Farm Credit Bank
     5.700% due 09/03/2008                              100         100
     6.060% due 05/28/2013                              100          99
Federal Home Loan Bank
     6.250% due 11/15/2002                              250         256
     5.125% due 01/13/2003                              150         153
     5.500% due 01/21/2003                            1,500       1,533
     9.500% due 02/25/2004                              350         386
     3.625% due 10/15/2004                              250         247
     3.875% due 12/15/2004                              200         198
     5.000% due 02/28/2005                            2,000       2,019
     7.250% due 05/13/2005                              100         108
     5.625% due 08/09/2006                            3,000       3,017
     7.250% due 02/15/2007                              100         108
     5.560% due 02/28/2007                            2,500       2,514
     5.915% due 08/25/2008                              500         506
     6.026% due 01/22/2009                              275         275
     5.920% due 03/03/2009                              500         504
     6.500% due 08/14/2009                            1,200       1,249
     0.000% due 09/10/2018                           15,000       4,535
     0.000% due 12/21/2018                            4,250       1,294
Freddie Mac
     5.500% due 05/15/2002                            2,635       2,646
     6.250% due 10/15/2002                            2,000       2,042
     5.250% due 02/15/2004                               50          51
     5.000% due 09/13/2005                            2,000       2,001
     5.250% due 01/15/2006                              100         101
     6.000% due 02/21/2006                            1,000       1,023
     5.375% due 08/16/2006                              300         301
     9.000% due 09/15/2008                               93          98
     5.125% due 10/15/2008                            3,500       3,397
     5.750% due 03/15/2009                              100         100
     6.450% due 04/29/2009                              100         100
     7.625% due 09/09/2009                              250         256
     5.625% due 03/15/2011                              110         107
     6.000% due 06/15/2011                              750         747
     5.500% due 09/15/2011                           97,750      93,950
     5.750% due 01/15/2012                            1,700       1,658
Small Business Administration
     7.700% due 07/01/2016                              612         656
     6.950% due 11/01/2016                            3,850       4,017
     6.700% due 12/01/2016                           14,645      15,124
     7.150% due 03/01/2017                            6,853       7,198
     7.190% due 12/01/2019                              454         476
     7.630% due 06/01/2020                           22,471      24,012
     6.900% due 12/01/2020                        $   9,680  $    9,986
     6.340% due 03/01/2021                           32,063      32,078
     5.340% due 11/01/2021                           16,000      15,033
Small Business Investment Cos.
     7.449% due 08/01/2010                          120,164     127,805
     6.030% due 02/01/2012                           35,000      34,122
Tennessee Valley Authority
     6.375% due 06/15/2005                              300         314
     5.625% due 01/18/2011                            1,000         968
     0.000% due 04/15/2042                            6,055       2,939
                                                             ----------
Total U.S. Government Agencies                                  455,858
                                                             ==========
(Cost $451,637)

U.S. TREASURY OBLIGATIONS 4.6%

Treasury Inflation Protected Securities (i)
     3.625% due 07/15/2002 (b)                      105,043     106,832
     3.375% due 01/15/2007 (b)                      313,526     320,042
     3.625% due 01/15/2008                          205,066     210,513
     3.875% due 01/15/2009                          171,580     178,229
     3.625% due 04/15/2028                          126,932     129,292
     3.875% due 04/15/2029                           75,212      79,936
U.S. Treasury Bonds
     10.750% due 08/15/2005                              50          60
     9.375% due 02/15/2006                               50          58
     12.000% due 08/15/2013                         295,200     400,642
     7.250% due 05/15/2016                               75          84
     8.125% due 08/15/2019                          200,775     245,895
     8.125% due 08/15/2021                              900       1,113
     6.250% due 08/15/2023                          117,210     120,067
     6.000% due 02/15/2026                          210,377     209,399
     6.625% due 02/15/2027                           10,645      11,447
     5.250% due 11/15/2028                          409,150     368,411
     5.375% due 02/15/2031                           23,000      21,600
U.S. Treasury Notes
     7.500% due 05/15/2002                               50          50
     6.625% due 05/31/2002                            1,000       1,008
     6.375% due 08/15/2002                              320         325
     6.250% due 08/31/2002                              750         763
     5.750% due 10/31/2002                            2,000       2,041
     4.250% due 05/31/2003                               50          51
     5.500% due 05/31/2003                               25          26
     5.250% due 08/15/2003                              120         123
     5.750% due 08/15/2003                               50          52
     7.250% due 05/15/2004                              210         225
     6.000% due 08/15/2004                              860         900
     7.875% due 11/15/2004                               50          55
     7.500% due 02/15/2005                              160         174
     6.500% due 08/15/2005                              200         213
     5.875% due 11/15/2005                               50          52
     5.625% due 02/15/2006                               60          62
     7.000% due 07/15/2006                            2,600       2,820
     6.500% due 10/15/2006                            2,275       2,425
     3.500% due 11/15/2006                            3,585       3,392
     6.625% due 05/15/2007                               50          54
     6.125% due 08/15/2007                               75          79
     5.500% due 02/15/2008                              205         209
     5.625% due 05/15/2008                               55          56
     4.750% due 11/15/2008                               75          73
     5.500% due 05/15/2009                              100         101
     6.000% due 08/15/2009                              450         468
     6.500% due 02/15/2010                            1,050       1,125
     5.750% due 08/15/2010                              150         153
     5.000% due 02/15/2011                               50          48
     5.000% due 08/15/2011                               50          48
U.S. Treasury Strips
     0.000% due 05/15/2008                              750         542
     0.000% due 02/15/2012                              375         211
     0.000% due 05/15/2014                         $  9,225  $    4,446
     0.000% due 08/15/2017                            7,850       3,029
     0.000% due 05/15/2018                            1,000         367
     0.000% due 11/15/2021                              200          59
                                                             ----------
Total U.S. Treasury Obligations                               2,429,445
                                                             ==========
(Cost $2,509,967)

72  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 66.3%

Collateralized Mortgage Obligations 22.2%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                               $   3,765     $   3,773
     6.750% due 11/25/2028                                     600           585
     6.500% due 06/25/2029                                   7,093         6,937
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                                   3,047         3,053
     12.500% due 04/01/2015                                    194           196
     7.248% due 11/25/2038                                  60,736        62,606
Amresco Commercial Mortgage Funding I
     7.180% due 06/17/2029                                      55            58
Aurora Loan Services
     2.600% due 05/25/2030 (d)                              20,627        20,727
Bank of America Funding Corp.
     6.750% due 11/20/2032                                  17,000        17,157
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                   9,287         9,193
     6.250% due 08/25/2028                                  25,000        24,047
     6.500% due 05/25/2029                                  35,028        34,146
     7.250% due 10/25/2029                                  11,420        11,271
     7.500% due 01/25/2031                                   4,763         4,761
     7.500% due 02/25/2031                                   1,544         1,576
     7.000% due 03/25/2032                                  53,400        53,332
Bear Stearns Adjustable Rate Mortgage  Trust
     6.212% due 11/25/2030 (d)                              88,369        89,740
     7.465% due 12/25/2030 (d)                              32,519        32,978
     7.490% due 12/25/2030 (d)                              40,828        41,277
     7.001% due 02/25/2031 (d)                              15,962        16,064
     6.912% due 02/25/2031 (d)                              11,590        11,642
     6.952% due 06/25/2031 (d)                              34,804        34,846
     6.688% due 09/25/2031 (d)                              35,346        35,541
     6.552% due 10/25/2031 (d)                              12,607        12,604
     6.709% due 11/25/2031 (d)                              21,793        21,844
     6.823% due 11/25/2031 (d)                              24,387        24,675
     6.147% due 12/25/2031 (d)                             147,235       146,650
     6.295% due 12/25/2031 (d)                             233,602       232,597
     6.195% due 12/25/2031 (d)                             206,146       205,265
     6.184% due 12/25/2031 (d)                                 891           895
     6.759% due 01/25/2032 (d)                              37,416        37,508
     6.299% due 01/25/2032 (d)                             465,088       464,968
     6.401% due 02/25/2032 (d)                             102,427       102,081
Bear Stearns Commercial Mortgage Securities, Inc.
     5.910% due 05/14/2008                                     118           120
     5.060% due 12/15/2010                                  32,658        31,446
     7.000% due 05/20/2030                                  45,308        46,650
Bear Stearns Mortgage Securities, Inc.
     2.600% due 10/25/2023 (d)                               1,981         2,100
     10.000% due 08/25/2024                                    507           515
     7.000% due 03/25/2027                                   6,976         7,108
     7.750% due 06/25/2027                                     268           277
     8.125% due 09/25/2027                                   1,529         1,563
     7.000% due 02/25/2028                                  10,000        10,271
     6.390% due 06/25/2030 (d)                               4,131         4,081
Capco America Securitization Corp.
     5.860% due 12/15/2007                                      41            41
CDC Depositor Trust I
     2.330% due 01/15/2003 (d)                               3,783         3,783
Cendant Mortgage Corp.
     6.506% due 11/18/2028 (d)                               6,560         5,914
     6.501% due 11/18/2028 (d)                              13,077        12,643
     2.550% due 08/25/2030 (d)                                 894           897
Chase Commercial Mortgage Securities Corp.
     7.631% due 07/15/2032                                     275           294
Chase Mortgage Finance Corp.
     7.000% due 08/25/2024                                   1,847         1,871
     6.750% due 03/25/2025                                  12,665        11,816
     7.365% due 04/25/2025 (d)                                 113           113
     6.500% due 06/25/2028                                     375           380
     6.750% due 10/25/2028                                  39,000        39,044
     6.350% due 07/25/2029                                  41,868        42,829
     7.750% due 08/25/2030                                  10,734        11,186
Chemical Mortgage Securities, Inc.
     7.250% due 01/25/2026                                   8,874         9,147
Citicorp Mortgage Securities, Inc.
     6.605% due 10/25/2022 (d)                               6,350         6,407
     6.250% due 04/25/2024                                  11,796        11,014
     7.250% due 10/25/2027                                  20,462        20,918
     6.750% due 09/25/2028                                   9,205         9,222
     7.000% due 09/25/2030                                   7,769         7,462
     7.500% due 10/25/2030                                  12,453        12,927
     7.000% due 02/25/2031                                  36,610        37,244
CMC Securities Corp. III
     6.750% due 05/25/2028                                   5,000         4,999
CMC Securities Corp. IV
     7.250% due 11/25/2027                                   9,916        10,222
Collateralized Mortgage Obligation Trust
     8.000% due 09/20/2021                                   4,139         4,152
Collateralized Mortgage Securities Corp.
     11.450% due 11/01/2015 (d)                                 91            92
     8.750% due 04/20/2019                                     246           254
     8.800% due 04/20/2019                                     173           179
COMM
     6.145% due 02/15/2008                                  12,885        13,203
     2.370% due 12/16/2011 (d)                               9,000         9,009
Commercial Mortgage Acceptance Corp.
     7.030% due 05/15/2009                                      75            79
Commercial Mortgage Asset Trust
     7.546% due 01/17/2010                                     500           535
     6.975% due 04/17/2013                                     145           149
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                                   8,050         8,188
     7.000% due 10/25/2031                                  14,969        14,350
Countrywide Funding Corp.
     6.625% due 02/25/2024                                  33,827        33,620
     6.875% due 03/25/2024                                   9,080         9,058
     6.750% due 03/25/2024                                  13,562        12,854
Countrywide Home Loans
     6.500% due 07/25/2013                                   5,676         5,688
     6.250% due 08/25/2014                                   3,513         3,477
     6.750% due 11/25/2025                                  25,567        24,931
     7.500% due 04/25/2027                                   1,471         1,523
     7.500% due 06/25/2027                                   7,428         7,665
     7.500% due 09/25/2027                                  10,675        10,960
     7.250% due 12/25/2027                                   6,224         6,257
     7.250% due 02/25/2028                                  57,846        58,986
     6.750% due 06/25/2028                                  15,103        14,727
     6.750% due 10/25/2028                                  15,567        14,978
     6.750% due 11/25/2028                                   5,000         5,001
     6.500% due 01/25/2029                                  24,978        24,444
     6.500% due 03/25/2029                                  21,744        21,319
     6.050% due 04/25/2029                                   1,524         1,540
     7.250% due 08/25/2029                                   7,200         6,775
     7.750% due 10/25/2030                                  38,773        39,888
     7.500% due 01/25/2031                                   1,105         1,121
     7.750% due 01/25/2031                                   5,510         5,597
     6.068% due 07/19/2031 (d)                              13,016        12,878
     6.500% due 10/25/2031                                  12,329        10,821
     6.050% due 10/25/2031                                  10,000        10,047
Credit-Based Asset Servicing and Securitization
     2.310% due 09/25/2029 (d)                                 703           706
     2.220% due 02/25/2030 (d)                              32,735        32,738
     2.107% due 01/25/2032 (d)                              50,308        50,308
Crusade Global Trust
     2.230% due 02/15/2030 (d)                              58,190        58,351
CS First Boston Mortgage Securities Corp.
     6.750% due 01/15/2008                                  24,424        24,972
     7.290% due 09/15/2009                                     335           355
     6.750% due 12/27/2028                                  13,868        12,397
     6.960% due 06/20/2029                                     277           282
     7.500% due 03/25/2031                                  23,890        24,593
     2.450% due 06/25/2031 (d)                              26,296        26,362
     2.500% due 06/25/2031 (d)                              41,304        41,449
     2.450% due 11/25/2031 (d)                                 876           874
     6.169% due 12/25/2031                                  82,728        83,095

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 73

Total Return Fund
March 31, 2002

                                                         Principal
                                                            Amount       Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
   6.520% due 01/17/2035                                 $      50    $      52
Dime Savings
   6.707% due 11/01/2018 (d)                                   342          341
DLJ Commercial Mortgage Corp.
   2.120% due 05/05/2003 (d)                                26,916       26,882
   2.270% due 07/05/2008 (d)                                   330          330
   2.620% due 07/05/2008 (d)                                 9,667        9,715
   7.300% due 06/10/2032                                       515          546
DLJ Mortgage Acceptance Corp.
   7.580% due 02/12/2006 (d)                                 4,000        4,249
   6.445% due 08/01/2021 (d)(k)                              2,737        2,776
   8.000% due 03/25/2022                                        88           88
   6.950% due 12/25/2022 (d)                                   760          763
   6.836% due 03/25/2023 (d)                                   132          135
   7.684% due 03/25/2024 (d)                                   133          134
   7.557% due 05/25/2024 (d)                                    58           59
   7.907% due 10/25/2024 (d)                                   252          274
   2.400% due 06/25/2026 (d)                                   949          952
   6.850% due 12/17/2027                                     6,351        6,514
Drexel Burnham Lambert CMO Trust
   9.500% due 11/20/2017                                       358          360
DVI Business Credit Receivable Corp. III
   2.580% due 10/15/2003 (d)                                 3,850        3,863
E-Trade Bank Mortgage Backed Securities Trust
   7.174% due 09/25/2031 (d)                                57,254       57,860
Fannie Mae
   7.500% due 05/25/2005                                     6,700        6,943
   7.500% due 02/25/2006                                       334          338
   7.000% due 05/25/2006                                       167          172
   7.500% due 05/25/2007                                       431          441
   6.000% due 07/25/2007                                       209          211
   6.250% due 07/25/2007                                         4            4
   6.740% due 08/25/2007                                       145          151
   6.270% due 09/25/2007                                     3,000        3,046
   7.000% due 10/25/2007                                       183          190
   6.250% due 01/25/2008                                    50,000       50,785
   6.500% due 05/25/2008                                       418          432
  10.500% due 08/25/2008                                     5,240        5,764
   6.000% due 08/25/2008                                         2            2
  13.545% due 09/25/2008 (d)                                 1,606        1,528
   4.000% due 02/25/2009                                        19           18
   6.000% due 02/25/2009                                     1,400        1,436
   6.500% due 02/25/2009                                        47           48
   6.500% due 03/25/2009                                        95           98
   6.875% due 06/25/2009                                        30           30
   6.500% due 08/25/2010                                       470          476
   6.500% due 04/25/2013                                        75           77
   8.000% due 12/25/2016                                       116          124
  11.000% due 11/25/2017                                       783          887
   9.250% due 04/25/2018                                       107          117
   9.300% due 05/25/2018                                       428          470
   9.500% due 06/25/2018                                       350          386
   2.456% due 06/25/2018 (d)                                     2            2
   9.500% due 11/25/2018                                     1,847        1,887
   6.000% due 02/25/2019                                       405          405
   6.500% due 03/25/2019                                       223          225
   9.500% due 06/25/2019                                       890          985
   9.300% due 08/25/2019                                        44           49
   9.000% due 12/25/2019                                     3,719        4,067
   7.500% due 12/25/2019                                     5,996        6,253
   7.000% due 03/25/2020                                       789          817
   7.000% due 04/25/2020                                         8            9
   7.500% due 05/25/2020                                     1,845        1,945
   5.000% due 09/25/2020                                       200          203
   9.000% due 09/25/2020                                     1,824        1,995
   8.000% due 12/25/2020                                    22,063       22,943
   9.000% due 01/25/2021                                     3,041        3,296
   8.750% due 01/25/2021                                     1,920        2,006
   5.750% due 02/18/2021                                       100          102
   9.000% due 03/25/2021                                       299          330
   7.000% due 05/25/2021                                       300          309
   6.250% due 06/25/2021                                       250          251
   6.500% due 06/25/2021                                     4,482        4,524
   8.000% due 07/25/2021                                     8,788        9,366
   8.500% due 09/25/2021                                     3,135        3,387
   7.000% due 10/25/2021                                     6,335        6,543
   8.000% due 10/25/2021                                     6,556        6,675
   7.000% due 11/25/2021                                     7,628        7,755
   5.000% due 12/25/2021                                       500          492
   4.000% due 01/25/2022                                       102          102
   8.000% due 01/25/2022                                     8,506        8,635
   7.750% due 01/25/2022                                    13,454       14,139
   5.000% due 04/25/2022                                        48           48
   7.000% due 04/25/2022                                    17,241       17,914
   7.375% due 05/25/2022                                    10,303       10,777
   7.500% due 05/25/2022                                     2,000        2,095
   7.000% due 06/25/2022                                       805          832
   8.000% due 06/25/2022                                     4,352        4,669
   8.000% due 07/25/2022                                    18,470       19,457
   7.500% due 07/25/2022                                     1,076        1,120
   8.000% due 07/25/2022                                    29,848       31,896
   7.000% due 07/25/2022                                     3,726        3,850
   6.500% due 10/25/2022                                     4,461        4,510
   7.800% due 10/25/2022                                     1,950        2,048
   6.500% due 03/25/2023                                     2,000        2,046
   7.000% due 03/25/2023                                    32,266       33,448
   6.900% due 05/25/2023                                       176          176
   7.000% due 06/25/2023                                     3,518        3,388
   6.000% due 08/25/2023                                    13,896       12,768
   6.500% due 09/18/2023                                        18           18
   1.000% due 09/25/2023                                        97           92
   6.750% due 09/25/2023                                     4,393        4,209
   6.750% due 10/25/2023                                       661          644
   6.500% due 10/25/2023                                     9,440        9,114
   7.500% due 10/25/2023                                         4            4
   6.500% due 12/25/2023                                       171          160
   6.500% due 01/25/2024                                    34,883       34,090
   5.000% due 01/25/2024                                       351          349
   6.500% due 01/25/2024                                     2,928        2,918
   6.500% due 02/25/2024                                     5,150        5,020
   7.000% due 03/25/2024                                    10,267       10,253
   7.500% due 06/20/2024                                         9           10
   6.000% due 06/25/2024                                       340          341
   7.000% due 06/25/2024                                       140          141
   6.500% due 08/17/2024                                    17,000       16,887
   6.000% due 12/25/2024                                     1,100        1,118
   6.600% due 05/18/2025                                       219          226
   7.500% due 11/17/2025                                       289          300
   7.500% due 12/25/2025                                       316          324
   7.000% due 02/15/2026                                        78           81
   6.950% due 03/25/2026                                        49           50
   7.000% due 07/18/2026                                       270          273
   6.500% due 09/18/2026                                       118          121
   7.000% due 12/18/2026                                    18,110       18,153
   6.000% due 12/25/2026                                       170          168
   8.500% due 02/17/2027                                     1,538        1,654
   6.000% due 03/25/2027                                       320          316
   5.000% due 04/18/2027                                     1,000          994
   6.000% due 05/17/2027                                     5,470        5,211
   7.000% due 06/18/2027                                       684          697
   7.000% due 07/18/2027                                       460          463
   6.500% due 07/18/2027                                       190          177
   7.500% due 08/20/2027                                     2,817        2,954
   7.000% due 12/20/2027                                    13,736       13,791
   2.300% due 04/18/2028 (d)                                 1,832        1,823
   6.500% due 06/25/2028                                     4,700        4,621
   6.000% due 07/18/2028                                     9,461        8,062
   6.500% due 07/18/2028                                    67,412       65,970
   9.210% due 09/25/2028                                    10,590       11,499
   6.500% due 10/25/2028                                    40,000       39,492
   6.250% due 02/25/2029                                     3,500        3,191
   7.500% due 04/25/2029                                       996        1,034
   6.000% due 04/25/2029                                    11,824       10,139
   7.500% due 06/19/2030                                       239          251
   2.400% due 08/25/2030 (d)                                33,306       33,525
   2.350% due 10/18/2030 (d)                                24,121       24,244
   7.500% due 07/25/2031                                       970        1,006
   6.750% due 08/21/2031                                   139,793      138,311

74  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
   6.750% due 09/21/2031                                 $ 147,274   $  148,312
   6.500% due 09/25/2031                                    12,130       11,129
   4.210% due 09/25/2031                                    13,702       13,735
   6.500% due 10/03/2031                                    10,166        9,436
   6.500% due 10/25/2031                                    55,332       50,425
   6.500% due 11/25/2031                                    20,528       17,994
   6.000% due 11/25/2031                                    36,446       30,268
   6.000% due 12/25/2031                                    32,990       26,115
   6.390% due 05/25/2036                                    33,747       29,837
   6.500% due 06/17/2038                                     5,000        4,697
   6.300% due 10/17/2038                                    17,000       15,308
Federal Housing Administration
   7.430% due 09/01/2023                                     1,161        1,167
FFCA Secured Lending Corp.
   7.850% due 10/18/2017                                    29,600       29,794
First Commonwealth Savings & Loan Association
  10.375% due 04/01/2005                                        13           14
First Horizon Asset Securities, Inc.
   6.750% due 02/25/2031                                   137,995      136,345
   7.000% due 02/25/2031                                    20,818       20,997
First Interstate Bancorp
   8.875% due 01/01/2009                                        99          105
   9.125% due 01/01/2009 (d)                                     6            7
First Nationwide Trust
   6.500% due 03/25/2029                                     4,400        4,366
   7.750% due 07/25/2030                                     6,651        6,860
   8.000% due 10/25/2030                                       269          286
   8.500% due 08/25/2031                                       373          398
   2.500% due 09/25/2031 (d)                                 5,471        5,490
First Union Residential Securitization, Inc.
   7.000% due 04/25/2025                                       342          349
   6.750% due 08/25/2028                                     9,048        8,610
First Union-Lehman Brothers Commercial Mortgage
   7.150% due 02/18/2004                                         6            6
Freddie Mac
   6.750% due 10/15/2003                                     5,926        5,987
   7.000% due 10/15/2003                                     1,858        1,907
   7.000% due 12/15/2003                                        50           52
  10.150% due 04/15/2006                                         3            3
   6.500% due 07/15/2006                                       495          502
   6.500% due 08/15/2006                                        41           41
   7.500% due 02/15/2007                                       456          474
   7.500% due 04/01/2007                                         8            8
   7.750% due 04/01/2007                                        10           10
   7.000% due 07/01/2007                                         1            1
   6.500% due 07/15/2007                                     1,505        1,517
   8.000% due 10/01/2007                                        29           29
   6.500% due 05/15/2008                                       527          536
  12.425% due 06/15/2008 (d)                                    30           27
   6.000% due 11/15/2008                                       225          231
   6.200% due 12/15/2008                                     4,923        4,989
   8.500% due 03/01/2009                                       120          128
   6.000% due 03/15/2009                                       954          973
  11.250% due 10/01/2009                                         1            1
   7.000% due 06/01/2010                                         9            9
   7.550% due 03/15/2012                                       180          186
  11.875% due 06/15/2013                                        67           68
   8.500% due 08/15/2013                                       734          739
   8.500% due 09/15/2013                                       644          644
   6.000% due 11/15/2014                                       400          383
   6.000% due 06/15/2015                                     1,500        1,487
  10.100% due 09/01/2016                                       228          252
   7.500% due 11/15/2016                                    26,191       26,956
   6.350% due 03/25/2018                                        38           38
   5.500% due 05/15/2018                                       225          229
   6.400% due 02/15/2019                                     1,498        1,502
   6.500% due 04/15/2019                                       608          615
  10.000% due 11/15/2019                                        56           59
   2.387% due 06/15/2020 (d)                                    23           23
   5.750% due 08/15/2020                                       147          149
   9.000% due 09/15/2020                                        35           37
   5.000% due 10/15/2020                                       817          830
   9.500% due 11/15/2020                                     2,181        2,185
   8.900% due 11/15/2020                                     6,905        7,093
   8.750% due 12/15/2020                                       775          800
   9.000% due 12/15/2020                                     1,288        1,360
   6.250% due 12/15/2020                                       145          149
   6.000% due 12/15/2020                                       144          145
   9.000% due 12/15/2020                                       474          508
   6.250% due 01/15/2021                                        74           75
   9.500% due 01/15/2021                                     1,178        1,247
   7.000% due 02/15/2021                                        51           51
   8.000% due 04/15/2021                                        53           55
   6.500% due 05/15/2021                                        38           39
   8.500% due 06/15/2021                                    15,344       16,253
   9.000% due 07/15/2021                                     1,348        1,451
   9.500% due 07/15/2021                                       280          282
   6.000% due 07/15/2021                                       135          136
   6.950% due 07/15/2021                                       290          298
   9.500% due 08/15/2021                                     1,029        1,101
   6.950% due 08/15/2021                                        90           92
   8.000% due 08/15/2021                                     4,746        4,778
   6.200% due 08/15/2021                                       358          363
   6.500% due 09/15/2021                                     3,080        3,094
   4.500% due 09/15/2021                                       173          167
   6.500% due 09/15/2021                                       568          581
   7.000% due 09/15/2021                                        75           78
   8.000% due 12/15/2021                                    14,875       15,615
   6.850% due 01/15/2022                                       436          449
   7.000% due 03/15/2022                                       540          560
   8.250% due 06/15/2022                                     3,073        3,248
   7.000% due 07/15/2022                                     8,433        8,684
   6.650% due 07/15/2022                                       800          830
   8.500% due 10/15/2022                                     4,665        4,919
   6.000% due 11/15/2022                                       220          222
   7.000% due 12/15/2022                                    21,000       21,873
   7.500% due 01/15/2023                                    19,845       21,033
   6.500% due 02/15/2023                                     1,250        1,297
   7.500% due 05/01/2023                                       595          622
   7.500% due 07/15/2023                                       395          419
   7.000% due 07/15/2023                                       300          304
   6.500% due 07/15/2023                                       970          993
   6.500% due 08/15/2023                                     6,348        6,354
   5.840% due 10/25/2023 (d)                                 7,479        7,891
   7.410% due 10/25/2023                                     1,496        1,587
   6.500% due 11/15/2023                                     6,127        5,918
   6.500% due 01/15/2024                                        35           35
   6.250% due 01/15/2024                                       100          102
   5.000% due 02/15/2024                                       116          108
   6.500% due 02/15/2024                                        10           10
   7.499% due 03/15/2024                                     7,096        7,267
   6.500% due 03/15/2024                                       353          328
   8.000% due 04/25/2024                                       515          552
   6.250% due 05/15/2024                                    12,770       12,370
   6.000% due 07/17/2024                                       258          251
   8.500% due 08/01/2024                                       893          963
   7.250% due 08/15/2024                                        41           41
   8.000% due 09/15/2024                                    16,250       17,303
   8.500% due 11/01/2024                                       383          413
   5.650% due 11/15/2024                                       140          142
   5.500% due 11/15/2024                                    11,200       11,427
   6.000% due 02/15/2025                                     1,746        1,784
   6.500% due 05/15/2025                                       410          422
   7.000% due 09/17/2025                                        25           25
   7.000% due 03/01/2026                                        63           64
   6.500% due 03/15/2026                                       110          111
   6.000% due 08/15/2026                                     2,400        2,364
   1.977% due 09/15/2026 (d)                                22,414       22,308
   6.435% due 10/01/2026 (d)                                 1,732        1,774
   6.250% due 11/15/2026                                       700          696
   6.000% due 11/15/2026                                       550          544
   7.000% due 01/01/2027                                        71           73
   7.500% due 01/15/2027                                    28,185       28,485
   8.000% due 02/15/2027                                    38,994       41,915
   7.000% due 03/01/2027                                        89           91
   7.500% due 03/17/2027                                    20,000       20,930
   6.890% due 05/01/2027 (d)                                   217          221

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 75

Total Return Fund
March 31, 2002
                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
   6.000% due 06/15/2027                               $     160       $     163
   6.500% due 06/15/2027                                  11,202          10,379
   7.500% due 06/20/2027                                  21,891          22,934
   6.500% due 08/15/2027                                  17,239          15,367
   6.500% due 09/15/2027                                  73,000          72,114
   6.500% due 10/15/2027                                  32,300          32,063
   6.000% due 11/15/2027                                     665             655
   6.500% due 01/25/2028                                   8,691           8,331
   6.250% due 03/15/2028                                  10,000           9,634
   6.500% due 04/15/2028                                 163,424         157,557
   6.500% due 05/15/2028                                  64,577          61,621
   6.500% due 06/15/2028                                  67,580          61,415
   6.500% due 06/20/2028                                  25,780          23,386
   7.000% due 07/01/2028                                     661             676
   6.500% due 07/15/2028                                 105,632          97,137
   6.500% due 08/15/2028                                 361,774         335,802
   7.000% due 11/15/2028                                   9,000           9,128
   6.000% due 12/01/2028                                     583             571
   6.000% due 12/15/2028                                  24,142          21,447
   6.250% due 12/15/2028                                   1,837           1,564
   6.500% due 12/15/2028                                   7,777           6,747
   6.500% due 01/01/2029                                   1,621           1,624
   6.500% due 01/15/2029                                  10,411          10,141
   6.000% due 01/15/2029                                   3,626           3,001
   6.000% due 02/15/2029                                   4,236           3,404
   6.500% due 03/01/2029                                     481             482
   6.500% due 03/15/2029                                  27,127          25,549
   6.500% due 05/01/2029                                     699             700
   6.500% due 06/01/2029                                     268             269
   6.500% due 07/01/2029                                   1,329           1,330
   7.500% due 02/01/2030                                     509             528
   7.500% due 07/15/2030                                   1,000           1,045
   7.500% due 08/15/2030                                   2,927           2,928
   2.400% due 09/15/2030 (d)                               5,136           5,155
   7.000% due 09/15/2030                                  20,098          19,697
   7.000% due 10/15/2030                                  16,536          16,212
   7.500% due 10/15/2030                                  30,406          31,417
   2.350% due 11/15/2030 (d)                                 770             775
   5.659% due 08/15/2032 (d)                              23,963          23,207
Fund America Investors Corp. II
   6.307% due 06/25/2023 (d)                               1,601           1,620
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                      44              44
   6.500% due 09/25/2023                                   1,175           1,077
   6.500% due 12/25/2023                                   8,631           7,874
   6.500% due 01/25/2024                                   3,895           3,494
   6.000% due 02/25/2024                                   8,328           7,557
   6.500% due 03/25/2024                                  62,378          62,182
   6.500% due 04/25/2024                                  73,373          66,810
   7.250% due 05/25/2026                                   3,160           3,199
   7.500% due 06/25/2027                                   8,046           8,275
   7.500% due 07/25/2027                                   4,748           4,807
   7.000% due 10/25/2027                                  25,942          26,136
   7.000% due 11/25/2027                                  67,843          69,810
   6.750% due 05/25/2028                                  23,934          23,613
   6.650% due 05/25/2028                                   4,012           4,061
   6.550% due 06/25/2028                                  23,450          23,784
   6.600% due 06/25/2028                                   2,532           2,559
   6.750% due 06/25/2028                                  20,517          20,575
   6.750% due 10/25/2028                                  12,023          12,036
   6.250% due 12/25/2028                                  53,912          52,291
   6.500% due 12/25/2028                                  19,500          19,215
   6.750% due 05/25/2029                                  20,000          19,219
   6.500% due 05/25/2029                                   9,858           9,764
   6.500% due 07/25/2029                                  95,240          93,054
   6.000% due 07/25/2029                                  14,603          14,675
   6.250% due 07/25/2029                                 132,674         135,324
   7.000% due 09/25/2029                                  12,602          12,695
GMAC Commercial Mortgage Asset Corp.
   2.201% due 07/20/2002 (d)                              12,474          12,474
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                     188             193
   6.806% due 04/15/2008                                   1,000           1,017
   6.974% due 05/15/2008                                  25,438          26,577
   8.950% due 08/20/2017                                     359             387
   6.700% due 05/15/2030                                  12,032          12,266
   6.570% due 09/15/2033                                  42,420          43,706
GMAC Mortgage Corp. Loan Trust
   7.000% due 08/25/2029                                  27,860          27,667
   7.500% due 05/25/2030                                  12,000          12,527
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007                                   7,200           7,131
Government Lease Trust
   4.000% due 05/18/2011                                   3,000           2,421
Government National Mortgage Association
   6.250% due 06/20/2022                                  14,247          14,345
   7.250% due 12/16/2023                                   1,638           1,666
   7.000% due 10/20/2025                                   7,000           7,173
   7.000% due 03/20/2026                                     320             330
   6.000% due 03/20/2026                                   1,500           1,491
   2.400% due 06/16/2026 (d)                                 329             329
   7.500% due 07/16/2027                                  33,469          35,069
   6.750% due 06/20/2028                                  24,455          23,323
   6.500% due 06/20/2028                                  34,127          31,350
   7.250% due 07/16/2028                                      30              31
   6.500% due 07/20/2028                                  46,928          42,974
   6.500% due 09/20/2028                                  37,515          34,761
   6.500% due 01/20/2029                                  30,697          27,545
   7.000% due 02/16/2029                                   6,815           6,657
   6.500% due 03/20/2029                                  16,259          15,869
   8.000% due 03/20/2029                                   7,151           7,527
   6.000% due 05/20/2029                                  11,848           9,908
   7.000% due 01/16/2030                                   7,169           6,799
   2.400% due 02/16/2030 (d)                              26,285          26,430
   2.550% due 02/16/2030 (d)                              15,241          15,304
   2.500% due 02/16/2030 (d)                              27,227          27,254
   7.500% due 02/20/2030                                  18,301          18,587
   2.301% due 06/20/2030 (d)                               7,468           7,476
   2.401% due 09/20/2030 (d)                               4,660           4,673
   7.500% due 09/20/2030                                   5,593           5,701
   7.000% due 10/16/2030                                  27,797          25,688
   2.350% due 10/16/2030 (d)                              28,011          27,997
Greenwich Capital Acceptance, Inc.
   6.916% due 01/25/2023 (d)                                  88              88
GS Mortgage Securities Corp. II
   6.526% due 08/15/2011                                   2,100           2,042
   6.044% due 08/15/2018                                   4,601           4,448
Guardian Savings & Loan Association
   7.105% due 09/25/2018 (d)                                  21              21
G-Wing Ltd.
   4.530% due 05/06/2004 (d)                               6,200           6,200
Harborview Mortgage Loan Trust
   7.470% due 08/19/2030                                  14,435          14,736
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                     938             953
   7.155% due 12/25/2012                                     320             327
   7.250% due 11/25/2027                                   7,892           8,049
Home Savings of America
   8.464% due 08/01/2006 (d)                                  21              21
   5.270% due 05/25/2027 (d)                               1,836           1,808
   6.613% due 08/20/2029 (d)                              14,299          14,277
Housing Securities, Inc.
   7.000% due 05/25/2008                                     784             801
   7.000% due 05/25/2023                                   6,465           6,584
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                                  13,445          13,766
   7.750% due 03/25/2028                                   1,825           1,863
Impac CMB Trust
   2.320% due 12/15/2030 (d)                              30,101          30,223
   2.180% due 11/25/2031 (d)                              29,862          29,874
IMPAC Secured Assets CMN Owner Trust
   2.550% due 01/25/2030 (d)                                 758             759
   2.600% due 10/25/2030 (d)                               2,635           2,639
Imperial CMB Trust
   6.650% due 11/25/2029                                     526             535
Imperial Savings Association
   8.225% due 01/25/2017 (d)                                  39              39
   8.840% due 07/25/2017 (d)                                 179             179
Independent National Mortgage Corp.
   8.250% due 05/25/2010                                      70              71

76 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
   6.650% due 10/25/2024                               $   1,135        $  1,146
   8.750% due 12/25/2024                                       6               6
   3.506% due 07/25/2025 (d)                               2,013           2,012
Indymac Adjustable Rate Mortgage Trust
   6.569% due 08/25/2031 (d)                               9,428           9,427
   6.490% due 01/25/2032 (d)                              93,138          92,843
   6.462% due 01/25/2032 (d)                              21,862          21,673
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                     203             224
J.P. Morgan Commercial Mortgage Finance Corp.
   8.228% due 02/25/2028 (d)                               1,615           1,731
   7.069% due 09/15/2029                                      46              48
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                      31              32
Lehman Large Loan Trust
   6.790% due 06/12/2004                                      22              22
Long Beach Mortgage Loan Trust
   8.396% due 01/20/2017 (d)                              41,901          46,091
LTC Commercial Corp.
   7.100% due 11/28/2012                                   3,044           3,101
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                                  10,000          10,027
   6.350% due 06/25/2028                                  22,000          22,476
   6.600% due 06/26/2028                                   7,660           7,805
   6.110% due 01/25/2029                                  23,900          24,518
   6.570% due 07/25/2029 (d)                              15,103          15,314
   6.580% due 07/25/2029 (d)                              55,565          58,816
Merrill Lynch Mortgage Investors, Inc.
   7.209% due 06/15/2021 (d)                                 780             793
   6.439% due 06/15/2021 (d)                               1,530           1,539
   6.589% due 06/15/2021 (d)                               3,746           3,783
   6.849% due 06/15/2021 (d)                               3,514           3,653
   6.950% due 06/18/2029                                  20,037          20,652
   5.650% due 12/15/2030                                   6,690           6,805
   2.197% due 04/25/2031 (d)                              43,585          43,722
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                   4,275           4,401
MLCC Mortgage Investors, Inc.
   2.125% due 09/15/2026 (d)                              12,995          13,008
Morgan Stanley Capital I
   6.440% due 11/15/2002                                      16              16
   5.990% due 03/15/2005                                      52              53
   6.190% due 01/15/2007                                  16,629          17,122
   6.160% due 04/03/2009                                  11,591          11,829
   7.460% due 02/15/2020                                   8,583           9,020
   2.130% due 07/25/2027 (d)                                 214             213
   6.860% due 07/15/2029 (d)                                 852             883
   6.220% due 06/01/2030                                      62              64
   6.590% due 10/03/2030                                   4,832           5,025
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                     500             534
   7.008% due 09/20/2006                                  15,545          16,215
   6.001% due 11/18/2031                                      63              64
Mortgage Obligation Structured Trust
   7.700% due 10/25/2018                                  17,957          18,195
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                                  10,000          10,002
   6.500% due 07/25/2028                                  14,470          14,197
   6.750% due 08/25/2028                                  20,009          19,152
   6.250% due 10/25/2028                                   7,000           6,737
Nationslink Funding Corp.
   6.654% due 02/10/2006                                  19,624          20,392
   2.230% due 04/10/2007 (d)                              13,959          13,985
Nomura Asset Acceptance Corp.
   7.000% due 02/19/2030                                  15,585          15,375
Nomura Asset Securities Corp.
   6.590% due 03/15/2030                                     335             347
   7.120% due 04/13/2036                                     460             484
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                   8,406           8,653
   6.500% due 04/25/2013                                  18,396          18,557
   6.500% due 06/25/2013                                  10,941          11,042
   7.500% due 03/25/2027                                  28,101          28,906
   6.750% due 09/25/2027                                     797             810
   6.750% due 05/25/2028                                  40,707          41,434
   6.750% due 07/25/2028                                  12,657          12,403
   6.250% due 08/25/2028                                   1,097           1,103
   6.250% due 09/25/2028                                     347             334
   6.750% due 10/25/2028                                  37,871          37,855
   6.500% due 12/25/2028                                  39,751          39,003
   6.500% due 01/25/2029                                      35              35
   6.500% due 02/25/2029                                  62,438          61,300
   5.950% due 04/25/2029                                  34,998          35,557
   6.500% due 04/25/2029                                  26,751          26,218
   6.300% due 04/25/2029                                   2,984           3,006
   6.200% due 04/25/2029                                  77,385          78,858
   6.250% due 05/25/2029                                     369             371
   6.000% due 05/25/2029                                  12,855          12,957
   6.500% due 06/25/2029                                  46,178          45,125
   6.750% due 08/25/2029                                      28              28
   6.500% due 10/25/2029                                   1,947           1,903
   7.000% due 11/25/2029                                  14,629          14,764
   7.250% due 02/25/2030                                  19,756          20,247
Norwest Integrated Structured Assets, Inc.
   7.000% due 09/25/2029                                   3,832           3,862
Paine Webber Mortgage Acceptance Corp.
   6.000% due 04/25/2009                                  11,667          11,844
Patten Mortgage
   7.250% due 08/01/2011 (d)                                 289             292
PHH Mortgage Services Corp.
   7.177% due 11/18/2027 (d)                                 934             953
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                   2,846           2,902
   7.000% due 10/25/2027                                  21,298          21,706
   6.750% due 12/25/2027                                   7,230           6,847
   7.000% due 02/25/2028                                  25,093          25,570
   6.976% due 02/25/2028                                   9,274           9,218
   6.625% due 03/25/2028                                     200             202
   7.000% due 05/25/2028                                   2,598           2,659
   6.550% due 07/25/2028                                  12,929          13,051
   6.750% due 07/25/2028                                   3,525           3,534
   6.750% due 09/25/2028                                   3,996           4,004
   6.750% due 10/25/2028                                  26,027          26,009
   6.750% due 12/25/2028                                  21,709          21,613
   6.250% due 01/25/2029                                   9,259           8,907
   6.500% due 01/25/2029                                   1,705           1,695
   6.300% due 03/25/2029                                   9,955           9,596
   6.300% due 06/25/2029                                  30,400          31,031
   6.200% due 06/25/2029                                  30,959          31,539
   6.500% due 06/25/2029                                  48,552          47,354
   6.200% due 06/25/2029                                   5,649           5,756
   7.000% due 06/25/2030                                  11,303          11,351
   7.750% due 07/25/2030                                   3,374           3,372
   2.300% due 12/25/2030 (d)                              12,604          12,623
   7.500% due 02/25/2031                                  34,039          35,017
   7.500% due 05/25/2040 (d)                               1,171           1,200
PNC Mortgage Trust
   8.250% due 03/25/2030                                  28,343          29,528
Prudential Home Mortgage Securities
   7.400% due 11/25/2007                                   1,202           1,237
   7.000% due 01/25/2008                                  19,754          19,835
   6.750% due 07/25/2008                                     467             473
   6.950% due 11/25/2022                                     222             218
   7.000% due 07/25/2023                                   2,201           2,222
   6.750% due 10/25/2023                                  10,632          10,343
   5.900% due 12/25/2023                                   1,289           1,304
   6.500% due 01/25/2024                                   1,646           1,542
   6.800% due 05/25/2024                                  12,145          11,124
   6.450% due 11/25/2025                                   5,264           4,939
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                                  10,446          10,634
Prudential-Bache Trust
   8.400% due 03/20/2021                                   3,851           4,045
PSB Financial Corp. II
  11.050% due 12/01/2015                                     294             298
Regal Trust IV
   4.323% due 09/29/2031 (d)                               7,191           7,114
Resecuritization Mortgage Trust
   2.100% due 04/26/2021 (d)                                  13              13

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 77

Total Return Fund
March 31, 2002

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
   6.750% due 06/19/2028                                  $   17,876  $  17,778
   6.500% due 04/19/2029                                       2,864      2,940
Residential Accredit Loans, Inc.
   7.500% due 08/25/2027                                      11,163     11,484
   7.000% due 02/25/2028                                      41,115     42,371
   6.500% due 12/25/2028                                         400        395
   6.500% due 05/25/2029                                       3,000      2,954
   6.750% due 06/25/2029                                         789        809
   7.000% due 07/25/2029                                         207        212
   8.000% due 06/25/2030                                         168        169
   8.000% due 07/25/2030                                          97         99
   7.000% due 08/25/2031                                       6,249      5,870
Residential Asset Securitization Trust
   7.375% due 03/25/2027                                       5,012      5,146
   7.000% due 10/25/2027                                      16,841     17,316
   7.000% due 01/25/2028                                      20,000     20,587
   6.750% due 06/25/2028                                       1,205      1,205
   6.500% due 12/25/2028                                       1,250      1,235
   6.500% due 03/25/2029                                      22,514     22,490
   6.750% due 03/25/2029                                         290        293
   7.875% due 01/25/2030                                         436        452
   8.000% due 02/25/2030                                      25,163     26,109
   8.000% due 04/25/2030                                       1,366      1,378
   2.600% due 09/25/2030 (d)                                   7,620      7,665
Residential Funding Mortgage Securities I
   6.981% due 06/25/2008                                         156        157
   7.500% due 09/25/2011                                       4,448      4,556
   7.000% due 05/25/2012                                         936        962
   6.500% due 12/25/2012                                      16,095     16,176
   7.670% due 01/25/2020                                       1,040      1,098
   7.750% due 09/25/2022                                         152        152
   8.000% due 01/25/2023                                       1,157      1,155
   8.000% due 02/25/2023                                       3,678      3,674
   6.500% due 11/25/2023                                       1,660      1,583
   7.500% due 12/25/2025                                         808        831
   7.750% due 11/25/2026                                       3,802      3,950
   7.500% due 04/25/2027                                       2,940      3,023
   7.500% due 06/25/2027                                      24,725     25,339
   7.500% due 07/25/2027                                      15,549     15,745
   7.250% due 08/25/2027                                       8,742      8,836
   7.250% due 10/25/2027                                      24,000     24,421
   7.000% due 11/25/2027                                      16,887     17,107
   6.750% due 02/25/2028                                      24,572     24,758
   6.750% due 05/25/2028                                      60,741     61,892
   6.750% due 06/25/2028                                      60,400     58,937
   6.750% due 07/25/2028                                      13,292     13,307
   6.750% due 08/25/2028                                      35,000     35,045
   6.750% due 09/25/2028                                      66,493     66,521
   6.500% due 10/25/2028                                      52,000     51,263
   6.250% due 11/25/2028                                       3,000      2,978
   6.500% due 12/25/2028                                      23,400     22,989
   6.500% due 01/25/2029                                      72,314     70,928
   6.500% due 03/25/2029                                      27,960     27,481
   6.200% due 05/25/2029                                       2,435      2,432
   6.500% due 06/25/2029                                      12,492     10,484
   6.750% due 07/25/2029                                      22,600     22,303
   7.000% due 10/25/2029                                      25,260     25,551
   7.500% due 11/25/2029                                      12,338     12,734
   7.500% due 11/25/2030                                      25,885     26,120
   7.500% due 12/25/2030                                       5,734      5,909
   6.316% due 06/25/2031 (d)                                  33,762     33,994
Resolution Trust Corp.
   5.608% due 10/25/2021 (d)                                      24         24
   8.135% due 10/25/2021 (d)                                      88         88
   8.625% due 10/25/2021                                          77         77
  11.060% due 10/25/2021 (d)                                      41         41
   8.821% due 05/25/2022 (d)                                     755        749
   3.900% due 08/25/2023 (d)                                   1,141      1,136
   8.000% due 06/25/2026                                         170        170
   7.101% due 10/25/2028 (d)                                   2,930      2,938
   6.560% due 10/25/2028 (d)                                   8,644      8,724
   6.801% due 05/25/2029 (d)                                   2,197      2,218
   7.604% due 05/25/2029 (d)                                   1,638      1,689
   7.141% due 05/25/2029 (d)                                   1,614      1,664
RMF Commercial Mortgage Securities, Inc.
   6.751% due 01/15/2019 (d)                                     235        240
Ryland Acceptance Corp.
  11.500% due 12/25/2016                                          61         64
Ryland Mortgage Securities Corp.
   8.200% due 06/25/2021                                          26         26
   7.004% due 08/25/2022 (d)                                   1,205      1,221
   6.837% due 08/25/2029 (d)                                     529        536
Saco I, Inc.
   7.997% due 07/25/2030 (d)                                   2,815      2,847
   2.743% due 10/25/2030 (d)                                  15,801     15,801
   2.280% due 09/25/2040 (d)                                     236        236
Salomon Brothers Mortgage Securities VII
   7.235% due 11/25/2022 (d)                                     232        232
   7.285% due 09/25/2023 (d)                                   1,429      1,450
   6.684% due 10/25/2023 (d)                                      86         86
   7.718% due 03/25/2024 (d)                                     165        168
   7.879% due 07/01/2024 (d)                                   2,285      2,285
   8.071% due 09/25/2024 (d)                                     139        139
   8.151% due 10/25/2024 (d)                                     183        185
   7.643% due 11/25/2024 (d)                                     250        252
   2.180% due 09/25/2028 (d)                                  16,729     16,723
   2.240% due 04/25/2029 (d)                                   2,535      2,538
   2.230% due 04/25/2029 (d)                                   1,204      1,207
   2.150% due 06/25/2029 (d)                                  12,728     12,696
   2.300% due 09/25/2029 (d)                                      77         78
   7.599% due 12/25/2030 (d)                                  18,707     19,021
Santa Barbara Savings & Loan Association
   9.500% due 11/20/2018                                       1,405      1,419
Saxon Mortgage Securities Corp.
   6.250% due 04/25/2009                                         697        704
   7.375% due 09/25/2023                                       6,372      6,441
   6.500% due 02/25/2024                                         295        296
Sears Mortgage Securities
  12.000% due 02/25/2014                                         416        419
   6.120% due 11/25/2021 (d)                                     296        302
   7.431% due 10/25/2022 (d)                                   1,131      1,210
   6.199% due 12/25/2028 (d)                                     201        201
Securitized Asset Sales, Inc.
   7.499% due 06/25/2023 (d)                                     164        165
   6.930% due 10/25/2023 (d)                                     372        372
   6.952% due 11/26/2023 (d)                                     566        565
   7.410% due 09/25/2024 (d)                                   4,324      4,392
Security Pacific National Bank
   6.870% due 03/25/2018 (d)                                      64         64
   6.749% due 09/25/2019 (d)                                     271        276
Sequoia Mortgage Trust
   4.382% due 10/25/2024 (d)                                  41,123     41,666
   6.350% due 09/25/2025 (d)                                     250        251
Small Business Investment Cos.
   7.540% due 08/10/2009                                      83,486     89,343
   8.017% due 02/10/2010                                     101,864    111,415
   7.640% due 03/10/2010                                      67,235     72,086
   7.452% due 09/01/2010                                      15,424     16,371
   6.344% due 08/10/2011                                       2,082      2,075
Starwood Asset Receivables Trust
   2.200% due 09/25/2022 (d)                                     721        722
Starwood Commercial Mortgage Trust
   6.600% due 02/03/2009                                       9,954     10,226
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                                      21,552     21,713
   6.911% due 06/25/2028 (d)                                  18,951     19,194
   6.250% due 11/25/2028                                      14,878     14,377
   6.750% due 01/25/2029                                      10,000      9,986
   6.300% due 05/25/2029                                      11,092     11,170
   6.576% due 06/25/2029 (d)                                  23,027     22,708
   7.250% due 07/25/2029                                       6,687      6,787
   7.203% due 02/25/2030 (d)                                     344        349
   6.750% due 05/02/2030                                      25,000     23,570
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005 (d)                                  13,262     12,809
Structured Asset Securities Corp.
   7.000% due 02/25/2016                                      18,047     18,436
   7.500% due 07/25/2016                                      37,989     38,950
   7.000% due 12/25/2027                                      51,500     52,557
   7.750% due 02/25/2028                                       3,940      4,082
   6.750% due 07/25/2029                                         597        600

78  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
   2.500% due 11/25/2030 (d)                          $    15,276  $     15,359
   2.350% due 05/25/2031 (d)                                8,596         8,626
   6.500% due 09/25/2031 (d)                              136,225       138,020
   6.250% due 01/25/2032                                  256,420       269,247
   6.320% due 02/25/2032                                  186,133       186,058
Structured Mortgage Asset Residential Trust
   7.584% due 07/25/2024 (d)                                  133           137
Superannuation Members Home Loans Global Fund
   2.255% due 06/15/2026 (d)                               18,490        18,524
TMA Mortgage Funding Trust
   2.230% due 01/25/2029 (d)                               21,813        21,813
Torrens Trust
   2.160% due 07/15/2031 (d)                               28,431        28,465
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                                    4,000         3,870
   6.800% due 01/25/2028                                   15,000        15,373
United Mortgage Securities Corp.
   6.530% due 06/25/2032 (d)                               13,769        13,839
   6.964% due 09/25/2033 (d)                                  765           769
Vendee Mortgage Trust
   7.750% due 05/15/2018                                      134           136
   6.500% due 05/15/2020                                   31,686        31,824
   6.835% due 01/15/2030 (d)                               13,917        13,894
Washington Mutual Mortgage Securities Corp.
   6.750% due 05/25/2031                                      476           485
Washington Mutual, Inc.
   7.500% due 11/19/2029                                      600           621
   6.601% due 10/19/2039 (d)                              109,193       108,440
   6.398% due 10/19/2039 (d)                              191,294       193,036
   6.013% due 10/19/2039 (d)                                3,000         3,009
   5.277% due 12/25/2040 (d)                               32,834        33,152
   5.855% due 01/25/2041 (d)                               67,149        67,219
Wells Fargo Mortgage-Backed Securities Trust
   7.500% due 01/25/2031                                    5,422         5,523
   6.125% due 07/25/2031                                   12,060        12,008
   6.675% due 10/25/2031 (d)                               33,625        33,689
   6.706% due 10/25/2031 (d)                                3,500         3,506
   6.633% due 10/25/2031 (d)                               25,414        25,507
   6.197% due 01/25/2032 (d)                               34,830        34,434
   6.251% due 01/25/2032 (d)                               78,736        77,337
Western Federal Savings & Loan Association
   6.387% due 06/25/2021 (d)                                  890           907
                                                                   ------------
                                                                     11,790,650
                                                                   ============
Fannie Mae 14.9%
   4.639% due 02/01/2028 (d)                                  150           152
   4.778% due 09/01/2017 (d)                                2,868         2,861
   4.871% due 09/01/2024 (d)                                1,014         1,033
   4.876% due 10/01/2040 (d)                               13,771        13,963
   4.878% due 03/01/2033 (d)                                  422           429
   4.881% due 10/01/2030 (d)                               17,868        18,119
   4.881% due 10/01/2040 (d)                               11,897        12,064
   5.000% due 04/01/2014                                      405           392
   5.500% due 01/01/2004-04/11/2032 (d)(j)                735,216       716,233
   5.916% due 01/01/2018 (d)                                  904           927
   5.937% due 12/01/2031                                    5,580         5,337
   5.952% due 08/01/2027 (d)                               16,987        17,430
   6.000% due 11/01/2003 -01/01/2039 (d)(j)             6,653,734     6,618,483
   6.048% due 01/01/2011                                      148           152
   6.066% due 09/01/2022 (d)                                  546           555
   6.090% due 12/01/2008                                       48            49
   6.103% due 12/01/2023 (d)                                  508           525
   6.116% due 06/01/2023 (d)                                  897           915
   6.149% due 11/01/2023 (d)                                  163           164
   6.161% due 09/01/2024 (d)                                1,187         1,218
   6.168% due 04/01/2027 (d)                                   56            57
   6.178% due 05/01/2030 (d)                                  139           144
   6.200% due 12/01/2023 (d)                                  469           486
   6.210% due 08/01/2010                                   50,188        50,595
   6.244% due 01/01/2024 (d)                                  350           363
   6.245% due 11/01/2025 (d)                                1,063         1,099
   6.250% due 09/01/2029 (d)                                  427           436
   6.255% due 09/01/2013                                   64,000        63,347
   6.282% due 03/01/2025 (d)                                1,687         1,746
   6.302% due 11/01/2025 (d)                                  818           843
   6.315% due 01/01/2024 (d)                                  272           283
   6.343% due 02/01/2026 (d)                                  292           304
   6.348% due 03/01/2026 (d)                                  678           706
   6.351% due 01/01/2024 (d)                                  735           763
   6.381% due 11/01/2023 (d)                                  414           429
   6.384% due 09/01/2022 (d)                                  586           592
   6.394% due 12/01/2023 (d)                                  105           109
   6.397% due 09/01/2023 (d)                                1,421         1,468
   6.400% due 10/01/2024 (d)                                  635           660
   6.420% due 12/01/2007                                      150           154
   6.434% due 09/01/2025 (d)                                  670           692
   6.450% due 05/01/2022 (d)                                  281           283
   6.462% due 10/01/2023 (d)                                  167           174
   6.500% due 04/01/2003-04/11/2032 (j)                    50,002        50,156
   6.502% due 01/01/2026 (d)                                  507           525
   6.516% due 07/01/2024 (d)                                2,763         2,808
   6.530% due 10/01/2013                                    4,254         4,314
   6.533% due 12/01/2023 (d)                                  443           456
   6.547% due 02/01/2028 (d)                                  487           503
   6.550% due 01/01/2008                                      931           962
   6.550% due 04/01/2027 (d)                                  344           357
   6.555% due 08/01/2028                                    2,209         2,154
   6.565% due 04/01/2026 (d)                                  625           651
   6.583% due 10/01/2027 (d)                                2,677         2,778
   6.585% due 01/01/2024 (d)                                   60            62
   6.613% due 08/01/2026 (d)                                  993         1,031
   6.620% due 12/01/2027 (d)                                3,879         4,028
   6.622% due 05/01/2025 (d)                                1,590         1,622
   6.630% due 05/01/2023 (d)                                  568           585
   6.645% due 11/01/2023 (d)                                   84            86
   6.648% due 05/01/2026 (d)                                  252           259
   6.657% due 10/01/2024 (d)                                  231           236
   6.683% due 11/01/2025 (d)                                2,044         2,105
   6.730% due 11/01/2007                                    1,116         1,161
   6.750% due 08/01/2003                                       48            48
   6.764% due 06/01/2024 (d)                                  447           457
   6.847% due 07/01/2003                                       60            61
   6.896% due 07/01/2019 (d)                                  462           476
   6.896% due 08/01/2023 (d)                                  321           330
   6.982% due 06/01/2007                                      455           480
   6.983% due 11/01/2025 (d)                                  245           253
   6.987% due 05/01/2023 (d)                                1,668         1,727
   7.000% due 07/01/2003-09/01/2031 (d)(j)                 53,669        55,261
   7.027% due 10/01/2023 (d)                                  492           503
   7.250% due 01/01/2008                                       23            24
   7.250% due 05/01/2009                                       22            23
   7.250% due 01/01/2023                                    8,131         8,414
   7.312% due 08/01/2027 (d)                                  680           709
   7.350% due 09/01/2027 (d)                                  530           552
   7.425% due 06/01/2030 (d)                               17,505        18,024
   7.430% due 01/25/2023                                    1,714         1,696
   7.460% due 08/01/2029                                    3,905         4,142
   7.500% due 10/01/2002-04/11/2032 (j)                    18,981        19,825
   7.750% due 06/01/2009                                      121           127
   7.780% due 01/01/2018                                    2,210         2,451
   7.850% due 07/01/2018                                    6,616         7,206
   7.920% due 03/01/2018                                    2,723         3,053
   7.980% due 05/01/2030                                    6,624         6,990
   8.000% due 08/01/2003-03/01/2032 (j)                    94,273        99,041
   8.060% due 04/01/2030                                    1,840         1,947
   8.080% due 04/01/2030                                    1,007         1,066
   8.250% due 10/01/2008                                      109           115
   8.250% due 07/01/2009                                       40            41
   8.250% due 06/01/2013                                      100           104
   8.250% due 02/01/2017                                       54            59
   8.250% due 03/01/2030                                    1,759         1,955
   8.490% due 06/01/2025                                      979         1,060
   8.500% due 11/01/2004-10/01/2031 (j)                    68,677        73,200
   9.000% due 10/01/2004-12/01/2027 (j)                     5,587         6,114
   9.500% due 12/01/2006-07/01/2026 (j)                     6,165         6,724
   9.750% due 11/01/2008                                       27            29
  10.000% due 09/01/2003-05/01/2022 (j)                     1,170         1,288
  10.500% due 11/01/2013-04/01/2022 (j)                       387           426
  10.750% due 03/01/2014                                       13            14
  11.000% due 11/01/2013-11/01/2020 (j)                       177           195

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 79

Total Return Fund
March 31, 2002

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
------------------------------------------------------------------------------
   11.500% due 08/20/2016-11/01/2019 (j)                $     56    $       63
   12.000% due 05/01/2016                                      6             6
   12.500% due 10/01/2015                                     22            25
   13.250% due 09/01/2011                                      9            11
   14.500% due 06/01/2012-01/01/2013 (j)                       6             7
   14.750% due 08/01/2012                                    125           149
   15.000% due 10/01/2012                                    210           251
   15.500% due 10/01/2012-12/01/2012 (j)                      12            15
   15.750% due 12/01/2011-08/01/2012 (j)                      81            97
   16.000% due 09/01/2012                                     75            91
                                                                    ----------
                                                                     7,940,498
                                                                    ==========
Federal Housing Administration 0.8%
   6.000% due 03/20/2028                                   3,814         3,700
   6.500% due 03/31/2032                                     147           144
   6.755% due 03/01/2041                                  16,121        15,276
   6.780% due 07/25/2040                                   7,596         7,498
   6.790% due 05/01/2039                                  10,747         9,524
   6.830% due 12/01/2039                                   3,497         3,415
   6.875% due 11/01/2015                                   2,830         2,728
   6.880% due 10/01/2040-02/01/2041 (j)                   21,599        20,576
   6.896% due 07/01/2020                                  17,043        16,263
   6.900% due 12/01/2040                                  22,724        22,646
   6.930% due 07/01/2014-01/01/2036 (j)                   22,230        21,178
   6.960% due 05/01/2016                                   7,480         7,219
   7.050% due 03/25/2040                                   4,983         4,992
   7.110% due 05/01/2019                                   4,307         4,186
   7.125% due 03/01/2034                                   4,365         4,094
   7.150% due 01/25/2029                                   9,454         8,889
   7.211% due 12/01/2021                                   1,575         1,572
   7.250% due 06/01/2040                                   8,245         8,512
   7.310% due 06/01/2041                                  23,548        22,285
   7.315% due 08/01/2019                                  26,627        26,249
   7.350% due 11/01/2020-11/01/2022 (j)                    9,722         9,759
   7.375% due 02/01/2018-01/01/2024 (j)                   15,360        15,200
   7.400% due 01/25/2020-11/01/2020 (j)                    9,617         9,646
   7.430% due 12/01/2016-07/01/2025 (j)                   93,736        94,088
   7.450% due 05/01/2021-10/01/2023 (j)                   18,379        18,552
   7.460% due 01/01/2023                                   1,765         1,782
   7.465% due 11/01/2019                                  21,519        21,737
   7.500% due 03/01/2032                                   3,223         3,157
   7.580% due 12/01/2040                                   7,398         7,236
   7.630% due 08/01/2041                                  17,719        17,346
   7.650% due 11/01/2018                                     122           124
   7.780% due 11/01/2040                                   7,391         7,331
   7.880% due 03/01/2041                                  13,375        12,838
   7.930% due 05/01/2016                                   1,811         1,827
   8.250% due 10/29/2023-01/01/2041 (j)                    9,385         9,527
   8.375% due 02/01/2012                                     352           352
                                                                    ----------
                                                                       441,448
                                                                    ==========
Freddie Mac 0.8%
   2.300% due 06/15/2031                                  18,546        18,599
   4.924% due 07/01/2025 (d)                               4,080         4,171
   5.000% due 12/15/2020                                      59            60
   5.275% due 11/01/2026 (d)                               3,460         3,558
   5.500% due 10/01/2008-01/01/2014 (j)                    1,274         1,273
   5.625% due 06/01/2017 (d)                                  13            13
   6.000% due 01/01/2011-01/01/2029 (j)                  228,487       228,127
   6.245% due 12/01/2026 (d)                               3,636         3,732
   6.250% due 04/01/2017-01/01/2019 (d)(j)                    27            27
   6.337% due 12/01/2022 (d)                                 177           182
   6.365% due 11/01/2023 (d)                                  65            66
   6.370% due 10/01/2023 (d)                                 440           452
   6.381% due 10/01/2023 (d)                                 928           953
   6.391% due 04/01/2024 (d)                               4,057         4,168
   6.399% due 09/01/2023 (d)                                 832           855
   6.422% due 06/01/2024 (d)                                 975         1,002
   6.437% due 07/01/2022 (d)                                 371           379
   6.458% due 06/01/2024 (d)                               2,189         2,249
   6.462% due 06/01/2022 (d)                                 266           270
   6.463% due 01/01/2024 (d)                                 237           244
   6.469% due 07/01/2023 (d)                               1,002         1,023
   6.481% due 10/01/2023 (d)                                  76            77
   6.485% due 04/01/2029 (d)                                 690           711
   6.493% due 07/01/2023 (d)                                 345           353
   6.496% due 08/01/2023 (d)                                 447           457
   6.500% due 11/01/2002-01/01/2032 (j)                   10,665        10,884
   6.506% due 08/01/2023-07/01/2024 (d)(j)                 6,335         6,516
   6.545% due 08/01/2024 (d)                                 165           168
   6.548% due 08/01/2023 (d)                                   5             5
   6.559% due 05/01/2023 (d)                                 775           786
   6.574% due 09/01/2023 (d)                               1,304         1,326
   6.610% due 01/01/2024 (d)                                 207           213
   6.621% due 09/01/2023 (d)                                 822           833
   6.651% due 08/01/2023 (d)                               3,165         3,216
   6.654% due 12/01/2023 (d)                                 499           512
   6.670% due 10/01/2023 (d)                                 747           763
   6.680% due 08/01/2023 (d)                                 205           209
   6.692% due 04/01/2023 (d)                                 171           173
   6.717% due 09/01/2023 (d)                               5,282         5,380
   6.755% due 11/01/2028 (d)                              12,779        12,992
   6.775% due 11/01/2003                                       9             9
   6.776% due 06/01/2022 (d)                                 692           703
   6.875% due 09/01/2018 (d)                                 391           400
   6.880% due 05/01/2023 (d)                                 554           562
   6.900% due 11/01/2023 (d)                                 162           165
   6.928% due 10/01/2023 (d)                                 693           707
   6.932% due 05/01/2023 (d)                                 462           470
   6.980% due 11/01/2023 (d)                                  37            38
   7.000% due 10/01/2002-01/01/2032 (d)(j)                37,705        38,449
   7.250% due 11/01/2008                                      90            93
   7.274% due 09/01/2027 (d)                               1,377         1,418
   7.400% due 02/01/2021                                   3,405         3,424
   7.500% due 09/01/2003-02/01/2031 (j)                    9,441         9,782
   7.645% due 05/01/2025                                   2,634         2,746
   7.804% due 07/01/2030(d)                               41,769        43,074
   8.000% due 04/01/2002-03/01/2030 (j)                    3,974         4,168
   8.250% due 12/01/2002-12/01/2009 (j)                      166           172
   8.500% due 12/01/2002-06/01/2030 (j)                    2,863         3,070
   8.750% due 01/01/2007-12/01/2010 (j)                       32            33
   9.000% due 07/01/2004-07/01/2030 (j)                      627           673
   9.250% due 06/01/2009-11/01/2013 (j)                       57            62
   9.500% due 06/01/2002-12/01/2022 (j)                    1,058         1,155
   9.750% due 11/01/2004-05/01/2009 (j)                       27            30
  10.000% due 11/01/2002-03/01/2021 (j)                      596           636
  10.250% due 04/01/2009-05/01/2009 (j)                      732           798
  10.500% due 10/01/2017-01/01/2021 (j)                      251           282
  10.750% due 09/01/2009-12/01/2015 (d)(j)                   257           281
  11.000% due 11/01/2009-05/01/2020 (j)                      418           469
  11.250% due 10/01/2009-09/01/2015 (j)                       15            17
  11.500% due 01/01/2018                                      46            51
  12.500% due 12/01/2012                                      12            14
  13.250% due 10/01/2013                                      76            88
  14.000% due 04/01/2016                                      15            18
  15.500% due 08/01/2011-11/01/2011 (j)                       10            13
  16.250% due 05/01/2011                                       1             2
                                                                    ----------
                                                                       431,049
                                                                    ==========
Government National Mortgage Association 27.6%
   5.500% due 05/20/2028-08/15/2031 (d)(j)                87,780        87,709
   5.650% due 10/15/2012                                      10            10
   5.875% due 02/20/2016 (d)                                 148           149
   6.000% due 10/15/2008-04/18/2032 (d)(j)             3,246,757     3,168,711
   6.250% due 03/20/2030 (d)                                 606           613
   6.375% due 05/20/2017-05/20/2028 (d)(j)               416,804       425,830
   6.500% due 10/15/2008-09/15/2040 (d)(j)             9,361,797     9,328,345
   6.625% due 12/20/2015-01/15/2040 (d)(j)               203,028       208,141
   6.670% due 08/15/2040                                     954           949
   6.750% due 07/15/2002-07/15/2031 (d)(j)               248,830       254,167
   6.800% due 05/15/2040                                   2,974         2,985
   6.820% due 04/15/2040                                  16,848        16,955
   6.875% due 04/20/2023-02/15/2040 (d)(j)                 1,158         1,174
   7.000% due 10/15/2003-01/03/2041 (d)(j)               933,275       952,218
   7.250% due 08/20/2027  (d)                                 18            18
   7.500% due 01/15/2003-01/15/2041 (j)                   29,271        30,322
   7.625% due 11/20/2024 (d)                               1,673         1,718
   7.700% due 06/15/2031                                   6,728         6,961
   7.750% due 06/15/2002-07/20/2025 (d)(j)                 1,981         2,006
   8.000% due 08/15/2005-04/18/2032 (j)                  173,137       181,959
   8.125% due 05/15/2041                                   3,667         3,816
   8.250% due 07/15/2002-05/15/2022 (j)                      902           968
   8.500% due 03/20/2006-01/15/2031 (j)                    9,719        10,395
   8.750% due 03/15/2007-07/15/2007 (j)                       74            79

80  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
-----------------------------------------------------------------------------
    9.000% due 09/15/2003-07/20/2022 (j)            $   4,277     $     4,696
    9.250% due 07/15/2003-12/20/2016 (j)                   88              93
    9.500% due 12/15/2003-07/15/2025 (j)                4,154           4,596
    9.750% due 09/15/2002-07/15/2004 (j)                   30              31
   10.000% due 08/20/2004-02/15/2025 (j)                3,639           4,055
   10.250% due 02/20/2019                                  22              24
   10.500% due 06/15/2004-09/15/2021 (j)                  438             494
   11.000% due 05/15/2004-04/20/2019 (j)                  224             249
   11.250% due 12/20/2015                                  28              32
   11.500% due 10/15/2010-10/15/2015 (j)                   77              87
   12.000% due 11/15/2012-05/15/2016 (j)                  386             441
   12.500% due 01/15/2011                                   1               1
   13.000% due 12/15/2012                                  13              15
   13.250% due 10/20/2014                                  19              22
   13.500% due 10/15/2012-09/15/2014 (j)                   66              78
   15.000% due 08/15/2011-11/15/2012 (j)                  154             183
   16.000% due 10/15/2011-05/15/2012 (j)                  124             147
   17.000% due 11/15/2011-12/15/2011 (j)                   53              64
                                                                  -----------
                                                                   14,701,506
                                                                  ===========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
    7.200% due 07/25/2024                                  57               1
    7.500% due 08/25/2024                                 441              21
Chase Mortgage Finance Corp. (IO)
    9.000% due 08/25/2023                                  98               0
Fannie Mae (IO)
    6.500% due 05/25/2005                                 355              27
    6.500% due 02/25/2007                                 201               2
    6.500% due 07/25/2007                                  10               0
    6.500% due 09/25/2007                                 342               7
    6.500% due 10/25/2007                                  80               1
    6.500% due 09/25/2008                                 547              48
    0.950% due 03/25/2009 (d)                          18,341             372
    6.500% due 07/25/2018                                 141               2
    6.500% due 03/25/2020                                  30               1
    6.500% due 08/25/2020                               1,008              29
    7.500% due 04/25/2021                                 943              82
  903.213% due 08/25/2021                                   3              56
    0.950% due 11/25/2021 (d)                          12,813             205
 1000.000% due 04/25/2022                                   2              44
    6.500% due 10/25/2022                                  50               4
    6.500% due 01/25/2023                               2,586             349
    6.694% due 02/25/2023 (d)                           7,964             604
    8.000% due 08/18/2027                                 151              34
Fannie Mae (PO)
    0.000% due 09/01/2007                                 427             402
    0.000% due 08/25/2023                                 230             189
Freddie Mac (IO)
    6.500% due 10/15/2006                                  29               0
 1182.580% due 08/15/2007                                   6             111
    7.563% due 09/15/2007 (d)                           2,968             270
    6.000% due 10/15/2007                                  70               2
    6.000% due 01/15/2008                                  14               0
    6.427% due 02/15/2008 (d)                             316              24
    7.000% due 08/15/2008                               1,542             156
    6.400% due 10/15/2008                                  27               3
    6.500% due 11/15/2008                                 984             129
    6.500% due 10/15/2018                                   6               0
  884.500% due 01/15/2021                                   1              16
 1007.500% due 02/15/2022                                   2              41
    9.000% due 05/15/2022                                  56              11
    7.000% due 04/15/2023                                 541              80
    7.000% due 06/15/2023                               5,169             710
    6.500% due 09/15/2023                                 151              18
    6.613% due 12/15/2023 (d)                             310               9
Government National Mortgage Association (PO)
    0.000% due 02/26/2019                                 112             111
Paine Webber CMO Trust (IO)
 1359.500% due 08/01/2019                                   1              28
Prudential Home Mortgage Securities (IO)
 1007.070% due 10/25/2023                                   1              11
Vendee Mortgage Trust (IO)
    0.464% due 06/15/2023 (d)                         118,319           2,068
                                                                  -----------
                                                                        6,278
                                                                  -----------
Total Mortgage-Backed Securities                                   35,311,429
                                                                  ===========
(Cost $35,265,163)

  ASSET-BACKED SECURITIES 3.7%

Aames Mortgage Trust
    2.260% due 06/15/2027 (d)                             404             405
    7.589% due 10/15/2029                                 121             127
ABFS Equipment Contract Trust
    6.100% due 10/15/2005                                  17              17
ABSC Long Beach Home Equity Loan Trust
    2.450% due 07/21/2030 (d)                             375             376
    2.110% due 08/21/2030 (d)                          34,035          34,078
Ace Securities Corp.
    2.220% due 11/25/2028 (d)                             400             401
Advanta Mortgage Loan Trust
    2.137% due 05/25/2027 (d)                             667             666
    2.300% due 08/25/2029 (d)                           1,555           1,560
    2.275% due 11/25/2029 (d)                           2,480           2,481
    8.250% due 08/25/2030                               7,954           8,423
Advanta Revolving Home Equity Loan Trust
    2.220% due 01/25/2024 (d)                          13,490          13,527
    2.150% due 02/25/2025 (d)                           7,671           7,664
Aerco Ltd.
    2.360% due 07/15/2025 (d)                          38,200          38,234
American Express Master Trust
    7.850% due 08/15/2005                                 220             237
American Stores Corp.
    2.631% due 08/30/2004 (d)                          20,000          19,776
Americredit Automobile Receivable Trust
    2.350% due 09/05/2006 (d)                          30,000          30,056
Ameriquest Mortgage Securities, Inc.
    2.220% due 06/15/2030 (d)                           5,980           5,989
    2.200% due 07/15/2030 (d)                          19,346          19,371
Amresco Residential  Securities Mortgage Loan Trust
    2.090% due 07/25/2027 (d)                               1               1
Arcadia Automobile Receivables Trust
    6.900% due 12/15/2003                               4,501           4,533
Argentina Funding Corp.
    2.161% due 05/20/2003 (d)                           1,667           1,670
Bank One Heloc Trust
    2.161% due 04/20/2020 (d)                          24,381          24,361
Bay View Auto Trust
    7.640% due 11/25/2010                                 310             322
Bayview Financial Acquisition Trust
    2.230% due 02/25/2030 (d)                          14,884          14,893
    2.290% due 07/25/2030 (d)                          45,015          45,015
    2.240% due 11/25/2030 (d)                          74,800          75,069
    2.180% due 07/25/2031 (d)                          35,389          35,290
    2.230% due 11/25/2031 (d)                           4,639           4,636
Bayview Financial Asset Trust
    2.250% due 04/25/2031 (d)                          83,649          83,584
Bear Stearns Asset Backed Securities, Inc.
    2.300% due 10/25/2032 (d)                          34,004          34,119
Brazos Student Loan Finance Co.
    2.820% due 06/01/2023 (d)                          55,700          55,759
    2.140% due 12/01/2025 (d)                          28,460          28,363
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                 149             150
    5.905% due 12/15/2005                                 517             515
Champion Home Equity Loan Trust
    2.160% due 03/25/2029 (d)                           2,562           2,559
    2.300% due 09/25/2029 (d)                          13,121          13,129
Charming Shoppes Master Trust
    2.350% due 08/15/2008 (d)                             250             252
Chase Credit Card Master Trust
    6.660% due 01/15/2007                               1,390           1,461
Chase Funding Mortgage Loan Asset-Backed Certificates
    2.120% due 10/25/2030 (d)                          32,769          32,665
Cityscape Home Equity Loan Trust
    7.650% due 09/25/2025                                 180             188
Community Program Loan Trust
    4.500% due 10/01/2018                              21,386          20,026

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 81

Total Return Fund
March 31, 2002
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
   4.500% due 04/01/2029                                 $   26,000    $  19,970
Compucredit Credit Card Master Trust
   2.120% due 03/15/2007 (d)                                 32,000       32,015
Conseco Finance
   7.890% due 07/15/2018                                      2,000        2,055
   7.800% due 05/15/2020                                        175          186
   2.270% due 10/15/2031 (d)                                 13,651       13,700
Conseco Finance Home Loan Trust
   8.080% due 02/15/2022                                     20,300       20,988
Conseco Finance Securitizations Corp.
   7.180% due 05/01/2032                                      3,798        3,815
   7.970% due 05/01/2032                                      8,300        8,584
   8.310% due 05/01/2032                                     23,300       24,170
Contimortgage Home Equity Loan Trust
   6.770% due 01/25/2018                                      2,265        2,264
   6.990% due 03/15/2021                                        143          146
   6.930% due 11/25/2022                                     36,800       37,419
   7.220% due 01/15/2028                                         80           82
   2.110% due 08/15/2028 (d)                                    443          444
Cross Country Master Credit Card Trust II
   2.400% due 06/15/2006 (d)                                  4,600        4,628
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                      6,960        7,001
   2.250% due 08/25/2031 (d)                                  3,593        3,601
Delta Funding Home Equity Loan Trust
   2.310% due 09/15/2029 (d)                                  6,006        6,027
   2.220% due 06/15/2030 (d)                                 19,463       19,505
Denver Arena Trust
   6.940% due 11/15/2019                                      2,696        2,645
Discover Card Master Trust I
   6.850% due 07/17/2007                                        960        1,013
   2.275% due 10/16/2013 (d)                                    400          406
Duck Auto Grantor Trust
   7.260% due 05/15/2005                                     10,831       10,871
Embarcadero Aircraft Securitization Trust
   2.380% due 08/15/2025 (d)                                 14,400       12,960
EQCC Home Equity Loan Trust
   7.800% due 12/15/2010                                         23           23
   2.060% due 10/15/2027 (d)                                    481          480
   7.448% due 08/25/2030                                        150          158
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                         51           52
First Alliance Mortgage Loan Trust
   2.500% due 01/25/2025 (d)                                    339          340
   2.281% due 03/20/2031 (d)                                 16,214       16,238
Firstcity Auto Receivables Trust
   7.400% due 12/15/2005                                      1,445        1,489
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                         20           19
   6.200% due 09/15/2020                                         22           22
   6.500% due 09/15/2020                                        184          185
   6.830% due 09/15/2020                                        680          649
GE Capital Equipment Lease Trust
   6.850% due 05/20/2008 (d)                                    156          161
GMAC Mortgage Loan Trust Corp.
   7.950% due 03/25/2030                                     14,606       15,424
Green Tree Financial Corp.
   6.240% due 11/01/2016                                        151          155
   5.760% due 11/01/2018                                        145          145
   8.300% due 05/15/2026                                      1,660        1,770
   6.870% due 02/01/2030                                      1,611        1,574
   6.660% due 06/01/2030                                      1,405        1,298
   6.480% due 12/01/2030                                         55           56
Green Tree Floorplan Receivables Master Trust
   2.250% due 11/15/2004 (d)                                 56,000       56,047
Green Tree Home Improvement Loan Trust
   2.070% due 08/15/2029 (d)                                    342          342
   2.550% due 11/15/2029 (d)                                  1,528        1,528
Green Tree Recreational, Equipment, & Consumables
   6.715% due 02/01/2009                                     32,782       32,659
   6.490% due 02/15/2018                                          8            8
   6.180% due 06/15/2019                                     16,481       16,673
Greenpoint Manufactured Housing
   7.270% due 06/15/2029                                        110          110
Headlands Home Equity Loan Trust
   2.550% due 12/15/2024 (d)                                    170          171
Household Consumer Loan Trust
   2.320% due 08/15/2006 (d)                                 11,842       11,702
HPSC Equipment Receivables LLC
   2.200% due 11/22/2007 (d)                                    719          719
IMC Home Equity Loan Trust
   7.462% due 07/25/2026 (d)                                    383          393
   2.061% due 08/20/2029 (d)                                     78           77
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                      1,124        1,162
Indymac Home Equity Loan Asset-Backed Trust
   2.170% due 10/25/2029 (d)                                  1,653        1,661
   2.190% due 07/25/2030 (d)                                  9,306        9,314
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                                      3,324        3,339
Irwin Home Equity Loan Trust
   2.220% due 02/25/2012 (d)                                  7,034        7,056
   2.225% due 06/25/2021 (d)                                  8,301        8,328
Keystone Owner Trust
   6.840% due 12/25/2018                                        662          677
Long Beach Auto Receivables Trust
   6.940% due 09/19/2007                                      1,699        1,746
Long Beach Mortgage Loan Trust
   2.200% due 04/21/2031 (d)                                  8,172        8,179
Marriott Vacation Club Owner Trust
   2.251% due 09/20/2017 (d)                                 56,704       56,330
Merit Securities Corp.
   6.160% due 07/28/2033                                         96           96
   7.880% due 12/28/2033                                     34,400       36,006
Mesa Trust Asset Backed Certificates
   2.150% due 05/15/2033 (d)                                  5,324        5,324
Metris Master Trust
   2.551% due 04/20/2006 (d)                                 20,000       20,029
Metropolitan Asset Funding, Inc.
   2.360% due 04/25/2029 (d)                                  7,758        7,731
Mid-State Trust
   8.330% due 04/01/2030                                     56,336       59,197
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                    283          284
Morgan Stanley ABS Capital, Inc.
   2.200% due 08/25/2030 (d)                                 88,369       88,484
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                      8,332        8,541
Myra-United Mexican States
   2.625% due 10/20/2006 (d)                                    313          304
   2.875% due 12/23/2006 (d)                                     22           21
   2.552% due 12/23/2006 (d)                                  1,530        1,484
   2.625% due 12/23/2006 (d)                                  2,601        2,523
   2.812% due 12/23/2006 (d)                                  1,058        1,026
   2.832% due 12/23/2006 (d)                                    706          685
   2.875% due 12/23/2006 (d)                                  4,348        4,217
   2.552% due 12/23/2006 (d)                                  4,284        4,156
National Medical Care, Inc.
   2.937% due 09/30/2003 (d)                                 22,169       21,906
   2.875% due 09/30/2003 (d)                                  2,132        2,106
New Century Home Equity Loan Trust
   7.540% due 06/25/2029                                        129          136
Novastar Home Equity Loan
   2.175% due 04/25/2028 (d)                                    690          690
NPF XII, Inc.
   2.350% due 03/01/2003 (d)                                  1,517        1,513
   7.050% due 06/01/2003 (d)                                 50,750       51,277
   2.520% due 11/01/2003 (d)                                 46,000       46,000
Oakwood Mortgage Investors, Inc.
   6.200% due 01/15/2015                                        230          233
Option One Mortgage Loan Trust
   2.190% due 09/25/2030 (d)                                 30,539       30,572
Provident Bank Equipment Lease Trust
   2.150% due 11/25/2011 (d)                                 18,512       18,574
Provident Bank Home Equity Loan Trust
   2.150% due 06/25/2021 (d)                                 17,099       17,117

82 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Providian Gateway Master Trust
   2.120% due 03/15/2007 (d)                              $  28,900   $   28,929
   2.180% due 03/16/2009 (d)                                 29,500       28,873
   2.200% due 04/15/2009 (d)                                 19,000       19,053
Providian Master Trust
   6.250% due 06/15/2007                                         25           25
Residential Asset Mortgage Products, Inc.
   7.980% due 12/25/2030                                     24,463       25,971
Residential Asset Securities Corp.
   7.998% due 10/25/2024 (d)                                  3,125        3,153
   2.500% due 10/25/2027 (d)                                  1,048        1,049
Residential Asset Securitization Trust
   6.750% due 03/25/2028                                     40,000       40,006
RJR Nabisco
   7.500% due 12/31/2003                                     19,948       19,948
SallieMae
   2.334% due 07/25/2004 (d)                                    230          230
   2.364% due 10/25/2004 (d)                                  1,633        1,633
   2.344% due 10/25/2004 (d)                                  2,754        2,756
   2.394% due 10/25/2005 (d)                                  8,403        8,431
   2.314% due 10/25/2005 (d)                                  4,293        4,299
   2.454% due 04/25/2006 (d)                                 35,271       35,326
   2.564% due 01/25/2007 (d)                                    431          432
   2.604% due 10/25/2007 (d)                                  6,402        6,423
   2.000% due 04/25/2011 (d)                                 18,551       18,591
Salomon Brothers Mortgage Securities VII
   2.080% due 12/25/2026 (d)                                     10           10
   2.320% due 11/15/2029 (d)                                  9,847        9,885
   2.480% due 12/15/2029 (d)                                 31,857       31,946
   2.240% due 02/25/2030 (d)                                 11,713       11,736
Sand Trust
   2.130% due 08/25/2032 (d)                                 13,548       13,517
Saxon Asset Securities Trust
   2.130% due 05/25/2029 (d)                                  1,169        1,165
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                        479          493
Structured Product Asset Trust
   3.216% due 02/12/2003 (d)                                  4,200        4,074
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                         18           18
UCFC Home Equity Loan
   6.755% due 11/15/2023                                        165          169
   8.200% due 09/15/2027                                         70           73
   6.870% due 07/15/2029                                         70           70
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                        542          543
   6.100% due 02/15/2006                                        102          104
WFS Financial Owner Trust
   6.920% due 01/20/2004                                      9,841        9,945
WMC Mortgage Loan
   2.350% due 10/15/2029 (d)                                 41,190       41,256
                                                                      ----------
Total Asset-Backed Securities                                          1,955,266
                                                                      ==========
(Cost $1,949,302)

SOVEREIGN ISSUES 3.0%

Banco Central Del Uruguay
   6.750% due 02/19/2021                                      4,500        3,848
Hydro-Quebec
   7.375% due 02/01/2003                                        150          156
   8.050% due 07/07/2024                                        800          912
   2.375% due 09/29/2049 (d)                                  5,600        4,875
Kingdom of Jordan
   6.000% due 12/23/2023                                      4,100        3,483
Kingdom of Spain
   7.000% due 07/19/2005                                        500          535
Kingdom of Sweden
  10.250% due 11/01/2015                                        500          622
Province of Manitoba
   7.500% due 02/22/2010                                        340          374
Province of New Brunswick
   7.125% due 10/01/2002                                      1,700        1,740
Province of Newfoundland
   9.000% due 06/01/2019                                        500          608
Province of Nova Scotia
   9.375% due 07/15/2002                                      1,000        1,016
Province of Ontario
   7.750% due 06/04/2002                                        200          202
   7.625% due 06/22/2004                                      1,000        1,072
   7.000% due 08/04/2005                                      1,000        1,068
   6.000% due 02/21/2006                                      1,800        1,850
   5.500% due 10/01/2008                                     12,000       11,876
Province of Quebec
   7.500% due 07/15/2002                                      6,000        6,085
   8.800% due 04/15/2003                                      1,100        1,168
   2.071% due 06/11/2004 (d)                                 15,500       15,502
   6.500% due 01/17/2006                                      2,475        2,592
   6.620% due 04/09/2026                                     25,000       26,471
Republic of Brazil
   3.187% due 04/15/2006 (d)                                212,832      197,146
  11.500% due 03/12/2008                                     26,400       26,466
   3.250% due 04/15/2009 (d)                                  8,735        7,491
  11.000% due 01/11/2012                                     28,350       26,436
   8.000% due 04/15/2014                                    231,382      188,570
   8.875% due 04/15/2024                                      4,000        2,840
  10.125% due 05/15/2027                                     20,000       15,900
  12.250% due 03/06/2030                                      8,000        7,400
  11.000% due 08/17/2040                                    122,500      101,369
Republic of Bulgaria
   2.812% due 07/28/2012 (d)                                  3,624        3,248
   2.813% due 07/28/2024 (d)                                    320          286
Republic of Croatia
   2.875% due 07/31/2006 (d)                                  2,439        2,408
   2.875% due 07/31/2010 (d)                                 34,618       34,099
Republic of Egypt
   7.625% due 07/11/2006                                      5,500        5,644
   8.750% due 07/11/2011                                     18,500       18,038
Republic of Kazakhstan
   8.375% due 10/02/2002                                      5,000        5,130
Republic of Panama
   2.990% due 05/10/2002 (d)                                    494          493
   8.250% due 04/22/2008                                     60,950       61,255
   9.625% due 02/08/2011                                     15,000       15,525
   4.750% due 07/17/2014 (d)                                 15,903       14,392
Republic of Peru
   9.125% due 02/21/2012                                     27,000       26,690
   4.000% due 03/07/2017                                     11,000        8,258
Republic of Poland
   6.000% due 10/27/2014                                      8,910        8,922
   3.750% due 10/27/2024                                     55,540       39,989
Republic of South Africa
   9.125% due 05/19/2009                                     76,425       82,003
State of Israel
   6.200% due 06/14/2003                                         25           25
State of Qatar
   3.110% due 02/18/2004 (d)                                  4,734        4,663
United Mexican States
   0.000% due 06/30/2003 (d)                                 86,989          461
   5.625% due 04/07/2004 (d)                                 14,436       14,808
   6.872% due 04/07/2004 (d)                                 18,181       16,471
   8.500% due 02/01/2006                                      4,681        5,040
  10.375% due 02/17/2009                                         42           49
   9.875% due 02/01/2010                                     23,800       26,870
   8.375% due 01/14/2011                                     24,193       25,354
   7.500% due 01/14/2012                                     41,700       41,585
  11.375% due 09/15/2016                                     39,800       49,838
   8.125% due 12/30/2019                                      2,000        1,981
   6.250% due 12/31/2019                                     93,510       86,852
  11.500% due 05/15/2026                                      5,500        7,131
   8.300% due 08/15/2031                                    330,450      328,798
                                                                      ----------
Total Sovereign Issues                                                 1,579,508
                                                                      ==========
(Cost $1,551,909)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 83

Total Return Fund
March 31, 2002

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.6%

Banque Centrale De Tunisie
     7.500% due 08/06/2009                          EC       2,300    $  2,073
Commonwealth of Canada
     5.750% due 09/01/2006                          C$         120          77
     4.250% due 12/01/2026                                  15,607      10,647
Commonwealth of New Zealand
     4.500% due 02/15/2016                          N$      78,000      37,165
Federal Home Loan Bank
     5.250% due 01/15/2006                          EC         165         145
Freddie Mac
     4.500% due 03/15/2004                                      70          61
     5.750% due 09/15/2010                                     165         146
Halifax Group Euro Finance
     7.627% due 12/29/2049                                  14,700      13,890
KBC Funding Trust
     8.220% due 11/29/2049                                  20,764      19,242
Korea Electric Power Corp.
     4.174% due 10/31/2002 (d)                              18,900       8,403
Lloyds TSB Capital
     7.375% due 02/07/2049                                  26,000      24,517
Oesterreich Kontrollbank
     1.800% due 03/22/2010                          JY      12,000          96
Pfizer, Inc.
     0.800% due 03/18/2008                                  16,000         121
Royal Bank of Scotland Group PLC
     6.770% due 03/31/2049                          EC     107,300      96,718
United Kingdom Gilt
     5.000% due 03/07/2012                          BP          50          70
United Mexican States
     3.100% due 04/24/2002                          JY   2,542,000      19,177
     8.750% due 05/30/2002                          BP      23,000      32,908
     10.375% due 01/29/2003                         EC         200          93
     7.000% due 06/02/2003                          C$      30,200      18,991
     6.872% due 04/07/2004 (d)                      EC      18,181      16,471
     6.750% due 06/06/2006                          JY   2,000,000      17,729
     7.500% due 03/08/2010                          EC       5,000       4,476
                                                                      --------
Total Foreign Currency-Denominated Issues                              323,216
(Cost $351,241)                                                       ========

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
     Strike @ 95.500 Exp. 06/17/2002                   $61,222,000         383
     Strike @ 93.750 Exp. 06/17/2002                    21,387,000         134
     Strike @ 92.750 Exp. 06/17/2002                     4,215,000          53
     Strike @ 92.250 Exp. 06/17/2002                    22,000,000         275
Harborview Mortgage Loan Trust
     7.470% due 08/19/2030
     Strike @ 100.000 Exp. 05/01/2005                   22,975,000           0
PNC Mortgage Securities (OTC)
     7.470% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                    6,200,000           0
                                                                      --------
Total Purchased Put Options                                                845
(Cost $2,744)                                                         ========

  PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
     5.750% due 11/15/2005
     Strike @ 93.260 Exp. 05/01/2002                     3,300,000         321
                                                                      --------
Total Purchased Put Options                                                321
(Cost $387)                                                           ========

  CONVERTIBLE BONDS & NOTES 0.0%

Banking & Finance 0.0%
Verizon Global Funding
     5.750% due 04/01/2003                               1,500,000       1,519
                                                                      --------
Industrial 0.0%
Enron Corp.
     0.000% due 02/07/2021 (e)                          17,999,000       1,620
                                                                      --------

                                                                        Value
                                                        Shares         (000s)
-----------------------------------------------------------------------------

Utilities 0.0%
Cox Communications, Inc.
     0.425% due 04/19/2020                              25,000,000    $ 10,563
                                                                      --------
Total Convertible Bonds & Notes                                         13,702
(Cost $27,268)                                                        ========

  PREFERRED SECURITIES 0.9%

DG Funding Trust
     4.159% due 12/29/2049 (d)                              35,250     363,075
Royal Bank of Scotland Group PLC
     0.000% due 12/01/2003                                  87,000      97,375
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                                  38,900      43,099
                                                                      --------
Total Preferred Security                                               503,549
(Cost $495,907)                                                       ========

  PREFERRED STOCK 0.1%

Centaur Funding Corp.
     9.080% due 04/21/2020                                     125         133
CSC Holdings, Inc.
     11.125% due 04/01/2008                                 27,036       2,778
Fortis Amev NV
     3.870% due 12/31/2049 (d)                                  86      12,040
     3.860% due 12/31/2049 (d)                                  85      11,900
Home Ownership Funding
     13.331% due 01/31/2049                                  4,125       2,966
Northern Rock PLC
     8.000% due 12/31/2049                                     260       6,604
TCI Communications, Inc.
     9.720% due 12/31/2036                                 622,553      15,576
                                                                      --------
Total Preferred Stock                                                   51,997
(Cost $49,857)                                                        ========

  SHORT-TERM INSTRUMENTS 12.6%

                                                         Principal
                                                            Amount
                                                            (000s)
Commercial Paper 12.0%
AT&T Corp.
     4.525% due 08/06/2002                                $214,900     214,897
     3.325% due 08/06/2002                                  14,000      14,000
Becton Dickinson & Co.
     2.100% due 04/25/2002                                   1,001       1,000
BP Amoco Capital PLC
     1.850% due 04/01/2002                                  31,000      31,000
Canadian Wheat Board
     1.810% due 05/06/2002                                     731         730
Coca-Cola Co.
     1.750% due 04/26/2002                                  11,900      11,886
Danske Corp.
     1.800% due 04/10/2002                                     200         200
Electricite De France
     1.810% due 04/18/2002                                     800         799
     1.770% due 04/26/2002                                   4,100       4,095
Fannie Mae
     1.810% due 04/01/2002                                   6,400       6,400
     1.760% due 04/01/2002                                  20,000      19,989
     1.730% due 04/24/2002                                   4,256       4,251
     1.740% due 04/24/2002                                 218,900     218,657
     1.770% due 05/08/2002 (b)                               8,000       7,985
     1.750% due 05/08/2002 (b)                              28,075      28,025
     1.760% due 05/08/2002 (b)                                  20          20
     1.820% due 07/03/2002                                 140,445     139,732
     1.815% due 07/03/2002                                 187,300     186,349
     1.750% due 07/10/2002                                   2,600       2,586
     1.865% due 08/14/2002                                   1,000         992
     1.880% due 08/14/2002                                  76,990      76,387
     1.990% due 08/21/2002                                     700         694
     2.010% due 08/21/2002                                   4,642       4,603
     1.900% due 08/21/2002                                 148,315     147,080
     1.865% due 08/21/2002                                  16,100      15,966
     1.865% due 08/23/2002                                   3,000       2,975

84 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount             Value
                                                            (000s)            (000s)
------------------------------------------------------------------------------------
     1.880% due 08/28/2002                              $   61,800          $ 61,254
     1.900% due 08/28/2002                                   4,600             4,559
     1.910% due 09/04/2002                                  26,100            25,856
     1.915% due 09/04/2002                                     500               495
     2.020% due 09/04/2002                                   2,500             2,477
     2.065% due 09/04/2002                                  28,900            28,630
     2.090% due 09/11/2002                                  34,714            34,372
     2.035% due 09/11/2002                                   2,500             2,475
     2.040% due 09/11/2002                                  15,800            15,644
     2.100% due 09/18/2002                                  77,300            76,497
     2.140% due 09/18/2002                                   8,400             8,313
     2.160% due 09/18/2002                                   5,600             5,542
     2.060% due 09/20/2002                                  23,800            23,549
     2.100% due 11/29/2002                                   2,000             1,967
Federal Home Loan Bank
     1.760% due 04/05/2002                                   4,000             3,999
     1.760% due 04/12/2002                                  13,200            13,193
     1.770% due 04/19/2002                                  19,900            19,882
     1.775% due 04/24/2002                                   2,550             2,547
     1.785% due 04/24/2002                                   4,500             4,495
     1.790% due 04/24/2002                                   1,900             1,898
     1.750% due 05/03/2002                                  21,000            20,967
     1.745% due 05/08/2002 (b)                              40,565            40,492
     2.010% due 08/23/2002                                     400               397
     1.900% due 08/28/2002                                 167,685           166,204
     2.085% due 09/13/2002                                  79,800            79,001
     2.120% due 12/02/2002                                     228               224
Freddie Mac
     1.820% due 04/01/2002                                  74,700            74,700
     1.820% due 04/04/2002                                  18,157            18,154
     1.820% due 04/05/2002                                  83,900            83,883
     1.760% due 04/09/2002                                   1,600             1,599
     1.780% due 04/16/2002                                   4,000             3,997
     1.790% due 04/23/2002                                     500               499
     1.740% due 04/25/2002                                 134,000           133,845
     1.770% due 04/30/2002 (b)                               1,300             1,298
     1.780% due 04/30/2002 (b)                               8,200             8,188
     1.785% due 04/30/2002 (b)                               7,900             7,889
     1.800% due 05/07/2002 (b)                              10,000             9,982
     1.800% due 05/14/2002 (b)                              10,000             9,979
     1.923% due 05/31/2002                                   2,675             2,666
     1.750% due 06/20/2002                                  63,900            63,617
     1.870% due 08/15/2002                                 146,550           145,391
     1.985% due 08/15/2002                                   7,600             7,540
     1.880% due 08/28/2002                                   8,000             7,929
     1.865% due 08/30/2002                                  19,000            18,830
     1.870% due 08/30/2002                                  23,000            22,794
     2.085% due 09/12/2002                                   9,700             9,604
     2.060% due 09/13/2002                                  10,700            10,593
     2.060% due 09/18/2002                                   1,600             1,583
Goldman Sachs Group
     1.850% due 04/01/2002                                 141,000           141,000
     1.860% due 04/03/2002                                  48,000            47,995
KFW International Finance, Inc.
     1.830% due 04/01/2002                                  10,000            10,000
     1.750% due 04/18/2002                                  24,400            24,380
     1.790% due 04/18/2002                                     500               500
     1.820% due 05/09/2002                                     100               100
Kraft Foods, Inc.
     1.820% due 04/26/2002                                   1,146             1,145
PB Finance (Delaware), Inc.
     1.840% due 04/29/2002                                  70,800            70,699
     1.750% due 04/30/2002                                 200,000           199,718
     1.820% due 05/06/2002                                   2,000             1,996
     1.710% due 07/17/2002                                 100,000            99,404
President & Fellows Harvard Co.
     1.800% due 04/01/2002                                  26,632            26,632
SBC Communications, Inc.
     1.790% due 04/15/2002                                   1,500             1,499
     1.740% due 04/29/2002                                  30,000            29,959
Sprint Capital Corp.
     2.740% due 04/22/2002                                  36,200            36,142
     3.210% due 04/23/2002                                  77,300            77,148
     2.490% due 05/07/2002                                  24,700            24,638
     3.450% due 05/07/2002                                  13,100            13,055
Svenska Handlesbank, Inc.
     1.820% due 05/13/2002                                     600               599
TotalFinaElf SA
     1.860% due 04/02/2002                                  90,060            90,055
     1.900% due 04/02/2002                                 370,123           370,103
UBS Finance, Inc.
     1.850% due 04/01/2002                               2,484,100         2,484,100
     2.160% due 08/20/2002                                  14,000            13,885
     1.920% due 08/21/2002                                  10,100            10,016
     1.930% due 08/21/2002                                   3,100             3,074
     2.160% due 08/21/2002                                  12,400            12,297
     1.920% due 08/22/2002                                 105,300           104,415
Verizon Global Funding
     1.780% due 04/30/2002                                     300               300
     1.800% due 04/30/2002                                     300               300
Wal-Mart Stores, Inc.
     1.770% due 04/02/2002                                  51,770            51,767
                                                                       -------------
                                                                           6,377,708
                                                                       =============
Repurchase Agreements 0.3%
State Street Bank
     1.550% due 04/01/2002                                  20,019            20,019
                                                                       -------------
     (Dated 03/28/2002. Collateralized by U.S. Treasury
     Bonds 8.500% due 02/15/2020 valued at $20,426.
     Repurchase proceeds are $20,022.)

Credit Suisse First Boston
     1.880% due 04/01/2002                                   5,300             5,300
     (Dated 03/28/2002. Collaterized by U.S. Treasury
     Bonds due 11/15/2021 valued at $5,419.
     Repurchase proceeds are $5,301.

Credit Suisse First Boston
     1.820% due 04/01/2002                                 131,200           131,200
     (Dated 03/28/2002. Collaterized by U.S. Treasury
     Bonds due 11/15/2021 valued at $134,131.
Repurchase proceeds are $131,227.
                                                                       -------------
                                                                             156,519
                                                                       =============
U.S. Treasury Bills 0.3%
     1.728% due 04/11/2002-09/05/2002 (b)(j)               173,170           172,901
                                                                       -------------

Total Short-Term Instruments                                               6,707,128
                                                                       =============
(Cost $6,708,273)

Total Investments (a) 126.2%                                           $  67,170,655
(Cost $67,359,581)

Written Options (c) (0.6%)                                                  (307,007)
(Premiums $316,125)

Other Assets and Liabilities (Net) (25.6%)                               (13,650,622)
                                                                       -------------
Net Assets 100.0%                                                      $  53,213,026
                                                                       =============
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $67,385,199 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $     564,488

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (779,032)
                                                                       -------------
Unrealized depreciation-net                                            $    (214,544)
                                                                       =============

(b) Securities with an aggregate market value of $624,194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 85

Total Return Fund
March 31, 2002

                                                                     Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                           17,370     $   (2,608)
Municipal Bond (06/2002)                                   1,685            616
U.S. Treasury 5 Year Note (06/2002)                       14,752            141
U.S. Treasury 10 Year Note (06/2002)                      26,314         32,633
U.S. Treasury 30 Year Bond (06/2002)                       9,118        (21,579)
Eurodollar September Futures (09/2002)                     1,567         (1,573)
Eurodollar March Futures (03/2003)                            24             (9)
Eurodollar June Futures (06/2003)                             24            (14)
Eurodollar September Futures (09/2003)                        24            (15)
                                                                     ----------
                                                                     $    7,592
                                                                     ==========

(c) Premiums received on written options:

                                                # of
Type                                       Contracts     Premium          Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004             270,000,000  $ 11,001   $ 15,968
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004             270,000,000    11,001      5,299
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004             400,000,000    13,710     16,329
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.200 Exp. 11/02/2004              25,200,000       791        200
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004             185,200,000     5,978      7,560
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004             135,500,000     5,468      8,013
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004             135,500,000     5,468      2,659
Call - OTC Japanese Yen vs. U.S. Dollar
    Strike @ 141.500 Exp. 06/05/2002        28,443,599,000    14,344     14,493
Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.935 Exp. 06/05/2002             571,894,000    35,008     37,157
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.000 Exp. 01/07/2005              76,300,000     2,888      2,704
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.500 Exp. 01/07/2005              76,300,000     1,593        898
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.500 Exp. 01/07/2005              91,600,000     2,221      1,078
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.000 Exp. 01/07/2005              91,600,000     3,092      3,245
Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.930 Exp. 05/08/2002             678,240,000    42,989     39,981
Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002                 61,875    37,056        387
Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                 55,354    35,605        346
Put - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                  4,888     2,551        183
Put - CME Eurodollar September Futures
    Strike @ 96.500 Exp. 09/16/2002                  4,913     3,710      2,457
Put - CME Eurodollar September Futures
    Strike @ 97.250 Exp. 09/16/2002                 16,477    10,129     25,127
Put - CME Eurodollar September Futures
    Strike @ 97.000 Exp. 09/16/2002                     54        36         61
Put - CME Eurodollar September Futures
    Strike @ 96.750 Exp. 09/16/2002                  6,021     3,293      4,591
Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/16/2002                  2,027     1,836      1,926
Put - CME Eurodollar December Futures
    Strike @ 96.500 Exp. 12/16/2002                 60,481    46,274     98,281
Put - CBOT U.S. Treasury Note May Futures
    Strike @ 100.000 Exp. 05/25/2002                39,866    20,083     18,064
                                                           --------------------
                                                            $316,125   $307,007
                                                           ====================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by           Settlement   Appreciation/
Type              Currency         Contract                Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                    BP          109,406              05/2002     $     (107)
Sell                    C$           27,294              04/2002             30
Buy                     EC        1,547,546              04/2002        (16,523)
Sell                                 10,460              04/2002            114
Sell                                645,970              05/2002         (1,502)
Sell                                531,959              06/2002          3,420
Buy                     JY      236,267,371              04/2002        (11,641)
Sell                            271,760,931              04/2002         26,316
Buy                              69,942,510              06/2002            673
Sell                             43,628,994              06/2002            (13)
Sell                    N$           56,333              04/2002         (1,261)
                                                                     ----------
                                                                     $     (494)
                                                                     ==========

(g) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       DM - German Mark
       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar

(h) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers, Inc.
Exp. 04/19/2005                                       $   13,033     $    1,759

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                           35,000         (1,644)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                       EC  62,000            (49)

86  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                     JY    37,000     $      (97)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                        1,500,000           (535)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                          580,000           (148)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                     EC   243,700           (445)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                     JY24,500,000        (16,615)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011                                       10,000,000         (2,942)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011                                       11,050,000         (3,349)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                        3,734,100         (1,147)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                     $    464,200         (8,014)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                           34,300           (590)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                           22,000            (32)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                        1,560,300        (18,184)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                     $  1,063,400     $   12,106

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2007                                          298,800          3,580

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                           35,300            516

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017                                     BP    77,300             48

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                           38,100             53

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017                                          336,300          2,735

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017                                     EC   660,700         (1,531)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                     BP   134,100            301

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 12/31/2004                                     $     50,000             27

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                           20,000            (66)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                           10,000            (89)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  87

Total Return Fund
March 31, 2002

--------------------------------------------------------------------------------

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers, Inc.
Exp. 04/18/2003                                           $  25,000    $   26

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                              50,000        53

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                              50,000        118

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 05/09/2002                                              20,000        (75)

Receive fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 01/30/2021.

Broker: Lehman Brothers, Inc.
Exp. 06/15/2004                                              21,500       (127)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: Goldman Sachs
Exp. 06/15/2004                                              100,000      (605)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                              100,000      (489)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                               50,000       741

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the even of default of WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                              150,000    (9,426)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group SA. 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                               25,000    (1,378)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/14/2004                                              50,000       (200)

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003                                              50,000        (62)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                             100,000        (92)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                              20,000        (62)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley
Exp. 08/06/2002                                              20,000       (130)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                              20,000       (153)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 08/06/2002                                              30,000       (320)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 08/15/2002                                              25,000       (288)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                              30,000       (316)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                              65,000       (112)

88  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                               $ 76,500 $  (945)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                                 68,500       12

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 12/17/2002                                                 50,000      330

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.500% due 07/15/2006.

Broker: Morgan Stanley
Exp. 02/26/2007                                                103,300       68
                                                                       --------
                                                                       $(47,784)
                                                                       ========

(i) Principal amount of the security is adjusted for inflation.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Restricted security.

(l) Security becomes interest bearing at a future date.

(m) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)     Maturity      Par         Value       Proceeds
-------------------------------------------------------------------------------
Fannie Mae             8.000    4/11/2032   68,000  $     71,378     $   71,347
U.S. Treasury Note     4.625    5/15/2006  247,325       246,446        246,958
                                                    ---------------------------
                                                    $    317,824     $  318,305
                                                    ===========================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  89

Schedule of Investments
Total Return Fund II
March 31, 2002
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 40.9%

Banking & Finance 25.8%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                   $ 1,100       $ 1,243
Allstate Corp.
   6.750% due 06/15/2003                                     9,300         9,661
   7.875% due 05/01/2005                                       200           214
American Express Travel
   5.625% due 01/22/2004                                     5,000         5,099
Associates Corp. of North America
   5.750% due 11/01/2003                                       600           617
Bank of America Corp.
   7.500% due 10/15/2002                                       400           409
Bank of New York
   6.625% due 06/15/2003                                     5,000         5,184
Bank One Corp.
   2.100% due 05/10/2004 (d)                                 4,500         4,500
   5.900% due 11/15/2011                                     2,200         2,106
Bear Stearns Co., Inc.
   2.200% due 12/01/2003 (d)                                17,200        17,216
Bellsouth Savings & Employee Stock Ownership Trust
   9.125% due 07/01/2003                                         9             9
Beneficial Corp.
   6.750% due 02/11/2003                                        10            10
Caterpillar Financial Services Corp.
   5.890% due 06/17/2002                                       840           847
Chase Manhanttan Corp.
   7.625% due 01/15/2003                                     5,000         5,173
CIT Group, Inc.
   2.150% due 09/13/2002 (d)                                10,000         9,978
   2.325% due 04/07/2003 (d)                                23,400        23,173
Citicorp
   7.125% due 06/01/2003                                     4,000         4,172
Citigroup, Inc.
   6.000% due 02/21/2012                                     3,400         3,290
Credit Suisse First Boston, Inc.
   6.500% due 01/15/2012                                     2,100         2,066
Donaldson, Lufkin & Jenrette, Inc.
   2.235% due 07/18/2003 (d)                                 7,000         7,021
   6.875% due 11/01/2005                                       225           236
First Chicago Corp.
   6.875% due 06/15/2003                                     4,000         4,160
First Union Corp.
   2.360% due 03/31/2005 (d)                                 6,300         6,318
Ford Motor Credit Co.
   8.000% due 06/15/2002                                     5,000         5,044
   2.020% due 02/03/2003 (d)                                10,000         9,867
   2.180% due 03/17/2003 (d)                                10,000         9,838
   2.170% due 11/24/2003 (d)                                 5,000         4,859
   5.750% due 02/23/2004                                     5,500         5,477
   6.700% due 07/16/2004                                       200           203
   7.500% due 03/15/2005                                    30,000        30,478
General Motors Acceptance Corp.
   5.480% due 12/16/2002                                       235           239
   2.050% due 02/14/2003 (d)                                20,000        19,836
   2.010% due 08/18/2003 (d)                                 1,700         1,675
   2.490% due 01/20/2004 (d)                                24,825        24,545
   2.680% due 05/04/2004 (d)                                32,700        32,263
Goldman Sachs Group, Inc.
   7.800% due 07/15/2002                                     9,500         9,642
   5.900% due 01/15/2003                                     2,000         2,045
   2.150% due 03/19/2003 (d)                                 5,000         5,007
   2.490% due 01/20/2009 (d)                                 5,000         5,051
Heller Financial, Inc.
   6.500% due 07/22/2002                                    10,000        10,130
   6.440% due 10/06/2002                                       400           408
   2.070% due 04/28/2003 (d)                                15,000        15,087
   7.875% due 05/15/2003                                       150           158
Household Finance Corp.
   2.278% due 06/24/2003 (d)                                15,000        14,899
   6.250% due 08/15/2003                                        50            51
   2.251% due 05/28/2004 (d)                                 5,400         5,310
   5.875% due 09/25/2004                                    15,000        15,028
J.P. Morgan & Co.
   7.625% due 09/15/2004                                       250           266
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                                12,000        13,584
Mellon Funding Corp.
   5.750% due 11/15/2003                                       200           207
Merrill Lynch & Co.
   2.168% due 06/24/2003 (d)                                20,000        20,014
Morgan Stanley Tracers
   7.201% due 09/15/2011 (d)                                 5,460         5,544
Morgan Stanley, Dean Witter & Co.
   7.125% due 01/15/2003                                       275           284
   2.120% due 05/05/2003 (d)                                20,000        20,006
   2.150% due 08/07/2003 (d)                                 6,200         6,212
National Rural Utilities Cooperative Finance Corp.
   6.070% due 06/05/2002                                        25            25
   8.000% due 03/01/2032                                    15,000        15,422
NationsBank Corp.
   6.200% due 08/15/2003                                    10,800        11,129
   8.625% due 11/15/2003                                     1,550         1,662
   6.500% due 03/15/2006                                       250           257
PNC Funding Corp.
   6.125% due 09/01/2003                                     1,400         1,441
Qwest Capital Funding, Inc.
   7.250% due 02/15/2011                                     2,900         2,360
Salomon, Smith Barney Holdings
   2.060% due 04/28/2003 (d)                                 9,000         9,013
Textron Financial Corp.
   2.251% due 05/28/2002 (d)                                10,000         9,989
   2.023% due 09/17/2002 (d)                                25,000        24,922
Wachovia Corp.
   4.950% due 11/01/2006                                     4,400         4,272
WestDeutsche Landesbank
   6.050% due 01/15/2009                                       625           621
                                                                        --------
                                                                         487,072
                                                                        ========
Industrials 5.4%
Amerada Hess Corp.
   7.125% due 03/15/2033                                    10,000         9,671
American Airlines, Inc.
   7.858% due 10/01/2011                                     2,400         2,476
AOL Time Warner, Inc.
   7.625% due 04/15/2031                                     2,400         2,396
Cingular Wireless
   6.500% due 12/15/2011                                    10,000         9,627
ConAgra Foods, Inc.
   2.621% due 09/10/2003 (d)                                17,000        17,018
Conoco, Inc.
   5.900% due 04/15/2004                                       250           257
Continental Cablevision
   8.300% due 05/15/2006                                       100           105
DaimlerChrysler North America Holding Corp.
   2.360% due 08/01/2003 (d)                                24,700        24,474
   2.131% due 08/21/2003 (d)                                 2,700         2,665
Dow Chemical Co.
   8.040% due 07/02/2005                                     4,687         4,962
Ford Motor Co.
   7.450% due 07/16/2031                                       400           363
General Motors Corp.
   6.250% due 05/01/2005                                       250           250
GTE California, Inc.
   7.650% due 03/15/2007                                       400           432
Kroger Co.
   2.660% due 08/16/2012 (d)                                 4,100         4,101
Norfolk Southern Corp.
   6.950% due 05/01/2002                                     3,000         3,011
Phillips Petroleum Co.
   6.650% due 03/01/2003                                       400           411
Procter & Gamble Co.
   5.250% due 09/15/2003                                       600           614
Qwest Corp.
   8.875% due 03/15/2012                                     2,200         2,171
Time Warner, Inc.
   7.975% due 08/15/2004                                     3,345         3,552

90 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

Times Mirror Co.
   7.450% due 10/15/2009                                   $   100      $    106
Transcontinental Gas Pipelines
   6.125% due 01/15/2005                                       300           294
United Air Lines, Inc.
   9.190% due 12/24/2013                                     7,213         5,941
Waste Management, Inc.
   6.875% due 05/15/2009                                     7,000         6,807
                                                                        --------
                                                                         101,704
                                                                        ========
Utilities 9.7%
Allegheny Energy Supply
   2.660% due 05/01/2002 (d)                                14,500        14,500
AT&T Corp.
   8.000% due 11/15/2031                                    10,900        10,617
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                       700           700
Carolina Power & Light, Inc.
   2.330% due 07/29/2002 (d)                                 9,100         9,079
   7.875% due 04/15/2004                                       400           424
Commonwealth Edison Co.
   6.625% due 07/15/2003                                       288           298
Conoco Funding Co.
   7.250% due 10/15/2031                                     4,200         4,351
Entergy Gulf States, Inc.
   3.211% due 09/01/2004 (d)                                24,600        24,623
Kerr-McGee Corp.
   2.797% due 06/28/2004 (d)                                 3,100         3,096
Metropolitan Edison Co.
   7.220% due 01/30/2003                                     2,000         2,065
   6.400% due 02/09/2006                                     2,412         2,454
Oneok, Inc.
   2.450% due 04/24/2002 (d)                                 5,000         5,000
Pacificorp
   7.200% due 08/15/2002                                    11,000        11,180
Philadelphia Electric
   7.125% due 09/01/2002                                        90            92
   6.500% due 05/01/2003                                     1,840         1,892
Reliant Energy, Inc.
   7.875% due 07/01/2002                                     1,375         1,387
South Point Energy
   8.400% due 05/30/2012                                    10,000         8,600
Sprint Capital Corp.
   5.700% due 11/15/2003                                       375           360
   6.000% due 01/15/2007                                       300           275
   8.375% due 03/15/2012                                     1,200         1,184
   8.750% due 03/15/2032                                    29,000        28,125
Texas Utilities Corp.
   6.750% due 03/01/2003                                     5,000         5,130
   2.600% due 06/15/2003 (d)                                32,000        32,041
Verizon Pennsylvania
   5.650% due 11/15/2011                                    16,800        15,440
                                                                        --------
                                                                         182,913
                                                                        --------
Total Corporate Bonds & Notes                                            771,689
                                                                        ========
(Cost $775,410)

  MUNICIPAL BONDS & NOTES 0.9%

Arizona 0.0%
Phoenix Arizona Civic Import Corp. Water System
Revenue Bonds, Series 2002 0.000% due 07/01/2022               550           249
                                                                        --------
Connecticut 0.0%
Connecticut State General Obligation Bonds, Series 2002
5.000% due 11/15/2019                                          183           179
5.125% due 11/15/2020                                          538           534
                                                                        --------
                                                                             713
                                                                        ========
Georgia 0.0%
Georgia State Road & Tollway Authority Revenue Bonds,
(ST GTD Insured), Series 2002 5.000% due 03/01/2018            303           299
                                                                        --------
Illinois 0.1%
Illinois Educatonal Facilities Authority Revenue
Bonds, Series 2002 5.250% due 07/01/2041                       178           165

Illinois State General Obligation Bonds, (FSA Insured),
Series 2002 5.250% due 04/01/2022                            1,100         1,080
                                                                         -------
                                                                           1,245
                                                                         =======
Massachusetts 0.1%
Massachusetts State General Obligation Bonds,
(FSA Insured), Series 2002 5.500% due 03/01/2022               950           991
                                                                         -------
Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 02/01/2023                                          173           165
                                                                         -------
Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA Insured), Series 2002 6.200% due 02/01/2017              175           220
                                                                         -------
Nevada 0.0%
Clark County, Nevada General Obligation Bonds,
(MBIA Insured), Series 2000 5.000% due 06/15/2019              500           477
                                                                         -------
New Jersey 0.2%
New Jersey State Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2002
5.500% due 12/15/2016                                          849           986
5.000% due 12/15/2021                                          219           212

New Jersey State Transportation Toll Road Authority
Revenue Bonds, Series 2001 5.000% due 12/15/2021             2,600         2,550
                                                                         -------
                                                                           3,748
                                                                         =======
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
2.071% due 06/01/2009 (d)                                    4,401         4,401
                                                                         -------
Ohio 0.0%
Ohio State General Obligation Bonds, Series 2002
5.125% due 09/15/2022                                          160           156
                                                                         -------
Pennsylvania 0.0%
Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002 5.000% due 07/15/2041             345           303

Philadelphia Pennsylvania Authority For Industrial Development
lease Revenue Bonds, (FSA Insured), Series 2002
5.250% due 10/01/2030                                           75            73
                                                                         -------
                                                                             376
                                                                         =======
South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds, Series 2002 5.125% due 01/01/2020 (d)                   100            98
                                                                         -------
Texas 0.1%
Dallas Texas Independent School District, (PSF-GTD Insured),
Series 2002 5.500% due 02/15/2019 (d)                          500           518

Houston Texas General Obligation Bonds, (FSA Insured),
Series 2002 5.375% due 03/01/2018                              140           144

Texas State Affordable Housing Corp. Multifamily Revenue
Bonds, Series 2002 0.000% due 09/01/2022                       200           200
                                                                         -------
                                                                             862
                                                                         =======
Washington State 0.1%
Energy Northwest Washington Electric Revenue Bonds,
Series 2002 5.350% due 07/01/2018                            1,200         1,353
6.000% due 07/01/2018                                          150           157

Washington State General Obligation Bonds
5.000% due 07/01/2017                                          700           669
                                                                         -------
                                                                           2,179
                                                                         -------
Total Municipal Bonds & Notes                                             16,179
                                                                         =======
(Cost $16,165)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 91

Total Return Fund II
March 31, 2002

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 0.6%

Fannie Mae
    5.250% due 01/15/2003                             $       60     $       61
    6.000% due 05/15/2008                                    200            204
    6.100% due 02/04/2009                                  1,000            999
    6.375% due 06/15/2009                                    450            465
    6.625% due 09/15/2009                                  1,060          1,110
    6.250% due 02/17/2011                                    150            150
Federal Farm Credit Bank
    7.700% due 04/25/2007                                    500            502
Federal Home Loan Bank
    5.365% due 12/11/2008                                    400            392
    0.000% due 07/27/2018                                  2,900            893
Freddie Mac
    5.200% due 05/24/2004                                    150            151
    5.500% due 04/11/2006                                    100            101
    5.125% due 10/15/2008                                    640            621
    6.625% due 09/15/2009                                    250            262
Small Business Administration
    7.449% due 08/01/2010                                  4,577          4,868
                                                                     ----------
Total U.S. Government Agencies                                           10,779
                                                                     ==========
(Cost $10,348)

  U.S. TREASURY OBLIGATIONS 5.9%

Treasury Inflation Protected Securities (e)
    3.375% due 01/15/2007 (b)                             14,642         14,946
    3.625% due 07/15/2002 (b)                             10,062         10,233
    3.625% due 01/15/2008                                  7,015          7,202
    3.625% due 04/15/2028                                  2,409          2,454
    3.875% due 04/15/2029                                  3,124          3,320
U.S. Treasury Bonds
    5.250% due 11/15/2028                                 30,000         27,013
    6.000% due 02/15/2026                                 32,300         32,150
    6.250% due 08/15/2023                                  6,600          6,761
    8.125% due 08/15/2019                                    175            214
   10.625% due 08/15/2015                                    200            288
   12.000% due 08/15/2013                                  3,500          4,750
U.S. Treasury Notes
    6.500% due 05/15/2005                                    300            319
    6.500% due 08/15/2005                                    240            255
    6.500% due 10/15/2006                                    600            640
    7.250% due 05/15/2004                                    425            455
                                                                     ----------
Total U.S. Treasury Obligations                                         111,000
                                                                     ==========
(Cost $119,325)

  MORTGAGE-BACKED SECURITIES 43.5%

Collateralized Mortgage Obligations 12.4%
Bear Stearns Adjustable Rate Mortgage Trust
    7.465% due 12/25/2030 (d)                              1,114          1,130
    6.689% due 11/25/2031 (d)                              8,243          8,263
    6.145% due 12/25/2031 (d)                              4,195          4,178
    6.192% due 12/25/2031 (d)                              6,406          6,378
Chase Mortgage Finance Corp.
    7.000% due 07/25/2028                                  1,514          1,499
COMM
    6.145% due 02/15/2008                                  3,724          3,816
Dime Savings
    6.487% due 11/01/2018 (d)                                 21             21
DLJ Mortgage Acceptance Corp.
   11.000% due 08/01/2019                                     89            100
E-Trade Bank Mortgage Backed Securities Trust
    7.094% due 09/25/2031                                 13,173         13,312
Fannie Mae
    9.000% due 06/25/2018                                     10             11
    6.000% due 09/25/2018                                     12             12
    9.250% due 07/25/2019                                  1,180          1,245
    7.000% due 09/25/2020                                     26             27
First Horizon Asset Securities, Inc.
    6.750% due 02/25/2031                                  4,974          4,915
Freddie Mac
    5.950% due 07/15/2003                                     59             60
   11.875% due 06/15/2013                                     84             85
    8.800% due 12/01/2015                                    178            184
    9.250% due 11/15/2019                                     18             19
    9.000% due 12/15/2020                                    618            653
    7.000% due 07/15/2022                                 15,167         15,602
    7.500% due 01/15/2023                                 19,845         21,033
    6.750% due 04/25/2024                                  8,855          8,619
    8.000% due 06/15/2030                                  8,623          9,039
GMAC Commercial Mortgage Securities, Inc.
    2.500% due 09/11/2006 (d)                              5,000          4,500
Guaranteed Mortgage Corp.
    9.300% due 07/20/2019                                    240            240
G-Wing Ltd.
    4.530% due 05/06/2004 (d)                             21,700         21,700
Indymac Adjustable Rate Mortgage Trust
    6.490% due 01/25/2032 (d)                              3,654          3,643
Mellon Residential Funding Corp.
    6.570% due 07/25/2029 (d)                              1,373          1,392
Merrill Lynch Mortgage Investors, Inc.
    2.201% due 01/20/2030 (d)                             10,785         10,784
Morgan Stanley Dean Witter Capital I
    2.180% due 07/11/2011 (d)                                594            590
Nationslink Funding Corp.
    6.654% due 02/10/2006                                  3,000          3,117
    2.230% due 04/10/2007 (d)                              1,675          1,678
Norwest Asset Securities Corp.
    7.500% due 03/25/2027                                 13,725         14,126
PNC Mortgage Securities Corp.
    7.750% due 08/25/2030                                  1,060          1,060
Residential Accredit Loans, Inc.
    7.250% due 11/25/2027                                  1,853          1,852
Residential Funding Mortgage Securities, Inc.
    7.000% due 11/25/2027                                 12,035         12,191
Salomon Brothers Mortgage Securities VII
    2.230% due 04/25/2029 (d)                              2,408          2,414
    7.600% due 11/25/2030                                    772            785
Structured Asset Securities Corp.
    6.500% due 09/25/2031 (d)                              5,003          5,069
    6.250% due 01/25/2032 (d)                              8,696          9,131
    6.320% due 02/25/2032                                  7,185          7,182
US Restaurant Properties Funding
    2.174% due 08/26/2008 (d)                             15,158         15,158
Wells Fargo Mortgage-Backed Securities Trust
    6.612% due 10/25/2031 (d)                             16,130         16,190
                                                                     ----------
                                                                        233,003
                                                                     ==========
Fannie Mae 8.9%
    0.990% due 03/01/2032                                    561            547
    4.881% due 09/01/2040 (d)                             23,066         23,388
    5.500% due 12/01/2016-03/01/2017 (f)                  18,440          7,976
    5.936% due 12/01/2031                                  8,955          8,565
    5.956% due 02/01/2023 (d)                                617            628
    6.000% due 05/16/2017 (d)                             40,500         40,196
    6.000% due 04/16/2017-06/01/2029 (f)                  71,105         70,893
    6.351% due 01/01/2024 (d)                                368            382
    6.394% due 07/01/2020-12/01/2023 (d)(f)                  752            776
    6.500% due 02/01/2013-08/01/2028 (f)                     556            561
    6.667% due 04/01/2024 (d)                                374            380
    7.000% due 08/01/2009-05/01/2030 (f)                     828            854
    7.500% due 03/01/2030-06/01/2030 (f)                     287            297
    7.750% due 10/01/2007                                     60             62
    8.000% due 05/01/2002-10/01/2030 (f)                     226            239
    8.500% due 07/01/2003-04/01/2017 (f)                     476            496
    9.000% due 06/01/2010                                     55             58
   11.000% due 09/01/2010                                    117            131
   13.750% due 11/01/2011-09/01/2013 (f)                      48             54
                                                                     ----------
                                                                        166,483
                                                                     ==========
Federal Housing Administration 0.8%
    6.000% due 03/20/2028                                 16,541         16,044
    8.954% due 05/01/2019                                     93             97
                                                                     ----------
                                                                         16,141
                                                                     ==========

92  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Freddie Mac 0.3%
    6.000% due 09/01/2027-10/01/2029 (f)              $       79     $       78
    6.500% due 12/01/2010                                    227            234
    6.533% due 12/01/2022 (d)                              2,193          2,234
    7.000% due 03/01/2007                                      9              9
    7.179% due 02/01/2023 (d)                                223            231
    7.250% due 03/01/2006                                     43             44
    7.500% due 08/01/2009                                      6              6
    7.813% due 07/01/2030 (d)                              3,090          3,187
    8.000% due 11/01/2025-07/01/2030 (f)                      89             94
    8.250% due 03/01/2008-05/01/2008 (f)                      49             52
    9.500% due 02/01/2011-02/01/2018 (f)                      52             57
   10.000% due 06/01/2011-03/01/2021 (f)                      67             73
                                                                     ----------
                                                                          6,299
                                                                     ==========
Government National Mortgage Association 21.1%
    5.500% due 07/15/2030 (d)                              1,040          1,055
    6.000% due 03/20/2028-04/18/2032 (d)(f)               86,732         84,845
    6.375% due 06/20/2023-06/20/2027 (d)(f)               14,328         14,632
    6.500% due 01/15/2024-04/18/2032 (d)(f)              225,370        224,559
    6.650% due 11/15/2030                                 15,832         15,729
    6.750% due 09/20/2024-08/20/2027 (d)(f)               16,161         16,541
    7.000% due 02/15/2028-02/15/2032 (f)                  38,878         39,696
    7.500% due 03/15/2024-02/15/2031 (f)                     596            622
    8.000% due 07/15/2010-12/15/2030 (f)                     911            966
    8.500% due 11/15/2006-04/15/2030 (f)                      37             39
    9.000% due 09/15/2008-05/15/2009 (f)                      22             24
    9.500% due 01/20/2019                                     11             12
   12.000% due 01/15/2013-06/15/2015 (f)                      15             17
                                                                     ----------
                                                                        398,737
                                                                     ----------
Total Mortgage-Backed Securities                                        820,663
                                                                     ==========
(Cost $819,200)

  ASSET-BACKED SECURITIES 5.5%

Advanta Equipment Receivables
    7.560% due 02/15/2007                                  1,564          1,623
Americredit Automobile Receivable Trust
    2.020% due 06/12/2005 (d)                              2,333          2,335
Bayview Financial Acquisition Trust
    2.290% due 07/25/2030 (d)                              1,977          1,977
    2.250% due 04/25/2031 (d)                              2,971          2,968
    2.180% due 07/25/2031 (d)                             14,301         14,261
Conseco Finance
    7.890% due 07/15/2018                                 20,000         20,553
    8.170% due 12/15/2025                                 11,800         12,375
EMC Mortgage Loan Trust
    2.220% due 05/25/2040 (d)                             17,350         17,384
NPF XII, Inc.
    2.350% due 03/01/2003 (d)                              1,517          1,513
Residential Asset Mortgage Products, Inc.
    7.610% due 12/25/2027                                  6,294          6,457
Structured Product Asset Trust
    3.160% due 06/20/2004 (d)                             22,800         22,686
                                                                     ----------
Total Asset-Backed Securities                                           104,132
                                                                     ==========
(Cost $102,897)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 94.750 Exp. 06/17/2002                      800,000              5
    Strike @ 93.750 Exp. 06/17/2002                    2,598,000             16
    Strike @ 93.500 Exp. 06/17/2002                      759,000              5
    Strike @ 92.750 Exp. 06/14/2002                    5,000,000             63
    Strike @ 92.500 Exp. 06/17/2002                    4,000,000             25
                                                                     ----------
Total Purchased Put Options                                                 114
                                                                     ==========
(Cost $239)

  PREFERRED SECURITY 1.1%

UBS Preferred Funding Trust I
    8.622% due 10/29/2049 (d)                         19,700,000     $   21,826
                                                                     ----------
Total Preferred Security                                                 21,826
                                                                     ==========

                                                          Shares          Value
                                                                         (000s)

(Cost $19,878)

  PREFERRED STOCK 0.1%

Fortis Amev NV
    3.870% due 12/31/2049                                      6            840
    3.866% due 12/31/2049                                      6            840
                                                                     ----------
Total Preferred Stock                                                     1,680
                                                                     ==========
(Cost $1,450)

  SHORT-TERM INSTRUMENTS 16.8%

                                                       Principal
                                                          Amount
                                                          (000s)

Commercial Paper 14.4%
AT&T Corp.
    4.525% due 08/06/2002                             $    8,700          8,700
Fannie Mae
    1.750% due 05/08/2002 (b)                              2,430          2,426
    1.815% due 07/03/2002                                  1,000            995
    1.910% due 09/04/2002                                 60,000         59,439
Federal Home Loan Bank
    1.775% due 04/24/2002                                 23,000         22,974
    1.745% due 05/08/2002 (b)                                270            270
Freddie Mac
    1.820% due 04/01/2002                                100,000        100,000
    1.985% due 08/15/2002                                  3,800          3,770
    1.870% due 08/30/2002                                 37,200         36,866
Sprint Capital Corp.
    3.450% due 05/07/2002                                 35,700         35,577
                                                                     ----------
                                                                        271,017
                                                                     ==========
Repurchase Agreement 2.0%
State Street Bank
    1.550% due 04/01/2002                                 38,938         38,938
                                                                     ----------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bond 8.500% due 02/15/2020 valued at $14,223 and
    Federal Home Loan Bank 5.000% due 02/28/2003 valued at 25,502. Repurchase proceeds are 38,944.)

U.S. Treasury Bills 0.4%
    1.724% due 05/02/2002 (b)                              7,003          7,289
                                                                     ----------
Total Short-Term Instruments                                            317,244
                                                                     ==========
(Cost $317,352)

Total Investments (a) 115.3%                                         $2,175,306
(Cost $2,182,265)

Written Options (c) (0.4%)                                               (7,958)
(Premiums $14,098)

Other Assets and Liabilities (Net) (14.9%)                             (281,025)
                                                                     ----------

Net Assets 100.0%                                                    $1,886,323
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,182,561 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $   16,101

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (23,356)
                                                                     ----------

Unrealized depreciation-net                                          $   (7,255)
                                                                     ==========

(b) Securities with an aggregate market value of $27,037 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  93

Total Return Fund II
March 31, 2002

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2002)                       1,387     $    2,392
U.S. Treasury 30 Year Bond (06/2002)                         544           (465)
Municipal Bond (06/2002)                                     283             71
Eurodollar September Futures (09/2002)                        49            (32)
                                                                     ----------
                                                                     $    1,966
                                                                     ==========
(c) Premiums received on written options:

                                                # of
Type                                       Contracts     Premium          Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004            9,600,000  $   392       $    569

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004            9,600,000      392            188

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 3.14 Exp. 11/02/2004            32,300,000    1,014            257

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004           52,300,000    1,697          2,135

Put - CME Eurodollar June Futures
    Strike @ 95.500 Exp. 06/17/2002               2,308    1,499             14

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002               8,687    5,660             54

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                 832      583              5

Put - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                 159       88              6

Put - CME Eurodollar September Futures
    Strike @ 96.500 Exp. 09/16/2002                 159      123             80

Put - CME Eurodollar September Futures
    Strike @ 97.250 Exp. 09/16/2002                 465      283            709

Put - CME Eurodollar September Futures
    Strike @ 96.750 Exp. 09/16/2002                 189      103            144

Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/16/2002                 218      197            207

Put - CME Eurodollar December Futures
    Strike @ 96.500 Exp. 12/16/2002               1,819    1,362          2,956

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 100.000 Exp. 05/25/2002              1,400      705            634
                                                         ----------------------
                                                         $14,098       $  7,958
                                                         ======================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)     Maturity      Par         Value       Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Note     5.750   11/15/2005   36,130    $   37,563     $   37,811
                                                    ---------------------------

(h) Swap agreements outstanding at March 31, 2002:
                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                       $   12,100     $     (209)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                              600            (10)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                          438,100         (5,238)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                           21,000            150

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                            9,000            (29)

Receive a fixed rate equal to 0.500% and the Fund will pay to the counterparty at parin the event of default of The Williams Cos., Inc. 6.625% due 11/15/2004.

Broker: UBS - Warburg
Exp. 09/16/2003                                           20,000            816

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                           17,000            (29)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National
Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                            2,900            (36)
                                                                     ----------
                                                                     $   (4,585)
                                                                     ==========

94  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Total Return Fund III
March 31, 2002

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 32.5%

Banking & Finance 18.9%
Abbey National Capital Trust I
    8.963% due 12/29/2049                             $    5,500     $    6,221
ABN AMRO Mortgage Corp.
    7.000% due 04/01/2008                                  1,000          1,042
Associates Corp. of North America
    7.240% due 05/17/2006                                  1,000          1,046
Bank One Corp.
    2.100% due 05/10/2004 (d)                              2,400          2,400
    5.900% due 11/15/2011                                  1,500          1,436
Bear Stearns Co., Inc.
    2.340% due 12/16/2002 (d)                             10,000         10,018
Chrysler Financial Co. LLC
    2.071% due 03/06/2003 (d)                              5,000          4,952
Citigroup, Inc.
    6.000% due 02/21/2012                                  1,600          1,548
Export-Import Bank Korea
    7.100% due 03/15/2007                                     50             52
Ford Motor Credit Co.
    2.413% due 04/17/2003 (d)                             16,000         15,813
    2.530% due 06/23/2003 (d)                                300            295
    5.750% due 02/23/2004                                  2,000          1,992
    7.500% due 03/15/2005                                 30,000         30,478
    6.620% due 02/27/2006                                  1,000            986
Gemstone Investors Ltd.
    7.710% due 10/31/2004                                  1,700          1,698
General Motors Acceptance Corp.
    2.045% due 07/21/2003 (d)                              6,500          6,415
    2.210% due 08/04/2003 (d)                              5,100          5,035
    2.125% due 04/05/2004 (d)                              3,200          3,127
    2.600% due 05/10/2004 (d)                              2,900          2,855
    2.610% due 05/17/2004 (d)                             10,400         10,238
    8.000% due 11/01/2031                                  1,300          1,305
Household Finance Corp.
    2.025% due 05/07/2002 (d)                              5,000          4,999
    2.251% due 05/28/2004 (d)                                400            393
Inter-American Development Bank
    5.375% due 01/18/2006                                  7,600          7,690
Korea Development Bank
    7.625% due 10/01/2002                                  2,250          2,297
Morgan Stanley Tracers
    7.201% due 09/15/2011 (d)                              4,060          4,123
Morgan Stanley, Dean Witter & Co.
    6.375% due 08/01/2002                                  1,000          1,013
NationsBank Corp.
    8.625% due 11/15/2003                                     25             27
Pemex Master Trust
    8.000% due 11/15/2011                                  7,900          8,019
Residential Reinsurance
    6.901% due 06/01/2004 (d)                              4,200          4,199
Spieker Properties, Inc.
    6.950% due 12/15/2002                                  2,000          2,046
Textron Financial Corp.
    2.251% due 05/28/2002 (d)                              5,000          4,995
Trinom Ltd.
    5.990% due 12/18/2004 (d)                              1,000          1,006
Wachovia Corp.
    4.950% due 11/01/2006                                  2,500          2,427
WestDeutsche Landesbank
    6.050% due 01/15/2009                                  1,800          1,787
Western Capital
    6.970% due 01/07/2003                                  5,800          5,800
                                                                     ----------
                                                                        159,773
                                                                     ==========
Industrials 2.3%
DaimlerChrysler North America Holding Corp.
    2.380% due 08/02/2004 (d)                              6,000          5,887
Kroger Co.
    7.150% due 03/01/2003                                     50             52
    2.660% due 08/16/2012 (d)                              2,000          2,000
Qwest Capital Funding, Inc.
    7.250% due 02/15/2011                                  1,000            814
Qwest Corp.
    8.875% due 03/15/2012                                  1,100          1,085
SR Wind Ltd.
    7.150% due 05/18/2005 (d)                              2,000          2,011
    7.650% due 05/18/2005 (d)                              1,000            997
Weyerhaeuser Co.
    7.375% due 03/15/2032                                  6,500          6,355
                                                                     ----------
                                                                         19,201
                                                                     ==========
Utilities 11.3%
AT&T Corp.
    7.300% due 11/15/2011                                  1,700          1,640
Bell Atlantic Pennsylvania, Inc.
    7.375% due 07/15/2007                                     75             79
British Telecom PLC
    7.875% due 12/15/2005                                  8,300          8,825
    8.375% due 12/15/2010                                  1,700          1,850
Cleco Power LLC
    6.550% due 05/19/2003                                  7,000          7,164
Conoco Funding Co.
    7.250% due 10/15/2031                                  8,800          9,117
Deutsche Telekom AG
    7.750% due 06/15/2005                                    900            937
Dynegy Holdings, Inc.
    8.750% due 02/15/2012                                  5,000          5,241
Entergy Gulf States, Inc.
    3.211% due 09/01/2004 (d)                             12,000         12,011
France Telecom
    7.750% due 03/01/2011 (d)                              5,000          5,100
Niagara Mohawk Power Co.
    7.250% due 10/01/2002                                 11,341         11,560
    7.375% due 07/01/2003                                  3,024          3,154
Oneok, Inc.
    2.450% due 04/24/2002 (d)                             13,000         13,000
Sprint Capital Corp.
    6.000% due 01/15/2007                                  4,400          4,040
    8.375% due 03/15/2012                                 10,100          9,962
Texas Utilities Corp.
    6.375% due 10/01/2004                                  1,000          1,036
Verizon New York, Inc.
    6.875% due 04/01/2012                                  1,000            997
                                                                     ----------
                                                                         95,713
                                                                     ----------
Total Corporate Bonds & Notes                                           274,687
                                                                     ==========
(Cost $273,299)

  MUNICIPAL BONDS & NOTES 0.8%

Arizona 0.0%
Phoenix Arizona Civic Import Corp. Water System Revenue
Bonds, Series 2002 1.000% due 07/01/2022 (d)                 300            306
                                                                     ----------

Connecticut 0.0%
Connecticut State General Obligation Bonds, Series 2002
1.000% due 11/15/2020                                        415            412
                                                                     ----------
Georgia 0.0%
Georgia State Road & Tollway Authority Revenue Bonds,
(ST GTD Insured), Series 2002 1.000% due 03/01/2018 (d)      200            198
                                                                     ----------

Illinois 0.1%
Illinois Educatonal Facilities Authority Revenue Bonds,
Series 2002 1.000% due 07/01/2041                            100             93

Illinois State General Obligation Bonds, (FSA Insured),
Series 2002 5.250% due 04/01/2022                            350            344
                                                                     ----------
                                                                            437
                                                                     ==========
Massachusetts 0.1%
Massachusetts State General Obligation Bonds, (FSA Insured),
Series 2002 1.000% due 03/01/2022                            600            626
                                                                     ----------

Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
1.000% due 02/01/2023                                        115            109
                                                                     ----------

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  95

Total Return Fund III
March 31, 2002
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA-IBC Insured), Series 2002
1.000% due 02/01/2017 (d)                                 $   100         $  126
                                                                          ------
Nevada 0.0%
Clark County, Nevada General Obligation Bonds,
(FSA Insured), Series 2002 1.000% due 06/15/2019 (d)          243            231
                                                                          ------
New Jersey 0.3%
New Jersey State Transportation Authority Revenue Bonds,
(FSA Insured), Series 2002
1.000% due 12/15/2016 (d)                                     566            657
1.000% due 12/15/2021 (d)                                     146            142

New Jersey State Transportation Toll Road Authority
Revenue Bonds, Series 2001
5.000% due 12/15/2021                                       1,200          1,177
                                                                          ------
                                                                           1,976
                                                                          ======
Ohio 0.0%
Ohio State General Obligation Bonds, Series 2002
1.000% due 09/15/2022 (d)                                     100             98
                                                                          ------
Pennsylvania 0.0%
Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002 1.000% due 07/15/2041 (d)        230            202

Philadelphia, Pennsylvania Authority Industrial Development
Lease Revenue Bonds, (FSA Insured), Series 2002
1.000% due 10/01/2030 (d)                                      50             49
                                                                          ------
                                                                             251
                                                                          ======
South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds,(FSA Insured), Series 2002 1.000% due 01/01/2020 (d)     50             49
                                                                          ------
Texas 0.1%
Dallas, Texas Independent School District, (PSF-GTD Insured),
Series 2002 1.000% due 02/15/2019 (d)                         350            363

Houston, Texas General Obligation Bonds, (FSA Insured),
Series 2002 0.990% due 03/01/2018 (d)                         100            103

Texas State Affordable Housing Corp. Multifamily Revenue
Bonds, Series 2002 1.000% due 09/01/2022 (d)                  150            150
                                                                          ------
                                                                             616
                                                                          ======
Washington State 0.2%
Energy Northwest Washington Electric Revenue Bonds
5.350% due 07/01/2018 (d)                                   1,150          1,297
6.000% due 07/01/2018                                         100            105

Washington State General Obligation Bonds
5.000% due 07/01/2017                                         250            239
                                                                          ------
                                                                           1,641
                                                                          ------
Total Municipal Bonds & Notes                                              7,076
                                                                          ======
(Cost $7,069)

  U.S. GOVERNMENT AGENCIES 0.3%

Freddie Mac
   8.000% due 01/01/2012                                       96            102
Small Business Administration
   7.449% due 08/01/2010                                    2,337          2,486
                                                                          ------
Total U.S. Government Agencies                                             2,588
                                                                          ======
(Cost $2,436)

  U.S. TREASURY OBLIGATIONS 4.2%

Treasury Inflation Protected Securities (e)
   3.625% due 07/15/2002 (b)                                3,538          3,598
   3.375% due 01/15/2007 (b)                                1,788          1,826
   3.625% due 01/15/2008                                    1,425          1,463
   3.625% due 04/15/2028                                    1,204          1,227
   3.875% due 04/15/2029                                    1,185          1,259
U.S. Treasury Bonds
  12.000% due 08/15/2013                                    1,700          2,307
   6.250% due 08/15/2023                                    5,000          5,122
   6.000% due 02/15/2026                                    7,900          7,863
   5.250% due 11/15/2028                                   12,160         10,949
                                                                        --------
Total U.S. Treasury Obligations                                           35,614
                                                                        ========
(Cost $37,979)

  MORTGAGE-BACKED SECURITIES 59.5%

Collateralized Mortgage Obligations 23.4%
ABN AMRO Mortgage Corp.
   6.750% due 11/25/2028                                    9,750          9,751
Amortizing Residential Collateral Trust
   2.110% due 09/25/2030 (d)                                2,104          2,104
Bear Stearns Adjustable Rate Mortgage Trust
   7.465% due 12/25/2030 (d)                                4,074          4,131
   6.692% due 11/25/2031 (d)                                3,997          4,006
   6.139% due 02/25/2032 (d)                                2,410          2,400
CS First Boston Mortgage Securities Corp.
   6.166% due 12/25/2031                                   15,571         15,640
DLJ Mortgage Acceptance Corp.
   7.580% due 02/12/2006 (d)                               13,600         14,447
E-Trade Bank Mortgage Backed Securities Trust
   7.094% due 09/25/2031                                    7,894          7,977
Fannie Mae
   6.500% due 12/18/2004                                    2,346          2,419
   7.000% due 09/25/2021                                    4,882          5,047
Freddie Mac
   6.500% due 08/15/2023                                      318            318
   2.550% due 03/15/2025 (d)                                2,041          2,037
   7.000% due 02/15/2027                                   15,631         16,095
   6.500% due 09/01/2028                                       45             46
   6.500% due 06/01/2029                                       73             73
   4.989% due 08/15/2032 (d)                                3,810          3,690
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                       46             46
   7.500% due 03/25/2027                                   14,189         14,468
   6.000% due 07/25/2029                                    6,461          6,493
GMAC Commercial Mortgage Securities, Inc.
   2.540% due 09/11/2006 (d)                                7,500          6,750
Government National Mortgage Association
   2.500% due 02/16/2030 (d)                                1,415          1,416
Impac Secured Assets CMN Owner Trust
   7.750% due 10/25/2030                                   12,678         13,259
Indymac Adjustable Rate Mortgage Trust
   6.437% due 01/25/2032 (d)                                1,780          1,775
Norwest Asset Securities Corp.
   6.250% due 12/25/2028                                   13,431         13,549
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                    6,449          6,326
Residential Accredit Loans, Inc.
   7.250% due 01/25/2026                                    2,705          2,774
   6.500% due 12/25/2028                                   24,000         23,775
Resolution Trust Corp.
   6.683% due 05/25/2029 (d)                                  755            762
Structured Asset Mortgage Investments, Inc.
   6.562% due 06/25/2029 (d)                                7,057          6,959
Structured Asset Securities Corp.
   6.316% due 02/25/2032                                    3,353          3,352
Wells Fargo Mortgage-Backed Securities Trust
   6.592% due 10/25/2031 (d)                                  194            194
   6.696% due 10/25/2031                                    6,090          6,100
                                                                        --------
                                                                         198,179
                                                                        ========

96 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Fannie Mae 10.9%
   4.324% due 08/01/2018 (d)                             $  2,000       $  1,948
   5.500% due 04/16/2017 (d)                               15,000         14,944
   5.500% due 01/01/2017-02/01/2017 (f)                    38,308         38,022
   5.865% due 02/01/2031 (d)                                   43             43
   6.000% due 11/01/2016-05/16/2017 (f)                    26,901         26,722
   7.430% due 01/25/2023                                       30             32
   7.500% due 02/01/2027                                       67             68
   8.250% due 07/01/2017                                    7,135          7,063
   8.500% due 02/01/2007                                        5              7
   9.000% due 07/01/2005-06/01/2025 (f)                     3,100          3,241
                                                                        --------
                                                                          92,090
                                                                        ========
Federal Housing Administration 0.9%
   7.430% due 11/25/2019-11/25/2022 (f)                     7,495          7,420
                                                                        --------
Freddie Mac 1.9%
   6.534% due 12/01/2022 (d)                                  322            329
   6.750% due 10/01/2006                                        6              6
   7.000% due 11/01/2011-01/01/2030 (f)                    13,950         14,239
   7.500% due 07/01/2011                                      195            206
   7.813% due 07/01/2030 (d)                                  816            842
   8.000% due 02/01/2006-03/01/2028 (f)                        92             97
                                                                        --------
                                                                          15,719
                                                                        ========
Government National Mortgage Association 22.4%
   4.500% due 02/20/2032 (d)                               14,174         14,182
   6.000% due 02/15/2029-04/18/2032 (f)                    36,376         35,326
   6.375% due 06/20/2022-01/20/2026 (d)(f)                  4,282          4,374
   6.500% due 09/15/2023-04/18/2032 (d)(f)                104,456        104,147
   6.625% due 10/20/2024-12/20/2026 (d)(f)                  2,830          2,905
   6.750% due 09/20/2023-08/20/2027 (d)(f)                  2,809          2,879
   7.000% due 12/15/2029-01/15/2032 (f)                    17,553         17,922
   7.400% due 12/15/2040                                    6,975          7,259
  10.250% due 02/15/2017                                      593            616
  12.750% due 02/20/2015                                        4              4
                                                                        --------
                                                                         189,614
                                                                        ========
Stripped Mortgage-Backed Securities 0.0%
Freddie Mac (IO)
   6.500% due 04/15/2022                                      762             76
                                                                        --------
Total Mortgage-Backed Securities                                         503,098
                                                                        ========
(Cost $499,830)

  ASSET-BACKED SECURITIES 2.1%

Advanta Mortgage Loan Trust
   2.250% due 08/25/2029 (d)                                8,293          8,320
Bayview Financial Asset Trust
   2.250% due 04/25/2031 (d)                                1,564          1,562
NPF XII, Inc.
   7.050% due 06/01/2003 (d)                                3,000          3,031
SallieMae
   2.372% due 10/25/2005 (d)                                3,364          3,375
   2.292% due 10/25/2005 (d)                                1,093          1,094
                                                                        --------
Total Asset-Backed Securities                                             17,382
                                                                        ========
(Cost $17,298)

  SOVEREIGN ISSUES 3.9%

Province of Quebec
   8.800% due 04/15/2003                                    1,000          1,062
Republic of Brazil
   3.187% due 04/15/2006 (d)                                6,883          6,376
  11.500% due 03/12/2008                                      900            902
   3.250% due 04/15/2009 (d)                                  353            303
  11.000% due 08/17/2040                                    6,900          5,710
Republic of Croatia
   2.875% due 07/31/2010 (d)                                2,170          2,137
Republic of Korea
   8.750% due 04/15/2003                                      900            951
Republic of Panama
   9.625% due 02/08/2011                                    4,200          4,358
   4.750% due 07/17/2014 (d)                                2,500          2,262
   2.625% due 07/17/2016 (d)                                1,546          1,318
Republic of Peru
   9.125% due 02/21/2012                                    1,100          1,087
Republic of South Africa
   9.125% due 05/19/2009                                      900            965
United Mexican States
   9.875% due 02/01/2010                                      300            340
   8.375% due 01/14/2011                                      800            838
  11.375% due 09/15/2016                                      100            126
   6.250% due 12/31/2019                                    3,000          2,786
   8.300% due 08/15/2031                                    1,800          1,791
                                                                         -------
Total Sovereign Issues                                                    33,312
                                                                         =======
(Cost $32,666)

  FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 2.1%

Halifax Group Euro Finance
   7.627% due 12/29/2049                               EC   9,700          9,166
Nationwide Building Society
   3.528% due 03/27/2003 (d)                               10,000          8,724
                                                                         -------
Total Foreign Currency-Denominated Issues                                 17,890
                                                                         =======

(Cost $18,616)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 93.750 Exp. 06/17/2002                     $  548,000              4
   Strike @ 95.500 Exp. 06/14/2002                        216,000              1
   Strike @ 92.750 Exp. 06/14/2002                      1,580,000             20
   Strike @ 92.500 Exp. 06/17/2002                      1,500,000              9
                                                                         -------
Total Purchased Put Options                                                   34
                                                                         =======
(Cost $65)

  PREFERRED SECURITY 0.8%
                                                           Shares
Royal Bank of Scotland Group PLC
   0.000% due 12/01/2003 (g)                            6,000,000          6,716
                                                                         -------
Total Preferred Stock                                                      6,716
                                                                         =======
(Cost $7,136)

  PREFERRED STOCK 0.4%

TCI Communications, Inc.
   9.720% due 12/31/2036                                  132,000          3,303
                                                                         -------
Total Preferred Stock                                                      3,303
                                                                         =======
(Cost $3,676)

  SHORT-TERM INSTRUMENTS 13.3%
                                                        Principal
                                                           Amount
                                                           (000s)
Commercial Paper 12.4%
AT&T Corp.
   4.525% due 08/06/2002                                 $  3,700          3,700
Fannie Mae
   1.750% due 05/08/2002 (b)                                  375            374
   1.815% due 07/03/2002                                   10,000          9,949
   1.865% due 08/14/2002                                   21,000         20,836
   1.880% due 08/28/2002                                      800            793
   2.065% due 09/04/2002                                   15,500         15,355
   2.035% due 09/11/2002                                   18,000         17,822
   2.060% due 09/20/2002                                      500            495
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                                  600            599
Freddie Mac
   1.900% due 08/28/2002                                    3,000          2,974
UBS Finance, Inc.
   1.850% due 04/01/2002                                                  32,000
                                                                         -------
                                                                         104,897
                                                                         =======

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 97

Total Return Fund III
March 31, 2002

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Repurchase Agreement 0.3%
State Street Bank
    1.550% due 04/01/2002                             $    2,602     $    2,602
                                                                     ----------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bond 8.500% due 02/15/2020 valued at $2,660.
    Repurchase proceeds are $2,602.)

U.S. Treasury Bills 0.6%
    1.724% due 05/02/2002 (b)                              5,430          5,422
                                                                     ----------

Total Short-Term Instruments                                            112,921
                                                                     ==========
(Cost $112,963)

Total Investments (a) 119.9%                                         $1,014,620
(Cost $1,013,033)

Written Options (c) (0.6%)                                               (5,568)
(Premiums $7,011)

Other Assets and Liabilities (Net) (19.3%)                             (163,078)
                                                                     ----------

Net Assets 100.0%                                                    $  845,974
                                                                     ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,013,178 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $   11,121

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (9,679)
                                                                     ----------

Unrealized appreciation-net                                          $    1,442
                                                                     ==========


(b) Securities with an aggregate market value of $8,616 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                              279     $      (41)
U.S. Treasury 5 Year Note (06/2002)                          238              2
U.S. Treasury 10 Year Note (06/2002)                         735            945
U.S. Treasury 30 Year Bond (06/2002)                         195           (641)
Municipal Bond (06/2002)                                      74              3
Eurodollar September Futures (09/2002)                        27            (17)
Eurodollar March Futures (03/2003)                            10             (4)
Eurodollar June Futures (06/2003)                             10             (6)
Eurodollar September Futures (09/2003)                        10             (6)
                                                                     ----------
                                                                     $      235
                                                                     ==========

(c) Premiums received on written options:

                                                  # of
Type                                         Contracts     Premium        Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004            4,600,000  $    187     $     272

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004            4,600,000       187            90

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.200 Exp. 11/02/2004           15,400,000       484           122

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004           35,400,000     1,147         1,445

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.930 Exp. 05/08/2002           21,000,000     1,330         1,239

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002               3,020     1,906            19

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                 525       348             3

Put - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                  76        42             2

Put - CME Eurodollar September Futures
    Strike @ 96.500 Exp. 09/16/2002                  76        59            38

Put - CME Eurodollar September Futures
    Strike @ 97.250 Exp. 09/16/2002                 251       153           383

Put - CME Eurodollar September Futures
    Strike @ 96.750 Exp. 09/16/2002                 102        56            78

Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/16/2002                 106        96           101

Put - CME Eurodollar December Futures
    Strike @ 96.500 Exp. 12/16/2002                 912       690         1,482

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 100.000 Exp. 05/25/2002                648       326           294
                                                         ----------------------
                                                         $  7,011     $   5,568
                                                         ======================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Non-income producing.

(h) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by           Settlement   Appreciation/
Type              Currency         Contract                Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                    BP            5,822              05/2002     $       (5)
Buy                     EC            6,239              04/2002            (33)
Sell                                  4,630              04/2002            (29)
Sell                                 19,800              05/2002            (46)
Buy                     JY        4,066,762              04/2002           (173)
Sell                              4,613,841              04/2002            441
                                                                     ----------
                                                                     $      155
                                                                     ==========

(i) Principal amount denoted in indicated currency:

       BP - British Pound
       EC - Euro
       JY - Japanese Yen

98  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

(j) Swap agreements outstanding at March 31, 2002:

                                                                                   Unrealized
                                                                Notional        Appreciation/
Type                                                              Amount       (Depreciation)
---------------------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating
rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                              EC    1,000       $            0

Receive floating rate based on 3-month LIBOR and pay a fixed amount equal to $3,750.

Broker: Bank of America
Exp. 09/17/2002                                              $   300,000                   (4)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                              JY  283,800                 (115)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                              EC   21,200                  (28)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011                                              JY  212,000                  (64)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                                  308,000                  (95)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                              $     1,200                  (21)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                                  123,600               (1,777)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                                   26,200                  299

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017                                              BP    1,300                    1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                                      600                    1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017                                              BP    3,300            $      21

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                   11,700                   17

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017                                              EC    7,400                  (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                              $     5,000                  (45)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.125% due 10/15/2004.

Broker: Lehman Brothers, Inc.
Exp. 04/11/2003                                                   25,000                 (900)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 10/15/2008.

Broker: Merrill Lynch
Exp. 08/15/2002                                                   50,000                 (578)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                                    1,500                  (19)
                                                                                    ---------
                                                                                    $  (3,319)
                                                                                    =========


                   See accompanying notes |3.31.02| PIMCO Funds Annual Report 99

Schedule of Investments
Moderate Duration Fund
March 31, 2002

                                                         Principal
                                                            Amount             Value
                                                            (000s)            (000s)
------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 27.5%

Banking & Finance 15.5%
Bank of America Corp.
  2.151% due 08/26/2005 (d)                              $   8,700           $ 8,698
Bear Stearns Co., Inc.
  2.259% due 03/28/2003 (d)                                  2,900             2,901
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                                         88                89
CIT Group, Inc.
  6.375% due 08/01/2002                                        850               857
Ford Motor Credit Co.
  2.530% due 06/23/2003 (d)                                  5,000             4,921
  5.750% due 02/23/2004                                      5,600             5,576
General Motors Acceptance Corp.
  2.540% due 08/04/2003 (d)                                 19,900            19,647
  5.450% due 09/15/2003                                      1,000             1,006
  2.120% due 07/21/2004 (d)                                    900               878
  6.150% due 04/05/2007                                        350               344
Goldman Sachs Group
  2.151% due 06/02/2004 (d)                                  5,000             4,992
Household Finance Corp.
  6.125% due 02/27/2003                                      3,000             3,040
Lehman Brothers Holdings, Inc.
  6.375% due 05/07/2002                                        600               602
Merrill Lynch & Co.
  2.169% due 06/24/2003 (d)                                  5,000             5,003
Morgan Stanley Tracers
  7.201% due 09/15/2011 (d)                                  1,085             1,102
Morgan Stanley, Dean Witter & Co.
  6.600% due 04/01/2012                                     25,000            24,745
National Rural Utilities Cooperative Finance Corp.
  2.070% due 07/17/2003 (d)                                 10,000            9,905
  7.250% due 03/01/2012                                     10,000            10,009
Nationsbank Corp.
  2.830% due 04/15/2003 (d)                                  5,000             5,018
Royal Bank of Scotland Group PLC
  8.817% due 03/31/2049                                      3,600             3,854
Salomon Smith Barney Holdings
  2.540% due 05/04/2004 (d)                                  2,000             2,007
Sears Roebuck Acceptance Corp.
  6.720% due 10/23/2002                                      3,000             3,066
Trinom Ltd.
  5.990% due 12/18/2004 (d)                                  1,000             1,006
                                                                           ---------
                                                                             119,266
                                                                           =========
Industrials 2.8%
AMERCO
  7.230% due 01/21/2027                                        500               481
ConAgra Foods, Inc.
  2.621% due 09/10/2003 (d)                                  6,000             6,006
Eli Lilly & Co.
  6.250% due 03/15/2003                                        100               103
HNA Holdings, Inc.
  6.125% due 02/01/2004                                        150               154
Petroleos Mexicanos
  9.500% due 09/15/2027                                        600               665
Philip Morris Cos., Inc.
  7.125% due 08/15/2002                                        100               101
Safeway, Inc.
  7.000% due 09/15/2002                                      5,000             5,093
SR Wind Ltd.
  7.266% due 05/18/2005 (d)                                  1,000             1,005
  7.766% due 05/18/2005 (d)                                  1,000               997
TCI Communications, Inc.
  2.650% due 04/03/2002 (d)                                    250               250
  7.550% due 09/02/2003                                        500               523
United Air Lines, Inc.
  7.811% due 10/01/2009                                      4,909             4,092
Waste Management, Inc.
  6.375% due 12/01/2003                                      2,000             2,017
                                                                           ---------
                                                                              21,487
                                                                           =========
Utilities 9.2%
AT&T Corp.
  7.300% due 11/15/2011                                     15,000            14,468
British Telecom PLC
  7.625% due 12/15/2005                                      6,200             6,592
Cincinnati Gas &
Electric Co.
  6.350% due 06/15/2003                                      1,200             1,208
Cleveland Electric Illuminating Co.
  7.625% due 08/01/2002                                      7,000             7,090
CMS Energy Corp.
  8.125% due 05/15/2002                                        750               755
DTE Energy Co.
  7.110% due 11/15/2038 (d)                                  7,710             7,783
Entergy Gulf States, Inc.
  3.381% due(d) 09/01/2004                                   8,800             8,808
France Telecom
  3.396% due 07/16/2003 (d)                                  2,200             2,201
  8.250% due 03/01/2011 (d)                                  1,000             1,026
GTE Southwest Corp.
  6.540% due 12/01/2005                                      7,050             7,323
New York Telephone Co.
  6.250% due 02/15/2004                                        100               103
Occidental Petroleum Corp.
  6.400% due 04/01/2003 (d)                                  2,600             2,642
Reliant Energy Resources Corp.
  8.125% due 07/15/2005                                     10,000            10,286
Southern California Edison Co.
  6.375% due 01/15/2006                                        100                96
                                                                           ---------
                                                                              70,381
                                                                           ---------
Total Corporate Bonds & Notes                                                211,134
                                                                           =========
(Cost $210,172)

U.S. GOVERNMENT AGENCIES 2.3%

Fannie Mae
  6.625% due 03/21/2006                                         50                53
  5.500% due 03/15/2011                                      1,670             1,611
Federal Home Loan Bank
  6.225% due 04/13/2009                                        400               403
Small Business Administration
  7.449% due 08/01/2010                                     14,607            15,536
                                                                           ---------
Total U.S. Government Agencies                                                17,603
                                                                           =========
(Cost $16,695)

U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities (i)
  3.375% due 01/15/2007 (b)                                  4,806             4,906
  3.625% due 01/15/2008                                      2,192             2,251
  3.875% due 01/15/2009                                      5,939             6,169
U.S. Treasury Bonds
  6.000% due 02/15/2026                                        700               697
                                                                           ---------
Total U.S. Treasury Obligations                                               14,023
                                                                           =========
(Cost $13,830)

MORTGAGE-SECURITIES BACKED 84.4%

Collateralized Mortgage Obligations 23.4%
Cendant Mortgage Corp.
  6.500% due 04/25/2031                                      2,558             2,585
Chase Mortgage Finance Corp.
  7.000% due 04/25/2025                                         15                15
  7.365% due 04/25/2025 (d)                                     20                20
Criimi Mae Financial Corp.
  7.000% due 01/01/2033                                      9,139             9,208
CS First Boston Mortgage Securities Corp.
  2.478% due 03/25/2032 (d)                                  1,300             1,300
Fannie Mae
  6.250% due 04/25/2007                                         67                67
  6.000% due 03/25/2009                                      1,614             1,571
  7.000% due 10/25/2020                                         50                51
  6.850% due 06/25/2021                                         47                48
  6.500% due 08/25/2021                                     24,563            25,127
  7.000% due 09/25/2021                                      2,403             2,485
  6.750% due 11/25/2021                                        150               155
  5.750% due 12/20/2027                                     10,484             9,802
  2.400% due 09/25/2031 (d)                                 20,775            20,825

100 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Freddie Mac
    5.500% due 06/15/2003                             $      111     $      112
    7.000% due 05/15/2004                                  4,814          4,914
    7.000% due 11/15/2005                                    358            372
    6.000% due 12/15/2008                                  1,611          1,636
    7.000% due 07/15/2022                                     51             52
    6.250% due 08/25/2022                                 10,900         11,225
    6.500% due 08/15/2023                                    549            549
    6.500% due 10/15/2023                                    853            861
    8.500% due 04/15/2025                                  2,695          2,822
    8.000% due 02/15/2027                                    522            561
GMAC Commercial Mortgage Asset Corp.
    2.150% due 06/01/2005 (d)                             10,750         10,750
Government National Mortgage Association
    7.500% due 04/20/2027                                  2,889          3,016
    2.500% due 02/16/2030 (d)                              5,701          5,725
    2.341% due 02/16/2030 (d)                              7,074          7,081
    2.191% due 10/16/2030 (d)                              1,418          1,418
Impac CMB Trust
    2.130% due 11/25/2031 (d)                              6,687          6,690
Impac Secured Assets CMN Owner Trust
    8.000% due 07/25/2030                                  7,731          7,996
Indymac Adjustable Rate Mortgage Trust
    6.462% due 01/25/2032 (d)                              8,710          8,635
PNC Mortgage Securities Corp.
    6.500% due 12/25/2028                                  5,000          4,796
Residential Funding Mortgage Securities I
    6.981% due 06/25/2008                                    593            598
    7.000% due 05/25/2012                                    542            557
Saco I, Inc.
    6.770% due 07/25/2030 (d)                              4,916          4,991
Small Business Investment Cos.
    6.640% due 02/01/2011                                 15,985         16,261
Structured Asset Securities Corp.
    6.500% due 10/25/2031                                  1,755          1,779
    6.320% due 02/25/2032                                  2,778          2,777
                                                                     ----------
                                                                        179,433
                                                                     ==========
Fannie Mae 39.6%
    4.660% due 09/01/2031 (d)                             11,603         11,601
    5.243% due 01/01/2027 (d)                                377            384
    5.500% due 06/01/2007-03/01/2032 (h)                  43,510         42,427
    6.000% due 05/01/2005-05/16/2017 (h)                 244,822        243,295
    6.500% due 02/01/2031                                  1,085          1,082
    7.000% due 05/01/2012                                    326            339
    7.500% due 08/01/2015-07/01/2029 (h)                   2,386          2,499
    8.000% due 11/01/2002-10/01/2026 (h)                   1,488          1,582
                                                                     ----------
                                                                        303,209
                                                                     ==========
Federal Housing Administration 0.9%
    7.430% due 04/01/2022-06/01/2023 (h)                   6,920          6,931
                                                                     ----------
Freddie Mac 0.0%
    7.500% due 07/01/2003                                     19             20
    8.000% due 05/01/2002-08/01/2003 (h)                      19             20
                                                                     ----------
                                                                             40
                                                                     ==========
Government National Mortgage Association 20.5%
    6.000% due 06/15/2028-04/18/2032 (h)                   8,662          8,427
    6.375% due 03/20/2020-03/20/2028 (d)(h)                3,477          3,537
    6.500% due 04/18/2032 (d)                            133,000        132,501
    7.000% due 03/15/2029-12/15/2029 (h)                   1,261          1,287
    7.500% due 03/15/2008                                     97            103
    7.625% due 11/20/2017-11/20/2025 (d)(h)                  319            327
    8.000% due 04/15/2017-11/15/2017 (h)                   9,761         10,479
    8.500% due 02/15/2008                                    121            128
    9.000% due 06/15/2009                                    668            721
                                                                     ----------
                                                                        157,510
                                                                     ----------
Total Mortgage-Backed Securities                                        647,123
                                                                     ==========
(Cost $646,094)

  ASSET-BACKED SECURITIES 4.6%

Brazos Student Loan Finance Co.
    2.760% due 06/01/2023 (d)                             10,000         10,011
Fremont Home Loan Owner Trust
    2.245% due 12/25/2029 (d)                              4,887          4,904
IMC Home Equity Loan Trust
    1.940% due 03/25/2027 (d)                                 29             29
Option One Mortgage Loan Trust
    2.140% due 06/25/2030 (d)                              5,510          5,515
Provident Bank Home Equity Loan Trust
    2.030% due 08/25/2031 (d)                             11,327         11,325
Sovereign Dealer Floor Plan Master LLC
    2.150% due 10/15/2007 (d)                              3,560          3,567
                                                                     ----------
Total Asset-Backed Securities                                            35,351
                                                                     ==========
(Cost $35,256)

  SOVEREIGN ISSUES 3.6%

Hydro-Quebec
    2.375% due 09/29/2049 (d)                              5,000          4,353
Republic of Brazil
    3.188% due 04/15/2006 (d)                              2,362          2,187
Republic of South Africa
    9.125% due 05/19/2009                                    800            858
United Mexican States
    6.250% due 12/31/2019                                 22,000         20,434
                                                                     ----------
Total Sovereign Issues                                                   27,832
                                                                     ==========
(Cost $28,322)

  FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.8%

Banque Centrale De Tunisie
    7.500% due 08/06/2009                             EC   6,000          5,407
Commonwealth of New Zealand
    4.500% due 02/15/2016                             N$     800            381
                                                                     ----------
Total Foreign Currency-Denominated Issues                                 5,788
                                                                     ==========
(Cost $6,629)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 92.500 Exp. 06/17/2002                   $1,500,000              9
                                                                     ----------
Total Purchased Put Option                                                    9
                                                                     ==========
(Cost $14)

  PREFERRED SECURITY 0.6%

                                                          Shares

DG Funding Trust
    4.159% due 12/29/2049(d)                                 410          4,223
                                                                     ----------
Total Preferred Security                                                  4,223
                                                                     ==========
(Cost $4,100)

  SHORT-TERM INSTRUMENTS 22.3%

                                                       Principal
                                                          Amount
                                                          (000s)

Commercial Paper 21.5%
AT&T Corp.
    4.525% due 08/06/2002(d)                          $    2,800          2,800
BP Amoco Capital PLC
    1.850% due 04/01/2002                                  5,000          5,000
Fannie Mae
    1.815% due 07/03/2002                                  9,000          8,954
    1.865% due 08/14/2002                                 30,000         29,765
    1.900% due 08/21/2002                                  4,800          4,760
    1.910% due 09/04/2002                                    600            594
    2.040% due 09/11/2002                                  9,000          8,911
    2.060% due 09/20/2002                                 15,000         14,842
Federal Home Loan Bank
    1.745% due 05/08/2002 (b)                              1,100          1,098
Freddie Mac
    1.820% due 04/01/2002                                 41,000         41,000
Goldman Sachs Group LP
    1.860% due 04/03/2002                                 20,000         19,998
UBS Finance, Inc.
    1.850% due 04/01/2002                                 20,000         20,000
    1.920% due 08/21/2002                                  7,500          7,438
                                                                     ----------
                                                                        165,160
                                                                     ==========

               See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  101

Moderate Duration Fund
March 31, 2002
                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------

Repurchase Agreement 0.6%
State Street Bank
    1.550% due 04/01/2002                             $    4,769     $    4,769
                                                                     ----------
    (Dated 03/28/2002. Collateralized by Fannie Mae
    6.625% due 11/15/2010 valued at $4,869.
    Repurchase proceeds are $4,770.)

U.S. Treasury Bills 0.2%
    1.731% due 05/02/2002 (b)                              1,430          1,428
                                                                     ----------

Total Short-Term Instruments                                            171,357
                                                                     ==========
(Cost $171,412)

Total Investments (a) 147.9%                                         $1,134,443
(Cost $1,132,524)

Written Options (c) (0.5%)                                               (3,809)
(Premiums $3,301)

Other Assets and Liabilities (Net) (47.4%)                             (363,597)
                                                                     ----------

Net Assets 100.0%                                                       767,037
                                                                     ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,132,527 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    7,174

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (5,258)
                                                                     ----------

Unrealized appreciation-net                                          $    1,916
                                                                     ==========

(b) Securities with an aggregate market value of $4,579 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2002)                         199     $      391
U.S. Treasury 30 Year Bond (06/2002)                          12            (10)
Eurodollar September Futures (09/2002)                        12            (10)
Eurodollar March Futures (03/2003)                             6             (2)
Eurodollar June Futures (06/2003)                              6             (3)
Eurodollar September Futures (09/2003)                         6             (4)
                                                                     ----------
                                                                     $      362
                                                                     ==========

(c) Premiums received on written options:

                                                # of
Type                                       Contracts     Premium          Value
-------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
    Strike @ 141.500 Exp. 06/05/2002     512,281,000  $      258     $      261

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.935 Exp. 06/05/2002        20,588,000       1,260          1,338

Put - CME Eurodollar June Futures
    Strike @ 95.500 Exp. 06/17/2002              104          76              1

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002              600         309              4

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002              437         283              3

Put - CME Eurodollar September Futures
    Strike @ 97.250 Exp. 09/16/2002              246         160            375

Put - CME Eurodollar September Futures
    Strike @ 96.750 Exp. 09/16/2002               47          26             36

Put - CME Eurodollar December Futures
    Strike @ 96.500 Exp. 12/16/2002            1,103         929          1,791
                                                      -------------------------
                                                      $    3,301     $    3,809
                                                      =========================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                       JY 394,000     $     (128)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                       $   31,400           (542)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                            1,700            (29)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                           20,200           (294)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                            1,100              9

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                            5,000            (45)

102 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

--------------------------------------------------------------------------------

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006

Broker: UBS - Warburg
Exp. 08/15/2002                                       $    5,000     $       (9)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National
Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                              500             (6)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone
Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                            6,000              1
                                                                     ----------
                                                                     $   (1,043)
                                                                     ==========

(f) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by           Settlement   Appreciation/
Type              Currency         Contract                Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                    BP            3,357              05/2002     $       (3)
Buy                     EC           12,176              04/2002            (99)
Sell                                  1,719              04/2002              4
Sell                                 19,151              06/2002            123
Buy                     JY        3,517,958              04/2002           (171)
Sell                              3,980,112              04/2002            383
Buy                               1,120,615              06/2002             11
Sell                                648,680              06/2002              0
Sell                    N$              827              04/2002            (19)
                                                                     ----------
                                                                     $      229
                                                                     ==========

(g) Principal amount denoted in indicated currency:

       BP - British Pound
       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar

(h) Securities are grouped by coupon or range of coupons and represent a range of securities.

(i) Principal amount of the security is adjusted for inflation.

               See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  103

Schedule of Investments
Low Duration Fund
March 31, 2002

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 28.8%

Banking & Finance 13.4%
Associates Corp. of North America
    6.875% due 06/20/2002                             $   20,000     $   20,180
    6.950% due 08/01/2002                                  1,000          1,016
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                                  1,800          1,895
Bank of America Corp.
    8.125% due 06/15/2002                                    105            106
    7.200% due 09/15/2002                                    100            102
    7.875% due 12/01/2002                                    100            103
    6.625% due 06/15/2004                                  1,000          1,047
Bank One Corp.
    2.036% due 05/07/2002 (d)                                800            800
Bear Stearns Co., Inc.
    2.340% due 12/16/2002 (d)                              2,800          2,805
    6.125% due 02/01/2003                                  3,000          3,068
    2.258% due 03/28/2003 (d)                              8,600          8,603
    6.200% due 03/30/2003                                  9,700          9,951
    2.510% due 05/24/2004 (d)                              2,000          1,999
    2.331% due 06/01/2004 (d)                              3,000          2,983
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                                  1,554          1,580
Beneficial Corp.
    6.650% due 09/12/2002                                  5,000          5,088
    6.575% due 12/16/2002                                  5,440          5,573
Capital One Bank
    2.968% due 06/23/2003 (d)                              1,100          1,096
Chrysler Financial Co. LLC
    2.041% due 08/08/2002 (d)                              8,000          7,972
CIT Group, Inc.
    2.150% due 09/13/2002 (d)                             19,900         19,856
    2.325% due 04/07/2003 (d)                              2,900          2,872
Credit Asset Receivable LLC
    6.274% due 10/31/2003                                 19,424         19,151
Donaldson, Lufkin & Jenrette, Inc.
    2.235% due 07/18/2003 (d)                                200            201
Export-Import Bank Korea
    6.500% due 11/15/2006                                  6,700          6,846
    7.100% due 03/15/2007                                  6,700          7,035
Finova Group, Inc.
    7.500% due 11/15/2009                                  2,100            740
Ford Motor Credit Co.
    6.520% due 08/12/2002                                 13,000         13,143
    6.000% due 01/14/2003                                 15,000         15,148
    2.017% due 02/13/2003 (d)                              2,000          1,972
    2.180% due 03/17/2003 (d)                              3,000          2,951
    6.125% due 04/28/2003                                 14,000         14,158
    2.170% due 06/02/2003 (d)                                600            589
    2.530% due 06/23/2003 (d)                              9,800          9,644
    2.720% due 03/08/2004 (d)                             18,900         18,317
    2.060% due 04/26/2004 (d)                             19,000         18,254
    7.500% due 03/15/2005                                  1,000          1,016
Gemstone Investors Ltd.
    7.710% due 10/31/2004                                 11,000         10,988
General Motors Acceptance Corp.
    7.400% due 06/07/2002                                  4,070          4,108
    2.000% due 11/12/2002 (d)                             17,400         17,320
    5.875% due 01/22/2003                                    500            506
    6.750% due 03/15/2003                                  3,700          3,778
    2.598% due 07/20/2003 (d)                              3,517          3,517
    2.665% due 07/21/2003 (d)                                200            197
    2.540% due 08/04/2003 (d)                             98,420         97,170
    5.550% due 09/15/2003                                  3,000          3,024
    5.750% due 11/10/2003                                  5,000          5,041
    3.110% due 01/20/2004 (d)                              9,400          9,294
    2.752% due 03/22/2004 (d)                              5,000          4,947
    2.125% due 04/05/2004 (d)                                700            684
    2.680% due 05/04/2004 (d)                              3,700          3,651
    2.600% due 05/10/2004 (d)                                600            591
    2.610% due 05/17/2004 (d)                              1,300          1,280
    7.625% due 06/15/2004                                  1,000          1,039
    6.850% due 06/17/2004                                  1,000          1,023
    4.060% due 07/21/2004 (d)                                600            585
    7.430% due 12/01/2021                                    418            420
Heller Financial, Inc.
    6.500% due 07/22/2002                                  6,000          6,078
    2.070% due 04/28/2003 (d)                             20,000         20,115
Household Finance Corp.
    7.625% due 01/15/2003                                 10,849         11,176
    6.125% due 02/27/2003                                  1,500          1,525
    2.278% due 06/24/2003 (d)                              1,500          1,490
    2.251% due 05/28/2004 (d)                                600            590
    7.125% due 09/01/2005                                     50             51
    7.200% due 07/15/2006                                    290            298
    6.125% due 07/15/2012                                 11,000         11,102
Industrial Bank of Korea
    8.375% due 09/30/2002                                  5,000          5,140
J.P. Morgan & Co.
    7.625% due 09/15/2004                                    100            107
KFW International Finance, Inc.
    5.375% due 05/10/2002                                 12,282         12,319
    6.125% due 07/08/2002                                 18,589         18,766
Korea Development Bank
    7.625% due 10/01/2002                                 21,200         21,755
    6.500% due 11/15/2002                                  6,698          6,827
    7.800% due 06/16/2003 (d)                              3,500          3,430
    6.625% due 11/21/2003                                 20,300         21,058
Lehman Brothers Holdings, Inc.
    2.865% due 05/07/2002 (d)                              5,000          5,002
    2.510% due 12/12/2002 (d)                              1,500          1,504
    2.263% due 04/04/2003 (d)                                900            902
    2.275% due 07/06/2004 (d)                              1,500          1,496
    8.250% due 06/15/2007                                    100            110
Marsh & McLennan Cos., Inc.
    6.625% due 06/15/2004                                  1,000          1,044
Merrill Lynch & Co.
    6.130% due 04/07/2003                                  7,770          8,002
    2.450% due 05/21/2004 (d)                             57,000         57,060
    6.550% due 08/01/2004                                    100            105
Metlife, Inc.
    5.250% due 12/01/2006                                 20,000         19,634
Metropolitan Life Insurance Co.
    6.300% due 11/01/2003                                 17,850         18,367
Middletown Trust
   11.750% due 07/15/2010                                    865            891
Midland Funding I
    10.330% due 07/23/2002                                   487            489
Morgan Stanley, Dean Witter & Co.
    2.187% due 03/11/2003 (d)                              5,000          5,006
    2.415% due 08/07/2003 (d)                                100            100
Nacional Financiera
    3.765% due 05/08/2003 (d)                              2,000          2,007
    3.900% due 05/08/2003 (d)                              5,000          5,006
Pemex Finance Ltd.
    6.125% due 11/15/2003                                  8,867          8,991
Pemex Project Funding Master Trust
    1.000% due 01/07/2005 (d)                             46,000         46,151
Rothmans Holdings
    6.500% due 05/06/2003                                 14,000         14,343
Salomon Smith Barney Holdings, Inc.
    2.210% due 05/04/2004 (d)                             32,760         32,880
Salomon, Inc.
    7.300% due 05/15/2002                                 15,000         15,088
    7.500% due 02/01/2003                                  3,000          3,109
Sears Roebuck Acceptance Corp.
    6.900% due 08/01/2003                                     50             52
Shopping Center Associates
    6.750% due 01/15/2004                                 11,725         11,876
Spieker Properties, Inc.
    6.800% due 05/01/2004                                  2,000          2,067
Trinom Ltd.
    5.895% due 12/18/2004 (d)                              5,700          5,737
Wachovia Corp.
    8.125% due 06/24/2002                                    500            506
Wells Fargo & Co.
    6.625% due 07/15/2004                                  1,000          1,048
Wells Fargo Financial, Inc.
    5.450% due 05/03/2004                                  6,250          6,392
                                                                     ----------
                                                                        813,815
                                                                     ==========

104 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------

Industrials 8.0%
Allied Waste Industries, Inc.
     7.375% due 01/01/2004                               $  5,000     $  4,950
Atlas Air, Inc.
     8.010% due 01/02/2010                                  8,651        7,766
Conoco Funding Co.
     5.450% due 10/15/2006                                 32,100       31,855
Conoco, Inc.
     5.900% due 04/15/2004                                  3,100        3,189
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                              2,000        2,014
DaimlerChrysler North America Holding Corp.
     2.760% due 12/16/2002 (d)                             13,900       13,903
     2.380% due 08/21/2003 (d)                                900          888
     2.230% due 08/16/2004 (d)                              1,000          977
     6.900% due 09/01/2004                                  1,000        1,030
Eastman Chemical Co.
     6.375% due 01/15/2004                                    250          255
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                  3,000        2,914
Enron Corp.
     6.500% due 08/01/2002 (i)                             13,700        1,781
     6.750% due 09/01/2004 (i)                              1,545          201
     7.625% due 09/10/2004 (i)                              2,400          312
     8.375% due 05/23/2005 (i)                              7,355          956
     8.000% due 08/15/2005 (i)                              8,300        2,573
Federal-Mogul Corp.
     7.500% due 07/01/2004 (i)                             28,600        5,291
General Motors Corp.
     6.250% due 05/01/2005                                  7,000        6,998
General Motors Nova Scotia Finance
     6.850% due 10/15/2008                                 20,500       20,096
HCA, Inc.
     8.130% due 08/04/2003                                  5,000        5,243
     6.630% due 07/15/2045                                  7,000        7,060
IMEXA Export Trust
    10.125% due 05/31/2003                                  3,222        1,513
International Game Technology
     7.875% due 05/15/2004                                    500          518
International Paper Co.
     8.000% due 07/08/2003                                 10,000       10,475
Kroger Co.
     7.150% due 03/01/2003                                 13,500       13,911
Nabisco, Inc.
     6.700% due 06/15/2002                                 21,100       21,253
NWA Trust
    10.230% due 06/21/2014                                    602          604
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                             27,945       28,401
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                 15,955       16,187
Petroleos Mexicanos
     9.375% due 12/02/2008                                  5,500        6,078
Philip Morris Cos., Inc.
     7.250% due 01/15/2003                                  4,050        4,164
     8.250% due 10/15/2003                                  1,000        1,061
     6.950% due 06/01/2006                                 25,000       26,026
Phillips Petroleum Co.
     8.500% due 05/25/2005                                  2,000        2,191
Procter & Gamble Co.
     6.600% due 12/15/2004                                 12,500       13,195
Qwest Capital Funding, Inc.
     6.125% due 07/15/2002                                  5,250        5,145
     5.875% due 08/03/2004                                  6,000        5,156
Qwest Corp.
     5.650% due 11/01/2004                                  9,250        8,318
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                                  3,000        3,104
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004                                 10,500       11,039
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                              9,000        9,024
Starwood Hotels & Resorts
     6.750% due 11/15/2005                                  2,000        1,989
TCI Communications, Inc.
     2.710% due 03/11/2003 (d)                              3,000        3,007
Time Warner, Inc.
     7.975% due 08/15/2004                                  1,950        2,071
TTX Co.
     7.820% due 07/21/2003                                 61,000       63,907
Waste Management, Inc.
     6.500% due 05/15/2004                                 45,000       45,916
Weyerhaeuser Co.
     5.500% due 03/15/2005                                 34,200       34,091
     6.125% due 03/15/2007                                 24,500       24,361
                                                                      --------
                                                                       482,957
                                                                      ========
Utilities 7.4%
ALLETE, Inc.
     3.240% due 10/20/2003 (d)                                100          100
Arizona Public Service Co.
     5.875% due 02/15/2004                                  5,600        5,705
Arkansas Power & Light
     6.000% due 10/01/2003                                    450          451
AT&T Corp.
     5.625% due 03/15/2004                                 20,000       19,980
     6.500% due 11/15/2006                                  5,000        4,913
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                  3,000        3,017
British Telecom PLC
     3.295% due 12/15/2003 (d)                              9,900       10,001
     7.625% due 12/15/2005                                 73,400       78,041
CenturyTel, Inc.
     7.750% due 10/15/2012                                 32,000       32,585
Cleveland Electric Illuminating Co.
     7.850% due 07/30/2002                                  3,500        3,557
     9.500% due 05/15/2005                                  9,000        9,022
CMS Energy Corp.
     8.125% due 05/15/2002                                  5,000        5,032
     8.375% due 07/01/2003                                  7,750        7,869
DTE Energy Co.
     7.110% due 11/15/2038 (d)                             21,000       21,199
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                  3,308        3,312
     8.500% due 06/01/2003                                  4,000        4,168
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                                 35,000       36,076
France Telecom
     3.396% due 07/16/2003 (d)                             12,200       12,207
     7.200% due 03/01/2006                                 29,300       29,777
     7.700% due 03/01/2006 (d)                              5,700        5,793
Hydro-Quebec
     6.300% due 05/11/2011                                    100          101
Illinois Power Co.
     6.250% due 07/15/2002                                 10,000        9,975
     6.000% due 09/15/2003                                 12,500       12,336
Jersey Central Power & Light Co.
     7.125% due 10/01/2004                                    500          504
Kentucky Power Co.
     6.650% due 05/01/2003                                  1,000        1,003
MCI Communications Corp.
     6.125% due 04/15/2012                                  4,300        4,282
Niagara Mohawk Power Co.
     7.250% due 10/01/2002                                 16,634       16,954
Noram Energy Corp.
     6.375% due 11/01/2003                                  2,000        2,031
Ohio Edison Co.
     8.625% due 09/15/2003                                  5,000        5,277
Pacific Gas & Electric Co.
     7.575% due 10/31/2049 (d)(i)                          46,700       47,634
Sprint Capital Corp.
     2.370% due 06/10/2002 (d)                                900          900
     9.500% due 04/01/2003                                  5,800        6,116
     5.875% due 05/01/2004                                  8,800        8,443
     6.000% due 01/15/2007                                 10,000        9,182
Texas Utilities Corp.
     6.500% due 08/16/2002                                  1,000        1,011
     9.700% due 02/28/2003                                  4,695        4,955
     6.750% due 03/01/2003                                    925          949
     6.750% due 04/01/2003                                  3,875        3,984
     6.875% due 08/01/2005                                  2,000        2,041

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 105

Low Duration Fund
March 31, 2002

                                                        Principal
                                                           Amount       Value
                                                           (000s)      (000s)
-----------------------------------------------------------------------------
Toledo Edison Co.
     8.180% due 07/30/2002                              $   2,500  $    2,540
United Illuminating Co.
     6.000% due 12/15/2003                                 13,000      13,247
                                                                   ----------
                                                                      446,270
                                                                   ----------
Total Corporate Bonds & Notes                                       1,743,042
                                                                   ==========
(Cost $1,775,004)

  U.S. GOVERNMENT AGENCIES 0.7%

Fannie Mae
     7.125% due 09/19/2005                                 25,000      25,570
     7.000% due 11/14/2005                                 15,085      15,507
     6.000% due 12/15/2005                                    475         493
Federal Home Loan Bank
     6.750% due 05/01/2002                                    250         251
     6.110% due 07/08/2002                                    150         152
Freddie Mac
     7.000% due 02/15/2003                                  1,240       1,284
Small Business Administration
     4.000% due 12/25/2012 (d)                                234         243
     3.500% due 02/25/2014 (d)                                444         451
                                                                   ----------
Total U.S. Government Agencies                                         43,951
                                                                   ==========
(Cost $43,471)

  U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protect Securities (h)
     3.625% due 07/15/2002 (b)                              6,524       6,635
     3.375% due 01/15/2007                                 47,785      48,778
U.S. Treasury Notes
     6.250% due 08/31/2002                                  1,943       1,977
     5.875% due 09/30/2002                                    816         831
     6.250% due 02/15/2003                                    600         619
     5.375% due 06/30/2003                                    950         978
     5.250% due 08/15/2003                                  1,550       1,594
     7.250% due 08/15/2004                                    200         215
     5.875% due 11/15/2004                                    300         313
     5.875% due 11/15/2005                                    100         104
                                                                   ----------
Total U.S. Treasury Obligations                                        62,044
                                                                   ==========
(Cost $61,147)

  MORTGAGE-BACKED SECURITIES 44.0%

Collateralized Mortgage Obligations 14.1%
Amortizing Residential Collateral Trust
     2.110% due 09/25/2030 (d)                              8,943       8,940
Bear Stearns Adjustable Rate Mortgage Trust
     7.469% due 12/25/2030 (d)                              3,082       3,125
     7.490% due 12/25/2030 (d)                              4,564       4,615
     6.393% due 09/25/2031 (d)                             25,402      25,292
     6.295% due 01/25/2032 (d)                             26,087      26,080
     6.147% due 02/25/2032 (d)                             12,584      12,535
     6.195% due 02/25/2032 (d)                             21,175      21,084
CDC Depositor Trust I
     2.277% due 01/15/2003 (d)                                796         796
Cendant Mortgage Corp.
     6.500% due 01/18/2016                                    100         100
     6.750% due 04/25/2031                                  5,475       5,505
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                     90          94
Chase Mortgage Finance Corp.
     6.500% due 06/25/2013                                  2,490       2,539
     6.559% due 04/25/2025 (d)                                 20          20
     6.750% due 06/25/2028                                 11,250      11,386
     6.350% due 07/25/2029                                  2,813       2,878
Citicorp Mortgage Securities, Inc.
     5.408% due 12/01/2019 (d)                                197         197
     6.750% due 05/25/2028                                  6,266       6,289
CMC Securities Corp. IV
     7.250% due 10/25/2027                                  6,143       6,344
     7.250% due 11/25/2027                                  6,803       7,035
CNL Commercial Loan Trust
     2.490% due 10/20/2027 (d)                             57,801      57,801
Commercial Trust
     6.670% due 12/15/2003 (d)                              2,196       2,036
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                                    289         294
Countrywide Funding Corp.
     5.234% due 01/25/2035 (d)                                209         209
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                                  7,082       7,136
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                     46          47
     7.500% due 02/25/2031                                 37,779      38,820
     7.500% due 03/25/2031                                 14,509      14,936
     2.500% due 03/25/2032 (d)                             66,400      66,400
     6.400% due 01/17/2035                                     93          96
Dime Savings
     6.487% due 11/01/2018 (d)                                434         432
DLJ Commercial Mortgage Corp.
     2.620% due 07/05/2008 (d)                                573         576
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                    482         540
     7.538% due 05/25/2024 (d)                                573         584
     2.350% due 06/25/2026 (d)                              5,348       5,365
     6.850% due 12/17/2027                                    159         163
Drexel Burnham Lambert Trust
     2.625% due 05/01/2016 (d)                                 15          15
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2025                                     62          63
Fannie Mae
     8.950% due 05/25/2003                                      2           2
     9.000% due 07/25/2003                                     27          27
     9.400% due 07/25/2003                                      8           8
     6.875% due 06/25/2009                                    330         333
     7.000% due 09/25/2016                                  3,507       3,540
     9.250% due 10/25/2018                                     42          46
     9.500% due 03/25/2020                                  3,748       4,109
     9.500% due 05/25/2020                                    709         785
     9.000% due 03/25/2021                                  2,054       2,262
     9.000% due 04/25/2021                                     70          77
     8.000% due 12/25/2021                                  2,024       2,142
     3.037% due 04/25/2022 (d)                                119         119
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                                 14,124      13,955
First Nationwide Trust
     7.750% due 10/25/2030                                 19,537      20,143
Freddie Mac
     8.000% due 07/01/2006                                     23          24
     6.500% due 08/15/2006                                    172         173
     8.500% due 01/01/2007                                     40          42
     8.000% due 09/15/2007                                    178         179
     5.750% due 01/15/2008                                  1,058       1,065
     9.500% due 07/01/2010                                     47          52
     6.500% due 08/15/2011                                 10,818      11,137
     8.000% due 01/01/2012                                     74          78
    12.500% due 09/30/2013                                    363         397
    11.750% due 02/01/2014                                      1           1
    10.000% due 07/15/2019                                    149         157
    10.000% due 05/15/2020                                    107         114
     9.000% due 12/15/2020                                  1,480       1,546
     9.500% due 01/15/2021                                    573         607
     8.000% due 04/15/2021                                    677         705
     9.000% due 05/15/2021                                    108         116
     9.500% due 09/01/2021                                     20          22
     8.000% due 04/01/2022                                    263         280
     8.000% due 11/01/2022                                    185         197
     8.500% due 08/01/2024                                     72          78
     8.500% due 11/01/2024                                    600         647
     6.250% due 04/15/2028                                  4,631       4,749
     6.500% due 10/01/2028                                     49          49
     2.350% due 11/15/2030 (d)                                363         365
     4.989% due 08/15/2032 (d)                              3,935       3,811
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                     46          46
German American Capital Corp.
     7.000% due 08/12/2010                                  6,800       7,073

106 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------

Glendale Federal Savings & Loan
   11.000% due 03/01/2010                             $       12    $       13
    4.041% due 03/25/2030 (d)                                558           560
GMAC Commercial Mortgage Corp.
    2.300% due 02/20/2003 (d)                                870           870
    2.312% due 09/20/2005 (d)                                200           200
Golden Mortgage Loan
    7.875% due 02/25/2031 (d)                             11,194        11,190
Guardian Savings & Loan Association
    6.203% due 09/25/2018 (d)                                  8             8
Home Savings of America
    4.753% due 05/25/2027 (d)                                835           822
Impac Secured Assets CMN Owner Trust
    8.000% due 07/25/2030                                 45,481        47,041
Imperial Savings Association
    8.851% due 07/25/2017 (d)                                 25            25
    9.900% due 02/25/2018                                    225           226
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                                     73            80
LB Commercial Conduit Mortgage Trust
    6.330% due 11/18/2004                                     88            91
Mellon Residential Funding Corp.
    6.400% due 06/25/2028                                 16,661        17,042
    6.580% due 07/25/2029 (d)                             17,411        18,430
Morgan Stanley Capital I
    7.280% due 01/16/2006                                    163           171
    7.460% due 02/15/2020                                 21,063        22,136
    6.993% due 08/15/2023                                     78            81
Mortgage Capital Funding, Inc.
    6.325% due 10/18/2007                                 17,188        17,679
Nationslink Funding Corp.
    6.297% due 11/10/2002                                  5,000         5,135
    2.230% due 04/10/2007 (d)                              2,094         2,098
Norwest Asset Securities Corp.
    6.500% due 04/25/2028                                    859           875
    6.500% due 01/25/2029                                  6,000         5,988
PNC Mortgage Securities Corp.
    6.750% due 05/25/2028                                    567           570
    6.300% due 06/25/2029                                 19,210        19,609
    7.750% due 07/25/2030                                  2,650         2,649
    7.470% due 05/25/2040 (d)                                 82            84
Prudential Home Mortgage Securities
    7.500% due 09/25/2007                                    524           542
    7.000% due 01/25/2008                                  7,943         7,954
    6.750% due 11/25/2008                                  5,654         5,766
    7.000% due 08/25/2009                                  3,564         3,612
Prudential-Bache Trust
    8.400% due 03/20/2021                                  2,139         2,247
Resecuritization Mortgage Trust
    2.020% due 04/26/2021 (d)                              2,217         2,217
    6.500% due 04/19/2029                                 17,966        18,440
Residential Accredit Loans, Inc.
    6.500% due 02/25/2029 (d)                             12,312        12,380
    7.000% due 07/25/2029                                    239           244
Residential Asset Securitization Trust
    6.500% due 09/25/2014                                    291           295
Residential Funding Mortgage Securities I
    6.500% due 04/25/2009                                      4             4
    7.500% due 08/25/2023                                     14            14
    7.500% due 12/25/2025                                    808           831
    7.000% due 10/25/2027                                 10,000        10,346
    6.250% due 11/25/2028                                  6,000         5,956
    7.500% due 11/25/2030                                    399           399
Resolution Trust Corp.
    4.868% due 05/25/2019 (d)                              1,087         1,087
    3.930% due 08/25/2019 (d)                              1,568         1,568
    9.715% due 10/25/2021                                    149           148
    8.625% due 10/25/2021                                  6,177         6,171
    7.032% due 10/25/2021 (d)                                 35            35
    6.900% due 02/25/2027                                  2,086         2,133
    7.182% due 10/25/2028 (d)                                529           533
    5.990% due 10/25/2028 (d)                              1,198         1,217
    7.121% due 05/25/2029 (d)                              1,545         1,586
Ryland Acceptance Corp.
   11.500% due 12/25/2016                                      9            10
Salomon Brothers Mortgage Securities VII
    6.990% due 12/25/2017 (d)                                990         1,005
    7.005% due 03/25/2024 (d)                                499           508
    7.382% due 10/25/2024 (d)                                110           111
    2.160% due 09/25/2029 (d)                                139           140
    7.600% due 12/25/2030                                  2,110         2,145
Sears Mortgage Securities
   12.000% due 02/25/2014                                     40            40
    7.431% due 10/25/2022 (d)                              1,086         1,161
SLH Mortgage Trust
    9.600% due 03/25/2021                                    310           310
Structured Asset Mortgage Investments, Inc.
    6.914% due 06/25/2028 (d)                              3,222         3,263
    9.090% due 06/25/2029 (d)                              4,365         4,837
    6.566% due 06/25/2029 (d)                             23,027        22,708
    6.750% due 05/02/2030                                  1,825         1,809
Structured Asset Securities Corp.
    6.750% due 07/25/2029                                 10,311        10,516
    7.750% due 07/25/2030                                  3,846         3,877
    2.300% due 05/25/2031 (d)                                999         1,003
    2.400% due 05/25/2031 (d)                             16,238        16,061
    6.250% due 01/25/2032                                 17,363        18,232
TMA Mortgage Funding Trust
    2.230% due 01/25/2029 (d)                              5,737         5,737
Torrens Trust
    2.160% due 07/15/2031 (d)                              6,164         6,171
Union Planters Mortgage Finance Corp.
    6.600% due 01/25/2028                                 13,000        13,272
    6.450% due 01/25/2028                                  1,607         1,606
Wells Fargo Mortgage-Backed Securities Trust
    7.000% due 02/25/2016                                 49,726        50,988
    6.125% due 07/25/2031                                 10,000         9,957
                                                                    ----------
                                                                       856,490
                                                                    ==========
Fannie Mae 21.4%
    5.500% due 04/01/2009-04/16/2017 (d)(g)              291,620       284,375
    5.795% due 10/01/2030-11/01/2039 (d)(g)                9,435         9,567
    5.808% due 04/01/2018 (d)                              5,108         5,254
    5.995% due 12/01/2017-12/01/2023 (d)(g)                  235           238
    6.000% due 05/01/2011-12/01/2031 (d)(g)              886,178       882,280
    6.190% due 06/01/2017 (d)                                 59            60
    6.203% due 11/01/2018 (d)                                 69            70
    6.246% due 07/25/2017 (d)                              1,636         1,573
    6.318% due 08/01/2029 (d)                             14,340        14,593
    6.440% due 08/01/2017 (d)                                 30            30
    6.448% due 07/01/2018 (d)                                 41            41
    6.498% due 01/01/2024 (d)                              1,032         1,078
    6.500% due 09/01/2005-07/01/2017 (d)(g)                  633           647
    6.748% due 11/01/2017 (d)                                103           105
    6.793% due 11/01/2017 (d)                                223           226
    6.870% due 01/01/2021 (d)                                184           187
    7.000% due 12/01/2006-05/01/2012 (d)(g)                  129           134
    7.265% due 02/01/2028 (d)                              2,176         2,246
    7.685% due 07/01/2017 (d)                                286           292
    7.815% due 04/01/2024 (d)                              1,087         1,127
    7.917% due 07/01/2023 (d)                                484           489
    8.000% due 03/01/2004-11/01/2031 (g)                  78,984        82,979
    8.263% due 01/01/2024 (d)                                 42            44
    8.290% due 10/01/2024 (d)                              1,704         1,742
    8.472% due 01/01/2024 (d)                                 15            16
    8.500% due 03/01/2008-01/01/2026 (g)                   1,907         2,056
    9.000% due 01/01/2025                                      2             2
    9.500% due 07/01/2024-11/01/2025 (g)                   2,185         2,403
   10.000% due 02/01/2004-01/01/2025 (g)                     561           608
   10.500% due 06/01/2005-12/01/2024 (g)                      69            74
   11.000% due 11/01/2020                                     29            32
   11.250% due 10/01/2015                                     24            26
   11.500% due 12/01/2008-02/01/2020 (g)                      41            46
   11.750% due 02/01/2016                                     33            38
   12.000% due 01/01/2015-10/01/2015 (g)                       6             6
   13.000% due 07/01/2015                                      5             5
   13.250% due 09/01/2011                                     10            12
   15.500% due 10/01/2012                                      4             4
   15.750% due 12/01/2011                                     17            20
   16.000% due 09/01/2012-12/01/2012 (g)                       8             9
                                                                    ----------
                                                                     1,294,734
                                                                    ==========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 107

Low Duration Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------

Federal Housing Administration 0.9%
    6.950% due 04/01/2014                               $   1,931    $    1,864
    7.000% due 08/01/2022                                   2,887         2,902
    7.400% due 02/01/2019                                      62            61
    7.421% due 11/01/2019                                     359           361
    7.430% due 10/01/2019-11/01/2025                       45,245        45,459
                                                                     ----------
                                                                         50,647
                                                                     ==========
Freddie Mac 0.4%
    5.625% due 01/01/2017 (d)                                  24            24
    6.000% due 09/01/2006-03/01/2011 (g)                    6,203         6,283
    6.333% due 11/01/2022 (d)                               1,130         1,159
    6.365% due 11/01/2023 (d)                                 291           299
    6.375% due 03/01/2017 (d)                                 139           139
    6.379% due 10/01/2023 (d)                                 605           621
    6.463% due 01/01/2024 (d)                                 952           980
    6.505% due 09/01/2023 (d)                                 137           141
    6.528% due 07/01/2018 (d)                                 194           197
    6.533% due 12/01/2022 (d)                                 353           360
    6.610% due 01/01/2024 (d)                                 414           426
    6.738% due 06/01/2024 (d)                                 392           403
    6.875% due 10/01/2027 (d)                                 609           623
    6.914% due 02/01/2020 (d)                               1,500         1,523
    7.500% due 09/01/2006                                      33            35
    8.000% due 03/01/2007-12/01/2024 (g)                    2,336         2,481
    8.170% due 03/01/2024 (d)                                  37            39
    8.250% due 10/01/2007-01/01/2009 (g)                       54            56
    8.500% due 10/01/2002-11/01/2025 (g)                    6,513         7,019
    8.750% due 04/01/2002                                       1             1
    9.000% due 05/01/2002-08/01/2022 (g)                    1,795         1,975
    9.500% due 12/01/2004-02/01/2025 (g)                      189           205
    9.750% due  08/01/2002-11/01/2008 (g)                     375           405
   10.000% due 04/01/2015-10/01/2019 (g)                       63            71
   10.500% due 10/01/2010-02/01/2016 (g)                       16            17
   10.750% due 09/01/2009-08/01/2011 (g)                      209           232
   11.500% due 10/01/2015-01/01/2016 (g)                       38            42
   11.750% due 11/01/2010-08/01/2015 (g)                        9            10
   12.000% due 09/01/2013                                       1             2
   14.000% due 09/01/2012-04/01/2016 (g)                        9             9
   14.500% due 12/01/2010                                       2             2
   15.000% due 08/01/2011-12/01/2011 (g)                        3             3
                                                                     ----------
                                                                         25,782
                                                                     ==========
Government National Mortgage Association 7.1%
    2.450% due 12/16/2025 (d)                               1,871         1,872
    5.000% due 01/20/2032-02/20/2032 (d)(g)                68,197        68,923
    5.500% due 05/20/2030 (d)                                 229           232
    6.000% due 07/20/2030 (d)                                 284           289
    6.375% due 04/20/2016-06/20/2027 (d)(g)                25,438        26,017
    6.500% due 05/15/2023-10/15/2023 (g)                      435           437
    6.625% due 10/20/2023-11/20/2026 (d)(g)                24,830        25,506
    6.630% due 12/20/2027 (d)                               3,370         3,454
    6.750% due 08/20/2022-07/20/2027 (d)                   35,804        36,693
    7.000% due 03/15/2011-11/15/2031 (g)                   40,928        41,824
    7.375% due 03/20/2019 (d)                                 122           125
    7.500% due 03/15/2022-09/15/2031 (g)                   27,458        28,640
    7.750% due 08/20/2024-09/20/2026 (d)                      445           456
    8.000% due 11/15/2006-04/18/2032 (g)                  172,693       181,667
    8.500% due 12/15/2021-02/15/2031 (g)                      424           457
    9.000% due 06/20/2016-12/15/2030 (g)                   13,984        14,976
    9.500% due 10/15/2016-06/15/2025 (g)                       64            70
    9.750% due 07/15/2017-10/15/2017 (g)                      312           342
   10.000% due 10/15/2013-11/15/2025 (g)                       51            57
   10.500% due 11/15/2019-02/15/2021 (g)                       12            14
   11.000% due 09/15/2010                                       4             4
   11.500% due 08/15/2018                                      25            29
   11.750% due 08/15/2013-08/15/2015 (g)                       37            42
   12.000% due 06/20/2015                                       6             7
   13.000% due 10/15/2013                                       5             6
   13.500% due 05/15/2011-11/15/2012 (g)                       19            22
   16.000% due 12/15/2011-02/15/2012 (g)                       20            24
                                                                     ----------
                                                                        432,185
                                                                     ==========
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (PO)
    6.000% due 02/25/2008                               $     403    $        6
  256.000% due 11/01/2008                                      13            55
    6.500% due 03/25/2009                                   2,263           228
    0.950% due 03/25/2009 (d)                               8,777           178
    6.500% due 05/25/2019                                   3,288            98
    6.500% due 04/25/2020                                   1,730            48
    7.000% due 05/25/2021                                   1,292            47
  859.771% due 02/25/2022                                       9           103
    6.500% due 03/25/2023                                   1,612           200
    6.600% due 03/25/2024 (d)                               3,015           168
Fannie Mae (PO)
    0.000% due 09/25/2022                                      12            12
Freddie Mac (IO)
    6.000% due 10/15/2007                                      41             0
    6.000% due 02/15/2008                                     168             2
    6.500% due 05/15/2019                                     947            15
    6.500% due 06/15/2019                                     534            10
 1049.625% due 04/15/2021                                       4            17
    6.500% due 04/15/2022                                   1,263           125
    7.000% due 05/15/2023                                     180            21
    4.000% due 01/15/2024                                  20,919         3,909
Prudential Home Mortgage Securities (IO)
    0.267% due 04/25/2009 (d)                              30,184            93
                                                                     ----------
                                                                          5,335
                                                                     ----------
Total Mortgage-Backed Securities                                      2,665,173
                                                                     ==========
(Cost $2,661,511)

   ASSET-BACKED SECURITIES 2.6%

Advanta Mortgage Loan Trust
    7.760% due 05/25/2018                                  22,700        23,680
Ameriquest Mortgage Securities, Inc.
    2.220% due 06/15/2030 (d)                                 171           171
    2.200% due 07/15/2030 (d)                                 343           344
Amresco Residential Securities Mortgage Loan Trust
    2.040% due 07/25/2027 (d)                                  85            85
Bombardier Capital Mortgage
    6.605% due 09/15/2010                                   2,472         2,491
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                      42            42
Champion Home Equity Loan Trust
    7.615% due 05/25/2028 (d)                               2,276         2,336
CIT Marine Trust
    5.800% due 04/15/2010                                     119           122
Community Program Loan Trust
    4.500% due 10/01/2018                                  14,034        13,142
Compucredit Credit Card Master Trust
    2.120% due 03/15/2007 (d)                              32,000        32,015
Contimortgage Home Equity Loan Trust
    6.770% due 01/25/2018                                      54            54
CS First Boston Mortgage Securities Corp.
    2.160% due 12/15/2030 (d)                                 474           474
Embarcadero Aircraft Securitization Trust
    2.327% due 08/15/2025 (d)                               4,900         4,410
EQCC Home Equity Loan Trust
    2.060% due 10/15/2027 (d)                                 172           172
Equity One ABS, Inc.
    7.325% due 03/25/2014                                   9,400         9,573
GF Funding Corp.
    6.890% due 01/20/2006                                   8,444         8,444
Green Tree Financial Corp.
    6.550% due 02/15/2027                                   3,656         3,740
    7.400% due 06/15/2027                                  12,057        12,604
Green Tree Floorplan Receivables Master Trust
    2.187% due 11/15/2004 (d)                               1,000         1,001
Green Tree Home Improvement Loan Trust
    2.070% due 08/15/2029 (d)                                 342           342
IMC Home Equity Loan Trust
    2.116% due 10/20/2027 (d)                               2,029         2,031
Irwin Home Equity Loan Trust
    7.460% due 09/25/2014                                  13,872        14,148
    2.135% due 06/25/2021 (d)                                 131           131

108 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Marriott Vacation Club Owner Trust
    2.200% due 09/20/2017 (d)                          $     6,207    $   6,166
Merit Securities Corp.
    7.040% due 12/28/2033                                    2,926        2,929
New York City Tax Lien
    6.350% due 07/10/2007                                    2,432        2,271
Oakwood Mortgage Investors, Inc.
    6.950% due 08/15/2027                                      113          113
Ocwen Mortgage Loan Trust
    2.122% due 10/25/2029 (d)                                  185          185
Option One Mortgage Loan Trust
    2.140% due 09/25/2030 (d)                                2,946        2,949
Pacificamerica Home Equity Loan
    2.120% due 04/25/2028 (d)                                  107          107
Providian Gateway Master Trust
    2.180% due 03/16/2009 (d)                                8,000        7,830
Residential Asset Securities Corp.
    2.450% due 10/25/2027 (d)                                1,520        1,521
SallieMae
    5.141% due 07/25/2004 (d)                                    5            5
    2.432% due 04/25/2006 (d)                                3,216        3,221
Saxon Asset Securities Trust
    7.205% due 01/25/2019                                      238          243
    2.080% due 05/25/2029 (d)                                  234          233
                                                                      ---------
Total Asset-Backed Securities                                           159,325
                                                                      =========
(Cost $157,767)

   SOVEREIGN ISSUES 1.4%

Republic of Brazil
    5.437% due 04/15/2006 (d)                               54,936       50,887
    3.250% due 04/15/2009 (d)                                2,471        2,119
   11.000% due 01/11/2012                                    3,000        2,798
Republic of Panama
    8.250% due 04/22/2008                                    5,500        5,528
United Mexican States
    5.625% due 04/07/2004 (d)                               21,530       22,351
                                                                      ---------
Total Sovereign Issues                                                   83,683
                                                                      =========
(Cost $81,550)

   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.3%

Korea Development Bank
    2.700% due 08/16/2002                             JY 2,000,000       15,170
United Mexican States
    8.750% due 05/30/2002                             BP     3,000        4,292
                                                                      ---------
Total Foreign Currency-Denominated Issues                                19,462
                                                                      =========
(Cost $24,206)

   PURCHASED CALL OPTIONS 0.1%

Japanese Yen vs. U.S. Dollar (OTC)
Strike @ 141.500 Exp. 06/05/2002                      JY 5,615,000        2,861
                                                                      ---------
Total Purchased Call Options                                              2,861
                                                                      =========
(Cost $2,892)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 95.750 Exp. 06/17/2002                    $ 4,682,000           29
    Strike @ 92.750 Exp. 06/17/2002                      2,490,000           31
PNC Mortgage Securities (OTC)
    7.490% due 05/25/2040
    Strike @ 100.000 Exp. 04/01/2005                           300            0
                                                                      ---------
Total Purchased Put Options                                                  60
                                                                      =========
(Cost $165)

   PREFERRED STOCK 0.1%                                     Shares

Home Ownership Funding
    13.331% due 12/31/2049                                   3,000    $   2,157
Rhone-Poulenc SA
    8.125% due 12/31/2049                                   13,000          330
TCI Communications, Inc.
    9.720% due 12/31/2036                                  224,700        5,622
                                                                      ---------
 Total Preferred Stock                                                    8,109
                                                                      =========
(Cost $9,389)
                                                         Principal
                                                            Amount
   SHORT-TERM INSTRUMENTS 26.2%                             (000s)

Commercial Paper 26.0%
Abbey National North America
    1.920% due 04/01/2002                              $    55,900       55,900
CBA (de) Finance
    1.850% due 04/01/2002                                   34,300       34,300
CDC
    1.830% due 04/01/2002                                   40,000       40,000
Fannie Mae
    1.750% due 05/08/2002 (b)                                  350          349
    1.815% due 07/03/2002                                   88,000       87,553
    1.870% due 08/14/2002                                   25,000       24,802
    1.865% due 08/21/2002                                   11,700       11,603
    1.900% due 08/21/2002                                   66,400       65,847
    1.900% due 08/28/2002                                   43,600       43,215
    1.880% due 08/28/2002                                   32,000       31,717
    1.910% due 09/04/2002                                   40,600       40,221
Federal Home Loan Bank
    1.745% due 05/08/2002 (b)                                7,480        7,467
Freddie Mac
    1.800% due 05/07/2002 (b)                                2,200        2,196
    1.800% due 05/14/2002 (b)                                2,400        2,395
    1.865% due 08/09/2002                                   62,536       62,069
    2.085% due 09/12/2002                                   75,000       74,255
Gillette Co.
    1.820% due 04/01/2002                                  175,000      175,000
Goldman Sachs Group LP
    1.850% due 04/01/2002                                   90,500       90,500
    1.860% due 04/03/2002                                  154,400      154,384
Nestle Capital Corp.
    1.830% due 04/02/2002                                   34,700       34,698
PB Finance (Delaware), Inc.
    1.850% due 04/24/2002                                   50,000       49,941
    1.840% due 04/29/2002                                   27,700       27,659
    1.870% due 05/06/2002                                    1,900        1,897
President & Fellows Harvard Co.
    1.800% due 04/01/2002                                   59,400       59,400
Sprint Capital Corp.
    3.450% due 05/07/2002                                   97,700       97,363
Swedish National Housing Finance
    1.900% due 06/03/2002                                    1,000          997
TotalFinaElf SA
    1.870% due 04/02/2002                                   51,500       51,497
UBS Finance, Inc.
    1.850% due 04/01/2002                                  111,000      111,000
    1.920% due 08/22/2002                                   89,700       88,947
USAA Capital Corp.
    1.840% due 04/01/2002                                   45,000       45,000
                                                                      ---------
                                                                      1,572,172
                                                                      =========
Repurchase Agreement 0.1%
State Street Bank
    1.550% due 04/01/2002                                    6,000        6,000
                                                                      ---------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bonds 8.500% due 02/15/2020 valued at $6,120.
    Repurchase proceeds are $6,001.)

U.S. Treasury Bills 0.1%
    1.729% due 05/02/2002 (b)                                8,560        8,487
                                                                      ---------
Total Short-Term Instruments                                          1,586,659
                                                                      =========
(Cost $1,587,049)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 109

Low Duration Fund
March 31, 2002

                                                                          Value
                                                                         (000s)
-------------------------------------------------------------------------------
Total Investments (a) 105.2%                                         $6,374,369
(Cost $6,404,151)

Written Options (c) (0.6%)                                              (33,686)
(Premiums $25,640)

Other Assets and Liabilities (Net) (4.6%)                              (280,650)
                                                                     ----------

Net Assets 100.0%                                                    $6,060,033
                                                                     ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $6,407,412 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $   51,279

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (84,322)
                                                                     ----------
Unrealized depreciation-net                                          $  (33,043)
                                                                     ==========

(b) Securities with an aggregate market value of $29,426 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                            # of  Appreciation/
Type                                                   Contracts (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                        1,085     $      204
Eurodollar June Futures (06/2002)                             15             82
Eurodollar September Futures (09/2002)                       126           (107)
Eurodollar March Futures (03/2003)                            20             40
                                                                     ----------
                                                                     $      219
                                                                     ==========

(c) Premiums received on written options:

                                                 # of
Type                                         Contracts   Premium          Value
-------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
   Strike @ 141.500 Exp. 06/05/2002      9,794,253,000  $  4,939     $    4,990
Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.935 Exp. 06/05/2002          160,130,000     9,803         10,404
Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.930 Exp. 05/08/2002           23,480,000     1,488          1,385
Put - CME Eurodollar June Futures
   Strike @ 95.500 Exp. 06/17/2002                 856       623              5
Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                  14        10              0
Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp. 09/16/2002               1,197       732          1,825
Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002                 486       266            371
Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002               7,023     4,073          6,672
Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002               4,944     3,706          8,034
                                                        -----------------------
                                                        $ 25,640     $   33,686
                                                        =======================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                Principal
                                   Amount                           Unrealized
                               Covered by       Settlement        Appreciation/
Type            Currency         Contract            Month       (Depreciation)
-------------------------------------------------------------------------------
Sell                  BP            3,522          05/2002       $           (3)
Buy                   EC          177,030          04/2002               (1,689)
Sell                               32,257          04/2002                  (65)
Sell                               22,360          05/2002                  (52)
Sell                              148,948          06/2002                  956
Buy                   JY       27,554,119          04/2002               (1,371)
Sell                           34,175,093          04/2002                3,323
Buy                             8,953,012          06/2002                   86
Sell                            5,288,679          06/2002                   (2)
                                                                 --------------
                                                                 $        1,183
                                                                 ==============

(f) Principal amount denoted in indicated currency:

            BP - British Pound
            EC - Euro
            JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Swap agreements outstanding at March 31, 2002:

                                                                     Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
-------------------------------------------------------------------------------

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                     JY 3,285,600 $       (1,066)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                      $   339,700         (5,869)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                           18,500           (319)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                           54,800            (79)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                          324,600         (6,260)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                            1,800             21

110 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                             $ 20,000    $   (93)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                               43,000        (20)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                                5,000        (45)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon
Global Funding 0.000% due 05/15/2021.

Broker: Goldman Sachs
Exp. 06/15/2004                                               50,000       (335)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                               30,000       (147)
                                                                       --------
                                                                       $(14,212)
                                                                       ========

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                         Coupon
Type                      (%)      Maturity        Par       Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note       5.250    08/15/2003      106,450   $109,498   $109,303
U.S. Treasury Note       5.875    11/15/2004      139,980    146,148    147,077
U.S. Treasury Note       5.750    11/15/2005       22,400     23,288     23,447
U.S. Treasury Note       4.625    05/15/2006       18,600     18,534     18,572
                                                            -------------------
                                                            $297,468   $298,399
                                                            ===================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 111

Schedule of Investments
Low Duration Fund II
March 31, 2002

                                                      Principal
                                                         Amount      Value
                                                         (000s)     (000s)
--------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 22.4%

Banking & Finance 20.5%
Associates Corp. of North America
    5.750% due 11/01/2003                               $   400    $   411
Bank of America Corp.
    2.151% due 08/26/2005 (d)                             9,100      9,096
Beneficial Corp.
    2.091% due 04/02/2002 (d)                             3,000      3,000
Chrysler Financial Co. LLC
    2.021% due 06/17/2003 (d)                             1,100      1,082
    2.021% due 06/18/2003 (d)                            13,000     12,824
Countrywide Home Loans
    6.850% due 06/15/2004                                 1,000      1,045
Donaldson, Lufkin & Jenrette, Inc.
    2.235% due 07/18/2003 (d)                             4,700      4,714
Ford Motor Credit Co.
    7.750% due 11/15/2002                                 1,700      1,735
    5.750% due 02/23/2004                                 1,000        996
    6.700% due 07/16/2004                                   900        912
    2.155% due 07/18/2005 (d)                               400        378
General Motors Acceptance Corp.
    6.625% due 10/01/2002                                    25         25
    7.625% due 05/05/2003                                 1,100      1,135
    2.210% due 08/04/2003 (d)                             1,400      1,382
    8.950% due 07/02/2009                                 7,155      7,754
Goldman Sachs Group, Inc.
    6.600% due 07/15/2002                                 1,500      1,517
Heller Financial, Inc.
    2.175% due 07/24/2002 (d)                            15,000     15,017
Household Finance Corp.
    6.700% due 06/15/2002                                 2,525      2,545
Lehman Brothers Holdings, Inc.
    2.600% due 05/07/2002 (d)                             5,200      5,202
Merrill Lynch & Co.
    6.000% due 02/12/2003                                   250        256
Morgan Stanley, Dean Witter, Discover & Co.
    2.150% due 08/07/2003 (d)                             2,400      2,405
NationsBank Corp.
    6.500% due 03/15/2006                                   250        256
Sears Roebuck Acceptance Corp.
    6.000% due 03/20/2003                                   250        256
Wells Fargo & Co.
    6.625% due 07/15/2004                                   105        110
                                                                   -------
                                                                    74,053
                                                                   =======
Industrials 0.2%
Procter & Gamble Co.
    5.250% due 09/15/2003                                   400        409
    6.600% due 12/15/2004                                   250        264
Wal-Mart Stores, Inc.
    6.550% due 08/10/2004                                   100        105
                                                                   -------
                                                                       778
                                                                   =======
Utilities 1.7%
DTE Energy Co.
    6.170% due 06/15/2038                                 5,000      5,057
Southern California Gas Co.
    5.670% due 01/18/2028                                 1,000      1,018
                                                                   -------
                                                                     6,075
                                                                   -------
Total Corporate Bonds & Notes                                       80,906
                                                                   =======
(Cost $80,112)

  U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
    6.250% due 11/15/2002                                   150        154
    5.250% due 01/15/2003                                   935        954
    5.000% due 01/15/2007                                 1,600      1,582
    6.625% due 09/15/2009                                 2,000      2,094
    5.750% due 09/28/2009                                   600        590
Federal Home Loan Bank
    4.060% due 11/28/2005                                   600        582
Freddie Mac
    4.350% due 11/21/2006                                   600        575
    6.000% due 12/20/2011                                   600        584
                                                                   -------
Total U.S. Government Agencies                                       7,115
                                                                   =======
(Cost $7,009)

  U.S. TREASURY OBLIGATIONS 0.9%

Treasury Inflation Protected Securities (e)
    3.625% due 01/15/2008                                   658        675
    3.875% due 01/15/2009                                   972      1,009
U.S. Treasury Bonds
   12.000% due 08/15/2013                                   100        136
U.S. Treasury Notes
    6.625% due 04/30/2002                                   375        377
    6.000% due 07/31/2002                                   300        304
    6.375% due 08/15/2002                                    50         51
    6.250% due 08/31/2002                                   160        163
    5.750% due 11/15/2005                                   600        624
                                                                   -------
Total U.S. Treasury Obligations                                      3,339
                                                                   =======

(Cost $3,325)

  MORTGAGE-BACKED SECURITIES 56.5%

Collateralized Mortgage Obligations 15.9%
Bear Stearns Adjustable Rate Mortgage Trust
    7.469% due 12/25/2030 (d)                               505        512
    7.490% due 12/25/2030 (d)                               735        743
    6.147% due 12/25/2031 (d)                               714        711
    6.195% due 02/25/2032 (d)                             1,246      1,240
Criimi Mae Financial Corp.
    7.000% due 01/01/2033                                 9,139      9,208
CS First Boston Mortgage Securities Corp.
    2.478% due 03/25/2032 (d)                             4,000      4,000
DLJ Mortgage Acceptance Corp.
    7.557% due 05/25/2024 (d)                               289        295
Fannie Mae
    9.250% due 10/25/2018                                    42         46
    8.000% due 11/25/2023                                 2,382      2,514
    2.300% due 09/25/2030 (d)                             3,026      3,049
First Horizon Asset Securities, Inc.
    6.750% due 02/25/2031                                 1,332      1,316
First Nationwide Trust
    7.750% due 10/25/2030                                 7,675      7,914
Freddie Mac
   12.100% due 01/31/2009                                   668        717
   12.900% due 05/01/2014                                    91        101
    6.000% due 05/15/2022                                 1,781      1,805
    8.500% due 06/01/2025                                    75         81
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                    46         46
Government National Mortgage Association
    7.750% due 01/17/2030                                 1,000      1,042
    2.401% due 09/20/2030 (d)                             1,688      1,693
Guardian Savings & Loan Association
    7.754% due 07/25/2019 (d)                                18         17
Nationslink Funding Corp.
    2.230% due 04/10/2007 (d)                               651        653
    7.030% due 01/20/2008                                   165        173
Norwest Asset Securities Corp.
    6.750% due 12/25/2027                                   947        965
    6.500% due 04/25/2028                                   747        761
PNC Mortgage Securities Corp.
    7.750% due 07/25/2030                                   356        356
Residential Funding Mortgage Securities, Inc.
    7.500% due 10/25/2022                                   395        397
Resolution Trust Corp.
    4.574% due 05/25/2019 (d)                               236        236
    7.080% due 10/25/2028 (d)                             1,882      1,894
Salomon Brothers Mortgage Securities VII
    6.881% due 11/25/2022 (d)                               371        371
    7.599% due 12/25/2030                                   347        353
Sears Mortgage Securities
    7.335% due 10/25/2022 (d)                               452        484
Structured Asset Mortgage Investments, Inc.
    9.090% due 06/25/2029 (d)                             4,688      5,195
    6.750% due 05/02/2030                                 3,647      3,615
Structured Asset Securities Corp.
    6.750% due 07/25/2029                                 3,279      3,344
    7.750% due 07/25/2030                                 1,385      1,396
                                                                   -------
                                                                    57,243
                                                                   =======

112 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Fannie Mae 16.5%
   4.618% due 09/01/2028 (d)                         $     1,103    $     1,124
   5.163% due 08/01/2030-10/01/2030 (d)(f)                 3,504          3,553
   5.500% due 01/01/2009                                  10,381         10,364
   6.000% due 03/01/2016-05/16/2017 (f)                   40,853         40,660
   6.299% due 01/01/2024 (d)                                 546            555
   7.500% due 08/01/2029-09/01/2029 (f)                    2,552          2,645
  10.500% due 05/01/2012                                     537            598
                                                                    -----------
                                                                         59,499
                                                                    ===========
Federal Housing Administration 6.8%
   7.200% due 05/01/2009                                   1,491          1,499
   7.430% due 07/01/2024                                  23,245         23,010
                                                                    -----------
                                                                         24,509
                                                                    ===========
Freddie Mac 0.2%
   6.581% due 07/01/2023 (d)                                 478            488
   8.000% due 07/01/2024                                     156            166
   8.500% due 06/01/2009-10/01/2010 (f)                      156            163
  10.500% due 09/01/2015                                       6              7
                                                                    -----------
                                                                            824
                                                                    ===========
Government National Mortgage Association 17.1%
   5.500% due 07/15/2030 (d)                               3,878          3,935
   6.375% due 04/20/2022-05/20/2027 (d)(f)                 7,118          7,287
   6.500% due 08/15/2023-04/18/2032 (d)(f)                26,237         26,142
   6.750% due 07/20/2023-07/20/2025 (d)(f)                 4,404          4,515
   7.000% due 03/15/2022-09/15/2031 (f)                    4,208          4,309
   7.500% due 02/15/2022-03/15/2024 (f)                    2,873          3,023
   7.625% due 10/20/2025 (d)                               3,824          3,924
   8.000% due 03/15/2023-11/20/2030 (f)                    3,819          4,012
   9.000% due 07/20/2016-10/15/2030 (f)                    4,320          4,628
                                                                    -----------
Total Mortgage-Backed Securities                                         61,775
                                                                    -----------
(Cost $203,133)                                                         203,850
                                                                    ===========
 ASSET-BACKED SECURITIES 1.9%

Countrywide Asset-Backed Certificates
   2.360% due 03/25/2031 (d)                                  36             37
Countrywide Home Equity Loan Trust
   2.087% due 08/15/2025 (d)                               4,232          4,224
Embarcadero Aircraft Securitization Trust
   2.327% due 08/15/2025 (d)                               2,867          2,752
                                                                    -----------
Total Asset-Backed Securities                                             7,013
                                                                    ===========
(Cost $7,135)

 PREFERRED SECURITY 1.5%

                                                          Shares
DG Funding Trust
   4.159% due 12/29/2049 (d)                                 510          5,253
                                                                    -----------
Total Preferred Security                                                  5,253
                                                                    ===========
(Cost $5,100)

 SHORT-TERM INSTRUMENTS 28.4%
                                                       Principal
                                                          Amount
                                                          (000s)
Commercial Paper 27.3%
Fannie Mae
   1.750% due 05/08/2002 (b)                         $        25    $        25
   1.880% due 08/28/2002                                   7,000          6,939
   1.910% due 09/04/2002                                   9,000          8,916
   2.065% due 09/04/2002                                   1,800          1,783
   2.035% due 09/11/2002                                     400            396
   2.040% due 09/11/2002                                   1,000            990
Federal Home Loan Bank
   1.775% due 04/24/2002                                  36,000         35,959
   1.745% due 05/08/2002 (b)                                 420            419
Freddie Mac
   1.820% due 04/01/2002                                  38,000         38,000
   1.750% due 06/20/2002                                   5,000          4,978
                                                                    -----------
                                                                         98,405
                                                                    ===========
Repurchase Agreement 0.9%
State Street Bank
   1.550% due 04/01/2002                                   3,266          3,266
                                                                    -----------
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 8.500% due 02/15/2020 valued at $3,332.
   Repurchase proceeds are $3,267.)

U.S. Treasury Bills 0.2%
   1.728% due 05/02/2002 (b)                                 740            739
                                                                    -----------
Total Short-Term Instruments                                            102,410
                                                                    ===========
(Cost $102,432)

Total Investments (a) 113.6%                                        $   409,886
(Cost $408,246)

Written Options (c) (0.2%)                                                 (709)
(Premiums $362)

Other Assets and Liabilities (Net) (13.4%)                              (48,481)
                                                                    -----------

Net Assets 100.0%                                                   $   360,696
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $408,246 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     3,476

Aggregate gross unrealized depreciation for all
investments in which there was an excess
of tax cost over value.                                                  (1,836)
                                                                    -----------

Unrealized appreciation-net                                         $     1,640
                                                                    ===========

(b) Securities with an aggregate market value of $1,183 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                            # of     Unrealized
Type                                                   Contracts   Depreciation
-------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2002)                           6    $       (28)
Eurodollar September Futures (09/2002)                         1             (1)
                                                                    -----------
                                                                    $       (29)
                                                                    ===========
(c) Premiums received on written options:

                                                 # of
Type                                        Contracts    Premium          Value
-------------------------------------------------------------------------------
Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp. 09/16/2002                  6  $       4    $         9

Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002                  2          1              2

Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002                390        217            370

Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002                202        140            328
                                                       ------------------------
                                                       $     362    $       709
                                                       ========================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 113

Low Duration Fund II
March 31, 2002

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Swap agreements outstanding at March 31, 2002:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                       $  20,500    $       (354)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                           3,900             (66)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                           8,500            (162)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                             100               0

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc. 5.875% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                           4,000              (7)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                           4,000               1
                                                                   ------------
                                                                   $       (588)
                                                                   ============

114 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Low Duration Fund III
March 31, 2002

                                                     Principal
                                                        Amount     Value
                                                        (000s)    (000s)
------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 22.5%

Banking & Finance 14.0%
Bank of America Corp.
     2.120% due 08/26/2005 (d)                        $  1,000  $  1,000
Chrysler Financial Co. LLC
     1.970% due 06/17/2003 (d)                             400       394
     1.970% due 06/18/2003 (d)                           1,000       986
CIT Group, Inc.
     2.150% due 09/13/2002 (d)                             400       399
Gemstone Investors Ltd.
     7.710% due 10/31/2004                                 100       100
General Motors Acceptance Corp.
     2.210% due 08/04/2003 (d)                             400       395
     2.490% due 01/20/2004 (d)                           1,000       989
     2.120% due 07/21/2004 (d)                             300       293
Goldman Sachs Group, Inc.
     2.142% due 04/08/2005 (d)                             300       299
Korea Development Bank
     7.625% due 10/01/2002                               1,000     1,026
National Rural Utilities Cooperative Finance Corp.
     2.070% due 07/17/2003 (d)                           1,000       990
Pemex Project Funding Master Trust
     3.375% due 01/07/2005 (d)                             800       803
Salomon, Smith Barney Holdings
     2.210% due 05/04/2004 (d)                             325       326
                                                                --------
                                                                   8,000
                                                                ========
Industrials 0.5%
Conoco Funding Co.
     5.450% due 10/15/2006                                 300       298
                                                                --------
                                                                     298
                                                                ========
Utilities 8.0%
British Telecom PLC
     7.625% due 12/15/2005                                 200       213
Consolidated Edison, Inc.
     2.060% due 06/15/2002 (d)                             500       500
Florida Power & Light
     6.875% due 12/01/2005                               1,000     1,046
France Telecom
     3.750% due 03/14/2003 (d)                             600       602
     7.200% due 03/01/2006 (g)                             300       305
Pacific Gas & Electric Co.
     7.575% due 10/31/2049 (d)(h)                          400       408
Philadelphia Electric
     6.500% due 05/01/2003                               1,500     1,542
                                                                --------
                                                                   4,616
                                                                --------
Total Corporate Bonds & Notes                                     12,914
                                                                ========
(Cost $12,794)

   U.S. TREASURY OBLIGATIONS 3.0%

Treasury Inflation Protected Securities (e)
     3.375% due 01/15/2007 (b)                           1,341     1,370
     3.625% due 01/15/2008                                 219       225
     3.875% due 01/15/2009                                 108       112
                                                                 -------
Total U.S. Treasury Obligations                                    1,707
                                                                 =======
(Cost $1,662)

   MORTGAGE-BACKED SECURITIES 57.8%

Collateralized Mortgage Obligations 13.4%
Bear Stearns Adjustable Rate Mortgage Trust
     7.465% due 12/25/2030 (d)                              35        35
     7.490% due 12/25/2030 (d)                              51        51
     6.295% due 01/25/2032 (d)                             421       421
     6.192% due 02/25/2032 (d)                             178       177
     6.147% due 02/25/2032 (d)                              89        89
CS First Boston Mortgage Securities Corp.
     7.500% due 02/25/2031                                 632       650
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                                  89        88
First Nationwide Trust
     7.750% due 10/25/2030                                 582       600
Freddie Mac
     2.350% due 11/15/2030 (d)                             453       456
GMAC Commercial Mortgage Securities, Inc.
     6.570% due 09/15/2033                            $    806  $    831
Independent National Mortgage Corp.
     7.250% due 11/25/2010                                 463       469
PNC Mortgage Securities Corp.
     7.750% due 08/25/2030                                  25        25
Prudential Home Mortgage Securities
     7.500% due 08/25/2024                                 872       899
Residential Funding Mortgage Securities I
     7.750% due 11/25/2026                                 422       439
Salomon Brothers Mortgage Securities VII
     7.600% due 11/25/2030                                  26        26
Structured Asset Securities Corp.
     6.750% due 07/25/2029                               1,031     1,052
     6.250% due 01/25/2032 (d)                             473       496
Washington Mutual Mortgage Securities Corp.
     6.010% due 04/25/2031                                 300       298
Washington Mutual, Inc.
     5.116% due 01/25/2040 (d)                              59        59
Wells Fargo Mortgage-Backed Securities Trust
     7.000% due 02/25/2016                                 474       486
                                                                 -------
                                                                   7,647
                                                                 =======
Fannie Mae 34.4%
     0.990% due 12/01/2031                                 199       199
     4.412% due 08/01/2029 (d)                           1,079     1,099
     4.660% due 09/01/2040 (d)                             621       630
     5.500% due 01/01/2009                               4,970     4,962
     5.865% due 02/01/2031 (d)                             528       541
     6.000% due 01/01/2017-05/16/ 2017 (f)              12,294    12,234
                                                                 -------
                                                                  19,665
                                                                 =======
Government National Mortgage Association 10.0%
     5.000% due 02/20/2032 (d)                             698       705
     6.000% due 05/20/2030 (d)                           1,030     1,046
     6.375% due 06/20/2027 (d)                             320       328
     7.000% due 05/15/2029-04/15/ 2031 (f)                 189       193
     8.000% due 07/20/2031-04/18/ 2032 (f)               2,464     2,588
     8.500% due 10/20/2026-10/15/ 2030 (f)                 799       859
                                                                 -------
                                                                   5,719
                                                                 -------
Total Mortgage-Backed Securities                                  33,031
                                                                 =======
(Cost $32,985)

   ASSET-BACKED SECURITIES 1.8%

Bayview Financial Acquisition Trust
     2.240% due 11/25/2030 (d)                             900       903
Sallie Mae
     2.398% due 10/25/2005 (d)                             128       128
                                                                 -------
Total Asset-Backed Securities                                      1,031
                                                                 =======
(Cost $1,028)

   SHORT-TERM INSTRUMENTS 25.6%

Commercial Paper 25.4%
Fannie Mae
     1.865% due 08/14/2002                               4,500     4,465
     2.065% due 09/04/2002                               3,100     3,071
     2.060% due 09/20/2002                               1,200     1,187
Freddie Mac
     1.820% due 04/01/2002                               2,300     2,300
Sprint Capital Corp.
     3.450% due 05/07/2002                               1,000       997
UBS Finance, Inc.
     1.850% due 04/01/2002                               2,500     2,500
                                                                 -------
                                                                  14,520
                                                                 =======
U.S. Treasury Bills 0.2%
     1.722% due 05/02/2002 (b)                             135       135
                                                                 -------

Total Short-Term Instruments                                      14,655
                                                                 =======
(Cost $14,661)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 115

Low Duration Fund III
March 31, 2002

                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
Total Investments (a) 110.7%                                           $ 63,338
(Cost $63,130)

Written Options (c) (0.4%)                                                 (253)
(Premiums $184)

Other Assets and Liabilities (Net) (10.3%)                               (5,874)
                                                                       --------
Net Assets 100.0%                                                      $ 57,211
                                                                       ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $63,131 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $    438

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (231)
                                                                       --------
Unrealized appreciation-net                                            $    207
                                                                       ========

(b) Securities with an aggregate market value of $249 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                            # of      Unrealized
Type                                                   Contracts    Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                           22       $      9
                                                                       --------

(c) Premiums received on written options:
                                                 # of
Type                                        Contracts    Premium           Value
--------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
     Strike @ 141.500 Exp. 06/05/2002      39,821,000     $   20       $     20
Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.935 Exp. 06/05/2002         1,636,000        100            106
Put - CME Eurodollar September Futures
     Strike @ 97.250 Exp. 09/16/2002                3          2              5
Put - CME Eurodollar September Futures
     Strike @ 96.750 Exp. 09/16/2002                1          1              1
Put - CME Eurodollar December Futures
     Strike @ 96.000 Exp. 12/16/2002               62         35             59
Put - CME Eurodollar December Futures
     Strike @ 96.500 Exp. 12/16/2002               38         26             62
                                                          ----------------------
                                                          $  184       $    253
                                                          ----------------------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Security becomes interest bearing at a future date.

(h) Security is in default.

(i) A portion of the security is segregated as collateral for a pending short sale.
Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)       Maturity         Par       Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note     4.625     05/15/2006         400   $     399   $      399
                                                           ---------------------

(j) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by      Settlement        Appreciation/
Type         Currency              Contract           Month       (Depreciation)
--------------------------------------------------------------------------------
Buy                EC                 1,921         04/2002            $    (15)
Sell                                    461         04/2002                  (1)
Sell                                  1,521         06/2002                  10
Buy                JY               269,099         04/2002                 (14)
Sell                                303,138         04/2002                  28
Buy                                  83,352         06/2002                   1
Sell                                 50,214         06/2002                   0
                                                                       ---------
                                                                       $      9
                                                                       =========
(k) Principal amount denoted in indicated currency:

          EC - Euro
          JY - Japanese Yen

(l) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------


Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                    JY   28,400       $       (9)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                     $    2,200              (38)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                            600              (10)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                          1,200              (28)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC
7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                            500                0
                                                                     -----------
                                                                     $      (85)
                                                                     ===========

116 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Short-Term Fund
March 31, 2002

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 43.3%

Banking & Finance 14.8%
Banco Nacional Obra Services
    9.625% due 11/15/2003                                $   3,900    $    4,232
Bankunited FSB
    5.400% due 02/02/2004                                    4,000         4,076
Bear Stearns Co., Inc.
    5.125% due 02/22/2004 (d)                                4,200         4,200
    2.400% due 09/21/2004 (d)                                3,900         3,877
Boeing Capital Corp.
    2.127% due 09/27/2002 (d)                               13,900        13,896
Chrysler Financial Co. LLC
    2.071% due 02/05/2003                                    1,000           991
CIT Group, Inc.
    2.150% due 09/13/2002 (d)                                6,300         6,286
Citigroup, Inc.
    5.500% due 08/19/2003 (d)                               11,040        11,040
Countrywide Home Loans
    2.150% due 06/03/2003 (d)                                2,800         2,790
Donaldson, Lufkin & Jenrette, Inc.
    2.235% due 07/18/2003 (d)                                8,000         8,024
First Union Corp.
    8.125% due 06/24/2002                                    1,350         1,367
    7.875% due 07/15/2002                                    1,500         1,521
First USA Bank
    2.081% due 05/15/2002 (d)                                6,000         6,000
Ford Credit Canada
    2.150% due 12/16/2002 (d)                               10,000         9,909
Ford Motor Credit Co.
    8.000% due 06/15/2002                                    1,000         1,009
    7.500% due 01/15/2003                                    2,450         2,499
    2.170% due 06/02/2003 (d)                               13,370        13,127
    2.720% due 03/08/2004 (d)                                4,300         4,167
    4.225% due 10/25/2004 (d)                               10,500        10,402
    2.155% due 07/18/2005 (d)                               10,000         9,440
General Motors Acceptance Corp.
    7.050% due 04/24/2002                                    1,000         1,003
    2.220% due 12/09/2002 (d)                                3,100         3,083
    5.920% due 12/16/2002                                    5,000         5,064
    5.800% due 03/12/2003                                    1,500         1,523
    5.950% due 03/14/2003                                    1,700         1,722
    2.010% due 08/18/2003 (d)                               16,575        16,330
    2.200% due 11/07/2003 (d)                                8,700         8,561
    2.490% due 01/20/2004 (d)                                4,900         4,845
    3.010% due 05/04/2004 (d)                                4,000         3,946
    2.120% due 07/21/2004 (d)                                9,300         9,073
Golden State Holdings
    2.860% due 08/01/2003 (d)                                1,100         1,088
    7.000% due 08/01/2003                                    5,075         5,124
Golden West Financial Corp.
    6.700% due 07/01/2002                                    6,870         6,936
Heller Financial, Inc.
    2.630% due 04/22/2002 (d)                               12,900        12,900
    7.000% due 05/15/2002                                    4,535         4,560
    6.660% due 07/11/2002                                    1,000         1,012
    6.500% due 07/22/2002                                    1,000         1,013
Household Finance Corp.
    2.250% due 08/07/2003 (d)                               17,950        17,825
    1.000% due 03/11/2004                                    6,650         6,674
    5.750% due 01/30/2007                                   23,000        22,173
Korea Development Bank
    7.625% due 10/01/2002                                    2,500         2,565
Lehman Brothers Holdings, Inc.
    2.600% due 05/07/2002 (d)                                3,000         3,001
    2.992% due 04/04/2003 (d)                                3,000         3,006
Merrill Lynch & Co.
    2.140% due 08/01/2003 (d)                                4,000         4,009
National Rural Utilities Cooperative Finance Corp.
    2.070% due 07/17/2003 (d)                               17,200        17,036
    5.250% due 07/15/2004                                    9,595         9,598
    6.500% due 03/01/2007                                   20,000        19,985
Paine Webber Group, Inc.
    2.990% due 07/15/2002 (d)                               10,000        10,012
Protective Life Funding Trust
    2.120% due 01/17/2003 (d)                                2,000         2,004
Salomon, Smith Barney Holdings
    1.995% due 07/18/2007 (d)                                5,000         5,011
Security Capital Group, Inc.
    7.750% due 11/15/2003                                    7,695         8,126
The Tyco Capital Corp.
    2.931% due 04/07/2003 (d)                               15,200        15,053
U.S. Bancorp
    2.090% due 02/03/2003 (d)                                3,700         3,704
USAA Capital Corp.
    7.050% due 11/08/2006                                      445           466
Verizon Global Funding Corp.
    6.750% due 12/01/2005                                    3,000         3,118
                                                                      ----------
                                                                         360,002
                                                                      ==========
Industrials 16.3%
Air Canada
    2.662% due 07/31/2005 (d)                                1,273           957
Allied Waste Industries, Inc.
    6.100% due 01/15/2003                                    2,024         2,015
    7.375% due 01/01/2004                                    2,275         2,252
American Standard Cos., Inc.
    7.125% due 02/15/2003                                    3,300         3,378
AOL Time Warner, Inc.
    6.125% due 04/15/2006                                    3,000         3,003
BHP Finance USA Ltd.
    6.420% due 03/01/2026                                   27,850        28,237
Clear Channel Communications, Inc.
    2.550% due 06/15/2002 (d)                               16,900        16,910
    7.250% due 09/15/2003                                    5,000         5,102
Coastal Corp.
    2.460% due 07/21/2003 (d)                                5,000         5,009
Conagra Foods, Inc.
    5.500% due 10/15/2002                                    3,300         3,346
    2.621% due 09/10/2003 (d)                               11,800        11,813
Conoco, Inc.
    3.201% due 10/15/2002 (d)                               25,900        25,936
Cox Communications, Inc.
    6.500% due 11/15/2002                                    1,800         1,827
    7.170% due 10/01/2003                                    5,043         5,203
DaimlerChrysler North America Holding Corp.
    6.590% due 06/18/2002                                    5,000         5,039
    7.070% due 08/15/2002                                    8,200         8,317
    2.180% due 08/23/2002 (d)                                5,800         5,792
    2.120% due 09/16/2002 (d)                               20,450        20,372
    6.840% due 10/15/2002                                    3,000         3,053
    2.760% due 12/16/2002 (d)                                2,100         2,100
    2.360% due 08/01/2003 (d)                                2,800         2,774
    2.230% due 08/16/2004 (d)                                2,800         2,735
HCA - The Healthcare Co.
    3.510% due 09/19/2002 (d)                               10,000        10,005
    6.870% due 09/15/2003                                   10,000        10,341
    6.730% due 07/15/2045                                    8,170         8,295
Hilton Hotels Corp.
    7.375% due 06/01/2002                                    1,500         1,505
    7.000% due 07/15/2004                                    5,824         5,827
International Game Technology
    7.875% due 05/15/2004                                   10,000        10,363
International Paper Co.
    8.000% due 07/08/2003                                   19,450        20,374
Kroger Co.
    7.150% due 03/01/2003                                   11,500        11,851
    2.660% due 08/16/2012 (d)                                5,000         5,001
Mandalay Resort Group
    6.750% due 07/15/2003                                    5,400         5,468
Martin Marietta Corp.
    6.500% due 04/15/2003                                    2,000         2,048
McDonald's Corp.
    6.000% due 06/23/2002                                      475           479
Norfolk Southern Corp.
    7.050% due 05/01/2037                                   20,975        21,906
Pioneer National Resources Co.
    8.875% due 04/15/2005                                    4,000         4,071
Qwest Capital Funding, Inc.
    5.875% due 08/03/2004                                    4,900         4,211
Qwest Corp.
    6.125% due 07/15/2002                                    5,000         4,900

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 117

Short-Term Fund
March 31, 2002

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Racers
    2.161% due 03/03/2003 (d)                            $  10,000    $   10,007
Safeway, Inc.
    7.000% due 09/15/2002                                   13,900        14,158
    6.050% due 11/15/2003                                   12,405        12,766
TCI Communications, Inc.
    6.375% due 05/01/2003                                    7,500         7,627
Time Warner, Inc.
    9.625% due 05/01/2002                                    3,000         3,015
Turner Broadcasting System, Inc.
    7.400% due 02/01/2004                                    2,200         2,312
Waste Management, Inc.
    6.625% due 07/15/2002                                    6,355         6,396
    6.500% due 12/15/2002                                    4,000         4,058
    6.375% due 12/01/2003                                    4,000         4,034
Weyerhaeuser Co.
    9.050% due 02/01/2003                                    8,015         8,326
    3.085% due 09/15/2003                                   33,100        33,102
Willamette Industries, Inc.
    9.125% due 02/15/2003                                    2,000         2,089
                                                                      ----------
                                                                         399,705
                                                                      ==========
Utilities 12.2%
Allete, Inc.
    2.620% due 10/20/2003 (d)                                8,800         8,819
AT&T Corp.
    6.500% due 11/15/2006                                   11,000        10,810
British Telecom PLC
    3.295% due 12/15/2003 (d)                               17,100        17,274
    7.625% due 12/15/2005                                    3,000         3,190
CenturyTel, Inc.
    7.750% due 10/15/2002                                    2,000         2,037
Commonwealth Edison Co.
    2.533% due 09/30/2003 (d)                                2,000         2,004
Deutsche Telekom AG
    7.750% due 06/15/2005                                    8,000         8,332
Dominion Resources, Inc.
    2.650% due 09/16/2002 (d)                                7,700         7,707
    7.400% due 09/16/2002                                   15,850        16,122
DTE Energy Co.
    7.110% due 11/15/2038                                    1,500         1,514
Dynergy, Inc.
    6.875% due 07/15/2002                                    8,150         8,178
Entergy Gulf States, Inc.
    3.211% due 09/01/2004 (d)                               10,000        10,009
France Telecom
    3.750% due 03/14/2003 (d)                                1,500         1,504
    3.613% due 03/14/2003 (d)                               13,000        13,038
    3.396% due 07/16/2003 (d)                                6,600         6,604
Indiana Michigan Power Co.
    2.525% due 09/03/2002 (d)                                1,000         1,000
Kerr-McGee Corp.
    2.653% due 06/28/2004 (d)                                1,550         1,548
Kinder Morgan, Inc.
    2.792% due 10/10/2002 (d)                               17,200        17,202
    6.450% due 03/01/2003                                   22,930        23,367
Niagara Mohawk Power Co.
    7.375% due 07/01/2003                                   10,207        10,645
Ohio Edison Co.
    7.375% due 09/15/2002                                   18,000        18,298
Oneok, Inc.
    2.450% due 04/24/2002 (d)                                5,000         5,000
Pacific Gas & Electric Co.
    1.000% due 10/31/2049 (d)(i)                             1,900         1,938
PSEG Energy Holdings, Inc.
    9.125% due 02/10/2004                                    5,000         5,020
Scana Corp.
    3.080% due 07/15/2002 (d)                                  700           700
Sierra Pacific Resources
    2.420% due 04/20/2002 (d)                                3,000         2,996
    2.370% due 04/20/2003 (d)                                5,000         4,868
Sprint Capital Corp.
    7.625% due 06/10/2002                                    8,865         8,766
    8.125% due 07/15/2002                                    1,000           992
TCI Communications, Inc.
    8.250% due 01/15/2003                                    2,850         2,923
Texas Utilities Corp.
    6.750% due 04/01/2003                                    1,665         1,712
    2.600% due 06/15/2003 (d)                               15,800        15,820
Toledo Edison Co.
    8.700% due 09/01/2002                                    4,725         4,802
Transocean Sedco, Inc.
    6.500% due 04/15/2003                                    2,985         3,053
Verizon Wireless, Inc.
    2.390% due 12/17/2003 (d)                               19,400        19,417
Williams Cos., Inc.
    2.745% due 07/31/2002 (d)                               15,000        14,780
    6.200% due 08/01/2002                                    8,080         8,065
WorldCom, Inc.
    7.375% due 01/15/2003                                   10,000         9,504
                                                                      ----------
                                                                         299,558
                                                                      ----------
Total Corporate Bonds & Notes                                          1,059,265
                                                                      ==========
(Cost $1,061,881)

  MUNICIPAL BONDS & NOTES 0.7%

Connecticut 0.5%
Bridgeport Connecticut General Obligation Bonds
    4.350% due 07/18/2002                                   11,000        11,057
                                                                      ----------
North Carolina 0.2%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
    2.241% due 06/01/2009 (d)                                6,027         6,028
                                                                      ----------
Total Municipal Bonds & Notes                                             17,085
                                                                      ==========
(Cost $17,027)

  U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
    5.750% due 04/15/2003                                      850           873
                                                                      ----------
Total U.S. Government Agencies                                               873
                                                                      ==========
(Cost $841)

  U.S.TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (h)
    3.375% due 01/15/2007 (b)                                  112           114
                                                                      ----------
Total U.S. Treasury Obligations                                              114
                                                                      ==========
(Cost $114)

  MORTGAGE-BACKED SECURITIES 16.4%

Collateralized Mortgage Obligations 6.9%
Bank of America Mortgage Securities, Inc.
    6.500% due 05/25/2029                                      861           848
Bear Stearns Adjustable Rate Mortgage Trust
    6.295% due 01/25/2032 (d)                               20,112        20,107
CDC Depositor Trust I
    2.290% due 12/14/2007 (d)                                   23            23
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                                      275           279
Countrywide Home Loans
    6.500% due 07/25/2013                                      826           833
Credit-Based Asset Servicing & Securitization
    2.190% due 01/25/2032 (d)                                  986           986
CS First Boston Mortgage Securities Corp.
    6.750% due 01/15/2008                                    6,106         6,243
Dime Savings
    6.487% due 11/01/2018 (d)                                   65            64
DLJ Acceptance Trust
    6.800% due 10/17/2020 (d)                                  309           317
Fannie Mae
    6.000% due 02/25/2008                                      517           530
    3.573% due 07/25/2008 (d)                                  133           133
    6.000% due 08/18/2016                                    7,386         7,444
    2.500% due 10/25/2017 (d)                                2,888         2,916

118 PIMCO Funds Annual Report | 3.31.02 | see accompanying notes

                                                  Principal
                                                     Amount         Value
                                                    (000's)       (000's)
--------------------------------------------------------------------------------
   4.320% due 02/01/2018                                 70            71
   6.250% due 05/25/2019                             $  343      $    350
   5.000% due 04/25/2021                                 82            82
   6.500% due 09/18/2023                                 30            30
   4.324% due 01/01/2027                                112           114
   4.324% due 04/01/2029                                638           649
   1.000% due 08/01/2029                             12,137        12,561
   8.937% due 06/25/2032                              5,610         5,869
FFCA Secured Lending Corp.
   7.850% due 10/18/2017                              1,000         1,007
Freddie Mac
   7.000% due 08/15/2006                              1,209         1,223
   6.750% due 03/15/2007                                 65            65
   6.250% due 07/15/2007                                 87            87
   6.000% due 01/15/2019                                167           167
   5.500% due 02/15/2020                                514           518
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 92            92
Government National Mortgage Association
   7.500% due 02/20/2030                              1,000         1,016
Impac CMB Trust
   2.130% due 11/25/2031 (d)                          4,305         4,307
Independent National Mortgage Corp.
   7.250% due 11/25/2010                              1,854         1,877
Mellon Residential Funding Corp.
   2.320% due 10/20/2029 (d)                         10,000        10,136
Norwest Asset Securities Corp.
   6.750% due 09/25/2027                              1,796         1,825
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                              3,000         2,943
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                233           229
Residential Funding Mortgage Securities I
   7.500% due 12/25/2030                              2,867         2,955
Resolution Trust Corp.
   5.513% due 05/25/2029 (d)                            374           358
Small Business Investment Cos.
   7.540% due 08/10/2009                              1,415         1,514
Structured Asset Securities Corp.
   6.500% due 09/25/2031 (d)                         12,025        12,183
   6.320% due 02/25/2032                             23,951        23,942
TMA Mortgage Funding Trust
   2.230% due 01/25/2029 (d)                          4,912         4,912
Vendee Mortgage Trust
   6.500% due 05/15/2025                              1,300         1,299
Washington Mutual, Inc.
   6.596% due 10/19/2039 (d)                          9,729         9,661
   5.116% due 01/25/2041 (d)                          1,780         1,782
Wells Fargo Mortgage-Backed Securities Trust
   6.696% due 10/25/2031                             17,501        17,529
   6.197% due 01/25/2032                              3,833         3,789
                                                                 --------
                                                                  165,865
                                                                 ========
Fannie Mae 3.6%
   1.000% due 05/01/2036 (d)                            860           876
   4.324% due 05/01/2021                                700           712
   4.337% due 01/01/2029                                112           114
   4.630% due 05/01/2036 (d)                         63,536        64,735
   4.665% due 11/01/2025                                118           120
   5.493% due 01/01/2032 (d)                         10,411        10,388
   6.000% due 01/01/2004                                 96            98
   6.500% due 12/01/2003                              1,223         1,226
   7.000% due 01/01/2003-03/01/2013 (e)               4,918         5,039
   7.311% due 07/01/2029                              2,749         2,854
   8.500% due 01/01/2026                                995         1,075
                                                                 --------
                                                                   87,237
                                                                 ========

Federal Housing Administration 0.0%
   7.435% due 02/01/2019                                364           363
                                                                 --------
Freddie Mac 0.4%
   2.95% due 06/15/2031                               9,995        10,023
                                                                 --------
Government National Mortgage Association 5.5%
   5.000% due 08/20/2029-02/20/2032 (d)(e)           43,375        43,870
   5.250% due 06/20/2029-05/20/2030 (d)(e)           25,853        26,118
   5.500% due 04/20/2030 (d)                         11,737        11,887
   6.250% due 03/20/2029-03/20/2030 (d)(e)           13,575        13,734
   6.375% due 02/20/2024-06/20/2027 (d)(e)           15,968        16,318
   6.625% due 11/20/2026-10/20/2027 (d)(e)           10,261        10,519
   6.750% due 07/20/2025-09/20/2027 (d)(e)            5,008         5,124
   7.750% due 09/20/2023 (d)                          1,021         1,048
   8.000% due 04/18/2032                              4,000         4,206
   8.500% due 06/20/2027                              2,389         2,568
                                                                 --------
                                                                  135,392
                                                                 ========
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
   6.750% due 08/25/2029                                324            18
Fannie Mae (IO)
   6.500% due 10/25/2023                                707            82
Freddie Mac (IO)
   6.500% due 11/15/2007                              2,302           170
   7.000% due 06/15/2019                                988            17
                                                                 --------
                                                                      287
                                                                 --------
Total Mortgage-Backed Securities                                  399,167
                                                                 ========
(Cost $399,388)

   ASSET-BACKED SECURITIES 6.7%

Advanta Mortgage Loan Trust
   6.320% due 05/25/2029                                953           960
Advanta Revolving Home Equity Loan Trust
   2.220% due 01/25/2024 (d)                            114           115
American Residential Eagle Trust
   2.190% due 07/25/2029 (d)                            688           690
Bear Stearns Asset Backed Securities, Inc.
   2.080% due 06/15/2016 (d)                         21,287        21,300
Brazos Student Loan Finance Co.
   2.847% due 06/01/2023 (d)                         20,000        20,021
Capital Asset Research Funding LP
   6.400% due 12/15/2004                              1,105         1,117
   5.905% due 12/15/2005                                255           254
CS First Boston Mortgage Securities Corp.
   2.160% due 12/15/2030 (d)                          2,370         2,370
   2.250% due 08/25/2031 (d)                          1,529         1,532
   2.190% due 02/25/2032 (d)                         12,473        12,504
Daimler-Benz Auto Grantor Trust
   5.220% due 12/22/2003                                982           987
Delta Funding Home Equity Loan Trust
   2.310% due 09/15/2029 (d)                            965           968
GMAC Mortgage Corp. Loan Trust
   2.140% due 06/18/2027 (d)                          1,116         1,117
Green Tree Home Improvement Loan Trust
   2.070% due 08/15/2029 (d)                          1,537         1,537
IMC Home Equity Loan Trust
   6.360% due 08/20/2022                              7,290         7,351
Metris Master Trust
   7.110% due 10/20/2005                              4,100         4,112
   2.551% due 04/20/2006 (d)                          6,000         6,009
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                          2,153         2,159
New York City Tax Lien
   5.590% due 9/10/2014                               3,700         3,749
Onyx Acceptance Auto Trust
   160% due 9/15/2004                                24,200        24,776
Premier Auto Trust
   430% due 3/08/2004                                   750           768
   060% due 7/06/2004                                15,375        15,398
Salomon Brothers Mortgage Securities VII
   250% due 7/25/2029 (d)                               544           544
   320% due 1/15/2029 (d)                               659           661
   480% due 2/15/2029 (d)                             2,000         2,006
   190% due 12/25/2029 (d)                            6,344         6,357
Saxon Asset Securities Trust
   6.170% due 08/25/2021                              1,682         1,711
Structured Product Asset Trust

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 119

Short-Term Fund
March 31, 2002

                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)
--------------------------------------------------------------------------------
     3.160% due 06/20/2004 (d)                          $ 7,200  $    7,164
UAF Auto Grantor Trust
     6.100% due 06/15/2004                                  279         279
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                   65          65
WFS Financial Owner Trust
     5.750% due 08/20/2003                                  117         117
     5.700% due 11/20/2003                                7,914       7,991
     6.420% due 07/20/2004                                  260         267
     7.750% due 11/20/2004                                7,181       7,389
                                                                 ----------
Total Asset-Backed Securities                                       164,345
                                                                 ==========
(Cost $164,123)

   SOVEREIGN ISSUES 0.4%

Republic of Brazil
     3.187% due 04/15/2006 (d)                            8,640       8,003
    11.500% due 03/12/2008                                2,600       2,607
United Mexican States
     0.000% due 06/30/2003 (d)                            3,076          16
                                                                 ----------
Total Sovereign Issues                                               10,626
                                                                 ==========
(Cost $10,374)

   SHORT-TERM INSTRUMENTS 32.0%

Commercial Paper 31.2%
AT&T Corp.
     3.325% due 08/06/2002                               53,100      53,097
Fannie Mae
     1.815% due 07/03/2002                               58,000      57,705
     1.865% due 08/14/2002                               96,100      95,348
     1.865% due 08/21/2002                                3,900       3,868
     1.900% due 08/21/2002                               32,000      31,734
     2.010% due 08/21/2002                               35,385      35,074
     1.880% due 08/28/2002                               30,000      29,735
     2.040% due 09/04/2002                                9,295       9,208
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                            2,140       2,136
Freddie Mac
     1.800% due 05/07/2002 (b)                            1,000         998
     1.870% due 08/15/2002                               20,000      19,842
     1.880% due 08/28/2002                               12,700      12,588
     1.870% due 08/30/2002                               66,200      65,606
     2.060% due 09/16/2002                               10,100       9,997
     2.060% due 09/18/2002                               25,120      24,859
Gillette Co.
     1.820% due 04/01/2002                               75,000      75,000
Goldman Sachs Group, Inc.
     1.850% due 04/01/2002                               75,000      75,000
Sprint Capital Corp.
     2.740% due 04/22/2002                                1,800       1,797
     3.210% due 04/22/2002                               10,000       9,981
     3.450% due 05/07/2002                                2,000       1,993
     3.480% due 05/09/2002                               11,600      11,557
UBS Finance, Inc.
     1.850% due 04/01/2002                               25,000      24,948
     1.920% due 08/20/2002                               25,000      24,812
     1.920% due 08/21/2002                               22,100      21,933
     1.920% due 08/22/2002                               27,900      27,687
     2.000% due 09/04/2002                               20,000      19,827
Williams Cos., Inc.
     3.480% due 04/17/2002                               17,000      16,974
                                                                 ----------
                                                                    763,304
                                                                 ==========
Repurchase Agreement 0.8%
State Street Bank
     1.550% due 04/01/2002                               19,585      19,585
                                                                 ----------
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 8.500% due 02/15/2020 valued at $19,978.
   Repurchase proceeds are $19,588.)

U.S. Treasury Bills 0.0%
     1.747% due 05/02/2002 (b)                              595         594
                                                                 ----------

Total Short-Term Instruments                                        783,483
                                                                 ==========
(Cost $783,851)

Total Investments (a) 99.5%                                      $2,434,958
(Cost $2,437,599)

Written Options (c) (0.1%)                                           (2,817)
(Premiums $1,213)

Other Assets and Liabilities (Net) 0.6%                              15,298
                                                                 ----------
Net Assets 100.0%                                                $2,447,439
                                                                 ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,437,585 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $    5,825

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                     (8,452)
                                                                 ----------
Unrealized depreciation-net                                      $   (2,627)
                                                                 ==========

(b) Securities with an aggregate market value of $3,840 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                       # of        Appreciation/
Type                                              Contracts       (Depreciation)
--------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (06/2002)            30           $    63
United Kingdom 90 Day LIBOR Futures (09/2002)            30                43
United Kingdom 90 Day LIBOR Futures (12/2002)            60                23
U.S. Treasury 10 Year Note (06/2002)                    140               (46)
Eurodollar December Futures (12/2002)                 1,200            (1,397)
                                                                      -------
                                                                      $(1,314)
                                                                      =======

(c) Premiums received on written options:

                                                     # of
Type                                            Contracts     Premium     Value
--------------------------------------------------------------------------------
Call - OTC Broken Hill Proprietary Ltd.
     6.420% due 03/01/2026
     Strike @ 100.000 Exp. 03/01/2003          27,850,000      $    0    $ 1,021

Call - OTC Norfolk Southern Corp.
     7.050% due 05/01/2037
     Strike @ 100.000 Exp. 05/01/2004          20,975,000           0          0

Call - CME Eurodollar December Futures
     Strike @ 97.250 Exp. 12/16/2002                  368         189         51

Put - CME Eurodollar December Futures
     Strike @ 96.250 Exp. 12/16/2002                1,396       1,024      1,745
                                                               -----------------
                                                               $1,213    $ 2,817
                                                               =================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

120 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

(f)  Foreign forward currency contracts outstanding at March 31, 2002:

                              Principal
                                 Amount
                             Covered by      Settlement              Unrealized
Type        Currency           Contract           Month          (Depreciation)
--------------------------------------------------------------------------------
Sell           BP                 619           05/2002                    $(1)
                                                                  -------------

(g) Principal amount denoted in indicated currency:

         BP - British Pound

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default

(j) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                         $ 5,000          $ (366)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                           7,900             (95)

Receive floating rate based on 3-month LIBOR plus 0.700% and pay a fixed rate equal to 6.420%.

Broker: Morgan Stanley
Exp. 03/01/2003                                          27,850            (708)

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.

Broker: Morgan Stanley
Exp. 05/01/2004                                          20,975            (710)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                           5,000             (23)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                           4,000              (2)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                           1,600             (98)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                             $11,800      $  (20)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                              13,300           2

Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.

Broker: Credit Suisse First Boston International
Exp. 04/30/2005                                               5,000          42

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2006.

Broker: J.P. Morgan Chase & Co.
Exp. 12/14/2002                                               5,000          15

Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of South Africa 9.125% due 05/19/2009.

Broker: J.P. Morgan Chase & Co.
Exp. 07/28/2003                                               9,600          14

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston International
Exp. 03/08/2003                                               8,300           0
                                                                        -------
                                                                        $(1,949)
                                                                        =======

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                   (%)        Maturity         Par       Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note    5.500      05/15/2009      15,300     $15,495     $ 15,542
                                                            --------------------

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 121

Schedule of Investments
Money Market Fund
March 31, 2002

                                                       Principal
                                                          Amount      Value
                                                          (000s)     (000s)
--------------------------------------------------------------------------------

  CORPORATE BONDS & NOTES 15.1%

Banking & Finance 11.7%
Associates Corp. of North America
    6.375% due 07/15/2002                                $   100   $    101
    6.500% due 08/15/2002                                     50         51
    6.375% due 10/15/2002                                    200        204
Bank of America Corp.
    10.000% due 02/01/2003                                   200        212
Bank One North America
    7.375% due 12/01/2002                                     40         41
Bear Stearns Co., Inc.
    6.450% due 08/01/2002                                  3,500      3,528
Citigroup, Inc.
    7.450% due 06/06/2002                                  5,280      5,317
General Electric Capital Corp.
    6.520% due 10/08/2002                                    865        885
    5.930% due 01/17/2003                                  5,000      5,140
    7.000% due 02/03/2003                                  2,325      2,412
    8.700% due 02/15/2003                                    250        263
Heller Financial, Inc.
    7.500% due 08/23/2002                                    300        306
    6.400% due 01/15/2003                                    566        584
Lehman Brothers Holdings, Inc.
    2.781% due 04/02/2002 (a)                              1,040      1,040
    2.600% due 05/07/2002 (a)                              1,020      1,021
Merrill Lynch & Co.
    7.360% due 07/24/2002                                    600        606
    6.000% due 02/12/2003                                    100        103
Morgan Stanley, Dean Witter, Discover & Co.
    6.875% due 03/01/2003                                    125        130
    1.960% due 08/15/2005 (a)                              6,000      6,000
Paine Webber Group, Inc.
    2.410% due 05/14/2002    (a)                           5,000      5,002
    7.020% due 02/14/2003                                    100        104
Wells Fargo & Co.
    6.500% due 09/03/2002                                    100        102
Wells Fargo Financial, Inc.
    6.250% due 11/01/2002                                    100        102
                                                                   --------
                                                                     33,254
                                                                   ========
Industrials 0.4%
E.I. du Pont de Nemours & Co.
    6.750% due 10/15/2002                                     60         61
Wal-Mart Stores, Inc.
    6.750% due 05/24/2002                                  1,000      1,004
    6.875% due 08/01/2002                                     25         25
                                                                   --------
                                                                      1,090
                                                                   ========
Utilities 3.0%
Southwestern Bell Telephone Co.
    6.250% due 10/15/2002                                  5,000      5,101
Virginia Electric & Power Co.
    7.375% due 07/01/2002                                  3,400      3,429
                                                                   --------
                                                                      8,530
                                                                   --------
Total Corporate Bonds & Notes                                        42,874
                                                                   ========
(Cost $42,874)

  U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
    7.100% due 04/10/2003                                    500        502
                                                                   --------
Total U.S. Government Agencies                                          502
                                                                   ========
(Cost $502)

  SOVEREIGN ISSUES 0.1%

Asian Development Bank
    6.500% due 09/21/2002                                    300        306
                                                                   --------
Total Sovereign Issues                                                  306
                                                                   ========
(Cost $306)

  SHORT-TERM INSTRUMENTS 100.7%

Commercial Paper 57.5%
Abbey National North America
    1.920% due 04/01/2002                                $15,000   $ 15,000
BP Amoco Capital PLC
    1.780% due 05/02/2002                                  1,200      1,198
CBA (de) Finance
    1.850% due 04/01/2002                                 17,000     17,000
Fannie Mae
    6.590% due 05/21/2002                                  1,500      1,510
    1.865% due 08/23/2002                                  2,577      2,558
    1.880% due 08/28/2002                                  6,000      5,953
    2.035% due 09/11/2002                                 18,000     17,834
    2.060% due 09/20/2002                                  8,000      7,921
Freddie Mac
    1.985% due 08/15/2002                                  6,000      5,955
    1.870% due 08/15/2002                                 15,000     14,894
Gillette Co.
    1.820% due 04/01/2002                                 17,000     17,000
Goldman Sachs Group LP
    1.850% due 04/01/2002                                 17,000     17,000
International Bank for Reconstruction & Development
    1.750% due 04/08/2002                                  4,305      4,304
TotalFinaElf S.A.
    1.870% due 04/02/2002                                 17,000     16,999
UBS Finance, Inc.
    1.920% due 08/22/2002                                 18,000     17,863
                                                                   --------
                                                                    162,989
                                                                   ========
Repurchase Agreements 43.2%
State Street Bank
    1.550% due 04/01/2002                                 42,651     42,651
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bond 6.250% due 08/15/2023 valued at $43,512.
    Repurchase proceeds are $42,658.)

Credit Suisse First Boston
    1.880% due 04/01/2002                                 80,000     80,000
    (Dated 03/28/2002. Collaterized by U.S. Treasury
    Bonds due 11/15/21 valued at $81,788.
Repurchase proceeds are $80,016.)
                                                                   --------
                                                                    122,651
                                                                   --------
Total Short-Term Instruments                                        285,640
                                                                   ========
(Cost $285,640)

Total Investments (a) 116.1%                                       $329,322

(Cost $329,322)

Other Assets and Liabilities (Net) (16.1%)                          (45,705)
                                                                   --------
Net Assets 100.0%                                                  $283,617
                                                                   ========

(a) Variable rate security. The rate listed is as of March 31, 2002.

122 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Long-Term U.S. Government Fund
March 31, 2002

                                                     Principal
                                                        Amount      Value
                                                        (000s)      (000s)
--------------------------------------------------------------------------------

  CORPORATE BONDS & NOTES 6.2%

Banking & Finance 3.8%
Associates Corp. of North America
   5.800% due 04/20/2004                              $ 2,500     $  2,572
Bank One Corp.
   2.050% due 05/07/2002 (d)                            2,400        2,400
Bankunited FSB
   5.400% due 02/02/2004                                2,000        2,038
Countrywide Home Loans
   6.850% due 06/15/2004                                1,500        1,568
Ford Motor Credit Co.
   2.170% due 06/02/2003 (d)                            1,900        1,865
   7.250% due 10/25/2011                                  500          482
Morgan Stanley, Dean Witter & Co.
   2.020% due 04/22/2004 (d)                            2,500        2,495
National Rural Utilities Cooperative Finance Corp.
   2.070% due 07/17/2003 (d)                            5,000        4,952
Postal Square LP
   6.500% due 06/15/2022                                1,842        1,838
                                                                  --------
                                                                    20,210
                                                                  ========
Industrials 2.0%
DaimlerChrysler North America Holding Corp.
   7.750% due 05/27/2003                                5,000        5,178
   2.230% due 08/16/2004 (d)                            3,000        2,930
Ford Motor Co.
   7.450% due 07/16/2031                                2,800        2,539
                                                                  --------
                                                                    10,647
                                                                  ========
Utilities 0.4%
Scana Corp.
   2.476% due 07/15/2002 (d)                            2,000        2,001
                                                                  --------
Total Corporate Bonds & Notes                                       32,858
(Cost $32,778)                                                    ========

  MUNICIPAL BONDS & NOTES 0.8%

California 0.8%
Kern County California Pension Obligation Revenue
Bonds, (MBIA Insured), Series 1995
   7.260% due 08/15/2014                                3,900        4,090
                                                                  --------
Total Municipal Bonds & Notes                                        4,090
(Cost $4,061)                                                     ========

  U.S. GOVERNMENT AGENCIES 19.6%

Fannie Mae
   4.450% due 06/25/2003                                6,400        6,435
   6.130% due 06/03/2004                                  300          302
   6.470% due 04/15/2009                                1,000        1,001
   5.375% due 11/15/2011                                8,000        7,593
   7.125% due 01/15/2030                                  580          621
Federal Farm Credit Bank
   5.750% due 01/18/2011                                9,300        9,105
   6.000% due 03/07/2011                               20,000       19,898
Federal Home Loan Bank
   6.410% due 09/30/2013                                  500          490
Financing Corp.
   0.000% due 05/11/2018                               14,000        4,648
Freddie Mac
   4.000% due 02/13/2017                                4,800        4,639
   6.750% due 03/15/2031 (g)                            5,000        5,146
Resolution Funding Corp.
   0.000% due 10/15/2020                               83,100       24,717
   0.000% due 01/15/2030                                5,000          846
Small Business Administration
   5.340% due 11/01/2021                                3,700        3,476
Tennessee Valley Authority
   7.140% due 05/23/2012                                4,000        4,286
   7.125% due 05/01/2030                               10,000       10,688
                                                                  --------
Total U.S. Government Agencies                                     103,891
(Cost $107,201)                                                   ========

  U.S. TREASURY OBLIGATIONS 51.4%

Treasury Inflation Protected Securities (f)

   3.625% due 07/15/2002 (b)                            7,298        7,422
   3.625% due 04/15/2028 (g)                           42,153       42,937
   3.875% due 04/15/2029                                2,154        2,290
   3.375% due 04/15/2032                                3,791        3,764

U.S. Treasury Bonds
  11.250% due 02/15/2015 (g)                          63,100       93,970
   8.125% due 08/15/2019 (g)                           21,291       26,076
   6.250% due 08/15/2023 (g)                           30,350       31,090
   6.000% due 02/15/2026 (g)                           60,700       60,418
   5.250% due 11/15/2028                                6,000        5,403
                                                                  --------
Total U.S. Treasury Obligations                                    273,370
(Cost $282,311)                                                   ========

  MORTGAGE-BACKED SECURITIES 46.1%

Collateralized Mortgage Obligations 26.0%
Bank of America Mortgage Securities, Inc.
   7.250% due 02/25/2031                                2,175        2,199
Bear Stearns Adjustable Rate Mortgage Trust
   6.295% due 01/25/2032 (d)                            5,133        5,132
   6.195% due 02/25/2032 (d)                            4,449        4,428
Bear Stearns Mortgage Securities, Inc.
   7.100% due 06/25/2024                                  385          369
   6.071% due 06/25/2030 (d)                              551          544
California Federal Bank
   5.769% due 08/25/2030 (d)                              329          338
Chase Mortgage Finance Corp.
   6.559% due 04/25/2025 (d)                               13           13
   6.500% due 06/25/2028                                  500          506
   6.750% due 08/25/2028                                1,850        1,799
Countrywide Funding Corp.
   6.500% due 01/25/2009                                  183          185
   7.000% due 05/25/2024                                8,000        7,632
CS First Boston Mortgage Securities Corp.
   7.500% due 02/25/2031                                  372          382
Fannie Mae
   6.250% due 12/25/2013                                   87           87
   2.450% due 10/25/2017 (d)                            1,890        1,908
   6.950% due 07/25/2020                                  748          780
   7.000% due 04/25/2022                                  976        1,001
   7.000% due 06/25/2022                                  470          475
   7.800% due 10/25/2022                                  262          276
   7.000% due 10/25/2022                                1,820        1,843
   7.000% due 05/25/2023                                1,484        1,460
   6.900% due 05/25/2023                                  729          727
   7.000% due 06/25/2023                                  626          620
   7.000% due 07/25/2023                                   62           61
   6.500% due 08/25/2023                                  895          899
   6.000% due 08/25/2023                                  154          140
   4.500% due 10/25/2023                                  298          208
   6.500% due 11/25/2023                                2,000        1,988
   7.000% due 12/25/2023                                1,779        1,728
   6.500% due 12/25/2023 (e)                            4,244        4,054
   6.500% due 01/25/2024 (e)                            1,296        1,254
   6.500% due 02/25/2024                                  338          301
   6.000% due 05/17/2027                                2,500        2,382
   7.000% due 05/18/2027                                1,777        1,673
   6.000% due 12/25/2031                                4,771        3,981
Federal Agricultural Mortgage Corp.
   7.238% due 07/25/2011                                3,383        3,444
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                                1,667        1,573
Freddie Mac
   9.500% due 01/15/2005                                    8            8
   8.000% due 02/15/2015                                  479          512
   4.250% due 12/15/2021                                  162          163
   7.000% due 07/15/2022                                  989        1,017
   7.000% due 05/15/2023                                  300          304
   7.000% due 08/15/2023                                  373          362
   7.000% due 09/15/2023                                  905          911
   6.250% due 09/15/2023                                5,000        5,032
   7.410% due 10/25/2023                                  748          794

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 123

Long-Term U.S. Government Fund
March 31, 2002

                                                    Principal
                                                       Amount        Value
                                                       (000s)       (000s)
--------------------------------------------------------------------------
   6.500% due 11/15/2023 (e)                          $ 5,106     $  4,573
   6.000% due 11/15/2023                                1,070          980
   6.500% due 11/15/2023 (e)                              780          742
   6.500% due 11/25/2023                                  666          639
   6.500% due 12/15/2023                                1,157        1,149
   6.250% due 12/15/2023                                  562          547
   7.000% due 01/15/2024                                  111          110
   6.500% due 02/15/2024                                  216          211
   6.500% due 03/15/2024 (e)                            1,344        1,261
   6.500% due 11/15/2027                                1,307        1,144
   6.500% due 01/15/2028                                5,240        4,900
   6.500% due 03/15/2029                                  290          294
   6.000% due 05/15/2029                                  118           98
   7.000% due 10/15/2030                                9,000        9,094
   6.000% due 12/15/2031                                2,030        1,690
   6.500% due 02/15/2032                                2,011        1,771
General Electric Capital Mortgage Services, Inc.
   9.000% due 10/25/2023                                   63           65
   6.500% due 11/25/2023                                3,000        2,877
   6.500% due 01/25/2024                                5,080        4,492
   6.500% due 03/25/2024                                  839          845
   6.650% due 05/25/2028                                3,098        3,136
German American Capital Corp.
   7.000% due 08/12/2010                                3,000        3,121
Government National Mortgage Association
   7.000% due 03/16/2029                                  308          282
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                                1,417        1,430
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                                3,000        2,940
   6.750% due 10/25/2028                                  961          960
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                                1,725        1,807
   7.500% due 02/25/2027                                1,687        1,736
   6.750% due 04/25/2028                                1,675        1,690
   2.300% due 12/25/2030 (d)                            2,395        2,399
Prudential Home Mortgage Securities
   6.950% due 09/25/2023                                   78           67
   5.900% due 12/25/2023                                   62           62
   6.500% due 01/25/2024                                1,000          930
   8.000% due 06/25/2024                                  368          383
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                                2,000        2,061
Reidential Asset Securitization Trust
   8.250% due 08/25/2030                                   95           96
Residential Funding Mortgage Securities I
   7.302% due 03/25/2025 (d)                               13           13
   7.750% due 09/25/2026                                  857          856
   7.500% due 04/25/2027                                1,538        1,581
   7.500% due 11/25/2030                                4,408        4,486
Resolution Trust Corp.
   5.757% due 05/25/2029 (d)                              498          477
Starwood Asset Receivables Trust
   2.720% due 09/25/2022 (d)                              136          136
Structured Asset Mortgage Investments, Inc.
   7.187% due 02/25/2030 (d)                            1,407        1,428
Structured Asset Securities Corp.
   6.250% due 01/25/2032                                  378          397
United Mortgage Securities Corp.
   6.549% due 06/25/2032 (d)                            2,541        2,561
                                                                  --------
                                                                   138,010
                                                                  ========
Fannie Mae 8.0%
   6.000% due 05/16/2017                               20,000       19,850
   6.449% due 11/01/2023 (d)                            1,619        1,663
   6.470% due 08/01/2026 (d)                               84           84
   6.493% due 10/01/2024 (d)                              994        1,005
   6.500% due 05/01/2003-07/01/2005 (e)                 2,899        2,970
   6.547% due 02/01/2028 (d)                              162          168
   6.590% due 08/01/2026 (d)                               79           79
   6.622% due 12/01/2027 (d)                            1,103        1,145
   6.893% due 10/01/2024 (d)                               37           38
   7.000% due 03/01/2004-03/01/2009 (e)                 8,555        8,858
   7.088% due 04/01/2028 (d)                            1,634        1,697
   7.342% due 01/01/2026 (d)                              532          552
   7.492% due 05/01/2025 (d)                              793          831
   7.500% due 02/01/2004-10/01/2004 (e)                 1,422        1,466
   8.500% due 04/01/2028                                1,096        1,175
   9.000% due 08/01/2021-06/01/2027 (e)                 1,141        1,251
                                                                  --------
                                                                    42,832
                                                                  ========
Federal Housing Administration 4.5%
   6.896% due 07/01/2020                                2,634        2,514
   7.000% due 11/25/2019                                3,463        3,366
   7.400% due 12/18/2018                                1,495        1,476
   7.421% due 11/01/2019                                   82           82
   7.430% due 08/01/2019-06/01/2 024 (e)               16,223       16,266
                                                                  --------
                                                                    23,704
                                                                  ========
Freddie Mac 2.0%
   5.190% due 12/01/2024 (d)                              770          794
   6.367% due 01/01/2028 (d)                            1,493        1,523
   6.384% due 10/01/2026 (d)                              277          282
   6.714% due 09/01/2027 (d)                            2,084        2,122
   6.809% due 06/01/2022 (d)                               37           38
   6.914% due 01/01/2028 (d)                            1,000        1,022
   7.000% due 07/01/2002                                  236          240
   7.450% due 03/25/2022                                1,027        1,037
   7.452% due 02/01/2028 (d)                            1,264        1,309
   7.500% due 06/01/2004-10/01/2004 (e)                 1,229        1,264
   7.670% due 05/01/2022 (d)                               61           63
   8.000% due 05/01/2004                                  744          759
                                                                  --------
                                                                    10,453
                                                                  ========
Government National Mortgage Association 5.0%
   5.500% due 05/20/2030 (d)                            9,208        9,325
   6.375% due 02/20/2017-01/20/2028 (d)(e)              8,034        8,209
   6.625% due 12/20/2017-11/20/2027 (d)(e)              3,286        3,369
   6.750% due 09/20/2017-09/20/2026 (d)(e)              3,803        3,897
   6.800% due 10/15/2030                                1,982        1,990
                                                                  --------
                                                                    26,790
                                                                  ========
Stripped Mortgage-Backed Securities 0.6%
Fannie Mae (IO)
   6.500% due 02/25/2007                                   12            0
   6.500% due 07/25/2007                                   24            0
1197.967% due 08/25/2007                                    3           73
1014.600% due 09/25/2007                                    2           37
   6.500% due 08/25/2020                                   57            2
   6.750% due 06/25/2021                                  473            4
   6.500% due 09/25/2021                                  215           19
Fannie Mae (PO)
   0.010% due 03/25/2009                                2,944        2,412
   0.000% due 09/25/2023                                  558          499
Freddie Mac (IO)
   7.000% due 03/15/2003                                  385           12
   6.500% due 11/15/2003                                  875           46
   6.500% due 10/15/2006                                   24            0
 819.100% due 02/15/2007                                    2           27
   7.500% due 06/15/2007                                  112            5
   6.500% due 10/15/2007                                  254           18
   6.000% due 10/15/2007                                   31            1
   6.500% due 11/15/2008                                  492           64
   7.000% due 12/15/2023                                  888          118
Norwest Asset Securities Corp. (IO)
   7.250% due 02/25/2012                                  144            7
                                                                  --------
                                                                     3,344
                                                                  --------
Total Mortgage-Backed Securities                                   245,133
(Cost $242,486)                                                   ========

  ASSET-BACKED SECURITIES 3.2%

Bayview Financial Acquisition Trust
   2.230% due 02/25/2030 (d)                              298          298
CS First Boston Mortgage Securities Corp.
   2.160% due 12/15/2030 (d)                            2,370        2,370
Discover Card Master Trust I
   6.792% due 04/16/2010                                   96           98
Green Tree Floorplan Receivables Master Trust
   2.250% due 11/15/2004 (d)                            3,000        3,002
HPSC Equipment Receivables LLC
   2.150% due 11/22/2007 (d)                            6,536        6,540
IMC Home Equity Loan Trust
   2.600% due 03/25/2027 (d)                              176          176

124 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
-------------------------------------------------------------------------------
Provident Bank Equipment Lease Trust
    2.150% due 11/25/2011 (d)                       $   2,442   $         2,450
SallieMae
    2.338% due 07/25/2004 (d)                             179               179
    2.568% due 01/25/2007 (d)                             287               288
    2.393% due 10/27/2025 (d)                           1,730             1,729
                                                                ---------------
Total Asset-Backed Securities                                            17,130
                                                                ===============
(Cost $17,081)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 95.000 Exp. 06/17/2002                     1,500                19
                                                                ---------------
Total Purchased Put Options                                                  19
                                                                ===============
(Cost $23)

  SHORT-TERM INSTRUMENTS 2.7%

Commercial Paper 0.2%
Fannie Mae
    1.750% due 05/08/2002 (b)                           1,305             1,303
                                                                ---------------
Repurchase Agreement 1.3%
State Street Bank
    1.550% due 04/01/2002                               7,067             7,067
                                                                ---------------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bond 8.500% due 02/15/2020 valued at $7,214.
    Repurchase proceeds are $7,068.)

U.S. Treasury Bills 1.2%
    1.705% due 05/02/2002 (b)(e)                        6,110             6,101
                                                                ---------------
Total Short-Term Instruments                                             14,471
                                                                ===============
(Cost $14,471)

Total Investments (a) 130.0%                                    $       690,962
(Cost $700,412)

Written Options (c) (0.0%)                                                 (113)
(Premiums $186)

Other Assets and Liabilities (Net) (30.0%)                             (159,342)
                                                                ---------------
Net Assets 100.0%                                               $       531,507
                                                                ---------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $700,555 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost.                                         $         6,775

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                                 (16,368)
                                                                ---------------
Unrealized depreciation-net                                     $        (9,593)
                                                                ===============

(b) Securities with an aggregate market value of $11,829 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                   Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2002)                      305   $           110
U.S. Treasury 30 Year Bond (06/2002)                    1,090            (1,071)
Eurodollar December Futures (12/2002)                     735               (90)
                                                                ---------------
                                                                $        (1,051)
                                                                ===============

(c) Premiums received on written options:

                                                    # of
Type                                              Contracts   Premium     Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.140 Exp. 05/23/2002                4,000,000  $     70   $     2

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 100.000 Exp. 05/25/2002                    245       116       111
                                                             ------------------
                                                             $    186   $   113
                                                             ==================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Security, or a portion thereof, subject to financing transaction.

(h) Swap agreements outstanding at March 31, 2002:

                                                     Notional        Unrealized
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------  ---------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                     $   4,110   $          (233)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                         3,900              (165)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due
04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                         3,000                (2)
                                                                ---------------
                                                                $          (400)
                                                                ===============

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 125

Schedule of Investments
Investment Grade Corporate Bond Fund
March 31, 2002
                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
------------------------------------------------------------------------------

  CORPORATE BONDS & NOTES 85.0%

Banking & Finance 15.2%
Dime Bancorp, Inc.
    9.000% due 12/19/2002                           $      50   $            51
Ford Motor Credit Co.
    7.375% due 02/01/2011                                 100                97
Gemstone Investors Ltd.
    7.710% due 10/31/2004                                  50                50
General Motors Acceptance Corp.
    7.250% due 03/02/2011                                 100                99
Golden State Holdings
    7.000% due 08/01/2003                                 100               101
Goldman Sachs Group, Inc.
    6.600% due 01/15/2012                                 100                99
Household Finance Corp.
    6.375% due 10/15/2011                                 100                95
KBC Bank Fund Trust III
    9.860% due 11/29/2049 (d)                             100               113
PP&L Capital Funding, Inc.
    7.750% due 04/15/2005                                 100               106
Royal Bank of Scotland Group PLC
    9.118% due 03/31/2049                                 100               113
                                                                ---------------
                                                                            924
                                                                ===============
Industrials 43.6%
Allied Waste Industries, Inc.
    7.375% due 01/01/2004                                 100                99
American Airlines, Inc.
    10.180% due 01/02/2013                                 75                72
Beckman Coulter, Inc.
    6.875% due 11/15/2011                                 100               100
Boise Cascade Corp.
    7.500% due 02/01/2008                                  50                49
Bowater Canada Finance Corp.
    7.950% due 11/15/2011                                 100               102
Centex Corp.
    7.500% due 01/15/2012                                 100               101
Cox Communications, Inc.
    6.150% due 08/01/2003 (d)                             100               102
DaimlerChrysler North America Holding Corp.
    8.500% due 01/18/2031                                  50                54
Delta Air Lines, Inc.
    6.299% due 09/18/2006                                 100                98
    10.500% due 04/30/2016                                 50                39
Domtar, Inc.
    7.875% due 10/15/2011                                 100               105
General Motors Corp.
    7.200% due 01/15/2011                                 100                99
Harrahs Operating Co., Inc.
    7.500% due 01/15/2009                                 100               102
HCA - The Healthcare Co.
    3.401% due 09/19/2002 (d)                             100               100
HEALTHSOUTH Corp.
    8.500% due 02/01/2008                                 100               104
Jupiters Ltd.
    8.500% due 03/01/2006                                 100               102
Midwest Generation LLC
    8.560% due 01/02/2016                                 100                97
Mirage Resorts, Inc.
    6.625% due 02/01/2005                                 100                99
Northwest Airlines, Inc.
    8.520% due 04/07/2004                                  50                48
Park Place Entertainment Corp.
    7.950% due 08/01/2003                                 215               218
Qwest Capital Funding, Inc.
    7.250% due 02/15/2011                                 100                81
RJ Reynolds Tobacco Holdings, Inc.
    7.625% due 09/15/2003                                 100               104
Starwood Hotels & Resorts
    6.750% due 11/15/2005                                 100                99
Suncor Energy, Inc.
    7.150% due 02/01/2032                                  50                49
Telus Corp.
    8.000% due 06/01/2011                                 100               103
United Air Lines, Inc.
    10.125% due 03/22/2015                                100                89
Waste Management, Inc.
    6.625% due 07/15/2002                                 100               101
    7.100% due 08/01/2026                                  40                41
WCG Corp.
    8.250% due 03/15/2004                                 100               101
                                                                ---------------
                                                                          2,658
                                                                ===============
Utilities 26.2%
AT&T Corp.
    8.000% due 11/15/2031                                 150               146
Canadian National Resources Ltd.
    7.200% due 01/15/2032                                 100                97
CenturyTel, Inc.
    7.750% due 10/15/2002                                 100               102
CMS Panhandle Holding Co.
    6.125% due 03/15/2004                                 100               101
Deutsche Telekom AG
    8.000% due 06/15/2010                                 100               104
Dynegy Holdings, Inc.
    6.875% due 04/01/2011                                  40                37
El Paso Energy Corp.
    7.800% due 08/01/2031                                 100                98
France Telecom
    7.750% due 03/01/2011                                 100               102
    8.500% due 03/01/2031                                 100               107
Illinois Power Co.
    6.250% due 07/15/2002                                 100               100
Mirant Americas Generation LLC
    8.300% due 05/01/2011                                 100                93
Niagara Mohawk Power Co.
    7.750% due 05/15/2006                                 100               107
PSEG Energy Holdings, Inc.
    8.500% due 06/15/2011                                 100                96
South Point Energy
    8.400% due 05/30/2012                                 100                86
Sprint Capital Corp.
    6.875% due 11/15/2028                                 100                80
Williams Cos., Inc.
    7.125% due 09/01/2011                                  50                48
WorldCom, Inc.
    7.550% due 04/01/2004                                 100                92
                                                                ---------------
                                                                          1,596
                                                                ---------------
Total Corporate Bonds & Notes                                             5,178
                                                                ===============
(Cost $5,245)

  U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities
    3.625% due 07/15/2002 (b)(e)                          111               112
                                                                ---------------
Total U.S. Treasury Obligations                                             112
                                                                ===============
(Cost $111)

  SOVEREIGN ISSUES 3.6%

Republic of South Africa
    9.125% due 05/19/2009                                 100               107
United Mexican States
    9.750% due 04/06/2005                                 100               111
                                                                ---------------
Total Sovereign Issues                                                      218
                                                                ===============
(Cost $211)

  PURCHASED CALL OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 96.250 Exp. 12/16/2002                     2,000                 2
                                                                ---------------
Total Purchased Call Options                                                  2
                                                                ===============
(Cost $2)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 92.750 Exp. 06/17/2002                    14,000                 0
    Strike @ 93.750 Exp. 06/17/2002                     6,000                 0
    Strike @ 92.500 Exp. 06/17/2002                    19,000                 0
                                                                ---------------
Total Purchased Put Options                                                   0
                                                                ===============
(Cost $0)

126 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 8.6%

Commercial Paper 0.2%
Fannie Mae
     1.750% due 05/08/2002 (b)                             $    10      $    10
                                                                        -------
Repurchase Agreement 6.6%
State Street Bank
     1.550% due 04/01/2002                                     401          401
                                                                        -------
     (Dated 03/28/2002. Collateralized by Federal Home
     Loan Bank 5.000% due 02/28/2003 valued at $409.
     Repurchase proceeds are $401.)

U.S. Treasury Bills 1.8%
     1.703% due 05/02/2002 (b)                                 110          110
                                                                        -------
Total Short-Term Instruments                                                521
                                                                        =======
(Cost $521)

Total Investments (a) 99.0%                                             $ 6,031
(Cost $6,090)

Written Options (c) (0.5%)                                                  (32)
(Premiums $47)

Other Assets and Liabilities (Net) 1.5%                                      93
                                                                        -------
Net Assets 100.0%                                                       $ 6,092
                                                                        =======
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $6,090 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $    90

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (149)
                                                                        -------
Unrealized depreciation-net                                             $   (59)
                                                                        =======

(b) Securities with an aggregate market value of $232 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                        # of       Appreciation/
Type                                               Contracts      (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2002)                            2           $     (2)
U.S. Treasury 10 Year Note (06/2002)                       7                 18
Eurodollar December Futures (12/2002)                     11                 (2)
Eurodollar March Futures (03/2003)                         2                  4
                                                                       --------
                                                                       $     18
                                                                       ========

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium      Value
--------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 6.000 Exp. 10/19/2004                   100,000      $   4      $  6

Call - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 6.000 Exp. 10/19/2004                   100,000          4         2

Call - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 5.500 Exp. 01/07/2005                   300,000          7         4

Put - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 7.000 Exp. 01/07/2005                   300,000          9        10

Call - CME Eurodollar June Futures
  Strike @ 97.250 Exp. 06/17/2002                        2          2         1

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002                       22      $  14      $  0

Put - CME Eurodollar June Futures
  Strike @ 97.000 Exp. 06/17/2002                        2          1         0

Put - CME Eurodollar June Futures
  Strike @ 97.500 Exp. 06/17/2002                       12          2         5

Put - CME Eurodollar September Futures
  Strike @ 96.500 Exp. 09/16/2002                        1          1         1

Call - CBOT U.S. Treasury Note June Futures
  Strike @ 109.000 Exp. 05/25/2002                       3          1         0

Put - CBOT U.S. Treasury Note June Futures
  Strike @ 102.000 Exp. 05/25/2002                       3          2         3
                                                                ---------------
                                                                $  47      $ 32
                                                                ===============

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

(f) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount
                                 Covered by         Settlement        Unrealized
Type           Currency            Contract              Month      Appreciation
--------------------------------------------------------------------------------
Sell              EC                     11            04/2002       $         0
                                                                     -----------

(g) Principal amount denoted in indicated currency:

            EC - Euro

(h) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                        EC  200        $    5

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                         $  100            (3)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2012                                            800             2

Receive a fixed rate equal to 4.200% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Morgan Stanley
Exp. 03/15/2003                                          1,000             0

Pay a fixed rate equal to 3.800% and the Fund will receive from the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Salomon Brothers, Inc.
Exp. 03/15/2003                                          1,000             0
                                                                      ------
                                                                      $    4
                                                                      ======

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 127

Schedule of Investments
High Yield Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 81.8%

Banking & Finance 5.8%
Arvin Capital
     9.500% due 02/01/2027                                 $14,500     $ 12,620
Beaver Valley Funding Corp.
     8.625% due 06/01/2007                                  14,197       15,066
     9.000% due 06/01/2017                                   9,432       10,068
Bluewater Finance Ltd.
    10.250% due 02/15/2012                                  15,675       16,380
Choctaw Resort Development Enterprise
     9.250% due 04/01/2009                                   6,675        6,909
Community Health Credit LK
    10.000% due 07/10/2005                                   3,500        3,500
     8.500% due 11/09/2006                                   3,000        3,000
Credit & Repack Securities Ltd.
     10.250% due 10/30/2006                                 10,150       10,150
Finova Group, Inc.
     7.500% due 11/15/2009 (k)                              40,375       14,232
Forest City Enterprises, Inc.
     8.500% due 03/15/2008                                  15,294       15,523
Gemstone Investors Ltd.
     7.710% due 10/31/2004                                  27,350       27,319
General Motors Acceptance Corp.
     2.410% due 05/16/2003 (d)                                 631          626
Golden State Holdings
     7.125% due 08/01/2005                                   5,137        5,089
     9.125% due 12/31/2049                                      50        1,246
Huntsman International LLC
    11.100% due 12/19/2004                                   3,000        2,942
Jet Equipment Trust
     9.410% due 06/15/2010                                     937          803
    10.000% due 06/15/2012                                   8,680        7,132
     7.630% due 08/15/2012                                   2,868        2,521
Morgan Stanley Tracers
     7.201% due 09/15/2011 (d)                              22,964       23,319
National Rural Utilities Cooperative Finance Corp.
     8.000% due 03/01/2032                                   4,000        4,112
Pemex Master Trust
     8.000% due 11/15/2011                                  20,900       21,214
Presidential Life Insurance Corp.
     7.875% due 02/15/2009                                   7,451        7,251
Pride Credit Link
     8.900% due 04/01/2007                                   5,000        5,000
     8.850% due 04/02/2007                                   5,000        5,000
Reliance Group Holdings, Inc.
     9.000% due 11/15/2049 (k)                               3,769          113
Trizec Finance Ltd.
    10.875% due 10/15/2005                                  12,947       13,303
UCAR Finance, Inc.
     6.201% due 09/01/2008                                   2,300        2,035
                                                                       --------
                                                                        236,473
                                                                       ========
Industrials 63.8%
360 Networks, Inc.
     13.000% due 05/01/2008 (k)                              5,740            1
     11.990% due 08/01/2009 (k)                              5,969           30
Ackerley Group, Inc.
     9.000% due 01/15/2009                                   5,000        5,450
Adelphia Communications Corp.
     9.250% due 10/01/2002                                     550          547
     8.125% due 07/15/2003                                     300          291
    10.250% due 11/01/2006                                  27,883       26,071
     9.875% due 03/01/2007                                   3,410        3,188
     7.875% due 05/01/2009                                      50           43
     9.375% due 11/15/2009                                     300          282
    10.875% due 10/01/2010                                      15           14
    10.250% due 06/15/2011                                   7,700        7,007
Argasy Gaming Co.
    10.750% due 06/01/2009                                   1,000        1,108
Airgas, Inc.
     7.140% due 03/08/2004                                   4,850        4,894
     7.750% due 09/15/2006                                   1,375        1,399
     9.125% due 10/01/2011                                  13,975       14,883
Alliant Techsystems, Inc.
     8.500% due 05/15/2011                                  12,100       12,947
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                                   4,659        4,637
     7.375% due 01/01/2004                                     810          802
     7.875% due 03/15/2005                                   1,578        1,579
     6.375% due 01/15/2008                                   1,125        1,020
    10.000% due 08/01/2009                                     775          789
Allied Waste North America, Inc.
     7.625% due 01/01/2006                                  10,104        9,801
     8.875% due 04/01/2008                                  10,415       10,701
     8.500% due 12/01/2008                                  26,620       27,019
     7.875% due 01/01/2009                                  39,985       38,685
American Airlines, Inc.
    10.610% due 03/04/2010                                     650          658
     6.978% due 04/01/2011                                   2,000        2,028
     7.858% due 10/01/2011                                   3,400        3,508
American Cellular Corp.
     9.500% due 10/15/2009                                  21,975       16,262
American Media Operation, Inc.
    10.250% due 05/01/2009                                  12,439       12,937
American Standard Cos., Inc.
     7.375% due 04/15/2005                                   2,735        2,776
     7.375% due 02/01/2008                                   3,100        3,147
AmeriGas Partners LP
    10.000% due 04/15/2006                                  10,000       10,650
    10.125% due 04/15/2007                                   4,392        4,546
     8.875% due 05/20/2011                                   1,400        1,449
AmerisourceBergen Corp.
     8.125% due 09/01/2008                                  14,825       15,566
AM-FM, Inc.
     8.750% due 06/15/2007                                     225          235
     8.125% due 12/15/2007                                   4,100        4,269
     8.000% due 11/01/2008                                   5,244        5,506
Amphenol Corp.
     9.875% due 05/15/2007                                  10,576       11,211
Arco Chemical Co.
     9.375% due 12/15/2005                                   9,925        9,975
    10.250% due 11/01/2010                                   5,400        5,468
Argosy Gaming Co.
     9.000% due 09/01/2011                                   7,600        8,056
Armkel LLC
     9.500% due 08/15/2009                                   4,300        4,601
Avecia Group PLC
    11.000% due 07/01/2009                                   8,075        8,438
Ball Corp.
     7.750% due 08/01/2006                                   7,704        7,974
     8.250% due 08/01/2008                                   5,500        5,754
Barrett Resources Corp.
     7.550% due 02/01/2007                                   8,407        8,310
Beckman Coulter, Inc.
     7.050% due 06/01/2026                                     280          295
Bergen Brunswig Corp.
     7.250% due 06/01/2005                                     500          515
Beverly Enterprises, Inc.
     9.000% due 02/15/2006                                  18,070       18,431
     9.625% due 04/15/2009                                   8,550        8,774
Boise Cascade Corp.
     7.500% due 02/01/2008                                   1,400        1,373
Boyd Gaming Corp.
     8.750% due 04/15/2012                                   6,225        6,270
Briggs & Stratton Corp.
     8.875% due 03/15/2011                                  12,050       12,833
British Sky Broadcasting Group PLC
     7.300% due 10/15/2006                                   6,733        6,714
     6.875% due 02/23/2009                                  11,700       11,024
     8.200% due 07/15/2009                                  25,899       26,204
Building Materials Corp.
     7.750% due 07/15/2005                                     971          841
     8.000% due 10/15/2007                                   1,007          831
     8.000% due 12/01/2008                                  10,251        8,345
Cadmus Communications Corp.
     9.750% due 06/01/2009                                   3,700        3,760
Canwest Media, Inc.
    10.625% due 05/15/2011                                  10,925       12,072
Century Aluminum Co.
    11.750% due 04/15/2008                                   5,475        5,804

128 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount        Value
                                                         (000s)       (000s)
----------------------------------------------------------------------------
Century Communications Corp.
   9.500% due 03/01/2005                                $11,000      $10,615
   8.750% due 10/01/2007                                  6,225        5,634
CF Cable TV, Inc.
   9.125% due 07/15/2007                                  9,149        9,184
Charter Communications Holdings LLC
   8.250% due 04/01/2007                                 12,345       11,234
  10.000% due 04/01/2009                                 12,347       11,915
   8.625% due 04/01/2009                                  5,844        5,318
  10.750% due 10/01/2009                                 10,450       10,450
   9.625% due 11/15/2009                                 26,475       25,284
   0.000% due 01/15/2010                                    550          371
   0.000% due 04/01/2011                                  8,000        5,540
  10.000% due 05/15/2011                                  2,000        1,920
Chesapeake Energy Corp.
   8.375% due 11/01/2008                                 10,750       10,925
Compass Minerals Group, Inc.
  10.000% due 08/15/2011                                  2,425        2,567
Constellation Brands, Inc.
   8.000% due 02/15/2008                                  4,600        4,761
   8.500% due 03/01/2009                                 10,500       10,973
   8.125% due 01/15/2012                                  8,600        8,815
Container Corp. of America
   9.750% due 04/01/2003                                    789          805
Continental Airlines, Inc.
   7.033% due 06/15/2011                                  2,007        1,819
   7.461% due 04/01/2015                                  3,652        3,587
   7.373% due 12/15/2015                                 10,000        9,559
Continental Cablevision
   9.500% due 08/01/2013                                  7,900        8,370
Cott Beverages, Inc.
   8.000% due 12/15/2011                                  6,475        6,588
Crown Castle International Corp.
   0.000% due 11/15/2007                                  3,250        2,810
  10.750% due 08/01/2011                                 10,005        9,054
CSC Holdings, Inc.
   7.875% due 12/15/2007                                  2,729        2,714
   7.250% due 07/15/2008                                  2,100        2,013
   8.125% due 07/15/2009                                  4,350        4,351
   8.125% due 08/15/2009                                  4,400        4,401
   7.625% due 04/01/2011                                 53,925       52,196
   9.875% due 02/15/2013                                  2,595        2,751
   7.875% due 02/15/2018                                  2,700        2,512
   7.625% due 07/15/2018                                 16,900       15,290
   9.875% due 04/01/2023                                  2,805        2,945
DaVita, Inc.
   9.250% due 04/15/2011                                  1,350        1,584
Delta Air Lines, Inc.
   9.450% due 02/14/2006                                    200          195
   9.300% due 01/02/2010                                  1,800        1,612
  10.790% due 03/26/2014                                  2,264        1,971
Dimon, Inc.
   9.625% due 10/15/2011                                  6,500        6,922
Domtar, Inc.
   7.875% due 10/15/2011                                  7,500        7,851
Dresser, Inc.
   9.375% due 04/15/2011                                 27,545       28,508
Dunlop Stand Aerospace Holdings
  11.875% due 05/15/2009                                 10,525       10,787
Dynegy-Roseton Danskamme
   7.270% due 11/08/2010                                  1,000          931
   7.670% due 11/08/2016                                  1,500        1,431
Echostar Broadband Corp.
  10.375% due 10/01/2007                                  2,850        3,071
Echostar Communications Corp.
   9.250% due 02/01/2006                                 21,077       21,709
   9.375% due 02/01/2009                                  9,904       10,350
Echostar DBS Corp.
   9.125% due 01/15/2009                                  5,875        6,081
El Paso Cedar Brakes II LLC
   9.875% due 09/01/2013                                 18,000       18,591
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                  3,450        3,351
Equistar Chemical Funding
  10.125% due 09/01/2008                                 12,245       12,674
Equistar Chemicals LP
   8.750% due 02/15/2009                                  6,500        6,301
Extended Stay America, Inc.
   9.150% due 03/15/2008                                  2,950        2,980
   9.875% due 06/15/2011                                 11,740       12,327
Extendicare Health Services
   9.350% due 12/15/2007                                  9,300        8,510
Fairpoint Communications, Inc.
   9.500% due 05/01/2008                                  5,912        5,084
   6.358% due 05/01/2008 (d)                              2,000        1,450
  12.500% due 05/01/2010                                    150          148
Ferrellgas Partners LP
   9.375% due 06/15/2006                                 15,806       16,359
   7.240% due 08/01/2010                                  3,000        2,922
Ferro Corp.
   9.125% due 01/01/2009                                  8,900        9,245
Fisher Scientific International
   7.125% due 12/15/2005                                 10,845       10,791
   9.000% due 02/01/2008                                 18,314       18,955
Flag Ltd.
   8.250% due 01/30/2008                                 19,741        4,244
Foamex LP
  10.750% due 04/01/2009 (j)                              4,100        4,223
Ford Motor Co.
   7.450% due 07/16/2031                                  2,275        2,063
Forest Oil Corp.
  10.500% due 01/15/2006                                  2,828        3,033
   8.000% due 06/15/2008                                  8,972        9,219
Fox/Liberty Networks LLC
   8.875% due 08/15/2007                                 14,375       15,022
   9.750% due 08/15/2007                                  7,690        7,815
Fresenius Medical Care
   7.875% due 06/15/2011                                 17,845       17,890
Garden State Newspapers
   8.750% due 10/01/2009                                 12,860       12,796
   8.625% due 07/01/2011                                  6,076        5,970
Georgia-Pacific Corp.
   8.125% due 05/15/2011                                  1,500        1,467
   9.625% due 03/15/2022                                  5,000        4,703
   9.500% due 05/15/2022                                  3,200        3,010
   9.125% due 07/01/2022                                  3,700        3,388
   8.875% due 05/15/2031                                  2,000        1,889
Golden Northwest Aluminum
  12.000% due 12/15/2006                                    950          575
Graphic Packaging Corp.
   8.625% due 02/15/2012                                  4,825        5,030
Gray Communication System, Inc.
   9.250% due 12/15/2011                                 10,100       10,454
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                                 33,906       35,093
   7.125% due 06/01/2007                                    500          508
   7.500% due 01/15/2009                                 21,197       21,576
   8.000% due 02/01/2011                                    500          523
HCA - The Healthcare Co.
   7.125% due 06/01/2006                                 12,425       12,705
   8.850% due 01/01/2007                                 16,485       17,980
   7.000% due 07/01/2007                                 16,600       16,798
   7.250% due 05/20/2008                                  1,100        1,114
   8.700% due 02/10/2010                                 14,980       16,318
   8.750% due 09/01/2010                                  3,950        4,335
   7.875% due 02/01/2011                                  1,500        1,568
   7.500% due 12/15/2023                                    800          729
   8.360% due 04/15/2024                                 10,500       10,520
HEALTHSOUTH Corp.
   8.500% due 02/01/2008                                 10,030       10,431
   7.000% due 06/15/2008                                    900          873
  10.750% due 10/01/2008                                    900          995
   8.375% due 10/01/2011                                 21,800       22,781
Hercules, Inc.
   6.625% due 06/01/2003                                    300          299
   4.150% due 10/15/2003                                    223          219
  11.125% due 11/15/2007                                 15,439       16,983
   6.600% due 08/01/2027                                  2,460        2,349
HMH Properties, Inc.
   7.875% due 08/01/2005                                 23,139       23,139
   7.875% due 08/01/2008                                  2,450        2,426
   8.450% due 12/01/2008                                    250          255

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 129

High Yield Fund
March 31, 2002

                                                     Principal
                                                        Amount        Value
                                                        (000s)       (000s)
---------------------------------------------------------------------------
Hollinger International Publishing
   9.250% due 02/01/2006                              $ 10,039    $  10,365
   9.250% due 03/15/2007                                 4,792        4,966
Hollinger Participation Trust (i)
  12.125% due 11/15/2010                                15,436       14,896
Horseshoe Gaming Holding
   8.625% due 05/15/2009                                18,675       19,515
Host Marriott LP
   8.375% due 02/15/2006                                14,137       14,314
   9.500% due 01/15/2007                                25,300       26,628
   9.250% due 10/01/2007                                 5,100        5,304
Ingles Markets, Inc.
   8.875% due 12/01/2011                                11,800       11,918
Insight Midwest/Insight Capital
   9.750% due 10/01/2009                                   510          536
  10.500% due 11/01/2010                                11,600       12,644
International Game Technology
   7.875% due 05/15/2004                                 8,350        8,653
   8.375% due 05/15/2009                                23,601       24,663
ISP Chemco, Inc.
  10.250% due 07/01/2011                                22,280       23,673
ISP Holdings, Inc.
  10.625% due 12/15/2009                                12,219       12,738
John Q. Hammons Hotels
   8.875% due 02/15/2004                                 5,734        5,748
   9.750% due 10/01/2005                                 1,633        1,684
Jupiters Ltd.
   8.500% due 03/01/2006                                14,975       15,331
Kappa Beheer BV
  10.625% due 07/15/2009                                 1,775        1,961
Kmart Corp.
  12.350% due 01/01/2008 (k)                             3,506        1,996
KPNQWest BV
   8.125% due 06/01/2009                                19,510        5,560
L-3 Communications Corp.
  10.375% due 05/01/2007                                 5,938        6,309
   8.500% due 05/15/2008                                   481          500
Lamar Media Corp.
   9.625% due 12/01/2006                                   100          105
Lear Corp.
   7.960% due 05/15/2005                                 8,340        8,611
Level 3 Communications, Inc.
  11.000% due 03/15/2008                                 2,938        1,366
   9.125% due 05/01/2008                                17,655        7,768
   0.000% due 12/01/2008                                 5,375        1,398
   0.000% due 03/15/2010                                18,000        3,690
  11.250% due 03/15/2010                                   789          359
Leviathan Gas Corp.
  10.375% due 06/01/2009                                 7,548        8,190
LIN Holdings Corp.
   0.000% due 03/01/2008                                   800          716
LIN Television Corp.
   8.000% due 01/15/2008                                22,600       23,165
   8.375% due 03/01/2008                                   825          825
Longview Fibre Co.
  10.000% due 01/15/2009                                   450          470
Lyondell Chemical Co.
   9.625% due 05/01/2007                                 6,574        6,755
   9.875% due 05/01/2007                                 3,700        3,783
   9.500% due 12/15/2008                                 7,200        7,344
Macdermid, Inc.
   9.125% due 07/15/2011                                10,425       10,894
Mail-Well Corp.
   9.625% due 03/15/2012                                12,775       13,222
Mandalay Resort Group
   6.750% due 07/15/2003                                20,332       20,586
   9.250% due 12/01/2005                                 6,112        6,341
   6.450% due 02/01/2006                                    79           77
  10.250% due 08/01/2007                                 2,038        2,216
   9.500% due 08/01/2008                                 6,550        7,107
   9.375% due 02/15/2010                                 8,300        8,777
   7.000% due 11/15/2036                                 4,100        3,778
   6.700% due 11/15/2096                                 3,350        3,303
Manor Care, Inc.
   7.500% due 06/15/2006                                   900          914
   8.000% due 03/01/2008                                 7,655        7,942
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                                 6,416        6,456
Mediacom Broadband LLC
  11.000% due 07/15/2013                                17,420       19,336
Mediacom LLC
   9.500% due 01/15/2013                                   575          607
Metromedia Fiber Network, Inc.
  10.000% due 11/15/2008                                18,051        1,354
  10.000% due 12/15/2009                                 6,910          518
MGM Mirage, Inc.
   6.950% due 02/01/2005                                28,143       27,992
   9.750% due 06/01/2007                                 1,350        1,465
   8.500% due 09/15/2010                                18,650       19,487
Midwest Generation LLC
   8.300% due 07/02/2009                                 1,750        1,717
   8.560% due 01/02/2016                                 6,900        6,691
Millenium America, Inc.
   9.250% due 06/15/2008                                 2,500        2,588
Mirage Resorts, Inc.
   6.625% due 02/01/2005                                 2,761        2,745
   7.250% due 10/15/2006                                 3,656        3,561
   6.750% due 08/01/2007                                 1,900        1,792
Mohegan Tribal Gaming Authority
   8.125% due 01/01/2006                                 2,650        2,723
Newpark Resources, Inc.
   8.625% due 12/15/2007                                 9,255        8,746
Nextel Communications, Inc.
   0.000% due 09/15/2007                                18,375       12,265
   0.000% due 10/31/2007                                 2,050        1,327
   0.000% due 02/01/2009                                11,013        5,204
   9.375% due 11/15/2009                                 2,758        1,841
  12.500% due 11/15/2009                                 6,700        4,523
NL Industries, Inc.
  11.750% due 10/15/2003                                   990        1,005
Northwest Airlines, Inc.
   6.841% due 04/01/2011                                 6,100        5,910
Ocean Energy, Inc.
   8.875% due 07/15/2007                                 2,746        2,911
Om Group, Inc.
   9.250% due 12/15/2011                                16,300       17,034
Omnicare, Inc.
   8.125% due 03/15/2011                                21,215       22,435
Owens & Minor, Inc.
   8.500% due 07/15/2011                                 4,540        4,767
P&L Coal Holdings
   8.875% due 05/15/2008                                10,054       10,732
PanAmSat Corp.
   6.000% due 01/15/2003                                 2,025        2,009
   8.500% due 02/01/2012                                38,350       38,350
Park Place Entertainment Corp.
   7.875% due 12/15/2005                                 6,960        6,977
   8.875% due 09/15/2008                                12,483       13,092
   7.875% due 03/15/2010                                 9,900        9,838
   8.125% due 05/15/2011                                 8,000        8,080
PharMerica, Inc.
   8.375% due 04/01/2008                                 1,000        1,038
Pioneer National Resources Co.
   8.875% due 04/15/2005                                16,278       16,567
   8.250% due 08/15/2007                                 9,177        9,331
   6.500% due 01/15/2008                                 5,482        5,177
Price Communications Wireless, Inc.
   9.125% due 12/15/2006                                28,267       29,539
Pride International, Inc.
   9.375% due 05/01/2007                                17,136       17,929
Primedia, Inc.
   8.500% due 02/01/2006                                 2,621        2,464
   7.625% due 04/01/2008                                 6,507        5,629
   8.875% due 05/15/2011                                 8,050        7,366
PSS World Medical, Inc.
   8.500% due 10/01/2007                                13,325       13,542
Quebecor Media, Inc.
  11.125% due 07/15/2011                                27,059       29,494
Qwest Capital Funding, Inc.
   7.900% due 08/15/2010                                 5,100        4,314
   7.250% due 02/15/2011                                32,110       26,126

130 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount       Value
                                                      (000s)      (000s)
------------------------------------------------------------------------
Qwest Corp.
   8.875% due 03/15/2012                          $   4,900   $    4,835
   7.750% due 02/15/2031                              5,560        4,239
R.H. Donnelly, Inc.
   9.125% due 06/01/2008                              5,455        5,660
Racers
   8.375% due 10/01/2007                             19,956       13,950
Renaissance Media Group
   0.000% due 04/15/2008                             15,960       13,327
Rogers Cantel, Inc.
   8.800% due 10/01/2007                              2,540        2,210
   8.300% due 10/01/2007                              4,024        3,581
   9.375% due 06/01/2008                             31,899       29,586
Rotech Healthcare, Inc.
   9.500% due 04/01/2012                              3,200        3,320
Safety-Kleen Corp.
   9.250% due 06/01/2008 (k)                         22,459            2
   9.250% due 05/15/2009 (k)                         11,042            1
Santa Fe Energy Resources, Inc.
   8.750% due 06/15/2007                              3,250        3,404
SC International Services, Inc.
   9.250% due 09/01/2007                             15,620       14,292
Silgan Holdings, Inc.
   9.000% due 06/01/2009                              7,556        7,896
Sinclair Broadcast Group, Inc.
   9.000% due 07/15/2007                              4,062        4,174
   8.750% due 12/15/2011                             20,350       21,011
Smithfield Foods, Inc.
   8.000% due 10/15/2009                             14,650       14,980
SPX Corp.
   9.400% due 06/14/2005                             15,900       15,847
Starwood Hotels & Resorts
   6.750% due 11/15/2005                              7,400        7,360
Statia Terminals
  11.750% due 11/15/2003                              2,000        2,070
Station Casinos, Inc.
   9.750% due 04/15/2007                              5,903        6,170
   8.875% due 12/01/2008                              1,421        1,462
   9.875% due 07/01/2010                              2,789        3,005
Stone Container Corp.
  11.500% due 08/15/2006                              3,476        3,771
   9.750% due 02/01/2011                                100          109
Stone Energy Corp.
   8.250% due  12/15/2011                             9,245        9,499
Telecorp PCS, Inc.
  10.625% due 07/15/2010                              7,328        8,262
Telewest Communications PLC
  11.000% due 10/01/2007                              2,274        1,160
   0.000% due 04/15/2009                              3,546        1,285
Telewest Finance
   6.000% due 07/07/2005                              7,850        3,611
Tembec Industries, Inc.
   8.500% due 02/01/2011                              8,150        8,374
Tenet Healthcare Corp.
   8.125% due 12/01/2008                             10,175       11,120
Tesoro Petroleum Corp.
   9.625% due 11/01/2008                              3,025        3,086
Time Warner, Inc.
   9.750% due 07/15/2008                              5,975        4,153
  10.125% due 02/01/2011                              5,650        3,899
Transocean Sedco Forex, Inc.
   9.125% due 12/15/2003                              1,250        1,340
Triad Hospitals, Inc.
   8.750% due 05/01/2009                              8,800        9,416
  11.000% due 05/15/2009                              3,213        3,607
Tritel PCS, Inc.
   0.000% due 05/15/2009                             18,622       16,480
  10.375% due 01/15/2011                             25,610       28,939
U.S. Airways, Inc.
   9.625% due 09/01/2003                             18,688       15,380
   9.330% due 01/01/2006                              3,336        2,150
   6.760% due 04/15/2008                              2,677        2,528
United Air Lines, Inc.
   2.120% due 12/02/2002 (d)                          1,752        1,730
   7.730% due 07/01/2010                             18,700       16,841
   7.186% due 04/01/2011                                344          307
   6.602% due 09/01/2013                              6,300        5,364
Univision Communications, Inc.
   7.850% due 07/15/2011                             17,200       17,607
Vintage Petroleum, Inc.
   9.000% due 12/15/2005                             22,141       22,030
   8.625% due 02/01/2009                              4,750        4,560
   9.750% due 06/30/2009                              4,009        4,029
   7.875% due 05/15/2011                             10,750       10,105
VoiceStream Wireless Corp.
  10.375% due 11/15/2009                              6,804        7,382
Waste Management, Inc.
   6.875% due 05/15/2009                                500          486
   7.375% due 08/01/2010                              3,925        3,907
   7.650% due 03/15/2011                              4,250        4,274
WCG Corp.
   8.250% due 03/15/2004                             39,945       40,188
Western Gas Resources, Inc.
  10.000% due 06/15/2009                              5,625        5,991
Westport Belco Oil & Gas Corp.
   8.875% due 09/15/2007                              4,200        4,410
Westport Resources Corp.
   8.250% due 11/01/2011                              6,300        6,505
Williams Communications Group, Inc.
  10.700% due 10/01/2007 (k)                          7,518        1,165
  10.875% due 10/01/2009 (k)                          3,092          479
  11.875% due 08/01/2010 (k)                          4,000          580
World Color Press, Inc.
   8.375% due 11/15/2008                              2,213        2,265
   7.750% due 02/15/2009                             11,346       11,178
XTO Energy Inc.
   9.250% due 04/01/2007                              1,111        1,167
   8.750% due 11/01/2009                              4,285        4,498
Young Broadcasting, Inc.
   9.000% due 01/15/2006                             17,890       18,203
   8.750% due 06/15/2007                              1,027        1,027
   8.500% due 12/15/2008                              6,360        6,646
  10.000% due 03/01/2011                             11,625       12,148
                                                              ----------
                                                               2,653,689
                                                              ==========
Utilities 12.2%
AES Corp.
   8.750% due 12/15/2002                              3,000        2,805
   8.750% due 06/15/2008                              1,800        1,395
   9.500% due 06/01/2009                             17,194       13,497
   9.375% due 09/15/2010                             15,115       11,865
   8.875% due 02/15/2011                              8,175        6,254
AT&T Canada, Inc.
   0.000% due 06/15/2008                             22,094        3,646
  10.625% due 11/01/2008                              4,572          812
AT&T Corp.
   8.000% due 11/15/2031                             13,325       12,979
BRL Universal Equipment
   8.875% due 02/15/2008                              5,650        5,862
Calpine Corp.
   7.625% due 04/15/2006                              4,925        3,870
   8.750% due 07/15/2007                             21,441       16,744
   7.875% due 04/01/2008                              7,248        5,662
   8.500% due 05/01/2008                             14,100       11,260
   7.750% due 04/15/2009                                789          617
   8.625% due 08/15/2010                              5,750        4,521
   8.500% due 02/15/2011                                100           80
Chesapeake Energy Corp.
   8.125% due 04/01/2011                              8,000        8,060
Citizens Communications Co.
   9.250% due 05/15/2011                              3,500        3,748
CMS Energy Corp.
   8.125% due 05/15/2002                              7,000        7,044
   8.375% due 07/01/2003                              1,400        1,422
   6.750% due 01/15/2004                              5,042        4,994
   7.000% due 01/15/2005                             10,637       10,545
   9.875% due 10/15/2007                              6,113        6,641
   8.900% due 07/15/2008                              8,600        9,043
   7.500% due 01/15/2009                             11,790       11,868
   8.500% due 04/15/2011                              8,500        8,814
Dynegy Holdings, Inc.
   8.125% due 03/15/2005                                800          820
   8.750% due 02/15/2012                              4,000        4,193

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 131

SCHEDULE OF INVESTMENTS (Cont.)
High Yield Fund
March 31, 2002
                                                      Principal
                                                         Amount         Value
                                                         (000s)        (000s)
-----------------------------------------------------------------------------
Edison Mission Energy
  10.000% due 08/15/2008                             $    4,000    $    3,986
El Paso Corporation
   7.750% due 01/15/2032                                  1,600         1,552
El Paso Energy Partners
   8.500% due 06/01/2011                                 12,900        13,352
El Paso Natural Gas
   8.625% due 01/15/2022                                  7,000         7,405
France Telecom
   7.750% due 03/01/2011 (d)                              6,220         6,345
   8.500% due 03/01/2031                                 21,510        23,064
Hanover Equipment Trust
   8.500% due 09/01/2008                                 14,475        14,620
IPALCO Enterprises, Inc.
   7.625% due 11/14/2011                                 13,825        12,717
Key Energy Services, Inc.
   8.375% due 03/01/2008                                  5,645         5,786
Kinder Morgan Energy Partners
   7.750% due 03/15/2032                                  1,700         1,725
Mastec, Inc.
   7.750% due 02/01/2008                                  5,150         4,558
Mission Energy Holding Co.
   13.500% due 07/15/2008                                10,686        11,674
Niagara Mohawk Power Co.
   0.000% due 07/01/2010                                 16,700        15,999
NRG Northeast Generating LLC
   8.842% due 12/15/2015                                  1,400         1,440
Pinnacle Partners
   8.830% due 08/15/2004                                 11,245        11,253
Pogo Producing Co.
   8.250% due 04/15/2011                                 12,450        12,979
PSEG Energy Holdings, Inc.
  10.000% due 10/01/2009                                 11,380        11,692
   8.500% due 06/15/2011                                  7,175         6,875
Rocky River Realty
   8.810% due 04/14/2007                                  2,466         2,616
Rogers Cablesystems Ltd.
  10.000% due 03/15/2005                                  4,000         4,310
  10.000% due 12/01/2007                                  2,250         2,377
Rogers Communication, Inc.
   9.125% due 01/15/2006                                  4,000         3,780
   8.875% due 07/15/2007                                  1,035         1,047
Rural Cellular Corp.
   9.625% due 05/15/2008                                  7,402         6,181
   9.750% due 01/15/2010                                  4,875         4,046
SESI, LLC
   8.875% due 05/15/2011                                 13,364        13,431
South Point Energy
   8.400% due 05/30/2012                                 22,250        19,135
Sprint Capital Corp.
   7.625% due 01/30/2011                                  4,050         3,848
   8.375% due 03/15/2012                                 10,075         9,938
   6.875% due 11/15/2028                                 23,940        19,218
Telewest Credit Links
  10.875% due 02/07/2005                                 16,000         8,720
TSI Telecommunication Services, Inc.
  12.750% due 02/01/2009 (j)                              8,350         8,058
UCAR Finance, Inc.
  10.250% due 02/15/2012                                  3,220         3,397
US Unwired, Inc.
   0.000% due 11/01/2009                                  9,475         6,301
Verizon New York, Inc.
   6.875% due 04/01/2012                                  4,000         3,989
   7.375% due 04/01/2032                                  3,000         2,985
Williams Cos., Inc.
   7.875% due 09/01/2021                                 20,250        19,173
   7.500% due 01/15/2031                                  5,275         4,754
   7.750% due 06/15/2031                                  3,000         2,783
Williams Gas Pipelines Center
   7.375% due 11/15/2006                                  3,600         3,559
Wilmington Trust Co. - Tucson Electric
  10.210% due 01/01/2009                                    500           535
  10.732% due 01/01/2013                                  7,015         7,527
                                                                   ----------
                                                                      507,791
                                                                   ----------
Total Corporate Bonds & Notes                                       3,397,953
                                                                   ==========
(Cost $3,603,128)

  MORTGAGE-BACKED SECURITIES 3.6%

Collateralized Mortgage Obligations 0.9%
Credit Suisse First Boston Mortgage
   6.398% due 10/25/2039                                 25,000        25,228
LTC Commercial Corp.
   9.200% due 08/04/2023                                  2,235         2,170
   7.970% due 04/15/2028                                  3,993         3,772
NationsBanc Mortgage Capital Corp.
   8.035% due 05/25/2028                                  3,035         2,589
Red Mountain Funding Corp.
   9.150% due 11/28/2027                                  4,517         3,131
                                                                     --------
                                                                       36,890
                                                                     ========
Fannie Mae 1.2%
   6.000% due 05/16/2017                                 52,000        51,610
                                                                     --------
Government National Mortgage Association 1.4%
   6.000% due 04/18/2032                                 60,000        58,219
                                                                     --------
Stripped Mortgage-Backed Securities 0.1%
Airtrust (IO)
  0.990% due 06/01/2013                                   8,648         3,045
                                                                     --------
Total Mortgage-Backed Securities                                      149,764
                                                                     ========
(Cost $152,705)

  ASSET-BACKED SECURITIES 3.3%

Airplanes Pass Through Trust
  10.875% due 03/15/2019                                 21,515         3,727
Allied Waste Industries, Inc.
   4.562% due 07/21/2006                                    899           897
   4.812% due 07/21/2006                                    948           945
   4.562% due 07/30/2006 (d)                                 22            22
   4.687% due 07/30/2006                                    557           555
   4.750% due 07/30/2006                                    948           945
   4.937% due 07/21/2007                                    379           378
   4.875% due 07/30/2007 (d)                                793           791
   4.937% due 07/30/2007 (d)                              1,058         1,055
   5.062% due 07/30/2007                                    380           379
American Cellular Corp.
   2.750% due 03/31/2007                                  4,935         4,320
Centennial Cellular
   4.900% due 05/31/2007                                  1,671         1,284
   5.050% due 05/31/2007                                  1,195           921
   4.900% due 05/31/2007                                  1,671         1,288
   5.300% due 11/30/2007                                    184           141
   5.120% due 01/04/2008                                  1,835         1,415
   5.290% due 01/04/2008                                  1,835         1,415
Centennial Puerto Rico
   4.910% due 05/31/2007                                    334           258
   5.020% due 05/31/2007                                    418           320
   5.160% due 01/04/2008                                    141           109
Charter Commercial Holdings LLC
   4.520% due 03/31/2008                                 14,000        13,585
Conseco Finance
   9.300% due 10/15/2030                                  8,000         8,549
Continental Airlines, Inc.
   5.908% due 07/30/2004                                  8,462         8,165
Emmis Communications Corp.
   5.375% due 02/28/2009                                    924           924
   5.375% due 08/31/2009                                  2,007         2,021
   5.437% due 09/08/2031                                  2,276         2,289
Hercules Revolver
   4.120% due 10/15/2003                                  1,352         1,335
   4.150% due 10/15/2003                                    171           169
   2.000% due 10/15/2003                                  1,010           995
Huntsman Corp.
   4.625% due 06/30/2005                                  4,888         3,922
   9.571% due 06/30/2005                                    102            82
   5.375% due 07/01/2007                                  5,000         4,025
Insight Midwest
   5.500% due 12/15/2009                                  3,000         3,020
Island Inland Co.
   9.508% due 07/09/2003                                  3,000         2,325
Lyondell Petroleum
   6.250% due 06/30/2006                                  2,315         2,346

132 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount      Value
                                                           (000s)      (000s)
--------------------------------------------------------------------------------
     6.280%  due 06/30/2006                                   147         149
Mission Energy Holding Co.
     9.381% due 07/25/2006                            $     6,500   $   6,873
Nextel Communications, Inc.
     5.312% due 06/30/2008                                  1,250       1,060
     5.562% due 12/31/2008                                  1,250       1,060
     4.937% due 03/31/2009                                  9,169       7,633
Rural Cellular Corp.
     5.110% due 10/03/2008                                  3,049       2,771
     5.360% due 04/03/2009                                  3,049       2,771
Southern California Edison Co.
     2.750% due 03/01/2003                                  7,500       7,520
     3.250% due 03/01/2005                                  5,000       4,976
Starwood Hotels & Resorts
     4.623% due 02/23/2003                                  7,250       7,273
Stone Container Corp.
     5.437% due 04/01/2003                                  1,169       1,174
     5.437% due 10/01/2003                                  8,128       8,160
     5.437% due 10/01/2005                                  2,230       2,237
Worldcom
     4.000% due 06/30/2002                                  8,000       7,800
                                                                     --------
Total Asset-Backed Securities                                         136,374
                                                                     ========
(Cost $157,271)

  SOVEREIGN ISSUES 2.4%

Republic of Brazil
     11.500% due 03/12/2008                                10,000      10,025
     11.000% due 01/11/2012                                17,100      15,946
      8.000% due 04/15/2014                                32,879      26,796
     11.000% due 08/17/2040                                 5,000       4,138
Republic of Panama
      8.250% due 04/22/2008                                 2,000       2,010
      4.750% due 07/17/2014 (d)                             3,380       3,059
Republic of Peru
      9.125% due 02/21/2012                                16,900      16,706
Russian Federation
      5.000% due 03/31/2030                                10,000       6,600
United Mexican States
     10.375% due 02/17/2009                                 7,100       8,211
      7.500% due 01/14/2012                                 1,000         997
      8.300% due 08/15/2031                                 6,575       6,542
                                                                      -------
Total Sovereign Issues                                                101,030
                                                                      =======
(Cost $ 98,206)

  FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.4%

Calpine Canada Energy
      8.375% due 10/15/2008                           EC    5,000       3,456
Grohe Holding
     11.500% due 11/15/2010                                 3,937       3,652
Kamps AG
      8.000% due 09/26/2005                                 3,750       3,312
      8.500% due 02/15/2009                                 3,050       2,732
Klockner Pentaplast SA
      9.375% due 02/15/2012                                   100          92
KPNQWest BV
      8.875% due 02/01/2008                                 1,000         218
Lear Corp.
      8.125% due 04/01/2008                                   150         133

Remy Cointreau S.A.
     10.000% due 07/30/2005                                 4,900       4,566
                                                                     --------
Total Foreign Currency-Denominated Issues                              18,161
                                                                     ========
(Cost $19,706)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 92.750 Exp. 12/16/2002                  $ 1,000,000          13
                                                                      -------
Total Purchased Put Options                                                13
                                                                      =======
(Cost $28)

  CONVERTIBLE BONDS & NOTES 3.0%

Health Care 0.9%
HEALTHSOUTH Corp.
     3.250% due 04/01/2003                                  5,300       5,134
Omnicare, Inc.
     5.000% due 12/01/2007                                  8,200       7,800
Tenet Healthcare Corp.
     6.000% due 12/01/2005                                  5,064       5,211
Total Renal Care Holdings
     7.000% due 05/15/2009                                 20,953      20,979
                                                                     --------
                                                                       39,124
                                                                     ========
Industrial 1.9%
American Tower Corp.
     5.000% due 02/15/2010                                 20,100      11,306
Mail-Well, Inc.
     5.000% due 11/01/2002                                 19,200      19,080
Pride International, Inc.
     0.000% due 04/24/2018                                 33,000      15,221
Solectron Corp.
     0.000% due 05/08/2020                                 57,680      32,878
                                                                     --------
                                                                       78,485
                                                                     ========
Utilities 0.2%
Nextel Communications, Inc.
     5.250% due 01/15/2010                                  5,500       2,778
Rogers Communication, Inc.
     2.000% due 11/26/2005                                  4,500       3,561
                                                                     --------
                                                                        6,339
                                                                     --------
Total Convertible Bonds & Notes                                       123,948
                                                                     ========
(Cost $122,530)

  PREFERRED STOCK 1.4%
                                                           Shares
Adelphia Communications Corp.
     13.000% due 07/15/2009                                30,000       2,858
CSC Holdings, Inc.
     11.750% due 10/01/2007                                15,000       1,556
     11.125% due 04/01/2008                               161,572      16,602
Fresenius Medical Care
      7.875% due 02/01/2008                            29,595,000      29,817
Newscorp Overseas Ltd.
      8.625% due 12/31/2049                               105,100       2,558
Primedia, Inc.
      9.200% due 11/01/2009                                55,300       2,613
      8.625% due 04/01/2010                                39,500       1,787
                                                                     --------
Total Preferred Stock                                                  57,791
                                                                     ========
(Cost $63,216)

  SHORT-TERM INSTRUMENTS 5.4%
                                                        Principal
Commercial Paper 5.1%                                      Amount
BP Amoco Capital PLC                                       (000s)
     1.850% due 04/01/2002                                $25,000      25,000
Coca-Cola Co.
     1.750% due 04/26/2002                                  1,900       1,897
Fannie Mae
     1.770% due 05/08/2002 (b)                              3,500       3,493
     1.815% due 07/03/2002                                 23,600      23,480
     1.865% due 08/21/2002                                 74,000      73,384
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                              1,090       1,088
Freddie Mac
     1.970% due 08/15/2002                                 28,188      27,966
     1.870% due 08/15/2002                                 30,000      29,763
     2.085% due 09/12/2002                                 11,000      10,891
     2.060% due 09/18/2002                                 16,800      16,625
                                                                     --------
                                                                      213,587
                                                                     ========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 133

High Yield Fund
March 31, 2002

                                                     Principal
                                                        Amount       Value
                                                        (000s)       (000s)
                                                     ---------    ---------
Repurchase Agreement 0.3%
State Street Bank
     1.550% due 04/01/2002                              $11,347   $   11,347
                                                                  ----------
     (Dated 03/28/2002. Collateralized by U.S. Treasury
     Bond 8.500% due 02/15/2020 valued at $11,575.
     Repurchase proceeds are $11,349.)

U.S. Treasury Bills 0.0%
     1.760% due 05/02/2002 (b)(g)                           620          619
                                                                  ----------
Total Short-Term Instruments                                         225,553
                                                                  ==========
(Cost $225,689)

Total Investments (a) 101.3%                                      $4,210,587
(Cost $4,442,479)

Written Options (c) (0.0%)                                              (906)
(Premiums $1,149)

Other Assets and Liabilities (Net) (1.3%)                            (53,198)
                                                                  ----------
Net Assets 100.0%                                                 $4,156,483
                                                                  ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $4,446,720 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $   75,986

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (312,119)
                                                                  ----------
Unrealized depreciation-net                                       $ (236,133)
                                                                  ==========
(b) Securities with an aggregate market value of $5,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                             # of    Unrealized
Type                                                    Contracts  Appreciation
-------------------------------------------------------------------------------

Eurodollar December Futures (12/2002)                       2,313         $  35
                                                                          -----
(c) Premiums received on written options:

                                               # of
Type                                         Contracts    Premium         Value
-------------------------------------------------------------------------------
Put - CBOT U.S. Treasury Note June Futures
  Strike @ 100.000 Exp. 05/25/2002               2,000   $  1,149         $ 906
                                                          ---------------------

(d) Variable rate security. The rate listed is as of March 31, 2002

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount
                                 Covered by         Settlement        Unrealized
Type               Currency        Contract              Month    (Depreciation)
--------------------------------------------------------------------------------
Buy                EC                25,310            04/2002        $     (40)
Sell                                 46,168            04/2002             (313)
                                                                      ---------
                                                                      $    (353)
                                                                      =========

(f) Principal amount denoted in indicated currency:

     EC - Euro

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Swap agreements outstanding at March 31, 2002:


                                                                    Unrealized
                                                     Notional     Appreciation/
Type                                                   Amount    (Depreciation)
-------------------------------------------------------------------------------
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 6.625% due
11/15/2004.

Broker: Goldman Sachs
Exp. 12/01/2002                                              $ 7,000     $  (8)
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc.- WorldCom Group 6.400% due 08/15/2005.

Broker: Merrill Lynch
Exp. 12/15/2002                                                8,000      (113)

Receive a fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 12/15/2002                                               10,000       142

Receive a fixed rate equal to 5.750% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group 7.500% due 05/15/2011.

Broker: Morgan Stanley
Exp. 12/15/2002                                               10,000      (156)

Receive a fixed rate equal to 3.600% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 03/12/2007                                                5,000        73

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.750% due 02/15/2002.

Broker: Goldman Sachs
Exp. 03/12/2007                                                5,000        43
                                                                         -----
                                                                         $ (19)
                                                                         =====

(i) Payment In-kind bond security.

(j) Restricted security.

(k) Security is in default.

(l) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:

                         Coupon
Type                        (%)       Maturity    Par        Value     Proceeds
-------------------------------------------------------------------------------
Republic of Venezuela    1.000      12/18/2007   49,285  $   40,231  $   39,000
Viacom Inc.              6.625      05/15/2011   12,500      12,536      12,937
                                                         ----------------------
                                                         $   52,767  $   51,937
                                                         ======================

134 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Total Return Mortgage Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 3.6%

Freddie Mac
   5.750% due 01/15/2012                                 $   3,000   $    2,924
                                                                     ----------
Total U.S. Government Agencies                                            2,924
                                                                     ==========
(Cost $3,030)

 U.S. TREASURY OBLIGATIONS 2.5%

Treasury Inflation Protected Securities (f)
   3.375% due 01/15/2012                                     2,000        2,008
                                                                     ----------
Total U.S. Treasury Obligations                                           2,008
                                                                     ==========
(Cost $1,983)

 MORTGAGE-BACKED SECURITIES 108.0%

Collateralized Mortgage Obligations 20.4%
Bank Trust Mortgage
   5.700% due 12/01/2023                                       777          767
Bear Stearns Mortgage Securities, Inc.
   6.500% due 02/25/2028                                       516          521
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                       279          283
Citicorp Mortgage Securities, Inc.
   6.500% due 05/25/2030                                       295          297
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                        42           42
Countrywide Funding Corp.
   6.250% due 02/25/2009                                     1,365        1,367
Countrywide Home Loans
   6.500% due 03/25/2029                                       100           97
   7.750% due 01/25/2031                                        26           26
CS First Boston Mortgage Securities Corp.
   2.478% due 03/25/2032 (d)                                 1,000        1,000
DLJ Mortgage Acceptance Corp.
   7.000% due 06/25/2028                                       138          142
E-Trade Bank Mortgage-Backed Securities Trust
   7.119% due 09/25/2031                                     1,025        1,036
Fannie Mae
   6.900% due 08/25/2011                                       100          103
   7.750% due 08/25/2022                                        71           77
   2.875% due 04/25/2023 (d)                                    25           26
   6.750% due 09/25/2023                                        58           56
   7.000% due 09/25/2023                                        18           18
   6.500% due 09/25/2023                                       229          217
   6.500% due 10/25/2023                                       217          213
   6.500% due 12/25/2023                                       188          185
   2.300% due 04/18/2028 (d)                                    70           70
Freddie Mac
   6.000% due 06/15/2008                                       331          340
   4.500% due 03/15/2021                                        28           28
   3.500% due 12/15/2022                                        10            8
   6.500% due 12/15/2023                                        51           51
   6.500% due 03/15/2024                                       118          109
   8.000% due 06/15/2026                                        79           84
   6.500% due 05/15/2027                                        73           70
   6.000% due 10/15/2028                                        86           86
General Electric Capital Mortgage Services, Inc.
   7.000% due 01/25/2028                                       100          101
   6.750% due 06/25/2028                                       200          201
Government National Mortgage Association
   7.000% due 07/16/2026                                       193          198
   2.100% due 02/16/2032 (d)                                 4,855        4,877
Mellon Residential Funding Corp.
   6.580% due 07/25/2029 (d)                                   410          434
Norwest Asset Securities Corp.
   6.250% due 09/25/2028                                       421          405
   6.250% due 01/25/2029                                       115          113
PNC Mortgage Securities Corp.
   7.750% due 11/25/2030                                       575          578
Prudential Home Mortgage Securities
   6.750% due 09/25/2008                                       359          368
Structured Asset Securities Corp.
   2.330% due 03/25/2031 (d)                                   513          514
Superannuation Members Home Loans Global Fund
   2.125% due 06/15/2026 (d)                                   265          266
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031                                     1,000          995
                                                                     ----------
                                                                         16,369
                                                                     ==========
Fannie Mae 49.7%
   2.780% due 07/01/2008 (d)                                 4,945        4,921
   3.266% due 10/01/2011 (d)                                 2,982        2,926
   3.950% due 04/01/2007                                     1,706        1,706
   4.453% due 10/01/2011                                       992          994
   5.370% due 11/01/2018 (d)                                    29           30
   5.812% due 10/01/2028 (d)                                   301          308
   6.000% due 05/16/2017-04/11/2032 (d)(e)                  24,000       23,630
   6.511% due 08/01/2026 (d)                                   100          101
   6.920% due 05/01/2003                                       907          926
   7.000% due 04/01/2026 (d)                                    18           19
   7.009% due 05/01/2023 (d)                                   126          130
   7.340% due 07/01/2003                                       944          972
   7.500% due 04/11/2032                                     3,000        3,106
   9.000% due 01/01/2020                                       107          118
                                                                     ----------
                                                                         39,887
                                                                     ==========
Federal Housing Administration 1.9%
   7.430% due 06/01/2019                                     1,509        1,519
                                                                     ----------
Freddie Mac 5.5%
   4.618% due 02/01/2018 (d)                                   122          123
   6.000% due 10/01/2024-04/11/2032 (e)                      2,126        2,063
   7.035% due 07/01/2030 (d)                                 2,068        2,109
   7.314% due 11/01/2028 (d)                                    59           60
   7.518% due 08/01/2025                                       104          107
                                                                     ----------
                                                                          4,462
                                                                     ==========
Government National Mortgage Association 29.9%
   6.000% due 04/18/2032                                     6,000        5,822
   6.375% due 03/20/2016-03/20/2027 (d)(e)                     860          875
   6.500% due 10/20/2022-04/18/2032 (d)(e)                   3,997        3,983
   6.625% due 12/20/2021-11/20/2026 (d)(e)                   4,926        5,052
   6.750% due 08/20/2017-08/20/2026 (d)(e)                     578          590
   7.000% due 04/18/2032                                     7,500        7,645
   7.500% due 05/15/2027-08/15/2027 (e)                         68           73
                                                                     ----------
                                                                         24,040
                                                                     ==========
Stripped Mortgage-Backed Securities 0.6%
CS First Boston Mortgage Securities Corp. (IO)
   7.000% due 08/25/2004                                     3,743          275
Fannie Mae (IO)
   6.500% due 07/25/2007                                         3            0
   6.500% due 11/25/2022                                     1,176          124
Fannie Mae (PO)
   0.000% due 07/25/2022                                       194          153
                                                                     ----------
                                                                            552
                                                                     ----------
Total Mortgage-Backed Securities                                         86,829
                                                                     ==========
(Cost $86,590)

 ASSET-BACKED SECURITIES 7.3%

Asset Backed Securities Home Equity Corp.
   2.320% due 03/15/2032 (d)                                 2,836        2,847
Bayview Financial Acquisition Trust
   2.240% due 07/25/2030 (d)                                   128          128
Bear Stearns Asset Backed Securities, Inc.
   6.750% due 02/25/2032 (d)                                 1,000        1,010
Chase Funding Loan Acquisition Trust
   2.090% due 04/25/2031 (d)                                 1,401        1,393
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                   173          173
Option One Mortgage Loan Trust
   2.180% due 04/25/2030 (d)                                   347          348
                                                                     ----------
Total Asset-Backed Securities                                             5,899
                                                                     ==========
(Cost $5,893)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 135

Total Return Mortgage Fund
March 31, 2002

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                   $  104,000     $       126
U.S. Treasury Bond June Futures (OTC)
   Strike @ 104.000 Exp. 05/24/2002                       1,400               2
                                                                    -----------
Total Purchased Call Options                                                128
                                                                    ===========
(Cost $171)

 PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 05/24/2002                       30,000               0
                                                                    -----------
Total Purchased Put Options                                                   0
                                                                    ===========
(Cost $0)

 CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                                     10              10
                                                                    -----------
Total Convertible Bonds & Notes                                              10
                                                                    ===========
(Cost $10)

 SHORT-TERM INSTRUMENTS 35.4%

Commercial Paper 34.3%
Fannie Mae
   1.810% due 04/01/2002                                  3,500           3,500
   1.711% due 05/08/2002 (b)                                 75              75
   1.810% due 07/03/2002                                  1,300           1,294
   1.871% due 08/21/2002                                  3,300           3,273
   1.871% due 08/28/2002                                  7,500           7,433
   1.982% due 09/04/2002                                  1,700           1,684
Freddie Mac
   1.820% due 04/01/2002                                  2,500           2,500
   1.895% due 08/15/2002                                    800             794
   1.865% due 08/30/2002                                  3,600           3,567
UBS Finance, Inc.
   1.850% due 04/01/2002                                  3,500           3,500
                                                                    -----------
                                                                         27,620
                                                                    ===========
Repurchase Agreement 1.0%
State Street Bank
   1.550% due 04/01/2002
   (Dated 03/28/2002. Collateralized by Fannie Mae
   3.125% due 11/14/2003 valued at $786.
   Repurchase proceeds are $770.)                           770             770
                                                                    -----------
U.S. Treasury Bills 0.1%
   1.745% due 05/02/2002 (b)                                 65              65
                                                                    -----------
Total Short-Term Instruments                                             28,455
                                                                    ===========
(Cost $28,473)

Total Investments (a) 157.0%                                        $   126,253
(Cost $126,150)

Written Options (c) (0.0%)                                                   (2)
(Premiums $26)

Other Assets and Liabilities (Net) (57.0%)                              (45,826)
                                                                    -----------
Net Assets 100.0%                                                   $    80,425
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $126,226 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       521

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (494)
                                                                    -----------
Unrealized appreciation-net                                         $        27
                                                                    ===========

(b) Securities with an aggregate market value of $140 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:



                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                       23     $       (17)
                                                                    -----------

(c) Premiums received on written options:
                                                 # of
Type                                        Contracts   Premium           Value
-------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                23  $     26     $         2
                                                       ------------------------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                 Coupon
Type                (%)        Maturity        Par        Value        Proceeds
-------------------------------------------------------------------------------
Fannie Mae        6.500      04/11/2032      6,000     $  5,968     $     5,981
Fannie Mae        7.000      05/13/2032      5,000        5,070           5,076
                                                       ------------------------
                                                       $ 11,038     $    11,057
                                                       ========================

136 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
GNMA Fund
March 31, 2002

                                                         Principal
                                                            Amount      Value
                                                            (000s)     (000s)
-----------------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES 1.5%

Federal Farm Credit Bank
    5.750% due 01/18/2011                                  $ 1,000   $    979
Small Business Administration
    7.449% due 08/01/2010                                      487        518
                                                                     --------
Total U.S. Government Agencies                                          1,497
                                                                     --------
(Cost $1,486)

     U.S. TREASURY OBLIGATIONS 2.0%

Treasury Inflation Protected Securities (f)
    3.375% due 01/15/2012                                    1,995      2,002
                                                                     --------
Total U.S. Treasury Obligations                                         2,002
                                                                     ========
(Cost $1,977)

     MORTGAGE-BACKED SECURITIES 107.7%

Collateralized Mortgage Obligations 18.9%
ABN AMRO Mortgage Corp.
    6.750% due 04/25/2029                                      245        191
CS First Boston Mortgage Securities Corp.
    2.900% due 08/25/2031 (d)                                  700        700
    2.478% due 03/25/2032 (d)                                1,600      1,600
Fannie Mae
    6.000% due 11/18/2017                                       72         73
    6.500% due 09/25/2023                                      139        131
Freddie Mac
    6.500% due 11/25/2023                                      137        123
General Electric Capital Mortgage Services, Inc.
    6.750% due 06/25/2028                                       50         50
Government National Mortgage Association
    7.250% due 12/20/2026                                    1,157      1,162
    7.300% due 09/20/2028                                      922        950
    2.200% due 08/16/2031 (d)                                  785        784
    2.040% due 02/16/2032 (d)                                9,711      9,753
PNC Mortgage Securities Corp.
    7.750% due 11/25/2030                                      575        578
Structured Asset Securities Corp.
    2.380% due 03/25/2031 (d)                                  513        514
Washington Mutual Mortgage Securities Corp.
    6.010% due 04/25/2031 (d)                                2,000      1,989
                                                                     --------
                                                                       18,598
                                                                     ========
Fannie Mae 14.5%
    6.000% due 05/16/2017-04/11/2032 (e)                    11,500     11,367
    6.500% due 04/11/2032                                    2,000      1,989
    6.800% due 05/01/2003                                      905        922
    7.276% due 03/01/2018 (d)                                   32         33
    9.000% due 07/01/2018                                       23         25
                                                                     --------
                                                                       14,336
                                                                     --------
Federal Housing Administration 0.6%
    7.430% due 03/01/2022                                       81         82
    8.137% due 09/01/2040                                      473        470
                                                                     --------
                                                                          552
                                                                     ========
Freddie Mac 3.1%
    5.794% due 05/01/2019 (d)                                   40         41
    6.136% due 06/01/2030 (d)                                   78         79
    7.325% due 05/01/2031                                    2,869      2,961
                                                                     --------
                                                                        3,081
                                                                     ========
Government National Mortgage Association 70.1%
    5.500% due 07/20/2029 (d)                                2,524      2,566
    6.000% due 04/18/2032                                   18,000     17,466
    6.375% due 05/20/2016-02/20/2026 (d)(e)                    631        646
    6.500% due 04/20/2031-04/18/2032 (d)(e)                 20,493     20,494
    6.625% due 12/20/2017 (d)                                   59         61
    6.750% due 07/20/2018-08/20/2025 (d)(e)                    151        154
    7.000% due 04/18/2032                                   27,000     27,523
    7.500% due 10/20/2030 (d)                                   48         49
   11.250% due 07/20/2015                                      114        128
                                                                     --------
                                                                       69,087
                                                                     ========
Stripped Mortgage-Backed Securities 0.5%
CS First Boston Mortgage Securities Corp. (IO)
    8.073% due 08/25/2004                                    3,952        290
Fannie Mae (IO)
    7.000% due 09/25/2021                                    1,276         62
Freddie Mac (IO)
    3.037% due 07/15/2020 (d)                                1,798         41

    7.500% due 08/15/2029                                      708        131
                                                                     --------
                                                                          524
                                                                     --------
Total Mortgage-Backed Securities                                      106,178
                                                                     ========
(Cost $106,333)

     ASSET-BACKED SECURITIES 6.0%

Advanta Business Card Master Trust
    3.351% due 04/20/2008 (d)                                  100        101
Asset-Backed Securities Home Equity Corp.
    2.320% due 03/15/2032 (d)                                1,891      1,898
Bear Stearns Asset-Backed Securities, Inc.
    6.750% due 02/25/2032 (d)                                1,000      1,010
Chase Funding Loan Acquisition Trust
    2.090% due 04/25/2031 (d)                                1,401      1,392
Chase Funding Mortgage Loan Asset-Backed Certificates
    3.650% due 10/25/2030 (d)                                  200        199
Conseco Finance
    9.290% due 12/15/2029                                      500        535
General Electric Capital Mortgage Services, Inc.
    7.200% due 04/25/2029                                      287        284
Indymac Home Equity Loan Asset-Backed Trust
    2.920% due 12/25/2031 (d)                                  200        200
NPF XII, Inc.
    2.590% due 10/01/2003 (d)                                  300        301
                                                                     --------
Total Asset-Backed Securities                                           5,920
                                                                     ========
(Cost $5,868)

     PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures
    Strike @ 95.500 Exp. 03/17/2003                        130,000        158
U.S. Treasury Bond (OTC)
    6.000% due 06/30/2002
    Strike @ 104.00 Exp. 05/24/2002                          1,400          2
                                                                     --------
Total Purchased Call Options                                              160
                                                                     ========
(Cost $207)

     PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 92.250 Exp. 06/17/2002                             40,000          1
                                                                     --------
Total Purchased Put Options                                                 1
                                                                     ========
(Cost $0)

     SHORT-TERM INSTRUMENTS 57.9%

Commercial Paper 56.3%
Fannie Mae
    1.815% due 07/03/2002                                    4,000      3,979
    1.865% due 08/14/2002                                    7,000      6,945
    1.880% due 08/28/2002                                   10,000      9,911
    1.910% due 09/04/2002                                    2,500      2,477
    2.060% due 09/20/2002                                      700        692
Freddie Mac
    1.820% due 04/01/2002                                   23,200     23,200
    1.985% due 08/15/2002                                    1,700      1,686
    1.870% due 08/30/2002                                    1,800      1,784
UBS Finance, Inc.
    1.850% due 04/01/2002                                    1,800      1,800
    1.920% due 08/21/2002                                    3,000      2,977
                                                                     --------
                                                                       55,451
                                                                     ========

               See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  137

GNMA Fund
March 31, 2002

                                                         Principal
                                                            Amount      Value
                                                            (000s)     (000s)
-----------------------------------------------------------------------------
Repurchase Agreement 1.3%
State Street Bank
     1.550% due 04/01/2002                                $  1,318   $  1,318
                                                                     --------
     (Dated 03/28/2002. Collateralized by Fannie Mae
     3.125% due 11/14/2003 valued at $1,347.
     Repurchase proceeds are $1,318.)

U.S. Treasury Bills 0.3%
     1.698% due 05/02/2002 (b)(e)                              255        255
                                                                     --------
Total Short-Term Instruments                                           57,024
                                                                     ========
(Cost $57,050)

Total Investments (a) 175.3%                                         $172,782
(Cost $172,921)

Written Options (c) 0.0%                                                   (2)
(Premiums $26)

Other Assets and Liabilities (Net) (75.3%)                            (74,231)
                                                                     --------

Net Assets 100.0%                                                    $ 98,549
                                                                     ========

Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $172,897 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    258

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (373)
                                                                     --------
Unrealized depreciation-net                                          $   (115)
                                                                     ========

(b) Securities with an aggregate market value of $255 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                     # of           Unrealized
Type                                            Contracts       (Depreciation)
------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                 30       $         (22)
                                                                     --------
(c) Premiums received on written options:


                                                     # of
Type                                            Contracts     Premium    Value
------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
    Strike @ 108.000 Exp. 05/25/2002                   23     $    26    $   2
                                                              ----------------

(d) Variable rate security. The rate is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                Coupon
Type               (%)      Maturity         Par        Value         Proceeds
--------------------------------------------------------------------------------
Fannie Mae       7.000    05/13/2032       8,000      $ 8,112         $  8,121
                                                      --------------------------

138  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Real Return Fund
March 31, 2002
                                              Principal
                                                 Amount       Value
                                                 (000s)      (000s)
----------------------------------------------------------------------
  CORPORATE BONDS & NOTES 14.1%

Banking & Finance 10.3%
Allstate Financial Global Funding
     7.125% due 09/26/2005                      $ 2,500     $ 2,661
Associates Corp. of North America
     2.150% due 05/08/2003 (d)                    1,500       1,503
Atlas Reinsurance PLC
     4.563% due 04/04/2003 (d)                    6,700       6,683
     5.563% due 10/04/2004 (d)                    4,400       4,389
     8.650% due 04/07/2005 (d)                    8,250       8,264
Bear Stearns Co., Inc.
     2.200% due 12/01/2003 (d)                      500         501
     2.400% due 09/21/2004 (d)                    1,000         994
Boeing Capital Corp.
     5.650% due 05/15/2006                        5,000       4,970
CIT Group, Inc.
     2.325% due 04/07/2003 (d)                      300         297
Donaldson, Lufkin & Jenrette, Inc.
     2.250% due 04/25/2003 (d)                    7,500       7,523
Export-Import Bank Korea
     6.500% due 11/15/2006                        2,500       2,555
Finova Group, Inc.
     7.500% due 11/15/2009 (k)                      840         296
Ford Motor Credit Co.
     2.017% due 02/13/2003 (d)                      350         345
     2.200% due 06/20/2003 (d)                   18,500      18,156
     2.530% due 06/23/2003 (d)                    1,000         984
     2.230% due 01/26/2004 (d)                    8,200       7,918
     3.675% due 10/25/2004 (d)                   18,000      17,833
     2.155% due 07/18/2005 (d)                   18,400      17,369
General Motors Acceptance Corp.
     2.121% due 12/09/2002 (d)                    2,000       1,989
     5.875% due 01/22/2003                        2,550       2,582
     2.071% due 03/10/2003 (d)                    2,800       2,772
     2.410% due 05/16/2003 (d)                   19,925      19,758
     2.045% due 07/21/2003 (d)                    3,500       3,454
     2.210% due 08/04/2003 (d)                    5,000       4,936
     2.680% due 05/04/2004 (d)                   18,200      17,957
     2.120% due 07/21/2004 (d)                   45,300      44,194
Halyard RE
    10.376% due 04/05/2002 (d)                      800         796
Heller Financial, Inc.
     1.990% due 04/26/2002 (d)                      250         250
     6.500% due 07/22/2002                        1,000       1,013
     7.500% due 08/23/2002                       10,200      10,390
     2.070% due 04/28/2003 (d)                    3,000       3,017
Household Finance Corp.
     2.283% due 08/06/2002 (d)                    2,000       2,000
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                    9,050       9,102
Korea Development Bank
     8.294% due 06/16/2003 (d)                      500         490
Lehman Brothers Holdings, Inc.
     4.290% due 06/03/2002 (d)                    2,500       2,500
     3.230% due 07/15/2002 (d)                      600         601
     2.381% due 09/03/2002 (d)                    2,000       2,001
MBNA America Bank NA
     2.050% due 04/25/2002 (d)                      500         500
Merrill Lynch & Co.
     2.080% due 02/04/2003 (d)                    2,000       2,000
     2.140% due 08/01/2003 (d)                    4,000       4,009
     2.201% due 05/21/2004 (d)                    2,100       2,102
Monumental Global Funding II
     2.150% due 09/26/2003 (d)                    2,000       2,002
Morgan Stanley, Dean Witter & Co.
     2.580% due 04/15/2002 (d)                    1,000       1,000
     2.101% due 02/21/2003 (d)                    1,500       1,501
     2.187% due 03/11/2003 (d)                    2,000       2,002
National Australia Bank Ltd.
     2.535% due 05/19/2010 (d)                    1,500       1,502
National Rural Utilities Cooperative Finance
 Corp.
     5.393% due 05/31/2002 (d)                    1,900       1,900
     2.070% due 07/17/2003 (d)                   10,000       9,905
National Westminster Bank PLC
     2.490% due 09/16/2002 (d)                  $ 3,500     $ 3,505
NeHi, Inc.
     6.196% due 06/09/2003 (d)                    3,000       3,016
Old Kent Bank
     2.980% due 11/01/2005 (d)                    1,000         999
Pemex Finance Ltd.
     6.125% due 11/15/2003                          233         237
Premium Asset Trust
     2.226% due 11/27/2004 (d)                    5,000       5,010
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                    1,000       1,002
Prudential Funding Corp.
     6.375% due 07/23/2006                        7,000       7,148
Qwest Capital Funding, Inc.
     2.320% due 07/08/2002 (d)                    2,500       2,438
Redwood Capital II Ltd.
     5.018% due 01/01/2004                        5,000       5,000
Residential Reinsurance
     6.901% due 06/01/2004 (d)                    5,500       5,498
Salomon Smith Barney Holdings, Inc.
     2.130% due 02/18/2003 (d)                    1,000       1,002
     2.060% due 04/28/2003 (d)                    3,000       3,004
Textron Financial Corp.
     2.023% due 09/17/2002 (d)                    5,000       4,984
     2.271% due 12/09/2002 (d)                    1,000         995
Trinom Ltd.
     5.895% due 12/18/2004 (d)                    6,500       6,542
Wachovia Corp.
     7.550% due 08/18/2005                       10,000      10,676
Washington Mutual, Inc.
     2.210% due 05/17/2004 (d)                   17,900      17,892
Western Capital
     6.970% due 01/07/2003                        5,000       5,000
                                                            -------
                                                            345,414
                                                            =======
Industrials 2.5%
AIC Corp.
     5.026% due 10/02/2002 (d)                      250         250
American Airlines, Inc.
     6.978% due 04/01/2011                        3,000       3,042
Coastal Corp.
     2.460% due 07/21/2003 (d)                    8,000       8,015
Conoco, Inc.
     2.596% due 10/15/2002 (d)                    8,000       8,011
Cox Enterprises, Inc.
     2.760% due 05/01/2033 (d)                    2,000       2,014
DaimlerChrysler North America Holding Corp.
     2.120% due 09/16/2002 (d)                   12,000      11,954
     2.760% due 12/16/2002 (d)                    4,193       4,194
     2.230% due 08/16/2004 (d)                    5,000       4,883
Delta Air Lines, Inc.
     8.540% due 01/02/2007                        3,541       3,365
Fred Meyer, Inc.
     7.375% due 03/01/2005                        2,000       2,112
HCA - The Healthcare Co.
     3.510% due 09/19/2002 (d)                    8,000       8,004
Petroleos Mexicanos
     9.500% due 09/15/2027                        4,750       5,261
SR Wind Ltd.
     7.150% due 05/18/2005 (d)(i)                 4,500       4,504
United Air Lines, Inc.
     2.301% due 12/02/2002 (d)                    1,139       1,124
Walt Disney Co.
     4.500% due 09/15/2004                       15,000      14,845
Waste Management, Inc.
     6.625% due 07/15/2002                        1,000       1,006
     7.100% due 08/01/2026                        1,500       1,519
                                                             ------
                                                             84,103
                                                             ======
Utilities 1.3%
ALLETE, Inc.
     2.620% due 10/20/2003 (d)                    2,500       2,505
Commonwealth Edison Co.
     7.375% due 09/15/2002                        3,000       3,059
     2.408% due 09/30/2002 (d)                    1,000       1,000

        See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 139

Real Return Fund
March 31, 2002

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
Deutsche Telekom AG
     7.750% due 06/15/2005                             $ 10,000     $   10,415
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                            3,500          3,503
     7.600% due 07/15/2003                                5,000          5,210
Entergy Gulf States, Inc.
     3.281% due 06/02/2003 (d)                            4,500          4,502
Hawaiian Electric Industries, Inc.
     2.876% due 04/15/2003 (d)                            2,000          2,004
Oneok, Inc.
     2.450% due 04/24/2002 (d)                            2,000          2,000
Scana Corp.
     2.476% due 07/15/2002 (d)                            3,900          3,903
Sprint Capital Corp.
     2.370% due 06/10/2002 (d)                            3,000          3,000
WorldCom, Inc.
     7.375% due 01/15/2003                                1,000            950
                                                                      --------
                                                                        42,051
                                                                      --------
Total Corporate Bonds & Notes                                          471,568
                                                                      ========
(Cost $469,990)

  MUNICIPAL BONDS & NOTES 0.0%

New York 0.0%
New York City General Obligation Bonds,
 Series 1997
     2.150% due 08/01/2002 (d)                               24             24
                                                                      --------
Total Municipal Bonds & Notes                                               24
                                                                      ========
(Cost $24)

  U.S. TREASURY OBLIGATIONS 93.9%


Treasury Inflation Protected Securities (g)
     3.375% due 01/15/2007 (b)                          170,560        174,105
     3.625% due 01/15/2008 (h)                          505,876        519,313
     3.875% due 01/15/2009 (h)                          873,153        906,988
     4.250% due 01/15/2010                              238,003        253,399
     3.625% due 04/15/2028                              431,003        439,018
     3.875% due 04/15/2029                              643,963        684,412
     3.375% due 04/15/2032                              157,382        156,251
                                                                     ---------
Total U.S. Treasury Obligations                                      3,133,486
                                                                     =========
(Cost $3,145,028)

  MORTGAGE-BACKED SECURITIES 0.4%

Collateralized Mortgage Obligations 0.4%
Bear Stearns Adjustable Rate Mortgage Trust
     5.441% due 11/25/2030 (d)                            3,024          3,071
Freddie Mac
     6.500% due 01/25/2028                                  100             96
     7.000% due 10/15/2030                                3,000          3,032
GMAC Commercial Mortgage Asset Corp.
     2.201% due 07/20/2002 (d)                            6,036          6,036
                                                                       -------
                                                                        12,235
                                                                       =======
Fannie Mae 0.0%
     7.038% due 10/01/2024 (d)                              193            202
                                                                       -------
Federal Housing Administration 0.0%
     7.430% due 12/01/2020                                  289            286
                                                                       -------
Total Mortgage-Backed Securities                                        12,723
                                                                       =======
(Cost $12,661)


  ASSET-BACKED SECURITIES 0.4%

AFC Home Equity Loan Trust
     2.070% due 03/25/2027 (d)                              118            118
American Residential Eagle Trust
     2.190% due 07/25/2029 (d)                            2,581          2,587
Asset Backed Securities Home Equity Corp.
     2.270% due 06/21/2029 (d)                            1,213          1,216
Conseco Finance
     7.890% due 07/15/2018                                2,000          2,055
     8.170% due 12/15/2025                                2,000          2,097
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                  750            801
Conseco Finance Securitization
     8.480% due 12/01/2031                                3,000          3,225
EQCC Home Equity Loan Trust
     2.100% due 03/20/2029  (d)                             119            119
SallieMae
     4.143% due 07/25/2004  (d)                              13             13
     4.173% due 10/25/2004  (d)                               5              5
     3.612% due 04/25/2006  (d)                             613            614
     4.373% due 01/25/2007  (d)                             144            144
  USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                   54             54
                                                                       -------
Total Asset-Backed                                                      13,048
 Securities                                                            =======
(Cost $12,884)

  SOVEREIGN ISSUES 0.0%

United Mexican States
     0.000% due 06/30/2003  (d)                             718              4
                                                                       -------
Total Sovereign Issues                                                       4
                                                                       =======
(Cost $0)

  FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%

Caisse D'amort Dette Soc (g)
     3.800% due 07/25/2006                          EC    5,174          4,593
Commonwealth of New Zealand
     4.500% due 02/15/2016                          N$   34,200         16,295
Republic of France (g)
     3.000% due 07/25/2012                          EC   27,529         23,458
                                                                       -------
Total Foreign Currency-Denominated Issues                               44,346
                                                                       =======
(Cost $44,806)

  CONVERTIBLE BONDS & NOTES 0.1%

Utilities 0.1%
Nabors Industries, Inc.
     0.000% due 06/20/2020                             $  5,000          3,288
                                                                       -------
Total Convertible Bonds & Notes                                          3,288
                                                                       =======
(Cost $3,175)

  SHORT-TERM INSTRUMENTS 1.3%

Commercial Paper 0.8%
Fannie Mae
     1.750% due 05/08/2002  (b)                              70             70
     2.040% due 09/11/2002                                6,000          5,941
UBS Finance, Inc.
     1.850% due 04/01/2002                               19,500         19,500
                                                                        ------
                                                                        25,511
                                                                        ======
Repurchase Agreement 0.4%
State Street Bank
     1.550% due 04/01/2002                               13,204         13,204
                                                                       -------
(Dated 03/28/2002. Collateralized by U.S. Treasury
     Bond 8.500% due 02/15/2020 valued at $13,474.
     Repurchase proceeds are $13,206.)

U.S. Treasury Bills 0.1%

     1.727% due 05/02/2002 (b)(i)                         3,465          3,460
                                                                        ------
Total Short-Term Instruments                                            42,175
                                                                        ======
(Cost $42,178)

Total Investments (a) 111.5%                                        $3,720,662
(Cost $3,730,746)

Other Assets and Liabilities (Net) (11.5%)                            (382,160)
                                                                    ----------
Net Assets 100.0%                                                   $3,338,502
                                                                    ==========

140 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,731,778 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.                   $  7,082

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                    (18,198)
                                                                       --------
Unrealized depreciation-net                                            $(11,116)
                                                                       ========

(b) Securities with an aggregate market value of $3,052 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:
                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                           24       $     64
U.S. Treasury 30 Year Bond (06/2002)                           9             18
Eurodollar September Futures (09/2002)                     3,211         (1,340)
Eurodollar June Futures (06/2003)                            378            399
                                                                       --------
                                                                       $   (859)
                                                                       ========
(c) Swap agreements outstanding at March 31, 2002:
                                                         Notional     Unrealized
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470%
and pay a fixed rate equal to 7.750%.
Broker: Morgan Stanley
Exp. 06/15/2005                                           $10,000      $   (733)
Receive floating rate based on 3-month LIBOR plus 0.500%
and pay a fixed rate equal to 7.600%.
Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                             5,000          (235)
Receive floating rate based on 3-month LIBOR plus 1.000%
and pay to the counterparty the notional amount of $5,000
in exchange for shares of Nabors Industries, Inc. due
6/20/2020 when the convertible debentures mature.
Broker: Morgan Stanley
Exp. 06/20/2003                                             3,042          (262)
Receive floating rate based on 3-month LIBOR
and pay a fixed rate equal to 6.000%.
Broker: Bank of America
Exp. 06/15/2003                                            15,900          (132)
Receive a fixed rate equal to 0.410% and the Fund
will pay to the counterparty at par in the event of
default of Time Warner, Inc. 7.750% due 06/15/2005.
Broker: Goldman Sachs
Exp. 11/10/2002                                             1,000            (3)
                                                                       --------
                                                                       $ (1,365)
                                                                       --------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:
                             Principal
                                Amount                                Unrealized
                            Covered by       Settlement            Appreciation/
Type        Currency          Contract            Month           (Depreciation)
--------------------------------------------------------------------------------
Sell              EC            24,613          04/2002                $    117
Sell              JY            78,994          04/2002                       7
Sell              N$            36,053          04/2002                    (807)
                                                                       --------
                                                                       $   (683)
                                                                       ========

(f) Principal amount denoted in indicated currency:

          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Security, or a portion thereof, subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                        Coupon
Type                      (%)       Maturity       Par      Value      Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Bond       6.250    05/15/2030       14,400   $  14,970  $ 15,047
U.S. Treasury Note       3.625    07/15/2002      274,893     279,575   278,946
U.S. Treasury Note       5.250    08/15/2003       73,100      75,193    75,062
U.S. Treasury Note       4.625    05/15/2006        8,600       8,569     8,587
                                                            -------------------
                                                            $ 378,307  $377,642
                                                            ===================

(k) Security is in default.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 141

Schedule of Investments
Real Return Fund II
March 31, 2002
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 106.1%
Treasury Inflation Protected Securities (c)
     3.875% due 01/15/2009 (b)                              $ 10,798    $11,217
     3.875% due 04/15/2029                                     5,386      5,724
                                                                        -------
Total U.S. Treasury Obligations                                          16,941
                                                                        -------
(Cost $17,047)

SHORT-TERM INSTRUMENTS 6.9%

Commercial Paper 6.2%
Fannie Mae
     2.040% due 09/11/2002                                     1,000        990
                                                                        -------
Repurchase Agreement 0.7%
State Street Bank
     1.550% due 04/01/2002                                       113        113
                                                                        -------
     (Dated 03/28/2002. Collateralized by Fannie Mae
     3.500% due 10/01/2003 valued at $117.
     Repurchase proceeds are $113.)

Total Short-Term Instruments                                              1,103
                                                                        =======
(Cost $1,104)

Total Investments (a) 113.0%                                            $18,044
(Cost $18,151)

Other Assets and Liabilities (Net) (13.0%)                               (2,075)
                                                                        -------
Net Assets 100.0%                                                       $15,969
                                                                        =======
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $18,151 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $     0

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
costover value.                                                            (107)
                                                                        -------
Unrealized depreciation-net                                             $  (107)
                                                                        =======

(b) Security, or a portion thereof, subject to financing transaction.

(c) Principal amount of security is adjusted for inflation.

142 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Real Return Asset Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 3.5%

Banking & Finance  3.5%
Atlas Reinsurance PLC
    8.650% due 04/07/2005 (d)                            $     250    $     250
Ford Motor Credit Co.
    2.155% due 07/18/2005 (d)                                  500          473
                                                                      ---------
Total Corporate Bonds & Notes                                               723
                                                                      =========
(Cost $722)

   U.S. TREASURY OBLIGATIONS 108.9%

Treasury Inflation Protected Securities (c)
3.875% due 01/15/2009                                        2,160        2,243
3.625% due 04/15/2028 (f)                                    6,569        6,691
3.875% due 04/15/2029 (f)                                    5,386        5,724
3.375% due 04/15/2032                                        7,981        7,925
                                                                      ---------
Total U.S. Treasury Obligations                                          22,583
                                                                      =========
(Cost $23,012)

   SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 2.4%
UBS Finance, Inc.
    1.850% due 04/01/2002                                      500          500
                                                                      ---------

Repurchase Agreement 0.0%
State Street Bank
    1.550% due 04/01/2002                                        2            2
                                                                      ---------
    (Dated 03/28/2002. Collateralized by Fannie Mae
    3.300% due 10/10/2003 valued at $5.
    Repurchase proceeds are $2.)

U.S. Treasury Bills 0.2%
    1.700% due 05/02/2002 (b)(e)                                50           50
                                                                      ---------
Total Short-Term Instruments                                                552
                                                                      =========
(Cost $552)

Total Investments (a) 115.0%                                          $  23,858
(Cost $24,286)

Other Assets and Liabilities (Net) (15.0%)                               (3,111)
                                                                      ---------
Net Assets 100.0%                                                     $  20,747
                                                                      =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $24,286 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $      38

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (466)
                                                                      ---------
Unrealized depreciation-net                                           $    (428)
                                                                      ---------

(b) Securities with an aggregate market value of $50
have been segregated with the custodian to cover
margin requirements for the following open futures
contracts at March 31, 2002:
                                                           # of      Unrealized
Type                                                  Contracts    Appreciation
-------------------------------------------------------------------------------
Dow Jones AIG Index (04/2002)                                 1       $       0
Goldman Sachs Commodity Index (04/2002)                       1               1
                                                                      ---------
                                                                      $       1
                                                                      =========

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Security, or a portion thereof, subject to financing transaction.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)       Maturity       Par       Value      Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Note     3.625      07/15/2002     1,659   $  1,687      $  1,683
                                                         ----------------------

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 143

Schedule of Investments
Foreign Bond Fund
March 31, 2002
                                                         Principal
                                                            Amount       Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
   AUSTRALIA (e)(f) 1.1%

Commonwealth of Australia
    10.000% due 10/15/2007 (i)                     A$          750    $     472
Homeside Mortgage Securities Trust
    2.580% due 01/20/2027 (d)                       $        1,949        1,949
Medallion Trust
    2.061% due 07/12/2031 (d)                                3,572        3,572
Rams Mortgage Corporation Ltd.
    3.651% due 09/26/2032 (d)                      EC          908          792
Torrens Trust
    2.160% due 07/15/2031 (d)                       $        1,888        1,890
                                                                      ---------
Total Australia                                                           8,675
                                                                      =========
(Cost $8,689)

   BELGIUM (e)(f) 1.9%

Kingdom of Belgium
    9.000% due 03/28/2003                          EC            5            5
    7.000% due 11/21/2004 (d)                              183,200        4,163
    7.500% due 07/29/2008 (i)                               10,500       10,264
                                                                      ---------
Total Belgium                                                            14,432
                                                                      =========
(Cost $17,160)

   BRAZIL 0.6%

Republic of Brazil
    3.187% due 04/15/2006 (d)                       $        5,120        4,743
                                                                      ---------
Total Brazil                                                              4,743
                                                                      =========
(Cost $4,678)

   CANADA (e)(f) 0.5%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                          C$        3,440        2,157
Commonwealth of Canada
    5.250% due 09/01/2003                                      640          408
    5.500% due 06/01/2010                                    1,800        1,110
                                                                      ---------
Total Canada                                                              3,675
                                                                      =========
(Cost $3,986)

   CAYMAN ISLANDS (e)(f) 1.3%

International Credit Recovery-Japan
    0.039% due 08/25/2005 (d)                      JY       15,334          116
    0.475% due 08/25/2005 (d)                               50,000          376
    0.375% due 05/22/2006 (d)                              230,605        1,683
MBNA Master Credit Card Trust
    3.494% due 05/19/2004 (d)                      EC        8,100        7,060
SHL Corp. Ltd.
    0.483% due 12/25/2024 (d)                      JY       19,451          147
    0.800% due 12/25/2024 (d)                               76,000          573
                                                                      ---------
Total Cayman Islands                                                      9,955
                                                                      =========
(Cost $11,882)

   DENMARK (e)(f) 0.8%

Nykredit
    6.000% due 10/01/2029                          DK       29,261        3,301
Unikredit Realkredit
    6.000% due 07/01/2029                                   26,444        2,991
                                                                      ---------
Total Denmark                                                             6,292
                                                                      =========
(Cost $6,166)

   EGYPT 0.3%

Republic of Egypt
    8.750% due 07/11/2011                           $        2,300        2,243
                                                                      ---------
Total Egypt                                                               2,243
                                                                      =========
(Cost $2,300)

   FRANCE (e)(f) 9.9%

France Telecom
    0.484% due 06/19/2003 (d)                      JY      700,000    $   4,932
Republic of France
    5.250% due 04/25/2008 (i)                      EC       47,000       41,423
    4.000% due 04/25/2009 (i)                                8,250        6,703
    4.000% due 10/25/2009 (i)                               30,070       24,274
                                                                      ---------
Total France                                                             77,332
                                                                      =========
(Cost $82,371)

   GERMANY (e)(f) 25.4%

Commerzbank AG
    3.811% due 10/25/2032 (d)                      EC        6,200        5,410
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                    3,590        3,036
    5.750% due 03/04/2009                                    3,560        3,162
DSL Bank
    7.250% due 08/07/2007 (d)                      BP        3,000        4,536
DT Hypothekenbank
    3.500% due 07/03/2006                          EC        7,000        5,754
Hypothekenbank in Essen AG
    5.500% due 02/20/2007                                    1,690        1,492
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                    3,240        2,865
Landesbank Rheinland-Pfalz
    4.750% due 04/04/2008                                    5,330        4,523
Republic of Germany
    6.000% due 01/05/2006 (i)                               15,100       13,677
    4.500% due 08/18/2006 (i)                               28,800       24,733
    4.125% due 07/04/2008 (i)                                1,950        1,615
    4.500% due 07/04/2009 (i)                                5,785        4,841
    6.250% due 01/04/2024 (i)                               11,180       10,492
    6.500% due 07/04/2027 (i)                               75,260       73,054
    5.625% due 01/04/2028 (i)                                8,400        7,304
    6.250% due 01/04/2030 (i)                               19,700       18,685
    5.500% due 01/04/2031 (i)                               13,900       11,960
WestDeutsche Landesbank
    4.750% due 09/28/2007                                    1,630        1,390
                                                                      ---------
Total Germany                                                           198,529
                                                                      =========
(Cost $206,958)

   GREECE (e)(f) 0.2%

Hellenic Republic
    5.740% due 05/19/2003 (d)                      EC          293          252
    5.580% due  06/17/2003 (d)                                 315          279
    5.240% due 10/23/2003 (d)                                1,103          963
                                                                      ---------
Total Greece                                                              1,494
                                                                      =========
(Cost $2,228)

   IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
    3.604% due 04/30/2028 (d)                      EC        4,049        3,531
                                                                      ---------
Total Ireland                                                             3,531
                                                                      =========
(Cost $3,561)

   ITALY (e)(f) 9.2%

First Italian Auto Transaction
    3.935% due 07/01/2008 (d)                      EC       10,030        8,710
Republic of Italy
    7.750% due 11/01/2006 (i)                                5,700        5,527
    4.500% due 05/01/2009 (i)                               69,210       57,619
                                                                      ---------
Total Italy                                                              71,856
                                                                      =========
(Cost $75,898)

144 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
 MEXICO (e)(f) 0.8%

Bancomext Trust
   8.000% due 08/05/2003                               $       390  $       410
Petroleos Mexicanos
   8.850% due 09/15/2007                                     1,040        1,126
   9.375% due 12/02/2008                                     1,290        1,425
United Mexican States
   8.750% due 05/30/2002                              BP       960        1,374
  10.375% due 01/29/2003                              EC     2,575        1,200
   4.000% due 03/11/2004                              JY   130,000          978
                                                                    -----------
Total Mexico                                                              6,513
                                                                    ===========
(Cost $6,808)

 NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
   4.500% due 02/15/2016                              N$    13,430        6,399
                                                                    -----------
Total New Zealand                                                         6,399
                                                                    ===========
(Cost $7,509)

 PANAMA 0.2%
Republic of Panama
   9.625% due 02/08/2011                               $     1,600        1,656
                                                                    -----------
Total Panama                                                              1,656
                                                                    ===========
(Cost $1,629)

 PERU 0.7%

Republic of Peru
   9.125% due 02/21/2012                               $     3,500        3,460
   4.500% due 03/07/2017                                     2,079        1,674
                                                                    -----------
Total Peru                                                                5,134
                                                                    ===========
(Cost $5,096)

 SOUTH KOREA (e)(f) 0.3%

KBC Bank Fund Trust IV
   8.220% due 11/29/2049                              EC     2,800        2,595
                                                                    -----------
Total South Korea                                                         2,595
                                                                    ===========
(Cost $2,673)

 SPAIN (e)(f) 4.0%

Hipotebansa V. Hipotecaria
   3.496% due 01/18/2018 (d)                          EC     3,892        3,399
   3.506% due 07/18/2022 (d)                                 3,861        3,355
Kingdom of Spain
   5.150% due 07/30/2009 (i)                                28,430       24,598
                                                                    -----------
Total Spain                                                              31,352
                                                                    ===========
(Cost $35,092)

 SUPRANATIONAL (e)(f) 2.0%

Eurofima
   4.750% due 07/07/2004 (i)                          SK    60,900        5,772
European Investment Bank
   6.000% due 05/07/2003                              BP     3,250        4,683
   8.000% due 06/10/2003                                     3,250        4,787
                                                                    -----------
Total Supranational                                                      15,242
                                                                    ===========
(Cost $16,400)

 SWEDEN (e)(f) 0.3%

Kingdom of Sweden
   5.000% due 01/28/2009                              SK    27,000        2,525
                                                                    -----------
Total Sweden                                                              2,525
                                                                    ===========
(Cost $2,665)

 UNITED KINGDOM (e)(f) 4.2%

Abbey National Treasury Service PLC
   5.250% due 01/21/2004                              BP     2,670        3,792
Bauhaus Securities Ltd.
   3.701% due 10/30/2052 (d)                          EC     6,000        5,225
British Telecom PLC
   3.295% due 12/15/2003 (d)                           $    12,380       12,506
Core
   2.185% due 03/17/2009 (d)                                 2,015        2,006
Haus Ltd.
   3.641% due 12/14/2037 (d)                          EC     9,241        8,064
Lloyds TSB Capital
   7.375% due 02/07/2049                                       500          471
Ocwen Mortgage Loan Trust
   3.894% due 12/15/2031 (d)                                   780          682
                                                                    -----------
Total United Kingdom                                                     32,746
                                                                    ===========
(Cost $33,714)

 UNITED STATES (e)(f) 85.3%

Asset-Backed Securities 10.1%
Ace Securities Corp.
   2.220% due 11/25/2028 (d)                           $       168          169
Advanta Mortgage Loan Trust
   2.257% due 07/25/2026 (d)                                   159          159
AFC Home Equity Loan Trust
   2.070% due 03/25/2027 (d)                                   471          471
Amresco Residential Securities Mortgage Loan Trust
   2.370% due 06/25/2029 (d)                                 5,881        5,889
Argentina Funding Corp.
   2.161% due 05/20/2003 (d)                                 1,000        1,002
Asset Backed Securities Home Equity Corp.
   2.267% due 03/15/2032 (d)                                 2,552        2,562
Bank One Auto Grantor Trust
   6.290% due 07/20/2004                                       102          102
Bayview Financial Acquisition Trust
   2.240% due 11/25/2030 (d)                                 6,000        6,022
Bear Stearns Asset Backed Securities, Inc.
   2.300% due 10/25/2032 (d)                                 1,784        1,790
CDC Mortgage Capital Trust
   2.100% due 01/10/2032 (d)                                 8,914        8,911
Conseco Finance
   2.270% due 10/15/2031 (d)                                   592          594
CS First Boston Mortgage Securities Corp.
   2.160% due 12/15/2030 (d)                                 7,049        7,050
   2.250% due 08/25/2031 (d)                                   382          383
EQCC Home Equity Loan Trust
   2.151% due 03/20/2030 (d)                                   238          238
First Alliance Mortgage Loan Trust
   2.131% due 12/20/2027 (d)                                   140          140
GMAC Mortgage Corp. Loan Trust
   2.100% due 11/18/2015 (d)                                   415          415
Green Tree Floorplan Receivables Master Trust
   2.180% due 11/15/2004 (d)                                 2,500        2,502
Home Loan Trust
   5.074% due 01/25/2014                                       822          821
Indymac Home Equity Loan Asset-Backed Trust
   6.200% due 06/25/2025                                       290          292
Irwin Home Equity Loan Trust
   1.980% due 11/25/2011 (d)                                 5,252        5,256
Long Beach Auto Receivables Trust
   3.114% due 03/13/2005                                     3,900        3,838
Mesa Trust Asset Backed Certificates
   2.442% due 11/25/2031 (d)                                 5,356        5,356
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                 2,720        2,728
Option One Mortgage Loan Trust
   2.180% due 04/25/2030 (d)                                   440          440
Provident Bank Equipment Lease Trust
   2.407% due 11/25/2011 (d)                                   977          980
Providian Gateway Master Trust
   2.120% due 03/15/2007 (d)                                13,300       13,313
Providian Home Equity Loan Trust
   2.140% due 06/25/2025 (d)                                 2,008        2,001

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 145

Foreign Bond Fund
March 31, 2002
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII
   2.320% due 11/15/2029 (d)                           $     1,139  $     1,143
   2.190% due 02/25/2030 (d)                                 4,181        4,189
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                       146          147
                                                                    -----------
                                                                         78,903
                                                                    ===========
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                              EC       835          685
Finmeccanica SpA
   2.000% due 06/08/2005                                       544          463
Hellenic Finance
   2.000% due 07/15/2003                                     1,600        1,412
                                                                    -----------
                                                                          2,560
                                                                    ===========
Corporate Bonds & Notes 9.2%
Allegheny Energy Supply
   3.030% due 05/01/2002 (d)                           $     2,900        2,900
AT&T Corp.
   4.852% due 11/21/2003 (d)                          EC    10,600        9,107
CIT Group, Inc.
   2.325% due 04/07/2003 (d)                           $       638          632
DaimlerChrysler North America Holding Corp.
   2.180% due 08/23/2002 (d)                                 3,900        3,895
Ford Motor Co.
   7.450% due 07/16/2031                                       200          181
Ford Motor Credit Co.
   2.200% due 06/20/2003 (d)                                 5,200        5,103
   1.000% due 12/22/2003                              JY   107,000          762
   2.120% due 07/19/2004 (d)                           $     2,800        2,684
   1.200% due 02/07/2005                              JY   619,000        4,356
General Electric Finance Assurance
   1.600% due 06/20/2011                                   520,000        3,750
General Motors Acceptance Corp.
   2.050% due 02/14/2003 (d)                           $     3,900        3,868
   2.010% due 08/18/2003 (d)                                 4,790        4,719
   2.120% due 07/21/2004 (d)                                 5,100        4,975
General Motors Corp.
   1.250% due 12/20/2004                              JY   208,000        1,490
J.P. Morgan & Co., Inc.
   1.574% due 02/15/2012 (d)                           $     4,670        4,381
Merrill Lynch & Co.
   2.201% due 05/21/2004 (d)                                 6,710        6,717
MGM Mirage, Inc.
   6.950% due 02/01/2005                                       180          179
Morgan Stanley Tracers
   7.201% due 09/15/2011 (d)                                   280          284
Pfizer, Inc.
   0.800% due 03/18/2008                              JY   637,000        4,655
Protective Life Funding Trust
   2.120% due 01/17/2003 (d)                           $     1,200        1,203
Redwood Capital II Ltd.
   5.018% due 01/01/2004                                     2,500        2,500
Salomon Smith Barney Holdings, Inc.
   2.236% due 02/11/2003 (d)                                   400          401
Sprint Capital Corp.
   5.875% due 05/01/2004                                       690          662
Williams Cos., Inc.
   2.745% due 07/31/2002 (d)                                 1,600        1,576
   6.200% due 08/01/2002                                       200          200
                                                                    -----------
                                                                         71,180
                                                                    ===========
Mortgage-Backed Securities 26.2%
Amortizing Residential Collateral Trust
   2.020% due 09/25/2030 (d)                                   815          815
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                       275          270
Bear Stearns Adjustable Rate Mortgage Trust
   5.868% due 02/25/2031 (d)                                 1,623        1,627
   6.912% due 02/25/2031 (d)                                 2,542        2,553
   6.184% due 12/25/2031 (d)                                 3,118        3,133
   6.299% due 01/25/2032 (d)                                11,276       11,273
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                       924          936
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                       798          802
   6.500% due 03/25/2029                                       140          137
Crusade Global Trust
   2.230% due 05/15/2021 (d)                                 8,379        8,403
Fannie Mae
   5.500% due 04/16/2017 (d)                                63,550       61,882
   6.000% due 05/16/2017                                    36,100       35,829
   6.527% due 07/01/2021 (d)                                   227          235
   6.355% due 11/01/2022 (d)                                   366          379
   6.213% due 01/01/2023 (d)                                   651          676
   6.306% due 08/01/2023 (d)                                   651          673
   6.690% due 12/01/2030 (d)                                 1,808        1,869
Freddie Mac
   6.000% due 03/15/2008                                         1            1
   5.750% due 09/15/2010                              EC     1,600        1,416
   5.125% due 01/15/2012                                     1,700        1,436
   9.050% due 06/15/2019                               $        37           38
   6.609% due 06/01/2022 (d)                                   873          883
   6.449% due 08/01/2022 (d)                                   332          340
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                       500          510
Government National Mortgage Association
   6.625% due 11/20/2021 (d)                                   293          301
   7.375% due 05/20/2022 (d)                                    31           32
   6.750% due 07/20/2022 (d)                                   319          327
   6.750% due 09/20/2022 (d)                                   189          193
   6.375% due 05/20/2023 (d)                                   347          356
   6.750% due 07/20/2023 (d)                                   152          156
   6.750% due 07/20/2023 (d)                                   311          319
   6.750% due 08/20/2023 (d)                                   136          139
   6.750% due 09/20/2023 (d)                                   852          874
   6.750% due 09/20/2023 (d)                                   370          380
   6.625% due 10/20/2023 (d)                                 1,494        1,535
   6.375% due 04/20/2024 (d)                                   856          878
   6.625% due 10/20/2024 (d)                                   118          121
   6.375% due 04/20/2025 (d)                                   106          108
   6.750% due 07/20/2025 (d)                                 1,760        1,803
   6.750% due 09/20/2025 (d)                                   376          385
   6.625% due 12/20/2025 (d)                                   153          157
   6.375% due 05/20/2026 (d)                                   943          966
   6.750% due 09/20/2026 (d)                                   297          304
   6.375% due 04/20/2027 (d)                                   795          813
   6.750% due 08/20/2027 (d)                                   947          969
   6.375% due 04/20/2028-05/20/2028 (d)(g)                   1,093          638
   6.000% due 10/15/2028-05/20/2030 (d)(g)                  17,289        9,780
   5.250% due 04/20/2030-05/20/2030 (d)(g)                  11,550        8,635
J.P. Morgan Commercial Mortgage Finance Corp.
   6.465% due 11/15/2035                                    10,100       10,136
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                                     3,974        3,990
   6.800% due 05/25/2024                                       513          470
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                     1,406        1,233
   2.386% due 05/12/2032 (d)                                 6,692        6,703
Small Business Investment Cos.
   6.640% due 02/10/2011                                     4,396        4,472
   6.344% due 08/10/2011                                     5,947        5,929
Structured Asset Mortgage Investments, Inc.
   6.576% due 06/25/2029 (d)                                 2,329        2,297
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031 (d)                                 1,300        1,293
Washington Mutual, Inc.
   5.280% due 12/25/2040 (d)                                 1,975        1,994
                                                                    -----------
                                                                        204,802
                                                                    ===========
Municipal Bonds & Notes 0.2%
Chicago, Illinois Board of Education General Obligation
Bonds, (FSA Insured), Series 2001 5.000% due 12/01/2031        300          278

Chicago, Illinois Water Revenue Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                              200          188

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                              200          186

146 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount        Value
                                                       (000s)       (000s)
--------------------------------------------------------------------------

Maryland State
Health and Education Facilities Authority
Revenue Bonds, Series 2001 5.000%
due 07/01/2041                                  $         300   $      279

Massachusetts State Turnpike Authority Metro
Highway System Revenue Bonds, (MBIA Insured),
Series 2001 8.740% due 01/01/2037 (d)                     500          418
                                                                ----------
                                                                     1,349
                                                                ==========
U.S. Government Agencies 3.2%
Fannie Mae
   4.760% due 12/26/2003                                7,400        7,446
Federal Home Loan Bank
   5.665% due 03/22/2006                                3,200        3,269
   5.660% due 04/26/2006                                1,200        1,225
Resolution Funding Corp.
   0.000% due 10/15/2020                               16,100        4,789
   0.000% due 01/15/2021                               29,000        8,494
                                                                ----------
                                                                    25,223
                                                                ==========
U.S. Treasury Obligations 35.3%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                            5,197        5,285
   3.625% due 01/15/2008                               19,292       19,805
   3.875% due 01/15/2009                                2,376        2,468
   3.625% due 04/15/2028                                4,818        4,907
   3.875% due 04/15/2029                                3,555        3,778
U.S. Treasury Bonds
  11.250% due 02/15/2015 (i)                           24,400       36,337
   8.125% due 08/15/2019                               86,000      105,327
   6.250% due 08/15/2023                               15,000       15,365
   6.625% due 02/15/2027                               25,900       27,851
   5.375% due 02/15/2031 (i)                           50,000       46,885
U.S. Treasury Strips
   0.000% due 11/15/2015                               17,000        7,388
                                                                ----------
                                                                   275,396
                                                                ==========
                                                       Shares
Preferred Security 0.8%
DG Funding Trust
   4.159% due 12/29/2049 (d)                              640        6,592
                                                                ----------
Total United States                                                666,005
(Cost $677,827)                                                 ==========

 PURCHASED CALL OPTIONS 0.3%                        Principal
                                                       Amount
Eurodollar December Futures (CME)                      (000s)
   Strike @ 96.250 Exp. 12/16/2002              $     595,000          498
Eurodollar March Futures (CME)
   Strike @ 95.750 Exp. 03/17/2003                  1,359,000        1,240
Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                    490,000          594
U.S. Treasury Bond June Futures (OTC)
   Strike @ 104.00 Exp. 05/24/2002                     34,800           54
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
   Strike @ 117.000 Exp. 04/04/2002                   100,000            0
                                                                ----------
Total Purchased Call Options                                         2,386
(Cost $3,342)                                                   ==========

 PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
   Strike @ 100.000 Exp. 06/03/2002             EC     56,900   $        0
Euro-Bobl June Futures (OTC)
   Strike @ 97.500 Exp. 06/03/2002                    170,000            0
Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/30/2002              $     587,000            4
Eurodollar September Futures (CME)
   Strike @ 92.750 Exp. 09/16/2002                     68,000            0
Fannie Mae (OTC)
   6.000% due 02/13/2032                              107,000            0
   Strike @ 86.140 Exp. 05/06/2002
Interest Rate Swap (OTC)
   7.500% due 05/04/2032
   Strike @ 7.500 Exp. 04/29/2002               $      11,200   $        0
Japanese Government Bond June Futures (OTC)
   Strike @ 124.500 due 06/03/2002              JY 20,500,000            0
Japanese Government Bond (OTC)
   1.200% due 06/20/2011
   Strike @ 100.500 Exp. 04/30/2002                   420,000           51
Republic of France (OTC)
   5.250% due 04/25/2008
   Strike @ 93.500 Exp. 06/03/2002              EC     85,400            0
Republic of Germany (OTC)
   4.500% due 08/18/2006
   Strike @ 92.500 Exp. 06/03/2002                    151,700            0
U.S. Treasury Bond (OTC)
   8.125% due 08/15/2019
   Strike @ 92.000 Exp. 05/01/2002              $      49,500            0
                                                                ----------
Total Purchased Put Options                                             55
(Cost $602)                                                     ==========

 SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 1.8%
BP Amoco Capital PLC
   1.850% due 04/01/2002                                5,000        5,000
Fannie Mae
   1.750% due 05/08/2002 (b)                            2,750        2,745
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                              485          484
Sprint Capital Corp.
   3.480% due 05/09/2002                                1,000          996
UBS Finance, Inc.
   1.850% due 04/01/2002                                5,000        5,000
                                                                ----------
                                                                    14,225
                                                                ==========
Repurchase Agreement 0.3%
State Street Bank
   1.550% due 04/01/2002                                2,161        2,161
                                                                ----------
(Dated 03/28/2002. Collateralized by U.S. Treasury
Bonds 8.500% due 02/15/2020 valued at $2,206.
Repurchase proceeds are $2,161.)

U.S. Treasury Bills 0.5%
   1.550% due 05/02/2002 (b)                            4,270        4,264
                                                                ----------
Total Short-Term Instruments                                        20,650
                                                                ==========
(Cost $20,650)

Total Investments (a) 153.2%                                    $1,196,015
(Cost $1,239,884)

Written Options (c) (0.6%)                                          (4,288)
(Premiums $8,915)

Other Assets and Liabilities (Net) (52.6%)                        (411,364)
                                                                ----------
Net Assets 100.0%                                               $  780,363
                                                                ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,240,144 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                  $    2,854

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                   (46,983)
                                                                ----------
Unrealized depreciation-net                                     $  (44,129)
                                                                ==========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 147

Foreign Bond Fund
March 31, 2002

(b) Securities with an aggregate market value of $11,527 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                            2,257       $ (2,032)
Government of Japan 10 Year Note (06/2002)                   190          1,527
United Kingdom 90 Day LIBOR Futures (06/2002)                 72            (88)
United Kingdom 90 Day LIBOR Futures (12/2002)                 70            (25)
U.S. Treasury 5 Year Note (06/2002)                          200             63
U.S. Treasury 10 Year Note (06/2002)                         785            (39)
U.S. Treasury 30 Year Bond (06/2002)                          42            213
Eurodollar December Futures (12/2002)                          3              0
Eurodollar March Futures (03/2003)                           272            (17)
                                                                       --------
                                                                       $   (398)
                                                                       ========
(c) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium     Value
-------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.175 Exp. 10/04/2004               84,000,000    $ 2,493   $   636

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003               18,800,000        874       381

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003               18,800,000        874     1,323

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.650 Exp. 11/19/2003               30,700,000      1,042       405

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500 Exp. 04/29/2002               16,000,000        362         0

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005               48,700,000      1,071       573

Call - CME Eurodollar June Futures
   Strike @ 97.250 Exp. 06/17/2002                     595        447       417

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                    568        638        44

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 109.000 Exp. 05/25/2002                    453        282        21

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 106.000 Exp. 05/25/2002                    646        628       162

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 101.000 Exp. 05/25/2002                    453        204       326
                                                              -----------------
                                                              $ 8,915   $ 4,288
                                                              =================

(d) Variable rate security. Rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                            Principal
                                               Amount                 Unrealized
                                           Covered by Settlement   Appreciation/
Type                   Currency              Contract      Month  (Depreciation)
--------------------------------------------------------------------------------
Buy                          A$                 5,160    05/2002    $        15
Sell                                              984    05/2002            (13)
Buy                          BP                   294    05/2002             (1)
Sell                                           15,819    05/2002            (13)
Buy                          C$                 3,440    04/2002              0
Sell                                            6,350    04/2002             10
Buy                                             6,730    05/2002            (40)
Sell                         DK                57,839    06/2002             33
Buy                          EC                30,550    04/2002           (214)
Sell                                          171,259    04/2002            867
Buy                         HK$                20,725    04/2002              0
Buy                          JY             3,254,328    04/2002            172
Sell                                        9,299,056    04/2002            717
Sell                         N$                14,985    04/2002           (335)
Sell                         SF                25,328    04/2002            204
Buy                          SK                   224    04/2002              0
Sell                                           35,846    04/2002             (7)
Buy                          SR                22,852    04/2002             30
                                                                    -----------
                                                                    $     1,425
                                                                    ===========

(f) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       BP - British Pound
       C$ - Canadian Dollar
       DK - Danish Krone
       EC - Euro
      HK$ - Hong Kong Dollar
       JY - Japanese Yen
       N$ - New Zealand Dollar
       SF - Swiss Franc
       SK - Swedish Krona
       SR - South Africa Rand

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security, or a portion thereof, subject to financing transaction.

(j) Swap agreements outstanding at March 31, 2002:


                                                                               Unrealized
                                                                Notional    Appreciation/
Type                                                              Amount   (Depreciation)
----------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                           JY   6,290,000           $ (46)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                                2,820,000             232

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                           EC      21,600             (17)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                           BP       4,500             160

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                           C$      64,300             166

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                           JY   1,776,000            (880)

148 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

--------------------------------------------------------------------------------
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 03/15/2031                                       EC   14,100     $   (347)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                            89,700        2,036

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                            18,500          (46)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                       H$  419,000       (1,103)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                        $   53,700        1,025

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                             9,500          112

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                       H$   73,800          (97)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                       BP   30,200          (18)

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                            30,900          163

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                            25,900         (110)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2004                                             3,900           23

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                            11,000          (79)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                       BP   53,370          265

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                        $   18,200          217

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                       EC    4,000         (139)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                             7,300          930

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                       EC   20,300          735

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 12/15/2031                                             8,000          425

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                             7,200           37

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                            34,700           67

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                            27,700          (49)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                            22,100         (109)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                            33,600         (590)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                            58,200          448

               See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  149

Foreign Bond Fund
March 31, 2002

--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                   $     76,500      $       57

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                  JY  6,240,000             (15)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                 BP      13,400              19

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                         10,200              31

Pay total return on Lehman Intermediate Government Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                  $      34,400               0

Pay total return on Lehman Intermediate Government Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                         16,900               0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp.
6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                          5,000             (53)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                          6,700               1

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                          3,200               9

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                          2,400               7

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                          4,400              29

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                  $       4,400      $       15

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                            200               0

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due 07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                          5,400               2
                                                                    ----------
                                                                    $    3,513
                                                                    ==========

                                            Fixed       Notional      Unrealized
Type                                   Spread (%)         Amount    Appreciation
-------------------------------------  ------------    ---------   -------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Bank of America
Exp. 08/30/2002                            0.6400         37,600        $    111

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 05/15/2002                            0.6285        187,000             315

Receive a fixed spread and pay On-The-Run 5-year
Swap Spread. The On-The-Run 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/30/2002                            0.6000        103,700             128
                                                                      ----------
                                                                      $      554
                                                                      ==========

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:

                            Coupon
Type                           (%)     Maturity         Par               Value      Proceeds
---------------------------------------------------------------------------------------------
Government of Japan          1.200      6/20/11   2,300,000       JY     17,159    $   16,332
Republic of Venezuela        2.875     12/18/07       6,000       $       4,918         4,915
U.S. Treasury Note           3.500     11/15/06      47,900              45,318        45,250
U.S. Treasury Note           5.625      5/15/08      33,200              34,021        34,476
U.S. Treasury Note           4.750     11/15/08      46,600              45,417        46,310
U.S. Treasury Note           5.500      5/15/09      79,300              80,310        80,428
U.S. Treasury Note           5.000      8/15/11       7,900               7,638         7,648
U.S. Treasury Bond           5.375      2/15/31      50,000              46,885        48,943
                                                                  ---------------------------
                                                                  $     281,666    $  284,302
                                                                  ===========================

150  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Global Bond Fund
March 31, 2002

                                                 Principal
                                                    Amount       Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
  AUSTRALIA (e)(f) 1.8%

Homeside Mortgage Securities Trust
     1.930% due 01/20/2027 (d)                  $    1,008     $ 1,008
Medallion Trust
     2.061% due 07/12/2031 (d)                       1,998       1,998
Rams Mortgage Corporation Ltd.
     3.651% due 09/26/2032 (d)                  EC      89          77
Superannuation Members Home Loans Global Fund
     2.255% due 06/15/2026 (d)                  $    1,414       1,417
Torrens Trust
     2.160% due 07/15/2031 (d)                         944         945
                                                             ---------
Total Australia                                                  5,445
(Cost $5,450)                                                =========

  AUSTRIA (e)(f) 0.2%

Republic of Austria
     5.500% due 01/15/2010                      EC     600         528
                                                             ---------
Total Austria                                                      528
(Cost $521)                                                  =========

  BELGIUM (e)(f) 1.0%

Kingdom of Belgium
     7.000% due 11/21/2004 (d)                  EC  95,900       2,179
     7.500% due 07/29/2008 (g)                         900         880
                                                             ---------
Total Belgiu                                                     3,059
(Cost $2,924)                                                =========

  BRAZIL 1.0%

Republic of Brazil
     3.188% due 04/15/2006 (d)                  $    3,186       2,952
                                                             ---------
Total Brazil                                                     2,952
(Cost $2,924)                                                =========

  CANADA (e)(f) 8.0%

Beneficial Canada, Inc.
     6.350% due 04/01/2002                      C$   1,460         915
Commonwealth of Canada
     6.000% due 09/01/2005 (g)                      16,000      10,284
     7.000% due 12/01/2006 (g)                       7,900       5,263
     7.250% due 06/01/2007 (g)                      11,000       7,419
     5.500% due 06/01/2010                           1,100         678
                                                             ---------
Total Canada                                                    24,559
(Cost $25,738)                                               =========


  CAYMAN ISLANDS (e)(f) 1.1%

International Credit Recovery-Japan
     0.040% due 08/25/2005 (d)                 JY    7,333          54
     0.496% due 08/25/2005 (d)                      20,000         150
     0.845% due 05/10/2006 (d)                     300,000       2,254
     1.200% due 06/20/2011                         873,000       6,513
SHL Corp. Ltd.
     0.500% due 12/25/2024 (d)                      25,249         190
     0.800% due 12/25/2024 (d)                     103,000         777
                                                             ---------
Total Cayman Islands                                             3,425
(Cost $3,769)                                                =========

  DENMARK (e)(f) 0.7%

Nykredit
     6.000% due 10/01/2029                     DK   14,669       1,655
Unikredit Realkredit
     6.000% due 07/01/2029                           3,425         387
                                                             ---------
Total Denmark                                                    2,042
(Cost $1,976)                                                =========

  EGYPT 0.2%

Republic of Egypt
     8.750% due 07/11/2011                     $       750         731
                                                             ---------
Total Egypt                                                        731
(Cost $750)                                                  =========

  FRANCE (e)(f) 9.4%

Republic of France
     4.000% due 04/25/2009 (g)                 EC    2,260   $   1,836
     4.000% due 10/25/2009 (g)                      16,080      12,980
     5.500% due 04/25/2010 (g)                      15,940      14,137
                                                             ---------
Total France                                                    28,953
(Cost $29,261)                                               =========

  GERMANY (e)(f) 20.0%

Commerzbank AG
     3.811% due 10/25/2032 (d)                 EC    3,700       3,229
Depfa Pfandbriefbank
     4.750% due 07/15/2008                             860         727
     5.750% due 03/04/2009                             860         764
DT Hypothekenbank
     3.500% due 07/03/2006                           4,000       3,288
Hypothekenbank in Essen AG
     5.500% due 02/20/2007                           1,350       1,192
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                           1,720       1,521
Landesbank Rheinland-Pfalz
     4.750% due 04/04/2008                           2,130       1,807
Republic of Germany
     6.000% due 01/05/2006 (g)                       4,000       3,623
     5.375% due 01/04/2010                             100          88
     6.250% due 01/04/2024 (g)                       4,000       3,754
     6.500% due 07/04/2027 (g)                      24,130      23,423
     5.630% due 01/04/2028 (g)                       3,600       3,130
     6.250% due 01/04/2030 (g)                       8,400       7,967
     5.500% due 01/04/2031 (g)                       7,200       6,195
WestDeutsche Landesbank
     4.750% due 09/28/2007                             860         733
                                                             ---------
Total Germany                                                   61,441
(Cost $64,457)                                               =========

  GREECE (e)(f) 0.7%

Hellenic Republic
     5.740% due 05/19/2003 (d)                 EC      440         378
     5.580% due 06/17/2003 (d)                         346         306
     5.240% due 10/23/2003 (d)                       1,595       1,392
                                                             ---------
Total Greece                                                     2,076
(Cost $2,793)                                                =========

  IRELAND (e)(f) 0.9%

Diageo Enterprises PLC
     3.431% due 12/19/2002 (d)                 EC    3,100       2,701
                                                             ---------
Total Ireland                                                    2,701
                                                             =========
(Cost $2,636)

  ITALY (e)(f) 6.6%

First Italian Auto Transaction
     3.599% due 07/01/2008 (d)                 EC    4,600       3,994
Republic of Italy
     4.750% due 07/01/2005                           6,690       5,837
     7.750% due 11/01/2006 (g)                       3,100       3,006
     4.500% due 05/01/2009 (g)                       4,150       3,455
     4.250% due 11/01/2009 (g)                       2,470       2,012
     5.500% due 11/01/2010 (g)                       2,350       2,070
                                                             ---------
Total Italy                                                     20,374
(Cost $20,564)                                               =========

  MEXICO (e)(f) 1.3%

Bancomext Trust
     8.000% due 08/05/2003                     $       180         189
Petroleos Mexicanos
     8.850% due 09/15/2007                             480         520
     9.375% due 12/02/2008                             650         718

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 151

Global Bond Fund
March 31, 2002

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
United Mexican States
     8.750% due 05/30/2002                           BP         150    $    215
    10.375% due 01/29/2003                           EC       3,654       1,703
     4.000% due 03/11/2004                           JY      73,000         567
                                                                       --------
Total Mexico                                                              3,912
                                                                       ========
(Cost $4,267)

   NEW ZEALAND (e)(f) 2.0%

Commonwealth of New Zealand
     5.500% due 04/15/2003                           N$       1,900         837
     4.500% due 02/15/2016                                   11,421       5,442
                                                                       --------
Total New Zealand                                                         6,279
                                                                       ========
(Cost $7,025)

   PERU 1.0%

Republic of Peru
     9.125% due 02/21/2012                            $       1,600       1,582
     4.500% due 03/07/2017 (d)                                1,683       1,355
                                                                       --------
Total Peru                                                                2,937
                                                                       ========
(Cost $ 2,917)

   SOUTH KOREA (e)(f) 0.1%

KBC Bank Fund Trust IV
     8.220% due 11/29/2049                           EC         500         463
                                                                       --------
Total South Korea                                                           463
                                                                       ========
(Cost $506)

   SPAIN (e)(f) 4.8%

Hipotebansa V. Hipotecaria
     3.497% due 01/18/2018 (d)                       EC       3,366       2,940
Kingdom of Spain
     4.950% due 07/30/2005 (g)                                6,480       5,683
     5.150% due 07/30/2009 (g)                                6,140       5,312
     4.000% due 01/31/2010 (g)                                  980         783
                                                                       --------
Total Spain                                                              14,718
                                                                       ========
(Cost $14,985)

   SUPRANATIONAL (e)(f) 2.2%

Asian Development Bank
     5.375% due 09/15/2003                           A$       2,300       1,234
Eurofima
     4.750% due 07/07/2004                           SK       4,700         445
European Investment Bank
     6.000% due 05/07/2003                           BP       1,600       2,305
     8.000% due 06/10/2003                                    1,000       1,473
     6.250% due 12/07/2008                                      800       1,174
                                                                       --------
Total Supranational                                                       6,631
                                                                       ========
(Cost $6,998)

   SWEDEN (e)(f) 0.6%

Kingdom of Sweden
     5.000% due 01/28/2009                           SK      20,200       1,889
                                                                       --------
Total Sweden                                                              1,889
                                                                       ========
(Cost $1,994)

   UNITED KINGDOM (e)(f) 6.4%

Abbey National Treasury Service PLC
     7.625% due 12/30/2002                           BP         250         363
     5.250% due 01/21/2004                                      150         213
Bauhaus Securities Ltd.
     3.701% due 10/30/2052 (d)                       EC       6,500       5,661
BG Transco Holdings PLC
     7.057% due 12/14/2009 (d)                       BP       1,060       1,507
British Telecom PLC
     3.295% due 12/15/2003 (d)                        $       2,600       2,626
Core
     3.459% due 01/16/2006 (d)                       EC         752         336
     2.185% due 03/17/2009 (d)                        $         198         197
Haus Ltd.
     3.641% due 12/14/2037 (d)                       EC       4,129    $  3,602
Holmes Financing PLC
     3.574% due 12/15/2025 (d)                                1,370       1,194
Lloyds TSB Bank PLC
     5.625% due 07/15/2049 (d)                                2,410       2,041
Ocwen Mortgage Loan Trust
     3.894% due 12/15/2031 (d)                                  845         739
RMAC PLC
     4.246% due 12/09/2032 (d)                       BP         637         908
Westlb Finance Curacao NV
     8.500% due 06/02/2003                                      110         162
                                                                       --------
Total United Kingdom                                                     19,549
                                                                       ========
(Cost $20,610)

  UNITED STATES (e)(f) 104.2%

Asset-Backed Securities 9.8%
AFC Home Equity Loan Trust
     2.210% due 12/22/2027 (d)                        $         442         443
Amresco Residential Securities Mortgage Loan Trust
     2.370% due 06/25/2029 (d)                                1,431       1,433
Argentina Funding Corp.
     2.161% due 05/20/2003 (d)                                  100         100
Auto Asset-Backed Securities Compartment
     3.581% due 10/28/2011 (d)                       EC       3,000       2,615
Bank One Auto Grantor Trust
     6.290% due 07/20/2004                            $          51          51
Bayview Financial Acquisition Trust
     2.240% due 11/25/2030 (d)                                2,100       2,108
Bear Stearns Asset Backed Securities, Inc.
     2.227% due 10/25/2032 (d)                                  892         895
CDC Mortgage Capital Trust
     2.100% due 01/10/2032 (d)                                3,198       3,196
Citibank Credit Card Master Trust
     5.750% due 07/16/2007                           EC       1,000         456
Conseco Finance
     2.270% due 10/15/2031 (d)                        $         455         457
CS First Boston Mortgage Securities Corp.
     2.160% due 12/15/2030 (d)                                1,896       1,896
GMAC Mortgage Corp. Loan Trust
     5.000% due 01/18/2005                           EC         800         679
     2.100% due 11/18/2015 (d)                        $         117         117
     2.290% due 11/18/2025 (d)                                1,569       1,573
Home Loan Trust
     5.074% due 01/25/2014                                      388         387
Indymac Home Equity Loan Asset-Backed Trust
     6.200% due 06/25/2025                                      115         116
Irwin Home Equity Loan Trust
     1.980% due  11/25/2011 (d)                               2,242       2,244
Marriott Vacation Club Owner Trust
     2.251% due 09/20/2017 (d)                                2,092       2,079
Novastar Home Equity Loan
     2.175% due 04/25/2028 (d)                                1,465       1,465
     2.030% due 08/25/2028 (d)                                  720         721
Provident Bank Equipment Lease Trust
     2.150% due 11/25/2011 (d)                                  488         490
Provident Bank Home Equity Loan Trust
     2.120% due 04/25/2029 (d)                                  332         329
Providian Gateway Master Trust
     2.120% due 03/15/2007 (d)                                4,900       4,905
Providian Home Equity Loan Trust
     2.190% due 06/25/2025 (d)                                  191         191
SallieMae
     2.364% due 10/25/2004 (d)                                    8           8
Sand Trust
     2.130% due 08/25/2032 (d)                                  978         976
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                       87          87
                                                                       --------
                                                                         30,017
                                                                       ========

152 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Convertible Bonds & Notes 0.7%
Axa
  2.500% due 01/01/2014                              EC        405     $    332
Finmeccanica SpA
  2.000% due 06/08/2005                                      1,538        1,310
Hellenic Finance
  2.000% due 07/15/2003                                        500          441
                                                                       --------
                                                                          2,083
                                                                       ========
Corporate Bonds & Notes 9.1%
Allegheny Energy Supply
  2.660% due 05/01/2002 (d)                           $      1,400        1,400
Associates Corp.of North America
  3.516% due 06/30/2003 (d)                          EC        800          697
AT&T Corp.
  4.852% due 11/21/2003 (d)                                  4,400        3,852
CIT Group, Inc.
  2.326% due 04/07/2003 (d)                           $        700          693
DaimlerChrysler North America Holding Corp.
  2.180% due 08/23/2002 (d)                                    960          959
Ford Motor Credit Co.
  2.300% due 06/20/2003 (d)                                    700          687
  1.000% due 12/22/2003                              JY     55,000          405
  2.120% due 07/19/2004 (d)                           $        300          288
  1.200% due 02/07/2005                              JY    326,000        2,370
  2.156% due 07/18/2005 (d)                           $      2,400        2,266
General Motors Acceptance Corp.
  9.000% due 10/15/2002                               $        640          656
  2.125% due 04/05/2004 (d)                                  1,210        1,182
  2.125% due 04/05/2004 (d)                                  1,200        1,173
  6.875% due 09/09/2004                              BP        730        1,041
  5.500% due 02/02/2005                              EC      2,500        2,170
  7.430% due 12/01/2021                               $        209          210
Household Finance Corp.
  2.284% due 08/06/2002 (d)                                    850          850
J.P. Morgan & Co., Inc.
  8.382% due 02/15/2012 (d)                                    760          713
Lehman Brothers Holdings, Inc.
  2.627% due 07/15/2002 (d)                                    500          501
Merrill Lynch & Co.
  2.201% due 05/21/2004 (d)                                    700          701
MGM Mirage, Inc.
  6.950% due 02/01/2005                                         80           80
Pfizer, Inc.
  0.800% due 03/18/2008                              JY    171,000        1,291
Protective Life Funding Trust
  2.120% due 01/17/2003  (d)                          $        600          601
Redwood Capital II Ltd.
  1.000% due 01/01/2004  (d)                                 1,000        1,000
Rollins Truck Leasing Co.
  8.250% due 05/01/2002                                      1,000        1,004
Salomon Smith Barney Holdings, Inc.
  4.405% due 10/21/2002  (d)                         BP         90          128
Sprint Capital Corp.
  5.875% due 05/01/2004                               $        280          269
Williams Cos., Inc.
  6.200% due 08/01/2002                                        650          649
                                                                       --------
                                                                         27,836
                                                                       ========
Mortgage-Backed Securities 31.9%
Bear Stearns Adjustable Rate Mortgage Trust
  5.850% due 02/25/2031  (d)                                   740          742
  6.184% due 12/25/2031  (d)                                 1,336        1,343
  6.299% due 01/25/2032  (d)                                 4,460        4,459
Chase Mortgage Finance Corp.
  6.550% due 08/25/2028                                        611          619
Citicorp Mortgage Securities, Inc.
  7.430% due 01/01/2024                                        190          188
  6.500% due 07/25/2028                                      1,120        1,126
  6.500% due 03/25/2029                                         60           59
Credit-Based Asset Servicing & Securitization
  2.107% due 01/25/2032  (d)                                   592          592
Crusade Global Trust
  2.230% due 05/15/2021  (d)                                 4,073        4,085
Fannie Mae
  7.000% due 01/01/2005                               $        303          312
  6.500% due 04/01/2009                                        264          273
 15.750% due 12/01/2011                                          4            5
  9.000% due 04/01/2016                                        158          171
  5.500% due 04/16/2017 (d)                                 19,000       18,501
  6.000% due 04/16/2017                                     11,000       10,959
  6.000% due 05/16/2017                                     26,100       25,904
  6.526% due 11/01/2023 (d)                                     79           82
  6.350% due 03/01/2024 (d)                                     65           66
Freddie Mac
  6.000% due 03/15/2008                                          1            1
  5.125% due 01/15/2012                              EC      2,800        2,365
  7.400% due 02/01/2021                               $      1,034        1,040
  6.902% due 05/01/2023 (d)                                    259          263
General Electric Capital Mortgage Services, Inc.
  6.250% due 07/25/2029                                        450          459
Government National Mortgage Association
 13.500% due 02/15/2011                                         10           11
  6.375% due 05/20/2022 (d)                                     16           16
  6.750% due 07/20/2022 (d)                                    156          160
  6.750% due 09/20/2022 (d)                                    206          212
  6.750% due 09/20/2022 (d)                                     90           92
  6.375% due 05/20/2023 (d)                                    205          210
  6.375% due 06/20/2023 (d)                                    161          164
  6.750% due 07/20/2023 (d)                                    173          177
  6.750% due 07/20/2023 (d)                                    147          151
  6.750% due 09/20/2023 (d)                                    110          113
  6.750% due 09/20/2023 (d)                                    296          304
  6.625% due 12/20/2023 (d)                                    175          179
  6.375% due 02/20/2024 (d)                                    969          989
  6.625% due 10/20/2024 (d)                                    103          105
  6.625% due 12/20/2025 (d)                                     76           78
  6.750% due 09/20/2026 (d)                                    119          122
  6.625% due 11/20/2026 (d)                                    159          163
  6.625% due 12/20/2026 (d)                                    208          213
  6.375% due 05/20/2028 (d)                                    526          537
  6.250% due 01/20/2030 (d)                                  1,281        1,296
  2.500% due 02/16/2030 (d)                                  2,732        2,735
  8.500% due 12/15/2029-03/15/2031 (j)                       9,859        5,300
  6.000% due 04/20/2030-05/20/2030 (d)(j)                    2,161        1,277
  5.250% due 05/20/1930 (d)                                    641          647
Independent National Mortgage Corp.
  3.506% due 07/25/2025 (d)                                    100          100
J.P. Morgan Commercial Mortgage Finance Corp.
  2.180% due 04/15/2010 (d)                                    309          308
  6.465% due 11/15/2035                                      2,100        2,108
Residential Accredit Loans, Inc.
  7.500% due 11/25/2029                                      1,049        1,066
Residential Funding Mortgage Securities I
  7.300% due 03/25/2025 (d)                                    125          127
Small Business Investment Cos.
  7.640% due 03/10/2010                                        931          999
  6.640% due 02/01/2011                                      2,298        2,338
Structured Asset Mortgage Investments, Inc.
  6.577% due 06/25/2029 (d)                                  1,221        1,204
Washington Mutual Mortgage Securities Corp.
  6.010% due 04/25/2031 (d)                                    700          696
                                                                       --------
                                                                         97,811
                                                                       ========
Municipal Bonds & Notes 0.2%
Chicago, Illinois Board of Education General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031                                          200          186

Chicago, Illinois General Obligation Bonds, (FGIC Insured),
Series 2001 8.460% due 01/01/2029 (d)                          125          113

Chicago, Illinois Water Revenue Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                              100           94

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                              100           93

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 153

Global Bond Fund
March 31, 2002
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Maryland State Health and Education Facilities
Authority Revenue Bonds, Series 2001 5.000% due
07/01/2041                                              $       200   $     186
                                                                      ---------
                                                                            672
                                                                      =========
U.S. Government Agencies 6.7%
Fannie Mae
   4.760% due 12/26/2003                                      1,100       1,107
   0.000% due 06/01/2017                                     30,300      11,113
Resolution Funding Corp.
   0.000% due 10/15/2020                                     23,400       6,960
   0.000% due 01/15/2021                                      4,900       1,435
                                                                      ---------
                                                                         20,615
                                                                      =========
U.S. Treasury Obligations 45.0%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002                                      2,322       2,361
   3.625% due 01/15/2008                                      6,137       6,300
   3.625% due 04/15/2028                                        547         558
   3.875% due 04/15/2029                                      3,662       3,892
U.S. Treasury Bonds
  11.250% due 02/15/2015                                      3,100       4,617
   8.750% due 05/15/2017 (g)                                 21,000      26,798
   8.125% due 08/15/2019 (g)                                 35,750      43,784
   8.125% due 08/15/2021                                        700         866
   6.250% due 08/15/2023                                      3,500       3,585
   6.625% due 02/15/2027                                      7,800       8,387
   5.380% due 02/15/2031 (g)                                 15,000      14,065
U.S. Treasury Strips
   3.500% due 11/15/2015                                      2,400       1,043
   0.000% due 11/15/2016 (g)                                 53,800      21,899
                                                                      ---------
                                                                        138,155
                                                                      =========
Preferred Security 0.8%
DG Funding Trust                                             Shares
   4.159% due 12/29/2049 (d)                                    130       1,339
Pinto Totta International Finance
   7.770% due 12/31/2049 (d)                                  1,000       1,024
                                                                      ---------
                                                                          2,363
                                                                      ---------
Total United States                                                     319,552
                                                                      =========
(Cost $327,768)

 PURCHASED CALL OPTIONS 0.2%                              Principal
                                                             Amount
Eurodollar March Futures (CME)                               (000s)
   Strike @ 95.500 Exp. 03/17/2003                      $   200,000         243
Eurodollar December Futures (CME)
   Strike @ 96.250 Exp. 12/16/2002                          258,000         216
U.S. Treasury Bond June Futures (CBOT)
   Strike @ 104.00 Exp. 05/24/2002                            13000          20
U.S. Treasury Note June Futures (CBOT)
   Strike @ 113.000 Exp. 05/25/2002                          44,800           7
                                                                      ---------
Total Purchased Call Options                                                486
                                                                      =========
(Cost $826)

 PURCHASED PUT OPTIONS (e)(f) 0.0%
Euro-Bobl June Futures (OTC)
   Strike @ 97.500 Exp. 06/03/2002                     EC   100,000           0
EuroBund June Futures (OTC)
   Strike @ 95.000 Exp. 06/03/2002                          438,300           0
Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/17/2002                      $   280,000           2
Fannie Mae (OTC)
   6.000% due 06/18/2017
   Strike @ 93.500 Exp. 06/11/2002                           11,100           2
Fannie Mae (OTC)
   6.000% due 02/13/2032
   Strike @ 86.440 Exp. 05/06/2002                           45,000           0
Interest Rate Swap (OTC)
   7.500% due 05/01/2032
   Strike @ 7.500 Exp. 04/29/2002                       $     4,900     $     0
Japanese Government Bond June Futures (OTC)
   Strike @ 124.500 due 06/03/2002                     JY 6,500,000           0
Japanese Yen vs. U.S. Dollar (OTC)
   Strike @ 158.000 Exp. 06/02/2002                     $    25,000           0
Japanese Yen vs. U.S. Dollar (OTC)
   Strike @ 160.000 Exp. 06/02/2002                          50,000           0
Kingdom of Spain (OTC)
   4.950% due 07/30/2005
   Strike @ 94.000 Exp. 06/03/2002                     EC    13,600           1
Republic of France (OTC)
   4.000% due 04/25/2009
Strike @ 86.000 Exp. 06/03/2002                              18,340           2
Republic of Germany (OTC)
   5.375% due 01/04/2010
   Strike @ 95.000 Exp. 04/03/2002                            9,000           0
Republic of Italy (OTC)
   4.750% due 07/01/2005
   Strike @ 94.000 Exp. 06/03/2002                            9,900           0
U.S. Treasury Bond June Futures (CBOT)
   Strike @ 85.000 Exp. 05/25/2002                      $    19,800           3
U.S. Treasury Notes (OTC)
   8.125% due 08/15/2019
   Strike @ 88.000 Exp. 04/01/2002                           32,600           0
U.S. Treasury Note June Futures (CBOT)
   Strike @ 93.000 Exp. 05/25/2002                           26,800           4
                                                                      ---------
Total Purchased Put Options                                                  14
                                                                      =========
(Cost $273)

 SHORT-TERM INSTRUMENTS 6.8%

Commercial Paper 2.9%
Fannie Mae
   1.750% due 05/08/2002 (b)                                    725         724
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                                    355         354
Sprint Capital Corp.
   3.480% due 05/09/2002                                        400         399

UBS Finance, Inc.
   1.850% due 04/01/2002                                      7,500       7,500
                                                                      ---------
                                                                          8,977
                                                                      =========

Repurchase Agreement 2.9%
State Street Bank
   1.550% due 04/01/2002                                      9,000       9,000
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 8.500% due 02/15/2020 valued at $9,183.
   Repurchase proceeds are $9,002.)
U.S. Treasury Bills 0.9%
   1.550% due 05/02/2002 (b)                                  2,845       2,841
                                                                      ---------
Total Short-Term Instruments                                             20,818
                                                                      =========
(Cost $20,818)

Total Investments (a) 181.2%                                          $ 555,534
(Cost $573,927)

Written Options (c) (0.5%)                                               (1,668)
(Premiums $ 3,815)

Other Assets and Liabilities (Net) (80.7%)                             (247,295)
                                                                      ---------
Net Assets 100.0%                                                     $ 306,571
                                                                      =========


154 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $574,043 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $  2,045

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                     (20,554)
                                                                    --------
Unrealized depreciation-net                                         $(18,509)
                                                                    ========

(b) Securities with an aggregate market value of $4,532 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                            915         $   (734)
Government of Japan 10 Year Note (06/2002)                  65              669
EuroYen September Futures (09/2002)                         90               (2)
EuroYen December Futures (12/2002)                          90               (4)
United Kingdom 90 Day LIBOR Futures (06/2002)               32              (39)
United Kingdom 90 Day LIBOR Futures (12/2002)              207             (103)
U.S. Treasury 5 Year Note (06/2002)                         35                7
U.S. Treasury 10 Year Note (06/2002)                       283              (12)
U.S. Treasury 30 Year Bond (06/2002)                        69              349
                                                                       --------
                                                                       $    131
                                                                       ========

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts     Premium     Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.175 Exp. 10/04/2004             40,000,000      $1,242    $  303

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/20/2003              5,100,000         237       103

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/20/2003              5,100,000         237       358

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.650 Exp. 11/19/2003             19,500,000         662       257

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 7.500 Exp. 04/29/2002              7,000,000         159         0

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.500 Exp. 01/07/2005             19,200,000         422       226

Call - CME Eurodollar June Futures
     Strike @ 97.250 Exp. 06/17/2002                   258         194       181

Call - CBOT U.S. Treasury Note June Futures
     Strike @ 108.000 Exp. 05/25/2002                  215         236        17

Call - CBOT U.S. Treasury Note June Futures
     Strike @ 109.000 Exp. 05/25/2002                  211         131        10

Call - CBOT U.S. Treasury Note June Futures
     Strike @ 106.000 Exp. 05/25/2002                  243         200        61

Put - CBOT U.S. Treasury Note June Futures
     Strike @ 101.000 Exp. 05/25/2002                  211          95       152
                                                                ----------------
                                                                $3,815    $1,668
                                                                ================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount                             Unrealized
                              Covered by       Settlement         Appreciation/
Type        Currency            Contract            Month        (Depreciation)
-------------------------------------------------------------------------------
Buy               A$               2,034          05/2002              $    12
Buy               BP               3,788          05/2002                    0
Sell                                 100          05/2002                    0
Buy               C$              13,209          04/2002                  (13)
Buy                                1,731          05/2002                  (10)
Buy               DK               3,417          06/2002                   (2)
Buy               EC              61,189          04/2002                 (840)
Sell                              15,752          04/2002                   47
Buy               HK$              7,147          04/2002                    0
Buy               JY           8,895,446          04/2002                 (367)
Sell                           8,729,082          04/2002                   82
Buy                            2,088,057          09/2002                   68
Buy                            6,087,069          03/2003                 (326)
Sell              N$              15,280          04/2002                 (342)
Sell              SF              10,553          04/2002                   86
Buy               SK               3,903          04/2002                    1
Sell                                 785          04/2002                    1
Buy               SR               8,817          04/2002                   12
                                                                       -------
                                                                       $(1,591)
                                                                       =======

(f) Principal amount denoted in indicated currency:

          A$  - Australian Dollar
          BF  - Belgian Franc
          BP  - British Pound
          C$  - Canadian Dollar
          DK  - Danish Krone
          DM  - German Mark
          EC  - Euro
          HK$ - Hong Kong Dollar
          JY  - Japanese Yen
          N$  - New Zealand Dollar
          SF  - Swiss Franc
          SK  - Swedish Krona
          SR  - South Africa Rand

(g) Security, or a portion thereof, subject to financing transaction.

(h) Principal amount of the security is adjusted for inflation.

(i) A portion of the security is segregated as collateral for a pending short sale.
Uncovered short sale positions open at March 31, 2002 were as follows:

                             Coupon
Type                          (%)      Maturity       Par     Value     Proceeds
--------------------------------------------------------------------------------
Government of Canada         6.000       9/1/05      16,000  $10,284     $10,297
Government of Canada         7.000      12/1/06       7,900    5,263       5,270
Government of Canada         7.250       6/1/07      11,000    7,419       7,429
Government of Japan          1.200      6/20/11     953,000    7,110       6,767
Republic of France           5.500      4/25/10      15,940   14,137      14,315
Republic of Italy            5.500      11/1/10       2,350    2,070       2,096
Republic of Venezuela        2.875     12/18/07       2,571    2,108       2,106
U.S. Treasury Bond           8.125      8/15/19       1,500    1,837       1,835
U.S. Treasury Bond           5.375      2/15/31      15,000   14,065      14,683
U.S. Treasury Note           3.500     11/15/06       3,500    3,311       3,234
U.S. Treasury Note           5.500      5/15/09      30,300   30,686      30,731
                                                  ------------------------------
                                                  $  98,290   98,290     $98,763
                                                  ==============================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 155

Global Bond Fund
March 31, 2002

(j) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(k) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                     JY 2,950,000         $  (22)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                        1,040,000             86

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                     EC     4,200             (3)

Receive floating rate based on 3-month Canadian
Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                     C$    25,000             65

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.035%.

Broker: Goldman Sachs
Exp. 05/18/2010                                     JY 1,160,000           (585)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                          693,000           (172)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley                              EC     7,200           (176)
Exp. 03/15/2031

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                           40,500            919

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                            4,900            (12)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                     H$   221,000           (582)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                      $    28,300            540

Receive a fixed rate equal to 5.900% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                     BP     7,500         $  113

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                      $       800              9

Receive floating rate based on 3-month H$ HIBOR and pay a fixed rate equal to 5.550%

Broker: Goldman Sachs
Exp. 03/16/2006                                     H$     6,000             (8)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                     BP    15,000             (9)

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                           10,700             56

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                           10,940            (40)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                            5,400            (39)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                            2,300            (14)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                            7,300            136

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2031                                      $     5,500            (41)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                            7,400             88

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                     EC     5,400           (187)

156 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2031                                          $     13,400   $   417

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                                 3,300       421

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/18/2003                                                 1,300         0

Receive a fixed rate equal to 3.600% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 03/18/2003                                               128,800        17

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                         EC     10,700       368

Receive a fixed rate equal to 3.600% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/18/2003                                          $    226,400       (12)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 12/15/2031                                         EC      1,000        53

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                          $     15,700       (21)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                                13,500        (5)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                15,100       (73)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                                14,000      (246)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                                23,600       182

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                          $     48,100   $   (63)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                         JY  2,590,000        (6)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                         EC        800        30

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                         BP      2,600         4

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                 2,700         8

Pay total return on Lehman Intermediate Government
Index and receive floating rate based on 1-month
LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                          $      5,500         0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                 2,300       (24)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                                 3,300        (1)

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                 1,200         4

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                                 1,100         3

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                                 1,700        11

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 157

Global Bond Fund
March 31, 2002

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                       $   1,700         $     6

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due 07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                           2,000               1
                                                                        -------
                                                                        $ 1,196
                                                                        =======


                                              Fixed    Notional      Unrealized
Type                                     Spread (%)      Amount    Appreciation
--------------------------------------------------------------------------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Bank of America
Exp. 08/30/2002                           0.6400       $ 35,900       $     106

Receive a fixed spread and pay the 5-year Swap
Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 05/17/2007                           0.6285        146,800             247

Receive a fixed spread and pay On-The-Run 5-year
Swap Spread. The On-The-Run 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 09/03/2007                           0.6000         35,900              44
                                                                        -------
                                                                        $   397
                                                                        =======

158 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Global Bond Fund II
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
 AUSTRALIA (f)(g) 1.8%

Homeside Mortgage Securities Trust
   2.580% due 01/20/2027 (d)                           $      202    $      202
Medallion Trust
   2.061% due 07/12/2031 (d)                                  605           605
Rams Mortgage Corporation Ltd.
   3.589% due 09/26/2032 (d)                          EC       57            50
Superannuation Members Home Loans Global Fund
   2.255% due 06/15/2026 (d)                           $      354           354
Torrens Trust
   2.160% due 07/15/2031 (d)                                  278           278
                                                                     ----------
Total Australia                                                           1,489
                                                                     ==========
(Cost $1,489)

  BELGIUM (f)(g) 1.2%

Kingdom of Belgium
   7.000% due 11/21/2004 (d)                          EC    5,800           132
   7.500% due 07/29/2008 (j)                                  900           880
                                                                     ----------
Total Belgium                                                             1,012
                                                                     ==========
(Cost $1,143)

BRAZIL 0.8%
Republic of Brazil
   3.188% due 04/15/2006 (d)                           $      748           693
                                                                     ----------
Total Brazil                                                                693
                                                                     ==========
(Cost $681)

 CANADA (f)(g) 0.8%

Beneficial Canada, Inc.
   6.350% due 04/01/2002                              C$      330           207
Commonwealth of Canada
   5.500% due 06/01/2010                                      800           493
                                                                     ----------
Total Canada                                                                700
                                                                     ==========
(Cost $767)

 CAYMAN ISLANDS (f)(g) 0.7%

International Credit Recovery-Japan
   0.377% due 08/25/2005 (d)                          JY    2,000            15
   0.470% due 08/25/2005 (d)                               10,000            75
   0.351% due 05/22/2006 (d)                               23,061           174
MBNA Master Credit Card Trust
   3.494% due 05/19/2004 (d)                          EC      280           244
SHL Corp. Ltd.
   0.461% due 12/25/2024 (d)                          JY    2,805            21
   0.784% due 12/25/2024 (d)                                5,000            38
                                                                     ----------
Total Cayman Islands                                                        567
                                                                     ==========
(Cost $661)

 DENMARK (f)(g) 0.7%

Nykredit
   6.000% due 10/01/2029                              DK    3,901           440
Unikredit Realkredit
   6.000% due 07/01/2029                                      975           110
                                                                     ----------
Total Denmark                                                               550
                                                                     ==========
(Cost $532)

 EGYPT 0.5%

Republic of Egypt
   8.750% due 07/11/2011                               $      400           390
                                                                     ----------
Total Egypt                                                                 390
                                                                     ==========
(Cost $400)

 FRANCE (f)(g) 4.5%

Compagnie Financiere de CIC-UE
   3.174% due 10/29/2049 (d)                           $      300           297
France Telecom
   0.484% due 06/19/2003 (d)                          JY  100,000           728
Republic of France
   4.000% due 04/25/2009 (j)                          EC    1,170           951
   4.000% due 10/25/2009 (j)                                2,260         1,824
                                                                     ----------
Total France                                                              3,800
                                                                     ==========
(Cost $3,924)

 GERMANY (f)(g) 17.0%

Commerzbank AG
   4.029% due 10/25/2032 (d)                          EC      800           698
Depfa Pfandbriefbank
   4.750% due 07/15/2008                                      130           110
   5.750% due 03/04/2009                                      130           115
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                                      390           345
Landesbank Rheinland-Pfalz
   4.750% due 04/04/2008                                      810           687
Republic of Germany
   6.000% due 01/05/2006 (j)                                  300           272
   4.500% due 08/18/2006 (j)                                3,600         3,091
   6.500% due 07/04/2027 (j)                                5,000         4,853
   5.625% due 01/04/2028 (j)                                1,000           870
   6.250% due 01/04/2030 (j)                                2,000         1,897
   5.500% due 01/04/2031 (j)                                1,500         1,291
WestDeutsche Landesbank
   4.750% due 09/28/2007                                      190           162
                                                                     ----------
Total Germany                                                            14,390
                                                                     ==========
(Cost $14,884)

 GREECE (f)(g) 0.1%

Hellenic Republic
   5.580% due 06/17/2003 (d)                          EC       22            19
   5.240% due 10/23/2003 (d)                                   99            86
                                                                     ----------
Total Greece                                                                105
                                                                     ==========
(Cost $157)

 IRELAND (f)(g) 0.6%

Diageo Enterprises PLC
   3.400% due 12/19/2002 (d)                          EC      600           523
                                                                     ----------
Total Ireland                                                               523
                                                                     ==========
(Cost $536)

 ITALY (f)(g) 5.8%

Findomestic Securitisation Vehicle SRL
   4.764% due 12/20/2008 (d)                          EC      900           785
First Italian Auto Transaction
   3.935% due 07/01/2008 (d)                                1,090           947
Republic of Italy
   4.750% due 07/01/2005 (j)                                1,680         1,466
   7.750% due 11/01/2006 (j)                                  700           679
   4.500% due 05/01/2009 (j)                                1,280         1,066
                                                                     ----------
Total Italy                                                               4,943
                                                                     ==========
(Cost $4,964)

 MEXICO (f)(g) 1.2%

Bancomext Trust
   8.000% due 08/05/2003                               $       70            74
Petroleos Mexicanos
   8.850% due 09/15/2007                                      140           152
   9.375% due 12/02/2008                                      190           210
United Mexican States
   8.750% due 05/30/2002                              BP      250           358
  10.375% due 01/29/2003                              EC      200            93
   4.000% due 03/11/2004                              JY   20,000           155
                                                                     ----------
Total Mexico                                                              1,042
                                                                     ==========
(Cost $1,098)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 159

Global Bond Fund II
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
 NEW ZEALAND (f)(g) 0.6%

Commonwealth of New Zealand
   4.500% due 02/15/2016                              N$    1,130    $      538
                                                                     ----------
Total New Zealand                                                           538
                                                                     ==========
(Cost $636)

 PERU 0.7%

Republic of Peru
   9.125% due 02/21/2012                               $      200           198
   3.750% due 03/07/2017                                      250           188
   4.500% due 03/07/2017                                      300           242
                                                                     ----------
Total Peru                                                                  628
                                                                     ==========
(Cost $580)

 SPAIN (f)(g) 4.8%

Hipotebansa V. Hipotecaria
   3.497% due 01/18/2018 (d)                          EC      316           276
   3.507% due 07/18/2022 (d)                                  715           621
Kingdom of Spain
   4.950% due 07/30/2005 (j)                                1,620         1,421
   5.150% due 07/30/2009 (j)                                1,990         1,722
                                                                     ----------
Total Spain                                                               4,040
                                                                     ==========
(Cost $4,152)

 SUPRANATIONAL (f)(g) 2.4%

Asian Development Bank
   5.375% due 09/15/2003                              A$      600           322
   5.250% due 09/15/2004                                      600           315
Eurofima
   4.750% due 07/07/2004 (j)                          SK    7,200           682
European Investment Bank
   6.000% due 05/07/2003                              BP      250           360
   8.000% due 06/10/2003                                      250           368
                                                                     ----------
Total Supranational                                                       2,047
                                                                     ==========
(Cost $2,298)

 SWEDEN (f)(g) 0.3%

Kingdom of Sweden
   5.000% due 01/28/2009                              SK    2,300           215
                                                                     ----------
Total Sweden                                                                215
                                                                     ==========
(Cost $227)

 UNITED KINGDOM (f)(g) 5.6%

Abbey National Treasury Service PLC
   7.625% due 12/30/2002                              BP      280           407
Bauhaus Securities Ltd.
   3.899% due 10/30/2052 (d)                          EC      750           653
British Telecom PLC
   3.295% due 12/15/2003 (d)                           $    1,200         1,212
Core
   2.185% due 03/17/2009 (d)                                  277           275
Haus Ltd.
   3.723% due 12/14/2037 (d)                          EC    1,475         1,287
Lloyds TSB Bank PLC
   5.625% due 07/15/2049 (d)                                  590           500
Ocwen Mortgage Loan Trust
   3.894% due 12/15/2031 (d)                                   65            57
United Kingdom Gilt
   7.500% due 12/07/2006                              BP      250           388
                                                                     ----------
Total United Kingdom                                                      4,779
                                                                     ==========
(Cost $5,001)

 UNITED STATES (f)(g) 84.9%

Asset-Backed Securities 7.6%
AFC Home Equity Loan Trust
   2.160% due 12/22/2027 (d)                           $      217           217
Amresco Residential Securities Mortgage Loan Trust
   2.320% due 06/25/2029 (d)                                  232           232
Bayview Financial Acquisition Trust
   2.150% due 11/25/2030 (d)                                  800           803
CDC Mortgage Capital Trust
   2.100% due 01/10/2032 (d)                                  775           775
Citibank Credit Card Master Trust
   4.875% due 04/07/2005                              EC      800           355
Conseco Finance
   2.270% due 10/15/2031 (d)                           $      319           320
CS First Boston Mortgage Securities Corp.
   2.107% due 12/15/2030 (d)                                  415           415
First Alliance Mortgage Loan Trust
   2.131% due 12/20/2027 (d)                                  375           375
Home Loan Trust
   5.074% due 01/25/2014                                       91            91
Indymac Home Equity Loan Asset-Backed Trust
   6.200% due 06/25/2025                                       28            28
Irwin Home Equity Loan Trust
   1.980% due 11/25/2011 (d)                                  544           544
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                  283           284
Providian Gateway Master Trust
   2.067% due 03/15/2007 (d)                                1,600         1,602
Providian Home Equity Loan Trust
   2.140% due 06/25/2025 (d)                                  287           286
Salomon Brothers Mortgage Securities VII
   2.320% due 11/15/2029 (d)                                   66            66
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                       35            35
                                                                     ----------
                                                                          6,428
                                                                     ==========
Convertible Bonds & Notes 0.2%
Axa
   2.500% due 01/01/2014                              EC       62            50
Finmeccanica SpA
   2.000% due 06/08/2005                                      188           160
                                                                     ----------
                                                                            210
                                                                     ==========
Corporate Bonds & Notes 7.5%
AT&T Corp.
   4.852% due 11/21/2003 (d)                                1,100           945
CIT Group, Inc.
   2.931% due 04/07/2003 (d)                           $       50            50
Ford Motor Co.
   7.450% due 07/16/2031                                      700           635
Ford Motor Credit Co.
   1.000% due 12/22/2003                              JY   14,000           103
   1.200% due 02/07/2005                                   98,000           712
General Electric Finance Assurance
   1.600% due 06/20/2011                                   90,000           649
General Motors Acceptance Corp.
   2.200% due 08/18/2003 (d)                           $      340           335
Household Finance Corp.
   2.284% due 08/06/2002 (d)                                  230           230
J.P. Morgan & Co., Inc.
   3.123% due 02/15/2012 (d)                                  100            94
Lehman Brothers Holdings, Inc.
   2.627% due 07/15/2002 (d)                                  400           401
MGM Mirage, Inc.
   6.950% due 02/01/2005                                       10            10
Pfizer, Inc.
   0.800% due 03/18/2008                              JY   69,000           521
Redwood Capital II Ltd.
   5.019% due 01/01/2004                               $      300           300
Salomon Smith Barney Holdings, Inc.
   4.720% due 10/21/2002 (d)                          BP      200           285
Sprint Capital Corp.
   5.875% due 05/01/2004                               $       50            48
Walt Disney Co.
   3.900% due 09/15/2003                                      800           797
Williams Cos., Inc.
   3.145% due 07/31/2002 (d)                                  100            99
   6.200% due 08/01/2002                                      150           150
                                                                     ----------
                                                                          6,364
                                                                     ==========
Mortgage-Backed Securities 30.1%
Bear Stearns Adjustable Rate Mortgage Trust
   5.869% due 02/25/2031 (d)                                  167           168
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                      204           206
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                      115           116
   6.500% due 03/25/2029                                       10            10
Crusade Global Trust
   2.230% due 05/15/2021 (d)                                  896           899

160 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                    Principal
                                                                       Amount        Value
                                                                       (000s)       (000s)
------------------------------------------------------------------------------------------
Fannie Mae
   5.500% due 04/16/2017 (d)                                    $       4,000     $  3,895
   6.000% due 05/16/2017                                               11,300       11,215
Freddie Mac
   5.125% due 01/15/2012                                        EC        300          253
Government National Mortgage Association
   7.625% due 11/20/2021 (d)                                    $          22           23
   6.750% due 07/20/2022 (d)                                              370          379
   6.750% due 09/20/2023 (d)                                              207          213
   6.750% due 07/20/2025 (d)                                              152          155
   7.750% due 09/20/2025 (d)                                               20           20
   7.625% due 12/20/2025 (d)                                               11           11
   7.750% due 09/20/2026 (d)                                               12           12
   7.625% due 11/20/2026 (d)                                              238          244
   7.625% due 11/20/2026 (d)                                              120          123
   7.625% due 12/20/2026 (d)                                               24           25
   6.375% due 05/20/2028 (d)                                              123          125
   6.000% due 08/15/2028-05/20/2030 (d)(i)                              2,154        1,114
   6.250% due 01/20/2030 (d)                                              521          527
   2.450% due 02/16/2030 (d)                                              781          781
   2.500% due 02/16/2030 (d)                                              903          907
   5.250% due 06/20/2030 (d)                                              696          703
J.P. Morgan Commercial Mortgage Finance Corp.
   6.465% due 11/15/2035                                                  600          602
Puma Finance Ltd.
   2.670% due 04/15/2031 (d)(h)                                           178          179
Residential Accredit Loans, Inc.
   7.500% due 11/25/2029                                                  419          426
Residential Funding Mortgage Securities, Inc.
   2.270% due 05/12/2032 (d)                                            1,173        1,175
Small Business Investment Cos.
    6.640% due 02/10/2011                                                  600          610
Structured Asset Mortgage Investments, Inc.
   6.566% due 06/25/2029 (d)                                              162          160
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031 (d)                                              200          199
                                                                                  --------
                                                                                    25,475
                                                                                  ========
(Municipal Bonds & Notes) 0.2%
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                                         100           94

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                                         100           93
                                                                                  --------
                                                                                       187
                                                                                  ========
(U.S. Government Agencies) 3.3%
Fannie Mae
   4.760% due 12/26/2003                                                  300          302
Federal Farm Credit Bank
   7.010% due 05/02/2003                                                  500          502
Resolution Funding Corp.
   0.000% due 10/15/2020                                                1,500          446
   0.000% due 01/15/2021                                                5,300        1,552
                                                                                  --------
                                                                                     2,802
                                                                                  ========
(U.S. Treasury Obligations) 35.1%
Treasury Inflation Protected Securities (k)
   3.375% due 01/15/2007 (b)                                              447          456
   3.875% due 04/15/2029                                                  323          343
U.S. Treasury Bonds
  11.250% due 02/15/2015                                                  700        1,042
   8.750% due 05/15/2017                                                1,400        1,787
   8.125% due 08/15/2019 (j)                                            9,300       11,390
   8.125% due 08/15/2021                                                  200          247
   7.125% due 02/15/2023                                                  600          676
   6.250% due 08/15/2023                                                6,200        6,351
   6.625% due 02/15/2027                                                  300          323
   5.375% due 02/15/2031 (j)                                            5,000        4,688
U.S. Treasury Notes
   6.500% due 02/15/2010                                                  300          321
U.S. Treasury Strips
   0.000% due 11/15/2015                                                  700          304
   0.000% due 11/15/2016                                                4,400        1,791
                                                                                  --------
                                                                                    29,719
                                                                                  ========

                                                                       Shares        Value
                                                                                    (000s)
Preferred Security 0.9%
DG Funding Trust
   4.159% due 12/29/2049 (d)                                               70     $    721
                                                                                  --------
Total United States                                                                 71,906
(Cost $73,595)                                                                    ========

PURCHASED CALL OPTIONS 0.1%

                                                                    Principal
                                                                       Amount
                                                                        (000s)
Eurodollar December Futures (CME)
   Strike @ 96.250 Exp. 12/16/2002                              $      62,000           52
Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                                     50,000           61
U.S. Treasury Note June Futures (CBOT)
   Strike @ 112.000 Exp. 05/25/2002                                     7,300            1
                                                                                   -------
Total Purchased Call Options                                                           114
(Cost $143)                                                                        =======

  PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
   Strike @ 100.000 Exp. 06/03/2002                             EC     9,300             0
Euro-Bobl June Futures (OTC)
   Strike @ 97.500 Exp. 06/03/2002                                    13,000             0
Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/17/2002                              $     79,000             0
Interest Rate Swap (OTC)
   7.500% due 05/01/2032
   Strike @ 7.500 Exp. 04/29/2002                                        700             0
Japanese Government Bond June Futures (OTC)
   Strike @ 124.500 due 06/03/2002                              JY 1,500,000             0
Republic of France (OTC)
   5.500% due 04/25/2010
   Strike @ 92.000 Exp. 06/03/2002                              EC     3,500             0
Republic of Germany (OTC)
   4.500% due 08/18/2006
   Strike @ 92.500 Exp. 06/03/2002                                    11,300             0
Republic of Germany (OTC)
   4.500% due 08/18/2006
   Strike @ 94.500 Exp. 06/03/2002                                     7,600             0
Republic of Italy (OTC)
   4.750% due 07/01/2005
   Strike @ 95.000 Exp. 06/03/2002                                     3,000             0
U.S. Treasury Note June Futures (CBOT)
   Strike @ 92.000 Exp. 05/25/2002                                $    3,200             1
                                                                                   -------
Total Purchased Put Options                                                              1
(Cost $33)                                                                         =======

  SHORT-TERM INSTRUMENTS 19.5%

Commercial Paper 12.4%
Fannie Mae
   1.750% due 05/08/2002 (b)                                             335           334
   2.065% due 09/04/2002                                                 100            99
Freddie Mac
   1.820% due 04/01/2002                                              10,000        10,000
Sprint Capital Corp.
   3.480% due 05/09/2002                                                 100           100
                                                                                   -------
                                                                                    10,533
                                                                                   =======
Repurchase Agreement 6.8%
State Street Bank
   1.550% due 04/01/2002                                               5,777         5,777
                                                                                   -------
   (Dated 03/28/2002. Collateralized by Federal Home
   Loan Bank 5.000% due 02/28/2003 valued at $5,896.
   Repurchase proceeds are $5,778.)

U.S. Treasury Bills 0.3%
   1.550% due 05/02/2002 (b)                                             280           280
                                                                                   -------
Total Short-Term Instruments                                                        16,590
(Cost $16,590)                                                                     =======


                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 161

Global Bond Fund II
March 31, 2002

                                                    Principal
                                                       Amount        Value
                                                       (000s)       (000s)
--------------------------------------------------------------------------
Total Investments (a) 154.6%                                    $  131,062
(Cost $134,491)

Written Options (c) (0.6%)                                            (480)
(Premiums $871)

Other Assets and Liabilities (Net) (54.0%)                         (45,808)
                                                                ----------
Net Assets 100.0%                                               $   84,774
                                                                ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $134,499 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
overtax cost.                                                   $      398

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (3,835)
                                                                ----------
Unrealized depreciation-net                                     $   (3,437)
                                                                ==========

(b) Securities with an aggregate market value of $1,070 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
-------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                          217         $    (185)
Government of Japan 10 Year Note (06/2002)                15               166
United Kingdom 90 Day LIBOR Futures (06/2002)              5                (6)
United Kingdom 90 Day LIBOR Futures (03/2003)              5                (3)
U.S. Treasury 5 Year Note (06/2002)                       11               (25)
U.S. Treasury 10 Year Note (06/2002)                      88               (74)
U.S. Treasury 30 Year Bond (06/2002)                      25               127
Eurodollar December Futures (12/2002)                      8                 0
                                                                     ---------
                                                                     $       0
                                                                     =========
(c) Premiums received on written options:
                                                        # of
Type                                               Contracts   Premium     Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.175 Exp. 10/04/2004                  8,000,000     $ 248     $  61

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003                  2,200,000       102        45

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003                  2,200,000       102       155

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.650 Exp. 11/19/2003                  3,200,000       109        42

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500 Exp. 04/29/2002                  1,000,000        23         0

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005                  5,200,000       114        61

Call - CME Eurodollar June Futures
   Strike @ 97.250 Exp. 06/17/2002                        62        47        43

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 109.000 Exp. 05/25/2002                       77        48         4

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 106.000 Exp. 05/25/2002                       56        43        14

Put CBOT U.S. Treasury Note June Futures
   Strike @ 101.000 Exp. 05/25/2002                       77        35        55
                                                                 ---------------
                                                                 $ 871     $ 480
                                                                 ===============

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                       Coupon
Type                      (%)       Maturity       Par       Value    Proceeds
------------------------------------------------------------------------------
Government of Japan     1.200     06/20/2011   224,000     $ 1,671     $ 1,591
Republic of Venezuela   1.000     12/18/2007     1,000         820         819
U.S. Treasury Bond      5.375     02/15/2031     5,000       4,688       4,894
U.S. Treasury Note      5.500     05/15/2009     7,300       7,393       7,406
                                                           -------------------
                                                           $14,572     $14,710
                                                           ===================


(f) Foreign forward currency contracts outstanding at March 31, 2002:

                   Principal
                      Amount                        Unrealized
                  Covered by     Settlement       Appreciation/
Type  Currency      Contract          Month      (Depreciation)
--------------------------------------------------------------
Buy      A$               504       05/2002           $     2
Sell                    1,385       05/2002               (16)
Buy      BP               198       05/2002                 0
Sell                    1,862       05/2002                (2)
Buy      C$               330       04/2002                 0
Sell                    1,283       04/2002                 1
Buy                       807       05/2002                (5)
Sell     DK             6,468       06/2002                 4
Buy      EC             3,885       04/2002               (29)
Sell                   16,319       04/2002                88
Buy      HK$            2,364       04/2002                 0
Buy      JY           260,685       04/2002                10
Sell                  998,989       04/2002                99
Sell     N$             1,352       04/2002               (30)
Sell     SF             2,681       04/2002                22
Sell     SK             2,907       04/2002                (1)
Buy      SR             2,350       04/2002                 3
                                                      -------
                                                      $   146
                                                      =======

(g) Principal amount denoted in indicated currency:

      A$ - Australian Dollar
      BF - Belgian Franc
      BP - British Pound
      C$ - Canadian Dollar
      DK - Danish Krone
      DM - German Mark
      EC - Euro
     HK$ - Hong Kong Dollar
      JY - Japanese Yen
      N$ - New Zealand Dollar
      SF - Swiss Franc
      SK - Swedish Krona
      SR - South Africa Rand

(h) Restricted security.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Security, or a portion thereof, subject to financing transaction.

(k) Principal amount of the security is adjusted for inflation.


162 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

(l) Swap agreements outstanding at March 31, 2002:

                                                                             Unrealized
                                                              Notional     Appreciation/
Type                                                            Amount    (Depreciation)
---------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                          JY    720,000     $         (5)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                                340,000               28

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                          EC      1,300    $          (1)

Receive floating rate based on 3-month Canadian
Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                          C$      6,600               17

Receive floating rate based on 1-month LIBOR minus
0.250% and pay a fixed rate equal to 0.000%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                           $      1,600                0

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                          JY    226,000             (112)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                                232,000              (57)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 03/15/2031                                          EC      1,500              (37)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                                  3,700              103

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                  2,000               (5)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                          H$     50,000             (132)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                           $      6,400              122

Receive fixed rate equal to 5.440% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                    600                7

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                          H$      4,300               (6)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                          BP      3,500    $          (2)

Receive a fixed rate equal to 5.250 % and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                                  5,200               27

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                                  2,680              (10)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                                  1,300               (9)

Receive a fixed rate equal to 5.250 % and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                                    400               (2)

Receive a fixed rate equal to 5.500 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                                  1,700               32

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                           $      1,800               21

Receive a fixed rate equal to 3.905% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/18/2003                                                 73,200               (3)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                                    800              102


                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 163

Global Bond Fund II
March 31, 2002

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                          EC      2,900    $        101

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                           $     14,500              (3)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                                  3,600              16

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                  4,000             (19)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                                  3,400             (60)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                                  5,700              44

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                                  2,200              20

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                          JY    660,000              (2)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                          BP        800    $          1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                  1,100               3

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                           $        600              (6)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                           $        800    $          0

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                    300               1

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                                    500               1

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                                    400               3

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                                    400               1

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due 07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                                    600               0
                                                                          ------------
                                                                          $        179
                                                                          ============

                                                  Fixed       Notional      Unrealized
Type                                          Spread (%)        Amount    Appreciation
--------------------------------------------------------------------------------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Bank of America Exp.
08/30/2002                                        0.6400      $ 22,900    $         68

Receive a fixed spread and pay the 5-year Swap
Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year
Treasury Rate.

Broker: Morgan Stanley
Exp. 05/15/2002                                   0.6285         8,100              14

Receive a fixed spread and pay On-The-Run 5-year
Swap Spread. The On-The-Run 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/30/2002                                   0.6000        22,900              28
                                                                          ------------
                                                                          $        110
                                                                          ============

164 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Emerging Markets Bond Fund
March 31, 2002


                                           Principal
                                              Amount       Value
                                               (000s)      (000s)
--------------------------------------------------------------------------------
  BERMUDA 0.0%

IMEXA Export Trust
     10.125% due 05/31/2003                   $    39    $    18
                                                         -------
Total Bermuda                                                 18
                                                         =======
(Cost $39)

  BRAZIL 26.5%

Republic of Brazil
     11.625% due 04/15/2004                   $   900        945
      3.188% due 04/15/2006 (d)                 5,629      5,214
     11.500% due 03/12/2008                     5,750      5,763
      3.250% due 04/15/2009 (d)                 3,691      3,165
     14.500% due 10/15/2009                       500        560
     11.000% due 01/11/2012 (e)                17,050     15,899
      8.000% due 04/15/2014                    15,511     12,641
      8.875% due 04/15/2024 (e)                 3,850      2,749
      3.188% due 04/15/2024 (d)                 1,100        836
      6.000% due 04/15/2024                     1,250        869
     10.125% due 05/15/2027 (e)                 5,900      4,661
     12.250% due 03/06/2030                     2,000      1,850
     11.000% due 08/17/2040 (e)                15,200     12,544
                                                         -------
Total Brazil                                              67,696
                                                         =======
(Cost $64,703)

  BULGARIA 3.3%

Republic of Bulgaria
      2.813% due 07/28/2011 (d)               $ 4,792      4,193
      2.813% due 07/28/2012 (d)                 1,500      1,344
      2.813% due 07/28/2024 (d)(e)              3,150      2,819
                                                         -------
Total Bulgaria                                             8,356
                                                         =======
(Cost $7,967)

  CROATIA 0.4%

Republic of Croatia
      2.875% due 07/31/2006 (d)               $   915        903
                                                         -------
Total Croatia                                                903
                                                         =======
(Cost $899)

  ECUADOR 4.1%

Republic of Ecuador
     12.000% due 11/15/2012                   $ 2,300      1,846
      5.000% due 08/15/2030                    15,800      8,572
                                                         -------
Total Ecuador                                             10,418
                                                         =======
(Cost $9,218)

  MALAYSIA 4.5%

Republic of Malaysia
      7.500% due 07/15/2011                   $11,100     11,581
                                                         -------
Total Malaysia                                            11,581
                                                         =======
(Cost $11,614)

  MEXICO 18.4%

Telefonos de Mexico S.A.
      8.250% due 01/26/2006                   $ 1,000      1,054
United Mexican States
      0.000% due 06/30/2003 (d)                 9,712         51
      9.750% due 04/06/2005                       250        279
      8.500% due 02/01/2006                     1,000      1,074
     10.375% due 02/17/2009                       835        966
      9.875% due 02/01/2010                       100        113
      8.375% due 01/14/2011 (e)                 4,600      4,819
      7.500% due 01/14/2012                     2,500      2,493
     11.375% due 09/15/2016                     1,450      1,815
      8.125% due 12/30/2019 (e)                 1,500      1,486
      6.250% due 12/31/2019 (e)                14,825     13,769
     11.500% due 05/15/2026 (e)                 4,025      5,219
      8.300% due 08/15/2031 (e)                13,950     13,880
                                                         -------
Total Mexico                                              47,018
                                                         =======
(Cost $46,582)

  MOROCCO 0.3%

Kingdom of Morocco
      5.094% due 01/05/2009 (d)               $   250    $   232
Morocco Restructured Tranche A
      7.563% due 01/01/2009 (d)                   617        572
                                                         -------
Total Morocco                                                804
                                                         =======
(Cost $791)

  NIGERIA 0.7%

Central Bank of Nigeria
      6.250% due 11/15/2020                   $ 2,500      1,769
Central Bank of Nigeria - Warrant
      0.000% due 11/15/2020                         1          0
                                                         -------
Total Nigeria                                              1,769
                                                         =======
(Cost $1,598)

  PANAMA 3.9%

Republic of Panama
      2.990% due 05/10/2002 (d)               $   100        100
      8.250% due 04/22/2008                     1,650      1,658
      9.625% due 02/08/2011                     2,000      2,075
      4.750% due 07/17/2014 (d)                 5,160      4,670
      2.625% due 07/17/2016 (d)                    89         76
      8.875% due 09/30/2027                     1,300      1,238
      9.375% due 04/01/2029                       175        179
                                                         -------
Total Panama                                               9,996
                                                         =======
(Cost $9,877)

  PERU 3.4%

Republic of Peru
      9.125% due 02/21/2012                   $ 7,341      7,257
      4.000% due 03/07/2017                     1,650      1,238
      4.500% due 03/07/2017                       375        302
                                                         -------
Total Peru                                                 8,797
                                                         =======
(Cost $8,496)

  PHILIPPINES 0.2%

Republic of Philippines
      6.500% due 12/01/2017                   $   500        445
                                                         -------
Total Philippines                                            445
                                                         =======
(Cost $398)

  POLAND 1.2%

Republic of Poland
      6.000% due 10/27/2014                   $ 1,549      1,551
      3.750% due 10/27/2024 (e)                 1,950      1,404
                                                         -------
Total Poland                                               2,955
                                                         =======
(Cost $2,915)

  QATAR 1.5%

State of Qatar
      9.750% due 06/15/2030                   $ 3,375      3,901
                                                         -------
Total Qatar                                                3,901
                                                         =======
(Cost $3,782)

  RUSSIA 18.4%

Republic of Ukraine
     11.000% due 03/15/2007                   $ 1,691      1,707
Russian Federation
     11.750% due 06/10/2003 (e)                 1,380      1,478
     10.000% due 06/26/2007                     1,200      1,263
      8.250% due 03/31/2010                     1,653      1,571
     11.000% due 07/24/2018                     1,950      2,075
     12.750% due 06/24/2028 (e)                 1,700      1,993
      5.000% due 03/31/2030                    55,976     36,948
                                                         -------
Total Russia                                              47,035
                                                         =======
(Cost $43,196)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 165

Emerging Markets Bond Fund
March 31, 2002

                                                                  Principal
                                                                     Amount        Value
                                                                     (000s)       (000s)
                                                                 ----------    ---------
  SOUTH KOREA 1.5%

Cho Hung Bank
  11.500% due 04/01/2010 (d)                                        $ 1,500       $  1,697
Korea Development Bank
   7.625% due 10/01/2002                                                750            770
Republic of Korea
   8.875% due 04/15/2008 (e)                                          1,100          1,270
                                                                                  --------
Total South Korea                                                                    3,737
                                                                                  ========
(Cost $3,572)

  UNITED STATES 1.1%

Pemex Master Trust
   8.000% due 11/15/2011                                            $ 2,750          2,791
                                                                                  --------
Total United States                                                                  2,791
                                                                                  ========
(Cost $2,757)

  SHORT-TERM INSTRUMENTS      31.4%

Commercial Paper 30.5%
Fannie Mae
   1.811% due 07/03/2002                                            $ 2,300          2,289
   1.987% due 09/04/2002                                              2,400          2,379
   2.030% due 09/11/2002                                             25,000         24,769
Federal Home Loan Bank
   1.740% due 04/01/2002                                             22,000         22,000
Freddie Mac
   1.820% due 04/01/2002                                             13,000         13,000
   1.887% due 08/15/2002                                              5,800          5,756
UBS Finance, Inc.
   1.850% due 04/01/2002                                              3,000          3,000
   1.920% due 08/21/2002                                              4,700          4,661
                                                                                  --------
                                                                                    77,854
                                                                                  ========
Repurchase Agreement 0.9%
State Street Bank

   1.550% due 04/01/2002                                              2,202          2,202
   (Dated 03/28/2002. Collateralized by Fannie Mae
   6.625% due 11/15/2010 valued at $2,248.
   Repurchase proceeds are $2,202.)
                                                                                  --------
Total Short-Term Instruments                                                        80,056
                                                                                  ========
(Cost $80,060)

Total Investments (a) 120.8%                                                      $308,276
(Cost $298,464)

Other Assets and Liabilities (Net) (20.8%)                                         (53,175)
                                                                                  --------
Net Assets 100.0%                                                                 $255,101
                                                                                  ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $298,999 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                    $  9,627

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                      (350)
                                                                                  --------
Unrealized appreciation-net                                                       $  9,277
                                                                                  ========
(b) Foreign forward currency contracts outstanding at March 31, 2002:

                   Principal
                      Amount                         Unrealized
                  Covered by    Settlement        Appreciation/
Type  Currency      Contract         Month       (Depreciation)
---------------------------------------------------------------
Buy   EC                1,900       04/2002                $(30)
Buy   SR               15,000       04/2002                  20
                                                           ----
                                                           $(10)
                                                           ====

(c) Principal amount denoted in indicated currency:

         EC - Euro
         SR - South Africa Rand

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security, or a portion thereof, subject to financing transaction.

(f) Swap agreements outstanding at March 31, 2002:

                                                                                Unrealized
                                                                    Notional   Appreciation/
Type                                                                  Amount  (Depreciation)
--------------------------------------------------------------------------------------------
Pay a fixed rate equal to 5.000% and the Fund
will receive from the counterparty at par in the event of
default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                                     $  2,000         $  (91)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                                        2,000            213

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                        1,500              4

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston
Exp. 03/08/2003                                                        2,500              0

Receive a fixed rate equal to 8.250% and the Fund will
pay to the counterparty at par in the event of default
of the Republic of Brazil 10.125% due 05/15/2027.
Broker: Credit Suisse First Boston
Exp. 03/11/2009                                                       14,000              1
                                                                                     ------
                                                                                     $  127
                                                                                     ======

166 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Strategic Balanced Fund
March 31, 2002

                                                                      Value
                                                      Shares         (000s)
--------------------------------------------------------------------------------
  PIMCO FUNDS (b) 109.6%

StocksPLUS                                        $4,046,192       $ 40,907
Total Return                                       2,530,686         26,344
                                                                   --------

Total Investments (a) 109.6%                                       $ 67,251
(Cost $74,367)

Other Assets and Liabilities (Net) (9.6%)                            (5,888)
                                                                   --------

Net Assets 100.0%                                                  $ 61,363
                                                                   ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $77,329 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    166

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (10,244)
                                                                   --------

Unrealized depreciation-net                                        $(10,078)
                                                                   ========

(b) Institutional Class of each PIMCO fund.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 167

Schedule of Investments
Convertible Fund
March 31, 2002

                                                        Principal
                                                           Amount       Value
                                                           (000s)       (000s)
--------------------------------------------------------------------------------
  CONVERTIBLE BONDS & NOTES 73.7%

Banking & Finance 6.3%
Hellenic Finance
     2.000% due 07/15/2003                               EC   500      $   441
Merrill Lynch & Co.
     0.000% due 05/23/2031                                $   900          484
PMI Group, Inc.
     2.500% due 07/15/2021                                    150          165
Swiss Life Finance Ltd.
     2.000% due 05/20/2003                               EC   600          511
     2.000% due 05/20/2005                                $   300          311
Telewest Finance
     6.000% due 07/07/2005                                    700          322
                                                                       -------
                                                                         2,234
                                                                       =======
Energy 2.1%
Diamond Offshore Drilling, Inc.
     1.500% due 04/15/2031                                    800          743
                                                                       -------
Health Care 8.6%
Allergan, Inc.
     0.000% due 11/01/2020                                    450          280
ALZA Corp.
     0.000% due 07/28/2020                                    900          811
HEALTHSOUTH Corp.
     3.250% due 04/01/2003                                    500          484
Roche Holdings, Inc.
     0.000% due 01/19/2015                                    350          248
Total Renal Care Holdings
     7.000% due 05/15/2009                                    500          501
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                                    800          705
                                                                       -------
                                                                         3,029
                                                                       =======
Industrial 28.7%
Airborne, Inc.
     5.750% due 04/01/2007 (e)                                800          835
Burr-Brown Corp.
     4.250% due 02/15/2007                                    500          546
Clear Channel Communications, Inc.
     2.625% due 04/01/2003                                  1,000        1,023
Comverse Technology, Inc.
     1.500% due 12/01/2005                                    500          384
Corning, Inc.
     3.500% due 11/01/2008                                    500          493
DDI Corp.
     6.250% due 04/01/2007                                    500          500
Echostar Communications
     5.750% due 05/15/2008                                    500          467
General Motors Corp.
     4.500% due 03/06/2032                                     27          718
     5.250% due 03/06/2032                                     27          738
L-3 Communications Holdings, Inc.
     4.000% due 09/15/2011                                    400          476
Lowe's Cos., Inc.
     0.000% due 02/16/2021                                  1,000          795
Pride International, Inc.
     0.000% due 04/24/2018                                  1,000          461
Sanmina Corp.
     4.250% due 05/01/2004                                    500          468
Solectron Corp.
     0.000% due 05/08/2020                                  1,500          855
Tech Data Corp.
     2.000% due 12/15/2021                                    800          809
Universal Health Services
     0.426% due 06/23/2020                                  1,000          560
                                                                       -------
                                                                        10,128
                                                                       =======
Technology 19.4%
Affiliated Computer Services, Inc.
     3.500% due 02/15/2006                                    600          862
Agilent Technologies, Inc.
     3.000% due 12/01/2021                                  1,150        1,443
Analog Devices, Inc.
     4.750% due 10/01/2005                                    300          286
ASML Holding NV
     5.750% due 10/15/2006                                    500          793
First Data Corp.
     2.000% due 03/01/2008                                    700          844
Lam Research Corp.
     4.000% due 06/01/2006                                    300          298
Lattice Semiconductor Co.
     4.750% due 11/01/2006                                    600          644
Nvidia Corp.
     4.750% due 10/15/2007                                    500          609
STMicroelectronics NV
     0.000% due 09/22/2009                                    400          412
Veritas Software Corp.
     1.856% due 08/13/2006                                    500          644
                                                                       -------
                                                                         6,835
                                                                       =======
Utilities 8.6%
Adelphia Communications Corp.
     3.250% due 05/01/2021                                    400          360
AES Corp.
     4.500% due 08/15/2005                                    250          157
Charter Communications, Inc.
     4.750% due 06/01/2006                                    850          665
Cienna Corp.
     3.750% due 02/01/2008                                  1,000          646
Extreme Networks, Inc.
     3.500% due 12/01/2006                                    500          414
Liberty Media Corp.
     4.000% due 11/15/2029                                  1,000          525
Nabors Industries, Inc.
     0.000% due 06/20/2020                                    400          263
                                                                       -------
                                                                         3,030
                                                                       -------
Total Convertible Bonds & Notes                                         25,999
                                                                       =======
(Cost $26,458)

  CONVERTIBLE PREFERRED STOCK 20.0%

                                                            Shares
Banking & Finance 10.2%
Equity Residentials Properties Trust Cvt. Pfd.
     7.250% due 12/31/2049                                 15,200          387
Ford Motor Co. Capital Trust II Cvt. Pfd.
     6.500% due 01/15/2032                                 13,400          767
Metlife Capital Trust I Cvt. Pfd.
     8.000% due 05/15/2003                                  8,200          802
PPL Capital Funding Trust Cvt. Pfd.
     7.750% due 05/18/2004                                 30,000          621
Travelers Property Casualty Corp. Cvt. Pfd.
     4.500% due 04/15/2032                                 30,000          810
Washington Mutual, Inc. Cvt. Pfd
     5.375% due 05/01/2041                                  4,300          208
                                                                       -------
                                                                         3,595
                                                                       =======
Energy 5.5%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                                 12,000          624
 Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/02/2004                                 13,900          622
Valero Energy Cvt. Pfd.
     7.750% due 08/18/2003                                 18,500          703
                                                                       -------
                                                                         1,949
                                                                       =======
Industrial 3.5%
Cox Communications Inc. Cvt. Pfd.
     7.000% due 08/16/2002                                  2,000          101
Electronic Data Systems Corp. Cvt. Pfd
     7.625% due 08/17/2004                                  8,400          425
Motorola, Inc. Cvt. Pfd.
     7.000% due 11/16/2004                                  5,000          221
Tribune Co. Cvt. Pfd
     2.000% due 05/15/2029                                  6,600          477
                                                                       -------
                                                                         1,224
                                                                       =======
Utilities 0.8%
TXU Corp. Cvt. Pfd.
     8.750% due 11/16/2005                                  5,000          284
                                                                       -------

Total Convertible Preferred Stock                                        7,052
                                                                       =======
(Cost $6,962)

168 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                          Value
                                                      Shares             (000s)
-------------------------------------------------------------------------------
 COMMON STOCKS 1.3%

Financial & Business Services 1.3%
Omnicom Group, Inc.
                                                       5,037        $       475
                                                                    -----------
Total Common Stocks                                                         475
                                                                    ===========
(Cost $456)

 SHORT-TERM INSTRUMENTS 4.4%
                                                   Principal
                                                      Amount
                                                      (000s)
Commercial Paper 3.7%
Fannie Mae
   2.030% due 09/11/2002                           $     300                298
   2.060% due 09/20/2002                                 500                494
UBS Finance, Inc.
   1.850% due 04/01/2002                                 500                500
                                                                    -----------
                                                                          1,292
                                                                    ===========
Repurchase Agreement 0.7%
State Street Bank
   1.550% due 04/01/2002                                 245                245
   (Dated 03/28/2002. Collateralized by Freddie Mac
   3.250% due 12/15/2003 valued at $251.
   Repurchase proceeds are $245.)
                                                                    -----------
Total Short-Term Instruments                                              1,537
                                                                    ===========
(Cost $1,537)

Total Investments (a) 99.4%                                         $    35,063
(Cost $35,413)

Other Assets and Liabilities (Net) 0.6%                                     218
                                                                    -----------
Net Assets 100.0%                                                   $    35,281
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $36,368 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,589

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,894)
                                                                    -----------
Unrealized depreciation-net                                         $    (1,305)
                                                                    ===========

(b) Non-Income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                                Principal
                                   Amount
                               Covered by         Settlement         Unrealized
Type         Currency            Contract              Month     (Depreciation)
-------------------------------------------------------------------------------
Buy                EC                 564            04/2002        $        (4)
                                                                    -----------
(d) Principal amount denoted in indicated currency:

       EC - Euro

(e) Restricted security.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 169

Schedule of Investments
European Convertible Fund
March 31, 2002

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
-------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 68.6%

Banking & Finance 20.7%
Axa
   2.500% due 01/01/2014                          EC     165        $       135
CIBA Specialty Chemical Investments Ltd.
   1.250% due 07/24/2003                           $     200                193
Fortis (NL) NV
   1.500% due 07/29/2004                          EC     200                180
Swiss Life Finance Ltd.
   0.750% due 05/20/2005                          SF     250                141
Swiss Re America
   2.250% due 06/10/2004                           $     150                149
Telewest Finance
   6.000% due 07/07/2005                                 100                 46
Verizon Global Funding
   5.750% due 04/01/2003                                 200                203
                                                                    -----------
                                                                          1,047
                                                                    ===========
Health Care 5.8%
Roche Holdings, Inc.
   0.000% due 04/20/2010                                 200                120
   0.000% due 01/19/2015                                 250                177
                                                                    -----------
                                                                            297
                                                                    ===========
Industrial 36.3%
Arcelor
   3.875% due 01/01/2005                          EC     248                221
British Aerospace
   3.750% due 07/21/2006                          BP     100                161
France Telecom
   4.125% due 11/29/2004                          EC     250                204
General Motors Corp.
   4.500% due 03/06/2032                                   4                106
   5.250% due 03/06/2035                                   4                109
Koninklijke Ahold NV
   4.000% due 05/19/2005                                 150                141
Lafarge SA
   1.500% due 01/01/2006                                 102                 92
Lowe's Cos., Inc.
   1.000% due 10/19/2021                                 100                 96
National Grid Co. PLC
   4.250% due 02/17/2008                          BP     100                168
Parmalat Finanziaria SPA
   0.875% due 06/30/2021                          EC     100                 95
Sol Media Europe BV
   1.000% due 09/15/2004                                 100                 88
Tecnost International NV
   1.000% due 11/03/2005                                 200                177
Vivendi Universal
   1.250% due 01/01/2004                                 226                183
                                                                    -----------
                                                                          1,841
                                                                    ===========
Technology 3.0%
STMicroelectronics NV
   0.000% due 09/22/2009                                 150                153
                                                                    -----------
Utilities 2.8%
Hutchison Whampoa International Ltd.
   2.000% due 01/12/2004                                 550                141
                                                                    -----------
Total Convertible Bonds & Notes                                           3,479
                                                                    ===========
(Cost $3,634)

 CONVERTIBLE PREFERRED STOCK 0.6%

                                                      Shares

Banking & Finance 0.6%
Ford Motor Co. Capital Trust II Cvt. Pfd.
   6.500% due 01/15/2032                                 500                 29
                                                                    -----------
Total Convertible Preferred Stock                                            29
                                                                    ===========
(Cost $25)

 COMMON STOCKS 2.2%

Communications 2.2%
Vodafone Group PLC SP- ADR                             6,032                111
                                                                    -----------
Total Common Stocks                                                         111
                                                                    ===========
(Cost $178)

 SHORT-TERM INSTRUMENTS 38.3%
                                                   Principal
Commercial Paper 35.5%                                Amount
Freddie Mac                                           (000s)
   1.820% due 04/01/2002                              $1,600              1,600
UBS Finance, Inc.
   1.850% due 04/01/2002                                 200                200
                                                                    -----------
                                                                          1,800
                                                                    ===========
Repurchase Agreement 2.8%
State Street Bank
   1.550% due 04/01/2002                                 142                142
   (Dated 03/28/2002. Collateralized by Fannie Mae
   4.750% due 03/15/2003 valued at $148.
   Repurchase proceeds are $142.)
                                                                    -----------
Total Short-Term Instruments                                              1,942
                                                                    ===========
(Cost $1,942)

Total Investments (a) 109.7%                                        $     5,561
(Cost $5,779)

Other Assets and Liabilities (Net) (9.7%)                                  (494)
                                                                    -----------
Net Assets 100.0%                                                   $     5,067
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $5,820 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $        44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (303)
                                                                    -----------
Unrealized depreciation-net                                         $      (259)
                                                                    ===========

(b) Foreign forward currency contracts outstanding at March 31, 2002:

                                Principal
                                   Amount                            Unrealized
                               Covered by         Settlement      Appreciation/
Type          Currency           Contract              Month     (Depreciation)
-------------------------------------------------------------------------------
Buy                 EC                387            04/2002        $        (3)
Sell                                2,173            04/2002                 31
Sell                SF                242            04/2002                  2
                                                                    -----------
                                                                    $        30
                                                                    ===========

(c) Principal amount denoted in indicated currency:

         EC - Euro
         SF - Swiss Franc
         BP - British Pound

170 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
StocksPLUS Fund
March 31, 2002
                                                 Principal
                                                    Amount           Value
                                                    (000s)          (000s)
--------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 21.2%
Banking & Finance 10.7%
Atlas Reinsurance PLC
   5.563% due 10/04/2004 (d)                       $ 7,000        $  6,983
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                             1,100           1,125
   2.762% due 05/24/2004 (d)                        21,600          21,584
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                               560             569
Capital One Bank
   2.852% due 06/23/2003 (d)                         5,400           5,379
Chrysler Financial Co. LLC
   2.273% due 02/10/2003 (d)                         9,600           9,513
Donaldson, Lufkin & Jenrette, Inc.
   2.250% due 04/25/2003 (d)                         6,900           6,921
General Motors Acceptance Corp.
   2.800% due 05/17/2004 (d)                         5,800           5,710
Golden State Holdings
   2.860% due 08/01/2003 (d)                         6,000           5,932
Lehman Brothers Holdings, Inc.
   2.381% due 06/03/2002 (d)                           600             600
   2.275% due 07/06/2004 (d)                         3,005           2,997
Nacional Financiera
   3.765% due 05/08/2003 (d)                         6,000           6,104
National Australia Bank Ltd.
   2.725% due 05/19/2010 (d)                        11,700          11,719
Old Kent Bank
   2.610% due 11/01/2005 (d)                         4,500           4,495
Popular North America, Inc.
   4.080% due 10/15/2003 (d)                         4,700           4,719
Republic New York Corp.
   5.000% due 10/28/2002 (d)                           100             101
Salomon Smith Barney Holdings, Inc.
   2.120% due 02/11/2003 (d)                         3,100           3,105
Trinom Ltd.
   7.910% due 12/18/2004 (d)                         1,200           1,208
Western Capital
   7.370% due 01/07/2003                             7,300           7,300
                                                                  --------
                                                                   106,064
                                                                  ========
Industrials 8.5%
Air Canada
   2.662% due 07/31/2005 (d)                         7,636           5,741
Cemex SA de CV
   9.250% due 06/17/2002                               300             305
Clear Channel Communications, Inc.
   3.700% due 06/15/2002 (d)                           600             600
Conoco, Inc.
   3.251% due 10/15/2002 (d)                         6,000           6,008
CSX Corp.
   2.618% due 06/24/2002 (d)                         6,900           6,899
Enron Corp.
   8.000% due 08/15/2005 (j)                         1,100             341
Kroger Co.
   7.150% due 03/01/2003                            12,115          12,484
Rollins Truck Leasing Co.
   8.250% due 05/01/2002                            29,900          30,007
TCI Communications, Inc.
   2.601% due 03/11/2003 (d)                         4,000           4,009
Walt Disney Co.
   3.900% due 09/15/2003                             4,700           4,682
Waste Management, Inc.
   7.700% due 10/01/2002                             9,200           9,355
Weyerhaeuser Co.
   3.045% due 09/15/2003 (d)                         3,200           3,200
                                                                  --------
                                                                    83,631
                                                                  ========
Utilities 2.0%
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                             3,700           3,820
France Telecom
   3.613% due 03/14/2003 (d)                         9,200           9,227
Georgia Power Co.
   5.250% due 05/08/2003                             3,800           3,866
Niagara Mohawk Power Co.
   7.375% due 07/01/2003                             1,815           1,893

Sprint Capital Corp.
   2.370% due 06/10/2002 (d)                         1,100           1,100
                                                                  --------
                                                                    19,906
                                                                  --------
Total Corporate Bonds & Notes                                      209,601
(Cost $211,326)                                                   ========

 U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (g)
   3.625% due 07/15/2002 (b)                        53,738          54,653
   3.625% due 01/15/2008 (b)                        13,483          13,841
   3.875% due 01/15/2009                               756             785
                                                                  --------
Total U.S. Treasury Obligations                                     69,279
(Cost $68,088)                                                    ========

 MORTGAGE-BACKED SECURITIES 25.3%
Collateralized Mortgage Obligations 11.2%
Bank Mart
   6.883% due 03/01/2019 (d)(k)                      3,093           3,134
Bank of America Mortgage Securities, Inc.
   6.069% due 06/25/2031 (d)                         2,874           3,079
Bear Stearns Adjustable Rate Mortgage Trust
   6.184% due 12/25/2031 (d)                         8,195           8,236
   6.299% due 01/25/2032 (d)                         1,599           1,598
Countrywide Home Loans
   6.050% due 04/25/2029                             2,055           2,077
CS First Boston Mortgage Securities Corp.
   6.960% due 06/20/2029                               615             626
   2.310% due 11/25/2031 (d)                         8,232           8,215
   2.250% due 02/25/2032 (d)                         5,946           5,946
   2.478% due 03/25/2032 (d)                        10,600          10,600
DLJ Acceptance Trust
   7.620% due 10/17/2020 (d)                            88              90
Fannie Mae
   6.727% due 04/25/2020                                15              15
   6.500% due 05/18/2024                               496             500
Freddie Mac
   6.200% due 08/15/2021                             2,295           2,325
   6.500% due 08/15/2023                               318             318
   5.500% due 11/15/2024                            17,857          18,217
Fund America Investors Corp. II
   7.184% due 06/25/2023 (d)                            70              70
General Electric Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                               509             515
   6.250% due 10/25/2028                               252             254
   6.250% due 12/25/2028                             1,444           1,401
Government National Mortgage Association
   4.010% due 09/20/2030 (d)                           118             118
Housing Securities, Inc.
   4.505% due 07/25/2032 (d)                           255             255
J.P. Morgan Commercial Mortgage Finance Corp.
   7.664% due 01/25/2018 (d)                            12              12
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                               191             191
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                               812             817
   7.480% due 10/25/2030 (d)                         1,689           1,730
Resecuritization Mortgage Trust
   2.175% due 04/26/2021 (d)                            64              64
Residential Accredit Loans, Inc.
   8.000% due 06/25/2030                             2,334           2,343
Residential Funding Mortgage Securities, Inc.
   6.599% due 03/25/2018 (d)                           924             923
Salomon Brothers Mortgage Securities VII
   1.000% due 12/25/2030 (d)                        12,138          12,984
Structured Asset Mortgage Investments, Inc.
   9.066% due 06/25/2029 (d)                         9,538          10,570
Structured Asset Securities Corp.
   2.410% due 03/25/2031 (d)                         6,361           6,379
   6.775% due 09/25/2036 (d)                           472             466
TMA Mortgage Funding Trust
   2.140% due 01/25/2029 (d)                         2,473           2,473

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 171

StocksPLUS Fund
March 31, 2002
                                                     Principal
                                                        Amount       Value
                                                        (000s)       (000s)
--------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031 (d)                      $     4,500     $  4,475
                                                                  --------
                                                                   111,018
                                                                  ========
Fannie Mae 7.7%
   6.000% due 01/01/2017-05/16/2017 (i)                66,965       66,504
   6.252% due 12/01/2023  (d)                              15           15
   6.328% due 11/01/2027-04/01/2028 (d)(i)                358          366
   6.446% due 07/01/2018-08/01/2029 (d)(i)              1,263        1,287
   6.500% due 09/01/2005                                2,607        2,675
   6.764% due 02/01/2027 (d)                               25           26
   6.867% due 04/01/2018 (d)                               86           88
   7.900% due 05/01/2022 (d)                               93           94
   8.000% due 03/01/2030-07/01/2031 (i)                 4,483        4,708
                                                                  --------
                                                                    75,763
                                                                  ========
Freddie Mac 0.3%
   6.768% due 07/01/2019  (d)                           1,917        1,942
   7.616% due 12/01/2022  (d)                             350          359
   8.161% due 06/01/2022  (d)                             199          203
   8.500% due 04/01/2025-06/01/2025 (i)                    58           62
                                                                  --------
                                                                     2,566
                                                                  ========
Government National Mortgage Association 6.1%
   6.750% due 07/20/2018-07/20/2027 (d)(i)             15,186       15,560
   7.000% due 01/15/2029-12/15/2029 (i)                   833          849
   7.125% due 12/20/2022-12/20/2027 (d)(i)              3,338        3,426
   7.375% due 02/20/2026-02/20/2028 (d)(i)              8,776        8,963
   7.500% due 09/15/2029-10/15/2031 (i)                   909          946
   8.000% due 04/20/2030-01/20/2031 (d)(i)             29,026       30,453
                                                                  --------
                                                                    60,197
                                                                  ========
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
   6.500% due 09/25/2008                                   77            7
   6.500% due 02/25/2021                                  442            8
   7.000% due 07/25/2021                                  363           39
   6.500% due 03/25/2023                                1,565          195
Freddie Mac (IO)
   6.500% due 08/15/2006                                   29            0
                                                                       249
                                                                  --------
Total Mortgage-Backed Securities                                   249,791
(Cost $ 248,284)                                                  ========

 ASSET-BACKED SECURITIES 5.7%
ABSC Long Beach Home Equity Loan Trust
   2.191% due 08/21/2030  (d)                           3,350        3,354
AFC Home Equity Loan Trust
   1.910% due 06/25/2028  (d)                           3,785        3,771
Amresco Residential Securities Mortgage Loan Trust
   2.851% due 07/25/2027  (d)                              15           15
Argentina Funding Corp.
   2.362% due 05/20/2003  (d)                           5,333        5,343
Countrywide Asset-Backed Certificates
   2.070% due 05/25/2029  (d)                           4,917        4,898
Cross Country Master Credit Card Trust II
   2.580% due 06/15/2006  (d)                          15,400       15,494
Green Tree Financial Corp.
   6.970% due 04/01/2031                                3,000        3,095
Green Tree Home Improvement Loan Trust
   2.300% due 11/15/2029  (d)                           3,572        3,575
Novastar Home Equity Loan
   2.695% due 04/25/2028  (d)                           1,504        1,504
SallieMae
   5.141% due 07/25/2004  (d)                              46           46
   2.372% due 10/25/2005  (d)                           2,440        2,448
   2.158% due 04/25/2006  (d)                           1,185        1,187
Starwood Hotels & Resorts
   2.656% due 02/23/2003                                7,494        7,414
USAA Auto Loan Grantor Trust
   6.100% due 02/15/2006                                4,415        4,508
                                                                  --------
Total Asset-Backed Securities                                       56,652
(Cost $56,451)                                                    ========

 SOVEREIGN ISSUES 3.1%
Hydro-Quebec
   5.187% due 09/29/2049 (d)                            1,200        1,045
Republic of Brazil
   3.187% due 04/15/2006 (d)                           20,772       19,241
   3.250% due 04/15/2009 (d)                              971          832
Republic of Panama
   2.990% due 05/10/2002 (d)                              275          274
United Mexican States
5.625% due 04/07/2004 (d)                               9,000        9,023
                                                                  --------
Total Sovereign Issues                                              30,415
(Cost $30,713)                                                    ========

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%
Commonwealth of New Zealand
   4.500% due 02/15/2016 (g)                     N$     9,750        4,646
United Mexican States
   8.750% due 05/30/2002                         BP     3,000        4,292
   7.000% due 06/02/2003                         C$     6,000        3,773
                                                                  --------
Total Foreign Currency-Denominated Issues                           12,711
(Cost $15,307)                                                    ========

 PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
   Strike @ 93.750 Exp. 06/17/2002                $    94,000            1
   Strike @ 92.500 Exp. 06/30/2002                    743,000            5
   Strike @ 96.250 Exp. 06/17/2002                    200,000            3
PNC Mortgage Securities (OTC)
   7.500% due 05/25/2040
   Strike @ 100.000 Exp. 04/01/2005                     6,200            0
                                                                  --------
Total Purchased Put Options                                              9
(Cost $13)                                                        ========

 PREFERRED SECURITY 0.1%
                                                       Shares
DG Funding Trust
   4.159% due 12/29/2049 (d)                              110        1,133
                                                                 ---------
Total Preferred Security                                             1,133
(Cost $1,103)                                                    =========

 PREFERRED STOCK 0.8%
TCI Communications, Inc.
   9.720% due 12/31/2036                              303,565        7,595
                                                                 ---------
Total Preferred Stock                                                7,595
(Cost $7,996)                                                    =========

                                                    Principal
                                                       Amount
                                                       (000s)
 SHORT-TERM INSTRUMENTS 41.1%
Commercial Paper 38.0%
Abbey National North America
   1.920% due 04/01/2002                          $    38,000       38,000
BP Amoco Capital PLC
   1.850% due 04/01/2002                               49,000       49,000
Fannie Mae
   1.750% due 05/08/2002 (b)                               30           30
   1.900% due 08/21/2002                               28,000       27,767
   1.880% due 08/28/2002                                9,000        8,921
Federal Home Loan Bank
   1.775% due 04/24/2002                               10,000        9,989
Freddie Mac
   1.785% due 04/30/2002 (b)                            3,400        3,395
   1.800% due 05/07/2002 (b)                            2,100        2,096
   0.010% due 08/30/2002                               16,000       15,856
   2.085% due 09/12/2002                               29,000       28,712
Gillette Co.
   1.820% due 04/01/2002                               38,000       38,000
Goldman Sachs Group, Inc.
   1.860% due 04/03/2002                               49,000       48,995

172 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                         Principal
                                                                            Amount             Value
                                                                            (000s)            (000s)
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp.
   3.210% due 04/23/2002                                                $   17,100       $    17,066
   3.450% due 05/07/2002                                                       600               598
TotalFinaElf SA
   1.870% due 04/02/2002                                                    38,000            37,998
UBS Finance, Inc.
   1.850% due 04/01/2002                                                    49,000            49,000
                                                                                         -----------
                                                                                             375,423
                                                                                         ===========
Repurchase Agreement 1.5%
State Street Bank
   1.550% due 04/01/2002                                                    13,979            13,979
                                                                                         -----------
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 8.500% due 02/15/2020 valued at $14,261.
   Repurchase proceeds are $13,981.)

U.S. Treasury Bills 1.6%
   1.711% due 05/02/2002 (b)(i)                                             16,105            16,081
                                                                                         -----------
Total Short-Term Instruments                                                                 405,483
                                                                                         ===========
(Cost $405,547)

Total Investments (a) 105.6%                                                             $ 1,042,669
(Cost $1,044,828)

Written Options (c) (0.3%)                                                                    (3,240)
(Premiums $2,886)

Other Assets and Liabilities (Net) (5.3%)                                                    (52,265)
                                                                                         -----------
Net Assets 100.0%                                                                        $   987,164
                                                                                         ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,044,837 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                           $     4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                              (6,874)
                                                                                         -----------
Unrealized depreciation-net                                                              $    (2,168)
                                                                                         ===========

(b) Securities with an aggregate market value of $78,612 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                                          Unrealized
                                                                              # of     Appreciation/
Type                                                                     Contracts    (Depreciation)
----------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                                             99          $     51
S&P 500 Index (06/2002)                                                      2,536            27,293
S&P 500 Index (09/2002)                                                        100              (399)
Eurodollar June Futures (06/2002)                                               47               278
Eurodollar September Futures (09/2002)                                          11                (5)
Eurodollar March Futures (03/2003)                                              82               247
                                                                                            --------
                                                                                            $ 27,465
                                                                                            ========

(c) Premiums received on written options:

                                                                 # of
Type                                                        Contracts      Premium            Value
--------------------------------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
  Strike @ 141.500 Exp. 06/05/2002                         637,352,000    $     321         $   325

Put - OTC Euro vs. U.S. Dollar
 Strike @ 0.935 Exp. 06/05/2002                             28,595,000        1,751           1,858

Put - OTC Euro vs. U.S. Dollar
  Strike @ 0.930 Exp. 05/08/2002                             2,280,000          144             135

Put - CME Eurodollar June Futures
  Strike @ 95.500 Exp. 06/17/2002                                  184          134               1

Put - CME Eurodollar June Futures
  Strike @ 95.750 Exp. 06/17/2002                                   84           51               1

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002                                   60           45               0

Put - CME Eurodollar September Futures
  Strike @ 97.250 Exp. 09/16/2002                                  115           71             175

Put - CME Eurodollar September Futures
  Strike @ 96.750 Exp. 09/16/2002                                   44           24              34

Put - CME Eurodollar December Futures
  Strike @ 96.000 Exp. 12/16/2002                                  149           66             142

Put - CME Eurodollar December Futures
  Strike @ 96.500 Exp. 12/16/2002                                  351          279             569
                                                                          ---------         -------
                                                                          $   2,886         $ 3,240
                                                                          =========         =======

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                      Principal
                                         Amount                             Unrealized
                                     Covered by          Settlement      Appreciation/
Type            Currency               Contract               Month     (Depreciation)
---------------------------------------------------------------------------------------
Sell                  BP                  3,975             05/2002      $          (3)
Sell                  C$                  6,736             04/2002                  7
Buy                   EC                 37,275             04/2002               (501)
Sell                                      6,916             04/2002                (17)
Sell                                      2,170             05/2002                 (5)
Sell                                     26,598             06/2002                171
Buy                   JY              4,486,155             04/2002               (191)
Sell                                  5,379,859             04/2002                526
Buy                                   1,398,453             06/2002                 13
Sell                                    813,856             06/2002                  0
Sell                  N$                 10,942             04/2002               (245)
                                                                         -------------
                                                                         $        (245)
                                                                         =============

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 173

StocksPLUS Fund
March 31, 2002

--------------------------------------------------------------------------------

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2002:

                                                                              Unrealized
                                                               Notional    Appreciation/
Type                                                             Amount   (Depreciation)
-----------------------------------------------------------------------------------------
Receive total return on S&P 500 Index and
pay floating rate based on 1-month LIBOR plus 0.160%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                              $   43,161      $         0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                                  56,692                0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.190%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/26/2003                                                  89,635                0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                                  20,193                0

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                                  10,500             (168)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                                  15,500               47

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Bank One Corp. 6.500% due 02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                                  17,000               (3)
                                                                             -----------
                                                                             $      (124)
                                                                             ===========

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Security is in default.

(k) Restricted security

174 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Municipal Bond Fund
March 31, 2002

                                                             Principal
                                                                Amount    Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 107.3%

Alaska 0.3%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 2001
1.350% due 12/01/2029 (d)                                       $  500  $   500
                                                                        -------
Arizona 1.5%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                              650      661

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998  5.375% due 06/01/2010                               1,210    1,266

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004                                              880      948
                                                                        -------
                                                                          2,875
                                                                        =======
California 8.6%
Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.000% due 09/02/2006                   360      364

Capistrano, California Unified School District Special
Tax Bonds, Series 1999 5.000% due 09/01/2008                       350      353

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2026                                            1,565    1,048
5.875% due 01/15/2027                                            1,500      998

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                            1,000      260

Grant, California Unified High School District Certificates of
Participation Revenue Bonds, (FSA Insured), Series 2001
1.700% due 09/01/2025 (d)                                        1,000    1,000

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                              150      154
4.900% due 09/02/2005                                              310      318
5.000% due 09/02/2006                                              150      154

Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006                                              350      364

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                            1,000    1,089

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 07/01/2027                                            4,000    3,895

Oceanside, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032                                            2,095    2,066

Orange County, California Improvement Bonds,
Series 1998-A 4.900% due 09/02/2005                                245      251

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998-A
4.900% due 09/02/2003                                              150      155
5.000% due 09/02/2004                                              150      157

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                                  170      173

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                              345      350

Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                            1,000      949

Sacramento, California Refunding Bonds, Series 1998
5.000% due 09/02/2004                                              350      355
4.900% due 09/02/2005                                              295      299

San Juan, California M.S.R. Public Power Project
Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012                                            1,000    1,040

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                 350      359
                                                                        -------
                                                                         16,151
                                                                        =======

Colorado 3.5%
Colorado Educational and Cultural Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.450% due 03/01/2031 (d)                                        1,200    1,200

Colorado Health Facilities Authority Revenue Bonds,
(KBC Bank NV Insured), Series 2000
1.550% due 03/01/2025 (d)                                        1,000    1,000

Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                              795      819

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-B3 6.700% due 10/01/2016                               240      260

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                               250      279

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                                  500      506

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                              1,390    1,371

Meridian Metro District of Colorado General Obligation
Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009                                            1,075    1,034
                                                                        -------
                                                                          6,469
                                                                        =======
Connecticut 8.9%
Connecticut State General Obligation Bonds, Series 2001
7.010% due 12/15/2012 (d)                                        5,000    5,863

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (Fleet National Bank Insured), Series 1997
1.200% due 07/01/2029 (d)                                        2,000    2,000

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.350% due 07/01/2030 (d)                                        4,100    4,100

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, Series 2001
1.000% due 07/01/2036 (d)                                          700      700

Connecticut State Health and Educational Facilities Revenue
Bonds, (Fleet National Bank Insured), Series 2002
1.350% due 07/01/2032 (d)                                        4,000    4,000
                                                                        -------
                                                                         16,663
                                                                        =======
Florida 1.2%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                              105      107

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 175

Municipal Bond Fund
March 31, 2002
                                                              Principal
                                                                Amount    Value
                                                                 (000s)   (000s)
--------------------------------------------------------------------------------
Orange County, Florida Health Facilities Authority Revenue
Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                         $   290  $   328

Orange County, Florida School Board Certificates of
Participation Bonds, (AMBAC Insured), Series 2000
1.350% due 08/01/2025 (d)                                       1,400    1,400

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A
3.973% due 10/01/2015 (d)                                         500      501
                                                                       -------
                                                                         2,336
                                                                       =======
Georgia 8.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FSA Insured), Series 2002
1.350% due 11/01/2041 (d)                                      11,900   11,900

Dahlonega, Georgia Downtown Development Student
Housing Authority Revenue Bonds, (First Union National
Bank Insured), Series 2001
1.550% due 06/01/2028 (d)                                       2,700    2,700

Georgia Municipal Electric Authority Revenue Bonds,
(FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012                                           1,255    1,355

Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                             200      224
                                                                       -------
                                                                        16,179
                                                                       =======
Hawaii 1.3%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                           1,415    1,417

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008                                           1,000    1,067
                                                                       -------
                                                                         2,484
                                                                       =======
Illinois 2.9%
Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                           1,000      343

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001
5.530% due 01/01/2020                                           1,290      785

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996
5.750% due 05/01/2013                                           1,135    1,179

Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                           2,000    2,186

Palatine Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998
     5.250% due 01/01/2017                                      1,000    1,027
                                                                       -------
                                                                         5,520
                                                                       =======
Indiana 5.3%
Brownsburg, Indiana 1999 School Building Corp. General
Obligation Bonds, (AMBAC Insured), Series 2002
     5.375% due 02/01/2023                                      1,395    1,390
Danville, Indiana Multi-School Building General Obligation
Bonds, (FSA Insured), Series 2001
     3.900% due 07/15/2008                                        485      475
     4.750% due 07/15/2009                                        200      204
     5.000% due 07/15/2010                                        180      186
     4.250% due 07/15/2011                                        290      281
     4.400% due 01/15/2012                                        170      165
     4.500% due 01/15/2013                                        190      185
     4.650% due 01/15/2014                                        210      205
     4.750% due 01/15/2015                                        235      228
     4.850% due 01/15/2016                                        295      286
East Washington, Indiana Multi-School Building Corp.
Revenue Bonds, (FGIC Insured), Series 2002
     5.375% due 07/15/2028                                      2,560    2,530
Hamilton Southeastern Indiana Construction School
Building Revenue Bonds, (FSA State Aid Withholding
Insured), Series 2001
     5.000% due 07/15/2010                                        760      784
Indianapolis, Indiana Local Public Improvement Bonds
Bank Transportation Revenue Bonds, Series 1992
     6.750% due 02/01/2014                                      1,000    1,165
La Porte Indiana Multi School Building Revenue Bonds,
(MBIA Insured), Series 2001
     5.250% due 01/15/2013                                      1,000    1,043
South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000
     5.100% due 02/01/2011                                        405      410
     5.200% due 02/01/2012                                        230      233
     5.500% due 02/01/2015                                        180      183
                                                                       -------
                                                                         9,953
                                                                       =======
Kentucky 3.0%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
     9.320% due 06/06/2012 (d)                                  5,000    5,624
                                                                       -------
Louisiana 4.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured),
Series 2000
     5.700% due 01/01/2010                                        250      264
Louisiana State General Obligation Bonds, (FGIC Insured),
Series 2002
     5.000% due 04/01/2018                                      5,000    4,911
     5.000% due 04/01/2019                                        700      684
Louisiana Tobacco Settlement Financing Corporation
Revenue Bonds, Series 2001
     5.780% due 05/15/2039 (d)                                  3,215    2,798
                                                                       -------
                                                                         8,657
                                                                       =======
Massachusetts 3.5%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993 5.950% due 10/01/2008              1,500    1,558

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                             400      386

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                             210      208
4.800% due 11/01/2008                                              90       89

Massachusetts State General Obligation Ltd. Bonds,
(MBIA-IBC Insured), Series 1993 5.500% due 02/01/2011           1,000    1,043

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, (MBIA-State Street Bank &
Trust Insured), Series 1985 1.350% due 01/01/2035 (d)           2,600    2,600

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                             500      526

Massachusetts State Health Facilities Authority Revenue
Bonds, Series 1993 5.500% due 10/01/2002                          140      140
                                                                       -------
                                                                         6,550
                                                                       =======
Michigan 4.1%
Detroit, Michigan City School District General Obligation
Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031                                             750      718

Michigan Public Power Agency Revenue Bonds,
(AMBAC Insured), Series 2001
5.250% due 01/01/2015                                           1,000    1,021

176 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                             Principal
                                                                Amount   Value
                                                                (000s)   (000s)
-------------------------------------------------------------------------------
Michigan State Environmental Protection Program General
Obligation Bonds, Series 1992
     6.250% due 11/01/2012                                  $   1,100   $ 1,241
Michigan State Strategic Fund Ltd. Obligation Revenue
Bonds, Series 2001
     5.450% due 09/01/2029                                      2,000     1,898
Mount Clemens, Michigan Community School District
General Obligation Bonds, (Q-SBLF Insured), Series 2001
     5.000% due 05/01/2031                                      3,000     2,811
                                                                        -------
                                                                          7,689
                                                                        =======
Minnesota 0.5%
New Richland, Minnesota Revenue
Bonds, Series 1998
     4.500% due 08/01/2004                                      1,000     1,022
                                                                        -------
Missouri 2.1%
Missouri State Health &
Educational Facilities Authority
Revenue Bonds, (JP Morgan/Chase & Co. Insured),
Series 2000
     1.400% due 03/01/2040 (d)                                  3,000     3,000
Missouri State Housing Development Community Revenue
Bonds, (FHA Insured), Series 2001
     5.250% due 12/01/2016                                      1,000     1,005
                                                                        -------
                                                                          4,005
                                                                        =======
Nevada 0.6%
Nevada State General Obligation
Bonds, (FGIC Insured), Series 2001
     8.020% due 05/15/2028 (d)                                    500       440
Nevada State General Obligation Ltd. Bonds, Series 2002
     4.900% due 11/01/2016                                        790       779
                                                                        -------
                                                                          1,219
                                                                        =======
New Hampshire 1.6%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
     5.125% due 07/01/2016                                      2,980     2,966
                                                                        -------
New Jersey 13.4%
New Jersey Economic Development
Authority RevenueBonds, (GTY AGMT Insured), Series 1998
     6.000% due 11/01/2028                                      5,000     4,839
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
     5.600% due 01/01/2012                                      1,000       941
     6.375% due 04/01/2018                                      1,500     1,669
     6.500% due 04/01/2018                                        250       270
     6.375% due 04/01/2031                                     10,000    11,129
     6.500% due 04/01/2031                                      2,115     2,287
     0.000% due 04/01/2013                                      1,595       863
New Jersey Economic Development Authority Revenue
Bonds, Series 1999
     6.625% due 09/15/2012                                      3,500     3,273
                                                                        -------
                                                                         25,271
                                                                        =======
New Mexico 0.2%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A
     5.250% due 05/15/2007                                        315       300
                                                                        -------
New York 2.3%
Long Island, New York Electric
Power Authority Revenue Bonds, (FSA Insured), Series 2000
     8.220% due 12/01/2022 (d)                                    625       601
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
     5.250% due 07/15/2011                                      1,000     1,014
New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000
     5.850% due 07/01/2010                                      1,000     1,034
Schenectady, New York Industrial Development Agency
Civic Facility Revenue Bonds, Series 2001
     5.500% due 07/01/2016                                      1,640     1,737
                                                                        -------
                                                                          4,386
                                                                        =======
Ohio 5.5%
Franklin County, Ohio Hospital Revenue Bonds, Series 1996
     1.400% due 12/01/2021 (d)                                  6,370     6,370
Lucas County, Ohio Health Care Facility Revenue Bonds,
(Keybank Insured), Series 2000
     1.500% due 08/15/2030 (d)                                  1,000     1,000
Trumbull County, Ohio Health Care Facility Revenue
Bonds, (RADIAN-Fleet National Bank Insured), Series 2001
     1.350% due 10/01/2031 (d)                                  3,000     3,000
                                                                        -------
                                                                         10,370
                                                                        =======
Oklahoma 0.5%
Oklahoma Housing Finance Agency Single Family Revenue
Bonds, Series 2001
     0.000% due 09/01/2032                                      6,710       896
                                                                        -------
Pennsylvania 1.6%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998
     4.900% due 12/01/2008                                        100        96
Delaware County, Pennsylvania Industrial Development
Authority Revenue Bonds, Series 1997
     6.500% due 01/01/2008                                        725       774
Pennsylvania Convention Center Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1994-A
     6.750% due 09/01/2019                                      2,000     2,195
                                                                        -------
                                                                          3,065
                                                                        =======
Puerto Rico 0.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000
     5.750% due 07/01/2010                                        750       796
     6.000% due 07/01/2026                                        150       155
                                                                        -------
                                                                            951
                                                                        =======
South Carolina 1.5%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
     5.700% due 07/01/2012                                      1,000     1,012
South Carolina State Public Service Authority Revenue
Bonds, Series 1993
     9.138% due 06/28/2013 (d)                                  1,700     1,804
                                                                        -------
                                                                          2,816
                                                                        =======
South Dakota 0.1%
South Dakota Housing Development Authority,
(FHA/VA Insured)
     5.050% due 05/01/2010                                        225       229
                                                                        -------
Tennessee 2.0%
Knox County, Tennessee Health Educational & Housing
Facilities Board Revenue Bonds, Series 2002
     6.375% due 04/15/2022                                      1,000       987
Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998
     4.450% due 08/01/2007                                      1,000       999
Sullivan County, Tennessee Health Educational & Housing
Facilities Board Revenue Bonds, Series 2002
     6.250% due 09/01/2022                                      1,000       980
Sullivan County, Tennessee Industrial Development Revenue
Bonds, (GNMA Insured), Series 1995
     6.250% due 07/20/2015                                        750       790
                                                                        -------
                                                                          3,756
                                                                        =======
Texas 12.3%
Bexar County, Texas Housing Finance Corporate Multi-Family
Revenue Bonds, (FNMA Insured), Series 2001
     4.875% due 06/15/2011                                        900       895
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
     0.000% due 05/01/2035                                      2,190       317
Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
     4.900% due 10/01/2015                                      1,500     1,497

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 177

Municipal Bond Fund
March 31, 2002

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------

Dallas-Fort Worth International Airport Facility Improvement
Corp. Revenue Bonds, Series 2000
5.946% due 05/01/2029 (d)                                    $  1,000   $   977

Del Rio Texas Waterworks & Sewer System Revenue Bonds,
(MBIA Insured), Series 1993 5.500% due 06/01/2015               2,400     2,463

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured)
5.250% due 02/15/2032                                           2,000     1,928

Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015                                             250       252

Harris County, Texas Health Facilities Development Hospital
Revenue Bonds, (Morgan Guaranty Trust Insured),
Series 1994 1.500% due 12/01/2025 (d)                             500       500

Houston, Texas Airport System Revenue Bonds,
Series 2001 6.750% due 07/01/2029                               1,000       877

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001 5.500% due 12/01/2017                1,000     1,027

Katy, Texas Independent School District General Obligation
Ltd. Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                           1,500     1,344

Lamar, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                           1,750     1,634

Midlothian, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                           1,000       388

North Texas State University Revenue Bonds, (FSA Insured),
Series 1999 5.375% due 04/15/2014                                 250       258

Pasadena, Texas General Obligation Bonds, (FGIC Insured),
Series 2002 5.125% due 04/01/2024                               1,750     1,672

Red River, Texas Educational Finance Revenue Bonds,
Series 2000 5.750% due 05/15/2017                                 750       784

Rio Grande City, Texas Construction Independent School
District General Obligation Bonds, (PSF-GTD Insured),
Series 2000 5.875% due 08/15/2018                               1,825     1,934

Sabine River, Texas Pollution Control Authority Revenue
Bonds, Series 2001 5.500% due 05/01/2022                        1,000     1,002

Texas State Affordable Multi-Family Housing Revenue
Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012                                           3,335     3,325
                                                                       --------
                                                                         23,074
                                                                       ========
Virginia 0.5%
Virginia State Housing Development Authority Revenue
Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031                                           1,000       993
                                                                       --------
Washington State 2.8%
University of Washington Revenue Bonds, (AMBAC Insured),
Series 2002
5.125% due 12/01/2017                                           2,715     2,696
5.250% due 12/01/2023                                           2,595     2,536
                                                                       --------
                                                                          5,232
                                                                       ========
West Virginia 0.7%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 9.928% due 05/16/2019 (d)                           1,200     1,275
                                                                       --------

Wisconsin 1.3%
Hudson, Wisconsin School District General Obligation
Bonds, (FGIC Insured), Series 2002
5.000%  due 10/01/2017                                          1,420     1,395
5.000%  due 10/01/2019                                          1,040     1,009
                                                                       --------
                                                                          2,404
                                                                       --------
Total Municipal Bonds & Notes                                           201,880
                                                                       ========
(Cost $200,635)

   U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)(e)                                 279       285
U.S. Treasury Notes
     3.500% due 11/15/2006 (c)                                 16,500    15,611
                                                                       --------
Total U.S. Treasury Obligations                                          15,896
                                                                       ========
(Cost $16,131)

   SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 2.6%
SSgA Tax Free Money Market
     1.170% due 04/01/2002                                      4,928     4,928
                                                                       --------
U.S. Treasury Bills 0.0%
     1.700% due 05/02/2002 (b)                                     30        30
                                                                       --------
Total Short-Term Instruments                                              4,958
                                                                       ========
(Cost $4,958)

Total Investments (a) 118.3%                                           $222,734
(Cost $221,724)
Other Assets and Liabilities (Net) (18.3%)                              (34,463)
                                                                       --------
Net Assets 100.0%                                                      $188,271
                                                                       ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $221,725 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  3,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,223)
                                                                       --------
Unrealized appreciation-net                                            $  1,009
                                                                       ========
(b) Securities with an aggregate market value of $ 315 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                    # of             Unrealized
Type                                           Contracts           Appreciation
-------------------------------------------------------------------------------
Municipal Bond (06/2002)                             137               $    103
U.S. Treasury 30 Year Bond (06/2002)                  70                    336
                                                                       --------
                                                                       $    439
                                                                       ========

(c) Security, or a portion thereof, subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

178 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Short Duration Municipal Income Fund
March 31, 2002
                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------

   MUNICIPAL BONDS & NOTES 90.4%

Alaska 3.2%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 1993 1.300% due 12/01/2033 (b)         $  500   $  500

Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 2001 1.350% due12/01/2029 (b)             500      500
                                                                      ------
                                                                       1,000
                                                                      ======
Arizona 1.6%
Maricopa County, Arizona Pollution
Control Revenue Bonds,
(LOC-Bank of America Insured), Series 1994
1.350% due 05/01/2029 (b)                                       500      500
                                                                      ------

California 3.3%
East Bay, California Municipal Utility District Water
System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008                                         1,000    1,037
                                                                      ------
Colorado 5.4%
Colorado Health Facilities Authority Revenue Bonds,
(LOC-KBC Bank Insured), Series 2000
1.550% due 03/01/2025 (b)                                       700      700

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2002                             500      504

Parkview Metro District of Colorado General Obligation
Bonds, (LOC-Central Bank Denver Insured),
Series 1993 1.550% due 12/01/2012 (b)                           500      500
                                                                      ------
                                                                       1,704
                                                                      ======
Connecticut 1.9%
Connecticut State Health and
Education Facilities Authority
Revenue Bonds, (RADIAN, SPA-Morgan Guaranty Insured),
Series 2001 1.400% due 07/01/2031 (b)                           600      600

Florida 10.9%
Collier County, Florida Multi-Family Housing Finance
Authority Revenue Bonds, (LIQ FAC-Fannie Mae Insured),
Series 2002 4.600% due 08/15/2011                               665      654

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured),
Series 1997 4.840% due 12/01/2017 (b)                           500      482

Orange County, Florida School Board Certificate of
Participation Bonds, (AMBAC Insured),
Series 2000 1.300% due 08/01/2025 (b)                           995      995

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 4.143% due 10/01/2015 (b)                         750      751

Palm Beach County, Florida Health Facilities Authority
Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022                                           500      530
                                                                      ------
                                                                       3,412
                                                                      ======
Georgia 3.0%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FSA, SPA-Dexia Credit Insured), Series 2002
1.300% due 11/01/2041 (b)                                       940      940
                                                                      ------
Illinois 2.7%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 6.520% due 07/01/2012 (b)                           300      328

Illinois Health Facilities Authority Revenue Bonds,
Series 1977 6.700% due 10/01/2005                               480      509
                                                                      ------
                                                                         837
                                                                      ======
Kansas 1.6%
Burlington, Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991 7.000% due 06/01/2031               500      515
                                                                      ------
Maine 1.0%
Eastport, Maine Industrial Development Revenue Bonds,
(Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003                                           300      308
                                                                      ------

Massachusetts 4.0%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993 5.950% due 10/01/2008              250      260

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, (MBIA, SPA-State Street Insured),
Series 1985 3.300% due 01/01/2035 (b)                         1,000    1,000
                                                                      ------
                                                                       1,260
                                                                      ======
Michigan 1.9%
University of Michigan Revenue Bonds, Series 1992
1.450% due 12/01/2019 (b)                                       300      300

University of Michigan Revenue Bonds, Series 1998
1.450% due 12/01/2024 (b)                                       300      300
                                                                      ------
                                                                         600
                                                                      ======
Missouri 3.0%
Kansas City, Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
1.400% due 04/15/2015 (b)                                       100      100

Missouri State Health & Educational Facilities Authority
Revenue Bonds, (SPA-JP Morgan Chase Insured),
Series 1996 1.400% due 09/01/2030 (b)                           700      700

Missouri State Housing Development Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027                                           125      134
                                                                      ------
                                                                         934
                                                                      ======
New Jersey 5.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.375% due 04/01/2018                                           500      557
6.375% due 04/01/2031                                         1,000    1,113
                                                                      ------
                                                                       1,670
                                                                      ======
New York 1.9%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1992 5.900% due 07/01/2005               100      102

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.300% due 07/01/2002               500      503
                                                                      ------
                                                                         605
                                                                      ======
North Carolina 3.2%
North Carolina Municipal Power Agency No. 1 Catawba
Electric Revenue Bonds, (MBIA Insured), Series 1993
7.920% due 01/01/2020 (b)                                     1,000    1,019
                                                                      ------
Ohio 5.4%
Ohio State Air Quality Development
Authority Revenue Bonds,
(Barclays Bank PLC Insured), Series 1995
1.450% due 09/01/2030 (b)                                       300      300

Ohio State Air Quality Development Authority Revenue
Bonds, (Morgan Guaranty Trust Insured), Series 1985
1.450% due 12/01/2015 (b)                                       400      400

Trumbull County, Ohio Health Care Facility Revenue Bonds,
(RADIAN, SPA-Fleet Bank Insured), Series 2001
1.300% due 10/01/2031 (b)                                     1,000    1,000
                                                                      ------
                                                                       1,700
                                                                      ======

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 179

Short Duration Municipal Income Fund
March 31, 2002

                                                              Principal
                                                                 Amount    Value
                                                                 (000s)   (000s)
--------------------------------------------------------------------------------
Pennsylvania 4.1%
Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, (LOC-Morgan Guaranty Trust Insured),
Series 1997 1.500% due 07/01/2025 (b)                         $   1,300 $ 1,300
                                                                        -------

Puerto Rico 2.9%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2010                                   250     265

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992 10.303% due 07/01/2023 (b)               600     630
                                                                        -------
                                                                            895
                                                                        =======

Tennessee 6.4%
Bradley County, Tennessee Industrial Development Board
Revenue Bonds, (Loc-Wachovia Bank Insured),
Series 1993 1.450% due 11/01/2017 (b)                             1,000   1,000

Metropolitan Nashville Airport Authority Revenue Bonds,
(LOC-Bayerische Landesbank Insured), Series 1995
1.300% due 10/01/2012 (b)                                         1,000   1,000
                                                                        -------
                                                                          2,000
                                                                        =======

Texas 9.6%
Brownsville, Texas Utility Systems Revenue Bonds,
(MBIA Insured), Series 2001 1.450% due 09/01/2025 (b)               500     500

Dallas-Fort Worth International Airport Facility Improvement
Corp. Revenue Bonds, Series 2000 5.950% due 05/01/2029              500     489

Hurst Euless Bedford Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series 1994
6.500% due 08/15/2024                                             1,000   1,074

Sabine River Authority, Texas Pollution Control Revenue
Bonds, Series 2001 4.000% due 05/01/2028                            500     499

San Antonio, Texas Airport System Revenue Bonds,
(AMBAC Insured), Series 1991 7.375% due 07/01/2012                  425     456
                                                                        -------
                                                                          3,018
                                                                        =======

Utah 2.9%
Eagle Mountain, Utah Gas and Electric Revenue Bonds,
(LOC-BNP Paribas Insured), Series 2001
1.450% due 12/01/2025 (b)                                           900     900

Virginia 1.0%
Roanoke, Virginia Industrial Development Authority Hospital
Revenue Bonds, (First Union National Bank Insured),
Series 1995 1.500% due 07/01/2019 (b)                               300     300
                                                                        -------
Washington 1.0%
Washington State Health Care Facilities Authority Revenue
Bonds, (Morgan Guaranty Trust Insured), Series 1991
1.450% due 01/01/2018 (b)                                           300     300
                                                                        -------
Washington, D.C. 3.2%
District of Columbia General Obligation Bonds,
(LOC-Morgan Guaranty Trust Insured), Series 1991
1.400% due 06/01/2003 (b)                                         1,000   1,000
                                                                        -------
Total Municipal Bonds & Notes                                            28,354
                                                                        =======
(Cost $28,143)

   SHORT-TERM INSTRUMENTS 8.2%

Money Market Fund 6.7%
Reich & Tang New York Money Market
    1.030% due 04/01/2002                                     $   1,055 $ 1,055

SSgA Tax Free Money Market
    1.170% due 04/01/2002                                         1,055   1,055
                                                                        -------
                                                                          2,110
                                                                        =======
Repurchase Agreement 0.8%
State Street Bank
    1.550% due 04/01/2002                                           261     261
                                                                        -------
    (Dated 03/28/2002. Collateralized by Fannie Mae
    5.000% due 02/14/2003 valued at $269.
    Repurchase proceeds are $261.)

U.S. Treasury Bills 0.7%
    1.745% due 05/02/2002                                           200     200
                                                                        -------
Total Short-Term Instruments                                              2,571
                                                                        =======
(Cost $ 2,571)

Total Investments (a) 98.6%                                             $30,925
(Cost $30,714)

Other Assets and Liabilities (Net) 1.4%                                     451
                                                                        -------
Net Assets 100.0%                                                       $31,376
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $30,715 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $   347

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (137)
                                                                        -------
Unrealized appreciation-net                                             $   210
                                                                        =======

(b) Variable rate security. The rate listed is as of March 31, 2002.

180 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
California Intermediate Municipal Fund
March 31, 2002

                                                              Principal
                                                                 Amount    Value
                                                                 (000s)   (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 102.3%

California 78.0%
A B C California Unified School District General Obligation
Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030                                         $   1,850  $   357
0.000% due 08/01/2031                                             1,285      234
0.000% due 08/01/2032                                             1,965      336
0.000% due 08/01/2033                                             1,670      270
0.000% due 08/01/2034                                             1,755      267

Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.500% due 09/02/2012                  3,500    3,493

Anaheim, California Public Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (d)                                           150      157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                               490      497

California Education Facilities Authority Revenue Bonds,
Series 1997-A 5.700% due 10/01/2015                                 135      146

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                               350      367

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                               100      105

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                               150      152

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                               500      501

California State General Obligation Bonds,
(FGIC Insured), Series 1997 5.000% due 10/01/2004                   325      342

California State General Obligation Bonds,
(MBIA Insured), Series 1991 6.600% due 02/01/2011                 1,000    1,158

California State General Obligation Bonds,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                   400      470

California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010                                             1,730    1,970

California State General Obligation Bonds,
Series 1997-BL 5.300% due 12/01/2012                                400      407

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                               100      105
5.250% due 03/01/2013                                               300      310

California State Public Works Board Lease Revenue
Bonds, Series 1994-A 6.375% due 11/01/2014                          500      555

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                             2,000    2,019

California Statewide Communities Development Authority
Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015                                             1,000    1,101

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)              2,300    2,297

Capistrano, California Unified School District
Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                             2,000    2,321

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                             1,500    1,468

Chico, California Public Financing Authority Revenue Bonds,
(FSA Insured), Series 1996 5.200% due 04/01/2011                    485      505

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                               230      237
6.400% due 09/01/2018                                               120      123

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                      1,000      995

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                             3,450    3,714
8.820% due 06/01/2020 (d)                                         6,000    6,424

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                              465      563
10.000% due 09/01/2006                                              380      477

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027                                             2,500    1,664

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                             1,000      260

Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005                                               920      920

Irvine Ranch California Water District General
Obligation Bonds, (Helaba Insured), Series 1985
1.350% due 10/01/2009 (d)                                         1,200    1,200

Irvine Ranch, California Water District Revenue Bonds,
(Toronto Dominion Bank Insured), Series 1991
1.350% due 08/01/2016 (d)                                           700      700

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due 05/15/2005                   220      239

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                   150      155

Los Altos, California School District General Obligation
Bonds, Series 2001 5.000% due 08/01/2016                            200      201

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                               500      516

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                               365      397

Los Angeles, California Department of Water & Power
Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013                                             1,500    1,577

See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 181

California Intermediate Municipal Fund
March 31, 2002

                                                                 Principal
                                                                    Amount       Value
                                                                    (000s)      (000s)
--------------------------------------------------------------------------------------
Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA Insured), Series 2001
1.450% due 07/01/2034 (d)                                         $  1,000      $1,000

Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA-Dexia Public Finance Insured),
Series 2001 1.350% due 07/01/2035 (d)                                1,600       1,600

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A 4.600% due 10/01/2007                     150         155

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                                   30          31

Lucia Mar Unified School District, California General
Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022                                                1,215       1,181

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                                  150         173

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Lloyds TSB Bank Insured), Series 2001
1.350% due 07/01/2036 (d)                                            2,000       2,000

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 1.350% due 07/01/2035 (d)                                3,200       3,200

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020 (d)                           600         687

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                                  580         584
6.400% due 09/01/2031                                                  700         698

Orange County, California Community Facilities District
Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                                  455         455
5.700% due 08/15/2012                                                  485         483
5.800% due 08/15/2013                                                  600         595
6.200% due 08/15/2018                                                1,025       1,029

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                    3,250       3,648

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                  1,000       1,119

Orange County, California Sanitation District Certificates of
Participation Bonds, (SPA-Dexia Public Finance Bank Insured),
Series 2000 1.350% due 08/01/2029 (d)                                2,695       2,695

Orange County, California Sanitation District Certificates
of Participation Bonds, (SPA-Dexia Public Finance Insured),
Series 2000 1.350% due 08/01/2030 (d)                                  600         600

Orange County, California Special Financing Authority
Teeter Plan Revenue Bonds, (AMBAC-SPA-First Union
National Bank Insured), Series 1995
1.400% due 11/01/2014 (d)                                            1,300       1,300

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                                1,185       1,211

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                                  250         251

Port of Oakland, California Revenue Bonds,
(FGIC Insured), Series 2000 5.500% due 11/01/2009                 $    500     $   537

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                                  500         512

Riverside County, California Asset Leasing Corp. Revenue
Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                                  250         267

Sacramento, California Municipal Utility District Revenue
Bonds, Series 1983-M 9.000% due 04/01/2013                             960       1,233

San Bernardino County, California Certificates of Participation
Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015                                                2,365       2,428

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026                                                1,000         963

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                                 400         423

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015                                  300         311

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005                                  500         563

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                                    1,000       1,030

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                                  600         673

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022                                                2,000       1,944

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due 10/01/2011                               130         150

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                                  150         172

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                     150         154

Stockton, California Certificates of Participation, Series 1999
4.750% due 08/01/2006                                                  120         125

Tulare County, California Certificates of Participation Bonds,
(MBIA Insured), Series 1998 5.000% due 08/15/2013                    3,225       3,366

West Sacramento California Import Bridge Act 1915 Special
Assessment Bonds, Series 1998 4.800% due 09/02/2002                  1,160       1,171

West Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                                2,675       2,539
                                                                               -------
                                                                                85,528
                                                                               =======

182 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                            Principal
                                                               Amount              Value
                                                               (000s)              (000s)
-----------------------------------------------------------------------------------------
Illinois 1.4%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                        $  1,400            $  1,530
                                                                                 --------
Louisiana 1.7%
Tobacco Settlement Financing Corporation Louisiana
Revenue Bonds, Series 2001 5.875% due 05/15/2039                2,000               1,874

Massachusetts 0.3%
Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000 8.510% due 01/01/2037 (d)             350                 291
                                                                                 --------
New Hampshire 2.5%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                           2,690               2,752
                                                                                 --------
New Jersey 2.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                             250                 270
6.375% due 04/01/2031                                           2,000               2,226
                                                                                 --------
                                                                                    2,496
                                                                                 ========
Puerto Rico 11.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue
Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                           4,330               4,918

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due 07/01/2006                 410                 441

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                             500                 516
5.350% due 07/01/2005                                           5,000               5,162

Puerto Rico Commonwealth Infrastructure Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                             150                 160

Puerto Rico Electric Power Authority Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                               500                 555

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                                 250                 265

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                             150                 158

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                             500                 526
                                                                                 --------
                                                                                   12,701
                                                                                 ========
Texas 0.2%
Arlington, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 2000
8.500% due 02/15/2024 (d)                                         250                 223
                                                                                 --------
Virgin Islands 4.3%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                           3,000               3,163
5.500% due 10/01/2007                                           1,500               1,570
                                                                                 --------
                                                                                    4,733
                                                                                 --------
Total Municipal Bonds & Notes                                                     112,128
(Cost $110,036)                                                                  ========

 U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Notes
  3.500% due 11/15/2006 (e)                                   $10,000            $  9,461
                                                                                 --------
Total U.S. Treasury Obligations                                                     9,461
(Cost $9,604)                                                                   ========

 SHORT-TERM INSTRUMENTS 0.7%
Commercial Paper 0.1%
Federal Home Loan Bank
  1.745% due 05/08/2002 (b)                                       105                 105
                                                                                 --------
Money Market Fund 0.5%
Reich & Tang New York Money Market
  0.890% due 04/01/2002                                           572                 572
                                                                                 --------
U.S. Treasury Bills 0.1%
  1.750% due 05/02/2002 (b)                                        40                  40
                                                                                 --------
Total Short-Term Instruments                                                          717
(Cost $717)                                                                     ========

Total Investments (a) 111.6%                                                     $122,306
(Cost $120,357)

Other Assets and Liabilities (Net) (11.6%)                                        (12,766)
                                                                                 --------
Net Assets 100.0%                                                                $109,540
                                                                                 ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $120,357 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                   $  2,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                          (697)
                                                                                 --------
Unrealized appreciation-net                                                      $  1,949
                                                                                 ========
(b) Securities with an aggregate market value of $145 have
been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                 # of          Unrealized
Type                                                        Contracts        Appreciation
-----------------------------------------------------------------------------------------
Municipal Bond (06/2002)                                           73            $     56
U.S. Treasury 30 Year Bond (06/2002)                               50                 240
                                                                                 --------
                                                                                 $    296
                                                                                 ========

(c) Restricted security

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security or a portion thereof, subject to financing transactions.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 183

Schedule of Investments
California Municipal Bond Fund
March 31, 2002

                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 97.8%

California 71.7%
Anaheim, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012                                        $     500  $   474

California State Department Water Center Revenue Bonds,
Series 1993 8.375% due 12/01/2003 (d)                              150      165

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                              625      591

California Statewide Communities Development
Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030                                              400      369

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)               400      400

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                              400      391

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                              125      128

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                       150      149

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                              400      431

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                              500      333

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                              200      190

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                              500      458

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                              500      515

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                              350      381

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020 (d)                       200      229

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                               55       55

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                  750      842

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                400      448

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                              400      391

San Bernardino County, California Certificate Participation,
(MBIA Insured), Series 2001
4.000% due 11/01/2012                                               50       48

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026                                            1,000      962

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                              300      336

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 199 5.000% due 07/01/2015                 110      112
                                                                        -------
                                                                          8,398
                                                                        =======

Louisiana 8.0%
Tobacco Settlement Financing Corporation Louisiana Revenue
Bonds, Series 2001 5.875% due 05/15/2039                         1,000      937
                                                                        -------

New Jersey 12.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                              500      541
6.375% due 04/01/2031                                              805      896
                                                                        -------
                                                                          1,437
                                                                        =======

Puerto Rico 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                              230      261
                                                                        -------

Virgin Islands 3.6%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                                405      427
                                                                        -------

Total Municipal Bonds & Notes                                            11,460
                                                                        =======
(Cost $11,304)

   U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (b)(e)                                  111      112
                                                                        -------
Total U.S. Treasury Obligations                                             112
                                                                        =======
(Cost $111)

   SHORT-TERM INSTRUMENTS 0.5%

U.S. Treasury Bills 0.5%
     1.700% due 05/02/2002 (b)(e)                                   60       60
                                                                        -------
Total Short-Term Instruments                                                 60
                                                                        =======
(Cost $60)

Total Investments (a) 99.3%                                             $11,632
(Cost $11,475)

Other Assets and Liabilities (Net) 0.7%                                      86
                                                                        -------
Net Assets 100.0%                                                       $11,718
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $11,475 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $   340

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (183)
                                                                        -------
Unrealized appreciation-net                                             $   157
                                                                        =======

(b) Securities with an aggregate market value of $172 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                           # of      Unrealized
Type                                                  Contracts    Appreciation
-------------------------------------------------------------------------------
Municipal Bond (06/2002)                                     50         $    34
U.S. Treasury 30 Year Bond (06/2002)                         20               2
                                                                        -------
                                                                        $    36
                                                                        =======

(c) Restricted security.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

184 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
New York Municipal Bond Fund
March 31, 2002

                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 94.3%

New Jersey 18.3%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                     $     850  $   946
                                                                        -------

New York 68.9%
Amherst, New York General Obligation Bonds, (FGIC Insured),
Series 1999-A 5.500% due 12/01/2008                                150      161

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                              150      158

Long Island, New York Electric Power Authority Revenue
Bonds, (FSA Insured), Series 2000
8.520% due 12/01/2022 (c)                                          225      217

Nassau County, New York Individual Development Agency
Civic Facility Revenue Bonds, Guaranty Insured),
Series 1999 1.450% due 01/01/2034 (c)                              200      200

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                              150      152

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                              150      111

New York City, New York Individual Development Revenue
Bonds, Series 1997 5.650% due 10/01/2028                           150      146

New York City, New York Industrial Development Agency
Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028                                              250      228

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                              150      151

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998 4.750% due 07/01/2008                   150      154

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000 7.910% due 08/15/2022                  250      213

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                                  150      158

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                                  200      197

New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021                                              100       97

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                              150      154

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E 5.500% due 01/01/2010                 115      123

New York State Urban Development Corp. Revenue
Bonds, Series 1999 5.000% due 01/01/2005                           150      156

New York, New York City Transitional Finance Authority
Revenue Bonds, (SPA-Bayerische Landesbank Insured)
1.400% due 05/01/2028 (c)                                          100      100

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                              145      150

Schenectady, New York Industrial Development
Agency Civic Facility Revenue Bonds
5.500% due 07/01/2016                                              500      529
                                                                        -------
                                                                          3,555
                                                                        =======
Puerto Rico 7.1%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 6.000% due 07/01/2026                                  100      103

Puerto Rico Electric Power Authority Revenue Bonds, (FSA
Insured), Series 1992 10.303% due 07/01/2023 (c)                   250      263
                                                                        -------
                                                                            366
                                                                        -------
Total Municipal Bonds & Notes                                             4,867
                                                                        =======
(Cost $4,747)

   SHORT-TERM INSTRUMENTS 2.8%

Money Market Fund 2.2%
Reich & Tang New York Money Market
0.970% due 04/01/2002                                              114      114
                                                                        -------
U.S. Treasury Bills 0.6%
1.700% due 05/02/2002 (b)                                           30       30
                                                                        -------

Total Short-Term Instruments                                                144
                                                                        =======
(Cost $144)

Total Investments (a) 97.1%                                             $ 5,011
(Cost $4,891)

Other Assets and Liabilities (Net) 2.9%                                     147
                                                                        -------

Net Assets 100.0%                                                       $ 5,158
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,892 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess of
value over tax cost.                                                    $   171

Aggregate gross unrealized depreciation for
all investments in which there was an excess of
tax cost over value.                                                        (52)
                                                                        -------

Unrealized appreciation-net                                             $   119
                                                                        =======

(b) Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                            # of     Unrealized
Type                                                   Contracts   Appreciation
-------------------------------------------------------------------------------
Municipal Bond (06/2002)                                      26        $    17
U.S. Treasury 30 Year Bond (06/2002)                          16             77
                                                                        -------
                                                                        $    94
                                                                        =======

(c) Variable rate security. The rate listed is as of March 31, 2002.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 185

Notes to Financial Statements

March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Funds' financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

186 PIMCO Funds Annual Report | 3.31.02

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability, which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Funds exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

                                         3.31.02 | PIMCO Funds Annual Report 187

March 31, 2002

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond Fund, 0.50% for the Real Return Asset and European Convertible Funds and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Short-Term, Money Market, Real Return/1/ and Real Return II Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds/2/; 0.24% for the Municipal Bond Fund/3/; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.

/1/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.05%, to 0.20% per annum.

/2/ On October 1, 2001, the Funds' Administrative Fees were reduced by 0.02%, to 0.22% per annum.

/3/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.01%, to 0.24% per annum.

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                            Distribution Fee (%)  Servicing Fee (%)
-------------------------------------------------------------------
Class A

Money Market Fund                              -               0.10
All other Funds                                -               0.25

Class B

All Funds                                   0.75               0.25

Class C

Low Duration, Real Return, StocksPLUS
and Municipal Bond Funds                    0.50               0.25
Short-Term Fund                             0.30               0.25
Money Market Fund                              -               0.10
All other Funds                             0.75               0.25

Class D

All Funds                                      -               0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2002 PFD received $31,331,609 representing commissions (sales charges) and contingent deferred sales charges.

188 PIMCO Funds Annual Report | 3.31.02

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Real Return II, Real Return Asset, Convertible, European Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                 Inst'l   Admn.    Class  Class   Class  Class D
                                 Class    Class    A      B       C
--------------------------------------------------------------------------------
Investment Grade Corporate
   Bond Fund                     0.50%    0.75%       -       -       -      -
Real Return Fund II              0.45%       -        -       -       -      -
Real Return Asset Fund           0.75%       -        -       -       -      -
Convertible Fund                 0.65%    0.90%    1.05%   1.80%   1.80%  1.05%
European Convertible Fund        0.75%       -     1.15%      -       -      -
Short Duration Municipal
   Income Fund                   0.39%       -        -       -       -   0.80%
California Intermediate
   Municipal Bond Fund           0.47%    0.72%    0.85%      -       -   0.85%
California Municipal Bond Fund   0.47%       -     0.85%      -       -   0.85%
New York Municipal Bond Fund     0.47%       -     0.85%      -       -   0.85%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2002, were as follows (amounts in thousands):

                                                   U.S. Government/Agency               All Other
                                              -------------------------------------------------------------
                                                     Purchases          Sales     Purchases           Sales
-----------------------------------------------------------------------------------------------------------
Total Return Fund                                 $258,336,734   $258,138,487  $ 22,010,864    $ 14,051,151
Total Return Fund II                                10,034,725     11,271,159       608,168         279,920
Total Return Fund III                                4,529,700      4,736,648       373,454         333,715
Moderate Duration Fund                               4,298,178      4,156,488       311,481         254,708
Low Duration Fund                                   40,546,525     42,574,529     1,278,251       1,365,340
Low Duration Fund II                                 4,326,720      4,822,300        29,656         198,896
Low Duration Fund III                                  412,365        419,961        10,553          14,678
Short-Term Fund                                        917,613      1,048,957     1,066,466         474,380
Money Market Fund                                            0              0             0               0
Long-Term U.S. Government Fund                       3,745,155      3,645,336       108,109         108,327
Investment Grade Corporate Bond Fund                    11,256         11,368        17,745          17,439
High Yield Fund                                        748,251        734,163     4,001,226       2,181,090
Total Return Mortgage Fund                             829,987        849,253       115,589          10,087
GNMA Fund                                              818,622        715,982        16,618           5,339
Real Return Fund                                     8,326,662      6,144,319       374,504         224,410
Real Return Fund II                                     17,022              0             0               0
Real Return Asset Fund                                  45,706         22,611           720               0
Foreign Bond Fund                                    4,187,557      3,992,394      1,041996         902,415
Global Bond Fund                                     1,515,545      1,392,058       419,517         418,993
Global Bond Fund II                                    383,457        354,148        89,249         109,619
Emerging Markets Bond Fund                                   0              0       795,908         643,240
Strategic Balanced Fund                                      0              0        26,686          28,543
Convertible Fund                                             0              0       130,474         186,488
European Convertible Fund                                    0              0         9,325           9,204
StocksPLUS Fund                                      4,596,763      5,136,511       223,396         326,037
Municipal Bond Fund                                    121,117        157,545       288,414         117,983
Short Duration Municipal Income Fund                         0              0        32,548          17,266
California Intermediate Municipal Bond Fund              9,600            226        90,413          96,148
California Municipal Bond Fund                               0            113        27,175          27,413
New York Municipal Bond Fund                               113            113        10,997           9,733

                                         3.31.02 | PIMCO Funds Annual Report 189

March 31, 2002

5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                         Total Return Fund                           Total Return Fund II
                                        --------------------------------------------------  ---------------------------------------
                                               Year Ended                Year Ended             Year Ended           Year Ended
                                               03/31/2002                03/31/2001             03/31/2002           03/31/2001
                                           Shares       Amount       Shares      Amount      Shares    Amount     Shares    Amount
-------------------------------------   --------------------------------------------------  ---------------------------------------
Receipts for shares sold

 Institutional Class                      1,152,256  $ 12,210,173  1,049,394   $10,686,192   50,201   $ 517,374   57,731  $ 570,675
 Administrative Class                       482,744     5,123,488    272,618     2,801,443    6,286      65,036    6,262     62,044
 Other Classes                              550,922     5,843,216    278,473     2,858,874        0           0        0          0
Issued as reinvestment of distributions

 Institutional Class                        221,968     2,341,040    150,080     1,529,088   11,322     116,001    7,254     71,901
 Administrative Class                        43,806       462,124     19,472       198,869      749       7,675      381      3,782
 Other Classes                               29,649       312,614     12,054       123,077        0           0        0          0
Cost of shares redeemed

 Institutional Class                     (1,009,152)  (10,701,797)  (681,617)   (6,936,468) (42,208)   (434,820) (39,185)  (389,100)
 Administrative Class                      (180,769)   (1,915,219)  (107,873)   (1,104,430)  (3,552)    (36,732)  (5,002)   (49,423)
 Other Classes                             (222,348)   (2,358,005)  (118,243)   (1,205,155)       0           0        0          0

Net increase (decrease) resulting
from Fund share transactions              1,069,076  $ 11,317,634    874,358   $ 8,951,490   22,798   $ 234,534   27,441  $ 269,879
======================================  ==================================================  =======================================

                                                     Total Return Fund III
                                        ---------------------------------------------
                                              Year Ended              Year Ended
                                              03/31/2002              03/31/2001
                                          Shares      Amount      Shares      Amount
--------------------------------------  ---------------------------------------------
Receipts for shares sold

 Institutional Class                       14,157   $ 133,009     25,145    $ 221,365
 Administrative Class                         135       1,252         19          163
 Other Classes                                  0           0          0            0
Issued as reinvestment of distributions

 Institutional Class                        5,786      53,795      5,186       46,166
 Administrative Class                          56         518         71          637
 Other Classes                                  0           0          0            0
Cost of shares redeemed

 Institutional Class                      (23,067)   (214,489)    (8,505)     (75,805)
 Administrative Class                      (1,287)    (11,864)       (29)        (259)
 Other Classes                                  0           0          0            0

Net increase (decrease) resulting
from Fund share transactions               (4,220)  $ (37,779)    21,887    $ 192,267
======================================  =============================================

                                                      Short-Term Fund                              Money Market Fund
                                     -----------------------------------------------  ---------------------------------------------
                                             Year Ended             Year Ended             Year Ended             Year Ended
                                             03/31/2002             03/31/2001             03/31/2002             03/31/2001
                                         Shares      Amount      Shares     Amount      Shares     Amount      Shares     Amount
-----------------------------------  -----------------------------------------------  ---------------------------------------------
Receipts for shares sold

 Institutional Class                     121,344  $ 1,218,044     55,902  $  557,919    172,703  $ 172,703     145,605  $   145,605
 Administrative Class                     32,592      326,512        760       7,559     61,315     61,315      16,511       16,510
 Other Classes                           158,246    1,588,251     11,858     118,255    916,321    916,321   2,312,652    2,312,653
Issued as reinvestment of distributions

 Institutional Class                       2,554       25,628      2,860      28,548      4,385      4,385      12,820       12,820
 Administrative Class                        201        2,016         27         271        391        391         485          485
 Other Classes                             1,348       13,523        457       4,561      4,002      4,002       7,633        7,633
Cost of shares redeemed

 Institutional Class                     (70,862)    (710,987)   (65,673)   (655,344)  (208,710)  (208,710)   (327,450)    (327,450)
 Administrative Class                     (4,227)     (42,322)    (1,849)    (18,406)   (55,511)   (55,511)    (19,622)     (19,622)
 Other Classes                           (61,277)    (614,934)   (10,683)   (106,536)  (960,207)  (960,207) (2,341,229)  (2,341,229)

Net increase (decrease) resulting
from Fund share transactions             179,919  $ 1,805,731     (6,341) $  (63,173)   (65,311) $ (65,311)   (192,595) $  (192,595)
===================================  ===============================================  =============================================

                                              Long-Term U.S. Government Fund
                                     -----------------------------------------------
                                             Year Ended              Year Ended
                                             03/31/2002              03/31/2001
                                        Shares       Amount      Shares     Amount
-----------------------------------  -----------------------------------------------
Receipts for shares sold

 Institutional Class                      15,622  $   168,745     18,130  $  185,685
 Administrative Class                      6,443       69,020      5,916      61,908
 Other Classes                            23,831      252,472     11,785     122,155
Issued as reinvestment of distributions

 Institutional Class                       1,962       20,428      1,175      11,990
 Administrative Class                        596        6,224        268       2,736
 Other Classes                             1,180       12,297        372       3,801
Cost of shares redeemed

 Institutional Class                     (14,850)    (156,445)   (19,535)   (204,230)
 Administrative Class                     (7,759)     (83,717)    (2,979)    (30,338)
 Other Classes                           (18,864)    (199,216)    (6,251)    (63,811)

Net increase (decrease) resulting
from Fund share transactions               8,161  $    89,808      8,881  $   89,896
===================================  ===============================================

190 PIMCO Funds Annual Report | 3.31.02

        Moderate Duration Fund                          Low Duration Fund                          Low Duration Fund II
----------------------------------------- ----------------------------------------------- ----------------------------------------
    Year Ended           Year Ended             Year Ended             Year Ended             Year Ended          Year Ended
    03/31/2002           03/31/2001             03/31/2002             03/31/2001             03/31/2002          03/31/2001
 Shares     Amount    Shares     Amount    Shares       Amount     Shares       Amount     Shares     Amount    Shares    Amount
----------------------------------------- ----------------------------------------------- ----------------------------------------
  27,295  $  277,410   27,897  $  271,662   271,724  $  2,746,458   247,498  $  2,441,784   15,377  $  152,623   40,536  $ 394,918
       0           0        0           0    18,459       186,711     9,991        98,789       58         567        8         82
       0           0        0           0   164,152     1,665,238    32,296       318,860        0           0        0          0

   3,918      39,583    3,123      30,441    20,135       203,560    22,292       220,160    2,939      29,336    3,649     35,794
       0           0        0           0       850         8,594       902         8,907        1           5        0          1
       0           0        0           0     2,537        25,669     1,911        18,884        0           0        0          0

 (12,425)   (125,254) (13,959)   (135,840) (265,102)   (2,679,138) (226,741)   (2,235,908) (45,261)   (453,578) (28,675)  (280,932)
       0           0        0           0    (8,480)      (86,011)   (7,883)      (78,115)      (3)        (26)      (7)       (73)
       0           0        0           0   (60,606)     (614,010)  (28,214)     (278,280)       0           0        0          0

  18,788  $  191,739   17,061  $  166,263   143,669  $  1,457,071    52,052  $    515,081  (26,889) $ (271,073)  15,511  $ 149,790
========================================= =============================================== ========================================

          Low Duration Fund III
-------------------------------------------
     Year Ended            Year Ended
 Shares     Amount      Shares     Amount
-------------------------------------------
   1,820  $   18,296      2,567  $   25,072
       1           5          0           0
       0           0          0           0

     237       2,370        269       2,621
       0           1          0           1
       0           0          0           0

    (675)     (6,758)    (1,841)    (18,040)
       0           0          0           0
       0           0          0           0

   1,383  $   13,914        995  $    9,654
===========================================

           Investment Grade
         Corporate Bond Fund                            High Yield Fund                           Total Return Mortgage Fund
----------------------------------------- ----------------------------------------------- -----------------------------------------
                         Period from
    Year Ended           04/28/2000             Year Ended              Year Ended             Year Ended         Year Ended
    03/31/2002          to 03/31/2001           03/31/2002              03/31/2001             03/31/2002         03/31/2001
 Shares     Amount    Shares     Amount    Shares       Amount     Shares       Amount     Shares     Amount    Shares    Amount
----------------------------------------- ----------------------------------------------- -----------------------------------------
       0  $        0      500  $    5,000    131,747  $  1,242,136    79,092  $    792,834       882  $    9,237    1,923  $ 19,192
       0           0        0           0     40,597       383,346    22,374       224,073       815       8,400        0         0
       0           0        0           0    118,206     1,111,997    52,126       522,135     6,054      63,840      516     5,324

      67         695       38         397      9,541        90,010    11,673       116,900       148       1,548      124     1,270
       0           0        0           0      4,561        43,040     3,726        37,198         8          83        0         0
       0           0        0           0      5,010        47,213     3,496        34,732       154       1,607       10       104

      (2)        (20)       0           0    (57,600)     (542,560) (162,673)   (1,605,873)     (985)    (10,470)    (496)   (5,092)
       0           0        0           0    (22,312)     (209,851)  (13,874)     (138,474)       (4)        (35)       0         0
       0           0        0           0    (44,887)     (423,188)  (38,440)     (385,505)   (1,707)    (18,132)     (88)     (904)

      65  $      675      538  $    5,397    184,863   $ 1,742,143   (42,500)  $  (401,980)    5,365  $   56,078    1,989  $ 19,894
=========================================  ===============================================  =======================================

                GNMA Fund
-----------------------------------------
     Year Ended          Year Ended
     03/31/2002          03/31/2001
 Shares     Amount    Shares     Amount
-----------------------------------------
   4,943  $   53,099      908  $    9,067
       0           0        0           0
   6,937      74,554        1          10

     109       1,168       53         530
       0           0        0           0
      77         824        0           0

  (2,714)    (29,128)    (441)     (4,496)
       0           0        0           0
  (1,075)    (11,492)       0           0

   8,277  $   89,025      521  $    5,111
=========================================

3.31.02 | PIMCO Funds Annual Report 191

March 31, 2002

Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                      Real Return             Real Return
                                                 Real Return Fund                       Fund II               Asset Fund
                                   -------------------------------------------  -----------------------------------------------
                                        Year Ended              Year Ended      Period from 02/28/2002   Period from 11/12/2001
                                        03/31/2002              03/31/2001            to 03/31/2002           to 03/31/2002
                                   Shares       Amount      Shares     Amount    Shares        Amount     Shares        Amount
-------------------------------    -------------------------------------------  -----------------------------------------------
Receipts for shares sold

  Institutional Class               87,805    $  912,609    41,127   $ 412,572   1,600        $ 16,000     2,176      $  21,061
  Administrative Class              29,126       303,160     6,218      62,788       0               0         0              0
  Other Classes                    195,004     2,034,105    23,900     242,511       0               0         0              0

Issued as reinvestment of distributions

  Institutional Class                3,916        40,497     3,032      30,496       8              76         9             83
  Administrative Class                 599         6,188       120       1,223       0               0         0              0
  Other Classes                      3,011        31,101       743       7,495       0               0         0              0

Cost of shares redeemed

  Institutional Class              (23,824)     (247,011)  (11,491)   (115,763)      0               0         0              0
  Administrative Class              (5,671)      (59,738)   (1,400)    (14,142)      0               0         0              0
  Other Classes                    (51,833)     (536,568)   (3,027)    (30,405)      0               0         0              0

Net increase (decrease)
resulting from Fund share
 transactions                      238,133    $2,484,343    59,222   $ 596,775   1,608        $ 16,076     2,185      $  21,144
===============================    ===========================================  ===============================================

                                                   Strategic Balanced Fund                          Convertible Fund
                                         -------------------------------------------  --------------------------------------------
                                             Year Ended               Year Ended           Year Ended               Year Ended
                                             03/31/2002               03/31/2001           03/31/2002               03/31/2001
                                         Shares      Amount       Shares      Amount   Shares      Amount       Shares      Amount
-------------------------------          -------------------------------------------  --------------------------------------------
Receipts for shares sold

  Institutional Class                       353    $  3,726          315   $   3,779      134   $   1,509        6,602   $  90,224
  Administrative Class                      134       1,409           14         151        0           0           28         410
  Other Classes                             874       9,166          823       9,610      872       9,807        1,596      22,419
Issued as reinvestment of distributions

  Institutional Class                       149       1,546          493       5,725       84         888          563       7,572
  Administrative Class                        4          39            5          63        0           0            0           1
  Other Classes                              47         487          197       2,217       70         734           81       1,074

Cost of shares redeemed

  Institutional Class                    (2,093)    (22,018)      (6,058)    (76,927)  (4,623)    (50,424)     (12,009)   (155,586)
  Administrative Class                      (34)       (335)         (27)       (325)     (27)       (293)           0           0
  Other Classes                            (715)     (7,472)        (751)     (8,994)  (1,217)    (13,550)        (450)     (6,093)

Net increase (decrease)
resulting from Fund share
 transactions                            (1,281)   $(13,452)      (4,989)  $ (64,701)  (4,707)  $ (51,329)      (3,589)  $ (39,979)
===============================          ===========================================  ============================================

                                               European Convertible Fund
                                   -----------------------------------------------
                                       Year Ended           Period from 11/30/2001
                                       03/31/2001                to 03/31/2002
                                   Shares      Amount        Shares        Amount
-------------------------------    -----------------------------------------------
Receipts for shares sold

  Institutional Class                   0      $    0           499       $ 4,990
  Administrative Class                  0           0             0             0
  Other Classes                         0           0             1            10

Issued as reinvestment of distributions

  Institutional Class                  31         304             2            20
  Administrative Class                  0           0             0             0
  Other Classes                         0           1             0             0

Cost of shares redeemed

  Institutional Class                   0           0             0             0
  Administrative Class                  0           0             0             0
  Other Classes                         0           0             0             0

Net increase (decrease)
resulting from Fund share
 transactions                          31      $  305           502       $ 5,020
===============================    ===============================================

192 PIMCO Funds Annual Report | 3.31.02

            Foreign Bond Fund                             Global Bond Fund                          Global Bond Fund II
--------------------------------------------  ------------------------------------------  -----------------------------------------
     Year Ended             Year Ended            Year Ended            Year Ended            Year Ended            Year Ended
     03/31/2002             03/31/2001            03/31/2002            03/31/2001            03/31/2002            03/31/2001
  Shares      Amount     Shares     Amount     Shares     Amount     Shares     Amount     Shares     Amount     Shares    Amount
---------------------   --------------------  -------------------   --------------------  -------------------   -------------------
 18,659     $ 194,705    17,028   $ 172,052     4,694    $ 39,724    17,392   $ 150,687      536     $ 5,057       737    $  6,935
  1,076        11,206     1,466      14,864       993       8,527       340       2,952        0           0         0           0
 13,733       142,837     8,035      81,245         0           0         0           0      986       9,512       406       3,819

  2,102        21,851     3,087      31,126     1,411      11,983     1,336      11,553      486       4,667       567       5,308
     81           843        53         540        19         157        14         123        0           0         0           0
    697         7,259       842       8,494         0           0         0           0       83         792        71         671

(18,309)     (190,979)  (15,445)   (155,946)   (6,451)    (54,609)  (12,471)   (107,207)    (560)     (5,435)   (3,782)    (35,563)
   (734)       (7,612)     (348)     (3,524)     (552)     (4,727)     (350)     (3,030)       0           0         0           0
 (7,595)      (79,054)   (3,749)    (37,903)        0           0         0           0     (455)     (4,344)     (391)     (3,685)

  9,710     $ 101,056    10,969   $ 110,948       114    $  1,055     6,261   $  55,078    1,076     $10,249    (2,392)   $(22,515)
============================================  ==========================================  =========================================

       Emerging Markets Bond Fund
-----------------------------------------
      Year Ended            Year Ended
      03/31/2002            03/31/2001
  Shares      Amount     Shares   Amount
----------------------  -----------------
 17,325      $159,605    4,173   $34,602
  1,303        12,302      120     1,010
  7,365        69,095      413     3,495

  1,210        11,037      579     4,821
    130         1,181      172     1,434
    129         1,198       18       154

 (5,555)      (50,301)    (720)   (5,860)
 (1,142)      (10,725)    (932)   (7,791)
 (1,043)       (9,795)    (210)   (1,800)

 19,722      $183,597    3,613   $30,065
=========================================

                                                                                                          Short Duration
             StocksPLUS Fund                             Municipal Bond Fund                          Municipal Income Fund
--------------------------------------------  -----------------------------------------   -----------------------------------------
     Year Ended             Year Ended            Year Ended            Year Ended            Year Ended            Year Ended
     03/31/2002             03/31/2001            03/31/2002            03/31/2001            03/31/2002            03/31/2001
  Shares     Amount      Shares     Amount     Shares    Amount      Shares     Amount     Shares     Amount     Shares    Amount
---------------------   --------------------  -------------------   -------------------   -------------------   -------------------
  7,781    $  79,926     15,120   $ 192,570    4,122    $ 41,696     2,478    $ 23,749     2,123     $21,629     1,361    $ 13,744
  4,895       49,369      1,533      19,575    3,958      39,822       262       2,528         0           0         0           0
  8,342       83,448     15,643     203,143    7,699      78,014     2,162      21,007        45         460         0           0

    946        9,837      3,690      45,695      178       1,794        71         685        63         640        57         575
    129        1,306        274       3,338       37         370        20         193         0           0         0           0
    744        7,611      4,049      49,151      220       2,222       104       1,006         0           1         0           0

 (9,324)     (97,615)   (21,472)   (275,526)  (1,498)    (15,142)     (806)     (7,753)     (489)     (4,993)   (1,149)    (11,638)
   (423)      (4,295)      (317)     (3,869)    (307)     (3,126)     (134)     (1,304)        0           0         0           0
(14,699)    (146,106)   (24,600)   (314,693)  (3,642)    (36,801)   (1,711)    (16,427)        0           0         0           0

 (1,609)   $ (16,519)    (6,080)  $ (80,616)  10,767    $108,849     2,446    $ 23,684     1,742     $17,737       269    $  2,681
============================================  =========================================   =========================================

       California Intermediate
         Municipal Bond Fund
--------------------------------------------
     Year Ended             Year Ended
     03/31/2002             03/31/2001
  Shares     Amount      Shares     Amount
---------------------   --------------------
  5,454     $ 57,076    11,124    $ 112,569
      0            0       156        1,550
  2,353       24,544     4,161       42,117

    542        5,621       294        3,049
     13          132         6           66
    112        1,166       108        1,124

 (6,021)     (63,750)   (3,996)     (40,783)
    (16)        (171)       (1)         (10)
 (2,833)     (30,316)   (1,691)     (17,630)

   (396)    $ (5,698)   10,161    $ 102,052
============================================

                                         3.31.02 | PIMCO Funds Annual Report 193

March 31, 2002

Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.
Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                 California Municipal Bond Fund                 New York Municipal Bond Fund
                                           --------------------------------------------   -----------------------------------------
                                             Year Ended        Period from 05/16/2000          Year Ended         Year Ended
                                             03/31/2002            to 03/31/2001               03/31/2002         03/31/2001
                                           Shares    Amount      Shares        Amount        Shares    Amount   Shares     Amount
------------------------------------------ ---------------------------------------------  ----------------------------------------
Receipts for shares sold

 Institutional Class                          796  $  8,220       2,106     $    21,136          53   $   575       28    $   300
 Administrative Class                           0         0           0               0           0         0        0          0
 Other Classes                                662     7,047          80             819         436     4,542       27        285

Issued as reinvestment of distributions

 Institutional Class                           81       835          79             807          28       294       17        171
 Administrative Class                           0         0           0               0           0         0        0          0
 Other Classes                                 27       275           0               4          11       111        0          2

Cost of shares redeemed

 Institutional Class                       (1,066)  (11,071)     (1,031)        (10,590)       (156)   (1,680)       0          0
 Administrative Class                           0         0           0               0           0         0        0          0
 Other Classes                               (554)   (5,637)        (11)           (110)       (255)   (2,635)      (1)       (11)

Net increase (decrease) resulting from        (54) $   (331)      1,223     $    12,066         117   $ 1,207       71    $   747
 Fund share transactions
========================================== ============================================== ========================================

6. Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):

                                                                                                           Net Tax Appreciation
                                                                                     Net Unrealized          on Derivatives and
                                              Undistributed     Undistributed     Tax Appreciation/            Foreign Currency
                                                   Ordinary         Long-Term     (Depreciation) on                 Denominated
                                                     Income     Capital Gains      Investments/(1)/     Assets/Liabilities/(2)/
                                             ----------------------------------------------------------------------------------
Total Return Fund                             $     235,699     $       4,016     $       (214,544)     $              (68,421)
Total Return Fund II                                 18,100                 -               (7,255)                     (3,865)
Total Return Fund III                                 9,828               109                1,442                      (4,472)
Moderate Duration Fund                                5,198                 -                1,916                      (1,879)
Low Duration Fund                                    28,828                 -              (33,043)                    (18,645)
Low Duration Fund II                                     92                 -                1,640                        (588)
Low Duration Fund III                                   121                27                  207                         (78)
Short-Term Fund                                           -                 -               (2,627)                     (3,126)
Money Market Fund                                        38                 -                    -                           -
Long-Term U.S. Government Fund                          101                 2               (9,593)                       (328)
Investment Grade Corporate Bond Fund                     94                 -                  (59)                          8
High Yield Fund                                       1,640                 -             (236,133)                     (2,208)
Total Return Mortgage Fund                              168                32                   27                          61
GNMA Fund                                                59                73                 (115)                         34
Real Return Fund                                      3,348             2,760              (11,116)                     (3,701)
Real Return Fund II                                       8                 -                 (107)                          -
Real Return Asset Fund                                   34                 -                 (428)                         (3)
Foreign Bond Fund                                    51,322                 -              (44,129)                     (8,742)
Global Bond Fund                                          -                 -              (18,509)                     (5,062)
Global Bond Fund II                                   2,603                 -               (3,437)                       (999)
Emerging Markets Bond Fund                            6,365                 -                9,277                         127
Strategic Balanced Fund                               1,193                 -              (10,078)                          -
Convertible Fund                                        968                 -               (1,305)                        (88)
European Convertible Fund                                88                 -                 (259)                         (1)
StocksPLUS Fund                                      11,663                 -               (2,168)                     (1,681)
Municipal Bond Fund                                     553               528                1,009                           -
Short Duration Municipal Income Fund                      -                 -                  210                           2
California Intermediate Municipal Bond Fund             642               427                1,949                           -
California Municipal Bond Fund                           25                 -                  157                           -
New York Municipal Bond Fund                              -                 -                  119                           -

                                                            Other
                                                      Book-to-Tax
                                                       Accounting       Net Capital Loss        Post-October
                                                 Differences/(3)/        Carryovers/(4)/         Losses/(5)/
                                               -------------------------------------------------------------
Total Return Fund                              $                -       $              -        $   (21,105)
Total Return Fund II                                            -                      -             (3,188)
Total Return Fund III                                           -                      -                  -
Moderate Duration Fund                                          -                      -             (1,824)
Low Duration Fund                                               -                      -             (4,689)
Low Duration Fund II                                            -                      -               (260)
Low Duration Fund III                                           -                      -                  -
Short-Term Fund                                                 -                      -             (3,276)
Money Market Fund                                               -                    (18)                 -
Long-Term U.S. Government Fund                                  -                      -            (22,281)
Investment Grade Corporate Bond Fund                            -                      -                (23)
High Yield Fund                                                 -               (381,856)           (76,920)
Total Return Mortgage Fund                                      -                      -                  -
GNMA Fund                                                       -                      -                  -
Real Return Fund                                                -                      -                  -
Real Return Fund II                                            (8)                     -                  -
Real Return Asset Fund                                          -                      -                  -
Foreign Bond Fund                                               -                      -                  -
Global Bond Fund                                                -                      -             (2,344)
Global Bond Fund II                                             -                   (213)              (117)
Emerging Markets Bond Fund                                      -                      -                (44)
Strategic Balanced Fund                                         -                 (1,324)            (2,134)
Convertible Fund                                               (8)               (21,259)            (1,854)
European Convertible Fund                                     (13)                     -                (73)
StocksPLUS Fund                                                 -               (318,437)                 -
Municipal Bond Fund                                             -                      -                  -
Short Duration Municipal Income Fund                           (9)                     -                 (2)
California Intermediate Municipal Bond Fund                    (6)                     -                  -
California Municipal Bond Fund                                (18)                     -               (181)
New York Municipal Bond Fund                                   (7)                     -                 (2)

/(1)/ Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.

/(2)/ Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.

/(3)/ Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

/(4)/ Capital loss carryovers expire in varying amounts through March 31, 2010.

/(5)/ Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

194 PIMCO Funds Annual Report | 3.31.02

For the fiscal year ended March 31, 2002, the Funds made the following tax basis distributions (amounts in thousands):

                                                                          Long-Term
                                                  Ordinary Income     Capital Gains        Return of
                                               Distributions/(6)/     Distributions          Capital
                                         -----------------------------------------------------------
Total Return Fund                        $              3,363,115     $     376,122       $        -
Total Return Fund II                                      128,583            17,349                -
Total Return Fund III                                      50,475             9,025                -
Moderate Duration Fund                                     39,146             4,335                -
Low Duration Fund                                         277,356                 -                -
Low Duration Fund II                                       31,088             1,987                -
Low Duration Fund III                                       2,384                 -                -
Short-Term Fund                                            51,368               912                -
Money Market Fund                                           9,496                 -                -
Long-Term U.S. Government Fund                             37,149            10,609                -
Investment Grade Corporate Bond Fund                          621                74                -
High Yield Fund                                           253,485                 -                -
Total Return Mortgage Fund                                  3,531               166                -
GNMA Fund                                                   2,279                 5                -
Real Return Fund                                           78,550            13,975                -
Real Return Fund II                                            76                 -                -
Real Return Asset Fund                                         83                 -                -
Foreign Bond Fund                                          34,127                 -                -
Global Bond Fund                                           11,250                 -            4,356
Global Bond Fund II                                         5,899                21                -
Emerging Markets Bond Fund                                 14,425               124                -
Strategic Balanced Fund                                     2,253                 -                -
Convertible Fund                                            2,133                 -                -
European Convertible Fund                                     305                 -                -
StocksPLUS Fund                                            21,190                 -                -
Municipal Bond Fund                                         5,507               595                -
Short Duration Municipal Income Fund                          644                 2                -
California Intermediate Municipal Bond Fund                 6,612               676                -
California Municipal Bond Fund                                908               244                -
New York Municipal Bond Fund                                  361                90                -

/(6)/ Includes short-term capital gains

                                         3.31.02 | PIMCO Funds Annual Report 195

March 31, 2002


7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                       Total             Total             Total          Moderate               Low
                                      Return            Return            Return          Duration          Duration
                                        Fund           Fund II          Fund III              Fund              Fund
                             -------------------------------------------------------------------------------------------
                                                                               Premium
                             -------------------------------------------------------------------------------------------
Balance at 03/31/2001         $       35,755     $         762     $         790     $           0     $       1,822
Sales                                898,737            20,038            13,609             8,361            67,855
Closing Buys                        (140,121)           (1,330)             (573)           (1,397)           (5,210)
Expirations                         (436,524)           (5,372)           (6,815)           (3,663)          (38,827)
Exercised                            (41,722)                0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002         $      316,125     $      14,098     $       7,011     $       3,301     $      25,640
========================================================================================================================

                                         Low               Low                           Long-Term  Investment Grade
                                    Duration          Duration        Short-Term   U.S. Government    Corporate Bond
                                     Fund II          Fund III              Fund              Fund              Fund
                             -------------------------------------------------------------------------------------------
                                                                               Premium
                             -------------------------------------------------------------------------------------------
Balance at 03/31/2001         $            0     $          21     $           0     $         631     $           0
Sales                                    362               620             2,930             2,357                68
Closing Buys                               0              (221)                0            (1,629)               (6)
Expirations                                0              (236)           (1,717)           (1,173)              (15)
Exercised                                  0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002         $          362     $         184     $       1,213     $         186     $          47
========================================================================================================================

                                        High             Total                             Foreign            Global
                                       Yield            Return              GNMA              Bond              Bond
                                        Fund     Mortgage Fund              Fund              Fund              Fund
                             -------------------------------------------------------------------------------------------
                                                                               Premium
                             -------------------------------------------------------------------------------------------
Balance at 03/31/2001        $             0     $           0     $           0     $         696     $         328
Sales                                  1,149                34                34            20,436             7,855
Closing Buys                               0                (8)               (8)          (10,414)           (3,629)
Expirations                                0                 0                 0            (1,803)             (739)
Exercised                                  0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002        $         1,149     $          26     $          26     $       8,915     $       3,815
========================================================================================================================

                                                                                   CA Intermediate
                                 Global Bond        StocksPLUS         Municipal         Municipal
                                     Fund II              Fund         Bond Fund         Bond Fund
                             --------------------------------------------------------------------------
                                                                               Premium
                             --------------------------------------------------------------------------
Balance at 03/31/2001        $            56     $         756     $           0     $           0
Sales                                  2,133            15,864               445               248
Closing Buys                          (1,136)           (3,576)                0                 0
Expirations                             (182)          (10,158)             (445)             (248)
Exercised                                  0                 0                 0                 0
-------------------------------------------------------------------------------------------------------
Balance at 03/31/2002        $           871     $       2,886     $           0     $           0
=======================================================================================================

196 PIMCO Funds Annual Report | 3.31.02

Report of Independent Accountants

          To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds: Pacific Investment Management Series

          In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, Total Return Fund III, Moderate Duration Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Short-Term Fund, Money Market Fund, Long-Term U.S. Government Fund, Investment Grade Corporate Bond Fund, High Yield Fund, Total Return Mortgage Fund, GNMA Fund, Real Return Fund, Real Return Fund II, Real Return Asset Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, Emerging Markets Bond Fund, Strategic Balanced Fund, Convertible Fund, European Convertible Fund, StocksPLUS Fund, Municipal Bond Fund, Short Duration Municipal Income Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund (hereafter referred to as the "Funds") at March 31, 2002, the results of each of their operations, the changes in each of their net assets and cash flows for the Long-Term U.S. Government Fund, Real Return Fund, Foreign Bond Fund, Global Bond Fund and Global Bond Fund II and the financial highlights for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

          PricewaterhouseCoopers LLP
          Kansas City, Missouri
          May 23, 2002

                                         3.31.02 | PIMCO Funds Annual Report 197

Federal Income Tax Information (unaudited)

          As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2002) regarding the status of the dividend received deduction for corporations.

          Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2002 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

          Total Return Fund             0.34%
          Total Return Fund III         0.53%
          Moderate Duration Fund        0.59%
          Low Duration Fund             1.19%
          Low Duration Fund II          1.09%
          High Yield Fund               3.10%
          Real Return Fund              0.01%
          Foreign Bond Fund             0.61%
          Global Bond Fund              0.78%
          Global Bond Fund II           0.72%
          Strategic Balanced Fund     100.00%
          Convertible Bond Fund        46.87%
          European Convertible Fund     2.68%
          StocksPLUS Fund               2.47%

          For the benefit of shareholders of the Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, this is to inform you that 100.00%, 100.00%, 100.00%, 100.00% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2003, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2002.

198 PIMCO Funds Annual Report | 3.31.02

Management of Trust Information

The chart below identifies the Trustees and Officers of the Trust. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

                                                                              Number of
                          Term of                                             Portfolios in
Name, Address,            Office and                                          Fund Complex
Age and Position          Length of           Principal Occupation(s)         Overseen by
Held with Trust           Time Served/1/      During Past 5 Years             Trustee           Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Brent R. Harris * (42)     02/1992 to         Managing Director and                66           None
Chairman of the            Present            Executive Committee Member,
Board and Trustee                             PIMCO; Director and Vice
                                              President, StocksPLUS
                                              Management, Inc.; Director and
                                              Chairman, PIMCO Commercial
                                              Mortgage Securities Trust,
                                              Inc,; Trustee and Chairman,
                                              PIMCO Variable Insurance
                                              Trust; and Director, Chairman
                                              and President, PIMCO Strategic
                                              Global Government Fund, Inc.
                                              Board of Governors and
                                              Executive Committee,
                                              Investment Company Institute.

R. Wesley Burns * (42)     07/1987 to         Managing Director, PIMCO;            65              None
President and Trustee      Present            Director and President,
                                              PIMCO Commercial Mortgage
                                              Securities Trust, Inc.; Trustee
                                              and President, PIMCO Variable
                                              Insurance Trust; Director,
                                              PIMCO Funds: Global Investors
                                              Series plc and PIMCO Global
                                              Advisors (Ireland) Limited; and
                                              Senior Vice President, PIMCO
                                              Strategic Global Government
                                              Fund, Inc. Formerly, Executive
                                              Vice President, PIMCO; and
                                              Executive Vice President, PIMCO
                                              Funds: Multi-Manager Series.
Non-Interested Trustees
Guilford C. Babcock (71)   04/1987 to         Private Investor; Professor of        65          Director, Growth Fund of America and
Trustee                    Present            Finance Emeritus, University of                   Fundamental Investors Fund of the
                                              Southern California; Director,                    Capital Group; and Director, Good
                                              PIMCO Commerical Mortgage                         Hope Medical Foundation.
                                              Securities Trust, Inc.; and
                                              Trustee, PIMCO Variable Insurance
                                              Trust. Formerly, Associate
                                              Professor of Finance,
                                              University of Southern California.

E. Philip Cannon (61)      12/1999 to         Proprietor, Cannon & Company, an     99           None
Trustee                    Present            affiliate of Inverness Management
                                              LLC, (a private equity investment
                                              firm); Director, PIMCO Commercial
                                              Mortgage Securities Trust, Inc.; and
                                              Trustee, PIMCO Variable Insurance
                                              Trust and PIMCO Funds: Multi-Manager
                                              Series. Formerly, Headmaster, St.
                                              John's School Houston, Texas; and
                                              Trustee, PIMCO Advisors Funds and
                                              Cash Accumulation Trust.

Vern O. Curtis (67)        02/1995 to         Private Investor. Director,          65           Director, Public Storage Business
Trustee                    Present            PIMCO Commercial Mortgage                         Parks, Inc.; Real Estate Investment
                                              Securities Trust, Inc.; and                       Trust); and Director, Fresh Choice,
                                              Trustee, PIMCO Variable Insurance                 Inc. (restaurant company).
                                              Trust.

J. Michael Hagan (62)      12/1999 to         Private Investor and Business        65           Director, Freedom Communications;
Trustee                    Present            Consultant Director, PIMCO                        Director, Saint Gobain Corporation
                                              Commercial Mortgage Securities                    (manufacturing); Director, Ameron
                                              Trust, Inc., Trustee, PIMCO                       International (manufacturing);
                                              Variable Insurance Trust Member                   Director, Remedy Temp (temporary)
                                              of the Board of Regents, Santa                    employment company); and Trustee,
                                              Clara University; and Member of                   South Coast Repertory (theatre).
                                              the Board, Taller San Jose.
                                              Formerly, Chairman and CEO, Furon
                                              Company (manufacturing).

Thomas P. Kemp (71)        04/1987 to         Private Investor; Director,          65           None
Trustee                    Present            PIMCO Commercial Mortgage
                                              Securities Trust, Inc.; and
                                              Trustee, PIMCO Variable Insurance
                                              Trust. Formerly, Co-Chairman, U.S.
                                              Committee to Assist Russian Reform.

William J. Popejoy (64)    08/1995 to         Managing Member, Pacific Capital     65           None
Trustee                    Present            Investors; Director, PIMCO
                                              Commercial Mortgage Securities
                                              Trust, Inc.; Trustee, PIMCO Variable
                                              Insurance Trust. Formerly, Chairman,
                                              PacPro (vinyl assembly products); and
                                              Director, California State Lottery.

/1/  Trustees serve until their successors are duly elected and qualified.

 * Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

                                         3.31.02 | PIMCO Funds Annual Report 199

Officers of the Trust

Name, Age and                    Term of Office and
Position Held with Trust         Length of Time Served/1/           Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Shannon M. Bass (39)             02/2002 to Present                 Executive Vice President, PIMCO. Formerly, Senior Vice
Senior Vice President                                               President, PIMCO; and Managing Director, Lehman Brothers.

Michael G. Dow (38)              08/1995 to Present                 Senior Vice President, PIMCO.
Senior Vice President

William H. Gross (58)            04/1987 to Present                 Managing Director and Executive Committee Member, PIMCO;
Senior Vice President                                               Director and Vice President, StocksPLUS Management, Inc.; and
                                                                    Senior Vice President, PIMCO Variable Insurance Trust.

Margaret Isberg (45)             02/1996 to Present                 Managing Director, PIMCO. Formerly, Executive Vice President,
Senior Vice President                                               PIMCO.

John S. Loftus (42)              02/2001 to Present                 Managing Director, PIMCO; Vice President and Secretary,
Senior Vice President                                               StocksPLUS Management, Inc.

Jeffrey M. Sargent (39)          02/1993 to Present                 Senior Vice President, PIMCO, PIMCO Commercial Mortgage
Senior Vice President                                               Securities Trust, Inc., PIMCO Variable Insurance Trust, and
                                                                    PIMCO Strategic Global Government Fund, Inc.; and Vice
                                                                    President, PIMCO Funds: Multi-Manager Series. Formerly, Vice
                                                                    President, PIMCO.

Leland T. Scholey (49)           02/1996 to Present                 Senior Vice President, PIMCO. Formerly, Vice  President, PIMCO.
Senior Vice President

Raymond C. Hayes (57)            02/1995 to Present                 Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

Jim Johnstone (37)               02/2002 to Present                 Vice President, PIMCO. Formerly, Vice President, Fidelity
Vice President                                                      Investments.

Thomas J. Kelleher, III (51)     02/1998 to Present                 Vice President, PIMCO.
Vice President

Henrik P. Larsen (32)            02/1999 to Present                 Vice President, PIMCO, PIMCO Commercial Mortgage Securities
Vice President                                                      Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Strategic
                                                                    Global Government Fund, Inc. and PIMCO Funds: Multi-Manager
                                                                    Series. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (35)      02/1998 to Present                 Vice President, PIMCO. Formerly, associated with Fidelity
Vice President                                                      Investments Institutional Services Company.

James F. Muzzy (62)              04/1987 to Present                 Managing Director, PIMCO; Director and Vice President,
Vice President                                                      StocksPLUS Management, Inc.; Senior Vice President, PIMCO
                                                                    Variable Insurance Trust; and Director, PIMCO Funds: Global
                                                                    Investors Series plc and PIMCO Global Advisors (Ireland)
                                                                    Limited.

Douglas J. Ongaro (41)           08/1995 to Present                 Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

David J. Pittman (54)            02/1998 to Present                 Vice President, PIMCO. Formerly, a senior executive
Vice President                                                      with Bank of America, the Northern Trust Co. and
                                                                    NationsBank.

Mark A. Romano (43)              02/1998 to Present                 Senior Vice President, PIMCO. Formerly, Vice
Vice President                                                      President, PIMCO; and associated with Wells Fargo's
                                                                    institutional money management group and First Interstate's
                                                                    Pacifica family of mutual funds.

Scott M. Spalding (32)           02/2002 to Present                 Vice President, PIMCO. Formerly, associated with PacificCare
Vice President                                                      Healthcare Systems.

William S. Thompson, Jr. (56)    11/1993 to Present                 Chief Executive Officer, Managing Director and Executive
Vice President                                                      Committee Member, PIMCO; Director and President, StocksPLUS
                                                                    Management, Inc.; Vice President, PIMCO Commercial Mortgage
                                                                    Securities Trust, Inc.; and Senior Vice President, PIMCO
                                                                    Variable Insurance Trust.

Michael J. Willemsen (42)        02/2002 to Present                 Vice President, PIMCO, PIMCO Variable Insurance Trust,
Vice President                                                      PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO
                                                                    Strategic Global Government Fund, Inc. Formerly, Assistant
                                                                    Secretary, PIMCO Variable Insurance Trust and PIMCO Commercial
                                                                    Mortgage Securities Trust, Inc.

John P. Hardaway (44)            08/1990 to Present                 Senior Vice President, PIMCO; Treasurer, PIMCO Commercial
Treasurer                                                           Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                                    Trust, PIMCO Strategic Global Government Fund, Inc. and PIMCO
                                                                    Funds: Multi-Manager Series. Formerly, Vice President, PIMCO.

Garlin G. Flynn (56)             08/1995 to Present                 Specialist, PIMCO; Secretary, PIMCO Commercial Mortgage
Secretary                                                           Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                                    Strategic Global Government Fund, Inc.; and Assistant Secretary,
                                                                    PIMCO Funds: Multi-Manager Series. Formerly, Senior Fund
                                                                    Administrator, PIMCO.

Erik C. Brown (34)               02/2001 to Present                 Vice President, PIMCO; Assistant Treasurer, PIMCO Commercial
Assistant Treasurer                                                 Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust,
                                                                    PIMCO Strategic Global Government Fund, Inc. and PIMCO Funds:
                                                                    Multi-Manager Series. Formerly, tax consultant with Deloitte &
                                                                    Touche LLP and PricewaterhouseCoopers LLP.

200 PIMCO Funds Annual Report | 3.31.02

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $253 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO
FUNDS

PIMCO Funds Distributors LLC
840 Newport Center Drive
Newport Beach, CA 92660
800.927.4648
www.pimco.com

A Quarterly Publication from PIMCO Funds                      SPRING/SUMMER 2002

                                    ACCESS

                            The New Bond Landscape

                                             In Pimco's view, "Spread"
                                             sectors hold clear potential
                                             Page 2

                                    [LOGO]

5Get a grip on risk|6The latest from     |8A manager born to|Inside:  PIMCO Funds
                   | PIMCO's bond experts| pick stocks      |03.31.02 Annual Report A B C

                                                              [LOGO] PIMCO FUNDS

                               BUYING THE SPREAD

The Landscape for Bonds Has Changed. And PIMCO Sees Opportunity.

"The bull bond market may be over, but the reign of the spread has just begun."

                                                                     -Bill Gross

Last December, PIMCO Managing Director and Chief Investment Officer Bill Gross declared that the 20-year bond bull market was officially over. With Treasury yields at long-term lows, he explained, and the U.S. Federal Reserve nearing the end of its aggressive yearlong easing cycle, prospects for further price appreciation had fallen dramatically.

And yet, although the bull had run its course, he in no way implied that a bear market had begun. Or that there was a shortage of opportunities to take its place. In fact, he saw little reason why bonds couldn't continue to generate reasonable gains, especially given a subdued longer-term outlook for stocks.

Still, with bonds outperforming equities over the past two years, and the economy settling into recovery mode, where can one find compelling fixed-income opportunities in an investment landscape that seems to be moving sideways?

SPOTTING POTENTIAL

"The answer," says Gross, "lies in the spread"--the difference in yield between risk-free Treasury issues and higher-yielding, higher-risk securities such as corporate and emerging market bonds. Gross reports that he and his colleagues have been buying bonds currently yielding 2-3 percentage points more than intermediate Treasuries.

What's more, should spreads tighten, bondholders could benefit from capital appreciation. That's because a bond's yield and its price are inversely related: if yields come down, bond prices go up.

An economic recovery, even one as muted as Gross and his team expect, is a likely catalyst for such a scenario. As the economy gains strength and investors' appetite for risk increases, demand for bonds within the various spread sectors should rise, driving yields lower.

HOMING IN ON SPREAD SECTORS

As for individual spread sectors, Gross and his team currently favor three: mortgages, corporates, and emerging market debt. Each makes a compelling case for enhanced return potential.

2 access | Spring/Summer 2002

.. Mortgage-Backed Securities typically offer attractive yields relative to Treasuries along with high credit quality. Gross and his team are particularly keen on GNMA issues, which offer the same U.S. government guaranty that Treasury bonds do.

.. Corporate Bonds should benefit as the economy recovers, restoring health to companies' balance sheets. Improving company earnings could result in rising corporate credit ratings, which typically make corporate bonds more attractive to investors.

.. Emerging Market Bonds should also benefit from a global economic revival. Also, demand for these bonds is on the rise, as economic reforms, improved infrastructure and better access to information have lessened the risks of investing in this somewhat volatile asset class.

What could derail this scenario? Very simply, the bane of every bond investor: an unexpected uptick in inflation. But Gross thinks that scenario is unlikely. "Excess capacity, weak pricing power and continued productivity gains should keep inflation at bay," says Gross.

FOCUS ON QUALITY

However you may choose to capture the spread, selectivity is critical. A rising tide--in the form of an improving economy--won't necessarily lift all boats. PIMCO has long held that investors are best served by investing in the higher-quality opportunities within the various spread sectors. As always, you can count on the professional, disciplined management offered by PIMCO Funds to help seek the best balance of risk and reward. Make sure to consult your financial advisor, who can help you determine if an allocation to one or more of these bond sectors is right for you.

Spread Sectors Offer Attractive Return Potential

Fixed income segments with attractive yield premiums relative to Treasuries will play a primary role in PIMCO's strategy in 2002. As you can see by the graph below, these three sectors have yields that are higher than those of similar-maturity 10-yr U.S. Treasuries and also offer the potential for appreciation as spreads narrow. Data as of 3/31/02. Source: Bloomberg.


                                    [GRAPH]

                  Mortage-Backed Bonds                 97
                  Investment Grade Corporate Bonds    136
                  Emerging Markets Bond               598

Getting Paid for the Risk You Take

In the bond world, there is a direct relationship between risk and yield: the greater the risk, the higher the yield. The benchmarks for risk are Treasury securities, which are considered the least risky, since they are secured by the "full faith and credit" of the U.S. government. Issuers of riskier securities must pay a commensurately higher yield, or coupon, in order to attract investors. A bond's risks usually include credit risk--the risk that an issuer won't be able to repay its obligations--and interest rate risk--the risk that rising interest rates will cause a bond's value to fall. They may also include other special risks, such as call risk or emerging market risk.

Past performance is no guarantee of future results. In the above chart, Mortgages are represented by the Lehman Mortgage Index, an unmanaged index representing fixed rate mortgage issued by GNMA, FNMA & FHLMC; Investment grade corporate bonds are represented by the Merrill Lynch U.S. Master Index, a broad-based measure of the total rate of return performance of the U.S. investment grade markets; and Emerging Markets are represented by JPM EMBI+ Index, an unmanaged index that tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in an unmanaged index. The Yields are as follows: 10-Year Treasury 5.40%, Mortgages 6.37%, Investment Grade 6.76% & Emerging Markets 11.38%. These Yields are not indicative of the past or future performance or yield of any PIMCO Fund. Treasury bills are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Emerging markets are more volatile than an investment in U.S. securities. The securities of emerging markets may be less liquid and subject to the risks of currency fluctuations and political developments. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Spring/Summer 2002 | access 3

PIMCO RCM FUNDS:

A World of Opportunities                                               [PICTURE]

Dresdner RCM Global Funds recently combined into the PIMCO Funds family. As a result, the PIMCO Funds complex has grown to more than 60 domestic and international stock and bond funds, with more than $90 billion under management.

A PERFECT FIT

In keeping with the standards you've come to expect from PIMCO, the RCM Funds offer access to specialized investment expertise. All of the RCM Funds will continue to be managed by Dresdner RCM Global Investors LLC ("Dresdner RCM"), a premier global asset management firm.

LOCAL PRESENCE--GLOBAL PERSPECTIVE

Dresdner RCM has offices in San Francisco, London, Hong Kong and other key financial centers. In addition, it has hundreds of investment professionals and researchers around the world. Dresdner RCM draws upon this geographically dispersed talent to bring a global perspective to its portfolio management.

RESEARCH-INTENSIVE INVESTMENT PROCESS

Over the course of its long history, Dresdner RCM has developed a finely-tuned investment process to guide its domestic, international and global stock funds. This process relies on bottom-up research combined with in-depth analysis. Every stock considered for investment is evaluated for three factors:

.. Growth--Quantify long-term growth potential, taking into consideration earnings growth record and verifiable prospects.

.. Quality--Consider the credentials and integrity of the managers and board of directors, the company's balance sheet and its accounting principles.

.. Value--Determine company's value and then adjust based on risk relative to alternative investments.

Of course, the information yielded from this research is available to most investment managers. To gain a competitive edge, Dresdner RCM complements its fundamental analysis with Grassroots(SM) Research--hands-on research at the marketplace level.

ADDED VALUE OF GRASSROOTS(SM) RESEARCH

Grassroots(SM) Research is Dresdner RCM's unique investigative research division. Begun 15 years ago, Grassroots(SM) has grown into an elaborate network of more than 300 independent reporters/investigators and more than 40,000 industry contacts located in approximately 35 countries. Through local interviews and "on the ground" observations, this group tests Wall Street's assumptions with real-world analysis. In addition, GrassrootsSM can uncover key trends and information before they are widely available.

PIMCO RCM FUNDS

The RCM Funds are a perfect complement to the existing PIMCO Funds lineup, offering a wide range of global, international, sector and domestic stock portfolios.

For more information on the RCM Funds, talk to your financial advisor. He or she can help you evaluate opportunities with your personal investment plan in mind.

Past performance is no guarantee of future results. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets. The Funds are subject to various risks as described in the MMS Series prospectus including under the headings "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques." For additional details on RCM Funds, contact your financial advisor to receive a current MMS Series prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money.

4 access | Spring/Summer 2002

                                    [GRAPH]

Getting a Grip on Risk

How times have changed. A portfolio generating 8% annually seemed like nothing to brag about three years ago. Yet most investors--whether they are focused on stocks or bonds--would probably be pleased with that outcome today.

Not only has the recession put the capital markets in check, it has put investors' expectations in perspective. PIMCO's own Bill Gross has cautioned that stock and bond total returns "will be fortunate to reach 6% annually" over the next market cycle.

THE BENEFIT OF HINDSIGHT

For many, the combination of a tough bear market and a more challenging future investment climate has raised the issue of risk tolerance. In hindsight, the furor of the 1990s bull market caused some investors to take on more risk than they were really prepared for. After suffering stinging losses to their portfolios, many individuals have come to realize that they're not as risk tolerant as they once thought.

SIZING UP RISK TOLERANCE

But what is "risk tolerance" and how do you assess your own? While there are many different types of risk within the financial world (volatility risk, inflation risk, or foreign investment risk, to name just a few), most people view risk simply as the potential to lose principal. With this definition in mind, investors generally fall into one of three widely accepted categories of risk tolerance.

.. Conservative Investors emphasize principal protection over potential returns.

.. Moderate Investors seek a balance of risk and reward, taking on some degree of risk in order to increase their potential rates of return.

.. Aggressive Investors emphasize potential returns over principal protection. They are willing to put more of their portfolios at stake in order to heighten potential performance.

LEVEL WITH YOURSELF

In determining your personal risk tolerance, many financial professionals suggest that you ask yourself some hard questions. For example, "how much of a loss can you truly handle?" Some advisors say that when they convert percentages to figures, they often get a very different reaction from clients. The idea of a 20% decline on, say, a $180,000 portfolio is more abstract than a $36,000 loss.


THE TIME FACTOR

Yet even if you're an aggressive investor, that doesn't mean anything goes. Your general attitude towards risk needs to be taken in conjunction with your investment goals and time horizon. For example, if you have a decade or more before retirement, you can afford to take on more risk because you will have time to ride out dips in the market. But if you plan to retire in three years, your ability to take on risk is lower because your portfolio may not have time to recover if the market drops.

HAMMERING OUT A PLAN

Remember that when setting the risk parameters for your portfolio, a financial advisor can provide valuable insight. Once you've established your risk tolerance and time horizon, he or she can work with you to develop an asset allocation strategy that can help you meet your long-term financial goals.

The longer you have to invest, the more risk you can accept.

History has shown that worst-case returns (the bottom of each bar below) improve over longer holding periods. Source: Ibottson 1926-2001


                                    [GRAPH]


                                               1-Year Holding Periods                        5-Year Holding Periods
                                      Best-Case Return       Worst-Case Return      Best-Case Return       Worst-Case Return
                                    --------------------   ---------------------   -------------------   ---------------------
Large Company Stocks                               53.99                  -43.34                 28.55                  -12.47
Small Company Stocks                              142.87                  -58.01                  45.9                  -27.54
Long-Term Government Bonds                         40.36                   -9.18                 21.62                   -2.14
Treasury Bills                                     14.71                   -0.02                 11.12                    0.07


Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Each sector of the market entails risk. There is no guarantee that any investment strategies will work under all market conditions and each investor should evaluate their ability to invest for a long-term especially during periods of downturn in the market. For the chart above: Small Company Stocks are represented by a portfolio of stocks represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and for 1982- March 2001, the series is represented by the Dimensional Fund Advisors
(DFA) Small Company 9/10 Fund and the DFA Micro Cap Fund thereafter; Large Company Stocks are represented by the S&P 500 Index which is an unmanaged index that is generally considered to be representative of the stock market in general and it not possible to invest directly in an unmanaged index; Long-Term Government Bonds are represented by a one-bond portfolio with a maturity near 20 years; and Treasury Bills are represented by a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity no less than one month.

Spring/Summer 2002 | access 5

[PICTURE]
                Excerpted From Bill Gross's Investment Outlook

                           Searching For "Brandies"

Bill Gross's March 2002 comments on GE's short-term bond issuance and sale of $1 billion of GE commercial paper had a market-moving impact. Yet, as Gross points out in this excerpt from his April Investment Outlook, there was valuable insight to be found in the response.

The aftermath of the GE thing reminded me of my teenage years when I used to hunt for golf balls on the links rolling through the hills of Los Altos, California. My dad was a golfer and would pay me 50 cents each for what he called a "brandie," which meant in those days any ball without a two-inch gash in its side. Brandies were most easily found on the thirteenth hole, a short but devilishly difficult par four that was bordered by a near stagnant creek. The point of the tale is that I learned a life's lesson on that 13th hole--which was to not let the excitement of the moment blind me to even greater opportunities around the corner. Rushing to the ball with eyes fixated on the creek might be costing me the potential discovery of another one lying just to my right that was hidden in the tall grass.

LO AND BEHOLD

Cut to the PIMCO trading room over forty years later as I and my associates fine-tuned our ears to the TV audio offering GE CEO Jeffrey Immelt's rebuttal to the furor of the past few days. What's he gonna say about me, is he gonna "dis" PIMCO, was of course my immediate concern. That was the golf ball in the creek, the priority of the moment. But, then I began to look around, or in this case, listen up for some new information that might be helpful; something that might put some quarters in our clients' pockets at some future date. And lo and behold, there in the grass was another brandie.

In addition to sticking up for his company and not "dissing" PIMCO, [Mr. Immelt] said the following: "And so while, you know, a move into long-term debt will increase our funding costs slightly,...it has nothing to do with the spread between commercial paper and long-term debt because we swap into matching funds. So you know the incremental cost is de minimus." How could moving $11 billion from 1 3/4% commercial paper to 6 1/2% debt be "de minimus?" At first blush, it appears to be an annual increase in interest expense of about $500 million dollars. But Immelt could be right if in fact they "swap" that long-term debt back into short-term floating rate paper. GE's actual increase in interest expense might temporarily be limited to say $70 or $80 million not $500 million--if in fact they're using interest rate swaps.

"...Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again."

                                                                      Bill Gross

AN IMPORTANT FIND

And that is where I came upon what might be another brandie. The fresh idea was that if lots of corporations were doing the same thing, then the short-term Fed funds rate is driving the economy. It means that short-term rates are even more critical to the profitability of Corporate America--to the level of the stock market--to the growth rate of the American economy than ever before. It means that Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again.

And because Greenspan must keep short rates relatively low, the risk of inflation in future years will be greater than otherwise, the yield curve will remain more positively sloped than otherwise, and the dollar will ultimately be weaker than otherwise. Bond investors should therefore continue to emphasize the front-end of the yield curve, avoid long-term bonds and keep durations close to index levels. As explained in the January Investment Outlook, the bond bull market is over and "spread" strategies employing mortgage, corporate and emerging market debt should dominate near term. These are the brandies of the moment.

Past performance is no guarantee of future results. These two articles' contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. These two articles are distributed for educational purposes and should not be considered investment advice. Duration is a measure of the fund's price sensitivity expressed in years. CP is short-term unsecured debt, issued primarily by corporations, with a maximum maturity of 270 days and is subject to the risk of the issuer's inability to meet principal and interest payments. Mortgage-backed securities may be sensitive to changes in

6 access | Spring/Summer 2002

Excerpted From Paul McCulley's Fed Focus

Taking Back Easing

With the economy showing signs of strength, the markets have started to anticipate when the Fed might once again raise interest rates. But as Paul McCulley remarks in this excerpt from his April newsletter, when could be far less important than why.

On August 7, 2001, with the Fed targeting the Fed funds rate at 3 3/4%, I uttered the following line on CNBC: "Greenspan has tightened for the last time of his career."

The Fed funds rate is now 1 3/4%, and the Fed is openly threatening to "take back" the easing implemented after the September 11 tragedy, when the Fed funds rate stood at 3 1/2%. Thus, I must eat those words: unless Chairman Greenspan retires soon, he is likely to tighten again in his career.

NOT "TIGHTENING"

The Fed will almost certainly declare, however, that it is not "tightening." Rather, the Fed will declare that it is "taking back easing" that proved to be unneeded. That's not "tightening," Fed officials will reassuringly assert, just moving the level of the Fed funds rate from "accommodative" towards "neutral." They would be "tightening" only if they were moving the Fed funds rate to a "tight" level, and that's not on their mind, officials will argue.

So, when does the un-easing start? My hunch is that it will be later than the market presumes, probably not before the August 13 FOMC meeting. But the start date is really not all that important. What matters is the Fed's rationale for the campaign and how it sells that rationale to the markets.

An overwhelming majority of the FOMC believes that last fall's easing of the Fed funds rate south of 3 1/2% was a stepchild of its function in the wake of the Sept. 11 tragedy: restoring liquidity, and more important, the confidence of liquidity to the capital markets, in particular to the stock market.

A TEMPERATE FED

With the economy cyclically recovering, the FOMC now wants to "re-level" the Fed funds rate back up. Chairman Greenspan is likely to go along, but only begrudgingly. Why? First and foremost, Mr. Greenspan sees no need to pre-empt a modest cyclical increase in inflation: secular "price stability" has been achieved, and a "take back" of the deflationary corporate pricing of the recession is not a problem to be solved, but rather a path to improved corporate profit margins, and ultimately, renewed business investment.

Yes, the yield curve is steep, leading some market observers to worry about rising inflationary expectations. [But], it is also true that a steep yield curve is beneficial in breaking the "headwinds" of balance sheet repair in Corporate America. Thus, Mr. Greenspan is doubly incentivized to temper the FOMC's tightening proclivities.

Bottom line: I expect 25 basis points of tightening per quarter--on average!-- over the next seven quarters, doubling the Fed funds rate to 3 1/2% by the end of 2003.

Interest Rates at 40-Year Lows

As of March 2002, the Fed Funds rate was at 1.75%--a level not seen since the early 1960s. Most Fed-watchers now expect a tightening cycle to begin sometime this year.

                                    [GRAPH]

Source: Federal Reserve

Jul-54               0.80
Aug-54               1.22
Sep-54               1.06
Oct-54               0.85
Nov-54               0.83
Dec-54               1.28
Jan-55               1.39
Feb-55               1.29
Mar-55               1.35
Apr-55               1.43
May-55               1.43
Jun-55               1.64
Jul-55               1.68
Aug-55               1.96
Sep-55               2.18
Oct-55               2.24
Nov-55               2.35
Dec-55               2.48
Jan-56               2.45
Feb-56               2.50
Mar-56               2.50
Apr-56               2.62
May-56               2.75
Jun-56               2.71
Jul-56               2.75
Aug-56               2.73
Sep-56               2.95
Oct-56               2.96
Nov-56               2.88
Dec-56               2.94
Jan-57               2.84
Feb-57               3.00
Mar-57               2.96
Apr-57               3.00
May-57               3.00
Jun-57               3.00
Jul-57               2.99
Aug-57               3.24
Sep-57               3.47
Oct-57               3.50
Nov-57               3.28
Dec-57               2.98
Jan-58               2.72
Feb-58               1.67
Mar-58               1.20
Apr-58               1.26
May-58               0.63
Jun-58               0.93
Jul-58               0.68
Aug-58               1.53
Sep-58               1.76
Oct-58               1.80
Nov-58               2.27
Dec-58               2.42
Jan-59               2.48
Feb-59               2.43
Mar-59               2.80
Apr-59               2.96
May-59               2.90
Jun-59               3.39
Jul-59               3.47
Aug-59               3.50
Sep-59               3.76
Oct-59               3.98
Nov-59               4.00
Dec-59               3.99
Jan-60               3.99
Feb-60               3.97
Mar-60               3.84
Apr-60               3.92
May-60               3.85
Jun-60               3.32
Jul-60               3.23
Aug-60               2.98
Sep-60               2.60
Oct-60               2.47
Nov-60               2.44
Dec-60               1.98
Jan-61               1.45
Feb-61               2.54
Mar-61               2.02
Apr-61               1.49
May-61               1.98
Jun-61               1.73
Jul-61               1.17
Aug-61               2.00
Sep-61               1.88
Oct-61               2.26
Nov-61               2.61
Dec-61               2.33
Jan-62               2.15
Feb-62               2.37
Mar-62               2.85
Apr-62               2.78
May-62               2.36
Jun-62               2.68
Jul-62               2.71
Aug-62               2.93
Sep-62               2.90
Oct-62               2.90
Nov-62               2.94
Dec-62               2.93
Jan-63               2.92
Feb-63               3.00
Mar-63               2.98
Apr-63               2.90
May-63               3.00
Jun-63               2.99
Jul-63               3.02
Aug-63               3.49
Sep-63               3.48
Oct-63               3.50
Nov-63               3.48
Dec-63               3.38
Jan-64               3.48
Feb-64               3.48
Mar-64               3.43
Apr-64               3.47
May-64               3.50
Jun-64               3.50
Jul-64               3.42
Aug-64               3.50
Sep-64               3.45
Oct-64               3.36
Nov-64               3.52
Dec-64               3.85
Jan-65               3.90
Feb-65               3.98
Mar-65               4.04
Apr-65               4.09
May-65               4.10
Jun-65               4.04
Jul-65               4.09
Aug-65               4.12
Sep-65               4.01
Oct-65               4.08
Nov-65               4.10
Dec-65               4.32
Jan-66               4.42
Feb-66               4.60
Mar-66               4.65
Apr-66               4.67
May-66               4.90
Jun-66               5.17
Jul-66               5.30
Aug-66               5.53
Sep-66               5.40
Oct-66               5.53
Nov-66               5.76
Dec-66               5.40
Jan-67               4.94
Feb-67               5.00
Mar-67               4.53
Apr-67               4.05
May-67               3.94
Jun-67               3.98
Jul-67               3.79
Aug-67               3.90
Sep-67               3.99
Oct-67               3.88
Nov-67               4.13
Dec-67               4.51
Jan-68               4.60
Feb-68               4.71
Mar-68               5.05
Apr-68               5.76
May-68               6.11
Jun-68               6.07
Jul-68               6.02
Aug-68               6.03
Sep-68               5.78
Oct-68               5.91
Nov-68               5.82
Dec-68               6.02
Jan-69               6.30
Feb-69               6.61
Mar-69               6.79
Apr-69               7.41
May-69               8.67
Jun-69               8.90
Jul-69               8.61
Aug-69               9.19
Sep-69               9.15
Oct-69               9.00
Nov-69               8.85
Dec-69               8.97
Jan-70               8.98
Feb-70               8.98
Mar-70               7.76
Apr-70               8.10
May-70               7.94
Jun-70               7.60
Jul-70               7.21
Aug-70               6.61
Sep-70               6.29
Oct-70               6.20
Nov-70               5.60
Dec-70               4.90
Jan-71               4.14
Feb-71               3.72
Mar-71               3.71
Apr-71               4.15
May-71               4.63
Jun-71               4.91
Jul-71               5.31
Aug-71               5.56
Sep-71               5.55
Oct-71               5.20
Nov-71               4.91
Dec-71               4.14
Jan-72               3.50
Feb-72               3.29
Mar-72               3.83
Apr-72               4.17
May-72               4.27
Jun-72               4.46
Jul-72               4.55
Aug-72               4.80
Sep-72               4.87
Oct-72               5.04
Nov-72               5.06
Dec-72               5.33
Jan-73               5.94
Feb-73               6.58
Mar-73               7.09
Apr-73               7.12
May-73               7.84
Jun-73               8.49
Jul-73              10.40
Aug-73              10.50
Sep-73              10.78
Oct-73              10.01
Nov-73              10.03
Dec-73               9.95
Jan-74               9.65
Feb-74               8.97
Mar-74               9.35
Apr-74              10.51
May-74              11.31
Jun-74              11.93
Jul-74              12.92
Aug-74              12.01
Sep-74              11.34
Oct-74              10.06
Nov-74               9.45
Dec-74               8.53
Jan-75               7.13
Feb-75               6.24
Mar-75               5.54
Apr-75               5.49
May-75               5.22
Jun-75               5.55
Jul-75               6.10
Aug-75               6.14
Sep-75               6.24
Oct-75               5.82
Nov-75               5.22
Dec-75               5.20
Jan-76               4.87
Feb-76               4.77
Mar-76               4.84
Apr-76               4.82
May-76               5.29
Jun-76               5.48
Jul-76               5.31
Aug-76               5.29
Sep-76               5.25
Oct-76               5.02
Nov-76               4.95
Dec-76               4.65
Jan-77               4.61
Feb-77               4.68
Mar-77               4.69
Apr-77               4.73
May-77               5.35
Jun-77               5.39
Jul-77               5.42
Aug-77               5.90
Sep-77               6.14
Oct-77               6.47
Nov-77               6.51
Dec-77               6.56
Jan-78               6.70
Feb-78               6.78
Mar-78               6.79
Apr-78               6.89
May-78               7.36
Jun-78               7.60
Jul-78               7.81
Aug-78               8.04
Sep-78               8.45
Oct-78               8.96
Nov-78               9.76
Dec-78              10.03
Jan-79              10.07
Feb-79              10.06
Mar-79              10.09
Apr-79              10.01
May-79              10.24
Jun-79              10.29
Jul-79              10.47
Aug-79              10.94
Sep-79              11.43
Oct-79              13.77
Nov-79              13.18
Dec-79              13.78
Jan-80              13.82
Feb-80              14.13
Mar-80              17.19
Apr-80              17.61
May-80              10.98
Jun-80               9.47
Jul-80               9.03
Aug-80               9.61
Sep-80              10.87
Oct-80              12.81
Nov-80              15.85
Dec-80              18.90
Jan-81              19.08
Feb-81              15.93
Mar-81              14.70
Apr-81              15.72
May-81              18.52
Jun-81              19.10
Jul-81              19.04
Aug-81              17.82
Sep-81              15.87
Oct-81              15.08
Nov-81              13.31
Dec-81              12.37
Jan-82              13.22
Feb-82              14.78
Mar-82              14.68
Apr-82              14.94
May-82              14.45
Jun-82              14.15
Jul-82              12.59
Aug-82              10.12
Sep-82              10.31
Oct-82               9.71
Nov-82               9.20
Dec-82               8.95
Jan-83               8.68
Feb-83               8.51
Mar-83               8.77
Apr-83               8.80
May-83               8.63
Jun-83               8.98
Jul-83               9.37
Aug-83               9.56
Sep-83               9.45
Oct-83               9.48
Nov-83               9.34
Dec-83               9.47
Jan-84               9.56
Feb-84               9.59
Mar-84               9.91
Apr-84              10.29
May-84              10.32
Jun-84              11.06
Jul-84              11.23
Aug-84              11.64
Sep-84              11.30
Oct-84               9.99
Nov-84               9.43
Dec-84               8.38
Jan-85               8.35
Feb-85               8.50
Mar-85               8.58
Apr-85               8.27
May-85               7.97
Jun-85               7.53
Jul-85               7.88
Aug-85               7.90
Sep-85               7.92
Oct-85               7.99
Nov-85               8.05
Dec-85               8.27
Jan-86               8.14
Feb-86               7.86
Mar-86               7.48
Apr-86               6.99
May-86               6.85
Jun-86               6.92
Jul-86               6.56
Aug-86               6.17
Sep-86               5.89
Oct-86               5.85
Nov-86               6.04
Dec-86               6.91
Jan-87               6.43
Feb-87               6.10
Mar-87               6.13
Apr-87               6.37
May-87               6.85
Jun-87               6.73
Jul-87               6.58
Aug-87               6.73
Sep-87               7.22
Oct-87               7.29
Nov-87               6.69
Dec-87               6.77
Jan-88               6.83
Feb-88               6.58
Mar-88               6.58
Apr-88               6.87
May-88               7.09
Jun-88               7.51
Jul-88               7.75
Aug-88               8.01
Sep-88               8.19
Oct-88               8.30
Nov-88               8.35
Dec-88               8.76
Jan-89               9.12
Feb-89               9.36
Mar-89               9.85
Apr-89               9.84
May-89               9.81
Jun-89               9.53
Jul-89               9.24
Aug-89               8.99
Sep-89               9.02
Oct-89               8.84
Nov-89               8.55
Dec-89               8.45
Jan-90               8.23
Feb-90               8.24
Mar-90               8.28
Apr-90               8.26
May-90               8.18
Jun-90               8.29
Jul-90               8.15
Aug-90               8.13
Sep-90               8.20
Oct-90               8.11
Nov-90               7.81
Dec-90               7.31
Jan-91               6.91
Feb-91               6.25
Mar-91               6.12
Apr-91               5.91
May-91               5.78
Jun-91               5.90
Jul-91               5.82
Aug-91               5.66
Sep-91               5.45
Oct-91               5.21
Nov-91               4.81
Dec-91               4.43
Jan-92               4.03
Feb-92               4.06
Mar-92               3.98
Apr-92               3.73
May-92               3.82
Jun-92               3.76
Jul-92               3.25
Aug-92               3.30
Sep-92               3.22
Oct-92               3.10
Nov-92               3.09
Dec-92               2.92
Jan-93               3.02
Feb-93               3.03
Mar-93               3.07
Apr-93               2.96
May-93               3.00
Jun-93               3.04
Jul-93               3.06
Aug-93               3.03
Sep-93               3.09
Oct-93               2.99
Nov-93               3.02
Dec-93               2.96
Jan-94               3.05
Feb-94               3.25
Mar-94               3.34
Apr-94               3.56
May-94               4.01
Jun-94               4.25
Jul-94               4.26
Aug-94               4.47
Sep-94               4.73
Oct-94               4.76
Nov-94               5.29
Dec-94               5.45
Jan-95               5.53
Feb-95               5.92
Mar-95               5.98
Apr-95               6.05
May-95               6.01
Jun-95               6.00
Jul-95               5.85
Aug-95               5.74
Sep-95               5.80
Oct-95               5.76
Nov-95               5.80
Dec-95               5.60
Jan-96               5.56
Feb-96               5.22
Mar-96               5.31
Apr-96               5.22
May-96               5.24
Jun-96               5.27
Jul-96               5.40
Aug-96               5.22
Sep-96               5.30
Oct-96               5.24
Nov-96               5.31
Dec-96               5.29
Jan-97               5.25
Feb-97               5.19
Mar-97               5.39
Apr-97               5.51
May-97               5.50
Jun-97               5.56
Jul-97               5.52
Aug-97               5.54
Sep-97               5.54
Oct-97               5.50
Nov-97               5.52
Dec-97               5.50
Jan-98               5.56
Feb-98               5.51
Mar-98               5.49
Apr-98               5.45
May-98               5.49
Jun-98               5.56
Jul-98               5.54
Aug-98               5.55
Sep-98               5.51
Oct-98               5.07
Nov-98               4.83
Dec-98               4.68
Jan-99               4.63
Feb-99               4.76
Mar-99               4.81
Apr-99               4.74
May-99               4.74
Jun-99               4.76
Jul-99               4.99
Aug-99               5.07
Sep-99               5.22
Oct-99               5.20
Nov-99               5.42
Dec-99               5.30
Jan-00               5.46
Feb-00               5.73
Mar-00               5.85
Apr-00               6.02
May-00               6.27
Jun-00               6.53
Jul-00               6.54
Aug-00               6.50
Sep-00               6.52
Oct-00               6.51
Nov-00               6.51
Dec-00               6.40
Jan-01               5.98
Feb-01               5.49
Mar-01               5.31
Apr-01               4.80
May-01               4.21
Jun-01               3.97
Jul-01               3.77
Aug-01               3.65
Sep-01               3.07
Oct-01               2.49
Nov-01               2.09
Dec-01               1.82
Jan-02               1.73
Feb-02               1.74
Mar-02               1.73

This Chart is not indicative of the past or future performance of any PIMCO
Fund.

prevailing interest rates--when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets.

                                                   Spring/Summer 2002 | access 7

[PHOTO]

A Sharp Eye for Value Stocks

John Schneider has built an impressive record as manager of PIMCO Renaissance and Value Funds.

During the late 1990s, midst NASDAQ's -breaking surge, John Schneider was eyeing stocks most investors didn't want to own: companies whose prices had fallen sharply but whose growth prospects were, he felt, better than of the overall market. With the country's longest-running economic expansion continuing, most market observers expected the bull market to keep on going.

"BORN TO PICK STOCKS"

But a few short years later, with the NASDAQ struggling and value stocks back in favor, Schneider's strategy looks remarkably prescient. He has delivered back-to-back years of solid performance for the two PIMCO funds he manages, Renaissance and Value, and investors are paying attention. In fact, his success earned accolades in a recent Barron's article (11/02/01), which describes Schneider as a manager "born to pick stocks."

What separates Schneider from other value managers is his ability to pull companies with significant near-term potential out of the shadows. "I don't just look for companies selling at attractive valuations," he says. "I want to own inexpensive companies with profit potential that has yet to be unlocked and, therefore, has gone unrecognized by investors."

SEARCHING FOR CATALYSTS

Schneider's passion for stocks began at an early age. He was in high school when he began to research underpriced stocks, and at times would buy 10 or 20 shares for his personal portfolio. He went on to earn a degree in finance from Lehigh University and became an avid reader of well-known value investors like Warren Buffett.

Today, he continues to do most of his own research. "I am always looking for catalysts that can help turn a company or industry around," he says. In identifying such catalysts, Schneider looks for a positive fundamental shift within the company, such as a management change or improving balance sheets.

Sometimes, a sea change within a specific industry also gives him reason to buy a specific stock.

Going forward, Schneider believes that value stocks should continue to perform well because they underper-formed growth stocks for such a long time. "It will take more than a year or two of good performance to narrow the valuation disparity between these two investment types," he says.

While PIMCO Renaissance Fund closed to new investors as of April 30, 2002, those seeking to take advantage of Schneider's stock-picking prowess can still do so via PIMCO Value Fund. "No one knows which way the market will move from one day to the next," says Schneider. "But one thing is certain: It will continue to provide attractive investment opportunities for those willing to find them."

  PIMCO Value Fund:
  A Blue-Chip Performer

  .  Managed by John Schneider

  .  Focuses on large-cap undervalued companies

  . Invests in companies with catalysts likely to fuel positive performance in the near future

Past performance is no guarantee of future results. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap Stocks. When investing in value securities, the market may not necessarily have the same value assessment as the manager and therefore the performance of the securities may decline. Both Funds may invest up to 15% in foreign securities, which may entail greater risk due to foreign economic and political developments. For additional details on PIMCO Value Fund, contact your financial advisor to receive a current MMS Series prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. This article contains the current opinions of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice.

8 access | Spring/Summer 2002

Q quick takes

Bill Gross, PIMCO Chief Investment Officer and manager of PIMCO Total Return Fund, was profiled in the March 4, 2002 edition of Fortune magazine. An excerpt from "The Bond King", a seven-page feature article written by David Rynecki, follows.

[PICTURE]

Warren Buffett, John Neff, Bill Miller, Peter Lynch--the stock market has always had dominant personalities whose long-term success becomes legend. In the bond market that dominant personality is [Bill] Gross. At 57, he is the philosopher-
king of bonds--combining big-picture wisdom with day-to-day performance....

Gross has an unusual combination of strengths. Like Buffett and Neff, he has mastered the craft of the value investor, and much of his stellar performance derives from his reliance on a clear set of mathematical formulas that determine value and reduce knee-jerk emotion. Like Lynch, he has become so closely identified with an organization that, to many, he is the organization. And like Miller, he is unmatched in exploiting weakness.

But unlike any of his peers in the stock market, Gross has compiled his record for brilliance in an area of the market that appears agonizingly dull, a haven for geriatric coupon clippers and math nerds.

This is how he does it. First, he preys on the element of certainty: Bond investing is built on mathematical precision, in which most of the variables, such as credit ratings, yields, maturities, and duration, are spelled out....

Then, somehow, Gross masters the element of uncertainty. There are a nearly infinite number of variables driven by the human condition (Sept. 11 and Enron, to name two) that are impossible to quantify in a neat for-mula....That's where
Gross' surprisingly accurate gut comes in. For a belt-and-suspenders guy, he has a remarkable inclination--and talent--for guessing. Educated guesses, for sure. The philosopher-king will spend hours alone in his office, blinds shut, reading everything from analyst reports to Balzac. There is no TV. He takes no phone calls. It works.

As the record shows, the uncertain world appears more certain to Gross than to virtually all his competitors....

He's often asked whether he should get out when he's still on top. Would he rather be remembered as a 50-year old Frank Sinatra at the peak of his vocal excellence or Sinatra at 80 trying to remember the words to "My Way?" For now, Gross might prefer the tune "All the Way," because that's his plan. "I've wondered whether I should do what [Peter] Lynch did," he says. "But I can't. My desire isn't to make money. I have more money than I know what to do with. My desire is to win--and win forever."

Ask your financial advisor for a reprint of this article or call 1-800-426-0107.

--------------------------------------------------------------------------------

[LOGO] Keep current at www.pimcofunds.com

To get the latest updates from PIMCO Funds, be sure to check out the News column on our Home page. There, we'll post breaking news, including any important announcements related to your investments.

--------------------------------------------------------------------------------

This article contains the current opinions of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice. Mr. Gross is the Manager of PIMCO Total Return Fund. Each sector of the bond market entails some risk. This article was reprinted with the permission of Fortune.

                                                   Spring/Summer 2002 | access 9

[PICTURE]           Jason T. Michaels
                    United States Senator,
                    Class of 529


Today, kids will be kids. Tomorrow, they'll be the leaders of our country. Invest in your children with the CollegeAccess 529 Plan. Sponsored by the State of South Dakota and managed and distributed by PIMCO Funds Distributors. Compare this plan to other investment options, and you'll soon discover its many advantages, including:

..  Earnings grow FREE FROM FEDERAL INCOME TAX/1/
..  NOW WITHDRAWALS for qualified higher education expenses are FREE FROM FEDERAL
   INCOME TAX/2/
..  Use at ANY accredited college in ANY state
..  YOU control the money--even after the child turns 18
..  LOW initial investment--as low as $250/3/
..  NO income or age restrictions
..  Ability to CHANGE the beneficiary to any family member--or even yourself--at any time
.. CHOICE of 26 investment options, which utilize mutual funds from several leading fund families/4/, such as American Funds, MFS(R) Investment
   Management and Franklin Templeton Investments
.. HIGH balance limit--$305,000--and NO annual limit (provided you do not exceed the maximum balance)

For more information, talk to your financial advisor, call
1-866-529-PIMCO or visit www.CollegeAccess529.com.

                                                                CollegeAccess529
                                                     invest in your children(SM)


1. State taxes may apply for residents of states other than South Dakota. Consult your financial or tax advisor regarding state taxes, and other tax-advantaged college savings options. Excludability from income for federal income tax purposes is scheduled to expire on December 31, 2010, unless renewed by Act of Congress. 2. Qualified expenses include tuition and fees, room and board, books and other supplies. 3. Certain restrictions apply. See the Plan Disclosure Statement for details. 4. South Dakota residents and individuals who name a South Dakota resident as account beneficiary can invest directly in the Program, without the use of a financial advisor. Many of the investment options are not available to investors who choose to invest directly. Additional fees apply for investments made through a financial advisor. See Plan Disclosure Statement for details.

Please read the current CollegeAccess 529 Plan Disclosure Statement before investing. CollegeAccess 529 Plan is a Section 529 college savings plan sponsored by the State of South Dakota, and managed and distributed by PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, 866-529-7462.

NOTICE: CollegeAccess 529 Plan accounts are not insured by any state, and neither the principal deposited nor any investment returns guaranteed by any state. Furthermore, the accounts are not insured, nor the principal or any investment return guaranteed, by the federal government or any federal agency.

MARCH 31, 2002

                                 Annual Report

Pacific Investment
Management Series

Share Classes

 A B C

SHORT DURATION BOND FUNDS
Money Market Fund
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund

LONG DURATION BOND FUNDS
Long-Term
U.S. Government Fund

INTERNATIONAL BOND FUNDS
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS
High Yield Fund

MORTGAGE-BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund

INFLATION-INDEXED BOND FUNDS
Real Return Fund

CONVERTIBLE FUNDS
Convertible Fund

TAX-EXEMPT BOND FUNDS
Municipal Bond Fund
California Interm. Municipal Bond Fund
California Municipal Bond Fund
New York Municipal Bond Fund

STOCK AND BOND FUNDS
Strategic Balanced Fund

ENHANCED INDEX STOCK FUNDS
StocksPLUS Fund

                                                              [LOGO] PIMCO FUNDS

Table of Contents
Chairman's Letter ........................................................... 3

Fund Summaries ............................................................4-42

Schedules of Investments ................................................43-133

                                                     Fund           Schedule of
Fund                                                 Summary        Investments
California Inter. Muni. Bond Fund ....................... 4 .................43
California Municipal Bond Fund .......................... 6 .................46
Convertible Fund ........................................ 8 .................48
Emerging Markets Bond Fund ..............................10 .................50
Foreign Bond Fund .......................................12 .................52
Global Bond Fund II .....................................14 .................59
GNMA Fund ...............................................16 .................65
High Yield Fund .........................................18 .................67
Long-Term U.S. Government Fund ..........................20 .................74
Low Duration Fund .......................................22 .................77
Money Market Fund .......................................24 .................85
Municipal Bond Fund .....................................26 .................86
New York Municipal Bond Fund ............................28 .................90
Real Return Fund ........................................30 .................91
Short-Term Fund .........................................32 .................94
StocksPLUS Fund .........................................34 .................99
Strategic Balanced Fund .................................36 ................103
Total Return Fund .......................................38 ................104
Total Return Mortgage Fund ..............................40 ................132

Financial Highlights ...................................................134-135

Statements of Assets and Liabilities ...................................146-148

Statements of Operations ...............................................149-151

Statements of Changes in Net Assets ....................................152-156

Statements of Cash Flows ...................................................157

Notes to Financial Statements ..........................................158-166

[PHOTO]

Dear Fellow Shareholder:

"The bond bull market may be over, but the reign of the spread has just begun." These words from Bill Gross, PIMCO's renowned bond chief, provide a timely reminder that every market creates opportunities. And we believe this one is no exception.

With interest rates at 30-year lows, the economy now shows signs of turning the corner. That's good news for investors. As corporate balance sheets start to gain strength, so too should the stock market. And bond "spread" sectors, such as corporates, mortgages and emerging markets, also stand to benefit as the global economic recovery gains steam.

Still, today's more challenging investment climate accentuates the fact that markets do not move in a straight line. That's why a diversified investment portfolio allocated across stocks, bonds and cash, as well as different sectors and investment styles, remains an excellent strategy for the long term.

Rest assured that each of the PIMCO Funds in this report follows a disciplined investment process. I'm pleased to report that the performance of the Funds bears this out. In keeping with our total return philosophy, the vast majority of our Funds posted solid relative results this year, while continuing to provide an anchor in what was a volatile equity market. In addition, PIMCO Short Duration Municipal Income Fund was launched in April. If you would like more information, including a prospectus, talk to your financial advisor or call the number below.

As always, I thank you for the trust you've placed in PIMCO Funds. If you have questions concerning this report, please contact your financial advisor. You can also call PIMCO Funds at 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

Sincerely,
Brent R. Harris

/S/ Brent R. Harris

Chairman of the Board
April 30, 2002

                                           3.31.02 | PIMCO Funds Annual Report 3

A TAX-EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate maturity municipal securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$109.5 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed peer group and benchmark over the past year.

The Fund's Class A shares at NAV returned 3.76% over the past year, outperforming both the Lehman Brothers California Intermediate Municipal Bond Index and its Lipper Average, which returned 3.40% and 3.08%, respectively. Since inception, the Fund has returned 6.51% annually, beating both its benchmark (5.85%) and its Lipper peer group (5.45%).

Recession, Fed easing drove bond returns.

Bonds were among the top-performing investments in a volatile year for financial markets, as the U.S. entered into a recession in March of 2001. The slowdown was driven by a severe decline in business investment and a contraction of corporate profits. The terrorist attacks heightened these trends. For most of the period, California municipal yields fell as the Federal Reserve lowered nominal interest rates to their lowest levels in 40 years. However, late in 2001 and early in 2002, yields rose as signs of an economic recovery emerged and investors anticipated Fed tightening. California lagged the national municipal market due to deteriorating fiscal conditions and expectations of substantial new issuance.

Longer-dated issues, revenue bonds drove performance.

The Fund's overweight exposure to longer-term issues enhanced performance, as these yields rose less than intermediate-term securities. Reduced exposure to California state general obligations also improved returns as these issues lagged due to a widening budget gap and increased supply. Modest allocations to non-California debt that qualify for California tax exemption were also positive as these bonds outperformed California issues. However, the Fund's above-benchmark duration detracted from returns as California yields rose over the past year.

"California yields could be volatile in the short term as issuance increases to meet a widening budget gap."

                                                                     Mark McCray

Increased supply in coming months could cause yields to be volatile.

While the global slowdown has ended, we anticipate the pace of recovery in the U.S. will be moderate. As growth resumes, we expect the Fed to take back some of its post September 11 emergency easing. We anticipate a range-bound interest rate environment, with limited potential for capital appreciation. While long-term California municipal issues offer fair value, we expect yields to be volatile in the short term due to new issuance and weaker state fiscal conditions. We intend to maintain high average credit quality and target duration near the benchmark while seeking value through issue selection, sector allocations and yield curve weightings.

4  PIMCO Funds Annual Report | 3.31.02

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                      1 year   3 year   5 year   10 year    Inception
                                                                                                             (8/31/99)
PIMCO CA Interm. Municipal Bond Fund A Shares                           3.76%      --        --       --        6.51%
PIMCO CA Interm. Municipal Bond Fund A Shares (adjusted)                0.64%       --       --       --        5.26%
Lipper CA Intermediate Municipal Debt Fund Average                      3.08%       --       --       --          --
Lehman Brothers CA Intermediate Municipal Bond Index                    3.40%       --       --       --          --

MATURITY PROFILE

  Less than 1 year                           6%
  1-5 years                                 27%
  5-10 years                                35%
  10-20 years                               16%
  20-30 years                               14%
  Over 30 years                              2%
  Duration                            7.0 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes                 91.7%
  U.S. Treasury Obligations                7.7%
  Other                                    0.6%

QUALITY BREAKDOWN

  AAA                                     58.2%
  AA                                      15.1%
  A                                        6.8%
  BBB                                     12.1%
  BB                                       7.8%

CHANGE IN VALUE FOR periods ended 3/31/02

                                   [GRAPH]

                          PIMCO CA           Lehman Bros.
                       Interm. Muni.       CA Interm. Muni.
    Month                  Bond A             Bond Index
    =====              =============       ================
 08/31/1999                9,700                 10,000
 09/30/1999                9,766                 10,064
 10/31/1999                9,691                  9,998
 11/30/1999                9,770                 10,080
 12/31/1999                9,724                  9,987
 01/31/2000                9,753                 10,044
 02/29/2000                9,813                 10,099
 03/31/2000                9,986                 10,247
 04/30/2000                9,959                 10,170
 05/31/2000               10,003                 10,197
 06/30/2000               10,189                 10,426
 07/31/2000               10,320                 10,569
 08/31/2000               10,466                 10,734
 09/30/2000               10,431                 10,673
 10/31/2000               10,495                 10,736
 11/30/2000               10,543                 10,784
 12/31/2000               10,716                 10,957
 01/31/2001               10,888                 11,152
 02/28/2001               10,904                 11,150
 03/31/2001               11,004                 11,200
 04/30/2001               10,825                 10,996
 05/31/2001               11,010                 11,187
 06/30/2001               11,072                 11,253
 07/31/2001               11,203                 11,438
 08/31/2001               11,426                 11,648
 09/30/2001               11,412                 11,616
 10/31/2001               11,467                 11,747
 11/30/2001               11,415                 11,614
 12/31/2001               11,323                 11,492
 01/31/2002               11,479                 11,727
 02/28/2002               11,578                 11,866
 03/31/2002               11,417                 11,580

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 42 for additional footnotes, which include additional information.

                                           3.31.02 | PIMCO Funds Annual Report 5

A TAX - EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
$11.7 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

The Fund turned in a favorable performance over the past year.

PIMCO California Municipal Bond Fund's Class A shares at NAV returned 3.81% over the past year, beating the Lehman Brothers California Insured Municipal Debt Index, which returned 3.48%, and the Lipper California Municipal Debt Fund Average, which returned 2.31%. The Fund has also outperformed its Lehman benchmark since inception, returning 8.42% compared to 8.13%.

Recession, Fed easing fueled strong bond performance.

Bonds were among the top performing investments in an otherwise volatile and disappointing year for the financial markets. The Federal Reserve provided a powerful tailwind, lowering the nominal Federal Funds rate to a 40-year low in an effort to revive the economy. A slowdown in business spending and mounting unemployment led the downturn, while the terrorist attacks heightened these trends and caused confidence among businesses and consumers to decline. For most of the Fund's fiscal year, California municipal yields fell. However, signs of a recovery towards the end of the period heightened expectations for Fed tightening and caused interest rates to rise. California underperformed the national municipal market due to weaker fiscal conditions and expectations of increased supply.

Duration management, revenue bonds enhanced returns.

The Fund's below-benchmark duration contributed to returns as yields rose. Overweight exposure to short-term issues

"In a range-bound interest rate environment, California municipal bonds offer attractive yields relative to taxable debt."

                                                                     Mark McCray

further aided performance, since these yields rose less than their longer-term counterparts. The Fund also benefited from allocations to high-quality revenue bonds, which performed better than state general obligation bonds. Modest exposure to state tax-exempt, non-California debt improved relative returns as these securities outperformed California issues.

Modest recovery, muted growth, benign inflation are likely.

The global slowdown has ended, with the U.S. expected to lead a global recovery as inventory restocking boosts manufacturing demand worldwide. However, we anticipate the pace of growth to slow as inventory gains work their way through the economy. We also expect the Federal Reserve to take back some of the emergency liquidity they provided in the wake of the September 11 attacks. While California yields offer value over the long term, increasing supply and a large state deficit could cause yields to be volatile in the short term. We intend to target duration near the benchmark, looking to add value through sector allocations and security selection. We hope to overweight longer-term issues, as these securities should respond less to forecasted Fed tightening. We also expect to maintain high average credit quality, as premiums for lower-rated debt are inadequate given present liquidity and credit risks.

6  PIMCO Funds Annual Report | 3.31.02

PIMCO CA Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                               1 year   3 year   5 year   10 year    Inception
                                                                                                                      (5/16/00)
PIMCO CA Municipal Bond Fund A Shares                                            3.81%       --       --        --        8.42%
PIMCO CA Municipal Bond Fund A Shares (adjusted)                                 0.69%       --       --        --        6.67%
Lipper CA Municipal Debt Fund Average                                            2.31%       --       --        --          --
Lehman CA Insured Municipal Index                                                3.48%       --       --        --          --

MATURITY PROFILE

  5-10 years                     21%
  10-20 years                    15%
  20-30 years                    56%
  Over 30 years                   8%
  Duration                10.4 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes        98.5%
  Other                           1.5%

QUALITY BREAKDOWN

  AAA                     60.7%
  AA                       9.1%
  A                        9.9%
  BBB                     12.7%
  BB                       7.6%

CHANGE IN VALUE For periods ended 3/31/02

                                   [GRAPHIC]

                     PIMCO CA             Lehman Bros. CA
                     Municipal             Insured Muni.
    Month             Bond A                Bond Index
    =====            =========            ===============
 05/31/2000             9,700                  10,000
 06/30/2000             9,901                  10,321
 07/31/2000            10,036                  10,475
 08/31/2000            10,175                  10,715
 09/30/2000            10,147                  10,658
 10/31/2000            10,204                  10,579
 11/30/2000            10,261                  10,662
 12/31/2000            10,470                  10,940
 01/31/2001            10,626                  11,042
 02/28/2001            10,699                  11,061
 03/31/2001            10,768                  11,151
 04/30/2001            10,491                  10,939
 05/31/2001            10,743                  11,101
 06/30/2001            10,839                  11,150
 07/31/2001            11,073                  11,338
 08/31/2001            11,282                  11,626
 09/30/2001            11,284                  11,566
 10/31/2001            11,420                  11,717
 11/30/2001            11,329                  11,634
 12/31/2001            11,256                  11,514
 01/31/2002            11,376                  11,697
 02/28/2002            11,534                  11,823
 03/31/2002            11,179                  11,539

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 42 for additional footnotes, which include additional information.

                                           3.31.02 | PIMCO Funds Annual Report 7

A C O N V E R T I B L E F U N D

PIMCO Convertible Fund

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$35.3 million

PORTFOLIO MANAGER:
Sandra Harris

[PHOTO]
Sandra Harris
Fund Manager

Ms. Harris is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.

Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible Fund. Mr. Garbuzov joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Fund underperformed over the short term.

For the one-year period the Fund's Class A shares at NAV returned -2.57%, underperforming both the First Boston Convertible Bond Index and the Lipper Convertible Securities Fund Average. Since inception, the Fund has returned 6.50% annually, exceeding the return of its benchmark, which returned 5.65% over the same period.

Convertibles as an asset class did not perform well.

Tied to their underlying common stocks, convertibles as an asset class did not perform well in a volatile and disappointing year for the equity markets. The U.S. economy entered recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Convertibles suffered as ratings downgrades, accounting concerns and earnings revisions weighed heavily on the sector. The Fed continued its aggressive easing campaign, driving the nominal Federal funds rate to a 40-year low. Late in the year, as signs of an economic rebound emerged and expectations for Fed tightening picked up, convertibles fared better in tandem with positive equity returns.

Sector strategies helped mitigate the decline.

In general, sector strategies were positive for relative performance. The Fund's significant underweight to energy companies helped as this sector experienced several credit downgrades and was hit hard by the Enron debacle.

Similarly, an underweight to telecommunications credits benefited the Fund as disappointing earnings and reduced investment spending plagued this sector. However, the Fund's above-index delta, a measure of sensitivity to underlying stock prices, was negative for performance as equity markets performed poorly. An underweight to zero coupon convertibles also hurt returns as these defensively structured issues outperformed.

"Looking ahead, top quality convertible securities will be the best source for excess returns."

                                                                   Sandra Harris

Headwinds remain for convertible bonds.

We believe U.S. growth will rebound, led by an inventory bounce, but lack of pent-up demand in the consumer and housing sectors will limit the expansion late in 2002. We expect the Fed to take back some of its emergency easing by year end. Looking ahead, although corporate earnings should improve, accounting concerns and high debt levels will be a major headwinds for the sector. With much of the convertible universe trading below their bond floors, we will seek to purchase high-quality issues from companies committed to improving their credit and balance sheet fundamentals. In addition, we intend to selectively add names most likely to benefit should the equity markets stabilize. We intend to continue to underweight the telecommunications and technology sectors.

8 PIMCO Funds Annual Report | 3.31.02

PIMCO Convertible Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                       1 year    3 year   5 year   10 year  Inception
                                                                                            (3/31/99)
PIMCO Convertible Fund A Shares                        -2.57%     6.50%     --        --       6.50%
PIMCO Convertible Fund A Shares (adjusted)             -6.95%     4.87%     --        --       4.87%
PIMCO Convertible Fund B Shares                        -3.32%     5.64%     --        --       5.64%
PIMCO Convertible Fund B Shares (adjusted)             -7.92%     4.74%     --        --       4.74%
PIMCO Convertible Fund C Shares (adjusted)             -4.32%     5.66%     --        --       5.66%
Lipper Convertible Securities Fund Average              0.00%     5.88%     --        --         --
First Boston Convertible Bond Index                    -0.38%     5.65%     --        --         --

MATURITY PROFILE

     Less than 1 year                                 8%
     1-5 years                                       33%
     5-10 years                                       7%
     10-20 years                                     49%
     20-30 years                                      1%
     Over 30 years                                    2%
     Duration                                 1.7 years

SECTOR BREAKDOWN

     Convertible Bonds & Notes                     74.1%
     Convertible Preferred Stock                   20.1%
     Other                                          5.8%

QUALITY BREAKDOWN

     AAA                                            7.9%
     AA                                             2.8%
     A                                             27.1%
     BBB                                           35.3%
     BB                                            14.6%
     B                                             12.3%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                              First Boston
                     PIMCO                PIMCO               PIMCO           Convertible
    Month         Convertible A        Convertible B       Convertible C      Bond Index
    =====         ==============       =============       =============     =============
 03/31/1999            9,500               10,000             10,000            10,000
 04/30/1999           10,066               10,471             10,471            10,405
 05/31/1999           10,184               10,650             10,650            10,309
 06/30/1999           10,727               11,219             11,229            10,754
 07/31/1999           10,747               11,239             11,240            10,612
 08/31/1999           10,727               11,199             11,209            10,643
 09/30/1999           10,833               11,308             11,319            10,671
 10/31/1999           11,263               11,747             11,758            11,040
 11/30/1999           12,084               12,595             12,607            11,888
 12/31/1999           13,523               14,083             14,105            13,695
 01/31/2000           13,814               14,346             14,357            13,489
 02/29/2000           15,285               15,871             15,882            14,905
 03/31/2000           15,314               15,885             15,904            14,584
 04/30/2000           14,283               14,811             14,831            13,873
 05/31/2000           13,836               14,334             14,355            13,129
 06/30/2000           14,585               15,107             15,117            13,982
 07/31/2000           14,156               14,661             14,671            13,560
 08/31/2000           15,246               15,765             15,785            14,603
 09/30/2000           14,991               15,531             15,545            14,396
 10/31/2000           14,297               14,799             14,812            13,734
 11/30/2000           12,497               12,937             12,943            12,071
 12/31/2000           13,421               13,882             13,897            12,623
 01/31/2001           13,825               14,258             14,272            13,363
 02/28/2001           12,325               12,700             12,717            12,339
 03/31/2001           11,840               12,194             12,212            11,837
 04/30/2001           12,733               13,109             13,114            12,634
 05/31/2001           12,422               12,776             12,792            12,562
 06/30/2001           11,906               12,243             12,245            12,324
 07/31/2001           11,529               11,844             11,857            12,081
 08/31/2001           11,383               11,692             11,707            11,772
 09/30/2001           10,781               11,057             11,070            10,968
 10/31/2001           11,106               11,393             11,405            11,241
 11/30/2001           11,505               11,795             11,794            11,639
 12/31/2001           11,610               11,891             11,900            11,809
 01/31/2002           11,391               11,656             11,665            11,658
 02/28/2002           11,098               11,353             11,361            11,308
 03/31/2002           11,536               11,491             11,796            11,792

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting again declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential.

Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in convertible securities. The Fund may invest up to 40% of its assets in high-yield securities, lower-rated securities generally involves greater risk to principal than an investment in higher-rated bonds. The Fund may invest 20% in foreign currencies which can involve special risks due to foreign economic and political developments, which may be enhanced when investing in emerging markets. The Fund may invest in smaller companies, which may entail greater risk than larger companies, including higher volatility. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 42 for additional footnotes, which include additional information.

                                           3.31.02 | PIMCO Funds Annual Report 9

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Emerging market fixed income securities.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$255.1 million

PORTFOLIO MANAGER:
Mohamed El-Erian

[PHOTO]
Mohamed El-Erian
Fund Manager

Dr. El-Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund posted stellar returns.

PIMCO Emerging Markets Bond Fund Class A shares at NAV returned 30.88% in the past year, outperforming the J.P. Morgan Emerging Markets Bond Index Plus , which rose 3.64%, and the Lipper Emerging Markets Debt Fund Average, which rose 16.39%. In addition, the Fund returned an annualized 11.75% since inception, exceeding the benchmark return of 5.76% by a wide margin.

Emerging market returns were bifurcated.

Sound economic fundamentals allowed specific emerging market countries to deliver strong performance amid heightened global uncertainty and worldwide economic weakness. Despite the largest sovereign default in history by Argentina, several countries, including Brazil, Korea, Mexico and Russia, benefited from positive ratings actions, a trend signaling the continued improvement in underlying creditworthiness of this asset class. Investor desire for enhanced income also supported emerging market bonds. In particular, concern about disclosure and transparency in the U.S. corporate markets stimulated flight-to quality demand for emerging market bonds as a substitute for higher yielding domestic credits.

Country selection was key to performance.

A focus on countries with solid economic fundamentals, strong fiscal positions and political stability propelled returns. The complete avoidance of Argentinean bonds over the past year was the Fund's biggest driver of returns. In addition, a slight overweight to Russia helped returns as the country made significant progress on structural reforms, and sound fiscal balances led to a ratings upgrade.

Although early in the period Brazil underperformed the index on escalating regional concerns, our exposure later enhanced returns as contagion was limited. Late in the period an underweight to Venezuela and Turkey held back returns as those countries benefited from rising oil prices and continued official assistance, respectively.

"The ability for countries with sound fundamentals to deliver strong returns amid heightened global uncertainty remains the most remarkable development with the asset class recently."

                                                                Mohamed El-Erian

Creditworthiness remains important.

Looking ahead, amid the gradual global recovery we think emerging market bonds still hold value. As relative valuations remain favorable in light of underlying credit fundamentals, we feel confident that continued expansion of the investor base will support emerging market bonds. We expect to continue to position the Fund to exploit the theme of economic decoupling and credit differentiation. As a result, we intend to maintain our underweight in Argentina, as the country has yet to identify a credible path to long-term economic and political stability. We anticipate continuing our underweight in Turkey due to a delicate economic and political outlook, while keeping our overweight position in Brazil, as wide credit spreads do not yet fully reflect the country's economic improvement.

10 PIMCO Funds Annual Report | 3.31.02

PIMCO Emerging Markets Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                  1 year    3 year   5 year   10 year    Inception
                                                                                                          (7/31/97)
PIMCO Emerging Markets Bond Fund A Shares                          30.88%    23.31%       --        --       11.75%
PIMCO Emerging Markets Bond Fund A Shares (adjusted)               24.99%    21.43%       --        --       10.66%
PIMCO Emerging Markets Bond Fund B Shares                          29.93%    22.39%       --        --       10.90%
PIMCO Emerging Markets Bond Fund B Shares (adjusted)               24.93%    21.72%       --        --       10.62%
PIMCO Emerging Markets Bond Fund C Shares (adjusted)               28.91%    22.45%       --        --       10.94%
Lipper Emerging Markets Debt Fund Average                          16.39%    16.42%       --        --          --
J.P. Morgan Emerging Markets Bond Index Plus                        3.64%    13.61%       --        --          --

MATURITY PROFILE

  Less than 1 year             21%
  1-5 years                     2%
  5-10 years                   30%
  10-20 years                  28%
  20-30 years                  14%
  Over 30 years                 5%
  Duration              6.3 years

COUNTRY ALLOCATION

  Short-Term Instruments        26.0%
  Brazil                        22.0%
  Russia                        15.3%
  Mexico                        15.3%
  United States                  0.9%
  Other                         20.5%

QUALITY BREAKDOWN

  AAA                     26.0%
  AA                       1.1%
  A                        0.8%
  BBB                     23.0%
  BB                      46.9%
  B                        2.2%


CHANGE IN VALUE For Periods ended 3/31/02

                                 [GRAPHIC]

Emerging Markets Bond FundlundRR DonnelleyEmerging Markets Bond Fund
Page 11


                                                                                                 J.P. Morgan
                         PIMCO Emerging         PIMCO Emerging         PIMCO Emerging         Emerging Markets
    Month                  Markets A              Markets B              Markets C             Bond Index Plus
    =====                ==============         ==============         ==============         ================
 07/31/1997                    9,550                 10,000                 10,000                  10,000
 08/31/1997                    9,434                  9,870                  9,872                   9,960
 09/30/1997                    9,693                 10,134                 10,135                  10,264
 10/31/1997                    8,587                  8,970                  8,971                   9,082
 11/30/1997                    9,038                  9,436                  9,437                   9,513
 12/31/1997                    9,266                  9,668                  9,669                   9,841
 01/31/1998                    9,277                  9,673                  9,674                   9,822
 02/28/1998                    9,538                  9,940                  9,941                  10,103
 03/31/1998                    9,822                 10,228                 10,229                  10,354
 04/30/1998                    9,844                 10,245                 10,245                  10,379
 05/31/1998                    9,524                  9,905                  9,905                  10,025
 06/30/1998                    9,209                  9,571                  9,571                   9,735
 07/31/1998                    9,347                  9,706                  9,706                   9,802
 08/31/1998                    6,741                  6,994                  6,994                   6,985
 09/30/1998                    7,263                  7,531                  7,532                   7,668
 10/31/1998                    7,641                  7,916                  7,919                   8,165
 11/30/1998                    8,250                  8,542                  8,544                   8,645
 12/31/1998                    8,147                  8,430                  8,432                   8,429
 01/31/1999                    7,862                  8,130                  8,133                   8,117
 02/28/1999                    8,016                  8,285                  8,288                   8,233
 03/31/1999                    8,556                  8,838                  8,840                   8,857
 04/30/1999                    9,267                  9,565                  9,569                   9,462
 05/31/1999                    8,684                  8,959                  8,961                   8,922
 06/30/1999                    8,943                  9,221                  9,224                   9,321
 07/31/1999                    8,883                  9,153                  9,155                   9,128
 08/31/1999                    8,867                  9,129                  9,133                   9,115
 09/30/1999                    9,260                  9,529                  9,533                   9,434
 10/31/1999                    9,557                  9,828                  9,832                   9,798
 11/30/1999                    9,814                 10,087                 10,090                  10,075
 12/31/1999                   10,273                 10,552                 10,556                  10,620
 01/31/2000                   10,044                 10,310                 10,314                  10,410
 02/29/2000                   10,635                 10,911                 10,915                  11,080
 03/31/2000                   10,899                 11,175                 11,184                  11,429
 04/30/2000                   10,690                 10,947                 10,970                  11,211
 05/31/2000                   10,479                 10,724                 10,746                  10,925
 06/30/2000                   10,969                 11,218                 11,242                  11,479
 07/31/2000                   11,232                 11,481                 11,505                  11,826
 08/31/2000                   11,621                 11,872                 11,897                  12,243
 09/30/2000                   11,465                 11,705                 11,729                  12,077
 10/31/2000                   11,270                 11,499                 11,523                  11,805
 11/30/2000                   11,325                 11,548                 11,572                  11,745
 12/31/2000                   11,723                 11,945                 11,971                  12,284
 01/31/2001                   12,217                 12,441                 12,467                  12,911
 02/28/2001                   12,159                 12,378                 12,405                  12,706
 03/31/2001                   12,259                 12,468                 12,497                  12,532
 04/30/2001                   12,328                 12,532                 12,560                  12,458
 05/31/2001                   12,602                 12,802                 12,832                  12,766
 06/30/2001                   12,981                 13,180                 13,209                  12,962
 07/31/2001                   13,076                 13,268                 13,298                  12,159
 08/31/2001                   13,743                 13,936                 13,966                  12,760
 09/30/2001                   13,241                 13,420                 13,450                  12,292
 10/31/2001                   13,794                 13,972                 14,002                  12,221
 11/30/2001                   14,527                 14,705                 14,738                  12,016
 12/31/2001                   14,959                 15,133                 15,165                  12,189
 01/31/2002                   15,324                 15,493                 15,526                  12,441
 02/28/2002                   16,017                 16,186                 16,220                  12,975
 03/31/2002                   16,041                 16,012                 16,234                  12,988

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest substantially all of its assets in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 11

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity, hedged non-U.S. fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$781.0 million

PORTFOLIO MANAGER:
Sudi Mariappa

[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Short- and long-term performance remained solid.

The Fund's Class A shares at NAV returned 5.21% in the past year, outperforming both the J.P. Morgan Non-U.S. Hedged Index and the Lipper International Income Fund Average, which rose 2.82% and 1.22% respectively. Since inception, the Fund has returned an annualized 8.97%, exceeding the return of the benchmark, which was 8.55% over the same period.

Foreign bonds posted positive returns in a volatile period for the financial markets.

The global economy faced significant challenges over the past year. The U.S. recession, driven by business retrenchment and exacerbated by the terrorist attacks, dragged global growth lower. Euro-zone economies veered close to recession as consumer and business confidence fell. Japan remained locked in its third recession in ten years. The downturn was met by synchronized easing by monetary authorities worldwide. However, late in the period, signs of recovery led to rising interest rates, causing bonds to give up some of their past year's returns.

Duration management and short maturity bonds helped returns.

Extending duration during the first half of the period added to returns as foreign bond yields declined amidst the global slowdown. Duration was trimmed late in the period in anticipation of recovery. A focus on short maturity bonds in Europe was positive for returns as central banks slashed rates in 2001.

"Core European bonds offer more opportunity now that yields have increased substantially relative to other regions and are unlikely to rise much further."

                                                                   Sudi Mariappa

Emphasizing bonds that provided yield premiums relative to government-issued bonds enhanced returns given robust investor demand for these assets. However, an underweight to Japan hindered performance as deflationary conditions led the market to outperform other developed bond markets.

Global growth should rebound, but remain moderate.

We believe global growth will rebound, led by an inventory bounce in the U.S., but that lack of pent-up demand in the consumer and housing sectors will moderate the U.S. expansion late in the year and slow the pace of global recovery. We expect central banks to take back some of their easing over the next year. With benign inflation and a moderate recovery likely, we think the global bond market will be neither bullish nor bearish. As a result, we anticipate targeting duration close to the benchmark. We will likely supplement sovereign debt holdings with high-quality, income-enhancing bonds, such as mortgages and investment-grade corporate bonds. We intend to maintain our underweight to Japan as bond issuance should increase to finance anticipated government stimulus.

12  PIMCO Funds Annual Report | 3.31.02

PIMCO Foreign Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                             1 year   3 year   5 year   10 year  Inception
                                                                                                                  (12/2/92)
PIMCO Foreign Bond Fund A Shares                                               5.21%    5.78%    7.35%       --       8.97%
PIMCO Foreign Bond Fund A Shares (adjusted)                                    0.48%    4.16%    6.37%       --       8.43%
PIMCO Foreign Bond Fund B Shares                                               4.42%    4.96%    6.54%       --       8.28%
PIMCO Foreign Bond Fund B Shares (adjusted)                                   -0.58%    4.07%    6.23%       --       8.28%
PIMCO Foreign Bond Fund C Shares (adjusted)                                    3.42%    4.97%    6.54%       --       8.17%
Lipper International Income Fund Average                                       1.22%   -0.27%    2.79%       --         --
J.P. Morgan Non-U.S. Index (Hedged)                                            2.82%    5.32%    7.91%       --         --

MATURITY PROFILE

  10-20 years                           78%
  20-30 years                           22%
  Duration                        4.1 years

COUNTRY ALLOCATION

  United States                       55.7%
  Germany                             16.6%
  France                               6.5%
  Italy                                6.0%
  Short-Term Instruments               1.7%
  Other                               13.5%

QUALITY BREAKDOWN

  AAA                                 89.0%
  AA                                   5.2%
  A                                    3.8%
  BBB                                  1.3%
  BB                                   0.7%


CHANGE IN VALUE For periods ended 3/31/02

                                   [GRAPHIC]

                                                                 J.P. Morgan
                   PIMCO          PIMCO          PIMCO            Non-U.S.
    Month        Foreign A      Foreign B      Foreign C       Index (Hedged)
    =====        =========      =========      =========       ==============
 12/31/1992         9,550         10,000         10,000            10,000
 01/31/1993         9,625         10,073         10,073            10,091
 02/28/1993         9,833         10,286         10,286            10,274
 03/31/1993         9,867         10,314         10,314            10,280
 04/30/1993         9,863         10,304         10,304            10,281
 05/31/1993         9,949         10,387         10,387            10,338
 06/30/1993        10,180         10,623         10,623            10,549
 07/31/1993        10,337         10,781         10,781            10,667
 08/31/1993        10,584         11,033         11,033            10,889
 09/30/1993        10,622         11,067         11,067            10,936
 10/31/1993        10,776         11,221         11,221            11,082
 11/30/1993        10,803         11,242         11,242            11,159
 12/31/1993        11,068         11,511         11,511            11,390
 01/31/1994        11,079         11,515         11,515            11,333
 02/28/1994        10,782         11,200         11,200            11,078
 03/31/1994        10,590         10,994         10,994            10,977
 04/30/1994        10,486         10,879         10,879            10,899
 05/31/1994        10,329         10,709         10,709            10,779
 06/30/1994        10,135         10,501         10,501            10,669
 07/31/1994        10,195         10,557         10,557            10,739
 08/31/1994        10,091         10,442         10,442            10,636
 09/30/1994        10,104         10,448         10,448            10,645
 10/31/1994        10,139         10,477         10,477            10,687
 11/30/1994        10,285         10,622         10,622            10,838
 12/31/1994        10,214         10,541         10,541            10,813
 01/31/1995        10,280         10,601         10,601            10,931
 02/28/1995        10,343         10,660         10,660            11,072
 03/31/1995        10,347         10,656         10,656            11,297
 04/30/1995        10,596         10,905         10,905            11,477
 05/31/1995        11,008         11,322         11,322            11,854
 06/30/1995        10,938         11,243         11,243            11,814
 07/31/1995        11,142         11,445         11,445            11,963
 08/31/1995        11,351         11,651         11,651            12,067
 09/30/1995        11,508         11,806         11,806            12,258
 10/31/1995        11,697         11,991         11,991            12,395
 11/30/1995        12,152         12,450         12,450            12,667
 12/31/1995        12,328         12,623         12,623            12,785
 01/31/1996        12,627         12,919         12,919            12,939
 02/29/1996        12,354         12,632         12,632            12,787
 03/31/1996        12,550         12,826         12,826            12,893
 04/30/1996        12,850         13,125         13,125            13,047
 05/31/1996        12,895         13,163         13,163            13,136
 06/30/1996        13,037         13,299         13,299            13,245
 07/31/1996        13,160         13,417         13,417            13,345
 08/31/1996        13,478         13,733         13,733            13,522
 09/30/1996        13,851         14,107         14,107            13,810
 10/31/1996        14,189         14,442         14,442            14,038
 11/30/1996        14,528         14,780         14,780            14,319
 12/31/1996        14,601         14,845         14,845            14,339
 01/31/1997        14,826         15,067         15,070            14,518
 02/28/1997        14,900         15,133         15,136            14,611
 03/31/1997        14,708         14,929         14,932            14,533
 04/30/1997        14,840         15,054         15,057            14,690
 05/31/1997        14,912         15,117         15,120            14,767
 06/30/1997        15,205         15,406         15,409            15,018
 07/31/1997        15,424         15,619         15,622            15,257
 08/31/1997        15,356         15,539         15,542            15,275
 09/30/1997        15,683         15,859         15,862            15,545
 10/31/1997        15,495         15,658         15,661            15,645
 11/30/1997        15,700         15,856         15,860            15,757
 12/31/1997        15,924         16,072         16,075            15,962
 01/31/1998        16,149         16,289         16,292            16,174
 02/28/1998        16,293         16,424         16,428            16,318
 03/31/1998        16,491         16,615         16,618            16,464
 04/30/1998        16,542         16,666         16,660            16,548
 05/31/1998        16,680         16,793         16,786            16,774
 06/30/1998        16,756         16,860         16,853            16,847
 07/31/1998        17,016         17,111         17,104            17,003
 08/31/1998        16,875         16,959         16,952            17,338
 09/30/1998        17,256         17,332         17,325            17,749
 10/31/1998        16,894         16,956         16,949            17,722
 11/30/1998        17,205         17,258         17,251            17,914
 12/31/1998        17,441         17,482         17,475            17,892
 01/31/1999        17,793         17,825         17,818            18,114
 02/28/1999        17,613         17,634         17,627            17,993
 03/31/1999        17,715         17,726         17,719            18,207
 04/30/1999        17,938         17,937         17,930            18,438
 05/31/1999        17,651         17,639         17,632            18,363
 06/30/1999        17,431         17,406         17,399            18,078
 07/31/1999        17,433         17,397         17,391            18,031
 08/31/1999        17,302         17,257         17,250            18,063
 09/30/1999        17,388         17,333         17,326            18,132
 10/31/1999        17,461         17,395         17,388            18,176
 11/30/1999        17,489         17,412         17,405            18,281
 12/31/1999        17,636         17,546         17,539            18,336
 01/31/2000        17,539         17,439         17,432            18,338
 02/29/2000        17,734         17,622         17,615            18,473
 03/31/2000        17,982         17,853         17,848            18,743
 04/30/2000        18,038         17,887         17,885            18,844
 05/31/2000        18,141         17,977         17,975            18,995
 06/30/2000        18,271         18,094         18,092            19,086
 07/31/2000        18,419         18,229         18,227            19,224
 08/31/2000        18,395         18,193         18,191            19,227
 09/30/2000        18,631         18,415         18,413            19,393
 10/31/2000        18,672         18,444         18,442            19,550
 11/30/2000        18,943         18,701         18,699            19,896
 12/31/2000        19,289         19,030         19,028            20,117
 01/31/2001        19,569         19,306         19,292            20,355
 02/28/2001        19,675         19,410         19,387            20,530
 03/31/2001        19,932         19,664         19,627            20,685
 04/30/2001        19,805         19,538         19,490            20,545
 05/31/2001        19,844         19,577         19,517            20,652
 06/30/2001        19,827         19,560         19,488            20,765
 07/31/2001        20,286         20,014         19,928            20,954
 08/31/2001        20,461         20,186         20,086            21,130
 09/30/2001        20,598         20,321         20,208            21,217
 10/31/2001        21,103         20,819         20,691            21,605
 11/30/2001        21,025         20,742         20,602            21,512
 12/31/2001        20,924         20,642         20,489            21,334
 01/31/2002        21,007         20,725         20,558            21,357
 02/28/2002        21,047         20,764         20,585            21,377
 03/31/2002        20,972         20,689         20,497            21,268

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. This Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortgage related securities. The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 13

AN INTERNATIONAL BOND FUND

PIMCO Global Bond Fund II

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital.

PORTFOLIO:
U.S. and hedged foreign intermediate maturity fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
10/02/95

TOTAL NET ASSETS:
$84.8 million

PORTFOLIO MANAGER:
Sudi Mariappa


[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Fund outpaced benchmark and peers.

For the one-year period, the Fund's Class A shares at NAV returned 5.42%, outperforming the J.P. Morgan Global Hedged Index, which rose 2.90%, and the Lipper Global Income Fund Average, which rose 1.72%.

Global bonds posted positive returns in a volatile environment.

The global economy faced significant challenges over the past year. The U.S. economy entered recession, driven by business retrenchment and exacerbated by the terrorist attacks. Euro-zone economies veered close to recession as consumer and business confidence fell. Japan remained locked in its third recession in the last ten years. The global downturn was met by synchronized easing by monetary authorities worldwide. As a result, interest rates around the world fell and bond markets rallied. However, late in the period, signs of recovery and expectations of central bank tightening led to a reversal in interest rates, causing bonds around the world to give up some of their past year's returns.

Duration management was key to success.

During the first half of the year, the Fund's extended duration helped returns as yields declined. Later, duration was trimmed in anticipation of recovery. A focus on short maturity bonds in the U.S. and Europe was positive for returns as central banks slashed rates in 2001. In addition, an emphasis on bonds that provided yield premiums relative to government-issued bonds enhanced returns given robust investor demand for these assets. An underweight to Japan was negative for performance as deflationary conditions led this market to outperform other developed bond markets.

"Modest exposure to high quality emerging market bonds remains an attractive means for enhancing portfolio yield."

                                                                  Sudi Mariappa

Global growth should rebound, but remain moderate.

We expect the U.S. to lead the rebound, supported by substantial inventory rebuilding. However, we believe a lack of pent-up demand in the consumer and housing sectors in the U.S. will moderate the expansion late in the year and slow the pace of global recovery. We expect central banks to take back some of their easing over the next year. With benign inflation and a moderate recovery likely, we think bond markets will be neither bullish nor bearish. In this setting, we intend to supplement sovereign debt holdings with high quality, income-enhancing bonds, such as mortgages and investment-grade corporate bonds. Tactically, we expect to add to holdings of high quality emerging market bonds, which should gain from fiscal reform and stronger credit profiles. In addition, we intend to maintain our underweight to Japan as we expect the government to weaken its pledge of fiscal restraint.

14  PIMCO Funds Annual Report | 3.31.02

PIMCO Global Bond Fund II Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                           1 year    3 year    5 year   10 year  Inception
                                                                                                 (10/2/95)
PIMCO Global Bond Fund II A Shares                          5.42%     5.76%     6.81%      --       8.21%
PIMCO Global Bond Fund II A Shares (adjusted)               0.67%     4.15%     5.83%      --       7.44%
PIMCO Global Bond Fund II B Shares                          4.63%     4.97%     6.01%      --       7.39%
PIMCO Global Bond Fund II B Shares (adjusted)              -0.27%     4.10%     5.73%      --       7.39%
PIMCO Global Bond Fund II C Shares (adjusted)               3.65%     4.97%     6.00%      --       7.38%
Lipper Global Income Fund Average                           1.72%     1.53%     3.11%      --         --
J.P. Morgan Global Index (Hedged)                           2.90%     5.49%     7.71%      --         --

MATURITY PROFILE

     5-10 years                                       1%
     10-20 years                                     80%
     20-30 years                                     19%
     Duration                                  4.4 years

COUNTRY ALLOCATION

     United States                                 54.9%
     Germany                                       11.0%
     Short-Term Instruments                        12.7%
     Other                                         21.4%

QUALITY BREAKDOWN

     AAA                                           89.3%
     AA                                             4.0%
     A                                              3.6%
     BBB                                            2.3%
     BB                                             0.8%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                                  J.P. Morgan
                        PIMCO Global        PIMCO Global       PIMCO Global       Global Index
    Month                 Bond II A           Bond II B          Bond II C          (Hedged)
    =====               ============        ============       ============       ============
 10/31/1995                 9,550              10,000              10,000            10,000
 11/30/1995                 9,869              10,334              10,334            10,191
 12/31/1995                10,030              10,502              10,502            10,302
 01/31/1996                10,220              10,702              10,702            10,406
 02/29/1996                10,026              10,499              10,499            10,257
 03/31/1996                10,045              10,512              10,512            10,279
 04/30/1996                10,170              10,625              10,625            10,334
 05/31/1996                10,162              10,606              10,596            10,373
 06/30/1996                10,256              10,677              10,677            10,471
 07/31/1996                10,299              10,718              10,718            10,530
 08/31/1996                10,552              10,964              10,964            10,614
 09/30/1996                10,799              11,214              11,214            10,814
 10/31/1996                11,031              11,458              11,448            11,009
 11/30/1996                11,303              11,724              11,724            11,215
 12/31/1996                11,274              11,697              11,686            11,188
 01/31/1997                11,370              11,778              11,778            11,283
 02/28/1997                11,448              11,852              11,852            11,334
 03/31/1997                11,290              11,681              11,681            11,255
 04/30/1997                11,424              11,812              11,812            11,392
 05/31/1997                11,514              11,896              11,896            11,468
 06/30/1997                11,710              12,092              12,092            11,638
 07/31/1997                11,954              12,335              12,335            11,886
 08/31/1997                11,910              12,282              12,282            11,844
 09/30/1997                12,131              12,502              12,503            12,043
 10/31/1997                11,989              12,347              12,348            12,176
 11/30/1997                12,074              12,427              12,428            12,254
 12/31/1997                12,208              12,558              12,559            12,405
 01/31/1998                12,318              12,665              12,664            12,581
 02/28/1998                12,389              12,729              12,729            12,632
 03/31/1998                12,556              12,893              12,893            12,714
 04/30/1998                12,610              12,941              12,941            12,777
 05/31/1998                12,677              13,002              13,002            12,936
 06/30/1998                12,734              13,053              13,049            13,030
 07/31/1998                12,888              13,201              13,197            13,113
 08/31/1998                12,750              13,052              13,048            13,412
 09/30/1998                13,034              13,337              13,333            13,754
 10/31/1998                12,818              13,106              13,102            13,724
 11/30/1998                12,986              13,269              13,264            13,821
 12/31/1998                13,097              13,373              13,369            13,821
 01/31/1999                13,388              13,662              13,658            13,961
 02/28/1999                13,182              13,445              13,441            13,774
 03/31/1999                13,264              13,520              13,516            13,900
 04/30/1999                13,390              13,641              13,636            14,031
 05/31/1999                13,184              13,422              13,418            13,947
 06/30/1999                13,021              13,249              13,245            13,789
 07/31/1999                13,008              13,227              13,223            13,760
 08/31/1999                12,948              13,158              13,154            13,775
 09/30/1999                13,012              13,215              13,210            13,846
 10/31/1999                13,046              13,241              13,237            13,873
 11/30/1999                13,025              13,212              13,208            13,921
 12/31/1999                13,080              13,259              13,255            13,922
 01/31/2000                13,021              13,192              13,188            13,933
 02/29/2000                13,173              13,338              13,334            14,074
 03/31/2000                13,354              13,513              13,509            14,307
 04/30/2000                13,372              13,524              13,519            14,343
 05/31/2000                13,418              13,560              13,556            14,428
 06/30/2000                13,563              13,697              13,693            14,553
 07/31/2000                13,672              13,800              13,796            14,671
 08/31/2000                13,707              13,826              13,822            14,739
 09/30/2000                13,862              13,974              13,970            14,829
 10/31/2000                13,900              14,004              13,999            14,958
 11/30/2000                14,063              14,159              14,154            15,240
 12/31/2000                14,229              14,316              14,312            15,448
 01/31/2001                14,529              14,610              14,605            15,609
 02/28/2001                14,657              14,729              14,725            15,762
 03/31/2001                14,881              14,946              14,941            15,859
 04/30/2001                14,788              14,843              14,838            15,719
 05/31/2001                14,842              14,887              14,883            15,791
 06/30/2001                14,789              14,825              14,820            15,879
 07/31/2001                15,216              15,244              15,239            16,100
 08/31/2001                15,361              15,378              15,374            16,261
 09/30/2001                15,461              15,469              15,464            16,377
 10/31/2001                15,890              15,890              15,885            16,722
 11/30/2001                15,771              15,760              15,755            16,549
 12/31/2001                15,707              15,684              15,681            16,397
 01/31/2002                15,779              15,747              15,743            16,443
 02/28/2002                15,855              15,814              15,809            16,501
 03/31/2002                15,688              15,639              15,634            16,319

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in three countries (one of which may be the U.S.), which may entail greater risk due to foreign economic and political developments. The Fund may also invest 10% in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage-related securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 15

A MORTGAGE - BACKED BOND FUND

PIMCO GNMA Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Mortgage-related fixed income securities with a short to intermediate maturity.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$98.5 million

PORTFOLIO MANAGER:
Scott Simon

[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 19 years of investment experience.

Fund outperformed its benchmark and peer group.

For the one-year period ended March 31, 2002, the Fund's Class A shares at NAV returned 7.92%, outperforming both the Lehman Brothers GNMA Index and the Lipper GNMA Fund Average, which returned 6.50% and 5.36% respectively. Since inception the Fund has returned an average annual 7.72% exceeding the return of the benchmark, which has returned 6.97%.

Mortgages beat Treasuries and corporate bonds.

Bonds were among the best performing investments in an otherwise volatile and disappointing one-year period for the financial markets. Mortgage-backed securities outperformed Treasuries and corporate bonds, benefiting from low volatility and relatively high yields. The U.S. economy entered recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. The Fed continued its aggressive easing campaign, driving the nominal Federal funds rate to its lowest level in 40 years. Late in 2001 and into the first quarter of 2002, early signs of an economic rebound and expectations that the Fed would have to tighten drove interest rates higher, causing bonds to give up some of the past year's returns. Mortgages, on the other hand, held up very well given this more optimistic news.

Adjustable rate bonds helped out.

GNMA II Adjustable Rate Mortgages (ARMs), which provide low duration exposure to the mortgage market, improved returns by providing attractive yields. Overall, modest holdings of asset-backed securities added to performance for the year. Issue selection also added to relative returns. For example, late in the period, holdings of GNMA premium bonds added value as they outpaced their par and discount counterparts.

"GNMAs still offer attractive yields with minimal credit exposure."

                                                                     Scott Simon

Growth should rebound, but remain moderate.

We believe U.S. growth will rebound, led by an inventory bounce, but lack of pent-up demand in the consumer and housing sectors will limit the expansion late in the year. Given the likelihood for benign inflation and a moderate recovery, we think the bond market will not be biased in any direction, with the 10-year Treasury yield trading in a range of 4.75% to 5.75%. Mortgages are relatively fully valued after their recent rally, but they still offer attractive yields with minimal credit exposure. In this setting, we expect to target duration near the benchmark. We intend to favor GNMA over FNMA and FHLMC issues for our longer maturity exposure since GNMAs continue to have attractive yields and inherent government guarantees. We intend to evaluate issue selection based on the trade off between yield and interest rate risk. Tactically, we expect to favor discount coupon mortgage bonds.

16 PIMCO Funds Annual Report | 3.31.02

PIMCO GNMA Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                  1 year    3 year   5 year   10 year    Inception
                                                                                         (7/31/97)
PIMCO GNMA Fund A Shares                          7.92%     8.37%     --        --        7.72%
PIMCO GNMA Fund A Shares (adjusted)               3.08%     6.73%     --        --        6.67%
PIMCO GNMA Fund B Shares                          7.02%     7.51%     --        --        6.89%
PIMCO GNMA Fund B Shares (adjusted)               2.02%     6.64%     --        --        6.55%
PIMCO GNMA Fund C Shares (adjusted)               6.07%     7.53%     --        --        6.90%
Lipper GNMA Fund Average                          5.36%     6.10%     --        --          --
Lehman Brothers GNMA Index                        6.50%     7.04%     --        --          --

MATURITY PROFILE

        Less than 1 year                               26%
        1-5 years                                      51%
        5-10 years                                     23%
        Duration                                 3.3 years

SECTOR BREAKDOWN

        Mortgage-Backed Securities                   61.5%
        Short-Term Instruments                       33.0%
        Other                                         5.5%

QUALITY BREAKDOWN

        AAA                                          96.8%
        AA                                            2.5%
        A                                             0.5%
        BBB                                           0.2%


CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                                Lehman
                   PIMCO GNMA          PIMCO GNMA          PIMCO GNMA          Brothers
    Month            Fund A              Fund B              Fund C           GMNA Index
    =====          ==========          ==========          ==========         ==========
 07/31/1997           9,700              10,000              10,000            10,000
 08/31/1997           9,732              10,027              10,027             9,979
 09/30/1997           9,910              10,204              10,204            10,111
 10/31/1997          10,000              10,290              10,290            10,217
 11/30/1997          10,021              10,306              10,306            10,248
 12/31/1997          10,107              10,387              10,387            10,340
 01/31/1998          10,185              10,461              10,461            10,440
 02/28/1998          10,231              10,503              10,503            10,464
 03/31/1998          10,241              10,507              10,507            10,508
 04/30/1998          10,274              10,534              10,534            10,569
 05/31/1998          10,348              10,604              10,604            10,641
 06/30/1998          10,423              10,674              10,674            10,686
 07/31/1998          10,451              10,696              10,696            10,746
 08/31/1998          10,580              10,821              10,821            10,831
 09/30/1998          10,705              10,942              10,942            10,959
 10/31/1998          10,655              10,883              10,883            10,949
 11/30/1998          10,611              10,832              10,832            11,011
 12/31/1998          10,680              10,896              10,896            11,057
 01/31/1999          10,757              10,968              10,968            11,135
 02/28/1999          10,658              10,861              10,861            11,100
 03/31/1999          10,783              10,981              10,981            11,167
 04/30/1999          10,832              11,024              11,024            11,221
 05/31/1999          10,905              11,091              11,091            11,164
 06/30/1999          10,884              11,063              11,063            11,120
 07/31/1999          10,892              11,065              11,065            11,047
 08/31/1999          10,888              11,052              11,052            11,043
 09/30/1999          11,005              11,165              11,165            11,221
 10/31/1999          11,036              11,190              11,190            11,287
 11/30/1999          11,026              11,172              11,172            11,292
 12/31/1999          10,942              11,080              11,080            11,270
 01/31/2000          11,040              11,172              11,172            11,168
 02/29/2000          11,122              11,249              11,249            11,311
 03/31/2000          11,295              11,416              11,416            11,489
 04/30/2000          11,270              11,384              11,384            11,479
 05/31/2000          11,283              11,389              11,389            11,521
 06/30/2000          11,411              11,511              11,511            11,733
 07/31/2000          11,485              11,579              11,579            11,795
 08/31/2000          11,588              11,675              11,675            11,974
 09/30/2000          11,668              11,749              11,749            12,085
 10/31/2000          11,772              11,846              11,846            12,174
 11/30/2000          12,036              12,103              12,103            12,346
 12/31/2000          12,166              12,223              12,223            12,521
 01/31/2001          12,361              12,408              12,408            12,725
 02/28/2001          12,586              12,624              12,624            12,783
 03/31/2001          12,720              12,749              12,749            12,859
 04/30/2001          12,719              12,736              12,736            12,881
 05/31/2001          12,853              12,859              12,859            12,988
 06/30/2001          12,971              12,961              12,968            13,026
 07/31/2001          13,270              13,266              13,272            13,249
 08/31/2001          13,373              13,349              13,356            13,345
 09/30/2001          13,560              13,527              13,533            13,527
 10/31/2001          13,718              13,676              13,682            13,707
 11/30/2001          13,629              13,577              13,584            13,593
 12/31/2001          13,594              13,534              13,540            13,552
 01/31/2002          13,739              13,670              13,677            13,687
 02/28/2002          13,874              13,796              13,803            13,827
 03/31/2002          13,728              13,445              13,648            13,696

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. While the Fund invests primarily in Government National Mortgage Association
(GNMA) insured bonds, the manager takes advantage of opportunities throughout the mortgage market to add diversification and spread risk. Interest rate strategies and PIMCO's advanced proprietary analytics are also emphasized to add value.

Past performance is no guarantee of future results. The Fund may invest up to 65% of its assets in GNMA securities. The Fund can invest a small portion of its assets in foreign securities, which can entail special risks due to foreign economic and political developments and may at times invest in derivatives. Even though government bond funds may invest their assets in U.S. government securities, the government does not guarantee the Fund's shares and they will fluctuate in value as market conditions change. The government guarantee is to timely repayment of interest and does not eliminate market risk. GNMA's are a type of mortgage-backed security and may be sensitive to changes in prevailing interest rates and therefore may entail risk. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 17

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Higher yielding fixed income securities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
12/15/92

TOTAL NET ASSETS:
$4.2 billion

PORTFOLIO MANAGERS:
Ben Trosky
Raymond Kennedy

[PHOTO]
Ben Trosky
Fund Manager

Mr. Trosky is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.

[PHOTO]
Raymond Kennedy
Fund Manager

Mr. Kennedy is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has 15 years of investment experience.

Fund outperformed its peer group, but trailed benchmark for the period.

PIMCO High Yield Fund's Class A shares at NAV returned 0.67% for the one-year period, outperforming the Lipper High Current Yield Fund Average, which posted a -0.94% return, but trailing the Merrill Lynch U.S. High Yield BB-B Rated Index, which returned 1.55%.

After a tough year, high yield bonds started to gain strength.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. It was an especially volatile one-year period for the high yield market as a telecom sector correction and the events of September 11 hit the sector hard. Still, the high yield market posted a solid rally during the fourth quarter of 2001 and first quarter of 2002 as early signs of an economic rebound and expectations for better corporate profits caused credit spreads to tighten.

Upper credit quality issues were the strongest performers.

During the period, a focus on large, higher-quality credits helped returns as demand for issues backed by solid balance sheets grew and signs of an economic recovery emerged. In addition, an emphasis on healthcare and environmental services--sectors that offer stable cash flows in a weakening economy-- contributed to the Fund's performance. However, the Fund's exposure to B-rated issues detracted from performance as they significantly underperformed BB credits. Also, a moderate position in telecommunications issues was negative as this sector was plagued by overcapacity and deteriorating credit quality.

"We remain cautious, as high yield spreads have already narrowed in anticipation of a robust economic recovery."

                                                                     Ben Trosky

Near-term approach remains cautious.

Looking ahead, we believe that global growth should rebound, led by an inventory bounce in the U.S., but a lack of pent-up demand in the consumer and housing sectors will limit expansion later in 2002. Given our outlook, which also calls for benign inflation, we think the bond market will be neither bullish nor bearish. High yield spreads have already narrowed in anticipation of a strong economic recovery, and in our view, further movement is limited for now. As a result, we expect to remain cautious. We intend to maintain an average credit quality of BB, continuing to underweight BB issues as BBB and B credits offer compelling value. In addition, we will look to opportunistically increase exposure to industries, such as chemicals and other basic materials, which have historically outperformed during economic recoveries.

18  PIMCO Funds Annual Report | 3.31.02

PIMCO High Yield Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                       1 year   3 year   5 year   10 year  Inception
                                                                                                           (12/15/92)
PIMCO High Yield Fund A Shares                                         0.67%    1.62%    4.68%       --       8.07%
PIMCO High Yield Fund A Shares (adjusted)                             -3.86%    0.07%    3.72%       --       7.54%
PIMCO High Yield Fund B Shares                                        -0.07%    0.86%    3.90%       --       7.39%
PIMCO High Yield Fund B Shares (adjusted)                             -4.72%    0.05%    3.61%       --       7.39%
PIMCO High Yield Fund C Shares (adjusted)                             -1.00%    0.86%    3.90%       --       7.29%
Lipper High Current Yield Fund Average                                -0.94%   -1.46%    1.52%       --         --
Lehman Brothers BB U.S. High Yield Index                               6.52%    5.66%    6.78%       --         --
Merrill Lynch U.S. High Yield BB-B Rated Index                         1.55%    1.35%    4.22%       --         --

MATURITY PROFILE

       Less than 1 year                          7%
       1-5 years                                32%
       5-10 years                               52%
       10-20 years                               7%
       20-30 years                               2%
       Duration                           4.6 years

SECTOR BREAKDOWN

       Corporate Bonds & Notes                80.7%
       Short-Term Instruments                  5.4%
       Other                                  13.9%

QUALITY BREAKDOWN

       AAA                                    41.7%
       AA                                      0.9%
       A                                       1.6%
       BBB                                    14.9%
       BB                                     26.6%
       B                                      14.3%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                               Lehman Brothers        Merrill Lynch U.S.
                          PIMCO             PIMCO             PIMCO              BB U.S. High          High Yield BB-B
    Month             High Yield A      High Yield B      High Yield C           Yield Index             Rated Index
    =====             ============      ============      ============         ===============        ==================
 12/31/1992               9,550            10,000            10,000                 10,000                   10,000
 01/31/1993               9,764            10,218            10,218                 10,211                   10,241
 02/28/1993               9,941            10,398            10,398                 10,361                   10,432
 03/31/1993              10,138            10,597            10,597                 10,478                   10,611
 04/30/1993              10,243            10,700            10,700                 10,566                   10,687
 05/31/1993              10,315            10,769            10,769                 10,644                   10,824
 06/30/1993              10,592            11,052            11,052                 10,870                   11,026
 07/31/1993              10,664            11,120            11,120                 10,980                   11,132
 08/31/1993              10,780            11,235            11,235                 11,107                   11,234
 09/30/1993              10,831            11,281            11,281                 11,188                   11,289
 10/31/1993              11,118            11,573            11,573                 11,338                   11,501
 11/30/1993              11,200            11,652            11,652                 11,368                   11,554
 12/31/1993              11,293            11,742            11,742                 11,465                   11,664
 01/31/1994              11,530            11,981            11,981                 11,657                   11,910
 02/28/1994              11,525            11,969            11,969                 11,644                   11,820
 03/31/1994              11,177            11,601            11,601                 11,288                   11,438
 04/30/1994              11,076            11,489            11,489                 11,221                   11,302
 05/31/1994              11,154            11,562            11,562                 11,231                   11,258
 06/30/1994              11,166            11,567            11,567                 11,265                   11,296
 07/31/1994              11,267            11,666            11,666                 11,402                   11,380
 08/31/1994              11,359            11,753            11,753                 11,523                   11,456
 09/30/1994              11,434            11,824            11,824                 11,544                   11,450
 10/31/1994              11,436            11,819            11,819                 11,571                   11,478
 11/30/1994              11,387            11,761            11,761                 11,492                   11,385
 12/31/1994              11,520            11,892            11,892                 11,563                   11,519
 01/31/1995              11,629            11,997            11,997                 11,749                   11,696
 02/28/1995              11,945            12,315            12,315                 12,106                   12,059
 03/31/1995              12,115            12,484            12,484                 12,220                   12,218
 04/30/1995              12,376            12,746            12,746                 12,465                   12,503
 05/31/1995              12,731            13,104            13,104                 12,831                   12,900
 06/30/1995              12,832            13,200            13,200                 12,944                   13,005
 07/31/1995              13,000            13,365            13,365                 13,062                   13,136
 08/31/1995              13,096            13,456            13,456                 13,138                   13,238
 09/30/1995              13,275            13,634            13,634                 13,280                   13,392
 10/31/1995              13,465            13,822            13,822                 13,384                   13,509
 11/30/1995              13,625            13,978            13,978                 13,553                   13,643
 12/31/1995              13,852            14,202            14,202                 13,767                   13,864
 01/31/1996              14,072            14,419            14,419                 13,990                   14,067
 02/29/1996              14,083            14,422            14,422                 13,940                   14,068
 03/31/1996              13,968            14,295            14,295                 13,867                   14,022
 04/30/1996              14,025            14,345            14,345                 13,862                   14,019
 05/31/1996              14,068            14,381            14,381                 13,881                   14,109
 06/30/1996              14,122            14,427            14,427                 14,031                   14,202
 07/31/1996              14,243            14,542            14,542                 14,107                   14,293
 08/31/1996              14,471            14,766            14,766                 14,221                   14,435
 09/30/1996              14,804            15,097            15,097                 14,527                   14,757
 10/31/1996              14,948            15,236            15,236                 14,729                   14,939
 11/30/1996              15,267            15,554            15,554                 15,026                   15,240
 12/31/1996              15,416            15,696            15,696                 15,059                   15,352
 01/31/1997              15,570            15,837            15,842                 15,203                   15,476
 02/28/1997              15,805            16,067            16,071                 15,386                   15,686
 03/31/1997              15,593            15,842            15,846                 15,203                   15,463
 04/30/1997              15,755            15,997            16,002                 15,392                   15,620
 05/31/1997              16,110            16,346            16,351                 15,655                   15,943
 06/30/1997              16,343            16,573            16,578                 15,857                   16,195
 07/31/1997              16,760            16,984            16,989                 16,330                   16,649
 08/31/1997              16,750            16,962            16,967                 16,174                   16,603
 09/30/1997              17,026            17,232            17,237                 16,428                   16,888
 10/31/1997              17,038            17,232            17,237                 16,484                   16,973
 11/30/1997              17,197            17,381            17,387                 16,600                   17,119
 12/31/1997              17,386            17,562            17,567                 16,752                   17,307
 01/31/1998              17,680            17,847            17,852                 16,953                   17,558
 02/28/1998              17,770            17,927            17,932                 17,031                   17,640
 03/31/1998              17,903            18,051            18,056                 17,140                   17,795
 04/30/1998              17,943            18,080            18,085                 17,228                   17,867
 05/31/1998              18,029            18,156            18,161                 17,340                   17,983
 06/30/1998              18,157            18,272            18,279                 17,446                   18,093
 07/31/1998              18,344            18,447            18,454                 17,536                   18,206
 08/31/1998              17,603            17,691            17,698                 17,052                   17,401
 09/30/1998              17,821            17,898            17,905                 17,414                   17,520
 10/31/1998              17,639            17,705            17,712                 17,191                   17,179
 11/30/1998              18,378            18,436            18,443                 17,603                   17,986
 12/31/1998              18,452            18,497            18,504                 17,714                   17,978
 01/31/1999              18,690            18,724            18,731                 17,897                   18,168
 02/28/1999              18,531            18,554            18,561                 17,764                   18,048
 03/31/1999              18,679            18,689            18,697                 17,892                   18,260
 04/30/1999              18,985            18,984            18,992                 18,075                   18,528
 05/31/1999              18,617            18,605            18,612                 17,856                   18,338
 06/30/1999              18,608            18,584            18,592                 17,815                   18,304
 07/31/1999              18,652            18,618            18,625                 17,883                   18,327
 08/31/1999              18,574            18,528            18,536                 17,770                   18,179
 09/30/1999              18,580            18,523            18,530                 17,843                   18,152
 10/31/1999              18,552            18,484            18,491                 17,782                   18,075
 11/30/1999              18,802            18,722            18,730                 17,933                   18,301
 12/31/1999              18,894            18,803            18,810                 18,104                   18,442
 01/31/2000              18,804            18,701            18,709                 17,975                   18,353
 02/29/2000              18,843            18,731            18,739                 18,009                   18,362
 03/31/2000              18,463            18,340            18,347                 17,838                   18,078
 04/30/2000              18,498            18,364            18,371                 17,899                   18,087
 05/31/2000              18,400            18,255            18,262                 17,906                   17,904
 06/30/2000              18,746            18,587            18,595                 18,293                   18,296
 07/31/2000              18,888            18,718            18,725                 18,597                   18,387
 08/31/2000              19,154            18,970            18,978                 18,883                   18,599
 09/30/2000              19,091            18,894            18,902                 18,790                   18,430
 10/31/2000              18,696            18,492            18,499                 18,507                   17,893
 11/30/2000              18,337            18,126            18,133                 18,410                   17,261
 12/31/2000              18,733            18,506            18,514                 18,779                   17,719
 01/31/2001              19,499            19,263            19,260                 19,470                   18,836
 02/28/2001              19,700            19,462            19,447                 19,748                   19,069
 03/31/2001              19,464            19,228            19,200                 19,815                   18,722
 04/30/2001              19,314            19,080            19,040                 20,017                   18,533
 05/31/2001              19,528            19,292            19,240                 20,308                   18,816
 06/30/2001              19,218            18,985            18,921                 20,157                   18,374
 07/31/2001              19,512            19,276            19,197                 20,480                   18,652
 08/31/2001              19,674            19,436            19,343                 20,699                   18,815
 09/30/2001              18,879            18,650            18,552                 19,685                   17,669
 10/31/2001              19,292            19,059            18,945                 20,183                   18,253
 11/30/2001              19,630            19,392            19,265                 20,769                   18,852
 12/31/2001              19,593            19,356            19,217                 20,686                   18,686
 01/31/2002              19,628            19,390            19,240                 20,740                   18,777
 02/28/2002              19,432            19,197            19,036                 20,628                   18,604
 03/31/2002              19,595            19,358            19,185                 21,106                   19,011

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in high-yield securities rated below investment grade but rated at least B by Moody's or S&P, lower-rated securities generally involves greater risk to principal than an investment in higher-rated bonds. This Fund may also invest 15% in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. The Fund changed its benchmark index because the Merrill Lynch U.S. High Yield BB-B Rated Index more closely reflects the universe of securities in which the Fund invests. The performance numbers prior to 12/31/1996 represent returns of the Merrill Lynch U.S. High Yield BB-B Rated Cash Pay Index. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 19

A LONG DURATION BOND FUND

PIMCO Long-Term U.S. Government Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Long-term maturity fixed income securities.

DURATION RANGE:
Less than 8 years

FUND INCEPTION DATE:
7/01/91

TOTAL NET ASSETS:
$531.5 million

PORTFOLIO MANAGER:
Jim Keller

[PHOTO]
Jim Keller
Fund Manager

Mr. Keller is the Treasury/futures specialist at PIMCO. He currently serves on the U.S. Treasury Borrowing Advisory Committee and has 15 years of investment experience.

Fund outpaced its benchmark by 1.02%.

The Fund's Class A shares at NAV returned 2.11% over the past one-year period, solidly outperforming the Lehman Long-Term Treasury Index, which returned 1.09%, but trailing the 3.78% return of the Lipper General U.S. Government Fund Average. Longer-term, the Fund continued its strong track record, beating both the Index and its peer group over the three-and five-year time periods

Long-term Treasury yields ended the year about where they started.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the Federal funds rate down to a 40-year low. Although long-term Treasury yields ended the year about where they started, they moved lower in reaction to September 11 and the Treasury's October 2001 announcement that it would no longer issue 30-year bonds. Overall, the yield curve stayed steep. In late 2001 and early 2002, signs of an economic recovery and anticipated future Fed tightening drove rates higher, causing Treasury bonds to give up some of the past year's returns.

Mortgage exposure was a significant positive.

The Fund's emphasis on mortgages was a significant positive during the period as these holdings outperformed. A tactical emphasis on shorter maturities also benefited the portfolio as the yield

"Moving forward, we expect to focus on high-quality, yield-enhancing strategies rather than interest rate strategies."

                                                                      Jim Keller

curve steepened and the Fund took advantage of a market that overestimated the vigor of the U.S. recovery. Also, significant exposure to the 30-year Treasury bond enhanced returns when the Treasury announced it would suspend any new issues of this debt. Although longer than benchmark duration helped the Fund during the summer, this positioning, in general, detracted from returns as longer-term interest rates fell the least over the past year.

High-quality, yield-enhancing strategies have become our focus.

The U.S. should lead a global economic rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. During the second half of the year, we expect the Fed to take back some of its easing. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. In this setting, we expect to focus on high quality, yield-enhancing strategies rather than interest rate strategies. Duration will be targeted close to the benchmark while retaining a modest tactical emphasis on shorter maturities since the markets have priced in more aggressive Fed tightening than we foresee.

20  PIMCO Funds Annual Report | 3.31.02

PIMCO Long-Term U.S. Gov't. Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                  1 year    3 year    5 year    10 year    Inception
                                                                                                             (7/1/91)
PIMCO Long-Term U.S. Gov't. Fund A Shares                           2.11%     5.82%     8.79%      9.30%       10.02%
PIMCO Long-Term U.S. Gov't. Fund A Shares (adjusted)               -2.49%     4.21%     7.79%      8.80%        9.56%
PIMCO Long-Term U.S. Gov't. Fund B Shares                           1.35%     5.04%     7.97%      8.66%        9.42%
PIMCO Long-Term U.S. Gov't. Fund B Shares (adjusted)               -3.33%     4.15%     7.67%      8.66%        9.42%
PIMCO Long-Term U.S. Gov't. Fund C Shares (adjusted)                0.40%     5.04%     7.97%      8.51%        9.23%
Lipper General U.S. Gov't. Fund Average                             3.78%     5.24%     6.55%      6.43%          --
Lehman Long-Term Treasury Index                                     1.09%     5.53%     8.71%      8.73%          --

MATURITY PROFILE

  1-5 years                                 1%
  5-10 years                               17%
  10-20 years                              29%
  20-30 years                              53%
  Duration                          11.1 years

SECTOR BREAKDOWN

  U.S. Treasury Obligations              39.6%
  Mortgage-Backed Securities             35.5%
  U.S. Government Agencies               15.0%
  Other                                   9.9%

QUALITY BREAKDOWN

  AAA                                    96.9%
  AA                                      1.6%
  A                                       1.3%
  BBB                                     0.2%

CHANGE IN VALUE For periods ended 3/31/02

                                      [GRAPH]


                                                                                               Lehman
                   PIMCO Long-Term          PIMCO Long-Term          PIMCO Long-Term          Long-Term
    Month            U.S. Gov. A              U.S. Gov. B              U.S. Gov. C          Treas. Index
    =====          ================         ================         ================       ============
 06/30/1991             9,550                   10,000                   10,000                10,000
 07/31/1991             9,678                   10,128                   10,128                10,149
 08/31/1991            10,051                   10,511                   10,511                10,499
 09/30/1991            10,385                   10,855                   10,855                10,830
 10/31/1991            10,435                   10,900                   10,900                10,854
 11/30/1991            10,572                   11,037                   11,037                10,914
 12/31/1991            11,265                   11,755                   11,755                11,565
 01/31/1992            10,944                   11,413                   11,413                11,202
 02/29/1992            10,997                   11,462                   11,462                11,268
 03/31/1992            10,958                   11,416                   11,416                11,144
 04/30/1992            10,901                   11,350                   11,350                11,133
 05/31/1992            11,287                   11,745                   11,745                11,442
 06/30/1992            11,447                   11,906                   11,906                11,608
 07/31/1992            11,986                   12,458                   12,458                12,091
 08/31/1992            12,223                   12,697                   12,697                12,175
 09/30/1992            12,436                   12,911                   12,911                12,367
 10/31/1992            12,123                   12,579                   12,579                12,107
 11/30/1992            12,247                   12,701                   12,701                12,153
 12/31/1992            12,567                   13,025                   13,025                12,486
 01/31/1993            12,898                   13,361                   13,361                12,842
 02/28/1993            13,413                   13,886                   13,886                13,271
 03/31/1993            13,482                   13,948                   13,948                13,304
 04/30/1993            13,583                   14,046                   14,046                13,407
 05/31/1993            13,632                   14,088                   14,088                13,451
 06/30/1993            14,304                   14,776                   14,776                14,020
 07/31/1993            14,508                   14,978                   14,978                14,246
 08/31/1993            15,058                   15,538                   15,538                14,818
 09/30/1993            15,103                   15,577                   15,577                14,870
 10/31/1993            15,177                   15,644                   15,644                14,977
 11/30/1993            14,761                   15,208                   15,208                14,594
 12/31/1993            14,856                   15,296                   15,296                14,640
 01/31/1994            15,191                   15,632                   15,632                14,992
 02/28/1994            14,593                   15,009                   15,009                14,377
 03/31/1994            13,995                   14,383                   14,383                13,746
 04/30/1994            13,751                   14,124                   14,124                13,584
 05/31/1994            13,703                   14,066                   14,066                13,494
 06/30/1994            13,619                   13,972                   13,972                13,366
 07/31/1994            13,953                   14,304                   14,304                13,819
 08/31/1994            13,980                   14,321                   14,321                13,717
 09/30/1994            13,539                   13,860                   13,860                13,285
 10/31/1994            13,446                   13,755                   13,755                13,238
 11/30/1994            13,400                   13,700                   13,700                13,316
 12/31/1994            13,702                   13,999                   13,999                13,521
 01/31/1995            14,055                   14,350                   14,350                13,869
 02/28/1995            14,537                   14,833                   14,833                14,263
 03/31/1995            14,701                   14,992                   14,992                14,385
 04/30/1995            14,948                   15,235                   15,235                14,641
 05/31/1995            16,089                   16,387                   16,387                15,764
 06/30/1995            16,268                   16,561                   16,561                15,947
 07/31/1995            15,981                   16,259                   16,259                15,692
 08/31/1995            16,338                   16,612                   16,612                16,041
 09/30/1995            16,686                   16,956                   16,956                16,336
 10/31/1995            17,091                   17,359                   17,359                16,793
 11/30/1995            17,506                   17,771                   17,771                17,213
 12/31/1995            17,960                   18,220                   18,220                17,671
 01/31/1996            17,983                   18,233                   18,233                17,671
 02/29/1996            17,140                   17,369                   17,369                16,817
 03/31/1996            16,819                   17,034                   17,034                16,483
 04/30/1996            16,441                   16,640                   16,640                16,207
 05/31/1996            16,457                   16,645                   16,645                16,123
 06/30/1996            16,783                   16,963                   16,963                16,467
 07/31/1996            16,723                   16,892                   16,892                16,473
 08/31/1996            16,601                   16,758                   16,758                16,267
 09/30/1996            17,057                   17,208                   17,208                16,716
 10/31/1996            17,784                   17,929                   17,929                17,373
 11/30/1996            18,447                   18,587                   18,587                17,953
 12/31/1996            18,017                   18,142                   18,142                17,517
 01/31/1997            17,924                   18,026                   18,043                17,393
 02/28/1997            17,959                   18,050                   18,068                17,400
 03/31/1997            17,507                   17,586                   17,602                16,954
 04/30/1997            17,897                   17,966                   17,980                17,363
 05/31/1997            18,103                   18,161                   18,176                17,557
 06/30/1997            18,454                   18,503                   18,518                17,896
 07/31/1997            19,473                   19,513                   19,527                18,947
 08/31/1997            18,976                   19,002                   19,017                18,420
 09/30/1997            19,466                   19,481                   19,497                18,927
 10/31/1997            20,122                   20,124                   20,140                19,564
 11/30/1997            20,307                   20,295                   20,313                19,825
 12/31/1997            20,648                   20,621                   20,640                20,158
 01/31/1998            21,026                   20,984                   21,003                20,567
 02/28/1998            20,877                   20,823                   20,842                20,419
 03/31/1998            20,971                   20,904                   20,923                20,462
 04/30/1998            21,084                   21,004                   21,023                20,537
 05/31/1998            21,487                   21,393                   21,412                20,930
 06/30/1998            21,983                   21,874                   21,892                21,415
 07/31/1998            21,961                   21,837                   21,855                21,325
 08/31/1998            22,881                   22,739                   22,757                22,287
 09/30/1998            23,801                   23,623                   23,643                23,103
 10/31/1998            23,149                   22,962                   22,981                22,754
 11/30/1998            23,230                   23,024                   23,043                22,929
 12/31/1998            23,337                   23,114                   23,133                22,881
 01/31/1999            23,507                   23,269                   23,290                23,087
 02/28/1999            22,435                   22,194                   22,214                21,951
 03/31/1999            22,521                   22,265                   22,285                21,900
 04/30/1999            22,548                   22,276                   22,296                21,931
 05/31/1999            22,135                   21,855                   21,875                21,587
 06/30/1999            21,922                   21,632                   21,652                21,358
 07/31/1999            21,789                   21,485                   21,504                21,255
 08/31/1999            21,612                   21,311                   21,317                21,173
 09/30/1999            21,828                   21,524                   21,518                21,329
 10/31/1999            21,868                   21,563                   21,544                21,342
 11/30/1999            21,721                   21,418                   21,386                21,197
 12/31/1999            21,389                   21,090                   21,044                20,881
 01/31/2000            21,479                   21,179                   21,122                21,180
 02/29/2000            22,121                   21,812                   21,741                21,819
 03/31/2000            22,712                   22,395                   22,306                22,566
 04/30/2000            22,578                   22,263                   22,161                22,385
 05/31/2000            22,449                   22,136                   22,021                22,304
 06/30/2000            23,129                   22,806                   22,675                22,788
 07/31/2000            23,538                   23,210                   23,063                23,180
 08/31/2000            24,059                   23,723                   23,559                23,709
 09/30/2000            23,772                   23,441                   23,265                23,422
 10/31/2000            24,184                   23,846                   23,653                23,787
 11/30/2000            24,977                   24,628                   24,412                24,539
 12/31/2000            25,641                   25,283                   25,045                25,116
 01/31/2001            25,782                   25,422                   25,165                25,158
 02/28/2001            26,282                   25,916                   25,638                25,589
 03/31/2001            26,133                   25,768                   25,479                25,461
 04/30/2001            25,346                   24,992                   24,697                24,768
 05/31/2001            25,480                   25,125                   24,810                24,800
 06/30/2001            25,692                   25,333                   25,001                25,014
 07/31/2001            26,781                   26,407                   26,047                25,944
 08/31/2001            27,365                   26,983                   26,596                26,499
 09/30/2001            27,617                   27,231                   26,828                26,698
 10/31/2001            28,898                   28,495                   28,056                28,009
 11/30/2001            27,627                   27,241                   26,805                26,677
 12/31/2001            26,950                   26,574                   26,132                26,176
 01/31/2002            27,562                   27,177                   26,710                26,514
 02/28/2002            27,903                   27,514                   27,022                26,821
 03/31/2002            26,684                   26,312                   25,822                25,738

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than react to short-term events with extreme duration shifts, the Fund operates within a moderate duration range in accordance with the firm's long-term outlook. PIMCO's interest rate volatility forecast is key and guides sector and security decisions.

Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in securities that are issued or guaranteed by the U.S. Government or agencies. The Fund is not guaranteed by the U.S. Government, the guarantee is to timely repayment of principal and interest of the securities held by the Fund. The Fund's net asset value and yield are not guaranteed by the U.S. Government nor its agencies. Guarantee does not eliminate market risk. The Fund may at times invest in derivatives and mortgage-related securities. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 21

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Short maturity fixed income securities.

DURATION RANGE:
1-3 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$6.1 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund performed strongly relative to its peers.

For the one-year period ended March 31, 2002, the Fund's Class A shares at NAV returned 5.41%, mirroring the 5.40% return for the Merrill Lynch 1-3 Year Treasury Index and outperforming the Lipper Short Investment Grade Debt Fund Average, which returned 4.40%.

Evidence of economic recovery hurt shorter-term issues.

Bonds were among the best performing investments in an otherwise volatile and disappointing one-year period for the financial markets. The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, in late 2001 and early 2002, signs of an economic recovery and anticipated future Fed tightening drove interest rates higher, causing bonds to give up some of their gains. Shorter maturity bonds suffered as expectations for Fed tightening rose. During this time, higher yielding sectors such as mortgages, corporate bonds and emerging markets outperformed Treasuries as interest rates rose.

Sector exposure boosted returns.

An emphasis on mortgage-backed securities enhanced returns as their additional yield contributed positively to portfolio performance. Select corporate and higher-quality emerging market

"...Greenspan must keep short rates relatively low...Bond investors should therefore continue to emphasize the front-end of the yield curve..."

                                                                     Bill Gross

bond holdings also added to performance as these sectors performed well despite the high level of economic uncertainty and sustained volatility. The Fund's above-benchmark duration and wider-than-benchmark maturity distribution had a negative impact on performance as the yield curve steepened during much of the period.

High-quality income has become a focus.

We think the synchronized global downturn, centered in the manufacturing sector, is over. The U.S. should lead the rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. We expect the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. We expect the ten-year Treasury yield to trade in a range of 4.75% to 5.75%. In this setting, with limited potential for capital gains from interest rate strategies, we expect to focus on high-quality income. This should entail maintaining our focus on mortgages, selectively adding higher-quality corporate bonds and retaining our high yield and emerging markets positions.

22  PIMCO Funds Annual Report | 3.31.02

PIMCO Low Duration Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                      1 year   3 year   5 year   10 year   Inception
                                                                                            (5/11/87)
PIMCO Low Duration Fund A Shares                        5.41%    5.78%    6.33%     6.32%       7.25%
PIMCO Low Duration Fund A Shares (adjusted)             2.25%    4.71%    5.69%     6.00%       7.03%
PIMCO Low Duration Fund B Shares                        4.63%    4.99%    5.54%     5.69%       6.82%
PIMCO Low Duration Fund B Shares (adjusted)            -0.37%    4.08%    5.21%     5.69%       6.82%
PIMCO Low Duration Fund C Shares (adjusted)             3.89%    5.25%    5.81%     5.80%       6.72%
Lipper Short Inv. Grade Debt Fund Average               4.40%    5.56%    5.81%     5.69%         --
Merrill Lynch 1-3 Year Treasury Index                   5.40%    6.22%    6.45%     6.08%         --

MATURITY PROFILE

  Less than one year                   53%
  1-5 years                            47%
  Duration                       2.0 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities         41.8%
  Corporate Bonds & Notes            27.3%
  Short-Term Instruments             24.9%
  Other                               6.0%

QUALITY BREAKDOWN

  AAA                                67.5%
  AA                                  6.4%
  A                                  12.1%
  BBB                                12.1%
  BB                                  1.9%

CHANGE IN VALUE For periods ended 3/31/02

                                   [GRAPHIC]


                                                             Merrill Lynch
              PIMCO Low      PIMCO Low       PIMCO Low       1-3 Yr. Treas.
  Month       Duration A     Duration B      Duration C          Index
  =====       ==========     ==========      ==========      ==============
05/31/1987       9,700         10,000          10,000            10,000
06/30/1987       9,786         10,083          10,085            10,109
07/31/1987       9,819         10,109          10,114            10,158
08/31/1987       9,813         10,097          10,104            10,167
09/30/1987       9,785         10,063          10,072            10,127
10/31/1987       9,940         10,215          10,227            10,351
11/30/1987      10,048         10,320          10,334            10,414
12/31/1987      10,103         10,370          10,387            10,480
01/31/1988      10,266         10,531          10,550            10,648
02/29/1988      10,337         10,598          10,619            10,735
03/31/1988      10,398         10,653          10,677            10,756
04/30/1988      10,437         10,687          10,713            10,772
05/31/1988      10,457         10,700          10,728            10,756
06/30/1988      10,551         10,788          10,821            10,868
07/31/1988      10,603         10,835          10,869            10,876
08/31/1988      10,641         10,867          10,904            10,899
09/30/1988      10,735         10,956          10,996            11,026
10/31/1988      10,830         11,046          11,088            11,136
11/30/1988      10,840         11,050          11,094            11,106
12/31/1988      10,884         11,087          11,134            11,132
01/31/1989      10,970         11,168          11,217            11,219
02/28/1989      10,983         11,175          11,226            11,219
03/31/1989      11,021         11,206          11,260            11,270
04/30/1989      11,147         11,327          11,384            11,443
05/31/1989      11,372         11,548          11,608            11,614
06/30/1989      11,615         11,788          11,852            11,831
07/31/1989      11,781         11,948          12,015            12,006
08/31/1989      11,723         11,882          11,950            11,932
09/30/1989      11,778         11,929          12,000            12,003
10/31/1989      11,928         12,075          12,149            12,184
11/30/1989      12,032         12,172          12,250            12,299
12/31/1989      12,089         12,222          12,303            12,348
01/31/1990      12,077         12,202          12,284            12,358
02/28/1990      12,155         12,274          12,359            12,416
03/31/1990      12,216         12,328          12,416            12,457
04/30/1990      12,204         12,308          12,399            12,482
05/31/1990      12,405         12,502          12,597            12,673
06/30/1990      12,534         12,625          12,723            12,806
07/31/1990      12,667         12,750          12,853            12,966
08/31/1990      12,687         12,761          12,867            13,005
09/30/1990      12,752         12,819          12,927            13,111
10/31/1990      12,840         12,898          13,010            13,255
11/30/1990      12,988         13,039          13,155            13,386
12/31/1990      13,123         13,167          13,286            13,548
01/31/1991      13,238         13,275          13,398            13,672
02/28/1991      13,339         13,367          13,494            13,754
03/31/1991      13,447         13,468          13,598            13,846
04/30/1991      13,605         13,619          13,753            13,977
05/31/1991      13,706         13,711          13,849            14,062
06/30/1991      13,788         13,785          13,927            14,119
07/31/1991      13,936         13,924          14,070            14,242
08/31/1991      14,130         14,110          14,260            14,437
09/30/1991      14,309         14,280          14,436            14,593
10/31/1991      14,428         14,390          14,550            14,750
11/30/1991      14,578         14,531          14,695            14,903
12/31/1991      14,817         14,761          14,930            15,131
01/31/1992      14,824         14,759          14,932            15,107
02/29/1992      14,893         14,818          14,995            15,160
03/31/1992      14,895         14,813          14,992            15,154
04/30/1992      14,995         14,903          15,086            15,293
05/31/1992      15,142         15,040          15,228            15,432
06/30/1992      15,279         15,166          15,359            15,590
07/31/1992      15,476         15,353          15,551            15,765
08/31/1992      15,573         15,440          15,643            15,903
09/30/1992      15,723         15,579          15,786            16,055
10/31/1992      15,723         15,568          15,780            15,959
11/30/1992      15,726         15,562          15,777            15,933
12/31/1992      15,885         15,710          15,930            16,084
01/31/1993      16,029         15,842          16,067            16,251
02/28/1993      16,213         16,015          16,245            16,390
03/31/1993      16,299         16,090          16,325            16,439
04/30/1993      16,371         16,151          16,390            16,541
05/31/1993      16,384         16,154          16,397            16,495
06/30/1993      16,541         16,300          16,548            16,616
07/31/1993      16,593         16,339          16,591            16,655
08/31/1993      16,749         16,483          16,740            16,800
09/30/1993      16,807         16,530          16,792            16,855
10/31/1993      16,917         16,628          16,894            16,888
11/30/1993      16,927         16,628          16,898            16,892
12/31/1993      17,040         16,728          17,002            16,954
01/31/1994      17,127         16,801          17,081            17,063
02/28/1994      17,047         16,714          16,995            16,954
03/31/1994      16,966         16,624          16,907            16,870
04/30/1994      16,904         16,552          16,838            16,810
05/31/1994      16,878         16,517          16,806            16,834
06/30/1994      16,907         16,536          16,827            16,884
07/31/1994      17,057         16,673          16,970            17,029
08/31/1994      17,124         16,726          17,028            17,089
09/30/1994      17,091         16,684          16,989            17,050
10/31/1994      17,083         16,666          16,974            17,088
11/30/1994      17,080         16,653          16,964            17,012
12/31/1994      17,064         16,628          16,942            17,050
01/31/1995      17,216         16,764          17,086            17,288
02/28/1995      17,426         16,959          17,287            17,525
03/31/1995      17,491         17,011          17,344            17,623
04/30/1995      17,704         17,207          17,547            17,780
05/31/1995      18,019         17,501          17,852            18,091
06/30/1995      18,106         17,585          17,931            18,188
07/31/1995      18,106         17,585          17,924            18,263
08/31/1995      18,296         17,770          18,105            18,372
09/30/1995      18,453         17,922          18,253            18,461
10/31/1995      18,584         18,050          18,376            18,617
11/30/1995      18,794         18,254          18,576            18,782
12/31/1995      19,010         18,464          18,782            18,926
01/31/1996      19,143         18,593          18,906            19,087
02/29/1996      19,013         18,466          18,770            19,006
03/31/1996      18,998         18,452          18,747            18,989
04/30/1996      18,998         18,452          18,740            19,005
05/31/1996      19,009         18,463          18,744            19,044
06/30/1996      19,196         18,644          18,920            19,181
07/31/1996      19,253         18,700          18,969            19,256
08/31/1996      19,342         18,786          19,047            19,323
09/30/1996      19,609         19,045          19,302            19,498
10/31/1996      19,883         19,311          19,565            19,717
11/30/1996      20,144         19,564          19,813            19,868
12/31/1996      20,081         19,504          19,744            19,868
01/31/1997      20,242         19,660          19,896            19,962
02/28/1997      20,317         19,733          19,961            20,007
03/31/1997      20,227         19,646          19,866            20,000
04/30/1997      20,466         19,878          20,092            20,163
05/31/1997      20,630         20,037          20,245            20,301
06/30/1997      20,784         20,187          20,388            20,440
07/31/1997      21,113         20,506          20,700            20,665
08/31/1997      21,094         20,487          20,671            20,684
09/30/1997      21,271         20,659          20,837            20,841
10/31/1997      21,420         20,804          20,976            20,996
11/30/1997      21,476         20,858          21,029            21,047
12/31/1997      21,632         21,010          21,176            21,191
01/31/1998      21,790         21,164          21,320            21,396
02/28/1998      21,858         21,229          21,378            21,415
03/31/1998      21,943         21,312          21,452            21,502
04/30/1998      22,055         21,421          21,553            21,603
05/31/1998      22,187         21,549          21,674            21,718
06/30/1998      22,234         21,595          21,709            21,831
07/31/1998      22,332         21,690          21,793            21,933
08/31/1998      22,412         21,768          21,863            22,209
09/30/1998      22,860         22,203          22,291            22,503
10/31/1998      22,817         22,161          22,240            22,613
11/30/1998      22,942         22,283          22,354            22,594
12/31/1998      23,075         22,412          22,472            22,673
01/31/1999      23,170         22,504          22,555            22,763
02/28/1999      23,040         22,378          22,420            22,652
03/31/1999      23,229         22,561          22,595            22,810
04/30/1999      23,343         22,672          22,694            22,883
05/31/1999      23,261         22,593          22,606            22,868
06/30/1999      23,266         22,597          22,599            22,940
07/31/1999      23,259         22,590          22,583            23,012
08/31/1999      23,266         22,597          22,581            23,079
09/30/1999      23,431         22,758          22,732            23,229
10/31/1999      23,520         22,844          22,809            23,291
11/30/1999      23,612         22,933          22,889            23,335
12/31/1999      23,647         22,968          22,914            23,368
01/31/2000      23,610         22,931          22,871            23,359
02/29/2000      23,772         23,089          23,020            23,515
03/31/2000      23,939         23,251          23,169            23,661
04/30/2000      23,984         23,295          23,204            23,722
05/31/2000      24,049         23,358          23,257            23,820
06/30/2000      24,331         23,631          23,520            24,067
07/31/2000      24,469         23,766          23,645            24,219
08/31/2000      24,733         24,022          23,891            24,398
09/30/2000      24,850         24,135          23,993            24,573
10/31/2000      24,842         24,128          23,977            24,705
11/30/2000      25,029         24,309          24,147            24,939
12/31/2000      25,351         24,623          24,449            25,236
01/31/2001      25,755         25,014          24,828            25,552
02/28/2001      25,873         25,129          24,934            25,718
03/31/2001      26,077         25,328          25,121            25,933
04/30/2001      26,145         25,394          25,177            26,002
05/31/2001      26,347         25,589          25,360            26,149
06/30/2001      26,404         25,645          25,406            26,238
07/31/2001      26,845         26,074          25,820            26,532
08/31/2001      26,998         26,222          25,957            26,685
09/30/2001      27,258         26,474          26,196            27,124
10/31/2001      27,601         26,808          26,515            27,380
11/30/2001      27,309         26,523          26,224            27,321
12/31/2001      27,246         26,462          26,153            27,331
01/31/2002      27,494         26,703          26,383            27,386
02/28/2002      27,708         26,911          26,578            27,519
03/31/2002      27,486         26,696          26,355            27,333

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities; and may at times invest in derivatives and mortgage-related securities. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 23

A SHORT DURATION BOND FUND

PIMCO Money Market Fund

OBJECTIVE:
Seeks maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments.

DURATION RANGE:
***90 days dollar-weighted average maturity

*** means less than or equal to

FUND INCEPTION DATE:
3/01/91

TOTAL NET ASSETS:
$283.6 million

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul McCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 20 years of investment experience.

Fund posted better-than-average results for the period.

For the one-year period ended March 31, 2002, PIMCO Money Market Fund Class A shares at NAV returned 2.65%, outperforming the 2.46% return for the Lipper Money Market Fund Average but underperforming the 3.11% return for the Salomon Brothers 3-Month T-Bill Index.

Money market yields bottomed amid signs of economic recovery.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the Federal funds rate down to a 40-year low. As a result, short-term interest rates and money market yields fell substantially over the last year. However, by early 2002, signs of an economic recovery and anticipated future Fed tightening drove rates higher, causing money market yields to begin to bottom. Yields on high quality commercial paper rose amid the positive signs and higher-yielding sectors outperformed Treasuries.

High quality holdings were positive for performance.

The Fund maintains a AAA rating by investing in high quality short-term securities. These holdings are very liquid and help to protect principal. During the past one-year period, the portfolio's holdings of top quality commercial paper and short-term corporate and agency securities boosted relative performance.


"High-quality commercial paper from financially sound companies should be a core investment moving forward."

                                                                   Paul McCulley


Short-term Treasury yields should increase in the months ahead.

Moving forward, we believe that global growth will rebound, led by an inventory bounce in the U.S., but that lack of pent-up demand in the consumer and housing sectors will limit the expansion later in 2002. We expect the Fed to take back some of its easing during the second half of the year, with a Federal funds rate target of 2.5% to 3.0% by year-end. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish and that short term Treasury yields should increase. In this setting, we will look to generate an attractive yield by holding high-quality domestic and yankee commercial paper as core investments, since these securities offer higher potential returns than T-bills. Existing positions in short maturity corporate issues and floating rate notes should serve to enhance portfolio yield with minimal interest rate and credit risk.

24  PIMCO Funds Annual Report | 3.31.02

PIMCO Money Market Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                       1 year    3 year    5 year    10 year    Inception    7-Day Yield
                                                                                                (3/1/91)
PIMCO Money Market Fund A Shares                         2.65%     4.50%     4.67%      4.38%        4.44%           1.56%
PIMCO Money Market Fund B Shares                         1.73%     3.57%     3.79%      3.47%        3.53%           0.68%
PIMCO Money Market Fund C Shares                         2.65%     4.51%     4.70%      4.40%        4.46%           1.57%
Lipper Money Market Fund Average                         2.46%     4.29%     4.54%      4.34%          --              --
Salomon Brothers 3-Month Treasury Bill Index             3.11%     4.70%     4.84%      4.63%          --              --

MATURITY PROFILE

  Less than 1 year                100%
  Duration                   58.4 days

SECTOR BREAKDOWN

  Short-Term Instruments         86.7%
  Corporate Bonds & Notes        13.0%
  Other                           0.3%

QUALITY BREAKDOWN

  AAA                            88.2%
  AA                              8.7%
  A                               3.1%


CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                        PIMCO Money         PIMCO Money         PIMCO Money          Salomon Brothers
    Month                Market A            Market B            Market C           3 Mo. T-Bill Index
    =====               ===========         ===========         ===========         ==================
 02/28/1991                10,000              10,000              10,000                  10,000
 03/31/1991                10,048              10,041              10,048                  10,052
 04/30/1991                10,096              10,081              10,096                  10,100
 05/31/1991                10,146              10,122              10,146                  10,149
 06/30/1991                10,189              10,158              10,189                  10,195
 07/31/1991                10,234              10,196              10,234                  10,244
 08/31/1991                10,280              10,233              10,280                  10,293
 09/30/1991                10,322              10,267              10,322                  10,338
 10/31/1991                10,363              10,299              10,363                  10,383
 11/30/1991                10,402              10,330              10,402                  10,425
 12/31/1991                10,451              10,370              10,451                  10,463
 01/31/1992                10,485              10,396              10,485                  10,500
 02/29/1992                10,515              10,418              10,515                  10,533
 03/31/1992                10,546              10,441              10,546                  10,568
 04/30/1992                10,577              10,463              10,577                  10,602
 05/31/1992                10,606              10,484              10,606                  10,637
 06/30/1992                10,635              10,503              10,635                  10,669
 07/31/1992                10,664              10,523              10,664                  10,701
 08/31/1992                10,688              10,539              10,688                  10,731
 09/30/1992                10,712              10,554              10,712                  10,758
 10/31/1992                10,735              10,570              10,735                  10,785
 11/30/1992                10,758              10,584              10,758                  10,812
 12/31/1992                10,785              10,602              10,785                  10,841
 01/31/1993                10,806              10,615              10,806                  10,870
 02/28/1993                10,827              10,629              10,827                  10,895
 03/31/1993                10,852              10,645              10,852                  10,922
 04/30/1993                10,874              10,659              10,874                  10,949
 05/31/1993                10,893              10,671              10,893                  10,976
 06/30/1993                10,917              10,687              10,917                  11,003
 07/31/1993                10,940              10,701              10,940                  11,032
 08/31/1993                10,964              10,717              10,964                  11,061
 09/30/1993                10,987              10,730              10,987                  11,088
 10/31/1993                11,011              10,746              11,011                  11,117
 11/30/1993                11,036              10,762              11,036                  11,145
 12/31/1993                11,059              10,776              11,059                  11,174
 01/31/1994                11,083              10,791              11,083                  11,203
 02/28/1994                11,104              10,805              11,104                  11,230
 03/31/1994                11,130              10,821              11,130                  11,261
 04/30/1994                11,155              10,838              11,155                  11,295
 05/31/1994                11,186              10,860              11,186                  11,332
 06/30/1994                11,219              10,884              11,219                  11,371
 07/31/1994                11,253              10,908              11,253                  11,412
 08/31/1994                11,293              10,938              11,293                  11,454
 09/30/1994                11,330              10,966              11,330                  11,497
 10/31/1994                11,372              10,997              11,372                  11,544
 11/30/1994                11,417              11,032              11,417                  11,592
 12/31/1994                11,466              11,070              11,466                  11,645
 01/31/1995                11,520              11,113              11,520                  11,699
 02/28/1995                11,568              11,152              11,568                  11,750
 03/31/1995                11,620              11,195              11,620                  11,808
 04/30/1995                11,669              11,234              11,669                  11,865
 05/31/1995                11,726              11,281              11,726                  11,923
 06/30/1995                11,779              11,324              11,779                  11,979
 07/31/1995                11,832              11,366              11,832                  12,036
 08/31/1995                11,884              11,408              11,884                  12,093
 09/30/1995                11,933              11,445              11,933                  12,147
 10/31/1995                11,986              11,489              11,986                  12,203
 11/30/1995                12,073              11,562              12,073                  12,257
 12/31/1995                12,131              11,609              12,131                  12,313
 01/31/1996                12,184              11,650              12,184                  12,369
 02/29/1996                12,234              11,690              12,234                  12,419
 03/31/1996                12,283              11,729              12,283                  12,472
 04/30/1996                12,333              11,769              12,333                  12,523
 05/31/1996                12,389              11,812              12,389                  12,577
 06/30/1996                12,433              11,846              12,433                  12,629
 07/31/1996                12,484              11,885              12,484                  12,684
 08/31/1996                12,540              11,931              12,540                  12,740
 09/30/1996                12,588              11,966              12,588                  12,794
 10/31/1996                12,638              12,006              12,638                  12,851
 11/30/1996                12,689              12,044              12,689                  12,905
 12/31/1996                12,738              12,083              12,738                  12,960
 01/31/1997                12,791              12,124              12,791                  13,016
 02/28/1997                12,837              12,160              12,838                  13,067
 03/31/1997                12,885              12,199              12,887                  13,124
 04/30/1997                12,938              12,241              12,940                  13,181
 05/31/1997                12,995              12,286              12,998                  13,239
 06/30/1997                13,046              12,327              13,050                  13,294
 07/31/1997                13,101              12,368              13,105                  13,351
 08/31/1997                13,160              12,414              13,162                  13,409
 09/30/1997                13,211              12,455              13,215                  13,465
 10/31/1997                13,270              12,500              13,274                  13,524
 11/30/1997                13,321              12,540              13,326                  13,581
 12/31/1997                13,381              12,586              13,386                  13,639
 01/31/1998                13,438              12,632              13,444                  13,699
 02/28/1998                13,489              12,671              13,496                  13,754
 03/31/1998                13,543              12,713              13,551                  13,815
 04/30/1998                13,599              12,756              13,607                  13,873
 05/31/1998                13,656              12,801              13,666                  13,932
 06/30/1998                13,712              12,844              13,722                  13,990
 07/31/1998                13,770              12,890              13,782                  14,048
 08/31/1998                13,825              12,933              13,837                  14,109
 09/30/1998                13,881              12,976              13,894                  14,167
 10/31/1998                13,934              13,020              13,952                  14,223
 11/30/1998                13,987              13,060              14,004                  14,276
 12/31/1998                14,046              13,106              14,064                  14,329
 01/31/1999                14,094              13,153              14,112                  14,382
 02/28/1999                14,139              13,187              14,158                  14,431
 03/31/1999                14,188              13,233              14,209                  14,485
 04/30/1999                14,242              13,284              14,263                  14,539
 05/31/1999                14,290              13,329              14,312                  14,594
 06/30/1999                14,341              13,375              14,362                  14,648
 07/31/1999                14,396              13,428              14,418                  14,705
 08/31/1999                14,450              13,477              14,473                  14,764
 09/30/1999                14,506              13,530              14,529                  14,822
 10/31/1999                14,566              13,585              14,589                  14,883
 11/30/1999                14,624              13,640              14,647                  14,942
 12/31/1999                14,694              13,705              14,717                  15,006
 01/31/2000                14,754              13,761              14,779                  15,072
 02/29/2000                14,815              13,818              14,841                  15,137
 03/31/2000                14,886              13,884              14,914                  15,208
 04/30/2000                14,947              13,941              14,975                  15,280
 05/31/2000                15,017              14,006              15,046                  15,355
 06/30/2000                15,095              14,079              15,124                  15,427
 07/31/2000                15,168              14,147              15,196                  15,501
 08/31/2000                15,247              14,220              15,277                  15,578
 09/30/2000                15,324              14,293              15,355                  15,656
 10/31/2000                15,401              14,364              15,432                  15,738
 11/30/2000                15,478              14,436              15,509                  15,818
 12/31/2000                15,562              14,514              15,593                  15,902
 01/31/2001                15,635              14,582              15,666                  15,984
 02/28/2001                15,703              14,647              15,733                  16,053
 03/31/2001                15,771              14,710              15,801                  16,124
 04/30/2001                15,829              14,764              15,859                  16,186
 05/31/2001                15,883              14,814              15,913                  16,246
 06/30/2001                15,932              14,860              15,963                  16,298
 07/31/2001                15,977              14,902              16,007                  16,348
 08/31/2001                16,025              14,946              16,055                  16,398
 09/30/2001                16,059              14,978              16,089                  16,445
 10/31/2001                16,087              15,005              16,118                  16,488
 11/30/2001                16,115              15,030              16,145                  16,523
 12/31/2001                16,137              15,051              16,168                  16,552
 01/31/2002                16,154              15,066              16,184                  16,578
 02/28/2002                16,170              15,081              16,200                  16,600
 03/31/2002                16,191              15,101              16,221                  16,625

Investment Process
--------------------------------------------------------------------------------

The Fund emphasizes current income and preservation of capital by applying PIMCO's analytical, research and trading skills. Although the Fund is largely restricted to investing in traditional money market instruments of the highest quality, there is some scope for performance enhancement through modest shifts in duration, yield curve and sector exposure as well as through intensive bottom-up credit and quantitative research.

Past performance is no guarantee of future results. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 25

A  TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities, exempt from Federal income tax.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$188.3 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed over both the short and long term.

For the one-year period ended March 31, 2002, PIMCO Municipal Bond Fund's Class A shares at NAV returned 5.94%, beating both the Lehman Brothers General Municipal Bond Index, which returned 3.81%, and the Lipper General Municipal Fund Average, which returned 2.75%. Since inception, the Fund has also outperformed its Lipper Peer Group, returning 4.82% annually, versus 3.71% for the Lipper Average.

In a volatile and uncertain market, investors preferred high quality.

While bonds were among the top performing investments in a volatile and disappointing year for financial markets, municipal debt trailed taxable debt as investors favored Treasuries. In March of 2001, driven by significant declines in business spending and corporate profits, the U.S. economy entered into a recession. The slowdown was exacerbated by the terrorist attacks of September 11, and caused employment and confidence to decline. To stave off the recession, the Federal Reserve mounted an aggressive easing campaign, lowering the nominal Federal Funds rate to its lowest level in 40 years. Late in the period, signs of a recovery emerged, increasing investors' expectations for Fed tightening. As a result, interest rates rose, causing bonds to give back some of their gains.

Above-benchmark duration drove returns.

The Fund's above-benchmark duration drove returns as municipal yields fell for most of the year. The Fund's high quality bias was also positive, as credit premiums widened amid increased volatility in the financial markets. Issue selection among revenue bonds also enhanced returns due to investor demand for these issues. However, the Fund's exposure to transportation bonds detracted from performance as this sector experienced difficulty in the wake of the terrorist attacks.

"We continue to believe that municipal bonds offer solid relative value in an uncertain environment"

                                                                     Mark McCray


Municipal bonds offer compelling value, attractive yields.

We feel that the global downturn has ended, and that a recovery has ensued, led by the U.S. Growth in the U.S. should come from the restocking of inventories after one of the steepest and fastest liquidations on record. However, we expect growth to slow in the second half of 2002 as gains from inventory rebuilding work through the economy. We also feel that the Fed will take back some of its post-September 11 emergency easing later this year. In this environment of muted growth and benign inflation, we anticipate that the bond market will be neither bullish nor bearish. With limited potential for capital gains from interest rates settings, we expect to maintain duration close to the benchmark and seek to add value through individual security selection and sector allocations. We also intend to maintain high average credit quality, as fiscal conditions remain weak for most municipal issuers.

26 PIMCO Funds Annual Report | 3.31.02

PIMCO Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02


                                                           1 year   3 year   5 year  10 year  Inception
                                                                                              (12/31/97)
PIMCO Municipal Bond Fund A Shares                           5.94%    4.71%      --       --       4.82%
PIMCO Municipal Bond Fund A Shares (adjusted)                2.76%    3.65%      --       --       4.08%
PIMCO Municipal Bond Fund B Shares                           5.15%    3.93%      --       --       4.04%
PIMCO Municipal Bond Fund B Shares (adjusted)                0.15%    3.00%      --       --       3.63%
PIMCO Municipal Bond Fund C Shares (adjusted)                4.42%    4.19%      --       --       4.30%
Lipper General Municipal Fund Average                        2.75%    3.33%      --       --         --
Lehman Brothers General Municipal Bond Index                 3.81%    4.79%      --       --         --

MATURITY PROFILE

   Less than 1 year                     5%
   1-5 years                           18%
   5-10 years                          30%
   10-20 years                         24%
   20-30 years                         22%
   Over 30 years                        1%
   Duration                     7.5 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes           90.6%
   U.S. Treasury Obligations          7.1%
   Other                              2.3%

QUALITY BREAKDOWN

   AAA                               60.2%
   AA                                17.0%
   A                                  6.7%
   BBB                               11.0%
   BB                                 5.1%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                                                Lehman Bros.
                         PIMCO Municipal        PIMCO Municipal        PIMCO Municipal        General Municipal
    Month                     Bond A                 Bond B                 Bond C               Bond Index
    =====                ===============        ===============        ===============        =================
 12/31/1997                    9,700                 10,000                 10,000                  10,000
 01/31/1998                    9,812                 10,108                 10,110                  10,103
 02/28/1998                    9,763                 10,052                 10,056                  10,106
 03/31/1998                    9,768                 10,051                 10,057                  10,115
 04/30/1998                    9,700                  9,976                  9,984                  10,070
 05/31/1998                    9,890                 10,164                 10,174                  10,229
 06/30/1998                    9,921                 10,188                 10,201                  10,269
 07/31/1998                    9,928                 10,189                 10,205                  10,294
 08/31/1998                   10,109                 10,369                 10,388                  10,454
 09/30/1998                   10,242                 10,499                 10,520                  10,585
 10/31/1998                   10,218                 10,467                 10,491                  10,585
 11/30/1998                   10,242                 10,485                 10,511                  10,622
 12/31/1998                   10,251                 10,487                 10,516                  10,648
 01/31/1999                   10,384                 10,617                 10,648                  10,775
 02/28/1999                   10,316                 10,541                 10,572                  10,727
 03/31/1999                   10,322                 10,541                 10,575                  10,742
 04/30/1999                   10,338                 10,551                 10,587                  10,769
 05/31/1999                   10,260                 10,465                 10,503                  10,707
 06/30/1999                   10,070                 10,264                 10,303                  10,553
 07/31/1999                   10,088                 10,275                 10,316                  10,591
 08/31/1999                    9,979                 10,158                 10,201                  10,506
 09/30/1999                    9,963                 10,136                 10,180                  10,510
 10/31/1999                    9,833                  9,997                 10,043                  10,397
 11/30/1999                    9,932                 10,092                 10,140                  10,507
 12/31/1999                    9,837                  9,988                 10,039                  10,428
 01/31/2000                    9,778                  9,922                  9,975                  10,383
 02/29/2000                    9,878                 10,018                 10,074                  10,504
 03/31/2000                   10,101                 10,237                 10,295                  10,734
 04/30/2000                   10,049                 10,178                 10,239                  10,670
 05/31/2000                   10,002                 10,124                 10,186                  10,615
 06/30/2000                   10,227                 10,345                 10,411                  10,896
 07/31/2000                   10,351                 10,464                 10,533                  11,048
 08/31/2000                   10,512                 10,621                 10,693                  11,218
 09/30/2000                   10,503                 10,605                 10,679                  11,159
 10/31/2000                   10,599                 10,697                 10,773                  11,281
 11/30/2000                   10,572                 10,662                 10,741                  11,367
 12/31/2000                   10,812                 10,898                 10,981                  11,647
 01/31/2001                   10,908                 10,988                 11,074                  11,763
 02/28/2001                   11,067                 11,141                 11,231                  11,800
 03/31/2001                   11,187                 11,253                 11,347                  11,907
 04/30/2001                   11,036                 11,095                 11,189                  11,778
 05/31/2001                   11,248                 11,300                 11,400                  11,905
 06/30/2001                   11,358                 11,404                 11,507                  11,985
 07/31/2001                   11,550                 11,589                 11,695                  12,162
 08/31/2001                   11,814                 11,846                 11,957                  12,363
 09/30/2001                   11,670                 11,696                 11,807                  12,321
 10/31/2001                   11,734                 11,753                 11,867                  12,468
 11/30/2001                   11,699                 11,709                 11,825                  12,363
 12/31/2001                   11,609                 11,612                 11,730                  12,245
 01/31/2002                   11,861                 11,856                 11,978                  12,457
 02/28/2002                   12,086                 12,074                 12,201                  12,608
 03/31/2002                   11,853                 11,633                 11,961                  12,361

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high-yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage-related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York.The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 27

A TAX - EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$5.2 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund delivered strong performance during the year.

For the one-year period ended March 31, 2002, the Fund's Class A shares at NAV returned 6.09%, significantly outperforming both the Lehman Brothers New York Insured Municipal Bond Index and the Lipper New York Municipal Debt Fund Average, which returned 3.89% and 3.00%, respectively. Since inception, the Fund has returned 7.75% annually, beating both its Lehman benchmark (7.08%) and its Lipper Peer Group (5.62%).

Bonds performed well in a turbulent year for financial markets.

Fixed-income securities were among the top performing investments in an otherwise volatile and disappointing year. The U.S. economy entered a recession in 2001, driven by a significant contraction in business investment. Corporate profitability also deteriorated, causing unemployment to climb, with the terrorist attacks heightening these trends. In an effort to lift the economy from its slump, the Federal Reserve lowered the nominal Federal Funds rate to its lowest level in 40 years. Late in the fiscal year, however, signs of an economic recovery emerged, causing increased expectations for Fed tightening. As a result, bonds gave back some of their gains. The New York municipal market, driven by reduced supply and investor demand, slightly outperformed the national market.

Maturity mix, duration management, revenue bonds all fueled performance.

The Fund's below-benchmark duration for most of the period enhanced returns as New York municipal yields rose. The Fund's mix of short-term and long-term issues was also positive as intermediate yields rose the most. Allocations to high-quality revenue issues improved returns as their higher yields contributed to increased total returns.

"New York yields could offer compelling values as rebuilding efforts continue."

                                                                     Mark McCray

U.S. economy appears poised for a modest recovery.

The global downturn has ended, with the U.S. expected to lead a global recovery. After one of the steepest and fastest inventory liquidations on record, inventory restocking should boost manufacturing demand worldwide, but will be the sole source of accelerated growth. As the recovery ensues, we anticipate the Fed will take back some of the emergency easing provided after September 11. Intermediate New York municipal issues offer fair value, however premiums could rise modestly as the MTA restructures their debt, and state and local governments look to close budget deficits. We intend to target duration near the benchmark, looking to add value through security selection, yield curve weightings and sector allocations. We hope to emphasize longer-term issues that should react less to forecasted Fed tightening, and maintain high portfolio credit quality should yields rise amidst investor demand for credit and liquidity premiums.

28 PIMCO Funds Annual Report | 3.31.02

PIMCO NY Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                     1 year      3 year    5 year    10 year    Inception
                                                                                                (8/31/99)
PIMCO NY Municipal Bond Fund A Shares                 6.09%        --        --         --         7.75%
PIMCO NY Municipal Bond Fund A Shares (adjusted)      2.90%        --        --         --         6.48%
Lipper New York Municipal Debt Fund Average           3.00%        --        --         --           --
Lehman Brothers NY Insured Municipal Bond Index       3.89%        --        --         --           --

MATURITY PROFILE

     1-5 years                         8%
     5-10 years                       52%
     10-20 years                       6%
     20-30 years                      34%
     Duration                   7.1 years

SECTOR BREAKDOWN

     Municipal Bonds & Notes        97.1%
     Other                           2.9%

QUALITY BREAKDOWN

     AAA                            55.0%
     AA                              8.4%
     A                              12.4%
     BBB                            24.2%

CHANGE IN VALUE for periods ended 3/31/02

                                          [GRAPH]

                                           Lehman Brothers
                      PIMCO NY            NY Ins. Municipal
    Month         Municipal Bond A           Bond Index
    =====         ================        =================
 08/31/1999            9,700                    10,000
 09/30/1999            9,735                     9,987
 10/31/1999            9,655                     9,848
 11/30/1999            9,740                     9,986
 12/31/1999            9,701                     9,883
 01/31/2000            9,653                     9,826
 02/29/2000            9,712                     9,973
 03/31/2000            9,866                    10,227
 04/30/2000            9,807                    10,128
 05/31/2000            9,770                     9,923
 06/30/2000           10,006                    10,245
 07/31/2000           10,117                    10,381
 08/31/2000           10,321                    10,564
 09/30/2000           10,337                    10,499
 10/31/2000           10,461                    10,632
 11/30/2000           10,524                    10,725
 12/31/2000           10,731                    11,060
 01/31/2001           10,875                    11,156
 02/28/2001           10,952                    11,166
 03/31/2001           11,087                    11,288
 04/30/2001           10,998                    11,178
 05/31/2001           11,296                    11,309
 06/30/2001           11,385                    11,373
 07/31/2001           11,600                    11,549
 08/31/2001           11,897                    11,743
 09/30/2001           11,501                    11,638
 10/31/2001           11,589                    11,792
 11/30/2001           11,476                    11,691
 12/31/2001           11,408                    11,568
 01/31/2002           11,586                    11,808
 02/28/2002           11,830                    11,969
 03/31/2002           11,761                    11,727


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high-yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 29

A NINFLATION - INDEXED BOND FUND

PIMCO Real Return Fund

OBJECTIVE:
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Inflation-indexed fixed income securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$3.3 billion

PORTFOLIO MANAGER:
John Brynjolfsson

[PHOTO]
John Brynjolfsson
Fund Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 16 years of investment experience.

Fund outpaced its Lipper average.

For the one-year period ended March 31, 2002, PIMCO Real Return Fund's Class A shares at NAV returned 4.22%, slightly trailing the Lehman Brothers Global Real:
U.S. TIPS Index and outperforming the Lipper Intermediate U.S. Treasury Fund Average, which returned 4.47% and 3.86%, respectively

Investor demand supported real return bonds despite the economic slowdown.

The U.S. economy slipped into recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. Inflation slowed in tandem with the economy through most of the period. Still, real return bonds performed well given their relatively high real yields and stability compared to other asset classes. Late in 2001 and into the first quarter of 2002, signs of an economic rebound led investors to expect that the Fed would have to tighten to combat inflation. This drove interest rates higher and caused conventional bonds to give up some of the past year's returns.

Extended duration contributed to results in the past year.

In the past year, the Fund's longer-than-benchmark duration positioning helped relative performance as real yields fell. In addition, our purchase of long-term TIPS at the October 2001 auction enhanced returns, as the Treasury subsequently announced that it would no longer issue 30-year bonds. Limited holdings of non-U.S. real return bonds added value as real yields abroad fell more than those in the U.S. However, an overweight exposure to longer-term TIPS in the first quarter of 2002 hurt returns as the real yield curve steepened (intermediate maturity TIPS fell further then longer term TIPS) during that time.

"TIPS continue to offer attractive real yields over the long-term."

                                                               John Brynjolfsson

Long-term outlook for TIPS remains favorable.

We believe that the economic recovery will continue over the next several quarters as a U.S. inventory liquidation winds down. In fact, the speed and scope of the inventory liquidation suggests a more robust cyclical upswing then we had previously anticipated. As a result, we expect the Fed to take back some of its easing during the second half of the year. While we think that TIPS continue to offer attractive real yields over the long-term, their near-term returns will be limited by less favorable inflation adjustments. Nonetheless, TIPS continue to represent a sensible core bond investment, as they can help protect portfolios from unpleasant "inflation surprises" and add to portfolio diversification.

30 PIMCO Funds Annual Report | 3.31.02

PIMCO Real Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                          1 year    3 year   5 year   10 year  Inception
                                                                                               (1/29/97)
PIMCO Real Return Fund A Shares                            4.22%    8.63%    7.19%        --       6.98%
PIMCO Real Return Fund A Shares (adjusted)                 1.10%    7.54%    6.54%        --       6.35%
PIMCO Real Return Fund B Shares                            3.44%    7.83%    6.42%        --       6.19%
PIMCO Real Return Fund B Shares (adjusted)                -1.51%    6.97%    6.11%        --       6.04%
PIMCO Real Return Fund C Shares (adjusted)                 2.71%    8.10%    6.68%        --       6.44%
Lipper Intermediate U.S. Treasury Fund Average             3.86%    6.85%    6.65%        --         --
Lehman Brothers Global Real: U.S. TIPS Index               4.47%    8.10%    6.42%        --         --

MATURITY PROFILE

  Less than 1 year                    4%
  1-5 years                           7%
  5-10 years                         50%
  10-20 years                         1%
  20-30 years                        38%
  Duration                     6.1 years

SECTOR BREAKDOWN

  U.S. Treasury Obligations        84.2%
  Corporate Bonds & Notes          12.7%
  Other                             3.1%

QUALITY BREAKDOWN

  AAA                              92.7%
  AA                                1.2%
  A                                 4.2%
  BBB                               1.2%
  BB                                0.7%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                      Lehman Brothers
                  PIMCO Real       PIMCO Real       PIMCO Real         Global Real:
    Month          Return A         Return B         Return C         U.S. TIPS Index
    =====         ==========       ==========       ==========        ===============
 01/31/1997          9,700           10,000           10,000               10,000
 02/28/1997          9,735           10,029           10,032               10,033
 03/31/1997          9,651            9,927            9,928                9,896
 04/30/1997          9,698            9,978            9,977                9,956
 05/31/1997          9,750           10,028           10,027               10,010
 06/30/1997          9,726            9,997            9,996                9,978
 07/31/1997          9,841           10,110           10,108               10,072
 08/31/1997          9,858           10,121           10,124               10,103
 09/30/1997          9,874           10,131           10,142               10,123
 10/31/1997          9,995           10,249           10,263               10,227
 11/30/1997         10,044           10,293           10,309               10,284
 12/31/1997          9,989           10,230           10,249               10,241
 01/31/1998         10,044           10,280           10,301               10,291
 02/28/1998         10,030           10,260           10,282               10,282
 03/31/1998         10,047           10,274           10,298               10,277
 04/30/1998         10,097           10,318           10,344               10,315
 05/31/1998         10,135           10,350           10,379               10,388
 06/30/1998         10,167           10,376           10,407               10,414
 07/31/1998         10,242           10,446           10,479               10,463
 08/31/1998         10,246           10,444           10,479               10,486
 09/30/1998         10,481           10,676           10,715               10,697
 10/31/1998         10,533           10,722           10,763               10,721
 11/30/1998         10,514           10,697           10,739               10,710
 12/31/1998         10,466           10,640           10,685               10,646
 01/31/1999         10,617           10,787           10,834               10,769
 02/28/1999         10,589           10,752           10,802               10,693
 03/31/1999         10,649           10,806           10,859               10,689
 04/30/1999         10,822           10,973           11,029               10,760
 05/31/1999         10,897           11,043           11,101               10,834
 06/30/1999         10,879           11,018           11,079               10,841
 07/31/1999         10,894           11,029           11,090               10,835
 08/31/1999         10,947           11,075           11,139               10,854
 09/30/1999         10,989           11,111           11,178               10,896
 10/31/1999         11,007           11,122           11,191               10,918
 11/30/1999         11,088           11,198           11,269               10,984
 12/31/1999         11,021           11,122           11,195               10,896
 01/31/2000         11,084           11,178           11,254               10,945
 02/29/2000         11,161           11,250           11,329               11,047
 03/31/2000         11,494           11,578           11,662               11,369
 04/30/2000         11,636           11,715           11,802               11,520
 05/31/2000         11,600           11,672           11,760               11,490
 06/30/2000         11,751           11,816           11,909               11,635
 07/31/2000         11,840           11,899           11,994               11,734
 08/31/2000         11,949           12,000           12,099               11,821
 09/30/2000         12,044           12,088           12,189               11,883
 10/31/2000         12,169           12,205           12,311               12,026
 11/30/2000         12,344           12,372           12,484               12,201
 12/31/2000         12,456           12,476           12,591               12,332
 01/31/2001         12,772           12,783           12,905               12,590
 02/28/2001         13,005           13,008           13,136               12,803
 03/31/2001         13,102           13,097           13,229               12,926
 04/30/2001         13,197           13,184           13,320               12,998
 05/31/2001         13,367           13,345           13,485               13,152
 06/30/2001         13,349           13,317           13,460               13,136
 07/31/2001         13,562           13,522           13,670               13,355
 08/31/2001         13,596           13,547           13,697               13,374
 09/30/2001         13,670           13,613           13,767               13,451
 10/31/2001         13,970           13,903           14,063               13,770
 11/30/2001         13,649           13,574           13,732               13,464
 12/31/2001         13,483           13,400           13,559               13,306
 01/31/2002         13,545           13,452           13,615               13,385
 02/28/2002         13,764           13,663           13,830               13,588
 03/31/2002         13,655           13,451           13,715               13,504


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest up to 10% in high-yield securities, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 31

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

OBJECTIVE:
Seeks maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments and short maturity fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$2.4 billion

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul McCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 20 years of investment experience.

Fund continued its long-term record of outperformance.

The Fund's Class A shares returned 3.68% for the one-year period, beating the 3.11% return for the Salomon Brothers 3-Month T-Bill Index and keeping pace with the 3.70% return for its Lipper Average. Over the long term, the Fund has also performed solidly, returning 5.91% since inception versus 5.38% and 5.58% for its benchmark and Lipper peer group, respectively.

Short rates rose as signs of economic recovery appeared.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the Federal funds rate down to a 40-year low. Short rates fell dramatically as a result during the first half of the period. However, in late 2001 and early 2002, signs of an economic recovery and anticipated future Fed tightening drove rates higher, causing bonds to give up some of their gains. During this time, higher yielding sectors such as mortgages, corporate bonds and emerging markets outperformed Treasuries as interest rates rose.

Duration positioning, sector exposure contributed the most to Fund returns.

Over the course of the year, the Fund's above-benchmark duration positioning boosted returns as short-term interest rates fell significantly. An emphasis on mortgage-backed securities enhanced performance by providing an attractive source of yield. The positive price performance of mortgages in the first quarter of 2002 offset negative price performance relating to increased prepayments and heightened interest rate volatility in 2001. In addition, selective sector exposure enhanced returns, as corporate, higher-quality emerging market and real return bonds generally performed well during the period. However, the Fund's small exposure to below investment-grade issues detracted from performance as concerns about credit quality held these securities back.

"[Fed] tightening should be later and less than what the market fears."
                                                                 Paul McCulley

Focus has shifted to high-quality income.

Moving forward, we believe that global growth will rebound, led by an inventory bounce in the U.S., but that lack of pent-up demand in the consumer and housing sectors will limit the expansion later in 2002. We expect the Fed to take back some of its easing during the second half of the year, with a Federal funds rate target of 2.5% to 3.0% by year-end. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. With limited potential for capital gains from interest rate strategies, we expect to focus on high-quality income. This should entail maintaining our focus on mortgages, selectively adding higher-quality corporates and retaining our positions in high yield and emerging market bonds.

32  PIMCO Funds Annual Report | 3.31.02

PIMCO Short-Term Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                          1 year    3 year   5 year   10 year  Inception
                                                                                               (10/7/87)
PIMCO Short-Term Fund A Shares                             3.68%    5.21%    5.50%     5.29%       5.91%
PIMCO Short-Term Fund A Shares (adjusted)                  1.61%    4.51%    5.07%     5.08%       5.77%
PIMCO Short-Term Fund B Shares                             2.93%    4.44%    4.74%     4.68%       5.47%
PIMCO Short-Term Fund B Shares (adjusted)                 -2.05%    3.52%    4.41%     4.68%       5.47%
PIMCO Short-Term Fund C Shares (adjusted)                  2.37%    4.90%    5.19%     4.98%       5.60%
Lipper Ultra-Short Obligations Fund Average                3.70%    5.15%    5.36%     5.01%         --
Salomon Brothers 3-Month Treasury Bill Index               3.11%    4.70%    4.84%     4.63%         --

MATURITY PROFILE

  Less than 1 year                   77%
  1-5 years                          23%
  Duration                     0.8 years

SECTOR BREAKDOWN

  Corporate Bonds & Notes          43.5%
  Short-Term Instruments           32.2%
  Mortgage-Backed Securities       16.4%
  Asset-Backed Securities           6.7%
  Other                             1.2%

QUALITY BREAKDOWN

  AAA                              67.4%
  AA                                2.7%
  A                                12.6%
  BBB                              16.1%
  BB                                1.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                                                              Salomon Brothers
                                                                                                              3-Month Treasury
    Month                   PIMCO Short-Term A          PIMCO Short-Term B          PIMCO Short-Term C           Bill Index
    =====                   ==================          ==================          ==================        ================
 10/31/1987                         9,800                      10,000                      10,000                  10,000
 11/30/1987                         9,855                      10,049                      10,053                  10,051
 12/31/1987                         9,912                      10,100                      10,108                  10,099
 01/31/1988                         9,976                      10,160                      10,172                  10,148
 02/29/1988                        10,015                      10,193                      10,209                  10,194
 03/31/1988                        10,067                      10,240                      10,260                  10,244
 04/30/1988                        10,120                      10,287                      10,311                  10,294
 05/31/1988                        10,173                      10,336                      10,364                  10,347
 06/30/1988                        10,228                      10,385                      10,416                  10,401
 07/31/1988                        10,277                      10,429                      10,464                  10,460
 08/31/1988                        10,340                      10,486                      10,526                  10,520
 09/30/1988                        10,405                      10,546                      10,589                  10,583
 10/31/1988                        10,494                      10,628                      10,676                  10,648
 11/30/1988                        10,561                      10,690                      10,742                  10,715
 12/31/1988                        10,620                      10,743                      10,799                  10,785
 01/31/1989                        10,693                      10,811                      10,871                  10,858
 02/28/1989                        10,766                      10,878                      10,943                  10,934
 03/31/1989                        10,858                      10,963                      11,033                  11,013
 04/30/1989                        10,937                      11,036                      11,111                  11,095
 05/31/1989                        11,033                      11,127                      11,207                  11,179
 06/30/1989                        11,114                      11,201                      11,285                  11,257
 07/31/1989                        11,205                      11,286                      11,374                  11,336
 08/31/1989                        11,262                      11,335                      11,429                  11,413
 09/30/1989                        11,336                      11,403                      11,502                  11,487
 10/31/1989                        11,439                      11,500                      11,603                  11,565
 11/30/1989                        11,513                      11,567                      11,675                  11,640
 12/31/1989                        11,576                      11,623                      11,737                  11,717
 01/31/1990                        11,629                      11,670                      11,789                  11,794
 02/28/1990                        11,698                      11,732                      11,855                  11,865
 03/31/1990                        11,773                      11,800                      11,927                  11,945
 04/30/1990                        11,819                      11,839                      11,970                  12,022
 05/31/1990                        11,927                      11,941                      12,078                  12,104
 06/30/1990                        12,002                      12,009                      12,150                  12,183
 07/31/1990                        12,083                      12,082                      12,228                  12,263
 08/31/1990                        12,144                      12,136                      12,288                  12,343
 09/30/1990                        12,223                      12,207                      12,364                  12,418
 10/31/1990                        12,314                      12,288                      12,452                  12,495
 11/30/1990                        12,410                      12,377                      12,545                  12,569
 12/31/1990                        12,507                      12,466                      12,641                  12,650
 01/31/1991                        12,594                      12,545                      12,725                  12,723
 02/28/1991                        12,660                      12,604                      12,789                  12,785
 03/31/1991                        12,715                      12,651                      12,842                  12,851
 04/30/1991                        12,792                      12,720                      12,915                  12,913
 05/31/1991                        12,861                      12,781                      12,982                  12,975
 06/30/1991                        12,906                      12,818                      13,025                  13,035
 07/31/1991                        12,979                      12,883                      13,096                  13,097
 08/31/1991                        13,060                      12,955                      13,174                  13,159
 09/30/1991                        13,129                      13,016                      13,239                  13,217
 10/31/1991                        13,203                      13,081                      13,311                  13,275
 11/30/1991                        13,233                      13,104                      13,339                  13,328
 12/31/1991                        13,285                      13,147                      13,388                  13,377
 01/31/1992                        13,332                      13,186                      13,432                  13,424
 02/29/1992                        13,358                      13,203                      13,454                  13,466
 03/31/1992                        13,380                      13,218                      13,474                  13,512
 04/30/1992                        13,434                      13,263                      13,525                  13,555
 05/31/1992                        13,473                      13,293                      13,562                  13,600
 06/30/1992                        13,524                      13,336                      13,611                  13,640
 07/31/1992                        13,578                      13,380                      13,661                  13,681
 08/31/1992                        13,611                      13,404                      13,690                  13,720
 09/30/1992                        13,645                      13,430                      13,720                  13,754
 10/31/1992                        13,657                      13,434                      13,729                  13,788
 11/30/1992                        13,672                      13,440                      13,740                  13,823
 12/31/1992                        13,710                      13,470                      13,775                  13,860
 01/31/1993                        13,754                      13,505                      13,816                  13,897
 02/28/1993                        13,789                      13,531                      13,848                  13,929
 03/31/1993                        13,851                      13,582                      13,906                  13,964
 04/30/1993                        13,896                      13,619                      13,949                  13,998
 05/31/1993                        13,949                      13,662                      13,999                  14,033
 06/30/1993                        14,004                      13,706                      14,050                  14,068
 07/31/1993                        14,053                      13,746                      14,095                  14,104
 08/31/1993                        14,088                      13,772                      14,126                  14,141
 09/30/1993                        14,122                      13,797                      14,157                  14,176
 10/31/1993                        14,170                      13,835                      14,201                  14,213
 11/30/1993                        14,221                      13,877                      14,249                  14,249
 12/31/1993                        14,286                      13,932                      14,310                  14,286
 01/31/1994                        14,309                      13,946                      14,330                  14,323
 02/28/1994                        14,323                      13,953                      14,342                  14,357
 03/31/1994                        14,299                      13,920                      14,313                  14,398
 04/30/1994                        14,320                      13,932                      14,332                  14,441
 05/31/1994                        14,329                      13,931                      14,336                  14,488
 06/30/1994                        14,393                      13,985                      14,398                  14,538
 07/31/1994                        14,460                      14,041                      14,461                  14,590
 08/31/1994                        14,515                      14,086                      14,513                  14,644
 09/30/1994                        14,529                      14,092                      14,525                  14,698
 10/31/1994                        14,565                      14,127                      14,558                  14,758
 11/30/1994                        14,576                      14,128                      14,565                  14,820
 12/31/1994                        14,637                      14,179                      14,624                  14,889
 01/31/1995                        14,708                      14,239                      14,691                  14,957
 02/28/1995                        14,842                      14,360                      14,822                  15,023
 03/31/1995                        14,873                      14,381                      14,848                  15,097
 04/30/1995                        15,031                      14,525                      15,003                  15,169
 05/31/1995                        15,181                      14,660                      15,148                  15,243
 06/30/1995                        15,230                      14,698                      15,194                  15,315
 07/31/1995                        15,321                      14,776                      15,280                  15,388
 08/31/1995                        15,390                      14,834                      15,346                  15,461
 09/30/1995                        15,533                      14,961                      15,484                  15,530
 10/31/1995                        15,644                      15,059                      15,589                  15,602
 11/30/1995                        15,788                      15,197                      15,728                  15,670
 12/31/1995                        15,920                      15,325                      15,857                  15,743
 01/31/1996                        15,995                      15,397                      15,927                  15,813
 02/29/1996                        16,022                      15,423                      15,951                  15,878
 03/31/1996                        16,072                      15,471                      15,997                  15,945
 04/30/1996                        16,146                      15,542                      16,067                  16,010
 05/31/1996                        16,228                      15,621                      16,146                  16,079
 06/30/1996                        16,316                      15,706                      16,230                  16,147
 07/31/1996                        16,362                      15,750                      16,271                  16,216
 08/31/1996                        16,463                      15,847                      16,368                  16,287
 09/30/1996                        16,619                      15,998                      16,521                  16,357
 10/31/1996                        16,751                      16,124                      16,648                  16,429
 11/30/1996                        16,900                      16,268                      16,793                  16,498
 12/31/1996                        16,964                      16,329                      16,851                  16,569
 01/31/1997                        17,064                      16,426                      16,946                  16,641
 02/28/1997                        17,138                      16,496                      17,015                  16,706
 03/31/1997                        17,144                      16,503                      17,020                  16,779
 04/30/1997                        17,240                      16,595                      17,112                  16,851
 05/31/1997                        17,363                      16,713                      17,230                  16,925
 06/30/1997                        17,477                      16,824                      17,337                  16,996
 07/31/1997                        17,612                      16,953                      17,467                  17,070
 08/31/1997                        17,663                      17,002                      17,514                  17,143
 09/30/1997                        17,780                      17,114                      17,626                  17,215
 10/31/1997                        17,819                      17,152                      17,662                  17,291
 11/30/1997                        17,895                      17,226                      17,736                  17,363
 12/31/1997                        17,994                      17,321                      17,828                  17,438
 01/31/1998                        18,098                      17,421                      17,928                  17,515
 02/28/1998                        18,160                      17,480                      17,985                  17,585
 03/31/1998                        18,280                      17,596                      18,100                  17,662
 04/30/1998                        18,362                      17,675                      18,178                  17,736
 05/31/1998                        18,443                      17,753                      18,255                  17,813
 06/30/1998                        18,505                      17,813                      18,311                  17,886
 07/31/1998                        18,614                      17,918                      18,414                  17,961
 08/31/1998                        18,620                      17,923                      18,416                  18,038
 09/30/1998                        18,743                      18,042                      18,532                  18,112
 10/31/1998                        18,812                      18,109                      18,595                  18,184
 11/30/1998                        18,874                      18,168                      18,652                  18,252
 12/31/1998                        18,952                      18,243                      18,725                  18,319
 01/31/1999                        19,024                      18,312                      18,792                  18,387
 02/28/1999                        19,100                      18,385                      18,862                  18,449
 03/31/1999                        19,234                      18,514                      18,990                  18,520
 04/30/1999                        19,320                      18,597                      19,072                  18,588
 05/31/1999                        19,322                      18,599                      19,070                  18,659
 06/30/1999                        19,388                      18,662                      19,131                  18,728
 07/31/1999                        19,454                      18,726                      19,190                  18,801
 08/31/1999                        19,516                      18,786                      19,246                  18,876
 09/30/1999                        19,602                      18,868                      19,325                  18,950
 10/31/1999                        19,694                      18,957                      19,410                  19,027
 11/30/1999                        19,786                      19,046                      19,495                  19,103
 12/31/1999                        19,864                      19,121                      19,567                  19,186
 01/31/2000                        19,917                      19,172                      19,620                  19,270
 02/29/2000                        20,021                      19,272                      19,712                  19,353
 03/31/2000                        20,149                      19,395                      19,833                  19,444
 04/30/2000                        20,221                      19,465                      19,900                  19,535
 05/31/2000                        20,329                      19,568                      20,002                  19,631
 06/30/2000                        20,453                      19,688                      20,118                  19,723
 07/31/2000                        20,557                      19,788                      20,216                  19,818
 08/31/2000                        20,684                      19,911                      20,335                  19,916
 09/30/2000                        20,802                      20,024                      20,447                  20,016
 10/31/2000                        20,892                      20,110                      20,531                  20,120
 11/30/2000                        21,059                      20,271                      20,691                  20,223
 12/31/2000                        21,225                      20,431                      20,848                  20,330
 01/31/2001                        21,370                      20,570                      20,984                  20,436
 02/28/2001                        21,511                      20,706                      21,118                  20,524
 03/31/2001                        21,605                      20,797                      21,205                  20,614
 04/30/2001                        21,666                      20,855                      21,260                  20,693
 05/31/2001                        21,833                      21,016                      21,417                  20,770
 06/30/2001                        21,868                      21,049                      21,445                  20,836
 07/31/2001                        22,016                      21,193                      21,587                  20,901
 08/31/2001                        22,089                      21,263                      21,654                  20,965
 09/30/2001                        22,188                      21,358                      21,745                  21,025
 10/31/2001                        22,268                      21,435                      21,816                  21,080
 11/30/2001                        22,302                      21,467                      21,845                  21,125
 12/31/2001                        22,333                      21,497                      21,871                  21,162
 01/31/2002                        22,380                      21,542                      21,912                  21,195
 02/28/2002                        22,404                      21,566                      21,930                  21,223
 03/31/2002                        22,400                      21,562                      21,919                  21,255

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

Past performance is no guarantee of future results. The Fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest 5% in high-yield, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 33

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

OBJECTIVE:
Seeks total return which exceeds that of the S&P 500.

PORTFOLIO:
S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$987.2 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outperformed the S&P 500 Index in the past year.

PIMCO StocksPLUS Fund Class A shares at NAV returned 0.86% for the past year, outperforming the 0.24% return for the S&P 500 Index and the -1.86% return for the Lipper Large-Cap Core Fund Average. These results were in line with the Fund's objective of providing incremental returns above the performance of the Index.

Bonds provided a stronghold amid flagging stock market returns.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Lackluster earnings and heightened accounting concerns added to the challenges faced by U.S. companies. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, late in 2001, signs of an economic rebound drove equities higher and bonds lower, as investors began to anticipate future Fed tightening.

Duration positioning, sector exposure aided results.

Over the course of the year, the Fund's longer relative duration boosted performance as Fed efforts to stimulate the economy caused a significant decline in short-term interest rates. Selective sector exposure further enhanced performance as mortgage-backed securities and corporate, high yield and emerging market bonds offered attractive yields relative to Treasuries. However, issue selection held the portfolio back as ratings downgrades caused certain airline and energy holdings to lose value. Overall stock market returns detracted from the Fund's performance as the S&P 500 Index finished flat for the period

"My view has been for several years that the stock market will mimic the economy in terms of its growth rate."

                                                                      Bill Gross

High quality income should be a focus moving forward.

We think the U.S. should lead a global economic rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. Most likely, the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. In this setting, we expect to focus on high-quality income. We intend to maintain an emphasis on mortgages, which continue to provide attractive yield premiums and strong credit quality. Also, we hope to add attractively priced high-grade corporate bonds, especially credits with strong balance sheets that can withstand economic uncertainty. Finally, we expect to retain existing positions in emerging market bonds and asset-backed securities to further enhance income.

34 PIMCO Funds Annual Report | 3.31.02

PIMCO StocksPLUS Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                  1 year      3 year      5 year      10 year     Inception
                                                                                                  (5/13/93)
PIMCO StockPLUS Fund A Shares                      0.86%      -2.37%       9.89%          --        13.69%
PIMCO StockPLUS Fund A Shares (adjusted)          -2.17%      -3.35%       9.22%          --        13.30%
PIMCO StockPLUS Fund B Shares                      0.13%      -3.09%       9.10%          --        12.94%
PIMCO StockPLUS Fund B Shares (adjusted)          -4.80%      -3.83%       8.85%          --        12.94%
PIMCO StockPLUS Fund C Shares (adjusted)          -0.67%      -2.85%       9.35%          --        13.12%
Lipper Large-Cap Core Fund Average                -1.86%      -2.91%       8.00%          --           --
S&P 500 Index                                      0.24%      -2.53%      10.18%          --           --

MATURITY PROFILE

  Less than 1 year                     81%
  1-5 years                            18%
  10-20 years                           1%
  Duration                       0.7 years

SECTOR BREAKDOWN

  Short-Term Instruments             38.9%
  Mortgage-Backed Securities         24.0%
  Corporate Bonds & Notes            20.1%
  U.S. Treasury Obligations           6.6%
  Asset-Backed Securities             5.4%
  Other                               5.0%

QUALITY BREAKDOWN

  AAA                                87.0%
  AA                                  2.1%
  A                                   3.0%
  BBB                                 5.3%
  BB                                  2.2%
  B                                   0.4%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


    Month                     PIMCO StocksPLUS A           PIMCO StocksPLUS B           PIMCO StocksPLUS C         S&P 500 Index
    =====                     ==================           ==================           ==================         =============
 05/31/1993                          9,700                       10,000                       10,000                   10,000
 06/30/1993                          9,749                       10,043                       10,044                   10,029
 07/31/1993                          9,727                       10,015                       10,016                    9,989
 08/31/1993                         10,094                       10,383                       10,397                   10,368
 09/30/1993                          9,993                       10,276                       10,289                   10,288
 10/31/1993                         10,211                       10,487                       10,501                   10,501
 11/30/1993                         10,092                       10,362                       10,376                   10,401
 12/31/1993                         10,271                       10,544                       10,560                   10,527
 01/31/1994                         10,605                       10,880                       10,899                   10,885
 02/28/1994                         10,275                       10,534                       10,550                   10,589
 03/31/1994                          9,818                       10,052                       10,084                   10,128
 04/30/1994                          9,938                       10,175                       10,198                   10,258
 05/31/1994                         10,120                       10,350                       10,384                   10,426
 06/30/1994                          9,902                       10,126                       10,158                   10,170
 07/31/1994                         10,284                       10,510                       10,546                   10,504
 08/31/1994                         10,750                       10,978                       11,018                   10,935
 09/30/1994                         10,563                       10,784                       10,823                   10,668
 10/31/1994                         10,729                       10,942                       10,983                   10,907
 11/30/1994                         10,397                       10,593                       10,642                   10,510
 12/31/1994                         10,529                       10,729                       10,768                   10,666
 01/31/1995                         10,816                       11,009                       11,061                   10,943
 02/28/1995                         11,299                       11,493                       11,550                   11,369
 03/31/1995                         11,603                       11,800                       11,849                   11,705
 04/30/1995                         11,975                       12,165                       12,228                   12,049
 05/31/1995                         12,513                       12,706                       12,774                   12,531
 06/30/1995                         12,783                       12,969                       13,039                   12,822
 07/31/1995                         13,185                       13,375                       13,448                   13,247
 08/31/1995                         13,270                       13,454                       13,528                   13,280
 09/30/1995                         13,829                       14,006                       14,096                   13,841
 10/31/1995                         13,801                       13,971                       14,061                   13,791
 11/30/1995                         14,461                       14,624                       14,720                   14,397
 12/31/1995                         14,736                       14,892                       15,003                   14,674
 01/31/1996                         15,259                       15,421                       15,522                   15,174
 02/29/1996                         15,296                       15,448                       15,550                   15,314
 03/31/1996                         15,494                       15,638                       15,755                   15,462
 04/30/1996                         15,683                       15,818                       15,938                   15,690
 05/31/1996                         16,039                       16,165                       16,288                   16,094
 06/30/1996                         16,187                       16,304                       16,428                   16,156
 07/31/1996                         15,429                       15,537                       15,655                   15,442
 08/31/1996                         15,750                       15,850                       15,985                   15,768
 09/30/1996                         16,667                       16,760                       16,902                   16,655
 10/31/1996                         17,194                       17,277                       17,426                   17,114
 11/30/1996                         18,466                       18,544                       18,706                   18,408
 12/31/1996                         18,067                       18,134                       18,292                   18,043
 01/31/1997                         19,177                       19,218                       19,402                   19,171
 02/28/1997                         19,303                       19,345                       19,548                   19,321
 03/31/1997                         18,446                       18,461                       18,657                   18,527
 04/30/1997                         19,573                       19,591                       19,797                   19,633
 05/31/1997                         20,812                       20,817                       21,036                   20,828
 06/30/1997                         21,667                       21,667                       21,886                   21,761
 07/31/1997                         23,438                       23,407                       23,661                   23,493
 08/31/1997                         22,170                       22,122                       22,378                   22,177
 09/30/1997                         23,311                       23,261                       23,519                   23,392
 10/31/1997                         22,554                       22,505                       22,755                   22,610
 11/30/1997                         23,474                       23,394                       23,670                   23,657
 12/31/1997                         23,908                       23,810                       24,101                   24,063
 01/31/1998                         24,214                       24,115                       24,409                   24,329
 02/28/1998                         25,842                       25,702                       26,032                   26,084
 03/31/1998                         27,128                       26,971                       27,305                   27,420
 04/30/1998                         27,457                       27,279                       27,617                   27,695
 05/31/1998                         26,897                       26,701                       27,053                   27,219
 06/30/1998                         27,943                       27,723                       28,097                   28,325
 07/31/1998                         27,633                       27,393                       27,763                   28,023
 08/31/1998                         23,394                       23,188                       23,513                   23,972
 09/30/1998                         25,186                       24,932                       25,288                   25,507
 10/31/1998                         27,178                       26,912                       27,273                   27,582
 11/30/1998                         28,722                       28,408                       28,806                   29,254
 12/31/1998                         30,537                       30,167                       30,623                   30,940
 01/31/1999                         31,560                       31,159                       31,631                   32,233
 02/28/1999                         30,493                       30,100                       30,558                   31,232
 03/31/1999                         31,765                       31,340                       31,808                   32,481
 04/30/1999                         33,013                       32,556                       33,062                   33,739
 05/31/1999                         32,145                       31,670                       32,166                   32,943
 06/30/1999                         34,003                       33,479                       34,015                   34,771
 07/31/1999                         32,881                       32,344                       32,865                   33,685
 08/31/1999                         32,700                       32,143                       32,685                   33,519
 09/30/1999                         31,954                       31,407                       31,939                   32,600
 10/31/1999                         33,990                       33,398                       33,958                   34,663
 11/30/1999                         34,534                       33,889                       34,481                   35,367
 12/31/1999                         36,488                       35,807                       36,422                   37,451
 01/31/2000                         34,620                       33,935                       34,525                   35,570
 02/29/2000                         34,066                       33,361                       33,972                   34,896
 03/31/2000                         37,248                       36,470                       37,115                   38,310
 04/30/2000                         36,082                       35,322                       35,949                   37,157
 05/31/2000                         35,339                       34,537                       35,180                   36,394
 06/30/2000                         36,187                       35,370                       36,042                   37,292
 07/31/2000                         35,706                       34,871                       35,534                   36,708
 08/31/2000                         38,084                       37,187                       37,882                   38,988
 09/30/2000                         35,989                       35,108                       35,795                   36,930
 10/31/2000                         35,802                       34,897                       35,580                   36,774
 11/30/2000                         33,106                       32,248                       32,862                   33,875
 12/31/2000                         33,374                       32,484                       33,128                   34,040
 01/31/2001                         34,652                       33,712                       34,374                   35,248
 02/28/2001                         31,430                       30,573                       31,156                   32,034
 03/31/2001                         29,311                       28,488                       29,069                   30,005
 04/30/2001                         31,574                       30,656                       31,272                   32,336
 05/31/2001                         31,865                       30,941                       31,591                   32,553
 06/30/2001                         31,151                       30,248                       30,843                   31,761
 07/31/2001                         30,886                       29,991                       30,580                   31,448
 08/31/2001                         28,953                       28,114                       28,651                   29,479
 09/30/2001                         26,492                       25,724                       26,224                   27,099
 10/31/2001                         27,135                       26,349                       26,838                   27,616
 11/30/2001                         29,070                       28,228                       28,708                   29,734
 12/31/2001                         29,311                       28,462                       28,941                   29,995
 01/31/2002                         28,960                       28,120                       28,591                   29,557
 02/28/2002                         28,520                       27,693                       28,150                   28,987
 03/31/2002                         29,563                       28,707                       29,161                   30,077

Investment Process
--------------------------------------------------------------------------------

Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

Past performance is no guarantee of future results. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments.The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities, may at times invest in derivatives and mortgage related securities. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 35

A STOCK AND BOND FUND

PIMCO Strategic Balanced Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
45-75% PIMCO StocksPLUS Fund;
25-55% PIMCO Total Return Fund.

DURATION RANGE
(OF UNDERLYING FUNDS):
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$61.4 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced its benchmark and peers.

PIMCO Strategic Balanced Fund's Class A shares at NAV returned 2.80% in the past year, outperforming the 1.46% return for the Lipper Balanced Fund Average. In addition, the Fund finished slightly ahead of its benchmark--a blend of 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index--which returned 2.69% for the same period.

Bonds outperformed stocks during a difficult economic period.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Lackluster earnings and heightened accounting concerns added to the challenges faced by U.S. companies. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, late in 2001, signs of an economic rebound drove equities higher and bonds lower, as investors began to anticipate future Fed tightening.

Fixed income assets strengthened the portfolio.

Asset allocation had little impact on returns as the Fund remained near a standard 60/40 equity/fixed income mix throughout the period. The enhanced index equity portion of the portfolio, consisting of PIMCO StocksPLUS Fund, benefited from an extended duration posture as Fed efforts to stimulate the economy resulted in a significant decline in short-term interest rates. At the same time, stock returns detracted from performance as the S&P 500 Index finished flat for the period. Within the fixed-income portion of the portfolio, consisting of PIMCO Total Return Fund, an emphasis on shorter-maturity bonds contributed the most to performance as the yield curve generally steepened during the period. However, a structural underweight to investment-grade corporate securities hurt returns as investor demand for higher yielding assets grew.

"Spread' strategies employing mortgage, corporate and emerging market debt should dominate near term."

                                                                      Bill Gross

We expect to target high-quality income moving forward.

In our view, the U.S. should lead a global economic rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. Most likely, the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. In this environment, we intend to target a neutral equity/bond mix. High-quality income should be a focus moving forward, with an emphasis on mortgages. Selective sector exposure, including positions in high-grade corporate and emerging market bonds, should provide additional sources of income.

36 PIMCO Funds Annual Report | 3.31.02

PIMCO Strategic Balanced Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                        1 year      3 year      5 year      10 year     Inception
                                                                                                        (6/28/96)
PIMCO Strategic Balanced Fund A Shares                   3.48%       1.13%       8.99%          --         9.82%
PIMCO Strategic Balanced Fund A Shares (adjusted)       -1.17%      -0.41%       7.99%          --         8.95%
PIMCO Strategic Balanced Fund B Shares                   2.60%       0.36%       8.17%          --         9.00%
PIMCO Strategic Balanced Fund B Shares (adjusted)       -2.40%      -0.45%       7.88%          --         8.89%
PIMCO Strategic Balanced Fund C Shares (adjusted)        1.73%       0.35%       8.17%          --         8.99%
Lipper Balanced Fund Average                             1.46%       1.67%       7.64%          --           --
60% S&P 500 and 40% LBAG Index Blend                     2.69%       1.36%       9.56%          --           --
S&P 500 Index                                            0.24%      -2.53%      10.18%          --           --

FUND ALLOCATION

  StocksPLUS                         60.8%
  Total Return                       39.2%


CHANGE IN VALUE For periods ended 3/31/02


                    PIMCO Strategic   PIMCO Strategic   PIMCO Strategic         60% S&P 500
    Month             Balanced A        Balanced B        Balanced C        40% LBAG Index Blend   S&P 500 Index
    =====           ===============   ===============   ===============     ====================   =============
 06/30/1996               9,550            10,000            10,000                 10,000             10,000
 07/31/1996               9,289             9,720             9,720                  9,746              9,558
 08/31/1996               9,430             9,860             9,860                  9,863              9,760
 09/30/1996               9,875            10,319            10,319                 10,264             10,309
 10/31/1996              10,148            10,598            10,598                 10,525             10,593
 11/30/1996              10,707            11,176            11,176                 11,075             11,394
 12/31/1996              10,506            10,959            10,959                 10,902             11,168
 01/31/1997              10,944            11,409            11,409                 11,324             11,866
 02/28/1997              11,002            11,463            11,463                 11,388             11,959
 03/31/1997              10,648            11,087            11,087                 11,057             11,468
 04/30/1997              11,129            11,581            11,581                 11,520             12,152
 05/31/1997              11,589            12,053            12,053                 11,984             12,892
 06/30/1997              11,939            12,410            12,410                 12,363             13,470
 07/31/1997              12,666            13,157            13,157                 13,086             14,542
 08/31/1997              12,212            12,678            12,678                 12,602             13,727
 09/30/1997              12,657            13,130            13,130                 13,090             14,479
 10/31/1997              12,473            12,932            12,932                 12,904             13,995
 11/30/1997              12,795            13,258            13,258                 13,286             14,643
 12/31/1997              12,995            13,457            13,457                 13,477             14,895
 01/31/1998              13,169            13,628            13,628                 13,635             15,059
 02/28/1998              13,688            14,158            14,158                 14,221             16,145
 03/31/1998              14,150            14,626            14,626                 14,678             16,972
 04/30/1998              14,269            14,740            14,740                 14,797             17,143
 05/31/1998              14,118            14,575            14,575                 14,700             16,848
 06/30/1998              14,522            14,983            14,983                 15,109             17,533
 07/31/1998              14,438            14,888            14,888                 15,025             17,346
 08/31/1998              13,075            13,473            13,473                 13,819             14,838
 09/30/1998              13,840            14,253            14,253                 14,480             15,789
 10/31/1998              14,458            14,882            14,882                 15,156             17,073
 11/30/1998              14,918            15,346            15,346                 15,742             18,108
 12/31/1998              15,486            15,922            15,922                 16,305             19,151
 01/31/1999              15,852            16,288            16,288                 16,760             19,952
 02/28/1999              15,340            15,754            15,754                 16,331             19,332
 03/31/1999              15,834            16,250            16,250                 16,759             20,105
 04/30/1999              16,214            16,630            16,630                 17,170             20,884
 05/31/1999              15,873            16,271            16,271                 16,866             20,391
 06/30/1999              16,465            16,871            16,871                 17,406             21,522
 07/31/1999              16,103            16,487            16,461                 17,051             20,851
 08/31/1999              16,040            16,422            16,397                 16,996             20,747
 09/30/1999              15,840            16,215            16,189                 16,796             20,179
 10/31/1999              16,472            16,850            16,824                 17,459             21,456
 11/30/1999              16,623            16,991            16,967                 17,671             21,892
 12/31/1999              17,165            17,543            17,518                 18,261             23,181
 01/31/2000              16,424            16,771            16,745                 17,687             22,017
 02/29/2000              16,289            16,634            16,608                 17,572             21,600
 03/31/2000              17,314            17,650            17,628                 18,696             23,713
 04/30/2000              16,919            17,248            17,212                 18,337             22,999
 05/31/2000              16,811            17,110            17,086                 18,108             22,527
 06/30/2000              17,046            17,363            17,325                 18,526             23,083
 07/31/2000              16,990            17,292            17,268                 18,420             22,722
 08/31/2000              17,785            18,060            18,037                 19,213             24,133
 09/30/2000              17,155            17,413            17,393                 18,653             22,859
 10/31/2000              17,142            17,385            17,365                 18,655             22,762
 11/30/2000              16,622            16,857            16,821                 17,894             20,968
 12/31/2000              16,818            17,050            17,017                 18,079             21,070
 01/31/2001              17,271            17,494            17,476                 18,583             21,818
 02/28/2001              16,426            16,621            16,602                 17,631             19,828
 03/31/2001              15,828            16,013            15,986                 16,996             18,572
 04/30/2001              16,466            16,643            16,634                 17,760             20,016
 05/31/2001              16,588            16,752            16,742                 17,874             20,150
 06/30/2001              16,382            16,530            16,521                 17,640             19,659
 07/31/2001              16,520            16,654            16,645                 17,694             19,466
 08/31/2001              15,970            16,083            16,072                 17,110             18,247
 09/30/2001              15,291            15,393            15,384                 16,361             16,774
 10/31/2001              15,644            15,735            15,726                 16,685             17,094
 11/30/2001              16,214            16,309            16,286                 17,361             18,405
 12/31/2001              16,249            16,339            16,317                 17,408             18,566
 01/31/2002              16,219            16,291            16,286                 17,312             18,295
 02/28/2002              16,157            16,213            16,207                 17,179             17,942
 03/31/2002              16,381            16,325            16,423                 17,453             18,617

Investment Process
--------------------------------------------------------------------------------

The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

Past performance is no guarantee of future results. The Portfolio's investment performance depends on how its assets are allocated and reallocated among particular underlying Funds. The portfolio's allocation among the underlying Funds will vary, the investment may be subject to any and all of the underlying Funds risks at different times and to different degrees. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 37

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$53.2 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outperformed both its benchmark and its peers.

As of March 31, 2002, PIMCO Total Return Class A shares at NAV returned 6.65% for the one-year period, strongly outperforming both the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Average, which returned 5.35% and 4.22% respectively.

Bonds provided a stronghold amid U.S. recession.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate to its lowest level in 40 years. However, late in 2001 and into the first quarter of 2002, early signs of an economic rebound and anticipated future Fed tightening drove interest rates higher, causing bonds to give up some of their gains.

Shorter-maturity holdings contributed largely to returns.

Overall, an emphasis on shorter-maturity bonds during the period enhanced returns as the yield curve generally steepened in response to continued Fed easing. Exposure to Euro-zone and U.K. holdings, especially shorter maturities, aided performance as these markets rallied in anticipation of weaker growth and further rate cuts by their respective central banks. In addition, the Fund benefited from an overweight position in mortgage-backed securities, which provided a high quality source of additional income. However, a structural underweight to investment-grade corporate securities hurt returns as investors began to anticipate an economic recovery and demand for higher yielding assets grew.

"'Spread' strategies employing mortgage, corporate and emerging market debt
should dominate near term."        Bill Gross

Focus has shifted to high-quality income.

We think the synchronized global downturn, centered in the manufacturing sector, is over. The U.S. should lead the rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. We expect the Fed will take back some of its post September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, the think the bond market will be neither bullish nor bearish. We expect the ten-year Treasury yield to trade in a range of 4.75% to 5.75%. In this setting, with limited potential for capital gains from interest rate strategies, we expect to focus on high-quality income. This should entail maintaining our focus on mortgages while selectively adding higher-quality corporate and emerging market bonds.

38 PIMCO Funds Annual Report | 3.31.02

PIMCO Total Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                            1 year      3 year      5 year      10 year     Inception
                                                                                                            (5/11/87)
PIMCO Total Return Fund A Shares                             6.65%       6.84%       7.92%        7.86%        8.67%
PIMCO Total Return Fund A Shares (adjusted)                  1.85%       5.21%       6.93%        7.37%        8.34%
PIMCO Total Return Fund B Shares                             5.85%       6.04%       7.11%        7.24%        8.24%
PIMCO Total Return Fund B Shares (adjusted)                  0.90%       5.14%       6.81%        7.24%        8.24%
PIMCO Total Return Fund C Shares (adjusted)                  4.86%       6.04%       7.12%        7.08%        7.88%
Lipper Intermediate Investment Grade Debt Fund Average       4.22%       5.47%       6.51%        6.73%          --
Lehman Brothers Aggregate Bond Index                         5.35%       6.49%       7.57%        7.38%          --

MATURITY PROFILE

  Less than 1 year                     17%
  1-5 years                            56%
  5-10 years                           16%
  10-20 years                           1%
  20-30 years                          10%
  Duration                       4.8 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities         52.6%
  Corporate Bonds & Notes            25.8%
  Short-Term Instruments             10.0%
  Other                              11.6%

QUALITY BREAKDOWN

  AAA                                70.9%
  AA                                  3.5%
  A                                  14.8%
  BBB                                 8.9%
  BB                                  1.9%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                  PIMCO Total       PIMCO Total       PIMCO Total         Lehman Bros.
    Month          Return A          Return B          Return C         Agg. Bond Index
    =====         ===========       ===========       ===========       ===============
 05/31/1987          9,550            10,000            10,000              10,000
 06/30/1987          9,668            10,117            10,117              10,138
 07/31/1987          9,641            10,082            10,082              10,130
 08/31/1987          9,615            10,048            10,048              10,076
 09/30/1987          9,371             9,787             9,787               9,861
 10/31/1987          9,666            10,089            10,089              10,212
 11/30/1987          9,733            10,152            10,152              10,294
 12/31/1987          9,818            10,233            10,233              10,434
 01/31/1988         10,215            10,642            10,642              10,801
 02/29/1988         10,329            10,753            10,753              10,929
 03/31/1988         10,233            10,646            10,646              10,827
 04/30/1988         10,176            10,581            10,581              10,768
 05/31/1988         10,122            10,518            10,518              10,696
 06/30/1988         10,360            10,759            10,759              10,954
 07/31/1988         10,343            10,735            10,735              10,897
 08/31/1988         10,388            10,775            10,775              10,925
 09/30/1988         10,581            10,969            10,969              11,172
 10/31/1988         10,744            11,132            11,132              11,383
 11/30/1988         10,644            11,021            11,021              11,244
 12/31/1988         10,688            11,059            11,059              11,257
 01/31/1989         10,816            11,184            11,184              11,419
 02/28/1989         10,744            11,102            11,102              11,336
 03/31/1989         10,790            11,143            11,143              11,385
 04/30/1989         11,027            11,382            11,382              11,624
 05/31/1989         11,291            11,647            11,647              11,929
 06/30/1989         11,667            12,028            12,028              12,292
 07/31/1989         11,910            12,271            12,271              12,554
 08/31/1989         11,700            12,047            12,047              12,368
 09/30/1989         11,754            12,096            12,096              12,431
 10/31/1989         12,031            12,374            12,374              12,737
 11/30/1989         12,132            12,470            12,470              12,858
 12/31/1989         12,152            12,483            12,483              12,893
 01/31/1990         11,944            12,262            12,262              12,740
 02/28/1990         11,971            12,283            12,283              12,781
 03/31/1990         11,957            12,261            12,261              12,790
 04/30/1990         11,784            12,074            12,074              12,673
 05/31/1990         12,165            12,457            12,457              13,048
 06/30/1990         12,366            12,655            12,655              13,258
 07/31/1990         12,563            12,847            12,847              13,441
 08/31/1990         12,361            12,632            12,632              13,261
 09/30/1990         12,368            12,632            12,632              13,371
 10/31/1990         12,535            12,793            12,793              13,541
 11/30/1990         12,846            13,103            13,103              13,832
 12/31/1990         13,067            13,320            13,320              14,048
 01/31/1991         13,192            13,440            13,440              14,222
 02/28/1991         13,372            13,615            13,615              14,343
 03/31/1991         13,536            13,774            13,774              14,442
 04/30/1991         13,753            13,986            13,986              14,598
 05/31/1991         13,850            14,077            14,077              14,684
 06/30/1991         13,867            14,086            14,086              14,676
 07/31/1991         14,061            14,275            14,275              14,880
 08/31/1991         14,436            14,647            14,647              15,202
 09/30/1991         14,773            14,980            14,980              15,510
 10/31/1991         14,919            15,119            15,119              15,682
 11/30/1991         15,043            15,235            15,235              15,826
 12/31/1991         15,550            15,740            15,740              16,296
 01/31/1992         15,418            15,596            15,596              16,074
 02/29/1992         15,547            15,720            15,720              16,179
 03/31/1992         15,482            15,644            15,644              16,088
 04/30/1992         15,558            15,711            15,711              16,204
 05/31/1992         15,874            16,021            16,021              16,510
 06/30/1992         16,069            16,210            16,210              16,737
 07/31/1992         16,456            16,591            16,591              17,078
 08/31/1992         16,591            16,717            16,717              17,251
 09/30/1992         16,848            16,966            16,966              17,456
 10/31/1992         16,695            16,802            16,802              17,224
 11/30/1992         16,703            16,800            16,800              17,228
 12/31/1992         16,990            17,079            17,079              17,502
 01/31/1993         17,298            17,378            17,378              17,838
 02/28/1993         17,677            17,749            17,749              18,150
 03/31/1993         17,772            17,836            17,836              18,226
 04/30/1993         17,922            17,976            17,976              18,353
 05/31/1993         17,957            18,001            18,001              18,376
 06/30/1993         18,342            18,375            18,375              18,709
 07/31/1993         18,448            18,471            18,471              18,815
 08/31/1993         18,861            18,873            18,873              19,145
 09/30/1993         18,931            18,934            18,934              19,197
 10/31/1993         19,060            19,051            19,051              19,269
 11/30/1993         18,886            18,868            18,868              19,105
 12/31/1993         19,038            19,008            19,008              19,209
 01/31/1994         19,262            19,221            19,221              19,468
 02/28/1994         18,912            18,861            18,861              19,130
 03/31/1994         18,505            18,444            18,444              18,658
 04/30/1994         18,316            18,245            18,245              18,509
 05/31/1994         18,223            18,141            18,141              18,507
 06/30/1994         18,148            18,056            18,056              18,466
 07/31/1994         18,513            18,408            18,408              18,832
 08/31/1994         18,559            18,443            18,443              18,856
 09/30/1994         18,318            18,192            18,192              18,578
 10/31/1994         18,289            18,152            18,152              18,562
 11/30/1994         18,283            18,136            18,136              18,521
 12/31/1994         18,270            18,111            18,111              18,648
 01/31/1995         18,590            18,417            18,417              19,017
 02/28/1995         19,019            18,831            18,831              19,470
 03/31/1995         19,193            18,991            18,991              19,589
 04/30/1995         19,523            19,306            19,306              19,863
 05/31/1995         20,134            19,897            19,897              20,631
 06/30/1995         20,114            19,877            19,865              20,783
 07/31/1995         20,118            19,881            19,857              20,736
 08/31/1995         20,419            20,179            20,143              20,986
 09/30/1995         20,668            20,426            20,377              21,191
 10/31/1995         20,974            20,728            20,666              21,466
 11/30/1995         21,421            21,169            21,094              21,788
 12/31/1995         21,781            21,525            21,436              22,094
 01/31/1996         21,951            21,693            21,590              22,240
 02/29/1996         21,409            21,157            21,044              21,854
 03/31/1996         21,235            20,986            20,861              21,702
 04/30/1996         21,140            20,891            20,754              21,580
 05/31/1996         21,074            20,826            20,678              21,536
 06/30/1996         21,403            21,151            20,988              21,825
 07/31/1996         21,450            21,198            21,021              21,885
 08/31/1996         21,424            21,172            20,981              21,848
 09/30/1996         21,908            21,651            21,443              22,229
 10/31/1996         22,469            22,205            21,979              22,721
 11/30/1996         22,993            22,723            22,478              23,111
 12/31/1996         22,699            22,432            22,177              22,896
 01/31/1997         22,771            22,504            22,241              22,966
 02/28/1997         22,814            22,546            22,270              23,023
 03/31/1997         22,532            22,267            21,980              22,768
 04/30/1997         22,930            22,661            22,354              23,109
 05/31/1997         23,157            22,885            22,560              23,327
 06/30/1997         23,421            23,146            22,803              23,604
 07/31/1997         24,068            23,785            23,417              24,240
 08/31/1997         23,851            23,571            23,190              24,034
 09/30/1997         24,230            23,946            23,545              24,388
 10/31/1997         24,512            24,223            23,801              24,742
 11/30/1997         24,614            24,325            23,889              24,856
 12/31/1997         24,893            24,600            24,142              25,106
 01/31/1998         25,268            24,971            24,493              25,428
 02/28/1998         25,190            24,894            24,402              25,408
 03/31/1998         25,266            24,969            24,460              25,497
 04/30/1998         25,354            25,056            24,534              25,630
 05/31/1998         25,641            25,339            24,794              25,873
 06/30/1998         25,882            25,577            25,012              26,092
 07/31/1998         25,957            25,652            25,070              26,148
 08/31/1998         26,359            26,049            25,443              26,573
 09/30/1998         27,139            26,820            26,181              27,196
 10/31/1998         26,949            26,633            25,979              27,052
 11/30/1998         27,041            26,723            26,052              27,205
 12/31/1998         27,195            26,875            26,182              27,287
 01/31/1999         27,347            27,026            26,316              27,482
 02/28/1999         26,833            26,518            25,808              27,002
 03/31/1999         27,053            26,735            26,004              27,152
 04/30/1999         27,178            26,858            26,106              27,238
 05/31/1999         26,873            26,557            25,798              26,999
 06/30/1999         26,820            26,504            25,730              26,913
 07/31/1999         26,710            26,396            25,607              26,799
 08/31/1999         26,723            26,409            25,602              26,785
 09/30/1999         27,012            26,694            25,863              27,096
 10/31/1999         27,093            26,774            25,925              27,196
 11/30/1999         27,147            26,828            25,961              27,194
 12/31/1999         26,995            26,677            25,798              27,063
 01/31/2000         26,846            26,531            25,640              26,974
 02/29/2000         27,166            26,846            25,930              27,300
 03/31/2000         27,557            27,233            26,285              27,660
 04/30/2000         27,472            27,149            26,188              27,581
 05/31/2000         27,458            27,135            26,157              27,568
 06/30/2000         28,029            27,699            26,682              28,142
 07/31/2000         28,276            27,943            26,901              28,397
 08/31/2000         28,711            28,374            27,297              28,809
 09/30/2000         28,800            28,462            27,365              28,990
 10/31/2000         28,973            28,632            27,510              29,182
 11/30/2000         29,529            29,182            28,022              29,659
 12/31/2000         30,120            29,766            28,563              30,209
 01/31/2001         30,547            30,188            28,951              30,703
 02/28/2001         30,831            30,469            29,203              30,971
 03/31/2001         30,942            30,579            29,290              31,126
 04/30/2001         30,645            30,285            28,992              30,997
 05/31/2001         30,753            30,391            29,073              31,184
 06/30/2001         30,826            30,464            29,125              31,302
 07/31/2001         31,884            31,509            30,104              32,001
 08/31/2001         32,266            31,887            30,444              32,368
 09/30/2001         32,792            32,407            30,922              32,745
 10/31/2001         33,481            33,087            31,553              33,430
 11/30/2001         32,992            32,604            31,070              32,969
 12/31/2001         32,827            32,441            30,896              32,760
 01/31/2002         33,224            32,834            31,248              33,025
 02/28/2002         33,680            33,284            31,658              33,345
 03/31/2002         33,006            32,618            31,005              32,791


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3- to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest 10% in high-yield, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 39

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$80.4 million

PORTFOLIO MANAGER:
Scott Simon


[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio man agement and investment strategy groups. He has 19 years of investment experience.

Over the past year, Fund dominated both its benchmark and Lipper peer group.

For the one-year period ended March 31, 2002, the Fund's Class A shares at NAV returned 7.43%, exceeding both the Lehman Mortgage Index, which returned 6.39%, and the Lipper U.S. Mortgage Fund Average, which returned 5.74%. Since inception, the Fund has returned 7.66% annually, beating its Lehman benchmark, which returned 6.96%.

Mortgage-backed securities outperformed the overall bond market.

Bonds were among the best performing investments in an otherwise volatile and disappointing year for financial markets, with mortgage-backed securities performing better than the broad bond market. In early 2001, the U.S. entered a recession led by a sharp downturn in business investing, and exacerbated by the terrorist attacks. In an effort to lift the economy, the Federal Reserve mounted an aggressive easing campaign, lowering the nominal Federal Funds rate to its lowest level in 40 years. However, as signs of an economic recovery emerged late in the fiscal year, interest rates rose, causing bonds to give back some of their gains. Mortgages held up relatively well in the face of investor optimism.

GNMA ARMs, diversified mortgage exposure, drove performance.

The Fund's holdings of GNMA II Adjustable Rate Mortgages (ARMs), which provide low duration exposure to the mortgage market, improved returns due to their attractive yields. Allocations to Collateralized Mortgage Obligations (CMOs) were also positive, augmenting portfolio yield while providing protection from prepayment volatility. Issue selection, specifically exposure to GNMA premium bonds, added value as they outpaced their par and discount counterparts.

"With interest rates range-bound, mortgages continue to offer attractive yields with a strong credit profile."

                                                                     Scott Simon

U.S. economy should experience a modest recovery.

We anticipate that global growth will rebound, led by an inventory bounce in the U.S., but lack of pent-up demand in the consumer and housing sectors will limit the expansion. As the recovery ensues, we expect the Federal Reserve to take back some of the emergency easing that took place post-September 11. With a high likelihood of muted growth and benign inflation, we expect the bond market to be neither bullish nor bearish. While mortgages appear to be relatively fully valued after their recent rally, they continue to offer attractive yields with minimal credit exposure. In this setting, with limited potential for capital gains from interest rate strategies, we intend to focus on high quality income, favoring GNMA issues over FNMA or FHLMC since GNMAs continue to offer attractive yields and an inherent government guarantee. We hope to continue to utilize ARMs, which provide attractive yields considering their short durations.

40 PIMCO Funds Annual Report | 3.31.02

PIMCO Total Return Mortgage Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                            1 year      3 year      5 year      10 year     Inception
                                                                                                            (5/11/87)
PIMCO Total Return Mortgage Fund A Shares                    7.43%       7.80%         --           --         7.66%
PIMCO Total Return Mortgage Fund A Shares (adjusted)         2.60%       6.16%         --           --         6.61%
PIMCO Total Return Mortgage Fund B Shares                    6.61%       6.99%         --           --         6.85%
PIMCO Total Return Mortgage Fund B Shares (adjusted)         1.65%       6.11%         --           --         6.52%
PIMCO Total Return Mortgage Fund C Shares (adjusted)         5.63%       6.99%         --           --         6.85%
Lipper U.S. Mortgage Fund Average                            5.74%       6.17%         --           --           --
Lehman Brothers Mortgage Index                               6.39%       7.01%         --           --           --

MATURITY PROFILE

  Less than 1 year                     11%
  1-5 years                            60%
  5-10 years                           28%
  10-20 years                           1%
  Duration                       3.4 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities         68.8%
  Short-Term Instruments             22.5%
  Other                               8.7%

QUALITY BREAKDOWN

  AAA                                99.2%
  AA                                  0.8%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                          PIMCO Total Return        PIMCO Total Return        PIMCO Total Return         Lehman Bros.
    Month                    Mort. Fund A              Mort. Fund B              Mort. Fund C           Mortgage Index
    =====                 ==================        ==================        ==================        ==============
 07/31/1997                       9,550                    10,000                    10,000                 10,000
 08/31/1997                       9,557                    10,000                    10,000                  9,976
 09/30/1997                       9,705                    10,149                    10,149                 10,103
 10/31/1997                       9,847                    10,290                    10,290                 10,215
 11/30/1997                       9,890                    10,329                    10,329                 10,248
 12/31/1997                      10,004                    10,442                    10,442                 10,342
 01/31/1998                      10,111                    10,547                    10,547                 10,445
 02/28/1998                      10,127                    10,559                    10,559                 10,467
 03/31/1998                      10,162                    10,588                    10,588                 10,511
 04/30/1998                      10,228                    10,651                    10,651                 10,570
 05/31/1998                      10,314                    10,733                    10,733                 10,641
 06/30/1998                      10,379                    10,794                    10,794                 10,691
 07/31/1998                      10,418                    10,828                    10,828                 10,746
 08/31/1998                      10,541                    10,949                    10,949                 10,843
 09/30/1998                      10,656                    11,063                    11,063                 10,974
 10/31/1998                      10,612                    11,010                    11,010                 10,960
 11/30/1998                      10,656                    11,049                    11,049                 11,015
 12/31/1998                      10,684                    11,070                    11,070                 11,061
 01/31/1999                      10,747                    11,128                    11,128                 11,140
 02/28/1999                      10,688                    11,061                    11,061                 11,096
 03/31/1999                      10,755                    11,124                    11,124                 11,170
 04/30/1999                      10,806                    11,170                    11,170                 11,222
 05/31/1999                      10,744                    11,099                    11,099                 11,159
 06/30/1999                      10,730                    11,078                    11,078                 11,120
 07/31/1999                      10,688                    11,028                    11,028                 11,045
 08/31/1999                      10,680                    11,013                    11,013                 11,044
 09/30/1999                      10,824                    11,155                    11,155                 11,223
 10/31/1999                      10,874                    11,200                    11,200                 11,288
 11/30/1999                      10,924                    11,244                    11,244                 11,294
 12/31/1999                      10,899                    11,211                    11,211                 11,267
 01/31/2000                      10,825                    11,128                    11,128                 11,169
 02/29/2000                      10,986                    11,287                    11,287                 11,298
 03/31/2000                      11,131                    11,428                    11,428                 11,422
 04/30/2000                      11,090                    11,379                    11,379                 11,430
 05/31/2000                      11,082                    11,363                    11,363                 11,435
 06/30/2000                      11,286                    11,565                    11,565                 11,680
 07/31/2000                      11,394                    11,669                    11,669                 11,755
 08/31/2000                      11,578                    11,851                    11,851                 11,933
 09/30/2000                      11,691                    11,960                    11,960                 12,056
 10/31/2000                      11,769                    12,033                    12,032                 12,143
 11/30/2000                      11,957                    12,216                    12,215                 12,326
 12/31/2000                      12,181                    12,438                    12,437                 12,524
 01/31/2001                      12,369                    12,623                    12,621                 12,719
 02/28/2001                      12,484                    12,729                    12,729                 12,792
 03/31/2001                      12,543                    12,779                    12,778                 12,866
 04/30/2001                      12,535                    12,764                    12,763                 12,884
 05/31/2001                      12,655                    12,878                    12,876                 12,970
 06/30/2001                      12,695                    12,910                    12,909                 12,997
 07/31/2001                      12,974                    13,186                    13,185                 13,228
 08/31/2001                      13,088                    13,293                    13,292                 13,345
 09/30/2001                      13,274                    13,474                    13,472                 13,545
 10/31/2001                      13,477                    13,672                    13,670                 13,732
 11/30/2001                      13,380                    13,565                    13,564                 13,605
 12/31/2001                      13,348                    13,525                    13,523                 13,554
 01/31/2002                      13,479                    13,649                    13,648                 13,679
 02/28/2002                      13,620                    13,785                    13,783                 13,835
 03/31/2002                      13,475                    13,425                    13,627                 13,688

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments, which may entail greater risk than a fully diversified fund. The Fund may invest in foreign securities, which may entail greater risk due to foreign economic and political developments and may invest in derivative instruments. See page 42 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 41

Footnotes

A few footnotes and definitions are needed for a complete understanding of the performance figures.

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and retail shares commenced operations on the same day but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's retail shares (Class A, B or C) and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997 for the PIMS Funds except CA Int. Muni Bond A on 10/99, CA Muni A on 7/00, Convertible A, B & C on 5/99, Emerging Markets A, B & C on 7/97, Global II A, B & C on 10/95, GNMA A on 11/00, GNMA B & C on 5/01, Municipal Bond A, B & C on 4/98, NY Muni Bond A on 10/99, Strategic Balanced A, B & C on 5/99 and Total Return Mortgage A, B & C on 7/00. Returns for Class A shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for CA Intermediate Municipal, CA Municipal, Low Duration, Municipal, NY Municipal, Real Return & StocksPLUS are all 3% and Short-Term Bond Fund is 2%, respectively. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns are for Class C shares. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. J.P. Morgan Global (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lehman GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). Merrill Lynch High Yield Index is a broad high yield index including high yield bonds across the maturity spectrum as well as the credit quality spectrum within the below-investment-grade universe. Lehman Long-Term Treasury is an unmanaged index comprised of various fixed income maturities greater than 10 years. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-Bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Merrill Lynch High Yield Index is a broad high yield index including high yield bonds across the maturity spectrum, within the BB-B rated credit quality spectrum, included in the below-investment-grade universe. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues. Lehman Global Real:
U.S. TIPS Index is an unmanaged index consisting of the U.S. TIPS (Treasury Inflation Protected Securities) market. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the Funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

An investment in a (the) Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) Fund."

42 PIMCO Funds Annual Report | 3.31.02

Schedule of Investments
California Intermediate Municipal Fund
March 31, 2002

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 102.3%

California 78.0%
A B C California Unified School District General
Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030                                      $    1,850   $    357
0.000% due 08/01/2031                                           1,285        234
0.000% due 08/01/2032                                           1,965        336
0.000% due 08/01/2033                                           1,670        270
0.000% due 08/01/2034                                           1,755        267

Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.500% due 09/02/2012                3,500      3,493

Anaheim, California Public Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (d)                                         150        157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                             490        497

California Education Facilities Authority Revenue Bonds,
Series 1997-A 5.700% due 10/01/2015                               135        146

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                             350        367

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                             100        105

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                             150        152

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                             500        501

California State General Obligation Bonds,
(FGIC Insured), Series 1997 5.000% due 10/01/2004                 325        342

California State General Obligation Bonds,
(MBIA Insured), Series 1991 6.600% due 02/01/2011               1,000      1,158

California State General Obligation Bonds,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                 400        470

California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010                                           1,730      1,970

California State General Obligation Bonds,
Series 1997-BL 5.300% due 12/01/2012                              400        407

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                             100        105
5.250% due 03/01/2013                                             300        310

California State Public Works Board Lease Revenue
Bonds, Series 1994-A 6.375% due 11/01/2014                        500        555

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                           2,000      2,019

California Statewide Communities Development Authority
Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015                                           1,000      1,101

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)            2,300      2,297

Capistrano, California Unified School District
Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                           2,000      2,321

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                           1,500      1,468

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996 5.200% due 04/01/2011           485        505

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                             230        237
6.400% due 09/01/2018                                             120        123

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                    1,000        995

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                           3,450      3,714
8.820% due 06/01/2020 (d)                                       6,000      6,424

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                            465        563
10.000% due 09/01/2006                                            380        477

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027                                           2,500      1,664

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                           1,000        260

Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005                                             920        920

Irvine Ranch California Water District General
Obligation Bonds, (Helaba Insured), Series 1985
1.350% due 10/01/2009 (d)                                       1,200      1,200

Irvine Ranch, California Water District Revenue Bonds,
(Toronto Dominion Bank Insured), Series 1991
1.350% due 08/01/2016 (d)                                         700        700

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due 05/15/2005                 220        239

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                 150        155

Los Altos, California School District General Obligation
Bonds, Series 2001 5.000% due 08/01/2016                          200        201

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                             500        516

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                             365        397

Los Angeles, California Department of Water & Power
Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013                                           1,500      1,577

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 43

California Intermediate Municipal Fund
March 31, 2002

                                                                       Principal
                                                                          Amount           Value
                                                                          (000s)          (000s)
------------------------------------------------------------------------------------------------
Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA Insured), Series 2001
1.450% due 07/01/2034 (d)                                                 $1,000          $1,000

Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA-Dexia Public Finance Insured),
Series 2001 1.350% due 07/01/2035 (d)                                      1,600           1,600

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A 4.600% due 10/01/2007                           150             155

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                                         30              31

Lucia Mar Unified School District, California General
Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022                                                      1,215           1,181

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                                        150             173

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Lloyds TSB Bank Insured), Series 2001
1.350% due 07/01/2036 (d)                                                  2,000           2,000

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 1.350% due 07/01/2035 (d)                                      3,200           3,200

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020 (d)                                 600             687

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                                        580             584
6.400% due 09/01/2031                                                        700             698

Orange County, California Community Facilities District
Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                                        455             455
5.700% due 08/15/2012                                                        485             483
5.800% due 08/15/2013                                                        600             595
6.200% due 08/15/2018                                                      1,025           1,029

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                          3,250           3,648

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                        1,000           1,119

Orange County, California Sanitation District Certificates of
Participation Bonds, (SPA-Dexia Public Finance Bank Insured),
Series 2000 1.350% due 08/01/2029 (d)                                      2,695           2,695

Orange County, California Sanitation District Certificates
of Participation Bonds, (SPA-Dexia Public Finance Insured),
Series 2000 1.350% due 08/01/2030 (d)                                        600             600

Orange County, California Special Financing Authority
Teeter Plan Revenue Bonds, (AMBAC-SPA-First Union
National Bank Insured), Series 1995
1.400% due 11/01/2014 (d)                                                  1,300           1,300

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                                      1,185           1,211

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                                        250             251

Port of Oakland, California Revenue Bonds,
(FGIC Insured), Series 2000 5.500% due 11/01/2009                            500             537

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                                        500             512

Riverside County, California Asset Leasing Corp. Revenue
Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                                        250             267

Sacramento, California Municipal Utility District Revenue
Bonds, Series 1983-M 9.000% due 04/01/2013                                   960           1,233

San Bernardino County, California Certificates of Participation
Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015                                                      2,365           2,428

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026                                                      1,000             963

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                                       400             423

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015                                        300             311

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005                                        500             563

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                                          1,000           1,030

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                                        600             673

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022                                                      2,000           1,944

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due 10/01/2011                                     130             150

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                                        150             172

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                           150             154

Stockton, California Certificates of Participation, Series 1999
4.750% due 08/01/2006                                                        120             125

Tulare County, California Certificates of Participation Bonds,
(MBIA Insured), Series 1998 5.000% due 08/15/2013                          3,225           3,366

West Sacramento California Import Bridge Act 1915 Special
Assessment Bonds, Series 1998 4.800% due 09/02/2002                        1,160           1,171

West Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                                      2,675           2,539
                                                                                         -------
                                                                                          85,528
                                                                                         =======

44  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                         Principal
                                                                            Amount               Value
                                                                            (000s)              (000s)
------------------------------------------------------------------------------------------------------
Illinois 1.4%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                                     $  1,400             $  1,530
                                                                                               --------
Louisiana 1.7%
Tobacco Settlement Financing Corporation Louisiana
Revenue Bonds, Series 2001 5.875% due 05/15/2039                             2,000                1,874
                                                                                               --------
Massachusetts 0.3%
Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000 8.510% due 01/01/2037 (d)                          350                  291
                                                                                               --------
New Hampshire 2.5%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                                        2,690                2,752
                                                                                               --------
New Jersey 2.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                                          250                  270
6.375% due 04/01/2031                                                        2,000                2,226
                                                                                               --------
                                                                                                  2,496
                                                                                               ========
Puerto Rico 11.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue
Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                                        4,330                4,918

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due 07/01/2006                              410                  441

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                                          500                  516
5.350% due 07/01/2005                                                        5,000                5,162

Puerto Rico Commonwealth Infrastructure Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                                          150                  160

Puerto Rico Electric Power Authority Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                                            500                  555

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                                              250                  265

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                                          150                  158

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                                          500                  526
                                                                                               --------
                                                                                                 12,701
                                                                                               ========
Texas 0.2%
Arlington, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 2000
8.500% due 02/15/2024 (d)                                                      250                  223
                                                                                               --------
Virgin Islands 4.3%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                                        3,000                3,163
5.500% due 10/01/2007                                                        1,500                1,570
                                                                                               --------
                                                                                                  4,733
                                                                                               --------
Total Municipal Bonds & Notes                                                                   112,128
                                                                                               ========
(Cost $110,036)

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Notes
3.500% due 11/15/2006                                                       10,000                9,461
                                                                                               --------
Total U.S. Treasury Obligations                                                                   9,461
                                                                                               ========
(Cost $9,604)

SHORT-TERM INSTRUMENTS 0.7%

Commercial Paper 0.1%
Federal Home Loan Bank
1.745% due 05/08/2002 (b)                                                      105                  105
                                                                                               --------
Money Market Fund 0.5%
Reich & Tang New York Money Market
0.890% due 04/01/2002                                                          572                  572
                                                                                               --------
U.S. Treasury Bills 0.1%
1.750% due 05/02/2002 (b)                                                       40                   40
                                                                                               --------
Total Short-Term Instruments                                                                        717
                                                                                               ========
(Cost $717)

Total Investments (a) 111.6%                                                                   $122,306
(Cost $120,357)
Other Assets and Liabilities (Net)                                                              (12,766)
 (11.6%)                                                                                       --------
Net Assets 100.0%                                                                              $109,540
                                                                                               ========
Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal
income tax purposes of $120,357 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                                 $  2,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                                        (697)
                                                                                               --------
Unrealized appreciation-net                                                                    $  1,949
                                                                                               ========

(b) Securities with an aggregate market value of $145 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                # of       Unrealized
Type                                         Contracts    Appreciation
----------------------------------------------------------------------
Municipal Bond (06/2002)                            73    $         56
U.S. Treasury 30 Year Bond (06/2002)                50             240
                                                          ------------
                                                          $        296
                                                          ============

(c) Restricted security

(d) Variable rate security. The rate listed is as of March 31, 2002.


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 45

California Municipal Bond Fund
March 31, 2002

                                                                  Principal
                                                                     Amount              Value
                                                                     (000s)             (000s)
----------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 97.8%

California 71.7%
Anaheim, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012                                               $   500             $  474

California State Department Water Center Revenue Bonds,
Series 1993 8.375% due 12/01/2003 (d)                                   150                165

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                                   625                591

California Statewide Communities Development
Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030                                                   400                369

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)                    400                400

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                                   400                391

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                                   125                128

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                            150                149

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                                   400                431

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                                   500                333

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                                   200                190

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                                   500                458

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                                   500                515

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                                   350                381

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020 (d)                            200                229

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                                    55                 55

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                       750                842

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                     400                448

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                                   400                391

San Bernardino County, California Certificate Participation,
(MBIA Insured), Series 2001
4.000% due 11/01/2012                                                    50                 48

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000%  due 07/01/2026                                                1,000                962

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000%  due 08/01/2010                                                  300                336

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 199 5.000% due 07/01/2015                      110                112
                                                                                       -------
                                                                                         8,398
                                                                                       =======
Louisiana 8.0%
Tobacco Settlement Financing Corporation Louisiana Revenue
Bonds, Series 2001 5.875% due 05/15/2039                              1,000                937
                                                                                       -------
New Jersey 12.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                                   500                541
6.375% due 04/01/2031                                                   805                896
                                                                                       -------
                                                                                         1,437
                                                                                       =======
Puerto Rico 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                                   230                261
                                                                                       -------
Virgin Islands 3.6%
Virgin Islands Public Finance Authority
 Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                                     405                427
                                                                                       -------
Total Municipal Bonds & Notes                                                           11,460
                                                                                       =======
(Cost $11,304)

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (b)(e)                                       111                112
                                                                                       -------
Total U.S. Treasury Obligations                                                            112
                                                                                       =======
(Cost $111)

SHORT-TERM INSTRUMENTS 0.5%

U.S. Treasury Bills 0.5%
    1.700% due 05/02/2002 (b)(e)                                         60                 60
                                                                                       -------
Total Short-Term Instruments                                                                60
                                                                                       =======
(Cost $60)
Total Investments (a) 99.3%                                                            $11,632
(Cost $11,475)
Other Assets and Liabilities (Net) 0.7%                                                     86
                                                                                       -------
Net Assets 100.0%                                                                      $11,718
                                                                                       =======

46  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount   Value
                                                           (000s)  (000s)
=========================================================================
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $11,475 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $   340

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                     (183)
                                                                  -------
Unrealized appreciation-net                                       $   157
                                                                  =======

(b) Securities with an aggregate market value of $172 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                   # of        Unrealized
Type                                          Contracts      Appreciation
-------------------------------------------------------------------------
Municipal Bond (06/2002)                             50      $         34
U.S. Treasury 30 Year Bond (06/2002)                 20                 2
                                                             ------------
                                                             $         36
                                                             ============

(c) Restricted security.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 47

Schedule Of Investments
Convertible Fund
March 31, 2002

                                                              Principal
                                                     Amount       Value
                                                     (000s)      (000s)
------------------------------------------------------------------------
  CONVERTIBLE BONDS & NOTES 73.7%

Banking & Finance 6.3%
Hellenic Finance
    2.000% due 07/15/2003                 EC           500       $   441
Merrill Lynch & Co.
    0.000% due 05/23/2031                  $           900           484
PMI Group, Inc.
    2.500% due 07/15/2021                              150           165
Swiss Life Finance Ltd.
    2.000% due 05/20/2003                 EC           600           511
    2.000% due 05/20/2005                  $           300           311
Telewest Finance
    6.000% due 07/07/2005                              700           322
                                                                 -------
                                                                   2,234
                                                                 =======
Energy 2.1%
Diamond Offshore Drilling, Inc.
    1.500% due 04/15/2031
                                                       800           743
                                                                 -------
Health Care 8.6%
Allergan, Inc.
    0.000% due 11/01/2020                              450           280
ALZA Corp.
    0.000% due 07/28/2020                              900           811
HEALTHSOUTH Corp.
    3.250% due 04/01/2003                              500           484
Roche Holdings, Inc.
    0.000% due 01/19/2015                              350           248
Total Renal Care Holdings
    7.000% due 05/15/2009                              500           501
Wellpoint Health Network, Inc.
    0.000% due 07/02/2019                              800           705
                                                                 -------
                                                                   3,029
                                                                 =======
Industrial 28.7%
Airborne, Inc.
    5.750% due 04/01/2007              (e)             800           835
Burr-Brown Corp.
    4.250% due 02/15/2007                              500           546
Clear Channel Communications, Inc.
    2.625% due 04/01/2003                            1,000         1,023
Comverse Technology, Inc.
    1.500% due 12/01/2005                              500           384
Corning, Inc.
    3.500% due 11/01/2008                              500           493
DDI Corp.
    6.250% due 04/01/2007                              500           500
Echostar Communications
    5.750% due 05/15/2008                              500           467
General Motors Corp.
    4.500% due 03/06/2032                               27           718
    5.250% due 03/06/2032                               27           738
L-3 Communications Holdings, Inc.
    4.000% due 09/15/2011                              400           476
Lowe's Cos., Inc.
    0.000% due 02/16/2021                            1,000           795
Pride International, Inc.
    0.000% due 04/24/2018                            1,000           461
Sanmina Corp.
    4.250% due 05/01/2004                              500           468
Solectron Corp.
    0.000% due 05/08/2020                            1,500           855
Tech Data Corp.
    2.000% due 12/15/2021                              800           809
Universal Health Services
    0.426% due 06/23/2020                            1,000           560
                                                                 -------
                                                                  10,128
                                                                 =======
Technology 19.4%
Affiliated Computer Services, Inc.
    3.500% due 02/15/2006                              600           862
Agilent Technologies, Inc.
    3.000% due 12/01/2021                            1,150         1,443
Analog Devices, Inc.
    4.750% due 10/01/2005                              300           286
ASML Holding NV
    5.750% due 10/15/2006                              500           793
First Data Corp.
    2.000% due 03/01/2008                          $   700       $   844
Lam Research Corp.
    4.000% due 06/01/2006                              300           298
Lattice Semiconductor Co.
    4.750% due 11/01/2006                              600           644
Nvidia Corp.
    4.750% due 10/15/2007                              500           609
STMicroelectronics NV
    0.000% due 09/22/2009                              400           412
Veritas Software Corp.
    1.856% due 08/13/2006                              500           644
                                                                 -------
                                                                   6,835
                                                                 =======
Utilities 8.6%
Adelphia Communications Corp.
    3.250% due 05/01/2021                              400           360
AES Corp.
    4.500% due 08/15/2005                              250           157
Charter Communications, Inc.
    4.750% due 06/01/2006                              850           665
Cienna Corp.
    3.750% due 02/01/2008                            1,000           646
Extreme Networks, Inc.
    3.500% due 12/01/2006                              500           414
Liberty Media Corp.
    4.000% due 11/15/2029                            1,000           525
Nabors Industries, Inc.
    0.000% due 06/20/2020                              400           263
                                                                 -------
                                                                   3,030
                                                                 -------
Total Convertible Bonds & Notes                                   25,999
                                                                 =======
(Cost $26,458)

CONVERTIBLE PREFERRED STOCK 20.0%
                                                    Shares
Banking & Finance 10.2%
Equity Residentials Properties Trust Cvt.
    7.250% due 12/31/2049                           15,200           387
Ford Motor Co. Capital Trust II Cvt. Pfd.
    6.500% due 01/15/2032                           13,400           767
Metlife Capital Trust I Cvt. Pfd.
    8.000% due 05/15/2003                            8,200           802
PPL Capital Funding Trust Cvt. Pfd.
    7.750% due 05/18/2004                           30,000           621
Travelers Property Casualty  Corp. Cvt. Pf
    4.500% due 04/15/2032                           30,000           810
Washington Mutual, Inc. Cvt. Pfd
    5.375% due 05/01/2041                            4,300           208
                                                                 -------
                                                                   3,595
                                                                 =======
Energy 5.5%
Apache Corp. Cvt. Pfd.
    6.500% due 05/15/2002                           12,000           624
Kerr-McGee Corp. Cvt. Pfd.
    5.500% due 08/02/2004                           13,900           622
Valero Energy Cvt. Pfd.
    7.750% due 08/18/2003                           18,500           703
                                                                 -------
                                                                   1,949
                                                                 =======
Industrial 3.5%
Cox Communications Inc. Cvt. Pfd.
    7.000% due 08/16/2002                            2,000           101
Electronic Data Systems Corp. Cvt. Pfd
    7.625% due 08/17/2004                            8,400           425
Motorola, Inc. Cvt. Pfd.
    7.000% due 11/16/2004                            5,000           221
Tribune Co. Cvt. Pfd
    2.000% due 05/15/2029                            6,600           477
                                                                 -------
                                                                   1,224
                                                                 =======
Utilities 0.8%
TXU Corp. Cvt. Pfd.
8.750% due 11/16/2005                                5,000           284
                                                                 -------
Total Convertible Preferred Stock                                  7,052
                                                                 =======

48 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                      Value
                                                         Shares      (000s)
COMMON STOCKS 1.3%

Financial & Business Services 1.3%
Omnicom Group, Inc.
                                                          5,037   $     475
                                                                  ---------
                                                                        475
                                                                  =========
Total Common Stocks
(Cost $456)

SHORT-TERM INSTRUMENTS 4.4%
                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper  3.7%
Fannie Mae
    2.030% due 09/11/2002                          $        300         298
    2.060% due 09/20/2002                                   500         494
UBS Finance, Inc.
    1.850% due 04/01/2002                                   500         500
                                                                  ---------
                                                                      1,292
                                                                  =========
Repurchase Agreement 0.7%
State Street Bank
1.550% due 04/01/2002                                       245         245
(Dated 03/28/2002. Collateralized by Freddie Mac
3.250% due 12/15/2003 valued at $251.
Repurchase proceeds are $245.)
                                                                  ---------
Total Short-Term Instruments                                          1,537
                                                                  =========
(Cost $1,537)

Total Investments (a) 99.4%                                       $  35,063
(Cost $35,413)

Other Assets and Liabilities (Net) 0.6%                                 218
                                                                  ---------
Net Assets 100.0%                                                 $  35,281
                                                                  =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $36,368 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $   1,589

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (2,894)
                                                                  ---------
Unrealized depreciation-net                                       $  (1,305)
                                                                  =========

(b) Non-Income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount
                              Covered by          Settlement         Unrealized
Type      Currency              Contract               Month     (Depreciation)
-------------------------------------------------------------------------------
Buy       EC                         564             04/2002     $           (4)
                                                                 --------------
(d) Principal amount denoted in indicated currency:

          EC - Euro

(e) Restricted security.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 49

Schedule of Investments
Emerging Markets Bond Fund
March 31, 2002

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
---------------------------------------------------------------------
 BERMUDA 0.0%

IMEXA Export Trust
  10.125% due 05/31/2003                      $    39       $    18
                                                            -------
Total Bermuda                                                    18
(Cost $39)                                                  =======

 BRAZIL 26.5%

Republic of Brazil
  11.625% due 04/15/2004                      $   900           945
   3.188% due 04/15/2006 (d)                    5,629         5,214
  11.500% due 03/12/2008                        5,750         5,763
   3.250% due 04/15/2009 (d)                    3,691         3,165
  14.500% due 10/15/2009                          500           560
  11.000% due 01/11/2012 (e)                   17,050        15,899
   8.000% due 04/15/2014                       15,511        12,641
   8.875% due 04/15/2024 (e)                    3,850         2,749
   3.188% due 04/15/2024 (d)                    1,100           836
   6.000% due 04/15/2024                        1,250           869
  10.125% due 05/15/2027 (e)                    5,900         4,661
  12.250% due 03/06/2030                        2,000         1,850
  11.000% due 08/17/2040 (e)                   15,200        12,544
                                                            -------
Total Brazil                                                 67,696
(Cost $64,703)                                              =======

 BULGARIA 3.3%

Republic of Bulgaria
   2.813% due 07/28/2011 (d)                 $ 4,792         4,193
   2.813% due 07/28/2012 (d)                   1,500         1,344
   2.813% due 07/28/2024 (d)(e)                3,150         2,819
                                                           -------
Total Bulgaria                                               8,356
(Cost $7,967)                                              =======

 CROATIA 0.4%

Republic of  Croatia
   2.875% due 07/31/2006 (d)                 $   915           903
                                                           -------
Total Croatia                                                  903
(Cost $899)                                                =======

 ECUADOR 4.1%

Republic of Ecuador
  12.000% due 11/15/2012                     $ 2,300         1,846
   5.000% due  08/15/2030                     15,800         8,572
                                                           -------
Total Ecuador                                               10,418
(Cost $9,218)                                              =======

 MALAYSIA 4.5%

Republic of Malaysia
   7.500% due 07/15/2011                     $11,100        11,581
                                                           -------
Total Malaysia                                              11,581
(Cost $11,614)                                             =======

 MEXICO 18.4%

Telefonos de Mexico S.A.
   8.250% due 01/26/2006                     $ 1,000         1,054
United Mexican States
   0.000% due 06/30/2003 (d)                   9,712            51
   9.750% due 04/06/2005                         250           279
   8.500% due 02/01/2006                       1,000         1,074
  10.375% due 02/17/2009                         835           966
   9.875% due 02/01/2010                         100           113
   8.375% due 01/14/2011 (e)                   4,600         4,819
   7.500% due 01/14/2012                       2,500         2,493
  11.375% due 09/15/2016                       1,450         1,815
   8.125% due 12/30/2019 (e)                   1,500         1,486
   6.250% due 12/31/2019 (e)                  14,825        13,769
  11.500% due 05/15/2026 (e)                   4,025         5,219
   8.300% due 08/15/2031 (e)                  13,950        13,880
                                                           -------
Total Mexico                                                47,018
(Cost $46,582)                                             =======

 MOROCCO 0.3%

Kingdom of Morocco
   5.094% due 01/05/2009 (d)                 $   250       $   232
Morocco Restructured Tranche A
   7.563% due 01/01/2009 (d)                     617           572
                                                           -------
Total Morocco                                                  804
(Cost $791)                                                =======

 NIGERIA 0.7%

Central Bank of Nigeria
   6.250% due 11/15/2020                     $ 2,500         1,769
Central Bank of Nigeria - Warrant
   0.000% due 11/15/2020                           1             0
                                                           -------
Total Nigeria                                                1,769
(Cost $1,598)                                              =======

 PANAMA 3.9%

Republic of Panama
   2.990% due 05/10/2002 (d)                 $   100           100
   8.250% due 04/22/2008                       1,650         1,658
   9.625% due 02/08/2011                       2,000         2,075
   4.750% due 07/17/2014 (d)                   5,160         4,670
   2.625% due 07/17/2016 (d)                      89            76
   8.875% due 09/30/2027                       1,300         1,238
   9.375% due 04/01/2029                         175           179
                                                           -------
Total Panama                                                 9,996
(Cost $9,877)                                              =======

 PERU 3.4%

Republic of Peru
   9.125% due 02/21/2012                     $ 7,341         7,257
   4.000% due 03/07/2017                       1,650         1,238
   4.500% due 03/07/2017                         375           302
                                                           -------
Total Peru                                                   8,797
(Cost $8,496)                                              =======

 PHILIPPINES 0.2%

Republic of Philippines
   6.500% due 12/01/2017                     $   500           445
                                                           -------
Total Philippines                                              445
(Cost $398)                                                =======

 POLAND 1.2%

Republic of Poland
   6.000% due 10/27/2014                     $ 1,549         1,551
   3.750% due 10/27/2024 (e)                   1,950         1,404
                                                           -------
Total Poland                                                 2,955
(Cost $2,915)                                              =======

 QATAR 1.5%

State of Qatar
   9.750% due 06/15/2030                     $ 3,375         3,901
                                                           -------
Total Qatar                                                  3,901
(Cost $3,782)                                              =======

 RUSSIA 18.4%

Republic of Ukraine
  11.000% due 03/15/2007                     $ 1,691         1,707
Russian Federation
  11.750% due 06/10/2003 (e)                   1,380         1,478
  10.000% due 06/26/2007                       1,200         1,263
   8.250% due 03/31/2010                       1,653         1,571
  11.000% due 07/24/2018                       1,950         2,075
  12.750% due 06/24/2028 (e)                   1,700         1,993
   5.000% due 03/31/2030                      55,976        36,948
                                                           -------
Total Russia                                                47,035
(Cost $43,196)                                             =======


50 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                  Principal
                                                     Amount         Value
                                                     (000s)        (000s)
---------------------------------------------------------------------------
SOUTH KOREA 1.5%

Cho Hung Bank
  11.500% due 04/01/2010 (d)                       $ 1,500       $  1,697
Korea Development Bank
   7.625% due 10/01/2002                               750            770
Republic of Korea
   8.875% due 04/15/2008 (e)                         1,100          1,270
                                                                 --------
Total South Korea                                                   3,737
(Cost $3,572)                                                    ========

UNITED STATES 1.1%

Pemex Master Trust
   8.000% due 11/15/2011                           $ 2,750          2,791
                                                                 --------
Total United States                                                 2,791
(Cost $2,757)                                                    ========

SHORT-TERM INSTRUMENTS 31.4%

Commercial Paper 30.5%
Fannie Mae
   1.811% due 07/03/2002                           $ 2,300          2,289
   1.987% due 09/04/2002                             2,400          2,379
   2.030% due 09/11/2002                            25,000         24,769
Federal Home Loan Bank
   1.740% due 04/01/2002                            22,000         22,000
Freddie Mac
   1.820% due 04/01/2002                            13,000         13,000
   1.887% due 08/15/2002                             5,800          5,756
UBS Finance, Inc.
   1.850% due 04/01/2002                             3,000          3,000
   1.920% due 08/21/2002                             4,700          4,661
                                                                 --------
                                                                   77,854
                                                                 ========
Repurchase Agreement 0.9%
State Street Bank
   1.550% due 04/01/2002                             2,202          2,202
   (Dated 03/28/2002. Collateralized by Fannie Mae
   6.625% due 11/15/2010 valued at $2,248.
   Repurchase proceeds are $2,202.)
                                                                 --------
Total Short-Term Instruments                                       80,056
(Cost $80,060)                                                   ========

Total Investments (a) 120.8%                                     $308,276
(Cost $298,464)
Other Assets and Liabilities (Net) (20.8%)                        (53,175)
                                                                 --------

Net Assets 100.0%                                                $255,101
                                                                 ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $298,999 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $  9,627

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                     (350)
                                                                 --------
Unrealized appreciation-net                                      $  9,277
                                                                 ========

(b) Foreign forward currency contracts outstanding at March 31, 2002:

                            Principal
                               Amount                          Unrealized
                           Covered by       Settlement      Appreciation/
Type       Currency          Contract            Month     (Depreciation)
-------------------------------------------------------------------------
Buy              EC             1,900          04/2002           $    (30)
Buy              SR            15,000          04/2002                 20
                                                                 --------
                                                                 $    (10)
                                                                 ========

(c) Principal amount denoted in indicated currency:

        EC - Euro
        SR - South Africa Rand

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security, or a portion thereof, subject to financing transaction.

(f) Swap agreements outstanding at March 31, 2002:

                                                                            Unrealized
                                                            Notional     Appreciation/
Type                                                          Amount    (Depreciation)
---------------------------------------------------------------------------------------
Pay a fixed rate equal to 5.000% and the Fund will
receive from the counterparty at par in the event of
default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                            $   2,000         $     (91)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                                2,000               213

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                1,500                 4

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston
Exp. 03/08/2003                                                2,500                 0

Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 10.125% due 05/15/2027.

Broker: Credit Suisse First Boston
Exp. 03/11/2009                                               14,000                 1
                                                                            ----------
                                                                            $      127
                                                                            ==========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 51

Schedule of Investments
Foreign Bond Fund
March 31, 2002

                                                       Principal
                                                          Amount     Value
                                                          (000s)     (000s)
----------------------------------------------------------------------------
   AUSTRALIA (e)(f) 1.1%

Commonwealth of Australia
   10.000% due 10/15/2007 (i)                         A$     750   $    472
Homeside Mortgage Securities Trust
    2.580% due 01/20/2027 (d)                          $   1,949      1,949
Medallion Trust
    2.061% due 07/12/2031 (d)                              3,572      3,572
Rams Mortgage Corporation Ltd.
    3.651% due 09/26/2032 (d)                         EC     908        792
Torrens Trust
    2.160% due 07/15/2031 (d)                          $   1,888      1,890
                                                                   --------
Total Australia                                                       8,675
(Cost $8,689)                                                      ========

   BELGIUM (e)(f) 1.9%

Kingdom of Belgium
    9.000% due 03/28/2003                             EC       5          5
    7.000% due 11/21/2004 (d)                            183,200      4,163
    7.500% due 07/29/2008 (i)                             10,500     10,264
                                                                   --------
Total Belgium                                                        14,432
(Cost $17,160)                                                     ========

   BRAZIL 0.6%

Republic of Brazil
    3.187% due 04/15/2006 (d)                          $   5,120      4,743
                                                                   --------
Total Brazil                                                          4,743
(Cost $4,678)                                                      ========

   CANADA (e)(f) 0.5%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                             C$   3,440      2,157
Commonwealth of Canada
    5.250% due 09/01/2003                                    640        408
    5.500% due 06/01/2010                                  1,800      1,110
                                                                   --------
Total Canada                                                          3,675
(Cost $3,986)                                                      ========

   CAYMAN ISLANDS (e)(f) 1.3%

International Credit Recovery-Japan
    0.039% due 08/25/2005 (d)                         JY  15,334        116
    0.475% due 08/25/2005 (d)                             50,000        376
    0.375% due 05/22/2006 (d)                            230,605      1,683
MBNA Master Credit Card Trust
    3.494% due 05/19/2004 (d)                         EC   8,100      7,060
SHL Corp. Ltd.
    0.483% due 12/25/2024 (d)                         JY  19,451        147
    0.800% due 12/25/2024 (d)                             76,000        573
                                                                   --------
Total Cayman Islands                                                  9,955
(Cost $11,882)                                                     ========

   DENMARK (e)(f) 0.8%

Nykredit
    6.000% due 10/01/2029                             DK  29,261      3,301
Unikredit Realkredit
    6.000% due 07/01/2029                                 26,444      2,991
                                                                   --------
Total Denmark                                                         6,292
(Cost $6,166)                                                      ========

   EGYPT 0.3%

Republic of Egypt
    8.750% due 07/11/2011                              $   2,300      2,243
                                                                   --------
Total Egypt                                                           2,243
(Cost $2,300)                                                      ========

   FRANCE (e)(f) 9.9%

France Telecom
    0.484% due 06/19/2003 (d)                         JY 700,000   $  4,932
Republic of France
    5.250% due 04/25/2008 (i)                         EC  47,000     41,423
    4.000% due 04/25/2009 (i)                              8,250      6,703
    4.000% due 10/25/2009 (i)                             30,070     24,274
                                                                   --------
Total France                                                         77,332
(Cost $82,371)                                                     ========

   GERMANY (e)(f) 25.4%

Commerzbank AG
    3.811% due 10/25/2032 (d)                         EC   6,200      5,410
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                  3,590      3,036
    5.750% due 03/04/2009                                  3,560      3,162
DSL Bank
    7.250% due 08/07/2007 (d)                         BP   3,000      4,536
DT Hypothekenbank
    3.500% due 07/03/2006                             EC   7,000      5,754
Hypothekenbank in Essen AG
    5.500% due 02/20/2007                                  1,690      1,492
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                  3,240      2,865
Landesbank Rheinland-Pfalz
    4.750% due 04/04/2008                                  5,330      4,523
Republic of Germany
    6.000% due 01/05/2006 (i)                             15,100     13,677
    4.500% due 08/18/2006 (i)                             28,800     24,733
    4.125% due 07/04/2008 (i)                              1,950      1,615
    4.500% due 07/04/2009 (i)                              5,785      4,841
    6.250% due 01/04/2024 (i)                             11,180     10,492
    6.500% due 07/04/2027 (i)                             75,260     73,054
    5.625% due 01/04/2028 (i)                              8,400      7,304
    6.250% due 01/04/2030 (i)                             19,700     18,685
    5.500% due 01/04/2031 (i)                             13,900     11,960
WestDeutsche Landesbank
    4.750% due 09/28/2007                                  1,630      1,390
                                                                   --------
Total Germany                                                       198,529
(Cost $206,958)                                                    ========

   GREECE (e)(f) 0.2%

Hellenic Republic
    5.740% due 05/19/2003 (d)                         EC     293        252
    5.580% due 06/17/2003 (d)                                315        279
    5.240% due 10/23/2003 (d)                              1,103        963
                                                                   --------
Total Greece                                                          1,494
(Cost $2,228)                                                      ========

   IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
    3.604% due 04/30/2028 (d)                         EC   4,049      3,531
                                                                   --------
Total Ireland                                                         3,531
(Cost $3,561)                                                      ========

   ITALY (e)(f) 9.2%

First Italian Auto Transaction
    3.935% due 07/01/2008 (d)                         EC  10,030      8,710
Republic of Italy
    7.750% due 11/01/2006 (i)                              5,700      5,527
    4.500% due 05/01/2009 (i)                             69,210     57,619
                                                                   --------
Total Italy                                                          71,856
(Cost $75,898)                                                     ========

52 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
 MEXICO (e)(f) 0.8%

Bancomext Trust
   8.000% due 08/05/2003                                 $       390   $     410
Petroleos Mexicanos
   8.850% due 09/15/2007                                       1,040       1,126
   9.375% due 12/02/2008                                       1,290       1,425
United Mexican States
   8.750% due 05/30/2002                                BP       960       1,374
  10.375% due 01/29/2003                                EC     2,575       1,200
   4.000% due 03/11/2004                                JY   130,000         978
                                                                       ---------
Total Mexico                                                               6,513
                                                                       =========
(Cost $6,808)

 NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
   4.500% due 02/15/2016                                N$    13,430       6,399
                                                                       ---------
Total New Zealand                                                          6,399
                                                                       =========
(Cost $7,509)

 PANAMA 0.2%

Republic of Panama
   9.625% due 02/08/2011                                 $     1,600       1,656
                                                                       ---------
Total Panama                                                               1,656
                                                                       =========
(Cost $1,629)

 PERU 0.7%

Republic of Peru
   9.125% due 02/21/2012                                 $     3,500       3,460
   4.500% due 03/07/2017                                       2,079       1,674
                                                                       ---------
Total Peru                                                                 5,134
                                                                       =========
(Cost $5,096)

 SOUTH KOREA (e)(f) 0.3%

KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                EC     2,800       2,595
                                                                       ---------
Total South Korea                                                          2,595
                                                                       =========
(Cost $2,673)

 SPAIN (e)(f) 4.0%

Hipotebansa V. Hipotecaria
   3.496% due 01/18/2018 (d)                            EC     3,892       3,399
   3.506% due 07/18/2022 (d)                                   3,861       3,355
Kingdom of Spain
   5.150% due 07/30/2009 (i)                                  28,430      24,598
                                                                       ---------
Total Spain                                                               31,352
                                                                       =========
(Cost $35,092)

 SUPRANATIONAL (e)(f) 2.0%

Eurofima
   4.750% due 07/07/2004 (i)                            SK    60,900       5,772
European Investment Bank
   6.000% due 05/07/2003                                BP     3,250       4,683
   8.000% due 06/10/2003                                       3,250       4,787
                                                                       ---------
Total Supranational                                                       15,242
                                                                       =========
(Cost $16,400)

 SWEDEN (e)(f) 0.3%

Kingdom of Sweden
   5.000% due 01/28/2009                                SK    27,000       2,525
                                                                       ---------
Total Sweden                                                               2,525
                                                                       =========
(Cost $2,665)

 UNITED KINGDOM (e)(f) 4.2%

Abbey National Treasury Service PLC
   5.250% due 01/21/2004                                BP     2,670       3,792
Bauhaus Securities Ltd.
   3.701% due 10/30/2052 (d)                            EC     6,000       5,225
British Telecom PLC
   3.295% due 12/15/2003 (d)                             $    12,380      12,506
Core
   2.185% due 03/17/2009 (d)                                   2,015       2,006
Haus Ltd.
   3.641% due 12/14/2037 (d)                            EC     9,241       8,064
Lloyds TSB Capital
   7.375% due 02/07/2049                                         500         471
Ocwen Mortgage Loan Trust
   3.894% due 12/15/2031 (d)                                     780         682
                                                                       ---------
Total United Kingdom                                                      32,746
                                                                       =========
(Cost $33,714)

 UNITED STATES (e)(f) 85.3%

Asset-Backed Securities 10.1%
Ace Securities Corp.
   2.220% due 11/25/2028 (d)                             $       168         169
Advanta Mortgage Loan Trust
   2.257% due 07/25/2026 (d)                                     159         159
AFC Home Equity Loan Trust
   2.070% due 03/25/2027 (d)                                     471         471
Amresco Residential Securities Mortgage Loan Trust
   2.370% due 06/25/2029 (d)                                   5,881       5,889
Argentina Funding Corp.
   2.161% due 05/20/2003 (d)                                   1,000       1,002
Asset Backed Securities Home Equity Corp.
   2.267% due 03/15/2032 (d)                                   2,552       2,562
Bank One Auto Grantor Trust
   6.290% due 07/20/2004                                         102         102
Bayview Financial Acquisition Trust
   2.240% due 11/25/2030 (d)                                   6,000       6,022
Bear Stearns Asset Backed Securities, Inc.
   2.300% due 10/25/2032 (d)                                   1,784       1,790
CDC Mortgage Capital Trust
   2.100% due 01/10/2032 (d)                                   8,914       8,911
Conseco Finance
   2.270% due 10/15/2031 (d)                                     592         594
CS First Boston Mortgage Securities Corp.
   2.160% due 12/15/2030 (d)                                   7,049       7,050
   2.250% due 08/25/2031 (d)                                     382         383
EQCC Home Equity Loan Trust
   2.151% due 03/20/2030 (d)                                     238         238
First Alliance Mortgage Loan Trust
   2.131% due 12/20/2027 (d)                                     140         140
GMAC Mortgage Corp. Loan Trust
   2.100% due 11/18/2015 (d)                                     415         415
Green Tree Floorplan Receivables Master Trust
   2.180% due 11/15/2004 (d)                                   2,500       2,502
Home Loan Trust
   5.074% due 01/25/2014                                         822         821
Indymac Home Equity Loan Asset-Backed Trust
   6.200% due 06/25/2025                                         290         292
Irwin Home Equity Loan Trust
   1.980% due 11/25/2011 (d)                                   5,252       5,256
Long Beach Auto Receivables Trust
   3.114% due 03/13/2005                                       3,900       3,838
Mesa Trust Asset Backed Certificates
   2.442% due 11/25/2031 (d)                                   5,356       5,356
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                   2,720       2,728
Option One Mortgage Loan Trust
   2.180% due 04/25/2030 (d)                                     440         440
Provident Bank Equipment Lease Trust
   2.407% due 11/25/2011 (d)                                     977         980
Providian Gateway Master Trust
   2.120% due 03/15/2007 (d)                                  13,300       3,313
Providian Home Equity Loan Trust
   2.140% due 06/25/2025 (d)                                   2,008       2,001


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 53

Foreign Bond Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII
   2.320% due 11/15/2029 (d)                            $    1,139   $    1,143
   2.190% due 02/25/2030 (d)                                 4,181        4,189
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                       146          147
                                                                     ----------
                                                                         78,903
                                                                     ==========
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                               EC      835          685
Finmeccanica SpA
   2.000% due 06/08/2005                                       544          463
Hellenic Finance
   2.000% due 07/15/2003                                     1,600        1,412
                                                                     ----------
                                                                          2,560
                                                                     ==========
Corporate Bonds & Notes 9.2%
Allegheny Energy Supply
   3.030% due 05/01/2002 (d)                            $    2,900        2,900
AT&T Corp.
   4.852% due 11/21/2003 (d)                           EC   10,600        9,107
CIT Group, Inc.
   2.325% due 04/07/2003 (d)                            $      638          632
DaimlerChrysler North America Holding Corp.
   2.180% due 08/23/2002 (d)                                 3,900        3,895
Ford Motor Co.
   7.450% due 07/16/2031                                       200          181
Ford Motor Credit Co.
   2.200% due 06/20/2003 (d)                                 5,200        5,103
   1.000% due 12/22/2003                               JY  107,000          762
   2.120% due 07/19/2004 (d)                            $    2,800        2,684
   1.200% due 02/07/2005                               JY  619,000        4,356
General Electric Finance Assurance
   1.600% due 06/20/2011                                   520,000        3,750
General Motors Acceptance Corp.
   2.050% due 02/14/2003 (d)                            $    3,900        3,868
   2.010% due 08/18/2003 (d)                                 4,790        4,719
   2.120% due 07/21/2004 (d)                                 5,100        4,975
General Motors Corp.
   1.250% due 12/20/2004                               JY  208,000        1,490
J.P. Morgan & Co., Inc.
   1.574% due 02/15/2012 (d)                            $    4,670        4,381
Merrill Lynch & Co.
   2.201% due 05/21/2004 (d)                                 6,710        6,717
MGM Mirage, Inc.
   6.950% due 02/01/2005                                       180          179
Morgan Stanley Tracers
   7.201% due 09/15/2011 (d)                                   280          284
Pfizer, Inc.
   0.800% due 03/18/2008                               JY  637,000        4,655
Protective Life Funding Trust
   2.120% due 01/17/2003 (d)                            $    1,200        1,203
Redwood Capital II Ltd.
   5.018% due 01/01/2004                                     2,500        2,500
Salomon Smith Barney Holdings, Inc.
   2.236% due 02/11/2003 (d)                                   400          401
Sprint Capital Corp.
   5.875% due 05/01/2004                                       690          662
Williams Cos., Inc.
   2.745% due 07/31/2002 (d)                                 1,600        1,576
   6.200% due 08/01/2002                                       200          200
                                                                     ----------
                                                                         71,180
                                                                     ==========

Mortgage-Backed Securities 26.2%
Amortizing Residential Collateral Trust
   2.020% due 09/25/2030 (d)                                   815          815
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                       275          270
Bear Stearns Adjustable Rate Mortgage Trust
   5.868% due 02/25/2031 (d)                                 1,623        1,627
   6.912% due 02/25/2031 (d)                                 2,542        2,553
   6.184% due 12/25/2031 (d)                                 3,118        3,133
   6.299% due 01/25/2032 (d)                                11,276       11,273
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                       924          936
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                       798          802
   6.500% due 03/25/2029                                       140          137
Crusade Global Trust
   2.230% due 05/15/2021 (d)                                 8,379        8,403
Fannie Mae
   5.500% due 04/16/2017 (d)                                63,550       61,882
   6.000% due 05/16/2017                                    36,100       35,829
   6.527% due 07/01/2021 (d)                                   227          235
   6.355% due 11/01/2022 (d)                                   366          379
   6.213% due 01/01/2023 (d)                                   651          676
   6.306% due 08/01/2023 (d)                                   651          673
   6.690% due 12/01/2030 (d)                                 1,808        1,869
Freddie Mac
   6.000% due 03/15/2008                                         1            1
   5.750% due 09/15/2010                               EC    1,600        1,416
   5.125% due 01/15/2012                                     1,700        1,436
   9.050% due 06/15/2019                                $       37           38
   6.609% due 06/01/2022 (d)                                   873          883
   6.449% due 08/01/2022 (d)                                   332          340
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                       500          510
Government National Mortgage Association
   6.625% due 11/20/2021 (d)                                   293          301
   7.375% due 05/20/2022 (d)                                    31           32
   6.750% due 07/20/2022 (d)                                   319          327
   6.750% due 09/20/2022 (d)                                   189          193
   6.375% due 05/20/2023 (d)                                   347          356
   6.750% due 07/20/2023 (d)                                   152          156
   6.750% due 07/20/2023 (d)                                   311          319
   6.750% due 08/20/2023 (d)                                   136          139
   6.750% due 09/20/2023 (d)                                   852          874
   6.750% due 09/20/2023 (d)                                   370          380
   6.625% due 10/20/2023 (d)                                 1,494        1,535
   6.375% due 04/20/2024 (d)                                   856          878
   6.625% due 10/20/2024 (d)                                   118          121
   6.375% due 04/20/2025 (d)                                   106          108
   6.750% due 07/20/2025 (d)                                 1,760        1,803
   6.750% due 09/20/2025 (d)                                   376          385
   6.625% due 12/20/2025 (d)                                   153          157
   6.375% due 05/20/2026 (d)                                   943          966
   6.750% due 09/20/2026 (d)                                   297          304
   6.375% due 04/20/2027 (d)                                   795          813
   6.750% due 08/20/2027 (d)                                   947          969
   6.375% due 04/20/2028-05/20/2028 (d)(g)                   1,093          638
   6.000% due 10/15/2028-05/20/2030 (d)(g)                  17,289        9,780
   5.250% due 04/20/2030-05/20/2030 (d)(g)                  11,550        8,635
J.P. Morgan Commercial Mortgage Finance Corp.
   6.465% due 11/15/2035                                    10,100       10,136
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                                     3,974        3,990
   6.800% due 05/25/2024                                       513          470
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                     1,406        1,233
   2.386% due 05/12/2032 (d)                                 6,692        6,703
Small Business Investment Cos.
   6.640% due 02/10/2011                                     4,396        4,472
   6.344% due 08/10/2011                                     5,947        5,929
Structured Asset Mortgage Investments, Inc.
   6.576% due 06/25/2029 (d)                                 2,329        2,297
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031 (d)                                 1,300        1,293
Washington Mutual, Inc.
   5.280% due 12/25/2040 (d)                                 1,975        1,994
                                                                     ----------
                                                                        204,802
                                                                     ==========
Municipal Bonds & Notes 0.2%
Chicago, Illinois Board of Education General Obligation
Bonds, (FSA Insured), Series 2001 5.000% due 12/01/2031        300          278

Chicago, Illinois Water Revenue Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                              200          188

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                              200          186

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------

Maryland State Health and Education Facilities
Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041                                   $        300 $      279

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
8.740% due 01/01/2037 (d)                                        500        418
                                                                     ----------
                                                                          1,349
                                                                     ==========
U.S. Government Agencies 3.2%
Fannie Mae
   4.760% due 12/26/2003                                       7,400      7,446
Federal Home Loan Bank
   5.665% due 03/22/2006                                       3,200      3,269
   5.660% due 04/26/2006                                       1,200      1,225
Resolution Funding Corp.
   0.000% due 10/15/2020                                      16,100      4,789
   0.000% due 01/15/2021                                      29,000      8,494
                                                                     ----------
                                                                         25,223
                                                                     ==========
U.S. Treasury Obligations 35.3%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                                   5,197      5,285
   3.625% due 01/15/2008                                      19,292     19,805
   3.875% due 01/15/2009                                       2,376      2,468
   3.625% due 04/15/2028                                       4,818      4,907
   3.875% due 04/15/2029                                       3,555      3,778
U.S. Treasury Bonds
  11.250% due 02/15/2015 (i)                                  24,400     36,337
   8.125% due 08/15/2019                                      86,000    105,327
   6.250% due 08/15/2023                                      15,000     15,365
   6.625% due 02/15/2027                                      25,900     27,851
   5.375% due 02/15/2031 (i)                                  50,000     46,885
U.S. Treasury Strips
   0.000% due 11/15/2015                                      17,000      7,388
                                                                     ----------
                                                                        275,396
                                                                     ==========
                                                              Shares
Preferred Security 0.8%
DG Funding Trust
   4.159% due 12/29/2049 (d)                                     640      6,592
                                                                     ----------
Total United States                                                     666,005
                                                                     ==========
(Cost $677,827)
                                                           Principal
                                                              Amount
                                                              (000s)
 PURCHASED CALL OPTIONS 0.3%

Eurodollar December Futures (CME)
   Strike @ 96.250 Exp. 12/16/2002                      $    595,000        498
Eurodollar March Futures (CME)
   Strike @ 95.750 Exp. 03/17/2003                         1,359,000      1,240
Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                           490,000        594
U.S. Treasury Bond June Futures (OTC)
   Strike @ 104.00 Exp. 05/24/2002                            34,800         54
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
   Strike @ 117.000 Exp. 04/04/2002                          100,000          0
                                                                     ----------
Total Purchased Call Options                                              2,386
                                                                     ==========
(Cost $3,342)

 PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
   Strike @ 100.000 Exp. 06/03/2002                    EC     56,900 $        0
Euro-Bobl June Futures (OTC)
   Strike @ 97.500 Exp. 06/03/2002                           170,000          0
Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/30/2002                      $    587,000          4
Eurodollar September Futures (CME)
   Strike @ 92.750 Exp. 09/16/2002                            68,000          0
Fannie Mae (OTC)
   6.000% due 02/13/2032                                     107,000          0
   Strike @ 86.140 Exp. 05/06/2002
Interest Rate Swap (OTC)
   7.500% due 05/04/2032
   Strike @ 7.500 Exp. 04/29/2002                       $     11,200          0
Japanese Government Bond June Futures (OTC)
   Strike @ 124.500 due 06/03/2002                     JY 20,500,000          0
Japanese Government Bond (OTC)
   1.200% due 06/20/2011
   Strike @ 100.500 Exp. 04/30/2002                          420,000         51
Republic of France (OTC)
   5.250% due 04/25/2008
   Strike @ 93.500 Exp. 06/03/2002                     EC     85,400          0
Republic of Germany (OTC)
   4.500% due 08/18/2006
   Strike @ 92.500 Exp. 06/03/2002                           151,700          0
U.S. Treasury Bond (OTC)
   8.125% due 08/15/2019
   Strike @ 92.000 Exp. 05/01/2002                      $     49,500          0
                                                                     ----------
Total Purchased Put Options                                                  55
                                                                     ==========
(Cost $602)

 SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 1.8%
BP Amoco Capital PLC
   1.850% due 04/01/2002                                       5,000      5,000
Fannie Mae
   1.750% due 05/08/2002 (b)                                   2,750      2,745
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                                     485        484
Sprint Capital Corp.
   3.480% due 05/09/2002                                       1,000        996
UBS Finance, Inc.
   1.850% due 04/01/2002                                       5,000      5,000
                                                                     ----------
                                                                         14,225
                                                                     ==========
Repurchase Agreement 0.3%
State Street Bank
   1.550% due 04/01/2002                                       2,161      2,161
                                                                     ----------
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bonds 8.500% due 02/15/2020 valued at $2,206.
   Repurchase proceeds are $2,161.)

U.S. Treasury Bills 0.5%
   1.550% due 05/02/2002 (b)                                   4,270      4,264
                                                                     ----------
Total Short-Term Instruments                                             20,650
                                                                     ==========
(Cost $20,650)

Total Investments (a) 153.2%                                         $1,196,015
(Cost $1,239,884)

Written Options (c) (0.6%)                                               (4,288)
(Premiums $8,915)

Other Assets and Liabilities (Net) (52.6%)                             (411,364)
                                                                     ----------

Net Assets 100.0%                                                    $  780,363
                                                                     ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,240,144 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    2,854

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (46,983)
                                                                     ----------
Unrealized depreciation-net                                          $  (44,129)
                                                                     ==========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 55

Foreign Bond Fund
March 31, 2002

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $11,527 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                     2,257               $(2,032)
Government of Japan 10 Year Note (06/2002)            190                 1,527
United Kingdom 90 Day LIBOR Futures (06/2002)          72                   (88)
United Kingdom 90 Day LIBOR Futures (12/2002)          70                   (25)
U.S. Treasury 5 Year Note (06/2002)                   200                    63
U.S. Treasury 10 Year Note (06/2002)                  785                   (39)
U.S. Treasury 30 Year Bond (06/2002)                   42                   213
Eurodollar December Futures (12/2002)                   3                     0
Eurodollar March Futures (03/2003)                    272                   (17)
                                                                        -------
                                                                        $  (398)
                                                                        =======
(c) Premiums received on written options:

                                                     # of
Type                                            Contracts     Premium     Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.175 Exp. 10/04/2004              84,000,000    $  2,493   $   636

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003              18,800,000         874       381

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003              18,800,000         874     1,323

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.650 Exp. 11/19/2003              30,700,000       1,042       405

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500 Exp. 04/29/2002              16,000,000         362         0

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005              48,700,000       1,071       573

Call - CME Eurodollar June Futures
   Strike @ 97.250 Exp. 06/17/2002                    595         447       417

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                   568         638        44

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 109.000 Exp. 05/25/2002                   453         282        21

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 106.000 Exp. 05/25/2002                   646         628       162

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 101.000 Exp. 05/25/2002                   453         204       326
                                                             ------------------
                                                             $  8,915   $ 4,288
                                                             ==================

(d) Variable rate security. Rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                   Principal
                                      Amount                          Unrealized
                                  Covered by      Settlement       Appreciation/
Type               Currency         Contract           Month      (Depreciation)
--------------------------------------------------------------------------------
Buy                      A$            5,160         05/2002            $    15
Sell                                     984         05/2002                (13)
Buy                      BP              294         05/2002                 (1)
Sell                                  15,819         05/2002                (13)
Buy                      C$            3,440         04/2002                  0
Sell                                   6,350         04/2002                 10
Buy                                    6,730         05/2002                (40)
Sell                     DK           57,839         06/2002                 33
Buy                      EC           30,550         04/2002               (214)
Sell                                 171,259         04/2002                867
Buy                     HK$           20,725         04/2002                  0
Buy                      JY        3,254,328         04/2002                172
Sell                               9,299,056         04/2002                717
Sell                     N$           14,985         04/2002               (335)
Sell                     SF           25,328         04/2002                204
Buy                      SK              224         04/2002                  0
Sell                                  35,846         04/2002                 (7)
Buy                      SR           22,852         04/2002                 30
                                                                        -------
                                                                        $ 1,425
                                                                        =======
(f) Principal amount denoted in indicated currency:

               A$ - Australian Dollar
               BP - British Pound
               C$ - Canadian Dollar
               DK - Danish Krone
               EC - Euro
              HK$ - Hong Kong Dollar
               JY - Japanese Yen
               N$ - New Zealand Dollar
               SF - Swiss Franc
               SK - Swedish Krona
               SR - South Africa Rand

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security, or a portion thereof, subject to financing transaction.

(j) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                     JY 6,290,000   $        (46)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                        2,820,000            232

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                     EC    21,600            (17)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                     BP     4,500            160

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                     C$    64,300            166

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                     JY 1,776,000           (880)

56 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

--------------------------------------------------------------------------------
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 03/15/2031                                     EC    14,100   $       (347)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                           89,700          2,036

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                           18,500            (46)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                     H$   419,000         (1,103)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                      $    53,700          1,025

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                            9,500            112

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                     H$    73,800            (97)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                     BP    30,200            (18)

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                           30,900            163

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                           25,900           (110)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2004                                            3,900             23

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                           11,000            (79)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                     BP    53,370   $        265

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                      $    18,200            217

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                     EC     4,000           (139)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                            7,300            930

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                     EC    20,300            735

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 12/15/2031                                            8,000            425

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                            7,200             37

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                           34,700             67

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                           27,700            (49)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                           22,100           (109)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                           33,600           (590)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                           58,200            448

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 57

Foreign Bond Fund
March 31, 2002

--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                     $     76,500   $         57

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                     JY 6,240,000            (15)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                      BP   13,400             19

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                           10,200             31

Pay total return on Lehman Intermediate Government Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                      $    34,400              0

Pay total return on Lehman Intermediate Government Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                           16,900              0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                            5,000            (53)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                            6,700              1

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                            3,200              9

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                            2,400              7

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                            4,400             29

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                      $     4,400   $         15

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                              200              0

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due 07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                            5,400              2
                                                                   ------------
                                                                   $      3,513
                                                                   ============

                                                    Fixed Notional    Unrealized
Type                                           Spread (%)   Amount  Appreciation
--------------------------------------------------------------------------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Bank of America
Exp. 08/30/2002                                    0.6400   37,600  $        111

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 05/15/2002                                    0.6285  187,600           315

Receive a fixed spread and pay On-The-Run 5-year
Swap Spread. The On-The-Run 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/30/2002                                    0.6000  103,700           128
                                                                    ------------
                                                                    $        554
                                                                    ============

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:

                        Coupon
Type                       (%)    Maturity          Par        Value    Proceeds
--------------------------------------------------------------------------------
Government of Japan      1.200     6/20/11    2,300,000    JY 17,159    $ 16,332
Republic of Venezuela    2.875    12/18/07        6,000    $   4,918       4,915
U.S. Treasury Note       3.500    11/15/06       47,900       45,318      45,250
U.S. Treasury Note       5.625     5/15/08       33,200       34,021      34,476
U.S. Treasury Note       4.750    11/15/08       46,600       45,417      46,310
U.S. Treasury Note       5.500     5/15/09       79,300       80,310      80,428
U.S. Treasury Note       5.000     8/15/11        7,900        7,638       7,648
U.S. Treasury Bond       5.375     2/15/31       50,000       46,885      48,943
                                                           ---------------------
                                                           $ 281,666    $284,302
                                                           =====================

58 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Global Bond Fund II
March 31, 2002

                                                      Principal
                                                        Amount     Value
                                                         (000s)    (000s)
-------------------------------------------------------------------------
 AUSTRALIA (f)(g) 1.8%

Homeside Mortgage Securities Trust
     2.580% due 01/20/2027 (d)                      $      202    $  202
Medallion Trust
     2.061% due 07/12/2031 (d)                             605       605
Rams Mortgage Corporation Ltd.
     3.589% due 09/26/2032 (d)                     EC       57        50
Superannuation Members Home Loans Global Fund
     2.255% due 06/15/2026 (d)                      $      354       354
Torrens Trust
     2.160% due 07/15/2031 (d)                             278       278
                                                                  ------
Total Australia                                                    1,489
                                                                  ======
(Cost $1,489)

 BELGIUM (f)(g) 1.2%

Kingdom of Belgium
     7.000% due 11/21/2004 (d)                     EC    5,800       132
     7.500% due 07/29/2008 (j)                             900       880
                                                                  ------
Total Belgium                                                      1,012
                                                                  ======
(Cost $1,143)

 BRAZIL 0.8%

Republic of Brazil
     3.188% due 04/15/2006 (d)                      $      748       693
                                                                  ------
Total Brazil                                                         693
                                                                  ======
(Cost $681)

 CANADA (f)(g) 0.8%

Beneficial Canada, Inc.
     6.350% due 04/01/2002                         C$      330       207
Commonwealth of Canada
     5.500% due 06/01/2010                                 800       493
                                                                  ------
Total Canada                                                         700
                                                                  ======
(Cost $767)

 CAYMAN ISLANDS (f)(g) 0.7%

International Credit Recovery-Japan
     0.377% due 08/25/2005 (d)                     JY    2,000         15
     0.470% due 08/25/2005 (d)                          10,000         75
     0.351% due 05/22/2006 (d)                          23,061        174
MBNA Master Credit Card Trust
     3.494% due 05/19/2004 (d)                     EC      280        244
SHL Corp. Ltd.
     0.461% due 12/25/2024 (d)                     JY    2,805         21
     0.784% due 12/25/2024 (d)                           5,000         38
                                                                  -------
Total Cayman Islands                                                  567
                                                                  =======
(Cost $661)

 DENMARK (f)(g) 0.7%

Nykredit
     6.000% due 10/01/2029                         DK    3,901        440
Unikredit Realkredit
     6.000% due 10/01/2029                                 975        110
                                                                  -------
Total Denmark                                                         550
                                                                  =======
(Cost $532)

 EGYPT 0.5%

Republic of Egypt
     8.750% due 07/11/2011                          $      400        390
                                                                  -------
Total Egypt                                                           390
                                                                  =======
(Cost $400)

 FRANCE (f)(g) 4.5%

Compagnie Financiere de CIC-UE
     3.174% due 10/29/2049 (d)                      $      300        297
France Telecom
     0.484% due 06/19/2003 (d)                     JY  100,000        728
Republic of France
     4.000% due 04/25/2009 (j)                     EC    1,170        951
     4.000% due 10/25/2009 (j)                           2,260      1,824
                                                                  -------
Total France                                                        3,800
                                                                  =======
(Cost $3,924)

 GERMANY (f)(g) 17.0%

Commerzbank AG
     4.029% due 10/25/2032  (d)                    EC      800        698
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                 130        110
     5.750% due 03/04/2009                                 130        115
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                 390        345
Landesbank Rheinland-Pfalz
     4.750% due 04/04/2008                                 810        687
Republic of Germany
     6.000% due 01/05/2006  (j)                            300        272
     4.500% due 08/18/2006  (j)                          3,600      3,091
     6.500% due 07/04/2027  (j)                          5,000      4,853
     5.625% due 01/04/2028  (j)                          1,000        870
     6.250% due 01/04/2030  (j)                          2,000      1,897
     5.500% due 01/04/2031  (j)                          1,500      1,291
WestDeutsche Landesbank
     4.750% due 09/28/2007                                 190        162
                                                                  -------
Total Germany                                                      14,390
                                                                  =======
(Cost $14,884)

 GREECE (f)(g) 0.1%

Hellenic Republic
     5.580% due 06/17/2003  (d)                    EC       22         19
     5.240% due 10/23/2003  (d)                             99         86
                                                                  -------
Total Greece                                                          105
                                                                  =======
(Cost $157)

 IRELAND (f)(g) 0.6%

Diageo Enterprises PLC
     3.400% due 12/19/2002  (d)                    EC      600        523
                                                                  -------
Total Ireland                                                         523
                                                                  =======
(Cost $536)

 ITALY (f)(g) 5.8%

Findomestic Securitisation Vehicle SRL
     4.764% due 12/20/2008 (d)                     EC      900        785
First Italian Auto Transaction
     3.935% due 07/01/2008 (d)                           1,090        947
Republic of Italy
     4.750% due 07/01/2005 (j)                           1,680      1,466
     7.750% due 11/01/2006 (j)                             700        679
     4.500% due 05/01/2009 (j)                           1,280      1,066
                                                                  -------
Total Italy                                                         4,943
                                                                  =======
(Cost $4,964)

 MEXICO (f)(g) 1.2%

Bancomext Trust
     8.000% due 08/05/2003                          $       70         74
Petroleos Mexicanos
     8.850% due 09/15/2007                                 140        152
     9.375% due 12/02/2008                                 190        210
United Mexican States
     8.750% due 05/30/2002                         BP      250        358
    10.375% due 01/29/2003                         EC      200         93
     4.000% due 03/11/2004                         JY   20,000        155
                                                                  -------
Total Mexico                                                        1,042
                                                                  =======
(Cost $1,098)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 59

Global Bond Fund II
March 31, 2002

                                                     Principal
                                                        Amount      Value
                                                        (000s)      (000s)
--------------------------------------------------------------------------
 NEW ZEALAND (f)(g) 0.6%

Commonwealth of New Zealand
     4.500% due 02/15/2016                          N$   1,130      $  538
                                                                    ------
Total New Zealand                                                      538
                                                                    ======
(Cost $636)

 PERU 0.7%

Republic of Peru
     9.125% due 02/21/2012                           $     200         198
     3.750% due 03/07/2017                                 250         188
     4.500% due 03/07/2017                                 300         242
                                                                    ------
Total Peru                                                             628
                                                                    ======
(Cost $580)

 SPAIN (f)(g) 4.8%

Hipotebansa V. Hipotecaria
     3.497% due 01/18/2018 (d)                      EC     316         276
     3.507% due 07/18/2022 (d)                             715         621
Kingdom of Spain
     4.950% due 07/30/2005 (j)                           1,620       1,421
     5.150% due 07/30/2009 (j)                           1,990       1,722
                                                                    ------
Total Spain                                                          4,040
                                                                    ======
(Cost $4,152)

 SUPRANATIONAL (f)(g) 2.4%

Asian Development Bank
     5.375% due 09/15/2003                          A$     600         322
     5.250% due 09/15/2004                                 600         315
Eurofima
     4.750% due 07/07/2004 (j)                      SK   7,200         682
European Investment Bank
     6.000% due 05/07/2003                          BP     250         360
     8.000% due 06/10/2003                                 250         368
                                                                    ------
Total Supranational                                                  2,047
                                                                    ======
(Cost $2,298)

 SWEDEN (f)(g) 0.3%

Kingdom of Sweden
     5.000% due 01/28/2009                          SK   2,300         215
                                                                    ------
Total Sweden                                                           215
                                                                    ======
(Cost $227)

 UNITED KINGDOM (f)(g) 5.6%

Abbey National Treasury Service PLC
     7.625% due 12/30/2002                          BP     280         407
Bauhaus Securities Ltd.
     3.899% due 10/30/2052 (d)                      EC     750         653
British Telecom PLC
     3.295% due 12/15/2003 (d)                       $   1,200       1,212
Core
     2.185% due 03/17/2009 (d)                             277         275
Haus Ltd.
     3.723% due 12/14/2037 (d)                      EC   1,475       1,287
Lloyds TSB Bank PLC
     5.625% due 07/15/2049 (d)                             590         500
Ocwen Mortgage Loan Trust
     3.894% due 12/15/2031 (d)                              65          57
United Kingdom Gilt
     7.500% due 12/07/2006                          BP     250         388
                                                                    ------
Total United Kingdom                                                 4,779
                                                                    ======
(Cost $5,001)

 UNITED STATES (f)(g) 84.9%

Asset-Backed Securities 7.6%
AFC Home Equity Loan Trust
     2.160% due 12/22/2027 (d)                       $     217         217
Amresco Residential Securities Mortgage Loan Trust
     2.320% due 06/25/2029 (d)                             232         232
Bayview Financial Acquisition Trust
     2.150% due 11/25/2030 (d)                             800         803
CDC Mortgage Capital Trust
     2.100% due 01/10/2032 (d)                       $     775         775
Citibank Credit Card Master Trust
     4.875% due 04/07/2005                          EC     800         355
Conseco Finance
     2.270% due 10/15/2031 (d)                       $     319         320
CS First Boston Mortgage Securities Corp.
     2.107% due 12/15/2030 (d)                             415         415
First Alliance Mortgage Loan Trust
     2.131% due 12/20/2027 (d)                             375         375
Home Loan Trust
     5.074% due 01/25/2014                                  91          91
Indymac Home Equity Loan Asset-Backed Trust
     6.200% due 06/25/2025                                  28          28
Irwin Home Equity Loan Trust
     1.980% due 11/25/2011 (d)                             544         544
MLCC Mortgage Investors, Inc.
     2.280% due 03/15/2025 (d)                             283         284
Providian Gateway Master Trust
     2.067% due 03/15/2007 (d)                           1,600       1,602
Providian Home Equity Loan Trust
     2.140% due 06/25/2025 (d)                             287         286
Salomon Brothers Mortgage Securities VII
     2.320% due 11/15/2029 (d)                              66          66
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                  35          35
                                                                    ------
                                                                     6,428
                                                                    ======
Convertible Bonds & Notes 0.2%
Axa
     2.500% due 01/01/2014                          EC      62          50
Finmeccanica SpA
     2.000% due 06/08/2005                                 188         160
                                                                    ------
                                                                       210
                                                                    ======
Corporate Bonds & Notes 7.5%
AT&T Corp.
     4.852% due 11/21/2003 (d)                           1,100         945
CIT Group, Inc.
     2.931% due 04/07/2003 (d)                       $      50          50
Ford Motor Co.
     7.450% due 07/16/2031                                 700         635
Ford Motor Credit Co.
     1.000% due 12/22/2003                          JY  14,000         103
     1.200% due 02/07/2005                              98,000         712
General Electric Finance Assurance
     1.600% due 06/20/2011                              90,000         649
General Motors Acceptance Corp.
     2.200% due 08/18/2003 (d)                       $     340         335
Household Finance Corp.
     2.284% due 08/06/2002 (d)                             230         230
J.P. Morgan & Co., Inc.
     3.123% due 02/15/2012 (d)                             100          94
Lehman Brothers Holdings, Inc.
     2.627% due 07/15/2002 (d)                             400         401
MGM Mirage, Inc.
     6.950% due 02/01/2005                                  10          10
Pfizer, Inc.
     0.800% due 03/18/2008                          JY  69,000         521
Redwood Capital II Ltd.
     5.019% due 01/01/2004                           $     300         300
Salomon Smith Barney Holdings, Inc.
     4.720% due 10/21/2002 (d)                      BP     200         285
Sprint Capital Corp.
     5.875% due 05/01/2004                           $      50          48
Walt Disney Co.
     3.900% due 09/15/2003                                 800         797
Williams Cos., Inc.
     3.145% due 07/31/2002 (d)                             100          99
     6.200% due 08/01/2002                                 150         150
                                                                    ------
                                                                     6,364
                                                                    ======
Mortgage-Backed Securities 30.1%
Bear Stearns Adjustable Rate Mortgage Trust
     5.869% due 02/25/2031 (d)                             167         168
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                 204         206
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                                 115         116
     6.500% due 03/25/2029                                  10          10
Crusade Global Trust
     2.230% due 05/15/2021 (d)                             896         899

60  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)
------------------------------------------------------------------------------
Fannie Mae
     5.500% due 04/16/2017 (d)                          $      4,000   $ 3,895
     6.000% due 05/16/2017                                    11,300    11,215
Freddie Mac
     5.125% due 01/15/2012                             EC        300       253
Government National Mortgage Association
     7.625% due 11/20/2021 (d)                          $         22        23
     6.750% due 07/20/2022 (d)                                   370       379
     6.750% due 09/20/2023 (d)                                   207       213
     6.750% due 07/20/2025 (d)                                   152       155
     7.750% due 09/20/2025 (d)                                    20        20
     7.625% due 12/20/2025 (d)                                    11        11
     7.750% due 09/20/2026 (d)                                    12        12
     7.625% due 11/20/2026 (d)                                   238       244
     7.625% due 11/20/2026 (d)                                   120       123
     7.625% due 12/20/2026 (d)                                    24        25
     6.375% due 05/20/2028 (d)                                   123       125
     6.000% due 08/15/2028-05/20/2030 (d)(i)                   2,154     1,114
     6.250% due 01/20/2030 (d)                                   521       527
     2.450% due 02/16/2030 (d)                                   781       781
     2.500% due 02/16/2030 (d)                                   903       907
     5.250% due 06/20/2030 (d)                                   696       703
J.P. Morgan Commercial Mortgage Finance Corp.
     6.465% due 11/15/2035                                       600       602
Puma Finance Ltd.
     2.670% due 04/15/2031 (d)(h)                                178       179
Residential Accredit Loans, Inc.
     7.500% due 11/25/2029                                       419       426
Residential Funding Mortgage Securities, Inc.
     2.270% due 05/12/2032 (d)                                 1,173     1,175
Small Business Investment Cos.
     6.640% due 02/10/2011                                       600       610
Structured Asset Mortgage Investments, Inc.
     6.566% due 06/25/2029 (d)                                   162       160
Washington Mutual Mortgage Securities Corp.
     6.010% due 04/25/2031 (d)                                   200       199
                                                                      --------
                                                                        25,475
                                                                      ========
Municipal Bonds & Notes 0.2%
Chicago, Illinois Water Revenue
Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                                100        94

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                                100        93
                                                                      --------
                                                                           187
                                                                      ========
U.S. Government Agencies 3.3%
Fannie Mae
     4.760% due 12/26/2003                                       300       302
Federal Farm Credit Bank
     7.010% due 05/02/2003                                       500       502
Resolution Funding Corp.
     0.000% due 10/15/2020                                     1,500       446
     0.000% due 01/15/2021                                     5,300     1,552
                                                                      --------
                                                                         2,802
                                                                      ========
U.S. Treasury Obligations 35.1%
Treasury Inflation Protected Securities (k)
     3.375% due 01/15/2007 (b)                                   447       456
     3.875% due 04/15/2029                                       323       343
U.S. Treasury Bonds
    11.250% due 02/15/2015                                       700     1,042
     8.750% due 05/15/2017                                     1,400     1,787
     8.125% due 08/15/2019 (j)                                 9,300    11,390
     8.125% due 08/15/2021                                       200       247
     7.125% due 02/15/2023                                       600       676
     6.250% due 08/15/2023                                     6,200     6,351
     6.625% due 02/15/2027                                       300       323
     5.375% due 02/15/2031 (j)                                 5,000     4,688
U.S. Treasury Notes
     6.500% due 02/15/2010                                       300       321
U.S. Treasury Strips
     0.000% due 11/15/2015                                       700       304
     0.000% due 11/15/2016                                     4,400     1,791
                                                                      --------
                                                                        29,719
                                                                      ========
Preferred Security 0.9%
DG Funding Trust
     4.159% due 12/29/2049 (d)                                    70  $    721
                                                                      --------
Total United States                                                     71,906
                                                                      ========
(Cost $73,595)

PURCHASED CALL OPTIONS 0.1%

Eurodollar December Futures (CME)
     Strike @ 96.250 Exp. 12/16/2002                    $     62,000        52
Eurodollar March Futures (CME)
     Strike @ 95.500 Exp. 03/17/2003                          50,000        61
U.S. Treasury Note June Futures (CBOT)
     Strike @ 112.000 Exp. 05/25/2002                          7,300         1
                                                                      --------
Total Purchased Call Options                                               114
                                                                      ========
(Cost $143)

PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
     Strike @ 100.000 Exp. 06/03/2002                  EC      9,300         0
Euro-Bobl June Futures (OTC)
     Strike @ 97.500 Exp. 06/03/2002                          13,000         0
Eurodollar June Futures (CME)
     Strike @ 92.500 Exp. 06/17/2002                    $     79,000         0
Interest Rate Swap (OTC)
     7.500% due 05/01/2032
     Strike @ 7.500 Exp. 04/29/2002                              700         0
Japanese Government Bond June Futures (OTC)
     Strike @ 124.500 due 06/03/2002                   JY  1,500,000         0
Republic of France (OTC)
     5.500% due 04/25/2010
     Strike @ 92.000 Exp. 06/03/2002                   EC      3,500         0
Republic of Germany (OTC)
     4.500% due 08/18/2006
     Strike @ 92.500 Exp. 06/03/2002                          11,300         0
Republic of Germany (OTC)
     4.500% due 08/18/2006
     Strike @ 94.500 Exp. 06/03/2002                           7,600         0
Republic of Italy (OTC)
     4.750% due 07/01/2005
     Strike @ 95.000 Exp. 06/03/2002                           3,000         0
U.S. Treasury Note June Futures (CBOT)
     Strike @ 92.000 Exp. 05/25/2002                    $      3,200         1
                                                                      --------
Total Purchased Put Options                                                  1
                                                                      ========
(Cost $33)

SHORT-TERM INSTRUMENTS 19.5%

Commercial Paper 12.4%
Fannie Mae                                                       335       334
     1.750% due 05/08/2002 (b)
     2.065% due 09/04/2002                                       100        99
Freddie Mac
     1.820% due 04/01/2002                                    10,000    10,000
Sprint Capital Corp.
     3.480% due 05/09/2002                                       100       100
                                                                      --------
                                                                        10,533
                                                                      ========
Repurchase Agreement 6.8%
State Street Bank
     1.550% due 04/01/2002                                     5,777     5,777
                                                                      --------
     (Dated 03/28/2002. Collateralized by Federal Home
     Loan Bank 5.000% due 02/28/2003 valued at $5,896.
     Repurchase proceeds are $5,778.)

U.S. Treasury Bills 0.3%
     1.550% due 05/02/2002 (b)                                   280       280
                                                                      --------
Total Short-Term Instruments                                            16,590
                                                                      ========
(Cost $16,590)

See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 61

Global Bond Fund II
March 31, 2002

                                                  Principal
                                                     Amount              Value
                                                     (000s)             (000s)
--------------------------------------------------------------------------------
Total Investments (a) 154.6%                                     $    131,062
(Cost $134,491)

Written Options (c) (0.6%)                                               (480)
(Premiums $871)
Other Assets and                                                      (45,808)
 Liabilities (Net) (54.0%)                                       ---------------

Net Assets 100.0%                                                $     84,774
                                                                 ===============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $134,499 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
overtax cost.                                                    $        398

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (3,835)
                                                                 ---------------

Unrealized depreciation-net                                      $     (3,437)
                                                                 ===============

(b) Securities with an aggregate market value of $1,070 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                            217     $       (185)
Government of Japan 10 Year Note (06/2002)                  15              166
United Kingdom 90 Day LIBOR Futures (06/2002)                5               (6)
United Kingdom 90 Day LIBOR Futures (03/2003)                5               (3)
U.S. Treasury 5 Year Note (06/2002)                         11              (25)
U.S. Treasury 10 Year Note (06/2002)                        88              (74)
U.S. Treasury 30 Year Bond (06/2002)                        25              127
Eurodollar December Futures (12/2002)                        8                0
                                                                   -------------
                                                                   $          0
                                                                   =============

(c) Premiums received on written options:
                                                      # of
Type                                             Contracts   Premium     Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.175 Exp. 10/04/2004                   8,000,000   $   248   $     61
Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/20/2003                   2,200,000       102         45
Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/20/2003                   2,200,000       102        155
Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.650 Exp. 11/19/2003                   3,200,000       109         42
Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.500 Exp. 04/29/2002                   1,000,000        23          0
Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500 Exp. 01/07/2005                   5,200,000       114         61
Call - CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/17/2002                         62        47         43
Call - CBOT U.S. Treasury Note June Futures
Strike @ 109.000 Exp. 05/25/2002                        77        48          4
Call - CBOT U.S. Treasury Note June Futures
Strike @ 106.000 Exp. 05/25/2002                        56        43         14
Put - CBOT U.S. Treasury Note June Futures
Strike @ 101.000 Exp. 05/25/2002                        77        35         55
                                                             -------------------
                                                             $   871   $    480
                                                             ===================


(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                        Coupon
Type                       (%)        Maturity       Par       Value    Proceeds
--------------------------------------------------------------------------------
Government of Japan      1.200      06/20/2011   224,000   $   1,671  $    1,591
Republic of Venezuela    1.000      12/18/2007     1,000         820         819
U.S. Treasury Bond       5.375      02/15/2031     5,000       4,688       4,894
U.S. Treasury Note       5.500      05/15/2009     7,300       7,393       7,406
                                                           ---------------------
                                                           $  14,572  $   14,710
                                                           =====================

(f) Foreign forward currency contracts outstanding at March 31, 2002:

                              Principal
                                 Amount                              Unrealized
                             Covered by          Settlement        Appreciation/
Type      Currency             Contract               Month       (Depreciation)
--------------------------------------------------------------------------------
Buy             A$                  504             05/2002        $          2
Sell                              1,385             05/2002                 (16)
Buy             BP                  198             05/2002                   0
Sell                              1,862             05/2002                  (2)
Buy             C$                  330             04/2002                   0
Sell                              1,283             04/2002                   1
Buy                                 807             05/2002                  (5)
Sell            DK                6,468             06/2002                   4
Buy             EC                3,885             04/2002                 (29)
Sell                             16,319             04/2002                  88
Buy            HK$                2,364             04/2002                   0
Buy             JY              260,685             04/2002                  10
Sell                            998,989             04/2002                  99
Sell            N$                1,352             04/2002                 (30)
Sell            SF                2,681             04/2002                  22
Sell            SK                2,907             04/2002                  (1)
Buy             SR                2,350             04/2002                   3
                                                                   -------------
                                                                   $        146
                                                                   =============


(g) Principal amount denoted in indicated currency:

          A$  - Australian Dollar
          BF  - Belgian Franc
          BP  - British Pound
          C$  - Canadian Dollar
          DK  - Danish Krone
          DM  - German Mark
          EC  - Euro
          HK$ - Hong Kong Dollar
          JY  - Japanese Yen
          N$  - New Zealand Dollar
          SF  - Swiss Franc
          SK  - Swedish Krona
          SR  - South Africa Rand

(h) Restricted security.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Security, or a portion thereof, subject to financing transaction.

(k) Principal amount of the security is adjusted for inflation.

62    PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

(l) Swap agreements outstanding at March 31, 2002:

                                                                     Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                    JY   720,000    $         (5)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                         340,000              28

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                    EC     1,300    $         (1)

Receive floating rate based on 3-month Canadian
Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                    C$     6,600              17

Receive floating rate based on 1-month LIBOR minus 0.250% and pay a fixed rate equal to 0.000%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                     $     1,600               0

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                    JY   226,000            (112)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                         232,000             (57)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 03/15/2031                                    EC     1,500             (37)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                           3,700             103

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                           2,000              (5)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                    H$    50,000            (132)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                     $     6,400    $        122

Receive fixed rate equal to 5.440% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                             600               7

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                    H$     4,300              (6)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                    BP     3,500    $         (2)

Receive a fixed rate equal to 5.250 % and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                           5,200              27

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                           2,680             (10)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                           1,300              (9)

Receive a fixed rate equal to 5.250 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                             400              (2)

Receive a fixed rate equal to 5.500 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                           1,700              32

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                     $     1,800              21

Receive a fixed rate equal to 3.905% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/18/2003                                          73,200              (3)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                             800             102

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 63

Global Bond Fund II
March 31, 2002

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                    EC     2,900    $        101

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                     $    14,500              (3)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                           3,600              16

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                           4,000             (19)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                           3,400             (60)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                           5,700              44

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                           2,200              20

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                    JY   660,000              (2)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                    BP       800    $          1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                           1,100               3

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due
11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                     $       600              (6)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due
02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                     $       800    $          0

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due
04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                             300               1

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due
04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                             500               1

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due
04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                             400               3

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due
04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                             400               1

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due
07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                             600               0
                                                                   -------------
                                                                   $        179
                                                                   =============

                                                   Fixed  Notional    Unrealized
Type                                          Spread (%)    Amount  Appreciation
--------------------------------------------------------------------------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury
Rate.

Broker: Bank of America
Exp. 08/30/2002                                   0.6400  $ 22,900  $        68

Receive a fixed spread and pay the 5-year
Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 05/15/2002                                   0.6285     8,100           14

Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/30/2002                                   0.6000    22,900           28
                                                                    ------------
                                                                    $       110
                                                                    ============

64  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
GNMA Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 1.5%
Federal Farm Credit Bank
    5.750% due 01/18/2011                              $    1,000    $      979
Small Business Administration
    7.449% due 08/01/2010                                     487           518
                                                                     ----------
Total U.S. Government Agencies                                            1,497
                                                                     ==========
(Cost $1,486)

  U.S. TREASURY OBLIGATIONS 2.0%

Treasury Inflation Protected Securities (f)
    3.375% due 01/15/2012                                   1,995         2,002
                                                                     ----------
Total U.S. Treasury Obligations                                           2,002
                                                                     ==========
(Cost $1,977)

  MORTGAGE-BACKED SECURITIES 107.7%

Collateralized Mortgage Obligations 18.9%
ABN AMRO Mortgage Corp.
    6.750% due 04/25/2029                                     245           191
CS First Boston Mortgage Securities Corp.
    2.900% due 08/25/2031 (d)                                 700           700
    2.478% due 03/25/2032 (d)                               1,600         1,600
Fannie Mae
    6.000% due 11/18/2017                                      72            73
    6.500% due 09/25/2023                                     139           131
Freddie Mac
    6.500% due 11/25/2023                                     137           123
General Electric Capital Mortgage Services, Inc.
    6.750% due 06/25/2028                                      50            50
Government National Mortgage Association
    7.250% due 12/20/2026                                   1,157         1,162
    7.300% due 09/20/2028                                     922           950
    2.200% due 08/16/2031 (d)                                 785           784
    2.040% due 02/16/2032 (d)                               9,711         9,753
PNC Mortgage Securities Corp.
    7.750% due 11/25/2030                                     575           578
Structured Asset Securities Corp.
    2.380% due 03/25/2031 (d)                                 513           514
Washington Mutual Mortgage Securities Corp.
    6.010% due 04/25/2031 (d)                               2,000         1,989
                                                                     ----------
                                                                         18,598
                                                                     ==========
Fannie Mae 14.5%
    6.000% due 05/16/2017-04/11/2032 (e)                   11,500        11,367
    6.500% due 04/11/2032                                   2,000         1,989
    6.800% due 05/01/2003                                     905           922
    7.276% due 03/01/2018 (d)                                  32            33
    9.000% due 07/01/2018                                      23            25
                                                                     ----------
                                                                         14,336
                                                                     ==========
Federal Housing Administration 0.6%
    7.430% due 03/01/2022                                      81            82
    8.137% due 09/01/2040                                     473           470
                                                                     ----------
                                                                            552
                                                                     ==========
Freddie Mac 3.1%
    5.794% due 05/01/2019 (d)                                  40            41
    6.136% due 06/01/2030 (d)                                  78            79
    7.325% due 05/01/2031                                   2,869         2,961
                                                                     ----------
                                                                          3,081
                                                                     ==========
Government National Mortgage Association 70.1%
    5.500% due 07/20/2029 (d)                               2,524         2,566
    6.000% due 04/18/2032                                  18,000        17,466
    6.375% due 05/20/2016-02/20/2026 (d)(e)                   631           646
    6.500% due 04/20/2031-04/18/2032 (d)(e)                20,493        20,494
    6.625% due 12/20/2017 (d)                                  59            61
    6.750% due 07/20/2018-08/20/2025 (d)(e)                   151           154
    7.000% due 04/18/2032                                  27,000        27,523
    7.500% due 10/20/2030 (d)                                  48            49
   11.250% due 07/20/2015                                     114           128
                                                                     ----------
                                                                         69,087
                                                                     ==========
Stripped Mortgage-Backed Securities 0.5%
CS First Boston Mortgage Securities Corp. (IO)
    8.073% due 08/25/2004                                   3,952           290
Fannie Mae (IO)
    7.000% due 09/25/2021                                   1,276            62
Freddie Mac (IO)
    3.037% due 07/15/2020 (d)                               1,798            41
    7.500% due 08/15/2029                                     708           131
                                                                     ----------
                                                                            524
                                                                     ----------
Total Mortgage-Backed Securities                                        106,178
                                                                     ==========
(Cost $106,333)

  ASSET-BACKED SECURITIES 6.0%

Advanta Business Card Master Trust
    3.351% due 04/20/2008 (d)                                 100           101
Asset-Backed Securities Home Equity Corp.
    2.320% due 03/15/2032 (d)                               1,891         1,898
Bear Stearns Asset-Backed Securities, Inc.
    6.750% due 02/25/2032 (d)                               1,000         1,010
Chase Funding Loan Acquisition Trust
    2.090% due 04/25/2031 (d)                               1,401         1,392
Chase Funding Mortgage Loan Asset-Backed Certificates
    3.650% due 10/25/2030 (d)                                 200           199
Conseco Finance
    9.290% due 12/15/2029                                     500           535
General Electric Capital Mortgage Services, Inc.
    7.200% due 04/25/2029                                     287           284
Indymac Home Equity Loan Asset-Backed Trust
    2.920% due 12/25/2031 (d)                                 200           200
NPF XII, Inc.
    2.590% due 10/01/2003 (d)                                 300           301
                                                                     ----------
Total Asset-Backed Securities                                             5,920
                                                                     ==========
(Cost $5,868)

  PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures
    Strike @ 95.500 Exp. 03/17/2003                       130,000           158
U.S. Treasury Bond (OTC)
    6.000% due 06/30/2002
    Strike @ 104.00 Exp. 05/24/2002                         1,400             2
                                                                     ----------
Total Purchased Call Options                                                160
                                                                     ==========
(Cost $207)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 92.250 Exp. 06/17/2002                        40,000             1
                                                                     ----------
Total Purchased Put Options                                                   1
                                                                     ==========
(Cost $0)

  SHORT-TERM INSTRUMENTS 57.9%

Commercial Paper 56.3%
Fannie Mae
    1.815% due 07/03/2002                                   4,000         3,979
    1.865% due 08/14/2002                                   7,000         6,945
    1.880% due 08/28/2002                                  10,000         9,911
    1.910% due 09/04/2002                                   2,500         2,477
    2.060% due 09/20/2002                                     700           692

Freddie Mac
    1.820% due 04/01/2002                                  23,200        23,200
    1.985% due 08/15/2002                                   1,700         1,686
    1.870% due 08/30/2002                                   1,800         1,784

UBS Finance, Inc.
    1.850% due 04/01/2002                                   1,800         1,800
    1.920% due 08/21/2002                                   3,000         2,977
                                                                     ----------
                                                                         55,451
                                                                     ==========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  65

GNMA Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------

Repurchase Agreement 1.3%
State Street Bank
    1.550% due 04/01/2002                              $    1,318    $    1,318
                                                                     ----------
    (Dated 03/28/2002. Collateralized by Fannie Mae
    3.125% due 11/14/2003 valued at $1,347.
    Repurchase proceeds are $1,318.)

U.S. Treasury Bills 0.3%
    1.698% due 05/02/2002 (b)(e)                              255           255
                                                                     ----------
Total Short-Term Instruments                                             57,024
                                                                     ==========
(Cost $57,050)

Total Investments (a) 175.3%                                         $  172,782
(Cost $172,921)

Written Options (c) 0.0%                                                     (2)
(Premiums $26)

Other Assets and Liabilities (Net) (75.3%)                              (74,231)
                                                                     ----------

Net Assets 100.0%                                                    $   98,549
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $172,897 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $      258

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (373)
                                                                     ----------
Unrealized depreciation-net                                          $     (115)
                                                                     ==========

(b) Securities with an aggregate market value of $255 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                             # of     Unrealized
Type                                                     Contract (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                         30    $      (22)
                                                                     ----------

(c) Premiums received on written options:

                                                  #
                                                 of
Type                                       Contract       Premium         Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
  Strike @ 108.00 Exp. 05/25/2002                23    $       26    $        2
                                                       ------------------------

(d) Variable rate security. The rate is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)      Maturity      Par         Value      Proceeds
-------------------------------------------------------------------------------
Fannie Mae             7.000    05/13/2032    8,000    $    8,112    $    8,121
                                                       ------------------------

66  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
High Yield Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 81.8%
Banking & Finance 5.8%
Arvin Capital
    9.500% due 02/01/2027                              $   14,500    $   12,620
Beaver Valley Funding Corp.
    8.625% due 06/01/2007                                  14,197        15,066
    9.000% due 06/01/2017                                   9,432        10,068
Bluewater Finance Ltd.
    10.250% due 02/15/2012                                 15,675        16,380
Choctaw Resort Development Enterprise
    9.250% due 04/01/2009                                   6,675         6,909
Community Health Credit LK
   10.000% due 07/10/2005                                   3,500         3,500
    8.500% due 11/09/2006                                   3,000         3,000
Credit & Repack Securities Ltd.
   10.250% due 10/30/2006                                  10,150        10,150
Finova Group, Inc.
    7.500% due 11/15/2009 (k)                              40,375        14,232
Forest City Enterprises, Inc.
    8.500% due 03/15/2008                                  15,294        15,523
Gemstone Investors Ltd.
    7.710% due 10/31/2004                                  27,350        27,319
General Motors Acceptance Corp.
    2.410% due 05/16/2003 (d)                                 631           626
Golden State Holdings
    7.125% due 08/01/2005                                   5,137         5,089
    9.125% due 12/31/2049                                      50         1,246
Huntsman International LLC
   11.100% due 12/19/2004                                   3,000         2,942
Jet Equipment Trust
    9.410% due 06/15/2010                                     937           803
   10.000% due 06/15/2012                                   8,680         7,132
    7.630% due 08/15/2012                                   2,868         2,521
Morgan Stanley Tracers
    7.201% due 09/15/2011 (d)                              22,964        23,319
National Rural Utilities Cooperative Finance Corp.
    8.000% due 03/01/2032                                   4,000         4,112
Pemex Master Trust
    8.000% due 11/15/2011                                  20,900        21,214
Presidential Life Insurance Corp.
    7.875% due 02/15/2009                                   7,451         7,251
Pride Credit Link
    8.900% due 04/01/2007                                   5,000         5,000
    8.850% due 04/02/2007                                   5,000         5,000
Reliance Group Holdings, Inc.
    9.000% due 11/15/2049 (k)                               3,769           113
Trizec Finance Ltd.
   10.875% due 10/15/2005                                  12,947        13,303
UCAR Finance, Inc.
    6.201% due 09/01/2008                                   2,300         2,035
                                                                     ----------
                                                                        236,473
                                                                     ==========
Industrials 63.8%
360 Networks, Inc.
   13.000% due 05/01/2008 (k)                               5,740             1
   11.990% due 08/01/2009 (k)                               5,969            30
Ackerley Group, Inc.
    9.000% due 01/15/2009                                   5,000         5,450
Adelphia Communications Corp.
    9.250% due 10/01/2002                                     550           547
    8.125% due 07/15/2003                                     300           291
   10.250% due 11/01/2006                                  27,883        26,071
    9.875% due 03/01/2007                                   3,410         3,188
    7.875% due 05/01/2009                                      50            43
    9.375% due 11/15/2009                                     300           282
   10.875% due 10/01/2010                                      15            14
   10.250% due 06/15/2011                                   7,700         7,007
Argasy Gaming Co.
   10.750% due 06/01/2009                                   1,000         1,108
Airgas, Inc.
    7.140% due 03/08/2004                                   4,850         4,894
    7.750% due 09/15/2006                                   1,375         1,399
    9.125% due 10/01/2011                                  13,975        14,883
Alliant Techsystems, Inc.
    8.500% due 05/15/2011                                  12,100        12,947
Allied Waste Industries, Inc.
    6.100% due 01/15/2003                                   4,659         4,637
    7.375% due 01/01/2004                                     810           802
    7.875% due 03/15/2005                                   1,578         1,579
    6.375% due 01/15/2008                                   1,125         1,020
   10.000% due 08/01/2009                                     775           789
Allied Waste North America, Inc.
    7.625% due 01/01/2006                                  10,104         9,801
    8.875% due 04/01/2008                                  10,415        10,701
    8.500% due 12/01/2008                                  26,620        27,019
    7.875% due 01/01/2009                                  39,985        38,685
American Airlines, Inc.
   10.610% due 03/04/2010                                     650           658
    6.978% due 04/01/2011                                   2,000         2,028
    7.858% due 10/01/2011                                   3,400         3,508
American Cellular Corp.
    9.500% due 10/15/2009                                  21,975        16,262
American Media Operation, Inc.
   10.250% due 05/01/2009                                  12,439        12,937
American Standard Cos., Inc.
    7.375% due 04/15/2005                                   2,735         2,776
    7.375% due 02/01/2008                                   3,100         3,147
AmeriGas Partners LP
   10.000% due 04/15/2006                                  10,000        10,650
   10.125% due 04/15/2007                                   4,392         4,546
    8.875% due 05/20/2011                                   1,400         1,449
AmerisourceBergen Corp.
    8.125% due 09/01/2008                                  14,825        15,566
AM-FM, Inc.
    8.750% due 06/15/2007                                     225           235
    8.125% due 12/15/2007                                   4,100         4,269
    8.000% due 11/01/2008                                   5,244         5,506
Amphenol Corp.
    9.875% due 05/15/2007                                  10,576        11,211
Arco Chemical Co.
    9.375% due 12/15/2005                                   9,925         9,975
   10.250% due 11/01/2010                                   5,400         5,468
Argosy Gaming Co.
    9.000% due 09/01/2011                                   7,600         8,056
Armkel LLC
    9.500% due 08/15/2009                                   4,300         4,601
Avecia Group PLC
   11.000% due 07/01/2009                                   8,075         8,438
Ball Corp.
    7.750% due 08/01/2006                                   7,704         7,974
    8.250% due 08/01/2008                                   5,500         5,754
Barrett Resources Corp.
    7.550% due 02/01/2007                                   8,407         8,310
Beckman Coulter, Inc.
    7.050% due 06/01/2026                                     280           295
Bergen Brunswig Corp.
    7.250% due 06/01/2005                                     500           515
Beverly Enterprises, Inc.
    9.000% due 02/15/2006                                  18,070        18,431
    9.625% due 04/15/2009                                   8,550         8,774
Boise Cascade Corp.
    7.500% due 02/01/2008                                   1,400         1,373
Boyd Gaming Corp.
    8.750% due 04/15/2012                                   6,225         6,270
Briggs & Stratton Corp.
    8.875% due 03/15/2011                                  12,050        12,833
British Sky Broadcasting Group PLC
    7.300% due 10/15/2006                                   6,733         6,714
    6.875% due 02/23/2009                                  11,700        11,024
    8.200% due 07/15/2009                                  25,899        26,204
Building Materials Corp.
    7.750% due 07/15/2005                                     971           841
    8.000% due 10/15/2007                                   1,007           831
    8.000% due 12/01/2008                                  10,251         8,345
Cadmus Communications Corp.
    9.750% due 06/01/2009                                   3,700         3,760
Canwest Media, Inc.
   10.625% due 05/15/2011                                  10,925        12,072
Century Aluminum Co.
   11.750% due 04/15/2008                                   5,475         5,804

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  67

High Yield Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Century Communications Corp.
    9.500% due 03/01/2005                              $   11,000    $   10,615
    8.750% due 10/01/2007                                   6,225         5,634
CF Cable TV, Inc.
    9.125% due 07/15/2007                                   9,149         9,184
Charter Communications Holdings LLC
    8.250% due 04/01/2007                                  12,345        11,234
   10.000% due 04/01/2009                                  12,347        11,915
    8.625% due 04/01/2009                                   5,844         5,318
   10.750% due 10/01/2009                                  10,450        10,450
    9.625% due 11/15/2009                                  26,475        25,284
    0.000% due 01/15/2010                                     550           371
    0.000% due 04/01/2011                                   8,000         5,540
   10.000% due 05/15/2011                                   2,000         1,920
Chesapeake Energy Corp.
    8.375% due 11/01/2008                                  10,750        10,925
Compass Minerals Group, Inc.
   10.000% due 08/15/2011                                   2,425         2,567
Constellation Brands, Inc.
    8.000% due 02/15/2008                                   4,600         4,761
    8.500% due 03/01/2009                                  10,500        10,973
    8.125% due 01/15/2012                                   8,600         8,815
Container Corp. of America
    9.750% due 04/01/2003                                     789           805
Continental Airlines, Inc.
    7.033% due 06/15/2011                                   2,007         1,819
    7.461% due 04/01/2015                                   3,652         3,587
    7.373% due 12/15/2015                                  10,000         9,559
Continental Cablevision
    9.500% due 08/01/2013                                   7,900         8,370
Cott Beverages, Inc.
    8.000% due 12/15/2011                                   6,475         6,588
Crown Castle International Corp.
    0.000% due 11/15/2007                                   3,250         2,810
   10.750% due 08/01/2011                                  10,005         9,054
CSC Holdings, Inc.
    7.875% due 12/15/2007                                   2,729         2,714
    7.250% due 07/15/2008                                   2,100         2,013
    8.125% due 07/15/2009                                   4,350         4,351
    8.125% due 08/15/2009                                   4,400         4,401
    7.625% due 04/01/2011                                  53,925        52,196
    9.875% due 02/15/2013                                   2,595         2,751
    7.875% due 02/15/2018                                   2,700         2,512
    7.625% due 07/15/2018                                  16,900        15,290
    9.875% due 04/01/2023                                   2,805         2,945
DaVita, Inc.
    9.250% due 04/15/2011                                   1,350         1,584
Delta Air Lines, Inc.
    9.450% due 02/14/2006                                     200           195
    9.300% due 01/02/2010                                   1,800         1,612
   10.790% due 03/26/2014                                   2,264         1,971
Dimon, Inc.
    9.625% due 10/15/2011                                   6,500         6,922
Domtar, Inc.
    7.875% due 10/15/2011                                   7,500         7,851
Dresser, Inc.
    9.375% due 04/15/2011                                  27,545        28,508
Dunlop Stand Aerospace Holdings
   11.875% due 05/15/2009                                  10,525        10,787
Dynegy-Roseton Danskamme
    7.270% due 11/08/2010                                   1,000           931
    7.670% due 11/08/2016                                   1,500         1,431
Echostar Broadband Corp.
   10.375% due 10/01/2007                                   2,850         3,071
Echostar Communications Corp.
    9.250% due 02/01/2006                                  21,077        21,709
    9.375% due 02/01/2009                                   9,904        10,350
Echostar DBS Corp.
    9.125% due 01/15/2009                                   5,875         6,081
El Paso Cedar Brakes II LLC
    9.875% due 09/01/2013                                  18,000        18,591
Electric Lightwave, Inc.
    6.050% due 05/15/2004                                   3,450         3,351
Equistar Chemical Funding
   10.125% due 09/01/2008                                  12,245        12,674
Equistar Chemicals LP
    8.750% due 02/15/2009                                   6,500         6,301
Extended Stay America, Inc.
    9.150% due 03/15/2008                                   2,950         2,980
    9.875% due 06/15/2011                                  11,740        12,327
Extendicare Health Services
    9.350% due 12/15/2007                                   9,300         8,510
Fairpoint Communications, Inc.
    9.500% due 05/01/2008                                   5,912         5,084
    6.358% due 05/01/2008 (d)                               2,000         1,450
   12.500% due 05/01/2010                                     150           148
Ferrellgas Partners LP
    9.375% due 06/15/2006                                  15,806        16,359
    7.240% due 08/01/2010                                   3,000         2,922
Ferro Corp.
    9.125% due 01/01/2009                                   8,900         9,245
Fisher Scientific International
    7.125% due 12/15/2005                                  10,845        10,791
    9.000% due 02/01/2008                                  18,314        18,955
Flag Ltd.
    8.250% due 01/30/2008                                  19,741         4,244
Foamex LP
   10.750% due 04/01/2009 (j)                               4,100         4,223
Ford Motor Co.
    7.450% due 07/16/2031                                   2,275         2,063
Forest Oil Corp.
   10.500% due 01/15/2006                                   2,828         3,033
    8.000% due 06/15/2008                                   8,972         9,219
Fox/Liberty Networks LLC
    8.875% due 08/15/2007                                  14,375        15,022
    9.750% due 08/15/2007                                   7,690         7,815
Fresenius Medical Care
    7.875% due 06/15/2011                                  17,845        17,890
Garden State Newspapers
    8.750% due 10/01/2009                                  12,860        12,796
    8.625% due 07/01/2011                                   6,076         5,970
Georgia-Pacific Corp.
    8.125% due 05/15/2011                                   1,500         1,467
    9.625% due 03/15/2022                                   5,000         4,703
    9.500% due 05/15/2022                                   3,200         3,010
    9.125% due 07/01/2022                                   3,700         3,388
    8.875% due 05/15/2031                                   2,000         1,889
Golden Northwest Aluminum
   12.000% due 12/15/2006                                     950           575
Graphic Packaging Corp.
    8.625% due 02/15/2012                                   4,825         5,030
Gray Communication System, Inc.
    9.250% due 12/15/2011                                  10,100        10,454
Harrahs Operating Co., Inc.
    7.875% due 12/15/2005                                  33,906        35,093
    7.125% due 06/01/2007                                     500           508
    7.500% due 01/15/2009                                  21,197        21,576
    8.000% due 02/01/2011                                     500           523
HCA - The Healthcare Co.
    7.125% due 06/01/2006                                  12,425        12,705
    8.850% due 01/01/2007                                  16,485        17,980
    7.000% due 07/01/2007                                  16,600        16,798
    7.250% due 05/20/2008                                   1,100         1,114
    8.700% due 02/10/2010                                  14,980        16,318
    8.750% due 09/01/2010                                   3,950         4,335
    7.875% due 02/01/2011                                   1,500         1,568
    7.500% due 12/15/2023                                     800           729
    8.360% due 04/15/2024                                  10,500        10,520
HEALTHSOUTH Corp.
    8.500% due 02/01/2008                                  10,030        10,431
    7.000% due 06/15/2008                                     900           873
   10.750% due 10/01/2008                                     900           995
    8.375% due 10/01/2011                                  21,800        22,781
Hercules, Inc.
    6.625% due 06/01/2003                                     300           299
    4.150% due 10/15/2003                                     223           219
   11.125% due 11/15/2007                                  15,439        16,983
    6.600% due 08/01/2027                                   2,460         2,349
HMH Properties, Inc.
    7.875% due 08/01/2005                                  23,139        23,139
    7.875% due 08/01/2008                                   2,450         2,426
    8.450% due 12/01/2008                                     250           255

68  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Hollinger International Publishing
    9.250% due 02/01/2006                              $   10,039    $   10,365
    9.250% due 03/15/2007                                   4,792         4,966
Hollinger Participation Trust (i)
   12.125% due 11/15/2010                                  15,436        14,896
Horseshoe Gaming Holding
    8.625% due 05/15/2009                                  18,675        19,515
Host Marriott LP
    8.375% due 02/15/2006                                  14,137        14,314
    9.500% due 01/15/2007                                  25,300        26,628
    9.250% due 10/01/2007                                   5,100         5,304
Ingles Markets, Inc.
    8.875% due 12/01/2011                                  11,800        11,918
Insight Midwest/Insight Capital
    9.750% due 10/01/2009                                     510           536
   10.500% due 11/01/2010                                  11,600        12,644
International Game Technology
    7.875% due 05/15/2004                                   8,350         8,653
    8.375% due 05/15/2009                                  23,601        24,663
ISP Chemco, Inc.
   10.250% due 07/01/2011                                  22,280        23,673
ISP Holdings, Inc.
   10.625% due 12/15/2009                                  12,219        12,738
John Q. Hammons Hotels
    8.875% due 02/15/2004                                   5,734         5,748
    9.750% due 10/01/2005                                   1,633         1,684
Jupiters Ltd.
    8.500% due 03/01/2006                                  14,975        15,331
Kappa Beheer BV
   10.625% due 07/15/2009                                   1,775         1,961
Kmart Corp.
   12.350% due 01/01/2008 (k)                               3,506         1,996
KPNQWest BV
    8.125% due 06/01/2009                                  19,510         5,560
L-3 Communications Corp.
   10.375% due 05/01/2007                                   5,938         6,309
    8.500% due 05/15/2008                                     481           500
Lamar Media Corp.
    9.625% due 12/01/2006                                     100           105
Lear Corp.
    7.960% due 05/15/2005                                   8,340         8,611
Level 3 Communications, Inc.
   11.000% due 03/15/2008                                   2,938         1,366
    9.125% due 05/01/2008                                  17,655         7,768
    0.000% due 12/01/2008                                   5,375         1,398
    0.000% due 03/15/2010                                  18,000         3,690
   11.250% due 03/15/2010                                     789           359
Leviathan Gas Corp.
   10.375% due 06/01/2009                                   7,548         8,190
LIN Holdings Corp.
    0.000% due 03/01/2008                                     800           716
LIN Television Corp.
    8.000% due 01/15/2008                                  22,600        23,165
    8.375% due 03/01/2008                                     825           825
Longview Fibre Co.
   10.000% due 01/15/2009                                     450           470
Lyondell Chemical Co.
    9.625% due 05/01/2007                                   6,574         6,755
    9.875% due 05/01/2007                                   3,700         3,783
    9.500% due 12/15/2008                                   7,200         7,344
Macdermid, Inc.
    9.125% due 07/15/2011                                  10,425        10,894
Mail-Well Corp.
    9.625% due 03/15/2012                                  12,775        13,222
Mandalay Resort Group
    6.750% due 07/15/2003                                  20,332        20,586
    9.250% due 12/01/2005                                   6,112         6,341
    6.450% due 02/01/2006                                      79            77
   10.250% due 08/01/2007                                   2,038         2,216
    9.500% due 08/01/2008                                   6,550         7,107
    9.375% due 02/15/2010                                   8,300         8,777
    7.000% due 11/15/2036                                   4,100         3,778
    6.700% due 11/15/2096                                   3,350         3,303
Manor Care, Inc.
    7.500% due 06/15/2006                                     900           914
    8.000% due 03/01/2008                                   7,655         7,942
Marsh Supermarkets, Inc.
    8.875% due 08/01/2007                                   6,416         6,456
Mediacom Broadband LLC
   11.000% due 07/15/2013                                  17,420        19,336
Mediacom LLC
    9.500% due 01/15/2013                                     575           607
Metromedia Fiber Network, Inc.
   10.000% due 11/15/2008 (k)                              18,051         1,354
   10.000% due 12/15/2009 (k)                               6,910           518
MGM Mirage, Inc.
    6.950% due 02/01/2005                                  28,143        27,992
    9.750% due 06/01/2007                                   1,350         1,465
    8.500% due 09/15/2010                                  18,650        19,487
Midwest Generation LLC
    8.300% due 07/02/2009                                   1,750         1,717
    8.560% due 01/02/2016                                   6,900         6,691
Millenium America, Inc.
    9.250% due 06/15/2008                                   2,500         2,588
Mirage Resorts, Inc.
    6.625% due 02/01/2005                                   2,761         2,745
    7.250% due 10/15/2006                                   3,656         3,561
    6.750% due 08/01/2007                                   1,900         1,792
Mohegan Tribal Gaming Authority
    8.125% due 01/01/2006                                   2,650         2,723
Newpark Resources, Inc.
    8.625% due 12/15/2007                                   9,255         8,746
Nextel Communications, Inc.
    0.000% due 09/15/2007                                  18,375        12,265
    0.000% due 10/31/2007                                   2,050         1,327
    0.000% due 02/01/2009                                  11,013         5,204
    9.375% due 11/15/2009                                   2,758         1,841
   12.500% due 11/15/2009                                   6,700         4,523
NL Industries, Inc.
   11.750% due 10/15/2003                                     990         1,005
Northwest Airlines, Inc.
    6.841% due 04/01/2011                                   6,100         5,910
Ocean Energy, Inc.
    8.875% due 07/15/2007                                   2,746         2,911
Om Group, Inc.
    9.250% due 12/15/2011                                  16,300        17,034
Omnicare, Inc.
    8.125% due 03/15/2011                                  21,215        22,435
Owens & Minor, Inc.
    8.500% due 07/15/2011                                   4,540         4,767
P&L Coal Holdings
    8.875% due 05/15/2008                                  10,054        10,732
PanAmSat Corp.
    6.000% due 01/15/2003                                   2,025         2,009
    8.500% due 02/01/2012                                  38,350        38,350
Park Place Entertainment Corp.
    7.875% due 12/15/2005                                   6,960         6,977
    8.875% due 09/15/2008                                  12,483        13,092
    7.875% due 03/15/2010                                   9,900         9,838
    8.125% due 05/15/2011                                   8,000         8,080
PharMerica, Inc.
    8.375% due 04/01/2008                                   1,000         1,038
Pioneer National Resources Co.
    8.875% due 04/15/2005                                  16,278        16,567
    8.250% due 08/15/2007                                   9,177         9,331
    6.500% due 01/15/2008                                   5,482         5,177
Price Communications Wireless, Inc.
    9.125% due 12/15/2006                                  28,267        29,539
Pride International, Inc.
    9.375% due 05/01/2007                                  17,136        17,929
Primedia, Inc.
    8.500% due 02/01/2006                                   2,621         2,464
    7.625% due 04/01/2008                                   6,507         5,629
    8.875% due 05/15/2011                                   8,050         7,366
PSS World Medical, Inc.
    8.500% due 10/01/2007                                  13,325        13,542
Quebecor Media, Inc.
   11.125% due 07/15/2011                                  27,059        29,494
Qwest Capital Funding, Inc.
    7.900% due 08/15/2010                                   5,100         4,314
    7.250% due 02/15/2011                                  32,110        26,126

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  69

High Yield Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Qwest Corp.
    8.875% due 03/15/2012                              $    4,900    $    4,835
    7.750% due 02/15/2031                                   5,560         4,239
R.H. Donnelly, Inc.
    9.125% due 06/01/2008                                   5,455         5,660
Racers
    8.375% due 10/01/2007                                  19,956        13,950
Renaissance Media Group
    0.000% due 04/15/2008                                  15,960        13,327
Rogers Cantel, Inc.
    8.800% due 10/01/2007                                   2,540         2,210
    8.300% due 10/01/2007                                   4,024         3,581
    9.375% due 06/01/2008                                  31,899        29,586
Rotech Healthcare, Inc.
    9.500% due 04/01/2012                                   3,200         3,320
Safety-Kleen Corp.
    9.250% due 06/01/2008 (k)                              22,459             2
    9.250% due 05/15/2009 (k)                              11,042             1
Santa Fe Energy Resources, Inc.
    8.750% due 06/15/2007                                   3,250         3,404
SC International Services, Inc.
    9.250% due 09/01/2007                                  15,620        14,292
Silgan Holdings, Inc.
    9.000% due 06/01/2009                                   7,556         7,896
Sinclair Broadcast Group, Inc.
    9.000% due 07/15/2007                                   4,062         4,174
    8.750% due 12/15/2011                                  20,350        21,011
Smithfield Foods, Inc.
    8.000% due 10/15/2009                                  14,650        14,980
SPX Corp.
    9.400% due 06/14/2005                                  15,900        15,847
Starwood Hotels & Resorts
    6.750% due 11/15/2005                                   7,400         7,360
Statia Terminals
   11.750% due 11/15/2003                                   2,000         2,070
Station Casinos, Inc.
    9.750% due 04/15/2007                                   5,903         6,170
    8.875% due 12/01/2008                                   1,421         1,462
    9.875% due 07/01/2010                                   2,789         3,005
Stone Container Corp.
   11.500% due 08/15/2006                                   3,476         3,771
    9.750% due 02/01/2011                                     100           109
Stone Energy Corp.
    8.250% due 12/15/2011                                   9,245         9,499
Telecorp PCS, Inc.
   10.625% due 07/15/2010                                   7,328         8,262
Telewest Communications PLC
   11.000% due 10/01/2007                                   2,274         1,160
    0.000% due 04/15/2009                                   3,546         1,285
Telewest Finance
    6.000% due 07/07/2005                                   7,850         3,611
Tembec Industries, Inc.
    8.500% due 02/01/2011                                   8,150         8,374
Tenet Healthcare Corp.
    8.125% due 12/01/2008                                  10,175        11,120
Tesoro Petroleum Corp.
    9.625% due 11/01/2008                                   3,025         3,086
Time Warner, Inc.
    9.750% due 07/15/2008                                   5,975         4,153
   10.125% due 02/01/2011                                   5,650         3,899
Transocean Sedco Forex, Inc.
    9.125% due 12/15/2003                                   1,250         1,340
Triad Hospitals, Inc.
    8.750% due 05/01/2009                                   8,800         9,416
   11.000% due 05/15/2009                                   3,213         3,607
Tritel PCS, Inc.
    0.000% due 05/15/2009                                  18,622        16,480
   10.375% due 01/15/2011                                  25,610        28,939
U.S. Airways, Inc.
    9.625% due 09/01/2003                                  18,688        15,380
    9.330% due 01/01/2006                                   3,336         2,150
    6.760% due 04/15/2008                                   2,677         2,528
United Air Lines, Inc.
    2.120% due 12/02/2002 (d)                               1,752         1,730
    7.730% due 07/01/2010                                  18,700        16,841
    7.186% due 04/01/2011                                     344           307
    6.602% due 09/01/2013                                   6,300         5,364
Univision Communications, Inc.
    7.850% due 07/15/2011                                  17,200        17,607
Vintage Petroleum, Inc.
    9.000% due 12/15/2005                                  22,141        22,030
    8.625% due 02/01/2009                                   4,750         4,560
    9.750% due 06/30/2009                                   4,009         4,029
    7.875% due 05/15/2011                                  10,750        10,105
VoiceStream Wireless Corp.
   10.375% due 11/15/2009                                   6,804         7,382
Waste Management, Inc.
    6.875% due 05/15/2009                                     500           486
    7.375% due 08/01/2010                                   3,925         3,907
    7.650% due 03/15/2011                                   4,250         4,274
WCG Corp.
    8.250% due 03/15/2004                                  39,945        40,188
Western Gas Resources, Inc.
   10.000% due 06/15/2009                                   5,625         5,991
Westport Belco Oil & Gas Corp.
    8.875% due 09/15/2007                                   4,200         4,410
Westport Resources Corp.
    8.250% due 11/01/2011                                   6,300         6,505
Williams Communications Group, Inc.
   10.700% due 10/01/2007 (k)                               7,518         1,165
   10.875% due 10/01/2009 (k)                               3,092           479
   11.875% due 08/01/2010 (k)                               4,000           580
World Color Press, Inc.
    8.375% due 11/15/2008                                   2,213         2,265
    7.750% due 02/15/2009                                  11,346        11,178
XTO Energy Inc.
    9.250% due 04/01/2007                                   1,111         1,167
    8.750% due 11/01/2009                                   4,285         4,498
Young Broadcasting, Inc.
    9.000% due 01/15/2006                                  17,890        18,203
    8.750% due 06/15/2007                                   1,027         1,027
    8.500% due 12/15/2008                                   6,360         6,646
   10.000% due 03/01/2011                                  11,625        12,148
                                                                     ----------
                                                                      2,653,689
                                                                     ==========
Utilities 12.2%
AES Corp.
    8.750% due 12/15/2002                                   3,000         2,805
    8.750% due 06/15/2008                                   1,800         1,395
    9.500% due 06/01/2009                                  17,194        13,497
    9.375% due 09/15/2010                                  15,115        11,865
    8.875% due 02/15/2011                                   8,175         6,254
AT&T Canada, Inc.
    0.000% due 06/15/2008                                  22,094         3,646
   10.625% due 11/01/2008                                   4,572           812
AT&T Corp.
    8.000% due 11/15/2031                                  13,325        12,979
BRL Universal Equipment
    8.875% due 02/15/2008                                   5,650         5,862
Calpine Corp.
    7.625% due 04/15/2006                                   4,925         3,870
    8.750% due 07/15/2007                                  21,441        16,744
    7.875% due 04/01/2008                                   7,248         5,662
    8.500% due 05/01/2008                                  14,100        11,260
    7.750% due 04/15/2009                                     789           617
    8.625% due 08/15/2010                                   5,750         4,521
    8.500% due 02/15/2011                                     100            80
Chesapeake Energy Corp.
    8.125% due 04/01/2011                                   8,000         8,060
Citizens Communications Co.
    9.250% due 05/15/2011                                   3,500         3,748
CMS Energy Corp.
    8.125% due 05/15/2002                                   7,000         7,044
    8.375% due 07/01/2003                                   1,400         1,422
    6.750% due 01/15/2004                                   5,042         4,994
    7.000% due 01/15/2005                                  10,637        10,545
    9.875% due 10/15/2007                                   6,113         6,641
    8.900% due 07/15/2008                                   8,600         9,043
    7.500% due 01/15/2009                                  11,790        11,868
    8.500% due 04/15/2011                                   8,500         8,814
Dynegy Holdings, Inc.
    8.125% due 03/15/2005                                     800           820
    8.750% due 02/15/2012                                   4,000         4,193

70  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Edison Mission Energy
  10.000% due 08/15/2008                            $  4,000    $    3,986
El Paso Corporation
   7.750% due 01/15/2032                               1,600         1,552
El Paso Energy Partners
   8.500% due 06/01/2011                              12,900        13,352
El Paso Natural Gas
   8.625% due 01/15/2022                               7,000         7,405
France Telecom
   7.750% due 03/01/2011 (d)                           6,220         6,345
   8.500% due 03/01/2031                              21,510        23,064
Hanover Equipment Trust
   8.500% due 09/01/2008                              14,475        14,620
IPALCO Enterprises, Inc.
   7.625% due 11/14/2011                              13,825        12,717
Key Energy Services, Inc.
   8.375% due 03/01/2008                               5,645         5,786
Kinder Morgan Energy Partners
   7.750% due 03/15/2032                               1,700         1,725
Mastec, Inc.
   7.750% due 02/01/2008                               5,150         4,558
Mission Energy Holding Co.
  13.500% due 07/15/2008                              10,686        11,674
Niagara Mohawk Power Co.
   0.000% due 07/01/2010                              16,700        15,999
NRG Northeast Generating LLC
   8.842% due 12/15/2015                               1,400         1,440
Pinnacle Partners
   8.830% due 08/15/2004                              11,245        11,253
Pogo Producing Co.
   8.250% due 04/15/2011                              12,450        12,979
PSEG Energy Holdings, Inc.
  10.000% due 10/01/2009                              11,380        11,692
   8.500% due 06/15/2011                               7,175         6,875
Rocky River Realty
   8.810% due 04/14/2007                               2,466         2,616
Rogers Cablesystems Ltd.
  10.000% due 03/15/2005                               4,000         4,310
  10.000% due 12/01/2007                               2,250         2,377
Rogers Communication, Inc.
   9.125% due 01/15/2006                               4,000         3,780
   8.875% due 07/15/2007                               1,035         1,047
Rural Cellular Corp.
   9.625% due 05/15/2008                               7,402         6,181
   9.750% due 01/15/2010                               4,875         4,046
SESI, LLC
   8.875% due 05/15/2011                              13,364        13,431
South Point Energy
   8.400% due 05/30/2012                              22,250        19,135
Sprint Capital Corp.
   7.625% due 01/30/2011                               4,050         3,848
   8.375% due 03/15/2012                              10,075         9,938
   6.875% due 11/15/2028                              23,940        19,218
Telewest Credit Links
  10.875% due 02/07/2005                              16,000         8,720
TSI Telecommunication Services, Inc.
  12.750% due 02/01/2009 (j)                           8,350         8,058
UCAR Finance, Inc.
  10.250% due 02/15/2012                               3,220         3,397
US Unwired, Inc.
   0.000% due 11/01/2009                               9,475         6,301
Verizon New York, Inc.
   6.875% due 04/01/2012                               4,000         3,989
   7.375% due 04/01/2032                               3,000         2,985
Williams Cos., Inc.
   7.875% due 09/01/2021                              20,250        19,173
   7.500% due 01/15/2031                               5,275         4,754
   7.750% due 06/15/2031                               3,000         2,783
Williams Gas Pipelines Center
   7.375% due 11/15/2006                               3,600         3,559
Wilmington Trust Co. - Tucson Electric
  10.210% due 01/01/2009                                 500           535
  10.732% due 01/01/2013                               7,015         7,527
                                                                ----------
                                                     507,791
Total Corporate Bonds & Notes                                    3,397,953
                                                                ==========
(Cost $3,603,128)

   MORTGAGE-BACKED SECURITIES 3.6%

Collateralized Mortgage Obligations 0.9%
Credit Suisse First Boston Mortgage
   6.398% due 10/25/2039                              25,000        25,228
LTC Commercial Corp.
   9.200% due 08/04/2023                               2,235         2,170
   7.970% due 04/15/2028                               3,993         3,772
NationsBanc Mortgage Capital Corp.
   8.035% due 05/25/2028                               3,035         2,589
Red Mountain Funding Corp.
   9.150% due 11/28/2027                               4,517         3,131
                                                                ----------
                                                                    36,890
                                                                ==========
Fannie Mae 1.2%
   6.000% due 05/16/2017                              52,000        51,610
                                                                ----------
Government National Mortgage Association 1.4%
   6.000% due 04/18/2032                              60,000        58,219
                                                                ----------
Stripped Mortgage-Backed Securities 0.1%
Airtrust (IO)
   0.990% due 06/01/2013                               8,648         3,045
                                                                ----------
Total Mortgage-Backed Securities                                   149,764
                                                                ==========
(Cost $152,705)

   ASSET-BACKED SECURITIES 3.3%

Airplanes Pass Through Trust
  10.875% due 03/15/2019                              21,515         3,727
Allied Waste Industries, Inc.
   4.562% due 07/21/2006                                 899           897
   4.812% due 07/21/2006                                 948           945
   4.562% due 07/30/2006 (d)                              22            22
   4.687% due 07/30/2006                                 557           555
   4.750% due 07/30/2006                                 948           945
   4.937% due 07/21/2007                                 379           378
   4.875% due 07/30/2007 (d)                             793           791
   4.937% due 07/30/2007 (d)                           1,058         1,055
   5.062% due 07/30/2007                                 380           379
American Cellular Corp.
   2.750% due 03/31/2007                               4,935         4,320
Centennial Cellular
   4.900% due 05/31/2007                               1,671         1,284
   5.050% due 05/31/2007                               1,195           921
   4.900% due 05/31/2007                               1,671         1,288
   5.300% due 11/30/2007                                 184           141
   5.120% due 01/04/2008                               1,835         1,415
   5.290% due 01/04/2008                               1,835         1,415
Centennial Puerto Rico
   4.910% due 05/31/2007                                 334           258
   5.020% due 05/31/2007                                 418           320
   5.160% due 01/04/2008                                 141           109
Charter Commercial Holdings LLC
   4.520% due 03/31/2008                              14,000        13,585
Conseco Finance
   9.300% due 10/15/2030                               8,000         8,549
Continental Airlines, Inc.
   5.908% due 07/30/2004                               8,462         8,165
Emmis Communications Corp.
   5.375% due 02/28/2009                                 924           924
   5.375% due 08/31/2009                               2,007         2,021
   5.437% due 09/08/2031                               2,276         2,289
Hercules Revolver
   4.120% due 10/15/2003                               1,352         1,335
   4.150% due 10/15/2003                                 171           169
   2.000% due 10/15/2003                               1,010           995
Huntsman Corp.
   4.625% due 06/30/2005                               4,888         3,922
   9.571% due 06/30/2005                                 102            82
   5.375% due 07/01/2007                               5,000         4,025
Insight Midwest
   5.500% due 12/15/2009                               3,000         3,020
Island Inland Co.
   9.508% due 07/09/2003                               3,000         2,325

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 71

High Yield Fund
March 31, 2002
                                                 Principal
                                                    Amount         Value
                                                    (000s)        (000s)
----------------------------------------------------------------------------
Lyondell Petroleum
   6.250% due 06/30/2006                        $    2,315      $  2,346
   6.280% due 06/30/2006                               147           149
Mission Energy Holding Co.
   9.381% due 07/25/2006                             6,500         6,873
Nextel Communications, Inc.
   5.312% due 06/30/2008                             1,250         1,060
   5.562% due 12/31/2008                             1,250         1,060
   4.937% due 03/31/2009                             9,169         7,633
Rural Cellular Corp.
   5.110% due 10/03/2008                             3,049         2,771
   5.360% due 04/03/2009                             3,049         2,771
Southern California Edison Co.
   2.750% due 03/01/2003                             7,500         7,520
   3.250% due 03/01/2005                             5,000         4,976
Starwood Hotels & Resorts
   4.623% due 02/23/2003                             7,250         7,273
Stone Container Corp.
   5.437% due 04/01/2003                             1,169         1,174
   5.437% due 10/01/2003                             8,128         8,160
   5.437% due 10/01/2005                             2,230         2,237
Worldcom
   4.000% due 06/30/2002                             8,000         7,800
                                                                --------
Total Asset-Backed Securities                                    136,374
                                                                ========
(Cost $157,271)

   SOVEREIGN ISSUES 2.4%

Republic of Brazil
  11.500% due 03/12/2008                            10,000        10,025
  11.000% due 01/11/2012                            17,100        15,946
   8.000% due 04/15/2014                            32,879        26,796
  11.000% due 08/17/2040                             5,000         4,138
Republic of Panama
   8.250% due 04/22/2008                             2,000         2,010
   4.750% due 07/17/2014 (d)                         3,380         3,059
Republic of Peru
   9.125% due 02/21/2012                            16,900        16,706
Russian Federation
   5.000% due 03/31/2030                            10,000         6,600
United Mexican States
  10.375% due 02/17/2009                             7,100         8,211
   7.500% due 01/14/2012                             1,000           997
   8.300% due 08/15/2031                             6,575         6,542
                                                                --------
Total Sovereign Issues                                           101,030
                                                                ========
(Cost $98,206)

   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.4%

Calpine Canada Energy
   8.375% due 10/15/2008                       EC    5,000         3,456
Grohe Holding
  11.500% due 11/15/2010                             3,937         3,652
Kamps AG
   8.000% due 09/26/2005                             3,750         3,312
   8.500% due 02/15/2009                             3,050         2,732
Klockner Pentaplast SA
   9.375% due 02/15/2012                               100            92
KPNQWest BV
   8.875% due 02/01/2008                             1,000           218
Lear Corp.
   8.125% due 04/01/2008                               150           133
Remy Cointreau S.A.
  10.000% due 07/30/2005                             4,900         4,566
                                                                 -------
Total Foreign Currency-Denominated Issues                         18,161
                                                                 =======
(Cost $19,706)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
   Strike @ 92.750 Exp. 12/16/2002               1,000,000            13
                                                                 -------
Total Purchased Put Options                                           13
                                                                 =======
(Cost $28)

   CONVERTIBLE BONDS & NOTES 3.0%

Health Care 0.9%
HEALTHSOUTH Corp.
   3.250% due 04/01/2003                             5,300         5,134
Omnicare, Inc.
   5.000% due 12/01/2007                             8,200         7,800
Tenet Healthcare Corp.
   6.000% due 12/01/2005                             5,064         5,211
Total Renal Care Holdings
   7.000% due 05/15/2009                            20,953        20,979
                                                                --------
                                                                  39,124
                                                                ========
Industrial 1.9%
American Tower Corp.
   5.000% due 02/15/2010                            20,100        11,306
Mail-Well, Inc.
   5.000% due 11/01/2002                            19,200        19,080
Pride International, Inc.
   0.000% due 04/24/2018                            33,000        15,221
Solectron Corp.
   0.000% due 05/08/2020                            57,680        32,878
                                                                --------
                                                                  78,485
                                                                ========
Utilities 0.2%
Nextel Communications, Inc.
   5.250% due 01/15/2010                             5,500         2,778
Rogers Communication, Inc.
   2.000% due 11/26/2005                             4,500         3,561
                                                                --------
                                                                   6,339
                                                                --------
Total Convertible Bonds & Notes                                  123,948
                                                                ========
(Cost $122,530)

   PREFERRED STOCK 1.4%

                                                    Shares
Adelphia Communications Corp.
  13.000% due 07/15/2009                            30,000         2,858
CSC Holdings, Inc.
  11.750% due 10/01/2007                            15,000         1,556
  11.125% due 04/01/2008                           161,572        16,602
Fresenius Medical Care
   7.875% due 02/01/2008                        29,595,000        29,817
Newscorp Overseas Ltd.
   8.625% due 12/31/2049                           105,100         2,558
Primedia, Inc.
   9.200% due 11/01/2009                            55,300         2,613
   8.625% due 04/01/2010                            39,500         1,787
                                                                --------
Total Preferred Stock                                             57,791
                                                                ========
(Cost $63,216)

   SHORT-TERM INSTRUMENTS 5.4%

                                                 Principal
                                                    Amount
                                                    (000s)
Commercial Paper 5.1%
BP Amoco Capital PLC
   1.850% due 04/01/2002                        $   25,000        25,000
Coca-Cola Co.
   1.750% due 04/26/2002                             1,900         1,897
Fannie Mae
   1.770% due 05/08/2002 (b)                         3,500         3,493
   1.815% due 07/03/2002                            23,600        23,480
   1.865% due 08/21/2002                            74,000        73,384
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                         1,090         1,088
Freddie Mac
   1.970% due 08/15/2002                            28,188        27,966
   1.870% due 08/15/2002                            30,000        29,763
   2.085% due 09/12/2002                            11,000        10,891
   2.060% due 09/18/2002                            16,800        16,625
                                                                --------
                                                                 213,587
                                                                ========

72  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                 Principal
                                                    Amount         Value
                                                    (000s)        (000s)
----------------------------------------------------------------------------
Repurchase Agreement 0.3%
State Street Bank
   1.550% due 04/01/2002                        $   11,347     $     11,347
                                                               ------------
   (Dated 03/28/2002. Collateralized by U.S.
   Treasury Bond 8.500% due 02/15/2020 valued at $11,575. Repurchase proceeds are
   $11,349.)

U.S. Treasury Bills 0.0%
   1.760% due 05/02/2002 (b)(g)                        620              619
                                                               ------------
Total Short-Term Instruments                                        225,553
                                                               ============
(Cost $225,689)

Total Investments (a) 101.3%                                   $  4,210,587
(Cost $4,442,479)

Written Options (c) (0.0%)                                             (906)
(Premiums $1,149)

Other Assets and Liabilities (Net) (1.3%)                           (53,198)
                                                               ------------
Net Assets 100.0%                                              $  4,156,483
                                                               ------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was of $4,446,720 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                 $     75,986

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                   (312,119)
                                                               ------------
Unrealized depreciation-net                                    $   (236,133)
                                                               ============

(b) Securities with an aggregate market value of $5,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                      # of      Unrealized
Type                                               Contracts   Appreciation
---------------------------------------------------------------------------
Eurodollar December Futures (12/2002)                2,313     $        35
                                                               ------------
(c) Premiums received on written options:

                                         # of
Type                                  Contracts     Premium         Value
---------------------------------------------------------------------------
Put - CBOT U.S. Treasury Note June
  Futures
   Strike @ 100.000 Exp. 05/25/2002     2,000   $    1,149       $     906
                                                ---------------------------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount
                              Covered by        Settlement       Unrealized
Type          Currency          Contract             Month   (Depreciation)
---------------------------------------------------------------------------
Buy                 EC            25,310           04/2002       $     (40)
Sell                              46,168           04/2002            (313)
                                                                 ----------
                                                                 $    (353)
                                                                 ==========

(f) Principal amount denoted in indicated currency:

       EC - Euro

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Swap agreements outstanding at March 31, 2002:

                                                                 Unrealized
                                                  Notional    Appreciation/
Type                                                Amount   (Depreciation)
---------------------------------------------------------------------------
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of The
Williams Cos., Inc. 6.625% due 11/15/2004.

Broker: Goldman Sachs
Exp. 12/01/2002                                 $    7,000   $         (8)


Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc.- WorldCom Group 6.400% due 08/15/2005.

Broker: Merrill Lynch
Exp. 12/15/2002                                      8,000           (113)

Receive a fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of Sprint
Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 12/15/2002                                     10,000            142

Receive a fixed rate equal to 5.750% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group 7.500% due 05/15/2011.

Broker: Morgan Stanley
Exp. 12/15/2002                                     10,000           (156)

Receive a fixed rate equal to 3.600% and the Fund will pay to the counterparty at par in the event of default of Dynegy
Holdings, Inc. 6.875% due 04/01/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 03/12/2007                                      5,000             73

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of Dynegy
Holdings, Inc. 8.750% due 02/15/2002.

Broker: Goldman Sachs
Exp. 03/12/2007                                      5,000             43
                                                             -------------
                                                             $        (19)
                                                             =============
(i) Payment In-kind bond security.

(j) Restricted security.

(k) Security is in default.

(l) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:


                        Coupon
Type                       (%)     Maturity      Par     Value   Proceeds
--------------------------------------------------------------------------
Republic of Venezuela    1.000   12/18/2007   49,285  $ 40,231   $ 39,000
Viacom Inc.              6.625   05/15/2011   12,500    12,536     12,937
                                                      --------------------
                                                      $ 52,767   $ 51,937
                                                      ====================

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 73

Schedule of Investments
Long-Term U.S. Government Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 6.2%

Banking & Finance 3.8%
Associates Corp. of North America
    5.800% due 04/20/2004                              $    2,500    $    2,572
Bank One Corp.
    2.050% due 05/07/2002 (d)                               2,400         2,400
Bankunited FSB
    5.400% due 02/02/2004                                   2,000         2,038
Countrywide Home Loans
    6.850% due 06/15/2004                                   1,500         1,568
Ford Motor Credit Co.
    2.170% due 06/02/2003 (d)                               1,900         1,865
    7.250% due 10/25/2011                                     500           482
Morgan Stanley, Dean Witter & Co.
    2.020% due 04/22/2004 (d)                               2,500         2,495
National Rural Utilities Cooperative Finance Corp.
    2.070% due 07/17/2003 (d)                               5,000         4,952
Postal Square LP
    6.500% due 06/15/2022                                   1,842         1,838
                                                                     ----------
                                                                         20,210
                                                                     ==========
Industrials 2.0%
DaimlerChrysler North America Holding Corp.
    7.750% due 05/27/2003                                   5,000         5,178
    2.230% due 08/16/2004 (d)                               3,000         2,930
Ford Motor Co.
    7.450% due 07/16/2031                                   2,800         2,539
                                                                     ----------
                                                                         10,647
                                                                     ==========
Utilities 0.4%
Scana Corp.
    2.476% due 07/15/2002 (d)                               2,000         2,001
                                                                     ----------
Total Corporate Bonds & Notes                                            32,858
                                                                     ==========
(Cost $32,778)

   MUNICIPAL BONDS & NOTES 0.8%

California 0.8%
Kern County California Pension Obligation Revenue
Bonds, (MBIA Insured), Series 1995
    7.260% due 08/15/2014                                   3,900         4,090
                                                                     ----------
Total Municipal Bonds & Notes                                             4,090
                                                                     ==========
(Cost $4,061)

   U.S. GOVERNMENT AGENCIES 19.6%

Fannie Mae
    4.450% due 06/25/2003                                   6,400         6,435
    6.130% due 06/03/2004                                     300           302
    6.470% due 04/15/2009                                   1,000         1,001
    5.375% due 11/15/2011                                   8,000         7,593
    7.125% due 01/15/2030                                     580           621
Federal Farm Credit Bank
    5.750% due 01/18/2011                                   9,300         9,105
    6.000% due 03/07/2011                                  20,000        19,898
Federal Home Loan Bank
    6.410% due 09/30/2013                                     500           490
Financing Corp.
    0.000% due 05/11/2018                                  14,000         4,648
Freddie Mac
    4.000% due 02/13/2017                                   4,800         4,639
    6.750% due 03/15/2031 (g)                               5,000         5,146
Resolution Funding Corp.
    0.000% due 10/15/2020                                  83,100        24,717
    0.000% due 01/15/2030                                   5,000           846
Small Business Administration
    5.340% due 11/01/2021                                   3,700         3,476
Tennessee Valley Authority
    7.140% due 05/23/2012                                   4,000         4,286
    7.125% due 05/01/2030                                  10,000        10,688
                                                                     ----------
Total U.S. Government Agencies                                          103,891
                                                                     ==========
(Cost $107,201)

   U.S. TREASURY OBLIGATIONS 51.4%

Treasury Inflation Protected Securities (f)
    3.625% due 07/15/2002 (b)                               7,298         7,422
    3.625% due 04/15/2028 (g)                              42,153        42,937
    3.875% due 04/15/2029                                   2,154         2,290
    3.375% due 04/15/2032                                   3,791         3,764
U.S. Treasury Bonds
   11.250% due 02/15/2015 (g)                              63,100        93,970
    8.125% due 08/15/2019 (g)                              21,291        26,076
    6.250% due 08/15/2023 (g)                              30,350        31,090
    6.000% due 02/15/2026 (g)                              60,700        60,418
    5.250% due 11/15/2028                                   6,000         5,403
                                                                     ----------
Total U.S. Treasury Obligations                                         273,370
                                                                     ==========
(Cost $282,311)

  MORTGAGE-BACKED SECURITIES 46.1%

Collateralized Mortgage Obligations 26.0%
Bank of America Mortgage Securities, Inc.
    7.250% due 02/25/2031                                   2,175         2,199
Bear Stearns Adjustable Rate Mortgage Trust
    6.295% due 01/25/2032 (d)                               5,133         5,132
    6.195% due 02/25/2032 (d)                               4,449         4,428
Bear Stearns Mortgage Securities, Inc.
    7.100% due 06/25/2024                                     385           369
    6.071% due 06/25/2030 (d)                                 551           544
California Federal Bank
    5.769% due 08/25/2030 (d)                                 329           338
Chase Mortgage Finance Corp.
    6.559% due 04/25/2025 (d)                                  13            13
    6.500% due 06/25/2028                                     500           506
    6.750% due 08/25/2028                                   1,850         1,799
Countrywide Funding Corp.
    6.500% due 01/25/2009                                     183           185
    7.000% due 05/25/2024                                   8,000         7,632
CS First Boston Mortgage Securities Corp.
    7.500% due 02/25/2031                                     372           382
Fannie Mae
    6.250% due 12/25/2013                                      87            87
    2.450% due 10/25/2017 (d)                               1,890         1,908
    6.950% due 07/25/2020                                     748           780
    7.000% due 04/25/2022                                     976         1,001
    7.000% due 06/25/2022                                     470           475
    7.800% due 10/25/2022                                     262           276
    7.000% due 10/25/2022                                   1,820         1,843
    7.000% due 05/25/2023                                   1,484         1,460
    6.900% due 05/25/2023                                     729           727
    7.000% due 06/25/2023                                     626           620
    7.000% due 07/25/2023                                      62            61
    6.500% due 08/25/2023                                     895           899
    6.000% due 08/25/2023                                     154           140
    4.500% due 10/25/2023                                     298           208
    6.500% due 11/25/2023                                   2,000         1,988
    7.000% due 12/25/2023                                   1,779         1,728
    6.500% due 12/25/2023 (e)                               4,244         4,054
    6.500% due 01/25/2024 (e)                               1,296         1,254
    6.500% due 02/25/2024                                     338           301
    6.000% due 05/17/2027                                   2,500         2,382
    7.000% due 05/18/2027                                   1,777         1,673
    6.000% due 12/25/2031                                   4,771         3,981
Federal Agricultural Mortgage Corp.
    7.238% due 07/25/2011                                   3,383         3,444
First Boston Mortgage Securities Corp.
    7.300% due 07/25/2023                                   1,667         1,573
Freddie Mac
    9.500% due 01/15/2005                                       8             8
    8.000% due 02/15/2015                                     479           512
    4.250% due 12/15/2021                                     162           163
    7.000% due 07/15/2022                                     989         1,017
    7.000% due 05/15/2023                                     300           304
    7.000% due 08/15/2023                                     373           362
    7.000% due 09/15/2023                                     905           911
    6.250% due 09/15/2023                                   5,000         5,032
    7.410% due 10/25/2023                                     748           794

74  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
    6.500% due 11/15/2023 (e)                          $    5,106    $    4,573
    6.000% due 11/15/2023                                   1,070           980
    6.500% due 11/15/2023 (e)                                 780           742
    6.500% due 11/25/2023                                     666           639
    6.500% due 12/15/2023                                   1,157         1,149
    6.250% due 12/15/2023                                     562           547
    7.000% due 01/15/2024                                     111           110
    6.500% due 02/15/2024                                     216           211
    6.500% due 03/15/2024 (e)                               1,344         1,261
    6.500% due 11/15/2027                                   1,307         1,144
    6.500% due 01/15/2028                                   5,240         4,900
    6.500% due 03/15/2029                                     290           294
    6.000% due 05/15/2029                                     118            98
    7.000% due 10/15/2030                                   9,000         9,094
    6.000% due 12/15/2031                                   2,030         1,690
    6.500% due 02/15/2032                                   2,011         1,771
General Electric Capital Mortgage Services, Inc.
    9.000% due 10/25/2023                                      63            65
    6.500% due 11/25/2023                                   3,000         2,877
    6.500% due 01/25/2024                                   5,080         4,492
    6.500% due 03/25/2024                                     839           845
    6.650% due 05/25/2028                                   3,098         3,136
German American Capital Corp.
    7.000% due 08/12/2010                                   3,000         3,121
Government National Mortgage Association
    7.000% due 03/16/2029                                     308           282
Merrill Lynch Mortgage Investors, Inc.
    6.050% due 10/15/2008                                   1,417         1,430
Norwest Asset Securities Corp.
    6.750% due 07/25/2028                                   3,000         2,940
    6.750% due 10/25/2028                                     961           960
PNC Mortgage Securities Corp.
    7.500% due 01/25/2015                                   1,725         1,807
    7.500% due 02/25/2027                                   1,687         1,736
    6.750% due 04/25/2028                                   1,675         1,690
    2.300% due 12/25/2030 (d)                               2,395         2,399
Prudential Home Mortgage Securities
    6.950% due 09/25/2023                                      78            67
    5.900% due 12/25/2023                                      62            62
    6.500% due 01/25/2024                                   1,000           930
    8.000% due 06/25/2024                                     368           383
Residential Accredit Loans, Inc.
    7.000% due 02/25/2028                                   2,000         2,061
Residential Asset Securitization Trust
    8.250% due 08/25/2030                                      95            96
Residential Funding Mortgage Securities I
    7.302% due 03/25/2025 (d)                                  13            13
    7.750% due 09/25/2026                                     857           856
    7.500% due 04/25/2027                                   1,538         1,581
    7.500% due 11/25/2030                                   4,408         4,486
Resolution Trust Corp.
    5.757% due 05/25/2029 (d)                                 498           477
Starwood Asset Receivables Trust
    2.720% due 09/25/2022 (d)                                 136           136
Structured Asset Mortgage Investments, Inc.
    7.187% due 02/25/2030 (d)                               1,407         1,428
Structured Asset Securities Corp.
    6.250% due 01/25/2032                                     378           397
United Mortgage Securities Corp.
    6.549% due 06/25/2032 (d)                               2,541         2,561
                                                                     ----------
                                                                        138,010
                                                                     ==========
Fannie Mae 8.0%
    6.000% due 05/16/2017                                  20,000        19,850
    6.449% due 11/01/2023 (d)                               1,619         1,663
    6.470% due 08/01/2026 (d)                                  84            84
    6.493% due 10/01/2024 (d)                                 994         1,005
    6.500% due 05/01/2003-07/01/2005 (e)                    2,899         2,970
    6.547% due 02/01/2028 (d)                                 162           168
    6.590% due 08/01/2026 (d)                                  79            79
    6.622% due 12/01/2027 (d)                               1,103         1,145
    6.893% due 10/01/2024 (d)                                  37            38
    7.000% due 03/01/2004-03/01/2009 (e)                    8,555         8,858
    7.088% due 04/01/2028 (d)                               1,634         1,697
    7.342% due 01/01/2026 (d)                                 532           552
    7.492% due 05/01/2025 (d)                                 793           831
    7.500% due 02/01/2004-10/01/2004 (e)                    1,422         1,466
    8.500% due 04/01/2028                                   1,096         1,175
    9.000% due 08/01/2021-06/01/2027 (e)                    1,141         1,251
                                                                     ----------
                                                                         42,832
                                                                     ==========
Federal Housing Administration 4.5%
    6.896% due 07/01/2020                                   2,634         2,514
    7.000% due 11/25/2019                                   3,463         3,366
    7.400% due 12/18/2018                                   1,495         1,476
    7.421% due 11/01/2019                                      82            82
    7.430% due 08/01/2019-06/01/2024 (e)                   16,223        16,266
                                                                     ----------
                                                                         23,704
                                                                     ==========
Freddie Mac 2.0%
    5.190% due 12/01/2024 (d)                                 770           794
    6.367% due 01/01/2028 (d)                               1,493         1,523
    6.384% due 10/01/2026 (d)                                 277           282
    6.714% due 09/01/2027 (d)                               2,084         2,122
    6.809% due 06/01/2022 (d)                                  37            38
    6.914% due 01/01/2028 (d)                               1,000         1,022
    7.000% due 07/01/2002                                     236           240
    7.450% due 03/25/2022                                   1,027         1,037
    7.452% due 02/01/2028 (d)                               1,264         1,309
    7.500% due 06/01/2004-10/01/2004 (e)                    1,229         1,264
    7.670% due 05/01/2022 (d)                                  61            63
    8.000% due 05/01/2004                                     744           759
                                                                     ----------
                                                                         10,453
                                                                     ==========
Government National Mortgage Association 5.0%
    5.500% due 05/20/2030 (d)                               9,208         9,325
    6.375% due 02/20/2017-01/20/2028 (d)(e)                 8,034         8,209
    6.625% due 12/20/2017-11/20/2027 (d)(e)                 3,286         3,369
    6.750% due 09/20/2017-09/20/2026 (d)(e)                 3,803         3,897
    6.800% due 10/15/2030                                   1,982         1,990
                                                                     ----------
                                                                         26,790
                                                                     ==========
Stripped Mortgage-Backed Securities 0.6%
Fannie Mae (IO)
    6.500% due 02/25/2007                                      12             0
    6.500% due 07/25/2007                                      24             0
 1197.967% due 08/25/2007                                       3            73
 1014.600% due 09/25/2007                                       2            37
    6.500% due 08/25/2020                                      57             2
    6.750% due 06/25/2021                                     473             4
    6.500% due 09/25/2021                                     215            19
Fannie Mae (PO)
    0.010% due 03/25/2009                                   2,944         2,412
    0.000% due 09/25/2023                                     558           499
Freddie Mac (IO)
    7.000% due 03/15/2003                                     385            12
    6.500% due 11/15/2003                                     875            46
    6.500% due 10/15/2006                                      24             0
  819.100% due 02/15/2007                                       2            27
    7.500% due 06/15/2007                                     112             5
    6.500% due 10/15/2007                                     254            18
    6.000% due 10/15/2007                                      31             1
    6.500% due 11/15/2008                                     492            64
    7.000% due 12/15/2023                                     888           118
Norwest Asset Securities Corp. (IO)
    7.250% due 02/25/2012                                     144             7
                                                                     ----------
                                                                          3,344
                                                                     ----------
Total Mortgage-Backed Securities                                        245,133
                                                                     ==========
(Cost $242,486)

  ASSET-BACKED SECURITIES 3.2%

Bayview Financial Acquisition Trust
    2.230% due 02/25/2030 (d)                                 298           298
CS First Boston Mortgage Securities Corp.
    2.160% due 12/15/2030 (d)                               2,370         2,370
Discover Card Master Trust I
    6.792% due 04/16/2010                                      96            98
Green Tree Floorplan Receivables Master Trust
    2.250% due 11/15/2004 (d)                               3,000         3,002
HPSC Equipment Receivables LLC
    2.150% due 11/22/2007 (d)                               6,536         6,540
IMC Home Equity Loan Trust
    2.600% due 03/25/2027 (d)                                 176           176

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  75

Long-Term U.S. Government Fund
March 31, 2002

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Provident Bank Equipment Lease Trust
    2.150% due 11/25/2011 (d)                          $    2,442    $    2,450
SallieMae
    2.338% due 07/25/2004 (d)                                 179           179
    2.568% due 01/25/2007 (d)                                 287           288
    2.393% due 10/27/2025 (d)                               1,730         1,729
                                                                     ----------
Total Asset-Backed Securities                                            17,130
                                                                     ==========
(Cost $17,081)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 95.000 Exp. 06/17/2002                         1,500            19
                                                                     ----------
Total Purchased Put Options                                                  19
                                                                     ==========
(Cost $23)

  SHORT-TERM INSTRUMENTS 2.7%

Commercial Paper 0.2%
Fannie Mae
    1.750% due 05/08/2002 (b)                               1,305         1,303
                                                                     ----------
Repurchase Agreement 1.3%
State Street Bank
    1.550% due 04/01/2002                                   7,067         7,067
                                                                     ----------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bond 8.500% due 02/15/2020 valued at $7,214.
    Repurchase proceeds are $7,068.)

U.S. Treasury Bills 1.2%
    1.705% due 05/02/2002 (b)(e)                            6,110         6,101
                                                                     ----------
Total Short-Term Instruments                                             14,471
                                                                     ==========
(Cost $14,471)

Total Investments (a) 130.0%                                         $  690,962
(Cost $700,412)

Written Options (c) (0.0%)                                                 (113)
(Premiums $186)
Other Assets and Liabilities (Net) (30.0%)                             (159,342)
                                                                     ----------

Net Assets 100.0%                                                    $  531,507
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $700,555 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    6,775

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (16,368)
                                                                     ----------
Unrealized depreciation-net                                          $   (9,593)
                                                                     ==========


(b) Securities with an aggregate market value of $11,829 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                    Contracts (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2002)                          305    $      110
U.S. Treasury 30 Year Bond (06/2002)                        1,090        (1,071)
Eurodollar December Futures (12/2002)                         735           (90)
                                                                     ----------
                                                                     $   (1,051)
                                                                     ==========

(c) Premiums received on written options:

                                               # of
Type                                      Contracts       Premium         Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.140 Exp. 05/23/2002        4,000,000    $       70    $        2

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 100.000 Exp. 05/25/2002            245           116           111
                                                       ------------------------
                                                       $      186    $      113
                                                       ========================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Security, or a portion thereof, subject to financing transaction.

(h) Swap agreements outstanding at March 31, 2002:

                                                         Notional     Unrealized
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                        $    4,110    $     (233)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                             3,900          (165)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                             3,000            (2)
                                                                     ----------
                                                                     $     (400)
                                                                     ==========

76  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Low Duration Fund
March 31, 2002
                                                  Principal
                                                     Amount        Value
                                                     (000s)       (000s)
------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 28.8%

Banking & Finance 13.4%
Associates Corp. of North America
     6.875% due 06/20/2002                         $ 20,000     $ 20,180
     6.950% due 08/01/2002                            1,000        1,016
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                            1,800        1,895
Bank of America Corp.
     8.125% due 06/15/2002                              105          106
     7.200% due 09/15/2002                              100          102
     7.875% due 12/01/2002                              100          103
     6.625% due 06/15/2004                            1,000        1,047
Bank One Corp.
     2.036% due 05/07/2002 (d)                          800          800
Bear Stearns Co., Inc.
     2.340% due 12/16/2002 (d)                        2,800        2,805
     6.125% due 02/01/2003                            3,000        3,068
     2.258% due 03/28/2003 (d)                        8,600        8,603
     6.200% due 03/30/2003                            9,700        9,951
     2.510% due 05/24/2004 (d)                        2,000        1,999
     2.331% due 06/01/2004 (d)                        3,000        2,983
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                            1,554        1,580
Beneficial Corp.
     6.650% due 09/12/2002                            5,000        5,088
     6.575% due 12/16/2002                            5,440        5,573
Capital One Bank
     2.968% due 06/23/2003 (d)                        1,100        1,096
Chrysler Financial Co. LLC
     2.041% due 08/08/2002 (d)                        8,000        7,972
CIT Group, Inc.
     2.150% due 09/13/2002 (d)                       19,900       19,856
     2.325% due 04/07/2003 (d)                        2,900        2,872
Credit Asset Receivable LLC
     6.274% due 10/31/2003                           19,424       19,151
Donaldson, Lufkin & Jenrette, Inc.
     2.235% due 07/18/2003 (d)                          200          201
Export-Import Bank Korea
     6.500% due 11/15/2006                            6,700        6,846
     7.100% due 03/15/2007                            6,700        7,035
Finova Group, Inc.
     7.500% due 11/15/2009                            2,100          740
Ford Motor Credit Co.
     6.520% due 08/12/2002                           13,000       13,143
     6.000% due 01/14/2003                           15,000       15,148
     2.017% due 02/13/2003 (d)                        2,000        1,972
     2.180% due 03/17/2003 (d)                        3,000        2,951
     6.125% due 04/28/2003                           14,000       14,158
     2.170% due 06/02/2003 (d)                          600          589
     2.530% due 06/23/2003 (d)                        9,800        9,644
     2.720% due 03/08/2004 (d)                       18,900       18,317
     2.060% due 04/26/2004 (d)                       19,000       18,254
     7.500% due 03/15/2005                            1,000        1,016
Gemstone Investors Ltd.
     7.710% due 10/31/2004                           11,000       10,988
General Motors Acceptance Corp.
     7.400% due 06/07/2002                            4,070        4,108
     2.000% due 11/12/2002 (d)                       17,400       17,320
     5.875% due 01/22/2003                              500          506
     6.750% due 03/15/2003                            3,700        3,778
     2.598% due 07/20/2003 (d)                        3,517        3,517
     2.665% due 07/21/2003 (d)                          200          197
     2.540% due 08/04/2003 (d)                       98,420       97,170
     5.550% due 09/15/2003                            3,000        3,024
     5.750% due 11/10/2003                            5,000        5,041
     3.110% due 01/20/2004 (d)                        9,400        9,294
     2.752% due 03/22/2004 (d)                        5,000        4,947
     2.125% due 04/05/2004 (d)                          700          684
     2.680% due 05/04/2004 (d)                        3,700        3,651
     2.600% due 05/10/2004 (d)                          600          591
     2.610% due 05/17/2004 (d)                        1,300        1,280
     7.625% due 06/15/2004                            1,000        1,039
     6.850% due 06/17/2004                            1,000        1,023
     4.060% due 07/21/2004 (d)                          600          585
     7.430% due 12/01/2021                              418          420
Heller Financial, Inc.
     6.500% due 07/22/2002                            6,000        6,078
     2.070% due 04/28/2003 (d)                       20,000       20,115
Household Finance Corp.
     7.625% due 01/15/2003                           10,849       11,176
     6.125% due 02/27/2003                            1,500        1,525
     2.278% due 06/24/2003 (d)                        1,500        1,490
     2.251% due 05/28/2004 (d)                          600          590
     7.125% due 09/01/2005                               50           51
     7.200% due 07/15/2006                              290          298
     6.125% due 07/15/2012                           11,000       11,102
Industrial Bank of Korea
     8.375% due 09/30/2002                            5,000        5,140
J.P. Morgan & Co.
     7.625% due 09/15/2004                              100          107
KFW International Finance, Inc.
     5.375% due 05/10/2002                           12,282       12,319
     6.125% due 07/08/2002                           18,589       18,766
Korea Development Bank
     7.625% due 10/01/2002                           21,200       21,755
     6.500% due 11/15/2002                            6,698        6,827
     7.800% due 06/16/2003 (d)                        3,500        3,430
     6.625% due 11/21/2003                           20,300       21,058
Lehman Brothers Holdings, Inc.
     2.865% due 05/07/2002 (d)                        5,000        5,002
     2.510% due 12/12/2002 (d)                        1,500        1,504
     2.263% due 04/04/2003 (d)                          900          902
     2.275% due 07/06/2004 (d)                        1,500        1,496
     8.250% due 06/15/2007                              100          110
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/2004                            1,000        1,044
Merrill Lynch & Co.
     6.130% due 04/07/2003                            7,770        8,002
     2.450% due 05/21/2004 (d)                       57,000       57,060
     6.550% due 08/01/2004                              100          105
Metlife, Inc.
     5.250% due 12/01/2006                           20,000       19,634
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                           17,850       18,367
Middletown Trust
     11.750% due 07/15/2010                             865          891
Midland Funding I
     10.330% due 07/23/2002                             487          489
Morgan Stanley, Dean Witter & Co.
     2.187% due 03/11/2003 (d)                        5,000        5,006
     2.415% due 08/07/2003 (d)                          100          100
Nacional Financiera
     3.765% due 05/08/2003 (d)                        2,000        2,007
     3.900% due 05/08/2003 (d)                        5,000        5,006
Pemex Finance Ltd.
     6.125% due 11/15/2003                            8,867        8,991
Pemex Project Funding Master Trust
     1.000% due 01/07/2005 (d)                       46,000       46,151
Rothmans Holdings
     6.500% due 05/06/2003                           14,000       14,343
Salomon Smith Barney Holdings, Inc.
     2.210% due 05/04/2004 (d)                       32,760       32,880
Salomon, Inc.
     7.300% due 05/15/2002                           15,000       15,088
     7.500% due 02/01/2003                            3,000        3,109
Sears Roebuck Acceptance Corp.
     6.900% due 08/01/2003                               50           52
Shopping Center Associates
     6.750% due 01/15/2004                           11,725       11,876
Spieker Properties, Inc.
     6.800% due 05/01/2004                            2,000        2,067
Trinom Ltd.
     5.895% due 12/18/2004 (d)                        5,700        5,737
Wachovia Corp.
     8.125% due 06/24/2002                              500          506
Wells Fargo & Co.
     6.625% due 07/15/2004                            1,000        1,048
Wells Fargo Financial, Inc.
     5.450% due 05/03/2004                            6,250        6,392
                                                                --------
                                                                 813,815
                                                                ========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 77

Low Duration Fund
March 31, 2002

                                                      Principal
                                                         Amount       Value
                                                         (000s)       (000s)
----------------------------------------------------------------------------
Industrials 8.0%
Allied Waste Industries, Inc.
     7.375% due 01/01/2004                              $ 5,000     $  4,950
Atlas Air, Inc.
     8.010% due 01/02/2010                                8,651        7,766
Conoco Funding Co.
     5.450% due 10/15/2006                               32,100       31,855
Conoco, Inc.
     5.900% due 04/15/2004                                3,100        3,189
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                            2,000        2,014
DaimlerChrysler North America Holding Corp.
     2.760% due 12/16/2002 (d)                           13,900       13,903
     2.380% due 08/21/2003 (d)                              900          888
     2.230% due 08/16/2004 (d)                            1,000          977
     6.900% due 09/01/2004                                1,000        1,030
Eastman Chemical Co.
     6.375% due 01/15/2004                                  250          255
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                3,000        2,914
Enron Corp.
     6.500% due 08/01/2002 (i)                           13,700        1,781
     6.750% due 09/01/2004 (i)                            1,545          201
     7.625% due 09/10/2004 (i)                            2,400          312
     8.375% due 05/23/2005 (i)                            7,355          956
     8.000% due 08/15/2005 (i)                            8,300        2,573
Federal-Mogul Corp.
     7.500% due 07/01/2004 (i)                           28,600        5,291
General Motors Corp.
     6.250% due 05/01/2005                                7,000        6,998
General Motors Nova Scotia Finance
     6.850% due 10/15/2008                               20,500       20,096
HCA, Inc.
     8.130% due 08/04/2003                                5,000        5,243
     6.630% due 07/15/2045                                7,000        7,060
IMEXA Export Trust
     10.125% due 05/31/2003                               3,222        1,513
International Game Technology
     7.875% due 05/15/2004                                  500          518
International Paper Co.
     8.000% due 07/08/2003                               10,000       10,475
Kroger Co.
     7.150% due 03/01/2003                               13,500       13,911
Nabisco, Inc.
     6.700% due 06/15/2002                               21,100       21,253
NWA Trust
     10.230% due 06/21/2014                                 602          604
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                           27,945       28,401
Park Place Entertainment Corp.
     7.950% due 08/01/2003                               15,955       16,187
Petroleos Mexicanos
     9.375% due 12/02/2008                                5,500        6,078
Philip Morris Cos., Inc.
     7.250% due 01/15/2003                                4,050        4,164
     8.250% due 10/15/2003                                1,000        1,061
     6.950% due 06/01/2006                               25,000       26,026
Phillips Petroleum Co.
     8.500% due 05/25/2005                                2,000        2,191
Procter & Gamble Co.
     6.600% due 12/15/2004                               12,500       13,195
Qwest Capital Funding, Inc.
     6.125% due 07/15/2002                                5,250        5,145
     5.875% due 08/03/2004                                6,000        5,156
Qwest Corp.
     5.650% due 11/01/2004                                9,250        8,318
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                                3,000        3,104
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004                               10,500       11,039
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                            9,000        9,024
Starwood Hotels & Resorts
     6.750% due 11/15/2005                                2,000        1,989
TCI Communications, Inc.
     2.710% due 03/11/2003 (d)                            3,000        3,007
Time Warner, Inc.
     7.975% due 08/15/2004                                1,950        2,071
TTX Co.
     7.820% due 07/21/2003                               61,000       63,907
Waste Management, Inc.
     6.500% due 05/15/2004                               45,000       45,916
Weyerhaeuser Co.
     5.500% due 03/15/2005                               34,200       34,091
     6.125% due 03/15/2007                               24,500       24,361
                                                                    --------
                                                                     482,957
                                                                    ========
Utilities 7.4%
ALLETE, Inc.
     3.240% due 10/20/2003 (d)                              100          100
Arizona Public Service Co.
     5.875% due 02/15/2004                                5,600        5,705
Arkansas Power & Light
     6.000% due 10/01/2003                                  450          451
AT&T Corp.
     5.625% due 03/15/2004                               20,000       19,980
     6.500% due 11/15/2006                                5,000        4,913
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                3,000        3,017
British Telecom PLC
     3.295% due 12/15/2003 (d)                            9,900       10,001
     7.625% due 12/15/2005                               73,400       78,041
CenturyTel, Inc.
     7.750% due 10/15/2012                               32,000       32,585
Cleveland Electric Illuminating Co.
     7.850% due 07/30/2002                                3,500        3,557
     9.500% due 05/15/2005                                9,000        9,022
CMS Energy Corp.
     8.125% due 05/15/2002                                5,000        5,032
     8.375% due 07/01/2003                                7,750        7,869
DTE Energy Co.
     7.110% due 11/15/2038 (d)                           21,000       21,199
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                3,308        3,312
     8.500% due 06/01/2003                                4,000        4,168
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                               35,000       36,076
France Telecom
     3.396% due 07/16/2003 (d)                           12,200       12,207
     7.200% due 03/01/2006                               29,300       29,777
     7.700% due 03/01/2006 (d)                            5,700        5,793
Hydro-Quebec
     6.300% due 05/11/2011                                  100          101
Illinois Power Co.
     6.250% due 07/15/2002                               10,000        9,975
     6.000% due 09/15/2003                               12,500       12,336
Jersey Central Power & Light Co.
     7.125% due 10/01/2004                                  500          504
Kentucky Power Co.
     6.650% due 05/01/2003                                1,000        1,003
MCI Communications Corp.
     6.125% due 04/15/2012                                4,300        4,282
Niagara Mohawk Power Co.
     7.250% due 10/01/2002                               16,634       16,954
Noram Energy Corp.
     6.375% due 11/01/2003                                2,000        2,031
Ohio Edison Co.
     8.625% due 09/15/2003                                5,000        5,277
Pacific Gas & Electric Co.
     7.575% due 10/31/2049 (d)(i)                        46,700       47,634
Sprint Capital Corp.
     2.370% due 06/10/2002 (d)                              900          900
     9.500% due 04/01/2003                                5,800        6,116
     5.875% due 05/01/2004                                8,800        8,443
     6.000% due 01/15/2007                               10,000        9,182
Texas Utilities Corp.
     6.500% due 08/16/2002                                1,000        1,011
     9.700% due 02/28/2003                                4,695        4,955
     6.750% due 03/01/2003                                  925          949
     6.750% due 04/01/2003                                3,875        3,984
     6.875% due 08/01/2005                                2,000        2,041

78 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Toledo Edison Co.
     8.180% due 07/30/2002                          $  2,500    $    2,540
United Illuminating Co.
     6.000% due 12/15/2003                            13,000        13,247
                                                                ----------
                                                                   446,270
                                                                ----------
Total Corporate Bonds & Notes                                    1,743,042
(Cost $1,775,004)                                               ==========

  U.S. GOVERNMENT AGENCIES 0.7%

Fannie Mae
     7.125% due 09/19/2005                            25,000        25,570
     7.000% due 11/14/2005                            15,085        15,507
     6.000% due 12/15/2005                               475           493
Federal Home Loan Bank
     6.750% due 05/01/2002                               250           251
     6.110% due 07/08/2002                               150           152
Freddie Mac
     7.000% due 02/15/2003                             1,240         1,284
Small Business Administration
     4.000% due 12/25/2012 (d)                           234           243
     3.500% due 02/25/2014 (d)                           444           451
                                                                ----------
Total U.S. Government Agencies                                      43,951
(Cost $43,471)                                                  ==========

  U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                         6,524         6,635
     3.375% due 01/15/2007                            47,785        48,778
U.S. Treasury Notes
     6.250% due 08/31/2002                             1,943         1,977
     5.875% due 09/30/2002                               816           831
     6.250% due 02/15/2003                               600           619
     5.375% due 06/30/2003                               950           978
     5.250% due 08/15/2003                             1,550         1,594
     7.250% due 08/15/2004                               200           215
     5.875% due 11/15/2004                               300           313
     5.875% due 11/15/2005                               100           104
                                                                ----------
Total U.S. Treasury Obligations                                     62,044
(Cost $61,147)                                                  ==========

  MORTGAGE-BACKED SECURITIES 44.0%

Collateralized Mortgage Obligations 14.1%
Amortizing Residential Collateral Trust
     2.110% due 09/25/2030 (d)                         8,943         8,940
Bear Stearns Adjustable Rate Mortgage Trust
     7.469% due 12/25/2030 (d)                         3,082         3,125
     7.490% due 12/25/2030 (d)                         4,564         4,615
     6.393% due 09/25/2031 (d)                        25,402        25,292
     6.295% due 01/25/2032 (d)                        26,087        26,080
     6.147% due 02/25/2032 (d)                        12,584        12,535
     6.195% due 02/25/2032 (d)                        21,175        21,084
CDC Depositor Trust I
     2.277% due 01/15/2003 (d)                           796           796
Cendant Mortgage Corp.
     6.500% due 01/18/2016                               100           100
     6.750% due 04/25/2031                             5,475         5,505
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                90            94
Chase Mortgage Finance Corp.
     6.500% due 06/25/2013                             2,490         2,539
     6.559% due 04/25/2025 (d)                            20            20
     6.750% due 06/25/2028                            11,250        11,386
     6.350% due 07/25/2029                             2,813         2,878
Citicorp Mortgage Securities, Inc.
     5.408% due 12/01/2019 (d)                           197           197
     6.750% due 05/25/2028                             6,266         6,289
CMC Securities Corp. IV
     7.250% due 10/25/2027                             6,143         6,344
     7.250% due 11/25/2027                             6,803         7,035
CNL Commercial Loan Trust
     2.490% due 10/20/2027 (d)                        57,801        57,801
Commercial Trust
     6.670% due 12/15/2003 (d)                         2,196         2,036
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                               289           294
Countrywide Funding Corp.
     5.234% due 01/25/2035 (d)                           209           209
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                             7,082         7,136
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                46            47
     7.500% due 02/25/2031                            37,779        38,820
     7.500% due 03/25/2031                            14,509        14,936
     2.500% due 03/25/2032 (d)                        66,400        66,400
     6.400% due 01/17/2035                                93            96
Dime Savings
     6.487% due 11/01/2018 (d)                           434           432
DLJ Commercial Mortgage Corp.
     2.620% due 07/05/2008 (d)                           573           576
DLJ Mortgage Acceptance Corp.
     11.000% due 08/01/2019                              482           540
     7.538% due 05/25/2024 (d)                           573           584
     2.350% due 06/25/2026 (d)                         5,348         5,365
     6.850% due 12/17/2027                               159           163
Drexel Burnham Lambert Trust
     2.625% due 05/01/2016 (d)                            15            15
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2025                                62            63
Fannie Mae
     8.950% due 05/25/2003                                 2             2
     9.000% due 07/25/2003                                27            27
     9.400% due 07/25/2003                                 8             8
     6.875% due 06/25/2009                               330           333
     7.000% due 09/25/2016                             3,507         3,540
     9.250% due 10/25/2018                                42            46
     9.500% due 03/25/2020                             3,748         4,109
     9.500% due 05/25/2020                               709           785
     9.000% due 03/25/2021                             2,054         2,262
     9.000% due 04/25/2021                                70            77
     8.000% due 12/25/2021                             2,024         2,142
     3.037% due 04/25/2022 (d)                           119           119
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                            14,124        13,955
First Nationwide Trust
     7.750% due 10/25/2030                            19,537        20,143
Freddie Mac
     8.000% due 07/01/2006                                23            24
     6.500% due 08/15/2006                               172           173
     8.500% due 01/01/2007                                40            42
     8.000% due 09/15/2007                               178           179
     5.750% due 01/15/2008                             1,058         1,065
     9.500% due 07/01/2010                                47            52
     6.500% due 08/15/2011                            10,818        11,137
     8.000% due 01/01/2012                                74            78
    12.500% due 09/30/2013                               363           397
    11.750% due 02/01/2014                                 1             1
    10.000% due 07/15/2019                               149           157
    10.000% due 05/15/2020                               107           114
     9.000% due 12/15/2020                             1,480         1,546
     9.500% due 01/15/2021                               573           607
     8.000% due 04/15/2021                               677           705
     9.000% due 05/15/2021                               108           116
     9.500% due 09/01/2021                                20            22
     8.000% due 04/01/2022                               263           280
     8.000% due 11/01/2022                               185           197
     8.500% due 08/01/2024                                72            78
     8.500% due 11/01/2024                               600           647
     6.250% due 04/15/2028                             4,631         4,749
     6.500% due 10/01/2028                                49            49
     2.350% due 11/15/2030 (d)                           363           365
     4.989% due 08/15/2032 (d)                         3,935         3,811
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                46            46
German American Capital Corp.
     7.000% due 08/12/2010                             6,800         7,073

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 79

Low Duration Fund
March 31, 2002

                                                    Principal
                                                       Amount         Value
                                                       (000s)        (000s)
---------------------------------------------------------------------------

Glendale Federal Savings & Loan
     11.000% due 03/01/2010                          $     12    $       13
      4.041% due 03/25/2030 (d)                           558           560
GMAC Commercial Mortgage Corp.
      2.300% due 02/20/2003 (d)                           870           870
      2.312% due 09/20/2005 (d)                           200           200
Golden Mortgage Loan
      7.875% due 02/25/2031 (d)                        11,194        11,190
Guardian Savings & Loan Association
      6.203% due 09/25/2018 (d)                             8             8
Home Savings of America
      4.753% due 05/25/2027 (d)                           835           822
Impac Secured Assets CMN Owner Trust
      8.000% due 07/25/2030                            45,481        47,041
Imperial Savings Association
      8.851% due 07/25/2017 (d)                            25            25
      9.900% due 02/25/2018                               225           226
International Mortgage Acceptance Corp.
     12.250% due 03/01/2014                                73            80
LB Commercial Conduit Mortgage Trust
      6.330% due 11/18/2004                                88            91
Mellon Residential Funding Corp.
      6.400% due 06/25/2028                            16,661        17,042
      6.580% due 07/25/2029 (d)                        17,411        18,430
Morgan Stanley Capital I
      7.280% due 01/16/2006                               163           171
      7.460% due 02/15/2020                            21,063        22,136
      6.993% due 08/15/2023                                78            81
Mortgage Capital Funding, Inc.
      6.325% due 10/18/2007                            17,188        17,679
Nationslink Funding Corp.
      6.297% due 11/10/2002                             5,000         5,135
      2.230% due 04/10/2007 (d)                         2,094         2,098
Norwest Asset Securities Corp.
      6.500% due 04/25/2028                               859           875
      6.500% due 01/25/2029                             6,000         5,988
PNC Mortgage Securities Corp.
      6.750% due 05/25/2028                               567           570
      6.300% due 06/25/2029                            19,210        19,609
      7.750% due 07/25/2030                             2,650         2,649
      7.470% due 05/25/2040 (d)                            82            84
Prudential Home Mortgage Securities
      7.500% due 09/25/2007                               524           542
      7.000% due 01/25/2008                             7,943         7,954
      6.750% due 11/25/2008                             5,654         5,766
      7.000% due 08/25/2009                             3,564         3,612
Prudential-Bache Trust
      8.400% due 03/20/2021                             2,139         2,247
Resecuritization Mortgage Trust
      2.020% due 04/26/2021 (d)                         2,217         2,217
      6.500% due 04/19/2029                            17,966        18,440
Residential Accredit Loans, Inc.
      6.500% due 02/25/2029 (d)                        12,312        12,380
      7.000% due 07/25/2029                               239           244
Residential Asset Securitization Trust
      6.500% due 09/25/2014                               291           295
Residential Funding Mortgage Securities I
      6.500% due 04/25/2009                                 4             4
      7.500% due 08/25/2023                                14            14
      7.500% due 12/25/2025                               808           831
      7.000% due 10/25/2027                            10,000        10,346
      6.250% due 11/25/2028                             6,000         5,956
      7.500% due 11/25/2030                               399           399
Resolution Trust Corp.
      4.868% due 05/25/2019 (d)                         1,087         1,087
      3.930% due 08/25/2019 (d)                         1,568         1,568
      9.715% due 10/25/2021                               149           148
      8.625% due 10/25/2021                             6,177         6,171
      7.032% due 10/25/2021 (d)                            35            35
      6.900% due 02/25/2027                             2,086         2,133
      7.182% due 10/25/2028 (d)                           529           533
      5.990% due 10/25/2028 (d)                         1,198         1,217
      7.121% due 05/25/2029 (d)                         1,545         1,586
Ryland Acceptance Corp.
     11.500% due 12/25/2016                                 9            10
Salomon Brothers Mortgage Securities VII
      6.990% due 12/25/2017 (d)                           990         1,005
      7.005% due 03/25/2024 (d)                           499           508
      7.382% due 10/25/2024 (d)                           110           111
      2.160% due 09/25/2029 (d)                           139           140
      7.600% due 12/25/2030                             2,110         2,145
Sears Mortgage Securities
     12.000% due 02/25/2014                                40            40
      7.431% due 10/25/2022 (d)                         1,086         1,161
SLH Mortgage Trust
      9.600% due 03/25/2021                               310           310
Structured Asset Mortgage Investments, Inc.
      6.914% due 06/25/2028 (d)                         3,222         3,263
      9.090% due 06/25/2029 (d)                         4,365         4,837
      6.566% due 06/25/2029 (d)                        23,027        22,708
      6.750% due 05/02/2030                             1,825         1,809
Structured Asset Securities Corp.
      6.750% due 07/25/2029                            10,311        10,516
      7.750% due 07/25/2030                             3,846         3,877
      2.300% due 05/25/2031 (d)                           999         1,003
      2.400% due 05/25/2031 (d)                        16,238        16,061
      6.250% due 01/25/2032                            17,363        18,232
TMA Mortgage Funding Trust
      2.230% due 01/25/2029 (d)                         5,737         5,737
Torrens Trust
      2.160% due 07/15/2031 (d)                         6,164         6,171
Union Planters Mortgage Finance Corp.
      6.600% due 01/25/2028                            13,000        13,272
      6.450% due 01/25/2028                             1,607         1,606
Wells Fargo Mortgage-Backed Securities Trust
      7.000% due 02/25/2016                            49,726        50,988
      6.125% due 07/25/2031                            10,000         9,957
                                                                 ----------
                                                                    856,490
                                                                 ==========
Fannie Mae 21.4%
      5.500% due 04/01/2009-04/16/2017 (d)(g)         291,620       284,375
      5.795% due 10/01/2030-11/01/2039 (d)(g)           9,435         9,567
      5.808% due 04/01/2018 (d)                         5,108         5,254
      5.995% due 12/01/2017-12/01/2023 (d)(g)             235           238
      6.000% due 05/01/2011-12/01/2031 (d)(g)         886,178       882,280
      6.190% due 06/01/2017 (d)                            59            60
      6.203% due 11/01/2018 (d)                            69            70
      6.246% due 07/25/2017 (d)                         1,636         1,573
      6.318% due 08/01/2029 (d)                        14,340        14,593
      6.440% due 08/01/2017 (d)                            30            30
      6.448% due 07/01/2018 (d)                            41            41
      6.498% due 01/01/2024 (d)                         1,032         1,078
      6.500% due 09/01/2005-07/01/2017 (d)(g)             633           647
      6.748% due 11/01/2017 (d)                           103           105
      6.793% due 11/01/2017 (d)                           223           226
      6.870% due 01/01/2021 (d)                           184           187
      7.000% due 12/01/2006-05/01/2012 (d)(g)             129           134
      7.265% due 02/01/2028 (d)                         2,176         2,246
      7.685% due 07/01/2017 (d)                           286           292
      7.815% due 04/01/2024 (d)                         1,087         1,127
      7.917% due 07/01/2023 (d)                           484           489
      8.000% due 03/01/2004-11/01/2031 (g)             78,984        82,979
      8.263% due 01/01/2024 (d)                            42            44
      8.290% due 10/01/2024 (d)                         1,704         1,742
      8.472% due 01/01/2024 (d)                            15            16
      8.500% due 03/01/2008-01/01/2026 (g)              1,907         2,056
      9.000% due 01/01/2025                                 2             2
      9.500% due 07/01/2024-11/01/2025 (g)              2,185         2,403
     10.000% due 02/01/2004-01/01/2025 (g)                561           608
     10.500% due 06/01/2005-12/01/2024 (g)                 69            74
     11.000% due 11/01/2020                                29            32
     11.250% due 10/01/2015                                24            26
     11.500% due 12/01/2008-02/01/2020 (g)                 41            46
     11.750% due 02/01/2016                                33            38
     12.000% due 01/01/2015-10/01/2015 (g)                  6             6
     13.000% due 07/01/2015                                 5             5
     13.250% due 09/01/2011                                10            12
     15.500% due 10/01/2012                                 4             4
     15.750% due 12/01/2011                                17            20
     16.000% due 09/01/2012-12/01/2012 (g)                  8             9
                                                                 ----------
                                                                  1,294,734
                                                                 ==========

80 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Federal Housing Administration 0.9%
     6.950% due 04/01/2014                                $  1,931    $   1,864
     7.000% due 08/01/2022                                   2,887        2,902
     7.400% due 02/01/2019                                      62           61
     7.421% due 11/01/2019                                     359          361
     7.430% due 10/01/2019-11/01/2025                       45,245       45,459
                                                                       --------
                                                                         50,647
                                                                       ========
Freddie Mac 0.4%
     5.625% due 01/01/2017 (d)                                  24           24
     6.000% due 09/01/2006-03/01/2011 (g)                    6,203        6,283
     6.333% due 11/01/2022 (d)                               1,130        1,159
     6.365% due 11/01/2023 (d)                                 291          299
     6.375% due 03/01/2017 (d)                                 139          139
     6.379% due 10/01/2023 (d)                                 60           621
     6.463% due 01/01/2024 (d)                                 952          980
     6.505% due 09/01/2023 (d)                                 137          141
     6.528% due 07/01/2018 (d)                                 194          197
     6.533% due 12/01/2022 (d)                                 353          360
     6.610% due 01/01/2024 (d)                                 414          426
     6.738% due 06/01/2024 (d)                                 392          403
     6.875% due 10/01/2027 (d)                                 609          623
     6.914% due 02/01/2020 (d)                               1,500        1,523
     7.500% due 09/01/2006                                      33           35
     8.000% due 03/01/2007-12/01/2024 (g)                    2,336        2,481
     8.170% due 03/01/2024 (d)                                  37           39
     8.250% due 10/01/2007-01/01/2009 (g)                       54           56
     8.500% due 10/01/2002-11/01/2025 (g)                    6,513        7,019
     8.750% due 04/01/2002                                       1            1
     9.000% due 05/01/2002-08/01/2022 (g)                    1,795        1,975
     9.500% due 12/01/2004-02/01/2025 (g)                      189          205
     9.750% due 08/01/2002-11/01/2008 (g)                      375          405
    10.000% due 04/01/2015-10/01/2019 (g)                       63           71
    10.500% due 10/01/2010-02/01/2016 (g)                       16           17
    10.750% due 09/01/2009-08/01/2011 (g)                      209          232
    11.500% due 10/01/2015-01/01/2016 (g)                       38           42
    11.750% due 11/01/2010-08/01/2015 (g)                        9           10
    12.000% due 09/01/2013                                       1            2
    14.000% due 09/01/2012-04/01/2016 (g)                        9            9
    14.500% due 12/01/2010                                       2            2
    15.000% due 08/01/2011-12/01/2011 (g)                        3            3
                                                                       --------
                                                                         25,782
                                                                       ========
Government National Mortgage Association 7.1%
     2.450% due 12/16/2025 (d)                               1,871        1,872
     5.000% due 01/20/2032-02/20/2032 (d)(g)                68,197       68,923
     5.500% due 05/20/2030 (d)                                 229          232
     6.000% due 07/20/2030 (d)                                 284          289
     6.375% due 04/20/2016-06/20/2027 (d)(g)                25,438       26,017
     6.500% due 05/15/2023-10/15/2023 (g)                      435          437
     6.625% due 10/20/2023-11/20/2026 (d)(g)                24,830       25,506
     6.630% due 12/20/2027 (d)                               3,370        3,454
     6.750% due 08/20/2022-07/20/2027 (d)                   35,804       36,693
     7.000% due 03/15/2011-11/15/2031 (g)                   40,928       41,824
     7.375% due 03/20/2019 (d)                                 122          125
     7.500% due 03/15/2022-09/15/2031 (g)                   27,458       28,640
     7.750% due 08/20/2024-09/20/2026 (d)                      445          456
     8.000% due 11/15/2006-04/18/2032 (g)                  172,693      181,667
     8.500% due 12/15/2021-02/15/2031 (g)                      424          457
     9.000% due 06/20/2016-12/15/2030 (g)                   13,984       14,976
     9.500% due 10/15/2016-06/15/2025 (g)                       64           70
     9.750% due 07/15/2017-10/15/2017 (g)                      312          342
    10.000% due 10/15/2013-11/15/2025 (g)                       51           57
    10.500% due 11/15/2019-02/15/2021 (g)                       12           14
    11.000% due 09/15/2010                                       4            4
    11.500% due 08/15/2018                                      25           29
    11.750% due 08/15/2013-08/15/2015 (g)                       37           42
    12.000% due 06/20/2015                                       6            7
    13.000% due 10/15/2013                                       5            6
    13.500% due 05/15/2011-11/15/2012 (g)                       19           22
    16.000% due 12/15/2011-02/15/2012 (g)                       20           24
                                                                       --------
                                                                        432,185
                                                                       ========

Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (PO)
     6.000% due 02/25/2008                                     403            6
   256.000% due 11/01/2008                                      13           55
     6.500% due 03/25/2009                                   2,263          228
     0.950% due 03/25/2009 (d)                               8,777          178
     6.500% due 05/25/2019                                   3,288           98
     6.500% due 04/25/2020                                   1,730           48
     7.000% due 05/25/2021                                   1,292           47
   859.771% due 02/25/2022                                       9          103
     6.500% due 03/25/2023                                   1,612          200
     6.600% due 03/25/2024 (d)                               3,015          168
Fannie Mae (PO)
     0.000% due 09/25/2022                                      12           12
Freddie Mac (IO)
     6.000% due 10/15/2007                                      41            0
     6.000% due 02/15/2008                                     168            2
     6.500% due 05/15/2019                                     947           15
     6.500% due 06/15/2019                                     534           10
  1049.625% due 04/15/2021                                       4           17
     6.500% due 04/15/2022                                   1,263          125
     7.000% due 05/15/2023                                     180           21
     4.000% due 01/15/2024                                  20,919        3,909
Prudential Home Mortgage Securities (IO)
     0.267% due 04/25/2009 (d)                              30,184           93
                                                                     ----------
                                                                          5,335
                                                                     ----------
Total Mortgage-Backed Securities                                      2,665,173
                                                                     ==========
(Cost $2,661,511)

ASSET-BACKED SECURITIES 2.6%

Advanta Mortgage Loan Trust
     7.760% due 05/25/2018                                  22,700       23,680
Ameriquest Mortgage Securities, Inc.
     2.220% due 06/15/2030 (d)                                 171          171
     2.200% due 07/15/2030 (d)                                 343          344
Amresco Residential Securities Mortgage Loan Trust
     2.040% due 07/25/2027 (d)                                  85           85
Bombardier Capital Mortgage
     6.605% due 09/15/2010                                   2,472        2,491
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                      42           42
Champion Home Equity Loan Trust
     7.615% due 05/25/2028 (d)                               2,276        2,336
CIT Marine Trust
     5.800% due 04/15/2010                                     119          122
Community Program Loan Trust
     4.500% due 10/01/2018                                  14,034       13,142
Compucredit Credit Card Master Trust
     2.120% due 03/15/2007 (d)                              32,000       32,015
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                      54           54
CS First Boston Mortgage Securities Corp.
     2.160% due 12/15/2030 (d)                                 474          474
Embarcadero Aircraft Securitization Trust
     2.327% due 08/15/2025 (d)                               4,900        4,410
EQCC Home Equity Loan Trust
     2.060% due 10/15/2027 (d)                                 172          172
Equity One ABS, Inc.
     7.325% due 03/25/2014                                   9,400        9,573
GF Funding Corp.
     6.890% due 01/20/2006                                   8,444        8,444
Green Tree Financial Corp.
     6.550% due 02/15/2027                                   3,656        3,740
     7.400% due 06/15/2027                                  12,057       12,604
Green Tree Floorplan Receivables Master Trust
     2.187% due 11/15/2004 (d)                               1,000        1,001
Green Tree Home Improvement Loan Trust
     2.070% due 08/15/2029 (d)                                 342          342
IMC Home Equity Loan Trust
     2.116% due 10/20/2027 (d)                               2,029        2,031
Irwin Home Equity Loan Trust
     7.460% due 09/25/2014                                  13,872       14,148
     2.135% due 06/25/2021 (d)                                 131          131

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 81

Low Duration Fund
March 31, 2002
                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------

Marriott Vacation Club Owner Trust
     2.200% due 09/20/2017 (d)                            $    6,207     $6,166
Merit Securities Corp.
     7.040% due 12/28/2033                                     2,926      2,929
New York City Tax Lien
     6.350% due 07/10/2007                                     2,432      2,271
Oakwood Mortgage Investors, Inc.
     6.950% due  08/15/2027                                      113        113
Ocwen Mortgage Loan Trust
     2.122% due 10/25/2029 (d)                                   185        185
 Option One Mortgage Loan Trust
     2.140% due 09/25/2030 (d)                                 2,946      2,949
Pacificamerica Home Equity Loan
     2.120% due 04/25/2028 (d)                                   107        107
Providian Gateway Master Trust
     2.180% due 03/16/2009 (d)                                 8,000      7,830
Residential Asset Securities Corp.
     2.450% due 10/25/2027 (d)                                 1,520      1,521
SallieMae
     5.141% due 07/25/2004 (d)                                     5          5
     2.432% due 04/25/2000 (d)                                 3,216      3,221
Saxon Asset Securities Trust
     7.205% due 01/25/2019                                       238        243
     2.080% due 05/25/2029 (d)                                   234        233
                                                                       --------
Total Asset-Backed Securities Trust                                     159,325
                                                                       ========
(Cost $157,767)

SOVEREIGN ISSUES 1.4%

Republic of Brazil
     5.437% due 04/15/2006 (d)                                54,936     50,887
     3.250% due 04/15/2009 (d)                                 2,471      2,119
    11.000% due 01/11/2012                                     3,000      2,798
Republic of Panama
     8.250% due 04/22/2008                                     5,500      5,528
United Mexican States
     5.625% due 04/07/2004 (d)                                21,530     22,351
                                                                        -------
Total Sovereign Issues                                                   83,683
                                                                        =======
(Cost $81,550)

FORIEGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.3%

Korea Development Bank
     2.700% due 08/16/2002                              JY 2,000,000     15,170
United Mexican States
     8.250% due 05/30/2002                               BP    3,000      4,292
                                                                        -------
Total Foriegn Currency-Denominated Issues                                19,462
                                                                        =======
(Cost $24,206)

PURCHASED CALL OPTIONS 0.1%

Japanese Yen vs. U.S. Dollar (OTC)
     Strike @ 141.500 Exp. 06/05/2002                   JY 5,615,000      2,861
                                                                        -------
Total Purchased Call Options                                              2,861
                                                                        =======
(Cost $2,892)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
     Strike @ 95.750 Exp. 06/17/2002                      $4,682,000         29
     Strike @ 92.750 Exp. 06/17/2002                       2,490,000         31
PNC Mortgage Securities (OTC)
     7.490% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005                                 300          0
                                                                        -------
Total Purchased Put Options                                                  60
                                                                        =======
(Cost $165

                                                                         Value
                                                              Shares     (000s)
PREFERRED STOCK 0.1%
Home Ownership Funding
     13.331% due 12/31/2049                                    3,000      2,157
Rhone-Poulenc SA
     8.125% due 12/31/2049                                    13,000        330
TCI Communications, Inc.
     9.720% due 12/31/2036                                   224,700      5,622
                                                                       --------
Total Preferred Stock                                                     8,109
                                                                       ========
(Cost $9,389)

SHORT-TERM INSTRUMENTS 26.2%

                                                           Principal
                                                              Amount
                                                              (000s)
Commercial Paper 26.0%
Abbey National North America
     1.920% due 04/01/2002                                $   55,900     55,900
CBA (de) Finance
     1.850% due 04/01/2002                                    34,300     34,300
CDC
     1.830% due 04/01/2002                                    40,000     40,000
Fannie Mae
     1.750% due 05/08/2002 (b)                                   350        349
     1.815% due 07/03/2002                                    88,000     87,553
     1.870% due 08/14/2002                                    25,000     24,802
     1.865% due 08/21/2002                                    11,700     11,603
     1.900% due 08/21/2002                                    66,400     65,847
     1.900% due 08/28/2002                                    43,600     43,215
     1.880% due 08/28/2002                                    32,000     31,717
     1.910% due 09/04/2002                                    40,600     40,221
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                                 7,480      7,467
Freddie Mac
     1.800% due 05/07/2002 (b)                                 2,200      2,196
     1.800% due 05/14/2002 (b)                                 2,400      2,395
     1.865% due 08/09/2002                                    62,536     62,069
     2.085% due 09/12/2002                                    75,000     74,255
Gillette Co.
     1.820% due 04/01/2002                                   175,000    175,000
Goldman Sachs Group LP
     1.850% due 04/01/2002                                    90,500     90,500
     1.850% due 04/01/2002                                   154,400    154,384
Nestle Capital Corp.
     1.830% due 04/02/2002                                    34,700     34,698
PB Finance (Delaware), Inc.
     1.850% due 04/24/2002                                    50,000     49,941
     1.840% due 04/29/2002                                    27,700     27,659
     1.870% due 05/06/2002                                     1,900      1,897
President & Fellows Harvard Co.
     1.800% due 04/01/2002                                    59,400     59,400
Sprint Capital Corp.
     3.450% due 05/07/2002                                    97,700     97,363
Swedish National Housing Finance
     1.900% due 06/03/2002                                     1,000        997
TotalFinaElf SA
     1.870% due 04/02/2002                                    51,500     51,497
UBS Finance, Inc.
     1.850% due 04/01/2002                                   111,000    111,000
     1.920% due 08/22/2002                                    89,700     88,947
USAA Capital Corp.
     1.840% due 04/01/2002                                    45,000     45,000
                                                                      ---------
                                                                      1,572,172
                                                                      =========
Repurchase Agreement 0.1%
State Street Bank
     1.550% due 04/01/2002                                     6,000      6,000
                                                                      ---------
     (Dated 03/28/2002. Collateralized by U.S. Treasury
     Bonds 8.500% due 02/15/2020 valued at $6,120.
     Repurchase proceeds are $6,001.)

U.S. Treasury Bills 0.1%
     1.729% due 05/02/2002 (b)                                 8,560      8,487
                                                                      ---------
Total Short-Term Instruments                                          1,586,659
                                                                      =========
(Cost $ 1,587,049)

82  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                         Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 105.2%                                        $6,374,369
(Cost $6,404,151)

Written Options (c) (0.6%)                                             (33,686)
(Premiums $25,640)
Other Assets and Liabilities (Net) (4.6%)                             (280,650)
                                                                    ----------

Net Assets 100.0%                                                   $6,060,033
                                                                    ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $6,407,412 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $   51,279

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (84,322)
                                                                    ----------
Unrealized depreciation-net                                         $  (33,043)
                                                                    ==========

(b) Securities with an aggregate market value of $29,426 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                    # of          Appreciation/
Type                                           Contracts         (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                1,085            $      204
Eurodollar June Futures (06/2002)                     15                    82
Eurodollar September Futures (09/2002)               126                  (107)
Eurodollar March Futures (03/2003)                    20                    40
                                                                    ----------
                                                                    $      219
                                                                    ==========

(c) Premiums received on written options:

                                               # of
Type                                      Contracts      Premium        Value
--------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
   Strike @ 141.500 Exp. 06/05/2002   9,794,253,000      $ 4,939    $   4,990

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.935 Exp. 06/05/2002       160,130,000        9,803       10,404

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.930 Exp. 05/08/2002        23,480,000        1,488        1,385

Put - CME Eurodollar June Futures
   Strike @ 95.500 Exp. 06/17/2002              856          623            5

Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002               14           10            0

Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp.09/16/2002             1,197          732        1,825

Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002              486          266          371

Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002            7,023        4,073        6,672

Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002            4,944        3,706        8,034
                                                         --------------------
                                                         $25,640    $  33,686
                                                         ====================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                             Principal
                                Amount                            Unrealized
                            Covered by       Settlement        Appreciation/
Type          Currency        Contract            Month       (Depreciation)
--------------------------------------------------------------------------------
Sell                BP           3,522          05/2002             $    (3)
Buy                 EC         177,030          04/2002              (1,689)
Sell                            32,257          04/2002                 (65)
Sell                            22,360          05/2002                 (52)
Sell                           148,948          06/2002                 956
Buy                 JY      27,554,119          04/2002              (1,371)
Sell                        34,175,093          04/2002               3,323
Buy                          8,953,012          06/2002                  86
Sell                         5,288,679          06/2002                  (2)
                                                                    -------
                                                                    $ 1,183
                                                                    =======

(f) Principal amount denoted in indicated currency:

   BP - British Pound
   EC - Euro
   JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                     JY 3,285,600     $   (1,066)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                       $  339,700         (5,869)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                           18,500           (319)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                           54,800            (79)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                          324,600         (6,260)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                            1,800             21

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 83

Low Duration Fund
March 31, 2002

--------------------------------------------------------------------------------
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                          $  20,000    $    (93)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                             43,000         (20)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                              5,000         (45)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon
Global Funding 0.000% due 05/15/2021.

Broker: Goldman Sachs
Exp. 06/15/2004                                             50,000        (335)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                             30,000        (147)
                                                                      --------
                                                                      $(14,212)
                                                                      ========

(k) A portion of the security is segregated as collateral for a pending short sale.
Uncovered short sale positions open at March 31, 2002 were as follows:

                     Coupon
Type                    (%)        Maturity         Par       Value   Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note    5.250      08/15/2003     106,450    $109,498    $109,303
U.S. Treasury Note    5.875      11/15/2004     139,980     146,148     147,077
U.S. Treasury Note    5.750      11/15/2005      22,400      23,288      23,447
U.S. Treasury Note    4.625      05/15/2006      18,600      18,534      18,572
                                                           --------------------
                                                           $297,468    $298,399
                                                           ====================

84 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Money Market Fund
March 31, 2002

                                                       Principal
                                                          Amount      Value
                                                          (000s)     (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 15.1%

Banking & Finance 11.7%
Associates Corp. of North America
   6.375% due 07/15/2002                                 $   100   $    101
   6.500% due 08/15/2002                                      50         51
   6.375% due 10/15/2002                                     200        204
Bank of America Corp.
  10.000% due 02/01/2003                                     200        212
Bank One North America
   7.375% due 12/01/2002                                      40         41
Bear Stearns Co., Inc.
   6.450% due 08/01/2002                                   3,500      3,528
Citigroup, Inc.
   7.450% due 06/06/2002                                   5,280      5,317
General Electric Capital Corp.
   6.520% due 10/08/2002                                     865        885
   5.930% due 01/17/2003                                   5,000      5,140
   7.000% due 02/03/2003                                   2,325      2,412
   8.700% due 02/15/2003                                     250        263
Heller Financial, Inc.
   7.500% due 08/23/2002                                     300        306
   6.400% due 01/15/2003                                     566        584
Lehman Brothers Holdings, Inc.
   2.781% due 04/02/2002 (a)                               1,040      1,040
   2.600% due 05/07/2002 (a)                               1,020      1,021
Merrill Lynch & Co.
   7.360% due 07/24/2002                                     600        606
   6.000% due 02/12/2003                                     100        103
Morgan Stanley, Dean Witter, Discover &  Co.
   6.875% due 03/01/2003                                     125        130
   1.960% due 08/15/2005 (a)                               6,000      6,000
Paine Webber Group, Inc.
   2.410% due 05/14/2002 (a)                               5,000      5,002
   7.020% due 02/14/2003                                     100        104
Wells Fargo & Co.
   6.500% due 09/03/2002                                     100        102
Wells Fargo Financial, Inc.
   6.250% due 11/01/2002                                     100        102
                                                                   --------
                                                                     33,254
                                                                   ========
Industrials 0.4%
E.I. du Pont de Nemours & Co.
   6.750% due 10/15/2002                                      60         61
Wal-Mart Stores, Inc.
   6.750% due 05/24/2002                                   1,000      1,004
   6.875% due 08/01/2002                                      25         25
                                                                   --------
                                                                      1,090
                                                                   ========
Utilities 3.0%
Southwestern Bell Telephone Co.
   6.250% due 10/15/2002                                   5,000      5,101
Virginia Electric & Power Co.
   7.375% due 07/01/2002                                   3,400      3,429
                                                                   --------
                                                                      8,530
                                                                   --------
Total Corporate Bonds & Notes                                        42,874
                                                                   ========
(Cost $42,874)

  U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
   7.100% due 04/10/2003                                     500        502
                                                                   --------
Total U.S. Government Agencies                                          502
                                                                   ========
(Cost $502)

  SOVEREIGN ISSUES 0.1%

Asian Development Bank
   6.500% due 09/21/2002                                     300        306
                                                                   --------
Total Sovereign Issues                                                  306
                                                                   ========
(Cost $306)

  SHORT-TERM INSTRUMENTS 100.7%

Commercial Paper 57.5%
Abbey National North America
   1.920% due 04/01/2002                                 $15,000   $ 15,000
BP Amoco Capital PLC
   1.780% due 05/02/2002                                   1,200      1,198
CBA (de) Finance
   1.850% due 04/01/2002                                  17,000     17,000
Fannie Mae
   6.590% due 05/21/2002                                   1,500      1,510
   1.865% due 08/23/2002                                   2,577      2,558
   1.880% due 08/28/2002                                   6,000      5,953
   2.035% due 09/11/2002                                  18,000     17,834
   2.060% due 09/20/2002                                   8,000      7,921
Freddie Mac
   1.985% due 08/15/2002                                   6,000      5,955
   1.870% due 08/15/2002                                  15,000     14,894
Gillette Co.
   1.820% due 04/01/2002                                  17,000     17,000
Goldman Sachs Group LP
   1.850% due 04/01/2002                                  17,000     17,000
International Bank for Reconstruction & Development
   1.750% due 04/08/2002                                   4,305      4,304
TotalFinaElf S.A.
   1.870% due 04/02/2002                                  17,000     16,999
UBS Finance, Inc.
   1.920% due 08/22/2002                                  18,000     17,863
                                                                   --------
                                                                    162,989
                                                                   ========
Repurchase Agreements 43.2%
State Street Bank
   1.550% due 04/01/2002                                  42,651     42,651
   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 6.250% due 08/15/2023 valued at $43,512.
   Repurchase proceeds are $42,658.)

Credit Suisse First Boston
   1.880% due 04/01/2002                                  80,000     80,000
                                                                   --------
   (Dated 03/28/2002. Collaterized by U.S. Treasury
   Bonds due 11/15/21 valued at $81,788.
   Repurchase proceeds are $80,016.)
                                                                    122,651
                                                                   --------
Total Short-Term Instruments                                        285,640
                                                                   ========
(Cost $285,640)

Total Investments (a) 116.1%                                       $329,322
(Cost $329,322)

Other Assets and Liabilities (Net) (16.1%)                          (45,705)
                                                                   --------
Net Assets 100.0%                                                  $283,617
                                                                   ========

(a) Variable rate security. The rate listed is as of March 31, 2002.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 85

Schedule of Investments
Municipal Bond Fund
March 31, 2002

                                                                                 Principal
                                                                                    Amount        Value
                                                                                    (000s)       (000s)
-------------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 107.3%

Alaska 0.3%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 2001 1.350% due 12/01/2029 (d)                               $   500      $   500
                                                                                                -------
Arizona 1.5%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                                                  650          661

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                                                    1,210        1,266

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004                                                                  880          948
                                                                                                -------
                                                                                                  2,875
                                                                                                =======
California 8.6%
Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.000% due 09/02/2006                                       360          364

Capistrano, California Unified School District Special
Tax Bonds, Series 1999 5.000% due 09/01/2008                                           350          353

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2026                                                                1,565        1,048
5.875% due 01/15/2027                                                                1,500          998

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                                                1,000          260

Grant, California Unified High School District Certificates of
Participation Revenue Bonds, (FSA Insured), Series 2001
1.700% due 09/01/2025 (d)                                                            1,000        1,000

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                                                  150          154
4.900% due 09/02/2005                                                                  310          318
5.000% due 09/02/2006                                                                  150          154

Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006                                                                  350          364

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                                                1,000        1,089

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 07/01/2027                                                                4,000        3,895

Oceanside, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032                                                                2,095        2,066

Orange County, California Improvement Bonds,
Series 1998-A 4.900% due 09/02/2005                                                    245          251

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998-A
4.900% due 09/02/2003                                                                  150          155
5.000% due 09/02/2004                                                                  150          157

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                                                      170          173

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                                                  345          350

Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                                                1,000          949

Sacramento, California Refunding Bonds, Series 1998
5.000% due 09/02/2004                                                                  350          355
4.900% due 09/02/2005                                                                  295          299

San Juan, California M.S.R. Public Power Project
Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012                                                                1,000        1,040

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                                     350          359
                                                                                                -------
                                                                                                 16,151
                                                                                                =======
Colorado 3.5%
Colorado Educational and Cultural Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.450% due 03/01/2031 (d)                                                            1,200        1,200

Colorado Health Facilities Authority Revenue Bonds,
(KBC Bank NV Insured), Series 2000
1.550% due 03/01/2025 (d)                                                            1,000        1,000

Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                                                  795          819

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-B3 6.700% due 10/01/2016                                                   240          260

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                                                   250          279

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                                                      500          506

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                                                  1,390        1,371

Meridian Metro District of Colorado General Obligation
Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009                                                                1,075        1,034
                                                                                                -------
                                                                                                  6,469
                                                                                                =======
Connecticut 8.9%
Connecticut State General Obligation Bonds, Series 2001
7.010% due 12/15/2012 (d)                                                            5,000        5,863

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (Fleet National Bank Insured), Series 1997
1.200% due 07/01/2029 (d)                                                            2,000        2,000

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.350% due 07/01/2030 (d)                                                            4,100        4,100

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, Series 2001
1.000% due 07/01/2036 (d)                                                              700          700

Connecticut State Health and Educational Facilities Revenue
Bonds, (Fleet National Bank Insured), Series 2002
1.350% due 07/01/2032 (d)                                                            4,000        4,000
                                                                                                -------
                                                                                                 16,663
                                                                                                =======
Florida 1.2%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                                                  105          107

86  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                            Principal
                                                                               Amount           Value
                                                                               (000s)          (000s)
-----------------------------------------------------------------------------------------------------
Orange County, Florida Health Facilities Authority Revenue
Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                                       $     290        $    328

Orange County, Florida School Board Certificates of
Participation Bonds, (AMBAC Insured), Series 2000
1.350% due 08/01/2025 (d)                                                       1,400           1,400

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 3.973% due 10/01/2015 (d)                                           500             501
                                                                                             --------
                                                                                                2,336
                                                                                             ========
Georgia 8.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FSA Insured), Series 2002 1.350% due 11/01/2041 (d)                           11,900          11,900

Dahlonega, Georgia Downtown Development Student
Housing Authority Revenue Bonds, (First Union National
Bank Insured), Series 2001 1.550% due 06/01/2028 (d)                            2,700           2,700

Georgia Municipal Electric Authority Revenue Bonds,
(FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012                                                           1,255           1,355

Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                                             200             224
                                                                                             --------
                                                                                               16,179
                                                                                             ========
Hawaii 1.3%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                                           1,415           1,417

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC Insured), Series 1993 5.450% due 09/11/2008                           1,000           1,067
                                                                                             --------
                                                                                                2,484
                                                                                             ========
Illinois 2.9%
Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                                           1,000             343

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001 5.530% due 01/01/2020                               1,290             785

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996 5.750% due 05/01/2013                              1,135           1,179

Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                                           2,000           2,186

Palatine Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998 5.250% due 01/01/2017                              1,000           1,027
                                                                                             --------
                                                                                                5,520
                                                                                             ========
Indiana 5.3%
Brownsburg, Indiana 1999 School Building Corp. General
Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023                                                           1,395           1,390

Danville, Indiana Multi-School Building General Obligation
Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008                                                             485             475
4.750% due 07/15/2009                                                             200             204
5.000% due 07/15/2010                                                             180             186
4.250% due 07/15/2011                                                             290             281
4.400% due 01/15/2012                                                             170             165
4.500% due 01/15/2013                                                             190             185
4.650% due 01/15/2014                                                             210             205
4.750% due 01/15/2015                                                             235             228
4.850% due 01/15/2016                                                             295             286

East Washington, Indiana Multi-School Building Corp.
Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028                                                           2,560           2,530

Hamilton Southeastern Indiana Construction School
Building Revenue Bonds, (FSA State Aid Withholding
Insured), Series 2001 5.000% due 07/15/2010                                       760             784

Indianapolis, Indiana Local Public Improvement Bonds
Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                                           1,000           1,165

La Porte Indiana Multi School Building Revenue Bonds,
(MBIA Insured), Series 2001 5.250% due 01/15/2013                               1,000           1,043

South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000
5.100% due 02/01/2011                                                             405             410
5.200% due 02/01/2012                                                             230             233
5.500% due 02/01/2015                                                             180             183
                                                                                              -------
                                                                                                9,953
                                                                                              =======
Kentucky 3.0%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
9.320% due 06/06/2012 (d)                                                       5,000           5,624
                                                                                              -------
Louisiana 4.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                                                 250             264

Louisiana State General Obligation Bonds, (FGIC Insured),
Series 2002
5.000% due 04/01/2018                                                           5,000           4,911
5.000% due 04/01/2019                                                             700             684

Louisiana Tobacco Settlement Financing Corporation
Revenue Bonds, Series 2001 5.780% due 05/15/2039 (d)                            3,215           2,798
                                                                                              -------
                                                                                                8,657
                                                                                              =======
Massachusetts 3.5%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993 5.950% due 10/01/2008                              1,500           1,558

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                                             400             386

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                                             210             208
4.800% due 11/01/2008                                                              90              89

Massachusetts State General Obligation Ltd. Bonds,
(MBIA-IBC Insured), Series 1993 5.500% due 02/01/2011                           1,000           1,043

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, (MBIA-State Street Bank &
Trust Insured), Series 1985 1.350% due 01/01/2035 (d)                           2,600           2,600

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                                             500             526

Massachusetts State Health Facilities Authority Revenue
Bonds, Series 1993 5.500% due 10/01/2002                                          140             140
                                                                                              -------
                                                                                                6,550
                                                                                              =======
Michigan 4.1%
Detroit, Michigan City School District General Obligation
Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031                                                             750             718

Michigan Public Power Agency Revenue Bonds,
(AMBAC Insured), Series 2001
5.250% due 01/01/2015                                                           1,000           1,021

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 87

Municipal Bond Fund
March 31, 2002

                                                                                      Principal
                                                                                         Amount       Value
                                                                                         (000s)      (000s)
-----------------------------------------------------------------------------------------------------------
Michigan State Environmental Protection Program General
Obligation Bonds, Series 1992
6.250% due 11/01/2012                                                                  $  1,100     $ 1,241

Michigan State Strategic Fund Ltd. Obligation Revenue
Bonds, Series 2001
5.450% due 09/01/2029                                                                     2,000       1,898

Mount Clemens, Michigan Community School District
General Obligation Bonds, (Q-SBLF Insured), Series 2001
5.000% due 05/01/2031                                                                     3,000       2,811
                                                                                                    -------
                                                                                                      7,689
                                                                                                    =======
Minnesota 0.5%
New Richland, Minnesota Revenue
Bonds, Series 1998
4.500% due 08/01/2004                                                                     1,000       1,022
                                                                                                    -------
Missouri 2.1%
Missouri State Health & Educational Facilities Authority
Revenue Bonds, (JP Morgan/Chase & Co. Insured),
Series 2000 1.400% due 03/01/2040 (d)                                                     3,000       3,000

Missouri State Housing Development Community Revenue
Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016                                                                     1,000       1,005
                                                                                                    -------
                                                                                                      4,005
                                                                                                    =======
Nevada 0.6%
Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 8.020% due 05/15/2028 (d)                                                       500         440

Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016                                                                       790         779
                                                                                                    -------
                                                                                                      1,219
                                                                                                    =======
New Hampshire 1.6%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016                                                                     2,980       2,966
                                                                                                    -------
New Jersey 13.4%
New Jersey Economic Development Authority Revenue
Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028                                                                     5,000       4,839

New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012                                                                     1,000         941
6.375% due 04/01/2018                                                                     1,500       1,669
6.500% due 04/01/2018                                                                       250         270
6.375% due 04/01/2031                                                                    10,000      11,129
6.500% due 04/01/2031                                                                     2,115       2,287
0.000% due 04/01/2013                                                                     1,595         863

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                                                  3,500       3,273
                                                                                                    -------
                                                                                                     25,271
                                                                                                    =======
New Mexico 0.2%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                                                                       315         300
                                                                                                    -------
New York 2.3%
Long Island, New York Electric Power Authority Revenue
Bonds, (FSA Insured), Series 2000
8.220% due 12/01/2022 (d)                                                                   625         601

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999 5.250% due 07/15/2011                                          1,000       1,014

New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000 5.850% due 07/01/2010                                          1,000       1,034

Schenectady, New York Industrial Development Agency
Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016                                                                     1,640       1,737
                                                                                                    -------
                                                                                                      4,386
                                                                                                    =======
Ohio 5.5%
Franklin County, Ohio Hospital Revenue Bonds, Series 1996
1.400% due 12/01/2021 (d)                                                                 6,370       6,370

Lucas County, Ohio Health Care Facility Revenue Bonds,
(Keybank Insured), Series 2000
1.500% due 08/15/2030 (d)                                                                 1,000       1,000

Trumbull County, Ohio Health Care Facility Revenue
Bonds, (RADIAN-Fleet National Bank Insured), Series 2001
1.350% due 10/01/2031 (d)                                                                 3,000       3,000
                                                                                                    -------
                                                                                                     10,370
                                                                                                    =======
Oklahoma 0.5%
Oklahoma Housing Finance Agency Single Family Revenue
Bonds, Series 2001 0.000% due 09/01/2032                                                  6,710         896
                                                                                                    -------
Pennsylvania 1.6%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998 4.900% due 12/01/2008                                                           100          96

Delaware County, Pennsylvania Industrial Development
Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008                                                                       725         774

Pennsylvania Convention Center Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1994-A
6.750% due 09/01/2019                                                                     2,000       2,195
                                                                                                    -------
                                                                                                      3,065
                                                                                                    =======
Puerto Rico 0.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010                                                                       750         796
6.000% due 07/01/2026                                                                       150         155
                                                                                                    -------
                                                                                                        951
                                                                                                    =======
South Carolina 1.5%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999 5.700% due 07/01/2012                                          1,000       1,012

South Carolina State Public Service Authority Revenue
Bonds, Series 1993 9.138% due 06/28/2013 (d)                                              1,700       1,804
                                                                                                    -------
                                                                                                      2,816
                                                                                                    =======
South Dakota 0.1%
South Dakota Housing Development Authority,
(FHA/VA Insured) 5.050% due 05/01/2010                                                      225         229
                                                                                                    -------
Tennessee 2.0%
Knox County, Tennessee Health Educational & Housing
Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022                                                                     1,000         987

Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998 4.450% due 08/01/2007                                                  1,000         999

Sullivan County, Tennessee Health Educational & Housing
Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022                                                                     1,000         980

Sullivan County, Tennessee Industrial Development Revenue
Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                                                       750         790
                                                                                                    -------
                                                                                                      3,756
                                                                                                    =======
Texas 12.3%
Bexar County, Texas Housing Finance Corporate Multi-Family
Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011                                                                       900         895

Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                                                     2,190         317

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                                                     1,500       1,497

88  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                              Amount      Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.946% due 05/01/2029 (d)                                   $  1,000   $    977

Del Rio Texas Waterworks & Sewer System Revenue Bonds,
(MBIA Insured), Series 1993 5.500% due 06/01/2015              2,400      2,463

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured)
5.250% due 02/15/2032                                          2,000      1,928

Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015                                            250        252

Harris County, Texas Health Facilities Development Hospital
Revenue Bonds, (Morgan Guaranty Trust Insured),
Series 1994 1.500% due 12/01/2025 (d)                            500        500

Houston, Texas Airport System Revenue Bonds,
Series 2001 6.750% due 07/01/2029                              1,000        877

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001 5.500% due 12/01/2017               1,000      1,027

Katy, Texas Independent School District General Obligation
Ltd. Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                          1,500      1,344

Lamar, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                          1,750      1,634

Midlothian, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                          1,000        388

North Texas State University Revenue Bonds, (FSA Insured),
Series 1999 5.375% due 04/15/2014                                250        258

Pasadena, Texas General Obligation Bonds, (FGIC Insured),
Series 2002 5.125% due 04/01/2024                              1,750      1,672

Red River, Texas Educational Finance Revenue Bonds,
Series 2000 5.750% due 05/15/2017                                750        784

Rio Grande City, Texas Construction Independent School
District General Obligation Bonds, (PSF-GTD Insured),
Series 2000 5.875% due 08/15/2018                              1,825      1,934

Sabine River, Texas Pollution Control Authority Revenue
Bonds, Series 2001 5.500% due 05/01/2022                       1,000      1,002

Texas State Affordable Multi-Family Housing Revenue
Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012                                          3,335      3,325
                                                                       --------
                                                                         23,074
                                                                       ========
Virginia 0.5%
Virginia State Housing Development Authority Revenue
Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031                                          1,000        993
                                                                       --------
Washington State 2.8%
University of Washington Revenue Bonds,
(AMBAC Insured), Series 2002
5.125% due 12/01/2017                                          2,715      2,696
5.250% due 12/01/2023                                          2,595      2,536
                                                                       --------
                                                                          5,232
                                                                       ========
West Virginia 0.7%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 9.928% due 05/16/2019 (d)                          1,200      1,275
                                                                       --------
Wisconsin 1.3%
Hudson, Wisconsin School District General Obligation
Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017                                          1,420      1,395
5.000% due 10/01/2019                                          1,040      1,009
                                                                       --------
                                                                          2,404
                                                                       --------
Total Municipal Bonds & Notes                                           201,880
(Cost $200,635)                                                        ========

 U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)(e)                                279        285
U.S. Treasury Notes
     3.500% due 11/15/2006 (c)                                16,500     15,611
                                                                       --------
Total U.S. Treasury Obligations                                          15,896
(Costs $16,131)                                                        ========

SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 2.6%
SSgA Tax Free Money Market
     1.170% due 04/01/2002                                     4,928      4,928
                                                                       --------
U.S. Treasury Bills 0.0%
1.700% due 05/02/2002 (b)                                         30         30
                                                                       --------
Total Short-Term Instruments                                              4,958
(Cost $4,958)                                                          ========

Total Investments (a) 118.3%                                           $222,734
(Cost $221,724)

Other Assets and Liabilities (Net) (18.3%)                              (34,463)
                                                                       --------

Net Assets 100.0%                                                      $188,271
                                                                       ========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $221,725 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  3,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,223)
                                                                       --------
Unrealized appreciation-net                                            $  1,009
                                                                       ========
(b) Securities with an aggregate market value of $315 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                         # of        Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
Municipal Bond (06/2002)                                  137          $    103
U.S. Treasury 30 Year Bond (06/2002)                       70               336
                                                                       --------
                                                                       $    439
                                                                       ========

(c) Security, or a portion thereof, subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 89

Schedule of Investments
New York Municipal Bond Fund
March 31, 2002

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 94.3%

New Jersey 18.3%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                    $    850    $   946
                                                                        -------
New York 68.9%
Amherst, New York General Obligation Bonds, (FGIC Insured),
Series 1999-A 5.500% due 12/01/2008                              150        161

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                            150        158

Long Island, New York Electric Power Authority Revenue
Bonds, (FSA Insured), Series 2000
8.520% due 12/01/2022 (c)                                        225        217
Nassau County, New York Individual Development Agency
Civic Facility Revenue Bonds, (SPA-Morgan Guaranty Insured)
Series 1999 1.450% due 01/01/2034 (c)                            200        200

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                            150        152

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                            150        111

New York City, New York Individual Development Revenue
Bonds, Series 1997 5.650% due 10/01/2028                         150        146

New York City, New York Industrial Development Agency
Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028                                            250        228

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                            150        151

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998 4.750% due 07/01/2008                 150        154

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000 7.910% due 08/15/2022                250        213

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                                150        158

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                                200        197

New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021                                            100         97

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                            150        154

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E 5.500% due 01/01/2010               115        123

New York State Urban Development Corp. Revenue
Bonds, Series 1999 5.000% due 01/01/2005                         150        156

New York, New York City Transitional Finance Authority
Revenue Bonds, (SPA-Bayerische Landesbank Insured)
1.400% due 05/01/2028 (c)                                        100        100

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                            145        150

Schenectady, New York Industrial Development
Agency Civic Facility Revenue Bonds
5.500% due 07/01/2016                                            500        529
                                                                        -------
                                                                          3,555
                                                                        =======
Puerto Rico 7.1%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 6.000% due 07/01/2026                                100        103

Puerto Rico Electric Power Authority Revenue Bonds, (FSA
Insured), Series 1992 10.303% due 07/01/2023 (c)                 250        263
                                                                        -------
                                                                            366
                                                                        -------
                                                                          4,867
                                                                        =======
Total Municipal Bonds & Notes
(Cost $4,747)

  SHORT-TERM INSTRUMENTS 2.8%

Money Market Fund 2.2%
Reich & Tang New York Money Market
0.970% due 04/01/2002                                            114        114
                                                                        -------
U.S. Treasury Bills 0.6%
1.700% due 05/02/2002 (b)                                         30         30
                                                                        -------
Total Short-Term Instruments                                                144
                                                                        =======

(Cost $144)

Total Investments (a) 97.1%                                             $ 5,011
(Cost $4,891)

Other Assets and Liabilities (Net) 2.9%                                     147
                                                                        -------
Net Assets 100.0%                                                       $ 5,158
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,892 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $   171

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (52)
                                                                        -------
Unrealized appreciation-net                                             $   119
                                                                        =======
(b) Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                         # of        Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
Municipal Bond (06/2002)                                   26           $    17
U.S. Treasury 30 Year Bond (06/2002)                       16                77
                                                                        -------
                                                                        $    94
                                                                        =======

(c)   Variable rate security. The rate listed is as of March 31, 2002.

90 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Real Return Fund
March 31, 2002

                                                        Principal
                                                           Amount      Value
                                                           (000s)     (000s)
                                                       ----------   --------
CORPORATE BONDS & NOTES 14.1%

Banking & Finance 10.3%
Allstate Financial Global Funding
     7.125% due 09/26/2005                             $   2,500    $  2,661
As sociates Corp. of North America
     2.150% due 05/08/2003 (d)                             1,500       1,503
Atlas Reinsurance PLC
     4.563% due 04/04/2003 (d)                             6,700       6,683
     5.563% due 10/04/2004 (d)                             4,400       4,389
     8.650% due 04/07/2005 (d)                             8,250       8,264
Bear Stearns Co., Inc.
     2.200% due 12/01/2003 (d)                               500         501
     2.400% due 09/21/2004 (d)                             1,000         994
Boeing Capital Corp.
     5.650% due 05/15/2006                                 5,000       4,970
CIT Group, Inc.
     2.325% due 04/07/2003 (d)                               300         297
Donaldson, Lufkin & Jenrette, Inc.
     2.250% due 04/25/2003 (d)                             7,500       7,523
Export-Import Bank Korea
     6.500% due 11/15/2006                                 2,500       2,555
Finova Group, Inc.
     7.500% due 11/15/2009 (k)                               840         296
Ford Motor Credit Co.
     2.017% due 02/13/2003 (d)                               350         345
     2.200% due 06/20/2003 (d)                            18,500      18,156
     2.530% due 06/23/2003 (d)                             1,000         984
     2.230% due 01/26/2004 (d)                             8,200       7,918
     3.675% due 10/25/2004 (d)                            18,000      17,833
     2.155% due 07/18/2005 (d)                            18,400      17,369
General Motors Acceptance Corp.
     2.121% due 12/09/2002 (d)                             2,000       1,989
     5.875% due 01/22/2003                                 2,550       2,582
     2.071% due 03/10/2003 (d)                             2,800       2,772
     2.410% due 05/16/2003 (d)                            19,925      19,758
     2.045% due 07/21/2003 (d)                             3,500       3,454
     2.210% due 08/04/2003 (d)                             5,000       4,936
     2.680% due 05/04/2004 (d)                            18,200      17,957
     2.120% due 07/21/2004 (d)                            45,300      44,194
Halyard RE
    10.376% due 04/05/2002 (d)                               800         796
Heller Financial, Inc.
     1.990% due 04/26/2002 (d)                               250         250
     6.500% due 07/22/2002                                 1,000       1,013
     7.500% due 08/23/2002                                10,200      10,390
     2.070% due 04/28/2003 (d)                             3,000       3,017
Household Finance Corp.
     2.283% due 08/06/2002 (d)                             2,000       2,000
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                             9,050       9,102
Korea Development Bank
     8.294% due 06/16/2003 (d)                               500         490
Lehman Brothers Holdings, Inc.
     4.290% due 06/03/2002 (d)                             2,500       2,500
     3.230% due 07/15/2002 (d)                               600         601
     2.381% due 09/03/2002 (d)                             2,000       2,001
MBNA America Bank NA
     2.050% due 04/25/2002 (d)                               500         500
Merrill Lynch & Co.
     2.080% due 02/04/2003 (d)                             2,000       2,000
     2.140% due 08/01/2003 (d)                             4,000       4,009
     2.201% due 05/21/2004 (d)                             2,100       2,102
Monumental Global Funding II
     2.150% due 09/26/2003 (d)                             2,000       2,002
Morgan Stanley, Dean Witter & Co.
     2.580% due 04/15/2002 (d)                             1,000       1,000
     2.101% due 02/21/2003 (d)                             1,500       1,501
     2.187% due 03/11/2003 (d)                             2,000       2,002
National Australia Bank Ltd.
     2.535% due 05/19/2010 (d)                             1,500       1,502
National Rural Utilities Cooperative Finance Corp.
     5.393% due 05/31/2002 (d)                             1,900       1,900
     2.070% due 07/17/2003 (d)                            10,000       9,905
National Westminster Bank PLC
     2.490% due 09/16/2002 (d)                             3,500       3,505
NeHi, Inc.
     6.196% due 06/09/2003 (d)                             3,000       3,016
Old Kent Bank
     2.980% due 11/01/2005 (d)                             1,000         999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                   233         237
Premium Asset Trust
     2.226% due 11/27/2004 (d)                             5,000       5,010
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                             1,000       1,002
Prudential Funding Corp.
     6.375% due 07/23/2006                                 7,000       7,148
Qwest Capital Funding, Inc.
     2.320% due 07/08/2002 (d)                             2,500       2,438
Redwood Capital II Ltd.
     5.018% 01/01/2004                                     5,000       5,000
Residential Reinsurance
     6.901% due 06/01/2004 (d)                             5,500       5,498
Salomon Smith Barney Holdings, Inc.
     2.130% due 02/18/2003 (d)                             1,000       1,002
     2.060% due 04/28/2003 (d)                             3,000       3,004
Textron Financial Corp.
     2.023% due 09/17/2002 (d)                             5,000       4,984
     2.271% due 12/09/2002 (d)                             1,000         995
Trinom Ltd.
     5.895% due 12/18/2004 (d)                             6,500       6,542
Wachovia Corp.
     7.550% due 08/18/2005                                10,000      10,676
Washington Mutual, Inc.
     2.210% due 05/17/2004 (d)                            17,900      17,892
Western Capital
     6.970% due 01/07/2003                                 5,000       5,000
                                                                    --------
                                                                     345,414
                                                                    ========
Industrials 2.5%
AIC Corp.
     5.026% due 10/02/2002 (d)                               250         250
American Airlines, Inc.
     6.978% due 04/01/2011                                 3,000       3,042
Coastal Corp.
     2.460% due 07/21/2003 (d)                             8,000       8,015
Conoco, Inc.
     2.596% due 10/15/2002 (d)                             8,000       8,011
Cox Enterprises, Inc.
     2.760% due 05/01/2033 (d)                             2,000       2,014
DaimlerChrysler North America Holding Corp.
     2.120% due 09/16/2002 (d)                            12,000      11,954
     2.760% due 12/16/2002 (d)                             4,193       4,194
     2.230% due 08/16/2004 (d)                             5,000       4,883
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                 3,541       3,365
Fred Meyer, Inc.
     7.375% due 03/01/2005                                 2,000       2,112
HCA - The Healthcare Co.
     3.510% due 09/19/2002 (d)                             8,000       8,004
Petroleos Mexicanos
     9.500% due 09/15/2027                                 4,750       5,261
SR Wind Ltd.
     7.150% due 05/18/20 (d)(i)                            4,500       4,504
United Air Lines, Inc.
     2.301% due 12/02/2002 (d)                             1,139       1,124
Walt Disney Co.
     4.500% due 09/15/2004                                15,000      14,845
Waste Management, Inc.
     6.625% due 07/15/2002                                 1,000       1,006
     7.100% due 08/01/2026                                 1,500       1,519
                                                                    --------
                                                                      84,103
                                                                    ========
Utilities 1.3%
ALLETE, Inc.
     2.620% due 10/20/2003 (d)                             2,500       2,505
Commonwealth Edison Co.
     7.375% due 09/15/2002                                 3,000       3,059
     2.408% due 09/30/2002 (d)                             1,000       1,000

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 91

Real Return Fund
March 31, 2002

                                                  Principal
                                                     Amount          Value
                                                     (000s)         (000s)
--------------------------------------------------------------------------
Deutsche Telekom AG
     7.750% due 06/15/2005                       $   10,000    $   10,415
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                        3,500         3,503
     7.600% due 07/15/2003                            5,000         5,210
Entergy Gulf States, Inc.
     3.281% due 06/02/2003 (d)                        4,500         4,502
Hawaiian Electric Industries, Inc.
     2.876% due 04/15/2003 (d)                        2,000         2,004
Oneok, Inc.
     2.450% due 04/24/2002 (d)                        2,000         2,000
Scana Corp.
     2.476% due 07/15/2002 (d)                        3,900         3,903
Sprint Capital Corp.
     2.370% due 06/10/2002 (d)                        3,000         3,000
WorldCom, Inc.
     7.375% due 01/15/2003                            1,000           950
                                                               ----------
                                                                   42,051
                                                               ----------
Total Corporate Bonds & Notes                                     471,568
                                                               ==========
(Cost $469,990

 MUNICIPAL BONDS & NOTES 0.0%

New York 0.0%
New York City General Obligation Bonds,
 Series 1997
2.150% due 08/01/2002 (d)                                24            24
                                                               ----------
Total Municipal Bonds & Notes                                          24
                                                               ==========
(Cost $24)

 U.S. TREASURY OBLIGATIONS 93.9%

Treasury Inflation Protected Securities (g)
     3.375% due 01/15/2007 (b)                      170,560       174,105
     3.625% due 01/15/2008 (h)                      505,876       519,313
     3.875% due 01/15/2009 (h)                      873,153       906,988
     4.250% due 01/15/2010                          238,003       253,399
     3.625% due 04/15/2028                          431,003       439,018
     3.875% due 04/15/2029                          643,963       684,412
     3.375% due 04/15/2032                          157,382       156,251
                                                               ----------
Total U.S. Treasury Obligations                                 3,133,486
                                                               ==========
(Cost $3,145,028)

 MORTGAGE-BACKED SECURITIES 0.4%

Collateralized Mortgage Obligations 0.4%
Bear Stearns Adjustable Rate Mortgage Trust
     5.441% due 11/25/2030 (d)                        3,024         3,071
Freddie Mac
     6.500% due 01/25/2028                              100            96
     7.000% due 10/15/2030                            3,000         3,032
GMAC Commercial Mortgage Asset Corp.
     2.201% due 07/20/2002 (d)                        6,036         6,036
                                                               ----------
                                                                   12,235
                                                               ==========
Fannie Mae 0.0%
     7.038% due 10/01/2024 (d)                          193           202
                                                               ----------
Federal Housing Administration 0.0%
     7.430% due 12/01/2020                              289           286
                                                               ----------
Total Mortgage-Backed Securities                                   12,723
                                                               ==========
(Cost $12,661)

 ASSET-BACKED SECURITIES 0.4%

AFC Home Equity Loan Trust
     2.070% due 03/25/2027 (d)                          118           118
American Residential Eagle Trust
     2.190% due 07/25/2029 (d)                        2,581         2,587
Asset Backed Securities Home Equity Corp.
     2.270% due 06/21/2029 (d)                        1,213         1,216
Conseco Finance
     7.890% due 07/15/2018                            2,000         2,055
     8.170% due 12/15/2025                            2,000         2,097
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                              750           801
Conseco Finance
 Securitization
     8.480% due 12/01/2031                            3,000         3,225
EQCC Home Equity Loan
 Trust
     2.100% due 03/20/2029 (d)                          119           119
SallieMae
     4.143% due 07/25/2004 (d)                           13            13
     4.173% due 10/25/2004 (d)                            5             5
     3.612% due 04/25/2006 (d)                          613           614
     4.373% due 01/25/2007 (d)                          144           144
USAA Auto Loan
 Grantor Trust
     5.800% due 01/15/2005                               54            54
                                                                ---------
Total Asset-Backed Securities                                      13,048
                                                                =========
(Cost $12,884)

 SOVEREIGN ISSUES 0.0%

United Mexican States
     0.000% due 06/30/2003 (d)                          718             4
                                                                ---------
Total Sovereign Issues                                                  4
                                                                =========
(Cost $0)

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%

Caisse D'amort Dette
 Soc (g)
     3.800% due 07/25/2006                   EC       5,174         4,593
Commonwealth of New Zealand
     4.500% due 02/15/2016                   N$      34,200        16,295
Republic of France (g)
     3.000% due 07/25/2012                   EC      27,529        23,458
                                                                ---------
Total Foreign Currency-Denominated Issues                          44,346
                                                                =========
(Cost $44,806)

 CONVERTIBLE BONDS & NOTES 0.1%

Utilities 0.1%
Nabors Industries, Inc.
     0.000% due 06/20/2020                         $  5,000         3,288
                                                                ---------
Total Convertible Bonds & Notes                                     3,288
                                                                =========
(Cost $3,175)

 SHORT-TERM INSTRUMENTS 1.3%

Commercial Paper 0.8%
Fannie Mae
     1.750% due 05/08/2002 (b)                           70            70
     2.040% due 09/11/2002                            6,000         5,941
UBS Finance, Inc.
     1.850% due 04/01/2002                           19,500        19,500
                                                                ---------
                                                                   25,511
                                                                =========
Repurchase Agreement 0.4%
State Street Bank
     1.550% due 04/01/2002                           13,204        13,204
                                                                ---------
     (Dated 03/28/2002. Collateralized by U.S.
      Treasury
      Bond 8.500% due 02/15/2020 valued at
      $13,474.
      Repurchase proceeds are $13,206.)

U.S. Treasury Bills 0.1%
     1.727% due 05/02/2002 (b)(i)                     3,465         3,460
                                                                ---------
Total Short-Term                                                   42,175
 Instruments                                                    =========
(Cost $42,178)

Total Investments (a) 111.5%
(Cost $3,730,746)                                               $3,720,662

Other Assets and Liabilities (Net) (11.5%)                        (382,160)
                                                                ----------
Net Assets 100.0%                                               $3,338,502
                                                                ==========

92 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,731,778 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over
tax cost.                                                                                    $  7,082

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                              (18,198)
                                                                                            ---------
Unrealized depreciation-net                                                                 $ (11,116)
                                                                                            =========

(b) Securities with an aggregate market value of $3,052 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                                  Unrealized
                                                                      # of       Appreciation/
Type                                                               Contracts    (Depreciation)
------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                                    24       $        64
U.S. Treasury 30 Year Bond (06/2002)                                    9                18
Eurodollar September Futures (09/2002)                              3,211            (1,340)
Eurodollar June Futures (06/2003)                                     378               399
                                                                                -----------
                                                                                $      (859)
                                                                                ===========

(c) Swap agreements outstanding at March 31, 2002:

----------------------------------------------------------------------------------------------------
                                                                        Notional         Unrealized
Type                                                                      Amount      (Depreciation)
----------------------------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470%
and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                                    $     10,000        $     (733)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                                           5,000              (235)

Receive floating rate based on 3-month LIBOR plus 1.000%
and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors Industries, Inc. due
6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                                           3,042              (262)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/15/2003                                                          15,900              (132)

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                                           1,000                (3)
                                                                                       ----------
                                                                                       $   (1,365)
                                                                                       ==========

(d) Variable rate security. The rate
    listed is as of March 31, 2002.

(e) Foreign forward currency contracts
    outstanding at March 31, 2002:

                     Principal
                        Amount                         Unrealized
                    Covered by      Settlement       Appreciation/
Type    Currency      Contract           Month      (Depreciation)
-----------------------------------------------------------------
Sell        EC         24,613         04/2002         $     117
Sell        JY         78,994         04/2002                 7
Sell        N$         36,053         04/2002              (807)
                                                      ---------
                                                      $    (683)
                                                      =========

(f) Principal amount denoted in indicated currency:

            EC - Euro
            JY - Japenese Yen
            N$ - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Security, or a portion thereof, subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                          Coupon
Type                         (%)        Maturity         Par        Value      Proceeds
---------------------------------------------------------------------------------------
U.S. Treasury Bond        6.250       05/15/2030      14,400   $   14,970    $   15,047
U.S. Treasury Note        3.625       07/15/2002     274,893      279,575       278,946
U.S. Treasury Note        5.250       08/15/2003      73,100       75,193        75,062
U.S. Treasury Note        4.625       05/15/2006       8,600        8,569         8,587
                                                               ========================
                                                               $  378,307    $  377,642
                                                               ========================

(k) Security is in default.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 93

Schedule of Investments
Short-Term Fund
March 31, 2002

                                                    Principal
                                                       Amount         Value
                                                       (000s)        (000s)
---------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 43.3%

Banking & Finance 14.8%
Banco Nacional Obra Services
     9.625% due 11/15/2003                          $   3,900     $   4,232
Bankunited FSB
     5.400% due 02/02/2004                              4,000         4,076
Bear Stearns Co., Inc.
     5.125% due 02/22/2004 (d)                          4,200         4,200
     2.400% due 09/21/2004 (d)                          3,900         3,877
Boeing Capital Corp.
     2.127% due 09/27/2002 (d)                         13,900        13,896
Chrysler Financial Co. LLC
     2.071% due 02/05/2003                              1,000           991
CIT Group, Inc.
     2.150% due 09/13/2002 (d)                          6,300         6,286
Citigroup, Inc.
     5.500% due 08/19/2003 (d)                         11,040        11,040
Countrywide Home Loans
     2.150% due 06/03/2003 (d)                          2,800         2,790
Donaldson, Lufkin & Jenrette, Inc.
     2.235% due 07/18/2003 (d)                          8,000         8,024
First Union Corp.
     8.125% due 06/24/2002                              1,350         1,367
     7.875% due 07/15/2002                              1,500         1,521
First USA Bank
     2.081% due 05/15/2002 (d)                          6,000         6,000
Ford Credit Canada
     2.150% due 12/16/2002 (d)                         10,000         9,909
Ford Motor Credit Co.
     8.000% due 06/15/2002                              1,000         1,009
     7.500% due 01/15/2003                              2,450         2,499
     2.170% due 06/02/2003 (d)                         13,370        13,127
     2.720% due 03/08/2004 (d)                          4,300         4,167
     4.225% due 10/25/2004 (d)                         10,500        10,402
     2.155% due 07/18/2005 (d)                         10,000         9,440
General Motors Acceptance Corp.
     7.050% due 04/24/2002                              1,000         1,003
     2.220% due 12/09/2002 (d)                          3,100         3,083
     5.920% due 12/16/2002                              5,000         5,064
     5.800% due 03/12/2003                              1,500         1,523
     5.950% due 03/14/2003                              1,700         1,722
     2.010% due 08/18/2003 (d)                         16,575        16,330
     2.200% due 11/07/2003 (d)                          8,700         8,561
     2.490% due 01/20/2004 (d)                          4,900         4,845
     3.010% due 05/04/2004 (d)                          4,000         3,946
     2.120% due 07/21/2004 (d)                          9,300         9,073
Golden State Holdings
     2.860% due 08/01/2003 (d)                          1,100         1,088
     7.000% due 08/01/2003                              5,075         5,124
Golden West Financial Corp.
     6.700% due 07/01/2002                              6,870         6,936
Heller Financial, Inc.
     2.630% due 04/22/2002 (d)                         12,900        12,900
     7.000% due 05/15/2002                              4,535         4,560
     6.660% due 07/11/2002                              1,000         1,012
     6.500% due 07/22/2002                              1,000         1,013
Household Finance Corp.
     2.250% due 08/07/2003 (d)                         17,950        17,825
     1.000% due 03/11/2004                              6,650         6,674
     5.750% due 01/30/2007                             23,000        22,173
Korea Development Bank
     7.625% due 10/01/2002                              2,500         2,565
Lehman Brothers Holdings, Inc.
     2.600% due 05/07/2002 (d)                          3,000         3,001
     2.992% due 04/04/2003 (d)                          3,000         3,006
Merrill Lynch & Co.
     2.140% due 08/01/2003 (d)                          4,000         4,009
National Rural Utilities Cooperative Finance Corp.
     2.070% due 07/17/2003 (d)                         17,200        17,036
     5.250% due 07/15/2004                              9,595         9,598
     6.500% due 03/01/2007                             20,000        19,985
Paine Webber Group, Inc.
     2.990% due 07/15/2002 (d)                         10,000        10,012
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                          2,000         2,004
Salomon, Smith Barney Holdings
     1.995% due 07/18/2007 (d)                          5,000         5,011
Security Capital Group, Inc.
     7.750% due 11/15/2003                              7,695         8,126
The Tyco Capital Corp.
     2.931% due 04/07/2003 (d)                         15,200        15,053
U.S. Bancorp
     2.090% due 02/03/2003 (d)                          3,700         3,704
USAA Capital Corp.
     7.050% due 11/08/2006                                445           466
Verizon Global Funding Corp.
     6.750% due 12/01/2005                              3,000         3,118
                                                                  ---------
                                                                    360,002
                                                                  =========
Industrials 16.3%
Air Canada
     2.662% due 07/31/2005 (d)                          1,273           957
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                              2,024         2,015
     7.375% due 01/01/2004                              2,275         2,252
American Standard Cos., Inc.
     7.125% due 02/15/2003                              3,300         3,378
AOL Time Warner, Inc.
     6.125% due 04/15/2006                              3,000         3,003
BHP Finance USA Ltd.
     6.420% due 03/01/2026                             27,850        28,237
Clear Channel Communications, Inc.
     2.550% due 06/15/2002 (d)                         16,900        16,910
     7.250% due 09/15/2003                              5,000         5,102
Coastal Corp.
     2.460% due 07/21/2003 (d)                          5,000         5,009
Conagra Foods, Inc.
     5.500% due 10/15/2002                              3,300         3,346
     2.621% due 09/10/2003 (d)                         11,800        11,813
Conoco, Inc.
     3.201% due 10/15/2002 (d)                         25,900        25,936
Cox Communications, Inc.
     6.500% due 11/15/2002                              1,800         1,827
     7.170% due 10/01/2003                              5,043         5,203
DaimlerChrysler North America Holding Corp.
     6.590% due 06/18/2002                              5,000         5,039
     7.070% due 08/15/2002                              8,200         8,317
     2.180% due 08/23/2002 (d)                          5,800         5,792
     2.120% due 09/16/2002 (d)                         20,450        20,372
     6.840% due 10/15/2002                              3,000         3,053
     2.760% due 12/16/2002 (d)                          2,100         2,100
     2.360% due 08/01/2003 (d)                          2,800         2,774
     2.230% due 08/16/2004 (d)                          2,800         2,735
HCA - The Healthcare Co.
     3.510% due 09/19/2002 (d)                         10,000        10,005
     6.870% due 09/15/2003                             10,000        10,341
     6.730% due 07/15/2045                              8,170         8,295
Hilton Hotels Corp.
     7.375% due 06/01/2002                              1,500         1,505
     7.000% due 07/15/2004                              5,824         5,827
International Game Technology
     7.875% due 05/15/2004                             10,000        10,363
International Paper Co.
     8.000% due 07/08/2003                             19,450        20,374
Kroger Co.
     7.150% due 03/01/2003                             11,500        11,851
     2.660% due 08/16/2012 (d)                          5,000         5,001
Mandalay Resort Group
     6.750% due 07/15/2003                              5,400         5,468
Martin Marietta Corp.
     6.500% due 04/15/2003                              2,000         2,048
McDonald's Corp.
     6.000% due 06/23/2002                                475           479
Norfolk Southern Corp.
     7.050% due 05/01/2037                             20,975        21,906
Pioneer National Resources Co.
     8.875% due 04/15/2005                              4,000         4,071
Qwest Capital Funding, Inc.
     5.875% due 08/03/2004                              4,900         4,211
Qwest Corp.
     6.125% due 07/15/2002                              5,000         4,900

94 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount        Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Racers
     2.161% due 03/03/2003 (d)                        $ 10,000    $   10,007
Safeway, Inc.
     7.000% due 09/15/2002                              13,900        14,158
     6.050% due 11/15/2003                              12,405        12,766
TCI Communications, Inc.
     6.375% due 05/01/2003                               7,500         7,627
Time Warner, Inc.
     9.625% due 05/01/2002                               3,000         3,015
Turner Broadcasting System, Inc.
     7.400% due 02/01/2004                               2,200         2,312
Waste Management, Inc.
     6.625% due 07/15/2002                               6,355         6,396
     6.500% due 12/15/2002                               4,000         4,058
     6.375% due 12/01/2003                               4,000         4,034
Weyerhaeuser Co.
     9.050% due 02/01/2003                               8,015         8,326
     3.085% due 09/15/2003                              33,100        33,102
Willamette Industries, Inc.
     9.125% due 02/15/2003                               2,000         2,089
                                                                  ----------
                                                                     399,705
                                                                  ==========
Utilities 12.2%
Allete, Inc.
     2.620% due 10/20/2003 (d)                           8,800         8,819
AT&T Corp.
     6.500% due 11/15/2006                              11,000        10,810
British Telecom PLC
     3.295% due 12/15/2003 (d)                          17,100        17,274
     7.625% due 12/15/2005                               3,000         3,190
CenturyTel, Inc.
     7.750% due 10/15/2002                               2,000         2,037
Commonwealth Edison Co.
     2.533% due 09/30/2003 (d)                           2,000         2,004
Deutsche Telekom AG
     7.750% due 06/15/2005                               8,000         8,332
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                           7,700         7,707
     7.400% due 09/16/2002                              15,850        16,122
DTE Energy Co.
     7.110% due 11/15/2038                               1,500         1,514
Dynergy, Inc.
     6.875% due 07/15/2002                               8,150         8,178
Entergy Gulf States, Inc.
     3.211% due 09/01/2004 (d)                          10,000        10,009
France Telecom
     3.750% due 03/14/2003 (d)                           1,500         1,504
     3.613% due 03/14/2003 (d)                          13,000        13,038
     3.396% due 07/16/2003 (d)                           6,600         6,604
Indiana Michigan Power Co.
     2.525% due 09/03/2002 (d)                           1,000         1,000
Kerr-McGee Corp.
     2.653% due 06/28/2004 (d)                           1,550         1,548
Kinder Morgan, Inc.
     2.792% due 10/10/2002 (d)                          17,200        17,202
     6.450% due 03/01/2003                              22,930        23,367
Niagara Mohawk Power Co.
     7.375% due 07/01/2003                              10,207        10,645
Ohio Edison Co.
     7.375% due 09/15/2002                              18,000        18,298
Oneok, Inc.
     2.450% due 04/24/2002 (d)                           5,000         5,000
Pacific Gas & Electric Co.
     1.000% due 10/31/2049 (d) (i)                       1,900         1,938
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                               5,000         5,020
Scana Corp.
     3.080% due 07/15/2002 (d)                             700           700
Sierra Pacific Resources
     2.420% due 04/20/2002 (d)                           3,000         2,996
     2.370% due 04/20/2003 (d)                           5,000         4,868
Sprint Capital Corp.
     7.625% due 06/10/2002                               8,865         8,766
     8.125% due 07/15/2002                               1,000           992
TCI Communications, Inc.
     8.250% due 01/15/2003                               2,850         2,923
Texas Utilities Corp.
     6.750% due 04/01/2003                               1,665         1,712
     2.600% due 06/15/2003 (d)                          15,800        15,820
Toledo Edison Co.
     8.700% due 09/01/2002                               4,725         4,802
Transocean Sedco, Inc.
     6.500% due 04/15/2003                               2,985         3,053
Verizon Wireless, Inc.
     2.390% due 12/17/2003 (d)                          19,400        19,417
Williams Cos., Inc.
     2.745% due 07/31/2002 (d)                          15,000        14,780
     6.200% due 08/01/2002                               8,080         8,065
WorldCom, Inc.
     7.375% due 01/15/2003                              10,000         9,504
                                                                  ----------
                                                                     299,558
                                                                  ----------
Total Corporate Bonds & Notes                                      1,059,265
(Cost $1,061,881)                                                 ==========

  MUNICIPAL BONDS & NOTES 0.7%

Connecticut 0.5%
Bridgeport Connecticut General
 Obligation Bonds
4.350% due 07/18/2002                                   11,000        11,057
                                                                  ----------

North Carolina 0.2%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
2.241% due 06/01/2009 (d)                                6,027         6,028
                                                                  ----------
Total Municipal Bonds & Notes                                         17,085
(Cost $17,027)                                                    ==========

  U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
     5.750% due 04/15/2003                                 850           873
                                                                  ----------
Total U.S. Government Agencies                                           873
(Cost $841)                                                       ==========

  U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (h)
     3.375% due 01/15/2007 (b)                             112           114
                                                                  ----------
Total U.S. Treasury Obligations                                          114
(Cost $114)                                                       ==========

  MORTGAGE-BACKED SECURITIES 16.4%

Collateralized Mortgage Obligations 6.9%
Bank of America Mortgage Securities, Inc.
     6.500% due 05/25/2029                                 861           848
Bear Stearns Adjustable Rate Mortgage Trust
     6.295% due 01/25/2032 (d)                          20,112        20,107
CDC Depositor Trust I
     2.290% due 12/14/2007 (d)                              23            23
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                 275           279
Countrywide Home Loans
     6.500% due 07/25/2013                                 826           833
Credit-Based Asset Servicing & Securitization
     2.190% due 01/25/2032 (d)                             986           986
CS First Boston Mortgage Securities Corp.
     6.750% due 01/15/2008                               6,106         6,243
Dime Savings
     6.487% due 11/01/2018 (d)                              65            64
DLJ Acceptance Trust
     6.800% due 10/17/2020 (d)                             309           317
Fannie Mae
     6.000% due 02/25/2008                                 517           530
     3.573% due 07/25/2008 (d)                             133           133
     6.000% due 08/18/2016                               7,386         7,444
     2.500% due 10/25/2017 (d)                           2,888         2,916
     4.320% due 02/01/2018                                  70            71

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 95

Short-Term Fund
March 31, 2002

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)
----------------------------------------------------------------------------
     6.250% due 05/25/2019                           $    343      $     350
     5.000% due 04/25/2021                                 82             82
     6.500% due 09/18/2023                                 30             30
     4.324% due 01/01/2027                                112            114
     4.324% due 04/01/2029                                638            649
     1.000% due 08/01/2029                             12,137         12,561
     8.937% due 06/25/2032                              5,610          5,869
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                              1,000          1,007
Freddie Mac
     7.000% due 08/15/2006                              1,209          1,223
     6.750% due 03/15/2007                                 65             65
     6.250% due 07/15/2007                                 87             87
     6.000% due 01/15/2019                                167            167
     5.500% due 02/15/2020                                514            518
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                 92             92
Government National Mortgage Association
     7.500% due 02/20/2030                              1,000          1,016
Impac CMB Trust
     2.130% due 11/25/2031 (d)                          4,305          4,307
Independent National Mortgage Corp.
     7.250% due 11/25/2010                              1,854          1,877
Mellon Residential Funding Corp.
     2.320% due 10/20/2029 (d)                         10,000         10,136
Norwest Asset Securities Corp.
     6.750% due 09/25/2027                              1,796          1,825
PNC Mortgage Securities Corp.
     6.500% due 12/25/2028                              3,000          2,943
Prudential Home Mortgage Securities
     6.950% due 11/25/2022                                233            229
Residential Funding Mortgage Securities I
     7.500% due 12/25/2030                              2,867          2,955
Resolution Trust Corp.
     5.513% due 05/25/2029 (d)                            374            358
Small Business Investment Cos.
     7.540% due 08/10/2009                              1,415          1,514
Structured Asset Securities Corp.
     6.500% due 09/25/2031 (d)                         12,025         12,183
     6.320% due 02/25/2032                             23,951         23,942
TMA Mortgage Funding Trust
     2.230% due 01/25/2029 (d)                          4,912          4,912
Vendee Mortgage Trust
     6.500% due 05/15/2025                              1,300          1,299
Washington Mutual, Inc.
     6.596% due 10/19/2039 (d)                          9,729          9,661
     5.116% due 01/25/2041 (d)                          1,780          1,782
Wells Fargo Mortgage-Backed Securities Trust
     6.696% due 10/25/2031                             17,501         17,529
     6.197% due 01/25/2032                              3,833          3,789
                                                                   ---------
                                                                     165,865
                                                                   =========
Fannie Mae 3.6%
      1.000% due 05/01/2036 (d)                           860            876
     4.324% due 05/01/2021                                700            712
     4.337% due 01/01/2029                                112            114
     4.630% due 05/01/2036 (d)                         63,536         64,735
     4.665% due 11/01/2025                                118            120
     5.493% due 01/01/2032 (d)                         10,411         10,388
     6.000% due 01/01/2004                                 96             98
     6.500% due 12/01/2003                              1,223          1,226
     7.000% due 01/01/2003-03/01/2013 (e)               4,918          5,039
     7.311% due 07/01/2029                              2,749          2,854
     8.500% due 01/01/2026                                995          1,075
                                                                   ---------
                                                                      87,237
                                                                   =========
Federal Housing Administration 0.0%
     7.435% due 02/01/2019                                364            363
                                                                   ---------
Freddie Mac 0.4%
     2.925% due 06/15/2031                              9,995         10,023
                                                                   ---------
Government National Mortgage Association 5.5%
     5.000% due 08/20/2029-02/20/2032 (d)(e)           43,375         43,870
     5.250% due 06/20/2029-05/20/2030 (d)(e)           25,853         26,118
     5.500% due 04/20/2030 (d)                         11,737         11,887
     6.250% due 03/20/2029-03/20/2030 (d)(e)           13,575         13,734
     6.375% due 02/20/2024-06/20/2027 (d)(e)           15,968         16,318
     6.625% due 11/20/2026-10/20/2027 (d)(e)           10,261         10,519
     6.750% due 07/20/2025-09/20/2027 (d)(e)            5,008          5,124
     7.750% due 09/20/2023 (d)                          1,021          1,048
     8.000% due 04/18/2032                              4,000          4,206
     8.500% due 06/20/2027                              2,389          2,568
                                                                   ---------
                                                                     135,392
                                                                   =========
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                                324             18
Fannie Mae (IO)
     6.500% due 10/25/2023                                707             82
Freddie Mac (IO)
     6.500% due 11/15/2007                              2,302            170
     7.000% due 06/15/2019                                988             17
                                                                   ---------
                                                                         287
                                                                   ---------
Total Mortgage-Backed Securities                                     399,167
                                                                   =========
(Cost $399,388)

ASSET-BACKED SECURITIES 6.7%

Advanta Mortgage Loan Trust
     6.320% due 05/25/2029                                953            960
Advanta Revolving Home Equity Loan Trust
     2.220% due 01/25/2024 (d)                            114            115
American Residential Eagle Trust
     2.190% due 07/25/2029 (d)                            688            690
Bear Stearns Asset Backed Securities, Inc.
     2.080% due 06/15/2016 (d)                         21,287         21,300
Brazos Student Loan Finance Co.
     2.847% due 06/01/2023 (d)                         20,000         20,021
Capital Asset Research Funding LP
     6.400% due 12/15/2004                              1,105          1,117
     5.905% due 12/15/2005                                255            254
CS First Boston Mortgage Securities Corp.
     2.160% due 12/15/2030 (d)                          2,370          2,370
     2.250% due 08/25/2031 (d)                          1,529          1,532
     2.190% due 02/25/2032 (d)                         12,473         12,504
Daimler-Benz Auto Grantor Trust
     5.220% due 12/22/2003                                982            987
Delta Funding Home Equity Loan Trust
     2.310% due 09/15/2029 (d)                            965            968
GMAC Mortgage Corp. Loan Trust
     2.140% due 06/18/2027 (d)                          1,116          1,117
Green Tree Home Improvement Loan Trust
     2.070% due 08/15/2029 (d)                          1,537          1,537
IMC Home Equity Loan Trust
     6.360% due 08/20/2022                              7,290          7,351
Metris Master Trust
     7.110% due 10/20/2005                              4,100          4,112
     2.551% due 04/20/2006 (d)                          6,000          6,009
MLCC Mortgage Investors, Inc.
     2.280% due 03/15/2025 (d)                          2,153          2,159
New York City Tax Lien
     5.590% due 09/10/2014                              3,700          3,749
Onyx Acceptance Auto Trust
     7.160% due 09/15/2004                             24,200         24,776
Premier Auto Trust
     6.430% due 03/08/2004                                750            768
     6.060% due 07/06/2004                             15,375         15,398
Salomon Brothers Mortgage Securities VII
     2.250% due 07/25/2029 (d)                            544            544
     2.320% due 11/15/2029 (d)                            659            661
     2.480% due 12/15/2029 (d)                          2,000          2,006
     2.190% due 12/25/2029 (d)                          6,344          6,357
Saxon Asset Securities Trust
     6.170% due 08/25/2021                              1,682          1,711
Structured Product Asset Trust
     3.160% due 06/20/2004 (d)                          7,200          7,164

96  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)
--------------------------------------------------------------------------------
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                $   279      $      279
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                     65              65
WFS Financial Owner Trust
   5.750% due 08/20/2003                                    117             117
   5.700% due 11/20/2003                                  7,914           7,991
   6.420% due 07/20/2004                                    260             267
   7.750% due 11/20/2004                                  7,181           7,389
                                                                     ----------
Total Asset-Backed Securities                                           164,345
                                                                     ==========
(Cost $164,123)

  SOVEREIGN ISSUES 0.4%

Republic of Brazil
   3.187% due 04/15/2006 (d)                              8,640           8,003
   11.500% due 03/12/2008                                 2,600           2,607
United Mexican States
   0.000% due 06/30/2003 (d)                              3,076              16
                                                                     ----------
Total Sovereign Issues                                                   10,626
                                                                     ==========
(Cost $10,374)

  SHORT-TERM INSTRUMENTS 32.0%

Commercial Paper 31.2%
AT&T Corp.
   3.325% due 08/06/2002                                 53,100          53,097
Fannie Mae
   1.815% due 07/03/2002                                 58,000          57,705
   1.865% due 08/14/2002                                 96,100          95,348
   1.865% due 08/21/2002                                  3,900           3,868
   1.900% due 08/21/2002                                 32,000          31,734
   2.010% due 08/21/2002                                 35,385          35,074
   1.880% due 08/28/2002                                 30,000          29,735
   2.040% due 09/04/2002                                  9,295           9,208
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                              2,140           2,136
Freddie Mac
   1.800% due 05/07/2002 (b)                              1,000             998
   1.870% due 08/15/2002                                 20,000          19,842
   1.880% due 08/28/2002                                 12,700          12,588
   1.870% due 08/30/2002                                 66,200          65,606
   2.060% due 09/16/2002                                 10,100           9,997
   2.060% due 09/18/2002                                 25,120          24,859
Gillette Co.
   1.820% due 04/01/2002                                 75,000          75,000
Goldman Sachs Group, Inc.
   1.850% due 04/01/2002                                 75,000          75,000
Sprint Capital Corp.
   2.740% due 04/22/2002                                  1,800           1,797
   3.210% due 04/22/2002                                 10,000           9,981
   3.450% due 05/07/2002                                  2,000           1,993
   3.480% due 05/09/2002                                 11,600          11,557
UBS Finance, Inc.
   1.850% due 04/01/2002                                 25,000          24,948
   1.920% due 08/20/2002                                 25,000          24,812
   1.920% due 08/21/2002                                 22,100          21,933
   1.920% due 08/22/2002                                 27,900          27,687
   2.000% due 09/04/2002                                 20,000          19,827
Williams Cos., Inc.
   3.480% due 04/17/2002                                 17,000          16,974
                                                                     ----------
                                                                        763,304
                                                                     ==========
Repurchase Agreement 0.8%
State Street Bank
   1.550% due 04/01/2002                                 19,585          19,585
                                                                     ----------

   (Dated 03/28/2002. Collateralized by U.S. Treasury
   Bond 8.500% due 02/15/2020 valued at $19,978.
   Repurchase proceeds are $19,588.)

U.S. Treasury Bills 0.0%
   1.747% due 05/02/2002 (b)                                595             594
                                                                     ----------

Total Short-Term Instruments                                            783,483
                                                                     ==========
(Cost $783,851)

Total Investments (a) 99.5%                                          $2,434,958
(Cost $2,437,599)

Written Options (c) (0.1%)                                               (2,817)
(Premiums $1,213)

Other Assets and Liabilities (Net) 0.6%                                  15,298
                                                                     ----------

Net Assets 100.0%                                                    $2,447,439
                                                                     ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,437,585 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost.                    $    5,825

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (8,452)
                                                                     ----------
Unrealized depreciation-net                                          $   (2,627)
                                                                     ==========

(b) Securities with an aggregate market value of $3,840 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                   Unrealized
                                                       # of     Appreciation/
Type                                              Contracts    (Depreciation)
--------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (06/2002)            30           $    63
United Kingdom 90 Day LIBOR Futures (09/2002)            30                43
United Kingdom 90 Day LIBOR Futures (12/2002)            60                23
U.S. Treasury 10 Year Note (06/2002)                    140               (46)
Eurodollar December Futures (12/2002)                 1,200            (1,397)
                                                                      -------
                                                                      $(1,314)
                                                                      =======

(c) Premiums received on written options:
                                                   # of
Type                                          Contracts     Premium        Value
--------------------------------------------------------------------------------
Call - OTC Broken Hill Proprietary Ltd.
6.420% due 03/01/2026
Strike @ 100.000 Exp. 03/01/2003             27,850,000    $      0     $  1,021

Call - OTC Norfolk Southern Corp.
7.050% due 05/01/2037
Strike @ 100.000 Exp. 05/01/2004             20,975,000           0            0

Call - CME Eurodollar December Futures
Strike @ 97.250 Exp. 12/16/2002                     368         189           51

Put - CME Eurodollar December Futures
Strike @ 96.250 Exp. 12/16/2002                   1,396       1,024        1,745
                                                           ---------------------
                                                           $  1,213     $  2,817
                                                           =====================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 97

Short-Term Fund
March 31, 2002

(f)  Foreign forward currency contracts outstanding at March 31, 2002:

                           Principal
                              Amount
                          Covered by     Settlement           Unrealized
Type         Currency       Contract          Month       (Depreciation)
--------------------------------------------------------------------------------
Sell               BP            619        05/2002         $        (1)
                                                            ------------

(g) Principal amount denoted in indicated currency:

                BP - British Pound

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Swap agreements outstanding at March 31, 2002:



                                                                      Unrealized
                                                     Notional      Appreciation/
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                         $ 5,000       $   (366)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                           7,900            (95)

Receive floating rate based on 3-month LIBOR plus 0.700% and pay a fixed rate equal to 6.420%.

Broker: Morgan Stanley
Exp. 03/01/2003                                          27,850           (708)

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.

Broker: Morgan Stanley
Exp. 05/01/2004                                          20,975           (710)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                           5,000            (23)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                           4,000             (2)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                           1,600            (98)


Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                         $11,800       $    (20)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                          13,300               2

Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.

Broker: Credit Suisse First Boston International
Exp. 04/30/2005                                           5,000              42

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2006.

Broker: J.P. Morgan Chase & Co.
Exp. 12/14/2002                                           5,000              15

Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of South Africa 9.125% due 05/19/2009.

Broker: J.P. Morgan Chase & Co.
Exp. 07/28/2003                                           9,600              14

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston International
Exp. 03/08/2003                                           8,300               0
                                                                        -------
                                                                        $(1,949)
                                                                        =======

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:


                    Coupon
Type                   (%)           Maturity       Par      Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note   5.500         05/15/2009    15,300    $15,495     $ 15,542
                                                           ---------------------

98 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
StocksPLUS Fund
March 31, 2002

                                              Principal
                                                 Amount        Value
                                                 (000s)       (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 21.2%

Banking & Finance 10.7%
Atlas Reinsurance PLC
    5.563% due 10/04/2004 (d)                   $ 7,000     $  6,983
Bear Stearns Co., Inc.
    6.125% due 02/01/2003                         1,100        1,125
    2.762% due 05/24/2004 (d)                    21,600       21,584
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                           560          569
Capital One Bank
    2.852% due 06/23/2003 (d)                     5,400        5,379
Chrysler Financial Co. LLC
    2.273% due 02/10/2003 (d)                     9,600        9,513
Donaldson, Lufkin & Jenrette, Inc.
    2.250% due 04/25/2003 (d)                     6,900        6,921
General Motors Acceptance Corp.
    2.800% due 05/17/2004 (d)                     5,800        5,710
Golden State Holdings
    2.860% due 08/01/2003 (d)                     6,000        5,932
Lehman Brothers Holdings, Inc.
    2.381% due 06/03/2002 (d)                       600          600
    2.275% due 07/06/2004 (d)                     3,005        2,997
Nacional Financiera
    3.765% due 05/08/2003 (d)                     6,000        6,104
National Australia Bank Ltd.
    2.725% due 05/19/2010 (d)                    11,700       11,719
Old Kent Bank
    2.610% due 11/01/2005 (d)                     4,500        4,495
Popular North America, Inc.
    4.080% due 10/15/2003 (d)                     4,700        4,719
Republic New York Corp.
    5.000% due 10/28/2002 (d)                       100          101
Salomon Smith Barney Holdings, Inc.
    2.120% due 02/11/2003 (d)                     3,100        3,105
Trinom Ltd.
    7.910% due 12/18/2004 (d)                     1,200        1,208
Western Capital
    7.370% due 01/07/2003                         7,300        7,300
                                                            --------
                                                             106,064
                                                            ========
Industrials 8.5%
Air Canada
    2.662% due 07/31/2005 (d)                     7,636        5,741
Cemex SA de CV
    9.250% due 06/17/2002                           300          305
Clear Channel Communications, Inc.
    3.700% due 06/15/2002 (d)                       600          600
Conoco, Inc.
    3.251% due 10/15/2002 (d)                     6,000        6,008
CSX Corp.
    2.618% due 06/24/2002 (d)                     6,900        6,899
Enron Corp.
    8.000% due 08/15/2005 (j)                     1,100          341
Kroger Co.
    7.150% due 03/01/2003                        12,115       12,484
Rollins Truck Leasing Co.
    8.250% due 05/01/2002                        29,900       30,007
TCI Communications, Inc.
    2.601% due 03/11/2003 (d)                     4,000        4,009
Walt Disney Co.
    3.900% due 09/15/2003                         4,700        4,682
Waste Management, Inc.
    7.700% due 10/01/2002                         9,200        9,355
Weyerhaeuser Co.
    3.045% due 09/15/2003 (d)                     3,200        3,200
                                                            --------
                                                              83,631
                                                            ========
Utilities 2.0%
Entergy Arkansas, Inc.
    7.720% due 03/01/2003                         3,700        3,820
France Telecom
    3.613% due 03/14/2003 (d)                     9,200        9,227
Georgia Power Co.
    5.250% due 05/08/2003                         3,800        3,866
Niagara Mohawk Power Co.
    7.375% due 07/01/2003                         1,815        1,893
Sprint Capital Corp.
    2.370% due 06/10/2002 (d)                   $ 1,100     $  1,100
                                                            --------
                                                              19,906
                                                            --------
Total Corporate Bonds & Notes                                209,601
                                                            ========
(Cost $211,326)

  U.S. TREASURY OBLIGATIONS 7.0%

Treasury Inflation Protected Securities (g)
    3.625% due 07/15/2002 (b)                    53,738       54,653
    3.625% due 01/15/2008 (b)                    13,483       13,841
    3.875% due 01/15/2009                           756          785
                                                            --------
Total U.S. Treasury Obligations                               69,279
                                                            ========
(Cost $68,088)

  MORTGAGE-BACKED SECURITIES 25.3%

Collateralized Mortgage Obligations 11.2%
Bank Mart
    6.883% due 03/01/2019 (d)(k)                  3,093        3,134
Bank of America Mortgage Securities, Inc.
    6.069% due 06/25/2031 (d)                     2,874        3,079
Bear Stearns Adjustable Rate Mortgage Trust
    6.184% due 12/25/2031 (d)                     8,195        8,236
    6.299% due 01/25/2032 (d)                     1,599        1,598
Countrywide Home Loans
    6.050% due 04/25/2029                         2,055        2,077
CS First Boston Mortgage Securities Corp.
    6.960% due 06/20/2029                           615          626
    2.310% due 11/25/2031 (d)                     8,232        8,215
    2.250% due 02/25/2032 (d)                     5,946        5,946
    2.478% due 03/25/2032 (d)                    10,600       10,600
DLJ Acceptance Trust
    7.620% due 10/17/2020 (d)                        88           90
Fannie Mae
    6.727% due 04/25/2020                            15           15
    6.500% due 05/18/2024                           496          500
Freddie Mac
    6.200% due 08/15/2021                         2,295        2,325
    6.500% due 08/15/2023                           318          318
    5.500% due 11/15/2024                        17,857       18,217
Fund America Investors Corp. II
    7.184% due 06/25/2023 (d)                        70           70
General Electric Capital Mortgage Services, Inc.
    6.300% due 09/25/2023                           509          515
    6.250% due 10/25/2028                           252          254
    6.250% due 12/25/2028                         1,444        1,401
Government National Mortgage Association
    4.010% due 09/20/2030 (d)                       118          118
Housing Securities, Inc.
    4.505% due 07/25/2032 (d)                       255          255
J.P. Morgan Commercial Mortgage Finance Corp.
    7.664% due 01/25/2018 (d)                        12           12
Norwest Asset Securities Corp.
    6.750% due 08/25/2029                           191          191
PNC Mortgage Securities Corp.
    6.625% due 03/25/2028                           812          817
    7.480% due 10/25/2030 (d)                     1,689        1,730
Resecuritization Mortgage Trust
    2.175% due 04/26/2021 (d)                        64           64
Residential Accredit Loans, Inc.
    8.000% due 06/25/2030                         2,334        2,343
Residential Funding Mortgage Securities, Inc.
    6.599% due 03/25/2018 (d)                       924          923
Salomon Brothers Mortgage Securities VII
    1.000% due 12/25/2030 (d)                    12,138       12,984
Structured Asset Mortgage Investments, Inc.
    9.066% due 06/25/2029 (d)                     9,538       10,570
Structured Asset Securities Corp.
    2.410% due 03/25/2031 (d)                     6,361        6,379
    6.775% due 09/25/2036 (d)                       472          466
TMA Mortgage Funding Trust
    2.140% due 01/25/2029 (d)                     2,473        2,473

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 99

StocksPLUS Fund
March 31, 2002

                                               Principal
                                                  Amount        Value
                                                  (000s)       (000s)
----------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.
  6.010% due 04/25/2031 (d)                       $ 4,500     $  4,475
                                                              --------
                                                               111,018
                                                              ========

Fannie Mae 7.7%
  6.000% due 01/01/2017-05/16/2017 (i)             66,965       66,504
  6.252% due 12/01/2023 (d)                            15           15
  6.328% due 11/01/2027-04/01/2028 (d)(i)             358          366
  6.446% due 07/01/2018-08/01/2029 (d)(i)           1,263        1,287
  6.500% due 09/01/2005                             2,607        2,675
  6.764% due 02/01/2027 (d)                            25           26
  6.867% due 04/01/2018 (d)                            86           88
  7.900% due 05/01/2022 (d)                            93           94
  8.000% due 03/01/2030-07/01/2031 (i)              4,483        4,708
                                                              --------
                                                                75,763
                                                              ========
Freddie Mac 0.3%
  6.768% due 07/01/2019 (d)                         1,917        1,942
  7.616% due 12/01/2022 (d)                           350          359
  8.161% due 06/01/2022 (d)                           199          203
  8.500% due 04/01/2025-06/01/2025 (i)                 58           62
                                                              --------
                                                                 2,566
                                                              ========

Government National Mortgage Association 6.1%
  6.750% due 07/20/2018-07/20/2027 (d)(i)          15,186       15,560
  7.000% due 01/15/2029-12/15/2029 (i)                833          849
  7.125% due 12/20/2022-12/20/2027 (d)(i)           3,338        3,426
  7.375% due 02/20/2026-02/20/2028 (d)(i)           8,776        8,963
  7.500% due 09/15/2029-10/15/2031 (i)                909          946
  8.000% due 04/20/2030-01/20/2031 (d)(i)          29,026       30,453
                                                              --------
                                                                60,197
                                                              ========

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
  6.500% due 09/25/2008                                77            7
  6.500% due 02/25/2021                               442            8
  7.000% due 07/25/2021                               363           39
  6.500% due 03/25/2023                             1,565          195
Freddie Mac (IO)
  6.500% due 08/15/2006                                29            0
                                                              --------
Total Mortgage-Backed Securities                                   249
                                                              --------
(Cost $248,284)                                                249,791
                                                              ========

ASSET-BACKED SECURITIES 5.7%

ABSC Long Beach Home Equity Loan Trust
  2.191% due 08/21/2030 (d)                         3,350        3,354
AFC Home Equity Loan Trust
  1.910% due 06/25/2028 (d)                         3,785        3,771
Amresco Residential Securities Mortgage Loan Trust
  2.851% due 07/25/2027 (d)                            15           15
Argentina Funding Corp.
  2.362% due 05/20/2003 (d)                         5,333        5,343
Countrywide Asset-Backed Certificates
  2.070% due 05/25/2029 (d)                         4,917        4,898
Cross Country Master Credit Card Trust II
  2.580% due 06/15/2006 (d)                        15,400       15,494
Green Tree Financial Corp.
  6.970% due 04/01/2031                             3,000        3,095
Green Tree Home Improvement Loan Trust
  2.300% due 11/15/2029 (d)                         3,572        3,575
Novastar Home Equity Loan
  2.695% due 04/25/2028 (d)                         1,504        1,504
SallieMae
  5.141% due 07/25/2004 (d)                            46           46
  2.372% due 10/25/2005 (d)                         2,440        2,448
  2.158% due 04/25/2006 (d)                         1,185        1,187
Starwood Hotels & Resorts
  2.656% due 02/23/2003                             7,494        7,414
USAA Auto Loan Grantor Trust
  6.100% due 02/15/2006                             4,415        4,508
                                                              --------
Total Asset-Backed Securities                                   56,652
                                                              ========
(Cost $56,451)

SOVEREIGN ISSUES 3.1%

Hydro-Quebec
  5.187% due 09/29/2049 (d)                         1,200        1,045
Republic of Brazil
  3.187% due 04/15/2006 (d)                        20,772       19,241
  3.250% due 04/15/2009 (d)                           971          832
Republic of Panama
  2.990% due 05/10/2002 (d)                           275          274
United Mexican States
  5.625% due 04/07/2004 (d)                         9,000        9,023
                                                              --------
Total Sovereign Issues                                          30,415
                                                              ========
(Cost $30,713)

FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%

Commonwealth of New Zealand
  4.500% due 02/15/2016 (g)                N$       9,750        4,646
United Mexican States
  8.750% due 05/30/2002                    BP       3,000        4,292
  7.000% due 06/02/2003                    C$       6,000        3,773
                                                              --------
Total Foreign Currency-Denominated Issues                       12,711
                                                              ========
(Cost $15,307)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
  Strike @ 93.750 Exp. 06/17/2002           $      94,000            1
  Strike @ 92.500 Exp. 06/30/2002                 743,000            5
  Strike @ 96.250  Exp. 06/17/2002                200,000            3
PNC Mortgage Securities (OTC)
  7.500% due 05/25/2040
  Strike @ 100.000 Exp. 04/01/2005                  6,200            0
                                                              --------
Total Purchased Put Options                                          9
                                                              ========
(Cost $13)

PREFERRED SECURITY 0.1%

                                                   Shares
DG Funding Trust
  4.159% due 12/29/2049 (d)                           110        1,133
                                                              --------
Total Preferred Security                                         1,133
                                                              ========
(Cost $1,103)

PREFERRED STOCK  0.8%

TCI Communications, Inc.
  9.720% due 12/31/2036                           303,565        7,595
                                                              --------
Total Preferred Stock                                            7,595
                                                              ========
(Cost $7,996)

SHORT-TERM INSTRUMENTS 41.1%

                                                Principal
                                                   Amount
                                                   (000s)
Commercial Paper 38.0%
Abbey National North America
  1.920% due 04/01/2002                           $38,000          38,000
BP Amoco Capital PLC
  1.850% due 04/01/2002                            49,000          49,000
Fannie Mae
  1.750% due 05/08/2002 (b)                            30              30
  1.900% due 08/21/2002                            28,000          27,767
  1.880% due 08/28/2002                             9,000           8,921
Federal Home Loan Bank
  1.775% due 04/24/2002                            10,000           9,989
Freddie Mac
  1.785% due 04/30/2002 (b)                         3,400           3,395
  1.800% due 05/07/2002 (b)                         2,100           2,096
  0.010% due 08/30/2002                            16,000          15,856
  2.085% due 09/12/2002                            29,000          28,712
Gillette Co.
  1.820% due 04/01/2002                            38,000          38,000
Goldman Sachs Group, Inc.
  1.860% due 04/03/2002                            49,000          48,995


100 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                     Principal
                                                                        Amount     Value
                                                                        (000s)     (000s)
------------------------------------------------------------------------------------------
Sprint Capital Corp.
  3.210% due 04/23/2002                                                $17,100   $  17,066
  3.450% due 05/07/2002                                                    600         598
TotalFinaElf SA
  1.870% due 04/02/2002                                                 38,000      37,998
UBS Finance, Inc.
  1.850% due 04/01/2002                                                 49,000      49,000
                                                                                ----------
                                                                                   375,423
                                                                                ==========
Repurchase Agreement 1.5%
State Street Bank
  1.550% due 04/01/2002                                                 13,979      13,979
                                                                      --------  ----------
  (Dated 03/28/2002. Collateralized by U.S. Treasury
  Bond 8.500% due 02/15/2020 valued at $14,261.
  Repurchase proceeds are $13,981.)

U.S. Treasury Bills 1.6%
  1.711% due 05/02/2002 (b)(i)                                          16,105      16,081
                                                                                ----------
Total Short-Term Instruments                                                       405,483
                                                                                ==========
(Cost $405,547)

Total Investments (a) 105.6%                                                    $1,042,669
(Cost $1,044,828)

Written Options (c) (0.3%)                                                          (3,240)
(Premiums $2,886)
Other Assets and Liabilities (Net) (5.3%)                                          (52,265)
                                                                                ----------
Net Assets 100.0%                                                               $  987,164
                                                                                ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,044,837 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                  $    4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                    (6,874)
                                                                                ----------
Unrealized depreciation-net                                                     $   (2,168)
                                                                                ==========

(b) Securities with an aggregate market value of $78,612 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                              Unrealized
                                                  # of       Appreciation/
Type                                           Contracts    (Depreciation)
------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                    99           $    51
S&P 500 Index (06/2002)                             2,536            27,293
S&P 500 Index (09/2002)                               100              (399)
Eurodollar June Futures (06/2002)                      47               278
Eurodollar September Futures (09/2002)                 11                (5)
Eurodollar March Futures (03/2003)                     82               247
                                                                    -------
                                                                    $27,465
                                                                    =======

(c) Premiums received on written options:

                                                                    # of
Type                                                             Contracts      Premium           Value
-------------------------------------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
Strike @ 141.500 Exp. 06/05/2002                                 637,352,000    $    321            $  325

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.935 Exp. 06/05/2002                                   28,595,000        1,751             1,858

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.930 Exp. 05/08/2002                                    2,280,000          144               135

Put - CME Eurodollar June Futures
Strike @ 95.500 Exp. 06/17/2002                                         184          134                 1

Put - CME Eurodollar June Futures
Strike @ 95.750 Exp. 06/17/2002                                          84           51                 1

Put - CME Eurodollar June Futures
Strike @ 96.000 Exp. 06/17/2002                                          60           45                 0

Put - CME Eurodollar September Futures
Strike @ 97.250 Exp. 09/16/2002                                         115           71               175

Put - CME Eurodollar September Futures
Strike @ 96.750 Exp. 09/16/2002                                          44           24                34

Put - CME Eurodollar December Futures
Strike @ 96.000 Exp. 12/16/2002                                         149           66               142

Put - CME Eurodollar December Futures
Strike @ 96.500 Exp. 12/16/2002                                         351          279               569
                                                                                --------------------------
                                                                                $  2,886            $3,240
                                                                                ==========================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                                    Principal
                                                       Amount                                      Unrealized
                                                   Covered by                   Settlement       Appreciation/
Type                   Currency                      Contract                        Month      (Depreciation)
----------------------------------------------------------------------------------------------------------------
Sell                     BP                              3,975                     05/2002            $   (3)
Sell                     C$                              6,736                     04/2002                 7
Buy                      EC                             37,275                     04/2002              (501)
Sell                                                     6,916                     04/2002               (17)
Sell                                                     2,170                     05/2002                (5)
Sell                                                    26,598                     06/2002               171
Buy                      JY                          4,486,155                     04/2002              (191)
Sell                                                 5,379,859                     04/2002               526
Buy                                                  1,398,453                     06/2002                13
Sell                                                   813,856                     06/2002                 0
Sell                     N$                             10,942                     04/2002              (245)
                                                                                                      ------
                                                                                                      $ (245)
                                                                                                      ======

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 101

StocksPLUS Fund
March 31, 2002

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2002:


                                                                                                               Unrealized
                                                                                       Notional             Appreciation/
Type                                                                                     Amount            (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Receive total return on S&P 500 Index and
pay floating rate based on 1-month LIBOR plus 0.160%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                                                         $   43,161          $   0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                                                             56,692              0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.190%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/26/2003                                                                             89,635              0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                                                             20,193              0

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                                                             10,500           (168)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                                                             15,500             47

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Bank One Corp. 6.500% due 02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                                                             17,000             (3)
                                                                                                           ------
                                                                                                           $ (124)
                                                                                                           ======

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Security is in default.

(k) Restricted Security

102 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Strategic Balanced Fund
March 31, 2002

                                                       Value
                                       Shares         (000s)
------------------------------------------------------------
PIMCO FUNDS (b) 109.6%

StocksPLUS                         $4,046,192       $ 40,907
Total Return                        2,530,686         26,344
                                                    --------

Total Investments (a) 109.6%                        $ 67,251
(Cost $74,367)

Other Assets and  Liabilities (Net) (9.6%)            (5,888)
                                                    --------
Net Assets 100.0%                                   $ 61,363
                                                    ========
Notes to Schedule of Investments
(amounts in thousands):

(a) At March 31, 2002, the net
unrealized appreciation (depreciation)
of investments based on cost for federal income tax purposes of $77,329 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                   $    166

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                    (10,244)
                                                    --------
Unrealized depreciation-net                         $(10,078)
                                                    ========

(b) Institutional Class of each PIMCO fund.

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 103

Schedule of Investments
Total Return Fund
March 31, 2002

                                                   Principal
                                                      Amount      Value
                                                      (000s)      (000s)
------------------------------------------------------------------------
CORPORATE BONDS & NOTES 32.5%
Banking & Finance 19.1%
AB Spintab
     6.800% due 12/29/2049 (d)                      $    250    $    253
Abbey National Capital Trust I
     8.963% due 12/29/2049 (d)                        20,800      23,529
Abbey National PLC
     6.700% due 06/29/2049 (d)                         5,000       4,939
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                               150         160
Ahold Finance USA, Inc.
     6.875% due 05/01/2029                            11,000      10,304
Air 2 US
     8.027% due 10/01/2019                             9,543       9,224
Allstate Corp.
     7.875% due 05/01/2005                               100         107
     6.750% due 05/15/2018                               280         271
     6.900% due 05/15/2038                            87,200      83,249
Allstate Life Funding LLC
     2.110% due 07/26/2004 (d)                         5,000       5,002
AMERCO
     7.135% due 10/15/2002                            15,000      15,219
American Express Co.
     5.625% due 01/22/2004                            22,700      23,154
     7.450% due 08/10/2005                             1,000       1,072
American General Finance
     7.450% due 07/01/2002                               200         202
     6.250% due 12/18/2002                             1,165       1,194
     6.375% due 03/01/2003                               350         361
     6.170% due 05/06/2003                             3,200       3,298
     8.125% due 03/15/2046                               270         295
Aon Capital Trust A
     8.205% due 01/01/2027                               725         700
Aristar, Inc.
     7.375% due 09/01/2004                            20,000      21,098
Associates Corp. of North America
     7.500% due 04/15/2002                               185         185
     6.500% due 07/15/2002                               750         759
     6.375% due 07/15/2002                               175         177
     6.000% due 12/01/2002                               500         510
     5.750% due 11/01/2003                             5,425       5,586
     5.800% due 04/20/2004                               450         463
     6.625% due 06/15/2005                               100         104
Atlas Reinsurance PLC
     4.563% due 04/04/2003 (d)                        22,700      22,643
     5.563% due 10/04/2004 (d)                         3,000       2,993
Avalon Properties, Inc.
     7.375% due 09/15/2002                             2,565       2,611
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                            30,050      31,628
Banesto Delaware, Inc.
     8.250% due 07/28/2002                            43,900      44,596
Bank of America Corp.
     8.125% due 06/15/2002                               350         354
     7.750% due 07/15/2002                               510         517
     7.750% due 08/01/2002                               896         898
     7.200% due 09/15/2002                             1,000       1,019
     7.500% due 10/15/2002                             1,200       1,229
     6.850% due 03/01/2003                                65          67
     9.200% due 05/15/2003                                90          96
     6.875% due 06/01/2003                               100         104
     6.500% due 08/15/2003                               150         156
     6.125% due 07/15/2004                               600         621
     2.151% due 08/26/2005 (d)                        41,100      41,089
     6.750% due 09/15/2005                               200         209
     7.800% due 02/15/2010                               300         325
     7.400% due 01/15/2011                            25,600      27,076
     8.570% due 11/15/2024                               125         145
Bank One Corp.
     2.265% due 09/26/2003 (d)                         9,800       9,811
     2.170% due 05/07/2004 (d)                         8,200       8,209
     2.100% due 05/10/2004 (d)                       121,400     121,434
     5.900% due 11/15/2011                            84,100      80,561
Banponce Financial Corp.
     7.125% due 05/02/2002                             4,700       4,719
Bayerische Landesbank NY
     6.200% due 02/09/2006                               250         254
Bear Stearns Cos., Inc.
     6.488% due 10/02/2002                             5,000       5,098
     2.340% due 12/16/2002 (d)                        48,900      48,987
     6.125% due 02/01/2003                                25          26
     2.397% due 03/28/2003 (d)                       102,040     102,070
     6.750% due 04/15/2003                               105         108
     2.228% due 05/06/2003 (d)                        25,000      24,985
     2.235% due 05/16/2003 (d)                        43,300      43,273
     2.150% due 07/22/2003 (d)                        25,500      25,390
     6.700% due 08/01/2003                               100         104
     2.200% due 12/01/2003 (d)                       107,100     107,208
     6.625% due 01/15/2004                               200         208
     6.150% due 03/02/2004                               200         206
     8.750% due 03/15/2004                                75          81
     2.510% due 05/24/2004 (d)                        29,300      29,279
     2.331% due 06/01/2004 (d)                        12,665      12,594
     2.310% due 09/16/2005 (d)                        16,000      15,813
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                               190         193
Beneficial Corp.
     8.000% due 06/18/2002                               400         405
     6.030% due 01/14/2003                               320         327
Bombardier Capital Trust I
     2.550% due 06/15/2002 (d)                        16,150      14,806
Bombardier Capital Trust II
     2.550% due 06/09/2032 (d)                         3,600       3,234
Bombardier Capital Trust III
     2.550% due 06/09/2032 (d)                         7,200       6,468
Bombardier Capital, Inc.
     7.300% due 12/15/2002                             9,000       9,244
Chase Manhanttan Corp.
     5.750% due 04/15/2004                               150         154
     6.000% due 11/01/2005                                50          51
     6.125% due 11/01/2008                               400         393
Chrysler Financial Co. LLC
     2.026% due 07/17/2002 (d)                        30,000      29,923
     2.041% due 08/08/2002 (d)                        80,500      80,213
     2.081% due 02/03/2003 (d)                        65,000      64,434
     2.071% due 02/10/2003 (d)                        17,700      17,540
     2.071% due 03/06/2003 (d)                        35,000      34,667
     2.061% due 03/10/2003 (d)                        65,000      64,367
     2.021% due 06/18/2003 (d)                        39,500      38,965
Chubb Capital Corp.
     6.875% due 02/01/2003                               100         103
Cincinnati Financial Corp.
     6.900% due 05/15/2028                           111,870     104,441
CIT Group, Inc.
     1.930% due 04/24/2002 (d)                        47,000      46,955
     2.150% due 09/13/2002 (d)                        35,422      35,344
     2.325% due 04/07/2003 (d)                        19,277      19,090
     5.625% due 10/15/2003                               250         251
Citicorp
     8.000% due 02/01/2003                               250         260
CitiFinancial Credit Co.
     6.875% due 05/01/2002                               335         336
     6.375% due 09/15/2002                               115         117
     7.750% due 03/01/2005                               550         595
     6.750% due 07/01/2007                               450         469
Citigroup, Inc.
     5.800% due 03/15/2004                               200         206
     6.750% due 12/01/2005                               100         105
     7.250% due 10/01/2010                               325         342
     6.500% due 01/18/2011                            34,500      34,726
     6.000% due 02/21/2012                           113,000     109,332
     6.000% due 11/25/2031                             3,618       2,834
CNA Financial Corp.
     6.250% due 11/15/2003                                65          64
Comerica Bank
     7.250% due 06/15/2007                               200         207
Conoco Funding Co.
     6.350% due 10/15/2011                            36,000      35,784

104 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount      Value
                                                      (000s)      (000s)
------------------------------------------------------------------------
Countrywide Home Loans
     6.250% due 04/15/2009                          $    600    $    589
Credit Asset Receivable LLC
     6.274% due 10/31/2003                            21,722      21,417
Credit Industriel et Commercial (CIC)
     3.460% due 06/29/2049 (d)                         1,500       1,487
Credit Suisse First Boston USA, Inc.
     6.500% due 01/15/2012                            41,000      40,345
DBS Group Holdings Ltd.
     7.875% due 08/10/2009                             6,000       6,457
Donaldson, Lufkin & Jenrette, Inc.
     2.250% due 04/25/2003 (d)                         5,600       5,617
     6.170% due 07/15/2003                            20,000      20,600
     2.235% due 07/18/2003 (d)                         5,000       5,015
Dow Capital BV
     7.125% due 01/15/2003                               100         103
Duke Capital Corp.
     7.250% due 10/01/2004                            19,000      20,024
Export-Import Bank Korea
     6.500% due 11/15/2006                             6,445       6,586
     7.100% due 03/15/2007                            20,100      21,104
Exxon Capital Corp.
     6.125% due 09/08/2008                             2,000       2,015
Farmers Insurance
     8.625% due 05/01/2024                               275         256
Finova Group, Inc.(e)
     7.500% due 11/15/2009                            25,875       9,121
First Chicago Corp.
     4.250% due 07/28/2003 (d)                            50          50
First National Bank Chicago
     8.080% due 01/05/2018                               250         259
First Security Corp.
     5.875% due 11/01/2003                             9,325       9,615
First Union Corp.
     2.360% due 03/31/2005 (d)                         2,500       2,507
Ford Credit Canada
     2.150% due 12/16/2002 (d)                        95,600      94,730
Ford Motor Credit Co.
     8.000% due 06/15/2002                               150         151
     2.060% due 08/01/2002 (d)                        56,000      55,735
     6.550% due 09/10/2002                             4,000       4,048
     7.750% due 11/15/2002                             5,730       5,847
     6.000% due 01/14/2003                             1,100       1,111
     7.500% due 01/15/2003                               250         255
     2.020% due 02/03/2003 (d)                        40,000      39,467
     2.017% due 02/13/2003 (d)                       301,185     296,985
     2.180% due 03/17/2003 (d)                        54,800      53,911
     2.413% due 04/17/2003 (d)                        71,180      70,347
     6.125% due 04/28/2003                            32,357      32,722
     2.170% due 06/02/2003 (d)                        77,100      75,697
     2.300% due 06/20/2003 (d)                        34,100      33,466
     2.530% due 06/23/2003 (d)                       184,650     181,717
     6.625% due 06/30/2003                               825         837
     2.170% due 11/24/2003 (d)                        47,000      45,675
     5.750% due 02/23/2004                             2,516       2,505
     2.720% due 03/08/2004 (d)                        93,400      90,521
     2.060% due 04/26/2004 (d)                        63,000      60,525
     2.100% due 06/02/2004 (d)                         1,500       1,430
     7.500% due 06/15/2004                               100         103
     2.630% due 06/21/2004 (d)                       160,000     154,472
     6.700% due 07/16/2004                            92,905      94,169
     2.120% due 07/19/2004 (d)                       142,700     136,766
     8.250% due 02/23/2005                             2,500       2,597
     7.500% due 03/15/2005                            17,000      17,271
     1.997% due 04/28/2005 (d)                        58,000      54,499
     2.497% due 06/30/2005 (d)                        70,000      66,161
     2.155% due 07/18/2005 (d)                        27,400      25,864
     7.600% due 08/01/2005                             5,000       5,098
     6.375% due 12/15/2005                               100          98
     6.875% due 02/01/2006                               190         189
     7.200% due 06/15/2007                                25          25
     5.800% due 01/12/2009                               155         140
Gemstone Investors Ltd.
     7.710% due 10/31/2004                           103,600     103,484
General Electric Capital Corp.
     5.650% due 03/31/2003                               125         128
     6.800% due 11/01/2005                               100         106
     7.875% due 12/01/2006                                30          33
     8.500% due 07/24/2008                               100         112
     7.375% due 01/19/2010                               200         213
     6.875% due 11/15/2010                               100         103
     6.900% due 09/15/2015                               100         103
General Motors Acceptance Corp.
     6.250% due 08/15/2002                               100         101
     7.000% due 09/15/2002                               250         254
     6.625% due 10/01/2002                             5,000       5,064
     2.000% due 11/12/2002 (d)                        10,200      10,153
     2.121% due 12/09/2002 (d)                        64,050      63,700
     6.750% due 12/10/2002                               500         512
     6.200% due 12/15/2002                               500         511
     5.480% due 12/16/2002                               150         152
     6.000% due 01/15/2003                               990       1,011
     5.875% due 01/22/2003                           115,500     116,935
     2.050% due 02/14/2003 (d)                        12,600      12,497
     2.071% due 03/10/2003 (d)                         7,000       6,931
     5.950% due 03/14/2003                             9,193       9,314
     6.750% due 03/15/2003                            49,725      50,768
     7.125% due 05/01/2003                            36,000      36,885
     2.410% due 05/16/2003 (d)                       105,575     104,691
     2.638% due 07/20/2003 (d)                         5,864       5,864
     2.045% due 07/21/2003 (d)                        33,900      33,458
     2.210% due 08/04/2003 (d)                       214,595     211,869
     2.010% due 08/18/2003 (d)                       133,390     131,415
     5.550% due 09/15/2003                            32,000      32,251
     6.625% due 10/20/2003                             2,000       2,046
     2.200% due 11/07/2003 (d)                         1,000         984
     5.750% due 11/10/2003                             1,100       1,109
     2.490% due 01/20/2004 (d)                       404,206     399,650
     2.843% due 03/22/2004 (d)                       128,600     127,225
     2.125% due 04/05/2004 (d)                        60,600      59,214
     2.600% due 05/10/2004 (d)                       149,100     146,782
     2.610% due 05/17/2004 (d)                        36,300      35,736
     2.151% due 05/28/2004 (d)                        73,000      71,557
     6.850% due 06/17/2004                             1,200       1,228
     2.200% due 07/20/2004 (d)                        11,600      11,338
     2.120% due 07/21/2004 (d)                        32,300      31,511
     2.270% due 07/30/2004 (d)                        50,200      49,023
     2.598% due 09/20/2004 (d)                        19,669      19,643
     6.625% due 10/15/2005                               100         101
     6.650% due 11/17/2005                               500         503
     6.750% due 01/15/2006                               440         446
     6.150% due 04/05/2007                               150         147
     8.950% due 07/02/2009                            12,064      13,075
     7.430% due 12/01/2021                               260         262
     8.000% due 11/01/2031                           163,540     164,153
Golden State Holdings
     2.860% due 08/01/2003 (d)                           500         494
Goldman Sachs Group, Inc.
     6.625% due 12/01/2004                               275         288
     7.625% due 08/17/2005                            23,750      25,463
     2.600% due 02/09/2009 (d)                        10,000      10,059
     6.500% due 02/25/2009                               140         141
Halyard RE
     10.376% due 04/05/2002 (d)                        1,800       1,792
Hartford Life, Inc.
     6.900% due 06/15/2004                               600         628
Heller Financial, Inc.
     1.990% due 04/26/2002 (d)                        12,000      12,003
     2.078% due 05/07/2002 (d)                        25,700      25,709
     2.062% due 05/13/2002 (d)                        10,000      10,004
     7.000% due 05/15/2002                             3,300       3,318
     6.500% due 07/22/2002                               140         142
     2.175% due 07/24/2002 (d)                        16,200      16,218
     2.070% due 04/28/2003 (d)                        53,500      53,809
     2.040% due 04/28/2003 (d)                        26,000      26,147
Hertz Corp.
     7.000% due 07/15/2003                            13,300      13,356
Hitachi Credit America
     2.270% due 10/15/2003 (d)                        11,500      11,511

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 105

Total Return Fund
March 31, 2002
                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
Household Bank
     1.997% due 10/22/2003  (d)                   $    18,000     $   17,863
Household Capital Trust III
     1.558% due 06/26/2004  (d)                        23,925         22,675
Household Finance Corp.
     2.025% due 05/07/2002  (d)                        43,450         43,438
     7.080% due 06/03/2002                             15,000         15,120
     5.875% due 11/01/2002                                200            203
     6.125% due 02/27/2003                                500            508
     2.278% due 06/24/2003  (d)                        32,900         32,677
     2.251% due 05/28/2004  (d)                       217,200        213,600
Household Netherlands BV
     6.125% due 03/01/2003                             18,100         18,383
HSBC Capital Funding LP
     9.547% due 12/31/2049  (d)                        76,400         88,208
    10.176% due 12/31/2049  (d)                        56,160         65,335
Industrial Bank of Korea
     8.375% due 09/30/2002                              9,500          9,766
Inter-American Development Bank
     5.375% due 01/18/2006                            131,500        133,066
     8.875% due 06/01/2009                                200            234
     7.375% due 01/15/2010                              4,200          4,595
International Bank for
 Reconstruction & Development
     7.000% due 01/27/2005                              1,000          1,066
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                 30             31
     6.698% due 02/15/2012  (d)                           600            563
JET Equipment Trust
    10.000% due 06/15/2012                                 80             66
    10.690% due 05/01/2015                                100             83
John Hancock
     7.375% due 02/15/2024                                360            352
Juno RE Ltd.
     6.180% due 06/26/2002  (d)                        27,750         27,910
KBC Bank Fund Trust III
     9.860% due 11/02/2049  (d)                         5,700          6,452
Key Bank USA NA
     7.550% due 09/15/2006                                350            370
Korea Development Bank
     7.625% due 10/01/2002                             14,420         14,752
     6.500% due 11/15/2002                                440            449
     6.625% due 11/21/2003                              2,090          2,168
     7.125% due 04/22/2004                                320            336
     6.750% due 12/01/2005                                 55             57
     7.250% due 05/15/2006                                 50             53
Landesbank Baden-Wuerttemberg AG
     6.350% due 04/01/2012                             60,000         59,862
LB Rheinland - PFALZ
     6.875% due 02/23/2028                              3,400          3,334
Lehman Brothers Holdings, Inc.
     6.375% due 05/07/2002                             62,890         63,149
     8.750% due 05/15/2002                                219            220
     4.290% due 06/03/2002  (d)                           600            600
     7.125% due 07/15/2002                                100            101
     2.220% due 08/12/2002  (d)                         6,500          6,502
     2.671% due 08/28/2002  (d)                         6,500          6,530
     2.200% due 09/03/2002  (d)                        14,000         14,004
     2.510% due 12/12/2002  (d)                        60,100         60,262
     2.263% due 04/04/2003  (d)                        16,450         16,480
     2.275% due 07/06/2004  (d)                       105,751        105,454
     7.625% due 06/01/2006                                350            373
     8.250% due 06/15/2007                                 70             77
LG&E Capital Corp.
     6.205% due 05/01/2004                              1,000          1,020
     6.460% due 01/15/2008                              3,000          2,910
Liberty Mutual Insurance
     8.200% due 05/04/2007                             17,510         18,062
Lion Connecticut Holdings
     6.375% due 08/15/2003                                200            206
     7.250% due 08/15/2023                                 50             50
Lloyds TSB Bank PLC
     2.301% due 08/25/2010  (d)                         3,000          3,012
MBNA America Bank
     2.050% due 04/25/2002  (d)                         1,000          1,000
MCN Investment Corp.
     7.120% due 01/16/2004                              7,500          7,701
Merrill Lynch & Co.
     7.375% due 08/17/2002                                300            305
     8.300% due 11/01/2002                                700            722
     6.000% due 02/12/2003                                500            512
     6.875% due 03/01/2003                                140            144
     2.168% due 06/24/2003 (d)                         32,000         32,022
     2.140% due 08/01/2003 (d)                         22,000         22,048
     2.160% due 08/04/2003 (d)                         29,000         29,064
     2.201% due 05/21/2004 (d)                         62,120         62,185
     6.550% due 08/01/2004                              2,400          2,509
     7.000% due 04/27/2008                                100            105
Metlife, Inc.
     6.125% due 12/01/2011                             25,000         24,489
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                              6,800          6,997
MIC Financing Trust I
     8.375% due 02/01/2027                             36,000         34,168
Monumental Global Funding II
     2.280% due 09/26/2003 (d)                         58,500         58,548
Morgan Stanley Dean Witter & Co.
     1.976% due 04/15/2002 (d)                            800            800
     2.187% due 03/11/2003 (d)                         11,500         11,513
     2.120% due 05/05/2003 (d)                         43,000         43,013
     2.150% due 08/07/2003 (d)                        143,400        143,673
     6.600% due 04/01/2012                             71,500         70,771
     7.250% due 04/01/2032                             49,000         48,854
Morgan Stanley Group, Inc.
     6.375% due 12/15/2003                                150            156
     5.625% due 01/20/2004                              1,200          1,231
Morgan Stanley Tracers
     7.201% due 09/15/2011 (d)                        575,330        584,219
Nacional Financiera
     3.765% due 05/08/2003 (d)                         17,680         17,702
National Rural Utilities Cooperative Finance Corp.
     2.101% due 05/31/2002 (d)                         37,000         37,000
     6.250% due 04/15/2003                             50,000         51,075
     2.070% due 07/17/2003 (d)                         10,000          9,905
     7.250% due 03/01/2012                             65,000         65,061
     8.000% due 03/01/2032                             66,750         68,627
National Westminster Bank PLC
     2.490% due 09/16/2002 (d)                         12,275         12,292
     9.375% due 11/15/2003                                200            217
Newcourt Credit Group, Inc.
     6.875% due 02/16/2005                              7,500          7,605
Noble Affiliates, Inc.
     8.950% due 12/15/2004                             11,500         11,774
Nordbanken AB
     8.950% due 11/29/2049                              4,000          4,464
Nordstom Credit, Inc.
     7.250% due 04/30/2002                              1,000          1,004
Old Kent Bank
     2.610% due 11/01/2005 (d)                          3,400          3,396
     7.750% due 08/15/2010                             19,500         20,529
Osprey Trust
     8.310% due 01/15/2003 (e)                         76,155         14,850
Pacific Life Insurance Co.
     7.900% due 12/30/2023                              8,000          8,371
Paine Webber Group, Inc.
     2.380% due 05/20/2002 (d)                          1,000          1,000
     2.386% due 07/15/2002 (d)                            200            200
Parker Retirement Savings Plan
     6.340% due 07/15/2008                                691            681
Pemex Finance Ltd.
     6.125% due 11/15/2003                             12,133         12,303
Pemex Master Trust
     8.000% due 11/15/2011                            106,500        108,098
Pemex Project Funding Master Trust
     3.375% due 01/07/2005 (d)                        151,000        151,497
PNC Funding Corp.
     6.875% due 03/01/2003                                100            103
     7.000% due 09/01/2004                             20,000         20,999
Popular, Inc.
     6.625% due 01/15/2004                             23,000         23,613

106 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount        Value
                                                        (000s)       (000s)
--------------------------------------------------------------------------------
Premium Asset Trust
     2.226% due 11/27/2004 (d)                     $  48,900     $    49,000
     2.175% due 10/06/2005 (d)                           300             300
     2.295% due 09/08/2007 (d)                        25,200          25,200
Prime Property Funding II
     7.000% due 08/15/2004                               110             113
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                         2,000           2,004
Prudential Funding Corp.
     6.375% due 07/23/2006                               100             102
     6.625% due 04/01/2009                            17,000          16,368
Qwest Capital Funding, Inc.
     2.320% due 07/08/2002 (d)                        21,100          20,579
     7.000% due 08/03/2009                            27,500          22,428
     7.250% due 02/15/2011                             6,200           5,045
Reliance Group Holdings, Inc.
     9.750% due 11/15/2003 (e)                        10,000             100
     9.000% due 11/15/2049 (e)                        19,000             570
Residential Reinsurance
     6.901% due 06/01/2004 (d)                        88,200          88,171
Rothmans Holdings
     6.500% due 05/06/2003                            16,390          16,792
Royal Bank of Scotland Group PLC
     8.817% due 03/31/2049                            44,400          47,538
     9.118% due 03/31/2049                            78,200          88,719
Salomon Smith Barney Holdings, Inc.
     6.625% due 07/01/2002                                55              56
     6.125% due 01/15/2003                               290             297
     2.120% due 02/11/2003 (d)                        27,200          27,246
     2.060% due 04/28/2003 (d)                        28,000          28,039
     2.120% due 01/22/2004 (d)                        10,000          10,000
     7.000% due 03/15/2004                               100             105
     2.210% due 05/04/2004 (d)                        10,020          10,057
Salomon, Inc.
     6.750% due 02/15/2003                               450             464
Sears Roebuck Acceptance Corp.
     6.950% due 05/15/2002                             4,100           4,120
     6.000% due 03/20/2003                           149,750         153,046
Socgen Real Estate LLC
     7.640% due 12/29/2049 (d)                        20,000          20,445
Spieker Properties, Inc.
     6.950% due 12/15/2002                             1,600           1,637
     6.800% due 05/01/2004                             1,100           1,137
Steers
     5.650% due 08/07/2002 (d)                        20,000          20,388
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                               250             255
Targeted Return Index Securities Trust
     6.858% due 01/15/2012 (d)                       100,000         101,425
Textron Financial Corp.
     2.251% due 05/28/2002 (d)                        51,900          51,843
     2.023% due 09/17/2002 (d)                         3,000           2,991
The Money Store, Inc.
     8.050% due 04/15/2002                               300             301
     7.300% due 12/01/2002                               100             103
Transamerica Finance Corp.
     7.250% due 08/15/2002                            86,195          87,601
     7.500% due 03/15/2004                               270             283
Trinom Ltd.
     5.990% due 12/18/2004 (d)                        48,700          49,015
U.S. Bancorp
     2.160% due 03/06/2003 (d)                           600             601
     6.500% due 06/15/2004                               600             623
Verizon Global Funding Corp.
     6.750% due 12/01/2005                                35              36
Wachovia Corp.
     8.125% due 06/24/2002                               150             152
     6.375% due 04/15/2003                               200             206
     4.950% due 11/01/2006                           146,300         142,043
Wells Fargo & Co.
     8.750% due 05/01/2002                               100             101
     6.500% due 09/03/2002                               100             102
     6.625% due 07/15/2004                             6,500           6,812
     7.250% due 08/24/2005                               400             426
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                               500             505
     6.250% due 11/01/2002                               100             102
     7.000% due 01/15/2003                               380             392
     6.000% due 02/01/2004                                50              52
WestDeutsche Landesbank
     6.750% due 06/15/2005                            36,400          38,393
     6.050% due 01/15/2009                           165,700         164,548
Western Capital
     8.796% due 01/07/2003 (d)                        15,600          15,600
                                                                 -----------
                                                                  10,197,167
                                                                 ===========
Industrials 6.5%
AIC Corp.
     2.031% due 10/02/2002 (d)                        42,250          42,166
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                             2,500           2,560
Akzo Nobel, Inc.
     6.000% due 11/15/2003                            32,000          32,873
Albertson's, Inc.
     6.550% due 08/01/2004                               240             249
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                             6,000           5,972
     7.375% due 01/01/2004                            18,925          18,736
Amerada Hess Corp.
     7.125% due 03/15/2033                            40,000          38,686
AMERCO
     7.230% due 01/21/2027                             1,250           1,202
America West Airlines, Inc.
     6.870% due 01/02/2017                             1,791           1,550
American Airlines, Inc.
     9.850% due 06/15/2008                             1,772           1,680
    10.210% due 01/01/2010                            12,500          12,365
    10.610% due 03/04/2011                             1,895           1,919
     6.978% due 04/01/2011                            40,900          41,478
     7.858% due 10/01/2011                            83,700          86,348
     9.780% due 11/26/2011                               377             331
    10.190% due 05/26/2016                             3,661           3,635
Amoco Corp.
     6.250% due 10/15/2004                             1,000           1,045
Anheuser-Busch Cos., Inc.
     6.750% due 08/01/2003                               600             630
Time Warner, Inc.
     7.625% due 04/15/2031                            19,000          18,967
Baxter International, Inc.
     9.500% due 06/15/2008                               200             230
Bayer Corp.
     6.500% due 10/01/2002                               250             254
Boeing Co.
     6.350% due 06/15/2003                               750             771
     6.625% due 02/15/2038                               335             308
Campbell Soup Co.
     4.750% due 10/01/2003                               700             710
Canadian National Railway Co.
     6.450% due 07/15/2006                               550             560
Cemex SA de CV
     9.250% due 06/17/2002                             5,100           5,177
     8.625% due 07/18/2003                            36,050          38,015
Clear Channel Communications, Inc.
     2.550% due 06/15/2002 (d)                        20,000          20,012
Coastal Corp.
     8.125% due 09/15/2002                               250             254
     2.460% due 07/21/2003 (d)                         7,700           7,714
     7.750% due 06/15/2010                            15,500          15,628
     7.420% due 02/15/2037                             9,000           8,069
Coca-Cola Enterprises, Inc.
     6.000% due 07/15/2003                               250             258
     5.750% due 11/01/2008                               100              98
Colgate-Palmolive Co.
     6.000% due 08/15/2003                                45              47
Comcast Cable Communications
     8.375% due 05/01/2007                               145             156
ConAgra Foods, Inc.
     2.621% due 09/10/2003 (d)                        43,500          43,547


                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 107

Total Return Fund
March 31, 2002
                                                 Principal
                                                    Amount       Value
                                                    (000s)       (000s)
--------------------------------------------------------------------------------
Continental Airlines, Inc.
     6.410% due 04/15/2007                       $    321    $     317
     6.800% due 07/02/2007                             21           20
     6.954% due 08/02/2009                         12,236       10,687
     7.056% due 09/15/2009                         25,000       24,512
     7.730% due 03/15/2011                          2,209        1,890
     6.900% due 01/02/2018                          1,407        1,350
Cox Communications, Inc.
     2.600% due 11/07/2002 (d)                     16,000       16,056
Cox Enterprises, Inc.
     6.625% due 06/14/2002                          7,250        7,287
     2.760% due 05/01/2033 (d)                      1,100        1,108
CSX Corp.
     2.618% due 06/24/2002 (d)                     32,100       32,097
DaimlerChrysler North America Holding Corp.
     2.180% due 08/23/2002 (d)                     17,710       17,686
     2.120% due 09/16/2002 (d)                     23,350       23,261
     2.760% due 12/16/2002 (d)                    100,400      100,424
     7.750% due 05/27/2003                         45,000       46,612
     2.360% due 08/01/2003 (d)                     14,600       14,467
     2.131% due 08/21/2003 (d)                     38,000       37,500
     2.230% due 08/16/2004 (d)                     76,600       74,809
     7.300% due 01/15/2012                          2,100        2,114
     8.500% due 01/18/2031                          2,000        2,152
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                            101          102
    10.370% due 01/02/2007                          8,092        7,859
    10.430% due 01/02/2011                          3,755        3,665
    10.140% due 08/14/2012                          1,000          945
    10.000% due 06/05/2013                         10,828       10,283
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (k)                     13,889       11,521
     9.550% due 01/02/2008 (k)                      7,773        7,555
     7.379% due 05/18/2010                          9,204        9,328
     7.570% due 11/18/2010                         31,250       31,998
     7.111% due 03/18/2013                         25,000       25,134
     9.200% due 09/23/2014                          6,000        4,756
    10.000% due 12/05/2014                          5,000        4,733
    10.060% due 01/02/2016                          6,500        6,449
    10.500% due 04/30/2016                         26,350       20,300
Devon Energy Corp.
     7.950% due 04/15/2032                         20,000       20,779
Duty Free International, Inc.
     7.000% due 01/15/2004                            175           88
Eastman Chemical Co.
     6.375% due 01/15/2004                          5,750        5,864
Electric Lightwave, Inc.
     6.050% due 05/15/2004                         10,700       10,394
Eli Lilly & Co.
     6.250% due 03/15/2003                            100          103
Enron Corp.
     8.000% due 08/15/2005 (e)                      3,200          992
Federal Express Corp.
     6.845% due 01/15/2019                            788          789
FMC Corp.
     6.375% due 09/01/2003                          4,000        4,078
Ford Capital BV
     9.875% due 05/15/2002                         10,300       10,375
     9.500% due 06/01/2010                            200          219
Ford Motor Co.
     7.250% due 10/01/2008                            800          792
     7.450% due 07/16/2031                         76,000       68,922
Fortune Brands, Inc.
     8.500% due 10/01/2003                            500          535
Fred Meyer, Inc.
     7.375% due 03/01/2005                         38,100       40,243
General Motors Corp.
     6.250% due 05/01/2005                            300          300
Gillette Co.
     6.250% due 08/15/2003                            750          776
     5.750% due 10/15/2005                          1,500        1,524
Grupo Iusacell SA de CV
    10.000% due 07/15/2004                          4,882        4,931
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                          5,000        5,175
HCA, Inc.
     8.020% due 08/05/2002                          9,000        9,160
     3.510% due 09/19/2002 (d)                    190,500      190,605
     8.130% due 08/04/2003                          7,300        7,655
     6.910% due 06/15/2005                          9,500        9,678
     7.250% due 05/20/2008                          1,450        1,469
     6.630% due 07/15/2045                         10,000       10,086
     6.730% due 07/15/2045                         32,560       33,056
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                          1,500        1,484
Heinz (H.J.) Co.
     6.875% due 01/15/2003                            100          103
Hilton Hotels Corp.
     7.375% due 06/01/2002                          1,000        1,003
HNA Holdings, Inc.
     6.125% due 02/01/2004                            200          206
Honeywell International, Inc.
     6.125% due 11/01/2011                            650          634
IBM Corp.
     7.250% due 11/01/2002                            625          641
     8.375% due 11/01/2019                            640          739
ICI Wilmington, Inc.
     6.750% due 09/15/2002                         10,000       10,095
IMEXSA Export Trust
    10.125% due 05/31/2003                          3,182        1,494
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                         21,785       21,787
International Game Technology
     7.875% due 05/15/2004                         14,500       15,026
International Paper Co.
     8.000% due 07/08/2003                            300          314
Kerr-McGee Corp.
     2.797% due 06/28/2004 (d)                     85,100       84,997
     6.875% due 09/15/2011                         10,000       10,029
     7.875% due 09/15/2031                         25,000       26,390
Kinder Morgan Energy Partners LP
     7.125% due 03/15/2012                         31,300       31,505
     7.750% due 03/15/2032                         15,200       15,425
Kinder Morgan, Inc.
     6.450% due 03/01/2003                            240          245
Kraft Foods, Inc.
     4.625% due 11/01/2006                             25           24
     5.625% due 11/01/2011                            655          622
Kroger Co.
     7.150% due 03/01/2003                         13,000       13,396
     2.660% due 08/16/2012 (d)                     99,200       99,220
Limestone Electron Trust
     8.625% due 03/15/2003                         71,350       72,243
Lockheed Martin Corp.
     8.500% due 12/01/2029                         18,000       20,878
Mandalay Resort Group
     6.750% due 07/15/2003                          4,500        4,556
Martin Marietta Corp.
     6.500% due 04/15/2003                             50           51
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (k)                      1,797        1,878
Nabisco, Inc.
     6.700% due 06/15/2002                          9,000        9,065
     6.125% due 02/01/2033                         15,000       15,262
News American Holdings, Inc.
     7.750% due 01/20/2024                         18,000       17,168
Norfolk Southern Corp.
     6.950% due 05/01/2002                         12,000       12,042
     7.875% due 02/15/2004                             50           53
     7.250% due 02/15/2031                         11,000       11,059
Northwest Airlines, Inc.
     8.970% due 01/02/2015                          1,494        1,442
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                     17,710       17,998
     6.750% due 01/15/2012                         26,300       26,420
Park Place Entertainment Corp.
     7.950% due 08/01/2003                         18,500       18,769
Petroleos Mexicanos
     8.850% due 09/15/2007                          1,800        1,949
     9.375% due 12/02/2008                         49,650       54,863
     9.500% due 09/15/2027                         31,000       34,333

108 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                Principal
                                                 Amount        Value
                                                 (000s)       (000s)
---------------------------------------------------------------------
Philip Morris Cos., Inc.
     7.625% due 05/15/2002                      $ 21,300    $  21,418
     7.125% due 08/15/2002                         1,601        1,624
     7.250% due 01/15/2003                        10,000       10,282
     8.250% due 10/15/2003                         1,000        1,061
     6.800% due 12/01/2003                        68,345       70,928
     7.000% due 07/15/2005                        15,125       15,754
     6.950% due 06/01/2006                         9,540        9,932
     7.200% due 02/01/2007                        39,000       40,545
Phillips Petroleum Co.
     8.750% due 05/25/2010                           605          692
Postal Square LP
     6.500% due 06/15/2022                         1,381        1,379
Procter & Gamble Co.
     5.250% due 09/15/2003                        35,900       36,726
Qwest Corp.
     8.875% due 03/15/2012                        83,100       81,992
Racers
     2.161% due 03/03/2003 (d)                   282,400      282,606
     2.783% due 04/01/2003 (d)                    20,000       20,000
     5.560% due 04/28/2003 (d)                    45,000       46,103
     2.650% due 09/15/2005 (d)                    15,000       15,000
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                        13,400       13,448
Safeway, Inc.
     7.000% due 09/15/2002                        16,125       16,424
     6.850% due 09/15/2004                           250          262
Sara Lee Corp.
     6.300% due 11/07/2005                           500          508
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                         4,780        4,716
Singapore Telecommunications Ltd.
     6.375% due 12/01/2011                        20,000       19,877
     7.375% due 12/01/2031                        22,000       22,249
SmithKline Beecham Corp.
     7.375% due 04/15/2005                           150          162
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                    12,000       12,066
     7.650% due 05/18/2005 (d)                    13,000       12,963
Sun Microsystems, Inc.
     7.000% due 08/15/2002                           200          202
Systems 2001 Asset Trust
     7.156% due 12/15/2011                        29,710       30,534
TCI Communications, Inc.
     2.650% due 04/03/2002 (d)                    19,300       19,300
     2.710% due 03/11/2003 (d)                     5,000        5,011
     6.375% due 05/01/2003                         3,280        3,336
     8.650% due 09/15/2004                           625          659
     8.000% due 08/01/2005                           450          467
Tele-Communications, Inc.
     8.250% due 01/15/2003 (d)                    43,125       44,228
Tenet Healthcare Corp.
     6.875% due 11/15/2031                         5,750        5,314
Texaco Capital, Inc.
     8.500% due 02/15/2003                           700          734
     6.000% due 06/15/2005                           400          416
Texas Eastern Transmission Corp.
     7.300% due 12/01/2010                           250          261
Textron, Inc.
     6.750% due 09/15/2002                           225          228
Time Warner, Inc.
     9.625% due 05/01/2002                        22,550       22,663
     7.975% due 08/15/2004                        15,032       15,962
     10.150% due 05/01/2012                          250          302
     6.875% due 06/15/2018                           140          132
     9.150% due 02/01/2023                           475          543
     7.570% due 02/01/2024                        10,130        9,969
     6.950% due 01/15/2028                         2,645        2,440
TRW, Inc.
     6.625% due 06/01/2004                         8,925        8,963
Tyco International Group SA
     6.875% due 09/05/2002                         3,175        3,172
     6.125% due 01/15/2009                           100           88
Union Pacific Corp.
     2.431% due 07/01/2002 (d)                    35,500       35,514
     6.930% due 06/01/2003                         1,000        1,034
Unisys Corp.
     9.210% due 01/21/2017                        15,900       12,579
United Air Lines, Inc.
     2.120% due 12/02/2002 (d)                    16,468       16,258
     11.080% due 05/27/2006                       12,152        9,790
     9.200% due 03/22/2008                         3,416        2,747
     6.201% due 09/01/2008                         3,000        2,654
     6.932% due 09/01/2011 (d)                    10,500        9,292
     10.360% due 11/13/2012                        7,000        6,148
     10.020% due 03/22/2014                       14,225       11,293
     10.850% due 07/05/2014                       34,111       28,026
     10.850% due 02/19/2015                        2,100        1,348
     10.125% due 03/22/2015                       14,300       12,727
     9.060% due 06/17/2015                         6,000        4,821
United Technologies Corp.
     7.125% due 11/15/2010                           450          475
US Airways, Inc.
     6.850% due 01/30/2018                           138          115
UST, Inc.
     7.250% due 06/01/2009                        15,000       14,685
Viacom, Inc.
     8.375% due 06/15/2002                         2,800        2,832
     6.625% due 05/15/2011                         4,500        4,513
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                           170          171
     6.375% due 03/01/2003                            50           51
     6.500% due 06/01/2003                           200          207
Walt Disney Co.
     5.125% due 12/15/2003                           500          506
     6.375% due 03/01/2012                        20,000       19,406
     7.000% due 03/01/2032                         6,000        5,783
Waste Management, Inc.
     6.625% due 07/15/2002                        13,153        13,238
     6.500% due 12/15/2002                         4,800         4,869
     6.375% due 12/01/2003                           200           202
     6.500% due 05/15/2004                        94,000        95,914
     6.875% due 05/15/2009                        15,000        14,587
     7.375% due 08/01/2010                        12,000        11,945
     7.650% due 03/15/2011                         5,000         5,028
     7.000% due 07/15/2028                        10,000         9,066
Weyerhaeuser Co.
     6.750% due 03/15/2012                         7,500         7,382
     7.375% due 03/15/2032                        51,840        50,680
Witco Corp.
     6.600% due 04/01/2003                           100            98
                                                            ----------
                                                             3,456,798
                                                            ==========
Utilities 6.9%
Alabama Power Co.
     5.350% due 11/15/2003                         1,600         1,628
Allegheny Energy Supply
     2.660% due 05/01/2002 (d)                     5,800         5,800
ALLETE, Inc.
     2.620% due 10/20/2003 (d)                    79,700        79,869
Ashland, Inc.
     2.520% due 03/07/2003 (d)                       300           298
AT&T Canada, Inc.
     0.000% due 11/01/2007 (l)                    11,000         1,870
AT&T Corp.
     5.625% due 03/15/2004                           100           100
     7.300% due 11/15/2011                        68,200        65,781
     6.500% due 03/15/2029                         1,000           837
     8.000% due 11/15/2031                       221,490       215,740
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                           200           200
Baltimore Gas & Electric
     6.125% due 07/01/2003                           150           155
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                         1,125         1,202
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                           500           492
BellSouth Corp.
     6.000% due 10/15/2011                            50            49
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                        10,000        10,056
     6.250% due 05/15/2003                           100           103

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 109

Total Return Fund
March 31, 2002

                                              Principal
                                                 Amount          Value
                                                 (000s)         (000s)
-----------------------------------------------------------------------
British Telecom PLC
     3.295% due 12/15/2003 (d)                $ 208,860      $ 210,988
     7.875% due 12/15/2005                        6,800          7,230
     8.375% due 12/15/2010                       83,600         90,982
     8.375% due 12/15/2030                          435            499
CE Electric Funding
     6.853% due 12/30/2004                          250            254
Central Maine Power Co.
     7.430% due 08/25/2003                       13,000         13,467
Cingular Wireless
     7.125% due 12/15/2031                       10,000          9,507
Cleveland Electric Illuminating Co.
     9.500% due 05/15/2005                       33,500         33,581
CMS Energy Corp.
     8.125% due 05/15/2002                        1,740          1,751
     8.375% due 07/01/2003                       15,000         15,231
     6.750% due 01/15/2004                        1,000            991
     7.000% due 01/15/2005                       41,325         40,969
Columbia Energy Group
     6.610% due 11/28/2002                        5,000          5,014
Columbus Southern Power Co.
     6.850% due 10/03/2005                       10,000         10,209
Commonwealth Edison Co.
     7.375% due 09/15/2002                          600            612
     2.547% due 09/30/2002 (d)                   15,600         15,602
     6.625% due 07/15/2003                        1,000          1,035
     2.672% due 09/30/2003 (d)                   22,800         22,847
Conectiv, Inc.
     2.850% due 06/13/2002 (d)                   25,000         25,004
Consolidated Edison, Inc.
     2.060% due 06/15/2002 (d)                   11,000         11,002
     6.375% due 04/01/2003                        1,000          1,028
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                       43,750         45,835
Detroit Edison Co.
     7.210% due 08/01/2002                        1,000          1,015
Deutsche Telekom AG
     7.750% due 06/15/2005                       97,100        101,132
     8.000% due 06/15/2010                       13,000         13,568
     8.250% due 06/15/2030                      158,600        164,182
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                   20,000         20,017
     7.600% due 07/15/2003                       35,000         36,467
DTE Energy Co.
     7.110% due 11/15/2038 (d)                   94,750         95,646
Dynegy Holdings, Inc.
     8.750% due 02/15/2012                       90,250         94,606
El Paso Corp.
     7.750% due 01/15/2032                       33,750         32,735
El Paso Electric Co.
     9.400% due 05/01/2011                        7,455          8,286
El Paso Energy Corp.
     7.800% due 08/01/2031                          500            488
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                        1,300          1,342
Entergy Gulf States, Inc.
     3.211% due 09/01/2004 (d)                   22,300         22,321
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                          599            600
     8.500% due 06/01/2003                        3,000          3,126
Entergy Mississippi, Inc.
     2.510% due 05/03/2004 (d)                   31,000         31,052
First Energy Corp
     7.375% due 11/15/2031                       13,800         12,646
Florida Power & Light
     6.875% due 12/01/2005                        4,000          4,185
France Telecom
     3.750% due 03/14/2003 (d)                  184,005        184,549
     3.396% due 07/16/2003 (d)                  138,700        138,783
     7.700% due 03/01/2006 (d)                    1,000          1,016
     8.250% due 03/01/2011 (d)                   39,700         40,496
     8.500% due 03/01/2031                      106,400        114,086
GTE California, Inc.
     5.500% due 01/15/2009                          100             94
GTE Corp.
     6.940% due 04/15/2028                        5,410          5,152
GTE South, Inc.
     7.250% due 08/01/2002                          150            152
Hawaiian Electric Industries, Inc.
     2.876% due 04/15/2003 (d)                    2,400          2,405
Houston Lighting & Power Co.
     8.750% due 03/01/2022                       10,000         10,371
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                          500            489
Indiana Michigan Power Co.
     2.525% due 09/03/2002 (d)                    7,800          7,801
Indianapolis Power & Light Co.
     7.375% due 08/01/2007                          225            229
Korea Electric Power Corp.
     7.000% due 10/01/2002                          380            387
     6.375% due 12/01/2003                          220            228
MCI Communications Corp.
     6.125% due 04/15/2012                       39,360         39,192
Mirant Corp.
     7.900% due 07/15/2009                          175            140
Nevada Power Co.
     6.200% due 04/15/2004                       20,000         19,853
New England Telephone & Telegraph Co.
     6.250% due 03/15/2003                           50             51
New York Telephone Co.
     6.250% due 02/15/2004                          150            155
     6.000% due 04/15/2008                           45             45
Niagara Mohawk Power Co.
     5.875% due 09/01/2002                          500            505
     7.250% due 10/01/2002                       24,783         25,260
     7.375% due 07/01/2003                       39,162         40,843
     7.375% due 08/01/2003                        1,645          1,712
NorAm Energy Corp.
     6.375% due 11/01/2003                       22,250         22,597
Nortel Networks Corp.
     6.875% due 10/01/2002                          200            195
NRG Energy, Inc.
     8.000% due 11/01/2003                        6,000          6,054
NRG Northeast Generating LLC
     8.065% due 12/15/2004                          281            287
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                          950            900
Ohio Power Co.
     7.000% due 07/01/2004                       24,000         24,762
Oneok, Inc.
     2.450% due 04/24/2002 (d)                    8,000          8,000
Pacific Bell
     7.000% due 07/15/2004                           50             53
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(e)                33,700         34,374
     5.875% due 10/01/2005 (e)                      100             98
     7.250% due 08/01/2026 (e)                   10,000          9,750
Pacific Northwest Bell Telephone
     4.375% due 09/01/2002                           50             49
PP&L, Inc.
     6.550% due 03/01/2006                          500            512
Progress Energy, Inc.
     7.100% due 03/01/2011                          575            587
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                          120            120
PSEG Power LLC
     8.625% due 04/15/2031                        9,050          9,810
Public Service Co. of Colorado
     6.000% due 04/15/2003                          750            766
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                        1,000          1,010
     6.250% due 01/01/2007                        1,500          1,515
Ras Laffan Liquid Natural Gas
     8.294% due 03/15/2014                          145            148
Scana Corp.
     2.476% due 07/15/2002 (d)                   42,300         42,330
Sierra Pacific Resources
     2.420% due 04/20/2002 (d)                    4,500          4,494
     2.370% due 04/20/2003 (d)                   20,500         19,960

110 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                         Principal
                                          Amount         Value
                                          (000s)         (000s)
-----------------------------------------------------------------
South Point Energy
     8.400% due 05/30/2012               $ 24,000     $    20,640
Southern California Edison Co.
     4.060% due 05/01/2002 (d)             24,000          23,160
Sprint Capital Corp.
     2.271% due 06/10/2002 (d)             14,400          14,399
     7.625% due 06/10/2002                132,091         130,616
     2.343% due 06/24/2002 (d)             97,500          97,503
     8.125% due 07/15/2002                 10,378          10,293
     5.700% due 11/15/2003                  9,000           8,638
     6.000% due 01/15/2007                137,900         126,614
     7.625% due 01/30/2011                 13,700          13,017
     8.375% due 03/15/2012                160,700         158,510
     6.875% due 11/15/2028                 31,700          25,447
     8.750% due 03/15/2032                203,950         197,796
Telekomunikacja Polska SA
     7.125% due 12/10/2003                 12,200          12,565
     7.750% due 12/10/2008                  7,895           7,816
Texas Utilities Corp.
     6.500% due 08/16/2002                  2,600           2,629
     6.750% due 03/01/2003                    150             154
     2.600% due 06/15/2003 (d)             14,000          14,018
     8.250% due 04/01/2004                    500             529
Toledo Edison Co.
     8.180% due 07/30/2002                  1,400           1,422
     8.700% due 09/01/2002                 24,500          24,899
     7.850% due 03/31/2003                  7,000           7,251
     7.875% due 08/01/2004                    500             521
TXU Eastern Funding Co.
     6.150% due 05/15/2002                 64,800          65,030
     6.450% due 05/15/2005                 15,270          15,402
Union Electric Co.
     8.000% due 12/15/2022                  1,000             987
Verizon New York, Inc.
     6.875% due 04/01/2012                 32,900          32,813
     7.375% due 04/01/2032                 25,500          25,374
Vodafone Group PLC
     7.750% due 02/15/2010                    500             535
Williams Cos., Inc.
     6.200% due 08/01/2002                  5,000           4,991
     7.125% due 09/01/2011                  5,000           4,754
     7.625% due 07/15/2019                 24,770          22,828
     7.875% due 09/01/2021                 39,540          37,437
     7.750% due 06/15/2031                    500             464
     8.750% due 03/15/2032                105,100         107,950
Wilmington Trust Co. - Tucson Electric
    10.500% due 01/02/2007                  6,636           6,469
    10.500% due 07/01/2008                    183             191
    10.732% due 01/01/2013                    991           1,016
WorldCom, Inc.
     7.375% due 01/15/2011                 21,150          20,101
                                                      -----------
                                                        3,658,376
                                                      -----------
Total Corporate Bonds & Notes                          17,312,341
                                                      ===========
(Cost $17,480,918)

  MUNICIPAL BONDS & NOTES 1.0%

Alabama 0.1%
Alabama State General Obligation Bonds
     4.500% due 09/01/2017                  6,080           5,601
     4.500% due 09/01/2018                  6,365           5,806
     4.500% due 09/01/2019                  6,670           6,037
     4.750% due 09/01/2021                  7,340           6,836
Jefferson County, Alabama Sewer
Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
     8.390% due 02/01/2029 (d)              4,500           4,188
Jefferson County, Alabama Sewer
Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
     8.682% due 02/01/2036 (d)                625             589
Jefferson County, Alabama Sewer
Revenue Bonds,
(FGIC Insured), Series 2001
     8.460% due 02/01/2039 (d)              5,500           5,018
Montgomery Alabama Special
Care Facilities
Financing Authority Revenue Bonds,
(MBIA Insured),
Series 2000
     8.210% due 11/15/2029 (d)              1,000             853
                                                      -----------
                                                           34,928
                                                      ===========
Arizona 0.0%
Phoenix Arizona Civic Import Corp.
Water System
Revenue Bonds, Series 2002
     0.000% due 07/01/2022 (d)              4,400           4,377
                                                      -----------
California 0.0%
California State Department of
Water Resources
Center Valley Project Revenue Bonds,
Series 2000
     8.340% due 12/01/2029 (d)              2,500           2,207

Fairfield California Redevelopment
Agency Tax
Allocation Bonds, Series 1997
     7.700% due 06/01/2002                      5               5

Foothill Eastern Transportation
Corridor Agency
California Toll Road Revenue Bonds,
Series 1995
     0.000% due 01/01/2026                  9,000           2,338
     0.000% due 01/01/2030                  3,590             759

Los Angeles County Metropolitan
Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured),
Series 2000
     8.340% due 07/01/2023 (d)              3,500           3,281

Modesto California Financing Authority
Revenue
Bonds, (AMBAC Insured), Series 1998
     5.000% due 09/01/2029                    300             285

Orange County School Board, Certificate
of Participation,
(MBIA Insured), Series 2000
     8.140% due 08/01/2024 (d)              3,500           3,262

San Diego Public Facilities Financing
Authority Revenue
Bonds, (FGIC Insured), Series 1999
     5.000% due 05/15/2029                  1,000             950

San Francisco, California City
& County Common
International Airport Revenue
Bonds, (MBIA Insured), Series 2000
     7.310% due 05/01/2028 (d)              3,350           2,444
                                                      -----------
                                                           15,531
                                                      ===========

Colorado 0.0%
Denver Colorado City & County
Airport Revenue Bonds,
Series 2000
     8.140% due 11/15/2025 (d)              2,500           2,209
                                                      -----------

Connecticut 0.1%
Connecticut State General
Obligation Bonds, Series 2001
     4.750% due 11/15/2021                  2,500           2,370
     5.000% due 11/15/2019 (d)              2,638           2,574
     5.125% due 11/15/2020 (d)             17,043          16,928
                                                      -----------
                                                           21,872
                                                      ===========

Florida 0.0%
Broward County Florida Airport
System Revenue Bonds,
(AMBAC Insured), Series 2000
     7.590% due 10/01/2023 (d)              1,328           1,075

Florida State Board of Education
General Obligation
Bonds, (FGIC Insured), Series 2000
     7.140% due 06/01/2023 (d)              3,500           2,759

Florida State Governmental Utility
Authority Revenue
Bonds, (AMBAC Insured), Series 2000
     8.140% due 10/01/2029 (d)              6,453           5,784
Florida State Turnpike Authority
Revenue Bonds,
(FGIC Insured), Series 2000
     7.210% due 07/01/2027 (d)              6,323           4,811

Lakeland Florida Electric & Water
Revenue Bonds,
(MBIA Insured), Series 2000
     8.210% due 10/01/2028 (d)              2,675           2,448

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 111

Total Return Fund
March 31, 2002
                                                                                           Principal
                                                                                              Amount               Value
                                                                                              (000s)               (000s)
-------------------------------------------------------------------------------------------------------------------------
Modesto Public Financing Authority Lease Revenue
Bonds, (AMBAC Insured), Series 2000
8.340% due 09/01/2029 (d)                                                                  $    2,500             $ 2,243
                                                                                                                  -------
                                                                                                                   19,120
                                                                                                                  =======
Georgia 0.0%
Georgia Local Government Certificate of Participation,
(MBIA Insured), Series 2000
7.640% due 06/01/2028 (d)                                                                       9,950               8,278

Georgia State Road & Highway Authority Revenue
Bonds, (ST GTD Insured), Series 2001
5.000% due 03/01/2021                                                                           4,000               3,930

Georgia State Road & Tollway Authority Revenue
Bonds, (ST GTD Insured), Series 2002
5.000% due 03/01/2018 (d)                                                                       9,900               9,801
                                                                                                                  -------
                                                                                                                   22,009
                                                                                                                  =======
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
7.640% due 07/01/2028 (d)                                                                       7,200               5,931
                                                                                                                  -------
Illinois 0.1%
Chicago, Illinois General Obligation
Bonds, (FGIC Insured),
Series 2000 9.210% due 01/01/2040 (d)                                                           4,750               4,770

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
8.390% due 01/01/2028 (d)                                                                       3,100               2,671

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000
8.210% due 11/15/2028 (d)                                                                       3,220               2,824

Illinois Educatonal Facilities Authority Revenue Bonds,
Series 2002 5.250% due 07/01/2041 (d)                                                           5,100               4,732

Illinois State General Obligation Bonds, Series 2002
5.250% due 04/01/2022                                                                          17,385              17,071
                                                                                                                  -------
                                                                                                                   32,068
                                                                                                                  =======
Indiana 0.0%
Eagle-Union Middle School Building Bonds, (AMBAC
State Aid Withholding Insured), Series 2001
5.000% due 01/05/2020                                                                           2,000               1,941

Indiana Board Bank Revenue Bonds, Series 2001
5.375% due 08/01/2016                                                                           1,000               1,031
                                                                                                                  -------
                                                                                                                    2,972
                                                                                                                  =======
Massachusetts 0.2%
Boston Massachusetts Water & Sewer Common
Revenue Bonds, (FGIC Insured), Series 2000
8.340% due 11/01/2028 (d)                                                                       3,500               3,126

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
8.140% due 09/01/2021 (d)                                                                       2,590               2,489

Massachusetts Bay Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2000
7.640% due 03/01/2021 (d)                                                                       5,150               4,466

Massachusetts State General Obligation Bonds,
(FSA Insured), Series 2002
5.000% due 03/01/2022 (d)                                                                      30,205              31,496

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
8.340% due 01/01/2037 (d)                                                                       3,000               2,511

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 01/01/2037 (d)                                                                       7,810               6,503

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
7.640% due 08/01/2037 (d)                                                                  $      500             $   431

Southbridge Associations Limited Liability Corporation
Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                                                          31,105              32,204
                                                                                                                  -------
                                                                                                                   83,226
                                                                                                                  =======
Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 02/01/2023 (d)                                                                       5,472               5,204
                                                                                                                  -------
Mississippi 0.0%
Mississippi Development Bank Special Obligation
Bonds, (AMBAC Insured), Series 2000
8.190% due 07/01/2024 (d)                                                                       2,500               2,324
                                                                                                                  -------
Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA Insured), Series 2002
6.200% due 02/01/2017 (d)                                                                       4,300               5,400
                                                                                                                  -------
Nevada 0.1%
Clark County, Nevada General Obligation Bonds,
(MBIA Insured), Series 2000
5.000% due 06/15/2019 (d)                                                                      14,700              14,014

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 8.210% due 05/15/2028 (d)                                                          10,000               8,806
                                                                                                                  -------
                                                                                                                   22,820
                                                                                                                  =======
New Jersey 0.1%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
9.840% due 10/01/2030 (d)                                                                         250                 274

Mercer County New Jersey Important Authority
Revenue Bonds, Series 2000
9.940% due 01/01/2018 (d)                                                                       2,990               3,413

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (AMBAC, FHA Insured), Series 2001
5.000% due 08/01/2041                                                                           3,000               2,838

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
7.660% due 07/01/2028 (d)                                                                       2,000               1,632

New Jersey State Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2002
5.500% due 12/15/2016 (d)                                                                      26,873              31,215
5.000% due 12/15/2021                                                                           6,935               6,721
                                                                                                                  -------
                                                                                                                   46,093
                                                                                                                  =======
New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
8.590% due 12/01/2022 (d)                                                                       4,000               3,849

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.840% due 12/01/2026 (d)                                                                       5,500               5,357

Long Island, New York Electric Power Authority
Revenue Bonds, (FSA Insured), Series 2000
8.590% due 12/01/2022 (d)                                                                       4,500               4,331

New York City General Obligation Bonds, Series 2002
2.150% due 08/01/2002                                                                           1,937               1,934

New York City Municipal Water Finance Authority
Revenue Bonds, (MBIA-IBC Insured), Series 2000
7.660% due 06/15/2025 (d)                                                                       6,565               5,540

112 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                                           Principal
                                                                                             Amount                Value
                                                                                             (000s)                (000s)
-------------------------------------------------------------------------------------------------------------------------
New York City, New York General Obligation,
Series 1997-D 2.151% due 08/01/2002 (d)                                                    $  2,883               $ 2,883

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA Insured), Series 2000
8.340% due 06/15/2029 (d)                                                                     3,000                 2,696

New York City, New York Transitional Financial
Authority Revenue Bonds, Series 2000
9.340% due 11/01/2024 (d)                                                                     1,250                 1,301

New York City, New York Transitional Financing
Authority Revenue Bonds, (FGIC-TCRS Insured),
Series 2000 7.660% due 11/15/2023 (d)                                                         2,500                 2,124

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
7.840% due 01/15/2029 (d)                                                                     3,650                 2,939

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 02/15/2023 (d)                                                                     2,550                 2,364

New York State Dormitory Authority Revenue Bonds,
Series 1993 5.250% due 05/15/2019                                                             4,000                 4,088
                                                                                                                  -------
                                                                                                                   39,406
                                                                                                                  =======
North Carolina 0.0%
North Carolina State General Obligation, Series 2002
0.000% due 04/01/2017 (d)                                                                     2,500                 2,478
                                                                                                                  -------
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                                                                55                    59
                                                                                                                  -------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
8.210% due 12/01/2027 (d)                                                                     3,250                 2,943

Ohio State General Obligation Bonds, Series 2002
5.125% due 09/15/2022 (d)                                                                     4,700                 4,586
                                                                                                                  -------
                                                                                                                    7,529
                                                                                                                  =======
Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                                                         1,000                 1,107

Allegheny County Pennsylvania Port Authority SPL Revenue
Bonds, (FGIC Insured), Series 2001
5.000% due 03/01/2025                                                                         1,000                   952

Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002
5.000% due 07/15/2041 (d)                                                                    10,925                 9,581

Philadelphia Pennsylvania Authority For Industrial Development
Lease Revenue Bonds, (FSA Insured), Series 2002
5.250% due 10/01/2030 (d)                                                                     2,375                 2,309

Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, Series 2001
5.250% due 07/01/2028                                                                         1,000                   956

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2000 7.640% due 04/01/2027 (d)                                                         3,150                 2,500

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2001 7.740% due 04/01/2027 (d)                                                           500                   397

Philadelphia, Pennsylvania Waste Water System
Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/01/2031                                                                         3,000                 2,791

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                                                           500                   470
                                                                                                                  -------
                                                                                                                   21,063
                                                                                                                  =======
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation Bonds,
Series 2001 5.125% due 07/01/2031                                                               500                   476
                                                                                                                  -------
South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds 8.360% due 01/01/2020 (d)                                                               2,450                 2,406
                                                                                                                  -------
Texas 0.1%
Dallas Texas Independent School District, (PSF-GTD Insured),
Series 2002 8.808% due 02/15/2019 (d)                                                        21,885                22,667

Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000 6.000% due 11/01/2028                                             4,000                 4,105

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000 8.460% due 12/01/2029 (d)                                         3,000                 2,702

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032                                                                         2,750                 2,650

Houston Texas General Obligation Bonds, (FSA Insured),
Series 2002 5.375% due 03/01/2018 (d)                                                         3,900                 4,022

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000 8.090% due 07/01/2025 (d)                                         2,750                 2,375

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
7.640% due 02/15/2026 (d)                                                                    15,088                12,098

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
8.710% due 12/01/2030 (d)                                                                       500                   467

North Texas Towey Authority Dallas North Towey
System Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                                                         4,000                 3,544

Texas A & M University Revenue Bonds, Series 2001
5.375% due 05/15/2012                                                                         3,305                 3,473

Texas State Affordable Housing Multifamily Corp. Revenue
Bonds, Series 2002
8.870% due 09/01/2022 (d)                                                                     6,650                 6,659
                                                                                                                  -------
                                                                                                                   64,762
                                                                                                                  =======
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                                                           500                   456
                                                                                                                  -------
Washington State 0.1%
Energy Northwest Washington Electric Revenue Bonds,
Series 2002 5.350% due 07/01/2018 (d)                                                        35,350                39,867
6.000% due 07/01/2018 (d)                                                                     4,750                 4,983

Washington State General Obligation Bonds,
Series 2002 5.000% due 07/01/2017 (d)                                                        11,803                11,283
                                                                                                                  -------
                                                                                                                   56,133
                                                                                                                  =======

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 113

Total Return Fund
March 31, 2002
                                                                          Principal
                                                                             Amount           Value
                                                                             (000s)           (000s)
------------------------------------------------------------------------------------------------------
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
7.640% due 10/01/2028                                                     $    6,500       $     5,198
                                                                                           -----------
Total Municipal Bonds & Notes                                                                  526,050
                                                                                           ===========
(Cost $515,008)
U.S. GOVERNMENT AGENCIES 0.9%

A.I.D. Housing Guarantee - Peru
     9.980% due  08/01/2008                                                      715               814
Fannie Mae
     6.375% due  10/15/2002                                                       80                82
     5.250% due  01/15/2003                                                    1,000             1,020
     4.700% due  05/23/2003                                                      815               818
     3.500% due  09/15/2004                                                    1,400             1,378
     3.800% due  11/05/2004                                                      750               741
     7.125% due  02/15/2005                                                      150               161
     5.250% due  06/15/2006                                                      750               754
     5.500% due  07/18/2006                                                      500               505
     4.375% due  10/15/2006                                                      150               145
     5.000% due  01/15/2007                                                    1,000               989
     7.125% due  03/15/2007                                                      250               270
     6.560% due  12/10/2007                                                      190               194
     5.750% due  02/15/2008                                                    4,600             4,656
     6.000% due  05/15/2008                                                      100               102
     5.870% due  01/28/2009                                                      200               199
     7.250% due  01/15/2010                                                      900               976
     7.125% due  06/15/2010                                                   21,210            22,821
     6.625% due  11/15/2010                                                      100               104
     6.250% due  02/01/2011                                                    1,900             1,897
     5.500% due  03/15/2011                                                    6,700             6,464
     6.000% due  05/15/2011                                                    2,800             2,793
     6.875% due  09/10/2012                                                    1,000             1,029
     6.930% due  09/17/2012                                                    1,000             1,033
     6.875% due  09/24/2012                                                    2,000             2,059
     7.125% due  01/15/2030                                                      650               696
     7.250% due  05/15/2030                                                      125               136
     6.625% due  11/15/2030                                                      610               615
Federal Farm Credit Bank
     5.700% due  09/03/2008                                                      100               100
     6.060% due  05/28/2013                                                      100                99
Federal Home Loan Bank
     6.250% due  11/15/2002                                                      250               256
     5.125% due  01/13/2003                                                      150               153
     5.500% due  01/21/2003                                                    1,500             1,533
     9.500% due  02/25/2004                                                      350               386
     3.625% due  10/15/2004                                                      250               247
     3.875% due  12/15/2004                                                      200               198
     5.000% due  02/28/2005                                                    2,000             2,019
     7.250% due  05/13/2005                                                      100               108
     5.625% due  08/09/2006                                                    3,000             3,017
     7.250% due  02/15/2007                                                      100               108
     5.560% due  02/28/2007                                                    2,500             2,514
     5.915% due  08/25/2008                                                      500               506
     6.026% due  01/22/2009                                                      275               275
     5.920% due  03/03/2009                                                      500               504
     6.500% due  08/14/2009                                                    1,200             1,249
     0.000% due  09/10/2018                                                   15,000             4,535
     0.000% due  12/21/2018                                                    4,250             1,294
Freddie Mac
     5.500% due  05/15/2002                                                    2,635             2,646
     6.250% due  10/15/2002                                                    2,000             2,042
     5.250% due  02/15/2004                                                       50                51
     5.000% due  09/13/2005                                                    2,000             2,001
     5.250% due  01/15/2006                                                      100               101
     6.000% due  02/21/2006                                                    1,000             1,023
     5.375% due  08/16/2006                                                      300               301
     9.000% due  09/15/2008                                                       93                98
     5.125% due  10/15/2008                                                    3,500             3,397
     5.750% due  03/15/2009                                                      100               100
     6.450% due  04/29/2009                                                      100               100
     7.625% due  09/09/2009                                                      250               256
     5.625% due  03/15/2011                                                      110               107
     6.000% due  06/15/2011                                                      750               747
     5.500% due  09/15/2011                                                   97,750            93,950
     5.750% due  01/15/2012                                                    1,700             1,658
Small Business Administration
     7.700% due  07/01/2016                                               $      612       $       656
     6.950% due  11/01/2016                                                    3,850             4,017
     6.700% due  12/01/2016                                                   14,645            15,124
     7.150% due  03/01/2017                                                    6,853             7,198
     7.190% due  12/01/2019                                                      454               476
     7.630% due  06/01/2020                                                   22,471            24,012
     6.900% due  12/01/2020                                                    9,680             9,986
     6.340% due  03/01/2021                                                   32,063            32,078
     5.340% due  11/01/2021                                                   16,000            15,033
Small Business Investment Cos.
     7.449% due  08/01/2010                                                  120,164           127,805
     6.030% due  02/01/2012                                                   35,000            34,122
Tennessee Valley Authority
     6.375% due  06/15/2005                                                      300               314
     5.625% due  01/18/2011                                                    1,000               968
     0.000% due  04/15/2042                                                    6,055             2,939
                                                                                           -----------
Total U.S. Government Agencies                                                                 455,858
                                                                                           ===========
(Cost $ 451,637)
U.S. TREASURY OBLIGATIONS 4.6%

Treasury Inflation Protected Securities (i)
     3.625%   due 07/15/2002 (b)                                             105,043           106,832
     3.375%   due 01/15/2007 (b)                                             313,526           320,042
     3.625%   due 01/15/2008                                                 205,066           210,513
     3.875%   due 01/15/2009                                                 171,580           178,229
     3.625%   due 04/15/2028                                                 126,932           129,292
     3.875%   due 04/15/2029                                                  75,212            79,936
U.S. Treasury Bonds
     10.750%  due 08/15/2005                                                      50                60
     9.375%   due 02/15/2006                                                      50                58
     12.000%  due 08/15/2013                                                 295,200           400,642
     7.250%   due 05/15/2016                                                      75                84
     8.125%   due 08/15/2019                                                 200,775           245,895
     8.125%   due 08/15/2021                                                     900             1,113
     6.250%   due 08/15/2023                                                 117,210           120,067
     6.000%   due 02/15/2026                                                 210,377           209,399
     6.625%   due 02/15/2027                                                  10,645            11,447
     5.250%   due 11/15/2028                                                 409,150           368,411
     5.375%   due 02/15/2031                                                  23,000            21,600
U.S. Treasury Notes
     7.500%   due 05/15/2002                                                      50                50
     6.625%   due 05/31/2002                                                   1,000             1,008
     6.375%   due 08/15/2002                                                     320               325
     6.250%   due 08/31/2002                                                     750               763
     5.750%   due 10/31/2002                                                   2,000             2,041
     4.250%   due 05/31/2003                                                      50                51
     5.500%   due 05/31/2003                                                      25                26
     5.250%   due 08/15/2003                                                     120               123
     5.750%   due 08/15/2003                                                      50                52
     7.250%   due 05/15/2004                                                     210               225
     6.000%   due 08/15/2004                                                     860               900
     7.875%   due 11/15/2004                                                      50                55
     7.500%   due 02/15/2005                                                     160               174
     6.500%   due 08/15/2005                                                     200               213
     5.875%   due 11/15/2005                                                      50                52
     5.625%   due 02/15/2006                                                      60                62
     7.000%   due 07/15/2006                                                   2,600             2,820
     6.500%   due 10/15/2006                                                   2,275             2,425
     3.500%   due 11/15/2006                                                   3,585             3,392
     6.625%   due 05/15/2007                                                      50                54
     6.125%   due 08/15/2007                                                      75                79
     5.500%   due 02/15/2008                                                     205               209
     5.625%   due 05/15/2008                                                      55                56
     4.750%   due 11/15/2008                                                      75                73
     5.500%   due 05/15/2009                                                     100               101
     6.000%   due 08/15/2009                                                     450               468
     6.500%   due 02/15/2010                                                   1,050             1,125
     5.750%   due 08/15/2010                                                     150               153
     5.000%   due 02/15/2011                                                      50                48
     5.000%   due 08/15/2011                                                      50                48
U.S. Treasury Strips
     0.000%   due 05/15/2008                                                     750               542
     0.000%   due 02/15/2012                                                     375               211

114 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount        Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
     0.000% due 05/15/2014                          $  9,225    $    4,446
     0.000% due 08/15/2017                             7,850         3,029
     0.000% due 05/15/2018                             1,000           367
     0.000% due 11/15/2021                               200            59
                                                                ----------
Total U.S. Treasury Obligations                                  2,429,445
                                                                ==========
(Cost $2,509,967)

 MORTGAGE-BACKED SECURITIES 66.3%

Collateralized Mortgage Obligations 22.2%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                             3,765         3,773
     6.750% due 11/25/2028                               600           585
     6.500% due 06/25/2029                             7,093         6,937
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                             3,047         3,053
    12.500% due 04/01/2015                               194           196
     7.248% due 11/25/2038                            60,736        62,606
Amresco Commercial Mortgage Funding I
     7.180% due 06/17/2029                                55            58
Aurora Loan Services
     2.600% due 05/25/2030  (d)                       20,627        20,727
Bank of America Funding Corp.
     6.750% due 11/20/2032                            17,000        17,157
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                             9,287         9,193
     6.250% due 08/25/2028                            25,000        24,047
     6.500% due 05/25/2029                            35,028        34,146
     7.250% due 10/25/2029                            11,420        11,271
     7.500% due 01/25/2031                             4,763         4,761
     7.500% due 02/25/2031                             1,544         1,576
     7.000% due 03/25/2032                            53,400        53,332
Bear Stearns Adjustable Rate Mortgage Trust
     6.212% due 11/25/2030  (d)                       88,369        89,740
     7.465% due 12/25/2030  (d)                       32,519        32,978
     7.490% due 12/25/2030  (d)                       40,828        41,277
     7.001% due 02/25/2031  (d)                       15,962        16,064
     6.912% due 02/25/2031  (d)                       11,590        11,642
     6.952% due 06/25/2031  (d)                       34,804        34,846
     6.688% due 09/25/2031  (d)                       35,346        35,541
     6.552% due 10/25/2031  (d)                       12,607        12,604
     6.709% due 11/25/2031  (d)                       21,793        21,844
     6.823% due 11/25/2031  (d)                       24,387        24,675
     6.147% due 12/25/2031  (d)                      147,235       146,650
     6.295% due 12/25/2031  (d)                      233,602       232,597
     6.195% due 12/25/2031  (d)                      206,146       205,265
     6.184% due 12/25/2031  (d)                          891           895
     6.759% due 01/25/2032  (d)                       37,416        37,508
     6.299% due 01/25/2032  (d)                      465,088       464,968
     6.401% due 02/25/2032  (d)                      102,427       102,081
Bear Stearns Commercial Mortgage Securities, Inc.
     5.910% due 05/14/2008                               118           120
     5.060% due 12/15/2010                            32,658        31,446
     7.000% due 05/20/2030                            45,308        46,650
Bear Stearns Mortgage Securities, Inc.
     2.600% due 10/25/2023  (d)                        1,981         2,100
    10.000% due 08/25/2024                               507           515
     7.000% due 03/25/2027                             6,976         7,108
     7.750% due 06/25/2027                               268           277
     8.125% due 09/25/2027                             1,529         1,563
     7.000% due 02/25/2028                            10,000        10,271
     6.390% due 06/25/2030  (d)                        4,131         4,081
Capco America Securitization Corp.
     5.860% due 12/15/2007                                41            41
CDC Depositor Trust I
     2.330% due 01/15/2003  (d)                        3,783         3,783
Cendant Mortgage Corp.
     6.506% due 11/18/2028  (d)                        6,560         5,914
     6.501% due 11/18/2028  (d)                       13,077        12,643
     2.550% due 08/25/2030  (d)                          894           897
Chase Commercial Mortgage Securities Corp.
     7.631% due 07/15/2032                               275           294
Chase Mortgage Finance Corp.
     7.000% due 08/25/2024                             1,847         1,871
     6.750% due 03/25/2025                            12,665        11,816
     7.365% due 04/25/2025 (d)                           113           113
     6.500% due 06/25/2028                               375           380
     6.750% due 10/25/2028                            39,000        39,044
     6.350% due 07/25/2029                            41,868        42,829
     7.750% due 08/25/2030                            10,734        11,186
Chemical Mortgage Securities, Inc.
     7.250% due 01/25/2026                             8,874         9,147
Citicorp Mortgage Securities, Inc.
     6.605% due 10/25/2022 (d)                         6,350         6,407
     6.250% due 04/25/2024                            11,796        11,014
     7.250% due 10/25/2027                            20,462        20,918
     6.750% due 09/25/2028                             9,205         9,222
     7.000% due 09/25/2030                             7,769         7,462
     7.500% due 10/25/2030                            12,453        12,927
     7.000% due 02/25/2031                            36,610        37,244
CMC Securities Corp. III
     6.750% due 05/25/2028                             5,000         4,999
CMC Securities Corp. IV
     7.250% due 11/25/2027                             9,916        10,222
Collateralized Mortgage Obligation Trust
     8.000% due 09/20/2021                             4,139         4,152
Collateralized Mortgage Securities Corp.
    11.450% due 11/01/2015 (d)                            91            92
     8.750% due 04/20/2019                               246           254
     8.800% due 04/20/2019                               173           179
COMM
     6.145% due 02/15/2008                            12,885        13,203
     2.370% due 12/16/2011 (d)                         9,000         9,009
Commercial Mortgage Acceptance Corp.
     7.030% due 05/15/2009                                75            79
Commercial Mortgage Asset Trust
     7.546% due 01/17/2010                               500           535
     6.975% due 04/17/2013                               145           149
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                             8,050         8,188
     7.000% due 10/25/2031                            14,969        14,350
Countrywide Funding Corp.
     6.625% due 02/25/2024                            33,827        33,620
     6.875% due 03/25/2024                             9,080         9,058
     6.750% due 03/25/2024                            13,562        12,854
Countrywide Home Loans
     6.500% due 07/25/2013                             5,676         5,688
     6.250% due 08/25/2014                             3,513         3,477
     6.750% due 11/25/2025                            25,567        24,931
     7.500% due 04/25/2027                             1,471         1,523
     7.500% due 06/25/2027                             7,428         7,665
     7.500% due 09/25/2027                            10,675        10,960
     7.250% due 12/25/2027                             6,224         6,257
     7.250% due 02/25/2028                            57,846        58,986
     6.750% due 06/25/2028                            15,103        14,727
     6.750% due 10/25/2028                            15,567        14,978
     6.750% due 11/25/2028                             5,000         5,001
     6.500% due 01/25/2029                            24,978        24,444
     6.500% due 03/25/2029                            21,744        21,319
     6.050% due 04/25/2029                             1,524         1,540
     7.250% due 08/25/2029                             7,200         6,775
     7.750% due 10/25/2030                            38,773        39,888
     7.500% due 01/25/2031                             1,105         1,121
     7.750% due 01/25/2031                             5,510         5,597
     6.068% due 07/19/2031 (d)                        13,016        12,878
     6.500% due 10/25/2031                            12,329        10,821
     6.050% due 10/25/2031                            10,000        10,047
Credit-Based Asset Servicing and Securitization
     2.310% due 09/25/2029 (d)                           703           706
     2.220% due 02/25/2030 (d)                        32,735        32,738
     2.107% due 01/25/2032 (d)                        50,308        50,308
Crusade Global Trust
     2.230% due 02/15/2030 (d)                        58,190        58,351
CS First Boston Mortgage Securities Corp.
     6.750% due 01/15/2008                            24,424        24,972
     7.290% due 09/15/2009                               335           355

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 115

Total Return Fund
March 31, 2002


                                               Principal
                                                  Amount       Value
                                                  (000s)       (000s)
---------------------------------------------------------------------

     6.750% due 12/27/2028                       $13,868      $12,397
     6.960% due 06/20/2029                           277          282
     7.500% due 03/25/2031                        23,890       24,593
     2.450% due 06/25/2031  (d)                   26,296       26,362
     2.500% due 06/25/2031  (d)                   41,304       41,449
     2.450% due 11/25/2031  (d)                      876          874
     6.169% due 12/25/2031                        82,728       83,095
     6.520% due 01/17/2035                            50           52
Dime Savings
     6.707% due 11/01/2018  (d)                      342          341
DLJ Commercial Mortgage Corp.
     2.120% due 05/05/2003  (d)                   26,916       26,882
     2.270% due 07/05/2008  (d)                      330          330
     2.620% due 07/05/2008  (d)                    9,667        9,715
     7.300% due 06/10/2032                           515          546
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006  (d)                    4,000        4,249
     6.445% due 08/01/2021  (d)(k)                 2,737        2,776
     8.000% due 03/25/2022                            88           88
     6.950% due 12/25/2022  (d)                      760          763
     6.836% due 03/25/2023  (d)                      132          135
     7.684% due 03/25/2024  (d)                      133          134
     7.557% due 05/25/2024  (d)                       58           59
     7.907% due 10/25/2024  (d)                      252          274
     2.400% due 06/25/2026  (d)                      949          952
     6.850% due 12/17/2027                         6,351        6,514
Drexel Burnham Lambert CMO Trust
     9.500% due 11/20/2017                           358          360
DVI Business Credit Receivable Corp. III
     2.580% due 10/15/2003  (d)                    3,850        3,863
E-Trade Bank Mortgage Backed Securities Trust
     7.174% due 09/25/2031  (d)                   57,254       57,860
Fannie Mae
     7.500% due 05/25/2005                         6,700        6,943
     7.500% due 02/25/2006                           334          338
     7.000% due 05/25/2006                           167          172
     7.500% due 05/25/2007                           431          441
     6.000% due 07/25/2007                           209          211
     6.250% due 07/25/2007                             4            4
     6.740% due 08/25/2007                           145          151
     6.270% due 09/25/2007                         3,000        3,046
     7.000% due 10/25/2007                           183          190
     6.250% due 01/25/2008                        50,000       50,785
     6.500% due 05/25/2008                           418          432
    10.500% due 08/25/2008                         5,240        5,764
     6.000% due 08/25/2008                             2            2
    13.545% due 09/25/2008  (d)                    1,606        1,528
     4.000% due 02/25/2009                            19           18
     6.000% due 02/25/2009                         1,400        1,436
     6.500% due 02/25/2009                            47           48
     6.500% due 03/25/2009                            95           98
     6.875% due 06/25/2009                            30           30
     6.500% due 08/25/2010                           470          476
     6.500% due 04/25/2013                            75           77
     8.000% due 12/25/2016                           116          124
    11.000% due 11/25/2017                           783          887
     9.250% due 04/25/2018                           107          117
     9.300% due 05/25/2018                           428          470
     9.500% due 06/25/2018                           350          386
     2.456% due 06/25/2018  (d)                        2            2
     9.500% due 11/25/2018                         1,847        1,887
     6.000% due 02/25/2019                           405          405
     6.500% due 03/25/2019                           223          225
     9.500% due 06/25/2019                           890          985
     9.300% due 08/25/2019                            44           49
     9.000% due 12/25/2019                         3,719        4,067
     7.500% due 12/25/2019                         5,996        6,253
     7.000% due 03/25/2020                           789          817
     7.000% due 04/25/2020                             8            9
     7.500% due 05/25/2020                         1,845        1,945
     5.000% due 09/25/2020                           200          203
     9.000% due 09/25/2020                         1,824        1,995
     8.000% due 12/25/2020                        22,063       22,943
     9.000% due 01/25/2021                         3,041        3,296
     8.750% due 01/25/2021                         1,920        2,006
     5.750% due 02/18/2021                           100          102
     9.000% due 03/25/2021                           299          330
     7.000% due 05/25/2021                           300          309
     6.250% due 06/25/2021                           250          251
     6.500% due 06/25/2021                         4,482        4,524
     8.000% due 07/25/2021                         8,788        9,366
     8.500% due 09/25/2021                         3,135        3,387
     7.000% due 10/25/2021                         6,335        6,543
     8.000% due 10/25/2021                         6,556        6,675
     7.000% due 11/25/2021                         7,628        7,755
     5.000% due 12/25/2021                           500          492
     4.000% due 01/25/2022                           102          102
     8.000% due 01/25/2022                         8,506        8,635
     7.750% due 01/25/2022                        13,454       14,139
     5.000% due 04/25/2022                            48           48
     7.000% due 04/25/2022                        17,241       17,914
     7.375% due 05/25/2022                        10,303       10,777
     7.500% due 05/25/2022                         2,000        2,095
     7.000% due 06/25/2022                           805          832
     8.000% due 06/25/2022                         4,352        4,669
     8.000% due 07/25/2022                        18,470       19,457
     7.500% due 07/25/2022                         1,076        1,120
     8.000% due 07/25/2022                        29,848       31,896
     7.000% due 07/25/2022                         3,726        3,850
     6.500% due 10/25/2022                         4,461        4,510
     7.800% due 10/25/2022                         1,950        2,048
     6.500% due 03/25/2023                         2,000        2,046
     7.000% due 03/25/2023                        32,266       33,448
     6.900% due 05/25/2023                           176          176
     7.000% due 06/25/2023                         3,518        3,388
     6.000% due 08/25/2023                        13,896       12,768
     6.500% due 09/18/2023                            18           18
     1.000% due 09/25/2023                            97           92
     6.750% due 09/25/2023                         4,393        4,209
     6.750% due 10/25/2023                           661          644
     6.500% due 10/25/2023                         9,440        9,114
     7.500% due 10/25/2023                             4            4
     6.500% due 12/25/2023                           171          160
     6.500% due 01/25/2024                        34,883       34,090
     5.000% due 01/25/2024                           351          349
     6.500% due 01/25/2024                         2,928        2,918
     6.500% due 02/25/2024                         5,150        5,020
     7.000% due 03/25/2024                        10,267       10,253
     7.500% due 06/20/2024                             9           10
     6.000% due 06/25/2024                           340          341
     7.000% due 06/25/2024                           140          141
     6.500% due 08/17/2024                        17,000       16,887
     6.000% due 12/25/2024                         1,100        1,118
     6.600% due 05/18/2025                           219          226
     7.500% due 11/17/2025                           289          300
     7.500% due 12/25/2025                           316          324
     7.000% due 02/15/2026                            78           81
     6.950% due 03/25/2026                            49           50
     7.000% due 07/18/2026                           270          273
     6.500% due 09/18/2026                           118          121
     7.000% due 12/18/2026                        18,110       18,153
     6.000% due 12/25/2026                           170          168
     8.500% due 02/17/2027                         1,538        1,654
     6.000% due 03/25/2027                           320          316
     5.000% due 04/18/2027                         1,000          994
     6.000% due 05/17/2027                         5,470        5,211
     7.000% due 06/18/2027                           684          697
     7.000% due 07/18/2027                           460          463
     6.500% due 07/18/2027                           190          177
     7.500% due 08/20/2027                         2,817        2,954
     7.000% due 12/20/2027                        13,736       13,791
     2.300% due 04/18/2028 (d)                     1,832        1,823
     6.500% due 06/25/2028                         4,700        4,621
     6.000% due 07/18/2028                         9,461        8,062
     6.500% due 07/18/2028                        67,412       65,970
     9.210% due 09/25/2028                        10,590       11,499
     6.500% due 10/25/2028                        40,000       39,492
     6.250% due 02/25/2029                         3,500        3,191

116 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount        Value
                                                          (000s)       (000s)
-----------------------------------------------------------------------------

     7.500% due 04/25/2029                              $    996    $   1,034
     6.000% due 04/25/2029                                11,824       10,139
     7.500% due 06/19/2030                                   239          251
     2.400% due 08/25/2030 (d)                            33,306       33,525
     2.350% due 10/18/2030 (d)                            24,121       24,244
     7.500% due 07/25/2031                                   970        1,006
     6.750% due 08/21/2031                               139,793      138,311
     6.750% due 09/21/2031                               147,274      148,312
     6.500% due 09/25/2031                                12,130       11,129
     4.210% due 09/25/2031                                13,702       13,735
     6.500% due 10/03/2031                                10,166        9,436
     6.500% due 10/25/2031                                55,332       50,425
     6.500% due 11/25/2031                                20,528       17,994
     6.000% due 11/25/2031                                36,446       30,268
     6.000% due 12/25/2031                                32,990       26,115
     6.390% due 05/25/2036                                33,747       29,837
     6.500% due 06/17/2038                                 5,000        4,697
     6.300% due 10/17/2038                                17,000       15,308
Federal Housing Administration
     7.430% due 09/01/2023                                 1,161        1,167
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                                29,600       29,794
First Commonwealth Savings & Loan Association
    10.375% due 04/01/2005                                    13           14
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                               137,995      136,345
     7.000% due 02/25/2031                                20,818       20,997
First Interstate Bancorp
     8.875% due 01/01/2009                                    99          105
     9.125% due 01/01/2009 (d)                                 6            7
First Nationwide Trust
     6.500% due 03/25/2029                                 4,400        4,366
     7.750% due 07/25/2030                                 6,651        6,860
     8.000% due 10/25/2030                                   269          286
     8.500% due 08/25/2031                                   373          398
     2.500% due 09/25/2031 (d)                             5,471        5,490
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                                   342          349
     6.750% due 08/25/2028                                 9,048        8,610
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                     6            6
Freddie Mac
     6.750% due 10/15/2003                                 5,926        5,987
     7.000% due 10/15/2003                                 1,858        1,907
     7.000% due 12/15/2003                                    50           52
    10.150% due 04/15/2006                                     3            3
     6.500% due 07/15/2006                                   495          502
     6.500% due 08/15/2006                                    41           41
     7.500% due 02/15/2007                                   456          474
     7.500% due 04/01/2007                                     8            8
     7.750% due 04/01/2007                                    10           10
     7.000% due 07/01/2007                                     1            1
     6.500% due 07/15/2007                                 1,505        1,517
     8.000% due 10/01/2007                                    29           29
     6.500% due 05/15/2008                                   527          536
    12.425% due 06/15/2008 (d)                                30           27
     6.000% due 11/15/2008                                   225          231
     6.200% due 12/15/2008                                 4,923        4,989
     8.500% due 03/01/2009                                   120          128
     6.000% due 03/15/2009                                   954          973
    11.250% due 10/01/2009                                     1            1
     7.000% due 06/01/2010                                     9            9
     7.550% due 03/15/2012                                   180          186
    11.875% due 06/15/2013                                    67           68
     8.500% due 08/15/2013                                   734          739
     8.500% due 09/15/2013                                   644          644
     6.000% due 11/15/2014                                   400          383
     6.000% due 06/15/2015                                 1,500        1,487
    10.100% due 09/01/2016                                   228          252
     7.500% due 11/15/2016                                26,191       26,956
     6.350% due 03/25/2018                                    38           38
     5.500% due 05/15/2018                                   225          229
     6.400% due 02/15/2019                                 1,498        1,502
     6.500% due 04/15/2019                                   608          615
    10.000% due 11/15/2019                                    56           59
     2.387% due 06/15/2020 (d)                                23           23
     5.750% due 08/15/2020                                   147          149
     9.000% due 09/15/2020                                    35           37
     5.000% due 10/15/2020                                   817          830
     9.500% due 11/15/2020                                 2,181        2,185
     8.900% due 11/15/2020                                 6,905        7,093
     8.750% due 12/15/2020                                   775          800
     9.000% due 12/15/2020                                 1,288        1,360
     6.250% due 12/15/2020                                   145          149
     6.000% due 12/15/2020                                   144          145
     9.000% due 12/15/2020                                   474          508
     6.250% due 01/15/2021                                    74           75
     9.500% due 01/15/2021                                 1,178        1,247
     7.000% due 02/15/2021                                    51           51
     8.000% due 04/15/2021                                    53           55
     6.500% due 05/15/2021                                    38           39
     8.500% due 06/15/2021                                15,344       16,253
     9.000% due 07/15/2021                                 1,348        1,451
     9.500% due 07/15/2021                                   280          282
     6.000% due 07/15/2021                                   135          136
     6.950% due 07/15/2021                                   290          298
     9.500% due 08/15/2021                                 1,029        1,101
     6.950% due 08/15/2021                                    90           92
     8.000% due 08/15/2021                                 4,746        4,778
     6.200% due 08/15/2021                                   358          363
     6.500% due 09/15/2021                                 3,080        3,094
     4.500% due 09/15/2021                                   173          167
     6.500% due 09/15/2021                                   568          581
     7.000% due 09/15/2021                                    75           78
     8.000% due 12/15/2021                                14,875       15,615
     6.850% due 01/15/2022                                   436          449
     7.000% due 03/15/2022                                   540          560
     8.250% due 06/15/2022                                 3,073        3,248
     7.000% due 07/15/2022                                 8,433        8,684
     6.650% due 07/15/2022                                   800          830
     8.500% due 10/15/2022                                 4,665        4,919
     6.000% due 11/15/2022                                   220          222
     7.000% due 12/15/2022                                21,000       21,873
     7.500% due 01/15/2023                                19,845       21,033
     6.500% due 02/15/2023                                 1,250        1,297
     7.500% due 05/01/2023                                   595          622
     7.500% due 07/15/2023                                   395          419
     7.000% due 07/15/2023                                   300          304
     6.500% due 07/15/2023                                   970          993
     6.500% due 08/15/2023                                 6,348        6,354
     5.840% due 10/25/2023 (d)                             7,479        7,891
     7.410% due 10/25/2023                                 1,496        1,587
     6.500% due 11/15/2023                                 6,127        5,918
     6.500% due 01/15/2024                                    35           35
     6.250% due 01/15/2024                                   100          102
     5.000% due 02/15/2024                                   116          108
     6.500% due 02/15/2024                                    10           10
     7.499% due 03/15/2024                                 7,096        7,267
     6.500% due 03/15/2024                                   353          328
     8.000% due 04/25/2024                                   515          552
     6.250% due 05/15/2024                                12,770       12,370
     6.000% due 07/17/2024                                   258          251
     8.500% due 08/01/2024                                   893          963
     7.250% due 08/15/2024                                    41           41
     8.000% due 09/15/2024                                16,250       17,303
     8.500% due 11/01/2024                                   383          413
     5.650% due 11/15/2024                                   140          142
     5.500% due 11/15/2024                                11,200       11,427
     6.000% due 02/15/2025                                 1,746        1,784
     6.500% due 05/15/2025                                   410          422
     7.000% due 09/17/2025                                    25           25
     7.000% due 03/01/2026                                    63           64
     6.500% due 03/15/2026                                   110          111
     6.000% due 08/15/2026                                 2,400        2,364
     1.977% due 09/15/2026 (d)                            22,414       22,308
     6.435% due 10/01/2026 (d)                             1,732        1,774
     6.250% due 11/15/2026                                   700          696

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 117

Total Return Fund
March 31, 2002

                                               Principal
                                                  Amount       Value
                                                  (000s)      (000s)
--------------------------------------------------------------------
   6.000% due 11/15/2026                        $    550    $    544
   7.000% due 01/01/2027                              71          73
   7.500% due 01/15/2027                          28,185      28,485
   8.000% due 02/15/2027                          38,994      41,915
   7.000% due 03/01/2027                              89          91
   7.500% due 03/17/2027                          20,000      20,930
   6.890% due 05/01/2027 (d)                         217         221
   6.000% due 06/15/2027                             160         163
   6.500% due 06/15/2027                          11,202      10,379
   7.500% due 06/20/2027                          21,891      22,934
   6.500% due 08/15/2027                          17,239      15,367
   6.500% due 09/15/2027                          73,000      72,114
   6.500% due 10/15/2027                          32,300      32,063
   6.000% due 11/15/2027                             665         655
   6.500% due 01/25/2028                           8,691       8,331
   6.250% due 03/15/2028                          10,000       9,634
   6.500% due 04/15/2028                         163,424     157,557
   6.500% due 05/15/2028                          64,577      61,621
   6.500% due 06/15/2028                          67,580      61,415
   6.500% due 06/20/2028                          25,780      23,386
   7.000% due 07/01/2028                             661         676
   6.500% due 07/15/2028                         105,632      97,137
   6.500% due 08/15/2028                         361,774     335,802
   7.000% due 11/15/2028                           9,000       9,128
   6.000% due 12/01/2028                             583         571
   6.000% due 12/15/2028                          24,142      21,447
   6.250% due 12/15/2028                           1,837       1,564
   6.500% due 12/15/2028                           7,777       6,747
   6.500% due 01/01/2029                           1,621       1,624
   6.500% due 01/15/2029                          10,411      10,141
   6.000% due 01/15/2029                           3,626       3,001
   6.000% due 02/15/2029                           4,236       3,404
   6.500% due 03/01/2029                             481         482
   6.500% due 03/15/2029                          27,127      25,549
   6.500% due 05/01/2029                             699         700
   6.500% due 06/01/2029                             268         269
   6.500% due 07/01/2029                           1,329       1,330
   7.500% due 02/01/2030                             509         528
   7.500% due 07/15/2030                           1,000       1,045
   7.500% due 08/15/2030                           2,927       2,928
   2.400% due 09/15/2030 (d)                       5,136       5,155
   7.000% due 09/15/2030                          20,098      19,697
   7.000% due 10/15/2030                          16,536      16,212
   7.500% due 10/15/2030                          30,406      31,417
   2.350% due 11/15/2030 (d)                         770         775
   5.659% due 08/15/2032 (d)                      23,963      23,207
Fund America Investors Corp. II
   6.307% due 06/25/2023 (d)                       1,601       1,620
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                              44          44
   6.500% due 09/25/2023                           1,175       1,077
   6.500% due 12/25/2023                           8,631       7,874
   6.500% due 01/25/2024                           3,895       3,494
   6.000% due 02/25/2024                           8,328       7,557
   6.500% due 03/25/2024                          62,378      62,182
   6.500% due 04/25/2024                          73,373      66,810
   7.250% due 05/25/2026                           3,160       3,199
   7.500% due 06/25/2027                           8,046       8,275
   7.500% due 07/25/2027                           4,748       4,807
   7.000% due 10/25/2027                          25,942      26,136
   7.000% due 11/25/2027                          67,843      69,810
   6.750% due 05/25/2028                          23,934      23,613
   6.650% due 05/25/2028                           4,012       4,061
   6.550% due 06/25/2028                          23,450      23,784
   6.600% due 06/25/2028                           2,532       2,559
   6.750% due 06/25/2028                          20,517      20,575
   6.750% due 10/25/2028                          12,023      12,036
   6.250% due 12/25/2028                          53,912      52,291
   6.500% due 12/25/2028                          19,500      19,215
   6.750% due 05/25/2029                          20,000      19,219
   6.500% due 05/25/2029                           9,858       9,764
   6.500% due 07/25/2029                          95,240      93,054
   6.000% due 07/25/2029                          14,603      14,675
   6.250% due 07/25/2029                         132,674     135,324
   7.000% due 09/25/2029                          12,602      12,695
GMAC Commercial Mortgage Asset Corp.
   2.201% due 07/20/2002 (d)                     $12,474     $12,474
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                             188         193
   6.806% due 04/15/2008                           1,000       1,017
   6.974% due 05/15/2008                          25,438      26,577
   8.950% due 08/20/2017                             359         387
   6.700% due 05/15/2030                          12,032      12,266
   6.570% due 09/15/2033                          42,420      43,706
GMAC Mortgage Corp. Loan Trust
   7.000% due 08/25/2029                          27,860      27,667
   7.500% due 05/25/2030                          12,000      12,527
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007                           7,200       7,131
Government Lease Trust
   4.000% due 05/18/2011                           3,000       2,421
Government National Mortgage Association
   6.250% due 06/20/2022                          14,247      14,345
   7.250% due 12/16/2023                           1,638       1,666
   7.000% due 10/20/2025                           7,000       7,173
   7.000% due 03/20/2026                             320         330
   6.000% due 03/20/2026                           1,500       1,491
   2.400% due 06/16/2026 (d)                         329         329
   7.500% due 07/16/2027                          33,469      35,069
   6.750% due 06/20/2028                          24,455      23,323
   6.500% due 06/20/2028                          34,127      31,350
   7.250% due 07/16/2028                              30          31
   6.500% due 07/20/2028                          46,928      42,974
   6.500% due 09/20/2028                          37,515      34,761
   6.500% due 01/20/2029                          30,697      27,545
   7.000% due 02/16/2029                           6,815       6,657
   6.500% due 03/20/2029                          16,259      15,869
   8.000% due 03/20/2029                           7,151       7,527
   6.000% due 05/20/2029                          11,848       9,908
   7.000% due 01/16/2030                           7,169       6,799
   2.400% due 02/16/2030 (d)                      26,285      26,430
   2.550% due 02/16/2030 (d)                      15,241      15,304
   2.500% due 02/16/2030 (d)                      27,227      27,254
   7.500% due 02/20/2030                          18,301      18,587
   2.301% due 06/20/2030 (d)                       7,468       7,476
   2.401% due 09/20/2030 (d)                       4,660       4,673
   7.500% due 09/20/2030                           5,593       5,701
   7.000% due 10/16/2030                          27,797      25,688
   2.350% due 10/16/2030 (d)                      28,011      27,997
Greenwich Capital Acceptance, Inc.
   6.916% due 01/25/2023 (d)                          88          88
GS Mortgage Securities Corp. II
   6.526% due 08/15/2011                           2,100       2,042
   6.044% due 08/15/2018                           4,601       4,448
Guardian Savings & Loan Association
   7.105% due 09/25/2018 (d)                          21          21
G-Wing Ltd.
   4.530% due 05/06/2004 (d)                       6,200       6,200
Harborview Mortgage Loan Trust
   7.470% due 08/19/2030                          14,435      14,736
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                             938         953
   7.155% due 12/25/2012                             320         327
   7.250% due 11/25/2027                           7,892       8,049
Home Savings of America
   8.464% due 08/01/2006 (d)                          21          21
   5.270% due 05/25/2027 (d)                       1,836       1,808
   6.613% due 08/20/2029 (d)                      14,299      14,277
Housing Securities, Inc.
   7.000% due 05/25/2008                             784         801
   7.000% due 05/25/2023                           6,465       6,584
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                          13,445      13,766
   7.750% due 03/25/2028                           1,825       1,863
Impac CMB Trust
   2.320% due 12/15/2030 (d)                      30,101      30,223
   2.180% due 11/25/2031 (d)                      29,862      29,874
IMPAC Secured Assets CMN Owner Trust
   2.550% due 01/25/2030 (d)                         758         759
   2.600% due 10/25/2030 (d)                       2,635       2,639

118 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                               Principal
                                                  Amount       Value
                                                  (000s)      (000s)
--------------------------------------------------------------------
Imperial CMB Trust
   6.650% due 11/25/2029                        $   526      $   535
Imperial Savings Association
   8.225% due 01/25/2017 (d)                         39           39
   8.840% due 07/25/2017 (d)                        179          179
Independent National Mortgage Corp.
   8.250% due 05/25/2010                             70           71
   6.650% due 10/25/2024                          1,135        1,146
   8.750% due 12/25/2024                              6            6
   3.506% due 07/25/2025 (d)                      2,013        2,012
Indymac Adjustable Rate Mortgage Trust
   6.569% due 08/25/2031 (d)                      9,428        9,427
   6.490% due 01/25/2032 (d)                     93,138       92,843
   6.462% due 01/25/2032 (d)                     21,862       21,673
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                           203          224
J.P. Morgan Commercial Mortgage Finance Corp.
   8.228% due 02/25/2028 (d)                      1,615        1,731
   7.069% due 09/15/2029                             46           48
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                             31           32
Lehman Large Loan Trust
   6.790% due 06/12/2004                             22           22
Long Beach Mortgage Loan Trust
   8.396% due 01/20/2017 (d)                     41,901       46,091
LTC Commercial Corp.
   7.100% due 11/28/2012                          3,044        3,101
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                         10,000       10,027
   6.350% due 06/25/2028                         22,000       22,476
   6.600% due 06/26/2028                          7,660        7,805
   6.110% due 01/25/2029                         23,900       24,518
   6.570% due 07/25/2029 (d)                     15,103       15,314
   6.580% due 07/25/2029 (d)                     55,565       58,816
Merrill Lynch Mortgage Investors, Inc.
   7.209% due 06/15/2021 (d)                        780          793
   6.439% due 06/15/2021 (d)                      1,530        1,539
   6.589% due 06/15/2021 (d)                      3,746        3,783
   6.849% due 06/15/2021 (d)                      3,514        3,653
   6.950% due 06/18/2029                         20,037       20,652
   5.650% due 12/15/2030                          6,690        6,805
   2.197% due 04/25/2031 (d)                     43,585       43,722
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                          4,275        4,401
MLCC Mortgage Investors, Inc.
   2.125% due 09/15/2026 (d)                     12,995       13,008
Morgan Stanley Capital I
   6.440% due 11/15/2002                             16           16
   5.990% due 03/15/2005                             52           53
   6.190% due 01/15/2007                         16,629       17,122
   6.160% due 04/03/2009                         11,591       11,829
   7.460% due 02/15/2020                          8,583        9,020
   2.130% due 07/25/2027 (d)                        214          213
   6.860% due 07/15/2029 (d)                        852          883
   6.220% due 06/01/2030                             62           64
   6.590% due 10/03/2030                          4,832        5,025
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                            500          534
   7.008% due 09/20/2006                         15,545       16,215
   6.001% due 11/18/2031                             63           64
Mortgage Obligation Structured Trust
   7.700% due 10/25/2018                         17,957       18,195
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                         10,000       10,002
   6.500% due 07/25/2028                         14,470       14,197
   6.750% due 08/25/2028                         20,009       19,152
   6.250% due 10/25/2028                          7,000        6,737
Nationslink Funding Corp.
   6.654% due 02/10/2006                         19,624       20,392
   2.230% due 04/10/2007 (d)                     13,959       13,985
Nomura Asset Acceptance Corp.
   7.000% due 02/19/2030                         15,585       15,375
Nomura Asset Securities Corp.
   6.590% due 03/15/2030                            335          347
   7.120% due 04/13/2036                            460          484
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                          8,406        8,653
   6.500% due 04/25/2013                         18,396       18,557
   6.500% due 06/25/2013                         10,941       11,042
   7.500% due 03/25/2027                         28,101       28,906
   6.750% due 09/25/2027                            797          810
   6.750% due 05/25/2028                         40,707       41,434
   6.750% due 07/25/2028                         12,657       12,403
   6.250% due 08/25/2028                          1,097        1,103
   6.250% due 09/25/2028                            347          334
   6.750% due 10/25/2028                         37,871       37,855
   6.500% due 12/25/2028                         39,751       39,003
   6.500% due 01/25/2029                             35           35
   6.500% due 02/25/2029                         62,438       61,300
   5.950% due 04/25/2029                         34,998       35,557
   6.500% due 04/25/2029                         26,751       26,218
   6.300% due 04/25/2029                          2,984        3,006
   6.200% due 04/25/2029                         77,385       78,858
   6.250% due 05/25/2029                            369          371
   6.000% due 05/25/2029                         12,855       12,957
   6.500% due 06/25/2029                         46,178       45,125
   6.750% due 08/25/2029                             28           28
   6.500% due 10/25/2029                          1,947        1,903
   7.000% due 11/25/2029                         14,629       14,764
   7.250% due 02/25/2030                         19,756       20,247
Norwest Integrated Structured Assets, Inc.
   7.000% due 09/25/2029                          3,832       3,862
Paine Webber Mortgage Acceptance Corp.
   6.000% due 04/25/2009                         11,667      11,844
Patten Mortgage
   7.250% due 08/01/2011 (d)                        289         292
PHH Mortgage Services Corp.
   7.177% due 11/18/2027 (d)                        934         953
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                          2,846       2,902
   7.000% due 10/25/2027                         21,298      21,706
   6.750% due 12/25/2027                          7,230       6,847
   7.000% due 02/25/2028                         25,093      25,570
   6.976% due 02/25/2028                          9,274       9,218
   6.625% due 03/25/2028                            200         202
   7.000% due 05/25/2028                          2,598       2,659
   6.550% due 07/25/2028                         12,929      13,051
   6.750% due 07/25/2028                          3,525       3,534
   6.750% due 09/25/2028                          3,996       4,004
   6.750% due 10/25/2028                         26,027      26,009
   6.750% due 12/25/2028                         21,709      21,613
   6.250% due 01/25/2029                          9,259       8,907
   6.500% due 01/25/2029                          1,705       1,695
   6.300% due 03/25/2029                          9,955       9,596
   6.300% due 06/25/2029                         30,400      31,031
   6.200% due 06/25/2029                         30,959      31,539
   6.500% due 06/25/2029                         48,552      47,354
   6.200% due 06/25/2029                          5,649       5,756
   7.000% due 06/25/2030                         11,303      11,351
   7.750% due 07/25/2030                          3,374       3,372
   2.300% due 12/25/2030 (d)                     12,604      12,623
   7.500% due 02/25/2031                         34,039      35,017
   7.500% due 05/25/2040 (d)                      1,171       1,200
PNC Mortgage Trust
   8.250% due 03/25/2030                         28,343      29,528
Prudential Home Mortgage Securities
   7.400% due 11/25/2007                          1,202       1,237
   7.000% due 01/25/2008                         19,754      19,835
   6.750% due 07/25/2008                            467         473
   6.950% due 11/25/2022                            222         218
   7.000% due 07/25/2023                          2,201       2,222
   6.750% due 10/25/2023                         10,632      10,343
   5.900% due 12/25/2023                          1,289       1,304
   6.500% due 01/25/2024                          1,646       1,542
   6.800% due 05/25/2024                         12,145      11,124
   6.450% due 11/25/2025                          5,264       4,939
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                         10,446      10,634

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 119

Total Return Fund
March 31, 2002

                                               Principal
                                                  Amount       Value
                                                  (000s)      (000s)
--------------------------------------------------------------------
Prudential-Bache Trust
   8.400% due 03/20/2021                        $ 3,851     $ 4,045
PSB Financial Corp. II
   11.050% due 12/01/2015                           294         298
Regal Trust IV
   4.323% due 09/29/2031 (d)                      7,191       7,114
Resecuritization Mortgage Trust
   2.100% due 04/26/2021 (d)                         13          13
   6.750% due 06/19/2028                         17,876      17,778
   6.500% due 04/19/2029                          2,864       2,940
Residential Accredit Loans, Inc.
   7.500% due 08/25/2027                         11,163      11,484
   7.000% due 02/25/2028                         41,115      42,371
   6.500% due 12/25/2028                            400         395
   6.500% due 05/25/2029                          3,000       2,954
   6.750% due 06/25/2029                            789         809
   7.000% due 07/25/2029                            207         212
   8.000% due 06/25/2030                            168         169
   8.000% due 07/25/2030                             97          99
   7.000% due 08/25/2031                          6,249       5,870
Residential Asset Securitization Trust
   7.375% due 03/25/2027                          5,012       5,146
   7.000% due 10/25/2027                         16,841      17,316
   7.000% due 01/25/2028                         20,000      20,587
   6.750% due 06/25/2028                          1,205       1,205
   6.500% due 12/25/2028                          1,250       1,235
   6.500% due 03/25/2029                         22,514      22,490
   6.750% due 03/25/2029                            290         293
   7.875% due 01/25/2030                            436         452
   8.000% due 02/25/2030                         25,163      26,109
   8.000% due 04/25/2030                          1,366       1,378
   2.600% due 09/25/2030  (d)                     7,620       7,665
Residential Funding Mortgage Securities I
   6.981% due 06/25/2008                            156         157
   7.500% due 09/25/2011                          4,448       4,556
   7.000% due 05/25/2012                            936         962
   6.500% due 12/25/2012                         16,095      16,176
   7.670% due 01/25/2020                          1,040       1,098
   7.750% due 09/25/2022                            152         152
   8.000% due 01/25/2023                          1,157       1,155
   8.000% due 02/25/2023                          3,678       3,674
   6.500% due 11/25/2023                          1,660       1,583
   7.500% due 12/25/2025                            808         831
   7.750% due 11/25/2026                          3,802       3,950
   7.500% due 04/25/2027                          2,940       3,023
   7.500% due 06/25/2027                         24,725      25,339
   7.500% due 07/25/2027                         15,549      15,745
   7.250% due 08/25/2027                          8,742       8,836
   7.250% due 10/25/2027                         24,000      24,421
   7.000% due 11/25/2027                         16,887      17,107
   6.750% due 02/25/2028                         24,572      24,758
   6.750% due 05/25/2028                         60,741      61,892
   6.750% due 06/25/2028                         60,400      58,937
   6.750% due 07/25/2028                         13,292      13,307
   6.750% due 08/25/2028                         35,000      35,045
   6.750% due 09/25/2028                         66,493      66,521
   6.500% due 10/25/2028                         52,000      51,263
   6.250% due 11/25/2028                          3,000       2,978
   6.500% due 12/25/2028                         23,400      22,989
   6.500% due 01/25/2029                         72,314      70,928
   6.500% due 03/25/2029                         27,960      27,481
   6.200% due 05/25/2029                          2,435       2,432
   6.500% due 06/25/2029                         12,492      10,484
   6.750% due 07/25/2029                         22,600      22,303
   7.000% due 10/25/2029                         25,260      25,551
   7.500% due 11/25/2029                         12,338      12,734
   7.500% due 11/25/2030                         25,885      26,120
   7.500% due 12/25/2030                          5,734       5,909
   6.316% due 06/25/2031  (d)                    33,762      33,994
Resolution Trust Corp.
   5.608% due 10/25/2021  (d)                        24          24
   8.135% due 10/25/2021  (d)                        88          88
   8.625% due 10/25/2021                             77          77
   11.060% due 0/25/2021  (d)                        41          41
   8.821% due 05/25/2022  (d)                       755         749
   3.900% due 08/25/2023  (d)                     1,141       1,136
   8.000% due 06/25/2026                            170         170
   7.101% due 10/25/2028 (d)                      2,930       2,938
   6.560% due 10/25/2028 (d)                      8,644       8,724
   6.801% due 05/25/2029 (d)                      2,197       2,218
   7.604% due 05/25/2029 (d)                      1,638       1,689
   7.141% due 05/25/2029 (d)                      1,614       1,664
RMF Commercial Mortgage Securities, Inc.
   6.751% due 01/15/2019 (d)                        235         240
Ryland Acceptance Corp.
   11.500% due 12/25/2016                            61          64
Ryland Mortgage Securities Corp.
   8.200% due 06/25/2021                             26          26
   7.004% due 08/25/2022 (d)                      1,205       1,221
   6.837% due 08/25/2029 (d)                        529         536
Saco I, Inc.
   7.997% due 07/25/2030 (d)                      2,815       2,847
   2.743% due 10/25/2030 (d)                     15,801      15,801
   2.280% due 09/25/2040 (d)                        236         236
Salomon Brothers Mortgage Securities VII
   7.235% due 11/25/2022 (d)                        232         232
   7.285% due 09/25/2023 (d)                      1,429       1,450
   6.684% due 10/25/2023 (d)                         86          86
   7.718% due 03/25/2024 (d)                        165         168
   7.879% due 07/01/2024 (d)                      2,285       2,285
   8.071% due 09/25/2024 (d)                        139         139
   8.151% due 10/25/2024 (d)                        183         185
   7.643% due 11/25/2024 (d)                        250         252
   2.180% due 09/25/2028 (d)                     16,729      16,723
   2.240% due 04/25/2029 (d)                      2,535       2,538
   2.230% due 04/25/2029 (d)                      1,204       1,207
   2.150% due 06/25/2029 (d)                     12,728      12,696
   2.300% due 09/25/2029 (d)                         77          78
   7.599% due 12/25/2030 (d)                     18,707      19,021
Santa Barbara Savings & Loan Association
   9.500% due 11/20/2018                          1,405       1,419
Saxon Mortgage Securities Corp.
   6.250% due 04/25/2009                            697         704
   7.375% due 09/25/2023                          6,372       6,441
   6.500% due 02/25/2024                            295         296
Sears Mortgage Securities
   12.000% due 02/25/2014                           416         419
   6.120% due 11/25/2021 (d)                        296         302
   7.431% due 10/25/2022 (d)                      1,131       1,210
   6.199% due 12/25/2028 (d)                        201         201
Securitized Asset Sales, Inc.
   7.499% due 06/25/2023 (d)                        164         165
   6.930% due 10/25/2023 (d)                        372         372
   6.952% due 11/26/2023 (d)                        566         565
   7.410% due 09/25/2024 (d)                      4,324       4,392
Security Pacific National Bank
   6.870% due 03/25/2018 (d)                         64          64
   6.749% due 09/25/2019 (d)                        271         276
Sequoia Mortgage Trust
   4.382% due 10/25/2024 (d)                     41,123      41,666
   6.350% due 09/25/2025 (d)                        250         251
Small Business Investment Cos.
   7.540% due 08/10/2009                         83,486      89,343
   8.017% due 02/10/2010                        101,864     111,415
   7.640% due 03/10/2010                         67,235      72,086
   7.452% due 09/01/2010                         15,424      16,371
   6.344% due 08/10/2011                          2,082       2,075
Starwood Asset Receivables Trust
   2.200% due 09/25/2022 (d)                        721         722
Starwood Commercial Mortgage Trust
   6.600% due 02/03/2009                          9,954      10,226
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                         21,552      21,713
   6.911% due 06/25/2028 (d)                     18,951      19,194
   6.250% due 11/25/2028                         14,878      14,377
   6.750% due 01/25/2029                         10,000       9,986
   6.300% due 05/25/2029                         11,092      11,170
   6.576% due 06/25/2029 (d)                     23,027      22,708
   7.250% due 07/25/2029                          6,687       6,787
   7.203% due 02/25/2030 (d)                        344         349
   6.750% due 05/02/2030                         25,000      23,570

120 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
---------------------------------------------------------------------------

Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                    $   13,262    $    12,809
Structured Asset Securities Corp.
     7.000% due 02/25/2016                            18,047         18,436
     7.500% due 07/25/2016                            37,989         38,950
     7.000% due 12/25/2027                            51,500         52,557
     7.750% due 02/25/2028                             3,940          4,082
     6.750% due 07/25/2029                               597            600
     2.500% due 11/25/2030 (d)                        15,276         15,359
     2.350% due 05/25/2031 (d)                         8,596          8,626
     6.500% due 09/25/2031 (d)                       136,225        138,020
     6.250% due 01/25/2032                           256,420        269,247
     6.320% due 02/25/2032                           186,133        186,058
Structured Mortgage Asset Residential Trust
     7.584% due 07/25/2024 (d)                           133            137
Superannuation Members Home Loans Global Fund
     2.255% due 06/15/2026 (d)                        18,490         18,524
TMA Mortgage Funding Trust
     2.230% due 01/25/2029 (d)                        21,813         21,813
Torrens Trust
     2.160% due 07/15/2031 (d)                        28,431         28,465
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/2028                             4,000          3,870
     6.800% due 01/25/2028                            15,000         15,373
United Mortgage Securities Corp.
     6.530% due 06/25/2032 (d)                        13,769         13,839
     6.964% due 09/25/2033 (d)                           765            769
Vendee Mortgage Trust
     7.750% due 05/15/2018                               134            136
     6.500% due 05/15/2020                            31,686         31,824
     6.835% due 01/15/2030 (d)                        13,917         13,894
Washington Mutual Mortgage Securities Corp.
     6.750% due 05/25/2031                               476            485
Washington Mutual, Inc.
     7.500% due 11/19/2029                               600            621
     6.601% due 10/19/2039 (d)                       109,193        108,440
     6.398% due 10/19/2039 (d)                       191,294        193,036
     6.013% due 10/19/2039 (d)                         3,000          3,009
     5.277% due 12/25/2040 (d)                        32,834         33,152
     5.855% due 01/25/2041 (d)                        67,149         67,219
Wells Fargo Mortgage-Backed Securities Trust
     7.500% due 01/25/2031                             5,422          5,523
     6.125% due 07/25/2031                            12,060         12,008
     6.675% due 10/25/2031 (d)                        33,625         33,689
     6.706% due 10/25/2031 (d)                         3,500          3,506
     6.633% due 10/25/2031 (d)                        25,414         25,507
     6.197% due 01/25/2032 (d)                        34,830         34,434
     6.251% due 01/25/2032 (d)                        78,736         77,337
Western Federal Savings & Loan Association
     6.387% due 06/25/2021 (d)                           890            907
                                                                -----------
                                                                 11,790,650
                                                                ===========
Fannie Mae 14.9%
     4.639% due 02/01/2028 (d)                           150            152
     4.778% due 09/01/2017 (d)                         2,868          2,861
     4.871% due 09/01/2024 (d)                         1,014          1,033
     4.876% due 10/01/2040 (d)                        13,771         13,963
     4.878% due 03/01/2033 (d)                           422            429
     4.881% due 10/01/2030 (d)                        17,868         18,119
     4.881% due 10/01/2040 (d)                        11,897         12,064
     5.000% due 04/01/2014                               405            392
     5.500% due 01/01/2004-04/11/2032 (d)(j)         735,216        716,233
     5.916% due 01/01/2018 (d)                           904            927
     5.937% due 12/01/2031                             5,580          5,337
     5.952% due 08/01/2027 (d)                        16,987         17,430
     6.000% due 11/01/2003-01/01/2039 (d)(j)       6,653,734      6,618,483
     6.048% due 01/01/2011                               148            152
     6.066% due 09/01/2022 (d)                           546            555
     6.090% due 12/01/2008                                48             49
     6.103% due 12/01/2023 (d)                           508            525
     6.116% due 06/01/2023 (d)                           897            915
     6.149% due 11/01/2023 (d)                           163            164
     6.161% due 09/01/2024 (d)                         1,187          1,218
     6.168% due 04/01/2027 (d)                            56             57
     6.178% due 05/01/2030 (d)                           139            144
     6.200% due 12/01/2023 (d)                           469            486
     6.210% due 08/01/2010                            50,188         50,595
     6.244% due 01/01/2024 (d)                           350            363
     6.245% due 11/01/2025 (d)                         1,063          1,099
     6.250% due 09/01/2029 (d)                           427            436
     6.255% due 09/01/2013                            64,000         63,347
     6.282% due 03/01/2025 (d)                         1,687          1,746
     6.302% due 11/01/2025 (d)                           818            843
     6.315% due 01/01/2024 (d)                           272            283
     6.343% due 02/01/2026 (d)                           292            304
     6.348% due 03/01/2026 (d)                           678            706
     6.351% due 01/01/2024 (d)                           735            763
     6.381% due 11/01/2023 (d)                           414            429
     6.384% due 09/01/2022 (d)                           586            592
     6.394% due 12/01/2023 (d)                           105            109
     6.397% due 09/01/2023 (d)                         1,421          1,468
     6.400% due 10/01/2024 (d)                           635            660
     6.420% due 12/01/2007                               150            154
     6.434% due 09/01/2025 (d)                           670            692
     6.450% due 05/01/2022 (d)                           281            283
     6.462% due 10/01/2023 (d)                           167            174
     6.500% due 04/01/2003-04/11/2032 (j)             50,002         50,156
     6.502% due 01/01/2026 (d)                           507            525
     6.516% due 07/01/2024 (d)                         2,763          2,808
     6.530% due 10/01/2013                             4,254          4,314
     6.533% due 12/01/2023 (d)                           443            456
     6.547% due 02/01/2028 (d)                           487            503
     6.550% due 01/01/2008                               931            962
     6.550% due 04/01/2027 (d)                           344            357
     6.555% due 08/01/2028                             2,209          2,154
     6.565% due 04/01/2026 (d)                           625            651
     6.583% due 10/01/2027 (d)                         2,677          2,778
     6.585% due 01/01/2024 (d)                            60             62
     6.613% due 08/01/2026 (d)                           993          1,031
     6.620% due 12/01/2027 (d)                         3,879          4,028
     6.622% due 05/01/2025 (d)                         1,590          1,622
     6.630% due 05/01/2023 (d)                           568            585
     6.645% due 11/01/2023 (d)                            84             86
     6.648% due 05/01/2026 (d)                           252            259
     6.657% due 10/01/2024 (d)                           231            236
     6.683% due 11/01/2025 (d)                         2,044          2,105
     6.730% due 11/01/2007                             1,116          1,161
     6.750% due 08/01/2003                                48             48
     6.764% due 06/01/2024 (d)                           447            457
     6.847% due 07/01/2003                                60             61
     6.896% due 07/01/2019 (d)                           462            476
     6.896% due 08/01/2023 (d)                           321            330
     6.982% due 06/01/2007                               455            480
     6.983% due 11/01/2025 (d)                           245            253
     6.987% due 05/01/2023 (d)                         1,668          1,727
     7.000% due 07/01/2003-09/01/2031 (d)(j)          53,669         55,261
     7.027% due 10/01/2023 (d)                           492            503
     7.250% due 01/01/2008                                23             24
     7.250% due 05/01/2009                                22             23
     7.250% due 01/01/2023                             8,131          8,414
     7.312% due 08/01/2027 (d)                           680            709
     7.350% due 09/01/2027 (d)                           530            552
     7.425% due 06/01/2030 (d)                        17,505         18,024
     7.430% due 01/25/2023                             1,714          1,696
     7.460% due 08/01/2029                             3,905          4,142
     7.500% due 10/01/2002-04/11/2032 (j)             18,981         19,825
     7.750% due 06/01/2009                               121            127
     7.780% due 01/01/2018                             2,210          2,451
     7.850% due 07/01/2018                             6,616          7,206
     7.920% due 03/01/2018                             2,723          3,053
     7.980% due 05/01/2030                             6,624          6,990
     8.000% due 08/01/2003-03/01/2032 (j)             94,273         99,041
     8.060% due 04/01/2030                             1,840          1,947
     8.080% due 04/01/2030                             1,007          1,066
     8.250% due 10/01/2008                               109            115
     8.250% due 07/01/2009                                40             41
     8.250% due 06/01/2013                               100            104
     8.250% due 02/01/2017                                54             59
     8.250% due 03/01/2030                             1,759          1,955

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 121

Total Return Fund
March 31, 2002

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
---------------------------------------------------------------------------
     8.490% due 06/01/2025                          $    979     $    1,060
     8.500% due 11/01/2004-10/01/2031 (j)             68,677         73,200
     9.000% due 10/01/2004-12/01/2027 (j)              5,587          6,114
     9.500% due 12/01/2006-07/01/2026 (j)              6,165          6,724
     9.750% due 11/01/2008                                27             29
     10.000% due 09/01/2003-05/01/2022 (j)             1,170          1,288
     10.500% due 11/01/2013-04/01/2022 (j)               387            426
     10.750% due 03/01/2014                               13             14
     11.000% due 11/01/2013-11/01/2020 (j)               177            195
     11.500% due 08/20/2016-11/01/2019 (j)                56             63
     12.000% due 05/01/2016                                6              6
     12.500% due 10/01/2015                               22             25
     13.250% due 09/01/2011                                9             11
     14.500% due 06/01/2012-01/01/2013 (j)                 6              7
     14.750% due 08/01/2012                              125            149
     15.000% due 10/01/2012                              210            251
     15.500% due 10/01/2012-12/01/2012 (j)                12             15
     15.750% due 12/01/2011-08/01/2012 (j)                81             97
     16.000% due 09/01/2012                               75             91
                                                                 ----------
                                                                  7,940,498
                                                                 ==========
Federal Housing Administration 0.8%
     6.000% due 03/20/2028                             3,814          3,700
     6.500% due 03/31/2032                               147            144
     6.755% due 03/01/2041                            16,121         15,276
     6.780% due 07/25/2040                             7,596          7,498
     6.790% due 05/01/2039                            10,747          9,524
     6.830% due 12/01/2039                             3,497          3,415
     6.875% due 11/01/2015                             2,830          2,728
     6.880% due 10/01/2040-02/01/2041 (j)             21,599         20,576
     6.896% due 07/01/2020                            17,043         16,263
     6.900% due 12/01/2040                            22,724         22,646
     6.930% due 07/01/2014-01/01/2036 (j)             22,230         21,178
     6.960% due 05/01/2016                             7,480          7,219
     7.050% due 03/25/2040                             4,983          4,992
     7.110% due 05/01/2019                             4,307          4,186
     7.125% due 03/01/2034                             4,365          4,094
     7.150% due 01/25/2029                             9,454          8,889
     7.211% due 12/01/2021                             1,575          1,572
     7.250% due 06/01/2040                             8,245          8,512
     7.310% due 06/01/2041                            23,548         22,285
     7.315% due 08/01/2019                            26,627         26,249
     7.350% due 11/01/2020-11/01/2022 (j)              9,722          9,759
     7.375% due 02/01/2018-01/01/2024 (j)             15,360         15,200
     7.400% due 01/25/2020-11/01/2020 (j)              9,617          9,646
     7.430% due 12/01/2016-07/01/2025 (j)             93,736         94,088
     7.450% due 05/01/2021-10/01/2023 (j)             18,379         18,552
     7.460% due 01/01/2023                             1,765          1,782
     7.465% due 11/01/2019                            21,519         21,737
     7.500% due 03/01/2032                             3,223          3,157
     7.580% due 12/01/2040                             7,398          7,236
     7.630% due 08/01/2041                            17,719         17,346
     7.650% due 11/01/2018                               122            124
     7.780% due 11/01/2040                             7,391          7,331
     7.880% due 03/01/2041                            13,375         12,838
     7.930% due 05/01/2016                             1,811          1,827
     8.250% due 10/29/2023-01/01/2041 (j)              9,385          9,527
     8.375% due 02/01/2012                               352            352
                                                                 ----------
                                                                    441,448
                                                                 ==========
Freddie Mac 0.8%
     2.300% due 06/15/2031                            18,546         18,599
     4.924% due 07/01/2025 (d)                         4,080          4,171
     5.000% due 12/15/2020                                59             60
     5.275% due 11/01/2026 (d)                         3,460          3,558
     5.500% due 10/01/2008-01/01/2014 (j)              1,274          1,273
     5.625% due 06/01/2017 (d)                            13             13
     6.000% due 01/01/2011-01/01/2029 (j)            228,487        228,127
     6.245% due 12/01/2026 (d)                         3,636          3,732
     6.250% due 04/01/2017-01/01/2019 (d)(j)              27             27
     6.337% due 12/01/2022 (d)                           177            182
     6.365% due 11/01/2023 (d)                            65             66
     6.370% due 10/01/2023 (d)                           440            452
     6.381% due 10/01/2023 (d)                           928            953
     6.391% due 04/01/2024 (d)                         4,057          4,168
     6.399% due 09/01/2023 (d)                           832            855
     6.422% due 06/01/2024 (d)                           975          1,002
     6.437% due 07/01/2022 (d)                           371            379
     6.458% due 06/01/2024 (d)                         2,189          2,249
     6.462% due 06/01/2022 (d)                           266            270
     6.463% due 01/01/2024 (d)                           237            244
     6.469% due 07/01/2023 (d)                         1,002          1,023
     6.481% due 10/01/2023 (d)                            76             77
     6.485% due 04/01/2029 (d)                           690            711
     6.493% due 07/01/2023 (d)                           345            353
     6.496% due 08/01/2023 (d)                           447            457
     6.500% due 11/01/2002-01/01/2032 (j)             10,665         10,884
     6.506% due 08/01/2023-07/01/2024 (d)(j)           6,335          6,516
     6.545% due 08/01/2024 (d)                           165            168
     6.548% due 08/01/2023 (d)                             5              5
     6.559% due 05/01/2023 (d)                           775            786
     6.574% due 09/01/2023 (d)                         1,304          1,326
     6.610% due 01/01/2024 (d)                           207            213
     6.621% due 09/01/2023 (d)                           822            833
     6.651% due 08/01/2023 (d)                         3,165          3,216
     6.654% due 12/01/2023 (d)                           499            512
     6.670% due 10/01/2023 (d)                           747            763
     6.680% due 08/01/2023 (d)                           205            209
     6.692% due 04/01/2023 (d)                           171            173
     6.717% due 09/01/2023 (d)                         5,282          5,380
     6.755% due 11/01/2028 (d)                        12,779         12,992
     6.775% due 11/01/2003                                 9              9
     6.776% due 06/01/2022 (d)                           692            703
     6.875% due 09/01/2018 (d)                           391            400
     6.880% due 05/01/2023 (d)                           554            562
     6.900% due 11/01/2023 (d)                           162            165
     6.928% due 10/01/2023 (d)                           693            707
     6.932% due 05/01/2023 (d)                           462            470
     6.980% due 11/01/2023 (d)                            37             38
     7.000% due 10/01/2002-01/01/2032 (d)(j)          37,705         38,449
     7.250% due 11/01/2008                                90             93
     7.274% due 09/01/2027 (d)                         1,377          1,418
     7.400% due 02/01/2021                             3,405          3,424
     7.500% due 09/01/2003-02/01/2031 (j)              9,441          9,782
     7.645% due 05/01/2025                             2,634          2,746
     7.804% due 07/01/2030 (d)                        41,769         43,074
     8.000% due 04/01/2002-03/01/2030 (j)              3,974          4,168
     8.250% due 12/01/2002-12/01/2009 (j)                166            172
     8.500% due 12/01/2002-06/01/2030 (j)              2,863          3,070
     8.750% due 01/01/2007-12/01/2010 (j)                 32             33
     9.000% due 07/01/2004-07/01/2030 (j)                627            673
     9.250% due 06/01/2009-11/01/2013 (j)                 57             62
     9.500% due 06/01/2002-12/01/2022 (j)              1,058          1,155
     9.750% due 11/01/2004-05/01/2009 (j)                 27             30
     10.000% due 11/01/2002-03/01/2021 (j)               596            636
     10.250% due 04/01/2009-05/01/2009 (j)               732            798
     10.500% due 10/01/2017-01/01/2021 (j)               251            282
     10.750% due 09/01/2009-12/01/2015 (d)(j)            257            281
     11.000% due 11/01/2009-05/01/2020 (j)               418            469
     11.250% due 10/01/2009-09/01/2015 (j)                15             17
     11.500% due 01/01/2018                               46             51
     12.500% due 12/01/2012                               12             14
     13.250% due 10/01/2013                               76             88
     14.000% due 04/01/2016                               15             18
     15.500% due 08/01/2011-11/01/2011 (j)                10             13
     16.250% due 05/01/2011                                1              2
                                                                 ----------
                                                                    431,049
                                                                 ==========
Government National Mortgage Association 27.6%
     5.500% due 05/20/2028-08/15/2031 (d)(j)          87,780         87,709
     5.650% due 10/15/2012                                10             10
     5.875% due 02/20/2016 (d)                           148            149
     6.000% due 10/15/2008-04/18/2032 (d)(j)       3,246,757      3,168,711
     6.250% due 03/20/2030 (d)                           606            613
     6.375% due 05/20/2017-05/20/2028 (d)(j)         416,804        425,830
     6.500% due 10/15/2008-09/15/2040 (d)(j)       9,361,797      9,328,345
     6.625% due 12/20/2015-01/15/2040 (d)(j)         203,028        208,141
     6.670% due 08/15/2040                               954            949
     6.750% due 07/15/2002-07/15/2031 (d)(j)         248,830        254,167
     6.800% due 05/15/2040                             2,974          2,985
     6.820% due 04/15/2040                            16,848         16,955
     6.875% due 04/20/2023-02/15/2040 (d)(j)           1,158          1,174
     7.000% due 10/15/2003-01/03/2041 (d)(j)         933,275        952,218

122 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
---------------------------------------------------------------------------

     7.250% due 08/20/2027 (d)                     $      18    $        18
     7.500% due 01/15/2003-01/15/2041 (j)             29,271         30,322
     7.625% due 11/20/2024 (d)                         1,673          1,718
     7.700% due 06/15/2031                             6,728          6,961
     7.750% due 06/15/2002-07/20/2025 (d)(j)           1,981          2,006
     8.000% due 08/15/2005-04/18/2032 (j)            173,137        181,959
     8.125% due 05/15/2041                             3,667          3,816
     8.250% due 07/15/2002-05/15/2022 (j)                902            968
     8.500% due 03/20/2006-01/15/2031 (j)              9,719         10,395
     8.750% due 03/15/2007-07/15/2007 (j)                 74             79
     9.000% due 09/15/2003-07/20/2022 (j)              4,277          4,696
     9.250% due 07/15/2003-12/20/2016 (j)                 88             93
     9.500% due 12/15/2003-07/15/2025 (j)              4,154          4,596
     9.750% due 09/15/2002-07/15/2004 (j)                 30             31
    10.000% due 08/20/2004-02/15/2025 (j)              3,639          4,055
    10.250% due 02/20/2019                                22             24
    10.500% due 06/15/2004-09/15/2021 (j)                438            494
    11.000% due 05/15/2004-04/20/2019 (j)                224            249
    11.250% due 12/20/2015                                28             32
    11.500% due 10/15/2010-10/15/2015 (j)                 77             87
    12.000% due 11/15/2012-05/15/2016 (j)                386            441
    12.500% due 01/15/2011                                 1              1
    13.000% due 12/15/2012                                13             15
    13.250% due 10/20/2014                                19             22
    13.500% due 10/15/2012-09/15/2014 (j)                 66             78
    15.000% due 08/15/2011-11/15/2012 (j)                154            183
    16.000% due 10/15/2011-05/15/2012 (j)                124            147
    17.000% due 11/15/2011-12/15/2011 (j)                 53             64
                                                                -----------
                                                                 14,701,506
                                                                ===========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                57              1
     7.500% due 08/25/2024                               441             21
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                98              0
Fannie Mae (IO)
     6.500% due 05/25/2005                               355             27
     6.500% due 02/25/2007                               201              2
     6.500% due 07/25/2007                                10              0
     6.500% due 09/25/2007                               342              7
     6.500% due 10/25/2007                                80              1
     6.500% due 09/25/2008                               547             48
     0.950% due 03/25/2009 (d)                        18,341            372
     6.500% due 07/25/2018                               141              2
     6.500% due 03/25/2020                                30              1
     6.500% due 08/25/2020                             1,008             29
     7.500% due 04/25/2021                               943             82
   903.213% due 08/25/2021                                 3             56
     0.950% due 11/25/2021 (d)                        12,813            205
  1000.000% due 04/25/2022                                 2             44
     6.500% due 10/25/2022                                50              4
     6.500% due 01/25/2023                             2,586            349
     6.694% due 02/25/2023 (d)                         7,964            604
     8.000% due 08/18/2027                               151             34
Fannie Mae (PO)
     0.000% due 09/01/2007                               427            402
     0.000% due 08/25/2023                               230            189
Freddie Mac (IO)
     6.500% due 10/15/2006                                29              0
  1182.580% due 08/15/2007                                 6            111
     7.563% due 09/15/2007 (d)                         2,968            270
     6.000% due 10/15/2007                                70              2
     6.000% due 01/15/2008                                14              0
     6.427% due 02/15/2008 (d)                           316             24
     7.000% due 08/15/2008                             1,542            156
     6.400% due 10/15/2008                                27              3
     6.500% due 11/15/2008                               984            129
     6.500% due 10/15/2018                                 6              0
   884.500% due 01/15/2021                                 1             16
  1007.500% due 02/15/2022                                 2             41
     9.000% due 05/15/2022                                56             11
     7.000% due 04/15/2023                               541             80
     7.000% due 06/15/2023                             5,169            710
     6.500% due 09/15/2023                               151             18
     6.613% due 12/15/2023 (d)                           310              9
Government National Mortgage Association (PO)
     0.000% due 02/26/2019                               112            111
Paine Webber CMO Trust (IO)
  1359.500% due 08/01/2019                                 1             28
Prudential Home Mortgage Securities (IO)
  1007.070% due 10/25/2023                                 1             11
Vendee Mortgage Trust (IO)
     0.464% due 06/15/2023 (d)                       118,319          2,068
                                                                -----------
                                                                      6,278
                                                                -----------
Total Mortgage-Backed Securities                                 35,311,429
                                                                ===========
(Cost $35,265,163)

   ASSET-BACKED SECURITIES 3.7%

Aames Mortgage Trust
     2.260% due 06/15/2027 (d)                           404            405
     7.589% due 10/15/2029                               121            127
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                17             17
ABSC Long Beach Home Equity Loan Trust
     2.450% due 07/21/2030 (d)                           375            376
     2.110% due 08/21/2030 (d)                        34,035         34,078
Ace Securities Corp.
     2.220% due 11/25/2028 (d)                           400            401
Advanta Mortgage Loan Trust
     2.137% due 05/25/2027 (d)                           667            666
     2.300% due 08/25/2029 (d)                         1,555          1,560
     2.275% due 11/25/2029 (d)                         2,480          2,481
     8.250% due 08/25/2030                             7,954          8,423
Advanta Revolving Home Equity Loan Trust
     2.220% due 01/25/2024 (d)                        13,490         13,527
     2.150% due 02/25/2025 (d)                         7,671          7,664
Aerco Ltd.
     2.360% due 07/15/2025 (d)                        38,200         38,234
American Express Master Trust
     7.850% due 08/15/2005                               220            237
American Stores Corp.
     2.631% due 08/30/2004 (d)                        20,000         19,776
Americredit Automobile Receivable Trust
     2.350% due 09/05/2006 (d)                        30,000         30,056
Ameriquest Mortgage Securities, Inc.
     2.220% due 06/15/2030 (d)                         5,980          5,989
     2.200% due 07/15/2030 (d)                        19,346         19,371
Amresco Residential Securities Mortgage Loan Trust
     2.090% due 07/25/2027 (d)                             1              1
Arcadia Automobile Receivables Trust
     6.900% due 12/15/2003                             4,501          4,533
Argentina Funding Corp.
     2.161% due 05/20/2003 (d)                         1,667          1,670
Bank One Heloc Trust
     2.161% due 04/20/2020 (d)                        24,381         24,361
Bay View Auto Trust
     7.640% due 11/25/2010                               310            322
Bayview Financial Acquisition Trust
     2.230% due 02/25/2030 (d)                        14,884         14,893
     2.290% due 07/25/2030 (d)                        45,015         45,015
     2.240% due 11/25/2030 (d)                        74,800         75,069
     2.180% due 07/25/2031 (d)                        35,389         35,290
     2.230% due 11/25/2031 (d)                         4,639          4,636
Bayview Financial Asset Trust
     2.250% due 04/25/2031 (d)                        83,649         83,584
Bear Stearns Asset Backed Securities, Inc.
     2.300% due 10/25/2032 (d)                        34,004         34,119
Brazos Student Loan Finance Co.
     2.820% due 06/01/2023 (d)                        55,700         55,759
     2.140% due 12/01/2025 (d)                        28,460         28,363
Capital Asset Research Funding LP
     6.400% due 12/15/2004                               149            150
     5.905% due 12/15/2005                               517            515
Champion Home Equity Loan Trust
     2.160% due 03/25/2029 (d)                         2,562          2,559
     2.300% due 09/25/2029 (d)                        13,121         13,129

       See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 123

Total Return Fund
March 31, 2002

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Charming Shoppes Master Trust
   2.350% due 08/15/2008 (d)                        $    250    $      252
Chase Credit Card Master Trust
   6.660% due 01/15/2007                               1,390         1,461
Chase Funding Mortgage Loan Asset-Backed
 Certificates
   2.120% due 10/25/2030 (d)                          32,769        32,665
Cityscape Home Equity Loan Trust
   7.650% due 09/25/2025                                 180           188
Community Program Loan Trust
   4.500% due 10/01/2018                              21,386        20,026
   4.500% due 04/01/2029                              26,000        19,970
Compucredit Credit Card Master Trust
   2.120% due 03/15/2007 (d)                          32,000        32,015
Conseco Finance
   7.890% due 07/15/2018                               2,000         2,055
   7.800% due 05/15/2020                                 175           186
   2.270% due 10/15/2031 (d)                          13,651        13,700
Conseco Finance Home Loan Trust
   8.080% due 02/15/2022                              20,300        20,988
Conseco Finance Securitizations Corp.
   7.180% due 05/01/2032                               3,798         3,815
   7.970% due 05/01/2032                               8,300         8,584
   8.310% due 05/01/2032                              23,300        24,170
Contimortgage Home Equity Loan Trust
   6.770% due 01/25/2018                               2,265         2,264
   6.990% due 03/15/2021                                 143           146
   6.930% due 11/25/2022                              36,800        37,419
   7.220% due 01/15/2028                                  80            82
   2.110% due 08/15/2028 (d)                             443           444
Cross Country Master Credit Card Trust II
   2.400% due 06/15/2006 (d)                           4,600         4,628
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                               6,960         7,001
   2.250% due 08/25/2031 (d)                           3,593         3,601
Delta Funding Home Equity Loan Trust
   2.310% due 09/15/2029 (d)                           6,006         6,027
   2.220% due 06/15/2030 (d)                          19,463        19,505
Denver Arena Trust
   6.940% due 11/15/2019                               2,696         2,645
Discover Card Master Trust I
   6.850% due 07/17/2007                                 960         1,013
   2.275% due 10/16/2013 (d)                             400           406
Duck Auto Grantor Trust
   7.260% due 05/15/2005                              10,831        10,871
Embarcadero Aircraft Securitization Trust
   2.380% due 08/15/2025 (d)                          14,400        12,960
EQCC Home Equity Loan Trust
   7.800% due 12/15/2010                                  23            23
   2.060% due 10/15/2027 (d)                             481           480
   7.448% due 08/25/2030                                 150           158
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                  51            52
First Alliance Mortgage Loan Trust
   2.500% due 01/25/2025 (d)                             339           340
   2.281% due 03/20/2031 (d)                          16,214        16,238
Firstcity Auto Receivables Trust
   7.400% due 12/15/2005                               1,445         1,489
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                  20            19
   6.200% due 09/15/2020                                  22            22
   6.500% due 09/15/2020                                 184           185
   6.830% due 09/15/2020                                 680           649
GE Capital Equipment Lease Trust
   6.850% due 05/20/2008 (d)                             156           161
GMAC Mortgage Loan Trust Corp.
   7.950% due 03/25/2030                              14,606        15,424
Green Tree Financial Corp.
   6.240% due 11/01/2016                                 151           155
   5.760% due 11/01/2018                                 145           145
   8.300% due 05/15/2026                               1,660         1,770
   6.870% due 02/01/2030                               1,611         1,574
   6.660% due 06/01/2030                               1,405         1,298
   6.480% due 12/01/2030                                  55            56
Green Tree Floorplan Receivables Master Trust
   2.250% due 11/15/2004 (d)                          56,000        56,047
Green Tree Home Improvement Loan Trust
   2.070% due 08/15/2029 (d)                             342           342
   2.550% due 11/15/2029 (d)                           1,528         1,528
Green Tree Recreational, Equipment, & Consumables
   6.715% due 02/01/2009                              32,782        32,659
   6.490% due 02/15/2018                                   8             8
   6.180% due 06/15/2019                              16,481        16,673
Greenpoint Manufactured Housing
   7.270% due 06/15/2029                                 110           110
Headlands Home Equity Loan Trust
   2.550% due 12/15/2024 (d)                             170           171
Household Consumer Loan Trust
   2.320% due 08/15/2006 (d)                          11,842        11,702
HPSC Equipment Receivables LLC
   2.200% due 11/22/2007 (d)                             719           719
IMC Home Equity Loan Trust
   7.462% due 07/25/2026 (d)                             383           393
   2.061% due 08/20/2029 (d)                              78            77
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                               1,124         1,162
Indymac Home Equity Loan Asset-Backed Trust
   2.170% due 10/25/2029 (d)                           1,653         1,661
   2.190% due 07/25/2030 (d)                           9,306         9,314
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                               3,324         3,339
Irwin Home Equity Loan Trust
   2.220% due 02/25/2012 (d)                           7,034         7,056
   2.225% due 06/25/2021 (d)                           8,301         8,328
Keystone Owner Trust
   6.840% due 12/25/2018                                 662           677
Long Beach Auto Receivables Trust
   6.940% due 09/19/2007                               1,699         1,746
Long Beach Mortgage Loan Trust
   2.200% due 04/21/2031 (d)                           8,172         8,179
Marriott Vacation Club Owner Trust
   2.251% due 09/20/2017 (d)                          56,704        56,330
Merit Securities Corp.
   6.160% due 07/28/2033                                  96            96
   7.880% due 12/28/2033                              34,400        36,006
Mesa Trust Asset Backed Certificates
   2.150% due 05/15/2033 (d)                           5,324         5,324
Metris Master Trust
   2.551% due 04/20/2006 (d)                          20,000        20,029
Metropolitan Asset Funding, Inc.
   2.360% due 04/25/2029 (d)                           7,758         7,731
Mid-State Trust
   8.330% due 04/01/2030                              56,336        59,197
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                             283           284
Morgan Stanley ABS Capital, Inc.
   2.200% due 08/25/2030 (d)                          88,369        88,484
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                               8,332         8,541
Myra-United Mexican States
   2.625% due 10/20/2006 (d)                             313           304
   2.875% due 12/23/2006 (d)                              22            21
   2.552% due 12/23/2006 (d)                           1,530         1,484
   2.625% due 12/23/2006 (d)                           2,601         2,523
   2.812% due 12/23/2006 (d)                           1,058         1,026
   2.832% due 12/23/2006 (d)                             706           685
   2.875% due 12/23/2006 (d)                           4,348         4,217
   2.552% due 12/23/2006 (d)                           4,284         4,156
National Medical Care, Inc.
   2.937% due 09/30/2003 (d)                          22,169        21,906
   2.875% due 09/30/2003 (d)                           2,132         2,106
New Century Home Equity Loan Trust
   7.540% due 06/25/2029                                 129           136
Novastar Home Equity Loan
   2.175% due 04/25/2028 (d)                             690           690
NPF XII, Inc.
   2.350% due 03/01/2003 (d)                           1,517         1,513
   7.050% due 06/01/2003 (d)                          50,750        51,277
   2.520% due 11/01/2003 (d)                          46,000        46,000

124 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Oakwood Mortgage Investors, Inc.
   6.200% due 01/15/2015                            $    230    $      233
Option One Mortgage Loan Trust
   2.190% due 09/25/2030 (d)                          30,539        30,572
Provident Bank Equipment Lease Trust
   2.150% due 11/25/2011 (d)                          18,512        18,574
Provident Bank Home Equity Loan Trust
   2.150% due 06/25/2021 (d)                          17,099        17,117
Providian Gateway Master Trust
   2.120% due 03/15/2007 (d)                          28,900        28,929
   2.180% due 03/16/2009 (d)                          29,500        28,873
   2.200% due 04/15/2009 (d)                          19,000        19,053
Providian Master Trust
   6.250% due 06/15/2007                                  25            25
Residential Asset Mortgage Products, Inc.
   7.980% due 12/25/2030                              24,463        25,971
Residential Asset Securities Corp.
   7.998% due 10/25/2024 (d)                           3,125         3,153
   2.500% due 10/25/2027 (d)                           1,048         1,049
Residential Asset Securitization Trust
   6.750% due 03/25/2028                              40,000        40,006
RJR Nabisco
   7.500% due 12/31/2003                              19,948        19,948
SallieMae
   2.334% due 07/25/2004 (d)                             230           230
   2.364% due 10/25/2004 (d)                           1,633         1,633
   2.344% due 10/25/2004 (d)                           2,754         2,756
   2.394% due 10/25/2005 (d)                           8,403         8,431
   2.314% due 10/25/2005 (d)                           4,293         4,299
   2.454% due 04/25/2006 (d)                          35,271        35,326
   2.564% due 01/25/2007 (d)                             431           432
   2.604% due 10/25/2007 (d)                           6,402         6,423
   2.000% due 04/25/2011 (d)                          18,551        18,591
Salomon Brothers Mortgage Securities VII
   2.080% due 12/25/2026 (d)                              10            10
   2.320% due 11/15/2029 (d)                           9,847         9,885
   2.480% due 12/15/2029 (d)                          31,857        31,946
   2.240% due 02/25/2030 (d)                          11,713        11,736
Sand Trust
   2.130% due 08/25/2032 (d)                          13,548        13,517
Saxon Asset Securities Trust
   2.130% due 05/25/2029 (d)                           1,169         1,165
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                 479           493
Structured Product Asset Trust
   3.216% due 02/12/2003 (d)                           4,200         4,074
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                  18            18
UCFC Home Equity Loan
   6.755% due 11/15/2023                                 165           169
   8.200% due 09/15/2027                                  70            73
   6.870% due 07/15/2029                                  70            70
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                 542           543
   6.100% due 02/15/2006                                 102           104
WFS Financial Owner Trust
   6.920% due 01/20/2004                               9,841         9,945
WMC Mortgage Loan
   2.350% due 10/15/2029 (d)                          41,190        41,256
                                                                ----------
Total Asset-Backed Securities                                    1,955,266
                                                                ==========
(Cost $1,949,302)

   SOVEREIGN ISSUES 3.0%

Banco Central Del Uruguay
   6.750% due 02/19/2021                               4,500         3,848
Hydro-Quebec
   7.375% due 02/01/2003                                 150           156
   8.050% due 07/07/2024                                 800           912
   2.375% due 09/29/2049 (d)                           5,600         4,875
Kingdom of Jordan
   6.000% due 12/23/2023                               4,100         3,483
Kingdom of Spain
   7.000% due 07/19/2005                                 500           535
Kingdom of Sweden
  10.250% due 11/01/2015                                 500           622
Province of Manitoba
   7.500% due 02/22/2010                                 340           374
Province of New Brunswick
   7.125% due 10/01/2002                               1,700         1,740
Province of Newfoundland
   9.000% due 06/01/2019                                 500           608
Province of Nova Scotia
   9.375% due 07/15/2002                               1,000         1,016
Province of Ontario
   7.750% due 06/04/2002                                 200           202
   7.625% due 06/22/2004                               1,000         1,072
   7.000% due 08/04/2005                               1,000         1,068
   6.000% due 02/21/2006                               1,800         1,850
   5.500% due 10/01/2008                              12,000        11,876
Province of Quebec
   7.500% due 07/15/2002                               6,000         6,085
   8.800% due 04/15/2003                               1,100         1,168
   2.071% due 06/11/2004 (d)                          15,500        15,502
   6.500% due 01/17/2006                               2,475         2,592
   6.620% due 04/09/2026                              25,000        26,471
Republic of Brazil
   3.187% due 04/15/2006 (d)                         212,832       197,146
  11.500% due 03/12/2008                              26,400        26,466
   3.250% due 04/15/2009 (d)                           8,735         7,491
  11.000% due 01/11/2012                              28,350        26,436
   8.000% due 04/15/2014                             231,382       188,570
   8.875% due 04/15/2024                               4,000         2,840
  10.125% due 05/15/2027                              20,000        15,900
  12.250% due 03/06/2030                               8,000         7,400
  11.000% due 08/17/2040                             122,500       101,369
Republic of Bulgaria
   2.812% due 07/28/2012 (d)                           3,624         3,248
   2.813% due 07/28/2024 (d)                             320           286
Republic of Croatia
   2.875% due 07/31/2006 (d)                           2,439         2,408
   2.875% due 07/31/2010 (d)                          34,618        34,099
Republic of Egypt
   7.625% due 07/11/2006                               5,500         5,644
   8.750% due 07/11/2011                              18,500        18,038
Republic of Kazakhstan
   8.375% due 10/02/2002                               5,000         5,130
Republic of Panama
   2.990% due 05/10/2002 (d)                             494           493
   8.250% due 04/22/2008                              60,950        61,255
   9.625% due 02/08/2011                              15,000        15,525
   4.750% due 07/17/2014 (d)                          15,903        14,392
Republic of Peru
   9.125% due 02/21/2012                              27,000        26,690
   4.000% due 03/07/2017                              11,000         8,258
Republic of Poland
   6.000% due 10/27/2014                               8,910         8,922
   3.750% due 10/27/2024                              55,540        39,989
Republic of South Africa
   9.125% due 05/19/2009                              76,425        82,003
State of Israel
   6.200% due 06/14/2003                                  25            25
State of Qatar
   3.110% due 02/18/2004 (d)                           4,734         4,663
United Mexican States
   0.000% due 06/30/2003 (d)                          86,989           461
   5.625% due 04/07/2004 (d)                          14,436        14,808
   8.500% due 02/01/2006                               4,681         5,040
  10.375% due 02/17/2009                                  42            49
   9.875% due 02/01/2010                              23,800        26,870
   8.375% due 01/14/2011                              24,193        25,354
   7.500% due 01/14/2012                              41,700        41,585
  11.375% due 09/15/2016                              39,800        49,838
   8.125% due 12/30/2019                               2,000         1,981
   6.250% due 12/31/2019                              93,510        86,852
  11.500% due 05/15/2026                               5,500         7,131
   8.300% due 08/15/2031                             330,450       328,798
                                                                ----------
   Total Sovereign Issues                                        1,579,508
                                                                ==========
(Cost $1,551,909)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 125

Total Return Fund
March 31, 2002
                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
---------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.6%

Banque Centrale De Tunisie
   7.500% due 08/06/2009                        EC     2,300    $    2,073
Commonwealth of Canada
   5.750% due 09/01/2006                        C$       120            77
   4.250% due 12/01/2026                              15,607        10,647
Commonwealth of New Zealand
   4.500% due 02/15/2016                        N$    78,000        37,165
Federal Home Loan Bank
   5.250% due 01/15/2006                        EC       165           145
Freddie Mac
   4.500% due 03/15/2004                                  70            61
   5.750% due 09/15/2010                                 165           146
Halifax Group Euro Finance
   7.627% due 12/29/2049                              14,700        13,890
KBC Funding Trust
   8.220% due 11/29/2049                              20,764        19,242
Korea Electric Power Corp.
   4.174% due 10/31/2002 (d)                          18,900         8,403
Lloyds TSB Capital
   7.375% due 02/07/2049                              26,000        24,517
Oesterreich Kontrollbank
   1.800% due 03/22/2010                        JY    12,000            96
Pfizer, Inc.
   0.800% due 03/18/2008                              16,000           121
Royal Bank of Scotland Group PLC
   6.770% due 03/31/2049                        EC   107,300        96,718
United Kingdom Gilt
   5.000% due 03/07/2012                        BP        50            70
United Mexican States
   3.100% due 04/24/2002                        JY 2,542,000        19,177
   8.750% due 05/30/2002                        BP    23,000        32,908
  10.375% due 01/29/2003                        EC       200            93
   7.000% due 06/02/2003                        C$    30,200        18,991
   6.872% due 04/07/2004 (d)                    EC    18,181        16,471
   6.750% due 06/06/2006                        JY 2,000,000        17,729
   7.500% due 03/08/2010                        EC     5,000         4,476
                                                                  --------
Total Foreign Currency-Denominated Issues                          323,216
                                                                  ========
(Cost $351,241)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 95.500 Exp. 06/17/2002               $61,222,000           383
   Strike @ 93.750 Exp. 06/17/2002                21,387,000           134
   Strike @ 92.750 Exp. 06/17/2002                 4,215,000            53
   Strike @ 92.250 Exp. 06/17/2002                22,000,000           275
Harborview Mortgage Loan Trust
   7.470% due 08/19/2030
   Strike @ 100.000 Exp. 05/01/2005               22,975,000             0
PNC Mortgage Securities (OTC)
   7.470% due 05/25/2040
   Strike @ 100.000 Exp. 04/01/2005                6,200,000             0
                                                                  --------
Total Purchased Put Options                                            845
                                                                  ========
(Cost $2,744)

   PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
   5.750% due 11/15/2005
   Strike @ 93.828 Exp. 05/01/2002                 3,300,000           321
                                                                  --------
Total Purchased Put Options                                            321
                                                                  ========
(Cost $387)

   CONVERTIBLE BONDS & NOTES 0.0%

Banking & Finance 0.0%
Verizon Global Funding
   5.750% due 04/01/2003                           1,500,000         1,519
                                                                  --------
Industrial 0.0%
Enron Corp.
   0.000% due 02/07/2021 (e)                      17,999,000         1,620
                                                                  --------

                                                                     Value
                                                      Shares        (000s)
--------------------------------------------------------------------------
Utilities 0.0%
Cox Communications, Inc.
   0.425% due 04/19/2020                          25,000,000      $ 10,563
                                                                  --------
Total Convertible Bonds & Notes                                     13,702
                                                                  ========
(Cost $27,268)

   PREFERRED SECURITY 0.9%

DG Funding Trust
    4.159% due 12/29/2049 (d)                         35,250       363,075
Royal Bank of Scotland Group PLC
    0.000% due 12/01/2003                             87,000        97,375
UBS Preferred Funding Trust I
    8.622% due 10/29/2049                             38,900        43,099
                                                                  --------
Total Preferred Securities                                         503,549
                                                                  ========
(Cost $495,907)

   PREFERRED STOCK 0.1%

Centaur Funding Corp.
   9.080% due 04/21/2020                                 125           133
CSC Holdings, Inc.
   11.125% due 04/01/2008                             27,036         2,778
Fortis Amev NV
   3.870% due 12/31/2049 (d)                              86        12,040
   3.860% due 12/31/2049 (d)                              85        11,900
Home Ownership Funding
  13.331% due 01/31/2049                               4,125         2,966
Northern Rock PLC
   8.000% due 12/31/2049                                 260         6,604
TCI Communications, Inc.
   9.720% due 12/31/2036                             622,553        15,576
                                                                  --------
Total Preferred Stock                                               51,997
                                                                  ========
(Cost $49,857)

   SHORT-TERM INSTRUMENTS 12.6%
                                                    Principal
                                                       Amount
                                                       (000s)
Commercial Paper 12.0%
AT&T Corp.
   4.525% due 08/06/2002                            $214,900       214,897
   3.325% due 08/06/2002                              14,000        14,000
Becton Dickinson & Co.
   2.100% due 04/25/2002                               1,001         1,000
BP Amoco Capital PLC
   1.850% due 04/01/2002                              31,000        31,000
Canadian Wheat Board
   1.810% due 05/06/2002                                 731           730
Coca-Cola Co.
   1.750% due 04/26/2002                              11,900        11,886
Danske Corp.
   1.800% due 04/10/2002                                 200           200
Electricite De France
   1.810% due 04/18/2002                                 800           799
   1.770% due 04/26/2002                               4,100         4,095
Fannie Mae
   1.810% due 04/01/2002                               6,400         6,400
   1.760% due 04/12/2002                              20,000        19,989
   1.730% due 04/24/2002                               4,256         4,251
   1.740% due 04/24/2002                             218,900       218,657
   1.770% due 05/08/2002 (b)                           8,000         7,985
   1.750% due 05/08/2002 (b)                          28,075        28,025
   1.760% due 05/08/2002 (b)                              20            20
   1.820% due 07/03/2002                             140,445       139,732
   1.815% due 07/03/2002                             187,300       186,349
   1.750% due 07/10/2002                               2,600         2,586
   1.865% due 08/14/2002                               1,000           992
   1.880% due 08/14/2002                              76,990        76,387
   1.990% due 08/21/2002                                 700           694
   2.010% due 08/21/2002                               4,642         4,603
   1.900% due 08/21/2002                             148,315       147,080
   1.865% due 08/21/2002                              16,100        15,966
   1.865% due 08/23/2002                               3,000         2,975

126 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)           (000s)
----------------------------------------------------------------------------

    1.880% due 08/28/2002                       $   61,800      $     61,254
    1.900% due 08/28/2002                            4,600             4,559
    1.910% due 09/04/2002                           26,100            25,856
    1.915% due 09/04/2002                              500               495
    2.020% due 09/04/2002                            2,500             2,477
    2.065% due 09/04/2002                           28,900            28,630
    2.090% due 09/11/2002                           34,714            34,372
    2.035% due 09/11/2002                            2,500             2,475
    2.040% due 09/11/2002                           15,800            15,644
    2.100% due 09/18/2002                           77,300            76,497
    2.140% due 09/18/2002                            8,400             8,313
    2.160% due 09/18/2002                            5,600             5,542
    2.060% due 09/20/2002                           23,800            23,549
    2.100% due 11/29/2002                            2,000             1,967
Federal Home Loan Bank
    1.760% due 04/05/2002                            4,000             3,999
    1.760% due 04/12/2002                           13,200            13,193
    1.770% due 04/19/2002                           19,900            19,882
    1.775% due 04/24/2002                            2,550             2,547
    1.785% due 04/24/2002                            4,500             4,495
    1.790% due 04/24/2002                            1,900             1,898
    1.750% due 05/03/2002                           21,000            20,967
    1.745% due 05/08/2002 (b)                       40,565            40,492
    2.010% due 08/23/2002                              400               397
    1.900% due 08/28/2002                          167,685           166,204
    2.085% due 09/13/2002                           79,800            79,001
    2.120% due 12/02/2002                              228               224
Freddie Mac
    1.820% due 04/01/2002                           74,700            74,700
    1.820% due 04/04/2002                           18,157            18,154
    1.820% due 04/05/2002                           83,900            83,883
    1.760% due 04/09/2002                            1,600             1,599
    1.780% due 04/16/2002                            4,000             3,997
    1.790% due 04/23/2002                              500               499
    1.740% due 04/25/2002                          134,000           133,845
    1.770% due 04/30/2002 (b)                        1,300             1,298
    1.780% due 04/30/2002 (b)                        8,200             8,188
    1.785% due 04/30/2002 (b)                        7,900             7,889
    1.800% due 05/07/2002 (b)                       10,000             9,982
    1.800% due 05/14/2002 (b)                       10,000             9,979
    1.923% due 05/31/2002                            2,675             2,666
    1.750% due 06/20/2002                           63,900            63,617
    1.870% due 08/15/2002                          146,550           145,391
    1.985% due 08/15/2002                            7,600             7,540
    1.880% due 08/28/2002                            8,000             7,929
    1.865% due 08/30/2002                           19,000            18,830
    1.870% due 08/30/2002                           23,000            22,794
    2.085% due 09/12/2002                            9,700             9,604
    2.060% due 09/13/2002                           10,700            10,593
    2.060% due 09/18/2002                            1,600             1,583
Goldman Sachs Group
    1.850% due 04/01/2002                          141,000           141,000
    1.860% due 04/03/2002                           48,000            47,995
KFW International Finance, Inc.
    1.830% due 04/01/2002                           10,000            10,000
    1.750% due 04/18/2002                           24,400            24,380
    1.790% due 04/18/2002                              500               500
    1.820% due 05/09/2002                              100               100
Kraft Foods, Inc.
    1.820% due 04/26/2002                            1,146             1,145
PB Finance (Delaware), Inc.
    1.840% due 04/29/2002                           70,800            70,699
    1.750% due 04/30/2002                          200,000           199,718
    1.820% due 05/06/2002                            2,000             1,996
    1.710% due 07/17/2002                          100,000            99,404
President & Fellows Harvard Co.
    1.800% due 04/01/2002                           26,632            26,632
SBC Communications, Inc.
    1.790% due 04/15/2002                            1,500             1,499
    1.740% due 04/29/2002                           30,000            29,959
Sprint Capital Corp.
    2.740% due 04/22/2002                           36,200            36,142
    3.210% due 04/23/2002                           77,300            77,148
    2.490% due 05/07/2002                           24,700            24,638
    3.450% due 05/07/2002                           13,100            13,055
Svenska Handlesbank, Inc.
    1.820% due 05/13/2002                              600               599
TotalFinaElf SA
    1.860% due 04/02/2002                           90,060            90,055
    1.900% due 04/02/2002                          370,123           370,103
UBS Finance, Inc.
    1.850% due 04/01/2002                        2,484,100         2,484,100
    2.160% due 08/20/2002                           14,000            13,885
    1.920% due 08/21/2002                           10,100            10,016
    1.930% due 08/21/2002                            3,100             3,074
    2.160% due 08/21/2002                           12,400            12,297
    1.920% due 08/22/2002                          105,300           104,415
Verizon Global Funding
    1.780% due 04/30/2002                              300               300
    1.800% due 04/30/2002                              300               300
Wal-Mart Stores, Inc.
    1.770% due 04/02/2002                           51,770            51,767
                                                                ------------
                                                                   6,377,708
                                                                ============
Repurchase Agreements 0.3%
State Street Bank
    1.550% due 04/01/2002                           20,019            20,019
                                                                ------------
    (Dated 03/28/2002. Collateralized by U.S. Treasury
    Bonds 8.500% due 02/15/2020 valued at $20,426.
    Repurchase proceeds are $20,022.)

Credit Suisse First Boston
    1.880% due 04/01/2002                            5,300             5,300
    (Dated 03/28/2002. Collaterized by U.S. Treasury
    Bonds due 11/15/2021 valued at $5,419.
    Repurchase proceeds are $5,301.

Credit Suisse First Boston
    1.820% due 04/01/2002                          131,200           131,200
    (Dated 03/28/2002. Collaterized by U.S. Treasury
    Bonds due 11/15/2021 valued at $134,131.
    Repurchase proceeds are $131,227.
                                                                ------------
                                                                     156,519
                                                                ============
U.S. Treasury Bills 0.3%
    1.728% due 04/11/2002-09/05/2002  (b)(j)       173,170           172,901
                                                                ------------
Total Short-Term Instruments                                       6,707,128
                                                                ------------
(Cost $6,708,273)

Total Investments (a) 126.2%                                    $ 67,170,655
(Cost $67,359,581)

Written Options (c) (0.6%)                                          (307,007)
(Premiums $316,125)

Other Assets and Liabilities (Net) (25.6%)                       (13,650,622)
                                                                ------------

Net Assets 100.0%                                               $ 53,213,026
                                                                ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $67,385,199 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                  $    564,488

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (779,032)
                                                                ------------
Unrealized depreciation-net                                     $   (214,544)
                                                                ============

               See accompanying notes | 3.31.02 | PIMCO Funds Annual Report  127

Total Return Fund
March 31, 2002

--------------------------------------------------------------------------------

(b) Securities with an aggregate market value of $624,194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                    Unrealized
                                                        # of       Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                       17,370           $ (2,608)
Municipal Bond (06/2002)                               1,685                616
U.S. Treasury 5 Year Note (06/2002)                   14,752                141
U.S. Treasury 10 Year Note (06/2002)                  26,314             32,633
U.S. Treasury 30 Year Bond (06/2002)                   9,118            (21,579)
Eurodollar September Futures (09/2002)                 1,567             (1,573)
Eurodollar March Futures (03/2003)                        24                 (9)
Eurodollar June Futures (06/2003)                         24                (14)
Eurodollar September Futures (09/2003)                    24                (15)
                                                                       --------
                                                                       $  7,592
                                                                       ========
(c) Premiums received on written options:
                                                   # of
Type                                               Contracts   Premium     Value
--------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004               270,000,000  $ 11,001 $ 15,968

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004               270,000,000    11,001    5,299

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004               400,000,000    13,710   16,329

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.200 Exp. 11/02/2004                25,200,000       791      200

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.700 Exp. 11/02/2004               185,200,000     5,978    7,560

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004               135,500,000     5,468    8,013

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 6.000 Exp. 10/19/2004               135,500,000     5,468    2,659

Call - OTC Japanese Yen vs. U.S. Dollar
    Strike @ 141.500 Exp. 06/05/2002          28,443,599,000    14,344   14,493

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.935 Exp. 06/05/2002               571,894,000    35,008   37,157

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.000 Exp. 01/07/2005                76,300,000     2,888    2,704

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.500 Exp. 01/07/2005                76,300,000     1,593      898

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.500 Exp. 01/07/2005                91,600,000     2,221    1,078

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.000 Exp. 01/07/2005                91,600,000     3,092    3,245

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.930 Exp. 05/08/2002               678,240,000    42,989   39,981

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002                   61,875    37,056      387

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                   55,354    35,605      346

Put - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                    4,888     2,551      183

Put - CME Eurodollar September Futures
    Strike @ 96.500 Exp. 09/16/2002                    4,913     3,710    2,457

Put - CME Eurodollar September Futures
    Strike @ 97.250 Exp. 09/16/2002                   16,477    10,129   25,127

Put - CME Eurodollar September Futures
    Strike @ 97.000 Exp. 09/16/2002                       54        36       61

Put - CME Eurodollar September Futures
    Strike @ 96.750 Exp. 09/16/2002                    6,021     3,293    4,591

Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/16/2002                    2,027     1,836    1,926

Put - CME Eurodollar December Futures
    Strike @ 96.500 Exp. 12/16/2002                   60,481    46,274   98,281

Put - CBOT U.S. Treasury Note May Futures
    Strike @ 100.000 Exp. 05/25/2002                  39,866    20,083   18,064
                                                             ------------------
                                                             $ 316,125 $307,007
                                                             ==================

(d)  Variable rate security. The rate listed is as of March 31, 2002.

(e)  Security is in default.

(f)  Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount                              Unrealized
                              Covered by         Settlement        Appreciation/
Type         Currency           Contract              Month        Depreciation)
--------------------------------------------------------------------------------
Sell         BP                  109,406            05/2002            $   (107)
Sell         C$                   27,294            04/2002                  30
Buy          EC                1,547,546            04/2002             (16,523)
Sell                              10,460            04/2002                 114
Sell                             645,970            05/2002              (1,502)
Sell                             531,959            06/2002               3,420
Buy          JY              236,267,371            04/2002             (11,641)
Sell                         271,760,931            04/2002              26,316
Buy                           69,942,510            06/2002                 673
Sell                          43,628,994            06/2002                 (13)
Sell         N$                   56,333            04/2002              (1,261)
                                                                       --------
                                                                       $   (494)
                                                                       ========

(g)  Principal amount denoted in indicated currency:

            BP - British Pound
            C$ - Canadian Dollar
            DM - German Mark
            EC - Euro
            JY - Japanese Yen
            N$ - New Zealand Dollar

(h)  Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers, Inc.
Exp. 04/19/2005                                        $ 13,033        $  1,759

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                          35,000          (1,644)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                       EC 62,000             (49)

128 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                   JY    377,000      $      (97)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                       1,500,000            (535)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                         580,000            (148)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                   EC    243,700            (445)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                   JY 24,500,000         (16,615)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011                                      10,000,000          (2,942)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011                                      11,050,000          (3,349)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                       3,734,100          (1,147)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                         464,200          (8,014)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                          34,300            (590)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                          22,000             (32)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                       1,560,300         (18,184)

Receive a fixed rate equal to 6.000%
and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                       1,063,400          12,106

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2007                                         298,800           3,580

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                          35,300             516

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017                                   BP     77,300              48

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                          38,100              53

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017                                         336,300           2,735

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017                                   EC    660,700          (1,531)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                   BP    134,100             301

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 12/31/2004                                          50,000              27

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                          20,000             (66)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                          10,000             (89)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 129

Total Return Fund
March 31, 2002

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers, Inc.
Exp. 04/18/2003                                            $  25,000   $     26

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                               50,000         53

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                               50,000        118

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 05/09/2002                                               20,000        (75)

Receive fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 01/30/2021.

Broker: Lehman Brothers, Inc.
Exp. 06/15/2004                                               21,500       (127)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: Goldman Sachs
Exp. 06/15/2004                                              100,000       (605)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                              100,000       (489)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                               50,000        741

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the even of default of WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                              150,000     (9,426)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group SA. 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                               25,000     (1,378)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/14/2004                                               50,000       (200)

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & C0.
Exp. 07/17/2003                                               50,000        (62)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                              100,000        (92)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                               20,000        (62)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley
Exp. 08/06/2002                                               20,000       (130)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event to default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                               20,000       (153)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 08/06/2002                                               30,000       (320)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 08/15/2002                                               25,000       (288)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                               30,000       (316)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                               65,000       (112)

130 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                            $   76,500 $    (945)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                                68,500        12

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 12/17/2002                                                50,000       330

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.500% due 07/15/2006.

Broker: Morgan Stanley
Exp. 02/26/2007                                               103,300        68
                                                                      ---------
                                                                      $ (47,784)
                                                                      =========
(i) Principal amount of the security is adjusted for inflation.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Restricted security.

(l) Security becomes interest bearing at a future date.

(m) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                           Coupon
Type                          (%)    Maturity       Par        Value   Proceeds
-------------------------------------------------------------------------------
Fannie Mae                  8.000   4/11/2032    68,000   $   71,378  $  71,347
U.S. Treasury Note          4.625   5/15/2006   247,325      246,446    246,958
                                                          ---------------------
                                                          $  317,824  $ 318,305
                                                          =====================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 131

Schedule of Investments
Total Return Mortgage Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 3.6%

Freddie Mac
   5.750% due 01/15/2012                                 $   3,000    $   2,924
                                                                      ---------
Total U.S. Government Agencies                                            2,924
                                                                      =========
(Cost $3,030)

 U.S. TREASURY OBLIGATIONS 2.5%

Treasury Inflation Protected Securities (f)
   3.375% due 01/15/2012                                     2,000        2,008
                                                                      ---------
Total U.S. Treasury Obligations                                           2,008
                                                                      =========
(Cost $1,983)

 MORTGAGE-BACKED SECURITIES 108.0%

Collateralized Mortgage Obligations 20.4%
Bank Trust Mortgage
   5.700% due 12/01/2023                                       777          767
Bear Stearns Mortgage Securities, Inc.
   6.500% due 02/25/2028                                       516          521
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                       279          283
Citicorp Mortgage Securities, Inc.
   6.500% due 05/25/2030                                       295          297
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                        42           42
Countrywide Funding Corp.
   6.250% due 02/25/2009                                     1,365        1,367
Countrywide Home Loans
   6.500% due 03/25/2029                                       100           97
   7.750% due 01/25/2031                                        26           26
CS First Boston Mortgage Securities Corp.
   2.478% due 03/25/2032 (d)                                 1,000        1,000
DLJ Mortgage Acceptance Corp.
   7.000% due 06/25/2028                                       138          142
E-Trade Bank Mortgage-Backed Securities Trust
   7.119% due 09/25/2031                                     1,025        1,036
Fannie Mae
   6.900% due 08/25/2011                                       100          103
   7.750% due 08/25/2022                                        71           77
   2.875% due 04/25/2023 (d)                                    25           26
   6.750% due 09/25/2023                                        58           56
   7.000% due 09/25/2023                                        18           18
   6.500% due 09/25/2023                                       229          217
   6.500% due 10/25/2023                                       217          213
   6.500% due 12/25/2023                                       188          185
   2.300% due 04/18/2028 (d)                                    70           70
Freddie Mac
   6.000% due 06/15/2008                                       331          340
   4.500% due 03/15/2021                                        28           28
   3.500% due 12/15/2022                                        10            8
   6.500% due 12/15/2023                                        51           51
   6.500% due 03/15/2024                                       118          109
   8.000% due 06/15/2026                                        79           84
   6.500% due 05/15/2027                                        73           70
   6.000% due 10/15/2028                                        86           86
General Electric Capital Mortgage Services, Inc.
   7.000% due 01/25/2028                                       100          101
   6.750% due 06/25/2028                                       200          201
Government National Mortgage Association
   7.000% due 07/16/2026                                       193          198
   2.100% due 02/16/2032 (d)                                 4,855        4,877
Mellon Residential Funding Corp.
   6.580% due 07/25/2029 (d)                                   410          434
Norwest Asset Securities Corp.
   6.250% due 09/25/2028                                       421          405
   6.250% due 01/25/2029                                       115          113
PNC Mortgage Securities Corp.
   7.750% due 11/25/2030                                       575          578
Prudential Home Mortgage Securities
   6.750% due 09/25/2008                                       359          368
Structured Asset Securities Corp.
   2.330% due 03/25/2031 (d)                                   513          514
Superannuation Members Home
Loans Global Fund
   2.125% due 06/15/2026 (d)                                   265          266
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031                                     1,000          995
                                                                      ---------
                                                                         16,369
                                                                      =========
Fannie Mae 49.7%
   2.780% due 07/01/2008 (d)                                 4,945        4,921
   3.266% due 10/01/2011 (d)                                 2,982        2,926
   3.950% due 04/01/2007                                     1,706        1,706
   4.453% due 10/01/2011                                       992          994
   5.370% due 11/01/2018 (d)                                    29           30
   5.812% due 10/01/2028 (d)                                   301          308
   6.000% due 05/16/2017-04/11/2032 (d)(e)                  24,000       23,630
   6.511% due 08/01/2026 (d)                                   100          101
   6.920% due 05/01/2003                                       907          926
   7.000% due 04/01/2026 (d)                                    18           19
   7.009% due 05/01/2023 (d)                                   126          130
   7.340% due 07/01/2003                                       944          972
   7.500% due 04/11/2032                                     3,000        3,106
   9.000% due 01/01/2020                                       107          118
                                                                      ---------
                                                                         39,887
                                                                      =========
Federal Housing Administration 1.9%
   7.430% due 06/01/2019                                     1,509        1,519
                                                                      ---------
Freddie Mac 5.5%
   4.618% due 02/01/2018 (d)                                   122          123
   6.000% due 10/01/2024-04/11/2032 (e)                      2,126        2,063
   7.035% due 07/01/2030 (d)                                 2,068        2,109
   7.314% due 11/01/2028 (d)                                    59           60
   7.518% due 08/01/2025                                       104          107
                                                                      ---------
                                                                          4,462
                                                                      =========
Government National Mortgage Association 29.9%
   6.000% due 04/18/2032                                     6,000        5,822
   6.375% due 03/20/2016-03/20/2027 (d)(e)                     860          875
   6.500% due 10/20/2022-04/18/2032 (d)(e)                   3,997        3,983
   6.625% due 12/20/2021-11/20/2026 (d)(e)                   4,926        5,052
   6.750% due 08/20/2017-08/20/2026 (d)(e)                     578          590
   7.000% due 04/18/2032                                     7,500        7,645
   7.500% due 05/15/2027-08/15/2027 (e)                         68           73
                                                                      ---------
                                                                         24,040
                                                                      =========
Stripped Mortgage-Backed Securities 0.6%
CS First Boston Mortgage Securities Corp. (IO)
   7.000% due 08/25/2004                                     3,743          275
Fannie Mae (IO)
   6.500% due 07/25/2007                                         3            0
   6.500% due 11/25/2022                                     1,176          124
Fannie Mae (PO)
   0.000% due 07/25/2022                                       194          153
                                                                      ---------
                                                                            552
                                                                      ---------
Total Mortgage-Backed Securities                                         86,829
                                                                      =========
(Cost $86,590)

 ASSET-BACKED SECURITIES 7.3%

Asset Backed Securities Home Equity Corp.
   2.320% due 03/15/2032 (d)                                 2,836        2,847
Bayview Financial Acquisition Trust
   2.240% due 07/25/2030 (d)                                   128          128
Bear Stearns Asset Backed Securities, Inc.
   6.750% due 02/25/2032 (d)                                 1,000        1,010
Chase Funding Loan Acquisition Trust
   2.090% due 04/25/2031 (d)                                 1,401        1,393
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (d)                                   173          173
Option One Mortgage Loan Trust
   2.180% due 04/25/2030 (d)                                   347          348
                                                                      ---------
Total Asset-Backed Securities                                             5,899
                                                                      =========
(Cost $5,893)

132 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                      $   104,000  $      126
U.S. Treasury Bond June Futures (OTC)
   Strike @ 104.000 Exp. 05/24/2002                           1,400           2
                                                                     ----------
Total Purchased Call Options                                                128
                                                                     ==========
(Cost $171)

 PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 05/24/2002                           30,000           0
                                                                     ----------
Total Purchased Put Options                                                   0
                                                                     ==========
(Cost $0)

 CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                                         10          10
                                                                     ----------
Total Convertible Bonds & Notes                                              10
                                                                     ==========
(Cost $10)

 SHORT-TERM INSTRUMENTS 35.4%

Commercial Paper 34.3%
Fannie Mae
   1.810% due 04/01/2002                                      3,500       3,500
   1.711% due 05/08/2002 (b)                                     75          75
   1.810% due 07/03/2002                                      1,300       1,294
   1.871% due 08/21/2002                                      3,300       3,273
   1.871% due 08/28/2002                                      7,500       7,433
   1.982% due 09/04/2002                                      1,700       1,684
Freddie Mac
   1.820% due 04/01/2002                                      2,500       2,500
   1.895% due 08/15/2002                                        800         794
   1.865% due 08/30/2002                                      3,600       3,567
UBS Finance, Inc.
   1.850% due 04/01/2002                                      3,500       3,500
                                                                     ----------
                                                                         27,620
                                                                     ==========
Repurchase Agreement 1.0%
State Street Bank
   1.550% due 04/01/2002                                        770         770
                                                                     ----------
   (Dated 03/28/2002. Collateralized by Fannie Mae
   3.125% due 11/14/2003 valued at $786.
   Repurchase proceeds are $770.)

U.S. Treasury Bills 0.1%
   1.745% due 05/02/2002 (b)                                     65          65
                                                                     ----------

Total Short-Term Instruments                                             28,455
                                                                     ==========
(Cost $28,473)

Total Investments (a) 157.0%                                         $  126,253
(Cost $126,150)

Written Options (c) (0.0%)                                                   (2)
(Premiums $26)

Other Assets and Liabilities (Net) (57.0%)                              (45,826)
                                                                     ----------
Net Assets 100.0%                                                    $   80,425
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $126,226 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $      521

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (494)
                                                                     ----------

Unrealized appreciation-net                                          $       27
                                                                     ==========
(b) Securities with an aggregate market value of $140
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2002:
                                                            # of     Unrealized
Type                                                   Contracts (Depreciation)
-------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                        23     $      (17)
                                                                     ----------

(c) Premiums received on written options:
                                                 # of
Type                                        Contracts    Premium          Value
-------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                23  $      26     $        2
                                                       ------------------------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                 Coupon
Type                (%)       Maturity         Par        Value        Proceeds
-------------------------------------------------------------------------------
Fannie Mae        6.500     04/11/2032       6,000     $   5,968     $    5,981
Fannie Mae        7.000     05/13/2032       5,000         5,070          5,076
                                                       ------------------------
                                                       $  11,038     $   11,057
                                                       ========================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 133

        Financial Highlights

                                                                                             Net Realized /
                                                            Net Asset Value                  Unrealized Gain
                                                            Beginning of     Net Investment  (Loss) on
Selected Per Share Data for the Year or Period Ended:       Period           Income (Loss)   Investments
                                                            ---------------  --------------  ---------------
California Intermediate Municipal Bond Fund
 Class A
   03/31/2002                                                  $   10.60       $  0.46 (a)     $  (0.07)(a)
   03/31/2001                                                      10.05          0.43 (a)         0.57 (a)
   10/19/1999 - 03/31/2000                                          9.94          0.18 (a)         0.12 (a)

California Municipal Bond Fund
 Class A
   03/31/2002                                                  $   10.35       $  0.32 (a)     $   0.08 (a)
   07/31/2000 - 03/31/2001                                         10.35          0.27 (a)         0.46 (a)

Convertible Fund
 Class A
   03/31/2002                                                  $   11.41       $  0.15 (a)     $  (0.44)(a)
   03/31/2001                                                      15.76          0.00 (a)        (3.45)(a)
   05/28/1999 - 03/31/2000                                         10.67          0.00 (a)         5.35 (a)
 Class B
   03/31/2002                                                      11.34          0.07 (a)        (0.44)(a)
   03/31/2001                                                      15.68         (0.16)(a)        (3.36)(a)
   05/28/1999 - 03/31/2000                                         10.67         (0.07)(a)         5.29 (a)
 Class C
   03/31/2002                                                      11.37          0.07 (a)        (0.45)(a)
   03/31/2001                                                      15.71         (0.15)(a)        (3.38)(a)
   05/28/1999 - 03/31/2000                                         10.67         (0.07)(a)         5.31 (a)

Emerging Markets Bond Fund
 Class A
   03/31/2002                                                  $    8.40       $  0.69 (a)     $   1.75 (a)
   03/31/2001                                                       8.61          0.77 (a)         0.21 (a)
   03/31/2000                                                       7.51          0.84 (a)         1.10 (a)
   03/31/1999                                                       9.67          0.83 (a)        (2.11)(a)
   07/31/1997 - 03/31/1998                                         10.00          0.44 (a)        (0.18)(a)
 Class B
   03/31/2002                                                       8.40          0.64 (a)         1.74 (a)
   03/31/2001                                                       8.61          0.73 (a)         0.19 (a)
   03/31/2000                                                       7.51          0.77 (a)         1.11 (a)
   03/31/1999                                                       9.67          0.77 (a)        (2.11)(a)
   07/31/1997 - 03/31/1998                                         10.00          0.40 (a)        (0.20)(a)
 Class C
   03/31/2002                                                       8.40          0.61 (a)         1.77 (a)
   03/31/2001                                                       8.61          0.72 (a)         0.21 (a)
   03/31/2000                                                       7.51          0.78 (a)         1.10 (a)
   03/31/1999                                                       9.67          0.77 (a)        (2.11)(a)
   07/31/1997 - 03/31/1998                                         10.00          0.38 (a)        (0.18)(a)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(f) Ratio of expenses to average net assets excluding interest expense 1.25%.
(g) Ratio of expenses to average net assets excluding interest expense 2.00%.
(h) Ratio of expenses to average net assets excluding interest expense 0.85%.
(i) Ratio of expenses to average net assets excluding interest expense 1.05%.
(j) Ratio of expenses to average net assets excluding interest expense 1.80%.

134 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                 Distributions                                                                       Ratio of
Total Income     Dividends from  from Net                                                                            Expenses to
from Investment  Net Investment  Realized Capital  Total           Net Asset Value                  Net Assets End   Average Net
Operations       Income          Gains             Distributions   End of Period    Total Return   of Period (000s)  Assets
---------------  --------------  ----------------  -------------   ---------------  ------------   ----------------  -----------
  $   0.39         $  (0.43)       $   (0.40)        $  (0.83)       $   10.16           3.76%       $  22,828         0.86%(h)
      1.00            (0.42)           (0.03)           (0.45)           10.60          10.19           29,035         0.86 (h)
      0.30            (0.17)           (0.02)           (0.19)           10.05           2.94            1,793         0.85+(e)

  $   0.40         $  (0.34)       $   (0.39)        $  (0.73)       $   10.02           3.81%       $   2,037         0.87%(h)
      0.73            (0.30)           (0.43)           (0.73)           10.35           7.72              706         0.85+(b)

  $  (0.29)        $  (0.61)       $    0.00         $  (0.61)       $   10.51          (2.57)%      $   4,258         1.12%(i)
     (3.45)           (0.20)           (0.70)           (0.90)           11.41         (22.68)           6,426         1.06 (i)
      5.35            (0.17)           (0.09)           (0.26)           15.76          50.36            5,327         1.05+(c)

     (0.37)           (0.54)            0.00            (0.54)           10.43          (3.32)           6,204         1.87 (j)
     (3.52)           (0.12)           (0.70)           (0.82)           11.34         (23.24)           5,705         1.81 (j)
      5.22            (0.12)           (0.09)           (0.21)           15.68          49.18            2,437         1.80+(d)

     (0.38)           (0.53)            0.00            (0.53)           10.46          (3.40)          10,009         1.88 (j)
     (3.53)           (0.11)           (0.70)           (0.81)           11.37         (23.21)          13,249         1.80
      5.24            (0.11)           (0.09)           (0.20)           15.71          49.33            7,924         1.80+(d)

  $   2.44         $  (0.74)       $   (0.50)        $  (1.24)       $    9.60          30.88%       $  15,589         1.27%(f)
      0.98            (0.79)           (0.40)           (1.19)            8.40          12.46            1,143         1.34 (f)
      1.94            (0.84)            0.00            (0.84)            8.61          27.39              316         1.29 (f)
     (1.28)           (0.83)           (0.05)           (0.88)            7.51         (12.90)             172         1.25
      0.26            (0.44)           (0.15)           (0.59)            9.67           2.84              317         1.26+(f)

      2.38            (0.68)           (0.50)           (1.18)            9.60          29.93           10,844         2.04 (g)
      0.92            (0.73)           (0.40)           (1.13)            8.40          11.59            1,620         2.09 (g)
      1.88            (0.78)            0.00            (0.78)            8.61          26.43            1,168         2.04 (g)
     (1.34)           (0.77)           (0.05)           (0.82)            7.51         (13.58)             398         2.00
      0.20            (0.38)           (0.15)           (0.53)            9.67           2.29              304         2.01+(g)

      2.38            (0.68)           (0.50)           (1.18)            9.60          29.91           12,580         2.00
      0.93            (0.74)           (0.40)           (1.14)            8.40          11.74              792         2.08 (g)
      1.88            (0.78)            0.00            (0.78)            8.61          26.49              249         2.04 (g)
     (1.34)           (0.77)           (0.05)           (0.82)            7.51         (13.57)             229         2.00
      0.20            (0.38)           (0.15)           (0.53)            9.67           2.29              136         2.01+(g)

Ratio of Net
Investment
Income (Loss)
to Average     Portfolio
Net Assets     Turnover Rate
-------------  -------------
    4.39%           94%
    4.19           257
    3.96+          357

    3.10%          164%
    3.89+          338

    1.46%          307%
   (0.35)          225
    0.15+          247

    0.69           307
   (1.13)          225
   (0.58)+         247

    0.68           307
   (1.11)          225
   (0.59)+         247

    7.47%          620%
    9.08           902
   10.59           328
   10.26           315
    6.93+          695

    6.99           620
    8.58           902
    9.57           328
    9.68           315
    6.33+          695

    6.62           620
    8.52           902
    9.87           328
    9.79           315
    6.11+          695

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 135

                                                                 Net Realized /
                                  Net Asset Value                Unrealized Gain
Selected Per Share Data           Beginning of    Net Investment (Loss) on
for the Year or Period Ended:     Period          Income (Loss)  Investments
                                  --------------- -------------- ---------------
Foreign Bond Fund
  Class A
     03/31/2002                           $ 10.32      $0.43 (a)      $ 0.09 (a)
     03/31/2001                             10.03       0.54 (a)        0.50 (a)
     03/31/2000                             10.63       0.59 (a)       (0.45)(a)
     03/31/1999                             10.74       0.53 (a)        0.24 (a)
     03/31/1998                             10.41       0.61 (a)        0.62 (a)
  Class B
     03/31/2002                             10.32       0.35 (a)        0.10 (a)
     03/31/2001                             10.03       0.46 (a)        0.50 (a)
     03/31/2000                             10.63       0.51 (a)       (0.45)(a)
     03/31/1999                             10.74       0.46 (a)        0.24 (a)
     03/31/1998                             10.41       0.53 (a)        0.61 (a)
  Class C
     03/31/2002                             10.32       0.35 (a)        0.10 (a)
     03/31/2001                             10.03       0.46 (a)        0.50 (a)
     03/31/2000                             10.63       0.51 (a)       (0.45)(a)
     03/31/1999                             10.74       0.45 (a)        0.24 (a)
     03/31/1998                             10.41       0.52 (a)        0.62 (a)

Global Bond Fund II
  Class A
     03/31/2002                           $  9.61      $0.38 (a)      $ 0.13 (a)
     03/31/2001                              9.41       0.52 (a)        0.50 (a)
     03/31/2000                              9.89       0.52 (a)       (0.46)(a)
     03/31/1999                              9.92       0.48 (a)        0.06 (a)
     03/31/1998                             10.84       0.64 (a)        0.51 (a)
  Class B
     03/31/2002                              9.61       0.32 (a)        0.12 (a)
     03/31/2001                              9.41       0.45 (a)        0.50 (a)
     03/31/2000                              9.89       0.45 (a)       (0.46)(a)
     03/31/1999                              9.92       0.41 (a)        0.06 (a)
     03/31/1998                             10.84       0.66 (a)        0.41 (a)
  Class C
     03/31/2002                              9.61       0.32 (a)        0.12 (a)
     03/31/2001                              9.41       0.45 (a)        0.50 (a)
     03/31/2000                              9.89       0.45 (a)       (0.46)(a)
     03/31/1999                              9.92       0.41 (a)        0.06 (a)
     03/31/1998                             10.84       0.55 (a)        0.52 (a)

GNMA Fund
  Class A
     03/31/2002                           $ 10.44      $0.25 (a)      $ 0.56 (a)
     11/30/2000 - 03/31/2001                10.13       0.21 (a)        0.31 (a)
  Class B
     05/31/2001 - 03/31/2002                10.43       0.12 (a)        0.51 (a)
  Class C
     05/31/2001 - 03/31/2002                10.43       0.13 (a)        0.50 (a)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense
    1.70%.
(c) Ratio of expenses to average net assets excluding interest expense 0.95%.
(d) Ratio of expenses to average net assets excluding interest expense 1.00%.
(e) Ratio of expenses to average net assets excluding interest expense 1.75%.
(f) The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.

136 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                  Distributions                                                                     Ratio of
Total Income     Dividends from   from Net                                                                          Expenses to
from Investment  Net Investment   Realized Capital  Total          Net Asset Value                Net Assets End    Average Net
Operations       Income           Gains             Distributions  End of Period    Total Return  of Period (000s)  Assets
---------------  --------------   ----------------  -------------  ---------------  ------------  ----------------  -----------
$       0.52     $    (0.43)      $     (0.02)      $   (0.45)      $     10.39          5.21%    $     112,047        0.96%(c)
        1.04          (0.54)            (0.21)          (0.75)            10.32         10.82            84,631        0.99 (c)
        0.14          (0.59)            (0.15)          (0.74)            10.03          1.50            54,299        1.19 (c)
        0.77          (0.53)            (0.35)          (0.88)            10.63          7.43            29,009        0.95
        1.23          (0.59)            (0.31)          (0.90)            10.74         12.14             9,582        0.95

        0.45          (0.36)            (0.02)          (0.38)            10.39          4.42            34,602        1.71 (b)
        0.96          (0.46)            (0.21)          (0.67)            10.32          9.94            28,747        1.74 (b)
        0.06          (0.51)            (0.15)          (0.66)            10.03          0.72            24,402        1.91 (b)
        0.70          (0.46)            (0.35)          (0.81)            10.63          6.69            21,256        1.70
        1.14          (0.50)            (0.31)          (0.81)            10.74         11.29            10,631        1.70

        0.45          (0.36)            (0.02)          (0.38)            10.39          4.42            47,725        1.71 (b)
        0.96          (0.46)            (0.21)          (0.67)            10.32          9.96            35,337        1.74 (b)
        0.06          (0.51)            (0.15)          (0.66)            10.03          0.73            30,214        1.91 (b)
        0.69          (0.45)            (0.35)          (0.80)            10.63          6.63            29,584        1.70
        1.14          (0.50)            (0.31)          (0.81)            10.74         11.29            17,080        1.70

$       0.51     $    (0.39)      $     (0.31)      $   (0.70)      $      9.42          5.42%    $       5,262        0.96%(c)
        1.02          (0.52)            (0.30)          (0.82)             9.61         11.43             2,747        0.98 (c)
        0.06          (0.52)            (0.02)          (0.54)             9.41          0.71             2,279        0.98 (c)
        0.54          (0.48)            (0.09)          (0.57)             9.89          5.65             2,728        0.95
        1.15          (0.54)            (1.53)          (2.07)             9.92         11.21             6,816        0.95

        0.44          (0.32)            (0.31)          (0.63)             9.42          4.63             6,586        1.71 (b)
        0.95          (0.45)            (0.30)          (0.75)             9.61         10.60             5,243        1.73 (b)
       (0.01)         (0.45)            (0.02)          (0.47)             9.41         (0.05)            4,590        1.73 (b)
        0.47          (0.41)            (0.09)          (0.50)             9.89          4.85             4,909        1.70
        1.07          (0.46)            (1.53)          (1.99)             9.92         10.39             4,473        1.70

        0.44          (0.32)            (0.31)          (0.63)             9.42          4.63             6,890        1.71 (b)
        0.95          (0.45)            (0.30)          (0.75)             9.61         10.60             5,208        1.73 (b)
       (0.01)         (0.45)            (0.02)          (0.47)             9.41         (0.05)            5,254        1.73 (b)
        0.47          (0.41)            (0.09)          (0.50)             9.89          4.82             5,863        1.70
        1.07          (0.46)            (1.53)          (1.99)             9.92         10.39             6,096        1.70

$       0.81     $    (0.46)      $     (0.12)      $   (0.58)      $     10.67          7.92%    $      31,836        1.01%(d)
        0.52          (0.21)             0.00           (0.21)            10.44          5.68                11        0.65+(f)

        0.63          (0.27)            (0.12)          (0.39)            10.67          6.62            13,063        1.76+(e)

        0.63          (0.27)            (0.12)          (0.39)            10.67          6.66            17,521        1.76+(e)


Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
     4.12%           434%
     5.28            417
     5.75            330
     4.87            376
     5.88            280

     3.38            434
     4.57            417
     5.00            330
     4.14            376
     5.13            280

     3.37            434
     4.57            417
     5.01            330
     4.16            376
     5.13            280

     3.99%           373%
     5.46            422
     5.45            290
     5.07            236
     5.88            369

     3.30            373
     4.73            422
     4.72            290
     4.16            236
     5.12            369

     3.29            373
     4.75            422
     4.71            290
     4.16            236
     5.12            369

     2.32%          1292%
     6.11+           808

     1.41+          1292

     1.45+          1292

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 137

                                                                 Net Realized /
                                  Net Asset Value                Unrealized Gain
Selected Per Share Data           Beginning of    Net Investment (Loss) on
for the Year or Period Ended:     Period          Income (Loss)  Investments
                                  --------------- -------------- ---------------
High Yield Fund
  Class A
     03/31/2002                            $ 9.88      $0.74 (a)      $(0.68)(a)
     03/31/2001                             10.22       0.87 (a)       (0.34)(a)
     03/31/2000                             11.23       0.89 (a)       (1.01)(a)
     03/31/1999                             11.66       0.91 (a)       (0.43)(a)
     03/31/1998                             11.10       0.93 (a)        0.66 (a)
  Class B
     03/31/2002                              9.88       0.68 (a)       (0.69)(a)
     03/31/2001                             10.22       0.79 (a)       (0.33)(a)
     03/31/2000                             11.23       0.81 (a)       (1.01)(a)
     03/31/1999                             11.66       0.82 (a)       (0.43)(a)
     03/31/1998                             11.10       0.84 (a)        0.66 (a)
  Class C
     03/31/2002                              9.88       0.67 (a)       (0.68)(a)
     03/31/2001                             10.22       0.79 (a)       (0.33)(a)
     03/31/2000                             11.23       0.81 (a)       (1.01)(a)
     03/31/1999                             11.66       0.82 (a)       (0.43)(a)
     03/31/1998                             11.10       0.85 (a)        0.65 (a)

Long-Term U.S. Government Fund
  Class A
     03/31/2002                            $10.65      $0.62 (a)      $(0.39)(a)
     03/31/2001                              9.79       0.34 (a)        1.09 (a)
     03/31/2000                             10.30       0.58 (a)       (0.51)(a)
     03/31/1999                             10.57       0.59 (a)        0.20 (a)
     03/31/1998                              9.39       0.48 (a)        1.34 (a)
  Class B
     03/31/2002                             10.65       0.54 (a)       (0.39)(a)
     03/31/2001                              9.79       0.65 (a)        0.71 (a)
     03/31/2000                             10.30       0.50 (a)       (0.50)(a)
     03/31/1999                             10.57       0.51 (a)        0.20 (a)
     03/31/1998                              9.39       0.39 (a)        1.35 (a)
  Class C
     03/31/2002                             10.65       0.54 (a)       (0.39)(a)
     03/31/2001                              9.79       0.92 (a)        0.44 (a)
     03/31/2000                             10.30       0.51 (a)       (0.51)(a)
     03/31/1999                             10.57       0.50 (a)        0.21 (a)
     03/31/1998                              9.39       0.39 (a)        1.35 (a)

Low Duration Fund
  Class A
     03/31/2002                            $10.03      $0.46 (a)      $ 0.07 (a)
     03/31/2001                              9.81       0.60 (a)        0.25 (a)
     03/31/2000                             10.10       0.59 (a)       (0.29)(a)
     03/31/1999                             10.18       0.60 (a)       (0.02)(a)
     03/31/1998                              9.98       0.60 (a)        0.23 (a)
  Class B
     03/31/2002                             10.03       0.39 (a)        0.06 (a)
     03/31/2001                              9.81       0.53 (a)        0.24 (a)
     03/31/2000                             10.10       0.51 (a)       (0.29)(a)
     03/31/1999                             10.18       0.52 (a)       (0.02)(a)
     03/31/1998                              9.98       0.53 (a)        0.22 (a)
  Class C
     03/31/2002                             10.03       0.40 (a)        0.08 (a)
     03/31/2001                              9.81       0.55 (a)        0.25 (a)
     03/31/2000                             10.10       0.54 (a)       (0.29)(a)
     03/31/1999                             10.18       0.55 (a)       (0.02)(a)
     03/31/1998                              9.98       0.55 (a)        0.23 (a)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 1.65%.

138 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                                  Distributions                                                                      Ratio of
Total Income     Dividends from   from Net                                                                           Expenses to
from Investment  Net Investment   Realized Capital  Total          Net Asset Value                 Net Assets End    Average Net
Operations       Income           Gains             Distributions  End of Period    Total Return   of Period (000s)  Assets
---------------  --------------   ----------------  -------------  ---------------  ------------   ----------------  -----------
   $ 0.06           $(0.75)            $ 0.00          $(0.75)          $ 9.19           0.67%         $539,679        0.90%
     0.53            (0.87)              0.00           (0.87)            9.88           5.44           262,572        0.90
    (0.12)           (0.89)              0.00           (0.89)           10.22          (1.15)          187,039        0.90
     0.48            (0.91)              0.00           (0.91)           11.23           4.32           155,466        0.90
     1.59            (0.94)             (0.09)          (1.03)           11.66          14.80            70,858        0.90

    (0.01)           (0.68)              0.00           (0.68)            9.19          (0.07)          447,674        1.65
     0.46            (0.80)              0.00           (0.80)            9.88           4.66           327,367        1.65
    (0.20)           (0.81)              0.00           (0.81)           10.22          (1.89)          303,333        1.65
     0.39            (0.82)              0.00           (0.82)           11.23           3.54           286,198        1.65
     1.50            (0.85)             (0.09)          (0.94)           11.66          13.94           156,099        1.65

    (0.01)           (0.68)              0.00           (0.68)            9.19          (0.07)          537,595        1.65
     0.46            (0.80)              0.00           (0.80)            9.88           4.66           373,530        1.65
    (0.20)           (0.81)              0.00           (0.81)           10.22          (1.89)          341,953        1.65
     0.39            (0.82)              0.00           (0.82)           11.23           3.55           370,861        1.65
     1.50            (0.85)             (0.09)          (0.94)           11.66          13.95           284,836        1.65


   $ 0.23           $(0.62)            $(0.30)         $(0.92)          $ 9.96           2.11%         $110,780        0.92%(c)
     1.43            (0.57)              0.00           (0.57)           10.65          15.07            79,477        0.97 (c)
     0.07            (0.58)              0.00           (0.58)            9.79           0.86            42,773        0.99 (c)
     0.79            (0.60)             (0.46)          (1.06)           10.30           7.34            29,809        1.34 (c)
     1.82            (0.58)             (0.06)          (0.64)           10.57          19.78             6,161        0.91 (c)

     0.15            (0.54)             (0.30)          (0.84)            9.96           1.35            67,302        1.67 (b)
     1.36            (0.50)              0.00           (0.50)           10.65          14.22            54,374        1.70 (b)
     0.00            (0.51)              0.00           (0.51)            9.79           0.11            34,301        1.72 (b)
     0.71            (0.52)             (0.46)          (0.98)           10.30           6.51            37,946        2.13 (b)
     1.74            (0.50)             (0.06)          (0.56)           10.57          18.85             7,516        1.66 (b)

     0.15            (0.54)             (0.30)          (0.84)            9.96           1.33            41,830        1.67 (b)
     1.36            (0.50)              0.00           (0.50)           10.65          14.24            35,675        1.71 (b)
     0.00            (0.51)              0.00           (0.51)            9.79           0.11            20,955        1.71 (b)
     0.71            (0.52)             (0.46)          (0.98)           10.30           6.52            31,653        2.16 (b)
     1.74            (0.50)             (0.06)          (0.56)           10.57          18.86             7,258        1.66 (b)

   $ 0.53           $(0.49)            $(0.01)         $(0.50)          $10.06           5.41%         $829,238        0.90%
     0.85            (0.63)              0.00           (0.63)           10.03           8.93           273,994        0.96 (c)
     0.30            (0.59)              0.00           (0.59)            9.81           3.07           235,413        0.98 (c)
     0.58            (0.60)             (0.06)          (0.66)           10.10           5.86           191,727        0.90
     0.83            (0.60)             (0.03)          (0.63)           10.18           8.49           109,531        0.90

     0.45            (0.41)             (0.01)          (0.42)           10.06           4.63           203,092        1.65
     0.77            (0.55)              0.00           (0.55)           10.03           8.12            88,585        1.71 (b)
     0.22            (0.51)              0.00           (0.51)            9.81           2.30            73,121        1.73 (b)
     0.50            (0.52)             (0.06)          (0.58)           10.10           5.07            65,160        1.65
     0.75            (0.52)             (0.03)          (0.55)           10.18           7.68            17,624        1.65

     0.48            (0.44)             (0.01)          (0.45)           10.06           4.89           429,436        1.40
     0.80            (0.58)              0.00           (0.58)           10.03           8.39           119,062        1.46 (d)
     0.25            (0.54)              0.00           (0.54)            9.81           2.55           110,447        1.48 (d)
     0.53            (0.55)             (0.06)          (0.61)           10.10           5.33           112,229        1.40
     0.78            (0.55)             (0.03)          (0.58)           10.18           8.01            68,766        1.40

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
    7.83%             96%
    8.62              53
    8.23              39
    7.94              39
    8.02              37

    7.14              96
    7.90              53
    7.48              39
    7.21              39
    7.27              37

    7.13              96
    7.90              53
    7.49              39
    7.24              39
    7.36              37


    5.89%            682%
    3.36            1046
    5.96             320
    5.33             364
    4.49             177

    5.14             682
    6.40            1046
    5.16             320
    4.53             364
    4.64             177

    5.14             682
    9.01            1046
    5.16             320
    4.50             364
    4.64             177

    4.51%            569%
    6.07             348
    5.91              82
    5.85             245
    5.93             309

    3.87             569
    5.32             348
    5.16              82
    5.03             245
    5.16             309

    3.99             569
    5.58             348
    5.42              82
    5.35             245
    5.46             309

(c) Ratio of expenses to average net assets excluding interest expense 0.90%.
(d) Ratio of expenses to average net assets excluding interest expense 1.40%.


                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 139

                                                                                                         Net Realized /
                                                                  Net Asset Value                        Unrealized Gain
                                                                  Beginning of     Net Investment        (Loss) on
Selected Per Share Data for the Year or Period Ended:             Period           Income (Loss)         Investments
                                                                  ---------------  --------------        ---------------
Money Market Fund
 Class A
  03/31/2002                                                          $ 1.00          $ 0.03 (a)            $ 0.00 (a)
  03/31/2001                                                            1.00            0.06 (a)              0.00 (a)
  03/31/2000                                                            1.00            0.05 (a)              0.00 (a)
  03/31/1999                                                            1.00            0.05 (a)              0.00 (a)
  03/31/1998                                                            1.00            0.05 (a)              0.00 (a)
 Class B
  03/31/2002                                                            1.00            0.02 (a)              0.00 (a)
  03/31/2001                                                            1.00            0.05 (a)              0.00 (a)
  03/31/2000                                                            1.00            0.04 (a)              0.00 (a)
  03/31/1999                                                            1.00            0.04 (a)              0.00 (a)
  03/31/1998                                                            1.00            0.04 (a)              0.00 (a)
 Class C
  03/31/2002                                                            1.00            0.03 (a)              0.00 (a)
  03/31/2001                                                            1.00            0.06 (a)              0.00 (a)
  03/31/2000                                                            1.00            0.05 (a)              0.00 (a)
  03/31/1999                                                            1.00            0.05 (a)              0.00 (a)
  03/31/1998                                                            1.00            0.05 (a)              0.00 (a)

Municipal Bond Fund
 Class A
  03/31/2002                                                          $10.02          $ 0.47 (a)            $ 0.12 (a)
  03/31/2001                                                            9.47            0.44 (a)              0.55 (a)
  03/31/2000                                                           10.12            0.43 (a)             (0.65)(a)
  03/31/1999                                                            9.97            0.41 (a)              0.15 (a)
 Class B
  03/31/2002                                                           10.02            0.39 (a)              0.12 (a)
  03/31/2001                                                            9.47            0.37 (a)              0.55 (a)
  03/31/2000                                                           10.12            0.36 (a)             (0.65)(a)
  03/31/1999                                                            9.97            0.34 (a)              0.14 (a)
 Class C
  03/31/2002                                                           10.02            0.42 (a)              0.12 (a)
  03/31/2001                                                            9.47            0.39 (a)              0.55 (a)
  03/31/2000                                                           10.12            0.38 (a)             (0.65)(a)
  03/31/1999                                                            9.97            0.36 (a)              0.15 (a)

New York Municipal Bond Fund
 Class A
  03/31/2002                                                          $10.64          $ 0.44 (a)            $ 0.18 (a)
  03/31/2001                                                            9.94            0.43 (a)              0.77 (a)
  10/19/1999 - 03/31/2000                                               9.90            0.16 (a)              0.07 (a)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.
(c) Ratio of expenses to average net assets excluding interest expense 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense 1.60%.


140 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                                   Distributions                                                                      Ratio of
Total Income      Dividends from   from Net                                                                           Expenses to
from Investment   Net Investment   Realized Capital  Total          Net Asset Value                Net Assets End     Average Net
Operations        Income           Gains             Distributions  End of Period   Total Return   of Period (000s)   Assets
---------------   --------------   ----------------  -------------  --------------- ------------   ----------------   -----------
    $ 0.03            $(0.03)          $ 0.00           $(0.03)         $ 1.00          2.65%           $ 46,077      0.60%
      0.06             (0.06)            0.00            (0.06)           1.00          5.94              58,940      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          4.92             101,734      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          4.76             105,200      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          5.10              41,375      0.60

      0.02             (0.02)            0.00            (0.02)           1.00          1.73              39,283      1.50
      0.05             (0.05)            0.00            (0.05)           1.00          5.02              38,286      1.50
      0.04             (0.04)            0.00            (0.04)           1.00          3.99              25,507      1.50
      0.04             (0.04)            0.00            (0.04)           1.00          4.03              14,968      1.50
      0.04             (0.04)            0.00            (0.04)           1.00          4.21               2,937      1.50

      0.03             (0.03)            0.00            (0.03)           1.00          2.65              80,530      0.60
      0.06             (0.06)            0.00            (0.06)           1.00          5.94             108,549      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          4.95              99,475      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          4.85              86,159      0.60
      0.05             (0.05)            0.00            (0.05)           1.00          5.14              55,696      0.60


    $ 0.59            $(0.47)          $(0.11)          $(0.58)         $10.03          5.94%           $ 21,295      0.85%
      0.99             (0.44)            0.00            (0.44)          10.02         10.74              11,381      0.85
     (0.22)            (0.43)            0.00            (0.43)           9.47         (2.16)              8,666      0.85
      0.56             (0.41)            0.00            (0.41)          10.12          5.67               7,020      0.86 (c)

      0.51             (0.39)           (0.11)           (0.50)          10.03          5.15              18,535      1.60
      0.92             (0.37)            0.00            (0.37)          10.02          9.92               8,513      1.60
     (0.29)            (0.36)            0.00            (0.36)           9.47         (2.89)              5,314      1.60
      0.48             (0.33)            0.00            (0.33)          10.12          4.88               6,070      1.61 (d)

      0.54             (0.42)           (0.11)           (0.53)          10.03          5.42              48,265      1.35
      0.94             (0.39)            0.00            (0.39)          10.02         10.20              30,539      1.35
     (0.27)            (0.38)            0.00            (0.38)           9.47         (2.64)             28,674      1.35
      0.51             (0.36)            0.00            (0.36)          10.12          5.13              37,913      1.35


    $ 0.62            $(0.45)          $(0.46)          $(0.91)         $10.35          6.09%           $  2,210      0.87%(c)
      1.20             (0.41)           (0.09)           (0.50)          10.64         12.38                 186      0.86 (c)
      0.23             (0.17)           (0.02)           (0.19)           9.94          2.30                  10      0.89+(b)(c)

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
    2.59%            N/A
    5.85             N/A
    4.90             N/A
    4.78             N/A
    5.02             N/A

    1.63             N/A
    4.87             N/A
    4.05             N/A
    3.79             N/A
    4.15             N/A

    2.71             N/A
    5.77             N/A
    4.78             N/A
    4.79             N/A
    5.05             N/A


    4.60%            231%
    4.52             306
    4.44             145
    4.10              70

    3.85             231
    3.79             306
    3.69             145
    3.33              70

    4.10             231
    4.06             306
    3.94             145
    3.60              70


    4.22%            204%
    4.15             973
    3.68+            270

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 141

                                                                                                           Net Realized /
                                                                  Net Asset Value                          Unrealized Gain
                                                                  Beginning of         Net Investment      (Loss) on
Selected Per Share Data for the Year or Period Ended:             Period               Income (Loss)       Investments
                                                                  ---------------      --------------      ---------------
Real Return Fund
 Class A
  03/31/2002                                                           $10.40            $ 0.31 (a)           $ 0.13 (a)
  03/31/2001                                                             9.92              0.71 (a)             0.61 (a)
  03/31/2000                                                             9.83              0.64 (a)             0.11 (a)
  03/31/1999                                                             9.77              0.43 (a)             0.14 (a)
  03/31/1998                                                             9.93              0.40 (a)             0.03 (a)
 Class B
  03/31/2002                                                            10.40              0.23 (a)             0.13 (a)
  03/31/2001                                                             9.92              0.64 (a)             0.60 (a)
  03/31/2000                                                             9.83              0.57 (a)             0.11 (a)
  03/31/1999                                                             9.77              0.37 (a)             0.12 (a)
  03/31/1998                                                             9.93              0.33 (a)             0.03 (a)
 Class C
  03/31/2002                                                            10.40              0.25 (a)             0.13 (a)
  03/31/2001                                                             9.92              0.68 (a)             0.59 (a)
  03/31/2000                                                             9.83              0.58 (a)             0.12 (a)
  03/31/1999                                                             9.77              0.44 (a)             0.08 (a)
  03/31/1998                                                             9.93              0.35 (a)             0.04 (a)

Short-Term Fund
 Class A
  03/31/2002                                                           $10.03            $ 0.31 (a)           $ 0.06 (a)
  03/31/2001                                                             9.95              0.60 (a)             0.10 (a)
  03/31/2000                                                            10.03              0.55 (a)            (0.09)(a)
  03/31/1999                                                            10.06              0.53 (a)            (0.02)(a)
  03/31/1998                                                            10.00              0.55 (a)             0.09 (a)
 Class B
  03/31/2002                                                            10.03              0.28 (a)             0.01 (a)
  03/31/2001                                                             9.95              0.53 (a)             0.10 (a)
  03/31/2000                                                            10.03              0.48 (a)            (0.09)(a)
  03/31/1999                                                            10.06              0.45 (a)            (0.02)(a)
  03/31/1998                                                            10.00              0.50 (a)             0.08 (a)
 Class C
  03/31/2002                                                            10.03              0.27 (a)             0.07 (a)
  03/31/2001                                                             9.95              0.57 (a)             0.10 (a)
  03/31/2000                                                            10.03              0.52 (a)            (0.09)(a)
  03/31/1999                                                            10.06              0.50 (a)            (0.02)(a)
  03/31/1998                                                            10.00              0.54 (a)             0.07 (a)

StocksPLUS Fund
 Class A
  03/31/2002                                                           $10.10            $ 0.31 (a)           $(0.22)(a)
  03/31/2001                                                            14.06             (0.01)(a)            (2.80)(a)
  03/31/2000                                                            14.26              1.05 (a)             1.27 (a)
  03/31/1999                                                            14.06              0.93 (a)             1.29 (a)
  03/31/1998                                                            11.46              1.66 (a)             3.41 (a)
 Class B
  03/31/2002                                                             9.98              0.24 (a)            (0.22)(a)
  03/31/2001                                                            13.96             (0.09)(a)            (2.79)(a)
  03/31/2000                                                            14.18              0.90 (a)             1.30 (a)
  03/31/1999                                                            14.01              0.84 (a)             1.26 (a)
  03/31/1998                                                            11.44              1.61 (a)             3.35 (a)
 Class C
  03/31/2002                                                            10.03              0.26 (a)            (0.22)(a)
  03/31/2001                                                            14.00             (0.07)(a)            (2.79)(a)
  03/31/2000                                                            14.21              0.94 (a)             1.30 (a)
  03/31/1999                                                            14.03              0.86 (a)             1.28 (a)
  03/31/1998                                                            11.45              1.64 (a)             3.35 (a)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.90%.
(c) Ratio of expenses to average net assets excluding interest expense 1.65%.
(d) Ratio of expenses to average net assets excluding interest expense 1.40%.


142 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                                   Distributions                                                                      Ratio of
Total Income      Dividends from   from Net                                                                           Expenses to
from Investment   Net Investment   Realized Capital  Total          Net Asset Value                Net Assets End     Average Net
Operations        Income           Gains             Distributions  End of Period   Total Return   of Period (000s)   Assets
---------------   --------------   ----------------  -------------  --------------- ------------   ----------------   -----------
     $ 0.44           $(0.45)           $(0.10)         $(0.55)          $10.29          4.22%         $527,616         0.90%
       1.32            (0.76)            (0.08)          (0.84)           10.40         13.97            95,899         0.94 (b)
       0.75            (0.64)            (0.02)          (0.66)            9.92          7.93            17,676         0.93 (b)
       0.57            (0.51)             0.00           (0.51)            9.83          5.99             6,250         0.92 (b)
       0.43            (0.45)            (0.14)          (0.59)            9.77          4.12               370         0.92 (b)

       0.36            (0.37)            (0.10)          (0.47)           10.29          3.44           367,369         1.65
       1.24            (0.68)            (0.08)          (0.76)           10.40         13.12            54,875         1.69 (c)
       0.68            (0.57)            (0.02)          (0.59)            9.92          7.16            11,463         1.68 (c)
       0.49            (0.43)             0.00           (0.43)            9.83          5.19             3,646         1.68 (c)
       0.36            (0.38)            (0.14)          (0.52)            9.77          3.50             1,496         1.67 (c)

       0.38            (0.39)            (0.10)          (0.49)           10.29          3.70           516,693         1.40
       1.27            (0.71)            (0.08)          (0.79)           10.40         13.42            81,407         1.44 (d)
       0.70            (0.59)            (0.02)          (0.61)            9.92          7.40            17,336         1.43 (d)
       0.52            (0.46)             0.00           (0.46)            9.83          5.46             2,534         1.43 (d)
       0.39            (0.41)            (0.14)          (0.55)            9.77          3.73               490         1.42 (d)


     $ 0.37           $(0.38)           $(0.02)         $(0.40)          $10.00          3.68%         $756,465         0.92%(e)
       0.70            (0.60)            (0.02)          (0.62)           10.03          7.23            84,342         1.41 (e)
       0.46            (0.54)             0.00           (0.54)            9.95          4.76            75,671         1.03 (e)
       0.51            (0.53)            (0.01)          (0.54)           10.03          5.21            80,787         0.85
       0.64            (0.57)            (0.01)          (0.58)           10.06          6.64            24,182         0.85

       0.29            (0.30)            (0.02)          (0.32)           10.00          2.93            11,277         1.74 (f)
       0.63            (0.53)            (0.02)          (0.55)           10.03          6.44             6,954         2.15 (f)
       0.39            (0.47)             0.00           (0.47)            9.95          4.00             6,694         1.80 (f)
       0.43            (0.45)            (0.01)          (0.46)           10.03          4.43             3,813         1.60
       0.58            (0.51)            (0.01)          (0.52)           10.06          5.96             1,258         1.60

       0.34            (0.35)            (0.02)          (0.37)           10.00          3.37           254,809         1.22 (g)
       0.67            (0.57)            (0.02)          (0.59)           10.03          6.91            23,961         1.70 (g)
       0.43            (0.51)             0.00           (0.51)            9.95          4.45            18,935         1.34 (g)
       0.48            (0.50)            (0.01)          (0.51)           10.03          4.91            15,589         1.15
       0.61            (0.54)            (0.01)          (0.55)           10.06          6.33             6,763         1.15


     $ 0.09           $(0.22)           $ 0.00          $(0.22)          $ 9.97          0.86%         $107,085         1.06%(h)
      (2.81)           (0.24)            (0.91)          (1.15)           10.10        (21.31)          108,332         1.05
       2.32            (1.04)            (1.48)          (2.52)           14.06         17.26           160,847         1.05
       2.22            (0.78)            (1.24)          (2.02)           14.26         17.07           148,748         1.05
       5.07            (1.38)            (1.09)          (2.47)           14.06         47.07            62,970         1.05

       0.02            (0.17)             0.00           (0.17)            9.83          0.13           200,010         1.81 (i)
      (2.88)           (0.19)            (0.91)          (1.10)            9.98        (21.91)          240,913         1.80
       2.20            (0.94)            (1.48)          (2.42)           13.96         16.40           374,171         1.80
       2.10            (0.69)            (1.24)          (1.93)           14.18         16.21           281,930         1.80
       4.96            (1.30)            (1.09)          (2.39)           14.01         46.11            99,039         1.80

       0.04            (0.19)             0.00           (0.19)            9.88          0.31           187,100         1.56 (j)
      (2.86)           (0.20)            (0.91)          (1.11)           10.03        (21.66)          207,945         1.55
       2.24            (0.97)            (1.48)          (2.45)           14.00         16.69           311,942         1.55
       2.14            (0.72)            (1.24)          (1.96)           14.21         16.48           245,088         1.55
       4.99            (1.32)            (1.09)          (2.41)           14.03         46.38            96,960         1.55

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
    3.03%            237%
    7.03             202
    6.57             253
    4.40             438
    4.06             967

    2.17             237
    6.33             202
    5.82             253
    3.72             438
    3.32             967

    2.43             237
    6.69             202
    5.90             253
    4.49             438
    3.56             967


    3.04%            131%
    6.03             121
    5.45              38
    5.15              47
    5.48              48

    2.80             131
    5.28             121
    4.77              38
    4.45              47
    4.97              48

    2.68             131
    5.72             121
    5.17              38
    4.92              47
    5.33              48


    3.10%            455%
   (0.05)            270
    7.21              92
    6.66              81
   13.34              30

    2.42             455
   (0.74)            270
    6.27              92
    6.05              81
   12.60              30

    2.60             455
   (0.59)            270
    6.47              92
    6.19              81
   12.85              30

(e) Ratio of expenses to average net assets excluding interest expense 0.85%.
(f) Ratio of expenses to average net assets excluding interest expense 1.60%.
(g) Ratio of expenses to average net assets excluding interest expense 1.15%.
(h) Ratio of expenses to average net assets excluding interest expense 1.05%.
(i) Ratio of expenses to average net assets excluding interest expense 1.80%.
(j) Ratio of expenses to average net assets excluding interest expense 1.55%.


See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 143

                                                                                                           Net Realized /
                                                                  Net Asset Value                          Unrealized Gain
                                                                  Beginning of        Net Investment       (Loss) on
Selected Per Share Data for the Year or Period Ended:             Period              Income (Loss)        Investments
                                                                  ---------------     --------------       ---------------
Strategic Balanced Fund
 Class A
  03/31/2002                                                           $    10.42       $   0.39 (a)         $   (0.03)(a)
  03/31/2001                                                                12.74           0.89 (a)             (1.90)(a)
  05/28/1999 -03/31/2000                                                    12.80           0.64 (a)              0.48 (a)
 Class B
  03/31/2002                                                                10.40           0.31 (a)             (0.04)(a)
  03/31/2001                                                                12.72           0.81 (a)             (1.90)(a)
  05/28/1999 -03/31/2000                                                    12.80           0.60 (a)              0.45 (a)
 Class C
  03/31/2002                                                                10.37           0.31 (a)             (0.03)(a)
  03/31/2001                                                                12.70           0.82 (a)             (1.92)(a)
  05/28/1999 -03/31/2000                                                    12.80           0.61 (a)              0.42 (a)

Total Return Fund
 Class A
  03/31/2002                                                           $    10.52       $   0.49 (a)         $    0.20 (a)
  03/31/2001                                                                 9.96           0.62 (a)              0.56 (a)
  03/31/2000                                                                10.36           0.58 (a)             (0.40)(a)
  03/31/1999                                                                10.62           0.58 (a)              0.16 (a)
  03/31/1998                                                                10.27           0.58 (a)              0.63 (a)
 Class B
  03/31/2002                                                                10.52           0.41 (a)              0.20 (a)
  03/31/2001                                                                 9.96           0.54 (a)              0.57 (a)
  03/31/2000                                                                10.36           0.51 (a)             (0.41)(a)
  03/31/1999                                                                10.62           0.50 (a)              0.16 (a)
  03/31/1998                                                                10.27           0.50 (a)              0.63 (a)
 Class C
  03/31/2002                                                                10.52           0.41 (a)              0.20 (a)
  03/31/2001                                                                 9.96           0.54 (a)              0.57 (a)
  03/31/2000                                                                10.36           0.51 (a)             (0.41)(a)
  03/31/1999                                                                10.62           0.50 (a)              0.16 (a)
  03/31/1998                                                                10.27           0.51 (a)              0.63 (a)

Total Return Mortgage Fund
 Class A
  03/31/2002                                                           $    10.42       $   0.41 (a)         $    0.35 (a)
  07/31/2000 - 03/31/2001                                                   10.02           0.39 (a)              0.57 (a)
 Class B
  03/31/2002                                                                10.42           0.31 (a)              0.43 (a)
  07/31/2000 - 09/30/2000                                                   10.02           0.34 (a)              0.59 (a)
 Class C
  03/31/2002                                                                10.42           0.31 (a)              0.37 (a)
  07/31/2000 - 09/30/2000                                                   10.02           0.34 (a)              0.61 (a)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(c) Ratio of expenses to average net assets excluding interest expense 0.90%.
(d) Ratio of expenses to average net assets excluding interest expense 1.65%.

144 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                   Distributions                                                                         Ratio of
Total Income      Dividends from   from Net                                                                              Expenses to
from Investment   Net Investment   Realized Capital   Total           Net Asset Value                  Net Assets End    Average Net
Operations        Income           Gains              Distributions   End of Period     Total Return   of Period (000s)  Assets
---------------   --------------   ----------------   -------------   ---------------   ------------   ----------------  -----------
    $      0.36      $    (0.31)       $      0.00       $    (0.31)      $     10.47           3.48%      $     4,049     0.65%(b)
          (1.01)          (0.62)             (0.69)           (1.31)            10.42          (8.58)            3,660     0.86 (b)
           1.12           (0.87)             (0.31)           (1.18)            12.74           9.34             4,468     1.05+

           0.27           (0.23)              0.00            (0.23)            10.44           2.60             7,981     1.40 (b)
          (1.09)          (0.54)             (0.69)           (1.23)            10.40          (9.28)            8,484     1.57 (b)
           1.05           (0.82)             (0.31)           (1.13)            12.72           8.61            11,604     1.80+

           0.28           (0.23)              0.00            (0.23)            10.42           2.73            15,229     1.40 (b)
          (1.10)          (0.54)             (0.69)           (1.23)            10.37          (9.32)           14,004     1.58 (b)
           1.03           (0.82)             (0.31)           (1.13)            12.70           8.47            13,116     1.80+


    $      0.69      $    (0.50)       $     (0.30)      $    (0.80)      $     10.41           6.65%      $ 4,749,826     0.90%
           1.18           (0.62)              0.00            (0.62)            10.52          12.27         3,061,033     0.96 (c)
           0.18           (0.58)              0.00            (0.58)             9.96           1.85         1,947,405     1.01 (c)
           0.74           (0.58)             (0.42)           (1.00)            10.36           7.09         1,140,606     0.90
           1.21           (0.59)             (0.27)           (0.86)            10.62          12.11           533,893     0.90

           0.61           (0.42)             (0.30)           (0.72)            10.41           5.85         1,703,960     1.65
           1.11           (0.55)              0.00            (0.55)            10.52          11.44           975,823     1.70 (d)
           0.10           (0.50)              0.00            (0.50)             9.96           1.08           654,104     1.76 (d)
           0.66           (0.50)             (0.42)           (0.92)            10.36           6.28           549,478     1.65
           1.13           (0.51)             (0.27)           (0.78)            10.62          11.26           186,932     1.65

           0.61           (0.42)             (0.30)           (0.72)            10.41           5.85         1,979,410     1.65
           1.11           (0.55)              0.00            (0.55)            10.52          11.44         1,103,702     1.71 (d)
           0.10           (0.50)              0.00            (0.50)             9.96           1.09           720,199     1.75 (d)
           0.66           (0.50)             (0.42)           (0.92)            10.36           6.29           715,201     1.65
           1.14           (0.52)             (0.27)           (0.79)            10.62          11.28           405,037     1.65


    $      0.76      $    (0.43)       $     (0.40)      $    (0.83)      $     10.35           7.43%      $     7,010     0.90%
           0.96           (0.38)             (0.18)           (0.56)            10.42          10.58               769     0.90+

           0.74           (0.41)             (0.40)           (0.81)            10.35           6.61             5,787     1.65
           0.93           (0.35)             (0.18)           (0.53)            10.42           9.95               816     1.65+

           0.68           (0.35)             (0.40)           (0.75)            10.35           6.62             9,585     1.65
           0.95           (0.37)             (0.18)           (0.55)            10.42           9.94             1,908     1.65+

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
        3.70%             35%
        7.44             651
        5.99+            176

        2.90              35
        6.59             651
        5.61+            176

        2.91              35
        6.76             651
        5.66+            176


        4.64%            445%
        6.08             450
        5.79             223
        5.37             154
        5.46             206

        3.85             445
        5.33             450
        5.01             223
        4.55             154
        4.74             206

        3.85             445
        5.34             450
        5.01             223
        4.63             154
        4.83             206


        3.88%           1193%
        5.68+            848

        2.92            1193
        4.89+            848

        2.91            1193
        4.94+            848

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 145

PIMCO Statements of Assets and Liabilities A, B, and C Classes

March 31, 2002
                                                                California
                                                                Intermediate   California                Emerging
Amounts in thousands,                                           Municipal      Municipal   Convertible   Markets Bond   Foreign Bond
 except per share amounts                                       Bond Fund      Bond Fund   Fund          Fund           Fund
                                                                ------------   ----------  -----------   ------------   ------------
Assets:
Investments, at value                                               $122,306      $11,632    $  35,063      $ 308,276    $1,196,015
Cash                                                                       1            0           15              0             1
Foreign currency, at value                                                 0            0          153              0        22,005
Receivable for investments sold and forward foreign currency
  contracts                                                                0            0          368          2,427       362,535
Receivable for Fund shares sold                                          673            6           31          2,718         2,444
Interest and dividends receivable                                      1,500          193          258          5,022        20,873
Variation margin receivable                                               42            0            0              0           511
Other assets                                                               0            0            0            127        14,104
                                                                     124,522       11,831       35,888        318,570     1,618,488
                                                                    ========      =======    =========      =========    ==========
Liabilities:
Payable for investments purchased and foreign currency contracts    $  5,147      $     0    $     503      $  31,387    $  171,403
Payable for financing transactions                                     9,624            0            0         30,134       373,601
Payable for short sale                                                     0            0            0              0       281,666
Due to Custodian                                                           0           88            0            830             0
Written options outstanding                                                0            0            0              0         4,288
Payable for Fund shares redeemed                                          62            0           66            671         2,068
Dividends payable                                                         54            7            0            121           378
Accrued investment advisory fee                                           23            3           12             94           165
Accrued administration fee                                                23            3           10             92           206
Accrued distribution fee                                                   0            0           10             16            56
Accrued servicing fee                                                      5            1            4             13            52
Variation margin payable                                                  39           10            0              0           319
Recoupment payable to Manager                                              4            1            2              0             0
Other liabilities                                                          1            0            0            111         3,923
                                                                      14,982          113          607         63,469       838,125
                                                                    ========      =======    =========      =========    ==========

Net Assets                                                          $109,540      $11,718    $  35,281      $ 255,101    $  780,363
                                                                    ========      =======    =========      =========    ==========
Net Assets Consist of:
Paid in capital                                                     $106,528      $11,735    $  58,827      $ 239,376    $  781,912
Undistributed (overdistributed) net investment income                    636            7          878          6,375        29,512
Accumulated undistributed net realized gain (loss)                       131         (217)     (24,068)          (579)         (771)
Net unrealized appreciation (depreciation)                             2,245          193         (356)         9,929       (30,290)
                                                                    $109,540      $11,718    $  35,281      $ 255,101    $  780,363
                                                                    ========      =======    =========      =========    ==========
Net Assets:
Class A                                                             $ 22,828      $ 2,037    $   4,258      $  15,589    $  112,047
Class B                                                                    0            0        6,204         10,844        34,602
Class C                                                                    0            0       10,009         12,580        47,725
Other Classes                                                         86,712        9,681       14,810        216,088       585,989

Shares Issued and Outstanding:
Class A                                                                2,247          203          405          1,624        10,780
Class B                                                                    0            0          595          1,129         3,329
Class C                                                                    0            0          957          1,310         4,592

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                             $  10.16      $ 10.02    $   10.51      $    9.60    $    10.39
Class B                                                                 0.00         0.00        10.43           9.60         10.39
Class C                                                                 0.00         0.00        10.46           9.60         10.39

Cost of Investments Owned                                           $120,357      $11,475    $  35,413      $ 298,464    $1,239,884
                                                                    ========      =======    =========      =========    ==========
Cost of Foreign Currency Held                                       $      0      $     0    $     154      $       0    $   21,909
                                                                    ========      =======    =========      =========    ==========

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

146 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                         Long-Term U.S.                                              New York
Global Bond                 High Yield   Government       Low Duration   Money Market    Municipal   Municipal    Real Return
Fund II        GNMA Fund    Fund         Fund             Fund           Fund            Bond Fund   Bond Fund    Fund
-------------  ----------  ------------  --------------   ------------   ------------    ---------   ----------   ------------
 $    131,062   $ 172,782   $ 4,210,587       $ 690,962    $ 6,374,369      $ 329,322*   $ 222,734      $ 5,011    $ 3,720,662
           93           5         3,758             520        165,262              1           39           20          7,480
        2,593           0             0               0         30,749              0            0            0          2,091
       56,939      63,261       111,075          19,973        896,976              0       56,045            0        378,054
           79       1,699        20,947           2,235         77,237          3,462          858           49         53,136
        2,116         234        88,842           6,152         45,681            606        2,194           84         41,534
           33           0             0               0            249              0           59            0              0
        1,286           1             0               0         24,822              0            0            0              0
      194,201     237,982     4,435,209         719,842      7,615,345        333,391      281,929        5,164      4,202,957
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========

 $     49,440   $ 131,108   $   197,821       $  39,853    $ 1,174,323      $       0    $  76,880      $     0    $    23,595
       44,222           0             0         143,073              0              0       15,880            0        432,843
       14,572       8,112        52,767               0        297,468              0            0            0        378,307
            0           0         4,334               0              0              0            0            0              0
          480           2           906             113         33,686              0            0            0              0
           59         100        12,306           2,177         28,253         49,520          493            0         23,616
           23          21         6,921             531          4,147             82          201            4            304
           17          21           863             115          1,269             43           33            1            686
           19          33         1,066             143          1,189             80           40            1            847
            9           0           733              83            345             29           36            0            494
            4          31           339              47            321             20           20            0            374
           24           5           347             884              0              0           73            0            534
            0           0             0               0              0              0            0            0              0
          558           0           323           1,316         14,311              0            2            0          2,855
      109,427     139,433       278,726         188,335      1,555,312         49,774       93,658            6        864,455
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========

 $     84,774   $  98,549   $ 4,156,483       $ 531,507    $ 6,060,033      $ 283,617    $ 188,271      $ 5,158    $ 3,338,502
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========

 $     86,937   $  98,498   $ 4,851,960       $ 563,606    $ 6,087,582      $ 283,597    $ 186,181      $ 5,048    $ 3,347,211
          571          83           644             444         20,114            113          553           (8)         2,359
         (390)         96      (463,299)        (21,716)         2,143            (93)          88          (96)         2,587
       (2,344)       (128)     (232,822)        (10,827)       (49,806)             0        1,449          214        (13,655)
 $     84,774   $  98,549   $ 4,156,483       $ 531,507    $ 6,060,033      $ 283,617    $ 188,271      $ 5,158    $ 3,338,502
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========

 $      5,262   $  31,836   $   539,679       $ 110,780    $   829,238      $  46,077    $  21,295      $ 2,210    $   527,616
        6,586      13,063       447,674          67,302        203,092         39,281       18,535            0        367,369
        6,890      17,521       537,595          41,830        429,436         80,530       48,265            0        516,693
       66,036      36,129     2,631,535         311,595      4,598,267        117,729      100,176        2,948      1,926,824

          558       2,983        58,741          11,117         82,468         46,077        2,122          214         51,298
          699       1,224        48,727           6,754         20,198         39,281        1,847            0         35,718
          731       1,641        58,514           4,198         42,708         80,530        4,811            0         50,236

 $       9.42   $   10.67   $      9.19       $    9.96    $     10.06      $    1.00    $   10.03      $ 10.35    $     10.29
         9.42       10.67          9.19            9.96          10.06           1.00        10.03         0.00          10.29
         9.42       10.67          9.19            9.96          10.06           1.00        10.03         0.00          10.29

 $    134,491   $ 172,921   $ 4,442,479       $ 700,412    $ 6,404,151      $ 329,322    $ 221,724      $ 4,891    $ 3,730,746
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========
 $      2,577   $       0   $         0       $       0    $    30,839      $       0    $       0      $     0    $     2,082
 ============   =========   ===========       =========    ===========      =========    =========      =======    ===========

*Repurchase Agreement at value $122,651
 Cost of Repurchase Agreement $122,659

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 147

March 31, 2002

                                                                                             Strategic                  Total Return
Amounts in thousands,                                               Short-Term  StocksPLUS   Balanced    Total Return   Mortgage
 except per share amounts                                           Fund        Fund         Fund        Fund           Fund
                                                                    ----------  ----------   ----------  ------------   -----------
Assets:
Investments, at value                                               $2,434,958  $1,042,669     $ 67,251   $67,170,655     $ 126,253
Cash                                                                        39         156           18        39,460            45
Foreign currency, at value                                               1,030       4,278            0        29,780             0
Receivable for investments and forward foreign currency sold            15,547      62,048            1     4,506,512        75,325
Receivable for Fund shares sold                                         21,737       1,429          165       456,245           565
Interest and dividends receivable                                       12,600       7,853          104       483,918           328
Variation margin receivable                                                  0       2,776            0         5,071             0
Other assets                                                                 0           0            0             0             0
                                                                     2,485,911   1,121,209       67,539    72,691,641       202,516
                                                                    ==========  ==========     ========   ===========     =========
Liabilities:
Payable for investments and forward foreign currency purchased      $   15,197  $  125,810     $    104   $18,446,199     $ 110,716
Payable for financing transactions                                           0           0            0             0             0
Payable for short sale                                                  15,495           0            0       317,824        11,038
Due to custodian                                                             0           0            0             0             0
Written options outstanding                                              2,817       3,240            0       307,007             2
Payable for Fund shares redeemed                                             0       3,729        6,039       289,801           255
Dividends payable                                                          790           0            0        38,221            16
Accrued investment advisory fee                                            518         330            0        11,205            17
Accrued administration fee                                                 548         270           12         9,646            23
Accrued distribution fee                                                   122         220           15         3,991             1
Accrued servicing fee                                                      234         106            6         1,885            20
Variation margin payable                                                   234           0            0             0             3
Recoupment payable to Manager                                                0           0            0             0             0
Other liabilities                                                        2,517         340            0        52,836             0
                                                                        38,472     134,045        6,176    19,478,615       122,091
                                                                    ==========  ==========     ========   ===========     =========

Net Assets                                                          $2,447,439  $  987,164     $ 61,363   $53,213,026     $  80,425
                                                                    ==========  ==========     ========   ===========     =========

Net Assets Consist of:
Paid in capital                                                     $2,456,468  $1,297,787     $ 73,706   $53,277,381     $  80,137
Undistributed (overdistributed) net investment income                     (316)     10,513        1,193       210,720           159
Accumulated undistributed net realized gain (loss)                      (1,251)   (345,677)      (6,420)      (54,677)            0
Net unrealized appreciation (depreciation)                              (7,462)     24,541       (7,116)     (220,398)          129
                                                                    $2,447,439  $  987,164     $ 61,363   $53,213,026     $  80,425
                                                                    ==========  ==========     ========   ===========     =========
Net Assets:
Class A                                                             $  756,465  $  107,085     $  4,049   $ 4,749,826     $   7,010
Class B                                                                 11,277     200,010        7,981     1,703,960         5,787
Class C                                                                254,809     187,100       15,229     1,979,410         9,585
Other Classes                                                        1,424,888     492,969       34,104    44,779,830        58,043

Shares Issued and Outstanding:
Class A                                                                 75,682      10,744          387       456,125           677
Class B                                                                  1,128      20,351          764       163,630           559
Class C                                                                 25,493      18,938        1,462       190,081           926

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                             $    10.00  $     9.97     $  10.47   $     10.41     $   10.35
Class B                                                                  10.00        9.83        10.44         10.41         10.35
Class C                                                                  10.00        9.88        10.42         10.41         10.35

Cost of Investments Owned                                           $2,437,599  $1,044,828     $ 74,367   $67,359,581     $ 126,150
                                                                    ==========  ==========     ========   ===========     =========
Cost of Foreign Currency Held                                       $    1,026  $    4,304     $      0   $    29,681     $       0
                                                                    ==========  ==========     ========   ===========     =========

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

148 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

PIMCO Statements of Operations A, B, and C Classes

For the year or period ended March 31, 2002

                                                                       California
                                                                       Intermediate  California               Emerging
                                                                       Municipal     Municipal   Convertible  Markets      Foreign
Amounts in thousands                                                   Bond Fund     Bond Fund   Fund         Bonds Fund   Bond Fund
                                                                       ------------  ----------  -----------  ----------   ---------
Investment Income:
Interest, net of foreign taxes                                              $ 5,112       $ 653    $     404    $  9,796   $ 37,113
Dividends, net of foreign taxes                                                   0           0          720           0        432
Miscellaneous income                                                              0           0            0           0          0
  Total Income                                                                5,112         653        1,124       9,796     37,545

Expenses:
Investment advisory fees                                                        246          39          178         475      1,834
Administration fees                                                             254          39          146         446      2,252
Distribution fees - Class A                                                       0           0            0           0          0
Distribution fees - Class B                                                       0           0           45          29        237
Distribution fees - Class C                                                       0           0           88          22        310
Servicing fees - Class A                                                         55           7           14          11        244
Servicing fees - Class B                                                          0           0           15          10         79
Servicing fees - Class C                                                          0           0           29           7        103
Distribution and/or servicing fees - Other Classes                                6           0            0          33        143
Trustees' fees                                                                    1           0            0           1          5
Organization costs                                                                0           0            0           0          0
Interest expense                                                                 10           1           31          74         58
Miscellaneous expense                                                             4           1            0           0          0
  Total Expenses                                                                576          87          546       1,108      5,265
  Reimbursement by Manager                                                        0           0            2           0          0
  Net Expenses                                                                  576          87          548       1,108      5,265

Net Investment Income                                                         4,536         566          576       8,688     32,280
                                                                            =======       =====    =========    ========   ========
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                       1,860         (22)     (11,292)     10,354     (2,714)
Net realized gain on futures contracts, written options and swaps               619         235            0           0     26,934
Net realized gain (loss) on foreign currency transactions                         0           0          (21)        264     15,126
Net change in unrealized appreciation (depreciation) on investments          (3,157)       (279)       7,940       9,077    (22,510)
Net change in unrealized appreciation (depreciation) on futures
  contracts, written options and swaps                                          204          44            0         127      9,801
Net change in unrealized appreciation (depreciation) on translation
  of assets and liabilities denominated in foreign currencies                     0           0         (150)        (55)   (20,324)
  Net Gain (Loss)                                                              (474)        (22)      (3,523)     19,767      6,313

Net Increase (Decrease) in Assets Resulting from Operations                 $ 4,062       $ 544    $  (2,497)   $ 28,455   $ 38,593
                                                                            =======       =====    =========    ========   ========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 149

For the year or period ended March 31, 2002

                                                                                                               Long-Term U.S.
                                                                            Global Bond            High Yield  Government
Amounts in thousands                                                        Fund II     GNMA Fund  Fund        Fund
                                                                            ----------- ---------  ----------  --------------
Investment Income:
Interest, net of foreign taxes                                              $    3,948  $  1,751   $ 273,495   $      36,181
Dividends, net of foreign taxes                                                     47         0       8,372               0
Miscellaneous income                                                                 0         0         165               0
  Total Income                                                                   3,995     1,751     282,032          36,181

Expenses:
Investment advisory fees                                                           198       117       7,997           1,320
Administration fees                                                                261       173       9,813           1,633
Distribution fees - Class A                                                          0         0           0               0
Distribution fees - Class B                                                         43         0       2,785             483
Distribution fees - Class C                                                         46         0       3,182             304
Servicing fees - Class A                                                            10        34         876             257
Servicing fees - Class B                                                            15        41         928             161
Servicing fees - Class C                                                            16        55       1,061             101
Distribution and/or servicing fees - Other Classes                                   0         0       1,500             180
Trustees' fees                                                                       1         0          20               3
Organization costs                                                                   0         0           0               0
Interest expense                                                                     7        13           0              95
Miscellaneous expense                                                                0         0           0               0
  Total Expenses                                                                   597       433      28,162           4,537

Net Investment Income                                                            3,398     1,318     253,870          31,644
=========================================================================   =========== =========  ==========  ==============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                             37       778    (161,660)         (7,282)
Net capital gain distributions received from underlying funds                        0         0           0               0
Net realized gain (loss) on futures contracts, written options and swaps         2,969        70           0           4,713
Net realized gain (loss) on foreign currency transactions                          630         0         678               0
Net change in unrealized appreciation (depreciation) on investments             (1,032)     (334)    (67,060)        (21,448)
Net change in unrealized appreciation (depreciation) on
  futures contracts, written options and swaps                                     812         2         258             781
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in foreign currencies       (2,462)        0        (403)              0

  Net Gain (Loss)                                                                  954       516    (228,187)        (23,236)

Net Increase in Assets Resulting from Operations                            $    4,352  $  1,834   $  25,683   $       8,408
=========================================================================   =========== =========  ==========  ==============

                                                                            Low Duration
Amounts in thousands                                                        Fund
                                                                            ------------
Investment Income:
Interest, net of foreign taxes                                              $ 293,305
Dividends, net of foreign taxes                                                 5,498
Miscellaneous income                                                                0
  Total Income                                                                298,803

Expenses:
Investment advisory fees                                                       13,117
Administration fees                                                            11,334
Distribution fees - Class A                                                         0
Distribution fees - Class B                                                       979
Distribution fees - Class C                                                     1,125
Servicing fees - Class A                                                        1,214
Servicing fees - Class B                                                          326
Servicing fees - Class C                                                          563
Distribution and/or servicing fees - Other Classes                                681
Trustees' fees                                                                     34
Organization costs                                                                  0
Interest expense                                                                   64
Miscellaneous expense                                                               0
  Total Expenses                                                               29,437

Net Investment Income                                                         269,366
=========================================================================   ==========

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                        67,574
Net capital gain distributions received from underlying funds                       0
Net realized gain (loss) on futures contracts, written options and swaps        7,095
Net realized gain (loss) on foreign currency transactions                       3,067
Net change in unrealized appreciation (depreciation) on investments           (52,704)
Net change in unrealized appreciation (depreciation) on
  futures contracts, written options and swaps                                (21,893)
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in foreign currencies       4,524

  Net Gain (Loss)                                                               7,663

Net Increase in Assets Resulting from Operations                            $ 277,029
=========================================================================   ==========


150 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                         New York                                        Strategic                Total Return
Money Market  Municipal  Municipal  Real Return  Short-Term  StocksPLUS  Balanced   Total Return  Mortgage
Fund          Bond Fund  Bond Fund  Fund         Fund        Fund        Fund       Fund          Fund
------------  ---------  ---------  -----------  ----------  ----------  ---------  ------------  ------------
  $ 11,636     $ 5,953     $257       $84,715     $60,083     $40,902     $   20    $2,609,946       $2,249
         0           0        0            18           0         812      3,264        49,203            0
         5           0        0             0          25           0          2             0            1
    11,641       5,953      257        84,733      60,108      41,714      3,286     2,659,149        2,250


       542         273       13         5,064       3,548       3,938          0       118,914          120
     1,012         340       13         6,326       3,680       3,257        138       100,611          158
         0           0        0             0           0           0          0             0            0
       299          92        0         1,585          65       1,654         64        10,042            0
         0         190        0         1,395         358         995        113        11,280            0
        55          39        3           751       1,050         270         10         9,576           16
       100          31        0           528          22         551         21         3,347           34
        98          95        0           698         298         498         38         3,760           53
        39          25        0           979         258         113          5        18,783           32
         2           1        0            11           8           7          1           300            0
         0           0        0             2           0           0          0             0            0
         0           1        0            65       1,400          81          0           528            0
         0           0        0             0           0           0          0             4            0
     2,147       1,087       29        17,404      10,687      11,364        390       277,145          413

     9,494       4,866      228        67,329      49,421      30,350      2,896     2,382,004        1,837
============  =========  =========  ===========  ==========  ==========  =========  ============  ============

         0         629      (49)       27,004       2,421      10,690     (4,344)      570,086        1,582
         0           0        0             0           0           0        239             0            0
         0         872       71           801       1,271     (81,184)         0       780,545           55
         0           0        0           (87)        (14)      4,081         85        56,035            0
         0      (1,418)       6       (44,336)     (5,325)     (4,383)     3,786      (616,915)        (506)

         0         439       94        (2,133)     (4,955)     54,549          0       (50,974)           8

         0           0        0        (1,016)         (4)     (4,713)       (98)        8,455            0

         0         522      122       (19,767)     (6,606)    (20,960)      (332)      747,232        1,139

  $  9,494     $ 5,388     $350       $47,562     $42,815     $ 9,390     $2,564    $3,129,236       $2,976
============  =========  =========  ===========  ==========  ==========  =========  ============  ============

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 151

PIMCO Statements of Changes in Net Assets A, B, and C Classes

                                                                      California Intermediate        California Municipal
Amounts in thousands                                                  Municipal Bond Fund            Bond Fund
                                                                      -----------------------------  -------------------------------
                                                                                                                         Period from
                                                                          Year Ended     Year Ended      Year Ended  May 16, 2000 to
Increase (Decrease) in Net Assets from:                               March 31, 2002 March 31, 2001  March 31, 2002   March 31, 2001
Operations:
Net investment income (loss)                                             $  4,536       $  4,235        $    566         $    441
Net realized gain (loss)                                                    2,479          1,278             213              544
Net change in unrealized appreciation (depreciation)                       (2,953)         5,126            (235)             428
Net increase (decrease) resulting from operations                           4,062         10,639             544            1,413
====================================================================  =============================  ===============================

Distributions to Shareholders:
From net investment income
  Class A                                                                  (865)          (1,121)             (87)             (4)
  Class B                                                                     0                0                0               0
  Class C                                                                     0                0                0               0
  Other Classes                                                          (3,370)          (3,023)            (447)           (428)
From net realized capital gains
  Class A                                                                  (462)            (100)            (233)              0
  Class B                                                                     0                0                0               0
  Class C                                                                     0                0                0               0
  Other Classes                                                          (2,591)            (211)            (385)           (390)

Total Distributions                                                      (7,288)          (4,455)          (1,152)           (822)
====================================================================  =============================  ===============================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                22,828           41,939            7,047             809
  Class B                                                                     0                0                0               0
  Class C                                                                     0                0                0               0
  Other Classes                                                          58,792          114,297            8,220          21,146
Issued as reinvestment of distributions
  Class A                                                                 1,088            1,122              274               3
  Class B                                                                     0                0                0               0
  Class C                                                                     0                0                0               0
  Other Classes                                                           5,831            3,117              836             808
Cost of shares redeemed
  Class A                                                               (29,857)         (17,618)          (5,637)           (110)
  Class B                                                                     0                0                0               0
  Class C                                                                     0                0                0               0
  Other Classes                                                         (64,380)         (40,805)         (11,071)        (10,590)
Net increase (decrease) resulting from Fund share transactions           (5,698)         102,052             (331)         12,066

Total Increase (Decrease) in Net Assets                                  (8,924)         108,236             (939)         12,657
====================================================================  =============================  ===============================

Net Assets:
Beginning of period                                                     118,464           10,228           12,657               0
End of period *                                                        $109,540         $118,464         $ 11,718        $ 12,657

*Including net undistributed (overdistributed) investment income of:   $    636         $  1,115         $      7        $    152


Amounts in thousands                                                    Convertible Fund
                                                                        ----------------------------------
                                                                              Year Ended        Year Ended
Increase (Decrease) in Net Assets from:                                   March 31, 2002    March 31, 2001
Operations:
Net investment income (loss)                                                 $    576         $    (122)
Net realized gain (loss)                                                      (11,313)           (6,725)
Net change in unrealized appreciation (depreciation)                            7,790           (36,112)
Net increase (decrease) resulting from operations                              (2,947)          (42,959)
====================================================================    ==================================

Distributions to Shareholders:
From net investment income
  Class A                                                                        (299)              (97)
  Class B                                                                        (301)              (49)
  Class C                                                                        (516)             (115)
  Other Classes                                                                (1,017)           (2,107)
From net realized capital gains
  Class A                                                                           0              (328)
  Class B                                                                           0              (297)
  Class C                                                                           0              (729)
  Other Classes                                                                     0            (5,681)

Total Distributions                                                            (2,133)           (9,403)
====================================================================    ==================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                       2,171             5,137
  Class B                                                                       2,908             5,738
  Class C                                                                       4,728            11,544
  Other Classes                                                                 1,509            90,634
Issued as reinvestment of distributions
  Class A                                                                         253               360
  Class B                                                                         166               170
  Class C                                                                         315               543
  Other Classes                                                                   888             7,574
Cost of shares redeemed
  Class A                                                                      (4,119)           (2,198)
  Class B                                                                      (2,066)           (1,077)
  Class C                                                                      (7,365)           (2,818)
  Other Classes                                                               (50,717)         (155,586)
Net increase (decrease) resulting from Fund share transactions                (51,329)          (39,979)

Total Increase (Decrease) in Net Assets                                       (56,409)          (92,341)
====================================================================    ==================================

Net Assets:
Beginning of period
End of period *                                                                91,690           184,031
                                                                             $ 35,281         $  91,690
*Including net undistributed (overdistributed) investment income of:
                                                                             $    878         $  (1,336)


152 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Emerging Markets
Bond Fund                                Foreign Bond Fund                     Global Bond Fund II
-------------------------------------    --------------------------------      -------------------------------
    Year Ended            Year Ended         Year Ended        Year Ended          Year Ended      Year Ended
March 31, 2002        March 31, 2001     March 31, 2002    March 31, 2001      March 31, 2002  March 31, 2001
     $   8,688              $  4,541          $  32,280         $  33,316             $ 3,398        $  4,454
        10,618                 2,700             39,346              (890)              3,636           2,471
         9,149                  (658)           (33,033)           31,945              (2,682)          1,358
        28,455                 6,583             38,593            64,371               4,352           8,283
=====================================    =================================     ===============================

          (320)                  (47)            (4,056)           (3,562)               (157)           (122)
          (273)                 (119)            (1,079)           (1,185)               (193)           (215)
          (191)                  (44)            (1,406)           (1,435)               (206)           (233)
        (7,854)               (4,335)           (25,836)          (26,951)             (2,843)         (3,875)

          (245)                  (16)              (230)           (1,472)               (137)            (71)
          (227)                  (67)               (75)             (555)               (195)           (139)
          (156)                  (25)              (100)             (661)               (218)           (138)
        (5,283)               (2,244)            (1,345)          (10,182)             (1,971)         (1,931)

       (14,549)               (6,897)           (34,127)          (46,003)             (5,920)         (6,724)
=====================================    =================================     ===============================

        17,761                 1,552             78,394            47,003               3,975           1,250
         8,795                 1,124             10,254             6,565               2,152           1,259
        11,971                   819             17,448             9,154               3,385           1,310
       202,475                35,612            242,652           205,439               5,057           6,935

           247                    41              3,527             4,276                 221             153
           250                    84                856             1,313                 256             236
           208                    28              1,221             1,717                 315             282
        12,711                 6,256             24,349            32,854               4,667           5,308

        (4,137)                 (765)           (55,153)          (23,163)             (1,556)           (990)
          (350)                 (740)            (5,449)           (4,326)               (923)           (945)
          (738)                 (295)            (6,518)           (6,727)             (1,865)         (1,750)
       (65,596)              (13,651)          (210,525)         (163,157)             (5,435)        (35,563)
       183,597                30,065            101,056           110,948              10,249         (22,515)

       197,503                29,751            105,522           129,316               8,681         (20,956)
=====================================    =================================     ===============================

        57,598                27,847            674,841           545,525              76,093          97,049
     $ 255,101              $ 57,598          $ 780,363         $ 674,841             $84,774        $ 76,093

     $   6,375              $  1,525          $  29,512         $    (789)            $   571        $    (37)

GNMA Fund                           High Yield Fund
--------------------------------    ---------------------------------
    Year Ended        Year Ended        Year Ended         Year Ended
March 31, 2002    March 31, 2001    March 31, 2002     March 31, 2001
      $  1,318           $   543        $  253,870        $   246,822
           848               286          (160,982)          (237,986)
          (332)              290           (67,205)           111,594
         1,834             1,119            25,683            120,430
=================================   ==================================

          (337)                0           (27,505)          (170,383)
           (67)                0           (26,546)           (23,433)
           (90)                0           (30,307)           (26,307)
          (879)             (510)         (169,127)          (179,923)

          (298)                0                 0                  0
           (82)                0                 0                  0
          (100)                0                 0                  0
          (431)              (54)                0                  0

        (2,284)             (564)         (253,485)          (246,701)
=================================   ==================================

        38,489                10           487,259            215,973
        14,510                 0           196,537            104,829
        20,275                 0           301,457            157,741
        54,379             9,067         1,752,226          1,060,499

           591                 0            16,313              9,591
            90                 0            10,169              9,305
           137                 0            15,812             13,854
         1,174               530           137,969            156,080

        (6,947)                0          (202,204)          (142,592)
        (1,459)                0           (59,749)           (79,244)
        (2,793)                0          (122,660)          (127,866)
       (29,421)           (4,496)         (790,986)        (1,780,150)
        89,025             5,111         1,742,143           (401,980)

        88,575             5,666         1,514,341           (528,251)
=================================   ==================================

         9,974             4,308         2,642,142          3,170,393
      $ 98,549           $ 9,974        $4,156,483        $ 2,642,142

      $     83           $   303        $      644        $    (1,912)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 153

                                                        Long-Term U.S.
Amounts in thousands                                    Government Fund                      Low Duration Fund
                                                        --------------------------------     -----------------------------------
Increase (Decrease) in Net Assets from:                     Year Ended       Year Ended          Year Ended          Year Ended
                                                        March 31, 2002   March 31, 2001      March 31, 2002      March 31, 2001
Operations:

Net investment income (loss)                                 $  31,644        $  23,590         $   269,366         $   288,496
Net realized gain (loss)                                        (2,569)          29,583              77,736              17,000
Net change in unrealized appreciation
   (depreciation)                                              (20,667)           6,314             (70,073)             80,909
Net increase (decrease) resulting
   from operations                                               8,408           59,487             277,029             386,405
===============================================              =========        =========         ===========         ===========

Distributions to Shareholders:

From net investment income
   Class A                                                      (6,077)          (2,965)            (22,081)            (15,815)
   Class B                                                      (3,317)          (1,881)             (5,082)             (4,309)
   Class C                                                      (2,087)          (1,204)             (9,068)             (6,535)
   Other Classes                                               (20,099)         (17,531)           (233,116)           (261,866)
From net realized capital gains
   Class A                                                      (3,307)               0                (922)                  0
   Class B                                                      (1,968)               0                (223)                  0
   Class C                                                      (1,203)               0                (418)                  0
   Other Classes                                                (9,700)               0              (6,446)                  0

Total Distributions                                            (47,758)         (23,581)           (277,356)           (288,525)
===============================================              =========        =========         ===========         ===========

Fund Share Transactions:

Receipts for shares sold
   Class A                                                     189,397           65,435           1,019,082             219,648
   Class B                                                      36,447           29,267             144,646              38,949
   Class C                                                      26,628           27,453             375,302              48,731
   Other Classes                                               237,765          247,593           3,059,377           2,552,105
Issued as reinvestment of distributions
   Class A                                                       7,381            2,067              14,640              11,160
   Class B                                                       2,937              983               2,926               2,484
   Class C                                                       1,979              751               5,865               4,310
   Other Classes                                                26,652           14,726             214,392             229,997
Cost of shares redeemed
   Class A                                                    (157,963)         (34,912)           (473,627)           (197,995)
   Class B                                                     (21,739)         (13,312)            (32,360)            (27,760)
   Class C                                                     (19,514)         (15,587)            (68,299)            (46,954)
   Other Classes                                              (240,162)        (234,568)         (2,804,873)         (2,319,594)

Net increase (decrease) resulting from
   Fund share transactions                                      89,808           89,896           1,457,071             515,081

Total Increase (Decrease) in Net Assets                         50,458          125,802           1,456,744             612,961
===============================================              =========        =========         ===========         ===========

Net Assets:

Beginning of period                                            481,049          355,247           4,603,289           3,990,328
End of period *                                              $ 531,507        $ 481,049         $ 6,060,033         $ 4,603,289

*Including net undistributed
   (overdistributed) investment income of:                   $     444        $      57         $    20,113         $       254

Amounts in thousands                            Money Market Fund
                                                ----------------------------------
                                                    Year Ended         Year Ended
Increase (Decrease) in Net Assets from:         March 31, 2002     March 31, 2001
Operations:

Net investment income (loss)                         $   9,494        $    23,342
Net realized gain (loss)                                     0                  0
Net change in unrealized appreciation
   (depreciation)                                            0                  0
Net increase (decrease) resulting
   from operations                                       9,494             23,342
===========================================          =========        ===========

Distributions to Shareholders:

From net investment income
   Class A                                              (1,435)            (3,696)
   Class B                                                (647)            (1,180)
   Class C                                              (2,651)            (5,051)
   Other Classes                                        (4,763)           (13,413)
From net realized capital gains
   Class A                                                   0                  0
   Class B                                                   0                  0
   Class C                                                   0                  0
   Other Classes                                             0                  0

Total Distributions                                     (9,496)           (23,340)
===========================================          =========        ===========

Fund Share Transactions:

Receipts for shares sold
   Class A                                             537,793          1,564,604
   Class B                                              54,685             81,175
   Class C                                             323,842            666,874
   Other Classes                                       234,018            162,115
Issued as reinvestment of distributions
   Class A                                               1,091              2,229
   Class B                                                 554              1,015
   Class C                                               2,357              4,389
   Other Classes                                         4,776             13,305
Cost of shares redeemed
   Class A                                            (551,747)        (1,609,628)
   Class B                                             (54,243)           (69,411)
   Class C                                            (354,217)          (662,190)
   Other Classes                                      (264,221)          (347,072)

Net increase (decrease) resulting from
   Fund share transactions                             (65,311)          (192,595)

Total Increase (Decrease) in Net Assets                (65,313)          (192,593)
===========================================          =========        ===========

Net Assets:

Beginning of period                                    348,930            541,523
End of period *                                      $ 283,617        $   348,930

*Including net undistributed
   (overdistributed) investment income of:           $     113        $        22

154 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                     New York Municipal
Municipal Bond Fund                  Bond Fund                             Real Return Fund
--------------------------------     ---------------------------------     -------------------------------
    Year Ended        Year Ended         Year Ended         Year Ended         Year Ended       Year Ended
March 31, 2002    March 31, 2001     March 31, 2002     March 31, 2001     March 31, 2002   March 31, 2001
     $   4,866          $  2,679            $   228             $  146         $   67,329        $  40,196
         1,501             1,298                 22                132             27,718            7,571
          (979)            2,568                100                122            (47,485)          30,225
         5,388             6,545                350                400             47,562           77,992
     =========          ========            =======             ======         ==========        =========

          (730)             (354)               (52)                (1)            (9,214)          (2,945)
          (478)             (225)                 0                  0             (4,654)          (1,600)
        (1,574)           (1,160)                 0                  0             (6,868)          (2,448)
        (2,114)             (937)              (173)              (144)           (46,768)         (33,304)

          (188)                0                (69)                 0             (3,842)            (410)
          (142)                0                  0                  0             (2,805)            (249)
          (430)                0                  0                  0             (3,719)            (339)
          (446)                0               (157)               (28)           (14,655)          (4,211)

        (6,102)           (2,676)              (451)              (173)           (92,525)         (45,506)
     =========          ========            =======             ======         ==========        =========

        30,765             6,223              4,536                185            641,830           82,016
        12,917             5,629                  0                  0            349,676           46,156
        23,936             4,912                  0                  0            505,240           68,127
        91,914            30,520                581                400          1,753,128          521,572

           502               102                104                  1              9,633            2,408
           284                96                  0                  0              4,341            1,119
         1,271               775                  0                  0              6,699            1,523
         2,329               911                301                172             57,113           34,164

       (21,197)           (4,055)            (2,577)               (11)          (212,194)          (8,866)
        (3,083)           (2,900)                 0                  0            (36,378)          (5,441)
        (7,304)           (5,444)                 0                  0            (69,209)          (7,743)
       (23,485)          (13,085)            (1,738)                 0           (525,536)        (138,260)
       108,849            23,684              1,207                747          2,484,343          596,775

       108,135            27,553              1,106                974          2,439,380          629,261
     =========          ========            =======             ======         ==========        =========

        80,136            52,583              4,052              3,078            899,122          269,861
     $ 188,271          $ 80,136            $ 5,158             $4,052         $3,338,502        $ 899,122

     $     553          $     17            $    (8)            $   66         $    2,359        $   3,210

Short-Term Fund                    StocksPLUS Fund
-------------------------------    -------------------------------
    Year Ended       Year Ended        Year Ended       Year Ended
March 31, 2002   March 31, 2001    March 31, 2002   March 31, 2001
    $   49,421        $  43,519        $   30,350       $   (1,627)
         3,678              204           (66,413)        (179,612)
       (10,284)           6,182            45,453         (108,609)
        42,815           49,905             9,390         (289,848)
   ===========        =========        ==========       ==========

       (12,869)          (4,951)           (2,390)          (2,688)
          (242)            (353)           (3,662)          (4,878)
        (3,231)          (1,107)           (3,690)          (4,310)
       (33,080)         (37,088)          (11,448)         (12,257)

          (847)            (126)                0          (10,401)
           (17)             (11)                0          (21,799)
          (295)             (31)                0          (18,410)
        (1,699)            (893)                0          (38,105)

       (52,280)         (44,560)          (21,190)        (112,848)
   ===========        =========        ==========       ==========

     1,204,450           90,544            37,265          114,951
        10,278            5,009            18,893           44,932
       263,130           17,069            26,431           42,342
     1,654,949          571,111           130,154          213,063

        10,204            3,540             1,780            9,885
           161              234             2,702           19,868
         2,003              468             3,078           19,135
        28,799           29,138            11,194           49,296

      (539,477)         (86,081)          (38,763)        (132,114)
        (6,067)          (5,037)          (58,950)         (99,474)
       (33,186)         (12,670)          (46,762)         (82,398)
      (789,513)        (676,498)         (103,541)        (280,102)
     1,805,731          (63,173)          (16,519)         (80,616)

     1,796,266          (57,828)          (28,319)        (483,312)
   ===========        =========        ==========       ==========

       651,173          709,001         1,015,483        1,498,795
    $2,447,439        $ 651,173        $  987,164       $1,015,483

    $     (316)       $  (1,518)       $   10,513       $  (26,538)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 155

PIMCO Statements of Changes in Net Assets A, B, and C Classes (Cont.)

                                                                   Strategic
Amounts in thousands                                               Balanced Fund                       Total Return Fund
                                                                  ------------------------------      -----------------------------
                                                                     Year Ended       Year Ended         Year Ended      Year Ended
Increase (Decrease) in Net Assets from:                          March 31, 2002   March 31, 2001     March 31, 2002  March 31, 2001
Operations:

Net investment income                                              $     2,896     $      5,108       $  2,382,004     $ 2,324,651
Net realized gain (loss)                                                (4,259)           1,743          1,406,666       1,226,362
Net capital gain distributions received from underlying funds              239            1,770                  0               0
Net change in unrealized appreciation (depreciation)                     3,688          (15,730)           659,434         795,370
Net increase (decrease) resulting from operations                        2,564           (7,109)         3,129,236       4,346,383
==============================================================     ============    =============      =============    ============

Distributions to Shareholders:

From net investment income
   Class A                                                                (116)            (205)          (178,290)       (141,989)
   Class B                                                                (180)            (466)           (51,801)        (39,621)
   Class C                                                                (330)            (580)           (58,158)        (43,753)
   Other Classes                                                        (1,627)          (2,983)        (2,092,370)     (2,103,390)
From net realized capital gains
   Class A                                                                   0             (220)          (113,782)              0
   Class B                                                                   0             (564)           (41,330)              0
   Class C                                                                   0             (739)           (45,959)              0
   Other Classes                                                             0           (2,927)        (1,157,547)              0

Total Distributions                                                     (2,253)          (8,684)        (3,739,237)     (2,328,753)
==============================================================     ============    =============      =============    ============

Fund Share Transactions:

Receipts for shares sold
   Class A                                                               1,371            1,366          3,207,858       1,764,570
   Class B                                                               1,356            1,205            894,303         382,832
   Class C                                                               4,813            6,349          1,126,447         493,040
   Other Classes                                                         6,761            4,620         17,948,269      13,706,067
Issued as reinvestment of distributions
   Class A                                                                  96              362            161,638          66,764
   Class B                                                                 135              784             52,518          21,289
   Class C                                                                 216            1,030             64,627          25,930
   Other Classes                                                         1,625            5,829          2,836,995       1,737,051
Cost of shares redeemed
   Class A                                                              (1,093)          (1,761)        (1,621,239)       (848,932)
   Class B                                                              (2,028)          (3,157)          (195,341)       (123,611)
   Class C                                                              (3,862)          (3,895)          (287,878)       (180,906)
   Other Classes                                                       (22,842)         (77,433)       (12,870,563)     (8,092,604)
Net increase (decrease) resulting from Fund share transactions         (13,452)         (64,701)        11,317,634       8,951,490

Total Increase (Decrease) in Net Assets                                (13,141)         (80,494)        10,707,633      10,969,120
==============================================================     ============    =============      =============    ============

Net Assets:

Beginning of period                                                     74,504          154,998         42,505,393      31,536,273
End of period *                                                    $    61,363     $     74,504       $ 53,213,026     $42,505,393

*Including net undistributed investment income of:                 $     1,193     $        465       $    210,720     $   154,725


Amounts in thousands                                                    Total Return
                                                                        Mortgage Fund
                                                                       -------------------------------
                                                                          Year Ended       Year Ended
Increase (Decrease) in Net Assets from:                               March 31, 2002   March 31, 2001
Operations:

Net investment income                                                     $  1,837         $ 1,027
Net realized gain (loss)                                                     1,637             751
Net capital gain distributions received from underlying funds                    0               0
Net change in unrealized appreciation (depreciation)                          (498)            649
Net increase (decrease) resulting from operations                            2,976           2,427
==============================================================            =========        ========

Distributions to Shareholders:
From net investment income
   Class A                                                                    (247)            (13)
   Class B                                                                    (100)             (8)
   Class C                                                                    (158)            (28)
   Other Classes                                                            (1,347)           (978)
From net realized capital gains
   Class A                                                                    (201)             (6)
   Class B                                                                    (173)             (4)
   Class C                                                                    (292)            (18)
   Other Classes                                                            (1,179)           (335)

Total Distributions                                                         (3,697)         (1,390)
==============================================================            =========        ========

Fund Share Transactions:

Receipts for shares sold
   Class A                                                                  12,310           1,132
   Class B                                                                   5,751             865
   Class C                                                                   8,867           2,205
   Other Classes                                                            54,549          20,314
Issued as reinvestment of distributions
   Class A                                                                     296              14
   Class B                                                                     153              11
   Class C                                                                     343              41
   Other Classes                                                             2,446           1,308
Cost of shares redeemed
   Class A                                                                  (6,425)           (384)
   Class B                                                                    (821)            (68)
   Class C                                                                  (1,323)           (363)
   Other Classes                                                           (20,068)         (5,181)
Net increase (decrease) resulting from Fund share transactions              56,078          19,894

Total Increase (Decrease) in Net Assets                                     55,357          20,931
==============================================================            =========        ========

Net Assets:

Beginning of period                                                         25,068           4,137
End of period *                                                           $ 80,425         $25,068

*Including net undistributed investment income of:                        $    159         $   382

156 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

PIMCO Statements of Cash Flows A, B, and C Classes

For the period ended March 31, 2002

                                                                                                 Long-Term
                                                                     Foreign        Global Bond  U.S. Gov't    Real Return
Amounts in thousands                                                 Bond Fund      Fund II      Fund          Fund
                                                                     ------------   -----------  ------------  ------------
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares                                                 $   348,011    $   14,519   $   490,151   $ 3,207,060
Redemptions of Fund shares                                              (276,576)       (9,734)     (439,082)     (821,701)
Cash distributions paid                                                   (4,159)         (469)      (86,729)      (15,510)
Decrease from financing transactions                                     (56,358)      (12,146)     (131,758)     (323,463)
Net increase (decrease) from financing activities                         10,918        (7,830)     (167,418)    2,046,386

Operating Activities
Purchases of long-term securities and foreign currency                (5,098,660)     (426,258)   (3,821,565)   (8,732,998)
Proceeds from sales of long-term securities and foreign currency       4,726,579       442,428     3,929,518     6,491,624
Purchases of short-term securities (net)                                  47,605       (13,666)       (2,449)      143,401
Net investment income                                                     32,280         3,398        31,644        67,329
Change in other receivables/payables (net)                               265,952          (805)       30,699        (8,148)
Net increase (decrease) from operating activities                        (26,244)        5,097       167,847    (2,038,792)

Net Increase (Decrease) in Cash and Foreign Currency                     (15,326)       (2,733)          429         7,594
================================================================     ============   ===========  ============  ============

Cash and Foreign Currency
Beginning of period                                                       37,332         5,419            91         1,977
End of period                                                        $    22,006    $    2,686   $       520   $     9,571

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 157

PIMCO Notes to Financial Statements A, B, and C Classes

March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Funds' financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and


158 PIMCO Funds Annual Report | 3.31.02
non-class specific expenses of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability, which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Funds exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the

                                         3.31.02 | PIMCO Funds Annual Report 159

March 31, 2002


customary settlement period. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Retail Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Money Market, Municipal Bond, New York Municipal Bond and Short-Term Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Short-Term, Money Market, Real Return1 and Real Return II Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds2; 0.24% for the Municipal Bond Fund3; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.

/1/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.05%, to 0.20% per annum.

/2/ On October 1, 2001, the Funds' Administrative Fees were reduced by 0.02%, to 0.22% per annum.

/3/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.01%, to 0.24% per annum.

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in

160 PIMCO Funds Annual Report | 3.31.02
return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests. The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC ("PFD"), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                  Effective Rate
                                            --------------------------
                                            Distribution     Servicing
                                              Fee (%)          Fee (%)
                                            ------------     ---------
Class A

Money Market Fund                                 --            0.10

All other Funds                                   --            0.25

Class B

All Funds                                       0.75            0.25

Class C

Low Duration, Real Return,
StocksPLUS and Municipal Bond Funds             0.50            0.25

Short-Term Fund                                 0.30            0.25

Money Market Fund                                 --            0.10

All other Funds                                 0.75            0.25

Class D

All Funds                                         --            0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2002 PFD received $31,331,609 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Real Return II, Real Return Asset, Convertible, European Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                       Inst'l Class      Admn Class        Class A       Class B       Class C     Class D
                                       ------------      ----------        -------       -------       -------     -------
California Intermediate
Municipal Bond Fund                        0.47%             0.72%          0.85%            --            --       0.85%
California Municipal
Bond Fund                                  0.47%               --           0.85%            --            --       0.85%
Convertible Fund                           0.65%             0.90%          1.05%          1.80%         1.80%      1.05%
New York
Municipal Bond Fund                        0.47%               --           0.85%            --            --       0.85%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

3.31.02 | PIMCO Funds Annual Report 161

March 31, 2002

4. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                     California Intermediate                      California Municipal
                                                      Municipal Bond Fund                             Bond Fund
                                          ------------------------------------------   ---------------------------------------------
                                               Year Ended            Year Ended             Year Ended       Period from 05/16/2000
                                               03/31/2002            03/31/2001             03/31/2002            to 03/31/2001
                                           Shares      Amount    Shares      Amount     Shares      Amount    Shares        Amount
---------------------------------------   ------------------------------------------   ---------------------------------------------
Receipts for shares sold
 Class A                                     2,190   $  22,828     4,144   $  41,939        662    $  7,047        79    $     809
 Class B                                         0           0         0           0          0           0         0            0
 Class C                                         0           0         0           0          0           0         0            0
 Other Classes                               5,617      58,792    11,297     114,297        796       8,220     2,107       21,146
Issued as reinvestment of distributions
 Class A                                       104       1,088       108       1,122         27         274         0            3
 Class B                                         0           0         0           0          0           0         0            0
 Class C                                         0           0         0           0          0           0         0            0
 Other Classes                                 563       5,831       300       3,117         81         836        79          808
Cost of shares redeemed
 Class A                                    (2,787)    (29,857)   (1,690)    (17,618)      (554)     (5,637)      (11)        (110)
 Class B                                         0           0         0           0          0           0         0            0
 Class C                                         0           0         0           0          0           0         0            0
 Other Classes                              (6,083)    (64,380)   (3,998)    (40,805)    (1,066)    (11,071)   (1,031)     (10,590)
Net increase (decrease) resulting from
 Fund share transactions                      (396)  $  (5,698)   10,161   $ 102,052        (54)   $   (331)    1,223    $  12,066
=======================================   ==========================================   ===========================================
                                                       Convertible Fund
                                          -------------------------------------------
                                               Year Ended             Year Ended
                                               03/31/2002             03/31/2001
                                           Shares      Amount     Shares      Amount
                                          -------------------------------------------
Receipts for shares sold
 Class A                                       191   $   2,171        362   $   5,137
 Class B                                       268       2,908        408       5,738
 Class C                                       413       4,728        826      11,544
 Other Classes                                 134       1,509      6,630      90,634
Issued as reinvestment of distributions
 Class A                                        24         253         27         360
 Class B                                        16         166         13         170
 Class C                                        30         315         41         543
 Other Classes                                  84         888        563       7,574
Cost of shares redeemed
 Class A                                      (373)     (4,119)      (156)     (2,198)
 Class B                                      (192)     (2,066)       (83)     (1,077)
 Class C                                      (652)     (7,365)      (211)     (2,818)
 Other Classes                              (4,650)    (50,717)   (12,009)   (155,586)
Net increase (decrease) resulting from
 Fund share transactions                    (4,707)  $ (51,329)    (3,589)  $ (39,979)
======================================    ===========================================

                                                       High Yield Fund                      Long-Term U.S. Government Fund
                                          -------------------------------------------  -------------------------------------------
                                               Year Ended            Year Ended             Year Ended            Year Ended
                                               03/31/2002            03/31/2001             03/31/2002            03/31/2002
                                           Shares      Amount    Shares       Amount     Shares      Amount    Shares      Amount
---------------------------------------   -------------------------------------------  -------------------------------------------
Receipts for shares sold
 Class A                                    51,863  $  487,259    21,540  $   215,973     17,872   $ 189,397     6,302   $  65,435
 Class B                                    20,826     196,537    10,467      104,829      3,443      36,447     2,830      29,267
 Class C                                    32,029     301,457    15,771      157,741      2,516      26,628     2,653      27,453
 Other Classes                             185,832   1,752,226   105,814    1,060,499     22,065     237,765    24,046     247,593
Issued as reinvestment of distributions
 Class A                                     1,733      16,313       960        9,591        708       7,381       202       2,067
 Class B                                     1,077      10,169       931        9,305        282       2,937        96         983
 Class C                                     1,676      15,812     1,386       13,854        190       1,979        74         751
 Other Classes                              14,626     137,969    15,618      156,080      2,558      26,652     1,443      14,726
Cost of shares redeemed
 Class A                                   (21,444)   (202,204)  (14,202)    (142,592)   (14,927)   (157,963)   (3,410)    (34,912)
 Class B                                    (6,326)    (59,749)   (7,912)     (79,244)    (2,078)    (21,739)   (1,324)    (13,312)
 Class C                                   (13,015)   (122,660)  (12,774)    (127,866)    (1,859)    (19,514)   (1,517)    (15,587)
 Other Classes                             (84,014)   (790,986) (180,099)  (1,780,150)   (22,609)   (240,162)  (22,514)   (234,568)
Net increase (decrease) resulting from
 Fund share transactions                   184,863  $1,742,143   (42,500) $  (401,980)     8,161   $  89,808     8,881   $  89,896
=======================================   ===========================================  ===========================================
                                                       Low Duration Fund
                                          --------------------------------------------
                                               Year Ended            Year Ended
                                               03/31/2002             03/31/2002
                                            Shares       Amount    Shares       Amount
---------------------------------------   --------------------------------------------
Receipts for shares sold
 Class A                                    100,440  $ 1,019,082    22,253  $   219,648
 Class B                                     14,274      144,646     3,943       38,949
 Class C                                     37,007      375,302     4,934       48,731
 Other Classes                              302,614    3,059,377   258,655    2,552,105
Issued as reinvestment of distributions
 Class A                                      1,447       14,640     1,130       11,160
 Class B                                        289        2,926       251        2,484
 Class C                                        580        5,865       436        4,310
 Other Classes                               21,206      214,392    23,288      229,997
Cost of shares redeemed
 Class A                                    (46,740)    (473,627)  (20,071)    (197,995)
 Class B                                     (3,198)     (32,360)   (2,818)     (27,760)
 Class C                                     (6,751)     (68,299)   (4,762)     (46,954)
 Other Classes                             (277,499)  (2,804,873) (235,187)  (2,319,594)
Net increase (decrease) resulting from
 Fund share transactions                    143,669  $ 1,457,071    52,052  $   515,081
=======================================   =============================================

162 PIMCO Funds Annual Report | 3.31.02

      Emerging Markets Bond Fund                      Foreign Bond Fund                        Global Bond Fund II
---------------------------------------   ----------------------------------------   -----------------------------------------
     Year Ended           Year Ended          Year Ended           Year Ended            Year Ended          Year Ended
     03/31/2002           03/31/2001          03/31/2002           03/31/2001            03/31/2002          03/31/2001
 Shares     Amount    Shares    Amount     Shares     Amount    Shares     Amount     Shares     Amount    Shares      Amount
---------------------------------------   ----------------------------------------   -----------------------------------------
  1,901  $  17,761       182  $  1,552      7,545  $  78,394     4,650  $  47,003        412    $ 3,975       133    $  1,250
    948      8,795       134     1,124        985     10,254       650      6,565        223      2,152       133       1,259
  1,275     11,971        97       819      1,678     17,448       906      9,154        351      3,385       140       1,310
 21,869    202,475     4,293    35,612     23,260    242,652    20,323    205,439        536      5,057       737       6,935
     27        247         5        41        339      3,527       424      4,276         23        221        16         153
     27        250        10        84         82        856       130      1,313         27        256        25         236
     22        208         3        28        117      1,221       170      1,717         33        315        30         282
  1,393     12,711       751     6,256      2,342     24,349     3,258     32,854        486      4,667       567       5,308
   (440)    (4,137)      (88)     (765)    (5,302)   (55,153)   (2,291)   (23,163)      (163)    (1,556)     (105)       (990)
    (39)      (350)      (87)     (740)      (523)    (5,449)     (428)    (4,326)       (97)      (923)     (100)       (945)
    (81)      (738)      (35)     (295)      (626)    (6,518)     (666)    (6,727)      (195)    (1,865)     (186)     (1,750)
 (7,180)   (65,596)   (1,652)  (13,651)   (20,187)  (210,525)  (16,157)  (163,157)      (560)    (5,435)   (3,782)    (35,563)
 19,722  $ 183,597     3,613  $ 30,065      9,710  $ 101,056    10,969  $ 110,948      1,076    $10,249    (2,392)   $(22,515)
=======================================   ========================================   =========================================

                GNMA Fund
-----------------------------------------
     Year Ended            Year Ended
     03/31/2002            03/31/2001
  Shares     Amount    Shares     Amount
-----------------------------------------
   3,577   $ 38,489         1    $    10
   1,352     14,510         0          0
   1,889     20,275         0          0
   5,062     54,379       908      9,067
      55        591         0          0
       8         90         0          0
      13        137         0          0
     110      1,174        53        530
    (650)    (6,947)        0          0
    (136)    (1,459)        0          0
    (261)    (2,793)        0          0
  (2,742)   (29,421)     (441)    (4,496)
   8,277   $ 89,025       521    $ 5,111
=========================================

                                                                                                           New York
           Money Market Fund                            Municipal Bond Fund                          Municipal Bond Fund
---------------------------------------------  ----------------------------------------   -----------------------------------------
      Year Ended              Year Ended          Year Ended           Year Ended            Year Ended          Year Ended
      03/31/2002              03/31/2001          03/31/2002           03/31/2001            03/31/2002          03/31/2001
  Shares     Amount      Shares       Amount     Shares     Amount    Shares     Amount     Shares     Amount    Shares   Amount
---------------------------------------------  ----------------------------------------   --------------------------------------
 537,794  $ 537,793   1,564,604  $ 1,564,604    3,035     $ 30,765       636   $  6,223      435     $ 4,536        17    $ 185
  54,685     54,684      81,174       81,175    1,274       12,917       579      5,629        0           0         0        0
 323,842    323,842     666,874      666,874    2,360       23,936       503      4,912        0           0         0        0
 234,018    234,018     162,116      162,115    9,110       91,914     3,184     30,520       54         581        38      400
   1,091      1,091       2,229        2,229       50          502        11        102       10         104         0        1
     554        554       1,015        1,015       28          284        10         96        0           0         0        0
   2,357      2,357       4,389        4,389      126        1,271        80        775        0           0         0        0
   4,776      4,776      13,305       13,305      231        2,329        94        911       29         301        17      172
(551,747)  (551,747) (1,609,628)  (1,609,628)  (2,099)     (21,197)     (426)    (4,055)    (248)     (2,577)       (1)     (11)
 (54,243)   (54,243)    (69,411)     (69,411)    (305)      (3,083)     (300)    (2,900)       0           0         0        0
(354,217)  (354,217)   (662,190)    (662,190)    (723)      (7,304)     (563)    (5,444)       0           0         0        0
(264,221)  (264,221)   (347,072)    (347,072)  (2,320)     (23,485)   (1,362)   (13,085)    (163)     (1,738)        0        0
 (65,311) $ (65,311)   (192,595) $  (192,595)  10,767     $108,849     2,446   $ 23,684      117     $ 1,207        71    $ 747
============================================  =========================================    =====================================
              Real Return Fund
--------------------------------------------
     Year Ended              Year Ended
     03/31/2002              03/31/2001
  Shares       Amount    Shares      Amount
--------------------------------------------
  61,665   $  641,830     8,084   $  82,016
  33,534      349,676     4,550      46,156
  48,442      505,240     6,698      68,127
 168,294    1,753,128    51,913     521,572
     932        9,633       238       2,408
     421        4,341       111       1,119
     649        6,699       151       1,523
   5,524       57,113     3,395      34,164
 (20,520)    (212,194)     (885)     (8,866)
  (3,514)     (36,378)     (541)     (5,441)
  (6,683)     (69,209)     (771)     (7,743)
 (50,611)    (525,536)  (13,721)   (138,260)
 238,133   $2,484,343    59,222   $ 596,775
============================================

                                         3.31.02 | PIMCO Funds Annual Report 163

March 31, 2002

4. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                        Short-Term Fund                              StocksPLUS Fund
                                           -----------------------------------------    ------------------------------------------
                                              Year Ended             Year Ended              Year Ended           Year Ended
                                              03/31/2002             03/31/2001              03/31/2002           03/31/2001
                                           Shares    Amount       Shares      Amount     Shares       Amount   Shares    Amount
----------------------------------------   -----------------------------------------    ------------------------------------------
Receipts for shares sold
 Class A                                    120,012   $1,204,450     9,080  $  90,544      3,711   $  37,265      8,726   $ 114,951
 Class B                                      1,024       10,278       503      5,009      1,914      18,893      3,507      44,932
 Class C                                     26,211      263,130     1,711     17,069      2,632      26,431      3,337      42,342
 Other Classes                              164,935    1,654,949    57,226    571,111     12,761     130,154     16,726     213,063
Issued as reinvestment of distributions
 Class A                                      1,017       10,204       355      3,540        173       1,780        808       9,885
 Class B                                         16          161        23        234        265       2,702      1,643      19,868
 Class C                                        200        2,003        47        468        301       3,078      1,577      19,135
 Other Classes                                2,870       28,799     2,919     29,138      1,080      11,194      3,985      49,296
Cost of shares redeemed
 Class A                                    (53,758)    (539,477)   (8,632)   (86,081)    (3,861)    (38,763)   (10,253)   (132,114)
 Class B                                       (606)      (6,067)     (505)    (5,037)    (5,956)    (58,950)    (7,828)    (99,474)
 Class C                                     (3,308)     (33,186)   (1,271)   (12,670)    (4,721)    (46,762)    (6,464)    (82,398)
 Other Classes                              (78,694)    (789,513)  (67,797)  (676,498)    (9,908)   (103,541)   (21,844)   (280,102)
Net increase (decrease) resulting from
 Fund share transactions                    179,919   $1,805,731    (6,341) $ (63,173)    (1,609)  $ (16,519)    (6,080)  $ (80,616)
======================================    ============================================  ============================================
                                                   Strategic Balanced Fund
                                            ------------------------------------------
                                                 Year Ended            Year Ended
                                                 03/31/2002            03/31/2001
                                             Shares      Amount     Shares    Amount
                                            -------------------     -----------------
Receipts for shares sold
 Class A                                           131  $  1,371         113  $  1,366
 Class B                                           129     1,356         103     1,205
 Class C                                           461     4,813         548     6,349
 Other Classes                                     640     6,761         388     4,620
Issued as reinvestment of distributions
 Class A                                             9        96          31       362
 Class B                                            13       135          68       784
 Class C                                            21       216          94     1,030
 Other Classes                                     157     1,625         502     5,829
Cost of shares redeemed
 Class A                                          (104)   (1,093)       (144)   (1,761)
 Class B                                          (194)   (2,028)       (267)   (3,157)
 Class C                                          (370)   (3,862)       (325)   (3,895)
 Other Classes                                  (2,174)  (22,842)     (6,100)  (77,433)
Net increase (decrease) resulting from
 Fund share transactions                        (1,282) $(13,452)     (4,989) $(64,701)
========================================    ===========================================

                                                          Total Return Fund                          Total Return Mortgage Fund
                                             ------------------------------------------------   ------------------------------------
                                                    Year Ended               Year Ended             Year Ended         Year Ended
                                                    03/31/2002               03/31/2001             03/31/2002         03/31/2002
                                               Shares       Amount        Shares      Amount      Shares   Amount   Shares    Amount
---------------------------------------    --------------------------------------------------   ------------------------------------
Receipts for shares sold
 Class A                                     302,767   $  3,207,858     172,063   $ 1,764,570     1,173  $ 12,310      110  $ 1,132
 Class B                                      84,273        894,303      37,206       382,832       544     5,751       84      865
 Class C                                     106,182      1,126,447      47,953       493,040       837     8,867      214    2,205
 Other Classes                             1,692,700     17,948,269   1,343,263    13,706,067     5,197    54,549    2,031   20,314
Issued as reinvestment of distributions
 Class A                                      15,326        161,638       6,538        66,764        28       296        1       14
 Class B                                       4,984         52,518       2,087        21,289        15       153        1       11
 Class C                                       6,133         64,627       2,541        25,930        33       343        4       41
 Other Classes                               268,980      2,836,995     170,440     1,737,051       234     2,446      128    1,308
Cost of shares redeemed
 Class A                                    (152,976)    (1,621,239)    (83,133)     (848,932)     (598)   (6,425)     (37)    (384)
 Class B                                     (18,397)      (195,341)    (12,202)     (123,611)      (78)     (821)      (7)     (68)
 Class C                                     (27,161)      (287,878)    (17,882)     (180,906)     (127)   (1,323)     (35)    (363)
 Other Classes                            (1,213,735)   (12,870,563)   (794,516)   (8,092,604)   (1,893)  (20,068)    (505)  (5,181)
Net increase resulting from
 Fund share transactions                   1,069,076   $ 11,317,634     874,358   $ 8,951,490     5,365  $ 56,078    1,989  $19,894
=======================================   ===================================================   ====================================

164 PIMCO Funds Annual Report | 3.31.02

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2002, were as follows (amounts in thousands):

                                      U.S. Government/Agency                 All Other
                                    ----------------------------------------------------------
                                      Purchases        Sales         Purchases        Sales
----------------------------------------------------------------------------------------------
California Intermediate
Municipal Bond Fund                 $      9,600    $        226    $    90,413    $    96,148
California Municipal Bond Fund                 0             113         27,175         27,413
Convertible Fund                               0               0        130,474        186,488
Emerging Markets Bond Fund                     0               0        795,908        643,240
Foreign Bond Fund                      4,187,557       3,992,394      1,041,996        902,415
Global Bond Fund II                      383,457         354,148         89,249        109,619
GNMA Fund                                818,622         715,982         16,618          5,339
High Yield Fund                          748,251         734,163      4,001,226      2,181,090
Long-Term U.S. Government Fund         3,745,155       3,645,336        108,109        108,327
Low Duration Fund                     40,546,525      42,574,529      1,278,251      1,365,340
Money Market Fund                              0               0              0              0
Municipal Bond Fund                      121,117         157,545        288,414        117,983
New York Municipal Bond Fund                 113             113         10,997          9,733
Real Return Fund                       8,326,662       6,144,319        374,504        224,410
Short-Term Fund                          917,613       1,048,957      1,066,466        474,380
StocksPLUS Fund                        4,596,763       5,136,511        223,396        326,037
Strategic Balanced Fund                        0               0         26,686         28,543
Total Return Fund                    258,336,734     258,138,487     22,010,864     14,051,151
Total Return Mortgage Fund               829,987         849,253        115,589         10,087

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                           CA Intermediate
                            Municipal Bond     Foreign Bond            Global           GNMA       High Yield      Long-Term U.S.
                                      Fund             Fund      Bond Fund II           Fund             Fund     Government Fund
                           ------------------------------------------------------------------------------------------------------
                                                                          Premium
---------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2001             $      0         $    696           $    56       $      0        $       0             $   631
Sales                                  248           20,436             2,133             34            1,149               2,357
Closing Buys                             0          (10,414)           (1,136)            (8)               0              (1,629)
Expirations                           (248)          (1,803)             (182)             0                0              (1,172)
Exercised                                0                0                 0              0                0                   0
---------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002             $      0         $  8,915           $   871       $     26        $   1,149             $   186
=================================================================================================================================

                              Low Duration   Municipal Bond        Short-Term     StocksPLUS     Total Return        Total Return
                                      Fund             Fund              Fund           Fund             Fund       Mortgage Fund
                              ---------------------------------------------------------------------------------------------------
                                                                          Premium
---------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2001             $  1,822         $      0           $     0       $    756        $  35,755            $     0
Sales                               67,855              445             2,930         15,864          898,737                 34
Closing Buys                        (5,210)               0                 0         (3,576)        (140,121)                (8)
Expirations                        (38,827)            (445)           (1,717)       (10,158)        (436,524)                 0
Exercised                                0                0                 0              0          (41,722)                 0
--------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002             $ 25,640         $      0           $ 1,213       $  2,886        $ 316,125            $    26
================================================================================================================================

                                         3.31.02 | PIMCO Funds Annual Report 165

March 31, 2002

7.  Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):

                                                                                                                        Net Tax
                                                                                                                Appreciation on
                                                                                     Net Unrealized             Derivatives and
                                           Undistributed      Undistributed       Tax Appreciation/            Foreign Currency
                                             Ordinary             Long-Term       (Depreciation) on                 Denominated
                                              Income          Capital Gains        Investments/(1)/     Assets/Liabilities/(2)/
                                           ------------------------------------------------------------------------------------
California Intermediate
  Municipal Bond Fund                          $     642          $     427            $     1,949                   $       -
California Municipal Bond Fund                        25                  -                    157                           -
Convertible Fund                                     968                  -                 (1,305)                        (88)
Emerging Markets Bond Fund                         6,365                  -                  9,277                         127
Foreign Bond Fund                                 51,322                  -                (44,129)                     (8,742)
Global Bond Fund II                                2,603                  -                 (3,437)                     (1,011)
GNMA Fund                                             59                 73                   (115)                         34
High Yield Fund                                    1,640                  -               (236,133)                     (2,208)
Long-Term U.S. Government Fund                       101                  2                 (9,593)                       (328)
Low Duration Fund                                 28,828                  -                (33,043)                    (18,645)
Money Market Fund                                     38                  -                      -                           -
Municipal Bond Fund                                  553                528                  1,009                           -
New York Municipal Bond Fund                           -                  -                    119                           -
Real Return Fund                                   3,348              2,760                (11,116)                     (3,701)
Short-Term Fund                                        -                  -                 (2,627)                     (3,126)
StocksPLUS Fund                                   11,663                  -                 (2,168)                     (1,671)
Strategic Balanced Fund                            1,193                  -                (10,078)                          0
Total Return Fund                                235,699              4,016               (214,544)                    (68,421)
Total Return Mortgage Fund                           168                 32                     27                          61

                                                        Other
                                                  Book-to-Tax
                                                   Accounting         Net Capital Loss        Post-October
                                             Differences/(3)/          Carryovers/(4)/         Losses/(5)/
                                             -------------------------------------------------------------
California Intermediate
  Municipal Bond Fund                          $         (6)      $                 -  $                -
California Municipal Bond Fund                          (18)                        -                (181)
Convertible Fund                                         (8)                  (21,259)             (1,854)
Emerging Markets Bond Fund                                -                         -                 (44)
Foreign Bond Fund                                         -                         -                   -
Global Bond Fund II                                       -                      (213)               (105)
GNMA Fund                                                 -                         -                   -
High Yield Fund                                           -                  (381,856)            (76,920)
Long-Term U.S. Government Fund                            -                         -             (22,279)
Low Duration Fund                                         -                         -              (4,690)
Money Market Fund                                         -                       (18)                  -
Municipal Bond Fund                                       -                         -                   -
New York Municipal Bond Fund                             (7)                        -                  (2)
Real Return Fund                                          -                         -                   -
Short-Term Fund                                           -                         -              (3,276)
StocksPLUS Fund                                           -                  (318,446)                  -
Strategic Balanced Fund                                   -                    (1,324)             (2,134)
Total Return Fund                                         -                         -             (21,105)
Total Return Mortgage Fund                                -                         -                   -

/(1)/ Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.

/(2)/ Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.

/(3)/ Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

/(4)/  Capital loss carryovers expire in varying amounts through March 31, 2010.

/(5)/ Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

For the fiscal year ended March 31, 2002, the Funds made the following tax basis distributions (amounts in thousands):

                                                                                       Long-Term
                                                              Ordinary Income      Capital Gains
                                                           Distributions/(6)/      Distributions
                                                           -------------------------------------
California Intermediate Municipal Bond Fund                       $    6,612            $    676
California Municipal Bond Fund                                           908                 244
Convertible Fund                                                       2,133                   -
Emerging Markets Bond Fund                                            14,425                 124
Foreign Bond Fund                                                     34,127                   -
Global Bond Fund II                                                    5,899                  21
GNMA Fund                                                              2,279                   5
High Yield Fund                                                      253,485                   -
Long-Term U.S. Government Fund                                        37,149              10,609
Low Duration Fund                                                    277,356                   -
Money Market Fund                                                      9,496                   -
Municipal Bond Fund                                                    5,507                 595
New York Municipal Bond Fund                                             361                  90
Real Return Fund                                                      78,550              13,975
Short-Term Fund                                                       51,368                 912
StocksPLUS Fund                                                       21,190                   -
Strategic Balanced Fund                                                2,253                   -
Total Return Fund                                                  3,363,115             376,122
Total Return Mortgage Fund                                             3,531                 166

/(6)/  Includes short-term capital gains

166 PIMCO Funds Annual Report | 3.31.02

     Report of Independent Accountants

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO
Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund II, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund, Total Return Fund, and Total Return Mortgage Fund (hereafter referred to as the "Funds") at March 31, 2002, the results of each of their operations, the changes in each of their net assets and cash flows for the Long-Term U.S. Government Fund, Foreign Bond Fund, Global Bond Fund II and Real Return Fund and the financial highlights for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2002

                                         3.31.02 | PIMCO Funds Annual Report 167

PIMCO Federal Income Tax Information A, B, and C Classes (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2002) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2002 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund                  46.87%
Foreign Bond Fund                  0.61%
Global Bond Fund II                0.72%
High Yield Fund                    3.10%
Low Duration Fund                  1.19%
Real Return Fund                   0.01%
StocksPLUS Fund                    2.47%
Strategic Balanced Fund          100.00%
Total Return Fund                  0.34%

For the benefit of shareholders of the Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, this is to inform you that 100.00%, 100.00%, 100.00% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2003, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2002.

168 PIMCO Funds Annual Report | 3.31.02

PIMCO Management of the Trust Information A, B, and C Classes

The chart below identifies the Trustees and Officers of the Trust. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust
                                                                                                                       Number of
                                     Term of                                                                           Portfolios in
Name, Address,                       Office and                                                                        Fund Complex
Age and Position                     Length of                                                                         Overseen by
Held with Trust                      Time Served/1/      Principal Occupation(s) During Past 5 Years                   Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

Brent R. Harris /*/ (42)             02/1992 to          Managing Director and Executive Committee Member, PIMCO;        66
Chairman of the Board and Trustee    Present             Director and Vice President, StocksPLUS Management, Inc.;
                                                         Director and Chairman, PIMCO Commercial Mortgage Securities
                                                         Trust, Inc,; Trustee and Chairman, PIMCO Variable Insurance
                                                         Trust; and Director, Chairman and President, PIMCO Strategic
                                                         Global Government Fund, Inc. Board of Governors and Executive
                                                         Committee, Investment Company Institute.

R. Wesley Burns /*/ (42)             07/1987 to          Managing Director, PIMCO; Director and President,               65
President and Trustee                Present             PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee
                                                         and President, PIMCO Variable Insurance Trust; Director,
                                                         PIMCO Funds: Global Investors Series plc and PIMCO Global
                                                         Advisors (Ireland) Limited; and Senior Vice President, PIMCO
                                                         Strategic Global Government Fund, Inc. Formerly, Executive Vice
                                                         President, PIMCO; and Executive Vice President, PIMCO Funds:
                                                         Multi-Manager Series.

Non-Interested Trustees

Guilford C. Babcock (71)             04/1987 to          Private Investor; Professor of Finance Emeritus, University of  65
Trustee                              Present             Southern California; Director, PIMCO Commercial Mortgage
                                                         Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance
                                                         Trust. Formerly, Associate Professor of Finance, University of
                                                         Southern California.

E. Philip Cannon (61)                12/1999 to          Proprietor, Cannon & Company, an affiliate of Inverness         99
Trustee                              Present             Management LLC, (a private equity investment firm); Director,
                                                         PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee,
                                                         PIMCO Variable Insurance Trust and PIMCO Funds:
                                                         Multi-Manager Series. Formerly, Headmaster, St. John's School
                                                         Houston, Texas; and Trustee, PIMCO Advisors Funds and
                                                         Cash Accumulation Trust.

Vern O. Curtis (67)                  02/1995 to          Private Investor. Director, PIMCO Commercial Mortgage           65
Trustee                              Present             Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance
                                                         Trust.

J. Michael Hagan (62)                12/1999 to          Private Investor and Business Consultant; Director,             65
Trustee                              Present             PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee,
                                                         PIMCO Variable Insurance Trust Member of the Board of Regents,
                                                         Santa Clara University; and Member of the Board,
                                                         Taller San Jose. Formerly, Chairman and CEO, Furon Company
                                                         (manufacturing).

Thomas P. Kemp (71)                  04/1987 to          Private Investor; Director, PIMCO Commercial Mortgage           65
Trustee                              Present             Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance
                                                         Trust. Formerly, Co-Chairman, U.S. Committee to Assist
                                                         Russian Reform.

William J. Popejoy (64)              08/1995 to          Managing Member, Pacific Capital Investors; Director, PIMCO     65
Trustee                              Present             Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO
                                                         Variable Insurance Trust. Formerly, Chairman, PacPro (vinyl assembly products); and Director, California State Lottery.


Name, Address,
Age and Position
Held with Trust                      Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------
Interested Trustees

Brent R. Harris /*/ (42)             None
Chairman of the Board and Trustee





R. Wesley Burns /*/ (42)             None
President and Trustee






Non-Interested Trustees
Guilford C. Babcock (71)             Director, Growth Fund of America and Fundamental
Trustee                              Investors Fund of the Capital Group; and Director,
                                     Good Hope Medical Foundation.


E. Philip Cannon (61)                None
Trustee






Vern O. Curtis (67)                  Director, Public Storage Business Parks, Inc.,
Trustee                              (Real Estate Investment Trust); and Director,
                                     Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (62) 12/1999 to     Director, Freedom Communications; Director,
Trustee Present                      Saint Gobain Corporation (manufacturing); Director,
                                     Ameron International (manufacturing); Director,
                                     Remedy Temp (temporary employment company);
                                     and Trustee, South Coast Repertory (theatre).


Thomas P. Kemp (71) 04/1987 to       None
Trustee Present



William J. Popejoy (64)              None
Trustee



/1/  Trustees serve until their successors are duly elected and qualified.

/*/ Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

                                         3.31.02 | PIMCO Funds Annual Report 169

Officers of the Trust

Name, Age and                      Term of Office and
Position Held with Trust           Length of Time Served/1/      Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Shannon M. Bass (39)               02/2002 to Present            Executive Vice President, PIMCO. Formerly, Senior Vice President,
Senior Vice President                                            PIMCO; and Managing Director, Lehman Brothers.

Michael G. Dow (38)                08/1995 to Present            Senior Vice President, PIMCO.
Senior Vice President

William H. Gross (58)              04/1987 to Present            Managing Director and Executive Committee Member, PIMCO; Director
Senior Vice President                                            and Vice President, StocksPLUS Management, Inc.; and Senior Vice
                                                                 President, PIMCO Variable Insurance Trust.

Margaret Isberg (45)               02/1996 to Present            Managing Director, PIMCO. Formerly, Executive Vice President,
Senior Vice President                                            PIMCO.

John S. Loftus (42)                02/2001 to Present            Managing Director, PIMCO; Vice President and Secretary,
Senior Vice President                                            StocksPLUS Management, Inc.

Jeffrey M. Sargent (39)            02/1993 to Present            Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities
Senior Vice President                                            Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic
                                                                 Global Government Fund, Inc.; and Vice President, PIMCO Funds:
                                                                 Multi-Manager Series. Formerly, Vice President, PIMCO.

Leland T. Scholey (49)             02/1996 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Senior Vice President

Raymond C. Hayes (57)              02/1995 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

Jim Johnstone (37)                 02/2002 to Present            Vice President, PIMCO. Formerly, Vice President, Fidelity
Vice President                                                   Investments.

Thomas J. Kelleher, III (51)       02/1998 to Present            Vice President, PIMCO.
Vice President

Henrik P. Larsen (32)              02/1999 to Present            Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust,
Vice President                                                   Inc., PIMCO Variable Insurance Trust, PIMCO Strategic Global
                                                                 Government Fund, Inc. and PIMCO Funds: Multi-Manager Series.
                                                                 Formerly, Manager, PIMCO.

Andre J. Mallegol, III (35)        02/1998 to Present            Vice President, PIMCO. Formerly, associated with Fidelity
Vice President                                                   Investments Institutional Services Company.

James F. Muzzy (62)                04/1987 to Present            Managing Director, PIMCO; Director and Vice President, StocksPLUS
Vice President                                                   Management, Inc.; Senior Vice President, PIMCO Variable Insurance
                                                                 Trust; and Director, PIMCO Funds: Global Investors Series plc and
                                                                 PIMCO Global Advisors(Ireland) Limited.

Douglas J. Ongaro (41)             08/1995 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

David J. Pittman (54)              02/1998 to Present            Vice President, PIMCO. Formerly, a senior executive with Bank of
Vice President                                                   America, the Northern Trust Co. and NationsBank.

Mark A. Romano (43)                02/1998 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO;
Vice President                                                   and associated with Wells Fargo's institutional money management group and First Interstate's Pacifica family of mutual funds.

Scott M. Spalding (32)             02/2002 to Present            Vice President, PIMCO. Formerly, associated with PacificCare
Vice President                                                   Healthcare Systems.

William S. Thompson, Jr. (56)      11/1993 to Present            Chief Executive Officer, Managing Director and Executive Committee
Vice President                                                   Member, PIMCO; Director and President, StocksPLUS Management,
                                                                 Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust,
                                                                 Inc.; and Senior Vice President, PIMCO Variable Insurance Trust.

Michael J. Willemsen (42)          02/2002 to Present            Vice President, PIMCO, PIMCO Variable Insurance Trust, PIMCO
Vice President                                                   Commercial Mortgage Securities Trust, Inc. and PIMCO Strategic
                                                                 Global Government Fund, Inc. Formerly, Assistant Secretary, PIMCO
                                                                 Variable Insurance Trust and PIMCO Commercial Mortgage Securities
                                                                 Trust, Inc.

John P. Hardaway (44)              08/1990 to Present            Senior Vice President, PIMCO; Treasurer, PIMCO Commercial
Treasurer                                                        Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust,
                                                                 PIMCO Strategic Global Government Fund, Inc. and PIMCO Funds:
                                                                 Multi-Manager Series. Formerly, Vice President, PIMCO.

Garlin G. Flynn (56)               08/1995 to Present            Specialist, PIMCO; Secretary, PIMCO Commercial Mortgage Securities
Secretary                                                        Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic
                                                                 Global Government Fund, Inc.; and Assistant Secretary, PIMCO
                                                                 Funds: Multi-Manager Series. Formerly, Senior Fund Administrator,
                                                                 PIMCO.

Erik C. Brown (34)                 02/2001 to Present            Vice President, PIMCO; Assistant Treasurer, PIMCO Commercial
Assistant Treasurer                                              Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust,
                                                                 PIMCO Strategic Global Government Fund, Inc. and PIMCO Funds:
                                                                 Multi-Manager Series. Formerly, tax consultant with Deloitte &
                                                                 Touche LLP and PricewaterhouseCoopers LLP.

170 PIMCO Funds Annual Report | 3.31.02

                     (This Page Intentionally Left Blank)

                       Pacific Investment Management Series


Manager Pacific Investment Management Company, 840 Newport Center Suite 300, Newport Beach, CA 92660

Distributor          PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                     Stamford, CT 06902

Custodian            State Street Bank & Trust Co., 801 Pennsylvania, Kansas
                     City, MO 64105

Shareholder          PFPC Global Fund Services, Inc., P.O. Box 9688, Providence,
Servicing Agent and  RI 02940-9688
Transfer Agent

Independent          PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO
Accountant           64105

Legal Counsel        Dechert, 1775 Eye Street, Washington, DC 20006

For Account          For PIMCO Funds account information contact your financial
Information          advisor, or if you receive account statements advisor,
                     directly from PIMCO Funds, you can also call
                     1-800-426-0107. Telephone representatives are available
                     Monday-Friday 8:30 am to 8:00 pm Eastern Time.

HOW TO CONTACT US

For information regarding your investment, contact your financial advisor or call:

Investor Services
1-800-426-0107

General Information
1-888-87-PIMCO

You can also visit PIMCO Funds Online
www.pimcofunds.com

PIMCO Funds offers access to the specialized investment firms of Allianz AG, one of the world's largest providers of financial services.

Stock Funds                                Bond Funds
------------------------------------       -------------------------------------

Growth                                     Short Duration
RCM Large-Cap Growth Fund                  Short-Term Fund
RCM Tax-Managed Growth Fund                Low Duration Fund
Growth Fund
Select Growth Fund                         Intermediate Duration
RCM Mid-Cap Fund                           Total Return Fund
Target Fund
Opportunity Fund                           Long Duration
                                           Long-Term U.S. Government Fund
Blend                                      International
Growth & Income Fund                       Global Bond Fund II
Capital Appreciation Fund                  Foreign Bond Fund
Mid-Cap Fund                               Bond Fund

Value                                      High Yield
Equity Income Fund                         High Yield Fund
Value Fund
Renaissance Fund                           Mortgage-Backed
Small-Cap Value Fund                       GNMA Fund
                                           Total Return Mortgage Fund
Enhanced Index
Tax-Efficient Equity Fund                  Inflation-Indexed
StocksPLUS Fund                            Real Return Fund

Global                                     Convertible
RCM Global Equity Fund                     Convertible Fund
RCM Global Small-Cap Fund
                                           Tax-Exempt
International                              Short Duration Municipal Income Fund
RCM International Growth Equity Fund       Municipal Bond Fund
RCM Europe Fund                            CA Interm. Municipal Bond Fund
RCM Emerging Markets Fund                  CA Municipal Bond Fund
                                           NY Municipal Bond Fund
Sector-Related
RCM Global Healthcare Fund
Innovation Fund
RCM Global Technology Fund
Global Innovation Fund
RCM Biotechnology Fund


Stock and Bond Funds
------------------------------------
Strategic Balanced Fund
Asset Allocation Fund





(C) 2002 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMS Series PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds cannot be held responsible for any loss incurred by applying any information in this publication.

[PICTURE]                  Enrolling in eDelivery
                              is as easy as...

Now receive prospectuses and shareholder reports electronically

1  Go to www.pimcofunds.com/edelivery.

2  Complete the short online enrollment form.

3  You're done!

You'll be notified by e-mail when shareholder communications become available online, eliminating paper mailings from being sent to your home. So stop the clutter--Sign up today!

Please note: each account holder in your household must enroll separately to eliminate all paper mailings to your home.

                                                                      PZ003.4/02


                              www.pimcofunds.com

                                                               --------------
                                                                  PRSRT STD
PIMCO                                                           U.S. POSTAGE
FUNDS                                                               PAID
                                                               N. READING MA.
                                                               PERMIT NO. 105
                                                               --------------

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

A Quarterly Publication from PIMCO Funds                      SPRING/SUMMER 2002

                                    access

                                               The New Bond Landscape
                                               IN PIMCO'S VIEW, "SPREAD"
                                               SECTORS HOLD CLEAR POTENTIAL
                                               Page 2

                                   [PICTURE]

5Get a grip on risk    |6The latest from       |8A manager born to   |Inside: PIMCO Funds
                       | PIMCO's bond experts  | pick stocks         |03.31.02 Annual Report
                                                                     |D


                                                              [LOGO] PIMCO FUNDS

[LOGO] BUYING THE SPREAD
The Landscape for Bonds Has Changed. And PIMCO Sees Opportunity.

"The bull bond market may be over, but the reign of the spread has just begun." --Bill Gross

Last December, PIMCO Managing Director and Chief Investment Officer Bill Gross declared that the 20-year bond bull market was officially over. With Treasury yields at long-term lows, he explained, and the U.S. Federal Reserve nearing the end of its aggressive yearlong easing cycle, prospects for further price appreciation had fallen dramatically.

And yet, although the bull had run its course, he in no way implied that a bear market had begun. Or that there was a shortage of opportunities to take its place. In fact, he saw little reason why bonds couldn't continue to generate reasonable gains, especially given a subdued longer-term outlook for stocks.

Still, with bonds outperforming equities over the past two years, and the economy settling into recovery mode, where can one find compelling fixed-income opportunities in an investment landscape that seems to be moving sideways?

SPOTTING POTENTIAL

"The answer," says Gross, "lies in the spread" --the difference in yield between risk-free Treasury issues and higher-yielding, higher-risk securities such as corporate and emerging market bonds. Gross reports that he and his colleagues have been buying bonds currently yielding 2-3 percentage points more than intermediate Treasuries.

What's more, should spreads tighten, bondholders could benefit from capital appreciation. That's because a bond's yield and its price are inversely related: if yields come down, bond prices go up.

An economic recovery, even one as muted as Gross and his team expect, is a likely catalyst for such a scenario. As the economy gains strength and investors' appetite for risk increases, demand for bonds within the various spread sectors should rise, driving yields lower.

HOMING IN ON SPREAD SECTORS

As for individual spread sectors, Gross and his team currently favor three: mortgages, corporates, and emerging market debt. Each makes a compelling case for enhanced return potential.

2 access | Spring/Summer 2002

FYI

Getting Paid for the Risk You Take In the bond world, there is a direct relationship between risk and yield: the greater the risk, the higher the yield. The benchmarks for risk are Treasury securities, which are considered the least risky, since they are secured by the "full faith and credit" of the U.S. government. Issuers of riskier securities must pay a commensurately higher yield, or coupon, in order to attract investors. A bond's risks usually include credit risk--the risk that an issuer won't be able to repay its obligations--and interest rate risk--the risk that rising interest rates will cause a bond's value to fall. They may also include other special risks, such as call risk or emerging market risk.

.. Mortgage-Backed Securities typically offer attractive yields relative to Treasuries along with high credit quality. Gross and his team are particularly keen on GNMA issues, which offer the same U.S. government guaranty that Treasury bonds do.

.. Corporate Bonds should benefit as the economy recovers, restoring health to companies' balance sheets. Improving company earnings could result in rising corporate credit ratings, which typically make corporate bonds more attractive to investors.

.. Emerging Market Bonds should also benefit from a global economic revival. Also, demand for these bonds is on the rise, as economic reforms, improved infrastructure and better access to information have lessened the risks of investing in this somewhat volatile asset class.

What could derail this scenario? Very simply, the bane of every bond investor: an unexpected uptick in inflation. But Gross thinks that scenario is unlikely. "Excess capacity, weak pricing power and continued productivity gains should keep inflation at bay," says Gross.

FOCUS ON QUALITY

However you may choose to capture the spread, selectivity is critical. A rising tide--in the form of an improving economy--won't necessarily lift all boats. PIMCO has long held that investors are best served by investing in the higher-quality opportunities within the various spread sectors. As always, you can count on the professional, disciplined management offered by PIMCO Funds to help seek the best balance of risk and reward. Make sure to consult your financial advisor, who can help you determine if an allocation to one or more of these bond sectors is right for you.

Spread Sectors Offer Attractive Return Potential

Fixed income segments with attractive yield premiums relative to Treasuries will play a primary role in PIMCO's strategy in 2002. As you can see by the graph below, these three sectors have yields that are hi gher than those of similar-maturity 10-yr U.S. Treasuries and also offer the potential for appreci ation as spreads narrow. Data as of 3/31/02. Source: Bloomberg.

                    Basis Point Spread vs. U.S. Treasuries

   Mortgage-           Investment             Emerging
 Backed Bonds       Grade Corporate           Markets
                         Bonds                 Bonds

     97                   136                   598

Past performance is no guarantee of future results. In the above chart, Mortgages are represented by the Lehman Mortgage Index, an unmanaged index representing fixed rate mortgage issued by GNMA, FN MA & FH LMC; Investment grade corporate bonds are represented by the Merrill Lynch U.S. Master Index, a broad-based measure of the total rate of return performance of the U.S. investment grade markets; and Emerging Markets are represented by JPM EMBI+ Index, an unmanaged index that tracks the total returns for external-currency denominated debt instruments of emergi ng markets. It is not possible to invest directly in an unmanaged index. The Yields are as follows: 10-Year Treasury 5.40%, Mortgages 6.37%, Investment Grade 6.76% & Emerging Markets 11.38%. T hese Yields are not indicative of the past or future performance or yield of any PIMCO Fund. Treasury bills are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Emergi ng markets are more volatil e than an investment in U.S. securities. T he securities of emerging markets may be less liquid and subject to the risks of currency fluctuations and political developments. Corporate debt securiti es are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity.

                                                   Spring/Summer 2002 | access 3

PIMCO RCM FUNDS:

A World of Opportunities

Dresdner RCM Global Funds recently combined into the PIMCO Funds family. As a result, the PIMCO Funds complex has grown to more than 60 domestic and international stock and bond funds, with more than $90 billion under management.

A PERFECT FIT

In keeping with the standards you've come to expect from PIMCO, the RCM Funds offer access to specialized investment expertise. All of the RCM Funds will continue to be managed by Dresdner RCM Global Investors LLC ("Dresdner RCM"), a premier global asset management firm.

LOCAL PRESENCE--GLOBAL PERSPECTIVE

Dresdner RCM has offices in San Francisco, London, Hong Kong and other key financial centers. In addition, it has hundreds of investment professionals and research ers around the world. Dresdner RCM draws upon this geographically dispersed talent to bring a global perspective to its portfolio management.

RESEARCH-INTENSIVE INVESTMENT PROCESS

Over the course of its long history, Dresdner RCM has developed a finely-tuned investment process to guide its domestic, international and global stock funds. This process relies on bottom-up research combined with in-depth analysis. Every stock considered for investment is evaluated for three factors:

  . Growth--Quantify long-term growth potential, taking into consideration earnings growth record and verifiable prospects.

  . Quality--Consider the credentials and integrity of the managers and board of directors, the company's balance sheet and its accoun ting principles.

  . Value--Determine company's value and then adjust based on risk relative to alternative investments.

Of course, the information yielded from this research is available to most investment managers. To gain a competitive edge, Dresdner RCM complements its fundamental analysis with Grassroots(SM) Research--hands-on research at the marketplace level.

ADDED VALUE OF GRASSROOTS(SM) RESEARCH

Grassroots(SM) Research is Dresdner RCM's unique investigative research division. Begun 15 years ago, Grassroots(SM) has grown into an elaborate network of more than 300 independent reporters/investigators and more than 40,000 industry contacts located in approximately 35 countries. Through local interviews and "on the ground" observations, this group tests Wall Street's assump tions with real-world analysis. In addition, Grassroots(SM) can uncover key trends and information before they are widely available.

PIMCO RCM FUNDS

The RCM Funds are a perfect complement to the existing PIMCO Funds lineup, offering a wide range of global, international, sector and domestic stock portfolios.

For more information on the RCM Funds, talk to your financial advisor. He or she can help you evaluate opportunities with your personal investment plan in mind.

Past performance is no guarantee of future results. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets. The Funds are subject to various risks as described in the MMS Series prospectus including under the headings "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques." For additional details on RCM Funds, contact your financial advisor to receive a current MMS Series prospectus that contai ns more com plete information, including charges and expenses. Please read the prospectus carefully before you invest or send money.

4 access | Spring/Summer 2002

Getting a Grip on Risk [PICTURE]

How times have changed. A portfolio generating 8% annually seemed like nothing to brag about three years ago. Yet most investors--whether they are focused on stocks or bonds--would probably be pleased with that outcome today.

Not only has the recession put the capital markets in check, it has put investors' expectations in perspective. PIMCO's own Bill Gross has cautioned that stock and bond total returns "will be fortunate to reach 6% annually" over the next market cycle.

THE BENEFIT OF HINDSIGHT

For many, the combination of a tough bear market and a more challenging future investment climate has raised the issue of risk tolerance. In hindsight, the furor of the 1990s bull market caused some investors to take on more risk than they were really prepared for. After suffering stinging losses to their portfolios, many individuals h ave come to realize that they're not as risk tolerant as they once thought.

SIZING UP RISK TOLERANCE

But what is "risk tolerance" and how do you assess your own? While there are many different types of risk within the financial world (volatility risk, inflation risk, or foreign investment risk, to name just a few), most people view risk simply as the potential to lose principal. With this definition in mind, investors generally fall into one of three widely accepted categories of risk tolerance.

.. Conservative Investors emphasize principal protection over potential returns.

.. Moderate Investors seek a balance of risk and reward, takin g on some degree of risk in order to increase their potential rates of return.

.. Aggressive Investors emphasize potential returns over principal protection. They are willing to put more of their portfolios at stake in order to heighten potential performance.

LEVEL WITH YOURSELF

In determining your personal risk tolerance, many financial professionals suggest that you ask yourself some hard questions. For example, "how much of a loss can you truly handle?" Some advisors say that when they convert percentages to figures, they often get a very different reaction from clients. The idea of a 20% decline on, say, a $180,000 portfolio is more abstract than a $36,000 loss.


THE TIME FACTOR

Yet even if you're an aggressive investor, that doesn't mean anything goes. Your general attitude towards risk needs to be taken in conjunction with your investment goals and time horizon. For example, if you have a decade or more before retirement, you can afford to take on more risk because you will have time to ride out dips in the market. But if you plan to retire in three years, your ability to take on risk is lower because your portfolio may not have time to recover if the market drops.

HAMMERING OUT A PLAN

Remember that when setting the risk parameters for your portfolio, a financial advisor can provide valuable insight. Once you've established your risk tolerance and time horizon, he or she can work with you to develop an asset allocation strategy that can help you meet your long-term financial goals.

The longer you have to invest, the more risk you can accept.

History has shown that worst-case returns (the bottom of each bar below) improve over longer holding periods. Source: Ibottson 1926-2001

                                               1-Year Holding Periods                        5-Year Holding Periods
                                      Best-Case Return       Worst-Case Return      Best-Case Return       Worst-Case Return
                                    --------------------   ---------------------   -------------------   ---------------------
Large Company Stocks                        53.99                  -43.34                 28.55                  -12.47
Small Company Stocks                       142.87                  -58.01                  45.9                  -27.54
Long-Term Government Bonds                  40.36                   -9.18                 21.62                   -2.14
Treasury Bills                              14.71                   -0.02                 11.12                    0.07

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares wi ll fluctuate and may be worth more or less than original cost when redeemed. Each sector of the market entails risk. There is no guarantee that any investment strategies will work under all market conditions and each investor should evaluate their ability to invest for a long-term especially during periods of downturn in the market. For the chart above: Small Company Stocks are represented by a portfolio of stocks represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and for 1982- March 2001, the series is represented by the Dimensional Fund Advisors
(DFA) Smal l Company 9/10 Fund and the DFA Micro Cap Fund thereafter; Large Company Stocks are represented by the S&P 500 Index which is an unmanaged index that is generaLy considered to be representative of the stock market in general and it not possible to i nvest directly in an unmanaged index; Long-Term Government Bonds are represented by a one-bond portfolio with a maturity near 20 years; and Treasury Bills are represented by a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity noless than one month.

                                                   Spring/Summer 2002 | access 5

[PICTURE]

                Excerpted From Bill Gross's Investment Outlook

                           Searching For "Brandies"

Bill Gross's March 2002 comments on GE's short-term bond issuance and sale of $1 billion of GE commercial paper had a market-moving impact. Yet, as Gross points out in this excerpt from his April Investment Outlook, there was valuable insight to be found in the response.

The aftermath of the GE thing reminded me of my teenage years when I used to hunt for golf balls on the links rolling through the hills of Los Altos, California. My dad was a golfer and would pay me 50 cents each for what he called a "brandie," which meant in those days any ball without a two-inch gash in its side. Brandies were most easily found on the thirteenth hole, a short but devilishly difficult par four that was bordered by a near stagnant creek. The point of the tale is that I learned a life's lesson on that 13th hole--which was to not let the excitement of the moment blind me to even greater opportunities aroun d the corner. Rushing to th e ball with eyes fixated on the creek might be costing me the potential discovery of another one lying just to my right that was hidden in the tall grass.

LO AND BEHOLD

Cut to the PIMCO trading room over forty years later as I and my associates fine-tuned our ears to the TV audio offering GE CEO Jeffrey Immelt's rebuttal to the furor of the past few days. What's he gonna say about me, is he gonna "dis" PIMCO, was of course my immediate concern. That was the golf ball in the creek, the priority of the moment. But, then I began to look around, or in this case, listen up for some new information that might be helpful; something that might put some quarters in our clients' pockets at some future date. And lo and behold, there in the grass was another brandie.

In addition to sticking up for his company and not "dissing" PIMCO, [Mr. Immelt] said the following: "And so while, you know, a move into long-term debt will increase our funding costs slightly,...it has nothing to do with the spread between commercial paper and long-term debt because we swap into matching funds. So you know the incremental cost is de minimus." How could moving $11 billion from 1 3/4% commercial paper to 6 1/2% debt be "de minimus?" At first blush, it appears to be an annual increase in interest expense of about $500 million dollars. But Immelt could be right if in fact they "swap" that long-term debt back into short-term floating rate paper. GE's actual increase in interest expense might temporarily be limited to say $70 or $80 million not $500 million--if in fact they're using interest rate swaps.

"...Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again." Bill Gross

AN IMPORTANT FIND

And that is where I came upon what might be another brandie. The fresh idea was that if lots of corporations were doing the same thing, then the short-term Fed funds rate is driving the economy. It means that short-term rates are even more critical to the profitability of Corporate America--to the level of the stock market--to the growth rate of the American economy than ever before. It means that Alan Greenspan dare not raise interest rates too much or risk sinking the stock market and the economy once again.

And because Greenspan must keep short rates relatively low, the risk of inflation in future years will be greater than otherwise, the yield curve will remain more positively sloped than otherwise, and the dollar will ultimately be weaker than otherwise. Bond investors should therefore continue to emphasize the front-end of the yield curve, avoid long-term bonds and keep durations close to index levels. As explained in the January Investment Outlook, the bond bull market is over and "spread" strategies employing mortgage, corporate and emerging market debt should dominate near term. These are the brandies of the moment.

Past performance is no guarantee of future results. These two articles' contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. These two articles are distributed for educational purposes and shoul d not be considered investment advice. Duration is a measure of the fund's price sensitivity expressed in years. CP is short-term unsecured debt, issued primarily by corporations, with a maximum maturity of 270 days and is subject to the risk of the issuer's inability to meet principal and interest payments. Mortgage-backed securities may be sensitive to changes in

6 access | Spring/Summer 2002

Excerpted From Paul McCulley's Fed Focus

Taking Back Easing

With the economy showing signs of strength, the markets have started to anticipate when the Fed might once again raise interest rates. But as Paul McCulley remarks in this excerpt from his April newsletter, when could be far less important than why.

On August 7, 2001, with the Fed targeting the Fed funds rate at 3 3/4%, I uttered the following line on CNBC: "Greenspan has tightened for the last time of his career."

The Fed funds rate is now 1 3/4%, and the Fed is openly threatening to "take back" the easing implemented after the September 11 tragedy, when the Fed funds rate stood at 3 1/2%. Thus, I must eat those words: unless Chairman Greenspan retires soon, he is likely to tighten again in his career.

NOT "TIGHTENING"

The Fed will almost certainly declare, however, that it is not "tightening." Rather, the Fed will declare that it is "taking back easing" that proved to be unneeded. That's not "tightening," Fed officials will reassuringly assert, just moving the level of the Fed funds rate from "accommodative" towards "neutral." They would be "tightening" only if they were moving the Fed funds rate to a "tight" level, and that's not on their mind, officials will argue.

So, when does the un-easing start? My hunch is that it will be later than the market presumes, probably not before the August 13 FOMC meeting. But the start date is really not all that important. What matters is the Fed's paign and how it sells that rationale to the markets.

An overwhelming majority of the FOMC believes that last fall's easing of the Fed funds rate south of 3 1/2% was a stepchild of its function in the wake of the Sept. 11 tragedy: restoring liquidity, and more important, the confidence of liquidity to the capital markets, in particular to the stock market.

A TEMPERATE FED

With the economy cyclically recovering, the FOMC now wants to "re-level" the Fed funds rate back up. Chairman Greenspan is likely to go along, but only begrudgingly. Why? First and foremost, Mr. Greenspan sees no need to pre-empt a modest cyclical increase in inflation: secular "price stability" has been achieved, and a "take back" of the deflationary corporate pricing of the recession is not a problem to be solved, but rather a path to improved corporate profit margins, and ultimately, renewed business investment.

Yes, the yield curve is steep, leading some market observers to worry about rising inflationary expectations. [But], it is also true that a steep yield curve is beneficial in breaking the "headwinds" of balance sheet repair in Corporate America. Thus, Mr. Greenspan is doubly incentivized to temper the FOMC's tightening proclivities.

Bottom line: I expect 25 basis points of tightening per quarter--on average!-- over the next seven quarters, doubling the Fed funds rate to 3 1/2% by the end of 2003.

Interest Rates at 40-Year Lows

As of March 2002, the Fed Funds rate was at 1.75%--a level not seen since the early 1960s. Most Fed-watchers now expect a tightening cycle to begin sometime this year.

Source: Federal Reserve

Jul-54               0.80
Aug-54               1.22
Sep-54               1.06
Oct-54               0.85
Nov-54               0.83
Dec-54               1.28
Jan-55               1.39
Feb-55               1.29
Mar-55               1.35
Apr-55               1.43
May-55               1.43
Jun-55               1.64
Jul-55               1.68
Aug-55               1.96
Sep-55               2.18
Oct-55               2.24
Nov-55               2.35
Dec-55               2.48
Jan-56               2.45
Feb-56               2.50
Mar-56               2.50
Apr-56               2.62
May-56               2.75
Jun-56               2.71
Jul-56               2.75
Aug-56               2.73
Sep-56               2.95
Oct-56               2.96
Nov-56               2.88
Dec-56               2.94
Jan-57               2.84
Feb-57               3.00
Mar-57               2.96
Apr-57               3.00
May-57               3.00
Jun-57               3.00
Jul-57               2.99
Aug-57               3.24
Sep-57               3.47
Oct-57               3.50
Nov-57               3.28
Dec-57               2.98
Jan-58               2.72
Feb-58               1.67
Mar-58               1.20
Apr-58               1.26
May-58               0.63
Jun-58               0.93
Jul-58               0.68
Aug-58               1.53
Sep-58               1.76
Oct-58               1.80
Nov-58               2.27
Dec-58               2.42
Jan-59               2.48
Feb-59               2.43
Mar-59               2.80
Apr-59               2.96
May-59               2.90
Jun-59               3.39
Jul-59               3.47
Aug-59               3.50
Sep-59               3.76
Oct-59               3.98
Nov-59               4.00
Dec-59               3.99
Jan-60               3.99
Feb-60               3.97
Mar-60               3.84
Apr-60               3.92
May-60               3.85
Jun-60               3.32
Jul-60               3.23
Aug-60               2.98
Sep-60               2.60
Oct-60               2.47
Nov-60               2.44
Dec-60               1.98
Jan-61               1.45
Feb-61               2.54
Mar-61               2.02
Apr-61               1.49
May-61               1.98
Jun-61               1.73
Jul-61               1.17
Aug-61               2.00
Sep-61               1.88
Oct-61               2.26
Nov-61               2.61
Dec-61               2.33
Jan-62               2.15
Feb-62               2.37
Mar-62               2.85
Apr-62               2.78
May-62               2.36
Jun-62               2.68
Jul-62               2.71
Aug-62               2.93
Sep-62               2.90
Oct-62               2.90
Nov-62               2.94
Dec-62               2.93
Jan-63               2.92
Feb-63               3.00
Mar-63               2.98
Apr-63               2.90
May-63               3.00
Jun-63               2.99
Jul-63               3.02
Aug-63               3.49
Sep-63               3.48
Oct-63               3.50
Nov-63               3.48
Dec-63               3.38
Jan-64               3.48
Feb-64               3.48
Mar-64               3.43
Apr-64               3.47
May-64               3.50
Jun-64               3.50
Jul-64               3.42
Aug-64               3.50
Sep-64               3.45
Oct-64               3.36
Nov-64               3.52
Dec-64               3.85
Jan-65               3.90
Feb-65               3.98
Mar-65               4.04
Apr-65               4.09
May-65               4.10
Jun-65               4.04
Jul-65               4.09
Aug-65               4.12
Sep-65               4.01
Oct-65               4.08
Nov-65               4.10
Dec-65               4.32
Jan-66               4.42
Feb-66               4.60
Mar-66               4.65
Apr-66               4.67
May-66               4.90
Jun-66               5.17
Jul-66               5.30
Aug-66               5.53
Sep-66               5.40
Oct-66               5.53
Nov-66               5.76
Dec-66               5.40
Jan-67               4.94
Feb-67               5.00
Mar-67               4.53
Apr-67               4.05
May-67               3.94
Jun-67               3.98
Jul-67               3.79
Aug-67               3.90
Sep-67               3.99
Oct-67               3.88
Nov-67               4.13
Dec-67               4.51
Jan-68               4.60
Feb-68               4.71
Mar-68               5.05
Apr-68               5.76
May-68               6.11
Jun-68               6.07
Jul-68               6.02
Aug-68               6.03
Sep-68               5.78
Oct-68               5.91
Nov-68               5.82
Dec-68               6.02
Jan-69               6.30
Feb-69               6.61
Mar-69               6.79
Apr-69               7.41
May-69               8.67
Jun-69               8.90
Jul-69               8.61
Aug-69               9.19
Sep-69               9.15
Oct-69               9.00
Nov-69               8.85
Dec-69               8.97
Jan-70               8.98
Feb-70               8.98
Mar-70               7.76
Apr-70               8.10
May-70               7.94
Jun-70               7.60
Jul-70               7.21
Aug-70               6.61
Sep-70               6.29
Oct-70               6.20
Nov-70               5.60
Dec-70               4.90
Jan-71               4.14
Feb-71               3.72
Mar-71               3.71
Apr-71               4.15
May-71               4.63
Jun-71               4.91
Jul-71               5.31
Aug-71               5.56
Sep-71               5.55
Oct-71               5.20
Nov-71               4.91
Dec-71               4.14
Jan-72               3.50
Feb-72               3.29
Mar-72               3.83
Apr-72               4.17
May-72               4.27
Jun-72               4.46
Jul-72               4.55
Aug-72               4.80
Sep-72               4.87
Oct-72               5.04
Nov-72               5.06
Dec-72               5.33
Jan-73               5.94
Feb-73               6.58
Mar-73               7.09
Apr-73               7.12
May-73               7.84
Jun-73               8.49
Jul-73              10.40
Aug-73              10.50
Sep-73              10.78
Oct-73              10.01
Nov-73              10.03
Dec-73               9.95
Jan-74               9.65
Feb-74               8.97
Mar-74               9.35
Apr-74              10.51
May-74              11.31
Jun-74              11.93
Jul-74              12.92
Aug-74              12.01
Sep-74              11.34
Oct-74              10.06
Nov-74               9.45
Dec-74               8.53
Jan-75               7.13
Feb-75               6.24
Mar-75               5.54
Apr-75               5.49
May-75               5.22
Jun-75               5.55
Jul-75               6.10
Aug-75               6.14
Sep-75               6.24
Oct-75               5.82
Nov-75               5.22
Dec-75               5.20
Jan-76               4.87
Feb-76               4.77
Mar-76               4.84
Apr-76               4.82
May-76               5.29
Jun-76               5.48
Jul-76               5.31
Aug-76               5.29
Sep-76               5.25
Oct-76               5.02
Nov-76               4.95
Dec-76               4.65
Jan-77               4.61
Feb-77               4.68
Mar-77               4.69
Apr-77               4.73
May-77               5.35
Jun-77               5.39
Jul-77               5.42
Aug-77               5.90
Sep-77               6.14
Oct-77               6.47
Nov-77               6.51
Dec-77               6.56
Jan-78               6.70
Feb-78               6.78
Mar-78               6.79
Apr-78               6.89
May-78               7.36
Jun-78               7.60
Jul-78               7.81
Aug-78               8.04
Sep-78               8.45
Oct-78               8.96
Nov-78               9.76
Dec-78              10.03
Jan-79              10.07
Feb-79              10.06
Mar-79              10.09
Apr-79              10.01
May-79              10.24
Jun-79              10.29
Jul-79              10.47
Aug-79              10.94
Sep-79              11.43
Oct-79              13.77
Nov-79              13.18
Dec-79              13.78
Jan-80              13.82
Feb-80              14.13
Mar-80              17.19
Apr-80              17.61
May-80              10.98
Jun-80               9.47
Jul-80               9.03
Aug-80               9.61
Sep-80              10.87
Oct-80              12.81
Nov-80              15.85
Dec-80              18.90
Jan-81              19.08
Feb-81              15.93
Mar-81              14.70
Apr-81              15.72
May-81              18.52
Jun-81              19.10
Jul-81              19.04
Aug-81              17.82
Sep-81              15.87
Oct-81              15.08
Nov-81              13.31
Dec-81              12.37
Jan-82              13.22
Feb-82              14.78
Mar-82              14.68
Apr-82              14.94
May-82              14.45
Jun-82              14.15
Jul-82              12.59
Aug-82              10.12
Sep-82              10.31
Oct-82               9.71
Nov-82               9.20
Dec-82               8.95
Jan-83               8.68
Feb-83               8.51
Mar-83               8.77
Apr-83               8.80
May-83               8.63
Jun-83               8.98
Jul-83               9.37
Aug-83               9.56
Sep-83               9.45
Oct-83               9.48
Nov-83               9.34
Dec-83               9.47
Jan-84               9.56
Feb-84               9.59
Mar-84               9.91
Apr-84              10.29
May-84              10.32
Jun-84              11.06
Jul-84              11.23
Aug-84              11.64
Sep-84              11.30
Oct-84               9.99
Nov-84               9.43
Dec-84               8.38
Jan-85               8.35
Feb-85               8.50
Mar-85               8.58
Apr-85               8.27
May-85               7.97
Jun-85               7.53
Jul-85               7.88
Aug-85               7.90
Sep-85               7.92
Oct-85               7.99
Nov-85               8.05
Dec-85               8.27
Jan-86               8.14
Feb-86               7.86
Mar-86               7.48
Apr-86               6.99
May-86               6.85
Jun-86               6.92
Jul-86               6.56
Aug-86               6.17
Sep-86               5.89
Oct-86               5.85
Nov-86               6.04
Dec-86               6.91
Jan-87               6.43
Feb-87               6.10
Mar-87               6.13
Apr-87               6.37
May-87               6.85
Jun-87               6.73
Jul-87               6.58
Aug-87               6.73
Sep-87               7.22
Oct-87               7.29
Nov-87               6.69
Dec-87               6.77
Jan-88               6.83
Feb-88               6.58
Mar-88               6.58
Apr-88               6.87
May-88               7.09
Jun-88               7.51
Jul-88               7.75
Aug-88               8.01
Sep-88               8.19
Oct-88               8.30
Nov-88               8.35
Dec-88               8.76
Jan-89               9.12
Feb-89               9.36
Mar-89               9.85
Apr-89               9.84
May-89               9.81
Jun-89               9.53
Jul-89               9.24
Aug-89               8.99
Sep-89               9.02
Oct-89               8.84
Nov-89               8.55
Dec-89               8.45
Jan-90               8.23
Feb-90               8.24
Mar-90               8.28
Apr-90               8.26
May-90               8.18
Jun-90               8.29
Jul-90               8.15
Aug-90               8.13
Sep-90               8.20
Oct-90               8.11
Nov-90               7.81
Dec-90               7.31
Jan-91               6.91
Feb-91               6.25
Mar-91               6.12
Apr-91               5.91
May-91               5.78
Jun-91               5.90
Jul-91               5.82
Aug-91               5.66
Sep-91               5.45
Oct-91               5.21
Nov-91               4.81
Dec-91               4.43
Jan-92               4.03
Feb-92               4.06
Mar-92               3.98
Apr-92               3.73
May-92               3.82
Jun-92               3.76
Jul-92               3.25
Aug-92               3.30
Sep-92               3.22
Oct-92               3.10
Nov-92               3.09
Dec-92               2.92
Jan-93               3.02
Feb-93               3.03
Mar-93               3.07
Apr-93               2.96
May-93               3.00
Jun-93               3.04
Jul-93               3.06
Aug-93               3.03
Sep-93               3.09
Oct-93               2.99
Nov-93               3.02
Dec-93               2.96
Jan-94               3.05
Feb-94               3.25
Mar-94               3.34
Apr-94               3.56
May-94               4.01
Jun-94               4.25
Jul-94               4.26
Aug-94               4.47
Sep-94               4.73
Oct-94               4.76
Nov-94               5.29
Dec-94               5.45
Jan-95               5.53
Feb-95               5.92
Mar-95               5.98
Apr-95               6.05
May-95               6.01
Jun-95               6.00
Jul-95               5.85
Aug-95               5.74
Sep-95               5.80
Oct-95               5.76
Nov-95               5.80
Dec-95               5.60
Jan-96               5.56
Feb-96               5.22
Mar-96               5.31
Apr-96               5.22
May-96               5.24
Jun-96               5.27
Jul-96               5.40
Aug-96               5.22
Sep-96               5.30
Oct-96               5.24
Nov-96               5.31
Dec-96               5.29
Jan-97               5.25
Feb-97               5.19
Mar-97               5.39
Apr-97               5.51
May-97               5.50
Jun-97               5.56
Jul-97               5.52
Aug-97               5.54
Sep-97               5.54
Oct-97               5.50
Nov-97               5.52
Dec-97               5.50
Jan-98               5.56
Feb-98               5.51
Mar-98               5.49
Apr-98               5.45
May-98               5.49
Jun-98               5.56
Jul-98               5.54
Aug-98               5.55
Sep-98               5.51
Oct-98               5.07
Nov-98               4.83
Dec-98               4.68
Jan-99               4.63
Feb-99               4.76
Mar-99               4.81
Apr-99               4.74
May-99               4.74
Jun-99               4.76
Jul-99               4.99
Aug-99               5.07
Sep-99               5.22
Oct-99               5.20
Nov-99               5.42
Dec-99               5.30
Jan-00               5.46
Feb-00               5.73
Mar-00               5.85
Apr-00               6.02
May-00               6.27
Jun-00               6.53
Jul-00               6.54
Aug-00               6.50
Sep-00               6.52
Oct-00               6.51
Nov-00               6.51
Dec-00               6.40
Jan-01               5.98
Feb-01               5.49
Mar-01               5.31
Apr-01               4.80
May-01               4.21
Jun-01               3.97
Jul-01               3.77
Aug-01               3.65
Sep-01               3.07
Oct-01               2.49
Nov-01               2.09
Dec-01               1.82
Jan-02               1.73
Feb-02               1.74
Mar-02               1.73

This Chart is not indicative of the past or future performance of any PIMCO
Fund.





prevailing interest rates--when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets.

                                                   Spring/Summer 2002 | access 7

[PHOTO]

A Sharp Eye for Value Stocks

John Schneider has built an impressive record as manager of PIMCO Renaissance and Value Funds.

During the late 1990s, in the midst NASDAQ's record-breaking surge, John Schneider was eyeing stocks most investors didn't want to own: companies whose prices had fallen sharply but whose growth prospects were, he felt, better than those of the overall market. With the country's longest-running economic expansion continuing, most market observers expected the bull market to keep on going.

"BORN TO PICK STOCKS"

But a few short years later, with the NASDAQ struggling and value stocks back in favor, Schneider's strategy looks remarkably prescient. He has delivered back-to-back years of solid performance for the two PIMCO funds he manages, Renaissance and Value, and investors are paying attention. In fact, his success earned accolades in a recent Barron's article (11/02/01), which describes Schneider as a manager "born to pick stocks."

What separates Schneider from other value managers is his ability to pull companies with significant near-term potential out of the shadows. "I don't just look for companies selling at attractive valuations," he says. "I want to own inexpensive companies with profit potential that has yet to be unlocked and, therefore, has gone unrecognized by investors."

SEARCHING FOR CATALYSTS

Schneider's passion for stocks began at an early age. He was in high school when he began to research underpriced stocks, and at times would buy 10 or 20 shares for his personal portfolio. He went on to earn a degree in finance from Lehigh University and became an avid reader of well-known value investors like Warren Buffett.

Today, he continues to do most of his own research. "I am always looking for catalysts that can help turn a company or industry around," he says. In identifying such catalysts, Schneider looks for a positive fundamental shift within the company, such as a management change or improving balance sheets. Sometimes, a sea change within a specific industry also gives him reason to buy a specific stock.

Going forward, Schneider believes that value stocks should continue to perform well because they underper-formed growth stocks for such a long time. "It will take more than a year or two of good performance to narrow the valuation disparity between these two investment types," he says.

While PIMCO Renaissance Fund closed to new investors as of April 30, 2002, those seeking to take advantage of Schneider's stock-picking prowess can still do so via PIMCO Value Fund. "No one knows which way the market will move from one day to the next," says Schneider. "But one thing is certain: It will continue to provide attractive investment opportunities for those willing to find them."

  .  Pimco Value Fund:
     A Blue-Chip Performer

  .  Managed by John Schneider

  .  Focuses on large-cap undervalued companies

  . Invests in companies with catalysts likely to fuel positive performance in the near future

Past performance is no guarantee of future results. The NASDA Q Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market
& Small Cap Stocks. When investing in value securities, the market may not necessarily have the same value assessment as the manager and therefore the performance of the securities may decline. Both Funds may invest up to 15% in foreign securities, which may entail greater risk due to foreign economic and political developments. For additional details on PIMCO Value Fund, contact your financial advisor to receive a current MMS Series prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. This article contains the current opinions of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice.

8 access | Spring/Summer 2002

Q quick takes

Bill Gross, PIMCO Chief Investment Officer and manager of PIMCO Total Return Fund, was profiled in the March 4, 2002 edition of Fortune magazine. An excerpt from "The Bond King", a seven-page feature article written by David Rynecki, follows.

[PICTURE]

Warren Buffett, John Neff, Bill Miller, Peter Lynch--the stock market has always had dominant personalities whose long-term success becomes leg -end. In the bond market that dominant personality is [Bill] Gross. At 57, he is the philosopher-
king of bonds--combining big-picture wisdom with day-to-day performance....

Gross has an unusual combination of strengths. Like Buffett and Neff, he has mastered the craft of the value investor, and much of his stellar performance derives from his reliance on a clear set of mathematical formulas that deter - mine value and reduce knee-jerk emotion. Like Lynch, he has become so closely identified with an organization that, to many, he is the organization. And like Miller, he is unmatched in exploiting weakness.

But unlike any of his peers in the stock market, Gross has compiled his record for brilliance in an area of the market that appears agonizingly dull, a haven for geriatric coupon clippers and math nerds.

This is how he does it. First, he preys on the element of certainty: Bond investing is built on mathematical precision - , in which most of the variables, such as credit ratings, yields, maturities, and duration, are spelled out....

Then, somehow, Gross masters the element of uncertainty. There are a nearly infinite number of variables driven by the human condition (Sept. 11 and Enron, to name two) that are impossible to quantify in a neat formula.... That's where
Gross' surprisingly accurate gut comes in. For a belt-and-suspenders guy, he has a remarkable inclination--and talent--for guessing. Educated guesses, for sure. The philosopher-king will spend hours alone in his office, blinds shut, reading everything from analyst reports to Balzac. There is no T V. He takes no phone calls. It works.

As the record shows, the uncertain world appears more certain to Gross than to virtually all his competitors....

He's often asked whether he should get out when he's still on top. Would he rather be remembered as a 50-year old Frank Sinatra at the peak of his vocal excellence or Sinatra at 80 trying to remember the words to "My Way?" For now, Gross might prefer the tune "All the Way," because that's his plan. "I've wondered whether I should do what [Peter] Lynch did," he says. "But I can't. My desire isn't to make money. I have more money than I know what to do with. My desire is to win--and win forever."

Ask your financial advisor for a reprint of this article.

This article contains the current opinions of the manager and does not represent a recommendation on of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice. Mr. Gross is the Manager of PIMCO Total Return Fund. Each sector of the bond market entails some risk. This article was reprinted with the permission of Fortune.

                                                   Spring/Summer 2002 | access 9

"Now is...a good time to dip into high-yield bonds"

                                                           BusinessWeek 12/31/01


  An improving economy in 2002 could make things tough for bonds--but not all bonds. According to renowned expert Bill Gross, the he best strategy going forward is to "buy higher yielding bonds that trade at significant spreads to U.S. Treasuries."

  A high yield bond fund could be an attractive investment in this environment. But, be careful what fund you choose. High-yield bonds are always a higher risk invest ment. Cautious investors should look to lessen those risks by selecting a fund with a proven track record and a relatively conservative investment strategy.

  PIMCO High Yield Fund

  . #1 (out of 56) in Lipper High Current Yield Fund category since 12/92.

  . "More conservative than most high yield bond funds...... Still, over time its returns have been more than competitive..... All in all, it's a fine choice." Morningstar 12/31/01.

  For more information, talk to your financial advisor.

Past performance is no guarantee of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. All results include changes in share price and reinvestment of all dividend and capital gain distributions. The Fund's Class A shares have a 4.5% maximum initial sales charge. Returns are for Class A shares only and are as of 3/31/02. Load funds typically offer different share classes, which are subject to different fees & expenses ( which may affect performance), have different minimum investment requirements and are entitled to different services. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail shares (Class A, B or C) and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in 1/97. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or
(ii) the redemption of fund shares. For the 1-, 5-year and since inception periods the Funds returns at NAV were 0.67%, 4.68% and 8.07% and at MOP -3.86%, 3.72% and 7.54%. Lipper, Inc calculates Lipper Rankings. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. Rankings are based on the oldest share class, Institutional shares. For the 1- & 5-year periods the Fund's Instl shares were ranked 154/387 and 12/158, respectively. The Fund's class A shares for the 1- and 5-year periods were ranked 171/387 and 18/158. This Fund may invest at least 65% of its assets in high-yield securities rated below investment grade but rated at least B by Moody's or S&P. This Fund may also invest in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage related securities. An investment in high-yield securities (generally lower-rated) involves greater risk to principal than an investment in higher-rated bonds.

MARCH 31, 2002

                                 Annual Report

Pacific Investment
Management Series

Share Class

  D

SHORT DURATION BOND FUNDS
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund

INTERNATIONAL BOND FUNDS
Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS
High Yield Fund

MORTGAGE-BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund

INFLATION-INDEXED BOND FUNDS
Real Return Fund

CONVERTIBLE FUNDS
Convertible Fund

TAX-EXEMPT BOND FUNDS
Municipal Bond Fund

California Interm. Municipal
Bond Fund

California Municipal Bond
Fund

New York Municipal Bond Fund

Short-Duration Municipal
Income Fund

STOCK AND BOND FUNDS
Strategic Balanced Fund

ENHANCED INDEX STOCK FUNDS
StocksPLUS Fund

                                                              [LOGO] PIMCO FUNDS

Table of Contents
Chairman's Letter............................................................. 3

Fund Summaries..............................................................4-38

Schedules of Investments..................................................39-121

                                                 Fund                Schedule of
Fund                                             Summary             Investments
California Inter. Muni. Bond Fund.....................4  .....................39
California Municipal Bond Fund........................6  .....................42
Convertible Fund......................................8  .....................44
Emerging Markets Bond Fund...........................10  .....................46
Foreign Bond Fund....................................12  .....................48
GNMA Fund............................................14  .....................55
High Yield Fund......................................16  .....................57
Low Duration Fund....................................18  .....................64
Municipal Bond Fund..................................20  .....................72
New York Municipal Bond Fund.........................22  .....................76
Real Return Fund.....................................24  .....................77
Short-Duration Municipal Bond Fund...................26  .....................80
Short-Term Fund......................................28  .....................82
StocksPLUS Fund......................................30  .....................87
Strategic Balanced Fund..............................32  .....................91
Total Return Fund....................................34  .....................92
Total Return Mortgage Fund...........................36  ....................120

Financial Highlights.....................................................122-125

Statements of Assets and Liabilities.....................................126-127

Statements of Operations.................................................128-129

Statements of Changes in Net Assets......................................130-133

Statements of Cash Flows.....................................................134

Notes to Financial Statements............................................135-142

[PHOTO]

Dear Fellow Shareholder:

"The bond bull market may be over, but the reign of the spread has just begun." These words from Bill Gross, PIMCO's renowned bond chief, provide a timely reminder that every market creates opportunities. And we believe this one is no exception.

With interest rates at 30-year lows, the economy now shows signs of turning the corner. That's good news for investors. As corporate balance sheets start to gain strength, so too should the stock market. And bond "spread" sectors, such as corporates, mortgages and emerging markets, also stand to benefit as the global economic recovery gains steam.

Still, today's more challenging in vestment climate accen tuates the fact that markets do not move in a straight line. That's why a diversified investment portfolio allocated across stocks, bonds and cash, as well as different sectors and investment styles, remains an excellent strategy for the long term.

Rest assured that each of the PIMCO Funds in this report follows a disciplined investment process. I'm pleased to report that the performance of the Funds bears this out. In keeping with our total return philosophy, the vast majority of our Funds posted solid relative results this year, while continuing to provide an anchor in what was a volatile equity market. In addition, PIMCO Short Duration Municipal Income Fund was launched in April. If you would like more information, including a prospectus, talk to your financial advisor or call the number below.

As always, I thank you for the trust you've placed in PIMCO Funds. If you have questions concerning this report, please contact your financial advisor. You can also call PIMCO Funds at 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

Sincerely,
Brent R. Harris

/s/ Brent R. Harris

Chairman of the Board
April 30, 2002

                                           3.31.02 | PIMCO Funds Annual Report 3

A TAX-EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and California income tax. Capital appreciation is a secondary objective.

DURATION RANGE:
3-7 years

TOTAL NET ASSETS:
$109.5 million

FUND INCEPTION DATE:
8/31/99

PORTFOLIO MANAGER:
Mark McCray

PORTFOLIO:
Intermediate maturity municipal securities.

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed peer group and benchmark over the past year.

The Fund's Class D shares at NAV returned 3.77% over the past year, outperforming both the Lehman Brothers California Intermediate Municipal Bond Index and its Lipper Average, which returned 3.40% and 3.08%, respectively. Since inception, the Fund has returned 6.51% annually, beating both its benchmark (5.85%) and its Lipper peer group (5.45%).

Recession, Fed easing drove bond returns.

Bonds were among the top-performing investments in a volatile year for financial markets, as the U.S. entered into a recession in March of 2001. The slowdown was driven by a severe decline in business investment and a contraction of corporate profits. The terrorist attacks heightened these trends. For most of the period, California municipal yields fell as the Federal Reserve lowered nominal interest rates to their lowest levels in 40 years. However, late in 2001 and early in 2002, yields rose as signs of an economic recovery emerged and investors anticipated Fed tightening. California lagged the national municipal market due to deteriorating fiscal conditions and expectations of substantial new issuance.

Longer-dated issues, revenue bonds drove performance.

The Fund's overweight exposure to longer-term issues enhanced performance, as these yields rose less than intermediate-term securities. Reduced exposure to California state general obligations also improved returns as these issues lagged due to a widening budget gap and increased supply. Modest allocations to non-California debt that qualify for California tax exemption were also positive as these bonds outperformed California issues. However, the Fund's above-benchmark duration detracted from returns as California yields rose over the past year.

"California yields could be volatile in the short term as issuance increases to meet a widening budget gap." Mark McCray

Increased supply in coming months could cause yields to be volatile.

While the global slowdown has ended, we anticipate the pace of recovery in the U.S. will be moderate. As growth resumes, we expect the Fed to take back some of its post September 11 emergency easing. We anticipate a range-bound interest rate environment, with limited potential for capital appreciation. While long-term California municipal issues offer fair value, we expect yields to be volatile in the short term due to new issuance and weaker state fiscal conditions. We intend to maintain high average credit quality and target duration near the benchmark while seeking value through issue selection, sector allocations and yield curve weightings.

4 PIMCO Funds Annual Report | 3.31.02

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                 1 year      3 year       5 year      10 year       Inception
                                                                                                                     (8/31/99)
PIMCO CA Interm. Municipal Bond Fund D Shares                      3.77%         --           --           --            6.51%
Lipper CA Intermediate Municipal Debt Fund Average                 3.08%         --           --           --              --
Lehman Brothers CA Intermediate Municipal Bond Index               3.40%         --           --           --              --

MATURITY PROFILE

  Less than 1 year                    6%
  1-5 years                          27%
  5-10 years                         35%
  10-20 years                        16%
  20-30 years                        14%
  Over 30 years                       2%
  Duration                    7.0 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes          91.7%
  U.S. Treasury Obligations         7.7%
  Other                             0.6%

QUALITY BREAKDOWN

  AAA                              58.2%
  AA                               15.1%
  A                                 6.8%
  BBB                              12.1%
  BB                                7.8%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                   PIMCO CA                    Lehman Bros.
                                 Interm. Muni.               CA Interm. Muni.
        Month                       Bond D                      Bond Index
       ======                    =============               ================
      08/31/1999                    10,000                         10,000
      09/30/1999                    10,067                         10,064
      10/31/1999                     9,989                          9,998
      11/30/1999                    10,071                         10,080
      12/31/1999                    10,024                          9,987
      01/31/2000                    10,052                         10,044
      02/29/2000                    10,114                         10,099
      03/31/2000                    10,292                         10,247
      04/30/2000                    10,265                         10,170
      05/31/2000                    10,311                         10,197
      06/30/2000                    10,503                         10,426
      07/31/2000                    10,638                         10,569
      08/31/2000                    10,789                         10,734
      09/30/2000                    10,754                         10,673
      10/31/2000                    10,820                         10,736
      11/30/2000                    10,870                         10,784
      12/31/2000                    11,048                         10,957
      01/31/2001                    11,225                         11,152
      02/28/2001                    11,241                         11,150
      03/31/2001                    11,344                         11,200
      04/30/2001                    11,159                         10,996
      05/31/2001                    11,350                         11,187
      06/30/2001                    11,415                         11,253
      07/31/2001                    11,551                         11,438
      08/31/2001                    11,781                         11,648
      09/30/2001                    11,766                         11,616
      10/31/2001                    11,823                         11,747
      11/30/2001                    11,770                         11,614
      12/31/2001                    11,674                         11,492
      01/31/2002                    11,835                         11,727
      02/28/2002                    11,937                         11,866
      03/31/2002                    11,771                         11,580

Investment Process
------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 38 for additional footnotes, which includes additional information.

                                           3.31.02 | PIMCO Funds Annual Report 5

A TAX-EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
$11.7 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

The Fund turned in a favorable performance over the past year.

PIMCO California Municipal Bond Fund's Class D shares at NAV returned 3.81% over the past year, beating the Lehman Brothers California Insured Municipal Debt Index, which returned 3.48%, and the Lipper California Municipal Debt Fund Average, which returned 2.31%. The Fund has also out performed its Lehman benchmark since inception, returning 8.48% compared to 8.13%.

Recession, Fed easing fueled s trong bond performance.

Bonds were among the top performing investments in an ot herwise volatile and disappointing year for the financial markets. The Federal Reserve provided a powerful tailwind, lowering the nominal Federal Funds rate to a 40-year low in an effort to revive t he economy. A slowdown in business spending and mounting unemployment led the downturn, while the terrorist attacks heightened these trends and caused confidence among businesses and consumers to decline. For most of the Fund's fiscal year, California municipal yields fell. However, signs of a recovery t owards the end of the period heightened expectations for Fed tightening and caused interest rates to rise. California underperformed the national municipal market due to weaker fiscal conditions and expectations of increased supply.

Duration management, revenue bonds enhanced returns.

The Fund's below-benchmark duration contributed to returns as yields rose. Overweight exposure to short-term issues further aided performance, since these yields rose less than their longer-term counterparts. The Fund also benefit ed from allocations to high-quality revenue bonds, which performed better t han state general obligation bonds. Modest exposure to state tax-exempt, non-C alifornia debt improved relative returns as these securities outperformed California issues.

"In a range-bound interest rate environment, California municipal bonds offer attractive yields relative to taxable debt." Mark McCray

Modest recovery, muted growth, benign inflation are likely.

The global slowdown has ended, with t he U.S. expected to lead a global recovery as inventory restocking boosts manufacturing demand worldwide. However, we anticipate the pace of growth to slow as inventory gains work their way through the economy. We also expect the Federal Reserve to take back some of the emergency liquidity they provided in the wake of the September 11 attacks. While California yields offer value over the long term, increasing supply and a large state deficit could cause yields to be volatile in the short term. We intend to target duration near the benchmark, looking to add value through sector allocations and security selection. We hope to overweight longer-term issues, as these securities should respond less to forecasted Fed tightening. We also expect to maintain high average credit quality, as premiums for lower-rated debt are inadequate given present liquidity and credit risks.

6 PIMCO Funds Annual Report | 3.31.02

PIMCO CA Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                1 year     3 year        5 year      10 year      Inception
                                                                                                                  (5/16/00)
PIMCO CA Municipal Bond Fund D Shares                            3.81%         --            --           --        8.48%
Lipper CA Municipal Debt Fund Average                            2.31%         --            --           --          --
Lehman Brothers CA Insured Municipal Index                       3.48%         --            --           --          --

MATURITY PROFILE

   5-10 years                       21%
   10-20 years                      15%
   20-30 years                      56%
   Over 30 years                     8%
   Duration                  10.4 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes        98.5%
   Other                           1.5%

QUALITY BREAKDOWN

   AAA                            60.7%
   AA                              9.1%
   A                               9.9%
   BBB                            12.7%
   BB                              7.6%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                              PIMCO CA              Lehman Bros. CA
                              Municipal              Insured Muni.
         Month                 Bond D                 Bond Index
         =====                =========             ===============
      05/31/2000               10,000                   10,000
      06/30/2000               10,207                   10,321
      07/31/2000               10,347                   10,475
      08/31/2000               10,490                   10,715
      09/30/2000               10,461                   10,658
      10/31/2000               10,520                   10,579
      11/30/2000               10,579                   10,662
      12/31/2000               10,794                   10,940
      01/31/2001               10,958                   11,042
      02/28/2001               11,040                   11,061
      03/31/2001               11,110                   11,151
      04/30/2001               10,825                   10,939
      05/31/2001               11,085                   11,101
      06/30/2001               11,184                   11,150
      07/31/2001               11,426                   11,338
      08/31/2001               11,640                   11,626
      09/30/2001               11,642                   11,566
      10/31/2001               11,783                   11,717
      11/30/2001               11,690                   11,634
      12/31/2001               11,615                   11,514
      01/31/2002               11,738                   11,697
      02/28/2002               11,901                   11,823
      03/31/2002               11,534                   11,539

Investment Process
------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which includes additional information.

                                           3.31.02 | PIMCO Funds Annual Report 7

A CONVERTIBLE FUND

PIMCO Convertible Fund

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$35.3 million

PORTFOLIO MANAGER:
Sandra Harris


[PHOTO]
Sandra Harris
Fund Manager

Ms. Harris is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.

Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible Fund. Mr. Garbuzov joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Fund underperformed over the short term.

For the one-year period the Fund's Class D shares at NAV returned -2.60%, underperforming both the First Boston Convertible Bond Index and the Lipper Convertible Securities Fund Average. Since inception, the Fund has returned 6.45% annually, exceeding the return of its benchmark, which returned 5.65% over the same period.

Convertibles as an asset class did not perform well.

Tied to their underlying common stocks, convertibles as an asset class did not perform well in a volatile and disappointing year for the equity markets. The U.S. economy entered recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Convertibles suffered as ratings downgrades, accounting concerns and earnings revisions weighed heavily on the sector. The Fed continued its aggressive easing campaign, driving the nominal Federal funds rate to a 40-year low. Late in the year, as signs of an economic rebound emerged and expectations for Fed tightening picked up, convertibles fared better in tandem with positive equity returns.

Sector strategies helped mitigate the decline.

In general, sector strategies were positive for relative performance. The Fund's significant underweight to energy companies helped as this sector experienced several credit downgrades and was hit hard by the Enron debacle.

"Looking ahead, top quality convertible securities will be the best source for excess returns."
                                                                   Sandra Harris

Similarly, an underweight to telecommunications credits benefited the Fund as disappointing earnings and reduced investment spending plagued this sector. However, the Fund's above-index delta, a measure of sensitivity to underlying stock prices, was negative for performance as equity markets performed poorly. An underweight to zero coupon convertibles also hurt returns as these defensively structured issues outperformed.

Headwinds remain for convertible bonds.

We believe U.S. growth will rebound, led by an inventory bounce, but lack of pent-up demand in the consumer and housing sectors will limit the expansion late in 2002. We expect the Fed to take back some of its emergency easing by year end. Looking ahead, although corporate earnings should improve, accounting concerns and high debt levels will be a major headwinds for the sector. With much of the convertible universe trading below their bond floors, we will seek to purchase high-quality issues from companies committed to improving their credit and balance sheet fundamentals. In addition, we intend to selectively add names most likely to benefit should the equity markets stabilize. We intend to continue to underweight the telecommunications and technology sectors.

8 PIMCO Funds Annual Report | 3.31.02

PIMCO Convertible Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                       1 year     3 year     5 year     10 year     Inception
                                                                                                    (3/31/99)
PIMCO Convertible Fund D Shares                        -2.60%     6.45%          --         --           6.45%
Lipper Convertible Securities Fund Average              0.00%     5.88%          --         --             --
First Boston Convertible Bond Index                    -0.38%     5.65%          --         --             --

MATURITY PROFILE

   Less than 1 year                        8%
   1-5 years                              33%
   5-10 years                              7%
   10-20 years                            49%
   20-30 years                             1%
   20-30 years                             2%
   Duration                         1.7 years

SECTOR BREAKDOWN

   Convertible Bonds & Notes            74.1%
   Convertible Preferred Stock          20.1%
   Other                                 5.8%

QUALITY BREAKDOWN

   AAA                                   7.9%
   AA                                    2.8%
   A                                    27.1%
   BBB                                  35.3%
   BB                                   14.6%
   B                                    12.3%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                                                     First Boston
                                                     Convertible
         Month            PIMCO Convertible D         Bond Index
         =====            ===================        ============
      03/31/1999               10,000                   10,000
      04/30/1999               10,477                   10,405
      05/31/1999               10,663                   10,309
      06/30/1999               11,239                   10,754
      07/31/1999               11,265                   10,612
      08/31/1999               11,242                   10,643
      09/30/1999               11,347                   10,671
      10/31/1999               11,802                   11,040
      11/30/1999               12,666                   11,888
      12/31/1999               14,177                   13,695
      01/31/2000               14,466                   13,489
      02/29/2000               16,009                   14,905
      03/31/2000               16,005                   14,584
      04/30/2000               14,930                   13,873
      05/31/2000               14,462                   13,129
      06/30/2000               15,243                   13,982
      07/31/2000               14,806                   13,560
      08/31/2000               15,934                   14,603
      09/30/2000               15,655                   14,396
      10/31/2000               14,930                   13,734
      11/30/2000               13,051                   12,071
      12/31/2000               14,026                   12,623
      01/31/2001               14,458                   13,363
      02/28/2001               12,890                   12,339
      03/31/2001               12,383                   11,837
      04/30/2001               13,314                   12,634
      05/31/2001               12,989                   12,562
      06/30/2001               12,451                   12,324
      07/31/2001               12,059                   12,081
      08/31/2001               11,907                   11,772
      09/30/2001               11,269                   10,968
      10/31/2001               11,619                   11,241
      11/30/2001               12,025                   11,639
      12/31/2001               12,146                   11,809
      01/31/2002               11,907                   11,658
      02/28/2002               11,600                   11,308
      03/31/2002               12,061                   11,792

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting again declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential.

Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in convertible securities. The Fund may invest up to 40% of its assets in high-yield securities, lower-rated securities generally involves greater risk to principal than an investment in higher-rated bonds. The Fund may invest 20% in foreign currencies which can involve special risks due to foreign economic and political developments, which may be enhanced when investing in emerging markets. The Fund may invest in smaller companies, which may entail greater risk than larger companies, including higher volatility. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 38 for additional footnotes, which includes additional information.

                                           3.31.02 | PIMCO Funds Annual Report 9

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Emerging market fixed income securities.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$255.1 million

PORTFOLIO MANAGER:
Mohamed El-Erian

[PHOTO]
Mohamed El-Erian
Fund Manager

Dr. El Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund posted stellar returns.

PIMCO Emerging Markets Bond Fund Class D shares at NAV returned 30.94% in the past year, outperforming the J.P. Morgan Emerging Markets Bond Index Plus, which rose 3.64%, and the Lipper Emerging Markets Debt Fund Average, which rose 16.39%. In addition, the Fund returned an annualized 11.79% since inception, exceeding the benchmark return of 5.76% by a wide margin.

Emerging market returns were bifurcated.

Sound economic fundamentals allowed specific emerging market countries to deliver strong performance amid heightened global uncertainty and worldwide economic weakness. Despite the largest sovereign default in history by Argentina, several countries, including Brazil, Korea, Mexico and Russia, benefited from positive ratings actions, a trend signaling the continued improvement in underlying creditworthiness of this asset class. Investor desire for enhanced income also supported emerging market bonds. In particular, concern about disclosure and transparency in the U.S. corporate markets stimulated flight-to quality demand for emerging market bonds as a substitute for higher yielding domestic credits.

Country selection was key to performance.

A focus on countries with solid economic fundamentals, strong fiscal positions and political stability propelled returns. The complete avoidance of Argentinean bonds over the past year was the Fund's biggest driver of returns. In addition, a slight overweight to Russia helped returns as the country made significant progress on structural reforms, and sound fiscal balances led to a ratings upgrade.

"The ability for countries with sound fundamentals to deliver strong returns amid heightened global uncertainty remains the most remarkable development with the asset class recently."
                                                                Mohamed El-Erian

Although early in the period Brazil underperformed the index on escalating regional concerns, our exposure later enhanced returns as contagion was limited. Late in the period an underweight to Venezuela and Turkey held back returns as those countries benefited from rising oil prices and continued official assistance, respectively.

Creditworthiness remains important.

Looking ahead, amid the gradual global recovery we think emerging market bonds still hold value. As relative valuations remain favorable in light of underlying credit fundamentals, we feel confident that continued expansion of the invest or base will support emerging market bonds. We expect to continue to position the Fund to exploit the theme of economic decoupling and credit differentiation.
As a result, we int end to maintain our underweight in Argentina, as the country has yet to identify a credible path to long-term economic and political stability. We anticipate continuing our underweight in Turkey due to a delicate economic and political out look, while keeping our overweight position in Brazil, as wide credit spreads do not yet fully reflect the country's economic improvement.

10 PIMCO Funds Annual Report | 3.31.02

PIMCO Emerging Markets Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                  1 year     3 year    5 year    10 year    Inception
                                                                                                            (7/31/97)
PIMCO Emerging Markets Bond Fund D Shares                          30.94%    23.38%        --         --        11.79%
Lipper Emerging Markets Debt Fund Average                          16.39%    16.42%        --         --           --
J.P. Morgan Emerging Markets Bond Index Plus                        3.64%    13.61%        --         --           --

MATURITY PROFILE

   Less than 1 year                      21%
   1-5 years                              2%
   5-10 years                            30%
   10-20 years                           28%
   20-30 years                           14%
   Over 30 years                          5%
   Duration                        6.3 years

COUNTRY ALLOCATION

   Short-Term Instruments              26.0%
   Brazil                              22.0%
   Russia                              15.3%
   Mexico                              15.3%
   United States                        0.9%
   Other                               20.5%

QUALITY BREAKDOWN

   AAA                                 26.0%
   AA                                   1.1%
   A                                    0.8%
   BBB                                 23.0%
   BB                                  46.9%
   B                                    2.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                     J.P. Morgan
                            PIMCO Emerging        Emerging Markets
          Month               Markets D            Bond Index Plus
          =====             ==============        ================
       07/31/1997              10,000                  10,000
       08/31/1997               9,879                   9,960
       09/30/1997              10,150                  10,264
       10/31/1997               8,992                   9,082
       11/30/1997               9,464                   9,513
       12/31/1997               9,703                   9,841
       01/31/1998               9,714                   9,822
       02/28/1998               9,988                  10,103
       03/31/1998              10,283                  10,354
       04/30/1998              10,306                  10,379
       05/31/1998               9,971                  10,025
       06/30/1998               9,641                   9,735
       07/31/1998               9,786                   9,802
       08/31/1998               7,056                   6,985
       09/30/1998               7,603                   7,668
       10/31/1998               7,999                   8,165
       11/30/1998               8,635                   8,645
       12/31/1998               8,529                   8,429
       01/31/1999               8,231                   8,117
       02/28/1999               8,393                   8,233
       03/31/1999               8,958                   8,857
       04/30/1999               9,703                   9,462
       05/31/1999               9,093                   8,922
       06/30/1999               9,364                   9,321
       07/31/1999               9,302                   9,128
       08/31/1999               9,283                   9,115
       09/30/1999               9,696                   9,434
       10/31/1999              10,006                   9,798
       11/30/1999              10,274                  10,075
       12/31/1999              10,754                  10,620
       01/31/2000              10,514                  10,410
       02/29/2000              11,133                  11,080
       03/31/2000              11,412                  11,429
       04/30/2000              11,193                  11,211
       05/31/2000              10,973                  10,925
       06/30/2000              11,485                  11,479
       07/31/2000              11,761                  11,826
       08/31/2000              12,169                  12,243
       09/30/2000              12,006                  12,077
       10/31/2000              11,802                  11,805
       11/30/2000              11,859                  11,745
       12/31/2000              12,276                  12,284
       01/31/2001              12,792                  12,911
       02/28/2001              12,745                  12,706
       03/31/2001              12,848                  12,532
       04/30/2001              12,922                  12,458
       05/31/2001              13,208                  12,766
       06/30/2001              13,606                  12,962
       07/31/2001              13,707                  12,159
       08/31/2001              14,407                  12,760
       09/30/2001              13,883                  12,292
       10/31/2001              14,463                  12,221
       11/30/2001              15,232                  12,016
       12/31/2001              15,685                  12,189
       01/31/2002              16,068                  12,441
       02/28/2002              16,795                  12,975
       03/31/2002              16,822                  12,988

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest substantially all of its assets in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 11

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity hedged non-U.S. fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$780.3 million

PORTFOLIO MANAGER:
Sudi Mariappa


[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Short- and long-term performance remained solid.

The Fund's Class D shares at NAV returned 5.21% in the past year, outperforming both the J.P. Morgan Non-U.S. Hedged Index and the Lipper International Income Fund Average, which rose 2.82% and 1.22% respectively. Since inception, the Fund has returned an annualized 8.98%, exceeding the return of the benchmark, which was 8.55% over the same period.

Foreign bonds posted positive returns in a volatile period for the financial markets.

The global economy faced significant challenges over the past year. The U.S. recession, driven by business retrenchment and exacerbated by the terrorist attacks, dragged global growth lower. Euro-zone economies veered close to recession as consumer and business confidence fell. Japan remained locked in its third recession in ten years. The downturn was met by synchronized easing by monetary authorities worldwide. However, late in the period, signs of recovery led to rising interest rates, causing bonds to give up some of their past year's returns.

Duration management and short maturity bonds helped returns.

Extending duration during the first half of the period added to returns as foreign bond yields declined amidst the global slowdown. Duration was trimmed late in the period in anticipation of recovery. A focus on short maturity bonds in Europe was positive for returns as central banks slashed rates in 2001.

"The slowdown in global growth and the ECB's mandate to fight inflation may create a positive environment for core European bonds in the months ahead."
                                                               Sudi Mariappa

Emphasizing bonds that provided yield premiums relative to government-issued bonds enhanced returns given robust investor demand for these assets. However, an underweight to Japan hindered performance as deflationary conditions led the market to outperform other developed bond markets.

Global growth should rebound, but remain moderate.

We believe global growth will rebound, led by an inventory bounce in the U.S. but that lack of pent-up demand in the consumer and housing sectors will moderate the U.S. expansion late in the year and slow the pace of global recovery. We expect central banks to take back some of their easing over the next year. With benign inflation and a moderate recovery likely, we think the global bond market will be neither bullish nor bearish. As a result, we anticipate targeting duration close to the benchmark. We will likely supplement sovereign debt holdings with high-quality, income-enhancing bonds, such as mortgages and investment-grade corporate bonds. We intend to maintain our underweight to Japan as bond issuance should increase to finance anticipated government stimulus.

12 PIMCO Funds Annual Report | 3.31.02

PIMCO Foreign Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                  1 year     3 year     5 year    10 year     Inception
                                                                                              (12/2/92)
PIMCO Foreign Bond Fund D Shares                    5.21%       5.78%     7.37%         --         8.98%
Lipper International Income Fund Average            1.22%      -0.27%     2.79%         --           --
J.P. Morgan Non-U.S. Index (Hedged)                 2.82%       5.32%     7.91%         --           --

MATURITY PROFILE

   10-20 years                               78%
   20-30 years                               22%
   Duration                            4.1 years

COUNTRY ALLOCATION

   United States                           55.7%
   Germany                                 16.6%
   France                                   6.5%
   Italy                                    6.0%
   Short-Term Instruments                   1.7%
   Other                                   13.5%

QUALITY BREAKDOWN

   AAA                                     89.0%
   AA                                       5.2%
   A                                        3.8%
   BBB                                      1.3%
   BB                                       0.7%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                                      J.P. Morgan
                                                                        Non-U.S.
       Month                          PIMCO Foreign D                Index (Hedged)
       =====                          ===============                ==============
     12/31/1992                            10,000                        10,000
     01/31/1993                            10,079                        10,091
     02/28/1993                            10,297                        10,274
     03/31/1993                            10,332                        10,280
     04/30/1993                            10,328                        10,281
     05/31/1993                            10,417                        10,338
     06/30/1993                            10,660                        10,549
     07/31/1993                            10,824                        10,667
     08/31/1993                            11,083                        10,889
     09/30/1993                            11,123                        10,936
     10/31/1993                            11,284                        11,082
     11/30/1993                            11,312                        11,159
     12/31/1993                            11,590                        11,390
     01/31/1994                            11,601                        11,333
     02/28/1994                            11,290                        11,078
     03/31/1994                            11,089                        10,977
     04/30/1994                            10,981                        10,899
     05/31/1994                            10,816                        10,779
     06/30/1994                            10,613                        10,669
     07/31/1994                            10,675                        10,739
     08/31/1994                            10,566                        10,636
     09/30/1994                            10,580                        10,645
     10/31/1994                            10,617                        10,687
     11/30/1994                            10,770                        10,838
     12/31/1994                            10,696                        10,813
     01/31/1995                            10,764                        10,931
     02/28/1995                            10,831                        11,072
     03/31/1995                            10,834                        11,297
     04/30/1995                            11,095                        11,477
     05/31/1995                            11,527                        11,854
     06/30/1995                            11,453                        11,814
     07/31/1995                            11,667                        11,963
     08/31/1995                            11,885                        12,067
     09/30/1995                            12,051                        12,258
     10/31/1995                            12,248                        12,395
     11/30/1995                            12,725                        12,667
     12/31/1995                            12,909                        12,785
     01/31/1996                            13,222                        12,939
     02/29/1996                            12,936                        12,787
     03/31/1996                            13,142                        12,893
     04/30/1996                            13,456                        13,047
     05/31/1996                            13,503                        13,136
     06/30/1996                            13,651                        13,245
     07/31/1996                            13,780                        13,345
     08/31/1996                            14,113                        13,522
     09/30/1996                            14,504                        13,810
     10/31/1996                            14,858                        14,038
     11/30/1996                            15,213                        14,319
     12/31/1996                            15,289                        14,339
     01/31/1997                            15,528                        14,518
     02/28/1997                            15,607                        14,611
     03/31/1997                            15,407                        14,533
     04/30/1997                            15,546                        14,690
     05/31/1997                            15,622                        14,767
     06/30/1997                            15,931                        15,018
     07/31/1997                            16,162                        15,257
     08/31/1997                            16,091                        15,275
     09/30/1997                            16,434                        15,545
     10/31/1997                            16,237                        15,645
     11/30/1997                            16,451                        15,757
     12/31/1997                            16,686                        15,962
     01/31/1998                            16,922                        16,174
     02/28/1998                            17,072                        16,318
     03/31/1998                            17,280                        16,464
     04/30/1998                            17,336                        16,548
     05/31/1998                            17,476                        16,774
     06/30/1998                            17,560                        16,847
     07/31/1998                            17,834                        17,003
     08/31/1998                            17,686                        17,338
     09/30/1998                            18,086                        17,749
     10/31/1998                            17,706                        17,722
     11/30/1998                            18,032                        17,914
     12/31/1998                            18,279                        17,892
     01/31/1999                            18,648                        18,114
     02/28/1999                            18,460                        17,993
     03/31/1999                            18,567                        18,207
     04/30/1999                            18,801                        18,438
     05/31/1999                            18,500                        18,363
     06/30/1999                            18,268                        18,078
     07/31/1999                            18,270                        18,031
     08/31/1999                            18,133                        18,063
     09/30/1999                            18,224                        18,132
     10/31/1999                            18,300                        18,176
     11/30/1999                            18,330                        18,281
     12/31/1999                            18,484                        18,336
     01/31/2000                            18,382                        18,338
     02/29/2000                            18,586                        18,473
     03/31/2000                            18,846                        18,743
     04/30/2000                            18,907                        18,844
     05/31/2000                            19,014                        18,995
     06/30/2000                            19,151                        19,086
     07/31/2000                            19,306                        19,224
     08/31/2000                            19,281                        19,227
     09/30/2000                            19,528                        19,393
     10/31/2000                            19,571                        19,550
     11/30/2000                            19,855                        19,896
     12/31/2000                            20,218                        20,117
     01/31/2001                            20,511                        20,355
     02/28/2001                            20,622                        20,530
     03/31/2001                            20,892                        20,685
     04/30/2001                            20,759                        20,545
     05/31/2001                            20,800                        20,652
     06/30/2001                            20,781                        20,765
     07/31/2001                            21,263                        20,954
     08/31/2001                            21,446                        21,130
     09/30/2001                            21,590                        21,217
     10/31/2001                            22,119                        21,605
     11/30/2001                            22,037                        21,512
     12/31/2001                            21,931                        21,334
     01/31/2002                            22,019                        21,357
     02/28/2002                            22,061                        21,377
     03/31/2002                            21,982                        21,268

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. This Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortgage related securities. The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 13

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Mortgage-related fixed income securities with a short to intermediate maturity.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$98.5 million

PORTFOLIO MANAGER:
Scott Simon


[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 19 years of investment experience.

Fund outperformed its benchmark and peer group.

For the one-year period ended March 31, 2002, the Fund's Class D shares at NAV returned 7.88%, outperforming both the Lehman Brothers GNMA Index and the Lipper GNMA Fund Average, which returned 6.50% and 5.36% respectively. Since inception the Fund has returned an average annual 7.70% exceeding the return of the benchmark, which has returned 6.97%.

Mortgages beat Treasuries and corporate bonds.

Bonds were among the best performing investments in an otherwise volatile and disappointing one-year period for the financial markets. Mortgage-backed securities outperformed Treasuries and corporate bonds, benefiting from low volatility and relatively high yields. The U.S. economy entered recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. The Fed continued its aggressive easing campaign, driving the nominal Federal funds rate to its lowest level in 40 years. Late in 2001 and into the first quarter of 2002, early signs of an economic rebound and expectations that the Fed would have to tighten drove interest rates higher, causing bonds to give up some of the past year's returns. Mortgages, on the other hand, held up very well given this more optimistic news.

Adjustable rate bonds helped out.

GNMA II Adjustable Rate Mortgages (ARMs), which provide low duration exposure to the mortgage market, improved returns by providing attractive yields. Overall, modest holdings of asset-backed securities added to performance for the year. Issue selection also added to relative returns. For example, late in the period, holdings of GNMA premium bonds added value as they outpaced their par and discount counterparts.

"GNMAs still offer attractive yields with minimal credit exposure."
                                                                     Scott Simon

Growth should rebound, but remain moderate.

We believe U.S. growth will rebound, led by an inventory bounce, but lack of pent-up demand in the consumer and housing sectors will limit the expansion late in the year. Given the likelihood for benign inflation and a moderate recovery, we think the bond market will not be biased in any direction, with the 10-year Treasury yield trading in a range of 4.75% to 5.75%. Mortgages are relatively fully valued after their recent rally, but they still offer attractive yields with minimal credit exposure. In this setting, we expect to target duration near the benchmark. We intend to favor GNMA over FNMA and FHLMC issues for our longer maturity exposure since GNMAs continue to have attractive yields and inherent government guarantees. We intend to evaluate issue selection based on the trade off between yield and interest rate risk. Tactically, we expect to favor discount coupon mortgage bonds.

14 PIMCO Funds Annual Report | 3.31.02

PIMCO GNMA Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                  1 year     3 year    5 year    10 year    Inception
                                                                                            (7/31/97)
PIMCO GNMA Fund D Shares                           7.88%      8.33%        --         --         7.70%
Lipper GNMA Fund Average                           5.36%      6.10%        --         --           --
Lehman Brothers GNMA Index                         6.50%      7.04%        --         --           --

MATURITY PROFILE

   Less than 1 year                26%
   1-5 years                       51%
   5-10 years                      23%
   Duration                  3.3 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities    61.5%
   Short-Term Instruments        33.0%
   Other                          5.5%

QUALITY BREAKDOWN

   AAA                           96.8%
   AA                             2.5%
   A                              0.5%
   BBB                            0.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                            Lehman
                        PIMCO GNMA          Brothers
         Month            Fund D           GMNA Index
         =====          ==========         ==========
      07/31/1997          10,000             10,000
      08/31/1997          10,033              9,979
      09/30/1997          10,217             10,111
      10/31/1997          10,310             10,217
      11/30/1997          10,331             10,248
      12/31/1997          10,420             10,340
      01/31/1998          10,500             10,440
      02/28/1998          10,548             10,464
      03/31/1998          10,558             10,508
      04/30/1998          10,592             10,569
      05/31/1998          10,668             10,641
      06/30/1998          10,745             10,686
      07/31/1998          10,774             10,746
      08/31/1998          10,908             10,831
      09/30/1998          11,036             10,959
      10/31/1998          10,984             10,949
      11/30/1998          10,939             11,011
      12/31/1998          11,010             11,057
      01/31/1999          11,090             11,135
      02/28/1999          10,988             11,100
      03/31/1999          11,116             11,167
      04/30/1999          11,167             11,221
      05/31/1999          11,242             11,164
      06/30/1999          11,221             11,120
      07/31/1999          11,229             11,047
      08/31/1999          11,224             11,043
      09/30/1999          11,345             11,221
      10/31/1999          11,377             11,287
      11/30/1999          11,367             11,292
      12/31/1999          11,281             11,270
      01/31/2000          11,381             11,168
      02/29/2000          11,466             11,311
      03/31/2000          11,644             11,489
      04/30/2000          11,618             11,479
      05/31/2000          11,632             11,521
      06/30/2000          11,764             11,733
      07/31/2000          11,840             11,795
      08/31/2000          11,947             11,974
      09/30/2000          12,029             12,085
      10/31/2000          12,136             12,174
      11/30/2000          12,408             12,346
      12/31/2000          12,540             12,521
      01/31/2001          12,738             12,725
      02/28/2001          12,967             12,783
      03/31/2001          13,103             12,859
      04/30/2001          13,098             12,881
      05/31/2001          13,234             12,988
      06/30/2001          13,355             13,026
      07/31/2001          13,670             13,249
      08/31/2001          13,770             13,345
      09/30/2001          13,962             13,527
      10/31/2001          14,126             13,707
      11/30/2001          14,034             13,593
      12/31/2001          13,998             13,552
      01/31/2002          14,146             13,687
      02/28/2002          14,285             13,827
      03/31/2002          14,135             13,696


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. While the Fund invests primarily in Government National Mortgage Association
(GNMA) insured bonds, the manager takes advantage of opportunities throughout the mortgage market to add diversification and spread risk. Interest rate strategies and PIMCO's advanced proprietary analytics are also emphasized to add value.

Past performance is no guarantee of future results. The Fund may invest up to 65% of its assets in GNMA securities. The Fund can invest a small portion of its assets in foreign securities, which can entail special risks due to foreign economic and political developments and may at times invest in derivatives. Even though government bond funds may invest their assets in U.S. government securities, the government does not guarantee the Fund's shares and they will fluctuate in value as market conditions change. The government guarantee is to timely repayment of interest and does not eliminate market risk. GNMA's are a type of mortgage-backed security and may be sensitive to changes in prevailing interest rates and therefore may entail risk. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 15

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

DURATION RANGE:
2-6 years

TOTAL NET ASSETS:
$4.2 billion

FUND INCEPTION DATE:
12/15/92

PORTFOLIO MANAGERS:
Ben Trosky
Raymond Kennedy

PORTFOLIO:
Higher yielding fixed income securities.


[PHOTO]
Ben Trosky
Fund Manager

Mr. Trosky is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.


[PHOTO]
Raymond Kennedy
Fund Manager

Mr. Kennedy is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has 15 years of investment experience.

Fund outperformed its peer group, but trailed benchmark for the period.

PIMCO High Yield Fund's Class D shares at NAV returned 0.68% for the one-year period, outperforming the Lipper High Current Yield Fund Average, which posted a -0.94% return, but trailing the Merrill Lynch U.S. High Yield BB-B Rated Index, which returned 1.55%.

After a tough year, high yield bonds started to gain strength.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. It was an especially volatile one-year period for the high yield market as a telecom sector correction and the events of September 11 hit the sector hard. Still, the high yield market posted a solid rally during the fourth quarter of 2001 and first quarter of 2002 as early signs of an economic rebound and expectations for better corporate profits caused credit spreads to tighten.

Upper credit quality issues were the strongest performers.

During the period, a focus on large, higher-quality credits helped returns as demand for issues backed by solid balance sheets grew and signs of an economic recovery emerged. In addition, an emphasis on healthcare and environmental services--sectors that offer stable cash flows in a weakening economy-- contributed to the Fund's performance. However, the Fund's exposure to B-rated issues detracted from performance as they significantly underperformed BB credits. Also, a moderate position in telecommunications issues was negative as this sector was plagued by overcapacity and deteriorating credit quality.

"We remain cautious, as high yield spreads have already narrowed in anticipation of a robust economic recovery."
                                                                      Ben Trosky


Near-term approach remains cautious.

Looking ahead, we believe that global growth should rebound, led by an inventory bounce in the U.S., but a lack of pent-up demand in the consumer and housing sectors will limit expansion later in 2002. Given our outlook, which also calls for benign inflation, we think the bond market will be neither bullish nor bearish. High yield spreads have already narrowed in anticipation of a strong economic recovery, and in our view, further movement is limited for now. As a result, we expect to remain cautious. We intend to maintain an average credit quality of BB, continuing to underweight BB issues as BBB and B credits offer compelling value. In addition, we will look to opportunistically increase exposure to industries, such as chemicals and other basic materials, which have historically outperformed during economic recoveries.

16 PIMCO Funds Annual Report | 3.31.02

PIMCO High Yield Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                      1 year     3 year    5 year       10 year     Inception
                                                                                                    (12/15/92)
PIMCO High Yield Fund D Shares                        0.68%      1.61%     4.69%          --           8.08%
Lipper High Current Yield Fund Average               -0.94%     -1.46%     1.52%          --             --
Merrill Lynch U.S. High Yield BB-B Rated Index        1.55%      1.35%     4.22%          --             --
Lehman Brothers BB U.S. High Yield Index              6.52%      5.66%     6.78%          --             --

MATURITY PROFILE

   Less than 1 year                                      7%
   1-5 years                                            32%
   5-10 years                                           52%
   10-20 years                                           7%
   20-30 years                                           2%
   Duration                                       4.6 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes                            80.7%
   Short-Term Instruments                              5.4%
   Other                                              13.9%

QUALITY BREAKDOWN

   AAA                                                41.7%
   AA                                                  0.9%
   A                                                   1.6%
   BBB                                                14.9%
   BB                                                 26.6%
   B                                                  14.3%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                       Lehman Brothers         Merrill Lynch U.S.
                                                        BB U.S. High             High Yield BB-B
        Month            PIMCO High Yield D              Yield Index               Rated Index
       ======            ==================              ===========               ===========
     12/31/1992                10,000                       10,000                    10,000
     01/31/1993                10,224                       10,211                    10,241
     02/28/1993                10,409                       10,361                    10,432
     03/31/1993                10,616                       10,478                    10,611
     04/30/1993                10,726                       10,566                    10,687
     05/31/1993                10,801                       10,644                    10,824
     06/30/1993                11,091                       10,870                    11,026
     07/31/1993                11,167                       10,980                    11,132
     08/31/1993                11,288                       11,107                    11,234
     09/30/1993                11,341                       11,188                    11,289
     10/31/1993                11,642                       11,338                    11,501
     11/30/1993                11,728                       11,368                    11,554
     12/31/1993                11,825                       11,465                    11,664
     01/31/1994                12,074                       11,657                    11,910
     02/28/1994                12,068                       11,644                    11,820
     03/31/1994                11,703                       11,288                    11,438
     04/30/1994                11,598                       11,221                    11,302
     05/31/1994                11,679                       11,231                    11,258
     06/30/1994                11,692                       11,265                    11,296
     07/31/1994                11,798                       11,402                    11,380
     08/31/1994                11,894                       11,523                    11,456
     09/30/1994                11,972                       11,544                    11,450
     10/31/1994                11,975                       11,571                    11,478
     11/30/1994                11,923                       11,492                    11,385
     12/31/1994                12,063                       11,563                    11,519
     01/31/1995                12,177                       11,749                    11,696
     02/28/1995                12,507                       12,106                    12,059
     03/31/1995                12,686                       12,220                    12,218
     04/30/1995                12,959                       12,465                    12,503
     05/31/1995                13,331                       12,831                    12,900
     06/30/1995                13,436                       12,944                    13,005
     07/31/1995                13,612                       13,062                    13,136
     08/31/1995                13,713                       13,138                    13,238
     09/30/1995                13,901                       13,280                    13,392
     10/31/1995                14,100                       13,384                    13,509
     11/30/1995                14,267                       13,553                    13,643
     12/31/1995                14,504                       13,767                    13,864
     01/31/1996                14,735                       13,990                    14,067
     02/29/1996                14,747                       13,940                    14,068
     03/31/1996                14,626                       13,867                    14,022
     04/30/1996                14,686                       13,862                    14,019
     05/31/1996                14,731                       13,881                    14,109
     06/30/1996                14,787                       14,031                    14,202
     07/31/1996                14,914                       14,107                    14,293
     08/31/1996                15,153                       14,221                    14,435
     09/30/1996                15,502                       14,527                    14,757
     10/31/1996                15,652                       14,729                    14,939
     11/30/1996                15,987                       15,026                    15,240
     12/31/1996                16,142                       15,059                    15,352
     01/31/1997                16,303                       15,203                    15,476
     02/28/1997                16,550                       15,386                    15,686
     03/31/1997                16,328                       15,203                    15,463
     04/30/1997                16,498                       15,392                    15,620
     05/31/1997                16,869                       15,655                    15,943
     06/30/1997                17,113                       15,857                    16,195
     07/31/1997                17,550                       16,330                    16,649
     08/31/1997                17,539                       16,174                    16,603
     09/30/1997                17,830                       16,428                    16,888
     10/31/1997                17,843                       16,484                    16,973
     11/30/1997                18,009                       16,600                    17,119
     12/31/1997                18,209                       16,752                    17,307
     01/31/1998                18,516                       16,953                    17,558
     02/28/1998                18,611                       17,031                    17,640
     03/31/1998                18,752                       17,140                    17,795
     04/30/1998                18,795                       17,228                    17,867
     05/31/1998                18,888                       17,340                    17,983
     06/30/1998                19,022                       17,446                    18,093
     07/31/1998                19,218                       17,536                    18,206
     08/31/1998                18,441                       17,052                    17,401
     09/30/1998                18,670                       17,414                    17,520
     10/31/1998                18,479                       17,191                    17,179
     11/30/1998                19,254                       17,603                    17,986
     12/31/1998                19,331                       17,714                    17,978
     01/31/1999                19,582                       17,897                    18,168
     02/28/1999                19,416                       17,764                    18,048
     03/31/1999                19,571                       17,892                    18,260
     04/30/1999                19,892                       18,075                    18,528
     05/31/1999                19,506                       17,856                    18,338
     06/30/1999                19,496                       17,815                    18,304
     07/31/1999                19,543                       17,883                    18,327
     08/31/1999                19,461                       17,770                    18,179
     09/30/1999                19,467                       17,843                    18,152
     10/31/1999                19,438                       17,782                    18,075
     11/30/1999                19,700                       17,933                    18,301
     12/31/1999                19,796                       18,104                    18,442
     01/31/2000                19,701                       17,975                    18,353
     02/29/2000                19,743                       18,009                    18,362
     03/31/2000                19,342                       17,838                    18,078
     04/30/2000                19,379                       17,899                    18,087
     05/31/2000                19,276                       17,906                    17,904
     06/30/2000                19,638                       18,293                    18,296
     07/31/2000                19,788                       18,597                    18,387
     08/31/2000                20,069                       18,883                    18,599
     09/30/2000                20,003                       18,790                    18,430
     10/31/2000                19,588                       18,507                    17,893
     11/30/2000                19,212                       18,410                    17,261
     12/31/2000                19,622                       18,779                    17,719
     01/31/2001                20,424                       19,470                    18,836
     02/28/2001                20,634                       19,748                    19,069
     03/31/2001                20,387                       19,815                    18,722
     04/30/2001                20,230                       20,017                    18,533
     05/31/2001                20,454                       20,308                    18,816
     06/30/2001                20,129                       20,157                    18,374
     07/31/2001                20,437                       20,480                    18,652
     08/31/2001                20,607                       20,699                    18,815
     09/30/2001                19,774                       19,685                    17,669
     10/31/2001                20,207                       20,183                    18,253
     11/30/2001                20,563                       20,769                    18,852
     12/31/2001                20,524                       20,686                    18,686
     01/31/2002                20,561                       20,740                    18,777
     02/28/2002                20,355                       20,628                    18,604
     03/31/2002                20,528                       21,106                    19,011

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in high-yield securities rated below investment grade but rated at least B by Moody's or S&P, lower-rated securities generally involves greater risk to principal than an investment in higher-rated bonds. This Fund may also invest 15% in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 17

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Short maturity fixed income securities.

DURATION RANGE:
1-3 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$6.1 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund performed strongly relative to its peers.

For the one-year period ended March 31, 2002, the Fund's Class D shares at NAV returned 5.57%, outpacing the 5.40% return for the Merrill Lynch 1-3 Year Treasury Index and outperforming the Lipper Short Investment Grade Debt Fund Average, which returned 4.40%.

Evidence of economic recovery hurt shorter-term issues.

Bonds were among the best performing investments in an otherwise volatile and disappointing one-year period for the financial markets. The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. In response, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, in late 2001 and early 2002, signs of an economic recovery and anticipated future Fed tightening drove interest rates higher, causing bonds to give up some of their gains. Shorter maturity bonds suffered as expectations for Fed tightening rose. During this time, higher yielding sectors such as mortgages, corporate bonds and emerging markets outperformed Treasuries as interest rates rose.

Sector exposure boosted returns.

An emphasis on mortgage-backed securities enhanced returns as their additional yield contributed positively to portfolio performance. Select corporate and higher-quality emerging market bond holdings also added to performance as these sectors performed well despite the high level of economic uncertainty and sustained volatility. The Fund's above-benchmark duration and wider-than-benchmark maturity distribution had a negative impact on performance as the yield curve steepened during much of the period.

"...Greenspan must keep short rates relatively low. Bond investors should therefore continue to emphasize the front-end of the yield curve."
                                                                      Bill Gross

High-quality income has become a focus.

We think the synchronized global downturn, centered in the manufacturing sector, is over. The U.S. should lead the rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. We expect the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. We expect the ten-year Treasury yield to trade in a range of 4.75% to 5.75%. In this setting, with limited potential for capital gains from interest rate strategies, we expect to focus on high-quality income. This should entail maintaining our focus on mortgages, selectively adding higher-quality corporate bonds and retaining our high yield and emerging markets positions.

18 PIMCO Funds Annual Report | 3.31.02

PIMCO Low Duration Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                      1 year     3 year    5 year       10 year     Inception
                                                                                                    (5/11/87)

PIMCO Low Duration Fund D Shares                      5.57%       5.94%      6.49%       6.48%          7.41%
Lipper Short Inv. Grade Debt Fund Average             4.40%       5.56%      5.81%       5.69%            --
Merrill Lynch 1-3 Year Treasury Index                 5.40%       6.22%      6.45%       6.08%            --

MATURITY PROFILE

   Less than one year                                   53%
   1-5 years                                            47%
   Duration                                       2.0 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities                         41.8%
   Corporate Bonds & Notes                            27.3%
   Short-Term Instruments                             24.9%
   Other                                               6.0%

QUALITY BREAKDOWN

   AAA                                                67.5%
   AA                                                  6.4%
   A                                                  12.1%
   BBB                                                12.1%
   BB                                                  1.9%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                   Merrill Lynch
                             PIMCO Low             1-3 Yr. Treas.
         Month               Duration D                 Index
         =====               ==========            =============
      05/31/1987               10,000                   10,000
      06/30/1987               10,091                   10,109
      07/31/1987               10,125                   10,158
      08/31/1987               10,121                   10,167
      09/30/1987               10,094                   10,127
      10/31/1987               10,254                   10,351
      11/30/1987               10,367                   10,414
      12/31/1987               10,425                   10,480
      01/31/1988               10,595                   10,648
      02/29/1988               10,669                   10,735
      03/31/1988               10,733                   10,756
      04/30/1988               10,775                   10,772
      05/31/1988               10,797                   10,756
      06/30/1988               10,895                   10,868
      07/31/1988               10,950                   10,876
      08/31/1988               10,991                   10,899
      09/30/1988               11,090                   11,026
      10/31/1988               11,190                   11,136
      11/30/1988               11,201                   11,106
      12/31/1988               11,248                   11,132
      01/31/1989               11,339                   11,219
      02/28/1989               11,354                   11,219
      03/31/1989               11,395                   11,270
      04/30/1989               11,527                   11,443
      05/31/1989               11,761                   11,614
      06/30/1989               12,015                   11,831
      07/31/1989               12,188                   12,006
      08/31/1989               12,128                   11,932
      09/30/1989               12,187                   12,003
      10/31/1989               12,345                   12,184
      11/30/1989               12,454                   12,299
      12/31/1989               12,513                   12,348
      01/31/1990               12,502                   12,358
      02/28/1990               12,585                   12,416
      03/31/1990               12,649                   12,457
      04/30/1990               12,637                   12,482
      05/31/1990               12,847                   12,673
      06/30/1990               12,982                   12,806
      07/31/1990               13,121                   12,966
      08/31/1990               13,143                   13,005
      09/30/1990               13,212                   13,111
      10/31/1990               13,304                   13,255
      11/30/1990               13,460                   13,386
      12/31/1990               13,601                   13,548
      01/31/1991               13,724                   13,672
      02/28/1991               13,829                   13,754
      03/31/1991               13,943                   13,846
      04/30/1991               14,109                   13,977
      05/31/1991               14,216                   14,062
      06/30/1991               14,302                   14,119
      07/31/1991               14,457                   14,242
      08/31/1991               14,661                   14,437
      09/30/1991               14,848                   14,593
      10/31/1991               14,973                   14,750
      11/30/1991               15,132                   14,903
      12/31/1991               15,383                   15,131
      01/31/1992               15,392                   15,107
      02/29/1992               15,465                   15,160
      03/31/1992               15,469                   15,154
      04/30/1992               15,574                   15,293
      05/31/1992               15,729                   15,432
      06/30/1992               15,872                   15,590
      07/31/1992               16,078                   15,765
      08/31/1992               16,181                   15,903
      09/30/1992               16,338                   16,055
      10/31/1992               16,340                   15,959
      11/30/1992               16,345                   15,933
      12/31/1992               16,511                   16,084
      01/31/1993               16,663                   16,251
      02/28/1993               16,856                   16,390
      03/31/1993               16,947                   16,439
      04/30/1993               17,024                   16,541
      05/31/1993               17,039                   16,495
      06/30/1993               17,204                   16,616
      07/31/1993               17,259                   16,655
      08/31/1993               17,423                   16,800
      09/30/1993               17,486                   16,855
      10/31/1993               17,603                   16,888
      11/30/1993               17,616                   16,892
      12/31/1993               17,735                   16,954
      01/31/1994               17,828                   17,063
      02/28/1994               17,747                   16,954
      03/31/1994               17,666                   16,870
      04/30/1994               17,604                   16,810
      05/31/1994               17,581                   16,834
      06/30/1994               17,613                   16,884
      07/31/1994               17,773                   17,029
      08/31/1994               17,844                   17,089
      09/30/1994               17,814                   17,050
      10/31/1994               17,808                   17,088
      11/30/1994               17,808                   17,012
      12/31/1994               17,794                   17,050
      01/31/1995               17,954                   17,288
      02/28/1995               18,177                   17,525
      03/31/1995               18,246                   17,623
      04/30/1995               18,470                   17,780
      05/31/1995               18,801                   18,091
      06/30/1995               18,893                   18,188
      07/31/1995               18,895                   18,263
      08/31/1995               19,095                   18,372
      09/30/1995               19,261                   18,461
      10/31/1995               19,402                   18,617
      11/30/1995               19,623                   18,782
      12/31/1995               19,851                   18,926
      01/31/1996               19,992                   19,087
      02/29/1996               19,858                   19,006
      03/31/1996               19,844                   18,989
      04/30/1996               19,848                   19,005
      05/31/1996               19,862                   19,044
      06/30/1996               20,058                   19,181
      07/31/1996               20,121                   19,256
      08/31/1996               20,215                   19,323
      09/30/1996               20,496                   19,498
      10/31/1996               20,787                   19,717
      11/30/1996               21,064                   19,868
      12/31/1996               21,003                   19,868
      01/31/1997               21,173                   19,962
      02/28/1997               21,253                   20,007
      03/31/1997               21,162                   20,000
      04/30/1997               21,414                   20,163
      05/31/1997               21,589                   20,301
      06/30/1997               21,753                   20,440
      07/31/1997               22,099                   20,665
      08/31/1997               22,081                   20,684
      09/30/1997               22,271                   20,841
      10/31/1997               22,432                   20,996
      11/30/1997               22,492                   21,047
      12/31/1997               22,661                   21,191
      01/31/1998               22,829                   21,396
      02/28/1998               22,902                   21,415
      03/31/1998               22,996                   21,502
      04/30/1998               23,113                   21,603
      05/31/1998               23,256                   21,718
      06/30/1998               23,307                   21,831
      07/31/1998               23,412                   21,933
      08/31/1998               23,499                   22,209
      09/30/1998               23,971                   22,503
      10/31/1998               23,930                   22,613
      11/30/1998               24,064                   22,594
      12/31/1998               24,206                   22,673
      01/31/1999               24,308                   22,763
      02/28/1999               24,174                   22,652
      03/31/1999               24,375                   22,810
      04/30/1999               24,497                   22,883
      05/31/1999               24,414                   22,868
      06/30/1999               24,421                   22,940
      07/31/1999               24,419                   23,012
      08/31/1999               24,431                   23,079
      09/30/1999               24,609                   23,229
      10/31/1999               24,705                   23,291
      11/30/1999               24,806                   23,335
      12/31/1999               24,849                   23,368
      01/31/2000               24,814                   23,359
      02/29/2000               24,987                   23,515
      03/31/2000               25,165                   23,661
      04/30/2000               25,215                   23,722
      05/31/2000               25,286                   23,820
      06/30/2000               25,584                   24,067
      07/31/2000               25,733                   24,219
      08/31/2000               26,013                   24,398
      09/30/2000               26,138                   24,573
      10/31/2000               26,133                   24,705
      11/30/2000               26,331                   24,939
      12/31/2000               26,674                   25,236
      01/31/2001               27,103                   25,552
      02/28/2001               27,230                   25,718
      03/31/2001               27,451                   25,933
      04/30/2001               27,525                   26,002
      05/31/2001               27,743                   26,149
      06/30/2001               27,806                   26,238
      07/31/2001               28,273                   26,532
      08/31/2001               28,440                   26,685
      09/30/2001               28,716                   27,124
      10/31/2001               29,081                   27,380
      11/30/2001               28,778                   27,321
      12/31/2001               28,715                   27,331
      01/31/2002               28,979                   27,386
      02/28/2002               29,208                   27,519
      03/31/2002               28,977                   27,333

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities; and may at times invest in derivatives and mortgage-related securities. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 19

A TAX - EXEMPT BOND FUND

PIMCO Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities, exempt from Federal income tax.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$188.3 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed over both the short and long term.

For the one-year period ended March 31, 2002, PIMCO Municipal Bond Fund's Class D shares at NAV returned 5.95%, beating both the Lehman Brothers General Municipal Bond Index, which returned 3.81%, and the Lipper General Municipal Fund Average, which returned 2.75%. Since inception, the Fund has also outperformed its Lipper Peer Group, returning 4.82% annually, versus 3.71% for the Lipper Average.

In a volatile and uncertain market, investors preferred high quality.

While bonds were among the top performing investments in a volatile and disappointing year for financial markets, municipal debt trailed taxable debt as investors favored Treasuries. In March of 2001, driven by significant declines in business spending and corporate profits, the U.S. economy entered into a recession. The slowdown was exacerbated by the terrorist attacks of September 11, and caused employment and confidence to decline. To stave off the recession, the Federal Reserve mounted an aggressive easing campaign, lowering the nominal Federal Funds rate to its lowest level in 40 years. Late in the period, signs of a recovery emerged, increasing investors' expectations for Fed tightening. As a result, interest rates rose, causing bonds to give back some of their gains.

Above-benchmark duration drove returns.

The Fund's above-benchmark duration drove returns as municipal yields fell for most of the year. The Fund's high quality bias was also positive, as credit premiums widened amid increased volatility in the financial markets. Issue selection among revenue bonds also enhanced returns due to investor demand for these issues. However, the Fund's exposure to transportation bonds detracted from performance as this sector experienced difficulty in the wake of the terrorist attacks.

"We continue to believe that municipal bonds offer solid relative value in an uncertain environment."
                                                                     Mark McCray


Municipal bonds offer compelling value, attractive yields.

We feel that the global downturn has ended, and that a recovery has ensued, led by the U.S. Growth in the U.S. should come from the restocking of inventories after one of the steepest and fastest liquidations on record. However, we expect growth to slow in the second half of 2002 as gains from inventory rebuilding work through the economy. We also feel that the Fed will take back some of its post-September 11 emergency easing later this year. In this environment of muted growth and benign inflation, we anticipate that the bond market will be neither bullish nor bearish. With limited potential for capital gains from interest rates settings, we expect to maintain duration close to the benchmark and seek to add value through individual security selection and sector allocations. We also intend to maintain high average credit quality, as fiscal conditions remain weak for

20 PIMCO Funds Annual Report | 3.31.02

PIMCO Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                 1 year     3 year        5 year      10 year      Inception
                                                                                                                   (12/31/97)
PIMCO Municipal Bond Fund D Shares                               5.95%       4.70%         --           --                4.82%
Lipper General Municipal Fund Average                            2.75%       3.33%         --           --                  --
Lehman Brothers General Municipal Bond Index                     3.81%       4.79%         --           --                  --

MATURITY PROFILE

   Less than 1 year                          5%
   1-5 years                                18%
   5-10 years                               30%
   10-20 years                              24%
   20-30 years                              22%
   Over 30 years                             1%
   Duration                           7.5 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes                90.6%
   U.S. Treasury Obligations               7.1%
   Other                                   2.3%

QUALITY BREAKDOWN

   AAA                                    60.2%
   AA                                     17.0%
   A                                       6.7%
   BBB                                    11.0%
   BB                                      5.1%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                                   Lehman Bros.
                         PIMCO Municipal        General Municipal
          Month               Bond D                Bond Index
          =====          ===============        =================
       12/31/1997              10,000                  10,000
       01/31/1998              10,115                  10,103
       02/28/1998              10,065                  10,106
       03/31/1998              10,070                  10,115
       04/30/1998              10,001                  10,070
       05/31/1998              10,196                  10,229
       06/30/1998              10,228                  10,269
       07/31/1998              10,236                  10,294
       08/31/1998              10,423                  10,454
       09/30/1998              10,560                  10,585
       10/31/1998              10,535                  10,585
       11/30/1998              10,560                  10,622
       12/31/1998              10,569                  10,648
       01/31/1999              10,706                  10,775
       02/28/1999              10,635                  10,727
       03/31/1999              10,641                  10,742
       04/30/1999              10,659                  10,769
       05/31/1999              10,578                  10,707
       06/30/1999              10,381                  10,553
       07/31/1999              10,399                  10,591
       08/31/1999              10,287                  10,506
       09/30/1999              10,270                  10,510
       10/31/1999              10,136                  10,397
       11/30/1999              10,238                  10,507
       12/31/1999              10,139                  10,428
       01/31/2000              10,078                  10,383
       02/29/2000              10,182                  10,504
       03/31/2000              10,411                  10,734
       04/30/2000              10,358                  10,670
       05/31/2000              10,309                  10,615
       06/30/2000              10,541                  10,896
       07/31/2000              10,668                  11,048
       08/31/2000              10,834                  11,218
       09/30/2000              10,824                  11,159
       10/31/2000              10,924                  11,281
       11/30/2000              10,895                  11,367
       12/31/2000              11,143                  11,647
       01/31/2001              11,242                  11,763
       02/28/2001              11,406                  11,800
       03/31/2001              11,529                  11,907
       04/30/2001              11,374                  11,778
       05/31/2001              11,592                  11,905
       06/30/2001              11,706                  11,985
       07/31/2001              11,903                  12,162
       08/31/2001              12,176                  12,363
       09/30/2001              12,027                  12,321
       10/31/2001              12,094                  12,468
       11/30/2001              12,057                  12,363
       12/31/2001              11,964                  12,245
       01/31/2002              12,224                  12,457
       02/28/2002              12,456                  12,608
       03/31/2002              12,215                  12,361

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high-yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage-related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York.The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 21

A  TAX - EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

OBJECTIVE:
Seeks high current income exempt from Federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Intermediate to long-term maturity municipal securities (exempt from Federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$5.2 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund delivered strong performance during the year.

For the one-year period ended March 31, 2002, the Fund's Class D shares at NAV returned 6.08%, significantly outperforming both the Lehman Brothers New York Insured Municipal Bond Index and the Lipper New York Municipal Debt Fund Average, which returned 3.89% and 3.00%, respectively. Since inception, the Fund has returned 7.76% annually, beating both its Lehman benchmark (7.08%) and its Lipper Peer Group (5.62%).

Bonds performed well in a turbulent year for financial markets.

Fixed-income securities were among the top performing investments in an otherwise volatile and disappointing year. The U.S. economy entered a recession in 2001, driven by a significant contraction in business investment. Corporate profitability also deteriorated, causing unemployment to climb, with the terrorist attacks heightening these trends. In an effort to lift the economy from its slump, the Federal Reserve lowered the nominal Federal Funds rate to its lowest level in 40 years. Late in the fiscal year, however, signs of an economic recovery emerged, causing increased expectations for Fed tightening. As a result, bonds gave back some of their gains. The New York municipal market, driven by reduced supply and investor demand, slightly outperformed the national market.

Maturity mix, duration management, revenue bonds all fueled performance.

The Fund's below-benchmark duration for most of the period enhanced returns as New York municipal yields rose. The Fund's mix of short-term and long-term issues was also positive as intermediate yields rose the most. Allocations to high-quality revenue issues improved returns as their higher yields contributed to increased total returns.

"New York yields could offer compelling values as rebuilding efforts continue."
                                                                     Mark McCray

U.S. economy appears poised for a modest recovery.

The global downturn has ended, with the U.S. expected to lead a global recovery. After one of the steepest and fastest inventory liquidations on record, inventory restocking should boost manufacturing demand worldwide, but will be the sole source of accelerated growth. As the recovery ensues, we anticipate the Fed will take back some of the emergency easing provided after September 11. Intermediate New York municipal issues offer fair value, however premiums could rise modestly as the MTA restructures their debt, and state and local governments look to close budget deficits. We intend to target duration near the benchmark, looking to add value through security selection, yield curve weightings and sector allocations. We hope to emphasize longer-term issues that should react less to forecasted Fed tightening, and maintain high portfolio credit quality should yields rise amidst investor demand for credit and liquidity premiums.

22 PIMCO Funds Annual Report | 3.31.02

PIMCO NY Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                 1 year     3 year        5 year      10 year      Inception
                                                                                                                    (8/31/99)
PIMCO NY Municipal Bond Fund D Shares                            6.08%        --           --           --              7.76%
Lipper New York Municipal Debt Fund Average                      3.00%        --           --           --                --
Lehman Brothers NY Insured Municipal Bond Index                  3.89%        --           --           --                --

MATURITY PROFILE

   1-5 years                                   8%
   5-10 years                                 52%
   10-20 years                                 6%
   20-30 years                                34%
   Duration                             7.1 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes                  97.1%
   Other                                     2.9%

QUALITY BREAKDOWN

   AAA                                      55.0%
   AA                                        8.4%
   A                                        12.4%
   BBB                                      24.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]



                                              Lehman Brothers NY
                           PIMCO NY             Ins. Municipal
        Month          Municipal Bond D           Bond Index
        =====          ================       ==================
     08/31/1999             10,000                  10,000
     09/30/1999             10,036                   9,987
     10/31/1999              9,954                   9,848
     11/30/1999             10,041                   9,986
     12/31/1999             10,001                   9,883
     01/31/2000              9,951                   9,826
     02/29/2000             10,013                   9,973
     03/31/2000             10,171                  10,227
     04/30/2000             10,110                  10,128
     05/31/2000             10,073                   9,923
     06/30/2000             10,315                  10,245
     07/31/2000             10,430                  10,381
     08/31/2000             10,641                  10,564
     09/30/2000             10,656                  10,499
     10/31/2000             10,784                  10,632
     11/30/2000             10,849                  10,725
     12/31/2000             11,062                  11,060
     01/31/2001             11,210                  11,156
     02/28/2001             11,295                  11,166
     03/31/2001             11,435                  11,288
     04/30/2001             11,344                  11,178
     05/31/2001             11,651                  11,309
     06/30/2001             11,743                  11,373
     07/31/2001             11,965                  11,549
     08/31/2001             12,271                  11,743
     09/30/2001             11,863                  11,638
     10/31/2001             11,953                  11,792
     11/30/2001             11,837                  11,691
     12/31/2001             11,766                  11,568
     01/31/2002             11,951                  11,808
     02/28/2002             12,202                  11,969
     03/31/2002             12,131                  11,727


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high-yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 23

AN INFLATION - INDEXED BOND FUND

PIMCO Real Return Fund

OBJECTIVE:
Seeks maximum real return, consistent capital and prudent investment management.

PORTFOLIO:
Inflation-indexed fixed income securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$3.3 billion

PORTFOLIO MANAGER:
John Brynjolfsson

[PHOTO]
John Brynjolfsson
Fund Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 16 years of investment experience.

Fund outpaced its Lipper average.

For the one-year period ended March 31, 2002, PIMCO Real Return Fund's Class D shares at NAV returned 4.22%, slightly trailing the Lehman Brothers Global Real:
U.S. TIPS Index and outperforming the Lipper Intermediate U.S. Treasury Fund Average, which returned 4.47% and 3.86%, respectively.

Investor demand supported real return bonds despite the economic slowdown.

The U.S. economy slipped into recession in early 2001, driven by business retrenchment and exacerbated by the terrorist attacks. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. Inflation slowed in tandem with the economy through most of the period. Still, real return bonds performed well given their relatively high real yields and stability compared to other asset classes. Late in 2001 and into the first quarter of 2002, signs of an economic rebound led investors to expect that the Fed would have to tighten to combat inflation. This drove interest rates higher and caused conventional bonds to give up some of the past year's returns.

Extended duration contributed to results in the past year.

In the past year, the Fund's longer- than-benchmark duration positioning helped relative performance as real yields fell. In addition, our purchase of long-term TIPS at the October 2001 auction enhanced returns, as the Treasury subsequently announced that it would no longer issue 30-year bonds. Limited holdings of non-U.S. real return bonds added value as real yields abroad fell more than those in the U.S. However, an overweight exposure to longer-term TIPS in the first quarter of 2002 hurt returns as the real yield curve steepened (intermediate maturity TIPS fell further then longer term TIPS) during that time.

"TIPS continue to offer attractive real yields over the long-term."
                                                               John Brynjolfsson

Long-term outlook for TIPS remains favorable.

We believe that the economic recovery will continue over the next several quarters as a U.S. inventory liquidation winds down. In fact, the speed and scope of the inventory liquidation suggests a more robust cyclical upswing then we had previously anticipated. As a result, we expect the Fed to take back some of its easing during the second half of the year. While we think that TIPS continue to offer attractive real yields over the long-term, their near-term returns will be limited by less favorable inflation adjustments. Nonetheless, TIPS continue to represent a sensible core bond investment, as they can help protect portfolios from unpleasant "inflation surprises" and add to portfolio diversification.

24 PIMCO Funds Annual Report | 3.31.02

PIMCO Real Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                            1 year     3 year        5 year       10 year     Inception
                                                                                                              (1/29/97)
PIMCO Real Return Fund D Shares                             4.22%       8.64%         7.22%          --          6.99%
Lipper Intermediate U.S. Treasury Fund Average              3.86%       6.85%         6.65%          --            --
Lehman Brothers Global Real: U.S. TIPS Index                4.47%       8.10%         6.42%          --            --

MATURITY PROFILE

  Less than 1 year                                        4%
  1-5 years                                               7%
  5-10 years                                             50%
  10-20 years                                             1%
  20-30 years                                            38%
  Duration                                         6.1 years

SECTOR BREAKDOWN

  U.S. Treasury Obligations                            84.2%
  Corporate Bonds & Notes                              12.7%
  Other                                                 3.1%

QUALITY BREAKDOWN

  AAA                                                  92.7%
  AA                                                    1.2%
  A                                                     4.2%
  BBB                                                   1.2%
  BB                                                    0.7%


CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                        Lehman Brothers
                      PIMCO Real          Global Real:
        Month          Return D         U.S. TIPS Index
        =====         ==========        ===============
      01/31/1997        10,000               10,000
      02/28/1997        10,031               10,033
      03/31/1997         9,938                9,896
      04/30/1997         9,996                9,956
      05/31/1997        10,053               10,010
      06/30/1997        10,028                9,978
      07/31/1997        10,149               10,072
      08/31/1997        10,167               10,103
      09/30/1997        10,183               10,123
      10/31/1997        10,308               10,227
      11/30/1997        10,359               10,284
      12/31/1997        10,302               10,241
      01/31/1998        10,359               10,291
      02/28/1998        10,344               10,282
      03/31/1998        10,364               10,277
      04/30/1998        10,417               10,315
      05/31/1998        10,456               10,388
      06/30/1998        10,489               10,414
      07/31/1998        10,566               10,463
      08/31/1998        10,570               10,486
      09/30/1998        10,812               10,697
      10/31/1998        10,865               10,721
      11/30/1998        10,846               10,710
      12/31/1998        10,796               10,646
      01/31/1999        10,951               10,769
      02/28/1999        10,923               10,693
      03/31/1999        10,985               10,689
      04/30/1999        11,163               10,760
      05/31/1999        11,240               10,834
      06/30/1999        11,223               10,841
      07/31/1999        11,239               10,835
      08/31/1999        11,293               10,854
      09/30/1999        11,337               10,896
      10/31/1999        11,355               10,918
      11/30/1999        11,439               10,984
      12/31/1999        11,369               10,896
      01/31/2000        11,434               10,945
      02/29/2000        11,514               11,047
      03/31/2000        11,857               11,369
      04/30/2000        12,004               11,520
      05/31/2000        11,967               11,490
      06/30/2000        12,123               11,635
      07/31/2000        12,215               11,734
      08/31/2000        12,327               11,821
      09/30/2000        12,425               11,883
      10/31/2000        12,554               12,026
      11/30/2000        12,735               12,201
      12/31/2000        12,851               12,332
      01/31/2001        13,176               12,590
      02/28/2001        13,417               12,803
      03/31/2001        13,517               12,926
      04/30/2001        13,617               12,998
      05/31/2001        13,793               13,152
      06/30/2001        13,774               13,136
      07/31/2001        13,994               13,355
      08/31/2001        14,029               13,374
      09/30/2001        14,105               13,451
      10/31/2001        14,415               13,770
      11/30/2001        14,084               13,464
      12/31/2001        13,912               13,306
      01/31/2002        13,976               13,385
      02/28/2002        14,202               13,588
      03/31/2002        14,090               13,504



Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest up to 10% in high-yield securities, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | Pimco Funds Annual Report 25

AN INTERMEDIATE DURATION BOND FUND

PIMCO Short-Duration Municipal Income Fund

OBJECTIVE:
Seeks high current income exempt from Federal income tax, consistent with preservation of capital.

PORTFOLIO:
Short and intermediate maturity municipal securities.

DURATION RANGE:
0-2 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$31.4 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed peer group, but trailed benchmark.

PIMCO Short Duration Municipal Income Fund's Class D shares at NAV returned 3.88%, in the past year beating the Lipper Short Municipal Debt Fund Average, which returned 3.35%, but lagging the Lehman Brothers 1-Year Municipal Bond Index, which returned 4.13%. The Fund has also outperformed its peers since inception, returning 4.50% annually versus 4.26% for the Lipper average.

Bonds were a haven in a turbulent time for the markets.

Fixed-income investments were among the top-performing areas of the financial markets during a volatile and lack -luster year. A recession and aggressive Fed easing were key factors driving bond performance. The slowdown in the U.S. was led by business retrenchment. The September 11 attacks heightened these problems, and also caused unemployment to climb and consumer confidence to waver, threatening consumption. In late 2001 and early 2002, the economy showed signs of a recovery, causing yields to rise. As a result, bonds gave back some of their gains.

Falling yields, security selection, boosted returns.

Short-term municipal yields fell sharply over the year, causing the Fund's above-benchmark duration to enhance returns. Individual security selection among revenue bonds, specifically within the industrial development sector, also improved performance due to greater duration-adjusted capital appreciation. Above-benchmark yield also contributed to returns. However, modest allocations to longer-term issues detracted from performance as intermediate yields rose during the period.

"We anticipate that the yield curve is likely to remain steep, which should provide attractive opportunities in short-term yields."
                                                                     Mark McCray

Current steepness of yield curve offers opportunities.

We believe that the global downturn is over. While we expect the U.S. economy to recover, driven by inventory restocking, we anticipate that the pace of growth will be moderate. We don't expect growth in the housing and consumer sectors to accelerate, as these sectors never experienced much of a retrenchment. As the recovery ensues, we expect the Federal Reserve to take back some of the emergency liquidity it provided after the September 11 attacks. In this environment of muted growth and benign inflation, we anticipate interest rates to be range-bound, with the bond market neither bullish nor bearish. We intend to capture incremental yield through a modest extension in duration, while maintaining high average credit quality, as investors require higher credit premiums amidst weaker fiscal conditions. We also hope to emphasize high-quality revenue bonds, which offer attractive risk-adjusted yields.

26 PIMCO Funds Annual Report | 3.31.02

PIMCO Short-Duration Muni. Income Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                                1 year     3 year       5 year      10 year      Inception
                                                                                                                 (8/31/99)
PIMCO Short-Duration Municipal Income Fund D Shares              3.88%        --           --           --         4.50%
Lipper Short Municipal Debt Fund Average                         3.35%        --           --           --           --
Lehman Bros. 1 Yr. Municipal Bond Index                          4.13%        --           --           --           --

MATURITY PROFILE

  Less than 1 year                                              65%
  1-5 years                                                     21%
  5-10 years                                                    12%
  10-20 years                                                    2%
   Duration                                               1.2 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes                                     91.7%
  Short-Term Instruments                                       8.3%

QUALITY BREAKDOWN

  AAA                                                         45.6%
  AA                                                          39.3%
  A                                                            4.9%
  BBB                                                         10.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                      PIMCO Short Duration        Lehman Bros. 1 Yr.
       Month             Muni. Income D            Muni. Bond Index
       =====          ====================        ==================
     08/31/1999              10,000                    10,000
     09/30/1999              10,027                    10,024
     10/31/1999              10,047                    10,046
     11/30/1999              10,076                    10,077
     12/31/1999              10,099                    10,085
     01/31/2000              10,137                    10,124
     02/29/2000              10,152                    10,154
     03/31/2000              10,195                    10,198
     04/30/2000              10,207                    10,222
     05/31/2000              10,222                    10,238
     06/30/2000              10,288                    10,322
     07/31/2000              10,339                    10,380
     08/31/2000              10,396                    10,433
     09/30/2000              10,445                    10,456
     10/31/2000              10,512                    10,505
     11/30/2000              10,537                    10,545
     12/31/2000              10,644                    10,624
     01/31/2001              10,700                    10,751
     02/28/2001              10,748                    10,786
     03/31/2001              10,786                    10,842
     04/30/2001              10,779                    10,863
     05/31/2001              10,842                    10,940
     06/30/2001              10,917                    10,983
     07/31/2001              10,973                    11,031
     08/31/2001              11,077                    11,097
     09/30/2001              11,057                    11,152
     10/31/2001              11,102                    11,199
     11/30/2001              11,114                    11,210
     12/31/2001              11,130                    11,238
     01/31/2002              11,185                    11,329
     02/28/2002              11,236                    11,370
     03/31/2002              11,206                    11,290


Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 27

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

OBJECTIVE:
Seeks maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments and short maturity fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$2.4 billion

PORTFOLIO MANAGER:
Paul McCulley

[PHOTO]
Paul McCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 20 years of investment experience.

Fund continued its long-term record of outperformance.

The Fund's Class D shares returned 3.80% for the one-year period, beating the 3.11% ret urn for the Salomon Brothers 3-Month T-Bill Index and the 3.70% return for its Lipper Average. the long term, the Fund has also performed solidly, returning 6.02% since inception versus 5.38% and 5.58% for it benchmark and Lipper peer group, respectively.

Short rates rose as s igns of economic recovery appeared.

The U.S. economy entered a recession in early 2001, driven by business retrenchment and exacerbated by the terrorist at tacks. In response, the Federal Reserve cont inued its aggressive easing campaign, driving the Federal funds rate down to a 40-year low. Short rates fell dramatically as a result during the first half of t he period. However, in late 2001 and early 2002, signs of an economic recovery and anticipated future Fed tightening drove rates higher, causing bonds to give up some of their gains. During this time, higher yielding sectors such as mortgages, corporate bonds and emerging markets outperformed Treasuries as interest rates rose.

Duration positioning, sector exposure contributed the most to Fund returns.

Over the course of the year, the Fund's above-benchmark duration positioning boosted returns as short-term interest rates fell significantly. An emphasis on mortgage-backed securities enhanced performance by providing an attractive source of yield. The positive price performance of mortgages in the first quarter of 2002 offset negative price performance relating to increased prepayments and heightened interest rate volatility in 2001. In addition, selective sector exposure enhanced returns, as corporate, higher-quality emerging market and real return bonds generally performed well during t he period. However, the Fund's small exposure to below investment-grade issues detracted from performance as concerns about credit quality held these securities back.

"[Fed] tightening should be later and less than what the market fears."
                                                                   Paul McCulley

Focus has shifted to high-quality income.

Moving forward, we believe that global growth will rebound, led by an inventory bounce in t he U.S., but that lack of pent-up demand in the consumer and housing sectors will limit the expansion lat er in 2002. We expect the Fed to take back some of its easing during the second half of the year, with a Federal funds rate target of 2.5% to 3.0% by year-end. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. With limited potential for capital gains from interest rate strategies, we expect to focus on high-qualit y income. This should entail maintaining our focus on mortgages, selectively adding higher-quality corporates and retaining our positions in high yield and emerging market bonds.

28 PIMCO Funds Annual Report | 3.31.02

PIMCO Short-Term Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/02

                                                        1 year   3 year    5 year    10 year    Inception
                                                                                                (10/7/87)
PIMCO Short-Term Fund D Shares                          3.80%     5.32%     5.61%     5.40%         6.02%
Lipper Ultra-Short Obligations Fund Average             3.70%     5.15%     5.36%     5.01%           --
Salomon Brothers 3-Month Treasury Bill Index            3.11%     4.70%     4.84%     4.63%           --

MATURITY PROFILE

   Less than 1 year                       77%
   1-5 years                              23%
   Duration                         0.8 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes              43.5%
   Short-Term Instruments               32.2%
   Mortgage-Backed Securities           16.4%
   Asset-Backed Securities               6.7%
   Other                                 1.2%

QUALITY BREAKDOWN

   AAA                                  67.4%
   AA                                    2.7%
   A                                    12.6%
   BBB                                  16.1%
   BB                                    1.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                                                        Salomon Bros.
          Month          PIMCO Short-Term D         3-Month T-Bill Index
          =====          ==================         ====================
       10/31/1987             10,000                       10,000
       11/30/1987             10,056                       10,051
       12/31/1987             10,114                       10,099
       01/31/1988             10,181                       10,148
       02/29/1988             10,222                       10,194
       03/31/1988             10,276                       10,244
       04/30/1988             10,330                       10,294
       05/31/1988             10,386                       10,347
       06/30/1988             10,443                       10,401
       07/31/1988             10,495                       10,460
       08/31/1988             10,560                       10,520
       09/30/1988             10,627                       10,583
       10/31/1988             10,718                       10,648
       11/30/1988             10,787                       10,715
       12/31/1988             10,849                       10,785
       01/31/1989             10,925                       10,858
       02/28/1989             11,000                       10,934
       03/31/1989             11,093                       11,013
       04/30/1989             11,176                       11,095
       05/31/1989             11,275                       11,179
       06/30/1989             11,358                       11,257
       07/31/1989             11,452                       11,336
       08/31/1989             11,511                       11,413
       09/30/1989             11,588                       11,487
       10/31/1989             11,695                       11,565
       11/30/1989             11,771                       11,640
       12/31/1989             11,837                       11,717
       01/31/1990             11,892                       11,794
       02/28/1990             11,964                       11,865
       03/31/1990             12,042                       11,945
       04/30/1990             12,090                       12,022
       05/31/1990             12,202                       12,104
       06/30/1990             12,280                       12,183
       07/31/1990             12,364                       12,263
       08/31/1990             12,428                       12,343
       09/30/1990             12,509                       12,418
       10/31/1990             12,603                       12,495
       11/30/1990             12,702                       12,569
       12/31/1990             12,803                       12,650
       01/31/1991             12,893                       12,723
       02/28/1991             12,962                       12,785
       03/31/1991             13,020                       12,851
       04/30/1991             13,100                       12,913
       05/31/1991             13,172                       12,975
       06/30/1991             13,219                       13,035
       07/31/1991             13,296                       13,097
       08/31/1991             13,379                       13,159
       09/30/1991             13,452                       13,217
       10/31/1991             13,528                       13,275
       11/30/1991             13,561                       13,328
       12/31/1991             13,615                       13,377
       01/31/1992             13,665                       13,424
       02/29/1992             13,691                       13,466
       03/31/1992             13,716                       13,512
       04/30/1992             13,772                       13,555
       05/31/1992             13,814                       13,600
       06/30/1992             13,868                       13,640
       07/31/1992             13,923                       13,681
       08/31/1992             13,958                       13,720
       09/30/1992             13,994                       13,754
       10/31/1992             14,008                       13,788
       11/30/1992             14,025                       13,823
       12/31/1992             14,066                       13,860
       01/31/1993             14,112                       13,897
       02/28/1993             14,149                       13,929
       03/31/1993             14,214                       13,964
       04/30/1993             14,262                       13,998
       05/31/1993             14,318                       14,033
       06/30/1993             14,374                       14,068
       07/31/1993             14,425                       14,104
       08/31/1993             14,463                       14,141
       09/30/1993             14,499                       14,176
       10/31/1993             14,550                       14,213
       11/30/1993             14,604                       14,249
       12/31/1993             14,672                       14,286
       01/31/1994             14,697                       14,323
       02/28/1994             14,713                       14,357
       03/31/1994             14,690                       14,398
       04/30/1994             14,713                       14,441
       05/31/1994             14,724                       14,488
       06/30/1994             14,791                       14,538
       07/31/1994             14,861                       14,590
       08/31/1994             14,919                       14,644
       09/30/1994             14,935                       14,698
       10/31/1994             14,974                       14,758
       11/30/1994             14,986                       14,820
       12/31/1994             15,050                       14,889
       01/31/1995             15,126                       14,957
       02/28/1995             15,265                       15,023
       03/31/1995             15,298                       15,097
       04/30/1995             15,462                       15,169
       05/31/1995             15,618                       15,243
       06/30/1995             15,670                       15,315
       07/31/1995             15,764                       15,388
       08/31/1995             15,836                       15,461
       09/30/1995             15,984                       15,530
       10/31/1995             16,099                       15,602
       11/30/1995             16,248                       15,670
       12/31/1995             16,386                       15,743
       01/31/1996             16,465                       15,813
       02/29/1996             16,495                       15,878
       03/31/1996             16,548                       15,945
       04/30/1996             16,625                       16,010
       05/31/1996             16,712                       16,079
       06/30/1996             16,804                       16,147
       07/31/1996             16,851                       16,216
       08/31/1996             16,957                       16,287
       09/30/1996             17,120                       16,357
       10/31/1996             17,257                       16,429
       11/30/1996             17,412                       16,498
       12/31/1996             17,480                       16,569
       01/31/1997             17,583                       16,641
       02/28/1997             17,662                       16,706
       03/31/1997             17,671                       16,779
       04/30/1997             17,772                       16,851
       05/31/1997             17,900                       16,925
       06/30/1997             18,018                       16,996
       07/31/1997             18,158                       17,070
       08/31/1997             18,213                       17,143
       09/30/1997             18,335                       17,215
       10/31/1997             18,377                       17,291
       11/30/1997             18,460                       17,363
       12/31/1997             18,563                       17,438
       01/31/1998             18,673                       17,515
       02/28/1998             18,738                       17,585
       03/31/1998             18,863                       17,662
       04/30/1998             18,950                       17,736
       05/31/1998             19,036                       17,813
       06/30/1998             19,100                       17,886
       07/31/1998             19,215                       17,961
       08/31/1998             19,223                       18,038
       09/30/1998             19,351                       18,112
       10/31/1998             19,425                       18,184
       11/30/1998             19,491                       18,252
       12/31/1998             19,573                       18,319
       01/31/1999             19,649                       18,387
       02/28/1999             19,730                       18,449
       03/31/1999             19,870                       18,520
       04/30/1999             19,961                       18,588
       05/31/1999             19,965                       18,659
       06/30/1999             20,035                       18,728
       07/31/1999             20,105                       18,801
       08/31/1999             20,171                       18,876
       09/30/1999             20,262                       18,950
       10/31/1999             20,360                       19,027
       11/30/1999             20,455                       19,103
       12/31/1999             20,537                       19,186
       01/31/2000             20,584                       19,270
       02/29/2000             20,704                       19,353
       03/31/2000             20,838                       19,444
       04/30/2000             20,915                       19,535
       05/31/2000             21,028                       19,631
       06/30/2000             21,159                       19,723
       07/31/2000             21,269                       19,818
       08/31/2000             21,403                       19,916
       09/30/2000             21,527                       20,016
       10/31/2000             21,622                       20,120
       11/30/2000             21,797                       20,223
       12/31/2000             21,971                       20,330
       01/31/2001             22,123                       20,436
       02/28/2001             22,269                       20,524
       03/31/2001             22,369                       20,614
       04/30/2001             22,434                       20,693
       05/31/2001             22,609                       20,770
       06/30/2001             22,647                       20,836
       07/31/2001             22,803                       20,901
       08/31/2001             22,883                       20,965
       09/30/2001             22,986                       21,025
       10/31/2001             23,071                       21,080
       11/30/2001             23,104                       21,125
       12/31/2001             23,143                       21,162
       01/31/2002             23,194                       21,195
       02/28/2002             23,222                       21,223
       03/31/2002             23,219                       21,255


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

Past performance is no guarantee of future results. The Fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest 5% in high-yield, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 29

ANNUAL ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

OBJECTIVE:
Seeks total return which exceeds that of the S&P 500.

PORTFOLIO:
S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$987.2 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outperformed the S&P 500 Index in the past year.

PIMCO StocksPLUS Fund Class D shares at NAV returned 0.22% for the past year, keeping pace with the 0.24% return for the S&P 500 Index and outperforming the - 1.86% return for the Lipper Large-Cap Core Fund Average.

Bonds provided a stronghold amid flagging stock market returns.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Lackluster earnings and heightened accounting concerns added to the challenges faced by U.S. companies. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, late in 2001, signs of an economic rebound drove equities higher and bonds lower, as investors began to anticipate future Fed tightening.

Duration positioning, sector exposure aided results.

Over the course of the year, the Fund's longer relative duration boosted performance as Fed efforts to stimulate the economy caused a significant decline in short-term interest rates. Selective sector exposure further enhanced performance as mortgage-backed securities and corporate, high yield and emerging market bonds offered attractive yields relative to Treasuries. However, issue ratings downgrades caused certain airline and energy holdings to lose value. Overall stock market returns detracted from the Fund's performance as the S&P 500 Index finished flat for the period

"My view has been for several years that the stock market will mimic the economy in terms of its growth rate." Bill Gross

High quality income should be a focus moving forward.

We think the U.S. should lead a global economic rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. Most likely, the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. In this setting, we expect to focus on high-quality income. We intend to maintain an emphasis on mortgages, which continue to provide attractive yield premiums and strong credit quality. Also, we hope to add attractively priced high-grade corporate bonds, especially credits with strong balance sheets that can withstand economic uncertainty. Finally, we expect to retain existing positions in emerging market bonds and asset-backed securities to further enhance income.

30 PIMCO Funds Annual Report | 3.31.02

PIMCO StocksPLUS Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                        1 year   3 year    5 year    10 year    Inception
                                                                                                (5/13/93)
PIMCO StocksPLUS Fund D Shares                           0.22%   -2.54%     9.78%         --       13.62%
Lipper Large-Cap Core Fund Average                      -1.86%   -2.91%     8.00%         --          --
S&P 500 Index                                            0.24%   -2.53%    10.18%         --          --

MATURITY PROFILE

   Less than 1 year                         81%
   1-5 years                                18%
   5-10 years                                1%
   Duration                           0.7 years





SECTOR BREAKDOWN

   Short-Term Instruments                 38.9%
   Mortgage-Backed Securities             24.0%
   Corporate Bonds & Notes                20.1%
   U.S. Treasury Obligations               6.6%
   Asset-Backed Securities                 5.4%
   Other                                   5.0%

QUALITY BREAKDOWN

   AAA                                    87.0%
   AA                                      2.1%
   A                                       3.0%
   BBB                                     5.3%
   BB                                      2.2%
   B                                       0.4%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


         Month           PIMCO StocksPLUS D         S&P 500 Index
         =====           ==================         =============
       05/31/1993              10,000                   10,000
       06/30/1993              10,054                   10,029
       07/31/1993              10,025                    9,989
       08/31/1993              10,411                   10,368
       09/30/1993              10,301                   10,288
       10/31/1993              10,526                   10,501
       11/30/1993              10,409                   10,401
       12/31/1993              10,585                   10,527
       01/31/1994              10,939                   10,885
       02/28/1994              10,595                   10,589
       03/31/1994              10,123                   10,128
       04/30/1994              10,248                   10,258
       05/31/1994              10,437                   10,426
       06/30/1994              10,207                   10,170
       07/31/1994              10,600                   10,504
       08/31/1994              11,078                   10,935
       09/30/1994              10,891                   10,668
       10/31/1994              11,064                   10,907
       11/30/1994              10,719                   10,510
       12/31/1994              10,857                   10,666
       01/31/1995              11,155                   10,943
       02/28/1995              11,650                   11,369
       03/31/1995              11,964                   11,705
       04/30/1995              12,349                   12,049
       05/31/1995              12,903                   12,531
       06/30/1995              13,183                   12,822
       07/31/1995              13,586                   13,247
       08/31/1995              13,679                   13,280
       09/30/1995              14,255                   13,841
       10/31/1995              14,232                   13,791
       11/30/1995              14,912                   14,397
       12/31/1995              15,185                   14,674
       01/31/1996              15,726                   15,174
       02/29/1996              15,767                   15,314
       03/31/1996              15,975                   15,462
       04/30/1996              16,174                   15,690
       05/31/1996              16,530                   16,094
       06/30/1996              16,687                   16,156
       07/31/1996              15,903                   15,442
       08/31/1996              16,237                   15,768
       09/30/1996              17,182                   16,655
       10/31/1996              17,726                   17,114
       11/30/1996              19,038                   18,408
       12/31/1996              18,619                   18,043
       01/31/1997              19,761                   19,171
       02/28/1997              19,907                   19,321
       03/31/1997              18,999                   18,527
       04/30/1997              20,172                   19,633
       05/31/1997              21,444                   20,828
       06/30/1997              22,332                   21,761
       07/31/1997              24,168                   23,493
       08/31/1997              22,851                   22,177
       09/30/1997              24,037                   23,392
       10/31/1997              23,258                   22,610
       11/30/1997              24,204                   23,657
       12/31/1997              24,640                   24,063
       01/31/1998              24,975                   24,329
       02/28/1998              26,649                   26,084
       03/31/1998              27,970                   27,420
       04/30/1998              28,309                   27,695
       05/31/1998              27,734                   27,219
       06/30/1998              28,816                   28,325
       07/31/1998              28,496                   28,023
       08/31/1998              24,133                   23,972
       09/30/1998              25,972                   25,507
       10/31/1998              28,021                   27,582
       11/30/1998              29,610                   29,254
       12/31/1998              31,470                   30,940
       01/31/1999              32,524                   32,233
       02/28/1999              31,425                   31,232
       03/31/1999              32,735                   32,481
       04/30/1999              34,041                   33,739
       05/31/1999              33,146                   32,943
       06/30/1999              35,058                   34,771
       07/31/1999              33,901                   33,685
       08/31/1999              33,715                   33,519
       09/30/1999              32,953                   32,600
       10/31/1999              35,049                   34,663
       11/30/1999              35,610                   35,367
       12/31/1999              37,625                   37,451
       01/31/2000              35,672                   35,570
       02/29/2000              35,102                   34,896
       03/31/2000              38,401                   38,310
       04/30/2000              37,203                   37,157
       05/31/2000              36,411                   36,394
       06/30/2000              37,314                   37,292
       07/31/2000              36,817                   36,708
       08/31/2000              39,266                   38,988
       09/30/2000              37,110                   36,930
       10/31/2000              36,917                   36,774
       11/30/2000              34,115                   33,875
       12/31/2000              34,419                   34,040
       01/31/2001              35,733                   35,248
       02/28/2001              32,417                   32,034
       03/31/2001              30,236                   30,005
       04/30/2001              32,567                   32,336
       05/31/2001              32,896                   32,553
       06/30/2001              32,129                   31,761
       07/31/2001              31,888                   31,448
       08/31/2001              29,867                   29,479
       09/30/2001              27,334                   27,099
       10/31/2001              27,998                   27,616
       11/30/2001              29,810                   29,734
       12/31/2001              30,051                   29,995
       01/31/2002              29,687                   29,557
       02/28/2002              29,233                   28,987
       03/31/2002              30,306                   30,077


Investment Process
--------------------------------------------------------------------------------

Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

Past performance is no guarantee of future results. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments.The Fund may invest up to 10% in high-yield securities, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities, may at times invest in derivatives and mortgage related securities. See page 38 for additional footnotes, which includes additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 31

A STOCK AND BOND FUND

PIMCO Strategic Balanced Fund

OBJECTIVE:
Seeks maximum total return consistent with preservation of capital and prudent investment management.

PORTFOLIO:
45-75% PIMCO StocksPLUS Fund;
25-55% PIMCO Total Return Fund.

DURATION RANGE
(OF UNDERLYING FUNDS):
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$61.4 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced its benchmark and peers.

PIMCO Strategic Balanced Fund's Class D shares at NAV returned 3.46% in the past year, outperforming the 1.46% return for the Lipper Balanced Fund Average. In addition, the Fund finished ahead of its benchmark--a blend of 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index--which returned 2.69% for the same period.

Bonds outperformed stocks during a difficult economic period.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. Lackluster earnings and heightened accounting concerns added to the challenges faced by U.S. companies. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate down to a 40-year low. However, late in 2001, signs of an economic rebound drove equities higher and bonds lower, as investors began to anticipate future Fed tightening.

Fixed income assets strengthened the portfolio.

Asset allocation had little impact on returns as the Fund remained near a standard 60/40 equity/fixed income mix throughout the period. The enhanced index equity portion of the portfolio, consisting of PIMCO StocksPLUS Fund, benefited from an extended duration posture as Fed efforts to stimulate the economy resulted in a significant decline in short-term interest rates. At the same time, stock returns detract ed from performance as the S&P 500 Index finished flat for the period. Within the fixed-income portion of the portfolio, consisting of PIMCO Total Return Fund, an emphasis on shorter-maturity bonds contributed the most to performance as the yield curve generally steepened during the period. However, a structural underweight to investment-grade corporate securities hurt returns as investor demand for higher yielding assets grew.

"Spread' strategies employing mortgage, corporate and emerging market debt should dominate near term." Bill Gross

We expect to target high-quality income moving forward.

In our view, the U.S. should lead a global economic rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. Most likely, the Fed will take back some of its post-September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, we think the bond market will be neither bullish nor bearish. In this environment, we intend to target a neutral equity/bond mix. High-quality income should be a focus moving forward, with an emphasis on mortgages. Selective sector exposure, including positions in high-grade corporate and emerging market bonds, should provide additional sources of income.

32 PIMCO Funds Annual Report | 3.31.02

PIMCO Strategic Balanced Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                  1 year        3 year       5 year       10 year     Inception
                                                                                                      (6/28/96)
 PIMCO Strategic Balanced Fund D Shares           3.46%          1.17%        9.01%         --            9.84%
 Lipper Balanced Fund Average                     1.46%          1.67%        7.64%         --            8.15%
 60% S&P 500 and 40% LBAG Index Blend             2.69%          1.36%        9.56%         --              --
 S&P 500 Index                                    0.24%         -2.53%       10.18%         --              --

FUND ALLOCATION

 StocksPLUS Fund                 60.8%
 Total Return Fund               39.2%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]

                                            60% S&P 500
                      PIMCO Strategic         40% LBAG
        Month           Balanced D          Index Blend        S&P 500 Index
        =====         ===============       ===========        =============
      06/30/1996           10,000              10,000              10,000
      07/31/1996            9,732               9,746               9,558
      08/31/1996            9,881               9,863               9,760
      09/30/1996           10,348              10,264              10,309
      10/31/1996           10,626              10,525              10,593
      11/30/1996           11,213              11,075              11,394
      12/31/1996           11,007              10,902              11,168
      01/31/1997           11,467              11,324              11,866
      02/28/1997           11,532              11,388              11,959
      03/31/1997           11,156              11,057              11,468
      04/30/1997           11,661              11,520              12,152
      05/31/1997           12,145              11,984              12,892
      06/30/1997           12,504              12,363              13,470
      07/31/1997           13,267              13,086              14,542
      08/31/1997           12,798              12,602              13,727
      09/30/1997           13,255              13,090              14,479
      10/31/1997           13,068              12,904              13,995
      11/30/1997           13,409              13,286              14,643
      12/31/1997           13,611              13,477              14,895
      01/31/1998           13,798              13,635              15,059
      02/28/1998           14,345              14,221              16,145
      03/31/1998           14,823              14,678              16,972
      04/30/1998           14,952              14,797              17,143
      05/31/1998           14,787              14,700              16,848
      06/30/1998           15,216              15,109              17,533
      07/31/1998           15,122              15,025              17,346
      08/31/1998           13,711              13,819              14,838
      09/30/1998           14,513              14,480              15,789
      10/31/1998           15,155              15,156              17,073
      11/30/1998           15,631              15,742              18,108
      12/31/1998           16,218              16,305              19,151
      01/31/1999           16,608              16,760              19,952
      02/28/1999           16,063              16,331              19,332
      03/31/1999           16,585              16,759              20,105
      04/30/1999           16,988              17,170              20,884
      05/31/1999           16,636              16,866              20,391
      06/30/1999           17,252              17,406              21,522
      07/31/1999           16,872              17,051              20,851
      08/31/1999           16,806              16,996              20,747
      09/30/1999           16,627              16,796              20,179
      10/31/1999           17,287              17,459              21,456
      11/30/1999           17,458              17,671              21,892
      12/31/1999           18,013              18,261              23,181
      01/31/2000           17,238              17,687              22,017
      02/29/2000           17,097              17,572              21,600
      03/31/2000           18,169              18,696              23,713
      04/30/2000           17,757              18,337              22,999
      05/31/2000           17,643              18,108              22,527
      06/30/2000           17,890              18,526              23,083
      07/31/2000           17,847              18,420              22,722
      08/31/2000           18,648              19,213              24,133
      09/30/2000           17,992              18,653              22,859
      10/31/2000           17,978              18,655              22,762
      11/30/2000           17,433              17,894              20,968
      12/31/2000           17,644              18,079              21,070
      01/31/2001           18,117              18,583              21,818
      02/28/2001           17,234              17,631              19,828
      03/31/2001           16,598              16,996              18,572
      04/30/2001           17,266              17,760              20,016
      05/31/2001           17,409              17,874              20,150
      06/30/2001           17,183              17,640              19,659
      07/31/2001           17,327              17,694              19,466
      08/31/2001           16,752              17,110              18,247
      09/30/2001           16,030              16,361              16,774
      10/31/2001           16,400              16,685              17,094
      11/30/2001           16,995              17,361              18,405
      12/31/2001           17,031              17,408              18,566
      01/31/2002           17,014              17,312              18,295
      02/28/2002           16,949              17,179              17,942
      03/31/2002           17,171              17,453              18,617


Investment Process
--------------------------------------------------------------------------------

The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

Past performance is no guarantee of future results. The Portfolio's investment performance depends on how its assets are allocated and reallocated among particular underlying Funds. The portfolio's allocation among the underlying Funds will vary, the investment may be subject to any and all of the underlying Funds risks at different times and to different degrees. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 33

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$53.2 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outperformed both its benchmark and its peers.

As of March 31, 2002, PIMCO Total Return Class D shares at NAV returned 6.81% for the one-year period, strongly outperforming both the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Average, which returned 5.35% and 4.22% respectively.

Bonds provided a stronghold amid U.S.recession.

Bonds were among the best-performing investments in an otherwise volatile and disappointing period for the financial markets. The U.S. economy slipped into recession in March 2001, driven by business retrenchment and exacerbated by the terrorist attacks. To counter the slowdown, the Federal Reserve continued its aggressive easing campaign, driving the nominal Federal funds rate to its lowest level in 40 years. However, late in 2001 and into the first quarter of 2002, early signs of an economic rebound and anticipated future Fed tightening drove interest rates higher, causing bonds to give up some of their gains.

Shorter-maturity holdings contributed largely to returns.

Overall, an emphasis on shorter-maturity bonds during the period enhanced returns as the yield curve generally steepened in response to continued Fed easing. Exposure to Euro-zone and U.K. holdings, especially shorter maturities, aided performance as these markets rallied in anticipation of weaker growth and further rate cuts by their respective central banks. In addition, the Fund benefited from an overweight position in mortgage-backed securities, which provided a high quality source of additional income. However, a structural underweight to investment-grade corporate securities hurt returns as investors began to anticipate an economic recovery and demand for higher yielding assets grew.

"Spread strategies employing mortgage, corporate and emerging market debt should dominate near term."
                                                                      Bill Gross

Focus has shifted to high-quality income.

We think the synchronized global downturn, centered in the manufacturing sector, is over. The U.S. should lead the rebound as a sharp inventory liquidation winds down, ending its drain on economic growth. We expect the Fed will take back some of its post September 11 emergency easing during the second half of the year. Given our outlook for benign inflation and a relatively moderate recovery, the think the bond market will be neither bullish nor bearish. We expect the ten-year Treasury yield to trade in a range of 4.75% to 5.75%. In this setting, with limited potential for capital gains from interest rate strategies, we expect to focus on high-quality income. This should entail maintaining our focus on mortgages while selectively adding higher-quality corporate and emerging market bonds.

34 PIMCO Funds Annual Report | 3.31.02

PIMCO Total Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                               1 year        3 year       5 year       10 year     Inception
                                                                                                                   (5/11/87)
 PIMCO Total Return Fund D Shares                              6.81%          7.00%       8.09%        8.02%         8.83%
 Lipper Intermediate Investment Grade Debt Fund Average        4.22%          5.47%       6.51%        6.73%           --
 Lehman Brothers Aggregate Bond Index                          5.35%          6.49%       7.57%        7.38%           --

MATURITY PROFILE

   Less than 1 year                 17%
   1-5 years                        56%
   5-10 years                       16%
   10-20 years                       1%
   20-30 years                      10%
   Duration                  4.8 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities     52.6%
   Corporate Bonds & Notes        25.8%
   Short-Term Instruments         10.0%
   Other                          11.6%

QUALITY BREAKDOWN

   AAA                            70.9%
   AA                              3.5%
   A                              14.8%
   BBB                             8.9%
   BB                              1.9%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                       PIMCO Total         Lehman Bros.
         Month          Return D         Agg. Bond Index
         =====         ===========       ===============
       05/31/1987         10,000              10,000
       06/30/1987         10,125              10,138
       07/31/1987         10,098              10,130
       08/31/1987         10,072              10,076
       09/30/1987          9,819               9,861
       10/31/1987         10,129              10,212
       11/30/1987         10,201              10,294
       12/31/1987         10,291              10,434
       01/31/1988         10,708              10,801
       02/29/1988         10,828              10,929
       03/31/1988         10,729              10,827
       04/30/1988         10,671              10,768
       05/31/1988         10,615              10,696
       06/30/1988         10,867              10,954
       07/31/1988         10,849              10,897
       08/31/1988         10,899              10,925
       09/30/1988         11,103              11,172
       10/31/1988         11,275              11,383
       11/30/1988         11,172              11,244
       12/31/1988         11,218              11,257
       01/31/1989         11,354              11,419
       02/28/1989         11,279              11,336
       03/31/1989         11,330              11,385
       04/30/1989         11,580              11,624
       05/31/1989         11,859              11,929
       06/30/1989         12,256              12,292
       07/31/1989         12,512              12,554
       08/31/1989         12,293              12,368
       09/30/1989         12,352              12,431
       10/31/1989         12,645              12,737
       11/30/1989         12,752              12,858
       12/31/1989         12,775              12,893
       01/31/1990         12,558              12,740
       02/28/1990         12,588              12,781
       03/31/1990         12,575              12,790
       04/30/1990         12,394              12,673
       05/31/1990         12,797              13,048
       06/30/1990         13,011              13,258
       07/31/1990         13,219              13,441
       08/31/1990         13,007              13,261
       09/30/1990         13,018              13,371
       10/31/1990         13,195              13,541
       11/30/1990         13,525              13,832
       12/31/1990         13,759              14,048
       01/31/1991         13,892              14,222
       02/28/1991         14,083              14,343
       03/31/1991         14,257              14,442
       04/30/1991         14,487              14,598
       05/31/1991         14,591              14,684
       06/30/1991         14,610              14,676
       07/31/1991         14,817              14,880
       08/31/1991         15,216              15,202
       09/30/1991         15,572              15,510
       10/31/1991         15,728              15,682
       11/30/1991         15,860              15,826
       12/31/1991         16,396              16,296
       01/31/1992         16,258              16,074
       02/29/1992         16,398              16,179
       03/31/1992         16,331              16,088
       04/30/1992         16,412              16,204
       05/31/1992         16,749              16,510
       06/30/1992         16,957              16,737
       07/31/1992         17,367              17,078
       08/31/1992         17,511              17,251
       09/30/1992         17,784              17,456
       10/31/1992         17,624              17,224
       11/30/1992         17,635              17,228
       12/31/1992         17,940              17,502
       01/31/1993         18,266              17,838
       02/28/1993         18,670              18,150
       03/31/1993         18,775              18,226
       04/30/1993         18,934              18,353
       05/31/1993         18,974              18,376
       06/30/1993         19,382              18,709
       07/31/1993         19,496              18,815
       08/31/1993         19,935              19,145
       09/30/1993         20,011              19,197
       10/31/1993         20,149              19,269
       11/30/1993         19,967              19,105
       12/31/1993         20,129              19,209
       01/31/1994         20,369              19,468
       02/28/1994         20,000              19,130
       03/31/1994         19,572              18,658
       04/30/1994         19,374              18,509
       05/31/1994         19,277              18,507
       06/30/1994         19,202              18,466
       07/31/1994         19,592              18,832
       08/31/1994         19,643              18,856
       09/30/1994         19,390              18,578
       10/31/1994         19,362              18,562
       11/30/1994         19,361              18,521
       12/31/1994         19,349              18,648
       01/31/1995         19,691              19,017
       02/28/1995         20,148              19,470
       03/31/1995         20,336              19,589
       04/30/1995         20,687              19,863
       05/31/1995         21,337              20,631
       06/30/1995         21,320              20,783
       07/31/1995         21,326              20,736
       08/31/1995         21,651              20,986
       09/30/1995         21,917              21,191
       10/31/1995         22,243              21,466
       11/30/1995         22,719              21,788
       12/31/1995         23,106              22,094
       01/31/1996         23,290              22,240
       02/29/1996         22,718              21,854
       03/31/1996         22,536              21,702
       04/30/1996         22,437              21,580
       05/31/1996         22,372              21,536
       06/30/1996         22,725              21,825
       07/31/1996         22,780              21,885
       08/31/1996         22,754              21,848
       09/30/1996         23,271              22,229
       10/31/1996         23,869              22,721
       11/30/1996         24,428              23,111
       12/31/1996         24,117              22,896
       01/31/1997         24,202              22,966
       02/28/1997         24,250              23,023
       03/31/1997         23,950              22,768
       04/30/1997         24,376              23,109
       05/31/1997         24,620              23,327
       06/30/1997         24,903              23,604
       07/31/1997         25,592              24,240
       08/31/1997         25,365              24,034
       09/30/1997         25,771              24,388
       10/31/1997         26,075              24,742
       11/30/1997         26,189              24,856
       12/31/1997         26,491              25,106
       01/31/1998         26,896              25,428
       02/28/1998         26,815              25,408
       03/31/1998         26,898              25,497
       04/30/1998         26,998              25,630
       05/31/1998         27,306              25,873
       06/30/1998         27,565              26,092
       07/31/1998         27,650              26,148
       08/31/1998         28,085              26,573
       09/30/1998         28,919              27,196
       10/31/1998         28,716              27,052
       11/30/1998         28,817              27,205
       12/31/1998         28,987              27,287
       01/31/1999         29,155              27,482
       02/28/1999         28,613              27,002
       03/31/1999         28,850              27,152
       04/30/1999         28,986              27,238
       05/31/1999         28,667              26,999
       06/30/1999         28,612              26,913
       07/31/1999         28,498              26,799
       08/31/1999         28,515              26,785
       09/30/1999         28,826              27,096
       10/31/1999         28,915              27,196
       11/30/1999         28,976              27,194
       12/31/1999         28,817              27,063
       01/31/2000         28,664              26,974
       02/29/2000         29,011              27,300
       03/31/2000         29,431              27,660
       04/30/2000         29,343              27,581
       05/31/2000         29,331              27,568
       06/30/2000         29,944              28,142
       07/31/2000         30,214              28,397
       08/31/2000         30,682              28,809
       09/30/2000         30,783              28,990
       10/31/2000         30,971              29,182
       11/30/2000         31,569              29,659
       12/31/2000         32,203              30,209
       01/31/2001         32,667              30,703
       02/28/2001         32,974              30,971
       03/31/2001         33,100              31,126
       04/30/2001         32,788              30,997
       05/31/2001         32,906              31,184
       06/30/2001         32,989              31,302
       07/31/2001         34,124              32,001
       08/31/2001         34,540              32,368
       09/30/2001         35,106              32,745
       10/31/2001         35,847              33,430
       11/30/2001         35,327              32,969
       12/31/2001         35,154              32,760
       01/31/2002         35,583              33,025
       02/28/2002         36,074              33,345
       03/31/2002         35,356              32,791


Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3- to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. This Fund may invest 10% in high-yield, lower-rated securities generally involves greater risk to principal than investment in higher-rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 38 for additional footnotes, which includes additional information.

                                          3.31.02 | PIMCO Funds Annual Report 35

A MORTGAGE - BACKED BOND FUND

PIMCO Total Return Mortgage Fund

OBJECTIVE:
Seeks maximum total return, consis tent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$80.4 million

PORTFOLIO MANAGER:
Scott Simon


[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 19 years of investment experience.

Over the past year, Fund dominated both its benchmark and Lipper peer group.

For the one-year period ended March 31, 2002, the Fund's Class D shares at NAV returned 7.43%, exceeding both the Lehman Brothers Mortgage Index, which returned 6.39%, and the Lipper U.S. Mortgage Fund Average, which returned 5.74%. Since inception, the Fund has returned 7.66% annually, beating its Lehman benchmark, which returned 6.96%.

Mortgage-backed securities outperformed the overall bond market.

Bonds were among the best performing investments in an otherwise volatile and disappointing year for financial markets, with mortgage-backed securities performing better than the broad bond market. In early 2001, the U.S. entered a recession led by a sharp downturn in business investing, and exacerbated by the terrorist attacks. In an effort to lift the economy, the Federal Reserve mounted an aggressive easing campaign, lowering the nominal Federal Funds rate to its lowest level in 40 years. However, as signs of an economic recovery emerged late in the fiscal year, interest rates rose, causing bonds to give back some of their gains. Mortgages held up relatively well in the face of investor optimism.

GNMA ARMs, diversified mortgage exposure, drove performance.

The Fund's holdings of GNMA II Adjustable Rate Mortgages (ARMs), which provide low duration exposure to the mortgage market, improved returns due to their attractive yields.

"With interest rates range-bound, mortgages continue to offer attractive yields with a strong credit profile."
                                                                     Scott Simon

Allocations to Collateralized Mortgage Obligations (CMOs) were also positive, augmenting portfolio yield while providing protection from prepayment volatility. Issue selection, specifically exposure to GNMA premium bonds, added value as they outpaced their par and discount counterparts.

U.S. economy should experience a modest recovery.

We anticipate that global growth will rebound, led by an inventory bounce in the U.S., but lack of pent-up demand in the consumer and housing sectors will limit the expansion. As the recovery ensues, we expect the Federal Reserve to take back some of the emergency easing that took place post-September 11. With a high likelihood of muted growth and benign inflation, we expect the bond market to be neither bullish nor bearish. While mortgages appear to be relatively fully valued after their recent rally, they continue to offer attractive yields with minimal credit exposure. In this setting, with limited potential for capital gains from interest rate strategies, we intend to focus on high quality income, favoring GNMA issues over FNMA or FHLMC since GNMAs continue to offer attractive yields and an inherent government guarantee. We hope to continue to utilize ARMs, which provide attractive yields considering their short durations.

36 PIMCO Funds Annual Report | 3.31.02

PIMCO Total Return Mortgage Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/02

                                                             1 year     3 year    5 year    10 year   Inception
                                                                                                      (7/31/97)
PIMCO Total Return Mortgage Fund D Shares                     7.43%      7.80%       --         --        7.66%
Lipper U.S. Mortgage Fund Average                             5.74%      6.17%       --         --          --
Lehman Brothers Mortgage Index                                6.39%      7.01%       --         --          --

MATURITY PROFILE

   Less than 1 year                        11%
   1-5 years                               60%
   5-10 years                              28%
   10-20 years                              1%
   Duration                          3.4 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities            68.8%
   Short-Term Instruments                22.5%
   Other                                  8.7%

QUALITY BREAKDOWN

   AAA                                   99.2%
   AA                                     0.8%

CHANGE IN VALUE For periods ended 3/31/02

                                    [GRAPH]


                         PIMCO Total Return         Lehman Brothers
          Month           Mortgage Fund D           Mortgage Index
          =====          ==================         ===============
       07/31/1997              10,000                  10,000
       08/31/1997              10,007                   9,976
       09/30/1997              10,162                  10,103
       10/31/1997              10,310                  10,215
       11/30/1997              10,356                  10,248
       12/31/1997              10,475                  10,342
       01/31/1998              10,587                  10,445
       02/28/1998              10,604                  10,467
       03/31/1998              10,641                  10,511
       04/30/1998              10,711                  10,570
       05/31/1998              10,801                  10,641
       06/30/1998              10,869                  10,691
       07/31/1998              10,910                  10,746
       08/31/1998              11,038                  10,843
       09/30/1998              11,160                  10,974
       10/31/1998              11,113                  10,960
       11/30/1998              11,159                  11,015
       12/31/1998              11,187                  11,061
       01/31/1999              11,253                  11,140
       02/28/1999              11,192                  11,096
       03/31/1999              11,262                  11,170
       04/30/1999              11,315                  11,222
       05/31/1999              11,252                  11,159
       06/30/1999              11,237                  11,120
       07/31/1999              11,193                  11,045
       08/31/1999              11,184                  11,044
       09/30/1999              11,324                  11,223
       10/31/1999              11,386                  11,288
       11/30/1999              11,439                  11,294
       12/31/1999              11,411                  11,267
       01/31/2000              11,335                  11,169
       02/29/2000              11,502                  11,298
       03/31/2000              11,653                  11,422
       04/30/2000              11,611                  11,430
       05/31/2000              11,603                  11,435
       06/30/2000              11,817                  11,680
       07/31/2000              11,931                  11,755
       08/31/2000              12,126                  11,933
       09/30/2000              12,245                  12,056
       10/31/2000              12,327                  12,143
       11/30/2000              12,523                  12,326
       12/31/2000              12,759                  12,524
       01/31/2001              12,957                  12,719
       02/28/2001              13,075                  12,792
       03/31/2001              13,135                  12,866
       04/30/2001              13,127                  12,884
       05/31/2001              13,252                  12,970
       06/30/2001              13,294                  12,997
       07/31/2001              13,587                  13,228
       08/31/2001              13,706                  13,345
       09/30/2001              13,901                  13,545
       10/31/2001              14,114                  13,732
       11/30/2001              14,012                  13,605
       12/31/2001              13,978                  13,554
       01/31/2002              14,115                  13,679
       02/28/2002              14,264                  13,835
       03/31/2002              14,111                  13,688

Investment Process
--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments, which may entail greater risk than a fully diversified fund. The Fund may invest in foreign securities, which may entail greater risk due to foreign economic and political developments and may invest in derivative instruments. See page 38 for additional footnotes, which include additional information.

                                          3.31.02 | PIMCO Funds Annual Report 37

FOOTNOTES

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and retail shares commenced operations on the same day but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's D shares and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect different operating expenses. The D shares were first offered in April 1998 for the PIMS Funds except CA Int. Muni Bond D on 1/00, CA Muni Bond D on 7/00, Convertible D and Emerging Markets Bond D on 3/00, GNMA D on 5/01, NY Muni Bond D and Short Duration Municipal Income D on 1/00.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The GNMA Lipper rankings are based on the oldest share class, Institutional shares. Class D shares were first offered 6/01 and have not yet been ranked by Lipper.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. Lehman GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). Merrill Lynch High Yield Index is a broad high yield index including high yield bonds across the maturity spectrum, within the BB-B rated credit quality spectrum, as well as the credit quality spectrum within the below-investment-grade universe. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-Bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues. Lehman 1-Year Municipal Index is an unmanaged index comprised of National Municipal Bond issues with a maturity range of 1-2 years. Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. TIPS (Treasury Inflation Protected Securities) market. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the Funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

An investment in a (the) Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) Fund."

38 PIMCO Funds Annual Report | 3.31.02

Schedule of Investments
California Intermediate Municipal Fund
March 31, 2002
                                                            Principal
                                                               Amount    Value
                                                               (000s)   (000s)
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 102.3%

California 78.0%
A B C California Unified School District General Obligation
Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030                                         $ 1,850  $   357
0.000% due 08/01/2031                                           1,285      234
0.000% due 08/01/2032                                           1,965      336
0.000% due 08/01/2033                                           1,670      270
0.000% due 08/01/2034                                           1,755      267

Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.500% due 09/02/2012                3,500    3,493

Anaheim, California Public Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (d)                                         150      157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                             490      497

California Education Facilities Authority Revenue Bonds,
Series 1997-A 5.700% due 10/01/2015                               135      146

California Health Facilities Financing Authority
Revenue Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                             350      367

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                             100      105

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                             150      152

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                             500      501

California State General Obligation Bonds,
(FGIC Insured), Series 1997 5.000% due 10/01/2004                 325      342

California State General Obligation Bonds,
(MBIA Insured), Series 1991 6.600% due 02/01/2011               1,000    1,158

California State General Obligation Bonds,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                 400      470

California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010                                           1,730    1,970

California State General Obligation Bonds,
Series 1997-BL 5.300% due 12/01/2012                              400      407

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                             100      105
5.250% due 03/01/2013                                             300      310

California State Public Works Board Lease Revenue
Bonds, Series 1994-A 6.375% due 11/01/2014                        500      555

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                           2,000    2,019

California Statewide Communities Development Authority
Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015                                           1,000    1,101

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)            2,300    2,297

Capistrano, California Unified School District
Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                           2,000    2,321

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                           1,500    1,468

Chico, California Public Financing Authority Revenue Bonds,
(FSA Insured), Series 1996 5.200% due 04/01/2011                  485      505

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                             230      237
6.400% due 09/01/2018                                             120      123

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                    1,000      995

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                           3,450    3,714
8.820% due 06/01/2020 (d)                                       6,000    6,424

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                            465      563
10.000% due 09/01/2006                                            380      477

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027                                           2,500    1,664

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                           1,000      260

Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005                                             920      920

Irvine Ranch California Water District General
Obligation Bonds, (Helaba Insured), Series 1985
1.350% due 10/01/2009 (d)                                       1,200    1,200

Irvine Ranch, California Water District Revenue Bonds,
(Toronto Dominion Bank Insured), Series 1991
1.350% due 08/01/2016 (d)                                         700      700

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due 05/15/2005                 220      239

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                 150      155

Los Altos, California School District General Obligation
Bonds, Series 2001 5.000% due 08/01/2016                          200      201

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                             500      516

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                             365      397

Los Angeles, California Department of Water & Power
Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013                                           1,500    1,577

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 39

California Intermediate Municipal Fund
March 31, 2002
                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------
Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA Insured), Series 2001
1.450% due 07/01/2034 (d)                                     $ 1,000  $ 1,000

Los Angeles, California Department of Water & Power
Revenue Bonds, (SPA-Dexia Public Finance Insured),
Series 2001 1.350% due 07/01/2035 (d)                           1,600    1,600

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A 4.600% due 10/01/2007                150      155

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                              30       31

Lucia Mar Unified School District, California General
Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022                                           1,215    1,181

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                             150      173

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Lloyds TSB Bank Insured), Series 2001
1.350% due 07/01/2036 (d)                                       2,000    2,000

Metropolitan Water District Southern California Revenue
Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 1.350% due 07/01/2035 (d)                           3,200    3,200

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020 (d)                      600      687

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                             580      584
6.400% due 09/01/2031                                             700      698

Orange County, California Community Facilities District
Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                             455      455
5.700% due 08/15/2012                                             485      483
5.800% due 08/15/2013                                             600      595
6.200% due 08/15/2018                                           1,025    1,029

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                               3,250    3,648

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                             1,000    1,119

Orange County, California Sanitation District Certificates of
Participation Bonds, (SPA-Dexia Public Finance Bank Insured),
Series 2000 1.350% due 08/01/2029 (d)                           2,695    2,695

Orange County, California Sanitation District Certificates
of Participation Bonds, (SPA-Dexia Public Finance Insured),
Series 2000 1.350% due 08/01/2030 (d)                             600      600

Orange County, California Special Financing Authority
Teeter Plan Revenue Bonds, (AMBAC-SPA-First Union
National Bank Insured), Series 1995
1.400% due 11/01/2014 (d)                                       1,300    1,300

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                           1,185    1,211

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                             250      251

Port of Oakland, California Revenue Bonds,
(FGIC Insured), Series 2000 5.500% due 11/01/2009             $   500  $   537

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                             500      512

Riverside County, California Asset Leasing Corp. Revenue
Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                             250      267

Sacramento, California Municipal Utility District Revenue
Bonds, Series 1983-M 9.000% due 04/01/2013                        960    1,233

San Bernardino County, California Certificates of
Participation
Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015                                           2,365    2,428

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026                                           1,000      963

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                            400      423

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015                             300      311

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005                             500      563

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                               1,000    1,030

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                             600      673

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022                                           2,000    1,944

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due 10/01/2011                          130      150

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                             150      172

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                150      154

Stockton, California Certificates of Participation,
Series 1999
4.750% due 08/01/2006                                             120      125

Tulare County, California Certificates of Participation Bonds
(MBIA Insured), Series 1998 5.000% due 08/15/2013               3,225    3,366

West Sacramento California Import Bridge Act 1915 Special
Assessment Bonds, Series 1998 4.800% due 09/02/2002             1,160    1,171

West Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                           2,675    2,539
                                                                       -------
                                                                        85,528
                                                                       =======

40 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                           Principal
                                                              Amount     Value
                                                              (000s)    (000s)
-----------------------------------------------------------------------------

Illinois 1.4%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                       $  1,400  $  1,530
                                                                      --------

Louisiana 1.7%
Tobacco Settlement Financing Corporation Louisiana
Revenue Bonds, Series 2001 5.875% due 05/15/2039               2,000     1,874
                                                                      --------
Massachusetts 0.3%
Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000 8.510% due 01/01/2037 (d)            350       291
                                                                      --------
New Hampshire 2.5%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                          2,690     2,752
                                                                      --------
New Jersey 2.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                            250       270
6.375% due 04/01/2031                                          2,000     2,226
                                                                      --------
                                                                         2,496
                                                                      ========
Puerto Rico 11.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                          4,330     4,918

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due 07/01/2006                410       441

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                            500       516
5.350% due 07/01/2005                                          5,000     5,162

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                            150       160

Puerto Rico Electric Power Authority Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                              500       555

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                                250       265

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                            150       158

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                            500       526
                                                                      --------
                                                                        12,701
                                                                      ========

Texas 0.2%
Arlington, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2000
8.500% due 02/15/2024 (d)                                        250       223
                                                                       -------
Virgin Islands 4.3%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                          3,000     3,163
5.500% due 10/01/2007                                          1,500     1,570
                                                                      --------
                                                                         4,733
                                                                      --------
Total Municipal Bonds & Notes                                          112,128
                                                                      ========
(Cost $110,036)

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Notes
     3.500% due 11/15/2006                                  $ 10,000  $  9,461
                                                                      --------
Total U.S. Treasury Obligations                                          9,461
                                                                      ========
(Cost $9,604)

SHORT-TERM INSTRUMENTS 0.7%

Commercial Paper 0.1%
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                                   105       105
                                                                      --------
Money Market Fund 0.5%
Reich & Tang New York Money Market
     0.890% due 04/01/2002                                       572       572
                                                                      --------
U.S. Treasury Bills 0.1%
     1.750% due 05/02/2002 (b)                                    40        40
                                                                      --------

Total Short-Term Instruments                                               717
                                                                      ========
(Cost $717)

Total Investments (a) 111.6%                                          $122,306
(Cost $120,357)

Other Assets and Liabilities (Net) (11.6%)                             (12,766)
                                                                      --------

Net Assets 100.0%                                                     $109,540
                                                                      ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $120,357 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $  2,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (697)
                                                                      --------

Unrealized appreciation-net                                           $  1,949
                                                                      ========

(b) Securities with an aggregate market value of $145 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                            # of    Unrealized
Type                                                   Contracts  Appreciation
------------------------------------------------------------------------------
Municipal Bond (06/2002)                                    73        $     56
U.S. Treasury 30 Year Bond (06/2002)                        50             240
                                                                      --------
                                                                      $    296
                                                                      ========

(c) Restricted security

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security, or portion thereof, subject to financing transaction


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 41

Schedule of Investments
California Municipal Bond Fund
March 31, 2002
                                                            Principal
                                                               Amount    Value
                                                               (000s)   (000s)
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 97.8%

California 71.7%
Anaheim, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012                                        $    500  $   474

California State Department Water Center Revenue Bonds,
Series 1993 8.375% due 12/01/2003 (d)                             150      165

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                             625      591

California Statewide Communities Development
Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030                                             400      369

California Statewide Communities Development Authority
Revenue Bonds, Series 2002 6.750% due 07/01/2032 (c)              400      400

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                             400      391

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                             125      128

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due                                 150      149
09/01/2023

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 8.720% due 06/01/2013 (d)                             400      431

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                             500      333

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                             200      190

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                             500      458

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                             500      515

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                             350      381

Metropolitan Water District Southern California Revenue
Bonds, Series 1993 8.798% due 10/30/2020(d)                       200      229

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                              55       55

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                 750      842

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                               400      448

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                             400      391

San Bernardino County, California Certificate Participation,
(MBIA Insured), Series 2001
4.000% due 11/01/2012                                              50       48

San Diego, California Unified School District General
Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026                                           1,000      962

San Jose, California Redevelopment Agency Tax Allocation
Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                             300      336

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 199 5.000% due 07/01/2015                110      112
                                                                       -------
                                                                         8,398
                                                                       =======
Louisiana 8.0%
Tobacco Settlement Financing Corporation Louisiana Revenue
Bonds, Series 2001 5.875% due 05/15/2039                        1,000      937
                                                                       -------
New Jersey 12.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.500% due 04/01/2018                                             500      541
6.375% due 04/01/2031                                             805      896
                                                                       -------
                                                                         1,437
                                                                       =======
Puerto Rico 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                             230      261
                                                                       -------
Virgin Islands 3.6%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                               405      427
                                                                       -------

Total Municipal Bonds & Notes                                           11,460
                                                                       =======
(Cost $11,304)

U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities
    3.625% due 07/15/2002 (b)(e)                                  111      112
                                                                       -------
Total U.S. Treasury Obligations                                            112
                                                                       =======
(Cost $111)

SHORT-TERM INSTRUMENTS 0.5%

U.S. Treasury Bills 0.5%
    1.700% due 05/02/2002 (b)(e)                                   60       60
                                                                       -------

Total Short-Term Instruments                                                60
                                                                       =======
(Cost $60)

Total Investments (a) 99.3%                                            $11,632
(Cost $11,475)

Other Assets and Liabilities (Net) 0.7%                                     86
                                                                       -------

Net Assets 100.0%                                                      $11,718
                                                                       =======

42 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                           (000s)       (000s)
-----------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands)

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $11,475 was as follows;

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $       340

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (183)
                                                                   -----------
Unrealized appreciation-net                                        $       157
                                                                   ===========

(b) Securities with an aggregate market value of $172 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                            # of    Unrealized
Type                                                   Contracts  Appreciation
------------------------------------------------------------------------------
Municipal Bond (06/2002)                                      50   $        34
U.S. Treasury 30 Year Bond (06/2002)                          20             2
                                                                   -----------
                                                                   $        36
                                                                   ===========

(c) Restricted security.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 43

Schedule of Investments
Convertible Fund
March 31, 2002
                                                         Principal
                                                            Amount     Value
                                                            (000s)    (000s)
----------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 73.7%

Banking & Finance 6.3%
Hellenic Finance
     2.000% due 07/15/2003                           EC        500   $   441
Merrill Lynch & Co.
     0.000% due 05/23/2031                            $        900       484
PMI Group, Inc.
     2.500% due 07/15/2021                                     150       165
Swiss Life Finance Ltd.
     2.000% due 05/20/2003                           EC        600       511
     2.000% due 05/20/2005                            $        300       311
Telewest Finance
     6.000% due 07/07/2005                                     700       322
                                                                     -------
                                                                       2,234
                                                                     =======
Energy 2.1%
Diamond Offshore Drilling, Inc.
     1.500% due 04/15/2031                                     800       743
                                                                     -------
Health Care 8.6%
Allergan, Inc.
     0.000% due 11/01/2020                                     450       280
ALZA Corp.
     0.000% due 07/28/2020                                     900       811
HEALTHSOUTH Corp.
     3.250% due 04/01/2003                                     500       484
Roche Holdings, Inc.
     0.000% due 01/19/2015                                     350       248
Total Renal Care Holdings
     7.000% due 05/15/2009                                     500       501
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                                     800       705
                                                                     -------
                                                                       3,029
                                                                     =======
Industrial 28.7%
Airborne, Inc.
     5.750% due 04/01/2007 (e)                                 800       835
Burr-Brown Corp.
     4.250% due 02/15/2007                                     500       546
Clear Channel Communications, Inc.
     2.625% due 04/01/2003                                   1,000     1,023
Comverse Technology, Inc.
     1.500% due 12/01/2005                                     500       384
Corning, Inc.
     3.500% due 11/01/2008                                     500       493
DDI Corp.
     6.250% due 04/01/2007                                     500       500
Echostar Communications
     5.750% due 05/15/2008                                     500       467
General Motors Corp.
     4.500% due 03/06/2032                                      27       718
     5.250% due 03/06/2032                                      27       738
L-3 Communications Holdings, Inc.
     4.000% due 09/15/2011                                     400       476
Lowe's Cos., Inc.
     0.000% due 02/16/2021                                   1,000       795
Pride International, Inc.
     0.000% due 04/24/2018                                   1,000       461
Sanmina Corp.
     4.250% due 05/01/2004                                     500       468
Solectron Corp.
     0.000% due 05/08/2020                                   1,500       855
Tech Data Corp.
     2.000% due 12/15/2021                                     800       809
Universal Health Services
     0.426% due 06/23/2020                                   1,000       560
                                                                     -------
                                                                      10,128
                                                                     =======
Technology 19.4%
Affiliated Computer Services, Inc.
     3.500% due 02/15/2006                                     600       862
Agilent Technologies, Inc.
     3.000% due 12/01/2021                                   1,150     1,443
Analog Devices, Inc.
     4.750% due 10/01/2005                                     300       286
ASML Holding NV
     5.750% due 10/15/2006                                     500       793
First Data Corp.
     2.000% due 03/01/2008                                     700       844
Lam Research Corp.
     4.000% due 06/01/2006                                     300       298
Lattice Semiconductor Co.
     4.750% due 11/01/2006                                     600       644
Nvidia Corp.
     4.750% due 10/15/2007                                     500       609
STMicroelectronics NV
     0.000% due 09/22/2009                                     400       412
Veritas Software Corp.
     1.856% due 08/13/2006                                     500       644
                                                                     -------
                                                                       6,835
                                                                     =======
Utilities 8.6%
Adelphia Communications Corp.
     3.250% due 05/01/2021                                     400       360
AES Corp.
     4.500% due 08/15/2005                                     250       157
Charter Communications, Inc.
     4.750% due 06/01/2006                                     850       665
Cienna Corp.
     3.750% due 02/01/2008                                   1,000       646
Extreme Networks, Inc.
     3.500% due 12/01/2006                                     500       414
Liberty Media Corp.
     4.000% due 11/15/2029                                   1,000       525
Nabors Industries, Inc.
     0.000% due 06/20/2020                                     400       263
                                                                     -------
                                                                       3,030
                                                                     -------
Total Convertible Bonds & Notes                                       25,999
(Cost $26,458)                                                       =======


CONVERTIBLE PREFERRED STOCK 20.0%

                                                            Shares

Banking & Finance 10.2%
Equity Residentials Properties Trust Cvt. Pfd.
     7.250% due 12/31/2049                                  15,200       387
Ford Motor Co. Capital Trust II Cvt. Pfd.
     6.500% due 01/15/2032                                  13,400       767
Metlife Capital Trust I Cvt. Pfd.
     8.000% due 05/15/2003                                   8,200       802
PPL Capital Funding Trust Cvt. Pfd.
     7.750% due 05/18/2004                                  30,000       621
Travelers Property Casualty Corp. Cvt. Pfd.
     4.500% due 04/15/2032                                  30,000       810
Washington Mutual, Inc. Cvt. Pfd
     5.375% due 05/01/2041                                   4,300       208
                                                                     -------
                                                                       3,595
                                                                     =======
Energy 5.5%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                                  12,000       624
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/02/2004                                  13,900       622
Valero Energy Cvt. Pfd.
     7.750% due 08/18/2003                                  18,500       703
                                                                     -------
                                                                       1,949
                                                                     =======
Industrial 3.5%
Cox Communications Inc. Cvt. Pfd.
     7.000% due 08/16/2002                                   2,000       101
Electronic Data Systems Corp. Cvt. Pfd
     7.625% due 08/17/2004                                   8,400       425
Motorola, Inc. Cvt. Pfd.
     7.000% due 11/16/2004                                   5,000       221
Tribune Co. Cvt. Pfd
     2.000% due 05/15/2029                                   6,600       477
                                                                     -------
                                                                       1,224
                                                                     =======
Utilities 0.8%
TXU Corp. Cvt. Pfd.
     8.750% due 11/16/2005                                   5,000       284
                                                                     -------
Total Convertible Preferred Stock                                      7,052
(Cost $6,962)                                                        =======


44 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                   Value
                                                         Shares    (000s)
-------------------------------------------------------------------------
COMMON STOCKS 1.3%

Financial & Business Services 1.3%
Omnicom Group, Inc.
                                                          5,037  $    475
                                                                 --------
Total Common Stocks                                                   475
                                                                 ========
(Cost $456)

SHORT-TERM INSTRUMENTS 4.4%

                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 3.7%
Fannie Mae
     2.030% due 09/11/2002                            $     300       298
     2.060% due 09/20/2002                                  500       494
UBS Finance, Inc.
     1.850% due 04/01/2002                                  500       500
                                                                 --------
                                                                    1,292
                                                                 ========

Repurchase Agreement 0.7%
State Street Bank
     1.550% due 04/01/2002                                  245       245
     (Dated 03/28/2002. Collateralized by Freddie Mac
     3.250% due 12/15/2003 valued at $251.
     Repurchase proceeds are $245.)
                                                                 --------
Total Short-Term Instruments                                        1,537
                                                                 ========
(Cost $1,537)

Total Investments (a) 99.4%                                      $ 35,063
(Cost $35,413)

Other Assets and Liabilities (Net) 0.6%                               218
                                                                 --------

Net Assets 100.0%                                                $ 35,281
                                                                 ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $36,368 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $  1,589

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                   (2,894)
                                                                 --------
Unrealized depreciation-net                                      $ (1,305)
                                                                 ========
(b) Non-Income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                            Principal
                               Amount
                           Covered by     Settlement           Unrealized
Type      Currency           Contract          Month        (Depreciation)
--------------------------------------------------------------------------
Buy             EC                564        04/2002             $     (4)
                                                                 ---------

(d) Principal amount denoted in indicated currency:

        EC - Euro

(e) Restricted security.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 45

Schedule of Investments
Emerging Markets Bond Fund
March 31, 2002

                                               Principal
                                                  Amount      Value
                                                  (000s)     (000s)
--------------------------------------------------------------------
   BERMUDA 0.0%

IMEXA Export Trust
     10.125% due 05/31/2003                  $     39    $        18
                                                         -----------
Total Bermuda                                                     18
                                                         ===========
(Cost $39)

   BRAZIL 26.5%

Republic of Brazil
     11.625% due 04/15/2004                  $    900            945
      3.188% due 04/15/2006 (d)                 5,629          5,214
     11.500% due 03/12/2008                     5,750          5,763
      3.250% due 04/15/2009 (d)                 3,691          3,165
     14.500% due 10/15/2009                       500            560
     11.000% due 01/11/2012 (e)                17,050         15,899
      8.000% due 04/15/2014                    15,511         12,641
      8.875% due 04/15/2024 (e)                 3,850          2,749
      3.188% due 04/15/2024 (d)                 1,100            836
      6.000% due 04/15/2024                     1,250            869
     10.125% due 05/15/2027 (e)                 5,900          4,661
     12.250% due 03/06/2030                     2,000          1,850
     11.000% due 08/17/2040 (e)                15,200         12,544
                                                         -----------
Total Brazil                                                  67,696
                                                         ===========
(Cost $64,703)

   BULGARIA 3.3%

Republic of Bulgaria
      2.813% due 07/28/2011 (d)              $  4,792          4,193
      2.813% due 07/28/2012 (d)                 1,500          1,344
      2.813% due 07/28/2024 (d)(e)              3,150          2,819
                                                         -----------
Total Bulgaria                                                 8,356
                                                         ===========
(Cost $7,967)

   CROATIA 0.4%

Republic of Croatia
      2.875% due 07/31/2006 (d)              $    915            903
                                                         -----------
Total Croatia                                                    903
                                                         ===========
(Cost $899)

   ECUADOR 4.1%

Republic of Ecuador
     12.000% due 11/15/2012                  $  2,300          1,846
      5.000% due 08/15/2030                    15,800          8,572
                                                         -----------
Total Ecuador                                                 10,418
                                                         ===========
(Cost $9,218)

   MALAYSIA 4.5%

Republic of Malaysia
      7.500% due 07/15/2011                  $ 11,100         11,581
                                                         -----------
Total Malaysia                                                11,581
                                                         ===========
(Cost $11,614)

   MEXICO 18.4%

Telefonos de Mexico S.A.
      8.250% due 01/26/2006                  $  1,000          1,054
United Mexican States
      0.000% due 06/30/2003 (d)                 9,712             51
      9.750% due 04/06/2005                       250            279
      8.500% due 02/01/2006                     1,000          1,074
     10.375% due 02/17/2009                       835            966
      9.875% due 02/01/2010                       100            113
      8.375% due 01/14/2011 (e)                 4,600          4,819
      7.500% due 01/14/2012                     2,500          2,493
     11.375% due 09/15/2016                     1,450          1,815
      8.125% due 12/30/2019 (e)                 1,500          1,486
      6.250% due 12/31/2019 (e)                14,825         13,769
     11.500% due 05/15/2026 (e)                 4,025          5,219
      8.300% due 08/15/2031 (e)                13,950         13,880
                                                         -----------
Total Mexico                                                  47,018
                                                         ===========
(Cost $46,582)

    MOROCCO 0.3%

Kingdom of Morocco
      5.094% due 01/05/2009 (d)              $    250    $       232
Morocco Restructured Tranche A
      7.563% due 01/01/2009 (d)                   617            572
                                                         -----------
Total Morocco                                                    804
                                                         ===========
(Cost $791)

   NIGERIA 0.7%

Central Bank of Nigeria
        6.250% due 11/15/2020                $  2,500          1,769
Central Bank of Nigeria - Warrant
        0.000% due 11/15/2020                       1              0
                                                         -----------
Total Nigeria                                                  1,769
                                                         ===========
(Cost $1,598)

   PANAMA 3.9%

Republic of Panama
        2.990% due 05/10/2002 (d)            $    100            100
        8.250% due 04/22/2008                   1,650          1,658
        9.625% due 02/08/2011                   2,000          2,075
        4.750% due 07/17/2014 (d)               5,160          4,670
        2.625% due 07/17/2016 (d)                  89             76
        8.875% due 09/30/2027                   1,300          1,238
        9.375% due 04/01/2029                     175            179
                                                         -----------
Total Panama                                                   9,996
                                                         ===========
(Cost $9,877)

   PERU 3.4%

Republic of Peru
        9.125% due 02/21/2012                $  7,341          7,257
        4.000% due 03/07/2017                   1,650          1,238
        4.500% due 03/07/2017                     375            302
                                                         -----------
Total Peru                                                     8,797
                                                         ===========
(Cost $8,496)

   PHILIPPINES 0.2%

Republic of Philippines
        6.500% due 12/01/2017                $    500            445
                                                         -----------
Total Philippines                                                445
                                                         ===========
(Cost $398)

   POLAND 1.2%

Republic of Poland
        6.000% due 10/27/2014                $  1,549          1,551
        3.750% due 10/27/2024 (e)               1,950          1,404
                                                         -----------
Total Poland                                                   2,955
                                                         ===========
(Cost $2,915)

   QATAR 1.5%

State of Qatar
        9.750% due 06/15/2030                $  3,375          3,901
                                                         -----------
Total Qatar                                                    3,901
                                                         ===========
(Cost $3,782)

   RUSSIA 18.4%

Republic of Ukraine
     11.000% due 03/15/2007                  $  1,691          1,707
Russian Federation
     11.750% due 06/10/2003 (e)                 1,380          1,478
     10.000% due 06/26/2007                     1,200          1,263
      8.250% due 03/31/2010                     1,653          1,571
     11.000% due 07/24/2018                     1,950          2,075
     12.750% due 06/24/2028 (e)                 1,700          1,993
      5.000% due 03/31/2030                    55,976         36,948
                                                         -----------
Total Russia                                                  47,035
                                                         ===========
(Cost $43,196)

46 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------

   SOUTH KOREA 1.5%

Cho Hung Bank
     11.500% due 04/01/2010 (d)              $  1,500    $     1,697
Korea Development Bank
      7.625% due 10/01/2002                       750            770
Republic of Korea
      8.875% due 04/15/2008 (e)                 1,100          1,270
                                                         -----------
Total South Korea                                              3,737
                                                         ===========
(Cost $3,572)

   UNITED STATES 1.1%

Pemex Master Trust
      8.000% due 11/15/2011                  $  2,750          2,791
                                                         -----------
Total United States                                            2,791
                                                         ===========
(Cost $2,757)

   SHORT-TERM INSTRUMENTS 31.4%

Commercial Paper 30.5%
Fannie Mae
      1.811% due 07/03/2002                  $  2,300          2,289
      1.987% due 09/04/2002                     2,400          2,379
      2.030% due 09/11/2002                    25,000         24,769
Federal Home Loan Bank
      1.740% due 04/01/2002                    22,000         22,000
Freddie Mac
      1.820% due 04/01/2002                    13,000         13,000
      1.887% due 08/15/2002                     5,800          5,756
UBS Finance, Inc.
      1.850% due 04/01/2002                     3,000          3,000
      1.920% due 08/21/2002                     4,700          4,661
                                                         -----------
                                                              77,854
                                                         ===========
Repurchase Agreement 0.9%
State Street Bank
      1.550% due 04/01/2002                     2,202          2,202
      (Dated 03/28/2002. Collateralized by Fannie Mae
      6.625% due 11/15/2010 valued at $2,248.
      Repurchase proceeds are $2,202.)
                                                         -----------
Total Short-Term Instruments                                  80,056
                                                         ===========
(Cost $80,060)

Total Investments (a) 120.8%                             $   308,276
(Cost $298,464)
Other Assets and Liabilities (Net) (20.8%)                   (53,175)
                                                         -----------
Net Assets 100.0%                                        $   255,101
                                                         ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $298,999 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                           $     9,627

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                (350)
                                                         -----------
Unrealized appreciation-net                              $     9,277
                                                         ===========

(b) Foreign forward currency contracts outstanding at March 31, 2002:

                        Principal
                           Amount                     Unrealized
                       Covered by    Settlement     Appreciation/
Type    Currency         Contract         Month   (Depreciation)
-----------------------------------------------------------------
Buy           EC            1,900       04/2002   $          (30)
Buy           SR           15,000       04/2002               20
                                                  ---------------
                                                  $          (10)
                                                  ===============

(c) Principal amount denoted in indicated currency:

       EC - Euro
       SR - South Africa Rand

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security, or a portion thereof, subject to financing transaction.

(f) Swap agreements outstanding at March 31, 2002:


                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount   Depreciation)
--------------------------------------------------------------------------------

Pay a fixed rate equal to 5.000% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                         $  2,000   $        (91)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                            2,000            213

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                            1,500              4

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston
Exp. 03/08/2003                                            2,500              0

Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 10.125% due 05/15/2027.

Broker: Credit Suisse First Boston
Exp. 03/11/2009                                           14,000              1
                                                                    ------------
                                                                    $       127
                                                                    ============

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 47

Schedule of Investments
Foreign Bond Fund
March 31, 2002

                                                      Principal
                                                         Amount      Value
                                                         (000s)     (000s)
--------------------------------------------------------------------------
   AUSTRALIA (e)(f) 1.1%

Commonwealth of Australia
   10.000% due 10/15/2007 (i)                 A$            750   $    472
Homeside Mortgage Securities Trust
    2.580% due 01/20/2027 (d)                  $          1,949      1,949
Medallion Trust
    2.061% due 07/12/2031 (d)                             3,572      3,572
Rams Mortgage Corporation Ltd.
    3.651% due 09/26/2032 (d)                 EC            908        792
Torrens Trust
    2.160% due 07/15/2031 (d)                  $          1,888      1,890
                                                                  --------
Total Australia                                                      8,675
                                                                  ========
(Cost $8,689)

   BELGIUM (e)(f) 1.9%

Kingdom of Belgium
    9.000% due 03/28/2003                     EC              5          5
    6.750% due 11/21/2004 (d)                           183,200      4,163
    7.500% due 07/29/2008 (i)                            10,500     10,264
                                                                  --------
Total Belgium                                                       14,432
                                                                  ========
(Cost $17,160)

   BRAZIL 0.6%

Republic of Brazil
    3.187% due 04/15/2006 (d)                  $          5,120      4,743
                                                                  --------
Total Brazil                                                         4,743
                                                                  ========
(Cost $4,678)

   CANADA (e)(f) 0.5%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                     C$          3,440      2,157
Commonwealth of Canada
    5.250% due 09/01/2003                                   640        408
    5.500% due 06/01/2010                                 1,800      1,110
                                                                  --------
Total Canada                                                         3,675
                                                                  ========
(Cost $3,986)

   CAYMAN ISLANDS (e)(f) 1.3%

International Credit Recovery-Japan
    0.039% due 08/25/2005 (d)                 JY         15,334        116
    0.475% due 08/25/2005 (d)                            50,000        376
    0.375% due 05/22/2006 (d)                           230,605      1,683
MBNA Master Credit Card Trust
    3.494% due 05/19/2004 (d)                 EC          8,100      7,060
SHL Corp. Ltd.
    0.483% due 12/25/2024 (d)                 JY         19,451        147
    0.800% due 12/25/2024 (d)                            76,000        573
                                                                  --------
Total Cayman Islands                                                 9,955
                                                                  ========
(Cost $11,882)

   DENMARK (e)(f) 0.8%

Nykredit
    6.000% due 10/01/2029                     DK         29,261      3,301
Unikredit Realkredit
    6.000% due 07/01/2029                                26,444      2,991
                                                                  --------
Total Denmark                                                        6,292
                                                                  ========
(Cost $6,166)

   EGYPT 0.3%

Republic of Egypt
    8.750% due 07/11/2011                      $          2,300      2,243
                                                                  --------
Total Egypt                                                          2,243
                                                                  ========
(Cost $2,300)

   FRANCE (e)(f) 9.9%

France Telecom
    0.484% due 06/19/2003 (d)06/19/2003 (d)   JY        700,000   $  4,932
Republic of France
    5.250% due 04/25/2008 (i)                 EC         47,000     41,423
    4.000% due 04/25/2009 (i)                             8,250      6,703
    4.000% due 10/25/2009 (i)                            30,070     24,274
                                                                  --------
Total France                                                        77,332
                                                                  ========
(Cost $82,371)

   GERMANY (e)(f) 25.4%

Commerzbank AG
    3.811% due 10/25/2032 (d)                 EC          6,200      5,410
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                 3,590      3,036
    5.750% due 03/04/2009                                 3,560      3,162
DSL Bank
    7.250% due 08/07/2007 (d)                 BP          3,000      4,536
DT Hypothekenbank
    3.500% due 07/03/2006                     EC          7,000      5,754
Hypothekenbank in Essen AG
    5.500% due 02/20/2007                                 1,690      1,492
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                 3,240      2,865
Landesbank Rheinland-Pfalz
    4.750% due 04/04/2008                                 5,330      4,523
Republic of Germany
    6.000% due 01/05/2006 (i)                            15,100     13,677
    4.500% due 08/18/2006 (i)                            28,800     24,733
    4.125% due 07/04/2008 (i)                             1,950      1,615
    4.500% due 07/04/2009 (i)                             5,785      4,841
    6.250% due 01/04/2024 (i)                            11,180     10,492
    6.500% due 07/04/2027 (i)                            75,260     73,054
    5.625% due 01/04/2028 (i)                             8,400      7,304
    6.250% due 01/04/2030 (i)                            19,700     18,685
    5.500% due 01/04/2031 (i)                            13,900     11,960
WestDeutsche Landesbank
    4.750% due 09/28/2007                                 1,630      1,390
                                                                  --------
Total Germany                                                      198,529
                                                                  ========
(Cost $206,958)

   GREECE (e)(f) 0.2%

Hellenic Republic
    5.740% due 05/19/2003 (d)                 EC            293        252
    5.580% due 06/17/2003 (d)                               315        279
    5.240% due 10/23/2003 (d)                             1,103        963
                                                                  --------
Total Greece                                                         1,494
                                                                  ========
(Cost $2,228)

   IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
    3.604% due 04/30/2028 (d)                 EC          4,049      3,531
                                                                  --------
Total Ireland                                                        3,531
                                                                  ========
(Cost $3,561)

   ITALY (e)(f) 9.2%

First Italian Auto Transaction
    3.935% due 07/01/2008 (d)                 EC         10,030      8,710
Republic of Italy
    7.750% due 11/01/2006 (i)                             5,700      5,527
    4.500% due 05/01/2009 (i)                            69,210     57,619
                                                                  --------
Total Italy                                                         71,856
                                                                  ========
(Cost $75,898)

48 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount      Value
                                                         (000s)     (000s)
--------------------------------------------------------------------------
   MEXICO (e)(f) 0.8%

Bancomext Trust
    8.000% due 08/05/2003                         $         390   $    410
Petroleos Mexicanos
    8.850% due 09/15/2007                                 1,040      1,126
    9.375% due 12/02/2008                                 1,290      1,425
United Mexican States
    8.750% due 05/30/2002                        BP         960      1,374
   10.375% due 01/29/2003                        EC       2,575      1,200
    4.000% due 03/11/2004                        JY     130,000        978
                                                                  --------
Total Mexico                                                         6,513
                                                                  ========
(Cost $6,808)

   NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
    4.500% due 02/15/2016                        N$      13,430      6,399
                                                                  --------
Total New Zealand                                                    6,399
                                                                  ========
(Cost $7,509)

   PANAMA 0.2%

Republic of Panama
    9.625% due 02/08/2011                         $       1,600      1,656
                                                                  --------
Total Panama                                                         1,656
                                                                  ========
(Cost $1,629)

   PERU 0.7%

Republic of Peru
    9.125% due 02/21/2012                         $       3,500      3,460
    4.500% due 03/07/2017                                 2,079      1,674
                                                                  --------
Total Peru                                                           5,134
                                                                  ========
(Cost $5,096)

   SOUTH KOREA (e)(f) 0.3%

KBC Bank Fund Trust IV
    8.220% due 11/29/2049                        EC       2,800      2,595
                                                                  --------
Total South Korea                                                    2,595
                                                                  ========
(Cost $2,673)

   SPAIN (e)(f) 4.0%

Hipotebansa V. Hipotecaria
    3.496% due 01/18/2018 (d)                    EC       3,892      3,399
    3.506% due 07/18/2022 (d)                             3,861      3,355
Kingdom of Spain
    5.150% due 07/30/2009 (i)                            28,430     24,598
                                                                  --------
Total Spain                                                         31,352
                                                                  ========
(Cost $35,092)

   SUPRANATIONAL (e)(f) 2.0%

Eurofima
    4.750% due 07/07/2004 (i)                    SK      60,900      5,772
European Investment Bank
    6.000% due 05/07/2003                        BP       3,250      4,683
    8.000% due 06/10/2003                                 3,250      4,787
                                                                  --------
Total Supranational                                                 15,242
                                                                  ========
(Cost $16,400)

   SWEDEN (e)(f) 0.3%

Kingdom of Sweden
    5.000% due 01/28/2009                        SK      27,000      2,525
                                                                  --------
Total Sweden                                                         2,525
                                                                  ========
(Cost $2,665)

   UNITED KINGDOM (e)(f) 4.2%

Abbey National Treasury Service PLC
    5.250% due 01/21/2004                        BP       2,670   $  3,792
Bauhaus Securities Ltd.
    3.701% due 10/30/2052 (d)                    EC       6,000      5,225
British Telecom PLC
    3.295% due 12/15/2003 (d)                     $      12,380     12,506
Core
    2.185% due 03/17/2009 (d)                             2,015      2,006
Haus Ltd.
    3.641% due 12/14/2037 (d)                    EC       9,241      8,064
Lloyds TSB Capital
    7.375% due 02/07/2049                                   500        471
Ocwen Mortgage Loan Trust
    3.894% due 12/15/2031 (d)                               780        682
                                                                  --------
Total United Kingdom                                                32,746
                                                                  ========
(Cost $33,714)

   UNITED STATES (e)(f) 85.3%

Asset-Backed Securities 10.1%
Ace Securities Corp.
    2.220% due 11/25/2028 (d)                     $         168        169
Advanta Mortgage Loan Trust
    2.257% due 07/25/2026 (d)                               159        159
AFC Home Equity Loan Trust
    2.070% due 03/25/2027 (d)                               471        471
Amresco Residential Securities Mortgage Loan Trust
    2.370% due 06/25/2029 (d)                             5,881      5,889
Argentina Funding Corp.
    2.161% due 05/20/2003 (d)                             1,000      1,002
Asset Backed Securities Home Equity Corp.
    2.267% due 03/15/2032 (d)                             2,552      2,562
Bank One Auto Grantor Trust
    6.290% due 07/20/2004                                   102        102
Bayview Financial Acquisition Trust
    2.240% due 11/25/2030 (d)                             6,000      6,022
Bear Stearns Asset Backed Securities, Inc.
    2.300% due 10/25/2032 (d)                             1,784      1,790
CDC Mortgage Capital Trust
    2.100% due 01/10/2032 (d)                             8,914      8,911
Conseco Finance
    2.270% due 10/15/2031 (d)                               592        594
CS First Boston Mortgage Securities Corp.
    2.160% due 12/15/2030 (d)                             7,049      7,050
    2.250% due 08/25/2031 (d)                               382        383
EQCC Home Equity Loan Trust
    2.151% due 03/20/2030 (d)                               238        238
First Alliance Mortgage Loan Trust
    2.131% due 12/20/2027 (d)                               140        140
GMAC Mortgage Corp. Loan Trust
    2.100% due 11/18/2015 (d)                               415        415
Green Tree Floorplan Receivables Master Trust
    2.180% due 11/15/2004 (d)                             2,500      2,502
Home Loan Trust
    5.074% due 01/25/2014                                   822        821
Indymac Home Equity Loan Asset-Backed Trust
    6.200% due 06/25/2025                                   290        292
Irwin Home Equity Loan Trust
    1.980% due 11/25/2011 (d)                             5,252      5,256
Long Beach Auto Receivables Trust
    3.114% due 03/13/2005                                 3,900      3,838
Mesa Trust Asset Backed Certificates
    2.442% due 11/25/2031 (d)                             5,356      5,356
MLCC Mortgage Investors, Inc.
    2.280% due 03/15/2025 (d)                             2,720      2,728
Option One Mortgage Loan Trust
    2.180% due 04/25/2030 (d)                               440        440
Provident Bank Equipment Lease Trust
    2.407% due 11/25/2011 (d)                               977        980
Providian Gateway Master Trust
    2.120% due 03/15/2007 (d)                            13,300     13,313
Providian Home Equity Loan Trust
    2.140% due 06/25/2025 (d)                             2,008      2,001

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 49

Foreign Bond Fund
March 31, 2002

                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)
-----------------------------------------------------------------------------

Salomon Brothers Mortgage Securities VII
   2.320% due 11/15/2029 (d)                        $     1,139      $  1,143
   2.190% due 02/25/2030 (d)                              4,181         4,189
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    146           147
                                                                   ----------
                                                                       78,903
                                                                   ==========
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                           EC       835           685
Finmeccanica SpA
   2.000% due 06/08/2005                                    544           463
Hellenic Finance
   2.000% due 07/15/2003                                  1,600         1,412
                                                                   ----------
                                                                        2,560
                                                                   ==========
Corporate Bonds & Notes 9.2%
Allegheny Energy Supply
   3.030% due 05/01/2002 (d)                        $     2,900         2,900
AT&T Corp.
   4.852% due 11/21/2003 (d)                       EC    10,600         9,107
CIT Group, Inc.
   2.325% due 04/07/2003 (d)                        $       638           632
DaimlerChrysler North America Holding Corp.
   2.180% due 08/23/2002 (d)                              3,900         3,895
Ford Motor Co.
   7.450% due 07/16/2031                                    200           181
Ford Motor Credit Co.
   2.200% due 06/20/2003 (d)                              5,200         5,103
   1.000% due 12/22/2003                           JY   107,000           762
   2.120% due 07/19/2004 (d)                        $     2,800         2,684
   1.200% due 02/07/2005                           JY   619,000         4,356
General Electric Finance Assurance
   1.600% due 06/20/2011                                520,000         3,750
General Motors Acceptance Corp.
   2.050% due 02/14/2003 (d)                        $     3,900         3,868
   2.010% due 08/18/2003 (d)                              4,790         4,719
   2.120% due 07/21/2004 (d)                              5,100         4,975
General Motors Corp.
   1.250% due 12/20/2004                           JY   208,000         1,490
J.P. Morgan & Co., Inc.
   1.574% due 02/15/2012 (d)                        $     4,670         4,381
Merrill Lynch & Co.
   2.201% due 05/21/2004 (d)                              6,710         6,717
MGM Mirage, Inc.
   6.950% due 02/01/2005                                    180           179
Morgan Stanley Tracers
   7.201% due 09/15/2011 (d)                                280           284
Pfizer, Inc.
   0.800% due 03/18/2008                           JY   637,000         4,655
Protective Life Funding Trust
   2.120% due 01/17/2003 (d)                        $     1,200         1,203
Redwood Capital II Ltd.
   5.018% due 01/01/2004                                  2,500         2,500
Salomon Smith Barney Holdings, Inc.
   2.236% due 02/11/2003 (d)                                400           401
Sprint Capital Corp.
   5.875% due 05/01/2004                                    690           662
Williams Cos., Inc.
   2.745% due 07/31/2002 (d)                              1,600         1,576
   6.200% due 08/01/2002                                    200           200
                                                                   ----------
                                                                       71,180
                                                                   ==========
Mortgage-Backed Securities 26.2%
Amortizing Residential Collateral Trust
   2.020% due 09/25/2030 (d)                                815           815
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                    275           270
Bear Stearns Adjustable Rate Mortgage Trust
   5.868% due 02/25/2031 (d)                              1,623         1,627
   6.912% due 02/25/2031 (d)                              2,542         2,553
   6.184% due 12/25/2031 (d)                              3,118         3,133
   6.299% due 01/25/2032 (d)                             11,276        11,273
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                    924           936
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                    798           802
   6.500% due 03/25/2029                                    140           137
Crusade Global Trust
   2.230% due 05/15/2021 (d)                        $     8,379    $    8,403
Fannie Mae
   5.500% due 04/16/2017 (d)                             63,550        61,882
   6.000% due 05/16/2017                                 36,100        35,829
   6.527% due 07/01/2021 (d)                                227           235
   6.355% due 11/01/2022 (d)                                366           379
   6.213% due 01/01/2023 (d)                                651           676
   6.306% due 08/01/2023 (d)                                651           673
   6.690% due 12/01/2030 (d)                              1,808         1,869
Freddie Mac
   6.000% due 03/15/2008                                      1             1
   5.750% due 09/15/2010                           EC     1,600         1,416
   5.125% due 01/15/2012                                  1,700         1,436
   9.050% due 06/15/2019                            $        37            38
   6.609% due 06/01/2022 (d)                                873           883
   6.449% due 08/01/2022 (d)                                332           340
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                    500           510
Government National Mortgage Association
   6.625% due 11/20/2021 (d)                                293           301
   7.375% due 05/20/2022 (d)                                 31            32
   6.750% due 07/20/2022 (d)                                319           327
   6.750% due 09/20/2022 (d)                                189           193
   6.375% due 05/20/2023 (d)                                347           356
   6.750% due 07/20/2023 (d)                                152           156
   6.750% due 07/20/2023 (d)                                311           319
   6.750% due 08/20/2023 (d)                                136           139
   6.750% due 09/20/2023 (d)                                852           874
   6.750% due 09/20/2023 (d)                                370           380
   6.625% due 10/20/2023 (d)                              1,494         1,535
   6.375% due 04/20/2024 (d)                                856           878
   6.625% due 10/20/2024 (d)                                118           121
   6.375% due 04/20/2025 (d)                                106           108
   6.750% due 07/20/2025 (d)                              1,760         1,803
   6.750% due 09/20/2025 (d)                                376           385
   6.625% due 12/20/2025 (d)                                153           157
   6.375% due 05/20/2026 (d)                                943           966
   6.750% due 09/20/2026 (d)                                297           304
   6.375% due 04/20/2027 (d)                                795           813
   6.750% due 08/20/2027 (d)                                947           969
   6.375% due 04/20/2028-05/20/2028 (d)(g)                1,093           638
   6.000% due 10/15/2028-05/20/2030 (d)(g)               17,289         9,780
   5.250% due 04/20/2030-05/20/2030 (d)(g)               11,550         8,635
J.P. Morgan Commercial Mortgage Finance Corp.
   6.465% due 11/15/2035                                 10,100        10,136
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                                  3,974         3,990
   6.800% due 05/25/2024                                    513           470
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                  1,406         1,233
   2.386% due 05/12/2032 (d)                              6,692         6,703
Small Business Investment Cos.
   6.640% due 02/10/2011                                  4,396         4,472
   6.344% due 08/10/2011                                  5,947         5,929
Structured Asset Mortgage Investments, Inc.
   6.576% due 06/25/2029 (d)                              2,329         2,297
Washington Mutual Mortgage Securities Corp.
   6.010% due 04/25/2031 (d)                              1,300         1,293
Washington Mutual, Inc.
   5.280% due 12/25/2040 (d)                              1,975         1,994
                                                                   ----------
                                                                      204,802
                                                                   ==========
Municipal Bonds & Notes 0.2%
Chicago, Illinois Board of Education General Obligation
Bonds, (FSA Insured), Series 2001 5.000% due 12/01/2031     300           278

Chicago, Illinois Water Revenue Bonds, (AMBAC Insured),
Series 2001 5.000% due 11/01/2026                           200           188

Louisville and Jefferson County, Kentucky Metro Sewer
and Drain District Revenue Bonds, (MBIA Insured),
Series 2001 5.000% due 05/15/2036                           200           186


50 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------

Maryland State Health and Education Facilities Authority
Revenue Bonds, Series 2001 5.000% due 07/01/2041          $      300 $      279

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
8.740% due 01/01/2037 (d)                                        500        418
                                                                     ----------
                                                                          1,349
                                                                     ==========
U.S. Government Agencies 3.2%
Fannie Mae
        4.760% due 12/26/2003                                  7,400      7,446
Federal Home Loan Bank
        5.665% due 03/22/2006                                  3,200      3,269
        5.660% due 04/26/2006                                  1,200      1,225
Resolution Funding Corp.
        0.000% due 10/15/2020                                 16,100      4,789
        0.000% due 01/15/2021                                 29,000      8,494
                                                                     ----------
                                                                         25,223
                                                                     ==========
U.S. Treasury Obligations 35.3%
Treasury Inflation Protected Securities (h)
        3.625% due 07/15/2002 (b)                              5,197      5,285
        3.625% due 01/15/2008                                 19,292     19,805
        3.875% due 01/15/2009                                  2,376      2,468
        3.625% due 04/15/2028                                  4,818      4,907
        3.875% due 04/15/2029                                  3,555      3,778
U.S. Treasury Bonds
     11.250% due 02/15/2015 (i)                               24,400     36,337
        8.125% due 08/15/2019                                 86,000    105,327
        6.250% due 08/15/2023                                 15,000     15,365
        6.625% due 02/15/2027                                 25,900     27,851
        5.375% due 02/15/2031 (i)                             50,000     46,885
U.S. Treasury Strips
        0.000% due 11/15/2015                                 17,000      7,388
                                                                     ----------
                                                                        275,396
                                                                     ==========
                                                              Shares
Preferred Security 0.8%
DG Funding Trust
        4.159% due 12/29/2049 (d)                                640      6,592
                                                                     ----------

Total United States                                                     666,005
                                                                     ==========
(Cost $677,827)

 PURCHASED CALL OPTIONS 0.3%

Eurodollar December Futures (CME)
        Strike @ 96.250 Exp. 12/16/2002                      595,000        498
Eurodollar March Futures (CME)
        Strike @ 95.750 Exp. 03/17/2003                    1,359,000      1,240
Eurodollar March Futures (CME)
        Strike @ 95.500 Exp. 03/17/2003                      490,000        594
U.S. Treasury Bond June Futures (OTC)
        Strike @ 104.00 Exp. 05/24/2002                       34,800         54
U.S. Treasury Note (OTC)
        5.625% due 05/15/2008
        Strike @ 117.000 Exp. 04/04/2002                     100,000          0
                                                                     ----------
Total Purchased Call Options                                              2,386
                                                                     ==========
(Cost $3,342)

 PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
        Strike @ 100.000 Exp. 06/03/2002                EC    56,900 $        0
Euro-Bobl June Futures (OTC)
        Strike @ 97.500 Exp. 06/03/2002                      170,000          0
Eurodollar June Futures (CME)
        Strike @ 92.500 Exp. 06/30/2002                      587,000          4
Eurodollar September Futures (CME)
        Strike @ 92.750 Exp. 09/16/2002                       68,000          0
Fannie Mae (OTC)
        6.000% due 02/13/2032                                107,000          0
        Strike @ 86.140 Exp. 05/06/2002
Interest Rate Swap (OTC)
     7.500% due 05/04/2032
     Strike @ 7.500 Exp. 04/29/2002                           11,200 $        0
Japanese Government Bond June Futures (OTC)
     Strike @ 124.500 due 06/03/2002                      20,500,000          0
Japanese Government Bond (OTC)
     1.200% due 06/20/2011
     Strike @ 100.500 Exp. 04/30/2002                        420,000         51
Republic of France (OTC)
     5.250% due 04/25/2008
     Strike @ 93.500 Exp. 06/03/2002                          85,400          0
Republic of Germany (OTC)
     4.500% due 08/18/2006
     Strike @ 92.500 Exp. 06/03/2002                         151,700          0
U.S. Treasury Bond (OTC)
     8.125% due 08/15/2019
     Strike @ 92.000 Exp. 05/01/2002                          49,500          0
                                                                     ----------
Total Purchased Put Options                                                  55
                                                                     ==========
(Cost $602)

 SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 1.8%
BP Amoco Capital PLC
     1.850% due 04/01/2002                                     5,000      5,000
Fannie Mae
     1.750% due 05/08/2002 (b)                                 2,750      2,745
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                                   485        484
Sprint Capital Corp.
     3.480% due 05/09/2002                                     1,000        996
UBS Finance, Inc.
     1.850% due 04/01/2002                                     5,000      5,000
                                                                     ----------
                                                                         14,225
                                                                     ==========
Repurchase Agreement 0.3%
State Street Bank
     1.550% due 04/01/2002                                     2,161      2,161
                                                                     ----------
     (Dated 03/28/2002. Collateralized by U.S. Treasury
     Bonds 8.500% due 02/15/2020 valued at $2,206.
     Repurchase proceeds are $2,161.)

U.S. Treasury Bills 0.5%
     1.550% due 05/02/2002 (b)                                 4,270      4,264
                                                                     ----------

Total Short-Term Instruments                                             20,650
                                                                     ----------
(Cost $20,650)

Total Investments (a) 153.2%                                         $1,196,015
(Cost $1,239,884)

Written Options (c) (0.6%)                                               (4,288)
(Premiums $8,915)

Other Assets and Liabilities (Net) (52.6%)                             (411,364)
                                                                     ----------

Net Assets 100.0%                                                    $  780,363
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation)
of investments based on cost for federal income tax purposes of
$1,240,144 was as follows: Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax
cost.                                                                 $   2,854

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (46,983)
                                                                      ---------
Unrealized depreciation-net                                           $ (44,129)
                                                                      =========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 51

Foreign Bond Fund
March 31, 2002

(b) Securities with an aggregate market value of $11,527 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                          2,257      $    (2,032)
Government of Japan 10 Year Note (06/2002)                 190            1,527
United Kingdom 90 Day LIBOR Futures (06/2002)               72              (88)
United Kingdom 90 Day LIBOR Futures (12/2002)               70              (25)
U.S. Treasury 5 Year Note (06/2002)                        200               63
U.S. Treasury 10 Year Note                                 785              (39)
U.S. Treasury 30 Year Bond (06/2002)                        42              213
Eurodollar December Futures (12/2002)                        3                0
Eurodollar March Futures (03/2003)                         272              (17)
                                                                    -----------
                                                                    $      (398)
                                                                    ===========
(c) Premiums received on written options:

                                                      # of
Type                                             Contracts   Premium       Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.175 Exp. 10/04/2004               84,000,000   $ 2,493     $   636
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003               18,800,000       874         381
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/20/2003               18,800,000       874       1,323
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.650 Exp. 11/19/2003               30,700,000     1,042         405
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500 Exp. 04/29/2002               16,000,000       362           0
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005               48,700,000     1,071         573
Call - CME Eurodollar June Futures
   Strike @ 97.250 Exp. 06/17/2002                     595       447         417
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                    568       638          44
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 109.000 Exp. 05/25/2002                    453       282          21
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 106.000 Exp. 05/25/2002                    646       628         162
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 101.000 Exp. 05/25/2002                    453       204         326
                                                             -------------------
                                                             $ 8,915     $ 4,288
                                                             ===================

(d) Variable rate security. Rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount                              Unrealized
                              Covered by          Settlement       Appreciation/
Type       Currency             Contract               Month      (Depreciation)
--------------------------------------------------------------------------------
Buy              A$                5,160             05/2002           $     15
Sell                                 984             05/2002                (13)
Buy              BP                  294             05/2002                 (1)
Sell                              15,819             05/2002                (13)
Buy              C$                3,440             04/2002                  0
Sell                               6,350             04/2002                 10
Buy                                6,730             05/2002                (40)
Sell             DK               57,839             06/2002                 33
Buy              EC               30,550             04/2002               (214)
Sell                             171,259             04/2002                867
Buy             HK$               20,725             04/2002                  0
Buy              JY            3,254,328             04/2002                172
Sell                           9,299,056             04/2002                717
Sell             N$               14,985             04/2002               (335)
Sell             SF               25,328             04/2002                204
Buy              SK                  224             04/2002                  0
Sell                              35,846             04/2002                 (7)
Buy              SR               22,852             04/2002                 30
                                                                       --------
                                                                       $  1,425
                                                                       ========

(f) Principal amount denoted in indicated currency:

          A$ - Australian Dollar
          BP - British Pound
          C$ - Canadian Dollar
          DK - Danish Krone
          EC - Euro
         HK$ - Hong Kong Dollar
          JY - Japanese Yen
          N$ - New Zealand Dollar
          SF - Swiss Franc
          SK - Swedish Krona
          SR - South Africa Rand

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security, or a portion thereof, subject to financing transaction.

(j) Swap agreements outstanding at March 31, 2002:

                                                                                       Unrealized
                                                                     Notional       Appreciation/
Type                                                                   Amount      (Depreciation)
-------------------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                              JY     6,290,000           $    (46)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Broker: Goldman Sachs
Exp. 09/21/2011                                                     2,820,000                232

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                              EC        21,600                (17)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                              BP         4,500                160

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                              C$        64,300                166

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                              JY     1,776,000               (880)

52 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 03/15/2031                                          EC    14,100   $  (347)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                                89,700     2,036

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                18,500       (46)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                          H$   419,000    (1,103)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                           $    53,700     1,025

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                 9,500       112

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                          H$    73,800       (97)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                          BP    30,200       (18)

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                                30,900       163

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                                25,900      (110)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2004                                                 3,900        23

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                                11,000       (79)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                          BP    53,370   $   265

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2021                                           $    18,200       217

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                          EC     4,000      (139)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/17/2021                                                 7,300       930

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                          EC    20,300       735

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 12/15/2031                                                 8,000       425

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                                 7,200        37

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                                34,700        67

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                                27,700       (49)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                22,100      (109)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2022                                                33,600      (590)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                                58,200       448

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 53

Foreign Bond Fund
March 31, 2002

--------------------------------------------------------------------------------
Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to
6.000%.

Broker: Bank of America
Exp. 06/17/2012                                             $    76,500 $    57

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                            JY 6,240,000     (15)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                            BP    13,400      19

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                  10,200      31

Pay total return on Lehman Intermediate Government
Index and receive floating rate based on 1-month
LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                                  34,400       0

Pay total return on Lehman Intermediate Government
Index and receive floating rate based on 1-month
LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002                                                  16,900       0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                   5,000     (53)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                                   6,700       1

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due
04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                   3,200       9

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due
04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                                   2,400       7

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                                   4,400      29

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due
04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                             $     4,400 $    15

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due
04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                                     200       0

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 2.625% due 07/17/2016.

Broker: J.P. Morgan Chase & Co.
Exp. 03/21/2003                                                   5,400       2
                                                                        -------
                                                                        $ 3,513
                                                                        =======

                                                   Fixed
                                                  Spread  Notional    Unrealized
Type                                                 (%)    Amount  Appreciation
--------------------------------------------------------------------------------
Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year
Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Bank of America
Exp. 08/30/2002                                   0.6400    37,600  $       111

Receive a fixed spread and pay the 5-year
Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 05/15/2002                                   0.6285   187,600          315

Receive a fixed spread and pay On-The-Run
5-year Swap Spread. The On-The-Run 5-year Swap
Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/30/2002                                   0.6000   103,700          128
                                                                    -----------
                                                                    $       554
                                                                    ===========

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:

                           Coupon
Type                          (%)   Maturity        Par        Value    Proceeds
--------------------------------------------------------------------------------
Government of Japan         1.200    6/20/11  2,300,000  JY   17,159  $   16,332
Republic of Venezuela       2.875   12/18/07      6,000   $    4,918       4,915
U.S. Treasury Note          3.500   11/15/06     47,900       45,318      45,250
U.S. Treasury Note          5.625    5/15/08     33,200       34,021      34,476
U.S. Treasury Note          4.750   11/15/08     46,600       45,417      46,310
U.S. Treasury Note          5.500    5/15/09     79,300       80,310      80,428
U.S. Treasury Note          5.000    8/15/11      7,900        7,638       7,648
U.S. Treasury Bond          5.375    2/15/31     50,000       46,885      48,943
                                                          ----------------------
                                                          $  281,666  $  284,302
                                                          ======================

54 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
GNMA Fund
March 31, 2002
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 1.5%

Federal Farm Credit Bank
    5.750% due 01/18/2011                                   $   1,000  $     979

Small Business Administration
    7.449% due 08/01/2010                                         487        518
                                                                       ---------
Total U.S. Government Agencies                                             1,497
                                                                       =========
(Cost $1,486)

  U.S. TREASURY OBLIGATIONS 2.0%

Treasury Inflation Protected Securities (f)
    3.375% due 01/15/2012                                       1,995      2,002
                                                                       ---------
Total U.S. Treasury Obligations                                            2,002
                                                                       =========
(Cost $1,977)

  MORTGAGE-BACKED SECURITIES 107.7%

Collateralized Mortgage Obligations 18.9%
ABN AMRO Mortgage Corp.
    6.750% due 04/25/2029                                         245        191
CS First Boston Mortgage Securities Corp.
    2.900% due 08/25/2031 (d)                                     700        700
    2.478% due 03/25/2032 (d)                                   1,600      1,600
Fannie Mae
    6.000% due 11/18/2017                                          72         73
    6.500% due 09/25/2023                                         139        131
Freddie Mac
    6.500% due 11/25/2023                                         137        123
General Electric Capital Mortgage Services, Inc.
    6.750% due 06/25/2028                                          50         50
Government National Mortgage Association
    7.250% due 12/20/2026                                       1,157      1,162
    7.300% due 09/20/2028                                         922        950
    2.200% due 08/16/2031 (d)                                     785        784
    2.040% due 02/16/2032 (d)                                   9,711      9,753
PNC Mortgage Securities Corp.
    7.750% due 11/25/2030                                         575        578
Structured Asset Securities Corp.
    2.380% due 03/25/2031 (d)                                     513        514
Washington Mutual Mortgage Securities Corp.
    6.010% due 04/25/2031 (d)                                   2,000      1,989
                                                                       ---------
                                                                          18,598
                                                                       =========
Fannie Mae 14.5%
    6.000% due 05/16/2017-04/11/2032 (e)                       11,500     11,367
    6.500% due 04/11/2032                                       2,000      1,989
    6.800% due 05/01/2003                                         905        922
    7.276% due 03/01/2018 (d)                                      32         33
    9.000% due 07/01/2018                                          23         25
                                                                       ---------
                                                                          14,336
                                                                       =========
Federal Housing Administration 0.6%
    7.430% due 03/01/2022                                          81         82
    8.137% due 09/01/2040                                         473        470
                                                                       ---------
                                                                             552
                                                                       =========
Freddie Mac 3.1%
    5.794% due 05/01/2019 (d)                                      40         41
    6.136% due 06/01/2030 (d)                                      78         79
    7.325% due 05/01/2031                                       2,869      2,961
                                                                       ---------
                                                                           3,081
                                                                       =========
Government National Mortgage Association 70.1%
    5.500% due 07/20/2029 (d)                                   2,524      2,566
    6.000% due 04/18/2032                                      18,000     17,466
    6.375% due 05/20/2016-02/20/2026 (d)(e)                       631        646
    6.500% due 04/20/2031-04/18/2032 (d)(e)                    20,493     20,494
    6.625% due 12/20/2017 (d)                                      59         61
    6.750% due 07/20/2018-08/20/2025 (d)(e)                       151        154
    7.000% due 04/18/2032                                      27,000     27,523
    7.500% due 10/20/2030 (d)                                      48         49
   11.250% due 07/20/2015                                         114        128
                                                                       ---------
                                                                          69,087
                                                                       =========
Stripped Mortgage-Backed Securities 0.5%
CS First Boston Mortgage Securities Corp. (IO)
    8.073% due 08/25/2004                                       3,952        290
Fannie Mae (IO)
    7.000% due 09/25/2021                                       1,276         62
Freddie Mac (IO)
    3.037% due 07/15/2020 (d)                                   1,798         41
    7.500% due 08/15/2029                                         708        131
                                                                       ---------
                                                                             524
                                                                       ---------
Total Mortgage-Backed Securities                                         106,178
                                                                       =========
(Cost $ 106,333)

  ASSET-BACKED SECURITIES 6.0%

Advanta Business Card Master Trust
    3.351% due 04/20/2008 (d)                                     100        101
Asset-Backed Securities Home Equity Corp.
    2.320% due 03/15/2032 (d)                                   1,891      1,898
Bear Stearns Asset-Backed Securities, Inc.
    6.750% due 02/25/2032 (d)                                   1,000      1,010
Chase Funding Loan Acquisition Trust
    2.090% due 04/25/2031 (d)                                   1,401      1,392
Chase Funding Mortgage Loan Asset-Backed Certificates
    3.650% due 10/25/2030 (d)                                     200        199
Conseco Finance
    9.290% due 12/15/2029                                         500        535
General Electric Capital Mortgage Services, Inc.
    7.200% due 04/25/2029                                         287        284
Indymac Home Equity Loan Asset-Backed Trust
    2.920% due 12/25/2031 (d)                                     200        200
NPF XII, Inc.
    2.590% due 10/01/2003 (d)                                     300        301
                                                                       ---------
Total Asset-Backed Securities                                              5,920
                                                                       =========

(Cost $ 5,868)

   PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures
    Strike @ 95.500 Exp. 03/17/2003                           130,000        158
U.S. Treasury Bond (OTC)
    6.000% due 06/30/2002
    Strike @ 104.00 Exp. 05/24/2002                             1,400          2
                                                                       ---------
Total Purchased Call Options                                                 160
                                                                       =========

(Cost $ 207)

  PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
    Strike @ 92.250 Exp. 06/17/2002                            40,000          1
                                                                       ---------
Total Purchased Put Options                                                    1
                                                                       =========
(Cost $0)

  SHORT-TERM INSTRUMENTS 57.9%
Commercial Paper 56.3%
Fannie Mae
    1.815% due 07/03/2002                                       4,000      3,979
    1.865% due 08/14/2002                                       7,000      6,945
    1.880% due 08/28/2002                                      10,000      9,911
    1.910% due 09/04/2002                                       2,500      2,477
    2.060% due 09/20/2002                                         700        692
Freddie Mac
    1.820% due 04/01/2002                                      23,200     23,200
    1.985% due 08/15/2002                                       1,700      1,686
    1.870% due 08/30/2002                                       1,800      1,784
UBS Finance, Inc.
    1.850% due 04/01/2002                                       1,800      1,800
    1.920% due 08/21/2002                                       3,000      2,977
                                                                       ---------
                                                                          55,451
                                                                       =========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 55

GNMA Fund
March 31, 2002

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 1.3%
State Street Bank
     1.550% due 04/01/2002                                $    1,318  $   1,318
                                                                      ---------
     (Dated 03/28/2002. Collateralized by Fannie Mae
     3.125% due 11/14/2003 valued at $1,347.
     Repurchase proceeds are $1,318.)

U.S. Treasury Bills 0.3%
     1.698% due 05/02/2002 (b)(e)                                255        255
                                                                      ---------
Total Short-Term Instruments                                             57,024
                                                                      =========
(Cost $57,050)

Total Investments (a) 175.3%                                          $ 172,782
(Cost $172,921)

Written Options (c) 0.0%                                                     (2)
(Premiums $26)

Other Assets and Liabilities (Net)(75.3%)                               (74,231)
                                                                      ---------
Net Assets 100.0%                                                     $  98,549
                                                                      =========
Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $172,897 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $     258

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (373)
                                                                      ---------

Unrealized depreciation-net                                           $    (115)
                                                                      =========

(b) Securities with an aggregate market value of $255 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                         # of         Unrealized
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                     30         $     (22)
                                                                      ---------
(c) Premiums received on written options:

                                                   # of
Type                                          Contracts      Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                  23      $    26     $     2
                                                             -------------------

(d) Variable rate security. The rate is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                    Coupon
Type                    (%)       Maturity       Par         Value      Proceeds
--------------------------------------------------------------------------------
Fannie Mae            7.000     05/13/2032     8,000     $   8,112     $   8,121
                                                         ---------     ---------

56 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
High Yield Fund
March 31, 2002
                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 81.8%

Banking & Finance 5.8%
Arvin Capital
    9.500% due 02/01/2027                                   $ 14,500    $ 12,620
Beaver Valley Funding Corp.
    8.625% due 06/01/2007                                     14,197      15,066
    9.000% due 06/01/2017                                      9,432      10,068
Bluewater Finance Ltd.
   10.250% due 02/15/2012                                     15,675      16,380
Choctaw Resort Development Enterprise
    9.250% due 04/01/2009                                      6,675       6,909
Community Health Credit LK
   10.000% due 07/10/2005                                      3,500       3,500
    8.500% due 11/09/2006                                      3,000       3,000
Credit & Repack Securities Ltd.
   10.250% due 10/30/2006                                     10,150      10,150
Finova Group, Inc.
    7.500% due 11/15/2009 (k)                                 40,375      14,232
Forest City Enterprises, Inc.
    8.500% due 03/15/2008                                     15,294      15,523
Gemstone Investors Ltd.
    7.710% due 10/31/2004                                     27,350      27,319
General Motors Acceptance Corp.
    2.410% due 05/16/2003 (d)                                    631         626
Golden State Holdings
    7.125% due 08/01/2005                                      5,137       5,089
    9.125% due 12/31/2049                                         50       1,246
Huntsman International LLC
   11.100% due 12/19/2004                                      3,000       2,942
Jet Equipment Trust
    9.410% due 06/15/2010                                        937         803
   10.000% due 06/15/2012                                      8,680       7,132
    7.630% due 08/15/2012                                      2,868       2,521
Morgan Stanley Tracers
    7.201% due 09/15/2011 (d)                                 22,964      23,319
National Rural Utilities Cooperative Finance Corp.
    8.000% due 03/01/2032                                      4,000       4,112
Pemex Master Trust
    8.000% due 11/15/2011                                     20,900      21,214
Presidential Life Insurance Corp.
    7.875% due 02/15/2009                                      7,451       7,251
Pride Credit Link
    8.900% due 04/01/2007                                      5,000       5,000
    8.850% due 04/02/2007                                      5,000       5,000
Reliance Group Holdings, Inc.
    9.000% due 11/15/2049 (k)                                  3,769         113
Trizec Finance Ltd.
   10.875% due 10/15/2005                                     12,947      13,303
UCAR Finance, Inc.
    6.201% due 09/01/2008                                      2,300       2,035
                                                                        --------
                                                                         236,473
                                                                        ========

Industrials 63.8%
360 Networks, Inc.
   13.000% due 05/01/2008 (k)                                  5,740           1
   11.990% due 08/01/2009 (k)                                  5,969          30
Ackerley Group, Inc.
    9.000% due 01/15/2009                                      5,000       5,450
Adelphia Communications Corp.
    9.250% due 10/01/2002                                        550         547
    8.125% due 07/15/2003                                        300         291
   10.250% due 11/01/2006                                     27,883      26,071
    9.875% due 03/01/2007                                      3,410       3,188
    7.875% due 05/01/2009                                         50          43
    9.375% due 11/15/2009                                        300         282
   10.875% due 10/01/2010                                         15          14
   10.250% due 06/15/2011                                      7,700       7,007
Argasy Gaming Co.
   10.750% due 06/01/2009                                      1,000       1,108
Airgas, Inc.
    7.140% due 03/08/2004                                      4,850       4,894
    7.750% due 09/15/2006                                      1,375       1,399
    9.125% due 10/01/2011                                     13,975      14,883
Alliant Techsystems, Inc.
    8.500% due 05/15/2011                                     12,100      12,947
Allied Waste Industries, Inc.
    6.100% due 01/15/2003                                   $  4,659    $  4,637
    7.375% due 01/01/2004                                        810         802
    7.875% due 03/15/2005                                      1,578       1,579
    6.375% due 01/15/2008                                      1,125       1,020
   10.000% due 08/01/2009                                        775         789
Allied Waste North America, Inc.
    7.625% due 01/01/2006                                     10,104       9,801
    8.875% due 04/01/2008                                     10,415      10,701
    8.500% due 12/01/2008                                     26,620      27,019
    7.875% due 01/01/2009                                     39,985      38,685
American Airlines, Inc.
   10.610% due 03/04/2010                                        650         658
    6.978% due 04/01/2011                                      2,000       2,028
    7.858% due 10/01/2011                                      3,400       3,508
American Cellular Corp.
    9.500% due 10/15/2009                                     21,975      16,262
American Media Operation, Inc.
   10.250% due 05/01/2009                                     12,439      12,937
American Standard Cos., Inc.
    7.375% due 04/15/2005                                      2,735       2,776
    7.375% due 02/01/2008                                      3,100       3,147
AmeriGas Partners LP
   10.000% due 04/15/2006                                     10,000      10,650
   10.125% due 04/15/2007                                      4,392       4,546
    8.875% due 05/20/2011                                      1,400       1,449
AmerisourceBergen Corp.
    8.125% due 09/01/2008                                     14,825      15,566
AM-FM, Inc.
    8.750% due 06/15/2007                                        225         235
    8.125% due 12/15/2007                                      4,100       4,269
    8.000% due 11/01/2008                                      5,244       5,506
Amphenol Corp.
    9.875% due 05/15/2007                                     10,576      11,211
Arco Chemical Co.
    9.375% due 12/15/2005                                      9,925       9,975
   10.250% due 11/01/2010                                      5,400       5,468
Argosy Gaming Co.
    9.000% due 09/01/2011                                      7,600       8,056
Armkel LLC
    9.500% due 08/15/2009                                      4,300       4,601
Avecia Group PLC
   11.000% due 07/01/2009                                      8,075       8,438
Ball Corp.
    7.750% due 08/01/2006                                      7,704       7,974
    8.250% due 08/01/2008                                      5,500       5,754
Barrett Resources Corp.
    7.550% due 02/01/2007                                      8,407       8,310
Beckman Coulter, Inc.
    7.050% due 06/01/2026                                        280         295
Bergen Brunswig Corp.
    7.250% due 06/01/2005                                        500         515
Beverly Enterprises, Inc.
    9.000% due 02/15/2006                                     18,070      18,431
    9.625% due 04/15/2009                                      8,550       8,774
Boise Cascade Corp.
    7.500% due 02/01/2008                                      1,400       1,373
Boyd Gaming Corp.
    8.750% due 04/15/2012                                      6,225       6,270
Briggs & Stratton Corp.
    8.875% due 03/15/2011                                     12,050      12,833
British Sky Broadcasting Group PLC
    7.300% due 10/15/2006                                      6,733       6,714
    6.875% due 02/23/2009                                     11,700      11,024
    8.200% due 07/15/2009                                     25,899      26,204
Building Materials Corp.
    7.750% due 07/15/2005                                        971         841
    8.000% due 10/15/2007                                      1,007         831
    8.000% due 12/01/2008                                     10,251       8,345
Cadmus Communications Corp.
    9.750% due 06/01/2009                                      3,700       3,760
Canwest Media, Inc.
   10.625% due 05/15/2011                                     10,925      12,072
Century Aluminum Co.
   11.750% due 04/15/2008                                      5,475       5,804

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 57

High Yield Fund
March 31, 2002

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Century Communications Corp.
     9.500% due 03/01/2005                          $   11,000    $   10,615
     8.750% due 10/01/2007                               6,225         5,634
CF Cable TV, Inc.
     9.125% due 07/15/2007                               9,149         9,184
Charter Communications Holdings LLC
     8.250% due 04/01/2007                              12,345        11,234
    10.000% due 04/01/2009                              12,347        11,915
     8.625% due 04/01/2009                               5,844         5,318
    10.750% due 10/01/2009                              10,450        10,450
     9.625% due 11/15/2009                              26,475        25,284
     0.000% due 01/15/2010                                 550           371
     0.000% due 04/01/2011                               8,000         5,540
    10.000% due 05/15/2011                               2,000         1,920
Chesapeake Energy Corp.
     8.375% due 11/01/2008                              10,750        10,925
Compass Minerals Group, Inc.
    10.000% due 08/15/2011                               2,425         2,567
Constellation Brands, Inc.
     8.000% due 02/15/2008                               4,600         4,761
     8.500% due 03/01/2009                              10,500        10,973
     8.125% due 01/15/2012                               8,600         8,815
Container Corp. of America
     9.750% due 04/01/2003                                 789           805
Continental Airlines, Inc.
     7.033% due 06/15/2011                               2,007         1,819
     7.461% due 04/01/2015                               3,652         3,587
     7.373% due 12/15/2015                              10,000         9,559
Continental Cablevision
     9.500% due 08/01/2013                               7,900         8,370
Cott Beverages, Inc.
     8.000% due 12/15/2011                               6,475         6,588
Crown Castle International Corp.
     0.000% due 11/15/2007                               3,250         2,810
    10.750% due 08/01/2011                              10,005         9,054
CSC Holdings, Inc.
     7.875% due 12/15/2007                               2,729         2,714
     7.250% due 07/15/2008                               2,100         2,013
     8.125% due 07/15/2009                               4,350         4,351
     8.125% due 08/15/2009                               4,400         4,401
     7.625% due 04/01/2011                              53,925        52,196
     9.875% due 02/15/2013                               2,595         2,751
     7.875% due 02/15/2018                               2,700         2,512
     7.625% due 07/15/2018                              16,900        15,290
     9.875% due 04/01/2023                               2,805         2,945
DaVita, Inc.
     9.250% due 04/15/2011                               1,350         1,584
Delta Air Lines, Inc.
     9.450% due 02/14/2006                                 200           195
     9.300% due 01/02/2010                               1,800         1,612
    10.790% due 03/26/2014                               2,264         1,971
Dimon, Inc.
     9.625% due 10/15/2011                               6,500         6,922
Domtar, Inc.
     7.875% due 10/15/2011                               7,500         7,851
Dresser, Inc.
     9.375% due 04/15/2011                              27,545        28,508
Dunlop Stand Aerospace Holdings
    11.875% due 05/15/2009                              10,525        10,787
Dynegy-Roseton Danskamme
     7.270% due 11/08/2010                               1,000           931
     7.670% due 11/08/2016                               1,500         1,431
Echostar Broadband Corp.
    10.375% due 10/01/2007                               2,850         3,071
Echostar Communications Corp.
     9.250% due 02/01/2006                              21,077        21,709
     9.375% due 02/01/2009                               9,904        10,350
Echostar DBS Corp.
     9.125% due 01/15/2009                               5,875         6,081
El Paso Cedar Brakes II LLC
     9.875% due 09/01/2013                              18,000        18,591
Electric Lightwave, Inc.
     6.050% due 05/15/2004                               3,450         3,351
Equistar Chemical Funding
    10.125% due 09/01/2008                              12,245        12,674
Equistar Chemicals LP
     8.750% due 02/15/2009                               6,500         6,301
Extended Stay America, Inc.
     9.150% due 03/15/2008                               2,950         2,980
     9.875% due 06/15/2011                              11,740        12,327
Extendicare Health Services
     9.350% due 12/15/2007                               9,300         8,510
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                               5,912         5,084
     6.358% due 05/01/2008 (d)                           2,000         1,450
    12.500% due 05/01/2010                                 150           148
Ferrellgas Partners LP
     9.375% due 06/15/2006                              15,806        16,359
     7.240% due 08/01/2010                               3,000         2,922
Ferro Corp.
     9.125% due 01/01/2009                               8,900         9,245
Fisher Scientific International
     7.125% due 12/15/2005                              10,845        10,791
     9.000% due 02/01/2008                              18,314        18,955
Flag Ltd.
     8.250% due 01/30/2008                              19,741         4,244
Foamex LP
    10.750% due 04/01/2009 (j)                           4,100         4,223
Ford Motor Co.
     7.450% due 07/16/2031                               2,275         2,063
Forest Oil Corp.
    10.500% due 01/15/2006                               2,828         3,033
     8.000% due 06/15/2008                               8,972         9,219
Fox/Liberty Networks LLC
     8.875% due 08/15/2007                              14,375        15,022
     9.750% due 08/15/2007                               7,690         7,815
Fresenius Medical Care
     7.875% due 06/15/2011                              17,845        17,890
Garden State Newspapers
     8.750% due 10/01/2009                              12,860        12,796
     8.625% due 07/01/2011                               6,076         5,970
Georgia-Pacific Corp.
     8.125% due 05/15/2011                               1,500         1,467
     9.625% due 03/15/2022                               5,000         4,703
     9.500% due 05/15/2022                               3,200         3,010
     9.125% due 07/01/2022                               3,700         3,388
     8.875% due 05/15/2031                               2,000         1,889
Golden Northwest Aluminum
    12.000% due 12/15/2006                                 950           575
Graphic Packaging Corp.
     8.625% due 02/15/2012                               4,825         5,030
Gray Communication System, Inc.
     9.250% due 12/15/2011                              10,100        10,454
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                              33,906        35,093
     7.125% due 06/01/2007                                 500           508
     7.500% due 01/15/2009                              21,197        21,576
     8.000% due 02/01/2011                                 500           523
HCA - The Healthcare Co.
     7.125% due 06/01/2006                              12,425        12,705
     8.850% due 01/01/2007                              16,485        17,980
     7.000% due 07/01/2007                              16,600        16,798
     7.250% due 05/20/2008                               1,100         1,114
     8.700% due 02/10/2010                              14,980        16,318
     8.750% due 09/01/2010                               3,950         4,335
     7.875% due 02/01/2011                               1,500         1,568
     7.500% due 12/15/2023                                 800           729
     8.360% due 04/15/2024                              10,500        10,520
HEALTHSOUTH Corp.
     8.500% due 02/01/2008                              10,030        10,431
     7.000% due 06/15/2008                                 900           873
    10.750% due 10/01/2008                                 900           995
     8.375% due 10/01/2011                              21,800        22,781
Hercules, Inc.
     6.625% due 06/01/2003                                 300           299
     4.150% due 10/15/2003                                 223           219
    11.125% due 11/15/2007                              15,439        16,983
     6.600% due 08/01/2027                               2,460         2,349
HMH Properties, Inc.
     7.875% due 08/01/2005                              23,139        23,139
     7.875% due 08/01/2008                               2,450         2,426
     8.450% due 12/01/2008                                 250           255

58 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Hollinger International Publishing
     9.250% due 02/01/2006                          $   10,039    $   10,365
     9.250% due 03/15/2007                               4,792         4,966
Hollinger Participation Trust (i)
    12.125% due 11/15/2010                              15,436        14,896
Horseshoe Gaming Holding
     8.625% due 05/15/2009                              18,675        19,515
Host Marriott LP
     8.375% due 02/15/2006                              14,137        14,314
     9.500% due 01/15/2007                              25,300        26,628
     9.250% due 10/01/2007                               5,100         5,304
Ingles Markets, Inc.
     8.875% due 12/01/2011                              11,800        11,918
Insight Midwest/Insight Capital
     9.750% due 10/01/2009                                 510           536
    10.500% due 11/01/2010                              11,600        12,644
International Game Technology
     7.875% due 05/15/2004                               8,350         8,653
     8.375% due 05/15/2009                              23,601        24,663
ISP Chemco, Inc.
    10.250% due 07/01/2011                              22,280        23,673
ISP Holdings, Inc.
    10.625% due 12/15/2009                              12,219        12,738
John Q. Hammons Hotels
     8.875% due 02/15/2004                               5,734         5,748
     9.750% due 10/01/2005                               1,633         1,684
Jupiters Ltd.
     8.500% due 03/01/2006                              14,975        15,331
Kappa Beheer BV
    10.625% due 07/15/2009                               1,775         1,961
Kmart Corp.
    12.350% due 01/01/2008 (k)                           3,506         1,996
KPNQWest BV
     8.125% due 06/01/2009                              19,510         5,560
L-3 Communications Corp.
    10.375% due 05/01/2007                               5,938         6,309
     8.500% due 05/15/2008                                 481           500
Lamar Media Corp.
     9.625% due 12/01/2006                                 100           105
Lear Corp.
     7.960% due 05/15/2005                               8,340         8,611
Level 3 Communications, Inc.
    11.000% due 03/15/2008                               2,938         1,366
     9.125% due 05/01/2008                              17,655         7,768
     0.000% due 12/01/2008                               5,375         1,398
     0.000% due 03/15/2010                              18,000         3,690
    11.250% due 03/15/2010                                 789           359
Leviathan Gas Corp.
    10.375% due 06/01/2009                               7,548         8,190
LIN Holdings Corp.
     0.000% due 03/01/2008                                 800           716
LIN Television Corp.
     8.000% due 01/15/2008                              22,600        23,165
     8.375% due 03/01/2008                                 825           825
Longview Fibre Co.
    10.000% due 01/15/2009                                 450           470
Lyondell Chemical Co.
     9.625% due 05/01/2007                               6,574         6,755
     9.875% due 05/01/2007                               3,700         3,783
     9.500% due 12/15/2008                               7,200         7,344
Macdermid, Inc.
     9.125% due 07/15/2011                              10,425        10,894
Mail-Well Corp.
     9.625% due 03/15/2012                              12,775        13,222
Mandalay Resort Group
     6.750% due 07/15/2003                              20,332        20,586
     9.250% due 12/01/2005                               6,112         6,341
     6.450% due 02/01/2006                                  79            77
    10.250% due 08/01/2007                               2,038         2,216
     9.500% due 08/01/2008                               6,550         7,107
     9.375% due 02/15/2010                               8,300         8,777
     7.000% due 11/15/2036                               4,100         3,778
     6.700% due 11/15/2096                               3,350         3,303
Manor Care, Inc.
     7.500% due 06/15/2006                                 900           914
     8.000% due 03/01/2008                               7,655         7,942
Marsh Supermarkets, Inc.
     8.875% due 08/01/2007                               6,416         6,456
Mediacom Broadband LLC
    11.000% due 07/15/2013                              17,420        19,336
Mediacom LLC
     9.500% due 01/15/2013                                 575           607
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                              18,051         1,354
    10.000% due 12/15/2009                               6,910           518
MGM Mirage, Inc.
     6.950% due 02/01/2005                              28,143        27,992
     9.750% due 06/01/2007                               1,350         1,465
     8.500% due 09/15/2010                              18,650        19,487
Midwest Generation LLC
     8.300% due 07/02/2009                               1,750         1,717
     8.560% due 01/02/2016                               6,900         6,691
Millenium America, Inc.
     9.250% due 06/15/2008                               2,500         2,588
Mirage Resorts, Inc.
     6.625% due 02/01/2005                               2,761         2,745
     7.250% due 10/15/2006                               3,656         3,561
     6.750% due 08/01/2007                               1,900         1,792
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                               2,650         2,723
Newpark Resources, Inc.
     8.625% due 12/15/2007                               9,255         8,746
Nextel Communications, Inc.
     0.000% due 09/15/2007                              18,375        12,265
     0.000% due 10/31/2007                               2,050         1,327
     0.000% due 02/01/2009                              11,013         5,204
     9.375% due 11/15/2009                               2,758         1,841
    12.500% due 11/15/2009                               6,700         4,523
NL Industries, Inc.
    11.750% due 10/15/2003                                 990         1,005
Northwest Airlines, Inc.
     6.841% due 04/01/2011                               6,100         5,910
Ocean Energy, Inc.
     8.875% due 07/15/2007                               2,746         2,911
Om Group, Inc.
     9.250% due 12/15/2011                              16,300        17,034
Omnicare, Inc.
     8.125% due 03/15/2011                              21,215        22,435
Owens & Minor, Inc.
     8.500% due 07/15/2011                               4,540         4,767
P&L Coal Holdings
     8.875% due 05/15/2008                              10,054        10,732
PanAmSat Corp.
     6.000% due 01/15/2003                               2,025         2,009
     8.500% due 02/01/2012                              38,350        38,350
Park Place Entertainment Corp.
     7.875% due 12/15/2005                               6,960         6,977
     8.875% due 09/15/2008                              12,483        13,092
     7.875% due 03/15/2010                               9,900         9,838
     8.125% due 05/15/2011                               8,000         8,080
PharMerica, Inc.
     8.375% due 04/01/2008                               1,000         1,038
Pioneer National Resources Co.
     8.875% due 04/15/2005                              16,278        16,567
     8.250% due 08/15/2007                               9,177         9,331
     6.500% due 01/15/2008                               5,482         5,177
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                              28,267        29,539
Pride International, Inc.
     9.375% due 05/01/2007                              17,136        17,929
Primedia, Inc.
     8.500% due 02/01/2006                               2,621         2,464
     7.625% due 04/01/2008                               6,507         5,629
     8.875% due 05/15/2011                               8,050         7,366
PSS World Medical, Inc.
     8.500% due 10/01/2007                              13,325        13,542
Quebecor Media, Inc.
    11.125% due 07/15/2011                              27,059        29,494
Qwest Capital Funding, Inc.
     7.900% due 08/15/2010                               5,100         4,314
     7.250% due 02/15/2011                              32,110        26,126

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 59

High Yield Fund
March 31, 2002
                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Qwest Corp.
     8.875% due 03/15/2012                         $   4,900    $    4,835
     7.750% due 02/15/2031                             5,560         4,239
R.H. Donnelly, Inc.
     9.125% due 06/01/2008                             5,455         5,660
Racers
     8.375% due 10/01/2007                            19,956        13,950
Renaissance Media Group
     0.000% due 04/15/2008                            15,960        13,327
Rogers Cantel, Inc.
     8.800% due 10/01/2007                             2,540         2,210
     8.300% due 10/01/2007                             4,024         3,581
     9.375% due 06/01/2008                            31,899        29,586
Rotech Healthcare, Inc.
     9.500% due 04/01/2012                             3,200         3,320
Safety-Kleen Corp.
     9.250% due 06/01/2008 (k)                        22,459             2
     9.250% due 05/15/2009 (k)                        11,042             1
Santa Fe Energy Resources, Inc.
     8.750% due 06/15/2007                             3,250         3,404
SC International Services, Inc.
     9.250% due 09/01/2007                            15,620        14,292
Silgan Holdings, Inc.
     9.000% due 06/01/2009                             7,556         7,896
Sinclair Broadcast Group, Inc.
     9.000% due 07/15/2007                             4,062         4,174
     8.750% due 12/15/2011                            20,350        21,011
Smithfield Foods, Inc.
     8.000% due 10/15/2009                            14,650        14,980
SPX Corp.
     9.400% due 06/14/2005                            15,900        15,847
Starwood Hotels & Resorts
     6.750% due 11/15/2005                             7,400         7,360
Statia Terminals
    11.750% due 11/15/2003                             2,000         2,070
Station Casinos, Inc.
     9.750% due 04/15/2007                             5,903         6,170
     8.875% due 12/01/2008                             1,421         1,462
     9.875% due 07/01/2010                             2,789         3,005
Stone Container Corp.
    11.500% due 08/15/2006                             3,476         3,771
     9.750% due 02/01/2011                               100           109
Stone Energy Corp.
     8.250% due 12/15/2011                             9,245         9,499
Telecorp PCS, Inc.
    10.625% due 07/15/2010                             7,328         8,262
Telewest Communications PLC
    11.000% due 10/01/2007                             2,274         1,160
     0.000% due 04/15/2009                             3,546         1,285
Telewest Finance
     6.000% due 07/07/2005                             7,850         3,611
Tembec Industries, Inc.
     8.500% due 02/01/2011                             8,150         8,374
Tenet Healthcare Corp.
     8.125% due 12/01/2008                            10,175        11,120
Tesoro Petroleum Corp.
     9.625% due 11/01/2008                             3,025         3,086
Time Warner, Inc.
     9.750% due 07/15/2008                             5,975         4,153
    10.125% due 02/01/2011                             5,650         3,899
Transocean Sedco Forex, Inc.
     9.125% due 12/15/2003                             1,250         1,340
Triad Hospitals, Inc.
     8.750% due 05/01/2009                             8,800         9,416
    11.000% due 05/15/2009                             3,213         3,607
Tritel PCS, Inc.
     0.000% due 05/15/2009                            18,622        16,480
    10.375% due 01/15/2011                            25,610        28,939
U.S. Airways, Inc.
     9.625% due 09/01/2003                            18,688        15,380
     9.330% due 01/01/2006                             3,336         2,150
     6.760% due 04/15/2008                             2,677         2,528
United Air Lines, Inc.
     2.120% due 12/02/2002 (d)                         1,752         1,730
     7.730% due 07/01/2010                            18,700        16,841
     7.186% due 04/01/2011                               344           307
     6.602% due 09/01/2013                             6,300         5,364
Univision Communications, Inc.
     7.850% due 07/15/2011                         $  17,200    $   17,607
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                            22,141        22,030
     8.625% due 02/01/2009                             4,750         4,560
     9.750% due 06/30/2009                             4,009         4,029
     7.875% due 05/15/2011                            10,750        10,105
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                             6,804         7,382
Waste Management, Inc.
     6.875% due 05/15/2009                               500           486
     7.375% due 08/01/2010                             3,925         3,907
     7.650% due 03/15/2011                             4,250         4,274
WCG Corp.
     8.250% due 03/15/2004                            39,945        40,188
Western Gas Resources, Inc.
    10.000% due 06/15/2009                             5,625         5,991
Westport Belco Oil & Gas Corp.
     8.875% due 09/15/2007                             4,200         4,410
Westport Resources Corp.
     8.250% due 11/01/2011                             6,300         6,505
Williams Communications Group, Inc.
    10.700% due 10/01/2007 (k)                         7,518         1,165
    10.875% due 10/01/2009 (k)                         3,092           479
    11.875% due 08/01/2010 (k)                         4,000           580
World Color Press, Inc.
     8.375% due 11/15/2008                             2,213         2,265
     7.750% due 02/15/2009                            11,346        11,178
XTO Energy Inc.
     9.250% due 04/01/2007                             1,111         1,167
     8.750% due 11/01/2009                             4,285         4,498
Young Broadcasting, Inc.
     9.000% due 01/15/2006                            17,890        18,203
     8.750% due 06/15/2007                             1,027         1,027
     8.500% due 12/15/2008                             6,360         6,646
    10.000% due 03/01/2011                            11,625        12,148
                                                                ----------
                                                                 2,653,689
                                                                ==========

Utilities 12.2%
AES Corp.
     8.750% due 12/15/2002                             3,000         2,805
     8.750% due 06/15/2008                             1,800         1,395
     9.500% due 06/01/2009                            17,194        13,497
     9.375% due 09/15/2010                            15,115        11,865
     8.875% due 02/15/2011                             8,175         6,254
AT&T Canada, Inc.
     0.000% due 06/15/2008                            22,094         3,646
    10.625% due 11/01/2008                             4,572           812
AT&T Corp.
     8.000% due 11/15/2031                            13,325        12,979
BRL Universal Equipment
     8.875% due 02/15/2008                             5,650         5,862
Calpine Corp.
     7.625% due 04/15/2006                             4,925         3,870
     8.750% due 07/15/2007                            21,441        16,744
     7.875% due 04/01/2008                             7,248         5,662
     8.500% due 05/01/2008                            14,100        11,260
     7.750% due 04/15/2009                               789           617
     8.625% due 08/15/2010                             5,750         4,521
     8.500% due 02/15/2011                               100            80
Chesapeake Energy Corp.
     8.125% due 04/01/2011                             8,000         8,060
Citizens Communications Co.
     9.250% due 05/15/2011                             3,500         3,748
CMS Energy Corp.
     8.125% due 05/15/2002                             7,000         7,044
     8.375% due 07/01/2003                             1,400         1,422
     6.750% due 01/15/2004                             5,042         4,994
     7.000% due 01/15/2005                            10,637        10,545
     9.875% due 10/15/2007                             6,113         6,641
     8.900% due 07/15/2008                             8,600         9,043
     7.500% due 01/15/2009                            11,790        11,868
     8.500% due 04/15/2011                             8,500         8,814
Dynegy Holdings, Inc.
     8.125% due 03/15/2005                               800           820
     8.750% due 02/15/2012                             4,000         4,193

60 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Edison Mission Energy
    10.000% due 08/15/2008                         $   4,000    $    3,986
El Paso Corporation
     7.750% due 01/15/2032                             1,600         1,552
El Paso Energy Partners
     8.500% due 06/01/2011                            12,900        13,352
El Paso Natural Gas
     8.625% due 01/15/2022                             7,000         7,405
France Telecom
     7.750% due 03/01/2011 (d)                         6,220         6,345
     8.500% due 03/01/2031                            21,510        23,064
Hanover Equipment Trust
     8.500% due 09/01/2008                            14,475        14,620
IPALCO Enterprises, Inc.
     7.625% due 11/14/2011                            13,825        12,717
Key Energy Services, Inc.
     8.375% due 03/01/2008                             5,645         5,786
Kinder Morgan Energy Partners
     7.750% due 03/15/2032                             1,700         1,725
Mastec, Inc.
     7.750% due 02/01/2008                             5,150         4,558
Mission Energy Holding Co.
    13.500% due 07/15/2008                            10,686        11,674
Niagara Mohawk Power Co.
     0.000% due 07/01/2010                            16,700        15,999
NRG Northeast Generating LLC
     8.842% due 12/15/2015                             1,400         1,440
Pinnacle Partners
     8.830% due 08/15/2004                            11,245        11,253
Pogo Producing Co.
     8.250% due 04/15/2011                            12,450        12,979
PSEG Energy Holdings, Inc.
    10.000% due 10/01/2009                            11,380        11,692
     8.500% due 06/15/2011                             7,175         6,875
Rocky River Realty
     8.810% due 04/14/2007                             2,466         2,616
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                             4,000         4,310
    10.000% due 12/01/2007                             2,250         2,377
Rogers Communication, Inc.
     9.125% due 01/15/2006                             4,000         3,780
     8.875% due 07/15/2007                             1,035         1,047
Rural Cellular Corp.
     9.625% due 05/15/2008                             7,402         6,181
     9.750% due 01/15/2010                             4,875         4,046
SESI, LLC
     8.875% due 05/15/2011                            13,364        13,431
South Point Energy
     8.400% due 05/30/2012                            22,250        19,135
Sprint Capital Corp.
     7.625% due 01/30/2011                             4,050         3,848
     8.375% due 03/15/2012                            10,075         9,938
     6.875% due 11/15/2028                            23,940        19,218
Telewest Credit Links
    10.875% due 02/07/2005                            16,000         8,720
TSI Telecommunication Services, Inc.
    12.750% due 02/01/2009 (j)                         8,350         8,058
UCAR Finance, Inc.
    10.250% due 02/15/2012                             3,220         3,397
US Unwired, Inc.
     0.000% due 11/01/2009                             9,475         6,301
Verizon New York, Inc.
     6.875% due 04/01/2012                             4,000         3,989
     7.375% due 04/01/2032                             3,000         2,985
Williams Cos., Inc.
     7.875% due 09/01/2021                            20,250        19,173
     7.500% due 01/15/2031                             5,275         4,754
     7.750% due 06/15/2031                             3,000         2,783
Williams Gas Pipelines Center
     7.375% due 11/15/2006                             3,600         3,559
Wilmington Trust Co. - Tucson Electric
    10.210% due 01/01/2009                               500           535
    10.732% due 01/01/2013                             7,015         7,527
                                                                ----------
                                                     507,791
Total Corporate Bonds & Notes                                    3,397,953
                                                                ==========
(Cost $3,603,128)

 MORTGAGE-BACKED SECURITIES 3.6%

Collateralized Mortgage Obligations 0.9%
Credit Suisse First Boston Mortgage
     6.398% due 10/25/2039                         $  25,000    $   25,228
LTC Commercial Corp.
     9.200% due 08/04/2023                             2,235         2,170
     7.970% due 04/15/2028                             3,993         3,772
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                             3,035         2,589
Red Mountain Funding Corp.
     9.150% due 11/28/2027                             4,517         3,131
                                                                ----------
                                                                    36,890
                                                                ==========

Fannie Mae 1.2%
     6.000% due 05/16/2017                            52,000        51,610
                                                                ----------

Government National Mortgage Association 1.4%
     6.000% due 04/18/2032                            60,000        58,219
                                                                ----------

Stripped Mortgage-Backed Securities 0.1%
Airtrust (IO)
     0.990% due 06/01/2013                             8,648         3,045
                                                                ----------

Total Mortgage-Backed Securities                                   149,764
                                                                ==========
(Cost $152,705)

 ASSET-BACKED SECURITIES 3.3%

Airplanes Pass Through Trust
    10.875% due 03/15/2019                            21,515         3,727
Allied Waste Industries, Inc.
     4.562% due 07/21/2006                               899           897
     4.812% due 07/21/2006                               948           945
     4.562% due 07/30/2006 (d)                            22            22
     4.687% due 07/30/2006                               557           555
     4.750% due 07/30/2006                               948           945
     4.937% due 07/21/2007                               379           378
     4.875% due 07/30/2007 (d)                           793           791
     4.937% due 07/30/2007 (d)                         1,058         1,055
     5.062% due 07/30/2007                               380           379
American Cellular Corp.
     2.750% due 03/31/2007                             4,935         4,320
Centennial Cellular
     4.900% due 05/31/2007                             1,671         1,284
     5.050% due 05/31/2007                             1,195           921
     4.900% due 05/31/2007                             1,671         1,288
     5.300% due 11/30/2007                               184           141
     5.120% due 01/04/2008                             1,835         1,415
     5.290% due 01/04/2008                             1,835         1,415
Centennial Puerto Rico
     4.910% due 05/31/2007                               334           258
     5.020% due 05/31/2007                               418           320
     5.160% due 01/04/2008                               141           109
Charter Commercial Holdings LLC
     4.520% due 03/31/2008                            14,000        13,585
Conseco Finance
     9.300% due 10/15/2030                             8,000         8,549
Continental Airlines, Inc.
     5.908% due 07/30/2004                             8,462         8,165
Emmis Communications Corp.
     5.375% due 02/28/2009                               924           924
     5.375% due 08/31/2009                             2,007         2,021
     5.437% due 09/08/2031                             2,276         2,289
Hercules Revolver
     4.120% due 10/15/2003                             1,352         1,335
     4.150% due 10/15/2003                               171           169
     2.000% due 10/15/2003                             1,010           995
Huntsman Corp.
     4.625% due 06/30/2005                             4,888         3,922
     9.571% due 06/30/2005                               102            82
     5.375% due 07/01/2007                             5,000         4,025
Insight Midwest
     5.500% due 12/15/2009                             3,000         3,020
Island Inland Co.
     9.508% due 07/09/2003                             3,000         2,325

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 61

High Yield Fund
March 31, 2002
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Lyondell Petroleum
        6.250% due 06/30/2006                       $    2,315        $  2,346
        6.280% due 06/30/2006                              147             149
Mission Energy Holding Co.
        9.381% due 07/25/2006                            6,500           6,873
Nextel Communications, Inc.
        5.312% due 06/30/2008                            1,250           1,060
        5.562% due 12/31/2008                            1,250           1,060
        4.937% due 03/31/2009                            9,169           7,633
Rural Cellular Corp.
        5.110% due 10/03/2008                            3,049           2,771
        5.360% due 04/03/2009                            3,049           2,771
Southern California Edison Co.
        2.750% due 03/01/2003                            7,500           7,520
        3.250% due 03/01/2005                            5,000           4,976
Starwood Hotels & Resorts
        4.623% due 02/23/2003                            7,250           7,273
Stone Container Corp.
        5.437% due 04/01/2003                            1,169           1,174
        5.437% due 10/01/2003                            8,128           8,160
        5.437% due 10/01/2005                            2,230           2,237
Worldcom
        4.000% due 06/30/2002                            8,000           7,800
                                                                      --------
Total Asset-Backed Securities                                          136,374
                                                                      ========
(Cost $157,271)

   SOVEREIGN ISSUES 2.4%

Republic of Brazil
     11.500% due 03/12/2008                             10,000          10,025
     11.000% due 01/11/2012                             17,100          15,946
      8.000% due 04/15/2014                             32,879          26,796
     11.000% due 08/17/2040                              5,000           4,138
Republic of Panama
      8.250% due 04/22/2008                              2,000           2,010
      4.750% due 07/17/2014 (d)                          3,380           3,059
Republic of Peru
      9.125% due 02/21/2012                             16,900          16,706
Russian Federation
      5.000% due 03/31/2030                             10,000           6,600
United Mexican States
     10.375% due 02/17/2009                              7,100           8,211
      7.500% due 01/14/2012                              1,000             997
      8.300% due 08/15/2031                              6,575           6,542
                                                                      --------
Total Sovereign Issues                                                 101,030
                                                                      ========
(Cost $98,206)

   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.4%

Calpine Canada Energy
      8.375% due 10/15/2008                         EC   5,000           3,456
Grohe Holding
     11.500% due 11/15/2010                              3,937           3,652
Kamps AG
      8.000% due 09/26/2005                              3,750           3,312
      8.500% due 02/15/2009                              3,050           2,732
Klockner Pentaplast SA
      9.375% due 02/15/2012                                100              92
KPNQWest BV
      8.875% due 02/01/2008                              1,000             218
Lear Corp.
      8.125% due 04/01/2008                                150             133
Remy Cointreau S.A.
     10.000% due 07/30/2005                              4,900           4,566
                                                                      --------
Total Foreign Currency-Denominated Issues                               18,161
                                                                      ========
(Cost $19,706)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
        Strike @ 92.750 Exp. 12/16/2002             $1,000,000              13
                                                                      --------
Total Purchased Put Options                                                 13
                                                                      ========
(Cost $28)

   CONVERTIBLE BONDS & NOTES 3.0%

Health Care 0.9%
HEALTHSOUTH Corp.
        3.250% due 04/01/2003                       $    5,300        $  5,134
Omnicare, Inc.
        5.000% due 12/01/2007                            8,200           7,800
Tenet Healthcare Corp.
        6.000% due 12/01/2005                            5,064           5,211
Total Renal Care Holdings
        7.000% due 05/15/2009                           20,953          20,979
                                                                      --------
                                                                        39,124
                                                                      ========
Industrial 1.9%
American Tower Corp.
        5.000% due 02/15/2010                           20,100          11,306
Mail-Well, Inc.
        5.000% due 11/01/2002                           19,200          19,080
Pride International, Inc.
        0.000% due 04/24/2018                           33,000          15,221
Solectron Corp.
        0.000% due 05/08/2020                           57,680          32,878
                                                                      --------
                                                                        78,485
                                                                      ========
Utilities 0.2%
Nextel Communications, Inc.
        5.250% due 01/15/2010                            5,500           2,778
Rogers Communication, Inc.
        2.000% due 11/26/2005                            4,500           3,561
                                                                      --------
                                                                         6,339
                                                                      --------
Total Convertible Bonds & Notes                                        123,948
                                                                      ========
(Cost $122,530)

   PREFERRED STOCK 1.4%

                                                        Shares
Adelphia Communications Corp.
     13.000% due 07/15/2009                             30,000           2,858
CSC Holdings, Inc.
     11.750% due 10/01/2007                             15,000           1,556
     11.125% due 04/01/2008                            161,572          16,602
Fresenius Medical Care
        7.875% due 02/01/2008                       29,595,000          29,817
Newscorp Overseas Ltd.
        8.625% due 12/31/2049                          105,100           2,558
Primedia, Inc.
        9.200% due 11/01/2009                           55,300           2,613
        8.625% due 04/01/2010                           39,500           1,787
                                                                      --------
Total Preferred Stock                                                   57,791
                                                                      ========
(Cost $63,216)

   SHORT-TERM INSTRUMENTS 5.4%

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 5.1%
BP Amoco Capital PLC
        1.850% due 04/01/2002                          $25,000         25,000
Coca-Cola Co.
        1.750% due 04/26/2002                            1,900          1,897
Fannie Mae
        1.770% due 05/08/2002 (b)                        3,500          3,493
        1.815% due 07/03/2002                           23,600         23,480
        1.865% due 08/21/2002                           74,000         73,384
Federal Home Loan Bank
        1.745% due 05/08/2002 (b)                        1,090          1,088
Freddie Mac
        1.970% due 08/15/2002                           28,188         27,966
        1.870% due 08/15/2002                           30,000         29,763
        2.085% due 09/12/2002                           11,000         10,891
        2.060% due 09/18/2002                           16,800         16,625
                                                                     --------
                                                                      213,587
                                                                     ========

 62 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
-------------------------------------------------------------------------------
Repurchase Agreement 0.3%
State Street Bank
   1.550% due 04/01/2002                             $ 11,347       $    11,347
                                                                    -----------
   (Dated 03/28/2002. Collateralized by U.S.
   Treasury Bond 8.500% due 02/15/2020
   valued at $11,575.  Repurchase proceeds
   are $11,349.)

U.S. Treasury Bills 0.0%
   1.760% due 05/02/2002 (b)(g)                           620               619
                                                                    -----------
Total Short-Term Instruments                                            225,553
                                                                    ===========
(Cost $225,689)

Total Investments (a) 101.3%                                        $ 4,210,587
(Cost $4,442,479)

Written Options (c) (0.0%)                                                 (906)
(Premiums $1,149)

Other Assets and Liabilities (Net) (1.3%)                               (53,198)
                                                                    -----------
Net Assets 100.0%                                                   $ 4,156,483
                                                                    ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $4,446,720 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    75,986

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (312,119)
                                                                    -----------
Unrealized depreciation-net                                         $  (236,133)
                                                                    ===========

(b) Securities with an aggregate market value of $5,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                     # of            Unrealized
Type                                            Contracts          Appreciation
-------------------------------------------------------------------------------
Eurodollar December Futures  (12/2002)              2,313           $        35
                                                                    -----------
(c) Premiums received on written options:

                                                    # of
Type                                           Contracts       Premium    Value
--------------------------------------------------------------------------------
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 100.000 Exp. 05/25/2002                2,000      $  1,149    $ 906
                                                              -----------------


(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                                   Principal
                                      Amount
                                  Covered by       Settlement         Unrealized
Type               Currency         Contract            Month     (Depreciation)
--------------------------------------------------------------------------------
Buy                      EC           25,310          04/2002            $  (40)
Sell                                  46,168          04/2002              (313)
                                                                         ------
                                                                         $ (353)
                                                                         ======

(f) Principal amount denoted in indicated currency:

        EC - Euro

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                    Notional       Appreciation/
Type                                                  Amount      (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 6.625% due 11/15/2004.

Broker: Goldman Sachs
Exp. 12/01/2002                                      $ 7,000             $   (8)

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc.- WorldCom Group
6.400% due 08/15/2005.

Broker: Merrill Lynch
Exp. 12/15/2002                                        8,000               (113)

Receive a fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due
05/01/2009.

Broker: Morgan Stanley
Exp. 12/15/2002                                       10,000                142

Receive a fixed rate equal to 5.750% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group
7.500% due 05/15/2011.

Broker: Morgan Stanley
Exp. 12/15/2002                                       10,000               (156)

Receive a fixed rate equal to 3.600% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due
04/01/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 03/12/2007                                        5,000                 73

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.750% due
02/15/2002.

Broker: Goldman Sachs
Exp. 03/12/2007                                        5,000                 43
                                                                         ------
                                                                         $  (19)
                                                                         ======

(i) Payment In-kind bond security.

(j) Restricted security.

(k) Security is in default.

(l) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sales open at March 31, 2002 were as follows:

                             Coupon
Type                            (%)      Maturity      Par      Value  Proceeds
--------------------------------------------------------------------------------
Republic of Venezuela         1.000    12/18/2007   49,285   $ 40,231  $ 39,000
Viacom Inc.                   6.625    05/15/2011   12,500     12,536    12,937
                                                             -------------------
                                                             $ 52,767  $ 51,937
                                                             ===================

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 63

Schedule of Investments
Low Duration Fund
March 31, 2002
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 28.8%

Banking & Finance 13.4%
Associates Corp. of North America
     6.875% due 06/20/2002                                $ 20,000     $ 20,180
     6.950% due 08/01/2002                                   1,000        1,016
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                                   1,800        1,895
Bank of America Corp.
     8.125% due 06/15/2002                                     105          106
     7.200% due 09/15/2002                                     100          102
     7.875% due 12/01/2002                                     100          103
     6.625% due 06/15/2004                                   1,000        1,047
Bank One Corp.
     2.036% due 05/07/2002 (d)                                 800          800
Bear Stearns Co., Inc.
     2.340% due 12/16/2002 (d)                               2,800        2,805
     6.125% due 02/01/2003                                   3,000        3,068
     2.258% due 03/28/2003 (d)                               8,600        8,603
     6.200% due 03/30/2003                                   9,700        9,951
     2.510% due 05/24/2004 (d)                               2,000        1,999
     2.331% due 06/01/2004 (d)                               3,000        2,983
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                   1,554        1,580
Beneficial Corp.
     6.650% due 09/12/2002                                   5,000        5,088
     6.575% due 12/16/2002                                   5,440        5,573
Capital One Bank
     2.968% due 06/23/2003 (d)                               1,100        1,096
Chrysler Financial Co. LLC
     2.041% due 08/08/2002 (d)                               8,000        7,972
CIT Group, Inc.
     2.150% due 09/13/2002 (d)                              19,900       19,856
     2.325% due 04/07/2003 (d)                               2,900        2,872
Credit Asset Receivable LLC
     6.274% due 10/31/2003                                  19,424       19,151
Donaldson, Lufkin & Jenrette, Inc.
     2.235% due 07/18/2003 (d)                                 200          201
Export-Import Bank Korea
     6.500% due 11/15/2006                                   6,700        6,846
     7.100% due 03/15/2007                                   6,700        7,035
Finova Group, Inc.
     7.500% due 11/15/2009                                   2,100          740
Ford Motor Credit Co.
     6.520% due 08/12/2002                                  13,000       13,143
     6.000% due 01/14/2003                                  15,000       15,148
     2.017% due 02/13/2003 (d)                               2,000        1,972
     2.180% due 03/17/2003 (d)                               3,000        2,951
     6.125% due 04/28/2003                                  14,000       14,158
     2.170% due 06/02/2003 (d)                                 600          589
     2.530% due 06/23/2003 (d)                               9,800        9,644
     2.720% due 03/08/2004 (d)                              18,900       18,317
     2.060% due 04/26/2004 (d)                              19,000       18,254
     7.500% due 03/15/2005                                   1,000        1,016
Gemstone Investors Ltd.
     7.710% due 10/31/2004                                  11,000       10,988
General Motors Acceptance Corp.
     7.400% due 06/07/2002                                   4,070        4,108
     2.000% due 11/12/2002 (d)                              17,400       17,320
     5.875% due 01/22/2003                                     500          506
     6.750% due 03/15/2003                                   3,700        3,778
     2.598% due 07/20/2003 (d)                               3,517        3,517
     2.665% due 07/21/2003 (d)                                 200          197
     2.540% due 08/04/2003 (d)                              98,420       97,170
     5.550% due 09/15/2003                                   3,000        3,024
     5.750% due 11/10/2003                                   5,000        5,041
     3.110% due 01/20/2004 (d)                               9,400        9,294
     2.752% due 03/22/2004 (d)                               5,000        4,947
     2.125% due 04/05/2004 (d)                                 700          684
     2.680% due 05/04/2004 (d)                               3,700        3,651
     2.600% due 05/10/2004 (d)                                 600          591
     2.610% due 05/17/2004 (d)                               1,300        1,280
     7.625% due 06/15/2004                                   1,000        1,039
     6.850% due 06/17/2004                                   1,000        1,023
     4.060% due 07/21/2004 (d)                                 600          585
     7.430% due 12/01/2021                                     418          420
Heller Financial, Inc.
     6.500% due 07/22/2002                                   6,000        6,078
     2.070% due 04/28/2003 (d)                              20,000       20,115
Household Finance Corp.
     7.625% due 01/15/2003                                  10,849       11,176
     6.125% due 02/27/2003                                   1,500        1,525
     2.278% due 06/24/2003 (d)                               1,500        1,490
     2.251% due 05/28/2004 (d)                                 600          590
     7.125% due 09/01/2005                                      50           51
     7.200% due 07/15/2006                                     290          298
     6.125% due 07/15/2012                                  11,000       11,102
Industrial Bank of Korea
     8.375% due 09/30/2002                                   5,000        5,140
J.P. Morgan & Co.
     7.625% due 09/15/2004                                     100          107
KFW International Finance, Inc.
     5.375% due 05/10/2002                                  12,282       12,319
     6.125% due 07/08/2002                                  18,589       18,766
Korea Development Bank
     7.625% due 10/01/2002                                  21,200       21,755
     6.500% due 11/15/2002                                   6,698        6,827
     7.800% due 06/16/2003 (d)                               3,500        3,430
     6.625% due 11/21/2003                                  20,300       21,058
Lehman Brothers Holdings, Inc.
     2.865% due 05/07/2002 (d)                               5,000        5,002
     2.510% due 12/12/2002 (d)                               1,500        1,504
     2.263% due 04/04/2003 (d)                                 900          902
     2.275% due 07/06/2004 (d)                               1,500        1,496
     8.250% due 06/15/2007                                     100          110
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/2004                                   1,000        1,044
Merrill Lynch & Co.
     6.130% due 04/07/2003                                   7,770        8,002
     2.450% due 05/21/2004 (d)                              57,000       57,060
     6.550% due 08/01/2004                                     100          105
Metlife, Inc.
     5.250% due 12/01/2006                                  20,000       19,634
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                                  17,850       18,367
Middletown Trust
   11.750% due 07/15/2010                                      865          891
Midland Funding I
   10.330% due 07/23/2002                                      487          489
Morgan Stanley, Dean Witter & Co.
     2.187% due 03/11/2003 (d)                               5,000        5,006
     2.415% due 08/07/2003 (d)                                 100          100
Nacional Financiera
     3.765% due 05/08/2003 (d)                               2,000        2,007
     3.900% due 05/08/2003 (d)                               5,000        5,006
Pemex Finance Ltd.
     6.125% due 11/15/2003                                   8,867        8,991
Pemex Project Funding Master Trust
     1.000% due 01/07/2005 (d)                              46,000       46,151
Rothmans Holdings
     6.500% due 05/06/2003                                  14,000       14,343
Salomon Smith Barney Holdings, Inc.
     2.210% due 05/04/2004 (d)                              32,760       32,880
Salomon, Inc.
     7.300% due 05/15/2002                                  15,000       15,088
     7.500% due 02/01/2003                                   3,000        3,109
Sears Roebuck Acceptance Corp.
     6.900% due 08/01/2003                                      50           52
Shopping Center Associates
     6.750% due 01/15/2004                                  11,725       11,876
Spieker Properties, Inc.
     6.800% due 05/01/2004                                   2,000        2,067
Trinom Ltd.
     5.895% due 12/18/2004 (d)                               5,700        5,737
Wachovia Corp.
     8.125% due 06/24/2002                                     500          506
Wells Fargo & Co.
     6.625% due 07/15/2004                                   1,000        1,048
Wells Fargo Financial, Inc.
     5.450% due 05/03/2004                                   6,250        6,392
                                                                       --------
                                                                        813,815
                                                                       ========

 64 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Industrials 8.0%
Allied Waste Industries, Inc.
     7.375% due 01/01/2004                                $  5,000     $  4,950
Atlas Air, Inc.
     8.010% due 01/02/2010                                   8,651        7,766
Conoco Funding Co.
     5.450% due 10/15/2006                                  32,100       31,855
Conoco, Inc.
     5.900% due 04/15/2004                                   3,100        3,189
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                               2,000        2,014
DaimlerChrysler North America Holding Corp.
     2.760% due 12/16/2002 (d)                              13,900       13,903
     2.380% due 08/21/2003 (d)                                 900          888
     2.230% due 08/16/2004 (d)                               1,000          977
     6.900% due 09/01/2004                                   1,000        1,030
Eastman Chemical Co.
     6.375% due 01/15/2004                                     250          255
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                   3,000        2,914
Enron Corp.
     6.500% due 08/01/2002 (i)                              13,700        1,781
     6.750% due 09/01/2004 (i)                               1,545          201
     7.625% due 09/10/2004 (i)                               2,400          312
     8.375% due 05/23/2005 (i)                               7,355          956
     8.000% due 08/15/2005 (i)                               8,300        2,573
Federal-Mogul Corp.
     7.500% due 07/01/2004 (i)                              28,600        5,291
General Motors Corp.
     6.250% due 05/01/2005                                   7,000        6,998
General Motors Nova Scotia Finance
     6.850% due 10/15/2008                                  20,500       20,096
HCA, Inc.
     8.130% due 08/04/2003                                   5,000        5,243
     6.630% due 07/15/2045                                   7,000        7,060
IMEXA Export Trust
    10.125% due 05/31/2003                                   3,222        1,513
International Game Technology
     7.875% due 05/15/2004                                     500          518
International Paper Co.
     8.000% due 07/08/2003                                  10,000       10,475
Kroger Co.
     7.150% due 03/01/2003                                  13,500       13,911
Nabisco, Inc.
     6.700% due 06/15/2002                                  21,100       21,253
NWA Trust
    10.230% due 06/21/2014                                     602          604
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                              27,945       28,401
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                  15,955       16,187
Petroleos Mexicanos
     9.375% due 12/02/2008                                   5,500        6,078
Philip Morris Cos., Inc.
     7.250% due 01/15/2003                                   4,050        4,164
     8.250% due 10/15/2003                                   1,000        1,061
     6.950% due 06/01/2006                                  25,000       26,026
Phillips Petroleum Co.
     8.500% due 05/25/2005                                   2,000        2,191
Procter & Gamble Co.
     6.600% due 12/15/2004                                  12,500       13,195
Qwest Capital Funding, Inc.
     6.125% due 07/15/2002                                   5,250        5,145
     5.875% due 08/03/2004                                   6,000        5,156
Qwest Corp.
     5.650% due 11/01/2004                                   9,250        8,318
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                                   3,000        3,104
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004                                  10,500       11,039
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                               9,000        9,024
Starwood Hotels & Resorts
     6.750% due 11/15/2005                                   2,000        1,989
TCI Communications, Inc.
     2.710% due 03/11/2003 (d)                               3,000        3,007
Time Warner, Inc.
     7.975% due 08/15/2004                                   1,950        2,071
TTX Co.
     7.820% due 07/21/2003                                  61,000       63,907
Waste Management, Inc.
     6.500% due 05/15/2004                                  45,000       45,916
Weyerhaeuser Co.
     5.500% due 03/15/2005                                  34,200       34,091
     6.125% due 03/15/2007                                  24,500       24,361
                                                                       --------
                                                                        482,957
                                                                       ========
Utilities 7.4%
ALLETE, Inc.
   3.240% due 10/20/2003 (d)                                   100          100
Arizona Public Service Co.
         5.875% due 02/15/2004                               5,600        5,705
Arkansas Power & Light
   6.000% due 10/01/2003                                       450          451
AT&T Corp.
   5.625% due 03/15/2004                                    20,000       19,980
   6.500% due 11/15/2006                                     5,000        4,913
BellSouth Telecommunications, Inc.
   6.000% due 06/15/2002                                     3,000        3,017
British Telecom PLC
   3.295% due 12/15/2003 (d)                                 9,900       10,001
   7.625% due 12/15/2005                                    73,400       78,041
CenturyTel, Inc.
   7.750% due 10/15/2012                                    32,000       32,585
Cleveland Electric Illuminating Co.
   7.850% due 07/30/2002                                     3,500        3,557
   9.500% due 05/15/2005                                     9,000        9,022
CMS Energy Corp.
   8.125% due 05/15/2002                                     5,000        5,032
   8.375% due 07/01/2003                                     7,750        7,869
DTE Energy Co.
   7.110% due 11/15/2038 (d)                                21,000       21,199
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                                     3,308        3,312
   8.500% due 06/01/2003                                     4,000        4,168
Entergy Mississippi, Inc.
   7.750% due 02/15/2003                                    35,000       36,076
France Telecom
   3.396% due 07/16/2003 (d)                                12,200       12,207
   7.200% due 03/01/2006                                    29,300       29,777
   7.700% due 03/01/2006 (d)                                 5,700        5,793
Hydro-Quebec
   6.300% due 05/11/2011                                       100          101
Illinois Power Co.
   6.250% due 07/15/2002                                    10,000        9,975
   6.000% due 09/15/2003                                    12,500       12,336
Jersey Central Power & Light Co.
   7.125% due 10/01/2004                                       500          504
Kentucky Power Co.
   6.650% due 05/01/2003                                     1,000        1,003
MCI Communications Corp.
   6.125% due 04/15/2012                                     4,300        4,282
Niagara Mohawk Power Co.
   7.250% due 10/01/2002                                    16,634       16,954
Noram Energy Corp.
   6.375% due 11/01/2003                                     2,000        2,031
Ohio Edison Co.
   8.625% due 09/15/2003                                     5,000        5,277
Pacific Gas & Electric Co.
   7.575% due 10/31/2049 (d)(i)                             46,700       47,634
Sprint Capital Corp.
   2.370% due 06/10/2002 (d)                                   900          900
   9.500% due 04/01/2003                                     5,800        6,116
   5.875% due 05/01/2004                                     8,800        8,443
   6.000% due 01/15/2007                                    10,000        9,182
Texas Utilities Corp.
   6.500% due 08/16/2002                                     1,000        1,011
   9.700% due 02/28/2003                                     4,695        4,955
   6.750% due 03/01/2003                                       925          949
   6.750% due 04/01/2003                                     3,875        3,984
   6.875% due 08/01/2005                                     2,000        2,041

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 65

Low Duration Fund
March 31, 2002

                                                     Principal
                                                        Amount        Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Toledo Edison Co.
     8.180% due 07/30/2002                           $   2,500   $     2,540
United Illuminating Co.
     6.000% due 12/15/2003                              13,000        13,247
                                                                 -----------
                                                                     446,270
                                                                 -----------
Total Corporate Bonds & Notes                                      1,743,042
                                                                 ===========
(Cost $1,775,004)

   U.S. GOVERNMENT AGENCIES 0.7%

Fannie Mae
     7.125% due 09/19/2005                              25,000        25,570
     7.000% due 11/14/2005                              15,085        15,507
     6.000% due 12/15/2005                                 475           493
Federal Home Loan Bank
     6.750% due 05/01/2002                                 250           251
     6.110% due 07/08/2002                                 150           152
Freddie Mac
     7.000% due 02/15/2003                               1,240         1,284
Small Business Administration
     4.000% due 12/25/2012 (d)                             234           243
     3.500% due 02/25/2014 (d)                             444           451
                                                                 -----------
Total U.S. Government Agencies                                        43,951
                                                                 ===========
(Cost $43,471)

   U.S. TREASURY OBLIGATIONS 1.0%

Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                           6,524         6,635
     3.375% due 01/15/2007                              47,785        48,778
U.S. Treasury Notes
     6.250% due 08/31/2002                               1,943         1,977
     5.875% due 09/30/2002                                 816           831
     6.250% due 02/15/2003                                 600           619
     5.375% due 06/30/2003                                 950           978
     5.250% due 08/15/2003                               1,550         1,594
     7.250% due 08/15/2004                                 200           215
     5.875% due 11/15/2004                                 300           313
     5.875% due 11/15/2005                                 100           104
                                                                 -----------
Total U.S. Treasury Obligations                                       62,044
                                                                 ===========
(Cost $61,147)

   MORTGAGE-BACKED SECURITIES 44.0%

Collateralized Mortgage Obligations 14.1%
Amortizing Residential Collateral Trust
     2.110% due 09/25/2030 (d)                           8,943         8,940
Bear Stearns Adjustable Rate Mortgage Trust
     7.469% due 12/25/2030 (d)                           3,082         3,125
     7.490% due 12/25/2030 (d)                           4,564         4,615
     6.393% due 09/25/2031 (d)                          25,402        25,292
     6.295% due 01/25/2032 (d)                          26,087        26,080
     6.147% due 02/25/2032 (d)                          12,584        12,535
     6.195% due 02/25/2032 (d)                          21,175        21,084
CDC Depositor Trust I
     2.277% due 01/15/2003 (d)                             796           796
Cendant Mortgage Corp.
     6.500% due 01/18/2016                                 100           100
     6.750% due 04/25/2031                               5,475         5,505
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                  90            94
Chase Mortgage Finance Corp.
     6.500% due 06/25/2013                               2,490         2,539
     6.559% due 04/25/2025 (d)                              20            20
     6.750% due 06/25/2028                              11,250        11,386
     6.350% due 07/25/2029                               2,813         2,878
Citicorp Mortgage Securities, Inc.
     5.408% due 12/01/2019 (d)                             197           197
     6.750% due 05/25/2028                               6,266         6,289
CMC Securities Corp. IV
     7.250% due 10/25/2027                               6,143         6,344
     7.250% due 11/25/2027                               6,803         7,035
CNL Commercial Loan Trust
     2.490% due 10/20/2027 (d)                          57,801        57,801
Commercial Trust
     6.670% due 12/15/2003 (d)                           2,196         2,036
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                                 289           294
Countrywide Funding Corp.
     5.234% due 01/25/2035 (d)                             209           209
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                               7,082         7,136
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                  46            47
     7.500% due 02/25/2031                              37,779        38,820
     7.500% due 03/25/2031                              14,509        14,936
     2.500% due 03/25/2032 (d)                          66,400        66,400
     6.400% due 01/17/2035                                  93            96
Dime Savings
     6.487% due 11/01/2018 (d)                             434           432
DLJ Commercial Mortgage Corp.
     2.620% due 07/05/2008 (d)                             573           576
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                 482           540
     7.538% due 05/25/2024 (d)                             573           584
     2.350% due 06/25/2026 (d)                           5,348         5,365
     6.850% due 12/17/2027                                 159           163
Drexel Burnham Lambert Trust
     2.625% due 05/01/2016 (d)                              15            15
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2025                                  62            63
Fannie Mae
     8.950% due 05/25/2003                                   2             2
     9.000% due 07/25/2003                                  27            27
     9.400% due 07/25/2003                                   8             8
     6.875% due 06/25/2009                                 330           333
     7.000% due 09/25/2016                               3,507         3,540
     9.250% due 10/25/2018                                  42            46
     9.500% due 03/25/2020                               3,748         4,109
     9.500% due 05/25/2020                                 709           785
     9.000% due 03/25/2021                               2,054         2,262
     9.000% due 04/25/2021                                  70            77
     8.000% due 12/25/2021                               2,024         2,142
     3.037% due 04/25/2022 (d)                             119           119
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                              14,124        13,955
First Nationwide Trust
     7.750% due 10/25/2030                              19,537        20,143
Freddie Mac
     8.000% due 07/01/2006                                  23            24
     6.500% due 08/15/2006                                 172           173
     8.500% due 01/01/2007                                  40            42
     8.000% due 09/15/2007                                 178           179
     5.750% due 01/15/2008                               1,058         1,065
     9.500% due 07/01/2010                                  47            52
     6.500% due 08/15/2011                              10,818        11,137
     8.000% due 01/01/2012                                  74            78
    12.500% due 09/30/2013                                 363           397
    11.750% due 02/01/2014                                   1             1
    10.000% due 07/15/2019                                 149           157
    10.000% due 05/15/2020                                 107           114
     9.000% due 12/15/2020                               1,480         1,546
     9.500% due 01/15/2021                                 573           607
     8.000% due 04/15/2021                                 677           705
     9.000% due 05/15/2021                                 108           116
     9.500% due 09/01/2021                                  20            22
     8.000% due 04/01/2022                                 263           280
     8.000% due 11/01/2022                                 185           197
     8.500% due 08/01/2024                                  72            78
     8.500% due 11/01/2024                                 600           647
     6.250% due 04/15/2028                               4,631         4,749
     6.500% due 10/01/2028                                  49            49
     2.350% due 11/15/2030 (d)                             363           365
     4.989% due 08/15/2032 (d)                           3,935         3,811
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                  46            46
German American Capital Corp.
     7.000% due 08/12/2010                               6,800         7,073

66 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
Glendale Federal Savings & Loan
    11.000% due 03/01/2010                             $     12      $       13
     4.041% due 03/25/2030 (d)                              558             560
GMAC Commercial Mortgage Corp.
     2.300% due 02/20/2003 (d)                              870             870
     2.312% due 09/20/2005 (d)                              200             200
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                           11,194          11,190
Guardian Savings & Loan Association
     6.203% due 09/25/2018 (d)                                8               8
Home Savings of America
     4.753% due 05/25/2027 (d)                              835             822
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                               45,481          47,041
Imperial Savings Association
     8.851% due 07/25/2017 (d)                               25              25
     9.900% due 02/25/2018                                  225             226
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                   73              80
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                   88              91
Mellon Residential Funding Corp.
     6.400% due 06/25/2028                               16,661          17,042
     6.580% due 07/25/2029 (d)                           17,411          18,430
Morgan Stanley Capital I
     7.280% due 01/16/2006                                  163             171
     7.460% due 02/15/2020                               21,063          22,136
     6.993% due 08/15/2023                                   78              81
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                               17,188          17,679
Nationslink Funding Corp.
     6.297% due 11/10/2002                                5,000           5,135
     2.230% due 04/10/2007 (d)                            2,094           2,098
Norwest Asset Securities Corp.
     6.500% due 04/25/2028                                  859             875
     6.500% due 01/25/2029                                6,000           5,988
PNC Mortgage Securities Corp.
     6.750% due 05/25/2028                                  567             570
     6.300% due 06/25/2029                               19,210          19,609
     7.750% due 07/25/2030                                2,650           2,649
     7.470% due 05/25/2040 (d)                               82              84
Prudential Home Mortgage Securities
     7.500% due 09/25/2007                                  524             542
     7.000% due 01/25/2008                                7,943           7,954
     6.750% due 11/25/2008                                5,654           5,766
     7.000% due 08/25/2009                                3,564           3,612
Prudential-Bache Trust
     8.400% due 03/20/2021                                2,139           2,247
Resecuritization Mortgage Trust
     2.020% due 04/26/2021 (d)                            2,217           2,217
     6.500% due 04/19/2029                               17,966          18,440
Residential Accredit Loans, Inc.
     6.500% due 02/25/2029 (d)                           12,312          12,380
     7.000% due 07/25/2029                                  239             244
Residential Asset Securitization Trust
     6.500% due 09/25/2014                                  291             295
Residential Funding Mortgage Securities I
     6.500% due 04/25/2009                                    4               4
     7.500% due 08/25/2023                                   14              14
     7.500% due 12/25/2025                                  808             831
     7.000% due 10/25/2027                               10,000          10,346
     6.250% due 11/25/2028                                6,000           5,956
     7.500% due 11/25/2030                                  399             399
Resolution Trust Corp.
     4.868% due 05/25/2019 (d)                            1,087           1,087
     3.930% due 08/25/2019 (d)                            1,568           1,568
     9.715% due 10/25/2021                                  149             148
     8.625% due 10/25/2021                                6,177           6,171
     7.032% due 10/25/2021 (d)                               35              35
     6.900% due 02/25/2027                                2,086           2,133
     7.182% due 10/25/2028 (d)                              529             533
     5.990% due 10/25/2028 (d)                            1,198           1,217
     7.121% due 05/25/2029 (d)                            1,545           1,586
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                    9              10
Salomon Brothers Mortgage Securities VII
     6.990% due 12/25/2017 (d)                              990           1,005
     7.005% due 03/25/2024 (d)                              499             508
     7.382% due 10/25/2024 (d)                              110             111
     2.160% due 09/25/2029 (d)                              139             140
     7.600% due 12/25/2030                                2,110           2,145
Sears Mortgage Securities
    12.000% due 02/25/2014                                   40              40
     7.431% due 10/25/2022 (d)                            1,086           1,161
SLH Mortgage Trust
     9.600% due 03/25/2021                                  310             310
Structured Asset Mortgage Investments, Inc.
     6.914% due 06/25/2028 (d)                            3,222           3,263
     9.090% due 06/25/2029 (d)                            4,365           4,837
     6.566% due 06/25/2029 (d)                           23,027          22,708
     6.750% due 05/02/2030                                1,825           1,809
Structured Asset Securities Corp.
     6.750% due 07/25/2029                               10,311          10,516
     7.750% due 07/25/2030                                3,846           3,877
     2.300% due 05/25/2031 (d)                              999           1,003
     2.400% due 05/25/2031 (d)                           16,238          16,061
     6.250% due 01/25/2032                               17,363          18,232
TMA Mortgage Funding Trust
     2.230% due 01/25/2029 (d)                            5,737           5,737
Torrens Trust
     2.160% due 07/15/2031 (d)                            6,164           6,171
Union Planters Mortgage Finance Corp.
     6.600% due 01/25/2028                               13,000          13,272
     6.450% due 01/25/2028                                1,607           1,606
Wells Fargo Mortgage-Backed Securities Trust
     7.000% due 02/25/2016                               49,726          50,988
     6.125% due 07/25/2031                               10,000           9,957
                                                                     ----------
                                                                        856,490
                                                                     ==========
Fannie Mae 21.4%
     5.500% due 04/01/2009-04/16/2017 (d)(g)            291,620         284,375
     5.795% due 10/01/2030-11/01/2039 (d)(g)              9,435           9,567
     5.808% due 04/01/2018 (d)                            5,108           5,254
     5.995% due 12/01/2017-12/01/2023 (d)(g)                235             238
     6.000% due 05/01/2011-12/01/2031 (d)(g)            886,178         882,280
     6.190% due 06/01/2017 (d)                               59              60
     6.203% due 11/01/2018 (d)                               69              70
     6.246% due 07/25/2017 (d)                            1,636           1,573
     6.318% due 08/01/2029 (d)                           14,340          14,593
     6.440% due 08/01/2017 (d)                               30              30
     6.448% due 07/01/2018 (d)                               41              41
     6.498% due 01/01/2024 (d)                            1,032           1,078
     6.500% due 09/01/2005-07/01/2017 (d)(g)                633             647
     6.748% due 11/01/2017 (d)                              103             105
     6.793% due 11/01/2017 (d)                              223             226
     6.870% due 01/01/2021 (d)                              184             187
     7.000% due 12/01/2006-05/01/2012 (d)(g)                129             134
     7.265% due 02/01/2028 (d)                            2,176           2,246
     7.685% due 07/01/2017 (d)                              286             292
     7.815% due 04/01/2024 (d)                            1,087           1,127
     7.917% due 07/01/2023 (d)                              484             489
     8.000% due 03/01/2004-11/01/2031 (g)                78,984          82,979
     8.263% due 01/01/2024 (d)                               42              44
     8.290% due 10/01/2024 (d)                            1,704           1,742
     8.472% due 01/01/2024 (d)                               15              16
     8.500% due 03/01/2008-01/01/2026 (g)                 1,907           2,056
     9.000% due 01/01/2025                                    2               2
     9.500% due 07/01/2024-11/01/2025 (g)                 2,185           2,403
    10.000% due 02/01/2004-01/01/2025 (g)                   561             608
    10.500% due 06/01/2005-12/01/2024 (g)                    69              74
    11.000% due 11/01/2020                                   29              32
    11.250% due 10/01/2015                                   24              26
    11.500% due 12/01/2008-02/01/2020 (g)                    41              46
    11.750% due 02/01/2016                                   33              38
    12.000% due 01/01/2015-10/01/2015 (g)                     6               6
    13.000% due 07/01/2015                                    5               5
    13.250% due 09/01/2011                                   10              12
    15.500% due 10/01/2012                                    4               4
    15.750% due 12/01/2011                                   17              20
    16.000% due 09/01/2012-12/01/2012 (g)                     8               9
                                                                     ----------
                                                                      1,294,734
                                                                     ==========

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 67

Low Duration Fund
March 31, 2002

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Federal Housing Administration 0.9%
     6.950% due 04/01/2014                            $   1,931      $    1,864
     7.000% due 08/01/2022                                2,887           2,902
     7.400% due 02/01/2019                                   62              61
     7.421% due 11/01/2019                                  359             361
     7.430% due10/01/2019-11/01/2025                     45,245          45,459
                                                                     ----------
                                                                         50,647
                                                                     ==========
Freddie Mac 0.4%
     5.625% due 01/01/2017 (d)                               24              24
     6.000% due 09/01/2006-03/01/2011 (g)                 6,203           6,283
     6.333% due 11/01/2022 (d)                            1,130           1,159
     6.365% due 11/01/2023 (d)                              291             299
     6.375% due 03/01/2017 (d)                              139             139
     6.379% due 10/01/2023 (d)                              605             621
     6.463% due 01/01/2024 (d)                              952             980
     6.505% due 09/01/2023 (d)                              137             141
     6.528% due 07/01/2018 (d)                              194             197
     6.533% due 12/01/2022 (d)                              353             360
     6.610% due 01/01/2024 (d)                              414             426
     6.738% due 06/01/2024 (d)                              392             403
     6.875% due 10/01/2027 (d)                              609             623
     6.914% due 02/01/2020 (d)                            1,500           1,523
     7.500% due 09/01/2006                                   33              35
     8.000% due 03/01/2007-12/01/2024 (g)                 2,336           2,481
     8.170% due 03/01/2024 (d)                               37              39
     8.250% due 10/01/2007-01/01/2009 (g)                    54              56
     8.500% due 10/01/2002-11/01/2025 (g)                 6,513           7,019
     8.750% due 04/01/2002                                    1               1
     9.000% due 05/01/2002-08/01/2022 (g)                 1,795           1,975
     9.500% due 12/01/2004-02/01/2025 (g)                   189             205
     9.750% due 08/01/2002-11/01/2008 (g)                   375             405
    10.000% due 04/01/2015-10/01/2019 (g)                    63              71
    10.500% due 10/01/2010-02/01/2016 (g)                    16              17
    10.750% due 09/01/2009-08/01/2011 (g)                   209             232
    11.500% due 10/01/2015-01/01/2016 (g)                    38              42
    11.750% due 11/01/2010-08/01/2015 (g)                     9              10
    12.000% due 09/01/2013                                    1               2
    14.000% due 09/01/2012-04/01/2016 (g)                     9               9
    14.500% due 12/01/2010                                    2               2
    15.000% due 08/01/2011-12/01/2011 (g)                     3               3
                                                                     ----------
                                                                         25,782
                                                                     ==========
Government National Mortgage Association 7.1%
     2.450% due 12/16/2025 (d)                            1,871           1,872
     5.000% due 01/20/2032-02/20/2032 (d)(g)             68,197          68,923
     5.500% due 05/20/2030 (d)                              229             232
     6.000% due 07/20/2030 (d)                              284             289
     6.375% due 04/20/2016-06/20/2027 (d)(g)             25,438          26,017
     6.500% due 05/15/2023-10/15/2023 (g)                   435             437
     6.625% due 10/20/2023-11/20/2026 (d)(g)             24,830          25,506
     6.630% due 12/20/2027 (d)                            3,370           3,454
     6.750% due 08/20/2022-07/20/2027 (d)                35,804          36,693
     7.000% due 03/15/2011-11/15/2031 (g)                40,928          41,824
     7.375% due 03/20/2019 (d)                              122             125
     7.500% due 03/15/2022-09/15/2031 (g)                27,458          28,640
     7.750% due 08/20/2024-09/20/2026 (d)                   445             456
     8.000% due 11/15/2006-04/18/2032 (g)               172,693         181,667
     8.500% due 12/15/2021-02/15/2031 (g)                   424             457
     9.000% due 06/20/2016-12/15/2030 (g)                13,984          14,976
     9.500% due 10/15/2016-06/15/2025 (g)                    64              70
     9.750% due 07/15/2017-10/15/2017 (g)                   312             342
   10.000% due 10/15/2013-11/15/2025 (g)                     51              57
   10.500% due 11/15/2019-02/15/2021 (g)                     12              14
   11.000% due 09/15/2010                                     4               4
   11.500% due 08/15/2018                                    25              29
   11.750% due 08/15/2013-08/15/2015 (g)                     37              42
   12.000% due 06/20/2015                                     6               7
   13.000% due 10/15/2013                                     5               6
   13.500% due 05/15/2011-11/15/2012 (g)                     19              22
   16.000% due 12/15/2011-02/15/2012 (g)                     20              24
                                                                      ---------
                                                                        432,185
                                                                      =========
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (PO)
        6.000% due 02/25/2008                               403               6
      256.000% due 11/01/2008                                13              55
        6.500% due 03/25/2009                             2,263             228
        0.950% due 03/25/2009 (d)                         8,777             178
        6.500% due 05/25/2019                             3,288              98
        6.500% due 04/25/2020                             1,730              48
        7.000% due 05/25/2021                             1,292              47
      859.771% due 02/25/2022                                 9             103
        6.500% due 03/25/2023                             1,612             200
        6.600% due 03/25/2024 (d)                         3,015             168
Fannie Mae (PO)
        0.000% due 09/25/2022                                12              12
Freddie Mac (IO)
        6.000% due 10/15/2007                                41               0
        6.000% due 02/15/2008                               168               2
        6.500% due 05/15/2019                               947              15
        6.500% due 06/15/2019                               534              10
     1049.625% due 04/15/2021                                 4              17
        6.500% due 04/15/2022                             1,263             125
        7.000% due 05/15/2023                               180              21
        4.000% due 01/15/2024                            20,919           3,909
Prudential Home Mortgage Securities (IO)
        0.267% due 04/25/2009 (d)                        30,184              93

                                                                          5,335
                                                                     ----------
Total Mortgage-Backed Securities                                      2,665,173
                                                                     ==========
(Cost $2,661,511)

   ASSET-BACKED SECURITIES 2.6%

Advanta Mortgage Loan Trust
        7.760% due 05/25/2018                            22,700          23,680
Ameriquest Mortgage Securities, Inc.
        2.220% due 06/15/2030 (d)                           171             171
        2.200% due 07/15/2030 (d)                           343             344
Amresco Residential Securities Mortgage Loan
Trust
        2.040% due 07/25/2027 (d)                            85              85
Bombardier Capital Mortgage
        6.605% due 09/15/2010                             2,472           2,491
Capital Asset Research Funding LP
        6.400% due 12/15/2004                                42              42
Champion Home Equity Loan Trust
        7.615% due 05/25/2028 (d)                         2,276           2,336
CIT Marine Trust
        5.800% due 04/15/2010                               119             122
Community Program Loan Trust
        4.500% due 10/01/2018                            14,034          13,142
Compucredit Credit Card Master Trust
        2.120% due 03/15/2007 (d)                        32,000          32,015
Contimortgage Home Equity Loan Trust
        6.770% due 01/25/2018                                54              54
CS First Boston Mortgage Securities Corp.
        2.160% due 12/15/2030 (d)                           474             474
Embarcadero Aircraft Securitization Trust
        2.327% due 08/15/2025 (d)                         4,900           4,410
EQCC Home Equity Loan Trust
        2.060% due 10/15/2027 (d)                           172             172
Equity One ABS, Inc.
        7.325% due 03/25/2014                             9,400           9,573
GF Funding Corp.
        6.890% due 01/20/2006                             8,444           8,444
Green Tree Financial Corp.
        6.550% due 02/15/2027                             3,656           3,740
        7.400% due 06/15/2027                            12,057          12,604
Green Tree Floorplan Receivables Master
Trust
        2.187% due 11/15/2004 (d)                         1,000           1,001
Green Tree Home Improvement Loan Trust
        2.070% due 08/15/2029 (d)                           342             342
IMC Home Equity Loan Trust
        2.116% due 10/20/2027 (d)                         2,029           2,031
Irwin Home Equity Loan Trust
        7.460% due 09/25/2014                            13,872          14,148
        2.135% due 06/25/2021 (d)                           131             131

 68 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Marriott Vacation Club Owner Trust
        2.200% due 09/20/2017 (d)                  $      6,207       $   6,166
Merit Securities Corp.
        7.040% due 12/28/2033                             2,926           2,929
New York City Tax Lien
        6.350% due 07/10/2007                             2,432           2,271
Oakwood Mortgage Investors, Inc.
        6.950% due 08/15/2027                               113             113
Ocwen Mortgage Loan Trust
        2.122% due 10/25/2029 (d)                           185             185
Option One Mortgage Loan Trust
        2.140% due 09/25/2030 (d)                         2,946           2,949
Pacificamerica Home Equity Loan
        2.120% due 04/25/2028 (d)                           107             107
Providian Gateway Master Trust
        2.180% due 03/16/2009 (d)                         8,000           7,830
Residential Asset Securities Corp.
        2.450% due 10/25/2027 (d)                         1,520           1,521
SallieMae
        5.141% due 07/25/2004 (d)                             5               5
        2.432% due 04/25/2006 (d)                         3,216           3,221
Saxon Asset Securities Trust
        7.205% due 01/25/2019                               238             243
        2.080% due 05/25/2029 (d)                           234             233
                                                                      ---------
Total Asset-Backed Securities                                           159,325
                                                                      =========
(Cost $157,767)

   SOVEREIGN ISSUES 1.4%

Republic of Brazil
        5.437% due 04/15/2006 (d)                        54,936          50,887
        3.250% due 04/15/2009 (d)                         2,471           2,119
       11.000% due 01/11/2012                             3,000           2,798
Republic of Panama
        8.250% due 04/22/2008                             5,500           5,528
United Mexican States
        5.625% due 04/07/2004 (d)                        21,530          22,351
                                                                      ---------
Total Sovereign Issues                                                   83,683
                                                                      =========
(Cost $81,550)

   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.3%

Korea Development Bank
        2.700% due 08/16/2002                      JY 2,000,000          15,170
United Mexican States
        8.750% due 05/30/2002                      BP     3,000           4,292
                                                                      ---------
Total Foreign Currency-Denominated Issues                                19,462
                                                                      =========
(Cost $24,206)

   PURCHASED CALL OPTIONS 0.1%

Japanese Yen vs. U.S. Dollar (OTC)
        Strike @ 141.500 Exp. 06/05/2002           JY 5,615,000           2,861
                                                                      ---------
Total Purchased Call Options                                              2,861
                                                                      =========
(Cost $2,892)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
        Strike @ 95.750 Exp. 06/17/2002             $ 4,682,000              29
        Strike @ 92.750 Exp. 06/17/2002               2,490,000              31
PNC Mortgage Securities (OTC)
        7.490% due 05/25/2040
        Strike @ 100.000 Exp. 04/01/2005                    300               0
                                                                      ---------
Total Purchased Put Options                                                  60
                                                                      =========
(Cost $165)

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.1%

Home Ownership Funding

     13.331% due 12/31/2049                               3,000       $   2,157
Rhone-Poulenc SA
        8.125% due 12/31/2049                            13,000             330
TCI Communications, Inc.
        9.720% due 12/31/2036                           224,700           5,622
                                                                      ---------
Total Preferred Stock                                                     8,109
                                                                      =========
(Cost $9,389)

   SHORT-TERM INSTRUMENTS 26.2%

                                                      Principal
                                                         Amount
                                                         (000s)
--------------------------------------------------------------------------------
Commercial Paper 26.0%
Abbey National North America
        1.920% due 04/01/2002                       $    55,900          55,900
CBA (de) Finance
        1.850% due 04/01/2002                            34,300          34,300
CDC
        1.830% due 04/01/2002                            40,000          40,000
Fannie Mae
        1.750% due 05/08/2002 (b)                           350             349
        1.815% due 07/03/2002                            88,000          87,553
        1.870% due 08/14/2002                            25,000          24,802
        1.865% due 08/21/2002                            11,700          11,603
        1.900% due 08/21/2002                            66,400          65,847
        1.900% due 08/28/2002                            43,600          43,215
        1.880% due 08/28/2002                            32,000          31,717
        1.910% due 09/04/2002                            40,600          40,221
Federal Home Loan Bank
        1.745% due 05/08/2002 (b)                         7,480           7,467
Freddie Mac
        1.800% due 05/07/2002 (b)                         2,200           2,196
        1.800% due 05/14/2002 (b)                         2,400           2,395
        1.865% due 08/09/2002                            62,536          62,069
        2.085% due 09/12/2002                            75,000          74,255
Gillette Co.
        1.820% due 04/01/2002                           175,000         175,000
Goldman Sachs Group LP
        1.850% due 04/01/2002                            90,500          90,500
        1.860% due 04/03/2002                           154,400         154,384
Nestle Capital Corp.
        1.830% due 04/02/2002                            34,700          34,698
PB Finance (Delaware), Inc.
        1.850% due 04/24/2002                            50,000          49,941
        1.840% due 04/29/2002                            27,700          27,659
        1.870% due 05/06/2002                             1,900           1,897
President & Fellows Harvard Co.
        1.800% due 04/01/2002                            59,400          59,400
Sprint Capital Corp.
        3.450% due 05/07/2002                            97,700          97,363
Swedish National Housing Finance
        1.900% due 06/03/2002                             1,000             997
TotalFinaElf SA
        1.870% due 04/02/2002                            51,500          51,497
UBS Finance, Inc.
        1.850% due 04/01/2002                           111,000         111,000
        1.920% due 08/22/2002                            89,700          88,947
USAA Capital Corp.
        1.840% due 04/01/2002                            45,000          45,000
                                                                     ----------
                                                                      1,572,172
                                                                     ==========
Repurchase Agreement 0.1%
State Street Bank
        1.550% due 04/01/2002                             6,000           6,000
                                                                     ----------
        (Dated 03/28/2002. Collateralized by U.S.
        Treasury Bonds 8.500% due 02/15/2020
        valued at $6,120. Repurchase proceeds are $6,001.)

U.S. Treasury Bills 0.1%
        1.729% due 05/02/2002 (b)                         8,560           8,487
                                                                     ----------
Total Short-Term Instruments                                          1,586,659
                                                                     ==========
(Cost $1,587,049)

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 69

Low Duration Fund
March 31, 2002

                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------

Total Investments (a) 105.2%                                        $ 6,374,369
(Cost $6,404,151)

Written Options (c) (0.6%)                                              (33,686)
(Premiums $25,640)

Other Assets and Liabilities (Net) (4.6%)                              (280,650)
                                                                    -----------

Net Assets 100.0%                                                   $ 6,060,033
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $6,407,412 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    51,279

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (84,322)
                                                                    -----------

Unrealized depreciation-net                                         $   (33,043)
                                                                    ===========

(b) Securities with an aggregate market value of $29,426 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                        1,085      $     204
Eurodollar June Futures (06/2002)                             15             82
Eurodollar September Futures (09/2002)                       126           (107)
Eurodollar March Futures (03/2003)                            20             40
                                                                      ----------
                                                                      $     219
                                                                      ==========

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts   Premium       Value
--------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
   Strike @ 141.500 Exp. 06/05/2002          9,794,253,000   $  4,939   $  4,990

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.935 Exp. 06/05/2002              160,130,000      9,803     10,404

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.930 Exp. 05/08/2002               23,480,000      1,488      1,385

Put - CME Eurodollar June Futures
   Strike @ 95.500 Exp. 06/17/2002                     856        623          5

Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                      14         10          0

Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp. 09/16/2002                   1,197        732      1,825

Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002                     486        266        371

Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002                   7,023      4,073      6,672

Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002                   4,944      3,706      8,034
                                                             -------------------
                                                             $ 25,640   $ 33,686
                                                             ===================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount                              Unrealized
                              Covered by        Settlement         Appreciation/
Type        Currency            Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              BP               3,522           05/2002             $     (3)
Buy               EC             177,030           04/2002               (1,689)
Sell                              32,257           04/2002                  (65)
Sell                              22,360           05/2002                  (52)
Sell                             148,948           06/2002                  956
Buy               JY          27,554,119           04/2002               (1,371)
Sell                          34,175,093           04/2002                3,323
Buy                            8,953,012           06/2002                   86
Sell                           5,288,679           06/2002                   (2)
                                                                       ---------
                                                                       $  1,183
                                                                       =========

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          EC - Euro
          JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                   JY  3,285,600      $   (1,066)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                    $    339,700          (5,869)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                          18,500            (319)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                          54,800             (79)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                         324,600          (6,260)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                           1,800              21


70 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                          $  20,000    $     (93)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                             43,000          (20)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                              5,000          (45)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021..

Broker: Goldman Sachs
Exp. 06/15/2004                                             50,000         (335)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                             30,000         (147)
                                                                      ----------
                                                                      $ (14,212)
                                                                      ==========

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                       Coupon
Type                      (%)      Maturity         Par       Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note      5.250    08/15/2003     106,450   $ 109,498    $ 109,303
U.S. Treasury Note      5.875    11/15/2004     139,980     146,148      147,077
U.S. Treasury Note      5.750    11/15/2005      22,400      23,288       23,447
U.S. Treasury Note      4.625    05/15/2006      18,600      18,534       18,572
                                                          ----------------------
                                                          $ 297,468    $ 298,399
                                                          ======================

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 71

Schedule of Investments
Municipal Bond Fund
March 31, 2002

                                                              Principal
                                                                 Amount    Value
                                                                 (000s)   (000s)
--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 107.3%

Alaska 0.3%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 2001 1.350% due 12/01/2029 (d)            $   500  $   500
                                                                         -------

Arizona 1.5%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                               650      661

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                                 1,210    1,266

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004                                               880      948
                                                                         -------
                                                                           2,875
                                                                         =======
California 8.6%
Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998 5.000% due 09/02/2006                    360      364

Capistrano, California Unified School District Special
Tax Bonds, Series 1999 5.000% due 09/01/2008                        350      353

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2026                                             1,565    1,048
5.875% due 01/15/2027                                             1,500      998

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                             1,000      260

Grant, California Unified High School District Certificates of
Participation Revenue Bonds, (FSA Insured), Series 2001
1.700% due 09/01/2025 (d)                                         1,000    1,000

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                               150      154
4.900% due 09/02/2005                                               310      318
5.000% due 09/02/2006                                               150      154

Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006                                               350      364

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                             1,000    1,089

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 07/01/2027                                             4,000    3,895

Oceanside, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032                                             2,095    2,066

Orange County, California Improvement Bonds,
Series 1998-A 4.900% due 09/02/2005                                 245      251

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998-A
4.900% due 09/02/2003                                               150      155
5.000% due 09/02/2004                                               150      157

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                                   170      173

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                               345      350

Sacramento, California Financing Authority Revenue
Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032                                             1,000      949

Sacramento, California Refunding Bonds, Series 1998
5.000% due 09/02/2004                                               350      355
4.900% due 09/02/2005                                               295      299

San Juan, California M.S.R. Public Power Project
Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012                                             1,000    1,040

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A 7.300% due 10/01/2007                  350      359
                                                                         -------
                                                                          16,151
                                                                         =======
Colorado 3.5%
Colorado Educational and Cultural Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.450% due 03/01/2031 (d)                                         1,200    1,200

Colorado Health Facilities Authority Revenue Bonds,
(KBC Bank NV Insured), Series 2000
1.550% due 03/01/2025 (d)                                         1,000    1,000

Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                               795      819

MNBV Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-B3 6.700% due 10/01/2016                                240      260

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                                250      279

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                                   500      506

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                               1,390    1,371

Meridian Metro District of Colorado General Obligation
Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009                                             1,075    1,034
                                                                         -------
                                                                           6,469
                                                                         =======
Connecticut 8.9%
Connecticut State General Obligation Bonds, Series 2001
7.010% due 12/15/2012 (d)                                         5,000    5,863

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (Fleet National Bank Insured), Series 1997
1.200% due 07/01/2029 (d)                                         2,000    2,000

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, (MBIA Insured), Series 2001
1.350% due 07/01/2030 (d)                                         4,100    4,100

Connecticut State Health & Educational Facilities Authority
Revenue Bonds, Series 2001
1.000% due 07/01/2036 (d)                                           700      700

Connecticut State Health and Educational Facilities Revenue
Bonds, (Fleet National Bank Insured), Series 2002
1.350% due 07/01/2032 (d)                                         4,000    4,000
                                                                         -------
                                                                          16,663
                                                                         =======
Florida 1.2%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                               105      107


72 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                              Principal
                                                                 Amount    Value
                                                                  (000s   (000s)
--------------------------------------------------------------------------------
Orange County, Florida Health Facilities Authority Revenue
Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                           $   290  $   328

Orange County, Florida School Board Certificates of
Participation Bonds, (AMBAC Insured), Series 2000
1.350% due 08/01/2025 (d)                                         1,400    1,400

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 3.973% due 10/01/2015 (d)                             500      501
                                                                         -------
                                                                           2,336
                                                                         =======
Georgia 8.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FSA Insured), Series 2002 1.350% due 11/01/2041 (d)             11,900   11,900

Dahlonega, Georgia Downtown Development Student
Housing Authority Revenue Bonds, (First Union National
Bank Insured), Series 2001 1.550% due 06/01/2028 (d)              2,700    2,700

Georgia Municipal Electric Authority Revenue Bonds,
(FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012                                             1,255    1,355

Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                               200      224
                                                                         -------
                                                                          16,179
                                                                         =======
Hawaii 1.3%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                             1,415    1,417

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC Insured), Series 1993 5.450% due 09/11/2008             1,000    1,067
                                                                         -------
                                                                           2,484
                                                                         =======
Illinois 2.9%
Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                             1,000      343

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001 5.530% due 01/01/2020                 1,290      785

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996 5.750% due 05/01/2013                1,135    1,179

Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 9.470% due 07/01/2012 (d)                             2,000    2,186

Palatine Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998 5.250% due 01/01/2017                1,000    1,027
                                                                         -------
                                                                           5,520
                                                                         =======
Indiana 5.3%
Brownsburg, Indiana 1999 School Building Corp. General
Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023                                             1,395    1,390

Danville, Indiana Multi-School Building General Obligation
Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008                                               485      475
4.750% due 07/15/2009                                               200      204
5.000% due 07/15/2010                                               180      186
4.250% due 07/15/2011                                               290      281
4.400% due 01/15/2012                                               170      165
4.500% due 01/15/2013                                               190      185
4.650% due 01/15/2014                                               210      205
4.750% due 01/15/2015                                               235      228
4.850% due 01/15/2016                                               295      286

East Washington, Indiana Multi-School Building Corp.
Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028                                             2,560    2,530

Hamilton Southeastern Indiana Construction School
Building Revenue Bonds, (FSA State Aid Withholding
Insured), Series 2001 5.000% due 07/15/2010                         760      784

Indianapolis, Indiana Local Public Improvement Bonds
Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                             1,000    1,165

La Porte Indiana Multi School Building Revenue Bonds,
(MBIA Insured), Series 2001 5.250% due 01/15/2013                 1,000    1,043

South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000
5.100% due 02/01/2011                                               405      410
5.200% due 02/01/2012                                               230      233
5.500% due 02/01/2015                                               180      183
                                                                         -------
                                                                           9,953
                                                                         =======
Kentucky 3.0%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
9.320% due 06/06/2012 (d)                                         5,000    5,624
                                                                         -------
Louisiana 4.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                                   250      264


Louisiana State General Obligation Bonds, (FGIC Insured),
Series 2002
5.000% due 04/01/2018                                             5,000    4,911
5.000% due 04/01/2019                                               700      684

Louisiana Tobacco Settlement Financing Corporation
Revenue Bonds, Series 2001 5.780% due 05/15/2039 (d)              3,215    2,798
                                                                         -------
                                                                           8,657
                                                                         =======
Massachusetts 3.5%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993 5.950% due 10/01/2008                1,500    1,558

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                               400      386

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                               210      208
4.800% due 11/01/2008                                                90       89

Massachusetts State General Obligation Ltd. Bonds,
(MBIA-IBC Insured), Series 1993 5.500% due 02/01/2011             1,000    1,043

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, (MBIA-State Street Bank &
Trust Insured), Series 1985 1.350% due 01/01/2035 (d)             2,600    2,600

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                               500      526

Massachusetts State Health Facilities Authority Revenue
Bonds, Series 1993 5.500% due 10/01/2002                            140      140
                                                                         -------
                                                                           6,550
                                                                         =======
Michigan 4.1%
Detroit, Michigan City School District General Obligation
Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031                                               750      718

Michigan Public Power Agency Revenue Bonds,
(AMBAC Insured), Series 2001
5.250% due 01/01/2015                                             1,000    1,021

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 73

Municipal Bond Fund
March 31, 2002

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Michigan State Environmental Protection
Program General Obligation Bonds, Series 1992
6.250% due 11/01/2012                                $  1,100          $  1,241

Michigan State Strategic Fund Ltd.
Obligation Revenue Bonds, Series 2001
5.450% due 09/01/2029                                   2,000             1,898

Mount Clemens, Michigan Community School
District General Obligation Bonds,
(Q-SBLF Insured), Series 2001 5.000% due
05/01/2031                                              3,000             2,811
                                                                       --------
                                                                          7,689
                                                                       ========
Minnesota 0.5%
New Richland, Minnesota Revenue Bonds, Series
1998 4.500% due 08/01/2004                              1,000             1,022
                                                                       --------
Missouri 2.1%
Missouri State Health & Educational Facilities
Authority Revenue Bonds, (JP Morgan/Chase & Co.
Insured), Series 2000 1.400% due 03/01/2040 (d)         3,000             3,000

Missouri State Housing Development Community Revenue
Bonds, (FHA Insured), Series 2001 5.250% due
12/01/2016                                              1,000             1,005
                                                                       --------
                                                                          4,005
                                                                       ========
Nevada 0.6%
Nevada State General Obligation Bonds, (FGIC
Insured), Series 2001 8.020% due 05/15/2028 (d)           500               440

Nevada State General Obligation Ltd. Bonds, Series
2002 4.900% due 11/01/2016                                790               779
                                                                       --------
                                                                          1,219
                                                                       ========
New Hampshire 1.6%
New Hampshire Health & Educational Facilities
Authority Revenue Bonds, (AMBAC Insured), Series
2002 5.125% due 07/01/2016                              2,980             2,966
                                                                       --------
New Jersey 13.4%
New Jersey Economic Development Authority Revenue
Bonds, (GTY AGMT Insured), Series 1998 6.000% due
11/01/2028                                              5,000             4,839

New Jersey Economic Development Authority Revenue Bonds,
Series 1998
5.600% due 01/01/2012                                   1,000               941
6.375% due 04/01/2018                                   1,500             1,669
6.500% due 04/01/2018                                     250               270
6.375% due 04/01/2031                                  10,000            11,129
6.500% due 04/01/2031                                   2,115             2,287
0.000% due 04/01/2013                                   1,595               863

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                3,500             3,273
                                                                       --------
                                                                         25,271
                                                                       ========
New Mexico 0.2%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A 5.250% due
05/15/2007                                                315               300
                                                                       --------

New York 2.3%
Long Island, New York Electric Power Authority
Revenue Bonds, (FSA Insured), Series 2000 8.220%
due 12/01/2022 (d)                                        625               601

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999 5.250% due 07/15/2011        1,000             1,014

New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000 5.850% due 07/01/2010        1,000             1,034

Schenectady, New York Industrial Development Agency
Civic Facility Revenue Bonds, Series 2001 5.500%
due 07/01/2016                                          1,640             1,737
                                                                       --------
                                                                          4,386
                                                                       ========
Ohio 5.5%
Franklin County, Ohio Hospital Revenue Bonds,
Series 1996 1.400% due 12/01/2021 (d)                   6,370             6,370

Lucas County, Ohio Health Care Facility Revenue
Bonds, (Keybank Insured), Series 2000 1.500%
due 08/15/2030 (d)                                      1,000             1,000

Trumbull County, Ohio Health Care Facility
Revenue Bonds, (RADIAN-Fleet National Bank
Insured), Series 2001 1.350% due 10/01/2031 (d)         3,000             3,000
                                                                       --------
                                                                         10,370
                                                                       ========
Oklahoma 0.5%
Oklahoma Housing Finance Agency Single Family
Revenue Bonds, Series 2001 0.000% due 09/01/2032        6,710               896
                                                                       --------
Pennsylvania 1.6%
Delaware County, Pennsylvania Hospital Revenue
Bonds, Series 1998 4.900% due 12/01/2008                  100                96

Delaware County, Pennsylvania Industrial
Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008                                     725               774

Pennsylvania Convention Center Authority Revenue
Bonds, (MBIA-IBC Insured), Series 1994-A 6.750%
due 09/01/2019                                          2,000             2,195
                                                                       --------
                                                                          3,065
                                                                       ========
Puerto Rico 0.5%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2010                  750               796
6.000% due 07/01/2026                                     150               155
                                                                       --------
                                                                            951
                                                                       ========
South Carolina 1.5%
Medical University South Carolina Hospital
Facilities Revenue Bonds, Series 1999 5.700% due
07/01/2012                                              1,000             1,012

South Carolina State Public Service Authority
Revenue Bonds, Series 1993 9.138% due
06/28/2013 (d)                                          1,700             1,804
                                                                       --------
                                                                          2,816
                                                                       ========
South Dakota 0.1%
South Dakota Housing Development Authority,
(FHA/VA Insured) 5.050% due 05/01/2010                    225               229
                                                                       --------
Tennessee 2.0%
Knox County, Tennessee Health Educational &
Housing Facilities Board Revenue Bonds, Series
2002 6.375% due 04/15/2022                              1,000               987

Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998 4.450% due 08/01/2007                1,000               999

Sullivan County, Tennessee Health Educational &
Housing Facilities Board Revenue Bonds, Series
2002 6.250% due 09/01/2022                              1,000               980

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                     750               790
                                                                       --------
                                                                          3,756
                                                                       ========
Texas 12.3%
Bexar County, Texas Housing Finance Corporate
Multi-Family Revenue Bonds, (FNMA Insured),
Series 2001 4.875% due 06/15/2011                         900               895

Bexar, Texas Metro Water District Waterworks
System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                   2,190               317

Brazos River Authority Texas Revenue Bonds, (MBIA
Insured), Series 1998 4.900% due 10/01/2015             1,500             1,497

 74 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.946% due 05/01/2029 (d)                            $   1,000       $     977

Del Rio Texas Waterworks & Sewer System Revenue
Bonds, (MBIA Insured), Series 1993 5.500% due
06/01/2015                                               2,400           2,463

Duncanville, Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured)
5.250% due 02/15/2032                                    2,000           1,928

Harris County, Texas General Obligation Bonds,
Series 1997 5.100% due 08/15/2015                          250             252

Harris County, Texas Health Facilities
Development Hospital Revenue Bonds, (Morgan
Guaranty Trust Insured), Series 1994 1.500% due
12/01/2025 (d)                                             500             500

Houston, Texas Airport System Revenue Bonds,
Series 2001 6.750% due 07/01/2029                        1,000             877

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001 5.500% due 12/01/2017         1,000           1,027

Katy, Texas Independent School District General
Obligation Ltd. Bonds, (PSF-GTD Insured), Series
1998 4.750% due 02/15/2024                               1,500           1,344

Lamar, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                    1,750           1,634

Midlothian, Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series
1999 0.000% due 02/15/2018                               1,000             388

North Texas State University Revenue Bonds, (FSA
Insured), Series 1999 5.375% due 04/15/2014                250             258

Pasadena, Texas General Obligation Bonds, (FGIC
Insured), Series 2002 5.125% due 04/01/2024              1,750           1,672

Red River, Texas Educational Finance Revenue
Bonds, Series 2000 5.750% due 05/15/2017                   750             784

Rio Grande City, Texas Construction Independent
School District General Obligation Bonds, (PSF-GTD
Insured), Series 2000 5.875% due 08/15/2018              1,825           1,934

Sabine River, Texas Pollution Control Authority
Revenue Bonds, Series 2001 5.500% due 05/01/2022         1,000           1,002

Texas State Affordable Multi-Family Housing
Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012                                    3,335           3,325
                                                                     ---------
                                                                        23,074
                                                                     =========
Virginia 0.5%
Virginia State Housing Development Authority
Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031                                    1,000             993
                                                                     ---------
Washington State 2.8%
University of Washington Revenue Bonds, (AMBAC
Insured), Series 2002
5.125% due 12/01/2017                                    2,715           2,696
5.250% due 12/01/2023                                    2,595           2,536
                                                                     ---------
                                                                         5,232
                                                                     =========
West Virginia 0.7%
West Virginia State Parkways Economic Development
& Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 9.928% due 05/16/2019 (d)                    1,200           1,275
                                                                     ---------
Wisconsin 1.3%
Hudson, Wisconsin School District General Obligation
Bonds, (FGIC Insured), Series 2002
5.000%   due 10/01/2017                                  1,420           1,395
5.000%   due 10/01/2019                                  1,040           1,009
                                                                     ---------
                                                                         2,404
                                                                     ---------
Total Municipal Bonds & Notes                                          201,880
                                                                     =========
(Cost $200,635)

   U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)(e)                          279             285
U.S. Treasury Notes
     3.500% due 11/15/2006 (c)                          16,500          15,611
                                                                     ---------
Total U.S. Treasury Obligations                                         15,896
                                                                     =========
(Cost $16,131)

   SHORT-TERM INSTRUMENTS 2.6%

Commercial Paper 2.6%
SSgA Tax Free Money Market
     1.170% due 04/01/2002                               4,928           4,928
                                                                     ---------
U.S. Treasury Bills 0.0%
     1.700% due 05/02/2002 (b)                              30              30
                                                                     ---------
Total Short-Term Instruments                                             4,958
                                                                     =========
(Cost $4,958)

Total Investments (a) 118.3%                                         $ 222,734
(Cost $221,724)
Other Assets and Liabilities (Net) (18.3%)                             (34,463)
                                                                     ---------
Net Assets 100.0%                                                    $ 188,271
                                                                     =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $221,725 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   3,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (2,223)
                                                                     ---------
Unrealized appreciation-net                                          $   1,009
                                                                     =========

(b) Securities with an aggregate market value of $315 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                       # of         Unrealized
Type                                              Contracts       Appreciation
--------------------------------------------------------------------------------
Municipal Bond (06/2002)                                137       $        103
U.S. Treasury 30 Year Bond (06/2002)                     70                336
                                                                  ------------
                                                                  $        439
                                                                  ============

(c) Security, or a portion thereof, subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Principal amount of the security is adjusted for inflation.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 75

Schedule of Investments
New York Municipal Bond Fund
March 31, 2002

                                                                    Principal
                                                                       Amount       Value
                                                                       (000s)      (000s)
-----------------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 94.3%

New Jersey 18.3%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                            $     850   $     946
                                                                                ---------
New York 68.9%
Amherst, New York General Obligation Bonds, (FGIC Insured),
Series 1999-A 5.500% due 12/01/2008                                       150         161

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                                     150         158

Long Island, New York Electric Power Authority Revenue
Bonds, (FSA Insured), Series 2000
8.520% due 12/01/2022 (c)                                                 225         217

Nassau County, New York Individual Development Agency
Civic Facility Revenue Bonds, (SPA-Morgan Guaranty Insured),
Series 1999 1.450% due 01/01/2034 (c)                                     200         200

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                                     150         152

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                                     150         111

New York City, New York Individual Development Revenue
Bonds, Series 1997 5.650% due 10/01/2028                                  150         146

New York City, New York Industrial Development Agency
Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028                                                     250         228

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                                     150         151

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998 4.750% due 07/01/2008                          150         154

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000 7.910% due 08/15/2022                         250         213

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                                         150         158

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                                         200         197

New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021                                                     100          97

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                                     150         154

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E 5.500% due 01/01/2010                        115         123

New York State Urban Development Corp. Revenue
Bonds, Series 1999 5.000% due 01/01/2005                                  150         156

New York, New York City Transitional Finance Authority
Revenue Bonds, (SPA-Bayerische Landesbank Insured)
1.400% due 05/01/2028 (c)                                                 100         100

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                                     145         150

Schenectady, New York Industrial Development
Agency Civic Facility Revenue Bonds
5.500% due 07/01/2016                                                     500         529
                                                                                ---------
                                                                                    3,555
                                                                                =========
Puerto Rico 7.1%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 6.000% due 07/01/2026                                         100         103

Puerto Rico Electric Power Authority Revenue Bonds, (FSA
Insured), Series 1992 10.303% due 07/01/2023 (c)                          250         263
                                                                                ---------
                                                                                      366
                                                                                ---------
                                                                                    4,867
                                                                                =========
Total Municipal Bonds & Notes
(Cost $4,747)

  SHORT-TERM INSTRUMENTS 2.8%

Money Market Fund 2.2%
Reich & Tang New York Money Market
0.970% due 04/01/2002                                                     114         114
                                                                                ---------
U.S. Treasury Bills 0.6%
1.700% due 05/02/2002 (b)                                                  30          30
                                                                                ---------
Total Short-Term Instruments                                                          144
                                                                                =========
(Cost $144)

Total Investments (a) 97.1%                                                     $   5,011
(Cost $4,891)

Other Assets and Liabilities (Net) 2.9%                                               147
                                                                                ---------
Net Assets 100.0%                                                               $   5,158
                                                                                =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,892 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                  $     171

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                      (52)
                                                                                ---------
Unrealized appreciation-net                                                     $     119
                                                                                =========
(b) Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      # of     Unrealized
Type                                                             Contracts   Appreciation
-----------------------------------------------------------------------------------------
Municipal Bond (06/2002)                                                26         $   17
U.S. Treasury 30 Year Bond (06/2002)                                    16             77
                                                                                   ------
                                                                                   $   94
                                                                                   ======

(c) Variable rate security. The rate listed is as of March 31, 2002.

76 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Real Return Fund
March 31, 2002

                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)
---------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 14.1%

Banking & Finance 10.3%
Allstate Financial Global Funding
        7.125% due 09/26/2005                       $     2,500    $  2,661
Associates Corp. of North America
        2.150% due 05/08/2003 (d)                         1,500       1,503
Atlas Reinsurance PLC
        4.563% due 04/04/2003 (d)                         6,700       6,683
        5.563% due 10/04/2004 (d)                         4,400       4,389
        8.650% due 04/07/2005 (d)                         8,250       8,264
Bear Stearns Co., Inc.
        2.200% due 12/01/2003 (d)                           500         501
        2.400% due 09/21/2004 (d)                         1,000         994
Boeing Capital Corp.
        5.650% due 05/15/2006                             5,000       4,970
CIT Group, Inc.
        2.325% due 04/07/2003 (d)                           300         297
Donaldson, Lufkin & Jenrette, Inc.
        2.250% due 04/25/2003 (d)                         7,500       7,523
Export-Import Bank Korea
        6.500% due 11/15/2006                             2,500       2,555
Finova Group, Inc.
        7.500% due 11/15/2009 (k)                           840         296
Ford Motor Credit Co.
        2.017% due 02/13/2003 (d)                           350         345
        2.200% due 06/20/2003 (d)                        18,500      18,156
        2.530% due 06/23/2003 (d)                         1,000         984
        2.230% due 01/26/2004 (d)                         8,200       7,918
        3.675% due 10/25/2004 (d)                        18,000      17,833
        2.155% due 07/18/2005 (d)                        18,400      17,369
General Motors Acceptance Corp.
        2.121% due 12/09/2002 (d)                         2,000       1,989
        5.875% due 01/22/2003                             2,550       2,582
        2.071% due 03/10/2003 (d)                         2,800       2,772
        2.410% due 05/16/2003 (d)                        19,925      19,758
        2.045% due 07/21/2003 (d)                         3,500       3,454
        2.210% due 08/04/2003 (d)                         5,000       4,936
        2.680% due 05/04/2004 (d)                        18,200      17,957
        2.120% due 07/21/2004 (d)                        45,300      44,194
Halyard RE
       10.376% due 04/05/2002 (d)                           800         796
Heller Financial, Inc.
        1.990% due 04/26/2002 (d)                           250         250
        6.500% due 07/22/2002                             1,000       1,013
        7.500% due 08/23/2002                            10,200      10,390
        2.070% due 04/28/2003 (d)                         3,000       3,017
Household Finance Corp.
        2.283% due 08/06/2002 (d)                         2,000       2,000
Juno RE Ltd.
       10.367% due 06/26/2002 (d)                         9,050       9,102
Korea Development Bank
        8.294% due 06/16/2003 (d)                           500         490
Lehman Brothers Holdings, Inc.
        4.290% due 06/03/2002 (d)                         2,500       2,500
        3.230% due 07/15/2002 (d)                           600         601
        2.381% due 09/03/2002 (d)                         2,000       2,001
MBNA America Bank NA
        2.050% due 04/25/2002 (d)                           500         500
Merrill Lynch & Co.
        2.080% due 02/04/2003 (d)                         2,000       2,000
        2.140% due 08/01/2003 (d)                         4,000       4,009
        2.201% due 05/21/2004 (d)                         2,100       2,102
Monumental Global Funding II
        2.150% due 09/26/2003 (d)                         2,000       2,002
Morgan Stanley, Dean Witter & Co.
        2.580% due 04/15/2002 (d)                         1,000       1,000
        2.101% due 02/21/2003 (d)                         1,500       1,501
        2.187% due 03/11/2003 (d)                         2,000       2,002
National Australia Bank Ltd.
        2.535% due 05/19/2010 (d)                         1,500       1,502
National Rural Utilities Cooperative Finance Corp.
        5.393% due 05/31/2002 (d)                         1,900       1,900
        2.070% due 07/17/2003 (d)                        10,000       9,905
National Westminster Bank PLC
        2.490% due 09/16/2002 (d)                         3,500       3,505
NeHi, Inc.
        6.196% due 06/09/2003 (d)                         3,000       3,016
Old Kent Bank
        2.980% due 11/01/2005 (d)                         1,000         999
Pemex Finance Ltd.
        6.125% due 11/15/2003                               233         237
Premium Asset Trust
        2.226% due 11/27/2004 (d)                         5,000       5,010
Protective Life Funding Trust
        2.120% due 01/17/2003 (d)                         1,000       1,002
Prudential Funding Corp.
        6.375% due 07/23/2006                             7,000       7,148
Qwest Capital Funding, Inc.
        2.320% due 07/08/2002 (d)                         2,500       2,438
Redwood Capital II Ltd.
        5.018% due 01/01/2004                             5,000       5,000
Residential Reinsurance
        6.901% due 06/01/2004 (d)                         5,500       5,498
Salomon Smith Barney Holdings, Inc.
        2.130% due 02/18/2003 (d)                         1,000       1,002
        2.060% due 04/28/2003 (d)                         3,000       3,004
Textron Financial Corp.
        2.023% due 09/17/2002 (d)                         5,000       4,984
        2.271% due 12/09/2002 (d)                         1,000         995
Trinom Ltd.
        5.895% due 12/18/2004 (d)                         6,500       6,542
Wachovia Corp.
        7.550% due 08/18/2005                             0,000      10,676
Washington Mutual, Inc.
        2.210% due 05/17/2004 (d)                         7,900      17,892
Western Capital
        6.970% due 01/07/2003                             5,000       5,000
                                                                   --------
                                                                    345,414
                                                                   ========
Industrials 2.5%
AIC Corp.
        5.026% due 10/02/2002 (d)                           250         250
American Airlines, Inc.
        6.978% due 04/01/2011                             3,000       3,042
Coastal Corp.
        2.460% due 07/21/2003 (d)                         8,000       8,015
Conoco, Inc.
        2.596% due 10/15/2002 (d)                         8,000       8,011
Cox Enterprises, Inc.
        2.760% due 05/01/2033 (d)                         2,000       2,014
DaimlerChrysler North America Holding Corp.
        2.120% due 09/16/2002 (d)                         2,000      11,954
        2.760% due 12/16/2002 (d)                         4,193       4,194
        2.230% due 08/16/2004 (d)                         5,000       4,883
Delta Air Lines, Inc.
        8.540% due 01/02/2007                             3,541       3,365
Fred Meyer, Inc.
        7.375% due 03/01/2005                             2,000       2,112
HCA - The Healthcare Co.
        3.510% due 09/19/2002 (d)                         8,000       8,004
Petroleos Mexicanos
        9.500% due 09/15/2027                             4,750       5,261
SR Wind Ltd.
        7.150% due 05/18/2005 (d)(i)                      4,500       4,504
United Air Lines, Inc.
        2.301% due 12/02/2002 (d)                         1,139       1,124
Walt Disney Co.
        4.500% due 09/15/2004                             5,000      14,845
Waste Management, Inc.
        6.625% due 07/15/2002                             1,000       1,006
        7.100% due 08/01/2026                             1,500       1,519
                                                                   --------
                                                                     84,103
                                                                   ========
Utilities 1.3%
ALLETE, Inc.
        2.620% due 10/20/2003 (d)                         2,500       2,505
Commonwealth Edison Co.
        7.375% due 09/15/2002                             3,000       3,059
        2.408% due 09/30/2002 (d)                         1,000       1,000

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 77

Real Return Fund
March 31, 2002

                                                                       Principal
                                                                          Amount         Value
                                                                          (000s)        (000s)
----------------------------------------------------------------------------------------------
Deutsche Telekom AG
        7.750% due 06/15/2005                                         $   10,000    $   10,415
Dominion Resources, Inc.
        2.650% due 09/16/2002 (d)                                          3,500         3,503
        7.600% due 07/15/2003                                              5,000         5,210
Entergy Gulf States, Inc.
        3.281% due 06/02/2003 (d)                                          4,500         4,502
Hawaiian Electric Industries, Inc.
        2.876% due 04/15/2003 (d)                                          2,000         2,004
Oneok, Inc.
        2.450% due 04/24/2002 (d)                                          2,000         2,000
Scana Corp.
        2.476% due 07/15/2002 (d)                                          3,900         3,903
Sprint Capital Corp.
        2.370% due 06/10/2002 (d)                                          3,000         3,000
WorldCom, Inc.
        7.375% due 01/15/2003                                              1,000           950
                                                                                    ----------
                                                                                        42,051
                                                                                    ----------
Total Corporate Bonds & Notes                                                          471,568
                                                                                    ==========
(Cost $469,990)

  MUNICIPAL BONDS & NOTES 0.0%

New York 0.0%
New York City General Obligation Bonds, Series 1997
2.150% due 08/01/2002 (d)                                                     24            24
                                                                                    ----------
Total Municipal Bonds & Notes                                                               24
                                                                                    ==========
(Cost $24)

  U.S. TREASURY OBLIGATIONS 93.9%

Treasury Inflation Protected Securities (g)
        3.375% due 01/15/2007 (b)                                        170,560       174,105
        3.625% due 01/15/2008 (h)                                        505,876       519,313
        3.875% due 01/15/2009 (h)                                        873,153       906,988
        4.250% due 01/15/2010                                            238,003       253,399
        3.625% due 04/15/2028                                            431,003       439,018
        3.875% due 04/15/2029                                            643,963       684,412
        3.375% due 04/15/2032                                            157,382       156,251
                                                                                    ----------
Total U.S. Treasury Obligations                                                      3,133,486
                                                                                    ==========
(Cost $3,145,028)

  MORTGAGE-BACKED SECURITIES 0.4%

Collateralized Mortgage Obligations 0.4%
Bear Stearns Adjustable Rate Mortgage Trust
        5.441% due 11/25/2030 (d)                                          3,024         3,071
Freddie Mac
        6.500% due 01/25/2028                                                100            96
        7.000% due 10/15/2030                                              3,000         3,032
GMAC Commercial Mortgage Asset Corp.
        2.201% due 07/20/2002 (d)                                          6,036         6,036
                                                                                    ----------
                                                                                        12,235
                                                                                    ==========
Fannie Mae 0.0%
        7.038% due 10/01/2024 (d)                                            193           202
                                                                                    ----------
Federal Housing Administration 0.0%
        7.430% due 12/01/2020                                                289           286
                                                                                    ----------
Total Mortgage-Backed Securities                                                        12,723
                                                                                    ==========
(Cost $12,661)

  ASSET-BACKED SECURITIES 0.4%

AFC Home Equity Loan Trust
        2.070% due 03/25/2027 (d)                                            118           118
American Residential Eagle Trust
        2.190% due 07/25/2029 (d)                                          2,581         2,587
Asset Backed Securities Home Equity Corp.
        2.270% due 06/21/2029 (d)                                          1,213         1,216
Conseco Finance
        7.890% due 07/15/2018                                              2,000         2,055
        8.170% due 12/15/2025                                              2,000         2,097
Conseco Finance Home Loan Trust
        8.880% due 06/15/2024                                                750           801

Conseco Finance Securitization
        8.480% due 12/01/2031                                         $    3,000    $    3,225
EQCC Home Equity Loan Trust
        2.100% due 03/20/2029 (d)                                            119           119
SallieMae
        4.143% due 07/25/2004 (d)                                             13            13
        4.173% due 10/25/2004 (d)                                              5             5
        3.612% due 04/25/2006 (d)                                            613           614
        4.373% due 01/25/2007 (d)                                            144           144
USAA Auto Loan Grantor Trust
        5.800% due 01/15/2005                                                 54            54
                                                                                    ----------
Total Asset-Backed Securities                                                           13,048
                                                                                    ==========
(Cost $12,884)

  SOVEREIGN ISSUES 0.0%

United Mexican States
        0.000% due 06/30/2003 (d)                                            718             4
                                                                                    ----------
Total Sovereign Issues                                                                       4
                                                                                    ==========
(Cost $0)

  FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%

Caisse D'amort Dette Soc (g)
        3.800% due 07/25/2006                                  EC          5,174         4,593
Commonwealth of New Zealand
        4.500% due 02/15/2016                                  N$         34,200        16,295
Republic of France (g)
        3.000% due 07/25/2012                                  EC         27,529        23,458
                                                                                    ----------
Total Foreign Currency-Denominated Issues                                               44,346
                                                                                    ==========
(Cost $44,806)

  CONVERTIBLE BONDS & NOTES 0.1%

Utilities 0.1%
Nabors Industries, Inc.
        0.000% due 06/20/2020                                         $    5,000         3,288
                                                                                    ----------
Total Convertible Bonds & Notes                                                          3,288
                                                                                    ==========
(Cost $3,175)

  SHORT-TERM INSTRUMENTS 1.3%

Commercial Paper 0.8%
Fannie Mae
        1.750% due 05/08/2002 (b)                                             70            70
        2.040% due 09/11/2002                                              6,000         5,941
UBS Finance, Inc.
        1.850% due 04/01/2002                                             19,500        19,500
                                                                                    ----------
                                                                                        25,511
                                                                                    ==========
Repurchase Agreement 0.4%
State Street Bank
        1.550% due 04/01/2002                                             13,204        13,204
                                                                                    ----------
        (Dated 03/28/2002. Collateralized by U.S. Treasury
        Bond 8.500% due 02/15/2020 valued at $13,474.
        Repurchase proceeds are $13,206.)

U.S. Treasury Bills 0.1%
        1.727% due 05/02/2002 (b)(i)                                       3,465         3,460
                                                                                    ----------
Total Short-Term Instruments                                                            42,175
                                                                                    ==========
(Cost $42,178)

Total Investments (a) 111.5%                                                        $3,720,662
(Cost $3,730,746)

Other Assets and Liabilities (Net) (11.5%)                                            (382,160)
                                                                                    ----------
Net Assets 100.0%                                                                   $3,338,502
                                                                                    ==========

78 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,731,778 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over
tax cost.                                                           $     7,082

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (18,198)
                                                                    -----------
Unrealized depreciation-net                                         $   (11,116)
                                                                    ===========

(b) Securities with an aggregate market value of $3,052 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                      Unrealized
                                                         # of      Appreciation/
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                        24          $     64
U.S. Treasury 30 Year Bond (06/2002)                        9                18
Eurodollar September Futures (09/2002)                  3,211            (1,340)
Eurodollar June Futures (06/2003)                         378               399
                                                                       --------
                                                                       $   (859)
                                                                       ========
(c) Swap agreements outstanding at March 31, 2002:

                                                              Notional         Unrealized
Type                                                            Amount     (Depreciation)
-----------------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470%
and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                               $ 10,000     $        (733)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                                  5,000              (235)

Receive floating rate based on 3-month LIBOR plus 1.000%
and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors Industries, Inc. due
6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                                  3,042              (262)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/15/2003                                                 15,900              (132)

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                                  1,000                (3)
                                                                           -------------
                                                                           $      (1,365)
                                                                           =============

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                              Principal
                                 Amount                               Unrealized
                             Covered by       Settlement           Appreciation/
Type       Currency            Contract            Month          (Depreciation)
--------------------------------------------------------------------------------
Sell             EC              24,613          04/2002            $       117
Sell             JY              78,994          04/2002                      7
Sell             N$              36,053          04/2002                   (807)
                                                                    -----------
                                                                    $      (683)
                                                                    ===========
(f) Principal amount denoted in indicated currency:

       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Security, or a portion thereof, subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                      Coupon
Type                     (%)      Maturity           Par     Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Bond     6.250    05/15/2030        14,400  $ 14,970      $ 15,047
U.S. Treasury Note     3.625    07/15/2002       274,893   279,575       278,946
U.S. Treasury Note     5.250    08/15/2003        73,100    75,193        75,062
U.S. Treasury Note     4.625    05/15/2006         8,600     8,569         8,587
                                                          ----------------------
                                                          $378,307      $377,642
                                                          ======================

(k) Security is in default.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 79

Schedule of Investments
Short Duration Municipal Income Fund
March 31, 2002

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 90.4%

Alaska 3.2%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 1993 1.300% due 12/01/2033 (b)         $   500    $    500

Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 2001 1.350% due 12/01/2029 (b)             500         500
                                                                        --------
                                                                           1,000
                                                                        ========
Arizona 1.6%
Maricopa County, Arizona Pollution Control Revenue Bonds,
(LOC-Bank of America Insured), Series 1994
1.350% due 05/01/2029 (b)                                        500         500
                                                                        --------
California 3.3%
East Bay, California Municipal Utility District Water
System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008                                          1,000       1,037
                                                                        --------
Colorado 5.4%
Colorado Health Facilities Authority Revenue Bonds,
(LOC-KBC Bank Insured), Series 2000
1.550% due 03/01/2025 (b)                                        700         700

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2002                              500         504

Parkview Metro District of Colorado General Obligation
Bonds, (LOC-Central Bank Denver Insured),
Series 1993 1.550% due 12/01/2012 (b)                            500         500
                                                                        --------
                                                                           1,704
                                                                        ========
Connecticut 1.9%
Connecticut State Health and Education Facilities Authority
Revenue Bonds, (RADIAN, SPA-Morgan Guaranty Insured),
Series 2001 1.400% due 07/01/2031 (b)                            600         600

Florida 10.9%
Collier County, Florida Multi-Family Housing Finance
Authority Revenue Bonds, (LIQ FAC-Fannie Mae Insured),
Series 2002 4.600% due 08/15/2011                                665         654

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured),
Series 1997 4.840% due 12/01/2017 (b)                            500         482

Orange County, Florida School Board Certificate of
Participation Bonds, (AMBAC Insured),
Series 2000 1.300% due 08/01/2025 (b)                            995         995

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 4.143% due 10/01/2015 (b)                          750         751

Palm Beach County, Florida Health Facilities Authority
Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022                                            500         530
                                                                        --------
                                                                           3,412
                                                                        ========
Georgia 3.0%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FSA, SPA-Dexia Credit Insured), Series 2002
1.300% due 11/01/2041 (b)                                        940         940
                                                                        --------
Illinois 2.7%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 6.520% due 07/01/2012 (b)                            300         328

Illinois Health Facilities Authority Revenue Bonds,
Series 1977 6.700% due 10/01/2005                                480         509
                                                                        --------
                                                                             837
                                                                        ========
Kansas 1.6%
Burlington, Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991 7.000% due 06/01/2031            $   500    $    515
                                                                        --------
Maine 1.0%
Eastport, Maine Industrial Development Revenue Bonds,
(Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003                                            300         308
                                                                        --------
Massachusetts 4.0%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993 5.950% due 10/01/2008               250         260

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, (MBIA, SPA-State Street Insured),
Series 1985 3.300% due 01/01/2035 (b)                          1,000       1,000
                                                                        --------
                                                                           1,260
                                                                        ========
Michigan 1.9%
University of Michigan Revenue Bonds, Series 1992
1.450% due 12/01/2019 (b)                                        300         300

University of Michigan Revenue Bonds, Series 1998
1.450% due 12/01/2024 (b)                                        300         300
                                                                        --------
                                                                             600
                                                                        ========
Missouri 3.0%
Kansas City, Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
1.400% due 04/15/2015 (b)                                        100         100

Missouri State Health & Educational Facilities Authority
Revenue Bonds, (SPA-JP Morgan Chase Insured),
Series 1996 1.400% due 09/01/2030 (b)                            700         700

Missouri State Housing Development Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027                                            125         134
                                                                        --------
                                                                             934
                                                                        ========
New Jersey 5.3%
New Jersey Economic Development Authority Revenue Bonds,
Series 1998
6.375% due 04/01/2018                                            500         557
6.375% due 04/01/2031                                          1,000       1,113
                                                                        --------
                                                                           1,670
                                                                        ========
New York 1.9%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1992 5.900% due 07/01/2005                100         102

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.300% due 07/01/2002                500         503
                                                                        --------
                                                                             605
                                                                        ========
North Carolina 3.2%
North Carolina Municipal Power Agency No. 1 Catawba
Electric Revenue Bonds, (MBIA Insured), Series 1993
7.920% due 01/01/2020 (b)                                      1,000       1,019
                                                                        --------
Ohio 5.4%
Ohio State Air Quality Development Authority Revenue Bonds,
(Barclays Bank PLC Insured), Series 1995
1.450% due 09/01/2030 (b)                                        300         300

Ohio State Air Quality Development Authority Revenue
Bonds, (Morgan Guaranty Trust Insured), Series 1985
1.450% due 12/01/2015 (b)                                        400         400

Trumbull County, Ohio Health Care Facility Revenue Bonds,
(RADIAN, SPA-Fleet Bank Insured), Series 2001
1.300% due 10/01/2031 (b)                                      1,000       1,000
                                                                        --------
                                                                           1,700
                                                                        ========
80 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------

Pennsylvania 4.1%
Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, (LOC-Morgan Guaranty Trust Insured),
Series 1997 1.500% due 07/01/2025 (b)                           $1,300  $ 1,300
                                                                        -------
Puerto Rico 2.9%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2010                                  250      265

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992 10.303% due 07/01/2023 (b)              600      630
                                                                        -------
                                                                            895
                                                                        =======
Tennessee 6.4%
Bradley County, Tennessee Industrial Development Board
Revenue Bonds, (Loc-Wachovia Bank Insured),
Series 1993 1.450% due 11/01/2017 (b)                            1,000    1,000

Metropolitan Nashville Airport Authority Revenue Bonds,
(LOC-Bayerische Landesbank Insured), Series 1995
1.300% due 10/01/2012 (b)                                        1,000    1,000
                                                                        -------
                                                                          2,000
                                                                        =======
Texas 9.6%
Brownsville, Texas Utility Systems Revenue Bonds,
(MBIA Insured), Series 2001 1.450% due 09/01/2025 (b)              500      500

Dallas-Fort Worth International Airport Facility Improvement
Corp. Revenue Bonds, Series 2000 5.950% due 05/01/2029             500      489

Hurst Euless Bedford Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series 1994
6.500% due 08/15/2024                                            1,000    1,074

Sabine River Authority, Texas Pollution Control Revenue
Bonds, Series 2001 4.000% due 05/01/2028                           500      499

San Antonio, Texas Airport System Revenue Bonds,
(AMBAC Insured), Series 1991 7.375% due 07/01/2012                 425      456
                                                                        -------
                                                                          3,018
                                                                        =======
Utah 2.9%
Eagle Mountain, Utah Gas and Electric Revenue Bonds,
(LOC-BNP Paribas Insured), Series 2001
1.450% due 12/01/2025 (b)                                          900      900

Virginia 1.0%
Roanoke, Virginia Industrial Development Authority Hospital
Revenue Bonds, (First Union National Bank Insured),
Series 1995 1.500% due 07/01/2019 (b)                              300      300
                                                                        -------
Washington 1.0%
Washington State Health Care Facilities Authority Revenue Bonds,
(Morgan Guaranty Trust Insured), Series 1991
1.450% due 01/01/2018 (b)                                          300      300
                                                                        -------
Washington, D.C. 3.2%
District of Columbia General Obligation Bonds,
(LOC-Morgan Guaranty Trust Insured), Series 1991
1.400% due 06/01/2003 (b)                                        1,000    1,000
                                                                        -------
Total Municipal Bonds & Notes                                            28,354
                                                                        =======
(Cost $28,143)

  SHORT-TERM INSTRUMENTS 8.2%

Money Market Fund 6.7%
Reich & Tang New York Money Market
    1.030% due 04/01/2002                                       $1,055  $ 1,055

SSgA Tax Free Money Market
    1.170% due 04/01/2002                                        1,055    1,055
                                                                        -------
                                                                          2,110
                                                                        =======
Repurchase Agreement 0.8%
State Street Bank
    1.550% due 04/01/2002                                          261      261
                                                                        -------
    (Dated 03/28/2002. Collateralized by Fannie Mae
    5.000% due 02/14/2003 valued at $269.
    Repurchase proceeds are $261.)

U.S. Treasury Bills 0.7%
    1.745% due 05/02/2002                                          200      200
                                                                        -------
Total Short-Term Instruments                                              2,571
                                                                        =======
(Cost $2,571)

Total Investments (a) 98.6%                                             $30,925
(Cost $30,714)

Other Assets and Liabilities (Net) 1.4%                                     451
                                                                        -------
Net Assets 100.0%                                                       $31,376
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $30,715 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $   347

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (137)
                                                                        -------
Unrealized appreciation-net                                             $   210
                                                                        =======

(b) Variable rate security. The rate listed is as of March 31, 2002.

                  See accompanying notes| 3.31.02 | PIMCO Funds Annual Report 81

Schedule of Investments
Short-Term Fund
March 31, 2002

                                                Principal
                                                   Amount           Value
                                                   (000s)          (000s)
-------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 43.3%

Banking & Finance 14.8%
Banco Nacional Obra Services
     9.625% due 11/15/2003                      $   3,900       $   4,232
Bankunited FSB
     5.400% due 02/02/2004                          4,000           4,076
Bear Stearns Co., Inc.
     5.125% due 02/22/2004 (d)                      4,200           4,200
     2.400% due 09/21/2004 (d)                      3,900           3,877
Boeing Capital Corp.
     2.127% due 09/27/2002 (d)                     13,900          13,896
Chrysler Financial Co. LLC
     2.071% due 02/05/2003                          1,000             991
CIT Group, Inc.
     2.150% due 09/13/2002 (d)                      6,300           6,286
Citigroup, Inc.
     5.500% due 08/19/2003 (d)                     11,040          11,040
Countrywide Home Loans
     2.150% due 06/03/2003 (d)                      2,800           2,790
Donaldson, Lufkin & Jenrette, Inc.
     2.235% due 07/18/2003 (d)                      8,000           8,024
First Union Corp.
     8.125% due 06/24/2002                          1,350           1,367
     7.875% due 07/15/2002                          1,500           1,521
First USA Bank
     2.081% due 05/15/2002 (d)                      6,000           6,000
Ford Credit Canada
     2.150% due 12/16/2002 (d)                     10,000           9,909
Ford Motor Credit Co.
     8.000% due 06/15/2002                          1,000           1,009
     7.500% due 01/15/2003                          2,450           2,499
     2.170% due 06/02/2003 (d)                     13,370          13,127
     2.720% due 03/08/2004 (d)                      4,300           4,167
     4.225% due 10/25/2004 (d)                     10,500          10,402
     2.155% due 07/18/2005 (d)                     10,000           9,440
General Motors Acceptance Corp.
     7.050% due 04/24/2002                          1,000           1,003
     2.220% due 12/09/2002 (d)                      3,100           3,083
     5.920% due 12/16/2002                          5,000           5,064
     5.800% due 03/12/2003                          1,500           1,523
     5.950% due 03/14/2003                          1,700           1,722
     2.010% due 08/18/2003 (d)                     16,575          16,330
     2.200% due 11/07/2003 (d)                      8,700           8,561
     2.490% due 01/20/2004 (d)                      4,900           4,845
     3.010% due 05/04/2004 (d)                      4,000           3,946
     2.120% due 07/21/2004 (d)                      9,300           9,073
Golden State Holdings
     2.860% due 08/01/2003 (d)                      1,100           1,088
     7.000% due 08/01/2003                          5,075           5,124
Golden West Financial Corp.
     6.700% due 07/01/2002                          6,870           6,936
Heller Financial, Inc.
     2.630% due 04/22/2002 (d)                     12,900          12,900
     7.000% due 05/15/2002                          4,535           4,560
     6.660% due 07/11/2002                          1,000           1,012
     6.500% due 07/22/2002                          1,000           1,013
Household Finance Corp.
     2.250% due 08/07/2003 (d)                     17,950          17,825
     1.000% due 03/11/2004                          6,650           6,674
     5.750% due 01/30/2007                         23,000          22,173
Korea Development Bank
     7.625% due 10/01/2002                          2,500           2,565
Lehman Brothers Holdings, Inc.
     2.600% due 05/07/2002 (d)                      3,000           3,001
     2.992% due 04/04/2003 (d)                      3,000           3,006
Merrill Lynch & Co.
     2.140% due 08/01/2003 (d)                      4,000           4,009
National Rural Utilities Cooperative
 Finance Corp.
     2.070% due 07/17/2003 (d)                     17,200          17,036
     5.250% due 07/15/2004                          9,595           9,598
     6.500% due 03/01/2007                         20,000          19,985
Paine Webber Group, Inc.
     2.990% due 07/15/2002 (d)                     10,000          10,012
Protective Life Funding Trust
     2.120% due 01/17/2003 (d)                      2,000           2,004
Salomon, Smith Barney Holdings
     1.995% due 07/18/2007 (d)                      5,000           5,011
Security Capital Group, Inc.
     7.750% due 11/15/2003                          7,695           8,126
The Tyco Capital Corp.
     2.931% due 04/07/2003 (d)                     15,200          15,053
U.S. Bancorp
     2.090% due 02/03/2003 (d)                      3,700           3,704
USAA Capital Corp.
     7.050% due 11/08/2006                            445             466
Verizon Global Funding Corp.
     6.750% due 12/01/2005                          3,000           3,118
                                                                ---------
                                                                  360,002
                                                                =========

Industrials 16.3%
Air Canada
     2.662% due 07/31/2005 (d)                      1,273             957
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                          2,024           2,015
     7.375% due 01/01/2004                          2,275           2,252
American Standard Cos., Inc.
     7.125% due 02/15/2003                          3,300           3,378
AOL Time Warner, Inc.
     6.125% due 04/15/2006                          3,000           3,003
BHP Finance USA Ltd.
     6.420% due 03/01/2026                         27,850          28,237
Clear Channel Communications, Inc.
     2.550% due 06/15/2002 (d)                     16,900          16,910
     7.250% due 09/15/2003                          5,000           5,102
Coastal Corp.
     2.460% due 07/21/2003 (d)                      5,000           5,009
Conagra Foods, Inc.
     5.500% due 10/15/2002                          3,300           3,346
     2.621% due 09/10/2003 (d)                     11,800          11,813
Conoco, Inc.
     3.201% due 10/15/2002 (d)                     25,900          25,936
Cox Communications, Inc.
     6.500% due 11/15/2002                          1,800           1,827
     7.170% due 10/01/2003                          5,043           5,203
DaimlerChrysler North America Holding
 Corp.
     6.590% due 06/18/2002                          5,000           5,039
     7.070% due 08/15/2002                          8,200           8,317
     2.180% due 08/23/2002 (d)                      5,800           5,792
     2.120% due 09/16/2002 (d)                     20,450          20,372
     6.840% due 10/15/2002                          3,000           3,053
     2.760% due 12/16/2002 (d)                      2,100           2,100
     2.360% due 08/01/2003 (d)                      2,800           2,774
     2.230% due 08/16/2004 (d)                      2,800           2,735
HCA - The Healthcare Co.
     3.510% due 09/19/2002 (d)                     10,000          10,005
     6.870% due 09/15/2003                         10,000          10,341
     6.730% due 07/15/2045                          8,170           8,295
Hilton Hotels Corp.
     7.375% due 06/01/2002                          1,500           1,505
     7.000% due 07/15/2004                          5,824           5,827
International Game Technology
     7.875% due 05/15/2004                         10,000          10,363
International Paper Co.
     8.000% due 07/08/2003                         19,450          20,374
Kroger Co.
     7.150% due 03/01/2003                         11,500          11,851
     2.660% due 08/16/2012 (d)                      5,000           5,001
Mandalay Resort Group
     6.750% due 07/15/2003                          5,400           5,468
Martin Marietta Corp.
     6.500% due 04/15/2003                          2,000           2,048
McDonald's Corp.
     6.000% due 06/23/2002                            475             479
Norfolk Southern Corp.
     7.050% due 05/01/2037                         20,975          21,906
Pioneer National Resources Co.
     8.875% due 04/15/2005                          4,000           4,071
Qwest Capital Funding, Inc.
     5.875% due 08/03/2004                          4,900           4,211
Qwest Corp.
     6.125% due 07/15/2002                          5,000           4,900

82 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                Principal
                                                   Amount           Value
                                                   (000s)          (000s)
-------------------------------------------------------------------------
Racers
     2.161% due 03/03/2003 (d)                  $  10,000      $   10,007
Safeway, Inc.
     7.000% due 09/15/2002                         13,900          14,158
     6.050% due 11/15/2003                         12,405          12,766
TCI Communications, Inc.
     6.375% due 05/01/2003                          7,500           7,627
Time Warner, Inc.
     9.625% due 05/01/2002                          3,000           3,015
Turner Broadcasting System, Inc.
     7.400% due 02/01/2004                          2,200           2,312
Waste Management, Inc.
     6.625% due 07/15/2002                          6,355           6,396
     6.500% due 12/15/2002                          4,000           4,058
     6.375% due 12/01/2003                          4,000           4,034
Weyerhaeuser Co.
     9.050% due 02/01/2003                          8,015           8,326
     3.085% due 09/15/2003                         33,100          33,102
Willamette Industries, Inc.
     9.125% due 02/15/2003                          2,000           2,089
                                                               ----------
                                                                  399,705
                                                               ==========

Utilities 12.2%
Allete, Inc.
     2.620% due 10/20/2003 (d)                      8,800           8,819
AT&T Corp.
     6.500% due 11/15/2006                         11,000          10,810
British Telecom PLC
     3.295% due 12/15/2003 (d)                     17,100          17,274
     7.625% due 12/15/2005                          3,000           3,190
CenturyTel, Inc.
     7.750% due 10/15/2002                          2,000           2,037
Commonwealth Edison Co.
     2.533% due 09/30/2003 (d)                      2,000           2,004
Deutsche Telekom AG
     7.750% due 06/15/2005                          8,000           8,332
Dominion Resources, Inc.
     2.650% due 09/16/2002 (d)                      7,700           7,707
     7.400% due 09/16/2002                         15,850          16,122
DTE Energy Co.
     7.110% due 11/15/2038                          1,500           1,514
Dynergy, Inc.
     6.875% due 07/15/2002                          8,150           8,178
Entergy Gulf States, Inc.
     3.211% due 09/01/2004 (d)                     10,000          10,009
France Telecom
     3.750% due 03/14/2003 (d)                      1,500           1,504
     3.613% due 03/14/2003 (d)                     13,000          13,038
     3.396% due 07/16/2003 (d)                      6,600           6,604
Indiana Michigan Power Co.
     2.525% due 09/03/2002 (d)                      1,000           1,000
Kerr-McGee Corp.
     2.653% due 06/28/2004 (d)                      1,550           1,548
Kinder Morgan, Inc.
     2.792% due 10/10/2002 (d)                     17,200          17,202
     6.450% due 03/01/2003                         22,930          23,367
Niagara Mohawk Power Co.
     7.375% due 07/01/2003                         10,207          10,645
Ohio Edison Co.
     7.375% due 09/15/2002                         18,000          18,298
Oneok, Inc.
     2.450% due 04/24/2002 (d)                      5,000           5,000
Pacific Gas & Electric Co.
     1.000% due 10/31/2049 (d)(i)                   1,900           1,938
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                          5,000           5,020
Scana Corp.
     3.080% due 07/15/2002 (d)                        700             700
Sierra Pacific Resources
     2.420% due 04/20/2002 (d)                      3,000           2,996
     2.370% due 04/20/2003 (d)                      5,000           4,868
Sprint Capital Corp.
     7.625% due 06/10/2002                          8,865           8,766
     8.125% due 07/15/2002                          1,000             992
TCI Communications, Inc.
     8.250% due 01/15/2003                          2,850           2,923
Texas Utilities Corp.
     6.750% due 04/01/2003                          1,665           1,712
     2.600% due 06/15/2003 (d)                     15,800          15,820
Toledo Edison Co.
     8.700% due 09/01/2002                          4,725           4,802
Transocean Sedco, Inc.
     6.500% due 04/15/2003                          2,985           3,053
Verizon Wireless, Inc.
     2.390% due 12/17/2003 (d)                     19,400          19,417
Williams Cos., Inc.
     2.745% due 07/31/2002 (d)                     15,000          14,780
     6.200% due 08/01/2002                          8,080           8,065
WorldCom, Inc.
     7.375% due 01/15/2003                         10,000           9,504
                                                               ----------
                                                                  299,558
                                                               ----------
Total Corporate Bonds & Notes                                   1,059,265
                                                               ==========
(Cost $1,061,881)

 MUNICIPAL BONDS & NOTES 0.7%

Connecticut 0.5%
Bridgeport Connecticut General Obligation Bonds
     4.350% due 07/18/2002                         11,000          11,057
                                                               ----------

North Carolina 0.2%
North Carolina State Education Assistance
 Authority Revenue Bonds,
 (GTD Insured), Series 2000
     2.241% due 06/01/2009 (d)                      6,027           6,028
                                                               ----------

Total Municipal Bonds & Notes                                      17,085
                                                               ==========
(Cost $17,027)

 U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
     5.750% due 04/15/2003                            850             873
                                                               ----------
Total U.S. Government Agencies                                        873
                                                               ==========
(Cost $841)

 U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (h)
     3.375% due 01/15/2007 (b)                        112             114
                                                               ----------
Total U.S. Treasury Obligations                                       114
                                                               ==========
(Cost $114)

 MORTGAGE-BACKED SECURITIES 16.4%

Collateralized Mortgage Obligations 6.9%
Bank of America Mortgage Securities, Inc.
     6.500% due 05/25/2029                            861             848
Bear Stearns Adjustable Rate Mortgage Trust
     6.295% due 01/25/2032 (d)                     20,112          20,107
CDC Depositor Trust I
     2.290% due 12/14/2007 (d)                         23              23
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                            275             279
Countrywide Home Loans
     6.500% due 07/25/2013                            826             833
Credit-Based Asset Servicing & Securitization
     2.190% due 01/25/2032 (d)                        986             986
CS First Boston Mortgage Securities Corp.
     6.750% due 01/15/2008                          6,106           6,243
Dime Savings
     6.487% due 11/01/2018 (d)                         65              64
DLJ Acceptance Trust
     6.800% due 10/17/2020 (d)                        309             317
Fannie Mae
     6.000% due 02/25/2008                            517             530
     3.573% due 07/25/2008 (d)                        133             133
     6.000% due 08/18/2016                          7,386           7,444
     2.500% due 10/25/2017 (d)                      2,888           2,916
     4.320% due 02/01/2018                             70              71

                  See accompanying notes| 3.31.02 | PIMCO Funds Annual Report 83

Short-Term Fund
March 31, 2002

                                                                         Principal
                                                                            Amount        Value
                                                                            (000s)       (000s)
--------------------------------------------------------------------------------------------------
   6.250% due 05/25/2019                                               $       343    $       350
   5.000% due 04/25/2021                                                        82             82
   6.500% due 09/18/2023                                                        30             30
   4.324% due 01/01/2027                                                       112            114
   4.324% due 04/01/2029                                                       638            649
   1.000% due 08/01/2029                                                    12,137         12,561
   8.937% due 06/25/2032                                                     5,610          5,869
FFCA Secured Lending Corp.
   7.850% due 10/18/2017                                                     1,000          1,007
Freddie Mac
   7.000% due 08/15/2006                                                     1,209          1,223
   6.750% due 03/15/2007                                                        65             65
   6.250% due 07/15/2007                                                        87             87
   6.000% due 01/15/2019                                                       167            167
   5.500% due 02/15/2020                                                       514            518
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                                        92             92
Government National Mortgage Association
   7.500% due 02/20/2030                                                     1,000          1,016
Impac CMB Trust
   2.130% due 11/25/2031 (d)                                                 4,305          4,307
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                                     1,854          1,877
Mellon Residential Funding Corp.
   2.320% due 10/20/2029 (d)                                                10,000         10,136
Norwest Asset Securities Corp.
   6.750% due 09/25/2027                                                     1,796          1,825
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                                     3,000          2,943
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                                       233            229
Residential Funding Mortgage Securities I
   7.500% due 12/25/2030                                                     2,867          2,955
Resolution Trust Corp.
   5.513% due 05/25/2029 (d)                                                   374            358
Small Business Investment Cos.
   7.540% due 08/10/2009                                                     1,415          1,514
Structured Asset Securities Corp.
   6.500% due 09/25/2031 (d)                                                12,025         12,183
   6.320% due 02/25/2032                                                    23,951         23,942
TMA Mortgage Funding Trust
   2.230% due 01/25/2029 (d)                                                 4,912          4,912
Vendee Mortgage Trust
   6.500% due 05/15/2025                                                     1,300          1,299
Washington Mutual, Inc.
   6.596% due 10/19/2039 (d)                                                 9,729          9,661
   5.116% due 01/25/2041 (d)                                                 1,780          1,782
Wells Fargo Mortgage-Backed Securities Trust
   6.696% due 10/25/2031                                                    17,501         17,529
   6.197% due 01/25/2032                                                     3,833          3,789
                                                                                      -----------
                                                                                          165,865
                                                                                      ===========
Fannie Mae 3.6%
   1.000% due 05/01/2036 (d)                                                   860            876
   4.324% due 05/01/2021                                                       700            712
   4.337% due 01/01/2029                                                       112            114
   4.630% due 05/01/2036 (d)                                                63,536         64,735
   4.665% due 11/01/2025                                                       118            120
   5.493% due 01/01/2032 (d)                                                10,411         10,388
   6.000% due 01/01/2004                                                        96             98
   6.500% due 12/01/2003                                                     1,223          1,226
   7.000% due 01/01/2003-03/01/2013 (e)                                      4,918          5,039
   7.311% due 07/01/2029                                                     2,749          2,854
   8.500% due 01/01/2026                                                       995          1,075
                                                                                      -----------
                                                                                           87,237
                                                                                      ===========
Federal Housing Administration 0.0%
   7.435% due 02/01/2019                                                       364            363
                                                                                      -----------
Freddie Mac 0.4%
   2.925% due 06/15/2031                                                     9,995         10,023
                                                                                      -----------


Government National Mortgage Association 5.5%
     5.000% due 08/20/2029-02/20/2032 (d)(e)                                43,375         43,870
     5.250% due 06/20/2029-05/20/2030 (d)(e)                                25,853         26,118
     5.500% due 04/20/2030 (d)                                              11,737         11,887
     6.250% due 03/20/2029-03/20/2030 (d)(e)                                13,575         13,734
     6.375% due 02/20/2024-06/20/2027 (d)(e)                                15,968         16,318
     6.625% due 11/20/2026-10/20/2027 (d)(e)                                10,261         10,519
     6.750% due 07/20/2025-09/20/2027 (d)(e)                                 5,008          5,124
     7.750% due 09/20/2023 (d)                                               1,021          1,048
     8.000% due 04/18/2032                                                   4,000          4,206
     8.500% due 06/20/2027                                                   2,389          2,568
                                                                                      -----------
                                                                                          135,392
                                                                                      ===========
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                                                     324             18
Fannie Mae (IO)
     6.500% due 10/25/2023                                                     707             82
Freddie Mac (IO)
     6.500% due 11/15/2007                                                   2,302            170
     7.000% due 06/15/2019                                                     988             17
                                                                                      -----------
                                                                                              287
                                                                                      -----------
Total Mortgage-Backed Securities                                                          399,167
                                                                                      ===========
(Cost $399,388)

  ASSET-BACKED SECURITIES 6.7%

Advanta Mortgage Loan Trust
     6.320% due 05/25/2029                                                     953            960
Advanta Revolving Home Equity Loan Trust
     2.220% due 01/25/2024 (d)                                                 114            115
American Residential Eagle Trust
     2.190% due 07/25/2029 (d)                                                 688            690
Bear Stearns Asset Backed Securities, Inc.
     2.080% due 06/15/2016 (d)                                              21,287         21,300
Brazos Student Loan Finance Co.
     2.847% due 06/01/2023 (d)                                              20,000         20,021
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                                   1,105          1,117
     5.905% due 12/15/2005                                                     255            254
CS First Boston Mortgage Securities Corp.
     2.160% due 12/15/2030 (d)                                               2,370          2,370
     2.250% due 08/25/2031 (d)                                               1,529          1,532
     2.190% due 02/25/2032 (d)                                              12,473         12,504
Daimler-Benz Auto Grantor Trust
     5.220% due 12/22/2003                                                     982            987
Delta Funding Home Equity Loan Trust
     2.310% due 09/15/2029 (d)                                                 965            968
GMAC Mortgage Corp. Loan Trust
     2.140% due 06/18/2027 (d)                                               1,116          1,117
Green Tree Home Improvement Loan Trust
     2.070% due 08/15/2029 (d)                                               1,537          1,537
IMC Home Equity Loan Trust
     6.360% due 08/20/2022                                                   7,290          7,351
Metris Master Trust
     7.110% due 10/20/2005                                                   4,100          4,112
     2.551% due 04/20/2006 (d)                                               6,000          6,009
MLCC Mortgage Investors, Inc.
     2.280% due 03/15/2025 (d)                                               2,153          2,159
New York City Tax Lien
     5.590% due 09/10/2014                                                   3,700          3,749
Onyx Acceptance Auto Trust
     7.160% due 09/15/2004                                                  24,200         24,776
Premier Auto Trust
     6.430% due 03/08/2004                                                     750            768
     6.060% due 07/06/2004                                                  15,375         15,398
Salomon Brothers Mortgage Securities VII
     2.250% due 07/25/2029 (d)                                                 544            544
     2.320% due 11/15/2029 (d)                                                 659            661
     2.480% due 12/15/2029 (d)                                               2,000          2,006
     2.190% due 12/25/2029 (d)                                               6,344          6,357
Saxon Asset Securities Trust
     6.170% due 08/25/2021                                                   1,682          1,711
Structured Product Asset Trust
     3.160% due 06/20/2004 (d)                                               7,200          7,164

 84  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                                Principal
                                                                   Amount       Value
                                                                   (000s)      (000s)
---------------------------------------------------------------------------------------
UAF Auto Grantor Trust
        6.100% due 06/15/2004                                  $      279   $      279
USAA Auto Loan Grantor Trust
        5.800% due 01/15/2005                                          65           65
WFS Financial Owner Trust
        5.750% due 08/20/2003                                         117          117
        5.700% due 11/20/2003                                       7,914        7,991
        6.420% due 07/20/2004                                         260          267
        7.750% due 11/20/2004                                       7,181        7,389
                                                                            ----------
Total Asset-Backed Securities                                                  164,345
                                                                            ==========
(Cost $164,123)

   SOVEREIGN ISSUES 0.4%

Republic of Brazil
        3.187% due 04/15/2006 (d)                                   8,640        8,003
        11.500% due 03/12/2008                                      2,600        2,607
United Mexican States
        0.000% due 06/30/2003 (d)                                   3,076           16
                                                                            ----------
Total Sovereign Issues                                                          10,626
                                                                            ==========
(Cost $10,374)

  SHORT-TERM INSTRUMENTS 32.0%

Commercial Paper 31.2%
AT&T Corp.
        3.325% due 08/06/2002                                      53,100       53,097
Fannie Mae
        1.815% due 07/03/2002                                      58,000       57,705
        1.865% due 08/14/2002                                      96,100       95,348
        1.865% due 08/21/2002                                       3,900        3,868
        1.900% due 08/21/2002                                      32,000       31,734
        2.010% due 08/21/2002                                      35,385       35,074
        1.880% due 08/28/2002                                      30,000       29,735
        2.040% due 09/04/2002                                       9,295        9,208
Federal Home Loan Bank
        1.745% due 05/08/2002 (b)                                   2,140        2,136
Freddie Mac
        1.800% due 05/07/2002 (b)                                   1,000          998
        1.870% due 08/15/2002                                      20,000       19,842
        1.880% due 08/28/2002                                      12,700       12,588
        1.870% due 08/30/2002                                      66,200       65,606
        2.060% due 09/16/2002                                      10,100        9,997
        2.060% due 09/18/2002                                      25,120       24,859
Gillette Co.
        1.820% due 04/01/2002                                      75,000       75,000
Goldman Sachs Group, Inc.
        1.850% due 04/01/2002                                      75,000       75,000
Sprint Capital Corp.
        2.740% due 04/22/2002                                       1,800        1,797
        3.210% due 04/22/2002                                      10,000        9,981
        3.450% due 05/07/2002                                       2,000        1,993
        3.480% due 05/09/2002                                      11,600       11,557
UBS Finance, Inc.
        1.850% due 04/01/2002                                      25,000       24,948
        1.920% due 08/20/2002                                      25,000       24,812
        1.920% due 08/21/2002                                      22,100       21,933
        1.920% due 08/22/2002                                      27,900       27,687
        2.000% due 09/04/2002                                      20,000       19,827
Williams Cos., Inc.
        3.480% due 04/17/2002                                      17,000       16,974
                                                                            ----------
                                                                               763,304
                                                                            ==========
Repurchase Agreement 0.8%
State Street Bank
        1.550% due 04/01/2002                                      19,585       19,585
                                                                            ----------
        (Dated 03/28/2002. Collateralized by U.S. Treasury
        Bond 8.500% due 02/15/2020 valued at $19,978.
        Repurchase proceeds are $19,588.)

U.S. Treasury Bills 0.0%
        1.747% due 05/02/2002 (b)                                     595          594
                                                                            ----------
Total Short-Term Instruments                                                   783,483
                                                                            ==========
(Cost $783,851)

Total Investments (a) 99.5%                                                 $2,434,958
(Cost $2,437,599)
Written Options (c) (0.1%)                                                      (2,817)
(Premiums $1,213)

Other Assets and Liabilities (Net) 0.6%                                         15,298
                                                                            ----------
Net Assets 100.0%                                                           $2,447,439
                                                                            ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $2,437,585 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                              $    5,825

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                     (8,452)
                                                                            ----------
Unrealized depreciation-net                                                 $   (2,627)
                                                                            ==========

(b) Securities with an aggregate market value of $3,840 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                                 Unrealized
                                                                    # of      Appreciation/
Type                                                           Contracts     (Depreciation)
---------------------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (06/2002)                      30        $        63
United Kingdom 90 Day LIBOR Futures (09/2002)                      30                 43
United Kingdom 90 Day LIBOR Futures (12/2002)                      60                 23
U.S. Treasury 10 Year Note (06/2002)                              140                (46)
Eurodollar December Futures (12/2002)                           1,200             (1,397)
                                                                             -----------
                                                                             $    (1,314)
                                                                             ===========

(c) Premiums received on written options:

                                                               # of
Type                                                      Contracts     Premium      Value
---------------------------------------------------------------------------------------------
Call - OTC Broken Hill Proprietary Ltd.
   6.420% due 03/01/2026
   Strike @ 100.000 Exp. 03/01/2003                       27,850,000   $      0   $    1,021
Call - OTC Norfolk Southern Corp.
   7.050% due 05/01/2037
   Strike @ 100.000 Exp. 05/01/2004                       20,975,000          0            0
Call - CME Eurodollar December Futures
   Strike @ 97.250 Exp. 12/16/2002                               368        189           51
Put - CME Eurodollar December Futures
   Strike @ 96.250 Exp. 12/16/2002                             1,396      1,024        1,745
                                                                       ---------------------
                                                                       $  1,213   $    2,817
                                                                       =====================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.


                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 85

Short-Term Fund
March 31, 2002

(f) Foreign forward currency contracts outstanding at March 31, 2002:


                             Principal
                                Amount
                            Covered by         Settlement        Unrealized Type
Type        Currency          Contract              Month         (Depreciation)
--------------------------------------------------------------------------------
Sell              BP               619            05/2002        $           (1)
                                                                 ---------------
(g) Principal amount denoted in indicated currency:

       BP - British Pound

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Swap agreements outstanding at March 31, 2002:


                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                         $  5,000  $        (366)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2007                                            7,900            (95)

Receive floating rate based on 3-month LIBOR plus
0.700% and pay a fixed rate equal to 6.420%.

Broker: Morgan Stanley
Exp. 03/01/2003                                           27,850           (708)

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.

Broker: Morgan Stanley
Exp. 05/01/2004                                           20,975           (710)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 07/11/2003                                            5,000            (23)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                            4,000             (2)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                            1,600            (98)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc. 5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002 $                                         11,800            (20)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                           13,300              2

Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.

Broker: Credit Suisse First Boston International
Exp. 04/30/2005                                            5,000             42

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2006.

Broker: J.P. Morgan Chase & Co.
Exp. 12/14/2002                                            5,000             15

Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of South Africa 9.125% due 05/19/2009.

Broker: J.P. Morgan Chase & Co.
Exp. 07/28/2003                                            9,600             14

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston International
Exp. 03/08/2003                                            8,300              0
                                                                  -------------
                                                                  $      (1,949)
                                                                  =============

(k) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                        Coupon
Type                       (%)      Maturity       Par        Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note       5.500    05/15/2009    15,300    $  15,495    $  15,542
                                                          ----------------------

86  PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
StocksPLUS Fund
March 31, 2002

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 21.2%

Banking & Finance 10.7%
Atlas Reinsurance PLC
     5.563% due 10/04/2004 (d)                          $    7,000    $    6,983
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                                   1,100         1,125
     2.762% due 05/24/2004 (d)                              21,600        21,584
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                     560           569
Capital One Bank
     2.852% due 06/23/2003 (d)                               5,400         5,379
Chrysler Financial Co. LLC
     2.273% due 02/10/2003 (d)                               9,600         9,513
Donaldson, Lufkin & Jenrette, Inc.
     2.250% due 04/25/2003 (d)                               6,900         6,921
General Motors Acceptance Corp.
     2.800% due 05/17/2004 (d)                               5,800         5,710
Golden State Holdings
     2.860% due 08/01/2003 (d)                               6,000         5,932
Lehman Brothers Holdings, Inc.
     2.381% due 06/03/2002 (d)                                 600           600
     2.275% due 07/06/2004 (d)                               3,005         2,997
Nacional Financiera
     3.765% due 05/08/2003 (d)                               6,000         6,104
National Australia Bank Ltd.
     2.725% due 05/19/2010 (d)                              11,700        11,719
Old Kent Bank
     2.610% due 11/01/2005 (d)                               4,500         4,495
Popular North America, Inc.
     4.080% due 10/15/2003 (d)                               4,700         4,719
Republic New York Corp.
     5.000% due 10/28/2002 (d)                                 100           101
Salomon Smith Barney Holdings, Inc.
     2.120% due 02/11/2003 (d)                               3,100         3,105
Trinom Ltd.
     7.910% due 12/18/2004 (d)                               1,200         1,208
Western Capital
     7.370% due 01/07/2003                                   7,300         7,300
                                                                      ----------
                                                                         106,064
                                                                      ==========
Industrials 8.5%
Air Canada
     2.662% due 07/31/2005 (d)                               7,636         5,741
Cemex SA de CV
     9.250% due 06/17/2002                                     300           305
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                                 600           600
Conoco, Inc.
     3.251% due 10/15/2002 (d)                               6,000         6,008
CSX Corp.
     2.618% due 06/24/2002 (d)                               6,900         6,899
Enron Corp.
     8.000% due 08/15/2005 (j)                               1,100           341
Kroger Co.
     7.150% due 03/01/2003                                  12,115        12,484
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                  29,900        30,007
TCI Communications, Inc.
     2.601% due 03/11/2003 (d)                               4,000         4,009
Walt Disney Co.
     3.900% due 09/15/2003                                   4,700         4,682
Waste Management, Inc.
     7.700% due 10/01/2002                                   9,200         9,355
Weyerhaeuser Co.
     3.045% due 09/15/2003 (d)                               3,200         3,200
                                                                      ----------
                                                                          83,631
                                                                      ==========
Utilities 2.0%
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                                   3,700         3,820
France Telecom
     3.613% due 03/14/2003 (d)                               9,200         9,227
Georgia Power Co.
     5.250% due 05/08/2003                                   3,800         3,866
Niagara Mohawk Power Co.
     7.375% due 07/01/2003                                   1,815         1,893
Sprint Capital Corp.
     2.370% due 06/10/2002 (d)                               1,100         1,100
                                                                      ----------
                                                                          19,906
                                                                      ----------
Total Corporate Bonds & Notes                                            209,601
                                                                      ==========
(Cost $ 211,326)

   U.S. TREASURY OBLIGATIONS 7.0%

Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                              53,738        54,653
     3.625% due 01/15/2008 (b)                              13,483        13,841
     3.875% due 01/15/2009                                     756           785
                                                                      ----------
Total U.S. Treasury Obligations                                           69,279
                                                                      ==========
(Cost $68,088)

   MORTGAGE-BACKED SECURITIES 25.3%

Collateralized Mortgage Obligations 11.2%
Bank Mart
     6.883% due 03/01/2019 (d)(k)                            3,093         3,134
Bank of America Mortgage Securities, Inc.
     6.069% due 06/25/2031 (d)                               2,874         3,079
Bear Stearns Adjustable Rate Mortgage Trust
     6.184% due 12/25/2031 (d)                               8,195         8,236
     6.299% due 01/25/2032 (d)                               1,599         1,598
Countrywide Home Loans
     6.050% due 04/25/2029                                   2,055         2,077
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                     615           626
     2.310% due 11/25/2031 (d)                               8,232         8,215
     2.250% due 02/25/2032 (d)                               5,946         5,946
     2.478% due 03/25/2032 (d)                              10,600        10,600
DLJ Acceptance Trust
     7.620% due 10/17/2020 (d)                                  88            90
Fannie Mae
     6.727% due 04/25/2020                                      15            15
     6.500% due 05/18/2024                                     496           500
Freddie Mac
     6.200% due 08/15/2021                                   2,295         2,325
     6.500% due 08/15/2023                                     318           318
     5.500% due 11/15/2024                                  17,857        18,217
Fund America Investors Corp. II
     7.184% due 06/25/2023 (d)                                  70            70
General Electric Capital Mortgage Services, Inc.
     6.300% due 09/25/2023                                     509           515
     6.250% due 10/25/2028                                     252           254
     6.250% due 12/25/2028                                   1,444         1,401
Government National Mortgage Association
     4.010% due 09/20/2030 (d)                                 118           118
Housing Securities, Inc.
     4.505% due 07/25/2032 (d)                                 255           255
J.P. Morgan Commercial Mortgage Finance Corp.
     7.664% due 01/25/2018 (d)                                  12            12
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                                     191           191
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                     812           817
     7.480% due 10/25/2030 (d)                               1,689         1,730
Resecuritization Mortgage Trust
     2.175% due 04/26/2021 (d)                                  64            64
Residential Accredit Loans, Inc.
     8.000% due 06/25/2030                                   2,334         2,343
Residential Funding Mortgage Securities, Inc.
     6.599% due 03/25/2018 (d)                                 924           923
Salomon Brothers Mortgage Securities VII
     1.000% due 12/25/2030 (d)                              12,138        12,984
Structured Asset Mortgage Investments, Inc.
     9.066% due 06/25/2029 (d)                               9,538        10,570
Structured Asset Securities Corp.
     2.410% due 03/25/2031 (d)                               6,361         6,379
     6.775% due 09/25/2036 (d)                                 472           466
TMA Mortgage Funding Trust
     2.140% due 01/25/2029 (d)                               2,473         2,473

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 87

StocksPLUS Fund
March 31, 2002
                                                   Principal
                                                      Amount           Value
                                                      (000s)          (000s)
-----------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.
     6.010% due 04/25/2031 (d)                     $   4,500        $  4,475
                                                                    --------
                                                                     111,018
                                                                    ========
Fannie Mae 7.7%
     6.000% due 01/01/2017-05/16/2017 (i)             66,965          66,504
     6.252% due 12/01/2023 (d)                            15              15
     6.328% due 11/01/2027-04/01/2028 (d)(i)             358             366
     6.446% due 07/01/2018-08/01/2029 (d)(i)           1,263           1,287
     6.500% due 09/01/2005                             2,607           2,675
     6.764% due 02/01/2027 (d)                            25              26
     6.867% due 04/01/2018 (d)                            86              88
     7.900% due 05/01/2022 (d)                            93              94
     8.000% due 03/01/2030-07/01/2031 (i)              4,483           4,708
                                                                    --------
                                                                      75,763
                                                                    ========
Freddie Mac 0.3%
     6.768% due 07/01/2019 (d)                         1,917           1,942
     7.616% due 12/01/2022 (d)                           350             359
     8.161% due 06/01/2022 (d)                           199             203
     8.500% due 04/01/2025-06/01/2025 (i)                 58              62
                                                                    --------
                                                                       2,566
                                                                    ========
Government National Mortgage Association 6.1%
     6.750% due 07/20/2018-07/20/2027 (d)(i)          15,186          15,560
     7.000% due 01/15/2029-12/15/2029 (i)                833             849
     7.125% due 12/20/2022-12/20/2027 (d)(i)           3,338           3,426
     7.375% due 02/20/2026-02/20/2028 (d)(i)           8,776           8,963
     7.500% due 09/15/2029-10/15/2031 (i)                909             946
     8.000% due 04/20/2030-01/20/2031 (d)(i)          29,026          30,453
                                                                    --------
                                                                      60,197
                                                                    ========
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
     6.500% due 09/25/2008                                77               7
     6.500% due 02/25/2021                               442               8
     7.000% due 07/25/2021                               363              39
     6.500% due 03/25/2023                             1,565             195
Freddie Mac (IO)
     6.500% due 08/15/2006                                29               0
                                                                    --------
                                                                         249
                                                                    --------
Total Mortgage-Backed Securities                                     249,791
                                                                    ========
(Cost $248,284)

ASSET-BACKED SECURITIES 5.7%

ABSC Long Beach Home Equity Loan Trust
     2.191% due 08/21/2030 (d)                         3,350           3,354
AFC Home Equity Loan Trust
     1.910% due 06/25/2028 (d)                         3,785           3,771
Amresco Residential Securities Mortgage Loan Trust
     2.851% due 07/25/2027 (d)                            15              15
Argentina Funding Corp.
     2.362% due 05/20/2003 (d)                         5,333           5,343
Countrywide Asset-Backed Certificates
     2.070% due 05/25/2029 (d)                         4,917           4,898
Cross Country Master Credit Card Trust II
     2.580% due 06/15/2006 (d)                        15,400          15,494
Green Tree Financial Corp.
     6.970% due 04/01/2031                             3,000           3,095
Green Tree Home Improvement Loan Trust
     2.300% due 11/15/2029 (d)                         3,572           3,575
Novastar Home Equity Loan
     2.695% due 04/25/2028 (d)                         1,504           1,504
SallieMae
     5.141% due 07/25/2004 (d)                            46              46
     2.372% due 10/25/2005 (d)                         2,440           2,448
     2.158% due 04/25/2006 (d)                         1,185           1,187
Starwood Hotels & Resorts
     2.656% due 02/23/2003                             7,494           7,414
USAA Auto Loan Grantor Trust
     6.100% due 02/15/2006                             4,415           4,508
                                                                    --------
Total Asset-Backed Securities                                         56,652
                                                                    ========
(Cost $56,451)

SOVEREIGN ISSUES 3.1%

Hydro-Quebec
     5.187% due 09/29/2049 (d)                         1,200           1,045
Republic of Brazil
     3.187% due 04/15/2006 (d)                        20,772          19,241
     3.250% due 04/15/2009 (d)                           971             832
Republic of Panama
     2.990% due 05/10/2002 (d)                           275             274
United Mexican States
     5.625% due 04/07/2004 (d)                         9,000           9,023
                                                                    --------
Total Sovereign Issues                                                30,415
                                                                    ========
(Cost $30,713)

FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%

Commonwealth of New Zealand
     4.500% due 02/15/2016 (g)                     N$  9,750           4,646
United Mexican States
     8.750% due 05/30/2002                         BP  3,000           4,292
     7.000% due 06/02/2003                         C$  6,000           3,773
                                                                    --------
Total Foreign Currency-Denominated Issues                             12,711
                                                                    ========
(Cost $ 15,307)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                  94,000               1
     Strike @ 92.500 Exp. 06/30/2002                 743,000               5
     Strike @ 96.250 Exp. 06/17/2002                 200,000               3
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                  6,200               0
                                                                    --------
Total Purchased Put Options                                                9
                                                                    ========
(Cost $13)

PREFERRED SECURITY 0.1%

                                                      Shares
DG Funding Trust

     4.159% due 12/29/2049 (d)                           110           1,133
                                                                    --------
Total Preferred Security                                               1,133
                                                                    ========
(Cost $1,103)

PREFERRED STOCK 0.8%

TCI Communications, Inc.
     9.720% due 12/31/2036                           303,565           7,595
                                                                    --------
Total Preferred Stock                                                  7,595
                                                                    ========
(Cost $7,996)

SHORT-TERM INSTRUMENTS 41.1%

                                                   Principal
                                                      Amount
                                                      (000s)

Commercial Paper 38.0%
Abbey National North America
     1.920% due 04/01/2002                        $   38,000          38,000
BP Amoco Capital PLC
     1.850% due 04/01/2002                            49,000          49,000
Fannie Mae
     1.750% due 05/08/2002 (b)                            30              30
     1.900% due 08/21/2002                            28,000          27,767
     1.880% due 08/28/2002                             9,000           8,921
Federal Home Loan Bank
     1.775% due 04/24/2002                            10,000           9,989
Freddie Mac
     1.785% due 04/30/2002 (b)                         3,400           3,395
     1.800% due 05/07/2002 (b)                         2,100           2,096
     0.010% due 08/30/2002                            16,000          15,856
     2.085% due 09/12/2002                            29,000          28,712
Gillette Co.
     1.820% due 04/01/2002                            38,000          38,000
Goldman Sachs Group, Inc.
     1.860% due 04/03/2002                            49,000          48,995

88 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
-------------------------------------------------------------------------------
Sprint Capital Corp.
     3.210% due 04/23/2002                         $  17,100        $    17,066
     3.450% due 05/07/2002                               600                598
TotalFinaElf SA
     1.870% due 04/02/2002                            38,000             37,998
UBS Finance, Inc.
     1.850% due 04/01/2002                            49,000             49,000
                                                                    -----------
                                                                        375,423
                                                                    ===========
Repurchase Agreement 1.5%
State Street Bank
     1.550% due 04/01/2002                            13,979             13,979
                                                                    -----------
     (Dated 03/28/2002. Collateralized by U.S.
     Treasury Bond 8.500% due 02/15/2020 valued at $14,261. Repurchase proceeds are $13,981.)

U.S. Treasury Bills 1.6%
     1.711% due 05/02/2002 (b)(i)                     16,105             16,081
                                                                    -----------
Total Short-Term Instruments                                            405,483
                                                                    ===========
(Cost $405,547)

Total Investments (a) 105.6%                                        $ 1,042,669
(Cost $1,044,828)

Written Options (c) (0.3%)                                               (3,240)
(Premiums $2,886)

Other Assets and Liabilities (Net) (5.3%)                               (52,265)
                                                                    -----------
Net Assets 100.0%                                                   $   987,164
                                                                    ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,044,837 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (6,874)
                                                                    -----------
Unrealized depreciation-net                                         $    (2,168)
                                                                    ===========

(b) Securities with an aggregate market value of $78,612 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                        # of      Appreciation/
Type                                               Contracts     (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                       99        $        51
S&P 500 Index (06/2002)                                2,536             27,293
S&P 500 Index (09/2002)                                  100               (399)
Eurodollar June Futures (06/2002)                         47                278
Eurodollar September Futures (09/2002)                    11                 (5)
Eurodollar March Futures (03/2003)                        82                247
                                                                    -----------
                                                                    $    27,465
                                                                    ===========

(c) Premiums received on written options:
                                                  # of
Type                                         Contracts    Premium         Value
-------------------------------------------------------------------------------
Call - OTC Japanese Yen vs. U.S. Dollar
   Strike @ 141.500 Exp. 06/05/2002        637,352,000  $     321   $       325
Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.935 Exp. 06/05/2002           28,595,000      1,751         1,858
Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.930 Exp. 05/08/2002            2,280,000        144           135
Put - CME Eurodollar June Futures
   Strike @ 95.500 Exp. 06/17/2002                 184        134             1
Put - CME Eurodollar June Futures
   Strike @ 95.750 Exp. 06/17/2002                  84         51             1
Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                  60         45             0
Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp. 09/16/2002                 115         71           175
Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002                  44         24            34
Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002                 149         66           142
Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002                 351        279           569
                                                         ----------------------
                                                         $  2,886   $     3,240
                                                         ======================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Foreign forward currency contracts outstanding at March 31, 2002:

                              Principal
                                 Amount                              Unrealized
                             Covered by         Settlement        Appreciation/
Type        Currency           Contract              Month       (Depreciation)
-------------------------------------------------------------------------------
Sell           BP                 3,975            05/2002       $           (3)
Sell           C$                 6,736            04/2002                    7
Buy            EC                37,275            04/2002                 (501)
Sell                              6,916            04/2002                  (17)
Sell                              2,170            05/2002                   (5)
Sell                             26,598            06/2002                  171
Buy            JY             4,486,155            04/2002                 (191)
Sell                          5,379,859            04/2002                  526
Buy                           1,398,453            06/2002                   13
Sell                            813,856            06/2002                    0
Sell           N$                10,942            04/2002                 (245)
                                                                 --------------
                                                                 $         (245)
                                                                 ==============

(f) Principal amount denoted in indicated currency:

           BP - British Pound
           C$ - Canadian Dollar
           EC - Euro
           JY - Japanese Yen
           N$ - New Zealand Dollar

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 89

StocksPLUS Fund
March 31, 2002

--------------------------------------------------------------------------------
(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2002:


                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.160%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                       $    43,161       $    0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                            56,692            0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.190%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/26/2003                                            89,635            0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                            20,193            0

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                            10,500         (168)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                            15,500           47

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Bank One Corp. 6.500% due 02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                            17,000           (3)
                                                                        -------
                                                                        $ (124)
                                                                        =======

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j)  Security is in default.

(k)  Restricted security.


90 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Strategic Balanced Fund
March 31, 2002

                                                                      Value
                                                        Shares        (000s)
------------------------------------------------------------------------------
PIMCO FUNDS (b)    109.6%

StocksPLUS                                            $  4,046,192  $   40,907
Total Return                                             2,530,686      26,344
                                                                    ----------
Total Investments (a) 109.6%                                        $   67,251
(Cost $74,367)

Other Assets and Liabilities (Net) (9.6%)                               (5,888)
                                                                    ----------

Net Assets 100.0%                                                   $   61,363
                                                                    ==========

Notes to Schedule of Investments (amounts in thousands):

(a)  At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $77,329 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $      166

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (10,244)
                                                                    ----------
Unrealized depreciation-net                                         $  (10,078)
                                                                    ==========

(b)  Institutional Class of each PIMCO fund.

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 91

Schedule of Investments
Total Return Fund
March 31, 2002

                                                        Principal
                                                           Amount       Value
                                                           (000s)      (000s)
-----------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 32.5%

Banking & Finance 19.1%
AB Spintab
     6.800% due 12/29/2049 (d)                          $     250   $     253
Abbey National Capital Trust I
     8.963% due 12/29/2049 (d)                             20,800      23,529
Abbey National PLC
     6.700% due 06/29/2049 (d)                              5,000       4,939
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                                    150         160
Ahold Finance USA, Inc.
     6.875% due 05/01/2029                                 11,000      10,304
Air 2 US
     8.027% due 10/01/2019                                  9,543       9,224
Allstate Corp.
     7.875% due 05/01/2005                                    100         107
     6.750% due 05/15/2018                                    280         271
     6.900% due 05/15/2038                                 87,200      83,249
Allstate Life Funding LLC
     2.110% due 07/26/2004 (d)                              5,000       5,002
AMERCO
     7.135% due 10/15/2002                                 15,000      15,219
American Express Co.
     5.625% due 01/22/2004                                 22,700      23,154
     7.450% due 08/10/2005                                  1,000       1,072
American General Finance
     7.450% due 07/01/2002                                    200         202
     6.250% due 12/18/2002                                  1,165       1,194
     6.375% due 03/01/2003                                    350         361
     6.170% due 05/06/2003                                  3,200       3,298
     8.125% due 03/15/2046                                    270         295
Aon Capital Trust A
     8.205% due 01/01/2027                                    725         700
Aristar, Inc.
     7.375% due 09/01/2004                                 20,000      21,098
Associates Corp. of North America
     7.500% due 04/15/2002                                    185         185
     6.500% due 07/15/2002                                    750         759
     6.375% due 07/15/2002                                    175         177
     6.000% due 12/01/2002                                    500         510
     5.750% due 11/01/2003                                  5,425       5,586
     5.800% due 04/20/2004                                    450         463
     6.625% due 06/15/2005                                    100         104
Atlas Reinsurance PLC
     4.563% due 04/04/2003 (d)                             22,700      22,643
     5.563% due 10/04/2004 (d)                              3,000       2,993
Avalon Properties, Inc.
     7.375% due 09/15/2002                                  2,565       2,611
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                                 30,050      31,628
Banesto Delaware, Inc.
     8.250% due 07/28/2002                                 43,900      44,596
Bank of America Corp.
     8.125% due 06/15/2002                                    350         354
     7.750% due 07/15/2002                                    510         517
     7.750% due 08/01/2002                                    896         898
     7.200% due 09/15/2002                                  1,000       1,019
     7.500% due 10/15/2002                                  1,200       1,229
     6.850% due 03/01/2003                                     65          67
     9.200% due 05/15/2003                                     90          96
     6.875% due 06/01/2003                                    100         104
     6.500% due 08/15/2003                                    150         156
     6.125% due 07/15/2004                                    600         621
     2.151% due 08/26/2005 (d)                             41,100      41,089
     6.750% due 09/15/2005                                    200         209
     7.800% due 02/15/2010                                    300         325
     7.400% due 01/15/2011                                 25,600      27,076
     8.570% due 11/15/2024                                    125         145
Bank One Corp.
     2.265% due 09/26/2003 (d)                              9,800       9,811
     2.170% due 05/07/2004 (d)                              8,200       8,209
     2.100% due 05/10/2004 (d)                            121,400     121,434
     5.900% due 11/15/2011                                 84,100      80,561
Banponce Financial Corp.
     7.125% due 05/02/2002                                  4,700       4,719
Bayerische Landesbank NY
     6.200% due 02/09/2006                                    250         254
Bear Stearns Cos., Inc.
     6.488% due 10/02/2002                                  5,000       5,098
     2.340% due 12/16/2002 (d)                             48,900      48,987
     6.125% due 02/01/2003                                     25          26
     2.397% due 03/28/2003 (d)                            102,040     102,070
     6.750% due 04/15/2003                                    105         108
     2.228% due 05/06/2003 (d)                             25,000      24,985
     2.235% due 05/16/2003 (d)                             43,300      43,273
     2.150% due 07/22/2003 (d)                             25,500      25,390
     6.700% due 08/01/2003                                    100         104
     2.200% due 12/01/2003 (d)                            107,100     107,208
     6.625% due 01/15/2004                                    200         208
     6.150% due 03/02/2004                                    200         206
     8.750% due 03/15/2004                                     75          81
     2.510% due 05/24/2004 (d)                             29,300      29,279
     2.331% due 06/01/2004 (d)                             12,665      12,594
     2.310% due 09/16/2005 (d)                             16,000      15,813
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                    190         193
Beneficial Corp.
     8.000% due 06/18/2002                                    400         405
     6.030% due 01/14/2003                                    320         327
Bombardier Capital Trust I
     2.550% due 06/15/2002 (d)                             16,150      14,806
Bombardier Capital Trust II
     2.550% due 06/09/2032 (d)                              3,600       3,234
Bombardier Capital Trust III
     2.550% due 06/09/2032 (d)                              7,200       6,468
Bombardier Capital, Inc.
     7.300% due 12/15/2002                                  9,000       9,244
Chase Manhanttan Corp.
     5.750% due 04/15/2004                                    150         154
     6.000% due 11/01/2005                                     50          51
     6.125% due 11/01/2008                                    400         393
Chrysler Financial Co. LLC
     2.026% due 07/17/2002 (d)                             30,000      29,923
     2.041% due 08/08/2002 (d)                             80,500      80,213
     2.081% due 02/03/2003 (d)                             65,000      64,434
     2.071% due 02/10/2003 (d)                             17,700      17,540
     2.071% due 03/06/2003 (d)                             35,000      34,667
     2.061% due 03/10/2003 (d)                             65,000      64,367
     2.021% due 06/18/2003 (d)                             39,500      38,965
Chubb Capital Corp.
     6.875% due 02/01/2003                                    100         103
Cincinnati Financial Corp.
     6.900% due 05/15/2028                                111,870     104,441
CIT Group, Inc.
     1.930% due 04/24/2002 (d)                             47,000      46,955
     2.150% due 09/13/2002 (d)                             35,422      35,344
     2.325% due 04/07/2003 (d)                             19,277      19,090
     5.625% due 10/15/2003                                    250         251
Citicorp
     8.000% due 02/01/2003                                    250         260
CitiFinancial Credit Co.
     6.875% due 05/01/2002                                    335         336
     6.375% due 09/15/2002                                    115         117
     7.750% due 03/01/2005                                    550         595
     6.750% due 07/01/2007                                    450         469
Citigroup, Inc.
     5.800% due 03/15/2004                                    200         206
     6.750% due 12/01/2005                                    100         105
     7.250% due 10/01/2010                                    325         342
     6.500% due 01/18/2011                                 34,500      34,726
     6.000% due 02/21/2012                                113,000     109,332
     6.000% due 11/25/2031                                  3,618       2,834
CNA Financial Corp.
     6.250% due 11/15/2003                                     65          64
Comerica Bank
     7.250% due 06/15/2007                                    200         207
Conoco Funding Co.
     6.350% due 10/15/2011                                 36,000      35,784

92 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount       Value
                                                           (000s)      (000s)
-----------------------------------------------------------------------------

Countrywide Home Loans
   6.250% due 04/15/2009                                $     600   $     589
Credit Asset Receivable LLC
   6.274% due 10/31/2003                                   21,722      21,417
Credit Industriel et Commercial (CIC)
   3.460% due 06/29/2049 (d)                                1,500       1,487
Credit Suisse First Boston USA, Inc.
   6.500% due 01/15/2012                                   41,000      40,345
DBS Group Holdings Ltd.
   7.875% due 08/10/2009                                    6,000       6,457
Donaldson, Lufkin & Jenrette, Inc.
   2.250% due 04/25/2003 (d)                                5,600       5,617
   6.170% due 07/15/2003                                   20,000      20,600
   2.235% due 07/18/2003 (d)                                5,000       5,015
Dow Capital BV
   7.125% due 01/15/2003                                      100         103
Duke Capital Corp.
   7.250% due 10/01/2004                                   19,000      20,024
Export-Import Bank Korea
   6.500% due 11/15/2006                                    6,445       6,586
   7.100% due 03/15/2007                                   20,100      21,104
Exxon Capital Corp.
   6.125% due 09/08/2008                                    2,000       2,015
Farmers Insurance
   8.625% due 05/01/2024                                      275         256
Finova Group, Inc.(e)
   7.500% due 11/15/2009                                   25,875       9,121
First Chicago Corp.
   4.250% due 07/28/2003 (d)                                   50          50
First National Bank Chicago
   8.080% due 01/05/2018                                      250         259
First Security Corp.
   5.875% due 11/01/2003                                    9,325       9,615
First Union Corp.
   2.360% due 03/31/2005 (d)                                2,500       2,507
Ford Credit Canada
   2.150% due 12/16/2002 (d)                               95,600      94,730
Ford Motor Credit Co.
   8.000% due 06/15/2002                                      150         151
   2.060% due 08/01/2002 (d)                               56,000      55,735
   6.550% due 09/10/2002                                    4,000       4,048
   7.750% due 11/15/2002                                    5,730       5,847
   6.000% due 01/14/2003                                    1,100       1,111
   7.500% due 01/15/2003                                      250         255
   2.020% due 02/03/2003 (d)                               40,000      39,467
   2.017% due 02/13/2003 (d)                              301,185     296,985
   2.180% due 03/17/2003 (d)                               54,800      53,911
   2.413% due 04/17/2003 (d)                               71,180      70,347
   6.125% due 04/28/2003                                   32,357      32,722
   2.170% due 06/02/2003 (d)                               77,100      75,697
   2.300% due 06/20/2003 (d)                               34,100      33,466
   2.530% due 06/23/2003 (d)                              184,650     181,717
   6.625% due 06/30/2003                                      825         837
   2.170% due 11/24/2003 (d)                               47,000      45,675
   5.750% due 02/23/2004                                    2,516       2,505
   2.720% due 03/08/2004 (d)                               93,400      90,521
   2.060% due 04/26/2004 (d)                               63,000      60,525
   2.100% due 06/02/2004 (d)                                1,500       1,430
   7.500% due 06/15/2004                                      100         103
   2.630% due 06/21/2004 (d)                              160,000     154,472
   6.700% due 07/16/2004                                   92,905      94,169
   2.120% due 07/19/2004 (d)                              142,700     136,766
   8.250% due 02/23/2005                                    2,500       2,597
   7.500% due 03/15/2005                                   17,000      17,271
   1.997% due 04/28/2005 (d)                               58,000      54,499
   2.497% due 06/30/2005 (d)                               70,000      66,161
   2.155% due 07/18/2005 (d)                               27,400      25,864
   7.600% due 08/01/2005                                    5,000       5,098
   6.375% due 12/15/2005                                      100          98
   6.875% due 02/01/2006                                      190         189
   7.200% due 06/15/2007                                       25          25
   5.800% due 01/12/2009                                      155         140
Gemstone Investors Ltd.
   7.710% due 10/31/2004                                  103,600     103,484
   5.650% due 03/31/2003                                      125         128
   6.800% due 11/01/2005                                      100         106
   7.875% due 12/01/2006                                       30          33
   8.500% due 07/24/2008                                      100         112
   7.375% due 01/19/2010                                      200         213
   6.875% due 11/15/2010                                      100         103
   6.900% due 09/15/2015                                      100         103
General Motors Acceptance Corp.
   6.250% due 08/15/2002                                      100         101
   7.000% due 09/15/2002                                      250         254
   6.625% due 10/01/2002                                    5,000       5,064
   2.000% due 11/12/2002 (d)                               10,200      10,153
   2.121% due 12/09/2002 (d)                               64,050      63,700
   6.750% due 12/10/2002                                      500         512
   6.200% due 12/15/2002                                      500         511
   5.480% due 12/16/2002                                      150         152
   6.000% due 01/15/2003                                      990       1,011
   5.875% due 01/22/2003                                  115,500     116,935
   2.050% due 02/14/2003 (d)                               12,600      12,497
   2.071% due 03/10/2003 (d)                                7,000       6,931
   5.950% due 03/14/2003                                    9,193       9,314
   6.750% due 03/15/2003                                   49,725      50,768
   7.125% due 05/01/2003                                   36,000      36,885
   2.410% due 05/16/2003 (d)                              105,575     104,691
   2.638% due 07/20/2003 (d)                                5,864       5,864
   2.045% due 07/21/2003 (d)                               33,900      33,458
   2.210% due 08/04/2003 (d)                              214,595     211,869
   2.010% due 08/18/2003 (d)                              133,390     131,415
   5.550% due 09/15/2003                                   32,000      32,251
   6.625% due 10/20/2003                                    2,000       2,046
   2.200% due 11/07/2003 (d)                                1,000         984
   5.750% due 11/10/2003                                    1,100       1,109
   2.490% due 01/20/2004 (d)                              404,206     399,650
   2.843% due 03/22/2004 (d)                              128,600     127,225
   2.125% due 04/05/2004 (d)                               60,600      59,214
   2.600% due 05/10/2004 (d)                              149,100     146,782
   2.610% due 05/17/2004 (d)                               36,300      35,736
   2.151% due 05/28/2004 (d)                               73,000      71,557
   6.850% due 06/17/2004                                    1,200       1,228
   2.200% due 07/20/2004 (d)                               11,600      11,338
   2.120% due 07/21/2004 (d)                               32,300      31,511
   2.270% due 07/30/2004 (d)                               50,200      49,023
   2.598% due 09/20/2004 (d)                               19,669      19,643
   6.625% due 10/15/2005                                      100         101
   6.650% due 11/17/2005                                      500         503
   6.750% due 01/15/2006                                      440         446
   6.150% due 04/05/2007                                      150         147
   8.950% due 07/02/2009                                   12,064      13,075
   7.430% due 12/01/2021                                      260         262
   8.000% due 11/01/2031                                  163,540     164,153
Golden State Holdings
   2.860% due 08/01/2003 (d)                                  500         494
Goldman Sachs Group, Inc.
   6.625% due 12/01/2004                                      275         288
   7.625% due 08/17/2005                                   23,750      25,463
   2.600% due 02/09/2009 (d)                               10,000      10,059
   6.500% due 02/25/2009                                      140         141
Halyard RE
  10.376% due 04/05/2002 (d)                                1,800       1,792
Hartford Life, Inc.
   6.900% due 06/15/2004                                      600         628
Heller Financial, Inc.
   1.990% due 04/26/2002 (d)                               12,000      12,003
   2.078% due 05/07/2002 (d)                               25,700      25,709
   2.062% due 05/13/2002 (d)                               10,000      10,004
   7.000% due 05/15/2002                                    3,300       3,318
   6.500% due 07/22/2002                                      140         142
   2.175% due 07/24/2002 (d)                               16,200      16,218
   2.070% due 04/28/2003 (d)                               53,500      53,809
   2.040% due 04/28/2003 (d)                               26,000      26,147
Hertz Corp.
   7.000% due 07/15/2003                                   13,300      13,356
Hitachi Credit America
   2.270% due 10/15/2003 (d)                               11,500      11,511

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 93

Total Return Fund
March 31, 2002

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Household Bank
     1.997% due 10/22/2003 (d)                      $   18,000    $   17,863
Household Capital Trust III
     1.558% due 06/26/2004 (d)                          23,925        22,675
Household Finance Corp.
     2.025% due 05/07/2002 (d)                          43,450        43,438
     7.080% due 06/03/2002                              15,000        15,120
     5.875% due 11/01/2002                                 200           203
     6.125% due 02/27/2003                                 500           508
     2.278% due 06/24/2003 (d)                          32,900        32,677
     2.251% due 05/28/2004 (d)                         217,200       213,600
Household Netherlands BV
     6.125% due 03/01/2003                              18,100        18,383
HSBC Capital Funding LP
     9.547% due 12/31/2049 (d)                          76,400        88,208
    10.176% due 12/31/2049 (d)                          56,160        65,335
Industrial Bank of Korea
     8.375% due 09/30/2002                               9,500         9,766
Inter-American Development Bank
     5.375% due 01/18/2006                             131,500       133,066
     8.875% due 06/01/2009                                 200           234
     7.375% due 01/15/2010                               4,200         4,595
International Bank for Reconstruction & Development
     7.000% due 01/27/2005                               1,000         1,066
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                  30            31
     6.698% due 02/15/2012 (d)                             600           563
JET Equipment Trust
    10.000% due 06/15/2012                                  80            66
    10.690% due 05/01/2015                                 100            83
John Hancock
     7.375% due 02/15/2024                                 360           352
Juno RE Ltd.
     6.180% due 06/26/2002 (d)                          27,750        27,910
KBC Bank Fund Trust III
     9.860% due 11/02/2049 (d)                           5,700         6,452
Key Bank USA NA
     7.550% due 09/15/2006                                 350           370
Korea Development Bank
     7.625% due 10/01/2002                              14,420        14,752
     6.500% due 11/15/2002                                 440           449
     6.625% due 11/21/2003                               2,090         2,168
     7.125% due 04/22/2004                                 320           336
     6.750% due 12/01/2005                                  55            57
     7.250% due 05/15/2006                                  50            53
Landesbank Baden-Wuerttemberg AG
     6.350% due 04/01/2012                              60,000        59,862
LB Rheinland - PFALZ
     6.875% due 02/23/2028                               3,400         3,334
Lehman Brothers Holdings, Inc.
     6.375% due 05/07/2002                              62,890        63,149
     8.750% due 05/15/2002                                 219           220
     4.290% due 06/03/2002 (d)                             600           600
     7.125% due 07/15/2002                                 100           101
     2.220% due 08/12/2002 (d)                           6,500         6,502
     2.671% due 08/28/2002 (d)                           6,500         6,530
     2.200% due 09/03/2002 (d)                          14,000        14,004
     2.510% due 12/12/2002 (d)                          60,100        60,262
     2.263% due 04/04/2003 (d)                          16,450        16,480
     2.275% due 07/06/2004 (d)                         105,751       105,454
     7.625% due 06/01/2006                                 350           373
     8.250% due 06/15/2007                                  70            77
LG&E Capital Corp.
     6.205% due 05/01/2004                               1,000         1,020
     6.460% due 01/15/2008                               3,000         2,910
Liberty Mutual Insurance
     8.200% due 05/04/2007                              17,510        18,062
Lion Connecticut Holdings
     6.375% due 08/15/2003                                 200           206
     7.250% due 08/15/2023                                  50            50
Lloyds TSB Bank PLC
     2.301% due 08/25/2010 (d)                           3,000         3,012
MBNA America Bank
     2.050% due 04/25/2002 (d)                           1,000         1,000
MCN Investment Corp.
     7.120% due 01/16/2004                               7,500         7,701
Merrill Lynch & Co.
     7.375% due 08/17/2002                                 300           305
     8.300% due 11/01/2002                                 700           722
     6.000% due 02/12/2003                                 500           512
     6.875% due 03/01/2003                                 140           144
     2.168% due 06/24/2003 (d)                          32,000        32,022
     2.140% due 08/01/2003 (d)                          22,000        22,048
     2.160% due 08/04/2003 (d)                          29,000        29,064
     2.201% due 05/21/2004 (d)                          62,120        62,185
     6.550% due 08/01/2004                               2,400         2,509
     7.000% due 04/27/2008                                 100           105
Metlife, Inc.
     6.125% due 12/01/2011                              25,000        24,489
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                               6,800         6,997
MIC Financing Trust I
     8.375% due 02/01/2027                              36,000        34,168
Monumental Global Funding II
     2.280% due 09/26/2003 (d)                          58,500        58,548
Morgan Stanley Dean Witter & Co.
     1.976% due 04/15/2002 (d)                             800           800
     2.187% due 03/11/2003 (d)                          11,500        11,513
     2.120% due 05/05/2003 (d)                          43,000        43,013
     2.150% due 08/07/2003 (d)                         143,400       143,673
     6.600% due 04/01/2012                              71,500        70,771
     7.250% due 04/01/2032                              49,000        48,854
Morgan Stanley Group, Inc.
     6.375% due 12/15/2003                                 150           156
     5.625% due 01/20/2004                               1,200         1,231
Morgan Stanley Tracers
     7.201% due 09/15/2011 (d)                         575,330       584,219
Nacional Financiera
     3.765% due 05/08/2003 (d)                          17,680        17,702
National Rural Utilities Cooperative Finance Corp.
     2.101% due 05/31/2002 (d)                          37,000        37,000
     6.250% due 04/15/2003                              50,000        51,075
     2.070% due 07/17/2003 (d)                          10,000         9,905
     7.250% due 03/01/2012                              65,000        65,061
     8.000% due 03/01/2032                              66,750        68,627
National Westminster Bank PLC
     2.490% due 09/16/2002 (d)                          12,275        12,292
     9.375% due 11/15/2003                                 200           217
Newcourt Credit Group, Inc.
     6.875% due 02/16/2005                               7,500         7,605
Noble Affiliates, Inc.
     8.950% due 12/15/2004                              11,500        11,774
Nordbanken AB
     8.950% due 11/29/2049                               4,000         4,464
Nordstom Credit, Inc.
     7.250% due 04/30/2002                               1,000         1,004
Old Kent Bank
     2.610% due 11/01/2005 (d)                           3,400         3,396
     7.750% due 08/15/2010                              19,500        20,529
Osprey Trust
     8.310% due 01/15/2003 (e)                          76,155        14,850
Pacific Life Insurance Co.
     7.900% due 12/30/2023                               8,000         8,371
Paine Webber Group, Inc.
     2.380% due 05/20/2002 (d)                           1,000         1,000
     2.386% due 07/15/2002 (d)                             200           200
Parker Retirement Savings Plan
     6.340% due 07/15/2008                                 691           681
Pemex Finance Ltd.
     6.125% due 11/15/2003                              12,133        12,303
Pemex Master Trust
     8.000% due 11/15/2011                             106,500       108,098
Pemex Project Funding Master Trust
     3.375% due 01/07/2005 (d)                         151,000       151,497
PNC Funding Corp.
     6.875% due 03/01/2003                                 100           103
     7.000% due 09/01/2004                              20,000        20,999
Popular, Inc.
     6.625% due 01/15/2004                              23,000        23,613

94 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
-----------------------------------------------------------------------------
Premium Asset Trust
   2.226% due 11/27/2004 (d)                        $   48,900    $    49,000
   2.175% due 10/06/2005 (d)                               300            300
   2.295% due 09/08/2007 (d)                            25,200         25,200
Prime Property Funding II
   7.000% due 08/15/2004                                   110            113
Protective Life Funding Trust
   2.120% due 01/17/2003 (d)                             2,000          2,004
Prudential Funding Corp.
   6.375% due 07/23/2006                                   100            102
   6.625% due 04/01/2009                                17,000         16,368
Qwest Capital Funding, Inc.
   2.320% due 07/08/2002 (d)                            21,100         20,579
   7.000% due 08/03/2009                                27,500         22,428
   7.250% due 02/15/2011                                 6,200          5,045
Reliance Group Holdings, Inc.
   9.750% due 11/15/2003 (e)                            10,000            100
   9.000% due 11/15/2049 (e)                            19,000            570
Residential Reinsurance
   6.901% due 06/01/2004 (d)                            88,200         88,171
Rothmans Holdings
   6.500% due 05/06/2003                                16,390         16,792
Royal Bank of Scotland Group PLC
   8.817% due 03/31/2049                                44,400         47,538
   9.118% due 03/31/2049                                78,200         88,719
Salomon Smith Barney Holdings, Inc.
   6.625% due 07/01/2002                                    55             56
   6.125% due 01/15/2003                                   290            297
   2.120% due 02/11/2003 (d)                            27,200         27,246
   2.060% due 04/28/2003 (d)                            28,000         28,039
   2.120% due 01/22/2004 (d)                            10,000         10,000
   7.000% due 03/15/2004                                   100            105
   2.210% due 05/04/2004 (d)                            10,020         10,057
Salomon, Inc.
   6.750% due 02/15/2003                                   450            464
Sears Roebuck Acceptance Corp.
   6.950% due 05/15/2002                                 4,100          4,120
   6.000% due 03/20/2003                               149,750        153,046
Socgen Real Estate LLC
   7.640% due 12/29/2049 (d)                            20,000         20,445
Spieker Properties, Inc.
   6.950% due 12/15/2002                                 1,600          1,637
   6.800% due 05/01/2004                                 1,100          1,137
Steers
   5.650% due 08/07/2002 (d)                            20,000         20,388
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                                   250            255
Targeted Return Index Securities Trust
   6.858% due 01/15/2012 (d)                           100,000        101,425
Textron Financial Corp.
   2.251% due 05/28/2002 (d)                            51,900         51,843
   2.023% due 09/17/2002 (d)                             3,000          2,991
The Money Store, Inc.
   8.050% due 04/15/2002                                   300            301
   7.300% due 12/01/2002                                   100            103
Transamerica Finance Corp.
   7.250% due 08/15/2002                                86,195         87,601
   7.500% due 03/15/2004                                   270            283
Trinom Ltd.
   5.990% due 12/18/2004 (d)                            48,700         49,015
U.S. Bancorp
   2.160% due 03/06/2003 (d)                               600            601
   6.500% due 06/15/2004                                   600            623
Verizon Global Funding Corp.
   6.750% due 12/01/2005                                    35             36
Wachovia Corp.
   8.125% due 06/24/2002                                   150            152
   6.375% due 04/15/2003                                   200            206
   4.950% due 11/01/2006                               146,300        142,043
Wells Fargo & Co.
   8.750% due 05/01/2002                                   100            101
   6.500% due 09/03/2002                                   100            102
   6.625% due 07/15/2004                                 6,500          6,812
   7.250% due 08/24/2005                                   400            426
Wells Fargo Financial, Inc.
   6.375% due 07/16/2002                                   500            505
   6.250% due 11/01/2002                                   100            102
   7.000% due 01/15/2003                                   380            392
   6.000% due 02/01/2004                                    50             52
WestDeutsche Landesbank
   6.750% due 06/15/2005                                36,400         38,393
   6.050% due 01/15/2009                               165,700        164,548
Western Capital
   8.796% due 01/07/2003 (d)                            15,600         15,600
                                                                  -----------
                                                                   10,197,167
                                                                  ===========
Industrials 6.5%
AIC Corp.
   2.031% due 10/02/2002 (d)                            42,250         42,166
Air Products & Chemicals, Inc.
   6.250% due 06/15/2003                                 2,500          2,560
Akzo Nobel, Inc.
   6.000% due 11/15/2003                                32,000         32,873
Albertson's, Inc.
   6.550% due 08/01/2004                                   240            249
Allied Waste Industries, Inc.
   6.100% due 01/15/2003                                 6,000          5,972
   7.375% due 01/01/2004                                18,925         18,736
Amerada Hess Corp.
   7.125% due 03/15/2033                                40,000         38,686
AMERCO
   7.230% due 01/21/2027                                 1,250          1,202
America West Airlines, Inc.
   6.870% due 01/02/2017                                 1,791          1,550
American Airlines, Inc.
   9.850% due 06/15/2008                                 1,772          1,680
  10.210% due 01/01/2010                                12,500         12,365
  10.610% due 03/04/2011                                 1,895          1,919
   6.978% due 04/01/2011                                40,900         41,478
   7.858% due 10/01/2011                                83,700         86,348
   9.780% due 11/26/2011                                   377            331
  10.190% due 05/26/2016                                 3,661          3,635
Amoco Corp.
   6.250% due 10/15/2004                                 1,000          1,045
Anheuser-Busch Cos., Inc.
   6.750% due 08/01/2003                                   600            630
AOL Time Warner, Inc.
   7.625% due 04/15/2031                                19,000         18,967
Baxter International, Inc.
   9.500% due 06/15/2008                                   200            230
Bayer Corp.
   6.500% due 10/01/2002                                   250            254
Boeing Co.
   6.350% due 06/15/2003                                   750            771
   6.625% due 02/15/2038                                   335            308
Campbell Soup Co.
   4.750% due 10/01/2003                                   700            710
Canadian National Railway Co.
   6.450% due 07/15/2006                                   550            560
Cemex SA de CV
   9.250% due 06/17/2002                                 5,100          5,177
   8.625% due 07/18/2003                                36,050         38,015
Clear Channel Communications, Inc.
   2.550% due 06/15/2002 (d)                            20,000         20,012
Coastal Corp.
   8.125% due 09/15/2002                                   250            254
   2.460% due 07/21/2003 (d)                             7,700          7,714
   7.750% due 06/15/2010                                15,500         15,628
   7.420% due 02/15/2037                                 9,000          8,069
Coca-Cola Enterprises, Inc.
   6.000% due 07/15/2003                                   250            258
   5.750% due 11/01/2008                                   100             98
Colgate-Palmolive Co.
   6.000% due 08/15/2003                                    45             47
Comcast Cable Communications
   8.375% due 05/01/2007                                   145            156
ConAgra Foods, Inc.
   2.621% due 09/10/2003 (d)                            43,500         43,547

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 95

Total Return Fund
March 31, 2002

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
--------------------------------------------------------------------------------
Continental Airlines, Inc.
     6.410% due 04/15/2007                                 $      321  $     317
     6.800% due 07/02/2007                                         21         20
     6.954% due 08/02/2009                                     12,236     10,687
     7.056% due 09/15/2009                                     25,000     24,512
     7.730% due 03/15/2011                                      2,209      1,890
     6.900% due 01/02/2018                                      1,407      1,350
Cox Communications, Inc.
     2.600% due 11/07/2002 (d)                                 16,000     16,056
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                      7,250      7,287
     2.760% due 05/01/2033 (d)                                  1,100      1,108
CSX Corp.
     2.618% due 06/24/2002 (d)                                 32,100     32,097
DaimlerChrysler North America Holding Corp.
     2.180% due 08/23/2002 (d)                                 17,710     17,686
     2.120% due 09/16/2002 (d)                                 23,350     23,261
     2.760% due 12/16/2002 (d)                                100,400    100,424
     7.750% due 05/27/2003                                     45,000     46,612
     2.360% due 08/01/2003 (d)                                 14,600     14,467
     2.131% due 08/21/2003 (d)                                 38,000     37,500
     2.230% due 08/16/2004 (d)                                 76,600     74,809
     7.300% due 01/15/2012                                      2,100      2,114
     8.500% due 01/18/2031                                      2,000      2,152
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                                        101        102
    10.370% due 01/02/2007                                      8,092      7,859
    10.430% due 01/02/2011                                      3,755      3,665
    10.140% due 08/14/2012                                      1,000        945
    10.000% due 06/05/2013                                     10,828     10,283
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (k)                                 13,889     11,521
     9.550% due 01/02/2008 (k)                                  7,773      7,555
     7.379% due 05/18/2010                                      9,204      9,328
     7.570% due 11/18/2010                                     31,250     31,998
     7.111% due 03/18/2013                                     25,000     25,134
     9.200% due 09/23/2014                                      6,000      4,756
    10.000% due 12/05/2014                                      5,000      4,733
    10.060% due 01/02/2016                                      6,500      6,449
    10.500% due 04/30/2016                                     26,350     20,300
Devon Energy Corp.
     7.950% due 04/15/2032                                     20,000     20,779
Duty Free International, Inc.
     7.000% due 01/15/2004                                        175         88
Eastman Chemical Co.
     6.375% due 01/15/2004                                      5,750      5,864
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                     10,700     10,394
Eli Lilly & Co.
     6.250% due 03/15/2003                                        100        103
Enron Corp.
     8.000% due 08/15/2005 (e)                                  3,200        992
Federal Express Corp.
     6.845% due 01/15/2019                                        788        789
FMC Corp.
     6.375% due 09/01/2003                                      4,000      4,078
Ford Capital BV
     9.875% due 05/15/2002                                     10,300     10,375
     9.500% due 06/01/2010                                        200        219
Ford Motor Co.
     7.250% due 10/01/2008                                        800        792
     7.450% due 07/16/2031                                     76,000     68,922
Fortune Brands, Inc.
     8.500% due 10/01/2003                                        500        535
Fred Meyer, Inc.
     7.375% due 03/01/2005                                     38,100     40,243
General Motors Corp.
     6.250% due 05/01/2005                                        300        300
Gillette Co.
     6.250% due 08/15/2003                                        750        776
     5.750% due 10/15/2005                                      1,500      1,524
Grupo Iusacell SA de CV
    10.000% due 07/15/2004                                      4,882      4,931
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                      5,000      5,175
HCA, Inc.
     8.020% due 08/05/2002                                      9,000      9,160
     3.510% due 09/19/2002 (d)                                190,500    190,605
     8.130% due 08/04/2003                                      7,300      7,655
     6.910% due 06/15/2005                                      9,500      9,678
     7.250% due 05/20/2008                                      1,450      1,469
     6.630% due 07/15/2045                                     10,000     10,086
     6.730% due 07/15/2045                                     32,560     33,056
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                                      1,500      1,484
Heinz (H.J.) Co.
     6.875% due 01/15/2003                                        100        103
Hilton Hotels Corp.
     7.375% due 06/01/2002                                      1,000      1,003
HNA Holdings, Inc.
     6.125% due 02/01/2004                                        200        206
Honeywell International, Inc.
     6.125% due 11/01/2011                                        650        634
IBM Corp.
     7.250% due 11/01/2002                                        625        641
     8.375% due 11/01/2019                                        640        739
ICI Wilmington, Inc.
     6.750% due 09/15/2002                                     10,000     10,095
IMEXSA Export Trust
   10.125% due 05/31/2003                                       3,182      1,494
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                                     21,785     21,787
International Game Technology
     7.875% due 05/15/2004                                     14,500     15,026
International Paper Co.
     8.000% due 07/08/2003                                        300        314
Kerr-McGee Corp.
     2.797% due 06/28/2004 (d)                                 85,100     84,997
     6.875% due 09/15/2011                                     10,000     10,029
     7.875% due 09/15/2031                                     25,000     26,390
Kinder Morgan Energy Partners LP
     7.125% due 03/15/2012                                     31,300     31,505
     7.750% due 03/15/2032                                     15,200     15,425
Kinder Morgan, Inc.
     6.450% due 03/01/2003                                        240        245
Kraft Foods, Inc.
     4.625% due 11/01/2006                                         25         24
     5.625% due 11/01/2011                                        655        622
Kroger Co.
     7.150% due 03/01/2003                                     13,000     13,396
     2.660% due 08/16/2012 (d)                                 99,200     99,220
Limestone Electron Trust
     8.625% due 03/15/2003                                     71,350     72,243
Lockheed Martin Corp.
     8.500% due 12/01/2029                                     18,000     20,878
Mandalay Resort Group
     6.750% due 07/15/2003                                      4,500      4,556
Martin Marietta Corp.
     6.500% due 04/15/2003                                         50         51
Mazda Manufacturing Corp.
   10.500% due 07/01/2008 (k)                                   1,797      1,878
Nabisco, Inc.
     6.700% due 06/15/2002                                      9,000      9,065
     6.125% due 02/01/2033                                     15,000     15,262
News American Holdings, Inc.
     7.750% due 01/20/2024                                     18,000     17,168
Norfolk Southern Corp.
     6.950% due 05/01/2002                                     12,000     12,042
     7.875% due 02/15/2004                                         50         53
     7.250% due 02/15/2031                                     11,000     11,059
Northwest Airlines, Inc.
     8.970% due 01/02/2015                                      1,494      1,442
Occidental Petroleum Corp.
     6.400% due 04/01/2003 (d)                                 17,710     17,998
     6.750% due 01/15/2012                                     26,300     26,420
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                     18,500     18,769
Petroleos Mexicanos
     8.850% due 09/15/2007                                      1,800      1,949
     9.375% due 12/02/2008                                     49,650     54,863
     9.500% due 09/15/2027                                     31,000     34,333


96 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
--------------------------------------------------------------------------------
Phillip Morris Cos. Inc.
     7.625% due 05/15/2002                                 $   21,300  $  21,418
     7.125% due 08/15/2002                                      1,601      1,624
     7.250% due 01/15/2003                                     10,000     10,282
     8.250% due 10/15/2003                                      1,000      1,061
     6.800% due 12/01/2003                                     68,345     70,928
     7.000% due 07/15/2005                                     15,125     15,754
     6.950% due 06/01/2006                                      9,540      9,932
     7.200% due 02/01/2007                                     39,000     40,545
Phillips Petroleum Co.
     8.750% due 05/25/2010                                        605        692
Postal Square LP
     6.500% due 06/15/2022                                      1,381      1,379
Procter & Gamble Co.
     5.250% due 09/15/2003                                     35,900     36,726
Qwest Corp.
     8.875% due 03/15/2012                                     83,100     81,992
Racers
     2.161% due 03/03/2003 (d)                                282,400    282,606
     2.783% due 04/01/2003 (d)                                 20,000     20,000
     5.560% due 04/28/2003 (d)                                 45,000     46,103
     2.650% due 09/15/2005 (d)                                 15,000     15,000
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                     13,400     13,448
Safeway, Inc.
     7.000% due 09/15/2002                                     16,125     16,424
     6.850% due 09/15/2004                                        250        262
Sara Lee Corp.
     6.300% due 11/07/2005                                        500        508
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                                      4,780      4,716
Singapore Telecommunications Ltd.
     6.375% due 12/01/2011                                     20,000     19,877
     7.375% due 12/01/2031                                     22,000     22,249
SmithKline Beecham Corp.
     7.375% due 04/15/2005                                        150        162
SR Wind Ltd.
     7.150% due 05/18/2005 (d)                                 12,000     12,066
     7.650% due 05/18/2005 (d)                                 13,000     12,963
Sun Microsystems, Inc.
     7.000% due 08/15/2002                                        200        202
Systems 2001 Asset Trust
     7.156% due 12/15/2011                                     29,710     30,534
TCI Communications, Inc.
     2.650% due 04/03/2002 (d)                                 19,300     19,300
     2.710% due 03/11/2003 (d)                                  5,000      5,011
     6.375% due 05/01/2003                                      3,280      3,336
     8.650% due 09/15/2004                                        625        659
     8.000% due 08/01/2005                                        450        467
Tele-Communications, Inc.
     8.250% due 01/15/2003 (d)                                 43,125     44,228
Tenet Healthcare Corp.
     6.875% due 11/15/2031                                      5,750      5,314
Texaco Capital, Inc.
     8.500% due 02/15/2003                                        700        734
     6.000% due 06/15/2005                                        400        416
Texas Eastern Transmission Corp.
     7.300% due 12/01/2010                                        250        261
Textron, Inc.
     6.750% due 09/15/2002                                        225        228
Time Warner, Inc.
     9.625% due 05/01/2002                                     22,550     22,663
     7.975% due 08/15/2004                                     15,032     15,962
    10.150% due 05/01/2012                                        250        302
     6.875% due 06/15/2018                                        140        132
     9.150% due 02/01/2023                                        475        543
     7.570% due 02/01/2024                                     10,130      9,969
     6.950% due 01/15/2028                                      2,645      2,440
TRW, Inc.
     6.625% due 06/01/2004                                      8,925      8,963
Tyco International Group SA
     6.875% due 09/05/2002                                      3,175      3,172
     6.125% due 01/15/2009                                        100         88
Union Pacific Corp.
     2.431% due 07/01/2002 (d)                                 35,500     35,514
     6.930% due 06/01/2003                                      1,000      1,034
Unisys Corp.
     9.210% due 01/21/2017                                     15,900     12,579
United Air Lines, Inc.
     2.120% due 12/02/2002 (d)                                 16,468     16,258
    11.080% due 05/27/2006                                     12,152      9,790
     9.200% due 03/22/2008                                      3,416      2,747
     6.201% due 09/01/2008                                      3,000      2,654
     6.932% due 09/01/2011 (d)                                 10,500      9,292
    10.360% due 11/13/2012                                      7,000      6,148
    10.020% due 03/22/2014                                     14,225     11,293
    10.850% due 07/05/2014                                     34,111     28,026
    10.850% due 02/19/2015                                      2,100      1,348
    10.125% due 03/22/2015                                     14,300     12,727
     9.060% due 06/17/2015                                      6,000      4,821
United Technologies Corp.
     7.125% due 11/15/2010                                        450        475
US Airways, Inc.
     6.850% due 01/30/2018                                        138        115
UST, Inc.
     7.250% due 06/01/2009                                     15,000     14,685
Viacom, Inc.
     8.375% due 06/15/2002                                      2,800      2,832
     6.625% due 05/15/2011                                      4,500      4,513
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                                        170        171
     6.375% due 03/01/2003                                         50         51
     6.500% due 06/01/2003                                        200        207
Walt Disney Co.
     5.125% due 12/15/2003                                        500        506
     6.375% due 03/01/2012                                     20,000     19,406
     7.000% due 03/01/2032                                      6,000      5,783
Waste Management, Inc.
     6.625% due 07/15/2002                                     13,153     13,238
     6.500% due 12/15/2002                                      4,800      4,869
     6.375% due 12/01/2003                                        200        202
     6.500% due 05/15/2004                                     94,000     95,914
     6.875% due 05/15/2009                                     15,000     14,587
     7.375% due 08/01/2010                                     12,000     11,945
     7.650% due 03/15/2011                                      5,000      5,028
     7.000% due 07/15/2028                                     10,000      9,066
Weyerhaeuser Co.
     6.750% due 03/15/2012                                      7,500      7,382
     7.375% due 03/15/2032                                     51,840     50,680
Witco Corp.
     6.600% due 04/01/2003                                        100         98
                                                                       ---------
                                                                       3,456,798
                                                                       =========
Utilities 6.9%
Alabama Power Co.
     5.350% due 11/15/2003                                      1,600      1,628
Allegheny Energy Supply
     2.660% due 05/01/2002 (d)                                  5,800      5,800
ALLETE, Inc.
     2.620% due 10/20/2003 (d)                                 79,700     79,869
Ashland, Inc.
     2.520% due 03/07/2003 (d)                                    300        298
AT&T Canada, Inc.
     0.000% due 11/01/2007 (l)                                 11,000      1,870
AT&T Corp.
     5.625% due 03/15/2004                                        100        100
     7.300% due 11/15/2011                                     68,200     65,781
     6.500% due 03/15/2029                                      1,000        837
     8.000% due 11/15/2031                                    221,490    215,740
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                                        200        200
Baltimore Gas & Electric
     6.125% due 07/01/2003                                        150        155
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                                      1,125      1,202
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                                        500        492
BellSouth Corp.
     6.000% due 10/15/2011                                         50         49
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                     10,000     10,056
     6.250% due 05/15/2003                                        100        103

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 97

Total Return Fund
March 31, 2002

                                                            Principal
                                                               Amount        Value
                                                               (000s)       (000s)
----------------------------------------------------------------------------------
British Telecom PLC
   3.295% due 12/15/2003 (d)                              $   208,860  $   210,988
   7.875% due 12/15/2005                                        6,800        7,230
   8.375% due 12/15/2010                                       83,600       90,982
   8.375% due 12/15/2030                                          435          499
CE Electric Funding
   6.853% due 12/30/2004                                          250          254
Central Maine Power Co.
   7.430% due 08/25/2003                                       13,000       13,467
Cingular Wireless
   7.125% due 12/15/2031                                       10,000        9,507
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                                       33,500       33,581
CMS Energy Corp.
   8.125% due 05/15/2002                                        1,740        1,751
   8.375% due 07/01/2003                                       15,000       15,231
   6.750% due 01/15/2004                                        1,000          991
   7.000% due 01/15/2005                                       41,325       40,969
Columbia Energy Group
   6.610% due 11/28/2002                                        5,000        5,014
Columbus Southern Power Co.
   6.850% due 10/03/2005                                       10,000       10,209
Commonwealth Edison Co.
   7.375% due 09/15/2002                                          600          612
   2.547% due 09/30/2002 (d)                                   15,600       15,602
   6.625% due 07/15/2003                                        1,000        1,035
   2.672% due 09/30/2003 (d)                                   22,800       22,847
Conectiv, Inc.
   2.850% due 06/13/2002 (d)                                   25,000       25,004
Consolidated Edison, Inc.
   2.060% due 06/15/2002 (d)                                   11,000       11,002
   6.375% due 04/01/2003                                        1,000        1,028
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                                       43,750       45,835
Detroit Edison Co.
   7.210% due 08/01/2002                                        1,000        1,015
Deutsche Telekom AG
   7.750% due 06/15/2005                                       97,100      101,132
   8.000% due 06/15/2010                                       13,000       13,568
   8.250% due 06/15/2030                                      158,600      164,182
Dominion Resources, Inc.
   2.650% due 09/16/2002 (d)                                   20,000       20,017
   7.600% due 07/15/2003                                       35,000       36,467
DTE Energy Co.
   7.110% due 11/15/2038 (d)                                   94,750       95,646
Dynegy Holdings, Inc.
   8.750% due 02/15/2012                                       90,250       94,606
El Paso Corp.
   7.750% due 01/15/2032                                       33,750       32,735
El Paso Electric Co.
   9.400% due 05/01/2011                                        7,455        8,286
El Paso Energy Corp.
   7.800% due 08/01/2031                                          500          488
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                                        1,300        1,342
Entergy Gulf States, Inc.
   3.211% due 09/01/2004 (d)                                   22,300       22,321
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                                          599          600
   8.500% due 06/01/2003                                        3,000        3,126
Entergy Mississippi, Inc.
   2.510% due 05/03/2004 (d)                                   31,000       31,052
First Energy Corp.
   7.375% due 11/15/2031                                       13,800       12,646
Florida Power & Light
   6.875% due 12/01/2005                                        4,000        4,185
France Telecom
   3.750% due 03/14/2003 (d)                                  184,005      184,549
   3.396% due 07/16/2003 (d)                                  138,700      138,783
   7.700% due 03/01/2006 (d)                                    1,000        1,016
   8.250% due 03/01/2011 (d)                                   39,700       40,496
   8.500% due 03/01/2031                                      106,400      114,086
GTE California, Inc.
   5.500% due 01/15/2009                                          100           94
GTE Corp.
   6.940% due 04/15/2028                                  $     5,410  $     5,152
GTE South, Inc.
   7.250% due 08/01/2002                                          150          152
Hawaiian Electric Industries, Inc.
   2.876% due 04/15/2003 (d)                                    2,400        2,405
Houston Lighting & Power Co.
   8.750% due 03/01/2022                                       10,000       10,371
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                                          500          489
Indiana Michigan Power Co.
   2.525% due 09/03/2002 (d)                                    7,800        7,801
Indianapolis Power & Light Co.
   7.375% due 08/01/2007                                          225          229
Korea Electric Power Corp.
   7.000% due 10/01/2002                                          380          387
   6.375% due 12/01/2003                                          220          228
MCI Communications Corp.
   6.125% due 04/15/2012                                       39,360       39,192
Mirant Corp.
   7.900% due 07/15/2009                                          175          140
Nevada Power Co.
   6.200% due 04/15/2004                                       20,000       19,853
New England Telephone & Telegraph Co.
   6.250% due 03/15/2003                                           50           51
New York Telephone Co.
   6.250% due 02/15/2004                                          150          155
   6.000% due 04/15/2008                                           45           45
Niagara Mohawk Power Co.
   5.875% due 09/01/2002                                          500          505
   7.250% due 10/01/2002                                       24,783       25,260
   7.375% due 07/01/2003                                       39,162       40,843
   7.375% due 08/01/2003                                        1,645        1,712
NorAm Energy Corp.
   6.375% due 11/01/2003                                       22,250       22,597
Nortel Networks Corp.
   6.875% due 10/01/2002                                          200          195
NRG Energy, Inc.
   8.000% due 11/01/2003                                        6,000        6,054
NRG Northeast Generating LLC
   8.065% due 12/15/2004                                          281          287
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                                          950          900
Ohio Power Co.
   7.000% due 07/01/2004                                       24,000       24,762
Oneok, Inc.
   2.450% due 04/24/2002 (d)                                    8,000        8,000
Pacific Bell
   7.000% due 07/15/2004                                           50           53
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(e)                                33,700       34,374
   5.875% due 10/01/2005 (e)                                      100           98
   7.250% due 08/01/2026 (e)                                   10,000        9,750
Pacific Northwest Bell Telephone
   4.375% due 09/01/2002                                           50           49
PP&L, Inc.
   6.550% due 03/01/2006                                          500          512
Progress Energy, Inc.
   7.100% due 03/01/2011                                          575          587
PSEG Energy Holdings, Inc.
   9.125% due 02/10/2004                                          120          120
PSEG Power LLC
   8.625% due 04/15/2031                                        9,050        9,810
Public Service Co. of Colorado
   6.000% due 04/15/2003                                          750          766
Public Service Electric & Gas Co.
   6.125% due 08/01/2002                                        1,000        1,010
   6.250% due 01/01/2007                                        1,500        1,515
Ras Laffan Liquid Natural Gas
   8.294% due 03/15/2014                                          145          148
Scana Corp.
   2.476% due 07/15/2002 (d)                                   42,300       42,330
Sierra Pacific Resources
   2.420% due 04/20/2002 (d)                                    4,500        4,494
   2.370% due 04/20/2003 (d)                                   20,500       19,960

98 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                            Principal
                                                               Amount        Value
                                                               (000s)       (000s)
----------------------------------------------------------------------------------
South Point Energy
   8.400% due 05/30/2012                                  $    24,000  $    20,640
Southern California Edison Co.
   4.060% due 05/01/2002 (d)                                   24,000       23,160
Sprint Capital Corp.
   2.271% due 06/10/2002 (d)                                   14,400       14,399
   7.625% due 06/10/2002                                      132,091      130,616
   2.343% due 06/24/2002 (d)                                   97,500       97,503
   8.125% due 07/15/2002                                       10,378       10,293
   5.700% due 11/15/2003                                        9,000        8,638
   6.000% due 01/15/2007                                      137,900      126,614
   7.625% due 01/30/2011                                       13,700       13,017
   8.375% due 03/15/2012                                      160,700      158,510
   6.875% due 11/15/2028                                       31,700       25,447
   8.750% due 03/15/2032                                      203,950      197,796
Telekomunikacja Polska SA
   7.125% due 12/10/2003                                       12,200       12,565
   7.750% due 12/10/2008                                        7,895        7,816
Texas Utilities Corp.
   6.500% due 08/16/2002                                        2,600        2,629
   6.750% due 03/01/2003                                          150          154
   2.600% due 06/15/2003 (d)                                   14,000       14,018
   8.250% due 04/01/2004                                          500          529
Toledo Edison Co.
   8.180% due 07/30/2002                                        1,400        1,422
   8.700% due 09/01/2002                                       24,500       24,899
   7.850% due 03/31/2003                                        7,000        7,251
   7.875% due 08/01/2004                                          500          521
TXU Eastern Funding Co.
   6.150% due 05/15/2002                                       64,800       65,030
   6.450% due 05/15/2005                                       15,270       15,402
Union Electric Co.
   8.000% due 12/15/2022                                        1,000          987
Verizon New York, Inc.
   6.875% due 04/01/2012                                       32,900       32,813
   7.375% due 04/01/2032                                       25,500       25,374
Vodafone Group PLC
   7.750% due 02/15/2010                                          500          535
Williams Cos., Inc.
   6.200% due 08/01/2002                                        5,000        4,991
   7.125% due 09/01/2011                                        5,000        4,754
   7.625% due 07/15/2019                                       24,770       22,828
   7.875% due 09/01/2021                                       39,540       37,437
   7.750% due 06/15/2031                                          500          464
   8.750% due 03/15/2032                                      105,100      107,950
Wilmington Trust Co. - Tucson Electric
   10.500% due 01/02/2007                                       6,636        6,469
   10.500% due 07/01/2008                                         183          191
   10.732% due 01/01/2013                                         991        1,016
WorldCom, Inc.
   7.375% due 01/15/2011                                       21,150       20,101
                                                                       -----------
                                                                         3,658,376
                                                                       -----------
Total Corporate Bonds & Notes                                           17,312,341
                                                                       ===========
(Cost $17,480,918)

MUNICIPAL BONDS & NOTES 1.0%

Alabama 0.1%
Alabama State General Obligation Bonds
4.500% due 09/01/2017                                           6,080        5,601
4.500% due 09/01/2018                                           6,365        5,806
4.500% due 09/01/2019                                           6,670        6,037
4.750% due 09/01/2021                                           7,340        6,836

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
8.390% due 02/01/2029 (d)                                       4,500        4,188

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
8.682% due 02/01/2036 (d)                                         625          589

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001
8.460% due 02/01/2039 (d)                                       5,500        5,018

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds, (MBIA Insured),
Series 2000 8.210% due 11/15/2029 (d)                           1,000          853
                                                                       -----------
                                                                            34,928
                                                                       ===========
Arizona 0.0%
Phoenix Arizona Civic Import Corp. Water System
Revenue Bonds, Series 2002
0.000% due 07/01/2022 (d)                                       4,400        4,377
                                                                       -----------
California 0.0%
California State Department of Water Resources
Center Valley Project Revenue Bonds, Series 2000
8.340% due 12/01/2029 (d)                                       2,500        2,207

Fairfield California Redevelopment Agency Tax
Allocation Bonds, Series 1997
7.700% due 06/01/2002                                               5            5

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                           9,000        2,338
0.000% due 01/01/2030                                           3,590          759

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
8.340% due 07/01/2023 (d)                                       3,500        3,281

Modesto California Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1998
5.000% due 09/01/2029                                             300          285

Orange County School Board, Certificate of Participation,
(MBIA Insured), Series 2000
8.140% due 08/01/2024 (d)                                       3,500        3,262

San Diego Public Facilities Financing Authority Revenue
Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                           1,000          950

San Francisco, California City & County Common
International Airport Revenue Bonds, (MBIA Insured),
Series 2000 7.310% due 05/01/2028 (d)                           3,350        2,444
                                                                       -----------
                                                                            15,531
                                                                       ===========
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds,
Series 2000 8.140% due 11/15/2025 (d)                           2,500        2,209
                                                                       -----------
Connecticut 0.1%
Connecticut State General Obligation Bonds, Series 2001
4.750% due 11/15/2021                                           2,500        2,370
5.000% due 11/15/2019 (d)                                       2,638        2,574
5.125% due 11/15/2020 (d)                                      17,043       16,928
                                                                       -----------
                                                                            21,872
                                                                       ===========
Florida 0.0%
Broward County Florida Airport System Revenue Bonds,
(AMBAC Insured), Series 2000
7.590% due 10/01/2023 (d)                                       1,328        1,075

Florida State Board of Education General Obligation
Bonds, (FGIC Insured), Series 2000
7.140% due 06/01/2023 (d)                                       3,500        2,759

Florida State Governmental Utility Authority Revenue
Bonds, (AMBAC Insured), Series 2000
8.140% due 10/01/2029 (d)                                       6,453        5,784

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
7.210% due 07/01/2027 (d)                                       6,323        4,811

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000
8.210% due 10/01/2028 (d)                                       2,675        2,448

                 See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 99

Total Return Fund
March 31, 2002

                                                              Principal
                                                                 Amount       Value
                                                                 (000s)      (000s)
-----------------------------------------------------------------------------------
Modesto Public Financing Authority Lease Revenue
Bonds, (AMBAC Insured), Series 2000
8.340% due 09/01/2029 (d)                                     $   2,500   $   2,243
                                                                          ---------
                                                                             19,120
                                                                          =========
Georgia 0.0%
Georgia Local Government Certificate of Participation,
(MBIA Insured), Series 2000
7.640% due 06/01/2028 (d)                                         9,950       8,278

Georgia State Road & Highway Authority Revenue
Bonds, (ST GTD Insured), Series 2001
5.000% due 03/01/2021                                             4,000       3,930

Georgia State Road & Tollway Authority Revenue
Bonds, (ST GTD Insured), Series 2002
5.000% due 03/01/2018 (d)                                         9,900       9,801
                                                                          ---------
                                                                             22,009
                                                                          =========
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
7.640% due 07/01/2028 (d)                                         7,200       5,931
                                                                          ---------
Illinois 0.1%
Chicago, Illinois General Obligation Bonds, (FGIC Insured),
Series 2000 9.210% due 01/01/2040 (d)                             4,750       4,770

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
8.390% due 01/01/2028 (d)                                         3,100       2,671

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000
8.210% due 11/15/2028 (d)                                         3,220       2,824

Illinois Educational Facilities Authority Revenue Bonds,
Series 2002 5.250% due 07/01/2041 (d)                             5,100       4,732

Illinois State General Obligation Bonds, Series 2002
5.250% due 04/01/2022                                            17,385      17,071
                                                                          ---------
                                                                             32,068
                                                                          =========
Indiana 0.0%
Eagle-Union Middle School Building Bonds, (AMBAC
State Aid Withholding Insured), Series 2001
5.000% due 01/05/2020                                             2,000       1,941

Indiana Board Bank Revenue Bonds, Series 2001
5.375% due 08/01/2016                                             1,000       1,031
                                                                          ---------
                                                                              2,972
                                                                          =========
Massachusetts 0.2%
Boston Massachusetts Water & Sewer Common
Revenue Bonds, (FGIC Insured), Series 2000
8.340% due 11/01/2028 (d)                                         3,500       3,126

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
8.140% due 09/01/2021 (d)                                         2,590       2,489

Massachusetts Bay Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2000
7.640% due 03/01/2021 (d)                                         5,150       4,466

Massachusetts State General Obligation Bonds,
(FSA Insured), Series 2002
5.000% due 03/01/2022 (d)                                        30,205      31,496

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
8.340% due 01/01/2037 (d)                                         3,000       2,511

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 01/01/2037 (d)                                         7,810       6,503

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
7.640% due 08/01/2037 (d)                                           500         431

Southbridge Associations Limited Liability Corporation
Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                            31,105      32,204
                                                                          ---------
                                                                             83,226
                                                                          =========
Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 02/01/2023 (d)                                         5,472       5,204
                                                                          ---------
Mississippi 0.0%
Mississippi Development Bank Special
Obligation
Bonds, (AMBAC Insured), Series 2000
8.190% due 07/01/2024 (d)                                         2,500       2,324
                                                                          ---------
Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA Insured), Series 2002
6.200% due 02/01/2017 (d)                                         4,300       5,400
                                                                          ---------
Nevada 0.1%
Clark County, Nevada General Obligation Bonds,
(MBIA Insured), Series 2000
5.000% due 06/15/2019 (d)                                        14,700      14,014

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 8.210% due 05/15/2028 (d)                            10,000       8,806
                                                                          ---------
                                                                             22,820
                                                                          =========
New Jersey 0.1%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
9.840% due 10/01/2030 (d)                                           250         274

Mercer County New Jersey Important Authority
Revenue Bonds, Series 2000
9.940% due 01/01/2018 (d)                                         2,990       3,413

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (AMBAC, FHA Insured), Series 2001
5.000% due 08/01/2041                                             3,000       2,838

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
7.660% due 07/01/2028 (d)                                         2,000       1,632

New Jersey State Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2002
5.500% due 12/15/2016 (d)                                        26,873      31,215
5.000% due 12/15/2021                                             6,935       6,721
                                                                          ---------
                                                                             46,093
                                                                          =========
New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
8.590% due 12/01/2022 (d)                                         4,000       3,849

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.840% due 12/01/2026 (d)                                         5,500       5,357

Long Island, New York Electric Power Authority
Revenue Bonds, (FSA Insured), Series 2000
8.590% due 12/01/2022 (d)                                         4,500       4,331

New York City General Obligation Bonds, Series 2002
2.150% due 08/01/2002                                             1,937       1,934

New York City Municipal Water Finance Authority
Revenue Bonds, (MBIA-IBC Insured), Series 2000
7.660% due 06/15/2025 (d)                                         6,565       5,540

100 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                              Principal
                                                                 Amount       Value
                                                                 (000s)      (000s)
-----------------------------------------------------------------------------------
New York City, New York General Obligation,
Series 1997-D 2.151% due 08/01/2002 (d)                       $   2,883   $   2,883

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA Insured), Series 2000
8.340% due 06/15/2029 (d)                                         3,000       2,696

New York City, New York Transitional Financial
Authority Revenue Bonds, Series 2000
9.340% due 11/01/2024 (d)                                         1,250       1,301

New York City, New York Transitional Financing
Authority Revenue Bonds, (FGIC-TCRS Insured),
Series 2000 7.660% due 11/15/2023 (d)                             2,500       2,124

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
7.840% due 01/15/2029 (d)                                         3,650       2,939

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
8.340% due 02/15/2023 (d)                                         2,550       2,364

New York State Dormitory Authority Revenue Bonds,
Series 1993 5.250% due 05/15/2019                                 4,000       4,088
                                                                          ---------
                                                                             39,406
                                                                          =========
North Carolina 0.0%
North Carolina State General Obligation, Series 2002
0.000% due 04/01/2017 (d)                                         2,500       2,478
                                                                          ---------
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                                    55          59
                                                                          ---------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
8.210% due 12/01/2027 (d)                                         3,250       2,943

Ohio State General Obligation Bonds, Series 2002
5.125% due 09/15/2022 (d)                                         4,700       4,586
                                                                          ---------
                                                                              7,529
                                                                          =========
Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                             1,000       1,107

Allegheny County Pennsylvania Port Authority SPL Revenue
Bonds, (FGIC Insured), Series 2001
5.000% due 03/01/2025                                             1,000         952

Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002
5.000% due 07/15/2041 (d)                                        10,925       9,581

Philadelphia Pennsylvania Authority For Industrial Development
Lease Revenue Bonds, (FSA Insured), Series 2002
5.250% due 10/01/2030 (d)                                         2,375       2,309

Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, Series 2001
5.250% due 07/01/2028                                             1,000         956

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2000 7.640% due 04/01/2027 (d)                             3,150       2,500

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured),
Series 2001 7.740% due 04/01/2027 (d)                               500         397

Philadelphia, Pennsylvania Waste Water System
Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/01/2031                                             3,000       2,791

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                               500         470
                                                                          ---------
                                                                             21,063
                                                                          =========
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation Bonds,
Series 2001 5.125% due 07/01/2031                                   500         476
                                                                          ---------
South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds 0.000% due 01/01/2020 (d)                                   2,450       2,406
                                                                          ---------
Texas 0.1%
Dallas Texas Independent School District, (PSF-GTD Insured),
Series 2002 0.000% due 02/15/2019 (d)                            21,885      22,667

Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
6.000% due 11/01/2028                                             4,000       4,105

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
8.460% due 12/01/2029 (d)                                         3,000       2,702

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032                                             2,750       2,650

Houston Texas General Obligation Bonds, (FSA Insured),
Series 2002 5.375% due 03/01/2018 (d)                             3,900       4,022

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
8.090% due 07/01/2025 (d)                                         2,750       2,375

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
7.640% due 02/15/2026 (d)                                        15,088      12,098

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
8.710% due 12/01/2030 (d)                                           500         467

North Texas Towey Authority Dallas North Towey
System Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                             4,000       3,544

Texas A & M University Revenue Bonds, Series 2001
5.375% due 05/15/2012                                             3,305       3,473

Texas State Affordable Housing Multifamily Corp. Revenue
Bonds, Series 2002
0.000% due 09/01/2022 (d)                                         6,650       6,659
                                                                          ---------
                                                                             64,762
                                                                          =========
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                               500         456
                                                                          ---------
Washington State 0.1%
Energy Northwest Washington Electric Revenue Bonds,
Series 2002 5.350% due 07/01/2018 (d)                            35,350      39,867
6.000% due 07/01/2018 (d)                                         4,750       4,983

Washington State General Obligation Bonds,
Series 2002 5.000% due 07/01/2017 (d)                            11,803      11,283
                                                                          ---------
                                                                             56,133
                                                                          =========
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
7.640% due 10/01/2028                                             6,500       5,198
                                                                          ---------
Total Municipal Bonds & Notes                                               526,050
                                                                          =========
(Cost $515,008)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 101

Total Return Fund
March 31, 2002

                                                   Principal
                                                      Amount       Value
                                                      (000s)      (000s)
------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.9%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                         $     715   $     814
Fannie Mae
     6.375% due 10/15/2002                                80          82
     5.250% due 01/15/2003                             1,000       1,020
     4.700% due 05/23/2003                               815         818
     3.500% due 09/15/2004                             1,400       1,378
     3.800% due 11/05/2004                               750         741
     7.125% due 02/15/2005                               150         161
     5.250% due 06/15/2006                               750         754
     5.500% due 07/18/2006                               500         505
     4.375% due 10/15/2006                               150         145
     5.000% due 01/15/2007                             1,000         989
     7.125% due 03/15/2007                               250         270
     6.560% due 12/10/2007                               190         194
     5.750% due 02/15/2008                             4,600       4,656
     6.000% due 05/15/2008                               100         102
     5.870% due 01/28/2009                               200         199
     7.250% due 01/15/2010                               900         976
     7.125% due 06/15/2010                            21,210      22,821
     6.625% due 11/15/2010                               100         104
     6.250% due 02/01/2011                             1,900       1,897
     5.500% due 03/15/2011                             6,700       6,464
     6.000% due 05/15/2011                             2,800       2,793
     6.875% due 09/10/2012                             1,000       1,029
     6.930% due 09/17/2012                             1,000       1,033
     6.875% due 09/24/2012                             2,000       2,059
     7.125% due 01/15/2030                               650         696
     7.250% due 05/15/2030                               125         136
     6.625% due 11/15/2030                               610         615
Federal Farm Credit Bank
     5.700% due 09/03/2008                               100         100
     6.060% due 05/28/2013                               100          99
Federal Home Loan Bank
     6.250% due 11/15/2002                               250         256
     5.125% due 01/13/2003                               150         153
     5.500% due 01/21/2003                             1,500       1,533
     9.500% due 02/25/2004                               350         386
     3.625% due 10/15/2004                               250         247
     3.875% due 12/15/2004                               200         198
     5.000% due 02/28/2005                             2,000       2,019
     7.250% due 05/13/2005                               100         108
     5.625% due 08/09/2006                             3,000       3,017
     7.250% due 02/15/2007                               100         108
     5.560% due 02/28/2007                             2,500       2,514
     5.915% due 08/25/2008                               500         506
     6.026% due 01/22/2009                               275         275
     5.920% due 03/03/2009                               500         504
     6.500% due 08/14/2009                             1,200       1,249
     0.000% due 09/10/2018                            15,000       4,535
     0.000% due 12/21/2018                             4,250       1,294
Freddie Mac
     5.500% due 05/15/2002                             2,635       2,646
     6.250% due 10/15/2002                             2,000       2,042
     5.250% due 02/15/2004                                50          51
     5.000% due 09/13/2005                             2,000       2,001
     5.250% due 01/15/2006                               100         101
     6.000% due 02/21/2006                             1,000       1,023
     5.375% due 08/16/2006                               300         301
     9.000% due 09/15/2008                                93          98
     5.125% due 10/15/2008                             3,500       3,397
     5.750% due 03/15/2009                               100         100
     6.450% due 04/29/2009                               100         100
     7.625% due 09/09/2009                               250         256
     5.625% due 03/15/2011                               110         107
     6.000% due 06/15/2011                               750         747
     5.500% due 09/15/2011                            97,750      93,950
     5.750% due 01/15/2012                             1,700       1,658
Small Business Administration
     7.700% due 07/01/2016                               612         656
     6.950% due 11/01/2016                             3,850       4,017
     6.700% due 12/01/2016                            14,645      15,124
     7.150% due 03/01/2017                             6,853       7,198
     7.190% due 12/01/2019                               454         476
     7.630% due 06/01/2020                            22,471      24,012
     6.900% due 12/01/2020                             9,680       9,986
     6.340% due 03/01/2021                            32,063      32,078
     5.340% due 11/01/2021                            16,000      15,033
Small Business Investment Cos.
     7.449% due 08/01/2010                           120,164     127,805
     6.030% due 02/01/2012                            35,000      34,122
Tennessee Valley Authority
     6.375% due 06/15/2005                               300         314
     5.625% due 01/18/2011                             1,000         968
     0.000% due 04/15/2042                             6,055       2,939
                                                                 -------
Total U.S. Government Agencies                                   455,858
                                                                 =======
(Cost $ 451,637)

   U.S. TREASURY OBLIGATIONS 4.6%

Treasury Inflation Protected Securities (i)
     3.625% due 07/15/2002 (b)                       105,043     106,832
     3.375% due 01/15/2007 (b)                       313,526     320,042
     3.625% due 01/15/2008                           205,066     210,513
     3.875% due 01/15/2009                           171,580     178,229
     3.625% due 04/15/2028                           126,932     129,292
     3.875% due 04/15/2029                            75,212      79,936
U.S. Treasury Bonds
    10.750% due 08/15/2005                                50          60
     9.375% due 02/15/2006                                50          58
    12.000% due 08/15/2013                           295,200     400,642
     7.250% due 05/15/2016                                75          84
     8.125% due 08/15/2019                           200,775     245,895
     8.125% due 08/15/2021                               900       1,113
     6.250% due 08/15/2023                           117,210     120,067
     6.000% due 02/15/2026                           210,377     209,399
     6.625% due 02/15/2027                            10,645      11,447
     5.250% due 11/15/2028                           409,150     368,411
     5.375% due 02/15/2031                            23,000      21,600
U.S. Treasury Notes
     7.500% due 05/15/2002                                50          50
     6.625% due 05/31/2002                             1,000       1,008
     6.375% due 08/15/2002                               320         325
     6.250% due 08/31/2002                               750         763
     5.750% due 10/31/2002                             2,000       2,041
     4.250% due 05/31/2003                                50          51
     5.500% due 05/31/2003                                25          26
     5.250% due 08/15/2003                               120         123
     5.750% due 08/15/2003                                50          52
     7.250% due 05/15/2004                               210         225
     6.000% due 08/15/2004                               860         900
     7.875% due 11/15/2004                                50          55
     7.500% due 02/15/2005                               160         174
     6.500% due 08/15/2005                               200         213
     5.875% due 11/15/2005                                50          52
     5.625% due 02/15/2006                                60          62
     7.000% due 07/15/2006                             2,600       2,820
     6.500% due 10/15/2006                             2,275       2,425
     3.500% due 11/15/2006                             3,585       3,392
     6.625% due 05/15/2007                                50          54
     6.125% due 08/15/2007                                75          79
     5.500% due 02/15/2008                               205         209
     5.625% due 05/15/2008                                55          56
     4.750% due 11/15/2008                                75          73
     5.500% due 05/15/2009                               100         101
     6.000% due 08/15/2009                               450         468
     6.500% due 02/15/2010                             1,050       1,125
     5.750% due 08/15/2010                               150         153
     5.000% due 02/15/2011                                50          48
     5.000% due 08/15/2011                                50          48
U.S. Treasury Strips
     0.000% due 05/15/2008                               750         542
     0.000% due 02/15/2012                               375         211
     0.000% due 05/15/2014                             9,225       4,446
     0.000% due 08/15/2017                             7,850       3,029
     0.000% due 05/15/2018                             1,000         367


102 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------

        0.000% due 11/15/2021                         $    200    $       59
                                                                  ----------
Total U.S. Treasury Obligations                                    2,429,445
                                                                  ==========
(Cost $ 2,509,967)

   MORTGAGE-BACKED SECURITIES 66.3%

Collateralized Mortgage Obligations 22.2%
ABN AMRO Mortgage Corp.
    6.750% due 09/25/2028                                3,765         3,773
    6.750% due 11/25/2028                                  600           585
    6.500% due 06/25/2029                                7,093         6,937
American Southwest Financial Securities Corp.
    7.400% due 11/17/2004                                3,047         3,053
   12.500% due 04/01/2015                                  194           196
    7.248% due 11/25/2038                               60,736        62,606
Amresco Commercial Mortgage Funding I
    7.180% due 06/17/2029                                   55            58
Aurora Loan Services
    2.600% due 05/25/2030 (d)                           20,627        20,727
Bank of America Funding Corp.
    6.750% due 11/20/2032                               17,000        17,157
Bank of America Mortgage Securities, Inc.
    6.250% due 07/25/2014                                9,287         9,193
    6.250% due 08/25/2028                               25,000        24,047
    6.500% due 05/25/2029                               35,028        34,146
    7.250% due 10/25/2029                               11,420        11,271
    7.500% due 01/25/2031                                4,763         4,761
    7.500% due 02/25/2031                                1,544         1,576
    7.000% due 03/25/2032                               53,400        53,332
Bear Stearns Adjustable Rate Mortgage Trust
    6.212% due 11/25/2030 (d)                           88,369        89,740
    7.465% due 12/25/2030 (d)                           32,519        32,978
    7.490% due 12/25/2030 (d)                           40,828        41,277
    7.001% due 02/25/2031 (d)                           15,962        16,064
    6.912% due 02/25/2031 (d)                           11,590        11,642
    6.952% due 06/25/2031 (d)                           34,804        34,846
    6.688% due 09/25/2031 (d)                           35,346        35,541
    6.552% due 10/25/2031 (d)                           12,607        12,604
    6.709% due 11/25/2031 (d)                           21,793        21,844
    6.823% due 11/25/2031 (d)                           24,387        24,675
    6.147% due 12/25/2031 (d)                          147,235       146,650
    6.295% due 12/25/2031 (d)                          233,602       232,597
    6.195% due 12/25/2031 (d)                          206,146       205,265
    6.184% due 12/25/2031 (d)                              891           895
    6.759% due 01/25/2032 (d)                           37,416        37,508
    6.299% due 01/25/2032 (d)                          465,088       464,968
    6.401% due 02/25/2032 (d)                          102,427       102,081
Bear Stearns Commercial Mortgage Securities, Inc.
    5.910% due 05/14/2008                                  118           120
    5.060% due 12/15/2010                               32,658        31,446
    7.000% due 05/20/2030                               45,308        46,650
Bear Stearns Mortgage Securities, Inc.
    2.600% due 10/25/2023 (d)                            1,981         2,100
   10.000% due 08/25/2024                                  507           515
    7.000% due 03/25/2027                                6,976         7,108
    7.750% due 06/25/2027                                  268           277
    8.125% due 09/25/2027                                1,529         1,563
    7.000% due 02/25/2028                               10,000        10,271
    6.390% due 06/25/2030 (d)                            4,131         4,081
Capco America Securitization Corp.
    5.860% due 12/15/2007                                   41            41
CDC Depositor Trust I
    2.330% due 01/15/2003 (d)                            3,783         3,783
Cendant Mortgage Corp.
    6.506% due 11/18/2028 (d)                            6,560         5,914
    6.501% due 11/18/2028 (d)                           13,077        12,643
    2.550% due 08/25/2030 (d)                              894           897
Chase Commercial Mortgage Securities Corp.
    7.631% due 07/15/2032                                  275           294
Chase Mortgage Finance Corp.
    7.000% due 08/25/2024                                1,847         1,871
    6.750% due 03/25/2025                               12,665        11,816
    7.365% due 04/25/2025 (d)                              113           113
    6.500% due 06/25/2028                                  375           380
    6.750% due 10/25/2028                               39,000        39,044
    6.350% due 07/25/2029                               41,868        42,829
    7.750% due 08/25/2030                               10,734        11,186
Chemical Mortgage Securities, Inc.
    7.250% due 01/25/2026                                8,874         9,147
Citicorp Mortgage Securities, Inc.
    6.605% due 10/25/2022 (d)                            6,350         6,407
    6.250% due 04/25/2024                               11,796        11,014
    7.250% due 10/25/2027                               20,462        20,918
    6.750% due 09/25/2028                                9,205         9,222
    7.000% due 09/25/2030                                7,769         7,462
    7.500% due 10/25/2030                               12,453        12,927
    7.000% due 02/25/2031                               36,610        37,244
CMC Securities Corp. III
    6.750% due 05/25/2028                                5,000         4,999
CMC Securities Corp. IV
    7.250% due 11/25/2027                                9,916        10,222
Collateralized Mortgage Obligation Trust
    8.000% due 09/20/2021                                4,139         4,152
Collateralized Mortgage Securities Corp.
   11.450% due 11/01/2015 (d)                               91            92
    8.750% due 04/20/2019                                  246           254
    8.800% due 04/20/2019                                  173           179
COMM
    6.145% due 02/15/2008                               12,885        13,203
    2.370% due 12/16/2011 (d)                            9,000         9,009
Commercial Mortgage Acceptance Corp.
    7.030% due 05/15/2009                                   75            79
Commercial Mortgage Asset Trust
    7.546% due 01/17/2010                                  500           535
    6.975% due 04/17/2013                                  145           149
Countrywide Alternative Loan Trust
    8.000% due 07/25/2030                                8,050         8,188
    7.000% due 10/25/2031                               14,969        14,350
Countrywide Funding Corp.
    6.625% due 02/25/2024                               33,827        33,620
    6.875% due 03/25/2024                                9,080         9,058
    6.750% due 03/25/2024                               13,562        12,854
Countrywide Home Loans
    6.500% due 07/25/2013                                5,676         5,688
    6.250% due 08/25/2014                                3,513         3,477
    6.750% due 11/25/2025                               25,567        24,931
    7.500% due 04/25/2027                                1,471         1,523
    7.500% due 06/25/2027                                7,428         7,665
    7.500% due 09/25/2027                               10,675        10,960
    7.250% due 12/25/2027                                6,224         6,257
    7.250% due 02/25/2028                               57,846        58,986
    6.750% due 06/25/2028                               15,103        14,727
    6.750% due 10/25/2028                               15,567        14,978
    6.750% due 11/25/2028                                5,000         5,001
    6.500% due 01/25/2029                               24,978        24,444
    6.500% due 03/25/2029                               21,744        21,319
    6.050% due 04/25/2029                                1,524         1,540
    7.250% due 08/25/2029                                7,200         6,775
    7.750% due 10/25/2030                               38,773        39,888
    7.500% due 01/25/2031                                1,105         1,121
    7.750% due 01/25/2031                                5,510         5,597
    6.068% due 07/19/2031 (d)                           13,016        12,878
    6.500% due 10/25/2031                               12,329        10,821
    6.050% due 10/25/2031                               10,000        10,047
Credit-Based Asset Servicing and Securitization
    2.310% due 09/25/2029 (d)                              703           706
    2.220% due 02/25/2030 (d)                           32,735        32,738
    2.107% due 01/25/2032 (d)                           50,308        50,308
Crusade Global Trust
    2.230% due 02/15/2030 (d)                           58,190        58,351
CS First Boston Mortgage Securities Corp.
    6.750% due 01/15/2008                               24,424        24,972
    7.290% due 09/15/2009                                  335           355
    6.750% due 12/27/2028                               13,868        12,397
    6.960% due 06/20/2029                                  277           282
    7.500% due 03/25/2031                               23,890        24,593

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 103

Total Return Fund
March 31, 2002
                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
--------------------------------------------------------------------------------
     2.450% due 06/25/2031 (d)                              $  26,296  $ 26,362
     2.500% due 06/25/2031 (d)                                 41,304    41,449
     2.450% due 11/25/2031 (d)                                    876       874
     6.169% due 12/25/2031                                     82,728    83,095
     6.520% due 01/17/2035                                         50        52
Dime Savings
     6.707% due 11/01/2018 (d)                                    342       341
DLJ Commercial Mortgage Corp.
     2.120% due 05/05/2003 (d)                                 26,916    26,882
     2.270% due 07/05/2008 (d)                                    330       330
     2.620% due 07/05/2008 (d)                                  9,667     9,715
     7.300% due 06/10/2032                                        515       546
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                                  4,000     4,249
     6.445% due 08/01/2021 (d)(k)                               2,737     2,776
     8.000% due 03/25/2022                                         88        88
     6.950% due 12/25/2022 (d)                                    760       763
     6.836% due 03/25/2023 (d)                                    132       135
     7.684% due 03/25/2024 (d)                                    133       134
     7.557% due 05/25/2024 (d)                                     58        59
     7.907% due 10/25/2024 (d)                                    252       274
     2.400% due 06/25/2026 (d)                                    949       952
     6.850% due 12/17/2027                                      6,351     6,514
Drexel Burnham Lambert CMO Trust
     9.500% due 11/20/2017                                        358       360
DVI Business Credit Receivable Corp. III
     2.580% due 10/15/2003 (d)                                  3,850     3,863
E-Trade Bank Mortgage Backed Securities Trust
     7.174% due 09/25/2031 (d)                                 57,254    57,860
Fannie Mae
     7.500% due 05/25/2005                                      6,700     6,943
     7.500% due 02/25/2006                                        334       338
     7.000% due 05/25/2006                                        167       172
     7.500% due 05/25/2007                                        431       441
     6.000% due 07/25/2007                                        209       211
     6.250% due 07/25/2007                                          4         4
     6.740% due 08/25/2007                                        145       151
     6.270% due 09/25/2007                                      3,000     3,046
     7.000% due 10/25/2007                                        183       190
     6.250% due 01/25/2008                                     50,000    50,785
     6.500% due 05/25/2008                                        418       432
    10.500% due 08/25/2008                                      5,240     5,764
     6.000% due 08/25/2008                                          2         2
    13.545% due 09/25/2008 (d)                                  1,606     1,528
     4.000% due 02/25/2009                                         19        18
     6.000% due 02/25/2009                                      1,400     1,436
     6.500% due 02/25/2009                                         47        48
     6.500% due 03/25/2009                                         95        98
     6.875% due 06/25/2009                                         30        30
     6.500% due 08/25/2010                                        470       476
     6.500% due 04/25/2013                                         75        77
     8.000% due 12/25/2016                                        116       124
    11.000% due 11/25/2017                                        783       887
     9.250% due 04/25/2018                                        107       117
     9.300% due 05/25/2018                                        428       470
     9.500% due 06/25/2018                                        350       386
     2.456% due 06/25/2018 (d)                                      2         2
     9.500% due 11/25/2018                                      1,847     1,887
     6.000% due 02/25/2019                                        405       405
     6.500% due 03/25/2019                                        223       225
     9.500% due 06/25/2019                                        890       985
     9.300% due 08/25/2019                                         44        49
     9.000% due 12/25/2019                                      3,719     4,067
     7.500% due 12/25/2019                                      5,996     6,253
     7.000% due 03/25/2020                                        789       817
     7.000% due 04/25/2020                                          8         9
     7.500% due 05/25/2020                                      1,845     1,945
     5.000% due 09/25/2020                                        200       203
     9.000% due 09/25/2020                                      1,824     1,995
     8.000% due 12/25/2020                                     22,063    22,943
     9.000% due 01/25/2021                                      3,041     3,296
     8.750% due 01/25/2021                                      1,920     2,006
     5.750% due 02/18/2021                                        100       102
     9.000% due 03/25/2021                                        299       330
     7.000% due 05/25/2021                                        300       309
     6.250% due 06/25/2021                                        250       251
     6.500% due 06/25/2021                                      4,482     4,524
     8.000% due 07/25/2021                                      8,788     9,366
     8.500% due 09/25/2021                                      3,135     3,387
     7.000% due 10/25/2021                                      6,335     6,543
     8.000% due 10/25/2021                                      6,556     6,675
     7.000% due 11/25/2021                                      7,628     7,755
     5.000% due 12/25/2021                                        500       492
     4.000% due 01/25/2022                                        102       102
     8.000% due 01/25/2022                                      8,506     8,635
     7.750% due 01/25/2022                                     13,454    14,139
     5.000% due 04/25/2022                                         48        48
     7.000% due 04/25/2022                                     17,241    17,914
     7.375% due 05/25/2022                                     10,303    10,777
     7.500% due 05/25/2022                                      2,000     2,095
     7.000% due 06/25/2022                                        805       832
     8.000% due 06/25/2022                                      4,352     4,669
     8.000% due 07/25/2022                                     18,470    19,457
     7.500% due 07/25/2022                                      1,076     1,120
     8.000% due 07/25/2022                                     29,848    31,896
     7.000% due 07/25/2022                                      3,726     3,850
     6.500% due 10/25/2022                                      4,461     4,510
     7.800% due 10/25/2022                                      1,950     2,048
     6.500% due 03/25/2023                                      2,000     2,046
     7.000% due 03/25/2023                                     32,266    33,448
     6.900% due 05/25/2023                                        176       176
     7.000% due 06/25/2023                                      3,518     3,388
     6.000% due 08/25/2023                                     13,896    12,768
     6.500% due 09/18/2023                                         18        18
     1.000% due 09/25/2023                                         97        92
     6.750% due 09/25/2023                                      4,393     4,209
     6.750% due 10/25/2023                                        661       644
     6.500% due 10/25/2023                                      9,440     9,114
     7.500% due 10/25/2023                                          4         4
     6.500% due 12/25/2023                                        171       160
     6.500% due 01/25/2024                                     34,883    34,090
     5.000% due 01/25/2024                                        351       349
     6.500% due 01/25/2024                                      2,928     2,918
     6.500% due 02/25/2024                                      5,150     5,020
     7.000% due 03/25/2024                                     10,267    10,253
     7.500% due 06/20/2024                                          9        10
     6.000% due 06/25/2024                                        340       341
     7.000% due 06/25/2024                                        140       141
     6.500% due 08/17/2024                                     17,000    16,887
     6.000% due 12/25/2024                                      1,100     1,118
     6.600% due 05/18/2025                                        219       226
     7.500% due 11/17/2025                                        289       300
     7.500% due 12/25/2025                                        316       324
     7.000% due 02/15/2026                                         78        81
     6.950% due 03/25/2026                                         49        50
     7.000% due 07/18/2026                                        270       273
     6.500% due 09/18/2026                                        118       121
     7.000% due 12/18/2026                                     18,110    18,153
     6.000% due 12/25/2026                                        170       168
     8.500% due 02/17/2027                                      1,538     1,654
     6.000% due 03/25/2027                                        320       316
     5.000% due 04/18/2027                                      1,000       994
     6.000% due 05/17/2027                                      5,470     5,211
     7.000% due 06/18/2027                                        684       697
     7.000% due 07/18/2027                                        460       463
     6.500% due 07/18/2027                                        190       177
     7.500% due 08/20/2027                                      2,817     2,954
     7.000% due 12/20/2027                                     13,736    13,791
     2.300% due 04/18/2028 (d)                                  1,832     1,823
     6.500% due 06/25/2028                                      4,700     4,621
     6.000% due 07/18/2028                                      9,461     8,062
     6.500% due 07/18/2028                                     67,412    65,970
     9.210% due 09/25/2028                                     10,590    11,499
     6.500% due 10/25/2028                                     40,000    39,492
     6.250% due 02/25/2029                                      3,500     3,191
     7.500% due 04/25/2029                                        996     1,034
     6.000% due 04/25/2029                                     11,824    10,139
     7.500% due 06/19/2030                                        239       251

104 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
--------------------------------------------------------------------------------
     2.400% due 08/25/2030 (d)                              $ 33,306   $ 33,525
     2.350% due 10/18/2030 (d)                                24,121     24,244
     7.500% due 07/25/2031                                       970      1,006
     6.750% due 08/21/2031                                   139,793    138,311
     6.750% due 09/21/2031                                   147,274    148,312
     6.500% due 09/25/2031                                    12,130     11,129
     4.210% due 09/25/2031                                    13,702     13,735
     6.500% due 10/03/2031                                    10,166      9,436
     6.500% due 10/25/2031                                    55,332     50,425
     6.500% due 11/25/2031                                    20,528     17,994
     6.000% due 11/25/2031                                    36,446     30,268
     6.000% due 12/25/2031                                    32,990     26,115
     6.390% due 05/25/2036                                    33,747     29,837
     6.500% due 06/17/2038                                     5,000      4,697
     6.300% due 10/17/2038                                    17,000     15,308
Federal Housing Administration
     7.430% due 09/01/2023                                     1,161      1,167
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                                    29,600     29,794
First Commonwealth Savings & Loan Association
   10.375% due 04/01/2005                                         13         14
First Horizon Asset Securities, Inc.
     6.750% due 02/25/2031                                   137,995    136,345
     7.000% due 02/25/2031                                    20,818     20,997
First Interstate Bancorp
     8.875% due 01/01/2009                                        99        105
     9.125% due 01/01/2009 (d)                                     6          7
First Nationwide Trust
     6.500% due 03/25/2029                                     4,400      4,366
     7.750% due 07/25/2030                                     6,651      6,860
     8.000% due 10/25/2030                                       269        286
     8.500% due 08/25/2031                                       373        398
     2.500% due 09/25/2031 (d)                                 5,471      5,490
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                                       342        349
     6.750% due 08/25/2028                                     9,048      8,610
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                         6          6
Freddie Mac
     6.750% due 10/15/2003                                     5,926      5,987
     7.000% due 10/15/2003                                     1,858      1,907
     7.000% due 12/15/2003                                        50         52
    10.150% due 04/15/2006                                         3          3
     6.500% due 07/15/2006                                       495        502
     6.500% due 08/15/2006                                        41         41
     7.500% due 02/15/2007                                       456        474
     7.500% due 04/01/2007                                         8          8
     7.750% due 04/01/2007                                        10         10
     7.000% due 07/01/2007                                         1          1
     6.500% due 07/15/2007                                     1,505      1,517
     8.000% due 10/01/2007                                        29         29
     6.500% due 05/15/2008                                       527        536
    12.425% due 06/15/2008 (d)                                    30         27
     6.000% due 11/15/2008                                       225        231
     6.200% due 12/15/2008                                     4,923      4,989
     8.500% due 03/01/2009                                       120        128
     6.000% due 03/15/2009                                       954        973
    11.250% due 10/01/2009                                         1          1
     7.000% due 06/01/2010                                         9          9
     7.550% due 03/15/2012                                       180        186
    11.875% due 06/15/2013                                        67         68
     8.500% due 08/15/2013                                       734        739
     8.500% due 09/15/2013                                       644        644
     6.000% due 11/15/2014                                       400        383
     6.000% due 06/15/2015                                     1,500      1,487
    10.100% due 09/01/2016                                       228        252
     7.500% due 11/15/2016                                    26,191     26,956
     6.350% due 03/25/2018                                        38         38
     5.500% due 05/15/2018                                       225        229
     6.400% due 02/15/2019                                     1,498      1,502
     6.500% due 04/15/2019                                       608        615
    10.000% due 11/15/2019                                        56         59
     2.387% due 06/15/2020 (d)                                    23         23
     5.750% due 08/15/2020                                       147        149
     9.000% due 09/15/2020                                        35         37
     5.000% due 10/15/2020                                       817        830
     9.500% due 11/15/2020                                     2,181      2,185
     8.900% due 11/15/2020                                     6,905      7,093
     8.750% due 12/15/2020                                       775        800
     9.000% due 12/15/2020                                     1,288      1,360
     6.250% due 12/15/2020                                       145        149
     6.000% due 12/15/2020                                       144        145
     9.000% due 12/15/2020                                       474        508
     6.250% due 01/15/2021                                        74         75
     9.500% due 01/15/2021                                     1,178      1,247
     7.000% due 02/15/2021                                        51         51
     8.000% due 04/15/2021                                        53         55
     6.500% due 05/15/2021                                        38         39
     8.500% due 06/15/2021                                    15,344     16,253
     9.000% due 07/15/2021                                     1,348      1,451
     9.500% due 07/15/2021                                       280        282
     6.000% due 07/15/2021                                       135        136
     6.950% due 07/15/2021                                       290        298
     9.500% due 08/15/2021                                     1,029      1,101
     6.950% due 08/15/2021                                        90         92
     8.000% due 08/15/2021                                     4,746      4,778
     6.200% due 08/15/2021                                       358        363
     6.500% due 09/15/2021                                     3,080      3,094
     4.500% due 09/15/2021                                       173        167
     6.500% due 09/15/2021                                       568        581
     7.000% due 09/15/2021                                        75         78
     8.000% due 12/15/2021                                    14,875     15,615
     6.850% due 01/15/2022                                       436        449
     7.000% due 03/15/2022                                       540        560
     8.250% due 06/15/2022                                     3,073      3,248
     7.000% due 07/15/2022                                     8,433      8,684
     6.650% due 07/15/2022                                       800        830
     8.500% due 10/15/2022                                     4,665      4,919
     6.000% due 11/15/2022                                       220        222
     7.000% due 12/15/2022                                    21,000     21,873
     7.500% due 01/15/2023                                    19,845     21,033
     6.500% due 02/15/2023                                     1,250      1,297
     7.500% due 05/01/2023                                       595        622
     7.500% due 07/15/2023                                       395        419
     7.000% due 07/15/2023                                       300        304
     6.500% due 07/15/2023                                       970        993
     6.500% due 08/15/2023                                     6,348      6,354
     5.840% due 10/25/2023 (d)                                 7,479      7,891
     7.410% due 10/25/2023                                     1,496      1,587
     6.500% due 11/15/2023                                     6,127      5,918
     6.500% due 01/15/2024                                        35         35
     6.250% due 01/15/2024                                       100        102
     5.000% due 02/15/2024                                       116        108
     6.500% due 02/15/2024                                        10         10
     7.499% due 03/15/2024                                     7,096      7,267
     6.500% due 03/15/2024                                       353        328
     8.000% due 04/25/2024                                       515        552
     6.250% due 05/15/2024                                    12,770     12,370
     6.000% due 07/17/2024                                       258        251
     8.500% due 08/01/2024                                       893        963
     7.250% due 08/15/2024                                        41         41
     8.000% due 09/15/2024                                    16,250     17,303
     8.500% due 11/01/2024                                       383        413
     5.650% due 11/15/2024                                       140        142
     5.500% due 11/15/2024                                    11,200     11,427
     6.000% due 02/15/2025                                     1,746      1,784
     6.500% due 05/15/2025                                       410        422
     7.000% due 09/17/2025                                        25         25
     7.000% due 03/01/2026                                        63         64
     6.500% due 03/15/2026                                       110        111
     6.000% due 08/15/2026                                     2,400      2,364
     1.977% due 09/15/2026 (d)                                22,414     22,308
     6.435% due 10/01/2026 (d)                                 1,732      1,774
     6.250% due 11/15/2026                                       700        696
     6.000% due 11/15/2026                                       550        544
     7.000% due 01/01/2027                                        71         73
     7.500% due 01/15/2027                                    28,185     28,485

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 105

Total Return Fund
March 31, 2002

                                                    Principal
                                                       Amount       Value
                                                       (000s)      (000s)
-------------------------------------------------------------------------
   8.000% due 02/15/2027                        $      38,994   $  41,915
   7.000% due 03/01/2027                                   89          91
   7.500% due 03/17/2027                               20,000      20,930
   6.890% due 05/01/2027 (d)                              217         221
   6.000% due 06/15/2027                                  160         163
   6.500% due 06/15/2027                               11,202      10,379
   7.500% due 06/20/2027                               21,891      22,934
   6.500% due 08/15/2027                               17,239      15,367
   6.500% due 09/15/2027                               73,000      72,114
   6.500% due 10/15/2027                               32,300      32,063
   6.000% due 11/15/2027                                  665         655
   6.500% due 01/25/2028                                8,691       8,331
   6.250% due 03/15/2028                               10,000       9,634
   6.500% due 04/15/2028                              163,424     157,557
   6.500% due 05/15/2028                               64,577      61,621
   6.500% due 06/15/2028                               67,580      61,415
   6.500% due 06/20/2028                               25,780      23,386
   7.000% due 07/01/2028                                  661         676
   6.500% due 07/15/2028                              105,632      97,137
   6.500% due 08/15/2028                              361,774     335,802
   7.000% due 11/15/2028                                9,000       9,128
   6.000% due 12/01/2028                                  583         571
   6.000% due 12/15/2028                               24,142      21,447
   6.250% due 12/15/2028                                1,837       1,564
   6.500% due 12/15/2028                                7,777       6,747
   6.500% due 01/01/2029                                1,621       1,624
   6.500% due 01/15/2029                               10,411      10,141
   6.000% due 01/15/2029                                3,626       3,001
   6.000% due 02/15/2029                                4,236       3,404
   6.500% due 03/01/2029                                  481         482
   6.500% due 03/15/2029                               27,127      25,549
   6.500% due 05/01/2029                                  699         700
   6.500% due 06/01/2029                                  268         269
   6.500% due 07/01/2029                                1,329       1,330
   7.500% due 02/01/2030                                  509         528
   7.500% due 07/15/2030                                1,000       1,045
   7.500% due 08/15/2030                                2,927       2,928
   2.400% due 09/15/2030 (d)                            5,136       5,155
   7.000% due 09/15/2030                               20,098      19,697
   7.000% due 10/15/2030                               16,536      16,212
   7.500% due 10/15/2030                               30,406      31,417
   2.350% due 11/15/2030 (d)                              770         775
   5.659% due 08/15/2032 (d)                           23,963      23,207
Fund America Investors Corp. II
   6.307% due 06/25/2023 (d)                            1,601       1,620
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                   44          44
   6.500% due 09/25/2023                                1,175       1,077
   6.500% due 12/25/2023                                8,631       7,874
   6.500% due 01/25/2024                                3,895       3,494
   6.000% due 02/25/2024                                8,328       7,557
   6.500% due 03/25/2024                               62,378      62,182
   6.500% due 04/25/2024                               73,373      66,810
   7.250% due 05/25/2026                                3,160       3,199
   7.500% due 06/25/2027                                8,046       8,275
   7.500% due 07/25/2027                                4,748       4,807
   7.000% due 10/25/2027                               25,942      26,136
   7.000% due 11/25/2027                               67,843      69,810
   6.750% due 05/25/2028                               23,934      23,613
   6.650% due 05/25/2028                                4,012       4,061
   6.550% due 06/25/2028                               23,450      23,784
   6.600% due 06/25/2028                                2,532       2,559
   6.750% due 06/25/2028                               20,517      20,575
   6.750% due 10/25/2028                               12,023      12,036
   6.250% due 12/25/2028                               53,912      52,291
   6.500% due 12/25/2028                               19,500      19,215
   6.750% due 05/25/2029                               20,000      19,219
   6.500% due 05/25/2029                                9,858       9,764
   6.500% due 07/25/2029                               95,240      93,054
   6.000% due 07/25/2029                               14,603      14,675
   6.250% due 07/25/2029                              132,674     135,324
   7.000% due 09/25/2029                               12,602      12,695
GMAC Commercial Mortgage Asset Corp.
   2.201% due 07/20/2002 (d)                           12,474      12,474
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                  188         193
   6.806% due 04/15/2008                                1,000       1,017
   6.974% due 05/15/2008                               25,438      26,577
   8.950% due 08/20/2017                                  359         387
   6.700% due 05/15/2030                               12,032      12,266
   6.570% due 09/15/2033                               42,420      43,706
GMAC Mortgage Corp. Loan Trust
   7.000% due 08/25/2029                               27,860      27,667
   7.500% due 05/25/2030                               12,000      12,527
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007                                7,200       7,131
Government Lease Trust
   4.000% due 05/18/2011                                3,000       2,421
Government National Mortgage Association
   6.250% due 06/20/2022                               14,247      14,345
   7.250% due 12/16/2023                                1,638       1,666
   7.000% due 10/20/2025                                7,000       7,173
   7.000% due 03/20/2026                                  320         330
   6.000% due 03/20/2026                                1,500       1,491
   2.400% due 06/16/2026 (d)                              329         329
   7.500% due 07/16/2027                               33,469      35,069
   6.750% due 06/20/2028                               24,455      23,323
   6.500% due 06/20/2028                               34,127      31,350
   7.250% due 07/16/2028                                   30          31
   6.500% due 07/20/2028                               46,928      42,974
   6.500% due 09/20/2028                               37,515      34,761
   6.500% due 01/20/2029                               30,697      27,545
   7.000% due 02/16/2029                                6,815       6,657
   6.500% due 03/20/2029                               16,259      15,869
   8.000% due 03/20/2029                                7,151       7,527
   6.000% due 05/20/2029                               11,848       9,908
   7.000% due 01/16/2030                                7,169       6,799
   2.400% due 02/16/2030 (d)                           26,285      26,430
   2.550% due 02/16/2030 (d)                           15,241      15,304
   2.500% due 02/16/2030 (d)                           27,227      27,254
   7.500% due 02/20/2030                               18,301      18,587
   2.301% due 06/20/2030 (d)                            7,468       7,476
   2.401% due 09/20/2030 (d)                            4,660       4,673
   7.500% due 09/20/2030                                5,593       5,701
   7.000% due 10/16/2030                               27,797      25,688
   2.350% due 10/16/2030 (d)                           28,011      27,997
Greenwich Capital Acceptance, Inc.
   6.916% due 01/25/2023 (d)                               88          88
GS Mortgage Securities Corp. II
   6.526% due 08/15/2011                                2,100       2,042
   6.044% due 08/15/2018                                4,601       4,448
Guardian Savings & Loan Association
   7.105% due 09/25/2018 (d)                               21          21
G-Wing Ltd.
   4.530% due 05/06/2004 (d)                            6,200       6,200
Harborview Mortgage Loan Trust
   7.470% due 08/19/2030                               14,435      14,736
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                  938         953
   7.155% due 12/25/2012                                  320         327
   7.250% due 11/25/2027                                7,892       8,049
Home Savings of America
   8.464% due 08/01/2006 (d)                               21          21
   5.270% due 05/25/2027 (d)                            1,836       1,808
   6.613% due 08/20/2029 (d)                           14,299      14,277
Housing Securities, Inc.
   7.000% due 05/25/2008                                  784         801
   7.000% due 05/25/2023                                6,465       6,584
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                               13,445      13,766
   7.750% due 03/25/2028                                1,825       1,863
Impac CMB Trust
   2.320% due 12/15/2030 (d)                           30,101      30,223
   2.180% due 11/25/2031 (d)                           29,862      29,874
IMPAC Secured Assets CMN Owner Trust
   2.550% due 01/25/2030 (d)                              758         759
   2.600% due 10/25/2030 (d)                            2,635       2,639
Imperial CMB Trust
     6.650% due 11/25/2029                                526         535
Imperial Savings Association

106 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Principal
                                                       Amount      Value
                                                       (000s)     (000s)
------------------------------------------------------------------------
     8.225% due 01/25/2017 (d)                       $     39   $     39
     8.840% due 07/25/2017 (d)                            179        179
Independent National Mortgage Corp.
     8.250% due 05/25/2010                                 70         71
     6.650% due 10/25/2024                              1,135      1,146
     8.750% due 12/25/2024                                  6          6
     3.506% due 07/25/2025 (d)                          2,013      2,012
Indymac Adjustable Rate Mortgage Trust
     6.569% due 08/25/2031 (d)                          9,428      9,427
     6.490% due 01/25/2032 (d)                         93,138     92,843
     6.462% due 01/25/2032 (d)                         21,862     21,673
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                203        224
J.P. Morgan Commercial Mortgage Finance Corp.
     8.228% due 02/25/2028 (d)                          1,615      1,731
     7.069% due 09/15/2029                                 46         48
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                 31         32
Lehman Large Loan Trust
     6.790% due 06/12/2004                                 22         22
Long Beach Mortgage Loan Trust
     8.396% due 01/20/2017 (d)                         41,901     46,091
LTC Commercial Corp.
     7.100% due 11/28/2012                              3,044      3,101
Mellon Residential Funding Corp.
     6.500% due 02/25/2028                             10,000     10,027
     6.350% due 06/25/2028                             22,000     22,476
     6.600% due 06/26/2028                              7,660      7,805
     6.110% due 01/25/2029                             23,900     24,518
     6.570% due 07/25/2029 (d)                         15,103     15,314
     6.580% due 07/25/2029 (d)                         55,565     58,816
Merrill Lynch Mortgage Investors, Inc.
     7.209% due 06/15/2021 (d)                            780        793
     6.439% due 06/15/2021 (d)                          1,530      1,539
     6.589% due 06/15/2021 (d)                          3,746      3,783
     6.849% due 06/15/2021 (d)                          3,514      3,653
     6.950% due 06/18/2029                             20,037     20,652
     5.650% due 12/15/2030                              6,690      6,805
     2.197% due 04/25/2031 (d)                         43,585     43,722
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                              4,275      4,401
MLCC Mortgage Investors, Inc.
     2.125% due 09/15/2026 (d)                         12,995     13,008
Morgan Stanley Capital I
     6.440% due 11/15/2002                                 16         16
     5.990% due 03/15/2005                                 52         53
     6.190% due 01/15/2007                             16,629     17,122
     6.160% due 04/03/2009                             11,591     11,829
     7.460% due 02/15/2020                              8,583      9,020
     2.130% due 07/25/2027 (d)                            214        213
     6.860% due 07/15/2029 (d)                            852        883
     6.220% due 06/01/2030                                 62         64
     6.590% due 10/03/2030                              4,832      5,025
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                                500        534
     7.008% due 09/20/2006                             15,545     16,215
     6.001% due 11/18/2031                                 63         64
Mortgage Obligation Structured Trust
     7.700% due 10/25/2018                             17,957     18,195
NationsBanc Montgomery Funding Corp.
     6.750% due 06/25/2028                             10,000     10,002
     6.500% due 07/25/2028                             14,470     14,197
     6.750% due 08/25/2028                             20,009     19,152
     6.250% due 10/25/2028                              7,000      6,737
Nationslink Funding Corp.
     6.654% due 02/10/2006                             19,624     20,392
     2.230% due 04/10/2007 (d)                         13,959     13,985
Nomura Asset Acceptance Corp.
     7.000% due 02/19/2030                             15,585     15,375
Nomura Asset Securities Corp.
     6.590% due 03/15/2030                                335        347
     7.120% due 04/13/2036                                460        484
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                8,406      8,653
   6.500% due 04/25/2013                               18,396     18,557
   6.500% due 06/25/2013                               10,941     11,042
   7.500% due 03/25/2027                               28,101     28,906
   6.750% due 09/25/2027                                  797        810
   6.750% due 05/25/2028                               40,707     41,434
   6.750% due 07/25/2028                               12,657     12,403
   6.250% due 08/25/2028                                1,097      1,103
   6.250% due 09/25/2028                                  347        334
   6.750% due 10/25/2028                               37,871     37,855
   6.500% due 12/25/2028                               39,751     39,003
   6.500% due 01/25/2029                                   35         35
   6.500% due 02/25/2029                               62,438     61,300
   5.950% due 04/25/2029                               34,998     35,557
   6.500% due 04/25/2029                               26,751     26,218
   6.300% due 04/25/2029                                2,984      3,006
   6.200% due 04/25/2029                               77,385     78,858
   6.250% due 05/25/2029                                  369        371
   6.000% due 05/25/2029                               12,855     12,957
   6.500% due 06/25/2029                               46,178     45,125
   6.750% due 08/25/2029                                   28         28
   6.500% due 10/25/2029                                1,947      1,903
   7.000% due 11/25/2029                               14,629     14,764
   7.250% due 02/25/2030                               19,756     20,247
Norwest Integrated Structured Assets, Inc.
   7.000% due 09/25/2029                                3,832      3,862
Paine Webber Mortgage Acceptance Corp.
   6.000% due 04/25/2009                               11,667     11,844
Patten Mortgage
   7.250% due 08/01/2011 (d)                              289        292
PHH Mortgage Services Corp.
   7.177% due 11/18/2027 (d)                              934        953
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                2,846      2,902
   7.000% due 10/25/2027                               21,298     21,706
   6.750% due 12/25/2027                                7,230      6,847
   7.000% due 02/25/2028                               25,093     25,570
   6.976% due 02/25/2028                                9,274      9,218
   6.625% due 03/25/2028                                  200        202
   7.000% due 05/25/2028                                2,598      2,659
   6.550% due 07/25/2028                               12,929     13,051
   6.750% due 07/25/2028                                3,525      3,534
   6.750% due 09/25/2028                                3,996      4,004
   6.750% due 10/25/2028                               26,027     26,009
   6.750% due 12/25/2028                               21,709     21,613
   6.250% due 01/25/2029                                9,259      8,907
   6.500% due 01/25/2029                                1,705      1,695
   6.300% due 03/25/2029                                9,955      9,596
   6.300% due 06/25/2029                               30,400     31,031
   6.200% due 06/25/2029                               30,959     31,539
   6.500% due 06/25/2029                               48,552     47,354
   6.200% due 06/25/2029                                5,649      5,756
   7.000% due 06/25/2030                               11,303     11,351
   7.750% due 07/25/2030                                3,374      3,372
   2.300% due 12/25/2030 (d)                           12,604     12,623
   7.500% due 02/25/2031                               34,039     35,017
   7.500% due 05/25/2040 (d)                            1,171      1,200
PNC Mortgage Trust
   8.250% due 03/25/2030                               28,343     29,528
Prudential Home Mortgage Securities
   7.400% due 11/25/2007                                1,202      1,237
   7.000% due 01/25/2008                               19,754     19,835
   6.750% due 07/25/2008                                  467        473
   6.950% due 11/25/2022                                  222        218
   7.000% due 07/25/2023                                2,201      2,222
   6.750% due 10/25/2023                               10,632     10,343
   5.900% due 12/25/2023                                1,289      1,304
   6.500% due 01/25/2024                                1,646      1,542
   6.800% due 05/25/2024                               12,145     11,124
   6.450% due 11/25/2025                                5,264      4,939
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                               10,446     10,634
Prudential-Bache Trust
   8.400% due 03/20/2021                                3,851      4,045
PSB Financial Corp. II

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 107

Total Return Fund
March 31, 2002

                                                        Principal
                                                           Amount     Value
                                                           (000s)    (000s)
---------------------------------------------------------------------------
    11.050% due 12/01/2015                              $     294  $    298
Regal Trust IV
     4.323% due 09/29/2031 (d)                              7,191     7,114
Resecuritization Mortgage Trust
     2.100% due 04/26/2021 (d)                                 13        13
     6.750% due 06/19/2028                                 17,876    17,778
     6.500% due 04/19/2029                                  2,864     2,940
Residential Accredit Loans, Inc.
     7.500% due 08/25/2027                                 11,163    11,484
     7.000% due 02/25/2028                                 41,115    42,371
     6.500% due 12/25/2028                                    400       395
     6.500% due 05/25/2029                                  3,000     2,954
     6.750% due 06/25/2029                                    789       809
     7.000% due 07/25/2029                                    207       212
     8.000% due 06/25/2030                                    168       169
     8.000% due 07/25/2030                                     97        99
     7.000% due 08/25/2031                                  6,249     5,870
Residential Asset Securitization Trust
     7.375% due 03/25/2027                                  5,012     5,146
     7.000% due 10/25/2027                                 16,841    17,316
     7.000% due 01/25/2028                                 20,000    20,587
     6.750% due 06/25/2028                                  1,205     1,205
     6.500% due 12/25/2028                                  1,250     1,235
     6.500% due 03/25/2029                                 22,514    22,490
     6.750% due 03/25/2029                                    290       293
     7.875% due 01/25/2030                                    436       452
     8.000% due 02/25/2030                                 25,163    26,109
     8.000% due 04/25/2030                                  1,366     1,378
     2.600% due 09/25/2030 (d)                              7,620     7,665
Residential Funding Mortgage Securities I
     6.981% due 06/25/2008                                    156       157
     7.500% due 09/25/2011                                  4,448     4,556
     7.000% due 05/25/2012                                    936       962
     6.500% due 12/25/2012                                 16,095    16,176
     7.670% due 01/25/2020                                  1,040     1,098
     7.750% due 09/25/2022                                    152       152
     8.000% due 01/25/2023                                  1,157     1,155
     8.000% due 02/25/2023                                  3,678     3,674
     6.500% due 11/25/2023                                  1,660     1,583
     7.500% due 12/25/2025                                    808       831
     7.750% due 11/25/2026                                  3,802     3,950
     7.500% due 04/25/2027                                  2,940     3,023
     7.500% due 06/25/2027                                 24,725    25,339
     7.500% due 07/25/2027                                 15,549    15,745
     7.250% due 08/25/2027                                  8,742     8,836
     7.250% due 10/25/2027                                 24,000    24,421
     7.000% due 11/25/2027                                 16,887    17,107
     6.750% due 02/25/2028                                 24,572    24,758
     6.750% due 05/25/2028                                 60,741    61,892
     6.750% due 06/25/2028                                 60,400    58,937
     6.750% due 07/25/2028                                 13,292    13,307
     6.750% due 08/25/2028                                 35,000    35,045
     6.750% due 09/25/2028                                 66,493    66,521
     6.500% due 10/25/2028                                 52,000    51,263
     6.250% due 11/25/2028                                  3,000     2,978
     6.500% due 12/25/2028                                 23,400    22,989
     6.500% due 01/25/2029                                 72,314    70,928
     6.500% due 03/25/2029                                 27,960    27,481
     6.200% due 05/25/2029                                  2,435     2,432
     6.500% due 06/25/2029                                 12,492    10,484
     6.750% due 07/25/2029                                 22,600    22,303
     7.000% due 10/25/2029                                 25,260    25,551
     7.500% due 11/25/2029                                 12,338    12,734
     7.500% due 11/25/2030                                 25,885    26,120
     7.500% due 12/25/2030                                  5,734     5,909
     6.316% due 06/25/2031 (d)                             33,762    33,994
Resolution Trust Corp.
     5.608% due 10/25/2021 (d)                                 24        24
     8.135% due 10/25/2021 (d)                                 88        88
     8.625% due 10/25/2021                                     77        77
    11.060% due 10/25/2021 (d)                                 41        41
     8.821% due 05/25/2022 (d)                                755       749
     3.900% due 08/25/2023 (d)                              1,141     1,136
     8.000% due 06/25/2026                                    170       170
     7.101% due 10/25/2028 (d)                              2,930     2,938
     6.560% due 10/25/2028 (d)                              8,644     8,724
     6.801% due 05/25/2029 (d)                              2,197     2,218
     7.604% due 05/25/2029 (d)                              1,638     1,689
     7.141% due 05/25/2029 (d)                              1,614     1,664
RMF Commercial Mortgage Securities, Inc.
     6.751% due 01/15/2019 (d)                                235       240
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                     61        64
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                                     26        26
     7.004% due 08/25/2022 (d)                              1,205     1,221
     6.837% due 08/25/2029 (d)                                529       536
Saco I, Inc.
     7.997% due 07/25/2030 (d)                              2,815     2,847
     2.743% due 10/25/2030 (d)                             15,801    15,801
     2.280% due 09/25/2040 (d)                                236       236
Salomon Brothers Mortgage Securities VII
     7.235% due 11/25/2022 (d)                                232       232
     7.285% due 09/25/2023 (d)                              1,429     1,450
     6.684% due 10/25/2023 (d)                                 86        86
     7.718% due 03/25/2024 (d)                                165       168
     7.879% due 07/01/2024 (d)                              2,285     2,285
     8.071% due 09/25/2024 (d)                                139       139
     8.151% due 10/25/2024 (d)                                183       185
     7.643% due 11/25/2024 (d)                                250       252
     2.180% due 09/25/2028 (d)                             16,729    16,723
     2.240% due 04/25/2029 (d)                              2,535     2,538
     2.230% due 04/25/2029 (d)                              1,204     1,207
     2.150% due 06/25/2029 (d)                             12,728    12,696
     2.300% due 09/25/2029 (d)                                 77        78
     7.599% due 12/25/2030 (d)                             18,707    19,021
Santa Barbara Savings & Loan Association
     9.500% due 11/20/2018                                  1,405     1,419
Saxon Mortgage Securities Corp.
     6.250% due 04/25/2009                                    697       704
     7.375% due 09/25/2023                                  6,372     6,441
     6.500% due 02/25/2024                                    295       296
Sears Mortgage Securities
    12.000% due 02/25/2014                                    416       419
     6.120% due 11/25/2021 (d)                                296       302
     7.431% due 10/25/2022 (d)                              1,131     1,210
     6.199% due 12/25/2028 (d)                                201       201
Securitized Asset Sales, Inc.
     7.499% due 06/25/2023 (d)                                164       165
     6.930% due 10/25/2023 (d)                                372       372
     6.952% due 11/26/2023 (d)                                566       565
     7.410% due 09/25/2024 (d)                              4,324     4,392
Security Pacific National Bank
     6.870% due 03/25/2018 (d)                                 64        64
     6.749% due 09/25/2019 (d)                                271       276
Sequoia Mortgage Trust
     4.382% due 10/25/2024 (d)                             41,123    41,666
     6.350% due 09/25/2025 (d)                                250       251
Small Business Investment Cos.
     7.540% due 08/10/2009                                 83,486    89,343
     8.017% due 02/10/2010                                101,864   111,415
     7.640% due 03/10/2010                                 67,235    72,086
     7.452% due 09/01/2010                                 15,424    16,371
     6.344% due 08/10/2011                                  2,082     2,075
Starwood Asset Receivables Trust
     2.200% due 09/25/2022 (d)                                721       722
Starwood Commercial Mortgage Trust
     6.600% due 02/03/2009                                  9,954    10,226
Structured Asset Mortgage Investments, Inc.
     6.750% due 03/25/2028                                 21,552    21,713
     6.911% due 06/25/2028 (d)                             18,951    19,194
     6.250% due 11/25/2028                                 14,878    14,377
     6.750% due 01/25/2029                                 10,000     9,986
     6.300% due 05/25/2029                                 11,092    11,170
     6.576% due 06/25/2029 (d)                             23,027    22,708
     7.250% due 07/25/2029                                  6,687     6,787
     7.203% due 02/25/2030 (d)                                344       349
     6.750% due 05/02/2030                                 25,000    23,570
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                             13,262    12,809
Structured Asset Securities Corp.

108 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount       Value
                                                          (000s)      (000s)
----------------------------------------------------------------------------
   7.000% due 02/25/2016                               $  18,047   $  18,436
   7.500% due 07/25/2016                                  37,989      38,950
   7.000% due 12/25/2027                                  51,500      52,557
   7.750% due 02/25/2028                                   3,940       4,082
   6.750% due 07/25/2029                                     597         600
   2.500% due 11/25/2030 (d)                              15,276      15,359
   2.350% due 05/25/2031 (d)                               8,596       8,626
   6.500% due 09/25/2031 (d)                             136,225     138,020
   6.250% due 01/25/2032                                 256,420     269,247
   6.320% due 02/25/2032                                 186,133     186,058
Structured Mortgage Asset Residential Trust
   7.584% due 07/25/2024 (d)                                 133         137
Superannuation Members Home Loans Global Fund
   2.255% due 06/15/2026 (d)                              18,490      18,524
TMA Mortgage Funding Trust
   2.230% due 01/25/2029 (d)                              21,813      21,813
Torrens Trust
   2.160% due 07/15/2031 (d)                              28,431      28,465
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                                   4,000       3,870
   6.800% due 01/25/2028                                  15,000      15,373
United Mortgage Securities Corp.
   6.530% due 06/25/2032 (d)                              13,769      13,839
   6.964% due 09/25/2033 (d)                                 765         769
Vendee Mortgage Trust
   7.750% due 05/15/2018                                     134         136
   6.500% due 05/15/2020                                  31,686      31,824
   6.835% due 01/15/2030 (d)                              13,917      13,894
Washington Mutual Mortgage Securities Corp.
   6.750% due 05/25/2031                                     476         485
Washington Mutual, Inc.
   7.500% due 11/19/2029                                     600         621
   6.601% due 10/19/2039 (d)                             109,193     108,440
   6.398% due 10/19/2039 (d)                             191,294     193,036
   6.013% due 10/19/2039 (d)                               3,000       3,009
   5.277% due 12/25/2040 (d)                              32,834      33,152
   5.855% due 01/25/2041 (d)                              67,149      67,219
Wells Fargo Mortgage-Backed Securities Trust
   7.500% due 01/25/2031                                   5,422       5,523
   6.125% due 07/25/2031                                  12,060      12,008
   6.675% due 10/25/2031 (d)                              33,625      33,689
   6.706% due 10/25/2031 (d)                               3,500       3,506
   6.633% due 10/25/2031 (d)                              25,414      25,507
   6.197% due 01/25/2032 (d)                              34,830      34,434
   6.251% due 01/25/2032 (d)                              78,736      77,337
Western Federal Savings & Loan Association
   6.387% due 06/25/2021 (d)                                 890         907
                                                                  ----------
                                                                  11,790,650
Fannie Mae 14.9%                                                  ==========
   4.639% due 02/01/2028 (d)                                 150         152
   4.778% due 09/01/2017 (d)                               2,868       2,861
   4.871% due 09/01/2024 (d)                               1,014       1,033
   4.876% due 10/01/2040 (d)                              13,771      13,963
   4.878% due 03/01/2033 (d)                                 422         429
   4.881% due 10/01/2030 (d)                              17,868      18,119
   4.881% due 10/01/2040 (d)                              11,897      12,064
   5.000% due 04/01/2014                                     405         392
   5.500% due 01/01/2004-04/11/2032 (d)(j)               735,216     716,233
   5.916% due 01/01/2018 (d)                                 904         927
   5.937% due 12/01/2031                                   5,580       5,337
   5.952% due 08/01/2027 (d)                              16,987      17,430
   6.000% due 11/01/2003-01/01/2039 (d)(j)             6,653,734   6,618,483
   6.048% due 01/01/2011                                     148         152
   6.066% due 09/01/2022 (d)                                 546         555
   6.090% due 12/01/2008                                      48          49
   6.103% due 12/01/2023 (d)                                 508         525
   6.116% due 06/01/2023 (d)                                 897         915
   6.149% due 11/01/2023 (d)                                 163         164
   6.161% due 09/01/2024 (d)                               1,187       1,218
   6.168% due 04/01/2027 (d)                                  56          57
   6.178% due 05/01/2030 (d)                                 139         144
   6.200% due 12/01/2023 (d)                                 469         486
   6.210% due 08/01/2010                                  50,188      50,595
   6.244% due 01/01/2024 (d)                                 350         363
   6.245% due 11/01/2025 (d)                               1,063       1,099
   6.250% due 09/01/2029 (d)                                 427         436
   6.255% due 09/01/2013                                  64,000      63,347
   6.282% due 03/01/2025 (d)                               1,687       1,746
   6.302% due 11/01/2025 (d)                                 818         843
   6.315% due 01/01/2024 (d)                                 272         283
   6.343% due 02/01/2026 (d)                                 292         304
   6.348% due 03/01/2026 (d)                                 678         706
   6.351% due 01/01/2024 (d)                                 735         763
   6.381% due 11/01/2023 (d)                                 414         429
   6.384% due 09/01/2022 (d)                                 586         592
   6.394% due 12/01/2023 (d)                                 105         109
   6.397% due 09/01/2023 (d)                               1,421       1,468
   6.400% due 10/01/2024 (d)                                 635         660
   6.420% due 12/01/2007                                     150         154
   6.434% due 09/01/2025 (d)                                 670         692
   6.450% due 05/01/2022 (d)                                 281         283
   6.462% due 10/01/2023 (d)                                 167         174
   6.500% due 04/01/2003-04/11/2032 (j)                   50,002      50,156
   6.502% due 01/01/2026 (d)                                 507         525
   6.516% due 07/01/2024 (d)                               2,763       2,808
   6.530% due 10/01/2013                                   4,254       4,314
   6.533% due 12/01/2023 (d)                                 443         456
   6.547% due 02/01/2028 (d)                                 487         503
   6.550% due 01/01/2008                                     931         962
   6.550% due 04/01/2027 (d)                                 344         357
   6.555% due 08/01/2028                                   2,209       2,154
   6.565% due 04/01/2026 (d)                                 625         651
   6.583% due 10/01/2027 (d)                               2,677       2,778
   6.585% due 01/01/2024 (d)                                  60          62
   6.613% due 08/01/2026 (d)                                 993       1,031
   6.620% due 12/01/2027 (d)                               3,879       4,028
   6.622% due 05/01/2025 (d)                               1,590       1,622
   6.630% due 05/01/2023 (d)                                 568         585
   6.645% due 11/01/2023 (d)                                  84          86
   6.648% due 05/01/2026 (d)                                 252         259
   6.657% due 10/01/2024 (d)                                 231         236
   6.683% due 11/01/2025 (d)                               2,044       2,105
   6.730% due 11/01/2007                                   1,116       1,161
   6.750% due 08/01/2003                                      48          48
   6.764% due 06/01/2024 (d)                                 447         457
   6.847% due 07/01/2003                                      60          61
   6.896% due 07/01/2019 (d)                                 462         476
   6.896% due 08/01/2023 (d)                                 321         330
   6.982% due 06/01/2007                                     455         480
   6.983% due 11/01/2025 (d)                                 245         253
   6.987% due 05/01/2023 (d)                               1,668       1,727
   7.000% due 07/01/2003-09/01/2031 (d)(j)                53,669      55,261
   7.027% due 10/01/2023 (d)                                 492         503
   7.250% due 01/01/2008                                      23          24
   7.250% due 05/01/2009                                      22          23
   7.250% due 01/01/2023                                   8,131       8,414
   7.312% due 08/01/2027 (d)                                 680         709
   7.350% due 09/01/2027 (d)                                 530         552
   7.425% due 06/01/2030 (d)                              17,505      18,024
   7.430% due 01/25/2023                                   1,714       1,696
   7.460% due 08/01/2029                                   3,905       4,142
   7.500% due 10/01/2002-04/11/2032 (j)                   18,981      19,825
   7.750% due 06/01/2009                                     121         127
   7.780% due 01/01/2018                                   2,210       2,451
   7.850% due 07/01/2018                                   6,616       7,206
   7.920% due 03/01/2018                                   2,723       3,053
   7.980% due 05/01/2030                                   6,624       6,990
   8.000% due 08/01/2003-03/01/2032 (j)                   94,273      99,041
   8.060% due 04/01/2030                                   1,840       1,947
   8.080% due 04/01/2030                                   1,007       1,066
   8.250% due 10/01/2008                                     109         115
   8.250% due 07/01/2009                                      40          41
   8.250% due 06/01/2013                                     100         104
   8.250% due 02/01/2017                                      54          59
   8.250% due 03/01/2030                                   1,759       1,955
   8.490% due 06/01/2025                                     979       1,060
   8.500% due 11/01/2004-10/01/2031 (j)                   68,677      73,200
   9.000% due 10/01/2004-12/01/2027 (j)                    5,587       6,114

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 109

Total Return Fund
March 31, 2002

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

    9.500% due 12/01/2006-07/01/2026 (j)                 $   6,165   $    6,724
    9.750% due 11/01/2008                                       27           29
   10.000% due 09/01/2003-05/01/2022 (j)                     1,170        1,288
   10.500% due 11/01/2013-04/01/2022 (j)                       387          426
   10.750% due 03/01/2014                                       13           14
   11.000% due 11/01/2013-11/01/2020 (j)                       177          195
   11.500% due 08/20/2016-11/01/2019 (j)                        56           63
   12.000% due 05/01/2016                                        6            6
   12.500% due 10/01/2015                                       22           25
   13.250% due 09/01/2011                                        9           11
   14.500% due 06/01/2012-01/01/2013 (j)                         6            7
   14.750% due 08/01/2012                                      125          149
   15.000% due 10/01/2012                                      210          251
   15.500% due 10/01/2012-12/01/2012 (j)                        12           15
   15.750% due 12/01/2011-08/01/2012 (j)                        81           97
   16.000% due 09/01/2012                                       75           91
                                                                    -----------
                                                                      7,940,498
                                                                    ===========

Federal Housing Administration 0.8%
    6.000% due 03/20/2028                                    3,814        3,700
    6.500% due 03/31/2032                                      147          144
    6.755% due 03/01/2041                                   16,121       15,276
    6.780% due 07/25/2040                                    7,596        7,498
    6.790% due 05/01/2039                                   10,747        9,524
    6.830% due 12/01/2039                                    3,497        3,415
    6.875% due 11/01/2015                                    2,830        2,728
    6.880% due 10/01/2040-02/01/2041 (j)                    21,599       20,576
    6.896% due 07/01/2020                                   17,043       16,263
    6.900% due 12/01/2040                                   22,724       22,646
    6.930% due 07/01/2014-01/01/2036 (j)                    22,230       21,178
    6.960% due 05/01/2016                                    7,480        7,219
    7.050% due 03/25/2040                                    4,983        4,992
    7.110% due 05/01/2019                                    4,307        4,186
    7.125% due 03/01/2034                                    4,365        4,094
    7.150% due 01/25/2029                                    9,454        8,889
    7.211% due 12/01/2021                                    1,575        1,572
    7.250% due 06/01/2040                                    8,245        8,512
    7.310% due 06/01/2041                                   23,548       22,285
    7.315% due 08/01/2019                                   26,627       26,249
    7.350% due 11/01/2020-11/01/2022 (j)                     9,722        9,759
    7.375% due 02/01/2018-01/01/2024 (j)                    15,360       15,200
    7.400% due 01/25/2020-11/01/2020 (j)                     9,617        9,646
    7.430% due 12/01/2016-07/01/2025 (j)                    93,736       94,088
    7.450% due 05/01/2021-10/01/2023 (j)                    18,379       18,552
    7.460% due 01/01/2023                                    1,765        1,782
    7.465% due 11/01/2019                                   21,519       21,737
    7.500% due 03/01/2032                                    3,223        3,157
    7.580% due 12/01/2040                                    7,398        7,236
    7.630% due 08/01/2041                                   17,719       17,346
    7.650% due 11/01/2018                                      122          124
    7.780% due 11/01/2040                                    7,391        7,331
    7.880% due 03/01/2041                                   13,375       12,838
    7.930% due 05/01/2016                                    1,811        1,827
    8.250% due 10/29/2023-01/01/2041 (j)                     9,385        9,527
    8.375% due 02/01/2012                                      352          352
                                                                    -----------
                                                                        441,448
                                                                    ===========

Freddie Mac 0.8%
    2.300% due 06/15/2031                                   18,546       18,599
    4.924% due 07/01/2025 (d)                                4,080        4,171
    5.000% due 12/15/2020                                       59           60
    5.275% due 11/01/2026 (d)                                3,460        3,558
    5.500% due 10/01/2008-01/01/2014 (j)                     1,274        1,273
    5.625% due 06/01/2017 (d)                                   13           13
    6.000% due 01/01/2011-01/01/2029 (j)                   228,487      228,127
    6.245% due 12/01/2026 (d)                                3,636        3,732
    6.250% due 04/01/2017-01/01/2019 (d)(j)                     27           27
    6.337% due 12/01/2022 (d)                                  177          182
    6.365% due 11/01/2023 (d)                                   65           66
    6.370% due 10/01/2023 (d)                                  440          452
    6.381% due 10/01/2023 (d)                                  928          953
    6.391% due 04/01/2024 (d)                                4,057        4,168
    6.399% due 09/01/2023 (d)                                  832          855
    6.422% due 06/01/2024 (d)                                  975        1,002
    6.437% due 07/01/2022 (d)                                  371          379
    6.458% due 06/01/2024 (d)                                2,189        2,249
    6.462% due 06/01/2022 (d)                                  266          270
    6.463% due 01/01/2024 (d)                                  237          244
    6.469% due 07/01/2023 (d)                                1,002        1,023
    6.481% due 10/01/2023 (d)                                   76           77
    6.485% due 04/01/2029 (d)                                  690          711
    6.493% due 07/01/2023 (d)                                  345          353
    6.496% due 08/01/2023 (d)                                  447          457
    6.500% due 11/01/2002-01/01/2032 (j)                    10,665       10,884
    6.506% due 08/01/2023-07/01/2024 (d)(j)                  6,335        6,516
    6.545% due 08/01/2024 (d)                                  165          168
    6.548% due 08/01/2023 (d)                                    5            5
    6.559% due 05/01/2023 (d)                                  775          786
    6.574% due 09/01/2023 (d)                                1,304        1,326
    6.610% due 01/01/2024 (d)                                  207          213
    6.621% due 09/01/2023 (d)                                  822          833
    6.651% due 08/01/2023 (d)                                3,165        3,216
    6.654% due 12/01/2023 (d)                                  499          512
    6.670% due 10/01/2023 (d)                                  747          763
    6.680% due 08/01/2023 (d)                                  205          209
    6.692% due 04/01/2023 (d)                                  171          173
    6.717% due 09/01/2023 (d)                                5,282        5,380
    6.755% due 11/01/2028 (d)                               12,779       12,992
    6.775% due 11/01/2003                                        9            9
    6.776% due 06/01/2022 (d)                                  692          703
    6.875% due 09/01/2018 (d)                                  391          400
    6.880% due 05/01/2023 (d)                                  554          562
    6.900% due 11/01/2023 (d)                                  162          165
    6.928% due 10/01/2023 (d)                                  693          707
    6.932% due 05/01/2023 (d)                                  462          470
    6.980% due 11/01/2023 (d)                                   37           38
    7.000% due 10/01/2002-01/01/2032 (d)(j)                 37,705       38,449
    7.250% due 11/01/2008                                       90           93
    7.274% due 09/01/2027 (d)                                1,377        1,418
    7.400% due 02/01/2021                                    3,405        3,424
    7.500% due 09/01/2003-02/01/2031 (j)                     9,441        9,782
    7.645% due 05/01/2025                                    2,634        2,746
    7.804% due 07/01/2030 (d)                               41,769       43,074
    8.000% due 04/01/2002-03/01/2030 (j)                     3,974        4,168
    8.250% due 12/01/2002-12/01/2009 (j)                       166          172
    8.500% due 12/01/2002-06/01/2030 (j)                     2,863        3,070
    8.750% due 01/01/2007-12/01/2010 (j)                        32           33
    9.000% due 07/01/2004-07/01/2030 (j)                       627          673
    9.250% due 06/01/2009-11/01/2013 (j)                        57           62
    9.500% due 06/01/2002-12/01/2022 (j)                     1,058        1,155
    9.750% due 11/01/2004-05/01/2009 (j)                        27           30
   10.000% due 11/01/2002-03/01/2021 (j)                       596          636
   10.250% due 04/01/2009-05/01/2009 (j)                       732          798
   10.500% due 10/01/2017-01/01/2021 (j)                       251          282
   10.750% due 09/01/2009-12/01/2015 (d)(j)                    257          281
   11.000% due 11/01/2009-05/01/2020 (j)                       418          469
   11.250% due 10/01/2009-09/01/2015 (j)                        15           17
   11.500% due 01/01/2018                                       46           51
   12.500% due 12/01/2012                                       12           14
   13.250% due 10/01/2013                                       76           88
   14.000% due 04/01/2016                                       15           18
   15.500% due 08/01/2011-11/01/2011 (j)                        10           13
   16.250% due 05/01/2011                                        1            2
                                                                    -----------
                                                                        431,049
                                                                    ===========

Government National Mortgage Association 27.6%
    5.500% due 05/20/2028-08/15/2031 (d)(j)                 87,780       87,709
    5.650% due 10/15/2012                                       10           10
    5.875% due 02/20/2016 (d)                                  148          149
    6.000% due 10/15/2008-04/18/2032 (d)(j)              3,246,757    3,168,711
    6.250% due 03/20/2030 (d)                                  606          613
    6.375% due 05/20/2017-05/20/2028 (d)(j)                416,804      425,830
    6.500% due 10/15/2008-09/15/2040 (d)(j)              9,361,797    9,328,345
    6.625% due 12/20/2015-01/15/2040 (d)(j)                203,028      208,141
    6.670% due 08/15/2040                                      954          949
    6.750% due 07/15/2002-07/15/2031 (d)(j)                248,830      254,167
    6.800% due 05/15/2040                                    2,974        2,985
    6.820% due 04/15/2040                                   16,848       16,955
    6.875% due 04/20/2023-02/15/2040 (d)(j)                  1,158        1,174
    7.000% due 10/15/2003-01/03/2041 (d)(j)                933,275      952,218
    7.250% due 08/20/2027 (d)                                   18           18
    7.500% due 01/15/2003-01/15/2041 (j)                    29,271       30,322
    7.625% due 11/20/2024 (d)                                1,673        1,718

110 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

      7.700% due 06/15/2031                               $   6,728   $   6,961
      7.750% due 06/15/2002-07/20/2025 (d)(j)                 1,981       2,006
      8.000% due 08/15/2005-04/18/2032 (j)                  173,137     181,959
      8.125% due 05/15/2041                                   3,667       3,816
      8.250% due 07/15/2002-05/15/2022 (j)                      902         968
      8.500% due 03/20/2006-01/15/2031 (j)                    9,719      10,395
      8.750% due 03/15/2007-07/15/2007 (j)                       74          79
      9.000% due 09/15/2003-07/20/2022 (j)                    4,277       4,696
      9.250% due 07/15/2003-12/20/2016 (j)                       88          93
      9.500% due 12/15/2003-07/15/2025 (j)                    4,154       4,596
      9.750% due 09/15/2002-07/15/2004 (j)                       30          31
     10.000% due 08/20/2004-02/15/2025 (j)                    3,639       4,055
     10.250% due 02/20/2019                                      22          24
     10.500% due 06/15/2004-09/15/2021 (j)                      438         494
     11.000% due 05/15/2004-04/20/2019 (j)                      224         249
     11.250% due 12/20/2015                                      28          32
     11.500% due 10/15/2010-10/15/2015 (j)                       77          87
     12.000% due 11/15/2012-05/15/2016 (j)                      386         441
     12.500% due 01/15/2011                                       1           1
     13.000% due 12/15/2012                                      13          15
     13.250% due 10/20/2014                                      19          22
     13.500% due 10/15/2012-09/15/2014 (j)                       66          78
     15.000% due 08/15/2011-11/15/2012 (j)                      154         183
     16.000% due 10/15/2011-05/15/2012 (j)                      124         147
     17.000% due 11/15/2011-12/15/2011 (j)                       53          64
                                                                    -----------
                                                                     14,701,506
                                                                    ===========

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
      7.200% due 07/25/2024                                      57           1
      7.500% due 08/25/2024                                     441          21
Chase Mortgage Finance Corp. (IO)
      9.000% due 08/25/2023                                      98           0
Fannie Mae (IO)
      6.500% due 05/25/2005                                     355          27
      6.500% due 02/25/2007                                     201           2
      6.500% due 07/25/2007                                      10           0
      6.500% due 09/25/2007                                     342           7
      6.500% due 10/25/2007                                      80           1
      6.500% due 09/25/2008                                     547          48
      0.950% due 03/25/2009 (d)                              18,341         372
      6.500% due 07/25/2018                                     141           2
      6.500% due 03/25/2020                                      30           1
      6.500% due 08/25/2020                                   1,008          29
      7.500% due 04/25/2021                                     943          82
    903.213% due 08/25/2021                                       3          56
      0.950% due 11/25/2021 (d)                              12,813         205
   1000.000% due 04/25/2022                                       2          44
      6.500% due 10/25/2022                                      50           4
      6.500% due 01/25/2023                                   2,586         349
      6.694% due 02/25/2023 (d)                               7,964         604
      8.000% due 08/18/2027                                     151          34
Fannie Mae (PO)
      0.000% due 09/01/2007                                     427         402
      0.000% due 08/25/2023                                     230         189
Freddie Mac (IO)
      6.500% due 10/15/2006                                      29           0
   1182.580% due 08/15/2007                                       6         111
      7.563% due 09/15/2007 (d)                               2,968         270
      6.000% due 10/15/2007                                      70           2
      6.000% due 01/15/2008                                      14           0
      6.427% due 02/15/2008 (d)                                 316          24
      7.000% due 08/15/2008                                   1,542         156
      6.400% due 10/15/2008                                      27           3
      6.500% due 11/15/2008                                     984         129
      6.500% due 10/15/2018                                       6           0
    884.500% due 01/15/2021                                       1          16
   1007.500% due 02/15/2022                                       2          41
      9.000% due 05/15/2022                                      56          11
      7.000% due 04/15/2023                                     541          80
      7.000% due 06/15/2023                                   5,169         710
      6.500% due 09/15/2023                                     151          18
      6.613% due 12/15/2023 (d)                                 310           9

Government National Mortgage Association (PO)
      0.000% due 02/26/2019                                     112         111
Paine Webber CMO Trust (IO)
   1359.500% due 08/01/2019                                       1          28
Prudential Home Mortgage Securities (IO)
   1007.070% due 10/25/2023                                       1          11
Vendee Mortgage Trust (IO)
      0.464% due 06/15/2023 (d)                             118,319       2,068
                                                                    -----------
                                                                          6,278
                                                                    -----------
Total Mortgage-Backed Securities                                     35,311,429
                                                                    ===========
(Cost $35,265,163)

 ASSET-BACKED SECURITIES 3.7%

Aames Mortgage Trust
      2.260% due 06/15/2027 (d)                                 404         405
      7.589% due 10/15/2029                                     121         127
ABFS Equipment Contract Trust
      6.100% due 10/15/2005                                      17          17
ABSC Long Beach Home Equity Loan Trust
      2.450% due 07/21/2030 (d)                                 375         376
      2.110% due 08/21/2030 (d)                              34,035      34,078
Ace Securities Corp.
      2.220% due 11/25/2028 (d)                                 400         401
Advanta Mortgage Loan Trust
      2.137% due 05/25/2027 (d)                                 667         666
      2.300% due 08/25/2029 (d)                               1,555       1,560
      2.275% due 11/25/2029 (d)                               2,480       2,481
      8.250% due 08/25/2030                                   7,954       8,423
Advanta Revolving Home Equity Loan Trust
      2.220% due 01/25/2024 (d)                              13,490      13,527
      2.150% due 02/25/2025 (d)                               7,671       7,664
Aerco Ltd.
      2.360% due 07/15/2025 (d)                              38,200      38,234
American Express Master Trust
      7.850% due 08/15/2005                                     220         237
American Stores Corp.
      2.631% due 08/30/2004 (d)                              20,000      19,776
Americredit Automobile Receivable Trust
      2.350% due 09/05/2006 (d)                              30,000      30,056
Ameriquest Mortgage Securities, Inc.
      2.220% due 06/15/2030 (d)                               5,980       5,989
      2.200% due 07/15/2030 (d)                              19,346      19,371
Amresco Residential Securities Mortgage Loan Trust
      2.090% due 07/25/2027 (d)                                   1           1
Arcadia Automobile Receivables Trust
      6.900% due 12/15/2003                                   4,501       4,533
Argentina Funding Corp.
      2.161% due 05/20/2003 (d)                               1,667       1,670
Bank One Heloc Trust
      2.161% due 04/20/2020 (d)                              24,381      24,361
Bay View Auto Trust
      7.640% due 11/25/2010                                     310         322
Bayview Financial Acquisition Trust
      2.230% due 02/25/2030 (d)                              14,884      14,893
      2.290% due 07/25/2030 (d)                              45,015      45,015
      2.240% due 11/25/2030 (d)                              74,800      75,069
      2.180% due 07/25/2031 (d)                              35,389      35,290
      2.230% due 11/25/2031 (d)                               4,639       4,636
Bayview Financial Asset Trust
      2.250% due 04/25/2031 (d)                              83,649      83,584
Bear Stearns Asset Backed Securities, Inc.
      2.300% due 10/25/2032 (d)                              34,004      34,119
Brazos Student Loan Finance Co.
      2.820% due 06/01/2023 (d)                              55,700      55,759
      2.140% due 12/01/2025 (d)                              28,460      28,363
Capital Asset Research Funding LP
      6.400% due 12/15/2004                                     149         150
      5.905% due 12/15/2005                                     517         515
Champion Home Equity Loan Trust
      2.160% due 03/25/2029 (d)                               2,562       2,559
      2.300% due 09/25/2029 (d)                              13,121      13,129
Charming Shoppes Master Trust
      2.350% due 08/15/2008 (d)                                 250         252
Chase Credit Card Master Trust

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 111

Total Return Fund
March 31, 2002

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
      6.660% due 01/15/2007                               $  1,390     $  1,461
Chase Funding Mortgage Loan Asset-Backed Certificates
      2.120% due 10/25/2030 (d)                             32,769       32,665
Cityscape Home Equity Loan Trust
      7.650% due 09/25/2025                                    180          188
Community Program Loan Trust
      4.500% due 10/01/2018                                 21,386       20,026
      4.500% due 04/01/2029                                 26,000       19,970
Compucredit Credit Card Master Trust
      2.120% due 03/15/2007 (d)                             32,000       32,015
Conseco Finance
      7.890% due 07/15/2018                                  2,000        2,055
      7.800% due 05/15/2020                                    175          186
      2.270% due 10/15/2031 (d)                             13,651       13,700
Conseco Finance Home Loan Trust
      8.080% due 02/15/2022                                 20,300       20,988
Conseco Finance Securitizations Corp.
      7.180% due 05/01/2032                                  3,798        3,815
      7.970% due 05/01/2032                                  8,300        8,584
      8.310% due 05/01/2032                                 23,300       24,170
Contimortgage Home Equity Loan Trust
      6.770% due 01/25/2018                                  2,265        2,264
      6.990% due 03/15/2021                                    143          146
      6.930% due 11/25/2022                                 36,800       37,419
      7.220% due 01/15/2028                                     80           82
      2.110% due 08/15/2028 (d)                                443          444
Cross Country Master Credit Card Trust II
      2.400% due 06/15/2006 (d)                              4,600        4,628
CS First Boston Mortgage Securities Corp.
      6.750% due 09/25/2028                                  6,960        7,001
      2.250% due 08/25/2031 (d)                              3,593        3,601
Delta Funding Home Equity Loan Trust
      2.310% due 09/15/2029 (d)                              6,006        6,027
      2.220% due 06/15/2030 (d)                             19,463       19,505
Denver Arena Trust
      6.940% due 11/15/2019                                  2,696        2,645
Discover Card Master Trust I
      6.850% due 07/17/2007                                    960        1,013
      2.275% due 10/16/2013 (d)                                400          406
Duck Auto Grantor Trust
      7.260% due 05/15/2005                                 10,831       10,871
Embarcadero Aircraft Securitization Trust
      2.380% due 08/15/2025 (d)                             14,400       12,960
EQCC Home Equity Loan Trust
      7.800% due 12/15/2010                                     23           23
      2.060% due 10/15/2027 (d)                                481          480
      7.448% due 08/25/2030                                    150          158
Equivantage Home Equity Loan Trust
      6.550% due 10/25/2025                                     51           52
First Alliance Mortgage Loan Trust
      2.500% due 01/25/2025 (d)                                339          340
      2.281% due 03/20/2031 (d)                             16,214       16,238
Firstcity Auto Receivables Trust
      7.400% due 12/15/2005                                  1,445        1,489
FMAC Loan Receivables Trust
      7.900% due 04/15/2019                                     20           19
      6.200% due 09/15/2020                                     22           22
      6.500% due 09/15/2020                                    184          185
      6.830% due 09/15/2020                                    680          649
GE Capital Equipment Lease Trust
      6.850% due 05/20/2008 (d)                                156          161
GMAC Mortgage Loan Trust Corp.
      7.950% due 03/25/2030                                 14,606       15,424
Green Tree Financial Corp.
      6.240% due 11/01/2016                                    151          155
      5.760% due 11/01/2018                                    145          145
      8.300% due 05/15/2026                                  1,660        1,770
      6.870% due 02/01/2030                                  1,611        1,574
      6.660% due 06/01/2030                                  1,405        1,298
      6.480% due 12/01/2030                                     55           56
Green Tree Floorplan Receivables Master Trust
      2.250% due 11/15/2004 (d)                             56,000       56,047
Green Tree Home Improvement Loan Trust
      2.070% due 08/15/2029 (d)                                342          342
      2.550% due 11/15/2029 (d)                              1,528        1,528
Green Tree Recreational, Equipment, & Consumables
      6.715% due 02/01/2009                                 32,782       32,659
      6.490% due 02/15/2018                                      8            8
      6.180% due 06/15/2019                                 16,481       16,673
Greenpoint Manufactured Housing
      7.270% due 06/15/2029                                    110          110
Headlands Home Equity Loan Trust
      2.550% due 12/15/2024 (d)                                170          171
Household Consumer Loan Trust
      2.320% due 08/15/2006 (d)                             11,842       11,702
HPSC Equipment Receivables LLC
      2.200% due 11/22/2007 (d)                                719          719
IMC Home Equity Loan Trust
      7.462% due 07/25/2026 (d)                                383          393
      2.061% due 08/20/2029 (d)                                 78           77
IMPAC Secured Assets CMN Owner Trust
      7.770% due 07/25/2025                                  1,124        1,162
Indymac Home Equity Loan Asset-Backed Trust
      2.170% due 10/25/2029 (d)                              1,653        1,661
      2.190% due 07/25/2030 (d)                              9,306        9,314
Indymac Manufactured Housing Contract
      6.170% due 12/25/2011                                  3,324        3,339
Irwin Home Equity Loan Trust
      2.220% due 02/25/2012 (d)                              7,034        7,056
      2.225% due 06/25/2021 (d)                              8,301        8,328
Keystone Owner Trust
      6.840% due 12/25/2018                                    662          677
Long Beach Auto Receivables Trust
      6.940% due 09/19/2007                                  1,699        1,746
Long Beach Mortgage Loan Trust
      2.200% due 04/21/2031 (d)                              8,172        8,179
Marriott Vacation Club Owner Trust
      2.251% due 09/20/2017 (d)                             56,704       56,330
Merit Securities Corp.
      6.160% due 07/28/2033                                     96           96
      7.880% due 12/28/2033                                 34,400       36,006
Mesa Trust Asset Backed Certificates
      2.150% due 05/15/2033 (d)                              5,324        5,324
Metris Master Trust
      2.551% due 04/20/2006 (d)                             20,000       20,029
Metropolitan Asset Funding, Inc.
      2.360% due 04/25/2029 (d)                              7,758        7,731
Mid-State Trust
      8.330% due 04/01/2030                                 56,336       59,197
MLCC Mortgage Investors, Inc.
      2.280% due 03/15/2025 (d)                                283          284
Morgan Stanley ABS Capital, Inc.
      2.200% due 08/25/2030 (d)                             88,369       88,484
MPC Natural Gas Funding Trust
      6.200% due 03/15/2013                                  8,332        8,541
Myra-United Mexican States
      2.625% due 10/20/2006 (d)                                313          304
      2.875% due 12/23/2006 (d)                                 22           21
      2.552% due 12/23/2006 (d)                              1,530        1,484
      2.625% due 12/23/2006 (d)                              2,601        2,523
      2.812% due 12/23/2006 (d)                              1,058        1,026
      2.832% due 12/23/2006 (d)                                706          685
      2.875% due 12/23/2006 (d)                              4,348        4,217
      2.552% due 12/23/2006 (d)                              4,284        4,156
National Medical Care, Inc.
      2.937% due 09/30/2003 (d)                             22,169       21,906
      2.875% due 09/30/2003 (d)                              2,132        2,106
New Century Home Equity Loan Trust
      7.540% due 06/25/2029                                    129          136
Novastar Home Equity Loan
      2.175% due 04/25/2028 (d)                                690          690
NPF XII, Inc.
      2.350% due 03/01/2003 (d)                              1,517        1,513
      7.050% due 06/01/2003 (d)                             50,750       51,277
      2.520% due 11/01/2003 (d)                             46,000       46,000
Oakwood Mortgage Investors, Inc.
      6.200% due 01/15/2015                                    230          233
Option One Mortgage Loan Trust

112 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
      2.190% due 09/25/2030 (d)                          $  30,539  $    30,572
Provident Bank Equipment Lease Trust
      2.150% due 11/25/2011 (d)                             18,512       18,574
Provident Bank Home Equity Loan Trust
      2.150% due 06/25/2021 (d)                             17,099       17,117
Providian Gateway Master Trust
      2.120% due 03/15/2007 (d)                             28,900       28,929
      2.180% due 03/16/2009 (d)                             29,500       28,873
      2.200% due 04/15/2009 (d)                             19,000       19,053
Providian Master Trust
      6.250% due 06/15/2007                                     25           25
Residential Asset Mortgage Products, Inc.
      7.980% due 12/25/2030                                 24,463       25,971
Residential Asset Securities Corp.
      7.998% due 10/25/2024 (d)                              3,125        3,153
      2.500% due 10/25/2027 (d)                              1,048        1,049
Residential Asset Securitization Trust
      6.750% due 03/25/2028                                 40,000       40,006
RJR Nabisco
      7.500% due 12/31/2003                                 19,948       19,948
SallieMae
      2.334% due 07/25/2004 (d)                                230          230
      2.364% due 10/25/2004 (d)                              1,633        1,633
      2.344% due 10/25/2004 (d)                              2,754        2,756
      2.394% due 10/25/2005 (d)                              8,403        8,431
      2.314% due 10/25/2005 (d)                              4,293        4,299
      2.454% due 04/25/2006 (d)                             35,271       35,326
      2.564% due 01/25/2007 (d)                                431          432
      2.604% due 10/25/2007 (d)                              6,402        6,423
      2.000% due 04/25/2011 (d)                             18,551       18,591
Salomon Brothers Mortgage Securities VII
      2.080% due 12/25/2026 (d)                                 10           10
      2.320% due 11/15/2029 (d)                              9,847        9,885
      2.480% due 12/15/2029 (d)                             31,857       31,946
      2.240% due 02/25/2030 (d)                             11,713       11,736
Sand Trust
      2.130% due 08/25/2032 (d)                             13,548       13,517
Saxon Asset Securities Trust
      2.130% due 05/25/2029 (d)                              1,169        1,165
Sears Credit Account Master Trust
      6.050% due 01/15/2008                                    479          493
Structured Product Asset Trust
      3.216% due 02/12/2003 (d)                              4,200        4,074
Team Fleet Financing Corp.
      7.350% due 05/15/2003                                     18           18
UCFC Home Equity Loan
      6.755% due 11/15/2023                                    165          169
      8.200% due 09/15/2027                                     70           73
      6.870% due 07/15/2029                                     70           70
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                    542          543
      6.100% due 02/15/2006                                    102          104
WFS Financial Owner Trust
      6.920% due 01/20/2004                                  9,841        9,945
WMC Mortgage Loan
      2.350% due 10/15/2029 (d)                             41,190       41,256
                                                                    -----------
Total Asset-Backed Securities                                         1,955,266
                                                                    ===========
(Cost $1,949,302)

 SOVEREIGN ISSUES 3.0%

Banco Central Del Uruguay
      6.750% due 02/19/2021                                  4,500        3,848
Hydro-Quebec
      7.375% due 02/01/2003                                    150          156
      8.050% due 07/07/2024                                    800          912
      2.375% due 09/29/2049 (d)                              5,600        4,875
Kingdom of Jordan
      6.000% due 12/23/2023                                  4,100        3,483
Kingdom of Spain
      7.000% due 07/19/2005                                    500          535
Kingdom of Sweden
     10.250% due 11/01/2015                                    500          622
Province of Manitoba
      7.500% due 02/22/2010                                    340          374
Province of New Brunswick
      7.125% due 10/01/2002                                  1,700        1,740
Province of Newfoundland
      9.000% due 06/01/2019                                    500          608
Province of Nova Scotia
      9.375% due 07/15/2002                                  1,000        1,016
Province of Ontario
      7.750% due 06/04/2002                                    200          202
      7.625% due 06/22/2004                                  1,000        1,072
      7.000% due 08/04/2005                                  1,000        1,068
      6.000% due 02/21/2006                                  1,800        1,850
      5.500% due 10/01/2008                                 12,000       11,876
Province of Quebec
      7.500% due 07/15/2002                                  6,000        6,085
      8.800% due 04/15/2003                                  1,100        1,168
      2.071% due 06/11/2004 (d)                             15,500       15,502
      6.500% due 01/17/2006                                  2,475        2,592
      6.620% due 04/09/2026                                 25,000       26,471
Republic of Brazil
      3.187% due 04/15/2006 (d)                            212,832      197,146
     11.500% due 03/12/2008                                 26,400       26,466
      3.250% due 04/15/2009 (d)                              8,735        7,491
     11.000% due 01/11/2012                                 28,350       26,436
      8.000% due 04/15/2014                                231,382      188,570
      8.875% due 04/15/2024                                  4,000        2,840
     10.125% due 05/15/2027                                 20,000       15,900
     12.250% due 03/06/2030                                  8,000        7,400
     11.000% due 08/17/2040                                122,500      101,369
Republic of Bulgaria
      2.812% due 07/28/2012 (d)                              3,624        3,248
      2.813% due 07/28/2024 (d)                                320          286
Republic of Croatia
      2.875% due 07/31/2006 (d)                              2,439        2,408
      2.875% due 07/31/2010 (d)                             34,618       34,099
Republic of Egypt
      7.625% due 07/11/2006                                  5,500        5,644
      8.750% due 07/11/2011                                 18,500       18,038
Republic of Kazakhstan
      8.375% due 10/02/2002                                  5,000        5,130
Republic of Panama
      2.990% due 05/10/2002 (d)                                494          493
      8.250% due 04/22/2008                                 60,950       61,255
      9.625% due 02/08/2011                                 15,000       15,525
      4.750% due 07/17/2014 (d)                             15,903       14,392
Republic of Peru
      9.125% due 02/21/2012                                 27,000       26,690
      4.000% due 03/07/2017                                 11,000        8,258
Republic of Poland
      6.000% due 10/27/2014                                  8,910        8,922
      3.750% due 10/27/2024                                 55,540       39,989
Republic of South Africa
      9.125% due 05/19/2009                                 76,425       82,003
State of Israel
      6.200% due 06/14/2003                                     25           25
State of Qatar
      3.110% due 02/18/2004 (d)                              4,734        4,663
United Mexican States
      0.000% due 06/30/2003 (d)                             86,989          461
      5.625% due 04/07/2004 (d)                             14,436       14,808
      8.500% due 02/01/2006                                  4,681        5,040
     10.375% due 02/17/2009                                     42           49
      9.875% due 02/01/2010                                 23,800       26,870
      8.375% due 01/14/2011                                 24,193       25,354
      7.500% due 01/14/2012                                 41,700       41,585
     11.375% due 09/15/2016                                 39,800       49,838
      8.125% due 12/30/2019                                  2,000        1,981
      6.250% due 12/31/2019                                 93,510       86,852
     11.500% due 05/15/2026                                  5,500        7,131
      8.300% due 08/15/2031                                330,450      328,798
                                                                    -----------
Total Sovereign Issues                                                1,595,979
                                                                    ===========
(Cost $1,571,331)

 FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.6%

Banque Centrale De Tunisie
      7.500% due 08/06/2009                       EC         2,300        2,073

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 113

Total Return Fund
March 31, 2002

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

Commonwealth of Canada
      5.750% due 09/01/2006                       C$           120           77
      4.250% due 12/01/2026                                 15,607       10,647
Commonwealth of New Zealand
      4.500% due 02/15/2016                       N$        78,000       37,165
Federal Home Loan Bank
      5.250% due 01/15/2006                       EC           165          145
Freddie Mac
      4.500% due 03/15/2004                                     70           61
      5.750% due 09/15/2010                                    165          146
Halifax Group Euro Finance
      7.627% due 12/29/2049                                 14,700       13,890
KBC Funding Trust
      8.220% due 11/29/2049                                 20,764       19,242
Korea Electric Power Corp.
      4.174% due 10/31/2002 (d)                             18,900        8,403
Lloyds TSB Capital
      7.375% due 02/07/2049                                 26,000       24,517
Oesterreich Kontrollbank
      1.800% due 03/22/2010                       JY        12,000           96
Pfizer, Inc.
      0.800% due 03/18/2008                                 16,000          121
Royal Bank of Scotland Group PLC
      6.770% due 03/31/2049                       EC       107,300       96,718
United Kingdom Gilt
      5.000% due 03/07/2012                       BP            50           70
United Mexican States
      3.100% due 04/24/2002                       JY     2,542,000       19,177
      8.750% due 05/30/2002                       BP        23,000       32,908
     10.375% due 01/29/2003                       EC           200           93
      7.000% due 06/02/2003                       C$        30,200       18,991
      6.750% due 06/06/2006                       JY     2,000,000       17,729
      7.500% due 03/08/2010                       EC         5,000        4,476
                                                                    -----------
Total Foreign Currency-Denominated Issues                               323,216
                                                                    ===========
(Cost $351,241)

 PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
      Strike @ 95.500 Exp. 06/17/2002              $    61,222,000          383
      Strike @ 93.750 Exp. 06/17/2002                   21,387,000          134
      Strike @ 92.750 Exp. 06/17/2002                    4,215,000           53
      Strike @ 92.250 Exp. 06/17/2002                   22,000,000          275
Harborview Mortgage Loan Trust
      7.470% due 08/19/2030
      Strike @ 100.000 Exp. 05/01/2005                  22,975,000            0
PNC Mortgage Securities (OTC)
      7.470% due 05/25/2040
      Strike @ 100.000 Exp. 04/01/2005                   6,200,000            0
                                                                    -----------
Total Purchased Put Options                                                 845
                                                                    ===========
(Cost $2,744)

 PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
      5.750% due 11/15/2005
      Strike @ 93.828 Exp. 05/01/2002                    3,300,000          321
                                                                    -----------
Total Purchased Put Options                                                 321
                                                                    ===========
(Cost $387)

 CONVERTIBLE BONDS & NOTES 0.0%

Banking & Finance 0.0%
Verizon Global Funding
      5.750% due 04/01/2003                              1,500,000        1,519
                                                                    -----------

Industrial 0.0%
Enron Corp.
      0.000% due 02/07/2021 (e)                         17,999,000        1,620
                                                                    -----------

Utilities 0.0%
Cox Communications, Inc.
      0.425% due 04/19/2020                             25,000,000       10,563
                                                                    -----------

Total Convertible Bonds & Notes                                          13,702
                                                                    ===========
(Cost $27,268)


                                                            Shares
 PREFERRED SECURITY 0.9%

DG Funding Trust
      4.159% due 12/29/2049 (d)                             35,250  $   363,075
Royal Bank of Scotland Group PLC
      0.000% due 12/01/2003                                 87,000        7,375
UBS Preferred Funding Trust I
      8.622% due 10/29/2049                                 38,900       43,099
                                                                    -----------
Total Preferred Security                                                503,549
                                                                    ===========
(Cost $495,907)

 PREFERRED STOCK 0.1%

Centaur Funding Corp.
      9.080% due 04/21/2020                                    125          133
CSC Holdings, Inc.
     11.125% due 04/01/2008                                 27,036        2,778
Fortis Amev NV
      3.870% due 12/31/2049 (d)                                 86       12,040
      3.860% due 12/31/2049 (d)                                 85       11,900
Home Ownership Funding
     13.331% due 01/31/2049                                  4,125        2,966
Northern Rock PLC
      8.000% due 12/31/2049                                    260        6,604
TCI Communications, Inc.
      9.720% due 12/31/2036                                622,553       15,576
                                                                    -----------
Total Preferred Stock                                                    51,997
                                                                    ===========
(Cost $49,857)

 SHORT-TERM INSTRUMENTS 12.6%

                                                         Principal
                                                            Amount
                                                            (000s)

Commercial Paper 12.0%
AT&T Corp.
      4.525% due 08/06/2002                        $       214,900      214,897
      3.325% due 08/06/2002                                 14,000       14,000
Becton Dickinson & Co.
      2.100% due 04/25/2002                                  1,001        1,000
BP Amoco Capital PLC
      1.850% due 04/01/2002                                 31,000       31,000
Canadian Wheat Board
      1.810% due 05/06/2002                                    731          730
Coca-Cola Co.
      1.750% due 04/26/2002                                 11,900       11,886
Danske Corp.
      1.800% due 04/10/2002                                    200          200
Electricite De France
      1.810% due 04/18/2002                                    800          799
      1.770% due 04/26/2002                                  4,100        4,095
Fannie Mae
      1.810% due 04/01/2002                                  6,400        6,400
      1.760% due 04/12/2002                                 20,000       19,989
      1.730% due 04/24/2002                                  4,256        4,251
      1.740% due 04/24/2002                                218,900      218,657
      1.770% due 05/08/2002 (b)                              8,000        7,985
      1.750% due 05/08/2002 (b)                             28,075       28,025
      1.760% due 05/08/2002 (b)                                 20           20
      1.820% due 07/03/2002                                140,445      139,732
      1.815% due 07/03/2002                                187,300      186,349
      1.750% due 07/10/2002                                  2,600        2,586
      1.865% due 08/14/2002                                  1,000          992
      1.880% due 08/14/2002                                 76,990       76,387
      1.990% due 08/21/2002                                    700          694
      2.010% due 08/21/2002                                  4,642        4,603
      1.900% due 08/21/2002                                148,315      147,080
      1.865% due 08/21/2002                                 16,100       15,966
      1.865% due 08/23/2002                                  3,000        2,975
      1.880% due 08/28/2002                                 61,800       61,254
      1.900% due 08/28/2002                                  4,600        4,559
      1.910% due 09/04/2002                                 26,100       25,856
      1.915% due 09/04/2002                                    500          495
      2.020% due 09/04/2002                                  2,500        2,477
      2.065% due 09/04/2002                                 28,900       28,630

114 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

      2.090% due 09/11/2002                        $        34,714 $     34,372
      2.035% due 09/11/2002                                  2,500        2,475
      2.040% due 09/11/2002                                 15,800       15,644
      2.100% due 09/18/2002                                 77,300       76,497
      2.140% due 09/18/2002                                  8,400        8,313
      2.160% due 09/18/2002                                  5,600        5,542
      2.060% due 09/20/2002                                 23,800       23,549
      2.100% due 11/29/2002                                  2,000        1,967
Federal Home Loan Bank
      1.760% due 04/05/2002                                  4,000        3,999
      1.760% due 04/12/2002                                 13,200       13,193
      1.770% due 04/19/2002                                 19,900       19,882
      1.775% due 04/24/2002                                  2,550        2,547
      1.785% due 04/24/2002                                  4,500        4,495
      1.790% due 04/24/2002                                  1,900        1,898
      1.750% due 05/03/2002                                 21,000       20,967
      1.745% due 05/08/2002 (b)                             40,565       40,492
      2.010% due 08/23/2002                                    400          397
      1.900% due 08/28/2002                                167,685      166,204
      2.085% due 09/13/2002                                 79,800       79,001
      2.120% due 12/02/2002                                    228          224
Freddie Mac
      1.820% due 04/01/2002                                 74,700       74,700
      1.820% due 04/04/2002                                 18,157       18,154
      1.820% due 04/05/2002                                 83,900       83,883
      1.760% due 04/09/2002                                  1,600        1,599
      1.780% due 04/16/2002                                  4,000        3,997
      1.790% due 04/23/2002                                    500          499
      1.740% due 04/25/2002                                134,000      133,845
      1.770% due 04/30/2002 (b)                              1,300        1,298
      1.780% due 04/30/2002 (b)                              8,200        8,188
      1.785% due 04/30/2002 (b)                              7,900        7,889
      1.800% due 05/07/2002 (b)                             10,000        9,982
      1.800% due 05/14/2002 (b)                             10,000        9,979
      1.923% due 05/31/2002                                  2,675        2,666
      1.750% due 06/20/2002                                 63,900       63,617
      1.870% due 08/15/2002                                146,550      145,391
      1.985% due 08/15/2002                                  7,600        7,540
      1.880% due 08/28/2002                                  8,000        7,929
      1.865% due 08/30/2002                                 19,000       18,830
      1.870% due 08/30/2002                                 23,000       22,794
      2.085% due 09/12/2002                                  9,700        9,604
      2.060% due 09/13/2002                                 10,700       10,593
      2.060% due 09/18/2002                                  1,600        1,583
Goldman Sachs Group
      1.850% due 04/01/2002                                141,000      141,000
      1.860% due 04/03/2002                                 48,000       47,995
KFW International Finance, Inc.
      1.830% due 04/01/2002                                 10,000       10,000
      1.750% due 04/18/2002                                 24,400       24,380
      1.790% due 04/18/2002                                    500          500
      1.820% due 05/09/2002                                    100          100
Kraft Foods, Inc.
      1.820% due 04/26/2002                                  1,146        1,145
PB Finance (Delaware), Inc.
      1.840% due 04/29/2002                                 70,800       70,699
      1.750% due 04/30/2002                                200,000      199,718
      1.820% due 05/06/2002                                  2,000        1,996
      1.710% due 07/17/2002                                100,000       99,404
President & Fellows Harvard Co.
      1.800% due 04/01/2002                                 26,632       26,632
SBC Communications, Inc.
      1.790% due 04/15/2002                                  1,500        1,499
      1.740% due 04/29/2002                                 30,000       29,959
Sprint Capital Corp.
      2.740% due 04/22/2002                                 36,200       36,142
      3.210% due 04/23/2002                                 77,300       77,148
      2.490% due 05/07/2002                                 24,700       24,638
      3.450% due 05/07/2002                                 13,100       13,055
Svenska Handlesbank, Inc.
      1.820% due 05/13/2002                                    600          599
TotalFinaElf SA
      1.860% due 04/02/2002                                 90,060       90,055
      1.900% due 04/02/2002                                370,123      370,103
UBS Finance, Inc.
      1.850% due 04/01/2002                              2,484,100    2,484,100
      2.160% due 08/20/2002                                 14,000       13,885
      1.920% due 08/21/2002                                 10,100       10,016
      1.930% due 08/21/2002                                  3,100        3,074
      2.160% due 08/21/2002                                 12,400       12,297
      1.920% due 08/22/2002                                105,300      104,415
Verizon Global Funding
      1.780% due 04/30/2002                                    300          300
      1.800% due 04/30/2002                                    300          300
Wal-Mart Stores, Inc.
      1.770% due 04/02/2002                                 51,770       51,767
                                                                   ------------
                                                                      6,377,708
                                                                   ============

Repurchase Agreements 0.3%
State Street Bank
      1.550% due 04/01/2002                                 20,019       20,019
      (Dated 03/28/2002. Collateralized by U.S. Treasury           ------------
      Bonds 8.500% due 02/15/2020 valued at $20,426.
      Repurchase proceeds are $20,022.)
Credit Suisse First Boston
      1.880% due 04/01/2002                                  5,300        5,300
      (Dated 03/28/2002. Collaterized by U.S. Treasury
      Bonds due 11/15/2021 valued at $5,419.
      Repurchase proceeds are $5,301.
Credit Suisse First Boston
      1.820% due 04/01/2002                                131,200      131,200
      (Dated 03/28/2002. Collaterized by U.S. Treasury
      Bonds due 11/15/2021 valued at $134,131.
      Repurchase proceeds are $131,227.                            ------------
                                                                        156,519
                                                                   ============

U.S. Treasury Bills 0.3%
      1.728% due 04/11/2002-09/05/2002 (b)(j)              173,170      172,901
                                                                   ------------

Total Short-Term Instruments                                          6,707,128
                                                                   ============
(Cost $6,708,273)

Total Investments (a) 126.2%                                       $ 67,170,655
(Cost $67,359,581)
Written Options (c) (0.6%)                                             (307,007)
(Premiums $316,125)
Other Assets and Liabilities (Net) (25.6%)                          (13,650,622)
                                                                   ------------
Net Assets 100.0%                                                  $ 53,213,026
                                                                   ============
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $67,385,199 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    564,488

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (779,032)
                                                                   ------------
Unrealized depreciation-net                                        $   (214,544)
                                                                   ============

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 115

Total Return Fund
March 31, 2002

================================================================================

(b) Securities with an aggregate market value of $624,194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                           17,370   $     (2,608)
Municipal Bond (06/2002)                                   1,685            616
U.S. Treasury 5 Year Note (06/2002)                       14,752            141
U.S. Treasury 10 Year Note (06/2002)                      26,314         32,633
U.S. Treasury 30 Year Bond (06/2002)                       9,118        (21,579)
Eurodollar September Futures (09/2002)                     1,567         (1,573)
Eurodollar March Futures (03/2003)                            24             (9)
Eurodollar June Futures (06/2003)                             24            (14)
Eurodollar September Futures (09/2003)                        24            (15)
                                                                   ------------
                                                                   $      7,592
                                                                   ============

(c) Premiums received on written options:

                                                   # of
Type                                          Contracts  Premium          Value
--------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/19/2004           270,000,000 $ 11,001   $     15,968

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/19/2004           270,000,000   11,001          5,299

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.700 Exp. 11/02/2004           400,000,000   13,710         16,329

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.200 Exp. 11/02/2004            25,200,000      791            200

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.700 Exp. 11/02/2004           185,200,000    5,978          7,560

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/19/2004           135,500,000    5,468          8,013

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.000 Exp. 10/19/2004           135,500,000    5,468          2,659

Call - OTC Japanese Yen vs. U.S. Dollar
   Strike @ 141.500 Exp. 06/05/2002      28,443,599,000   14,344         14,493

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.935 Exp. 06/05/2002           571,894,000   35,008         37,157

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.000 Exp. 01/07/2005            76,300,000    2,888          2,704

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005            76,300,000    1,593            898

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.500 Exp. 01/07/2005            91,600,000    2,221          1,078

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.000 Exp. 01/07/2005            91,600,000    3,092          3,245

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.930 Exp. 05/08/2002           678,240,000   42,989         39,981

Put - CME Eurodollar June Futures
   Strike @ 95.750 Exp. 06/17/2002               61,875   37,056            387

Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002               55,354   35,605            346

Put - CME Eurodollar June Futures
   Strike @ 97.000 Exp. 06/17/2002                4,888    2,551            183

Put - CME Eurodollar September Futures
   Strike @ 96.500 Exp. 09/16/2002                4,913 $  3,710   $      2,457

Put - CME Eurodollar September Futures
   Strike @ 97.250 Exp. 09/16/2002               16,477   10,129         25,127

Put - CME Eurodollar September Futures
   Strike @ 97.000 Exp. 09/16/2002                   54       36             61

Put - CME Eurodollar September Futures
   Strike @ 96.750 Exp. 09/16/2002                6,021    3,293          4,591

Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/16/2002                2,027    1,836          1,926

Put - CME Eurodollar December Futures
   Strike @ 96.500 Exp. 12/16/2002               60,481   46,274         98,281

Put - CBOT U.S. Treasury Note May Futures
   Strike @ 100.000 Exp. 05/25/2002              39,866   20,083         18,064
                                                        -----------------------
                                                        $316,125     $  307,007
                                                        =======================

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2002:

                                    Principal
                                       Amount                         Unrealized
                                   Covered by     Settlement       Appreciation/
Type                Currency         Contract          Month      (Depreciation)
--------------------------------------------------------------------------------
Sell                      BP          109,406        05/2002      $        (107)
Sell                      C$           27,294        04/2002                 30
Buy                       EC        1,547,546        04/2002            (16,523)
Sell                                   10,460        04/2002                114
Sell                                  645,970        05/2002             (1,502)
Sell                                  531,959        06/2002              3,420
Buy                       JY      236,267,371        04/2002            (11,641)
Sell                              271,760,931        04/2002             26,316
Buy                                69,942,510        06/2002                673
Sell                               43,628,994        06/2002                (13)
Sell                      N$           56,333        04/2002             (1,261)
                                                                  -------------
                                                                  $        (494)
                                                                  =============

(g) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       DM - German Mark
       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar

(h) Swap agreements outstanding at March 31, 2002:


                                                                     Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers, Inc.
Exp. 04/19/2005                                      $     13,033    $    1,759

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                            35,000        (1,644)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                     EC     62,000           (49)

116 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

================================================================================

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                     JY     37,000    $      (97)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                         1,500,000          (535)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                           580,000          (148)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                     EC    243,700          (445)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                     JY 24,500,000       (16,615)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011                                        10,000,000        (2,942)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011                                        11,050,000        (3,349)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                         3,734,100        (1,147)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                      $    464,200        (8,014)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                            34,300          (590)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003                                            22,000           (32)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                         1,560,300       (18,184)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                      $  1,063,400    $   12,106

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2007                                           298,800         3,580

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022                                            35,300           516

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017                                     BP     77,300            48

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                            38,100            53

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017                                           336,300         2,735

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017                                     EC    660,700        (1,531)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                     BP    134,100           301

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 12/31/2004                                      $     50,000            27

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                            20,000           (66)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005                                            10,000           (89)

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 117

 Total Return Fund
 March 31, 2002

Receive a fixed rate equal to
0.250% and the Fund will pay to the
counterparty at par in the event of
default of Wisconsin Electric Power
6.625% due 11/16/2006.

Broker: Lehman Brothers, Inc.
Exp. 04/18/2003                                       $  25,000        $    26

Receive a fixed rate equal to
1.300% and the Fund will pay to the
counterparty at par in the event of
default of United Mexican States
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                          50,000             53

Receive a fixed rate equal to
1.500% and the Fund will pay to the
counterparty at par in the event of
default of the United Mexican
States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                          50,000            118

Receive a fixed rate equal to
0.900% and the Fund will pay to the
counterparty at par in the event of
default of Sprint Capital Corp.
7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 05/09/2002                                          20,000            (75)

Receive fixed rate equal to 0.850%
and the Fund will pay to the
counterparty at par in the event of
default of Verizon Global Funding
0.000% due 01/30/2021.

Broker: Lehman Brothers, Inc.
Exp. 06/15/2004                                          21,500           (127)

Receive a fixed rate equal to
0.840% and the Fund will pay to the
counterparty at par in the event of
default of Verizon Global Funding
0.000% due 05/15/2021.

Broker: Goldman Sachs
Exp. 06/15/2004                                         100,000           (605)

Receive a fixed rate equal to
0.850% and the Fund will pay to the
counterparty at par in the event of
default of Verizon Global Funding
6.750% due 12/01/2005

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                         100,000           (489)

Receive a fixed rate equal to
1.650% and the Fund will pay to the
counterparty at par in the event of
default of the United Mexican
States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                          50,000            741

Receive a fixed rate equal to
1.450% and the Fund will pay to the
counterparty at par in the even of
default of WorldCom, Inc. -
WorldCom Group 6.500% due
05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                         150,000         (9,426)

Receive a fixed rate equal to
0.850% and the Fund will pay to the
counterparty at par in the event of
default of Tyco International Group
SA. 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                          25,000         (1,378)

Receive a fixed rate equal to
0.900% and the Fund will pay to the
counterparty at par in the event of
default of Verizon Global Funding
6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/14/2004                                          50,000           (200)

Receive a fixed rate equal to
0.625% and the Fund will pay to the
counterparty at par in the event of
default of Philip Morris Cos., Inc.
7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003                                          50,000            (62)

Receive a fixed rate equal to
0.650% and the Fund will pay to the
counterparty at par in the event of
default of Philip Morris Cos., Inc.
7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                         100,000            (92)

Receive a fixed rate equal to
0.430% and the Fund will pay to the
counterparty at par in the event to
default of Household International,
Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                          20,000            (62)

Receive a fixed rate equal to
0.400% and the Fund will pay to the
counterparty at par in the event to
default of Household International,
Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley
Exp. 08/06/2002                                          20,000           (130)

Receive a fixed rate equal to
0.400% and the Fund will pay to the
counterparty at par in the event to
default of Household International,
Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                          20,000           (153)

Receive a fixed rate equal to
1.000% and the Fund will pay to the
counterparty at par in the event of
default of Sprint Capital Corp.
7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 08/06/2002                                          30,000           (320)

Receive a fixed rate equal to
1.000% and the Fund will pay to the
counterparty at par in the event of
default of Sprint Capital Corp.
6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 08/15/2002                                          25,000           (288)

Receive a fixed rate equal to
1.000% and the Fund will pay to the
counterparty at par in the event of
default of Sprint Capital Corp.
6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                          30,000           (316)

Receive a fixed rate equal to
0.575% and the Fund will pay to the
counterparty at par in the event of
default of the senior or unsecured
corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                          65,000           (112)

118 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to
0.400% and the Fund will pay to the
counterparty at par in the event of
default of National Rural Utilities
Cooperative Finance Corp. 5.750%
due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                       $  76,500      $   (945)

Receive a fixed rate equal to
0.460% and the Fund will pay to the
counterparty at par in the event of
default of Vodafone Group PLC
7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                          68,500            12

Receive a fixed rate equal to
1.160% and the Fund will pay to the
counterparty at par in the event of
default of United Mexican States
9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 12/17/2002                                          50,000           330

Receive a fixed rate equal to
0.215% and the Fund will pay to the
counterparty at par in the event of
default of Freddie Mac 5.500% due
07/15/2006.

Broker: Morgan Stanley
Exp. 02/26/2007                                         103,300            68
                                                                     --------
                                                                     $(47,784)
                                                                     ========

(i) Principal amount of the security is adjusted for inflation.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Restricted security.

(l) Security becomes interest bearing at a future date.

(m) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                            Coupon
Type                           (%)     Maturity        Par      Value  Proceeds
--------------------------------------------------------------------------------
Fannie Mae                   8.000    4/11/2032     68,000   $ 71,378  $ 71,347
U.S. Treasury Note           4.625    5/15/2006    247,325    246,446   246,958
                                                             ------------------
                                                             $317,824  $318,305
                                                             ==================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 119

Schedule of Investments
Total Return Mortgage Fund
March 31, 2002
                                                             Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 3.6%

Freddie Mac
     5.750% due 01/15/2012                               $    3,000    $   2,924
                                                                       ---------
Total U.S. Government Agencies                                             2,924
                                                                       =========
(Cost $3,030)

U.S. TREASURY OBLIGATIONS 2.5%

Treasury Inflation Protected Securities (f)
     3.375% due 01/15/2012                                    2,000        2,008
                                                                       ---------
Total U.S. Treasury Obligations                                            2,008
                                                                       =========
(Cost $1,983)

MORTGAGE-BACKED SECURITIES 108.0%

Collateralized Mortgage Obligations 20.4%
Bank Trust Mortgage
     5.700% due 12/01/2023                                      777          767
Bear Stearns Mortgage Securities, Inc.
     6.500% due 02/25/2028                                      516          521
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                      279          283
Citicorp Mortgage Securities, Inc.
     6.500% due 05/25/2030                                      295          297
Countrywide Alternative Loan Trust
     6.750% due 08/25/2028                                       42           42
Countrywide Funding Corp.
     6.250% due 02/25/2009                                    1,365        1,367
Countrywide Home Loans
     6.500% due 03/25/2029                                      100           97
     7.750% due 01/25/2031                                       26           26
CS First Boston Mortgage Securities Corp.
     2.478% due 03/25/2032 (d)                                1,000        1,000
DLJ Mortgage Acceptance Corp.
     7.000% due 06/25/2028                                      138          142
E-Trade Bank Mortgage-Backed Securities Trust
     7.119% due 09/25/2031                                    1,025        1,036
Fannie Mae
     6.900% due 08/25/2011                                      100          103
     7.750% due 08/25/2022                                       71           77
     2.875% due 04/25/2023 (d)                                   25           26
     6.750% due 09/25/2023                                       58           56
     7.000% due 09/25/2023                                       18           18
     6.500% due 09/25/2023                                      229          217
     6.500% due 10/25/2023                                      217          213
     6.500% due 12/25/2023                                      188          185
     2.300% due 04/18/2028 (d)                                   70           70
Freddie Mac
     6.000% due 06/15/2008                                      331          340
     4.500% due 03/15/2021                                       28           28
     3.500% due 12/15/2022                                       10            8
     6.500% due 12/15/2023                                       51           51
     6.500% due 03/15/2024                                      118          109
     8.000% due 06/15/2026                                       79           84
     6.500% due 05/15/2027                                       73           70
     6.000% due 10/15/2028                                       86           86
General Electric Capital Mortgage Services, Inc.
     7.000% due 01/25/2028                                      100          101
     6.750% due 06/25/2028                                      200          201
Government National Mortgage Association
     7.000% due 07/16/2026                                      193          198
     2.100% due 02/16/2032 (d)                                4,855        4,877
Mellon Residential Funding Corp.
     6.580% due 07/25/2029 (d)                                  410          434
Norwest Asset Securities Corp.
     6.250% due 09/25/2028                                      421          405
     6.250% due 01/25/2029                                      115          113
PNC Mortgage Securities Corp.
     7.750% due 11/25/2030                                      575          578
Prudential Home Mortgage Securities
     6.750% due 09/25/2008                                      359          368
Structured Asset Securities Corp.
     2.330% due 03/25/2031 (d)                                  513          514
Superannuation Members Home Loans Global Fund
     2.125% due 06/15/2026 (d)                                  265          266
Washington Mutual Mortgage Securities Corp.
     6.010% due 04/25/2031                                    1,000          995
                                                                       ---------
                                                                          16,369
                                                                       =========

Fannie Mae 49.7%
     2.780% due 07/01/2008 (d)                                4,945        4,921
     3.266% due 10/01/2011 (d)                                2,982        2,926
     3.950% due 04/01/2007                                    1,706        1,706
     4.453% due 10/01/2011                                      992          994
     5.370% due 11/01/2018 (d)                                   29           30
     5.812% due 10/01/2028 (d)                                  301          308
     6.000% due 05/16/2017-04/11/2032 (d)(e)                 24,000       23,630
     6.511% due 08/01/2026 (d)                                  100          101
     6.920% due 05/01/2003                                      907          926
     7.000% due 04/01/2026 (d)                                   18           19
     7.009% due 05/01/2023 (d)                                  126          130
     7.340% due 07/01/2003                                      944          972
     7.500% due 04/11/2032                                    3,000        3,106
     9.000% due 01/01/2020                                      107          118
                                                                       ---------
                                                                          39,887
                                                                       =========

Federal Housing Administration 1.9%
     7.430% due 06/01/2019                                    1,509        1,519
                                                                       ---------

Freddie Mac 5.5%
     4.618% due 02/01/2018 (d)                                  122          123
     6.000% due 10/01/2024-04/11/2032 (e)                     2,126        2,063
     7.035% due 07/01/2030 (d)                                2,068        2,109
     7.314% due 11/01/2028 (d)                                   59           60
     7.518% due 08/01/2025                                      104          107
                                                                       ---------
                                                                           4,462
                                                                       =========

Government National Mortgage Association 29.9%
     6.000% due 04/18/2032                                    6,000        5,822
     6.375% due 03/20/2016-03/20/2027 (d)(e)                    860          875
     6.500% due 10/20/2022-04/18/2032 (d)(e)                  3,997        3,983
     6.625% due 12/20/2021-11/20/2026 (d)(e)                  4,926        5,052
     6.750% due 08/20/2017-08/20/2026 (d)(e)                    578          590
     7.000% due 04/18/2032                                    7,500        7,645
     7.500% due 05/15/2027-08/15/2027 (e)                        68           73
                                                                       ---------
                                                                          24,040
                                                                       =========

Stripped Mortgage-Backed Securities 0.6%
CS First Boston Mortgage Securities Corp. (IO)
     7.000% due 08/25/2004                                    3,743          275
Fannie Mae (IO)
     6.500% due 07/25/2007                                        3            0
     6.500% due 11/25/2022                                    1,176          124
Fannie Mae (PO)
     0.000% due 07/25/2022                                      194          153
                                                                       ---------
                                                                             552
                                                                       ---------
Total Mortgage-Backed Securities                                          86,829
                                                                       =========
(Cost $86,590)

ASSET-BACKED SECURITIES 7.3%

Asset Backed Securities Home Equity Corp.
     2.320% due 03/15/2032 (d)                                2,836        2,847
Bayview Financial Acquisition Trust
     2.240% due 07/25/2030 (d)                                  128          128
Bear Stearns Asset Backed Securities, Inc.
     6.750% due 02/25/2032 (d)                                1,000        1,010
Chase Funding Loan Acquisition Trust
     2.090% due 04/25/2031 (d)                                1,401        1,393
MLCC Mortgage Investors, Inc.
     2.280% due 03/15/2025 (d)                                  173          173
Option One Mortgage Loan Trust
     2.180% due 04/25/2030 (d)                                  347          348
                                                                       ---------
Total Asset-Backed Securities                                              5,899
                                                                       =========
(Cost $5,893)

120 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.2%

Eurodollar March Futures (CME)
     Strike @ 95.500 Exp. 03/17/2003                     $  104,000   $     126
U.S. Treasury Bond June Futures (OTC)
     Strike @ 104.000 Exp. 05/24/2002                         1,400           2
                                                                      ---------
Total Purchased Call Options                                                128
                                                                      =========
(Cost $171)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
     Strike @ 92.500 Exp. 05/24/2002                         30,000           0
                                                                      ---------
Total Purchased Put Options                                                   0
                                                                      =========
(Cost $0)

CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                       10          10
                                                                      ---------
Total Convertible Bonds & Notes                                              10
                                                                      =========
(Cost $10)

SHORT-TERM INSTRUMENTS 35.4%

Commercial Paper 34.3%
Fannie Mae
     1.810% due 04/01/2002                                    3,500       3,500
     1.711% due 05/08/2002 (b)                                   75          75
     1.810% due 07/03/2002                                    1,300       1,294
     1.871% due 08/21/2002                                    3,300       3,273
     1.871% due 08/28/2002                                    7,500       7,433
     1.982% due 09/04/2002                                    1,700       1,684
Freddie Mac

     1.820% due 04/01/2002                                    2,500       2,500
     1.895% due 08/15/2002                                      800         794
     1.865% due 08/30/2002                                    3,600       3,567
UBS Finance, Inc.
     1.850% due 04/01/2002                                    3,500       3,500
                                                                      ---------
                                                                         27,620
                                                                      =========
Repurchase Agreement 1.0%
State Street Bank
     1.550% due 04/01/2002                                      770         770
     (Dated 03/28/2002. Collateralized by Fannie Mae
     3.125% due 11/14/2003 valued at $786.
     Repurchase proceeds are $770.)

U.S. Treasury Bills 0.1%
     1.745% due 05/02/2002 (b)                                   65          65
                                                                      ---------

Total Short-Term Instruments                                             28,455
                                                                      =========
(Cost $28,473)

Total Investments (a) 157.0%                                          $ 126,253
(Cost $126,150)

Written Options (c) (0.0%)                                                   (2)
(Premiums $26)

Other Assets and Liabilities (Net) (57.0%)                              (45,826)
                                                                      ---------

Net Assets 100.0%                                                     $  80,425
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):
(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $126,226 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     521

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (494)
                                                                      ---------

Unrealized appreciation-net                                           $      27
                                                                      ---------

(b) Securities with an aggregate market value of $140
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2002:
                                                           # of      Unrealized
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                       23        $    (17)
                                                                       ---------

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium      Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.000 Exp. 05/25/2002                     23    $    26  $       2
                                                              ------------------

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                  Coupon
Type                 (%)      Maturity          Par         Value       Proceeds
--------------------------------------------------------------------------------
Fannie Mae         6.500    04/11/2032        6,000    $    5,968   $      5,981
Fannie Mae         7.000    05/13/2032        5,000         5,070          5,076
                                                       -------------------------
                                                       $   11,038   $     11,057
                                                       =========================

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 121

PIMCO Financial Highlights Class D

                                                                                                   Net Realized /
                                                                Net Asset Value                    Unrealized Gain
                                                                Beginning of      Net Investment   (Loss) on
Selected Per Share Data for the Year or Period Ended:           Period            Income (Loss)    Investments
                                                                ---------------   --------------   ---------------
California Intermediate Municipal Bond Fund
   03/31/2002                                                       $ 10.60         $ 0.46 (a)        $(0.07)(a)
   03/31/2001                                                         10.05           0.45 (a)          0.55 (a)
   01/31/2000 - 03/31/2000                                             9.88           0.06 (a)          0.18 (a)

California Municipal Bond Fund
   03/31/2002                                                       $ 10.35         $ 0.36 (a)        $ 0.04 (a)
   07/31/2000 - 03/31/2001                                            10.35           0.31 (a)          0.43 (a)

Convertible Fund
   03/31/2002                                                       $ 11.43         $ 0.16 (a)        $(0.46)(a)
   08/01/2000 - 03/31/2001                                            15.77          (0.05)(a)         (3.39)(a)

Emerging Markets Bond Fund
   03/31/2002                                                       $  8.40         $ 0.67 (a)        $ 1.78 (a)
   03/31/2001                                                          8.61           0.79 (a)          0.20 (a)

Foreign Bond Fund
   03/31/2002                                                       $ 10.32         $ 0.43 (a)        $ 0.09 (a)
   03/31/2001                                                         10.03           0.53 (a)          0.51 (a)
   03/31/2000                                                         10.63           0.59 (a)         (0.45)(a)
   04/08/1998 - 03/31/1999                                            10.83           0.53 (a)          0.15 (a)

GNMA Fund
   05/31/2001 - 03/31/2002                                          $ 10.43         $ 0.18 (a)        $ 0.52 (a)

High Yield Fund
   03/31/2002                                                       $  9.88         $ 0.74 (a)        $(0.68)(a)
   03/31/2001                                                         10.22           1.52 (a)         (0.99)(a)
   03/31/2000                                                         11.23           0.89 (a)         (1.01)(a)
   04/08/1998 - 03/31/1999                                            11.68           0.89 (a)         (0.45)(a)

Low Duration Fund
   03/31/2002                                                       $ 10.03         $ 0.46 (a)        $ 0.08 (a)
   03/31/2001                                                          9.81           0.62 (a)          0.24 (a)
   03/31/2000                                                         10.10           0.61 (a)         (0.29)(a)
   04/08/1998 - 03/31/1999                                            10.19           0.60 (a)         (0.03)(a)

Municipal Bond Fund
   03/31/2002                                                       $ 10.02         $ 0.47 (a)        $ 0.12 (a)
   03/31/2001                                                          9.47           0.43 (a)          0.56 (a)
   03/31/2000                                                         10.12           0.42 (a)         (0.64)(a)
   04/08/1998 - 03/31/1999                                             9.98           0.40 (a)          0.14 (a)

New York Municipal Bond Fund
   03/31/2002                                                       $ 10.64         $ 0.45 (a)        $ 0.17 (a)
   03/31/2001                                                          9.94           0.44 (a)          0.77 (a)
   01/31/2000 - 03/31/2000                                             9.79           0.07 (a)          0.15 (a)

Real Return Fund
   03/31/2002                                                       $ 10.40         $ 0.32 (a)        $ 0.12 (a)
   03/31/2001                                                          9.92           0.72 (a)          0.60 (a)
   03/31/2000                                                          9.83           0.63 (a)          0.12 (a)
   04/08/1998 - 03/31/1999                                             9.77           0.47 (a)          0.09 (a)

Short Duration Municipal Income Fund
   03/31/2002                                                       $ 10.16         $ 0.30 (a)        $ 0.09 (a)
   03/31/2001                                                          9.98           0.41 (a)          0.17 (a)
   01/31/2000 - 03/31/2000                                             9.99           0.06 (a)         (0.01)(a)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.85%.


122 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes


                                   Distributions                                                                        Ratio of
Total Income     Dividends from    from Net                                                                             Expenses to
from Investment  Net Investment    Realized Capital  Total            Net Asset Value                 Net Assets End    Average Net
Operations       Income            Gains             Distributions    End of Period    Total Return   of Period (000s)  Assets
---------------  --------------    ----------------  -------------    ---------------  ------------   ----------------  -----------
    $ 0.39           $(0.43)           $ (0.40)         $(0.83)           $ 10.16           3.77%         $   1,444      0.87%(g)
      1.00            (0.42)             (0.03)          (0.45)             10.60          10.21                181      0.86 (g)
      0.24            (0.07)              0.00           (0.07)             10.05           2.39                 10      0.85+(e)

    $ 0.40           $(0.34)           $ (0.39)         $(0.73)           $ 10.02           3.81%         $      11      0.87%(g)
      0.74            (0.31)             (0.43)          (0.74)             10.35           7.82                 10      0.85+

    $(0.30)          $(0.61)           $  0.00          $(0.61)           $ 10.52          (2.60)%        $       8      1.11%(l)
     (3.44)           (0.20)             (0.70)          (0.90)             11.43         (22.62)                 8      1.05+

    $ 2.45           $(0.75)           $ (0.50)         $(1.25)           $  9.60          30.94%         $  27,004      1.26%(h)
      0.99            (0.80)             (0.40)          (1.20)              8.40          12.58                 11      1.33 (h)

    $ 0.52           $(0.43)           $ (0.02)         $(0.45)           $ 10.39           5.21%         $  53,177      0.96%(c)
      1.04            (0.54)             (0.21)          (0.75)             10.32          10.84             26,590      0.99 (c)
      0.14            (0.59)             (0.15)          (0.74)             10.03           1.51              9,955      1.16 (c)
      0.68            (0.53)             (0.35)          (0.88)             10.63           6.46              8,513      0.95+

    $ 0.70           $(0.34)           $ (0.12)         $(0.46)           $ 10.67           7.40%         $     985      1.01%+(i)

    $ 0.06           $(0.75)           $  0.00          $(0.75)           $  9.19           0.68%         $ 121,572      0.90%
      0.53            (0.87)              0.00           (0.87)              9.88           5.40             32,820      0.90
     (0.12)           (0.89)              0.00           (0.89)             10.22          (1.14)            23,601      0.90
      0.44            (0.89)              0.00           (0.89)             11.23           4.00              9,065      0.90+

    $ 0.54           $(0.50)           $ (0.01)         $(0.51)           $ 10.06           5.57%         $ 107,165      0.75%
      0.86            (0.64)              0.00           (0.64)             10.03           9.10             19,282      0.82 (b)
      0.32            (0.61)              0.00           (0.61)              9.81           3.22             12,018      0.83 (b)
      0.57            (0.60)             (0.06)          (0.66)             10.10           5.77              6,481      0.75+

    $ 0.59           $(0.47)           $ (0.11)         $(0.58)           $ 10.03           5.95%         $   6,738      0.85%
      0.99            (0.44)              0.00           (0.44)             10.02          10.74              1,414      0.85
     (0.22)           (0.43)              0.00           (0.43)              9.47          (2.16)             1,104      0.85
      0.54            (0.40)              0.00           (0.40)             10.12           5.47                242      0.85+

    $ 0.62           $(0.45)           $ (0.46)         $(0.91)           $ 10.35           6.08%         $      66      0.87%(g)
      1.21            (0.42)             (0.09)          (0.51)             10.64          12.44                113      0.90 (g)
      0.22            (0.07)              0.00           (0.07)              9.94           2.21                 10      0.87+(f)(g)

    $ 0.44           $(0.45)           $ (0.10)         $(0.55)           $ 10.29           4.22%         $ 378,576      0.90%
      1.32            (0.76)             (0.08)          (0.84)             10.40          13.99             57,696      0.94 (j)
      0.75            (0.64)             (0.02)          (0.66)              9.92           7.93             15,560      0.93 (j)
      0.56            (0.50)              0.00           (0.50)              9.83           5.89                193      0.92+(j)

    $ 0.39           $(0.34)           $ (0.04)         $(0.38)           $ 10.17           3.88%         $     470      0.80%
      0.58            (0.40)              0.00           (0.40)             10.16           5.78                 11      0.81 (k)
      0.05            (0.06)              0.00           (0.06)              9.98           0.47                 10      0.80+(d)

Ratio of Net
Investment
Income (Loss)
to Average          Portfolio
Net Assets          Turnover Rate
-------------       -------------
    4.41%                 94%
    4.26                 257
    3.88+                357

    3.44%                164%
    4.47+                338

    1.46%                307%
   (0.35)+               225

    7.05%                620%
    9.33                 902

    4.09%                434%
    5.26                 417
    5.77                 330
    4.82+                376

    2.03%+              1292%

    7.86%                 96%
   15.06                  53
    8.29                  39
    8.07+                 39

    4.59%                569%
    6.23                 348
    6.11                  82
    5.81+                245

    4.61%                231%
    4.41                 306
    4.46                 145
    3.99+                 70

    4.19%                204%
    4.23                 973
    4.02+                270

    3.10%                237%
    7.14                 202
    6.44                 253
    4.75+                438

    2.93%                107%
    4.05                 208
    3.51+                171

(h) Ratio of expenses to average net assets excluding interest expense is 1.25%.
(i) Ratio of expenses to average net assets excluding interest expense is 1.00%.
(j) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(k) Ratio of expenses to average net assets excluding interest expense is 0.80%.
(l)  Ratio of expense to average net assets excluding interest expense is 1.05%.


                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 123

PIMCO Financial Highlights Class D

                                                                                                               Net Realized /
                                                                            Net Asset Value                    Unrealized Gain
                                                                            Beginning of       Net Investment  (Loss) on
Selected Per Share Data for the Year or Period Ended:                       Period             Income (Loss)   Investments
                                                                            ----------------   --------------  ---------------
Short-Term Fund
   03/31/2002                                                               $     10.03         $   0.32 (a)    $     0.06 (a)
   03/31/2001                                                                      9.95             0.62 (a)          0.09 (a)
   03/31/2000                                                                     10.03             0.55 (a)         (0.08)(a)
   04/08/1998 - 03/31/1999                                                        10.07             0.53 (a)         (0.03)(a)

StocksPLUS Fund
   03/31/2002                                                               $     10.12         $   0.32 (a)    $    (0.29)(a)
   03/31/2001                                                                     14.08            (0.05)(a)         (2.76)(a)
   03/31/2000                                                                     14.27             1.04 (a)          1.29 (a)
   04/08/1998 - 03/31/1999                                                        14.13             0.79 (a)          1.38 (a)

Strategic Balanced Fund
   03/31/2002                                                               $     10.44         $   0.42 (a)    $    (0.07)(a)
   03/31/2001                                                                     12.78             1.47 (a)         (2.49)(a)
   03/31/2000                                                                     12.75             0.71 (a)          0.47 (a)
   04/08/1998 - 03/31/1999                                                        12.65             0.79 (a)          0.60 (a)

Total Return Fund
   03/31/2002                                                               $     10.52         $   0.50 (a)    $     0.20 (a)
   03/31/2001                                                                      9.96             0.64 (a)          0.56 (a)
   03/31/2000                                                                     10.36             0.60 (a)         (0.40)(a)
   04/08/1998 - 03/31/1999                                                        10.66             0.59 (a)          0.12 (a)

Total Return Mortgage Fund
   03/31/2002                                                               $     10.42         $   0.35 (a)    $     0.35 (a)
   03/31/2001                                                                      9.97             0.59 (a)          0.63 (a)
   03/31/2000                                                                     10.19             0.54 (a)         (0.20)(a)
   04/08/1998 - 03/31/1999                                                        10.27             0.53 (a)          0.02 (a)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(d) Ratio of expenses to average net assets excluding interest expense is 1.05%.

124 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                 Distributions End                                                                     Ratio of
Total Income     Dividend from   from Net                                                                              Expenses to
from Investment  Net Investment  Realized Capital   Total           Net Assets Value                 Net Assets End    Average Net
Operation        Income          Gains              Distributions   End of Period     Total Return   of Period (000s)  Assets
---------------  --------------  -----------------  -------------   ----------------  ------------   ----------------  -----------
 $       0.38      $   (0.39)      $     (0.02)        $   (0.41)      $     10.00        3.80%        $     81,643       0.82%(b)
         0.71          (0.61)            (0.02)            (0.63)            10.03        7.33                6,613       1.31 (b)
         0.47          (0.55)             0.00             (0.55)             9.95        4.87                3,361       0.93 (b)
         0.50          (0.53)            (0.01)            (0.54)            10.03        5.10                2,278       0.75+


 $       0.03      $   (0.22)      $      0.00         $   (0.22)      $      9.93        0.22%        $      1,998       1.06%(d)
        (2.81)         (0.24)            (0.91)            (1.15)            10.12      (21.27)               2,769       1.05
         2.33          (2.01)            (0.51)            (2.52)            14.08       17.32                3,288       1.05
         2.17          (0.79)            (1.24)            (2.03)            14.27       16.69                1,721       1.05+


 $       0.35      $   (0.31)      $      0.00         $   (0.31)      $     10.48        3.46%        $      1,789       0.65%
        (1.02)         (0.63)            (0.69)            (1.32)            10.44       (8.65)                 632       0.76 (c)
         1.18          (0.69)            (0.46)            (1.15)            12.78        9.55                  167       1.05
         1.39          (0.62)            (0.67)            (1.29)            12.75       11.45                  173       1.05+


 $       0.70      $   (0.51)      $     (0.30)        $   (0.81)      $     10.41        6.81%        $    648,596       0.75%
         1.20          (0.64)             0.00             (0.64)            10.52       12.44              264,984       0.81 (b)
         0.20          (0.60)             0.00             (0.60)             9.96        2.00               80,459       0.87 (b)
         0.71          (0.59)            (0.42)            (1.01)            10.36        6.73               34,839       0.75+


 $       0.70      $   (0.37)      $     (0.40)        $   (0.77)      $     10.35        7.43%        $     28,929       0.90%
         1.22          (0.59)            (0.18)            (0.77)            10.42       12.69                1,261       0.90
         0.34          (0.56)             0.00             (0.56)             9.97        3.47                  166       0.90
         0.55          (0.53)            (0.10)            (0.63)            10.19        5.41                  183       0.90+

Ratio of Net
Investment
Income (Loss)
to Average     Portfolio
Net Assets     Turnover Rate
-------------  -------------
      3.17%         131%
      6.15          121
      5.54           38
      5.05+          47


      3.14%         455%
     (0.43)         270
      7.16           92
      8.12+          81


      3.98%          35%
     12.67          651
      5.49          176
      6.41+          82


      4.73%         445%
      6.24          450
      5.97          223
      5.21+         154


      3.37%        1193%
      5.78          848
      5.38         1476
      5.15+         158

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 125

PIMCO Statements of Assets and Liabilities Class D

March 31, 2002

                                             California
                                             Intermediate California              Emerging
Amounts in thousands,                        Municipal    Municipal  Convertible  Markets      Foregin Bond              High Yield
   except per share amounts                  Bond Fund    Bond Fund  Fund         Bond Fund    Fund          GNMA Fund   Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value                        $    122,306 $  11,632  $   35,063   $308,276     $ 1,196,015   $172,782    $4,210,587
Cash                                                    1         0          15          0               1          5         3,758
Foreign currency, at value                              0         0         153          0          22,005          0             0
Receivable for investments and
   foreign currency sold                                0         0         368      2,427         362,535     63,261       111,075
Receivable for Fund shares sold                       673         6          31      2,718           2,444      1,699        20,947
Variation margin receivable                            42         0           0          0             511          0             0
Interest and dividends receivable                   1,500       193         258      5,022          20,873        234        88,842
Other assets                                            0         0           0        127          14,104          1             0
                                                  124,522    11,831      35,888    318,570       1,618,488    237,982     4,435,209
============================================ ============ =========  ==========   ========     ===========   ========    ==========
Liabilities:
Payable for investments and
   foreign currency purchased                $      5,147 $       0  $      503   $ 31,387     $   171,403   $131,108    $  197,821
Payable for financing transactions                  9,624         0           0     30,134         373,601          0             0
Payable for short sale                                  0         0           0          0         281,666      8,112        52,767
Due to custodian                                        0        88           0        830               0          0         4,334
Written options outstanding                             0         0           0          0           4,288          2           906
Payable for Fund shares redeemed                       62         0          66        671           2,068        100        12,306
Dividends payable                                      54         7           0        121             378         21         6,921
Accrued investment advisory fee                        23         3          12         94             165         21           863
Accrued administration fee                             23         3          10         92             206         33         1,066
Accrued distribution fee                                0         0          10         16              56          0           733
Accrued servicing fee                                   5         1           4         13              52         31           339
Variation margin payable                               39        10           0          0             319          5           347
Recoupment payable to Manager                           4         1           2          0               0          0             0
Other liabilities                                       1         0           0        111           3,923          0           323
                                                   14,982       113         607     63,469         838,125    139,433       278,726
============================================ ============ =========  ==========   ========     ===========   ========    ==========
Net Net Assets                               $    109,540 $  11,718  $   35,281   $255,101     $   780,363   $ 98,549    $4,156,483
============================================ ============ =========  ==========   ========     ===========   ========    ==========
Net Assets Consist of:
Paid in capital                              $    106,528 $  11,735  $   58,827   $239,376     $   781,912   $ 98,498    $4,851,960
Undistributed (overdistributed)
   net investment income                              636         7         878      6,375          29,512         83           644
Accumulated undistributed net realized gain
(loss)                                                131      (217)    (24,068)      (579)            771         96      (463,299)
Net unrealized appreciation (depreciation)          2,245       193        (356)     9,929         (30,290)      (128)     (232,822)
                                             $    109,540 $  11,718  $   35,281   $255,101     $   780,363   $ 98,549     4,156,483
============================================ ============ =========  ==========   ========     ===========   ========    ==========
Net Assets:
Class D                                      $      1,444 $      11  $        8   $ 27,004     $    53,177   $    985    $  121,572
Other Classes                                     108,096    11,707      35,273    228,097         727,186     97,564     4,034,911

Shares Issued and Outstanding:
Class D                                               142         1           1      2,812           5,116         92        13,233

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)
Class D                                      $      10.16 $   10.02  $    10.52   $   9.60     $     10.39   $  10.67    $     9.19
Cost of Investments Owned                    $    120,357 $  11,475  $   35,413   $298,464     $ 1,239,884   $172,921     4,442,479
============================================ ============ =========  ==========   ========     ===========   ========    ==========
Cost of Foreign Currency Held                $          0 $       0  $      154   $      0     $    21,909   $      0    $        0
============================================ ============ =========  ==========   ========     ===========   ========    ==========

126 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                 Short
                          New York               Duration                             Strategic              Total Return
Low Duration   Municipal  Municipal  Real Return Municipal    Short-Term  StockPLUS   Balanced  Total Return Mortgage
Fund           Bond Fund  Bond Fund  Fund        Income Fund  Fund        Fund        Fund      Fund         Fund
------------   ---------  ---------  ----------- -----------  ----------  ----------  --------- ------------ ------------
$  6,374,369   $ 222,734  $  5,011   $3,720,662  $   30,925   $2,434,958  $1,042,669  $ 67,251  $67,170,655  $   126,253
     165,262          39        20        7,480           1           39         156        18       39,460           45
      30,749           0         0        2,091           0        1,030       4,278         0       29,780            0

     896,976      56,045         0      378,054           0       15,547      62,048         1    4,506,512       75,325
      77,237         858        49       53,136         218       21,737       1,429       165      456,245          565
         249          59         0            0           0            0       2,776         0        5,071            0
      45,681       2,194        84       41,534         241       12,600       7,853       104      483,918          328
      24,822           0         0            0           0            0           0         0            0            0
   7,615,345     281,929     5,164    4,202,957      31,385    2,485,911   1,121,209    67,539   72,691,641      202,516
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========

$  1,174,323   $  76,880  $      0   $   23,595  $        0   $   15,197  $  125,810  $    104  $18,446,199  $   110,716
           0      15,880         0      432,843           0            0           0         0            0            0
     297,468           0         0      378,307           0       15,495           0         0      317,824       11,038
           0           0         0            0           0            0           0         0            0            0
      33,686           0         0            0           0        2,817       3,240         0      307,007            2
      28,253         493         0       23,616           0            0       3,729     6,039      289,801          255
       4,147         201         4          304           1          790           0         0       38,221           16
       1,269          33         1          686           4          518         330         0       11,205           17
       1,189          40         1          847           3          548         270        12        9,646           23
         345          36         0          494           0          122         220        15        3,991            1
         321          20         0          374           0          234         106         6        1,885           20
           0          73         0          534           0          234           0         0            0            3
           0           0         0            0           1            0           0         0            0            0
      14,311           2         0        2,855           0        2,517         340         0       52,836            0
   1,555,312      93,658         6      864,455           9       38,472     134,045     6,176   19,478,615      122,091
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========
$  6,060,033   $ 188,271  $  5,158   $3,338,502  $   31,376   $2,447,439  $  987,164  $ 61,363  $53,213,026  $    80,425
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========

$  6,087,582   $ 186,181  $  5,048   $3,347,211  $   31,175   $2,456,468  $1,297,787  $ 73,706  $53,277,381  $    80,137

      20,114         553        (8)       2,359          (9)        (316)     10,513     1,193      210,720          159
       2,143          88       (96)       2,587          (2)      (1,251)   (345,677)   (6,420)     (54,677)           0
     (49,806)      1,449       214      (13,655)        212       (7,462)     24,541    (7,116)    (220,398)         129
$  6,060,033   $ 188,271  $  5,158   $3,338,502  $   31,376   $2,447,439  $  987,164  $ 61,363  $53,213,026  $    80,425
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========

$    107,165   $   6,738  $     66   $  378,576  $      470   $   81,643  $    1,998  $  1,789  $   648,596  $    28,929
   5,952,868     181,533     5,092    2,959,926      30,906    2,365,796     985,166    59,574   52,564,430       51,496

      10,658         672         6       36,807          46        8,168         201       171       62,284        2,795


$      10.06   $   10.03  $  10.35   $    10.29  $    10.17   $    10.00  $     9.93  $  10.48  $     10.41  $     10.35

$  6,404,151     221,724  $  4,891   $3,730,746  $   30,714   $2,437,599  $1,044,828  $ 74,367  $67,359,581  $   126,150
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========
$     30,839   $       0  $      0   $    2,082  $        0   $    1,026  $    4,303  $      0  $    29,681  $         0
============   =========  ========   ==========  ==========   ==========  ==========  ========  ===========  ===========

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 127

PIMCO Statements of Operations Class D

For the year or period ended March 31, 2002

                                                California
                                                Intermediate  California              Emerging
Amounts in thousands,                           Municipal     Municipal  Convertible  Markets    Foreign Bond            High Yield
   except per share amounts                     Bond Fund     Bond Fund  Fund         Bond Fund  Fund         GNMA Fund  Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest, net of foreign taxes                  $      5,112  $     653  $       404  $   9,796  $     37,113 $   1,751  $  273,495
Dividends, net of foreign taxes                            0          0          720          0           432         0       8,372
Miscellaneous income                                       0          0            0          0             0         0         165
   Total Income                                        5,112        653        1,124      9,796        37,545     1,751     282,032
==============================================  ============  =========  ===========  =========  ============ =========  ==========

Expenses:
Investment advisory fees                                 246         39          178        475         1,834       117       7,997
Administration fees                                      254         39          146        446         2,252       173       9,813
Servicing fees - Class D                                   2          0            0         11            97         0         162
Distribution and/or servicing fees -                      59          7          191        101         1,019       130      10,170
Other Classes
Trustees' fees                                             1          0            0          1             5         0          20
Organization costs                                         0          0            0          0             0         0           0
Interest expense                                          10          1           31         74            58        13           0
Miscellaneous expense                                      0          0            0          0             0         0           0
Recoupment by Manager                                      4          1            2          0             0         0           0
   Total Expenses                                        576         87          548      1,108         5,265       433      28,162

Net Investment Income                                  4,536        566          576      8,688        32,280     1,318     253,870
==============================================  ============  =========  ===========  =========  ============ =========  ==========

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                1,860        (22)     (11,292)    10,354        (2,714)      778    (161,660)
Net capital gain distributions received
   from underlying funds                                   0          0            0          0             0         0           0
Net realized gain (loss) on futures
   contracts, written options and swaps                  619        235            0          0        26,934        70           0
Net realized gain (loss) on foreign
   currency transactions                                   0          0          (21)       264        15,126         0         678
Net change in unrealized appreciation
   (depreciation) on investments                      (3,157)      (279)       7,940      9,077       (22,510)     (334)    (67,060)
Net change in unrealized appreciation
   (depreciation) on futures contracts,
   written options and swaps                             204         44            0        127         9,801         2         258
Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities denominated in
   foreign currencies                                      0          0         (150)       (55)      (20,324)        0        (403)

   Net Gain (Loss)                                      (474)       (22)      (3,523)    19,767         6,313       516    (228,187)

Net Increase (Decrease) in Assets
   Resulting from Operations                    $      4,062  $     544  $    (2,947) $  28,455  $     38,593 $   1,834  $   25,683
==============================================  ============  =========  ===========  =========  ============ =========  ==========

128 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

                                                    Short
                           New York                 Duration                                Strategic                  Total Return
Low Duration   Municipal   Municipal  Real Return   Municipal     Short-Term   StocksPLUS   Balanced    Total Return   Mortgage
Fund           Bond Fund   Bond Fund  Fund          Income Fund   Fund         Fund         Fund        Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
$    293,305   $   5,953   $     257  $    84,715   $       652   $   60,083   $   40,902   $      20   $  2,609,946   $      2,249
       5,498           0           0           18             0            0          812       3,264         49,203              0
           0           0           0            0             1           25            0           2              0              1
     298,803       5,953         257       84,733           653       60,108       41,714       3,286      2,659,149          2,250
============   =========   =========  ===========   ===========   ==========   ==========   =========   ============   ============

      13,117         273          13        5,064            31        3,548        3,938           0        118,914            120
      11,334         340          13        6,326            30        3,680        3,257         138        100,611            158
         137           8           0          642             0           96            6           3          1,112             26
       4,751         464           3        5,294             0        1,955        4,075         248         55,676            109
          34           1           0           11             0            8            7           1            300              0
           0           0           0            2             0            0            0           0              0              0
          64           1           0           65             0        1,400           81           0            528              0
           0           0           0            0             0            0            0           0              4              0
           0           0           0            0             1            0            0           0              0              0
      29,437       1,087          29       17,404            62       10,687       11,364         390        277,145            413
     269,366       4,866         228       67,329           591       49,421       30,350       2,896      2,382,004          1,837
============   =========   =========  ===========   ===========   ==========   ==========   =========   ============   ============

      67,574         629         (49)      27,004            14        2,421       10,689      (4,344)       570,086          1,582

           0           0           0            0             0            0            0         239              0              0

       7,095         872          71          801             0        1,271      (81,184)          0        780,545             55

       3,067           0           0          (87)            0          (14)       4,081          85         56,035              0

     (52,704)     (1,418)          6      (44,336)           24       (5,325)      (4,382)      3,786       (616,915)          (506)

     (21,893)        439          94       (2,133)            0       (4,955)      54,549           0        (50,974)             8

       4,524           0           0       (1,016)            0           (4)      (4,713)        (98)         8,455              0

       7,663         522         122      (19,767)           38       (6,606)     (20,960)       (332)       747,232          1,139

$    277,029   $   5,388   $     350  $    47,562   $       629   $   42,815   $    9,390   $   2,564   $  3,129,236   $      2,976
============   =========   =========  ===========   ===========   ==========   ==========   =========   ============   ============

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 129

PIMCO Statements of Changes in Net Assets Class D

                                                           California Intermediate                California Municipal
Amounts in thousands                                       Municipal Bond Fund                    Bond Fund
                                                           ----------------------------------     ---------------------------------
                                                               Year Ended          Year Ended         Year Ended        Period from
Increase (Decrease) in Net Assets from:                    March 31, 2002      March 31, 2001     March 31, 2002    May 16, 2000 to
                                                                                                                     March 31, 2001
Operations:

Net investment income (loss)                               $        4,536      $        4,235     $          566    $           441
Net realized gain (loss)                                            2,479               1,278                213                544
Net change in unrealized appreciation (depreciation)               (2,953)              5,126               (235)               428
Net increase (decrease) resulting from operations                   4,062              10,639                544              1,413
=====================================================      ==============      ==============     ==============    ===============

Distributions to Shareholders:

From net investment income
   Class D                                                            (32)                 (2)                 0                  0
   Other Classes                                                   (4,203)             (4,142)              (534)              (432)
From net realized capital gains
   Class D                                                            (47)                  0                  0                  0
   Other Classes                                                   (3,006)               (311)              (618)              (390)

Total Distributions                                                (7,288)             (4,455)            (1,152)              (822)
=====================================================      ==============      ==============     ==============    ===============

Fund Share Transactions:

Receipts for shares sold
   Class D                                                          1,716                 178                  0                 10
   Other Classes                                                   79,904             156,058             15,267             21,945
Issued as reinvestment of distributions
   Class D                                                             78                   2                  1                  1
   Other Classes                                                    6,841               4,237              1,109                810
Cost of shares redeemed
   Class D                                                           (459)                (12)                 0                  0
   Other Classes                                                  (93,778)            (58,411)           (16,708)           (10,700)
Net increase (decrease) resulting
   from Fund share transactions                                    (5,698)            102,052               (331)            12,066

Total Increase (Decrease) in Net Assets                            (8,924)            108,236               (939)            12,657
=====================================================      ==============      ==============     ==============    ===============

Net Assets:

Beginning of period                                               118,464              10,228             12,657                  0
End of period *                                            $      109,540      $      118,464     $       11,718    $        12,657

*Including net undistributed (overdistributed)             $          636      $        1,115     $            7    $           152
 investment income of:

Amounts in thousands                                       Convertible Fund
                                                           ----------------------------------
                                                               Year Ended          Year Ended
Increase (Decrease) in Net Assets from:                    March 31, 2002      March 31, 2001
Operations:

Net investment income (loss)                               $          576      $         (122)
Net realized gain (loss)                                          (11,313)             (6,725)
Net change in unrealized appreciation (depreciation)                7,790             (36,112)
Net increase (decrease) resulting from operations                  (2,947)            (42,959)
=====================================================      ==============      ==============

Distributions to Shareholders:

From net investment income
   Class D                                                              0                   0
   Other Classes                                                   (2,133)             (2,368)
From net realized capital gains
   Class D                                                              0                   0
   Other Classes                                                        0              (7,035)

Total Distributions                                                (2,133)             (9,403)
=====================================================      ==============      ==============

Fund Share Transactions:

Receipts for shares sold
   Class D                                                              0                   0
   Other Classes                                                   11,316             113,053
Issued as reinvestment of distributions
   Class D                                                              0                   1
   Other Classes                                                    1,622               8,646
Cost of shares redeemed
   Class D                                                              0                   0
   Other Classes                                                  (64,267)           (161,679)
Net increase (decrease) resulting
   from Fund share transactions                                   (51,329)            (39,979)

Total Increase (Decrease) in Net Assets                           (56,409)            (92,341)
=====================================================      ==============      ==============

Net Assets:

Beginning of period                                                91,690             184,031
End of period *                                            $       35,281      $       91,690

*Including net undistributed (overdistributed)             $          878      $       (1,336)
 investment income of:

130 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Emerging Markets
Bond Fund                                   Foreign Bond Fund                           GNMA Fund
------------------------------------------  ------------------------------------------  ------------------------------------------
           Year Ended           Year Ended              Year Ended          Year Ended              Year Ended          Year Ended
       March 31, 2002       March 31, 2001          March 31, 2002      March 31, 2001          March 31, 2002      March 31, 2001
$               8,688   $            4,541  $               32,280  $           33,316  $                1,318  $              543
               10,618                2,700                  39,346                (890)                    848                 286
                9,149                 (658)                (33,033)             31,945                    (332)                290
               28,455                6,583                  38,593              64,371                   1,834               1,119
=====================   ==================  ======================  ==================  ======================  ==================

                 (322)                  (1)                 (1,593)               (839)                     (4)                  0
               (8,316)              (4,544)                (30,784)            (32,294)                 (1,369)               (510)

                 (198)                   0                    (100)               (373)                     (2)                  0
               (5,713)              (2,352)                 (1,650)            (12,497)                   (909)                (54)

              (14,549)              (6,897)                (34,127)            (46,003)                 (2,284)               (564)
=====================   ==================  ======================  ==================  ======================  ==================

               30,568                    0                  36,741              18,523                   1,280                   0
              210,434               39,107                 312,007             249,638                 126,373               9,077

                  493                    1                   1,655               1,188                       6                   0
               12,923                6,408                  28,298              38,972                   1,986                 530

               (4,570)                   0                 (11,934)             (3,687)                   (293)                  0
              (66,251)             (15,451)               (265,711)           (193,686)                (40,327)             (4,496)

              183,597               30,065                 101,056             110,948                  89,025               5,111

              197,503               29,751                 105,522             129,316                  88,575               5,666
=====================   ==================  ======================  ==================  ======================  ==================

               57,598               27,847                 674,841             545,525                   9,974               4,308
$             255,101   $           57,598  $              780,363  $          674,841  $               98,549  $            9,974

$               6,375   $            1,525  $               29,512  $             (789) $                   83  $              303

High Yield Fund                             Low Duration Fund
------------------------------------------  ------------------------------------------
           Year Ended           Year Ended              Year Ended          Year Ended
       March 31, 2002       March 31, 2001          March 31, 2002      March 31, 2001
$             253,870   $          246,822  $              269,366  $          288,496
             (160,982)            (237,986)                 77,736              17,000
              (67,205)             111,594                 (70,073)             80,909
               25,683              120,430                 277,029             386,405
=====================   ==================  ======================  ==================

               (5,108)              (2,292)                 (2,542)               (946)
             (248,377)            (244,409)               (266,805)           (287,579)

                    0                    0                    (115)                  0
                    0                    0                  (7,894)                  0

             (253,485)            (246,701)               (277,356)           (288,525)
=====================   ==================  ======================  ==================

              126,744               43,592                 126,208              11,532
            2,610,735            1,495,450               4,472,199           2,847,901

                4,919                1,982                   2,238                 930
              175,344              186,848                 235,585             247,021

              (38,575)             (35,803)                (39,724)             (5,571)
           (1,137,024)          (2,094,049)             (3,339,435)         (2,586,732)

            1,742,143             (401,980)              1,457,071             515,081

            1,514,341             (528,251)              1,456,744             612,961
=====================   ==================  ======================  ==================

            2,642,142            3,170,393               4,603,289           3,990,328
$           4,156,483   $        2,642,142  $            6,060,033  $        4,603,289

$                 644   $           (1,912) $               20,113  $              254

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 131

                                                                                      New York Municipal
Amounts in thousands                          Municipal Bond Fund                     Bond Fund
                                              -----------------------------------     ---------------------------------
Increase (Decrease) in Net Assets from:           Year Ended           Year Ended         Year Ended         Year Ended
                                              March 31, 2002       March 31, 2001     March 31, 2002     March 31, 2001
Operations:

Net investment income (loss)                  $        4,866       $        2,679     $          228     $          146
Net realized gain (loss)                               1,501                1,298                 22                132
Net capital gain distributions
  received from underlying funds                           0                    0                  0                  0
Net change in unrealized
  appreciation (depreciation)                           (979)               2,568                100                122
Net increase (decrease) resulting
  from operations                                      5,388                6,545                350                400
==========================================    ==============       ==============     ==============     ==============

Distributions to Shareholders:

From net investment income
  Class D                                               (145)                 (37)                (4)                (1)
  Other Classes                                       (4,751)              (2,639)              (221)              (144)
From net realized capital gains
  Class D                                                (31)                   0                 (3)                 0
  Other Classes                                       (1,175)                   0               (223)               (28)

Total Distributions                                   (6,102)              (2,676)              (451)              (173)
==========================================    ==============       ==============     ==============     ==============

Fund Share Transactions:

Receipts for shares sold
  Class D                                             10,396                4,243                  6                100
  Other Classes                                      149,136               43,041              5,111                485
Issued as reinvestment of distributions
  Class D                                                165                   33                  7                  1
  Other Classes                                        4,221                1,851                398                172
Cost of shares redeemed
  Class D                                             (5,217)              (4,028)               (58)                 0
  Other Classes                                      (49,852)             (21,456)            (4,257)               (11)

Net increase (decrease) resulting
  from Fund share transactions                       108,849               23,684              1,207                747

Total Increase (Decrease) in
  Net Assets                                         108,135               27,553              1,106                974
==========================================    ==============       ==============     ==============     ==============

Net Assets:

Beginning of period                                   80,136               52,583              4,052              3,078
End of period *                               $      188,271       $       80,136     $        5,158     $        4,052

*Including net undistributed
   (overdistributed) investment income of:    $          553       $           17     $           (8)    $           66

                                                                                     Short Duration
Amounts in thousands                             Real Return Fund                    Municipal Income Fund
                                                 --------------------------------    --------------------------------
Increase (Decrease) in Net Assets from:                Year Ended      Year Ended        Year Ended        Year Ended
                                                   March 31, 2002  March 31, 2001    March 31, 2002    March 31, 2001
Operations:

Net investment income (loss)                     $         67,329  $       40,196    $          591    $          590
Net realized gain (loss)                                   27,718           7,571                14                41
Net capital gain distributions
  received from underlying funds                                0               0                 0                 0
Net change in unrealized
  appreciation (depreciation)                             (47,485)         30,225                24               182
Net increase (decrease) resulting
  from operations                                          47,562          77,992               629               813
============================================     ================  ==============    ==============    ==============

Distributions to Shareholders:

From net investment income
  Class D                                                  (8,019)         (2,232)               (1)                0
  Other Classes                                           (59,485)        (38,065)             (591)             (573)
From net realized capital gains
  Class D                                                  (3,555)           (303)                0                 0
  Other Classes                                           (21,466)         (4,906)              (54)                0

Total Distributions                                       (92,525)        (45,506)             (646)             (573)
============================================     ================  ==============    ==============    ==============

Fund Share Transactions:

Receipts for shares sold
  Class D                                                 537,359          46,212               460                 0
  Other Classes                                         2,712,515         671,659            21,629            13,744
Issued as reinvestment of
distributions
  Class D                                                  10,428           2,445                 1                 0
  Other Classes                                            67,358          36,769               640               575
Cost of shares redeemed
  Class D                                                (218,787)         (8,355)                0                 0
  Other Classes                                          (624,530)       (151,955)           (4,993)          (11,638)

Net increase (decrease) resulting
  from Fund share transactions                          2,484,343         596,775            17,737             2,681

Total Increase (Decrease) in
  Net Assets                                            2,439,380         629,261            17,720             2,921
=================================================================  ==============    ==============    ==============

Net Assets:

Beginning of period                                       899,122         269,861            13,656            10,735
End of period *                                  $      3,338,502  $      899,122    $       31,376    $       13,656

*Including net undistributed
   (overdistributed) investment income of:       $          2,359  $        3,210    $           (9)   $           31

132 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

Short-Term Fund                        StocksPLUS Fund                             Strategic Balanced Fund
-------------------------------        -------------------------------------       ---------------------------------
    Year Ended       Year Ended             Year Ended            Year Ended            Year Ended        Year Ended
March 31, 2002   March 31, 2001         March 31, 2002        March 31, 2001        March 31, 2002    March 31, 2001
   $    49,421      $    43,519            $    30,350           $    (1,627)          $     2,896       $     5,108
         3,678              204                (66,414)             (179,612)               (4,259)            1,743
             0                0                      0                     0                   239             1,770
       (10,284)           6,182                 45,454              (108,609)                3,688           (15,730)
        42,815           49,905                  9,390              (289,848)                2,564            (7,109)
   ===========      ===========            ===========           ===========           ===========       ===========

        (1,228)            (328)                   (52)                  (55)                  (40)              (16)
       (48,194)         (43,171)               (21,138)              (24,078)               (2,213)           (4,218)

           (88)              (9)                     0                  (219)                    0               (26)
        (2,770)          (1,052)                     0               (88,496)                    0            (4,424)

       (52,280)         (44,560)               (21,190)             (112,848)               (2,253)           (8,684)
   ===========      ===========            ===========           ===========           ===========       ===========

       110,393            5,633                    859                   918                 1,626               690
     3,022,014          678,100                211,884               414,370                12,675            12,850

         1,155              319                     51                   263                    40                41
        40,012           33,061                 18,703                97,921                 2,032             7,964

       (36,204)          (2,748)                (1,631)                 (707)                 (489)             (181)
    (1,332,039)        (777,538)              (246,385)             (593,381)              (29,336)          (86,065)

     1,805,731          (63,173)               (16,519)              (80,616)              (13,452)          (64,701)

     1,796,266          (57,828)               (28,319)             (483,312)              (13,141)          (80,494)
   ===========      ===========            ===========           ===========           ===========       ===========

       651,173          709,001              1,015,483             1,498,795                74,504           154,998
   $ 2,447,439      $   651,173            $   987,164           $ 1,015,483           $    61,363       $    74,504

   $      (316)     $    (1,518)           $    10,513           $   (26,538)          $     1,193       $       465

Total Return Fund                      Total Return Mortgage Fund
-------------------------------        -------------------------------------
    Year Ended       Year Ended             Year Ended            Year Ended
March 31, 2002   March 31, 2001         March 31, 2002        March 31, 2001
   $ 2,382,004   $    2,324,651            $     1,837           $     1,027
     1,406,666        1,226,362                  1,637                   751
             0                0                      0                     0
      (659,434)         795,370                   (498)                  649
     3,129,236        4,346,383                  2,976                 2,427
   ===========   ==============            ===========           ===========

       (21,129)          (9,216)                  (361)                  (29)
    (2,359,490)      (2,319,537)                (1,491)                 (998)

       (14,484)               0                   (498)                  (11)
    (1,344,134)               0                 (1,347)                 (352)

    (3,739,237)      (2,328,753)                (3,697)               (1,390)
   ===========   ==============            ===========           ===========

       614,608          218,432                 36,912                 1,122
    22,562,269       16,128,077                 44,565                23,394

        33,831            9,094                    815                    38
     3,081,947        1,841,940                  2,423                 1,336

      (253,547)         (51,706)                (9,563)                  (89)
   (14,721,474)      (9,194,347)               (19,074)               (5,907)

    11,317,634        8,951,490                 56,078                19,894

    10,707,633       10,969,120                 55,357                20,931
   ===========   ==============            ===========           ===========

    42,505,393       31,536,273                 25,068                 4,137
   $53,213,026   $   42,505,393            $    80,425           $    25,068

   $   210,720   $      154,725            $       159           $       382

                See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 133

PIMCO Statements of Cash Flows Class D

For the period ended March 31, 2002

                                                                             Foreign          Real Return
Amounts in thousands                                                         Bond Fund        Fund
                                                                             -------------    -------------
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares                                                         $    348,011     $  3,207,060
Redemptions of Fund shares                                                       (276,576)        (821,701)
Cash distributions paid                                                            (4,159)         (15,510)
Decrease from financing transactions                                              (56,358)        (323,463)
                                                                             ------------     ------------
Net increase from financing activities                                             10,918        2,046,386
                                                                             ------------     ------------
Operating Activities
Purchases of long-term securities and foreign currency                         (5,098,660)      (8,732,998)
Proceeds from sales of long-term securities and foreign currency                4,726,579        6,491,624
Purchases of short-term securities (net)                                           47,605          143,401
Net investment income                                                              32,280           67,329
Change in other receivables/payables (net)                                        265,952           (8,148)
                                                                             ------------     ------------
Net (decrease) from operating activities                                          (26,244)      (2,038,792)
                                                                             ============     ============

Net Increase (Decrease) in Cash and Foreign Currency                              (15,326)           7,594
                                                                             ============     ============

Cash and Foreign Currency
Beginning of period                                                                37,332            1,977
                                                                             ------------     ------------
End of period                                                                $     22,006     $      9,571
                                                                             ------------     ------------

134 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

PIMCO Notes to Financial Statements Class D

March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Funds financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible,

                                         3.31.02 | PIMCO Funds Annual Report 135

March 31, 2002

StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability, which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Funds exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the

136 PIMCO Funds Annual Report | 3.31.02
customary settlement period. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3.   Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; 0.40% for the Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Short-Term, Money Market, Real Return/1/ and Real Return II Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds/2/; 0.24% for the Municipal Bond Fund/3/; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the Retail Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Money Market, Municipal Bond, New York Municipal Bond and Short-Term Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.

/1/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.05%, to 0.20% per annum.

/2/ On October 1, 2001, the Funds' Administrative Fees were reduced by 0.02%, to 0.22% per annum.

/3/ On October 1, 2001, the Fund's Administrative Fee was reduced by 0.01%, to 0.24% per annum.

                                         3.31.02 | PIMCO Funds Annual Report 137

March 31, 2002

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC ("PFD"), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                  Effective Rate
                                             -----------------------
                                             Distribution  Servicing
                                                  Fee (%)    Fee (%)
--------------------------------------------------------------------
Class A
Money Market Fund                                      --       0.10
All other Funds                                        --       0.25

Class B
All Funds                                            0.75       0.25

Class C
Low Duration, Real Return,
StocksPLUS and Municipal Bond Funds                  0.50       0.25

Short-Term Fund                                      0.30       0.25
Money Market Fund                                      --       0.10

All other Funds                                      0.75       0.25

Class D
All Funds                                              --       0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2002 PFD received $29,689,836 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Real Return II, Real Return Asset, Convertible, European Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                Inst'l   Admn    Class   Class   Class   Class
                                Class    Class   A       B       C       D
                                ------   -----   -----   -----   -----   -----

California Intermediate
   Municipal Bond Fund            0.47%   0.72%   0.85%     --      --    0.85%
California Municipal
   Bond Fund                      0.47%     --    0.85%     --      --    0.85%
Convertible Fund                  0.65%   0.90%   1.05%   1.80%   1.80%   1.05%
New York Municipal
   Bond Fund                      0.47%     --    0.85%     --      --    0.85%
Short Duration Municipal
   Income Fund                    0.39%     --      --      --      --    0.80%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual

138 PIMCO Funds Annual Report | 3.31.02
retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2002, were as follows (amounts in thousands):

                                  U.S. Government/Agency                All Other
                              ---------------------------------------------------------
                                 Purchases          Sales       Purchases         Sales
---------------------------------------------------------------------------------------
California Intermediate
   Municipal Bond Fund        $      9,600   $        226     $    90,413   $    96,148
California Municipal
   Bond Fund                             0            113          27,175        27,413
Convertible Fund                         0              0         130,474       186,498
Emerging Markets
   Bond Fund                             0              0         745,908       643,240
Foreign Bond Fund                4,187,557      3,992,394       1,041,996       902,415
GNMA Fund                          818,622        715,982          16,618         5,339
High Yield Fund                    748,251        734,163       4,001,226     2,181,090
Low Duration Fund               40,546,525     42,574,529       1,278,251     1,365,340
Municipal Bond Fund                121,117        157,545         288,414       117,983
New York Municipal
   Bond Fund                           113            113          10,997         9,733
Real Return Fund                 8,326,662      6,144,319         374,504       224,410
Short Duration
   Municipal Bond Fund                   0              0          32,548        17,266
Short-Term Fund                    917,613      1,048,957       1,066,466       474,380
StocksPLUS Fund                  4,596,763      5,136,511         223,396       326,037
Strategic Balanced Fund                  0              0          26,686        28,543
Total Return Fund              258,336,734    258,138,487      22,010,864    14,051,151
Total Return
   Mortgage Fund                   829,987        849,253         115,589        10,087

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                         CA Intermediate
                          Municipal Bond   Foreign Bond          GNMA     High Yield     Low Duration
                                    Fund           Fund          Fund           Fund             Fund
                         ----------------------------------------------------------------------------
                                                          Premium
-----------------------------------------------------------------------------------------------------
Balance at 03/31/2001       $          0   $        696    $        0     $        0      $     1,822
Sales                                248         20,436            34          1,149           67,855
Closing Buys                           0        (10,414)           (8)             0           (5,210)
Expirations                         (248)        (1,803)            0              0          (38,827)
Exercised                              0              0             0              0                0
-----------------------------------------------------------------------------------------------------
Balance at 03/31/2002       $          0   $      8,915    $       26     $    1,149      $    25,640
=====================================================================================================

                          Municipal Bond     Short-Term    StocksPLUS   Total Return     Total Return
                                    Fund           Fund          Fund           Fund    Mortgage Fund
                         ----------------------------------------------------------------------------
                                                          Premium
-----------------------------------------------------------------------------------------------------
Balance at 03/31/2001       $          0   $          0    $      756     $   35,755      $         0
Sales                                445          2,930        15,864        898,737               34
Closing Buys                           0              0        (3,576)      (140,121)              (8)
Expirations                         (445)        (1,717)      (10,158)      (436,524)               0
Exercised                              0              0             0        (41,722)               0
-----------------------------------------------------------------------------------------------------
Balance at 03/31/2002       $          0   $      1,213    $    2,886     $  316,125      $        26
=====================================================================================================

                                         3.31.02 | PIMCO Funds Annual Report 139

March 31, 2002

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                       California Intermediate
                                         Municipal Bond Fund                        California Municipal Bond Fund
                               ----------------------------------------       ------------------------------------------
                                  Year Ended             Year Ended              Year Ended       Period from 05/16/2000
                                  03/31/2002             03/31/2001              03/31/2002           to 03/31/2001
                               Shares      Amount     Shares    Amount        Shares    Amount       Shares      Amount
----------------------------   ----------------------------------------       ------------------------------------------
Receipts for shares sold
   Class D                        163     $  1,716        17   $    178            0   $      0           1     $     10
   Other Classes                7,644       79,904    15,424    156,058        1,458     15,267       2,185       21,945
Issued as reinvestment of
distributions
   Class D                          8           78         0          2            0          1           0            1
   Other Classes                  659        6,841       408      4,237          108      1,109          79          810
Cost of shares redeemed
   Class D                        (46)        (459)       (1)       (12)           0          0           0            0
   Other Classes               (8,824)     (93,778)   (5,687)   (58,411)      (1,620)   (16,708)     (1,042)     (10,700)

Net increase (decrease)
resulting from Fund share
  transactions                   (396)    $ (5,698)   10,161    102,052          (54)  $   (331)      1,223     $ 12,066
============================   ========================================       ==========================================

                                          Convertible Fund
                               ----------------------------------------
                                   Year Ended            Year Ended
                                   03/31/2002            03/31/2001
                               Shares      Amount     Shares    Amount
                               ----------------------------------------
Receipts for shares sold
   Class D                          0     $      0         0  $       0
   Other Classes                1,006       11,316     8,226    113,053
Issued as reinvestment of
distributions
   Class D                          0            0         0          1
   Other Classes                  154        1,622       644      8,646
Cost of shares redeemed
   Class D                          0            0         0          0
   Other Classes               (5,867)     (64,267)  (12,459)  (161,679)

Net increase (decrease)
resulting from Fund share
  transactions                 (4,707)    $(51,329)   (3,589) $ (39,979)
============================   ========================================

                                              Low Duration Fund                                Municipal Bond Fund
                               -----------------------------------------------      ----------------------------------------
                                   Year Ended                 Year Ended               Year Ended             Year Ended
                                   03/31/2002                 03/31/2001               03/31/2002             03/31/2001
                               Shares      Amount        Shares       Amount        Shares     Amount     Shares     Amount
----------------------------   -----------------------------------------------      ----------------------------------------
Receipts for shares sold
   Class D                      12,431   $   126,208       1,166   $    11,532        1,030   $ 10,396       444    $  4,243
   Other Classes               441,904     4,472,199     288,619     2,847,901       14,749    149,136     4,458      43,041
Issued as reinvestment of
distributions
   Class D                         221         2,238          94           930           16        165         3          33
   Other Classes                23,301       235,585      25,011       247,021          419      4,221       192       1,851
Cost of shares redeemed
   Class D                      (3,917)      (39,724)       (563)       (5,571)        (515)    (5,217)     (422)     (4,028)
   Other Classes              (330,271)   (3,339,435)   (262,275)   (2,586,732)      (4,932)   (49,852)   (2,229)    (21,456)

Net increase (decrease)
resulting from Fund share
  transactions                 143,669   $ 1,457,071      52,052   $   515,081       10,767   $108,849     2,446    $ 23,684
============================   ===============================================      ========================================

                                        New York Municipal Bond Fund
                               ----------------------------------------------
                                   Year Ended                Year Ended
                                   03/31/2002                03/31/2001
                               Shares      Amount        Shares      Amount
                               ----------------------------------------------
Receipts for shares sold
   Class D                         1     $     6             10    $      100
   Other Classes                 488       5,111             45           485
Issued as reinvestment of
distributions
   Class D                         1           7              0             1
   Other Classes                  38         398             17           172
Cost of shares redeemed
   Class D                        (7)        (58)             0             0
   Other Classes                (404)     (4,257)            (1)          (11)

Net increase (decrease)
resulting from Fund share
  transactions                   117     $ 1,207             71    $      747
============================   ==============================================

                                       Strategic Balanced Fund                                Total Return Fund
                               ----------------------------------------     ---------------------------------------------------
                                  Year Ended            Year Ended                 Year Ended                 Year Ended
                                  03/31/2002            03/31/2001                 03/31/2002                 03/31/2001
                               Shares     Amount     Shares     Amount        Shares        Amount       Shares       Amount
----------------------------   ----------------------------------------     ---------------------------------------------------
Receipts for shares sold
   Class D                        153    $  1,626        59    $    690         57,700   $    614,608      21,251   $   218,432
   Other Classes                1,207      12,675     1,093      12,850      2,128,222     22,562,269   1,579,234    16,128,077
Issued as reinvestment of
distributions
   Class D                          4          40         4          41          3,206         33,831         888         9,094
   Other Classes                  196       2,032       691       7,964        292,217      3,081,947     180,718     1,841,940
Cost of shares redeemed
   Class D                        (47)       (489)      (15)       (181)       (23,814)      (253,547)     (5,026)      (51,706)
   Other Classes               (2,795)    (29,336)   (6,821)    (86,065)    (1,388,455)   (14,721,474)   (902,707)   (9,194,347)

Net increase (decrease)
resulting from Fund share
  transactions                 (1,282)   $(13,452)   (4,989)   $(64,701)     1,069,076   $ 11,317,634     874,358   $ 8,951,490
============================   ========================================     ===================================================

                                      Total Return Mortgage Fund
                               ------------------------------------------
                                   Year Ended            Year Ended
                                   03/31/2002            03/31/2001
                               Shares      Amount     Shares     Amount
----------------------------   ------------------------------------------
Receipts for shares sold
   Class D                       3,500    $  36,912      108    $   1,122
   Other Classes                 4,251       44,565    2,331       23,394
Issued as reinvestment of
distributions
   Class D                          78          815        4           38
   Other Classes                   232        2,423      130        1,336
Cost of shares redeemed
   Class D                        (904)      (9,563)      (9)         (89)
   Other Classes                (1,792)     (19,074)    (575)      (5,907)
Net increase (decrease)
resulting from Fund share
   transactions                  5,365    $  56,078    1,989    $  19,894
============================   ==========================================

140 PIMCO Funds Annual Report | 3.31.02

          Emerging Markets Bond Fund                             Foreign Bond Fund
----------------------------------------------     ----------------------------------------------
         Year Ended             Year Ended             Year Ended               Year Ended
         03/31/2002             03/31/2001             03/31/2002               03/31/2001
     Shares     Amount      Shares     Amount       Shares     Amount       Shares      Amount
----------------------------------------------     ----------------------------------------------
      3,241   $  30,568          0    $      0       3,525   $    36,741      1,829   $    18,523
     22,752     210,434      4,706      39,107      29,943       312,007     24,700       249,638

         53         493          0           1         159         1,655        118         1,188
      1,416      12,923        769       6,408       2,721        28,298      3,864        38,972

       (483)     (4,570)         0           0      (1,144)      (11,934)      (364)       (3,687)
     (7,257)    (66,251)    (1,862)    (15,451)    (25,494)     (265,711)   (19,178)     (193,686)

     19,722   $ 183,597      3,613    $ 30,065       9,710   $   101,056     10,969   $   110,948
==============================================     ==============================================

                    GNMA Fund                                   High Yield Fund
----------------------------------------------     ----------------------------------------------
        Year Ended             Year Ended              Year Ended              Year Ended
        03/31/2002             03/31/2001              03/31/2002              03/31/2001
     Shares      Amount      Shares     Amount       Shares     Amount        Shares      Amount
-----------------------------------------------     ----------------------------------------------
        119   $    1,280          0    $      0      13,488   $   126,744      4,348   $    43,592
     11,761      126,373        909       9,077     277,062     2,610,735    149,244     1,495,450

          1            6          0           0         524         4,919        219         1,982
        185        1,986         53         530      18,588       175,344     18,676       186,848

        (28)        (293)         0           0      (4,102)      (38,575)    (3,552)      (35,803)
     (3,761)     (40,327)      (441)     (4,496)   (120,697)   (1,137,024)  (211,435)   (2,094,049)

      8,277   $   89,025        521    $  5,111     184,863   $ 1,742,143    (42,500)  $  (401,980)
===============================================     ==============================================

                                                                 Short Duration
               Real Return Fund                               Municipal Income Fund
-----------------------------------------------     ----------------------------------------------
         Year Ended             Year Ended              Year Ended               Year Ended
         03/31/2002             03/31/2001              03/31/2002               03/31/2001
     Shares     Amount      Shares     Amount        Shares     Amount       Shares      Amount
-----------------------------------------------     ----------------------------------------------
     51,363   $  537,359      4,568   $  46,212          45   $       460          0    $        0
    260,572    2,712,515     66,677     671,659       2,123        21,629      1,361        13,744

      1,009       10,428        243       2,445           0             1          0             0
      6,517       67,358      3,652      36,769          63           640         57           575

    (21,116)    (218,787)      (830)     (8,355)          0             0          0             0
    (60,212)    (624,530)   (15,088)   (151,955)       (489)       (4,993)    (1,149)      (11,638)

    238,133   $2,484,343     59,222   $ 596,775       1,742   $    17,737        269    $    2,681
===============================================     ==============================================

               Short-Term Fund                                    StocksPLUS Fund
-----------------------------------------------     ----------------------------------------------
         Year Ended             Year Ended              Year Ended               Year Ended
         03/31/2002             03/31/2001              03/31/2002               03/31/2001
     Shares     Amount      Shares     Amount        Shares     Amount       Shares      Amount
-----------------------------------------------     ----------------------------------------------
     10,999  $   110,393        564  $    5,633          85   $       859         73   $       918
    301,183    3,022,414     67,956     678,100      20,933       211,884     32,223       414,370

        115        1,155         32         319           5            51         21           263
      3,988       40,012      3,312      33,061       1,814        18,703      7,992        97,921

     (3,605)     (36,204)      (275)     (2,748)       (161)       (1,631)       (55)         (707)
   (132,761)  (1,332,039)   (77,930)   (777,538)    (24,285)     (246,385)   (46,334)     (593,381)

    179,919  $ 1,805,731     (6,341) $  (63,173)     (1,609)  $   (16,519)    (6,080)  $   (80,616)
===============================================     ==============================================

                                         3.31.02 | PIMCO Funds Annual Report 141

March 31, 2002

7. Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):

                                                                                                   Net Tax
                                                                                           Appreciation on
                                                                  Net Unrealized           Derivatives and                 Other
                               Undistributed    Undistributed     Tax Appreciation/         Foreign Currency          Book-to-Tax
                                    Ordinary        Long-Term     (Depreciation) on               enominated           Accounting
                                      Income    Capital Gains      Investments/(1)/   Assets/Liabilities/(2)/     Differences/(3)/
                          -------------------------------------------------------------------------------------------------------
California Intermediate
   Municipal Bond Fund            $       642   $         427     $         1,949           $            --        $      (6)
California Municipal Bond Fund             25              --                 157                        --              (18)
Convertible Fund                          968              --              (1,305)                      (88)              (8)
Emerging Markets Bond Fund              6,365              --               9,277                       127               --
Foreign Bond Fund                      51,322              --             (44,129)                   (8,742)              --
GNMA Fund                                  59              73                (115)                       34               --
High Yield Fund                         1,640              --            (236,133)                   (2,208)              --
Low Duration Fund                      28,828              --             (33,043)                  (18,645)              --
Municipal Bond Fund                       553             528               1,009                        --               --
New York Municipal Bond Fund               --              --                 119                        --               (7)
Real Return Fund                        3,348           2,760             (11,116)                   (3,701)              --
Short Duration Municipal
Income Fund                                --              --                 210                         2               (9)
Short-Term Fund                            --              --              (2,627)                   (3,126)              --
StocksPLUS Fund                        11,663              --              (2,168)                   (1,681)              --
Strategic Balanced Fund                 1,193              --             (10,078)                       --               --
Total Return Fund                     235,699           4,016            (214,544)                  (68,421)              --
Total Return Mortgage Fund                168              32                  27                        61               --

                                               Net
                                      Capital Loss      Post-October
                                   Carryovers/(4)/         Losses/(5)/
                                   -----------------------------------
California Intermediate
   Municipal Bond Fund             $         --         $       --
California Municipal Bond Fund               --               (181)
Convertible Fund                        (21,259)            (1,854)
Emerging Markets Bond Fund                   --                (44)
Foreign Bond Fund                            --                 --
GNMA Fund                                    --                 --
High Yield Fund                        (381,856)           (76,920)
Low Duration Fund                            --             (4,689)
Municipal Bond Fund                          --                 --
New York Municipal Bond Fund                 --                 (2)
Real Return Fund                             --                 --
Short Duration Municipal
Income Fund                                  --                 (2)
Short-Term Fund                              --             (3,276)
StocksPLUS Fund                        (318,437)                --
Strategic Balanced Fund                  (1,324)            (2,134)
Total Return Fund                            --            (21,105)
Total Return Mortgage Fund                   --                 --

/(1)/ Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.

/(2)/ Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.

/(3)/ Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

/(4)/ Capital loss carryovers expire in varying amounts through March 31, 2010.

/(5)/ Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

For the fiscal year ended March 31, 2002, the Funds made the following tax basis distributions (amounts in thousands):

                                                                       Long-Term
                                              Ordinary Income      Capital Gains
                                            Distributions/(6)/    Distributions
                                            ------------------------------------


California Intermediate Municipal Bond Fund   $         6,612    $         676
California Municipal Bond Fund                            908              244
Convertible Fund                                        2,133                -
Emerging Markets Bond Fund                             14,425              124
Foreign Bond Fund                                      34,127                -
GNMA Fund                                               2,279                5
High Yield Fund                                       253,485                -
Low Duration Fund                                     277,356                -
Municipal Bond Fund                                     5,507              595
New York Municipal Bond Fund                              361               90
Real Return Fund                                       78,550           13,975
Short Duration Municipal Income Fund                      644                2
Short-Term Fund                                        51,368              912
StocksPLUS Fund                                        21,190                -
Strategic Balanced Fund                                 2,253                -
Total Return Fund                                   3,363,115          376,122
Total Return Mortgage Fund                              3,531              166

/(6)/ Includes short-term capital gains


142 PIMCO Funds Annual Report | 3.31.02

PIMCO Report of Independent Accountants Class D


To the Trustees and Class D Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, GNMA Fund, High Yield Fund, Low Duration Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, Short Duration Municipal Income Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund, Total Return Fund, and Total Return Mortgage Fund (hereafter referred to as the "Funds") at March 31, 2002, the results of each of their operations, the changes in each of their net assets and cash flows for the Foreign Bond Fund and Real Return Fund and the financial highlights for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2002

                                         3.31.02 | PIMCO Funds Annual Report 143

PIMCO Federal Income Tax Information Class D (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2002) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2002 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund                  46.87%
Foreign Bond Fund                  0.61%
High Yield Fund                    3.10%
Low Duration Fund                  1.19%
Real Return Fund                   0.01%
StocksPLUS Fund                    2.47%
Strategic Balanced Fund          100.00%
Total Return Fund                  0.34%


For the benefit of shareholders of the Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, this is to inform you that 100.00%, 100.00%, 100.00%, 100.00% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2003, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2002.

144 PIMCO Funds Annual Report | 3.31.02

PIMCO Management of the Trust Information Class D

The chart below identifies the Trustees and Officers of the Trust. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

                                                                                   Number of
                             Term of                                               Portfolios in
Name, Address,               Office and                                            Fund Complex
Age and Position             Length of      Principal Occupation(s)                Overseen by      Other Directorships
Held with Trust              Time Served/1/ During Past 5 Years                    Trustee          Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

Brent R. Harris * (42)       02/1992 to     Managing Director and Executive        66               None
Chairman of the Board and    Present        Committee Member, PIMCO; Director
Trustee                                     and Vice President, StocksPLUS
                                            Management, Inc.; Director and
                                            Chairman, PIMCO Commercial Mortgage
                                            Securities Trust, Inc,; Trustee and
                                            Chairman, PIMCO Variable Insurance
                                            Trust; and Director, Chairman and
                                            President, PIMCO Strategic Global
                                            Government Fund, Inc. Board of
                                            Governors and Executive Committee,
                                            Investment Company Institute.

R. Wesley Burns * (42)       07/1987 to     Managing Director, PIMCO; Director     65               None
President and Trustee        Present        and President, PIMCO Commercial
                                            Mortgage Securities Trust, Inc.;
                                            Trustee and President, PIMCO
                                            Variable Insurance Trust; Director,
                                            PIMCO Funds: Global Investors Series
                                            plc and PIMCO Global Advisors
                                            (Ireland) Limited; and Senior Vice
                                            President, PIMCO Strategic Global
                                            Government Fund, Inc. Formerly,
                                            Executive Vice President, PIMCO; and
                                            Executive Vice President, PIMCO
                                            Funds: Multi-Manager Series.

Non-Interested Trustees

Guilford C. Babcock (71)     04/1987 to     Private Investor; Professor of         65               Director, Growth Fund of
Trustee                      Present        Finance Emeritus, University of                         America and Fundamental
                                            Southern California; Director, PIMCO                    Investors Fund of the Capital
                                            Commercial Mortgage Securities                          Group; and Director, Good Hope
                                            Trust, Inc.; and Trustee, PIMCO                         Medical Foundation.
                                            Variable Insurance Trust. Formerly,
                                            Associate Professor of Finance,
                                            University of Southern California.

E. Philip Cannon (61)        12/1999 to     Proprietor, Cannon & Company, an       99               None
Trustee                      Present        affiliate of Inverness Management
                                            LLC, (a private equity investment
                                            firm); Director, PIMCO Commercial
                                            Mortgage Securities Trust, Inc.; and
                                            Trustee, PIMCO Variable Insurance
                                            Trust and PIMCO Funds: Multi-Manager
                                            Series. Formerly, Headmaster, St.
                                            John's School Houston, Texas; and
                                            Trustee, PIMCO Advisors Funds and
                                            Cash Accumulation Trust.

Vern O. Curtis (67)          02/1995 to     Private Investor. Director, PIMCO      65               Director, Public Storage
Trustee                      Present        Commercial Mortgage Securities                          Business Parks, Inc.,
                                            Trust, Inc.; and Trustee, PIMCO                         (Real Estate Investment Trust);
                                            Variable Insurance Trust.                               and Director, Fresh Choice,
                                                                                                    Inc. (restaurant company).

J. Michael Hagan (62)        12/1999 to     Private Investor and Business          65               Director, Freedom
Trustee                      Present        Consultant; Director, PIMCO                             Communications; Director,
                                            Commercial Mortgage Securities                          Saint Gobain Corporation
                                            Trust, Inc.; Trustee, PIMCO Variable                    (manufacturing); Director,
                                            Insurance Trust Member of the Board                     Ameron International
                                            of Regents, Santa Clara University;                     (manufacturing); Director,
                                            and Member of the Board, Taller                         Remedy Temp (temporary
                                            San Jose. Formerly, Chairman and                        employment company); and
                                             CEO, Furon Company (manufacturing).                    Trustee, South Coast Repertory
                                                                                                    (theatre).

Thomas P. Kemp (71)          04/1987 to     Private Investor; Director, PIMCO      65               None
Trustee                      Present        Commercial Mortgage Securities
                                            Trust, Inc.; and Trustee, PIMCO
                                            Variable Insurance Trust. Formerly,
                                            Co-Chairman, U.S. Committee to
                                            Assist Russian Reform.

William J. Popejoy (64)      08/1995 to     Managing Member, Pacific Capital       65               None
Trustee                      Present        Investors; Director, PIMCO
                                            Commercial Mortgage Securities
                                            Trust, Inc.; Trustee, PIMCO Variable
                                            Insurance Trust. Formerly, Chairman,
                                            PacPro (vinyl assembly products);
                                            and Director, California State
                                            Lottery.

/1/Trustees serve until their successors are duly elected and qualified.

*Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.


                                        3.31.02 | PIMCO Funds Annual Report 145

Officers of the Trust

Name, Age and                   Term of Office and
Position Held with Trust        Length of Time Served/1/      Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Shannon M. Bass (39)            02/2002 to Present            Executive Vice President, PIMCO. Formerly, Senior Vice President,
Senior Vice President                                         PIMCO; and Managing Director, Lehman Brothers.

Michael G. Dow (38)             08/1995 to Present            Senior Vice President, PIMCO.
Senior Vice President

William H. Gross (58)           04/1987 to Present            Managing Director and Executive Committee Member, PIMCO; Director
Senior Vice President                                         and Vice President, StocksPLUS Management, Inc.; and Senior Vice
                                                              President, PIMCO Variable Insurance Trust.

Margaret Isberg (45)            02/1996 to Present            Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.
Senior Vice President

John S. Loftus (42)             02/2001 to Present            Managing Director, PIMCO; Vice President and Secretary, StocksPLUS
Senior Vice President                                         Management, Inc.

Jeffrey M. Sargent (39)         02/1993 to Present            Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities
Senior Vice President                                         Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic
                                                              Global Government Fund, Inc.; and Vice President, PIMCO Funds: Multi-
                                                              Manager Series. Formerly, Vice President, PIMCO.

Leland T. Scholey (49)          02/1996 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Senior Vice President

Raymond C. Hayes (57)           02/1995 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

Jim Johnstone (37)              02/2002 to Present            Vice President, PIMCO. Formerly, Vice President, Fidelity
Vice President                                                Investments.

Thomas J. Kelleher, III (51)    02/1998 to Present            Vice President, PIMCO.
Vice President

Henrik P. Larsen (32)           02/1999 to Present            Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust,
Vice President                                                Inc., PIMCO Variable Insurance Trust, PIMCO Strategic Global
                                                              Government Fund, Inc. and PIMCO Funds: Multi-Manager Series. Formerly,
                                                              Manager, PIMCO.

Andre J. Mallegol, III (35)     02/1998 to Present            Vice President, PIMCO. Formerly, associated with Fidelity Investments
Vice President                                                Institutional Services Company.

James F. Muzzy (62)             04/1987 to Present            Managing Director, PIMCO; Director and Vice President, StocksPLUS
Vice President                                                Management, Inc.; Senior Vice President, PIMCO Variable Insurance
                                                              Trust; and Director, PIMCO Funds: Global Investors Series plc and
                                                              PIMCO Global Advisors (Ireland) Limited.

Douglas J. Ongaro (41)          08/1995 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Vice President

David J. Pittman (54)           02/1998 to Present            Vice President, PIMCO. Formerly, a senior executive with Bank of
Vice President                                                America, the Northern Trust Co. and NationsBank.

Mark A. Romano (43)             02/1998 to Present            Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; and
Vice President                                                associated with Wells Fargo's institutional money management group and
                                                              First Interstate's Pacifica family of mutual funds.

Scott M. Spalding (32)          02/2002 to Present            Vice President, PIMCO. Formerly, associated with PacificCare
Vice President                                                Healthcare Systems.

William S. Thompson, Jr. (56)   11/1993 to Present            Chief Executive Officer, Managing Director and Executive Committee
Vice President                                                Member, PIMCO; Director and President, StocksPLUS Management, Inc.;
                                                              Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; and
                                                              Senior Vice President, PIMCO Variable Insurance Trust.

Michael J. Willemsen (42)       02/2002 to Present            Vice President, PIMCO, PIMCO Variable Insurance Trust, PIMCO
                                                              Commercial Mortgage Securities Trust, Inc. and PIMCO Strategic Global
                                                              Government Fund, Inc. Formerly, Assistant Secretary, PIMCO Variable
                                                              Insurance Trust and PIMCO Commercial Mortgage Securities Trust, Inc.

John P. Hardaway (44)           08/1990 to Present            Senior Vice President, PIMCO; Treasurer, PIMCO Commercial Mortgage
Treasurer                                                     Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO
                                                              Strategic Global Government Fund, Inc. and PIMCO Funds: Multi-Manager
                                                              Series. Formerly, Vice President, PIMCO.

Garlin G. Flynn (56)            08/1995 to Present            Specialist, PIMCO; Secretary, PIMCO Commercial Mortgage Securities
Secretary                                                     Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global
                                                              Government Fund, Inc.; and Assistant Secretary, PIMCO Funds: Multi-
                                                              Manager Series. Formerly, Senior Fund Administrator, PIMCO.

Erik C. Brown (34)              02/2001 to Present            Vice President, PIMCO; Assistant Treasurer, PIMCO Commercial Mortgage
Assistant Treasurer                                           Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO
                                                              Strategic Global Government Fund, Inc. and PIMCO Funds: Multi-Manager
                                                              Series. Formerly, tax consultant with Deloitte & Touche LLP and
                                                              PricewaterhouseCoopers LLP.

146 PIMCO Funds Annual Report | 3.31.02

                     (This Page Intentionally Left Blank)

PIMCO Funds: Pacific Investment Management Series

------------------------------------------------------------------------------------------------------------------------------------
Manager                 Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660
------------------------------------------------------------------------------------------------------------------------------------
Distributor             PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902
------------------------------------------------------------------------------------------------------------------------------------
Custodian               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
------------------------------------------------------------------------------------------------------------------------------------
Shareholder             PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688
Servicing Agent and
Transfer Agent
------------------------------------------------------------------------------------------------------------------------------------
Independent             PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Accountant
------------------------------------------------------------------------------------------------------------------------------------
Legal Counsel           Dechert, 1775 Eye Street, Washington, DC 20006
------------------------------------------------------------------------------------------------------------------------------------
For Account             For PIMCO Funds account information contact your financial advisor, or if you receive account statements
Information             directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday-
                        Friday 8:30 am to 8:00 pm Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Funds offers access to the specialized investment firms of Allianz AG, one of the world's largest providers of financial services.

Stock Funds                               Bond Funds
--------------------------------------    --------------------------------------

Growth                                    Short Duration
RCM Large-Cap Growth Fund                 Short-Term Fund
RCM Tax-Managed Growth Fund               Low Duration Fund
Growth Fund
Select Growth Fund                        Intermediate Duration
RCM Mid-Cap Fund                          Total Return Fund
Target Fund
Opportunity Fund                          International
                                          Foreign Bond Fund
Blend                                     Emerging Markets Bond Fund
Growth & Income Fund
Capital Appreciation Fund                 High Yield
Mid-Cap Fund                              High Yield Fund

Value                                     Mortgage-Backed
Equity Income Fund                        GNMA Fund
Value Fund                                Total Return Mortgage Fund
Renaissance Fund
Small-Cap Value Fund                      Inflation-Indexed
                                          Real Return Fund
Enhanced Index
Tax-Efficient Equity Fund                 Convertible
StocksPLUS Fund                           Convertible Fund

Global                                    Tax-Exempt
RCM Global Equity Fund                    Short Duration Municipal Income Fund
RCM Global Small-Cap Fund                 Municipal Bond Fund
                                          CA Interm. Municipal Bond Fund
International                             CA Municipal Bond Fund
RCM International Growth Equity Fund      NY Municipal Bond Fund
RCM Europe Fund
RCM Emerging Markets Fund

Sector-Related
RCM Global Healthcare Fund
Innovation Fund
RCM Global Technology Fund
Global Innovation Fund
RCM Biotechnology Fund

Stock and Bond Funds
--------------------------------------
Strategic Balanced Fund



(C) 2002 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMS Series PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds cannot be held responsible for any loss incurred by applying any information in this publication.

                             Did you know...
                             The PIMCO Bond Team:

                                   [PICTURE]


..    Employs 140 investment professionals
..    Combines 1,581 years of investment experience
..    Has 46 Chartered Financial Analysts (CFAs)
..    Has 14 Ph.D.s dedicated to calibrating risk
..    Manages over $240 billion in fixed-income assets
..    Owns more than 50,000 individual securities
..    Performs more than 3 trillion portfolio calculations per week

You can access this impressive expertise through PIMCO's bond fund lineup, which represents a broad range of fixed-income strategies and sectors.

                                                               --------------
                                                                  PRSRT STD
PIMCO                                                           U.S. POSTAGE
FUNDS                                                               PAID
                                                               N. READING MA.
                                                               PERMIT NO. 105
                                                               --------------

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

PIMCO
FUNDS

PRIVATE ACCOUNT PORTFOLIO SERIES

ANNUAL REPORT
March 31, 2002

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Contents
Chairman's Message ........................................................    1
Financial Highlights ......................................................   12
Statements of Assets and Liabilities ......................................   14
Statements of Operations ..................................................   16
Statements of Changes in Net Assets .......................................   18
Statements of Cash Flows ..................................................   21
Notes to Financial Statements .............................................   67
Report of Independent Accountant ..........................................   72

                                                     Fund            Schedule of
                                                     Summary         Investments
Short-Term Portfolio .................................  2                 22
U.S. Government Sector Portfolio .....................  3                 24
Investment Grade Corporate Portfolio .................  4                 27
High Yield Portfolio .................................  5                 34
Mortgage Portfolio ...................................  6                 39
Asset-Backed Securities Portfolio ....................  7                 49
Real Return Portfolio ................................  8                 52
International Portfolio ..............................  9                 54
Emerging Markets Portfolio ........................... 10                 61
Municipal Sector Portfolio ........................... 11                 64

Chairman's Letter


Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. During the Series' fiscal year, assets grew by $4.1 billion to finish the 12-month period ended March 31, 2002 at $14.4 billion.

The Federal Reserve eased 11 times during 2001, bringing the fed funds target rate to 1.75%, its lowest level in 40 years. These actions were undertaken in an effort to revive the slowing U.S. economy and calm the markets after the events of September 11. The Fed's actions sparked a rally on the short end of the yield curve over the course of the fiscal year, with the 3-month Treasury yield falling 2.50% to close at 1.78%.

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher towards the end of the fiscal year. Positive economic reports suggested that a cyclical turning point was at hand. Industrial production rose in February for the second straight month. This increase signaled that battered manufacturers were gearing up to meet demand after businesses slashed inventories at a record pace during the latter part of 2001. Consumer confidence rose in March in the largest monthly gain since the last recession ended in 1991. Housing starts climbed to their highest level in three years while growth in durable goods orders beat expectations. Government spending, particularly higher outlays on defense, homeland security and Medicare/ Medicaid, provided stimulus.

Despite clear indications of a rebound, reduced capital spending continued to exert a drag on the economy. This ongoing corporate retrenchment, which also featured a reduction in equity buybacks, was designed to enhance free cash flow and rehabilitate credit quality that had been eroded by the borrowing and investment binge of the late 1990s. Credit rehab included restructuring of corporate balance sheets that in the eyes of investors and rating agencies had become too reliant on short-term financing such as commercial paper. New corporate bond issuance surged during the first calendar quarter as companies refinanced much of their commercial paper with longer-term bonds.

On the following pages you will find specific details as to each Portfolio's composition and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our ever expanding Web site at www.pimco.com.


Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

April 30, 2002

                                                       3.31.02 | Annual Report 1

PIMCO Short-Term Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments and short duration fixed income securities.

DURATION:
0.8 years

FUND INCEPTION DATE:
4/20/2000

TOTAL NET ASSETS: $114.9 million

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2002

                                              1 Year      Since Inception*

Short-Term Portfolio                          5.51%             6.75%

Salomon 3-Month Treasury Bill Index           3.11%              ---

* Annualized

SECTOR BREAKDOWN*

Corporate Bonds & Notes                61.6%
Mortgage Backed Securities             29.0%
Other                                   9.4%

QUALITY BREAKDOWN*

AAA                                    39.5%
AA                                      2.0%
A                                      27.4%
BBB                                    29.7%
BB                                      1.4%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                                        Salomon
                              Short-Term            3-Month Treasury
        Month                  Portfolio               Bill Index
        =====                  =========               ==========
      04/30/2000               5,000,000                5,000,000
      05/31/2000               5,025,000                5,024,500
      06/30/2000               5,065,135                5,048,115
      07/31/2000               5,100,450                5,072,346
      08/31/2000               5,140,809                5,097,453
      09/30/2000               5,186,575                5,122,941
      10/31/2000               5,212,251                5,149,785
      11/30/2000               5,248,198                5,176,049
      12/31/2000               5,285,949                5,203,482
      01/31/2001               5,301,760                5,230,541
      02/28/2001               5,343,921                5,253,032
      03/31/2001               5,380,874                5,276,144
      04/30/2001               5,402,038                5,296,405
      05/31/2001               5,428,493                5,316,002
      06/30/2001               5,436,106                5,333,067
      07/31/2001               5,490,631                5,349,599
      08/31/2001               5,528,798                5,365,861
      09/30/2001               5,560,614                5,381,423
      10/31/2001               5,599,345                5,395,415
      11/30/2001               5,610,411                5,406,906
      12/31/2001               5,631,907                5,416,369
      01/31/2002               5,649,343                5,424,818
      02/28/2002               5,666,779                5,432,087
      03/31/2002               5,677,590                5,440,072

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/20/2000, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Portfolio's share price will fluctuate in response to market conditions.

PORTFOLIO INSIGHTS

.. The Short-Term Portfolio returned 5.51% for the annual period ended March 31, 2002, outperforming the Salomon 3-Month Treasury Bill Index return of 3.11%.

..    An above-Index duration boosted returns as short-term interest rates fell significantly.

..    Mortgage-backed holdings provided an attractive source of yield. Positive price performance in the first quarter of 2002 offset negative price performance relating to increased prepayments and heightened interest rate volatility in 2001.

..    The Portfolio's investment-grade corporate holdings slightly enhanced performance as Fed easing boosted demand for credit. This was slightly offset by concerns surrounding corporate profitability and disclosure practices in early 2002.

..    Limited holdings of U.S. dollar-denominated emerging markets bonds were positive due to the higher yields provided by these issues and as problem credits were avoided.

..    Real return bonds added to relative returns, outperforming like-duration
     Treasuries as real yields fell.

2 Annual Report | 3.31.02

PIMCO U.S. Government Sector Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily U.S. Government securities.

DURATION:
10.7 years

FUND INCEPTION DATE:
1/31/2000

TOTAL NET ASSETS: $545.3 million

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                               1 Year     Since Inception*

U.S. Government Sector Portfolio               2.30%           11.49%

Salomon 3-Month Treasury Bill Index            3.11%             ---

Lehman Brothers Long-Term Government Index     1.21%             ---

* Annualized

SECTOR BREAKDOWN*

U.S Governmental Agencies             32.9%
U.S. Treasury Obligations             27.9%
Mortgage-Backed Securities            19.2%
Corporate Bonds & Notes                8.6%
Other                                 11.7%

QUALITY BREAKDOWN*

AAA              95.7%
AA                1.2%
A                 2.6%
BBB               0.5%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                                      Salomon             Lehman Brothers
                            U.S. Govt.            3-Month Treasury            Long-Term
   Month                 Sector Portfolio            Bill Index              Govt. Index
   =====                 ================            ==========              ===========
 01/31/2000                 5,000,000                 5,000,000               5,000,000
 02/29/2000                 5,135,000                 5,021,499               5,146,501
 03/31/2000                 5,330,522                 5,045,100               5,313,765
 04/30/2000                 5,295,386                 5,068,812               5,269,127
 05/31/2000                 5,290,367                 5,093,649               5,246,995
 06/30/2000                 5,466,324                 5,117,588               5,365,576
 07/31/2000                 5,537,250                 5,142,153               5,456,790
 08/31/2000                 5,668,968                 5,167,606               5,583,386
 09/30/2000                 5,638,655                 5,193,444               5,523,085
 10/31/2000                 5,741,644                 5,220,658               5,610,905
 11/30/2000                 5,896,128                 5,247,283               5,787,085
 12/31/2000                 6,050,053                 5,275,094               5,933,501
 01/31/2001                 6,098,844                 5,302,525               5,948,927
 02/28/2001                 6,207,268                 5,325,326               6,046,489
 03/31/2001                 6,185,103                 5,348,756               6,015,654
 04/30/2001                 5,999,822                 5,369,296               5,855,634
 05/31/2001                 6,032,519                 5,389,162               5,863,248
 06/30/2001                 6,064,012                 5,406,462               5,910,738
 07/31/2001                 6,329,832                 5,423,222               6,130,619
 08/31/2001                 6,479,355                 5,439,708               6,260,589
 09/30/2001                 6,559,965                 5,455,484               6,308,796
 10/31/2001                 6,874,215                 5,469,669               6,629,283
 11/30/2001                 6,509,461                 5,481,318               6,310,630
 12/31/2001                 6,371,290                 5,490,910               6,191,359
 01/31/2002                 6,517,683                 5,499,477               6,268,133
 02/28/2002                 6,594,062                 5,506,845               6,342,096
 03/31/2002                 6,327,341                 5,514,940               6,088,410

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Long-Term Government Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

..    The U.S. Government Sector Portfolio outperformed the Lehman Brothers
     Long-Term Government Index for the year ended March 31, 2002, returning 2.30% versus 1.21% for the Index.

..    Above Index duration and a tactical emphasis on shorter maturities benefited the Portfolio as rates generally decreased and PIMCO took advantage of a market that was overly aggressive in its anticipation of an economic recovery.

..    Written options allowed PIMCO to augment returns by collecting premiums during the year.

..    Exposure to real return bonds added to relative returns, outperforming like-duration Treasuries as real yields fell, especially during the first quarter of 2002.

..    Municipal bonds aided returns, outpacing Treasuries as high tax-adjusted yields attracted strong retail demand.

                                                       3.31.02 | Annual Report 3

PIMCO Investment Grade Corporate Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily corporate fixed income securities.

DURATION:
6.8 years

FUND INCEPTION DATE:
1/26/2000

TOTAL NET ASSETS: $4.9 billion

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                  1 Year    Since Inception*

Investment Grade Corporate Portfolio              5.74%          8.93%

Salomon 3-Month Treasury Bill Index               3.11%           ---

50% Lehman Brothers Intermediate Credit Index     4.53%           ---
and 50% Lehman Brothers Long Credit Index Blend

* Annualized

SECTOR BREAKDOWN*

Corporate Bonds & Notes                     89.1%
U.S. Treasury Obligations                    6.4%
Other                                        5.5%

QUALITY BREAKDOWN*

AAA                                         8.5%
AA                                         12.6%
A                                          31.0%
BBB                                        46.5%
BB                                          1.4%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                                            50% Lehman Brothers
                                                            Inter. Credit Index
                 Investment Grade           Salomon           and 50% Lehman
                    Corporate          3-Month Treasury        Brothers Long
    Month           Portfolio             Bill Index        Credit Index Blend
    =====           =========             ==========        ==================
 01/31/2000         5,000,000             5,000,000              5,000,000
 02/29/2000         5,060,120             5,021,499              5,040,870
 03/31/2000         5,115,509             5,045,100              5,083,625
 04/30/2000         5,080,160             5,068,812              5,054,370
 05/31/2000         5,090,260             5,093,649              5,052,015
 06/30/2000         5,186,549             5,117,588              5,157,095
 07/31/2000         5,227,630             5,142,153              5,204,540
 08/31/2000         5,294,388             5,167,606              5,271,160
 09/30/2000         5,341,134             5,193,444              5,322,290
 10/31/2000         5,351,556             5,220,658              5,327,080
 11/30/2000         5,424,508             5,247,283              5,390,470
 12/31/2000         5,504,589             5,275,094              5,496,125
 01/31/2001         5,606,525             5,302,525              5,612,640
 02/28/2001         5,665,541             5,325,326              5,667,645
 03/31/2001         5,708,401             5,348,756              5,714,120
 04/30/2001         5,703,006             5,369,296              5,703,265
 05/31/2001         5,751,565             5,389,162              5,746,610
 06/30/2001         5,773,561             5,406,462              5,771,895
 07/31/2001         5,932,115             5,423,222              5,906,955
 08/31/2001         6,019,593             5,439,708              5,974,295
 09/30/2001         6,093,290             5,455,484              6,011,335
 10/31/2001         6,181,759             5,469,669              6,118,340
 11/30/2001         6,093,290             5,481,318              6,040,025
 12/31/2001         6,082,761             5,490,910              5,995,330
 01/31/2002         6,116,648             5,499,477              6,060,075
 02/28/2002         6,122,296             5,506,845              6,105,830
 03/31/2002         6,036,071             5,514,940              5,972,725

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/26/2000, compared to the Salomon 3-Month Treasury Bill Index and a 50/50 blend of the Lehman Brothers Intermediate Credit Index and Lehman Brothers Long Credit Index. The blended performance reflects the performance of the Lehman Brothers Intermediate Credit Index from 2/01/2000 through 11/11/2001, after which time the performance reflects a 50/50 blend of the Lehman Brothers Intermediate Credit Index and Lehman Brothers Long Credit Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

.. The Investment Grade Corporate Portfolio returned 5.74% for the annual period ended March 31, 2002, compared to 4.53% for the spliced Bogey, a 50/50 blend of the Lehman Brothers Intermediate Credit Index and the Lehman Brothers Long Credit Index.

.. An emphasis on higher rated issues for most of the period added to returns, as the upper tier of the market outperformed the lower tier amidst concerns about the economy and business accounting practices.

.. Above Index duration early in the period was a slight positive for performance given the decline in interest rates associated with Fed easing.

.. Limited exposure to Treasury and agency securities detracted from performance as credit sectors outperformed.

.. An overweight in the telecom sector was a negative due to overcapacity and deteriorating credit quality.

.. An overweight to transportation was a slight negative, as these issues lagged the broader market due to higher energy prices and a reduction in business post-September 11.

4 Annual Report | 3.31.02

PIMCO High Yield Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily higher yielding fixed income securities.

DURATION:
4.5 years

FUND INCEPTION DATE:
12/08/2000

TOTAL NET ASSETS:
$397.5 million

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002
                                                  1 Year       Since Inception*
High Yield Portfolio                              -4.16%                 -1.65%
Salomon 3-Month Treasury Bill Index                3.11%                   ---
Lehman Brothers BB U.S. High Yield Index           6.52%                   ---
Merrill Lynch U.S. High Yield BB-B Rated           1.55%                   ---
Index

* Annualized

SECTOR BREAKDOWN*
     Corporate Bonds & Notes   84.2%
     Asset-Backed Securities    5.6%
     Other                     10.2%

QUALITY BREAKDOWN*
     AAA                        0.8%
     AA                         1.6%
     A                          3.3%
     BBB                       22.5%
     BB                        46.1%
     B                         25.7%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                  Salomon          Lehman Brothers         Merrill Lynch
                High Yield    3-Month Treasury    BB U.S. High Yield      U.S. High Yield
   Month         Portfolio       Bill Index             Index             BB-B Rated Index
   =====         =========       ==========             =====             ================
 12/31/2000      5,000,000       5,000,000            5,000,000              5,000,000
 01/31/2001      5,252,838       5,026,001            5,184,000              5,315,289
 02/28/2001      5,237,358       5,047,612            5,258,131              5,380,962
 03/31/2001      5,010,239       5,069,821            5,276,010              5,283,057
 04/30/2001      4,889,700       5,089,290            5,329,825              5,229,859
 05/31/2001      4,894,941       5,108,120            5,407,107              5,309,569
 06/30/2001      4,750,311       5,124,517            5,367,095              5,185,022
 07/31/2001      4,820,089       5,140,403            5,452,968              5,263,476
 08/31/2001      4,846,927       5,156,030            5,511,314              5,309,439
 09/30/2001      4,594,269       5,170,983            5,241,260              4,986,006
 10/31/2001      4,687,470       5,184,428            5,373,865              5,150,886
 11/30/2001      4,764,224       5,195,469            5,529,943              5,319,880
 12/31/2001      4,752,885       5,204,562            5,507,822              5,272,833
 01/31/2002      4,776,041       5,212,681            5,522,143              5,298,654
 02/28/2002      4,747,096       5,219,666            5,492,323              5,249,745
 03/31/2002      4,802,011       5,227,339            5,619,745              5,364,748

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/2001, the first full month following the Portfolio's inception date on 12/08/2000, compared to the Salomon 3-Month Treasury Bill Index, the Lehman Brothers BB U.S. High Yield Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, each an unmanaged market index. The portfolio changed its benchmark index because the Merrill Lynch U.S. High Yield BB-B Rated Index more closely reflects the universe of securities in which the Portfolio invests. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

.. The High Yield Portfolio returned -4.16% for the annual period ended March 31,
  2002 compared to 6.52% for the Lehman Brothers BB U.S. High Yield Index, and 1.55% for the Merrill Lynch U.S. High Yield BB-B Rated Index.

.. The Portfolio's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.

.. An overweight to telecoms was negative as this sector was plagued by overcapacity and deteriorating credit quality. A focus on large, higher quality issues helped offset negative telecom weighting decisions.

.. Despite a weakening US economy, an underweight to consumer cyclicals and building products detracted from relative performance, as consumer spending remained strong.

.. An emphasis on healthcare and environmental services - sectors that offer stable cash flows in a weakening economy - contributed to the Portfolio's performance.

                                                         3.31.02 Annual Report 5

PIMCO Mortgage Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily mortgage-related fixed income securities.

DURATION:
3.4 years

FUND INCEPTION DATE:
1/31/2000

TOTAL NET ASSETS:
$5.3 billion

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2002
                                                  1 Year       Since Inception*
Mortgage Portfolio                                 7.68%                 10.90%
Salomon 3-Month Treasury Bill Index                3.11%                   ---
Lehman Brothers Mortgage Index                     6.39%                   ---

* Annualized

SECTOR BREAKDOWN*
     Mortgage-Backed Securities   68.2%
     Asset-Backed Securities      22.5%
     Other                         9.3%

QUALITY BREAKDOWN*
     AAA                          90.0%
     AA                            3.9%
     A                             3.1%
     BBB                           2.8%
     Others                        0.2%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                             [GRAPH APPEARS HERE]

                                          Salomon          Lehman Brothers
                       Mortgage       3-Month Treasury        Mortgage
        Month          Portfolio          Bill Index            Index
        =====          =========          ==========            =====
     01/31/2000        5,000,000          5,000,000            5,000,000
     02/29/2000        5,085,000          5,021,499            5,057,965
     03/31/2000        5,160,295          5,045,100            5,113,285
     04/30/2000        5,155,266          5,068,812            5,116,793
     05/31/2000        5,150,236          5,093,649            5,119,150
     06/30/2000        5,251,091          5,117,588            5,228,582
     07/31/2000        5,286,605          5,142,153            5,262,165
     08/31/2000        5,357,635          5,167,606            5,341,925
     09/30/2000        5,403,807          5,193,444            5,397,302
     10/31/2000        5,439,832          5,220,658            5,436,060
     11/30/2000        5,537,616          5,247,283            5,517,832
     12/31/2000        5,658,808          5,275,094            5,606,677
     01/31/2001        5,723,113          5,302,525            5,693,970
     02/28/2001        5,771,341          5,325,326            5,726,575
     03/31/2001        5,808,778          5,348,756            5,759,813
     04/30/2001        5,803,394          5,369,296            5,767,784
     05/31/2001        5,857,229          5,389,162            5,806,064
     06/30/2001        5,880,595          5,406,462            5,818,481
     07/31/2001        6,016,973          5,423,222            5,921,774
     08/31/2001        6,082,434          5,439,708            5,974,011
     09/30/2001        6,174,761          5,455,484            6,063,506
     10/31/2001        6,263,130          5,469,669            6,147,315
     11/30/2001        6,213,422          5,481,318            6,090,525
     12/31/2001        6,218,386          5,490,910            6,067,587
     01/31/2002        6,270,495          5,499,477            6,123,762
     02/28/2002        6,339,974          5,506,845            6,193,458
     03/31/2002        6,254,812          5,514,940            6,127,845

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Mortgage Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

.. The Mortgage Portfolio returned 7.68% for the year ended March 31, 2002, outperforming the Lehman Brothers Mortgage Index, which returned 6.39% for the year.

.. Issue selection added to returns; holdings of GNMA premium bonds, especially the 7% coupon, added value as they outpaced the par and discount coupon counterparts.

.. Modest allocation to the 15-year sector was slightly negative as the sector did not meet anticipated investor demand.

.. The practice of buying mortgages forward and investing the purchase amount at relatively high short-term rates, added to returns.

.. Low mortgage rates resulted in mortgage refinancing record levels, peaking in November. Subsequently, mortgage rates reversed course, driving refinancing incentives lower.

.. The market is now primarily concerned with extension risk, rather than prepayment risk.

.. High volatility in the prior year restrained MBS performance. However, volatility declined to more moderate levels in the recent months, adding to performance.

6 Annual Report 3.31.02

PIMCO Asset-Backed Securities Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily asset-backed securities.

DURATION:
3.2 years

FUND INCEPTION DATE:
10/31/2000

TOTAL NET ASSETS:
$98.8 million

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2002
                                                   1 Year      Since Inception*
Asset-Backed Securities Portfolio                   9.17%                12.05%
Salomon 3-Month Treasury Bill Index                 3.11%                  ---
Lehman Brothers Asset-Backed Securities Index       6.81%                  ---

* Annualized

SECTOR BREAKDOWN*
     Asset-Backed Securities      5.6%
     Mortgage-Backed Securities  23.8%
     Short-Term Instruments       6.0%
     Other                        4.3%

QUALITY BREAKDOWN*
     AAA                         80.7%
     AA                           8.9%
     A                            3.5%
     BBB                          6.9%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                             Asset-Backed               Salomon             Lehman Brothers
                              Securities           3-Month Treasury          Asset-Backed
        Month                  Portfolio              Bill Index           Securities Index
        =====                  =========              ==========           ================
      10/31/2000               5,000,000               5,000,000               5,000,000
      11/30/2000               5,130,000               5,025,500               5,071,500
      12/31/2000               5,227,452               5,052,135               5,170,392
      01/31/2001               5,283,063               5,078,407               5,256,221
      02/28/2001               5,338,674               5,100,244               5,307,734
      03/31/2001               5,379,080               5,122,684               5,341,703
      04/30/2001               5,363,799               5,142,356               5,345,975
      05/31/2001               5,419,831               5,161,382               5,382,329
      06/30/2001               5,462,340               5,177,951               5,399,552
      07/31/2001               5,622,693               5,194,002               5,505,923
      08/31/2001               5,689,938               5,209,792               5,568,141
      09/30/2001               5,816,771               5,224,901               5,678,946
      10/31/2001               5,953,143               5,238,486               5,759,020
      11/30/2001               5,848,242               5,249,643               5,699,906
      12/31/2001               5,838,283               5,258,830               5,678,248
      01/31/2002               5,882,056               5,267,034               5,715,724
      02/28/2002               5,947,717               5,274,091               5,768,308
      03/31/2002               5,872,319               5,281,844               5,705,434

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/2000, the first full month following the Portfolio's inception date on 10/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Asset-Backed Securities Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

.. The Asset-Backed Securities Portfolio returned 9.17% for the year ended March
  31, 2002, outperforming the benchmark Lehman Brothers Asset-Backed Securities Index, which returned 6.81% for the year.

.. Among the sectors in the asset-backed securities market, the credit card sector was the weakest performer. The Portfolio's significant underweight versus the benchmark was a positive contributor to performance.

.. Additionally, slight overweight to the manufactured housing and home equity loan markets contributed positively for the year.

.. An overweight to short maturities via Eurodollar futures helped returns, adding value earlier in the first quarter 2002 before markets began discounting the potential for Fed tightening.

                                                         3.31.02 Annual Report 7

PIMCO Real Return Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION:
6.1 years

FUND INCEPTION DATE:
4/28/2000

TOTAL NET ASSETS:
$94.5 million

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2002
                                                   1 Year      Since Inception*
Real Return Portfolio                              5.20%            9.82%
Salomon 3-Month Treasury Bill Index                3.11%            ---
Lehman Brothers Global Real: U.S. TIPS Index       4.47%            ---

* Annualized

SECTOR BREAKDOWN*
     U.S. Treasury Obligations  67.1%
     Corporate Bonds & Notes    24.2%
     Other                       8.7%

QUALITY BREAKDOWN*
     AAA                        72.7%
     AA                          4.7%
     A                          17.0%
     BBB                         5.6%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                                      Salomon             Lehman Brothers
                             Real Return          3-Month Treasury          Global Real:
        Month                  Portfolio             Bill Index           U.S. TIPS Index
        =====                  =========             ==========           ===============
      04/30/2000              5,000,000               5,000,000               5,000,000
      05/31/2000              4,990,000               5,024,500               4,986,999
      06/30/2000              5,070,080               5,048,115               5,049,832
      07/31/2000              5,110,239               5,072,346               5,092,997
      08/31/2000              5,160,437               5,097,453               5,130,685
      09/30/2000              5,210,932               5,122,941               5,157,363
      10/31/2000              5,277,151               5,149,785               5,219,768
      11/30/2000              5,358,651               5,176,049               5,295,456
      12/31/2000              5,398,355               5,203,482               5,352,644
      01/31/2001              5,524,020               5,230,541               5,464,518
      02/28/2001              5,644,449               5,253,032               5,556,865
      03/31/2001              5,691,545               5,276,144               5,610,213
      04/30/2001              5,733,549               5,296,405               5,641,628
      05/31/2001              5,817,557               5,316,002               5,708,202
      06/30/2001              5,815,792               5,333,067               5,701,353
      07/31/2001              5,911,657               5,349,599               5,796,567
      08/31/2001              5,916,983               5,365,861               5,804,680
      09/30/2001              5,965,514               5,381,423               5,838,346
      10/31/2001              6,100,602               5,395,415               5,976,716
      11/30/2001              5,960,110               5,406,906               5,843,641
      12/31/2001              5,902,304               5,416,369               5,775,270
      01/31/2002              5,937,160               5,424,818               5,809,343
      02/28/2002              6,047,538               5,432,087               5,897,647
      03/31/2002              5,987,433               5,440,072               5,861,080

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/28/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Global Real: U.S. TIPS Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. For the year ended March 31, 2002, the Real Return Portfolio returned 5.20%, outperforming the 4.47% return of the Portfolio's benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

.. During the first quarter of 2002, the Portfolio's duration drifted toward the benchmark. At the end of the fiscal year, the Portfolio's and benchmark's effective duration was 6.07 years. o Overall for the fiscal year, the Portfolio's duration was longer than the benchmark, which on average helped relative performance.

.. The Portfolio purchased long-term TIPS during the October 2001 auction, which helped performance when the Treasury in late October announced that they would no longer issue 30-year bonds.

.. The Portfolio's yield was improved by using a combination of TIPS buy-forward agreements and low-duration, high quality conventional yield debt instruments. However, the Portfolio allowed much of its position in corporate exposure to roll off during the fiscal year.

.. In the first quarter of 2002 the Fund was overweight in longer term TIPS, which did not rally as much as the intermediate TIPS, hurting performance relative to the benchmark.

.. During the fiscal year the breakeven inflation rate for 10-year TIPS increased from 1.5% to about 2.1%.

.. Real yields at March 31, 2002 on 10-year TIPS were 3.31%, compared to 3.29% on
  March 31, 2001.

8 Annual Report 3.31.02

PIMCO International Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily non-U.S. fixed income securities.

DURATION:
6.4 years

FUND INCEPTION DATE:
12/13/1989

TOTAL NET ASSETS:
$1.8 billion

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                1 Year    3 Years*    5 Years*    10 Years*   Since Inception*
International Portfolio                         6.52%       5.47%       6.69%        7.93%        8.15%
Salomon 3-Month Treasury Bill Index             3.11%       4.70%       4.84%        4.63%         ---
J.P. Morgan Non-U.S. Index (Hedged)             2.82%       5.32%       7.91%        8.41%         ---

* Annualized

COUNTRY ALLOCATION*

   Germany                    52.5%
   Short-Term Investments     25.7%
   United States              12.9%
   Other                       8.9%

QUALITY BREAKDOWN*

   AAA                        97.2%
   AA                          0.3%
   A                           1.6%
   BBB                         0.9%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                            Salomon             J.P. Morgan
                  International        3-Month Treasury       Non-U.S. Index
    Month           Portfolio             Bill Index             (Hedged)
    =====           =========             ==========             ========
 12/31/1989          5,000,000            5,000,000             5,000,000
 01/31/1990          4,944,945            5,033,000             4,894,002
 02/28/1990          4,859,860            5,063,192             4,822,549
 03/31/1990          4,924,925            5,097,117             4,826,888
 04/30/1990          4,894,711            5,130,239             4,824,957
 05/31/1990          4,980,318            5,165,123             4,945,583
 06/30/1990          5,060,889            5,198,699             4,971,299
 07/31/1990          5,189,338            5,233,007             4,995,162
 08/31/1990          5,101,993            5,267,019             4,923,731
 09/30/1990          5,096,855            5,299,147             4,900,097
 10/31/1990          5,191,047            5,332,008             5,035,831
 11/30/1990          5,295,705            5,363,473             5,113,886
 12/31/1990          5,353,791            5,398,336             5,164,511
 01/31/1991          5,461,621            5,429,107             5,262,640
 02/28/1991          5,537,103            5,455,710             5,343,157
 03/31/1991          5,493,971            5,484,079             5,351,704
 04/30/1991          5,571,350            5,510,402             5,390,773
 05/31/1991          5,598,986            5,536,853             5,432,283
 06/30/1991          5,576,878            5,562,322             5,392,084
 07/31/1991          5,627,372            5,589,022             5,422,820
 08/31/1991          5,756,415            5,615,290             5,504,703
 09/30/1991          5,868,626            5,639,998             5,585,071
 10/31/1991          5,919,955            5,664,813             5,629,192
 11/30/1991          5,937,064            5,687,473             5,634,259
 12/31/1991          6,117,563            5,708,517             5,727,223
 01/31/1992          6,123,555            5,728,497             5,781,061
 02/29/1992          6,153,514            5,746,254             5,800,139
 03/31/1992          6,096,592            5,765,791             5,758,379
 04/30/1992          6,127,014            5,784,243             5,783,140
 05/31/1992          6,212,196            5,803,330             5,836,343
 06/30/1992          6,193,943            5,820,740             5,828,173
 07/31/1992          6,193,943            5,838,203             5,809,522
 08/31/1992          6,193,943            5,854,550             5,810,685
 09/30/1992          6,298,508            5,869,185             5,890,873
 10/31/1992          6,465,397            5,883,857             6,010,455
 11/30/1992          6,465,397            5,898,566             6,001,441
 12/31/1992          6,545,751            5,914,493             6,069,258
 01/31/1993          6,570,432            5,930,462             6,124,490
 02/28/1993          6,704,914            5,944,102             6,235,345
 03/31/1993          6,743,338            5,958,963             6,239,086
 04/30/1993          6,717,722            5,973,263             6,239,709
 05/31/1993          6,763,200            5,988,197             6,274,653
 06/30/1993          6,912,627            6,003,167             6,402,655
 07/31/1993          6,997,086            6,018,776             6,474,365
 08/31/1993          7,128,240            6,034,425             6,609,031
 09/30/1993          7,141,356            6,049,511             6,637,449
 10/31/1993          7,252,837            6,065,240             6,725,728
 11/30/1993          7,292,542            6,080,402             6,772,807
 12/31/1993          7,480,184            6,096,212             6,913,004
 01/31/1994          7,466,522            6,112,061             6,878,440
 02/28/1994          7,271,176            6,126,730             6,723,674
 03/31/1994          7,184,356            6,143,884             6,662,489
 04/30/1994          7,133,711            6,162,315             6,615,184
 05/31/1994          6,943,674            6,182,650             6,541,754
 06/30/1994          6,768,255            6,203,672             6,475,028
 07/31/1994          6,804,801            6,226,004             6,517,762
 08/31/1994          6,723,527            6,249,040             6,455,193
 09/30/1994          6,686,585            6,272,161             6,461,002
 10/31/1994          6,716,139            6,297,877             6,486,200
 11/30/1994          6,775,247            6,324,328             6,577,654
 12/31/1994          6,768,742            6,353,419             6,562,527
 01/31/1995          6,845,010            6,382,645             6,634,060
 02/28/1995          6,940,344            6,410,729             6,719,640
 03/31/1995          7,092,879            6,442,142             6,856,718
 04/30/1995          7,226,348            6,473,064             6,965,740
 05/31/1995          7,283,548            6,504,783             7,194,219
 06/30/1995          7,216,814            6,535,355             7,170,476
 07/31/1995          7,359,816            6,566,724             7,260,826
 08/31/1995          7,512,351            6,597,588             7,323,992
 09/30/1995          7,579,085            6,627,277             7,439,711
 10/31/1995          7,741,153            6,657,763             7,523,038
 11/30/1995          8,028,929            6,687,056             7,687,792
 12/31/1995          8,172,816            6,717,817             7,759,288
 01/31/1996          8,323,303            6,748,047             7,853,176
 02/29/1996          8,071,081            6,775,714             7,760,509
 03/31/1996          8,162,452            6,804,172             7,824,921
 04/30/1996          8,314,737            6,832,069             7,918,820
 05/31/1996          8,294,432            6,861,446             7,972,668
 06/30/1996          8,406,606            6,890,266             8,038,841
 07/31/1996          8,518,966            6,919,893             8,099,132
 08/31/1996          8,682,399            6,950,341             8,206,850
 09/30/1996          8,938,478            6,980,228             8,381,658
 10/31/1996          9,277,524            7,010,940             8,519,953
 11/30/1996          9,585,748            7,040,387             8,690,353
 12/31/1996          9,541,698            7,070,659             8,702,521
 01/31/1997          9,589,950            7,101,064             8,811,304
 02/28/1997          9,650,264            7,128,758             8,867,695
 03/31/1997          9,456,645            7,160,124             8,820,698
 04/30/1997          9,529,482            7,190,913             8,915,963
 05/31/1997          9,711,574            7,222,552             8,962,325
 06/30/1997          9,917,871            7,252,888             9,114,683
 07/31/1997         10,149,939            7,284,075             9,259,609
 08/31/1997         10,027,798            7,315,396             9,270,720
 09/30/1997         10,224,042            7,346,122             9,434,811
 10/31/1997         10,088,868            7,378,443             9,495,192
 11/30/1997         10,150,311            7,409,434             9,563,560
 12/31/1997         10,134,127            7,441,296             9,687,886
 01/31/1998         10,367,431            7,474,038             9,816,715
 02/28/1998         10,323,686            7,503,933             9,904,106
 03/31/1998         10,542,817            7,536,951             9,992,250
 04/30/1998         10,601,551            7,568,601            10,043,212
 05/31/1998         10,807,121            7,601,151            10,180,804
 06/30/1998         10,940,178            7,632,316            10,224,581
 07/31/1998         10,940,178            7,664,371            10,319,668
 08/31/1998         10,688,849            7,697,328            10,522,966
 09/30/1998         10,956,920            7,728,887            10,772,362
 10/31/1998         10,778,275            7,759,803            10,756,203
 11/30/1998         10,867,598            7,788,514            10,872,370
 12/31/1998         11,270,457            7,817,332            10,859,322
 01/31/1999         11,396,384            7,846,256            10,993,977
 02/28/1999         11,097,307            7,872,934            10,920,319
 03/31/1999         11,144,530            7,902,850            11,050,270
 04/30/1999         11,160,271            7,932,091            11,190,608
 05/31/1999         10,939,899            7,962,233            11,144,727
 06/30/1999         10,924,617            7,991,692            10,971,984
 07/31/1999         10,908,762            8,022,861            10,943,457
 08/31/1999         10,861,194            8,054,953            10,963,155
 09/30/1999         10,988,621            8,086,366            11,004,817
 10/31/1999         10,972,649            8,119,521            11,031,228
 11/30/1999         10,924,733            8,151,998            11,095,206
 12/31/1999         11,003,998            8,187,053            11,128,492
 01/31/2000         10,938,693            8,223,076            11,129,607
 02/29/2000         10,922,366            8,258,434            11,211,964
 03/31/2000         11,069,547            8,297,248            11,375,657
 04/30/2000         11,020,203            8,336,244            11,437,085
 05/31/2000         11,135,340            8,377,092            11,528,579
 06/30/2000         11,250,597            8,416,463            11,583,916
 07/31/2000         11,300,305            8,456,863            11,667,320
 08/31/2000         11,300,305            8,498,723            11,669,652
 09/30/2000         11,383,888            8,541,217            11,770,012
 10/31/2000         11,400,579            8,585,973            11,865,348
 11/30/2000         11,617,574            8,629,761            12,075,364
 12/31/2000         11,843,083            8,675,499            12,209,400
 01/31/2001         12,033,264            8,720,613            12,354,192
 02/28/2001         12,119,709            8,758,111            12,460,339
 03/31/2001         12,274,582            8,796,646            12,554,379
 04/30/2001         11,752,260            8,830,426            12,469,309
 05/31/2001         11,543,331            8,863,098            12,534,149
 06/30/2001         11,583,758            8,891,549            12,603,088
 07/31/2001         12,164,706            8,919,113            12,717,775
 08/31/2001         12,534,401            8,946,226            12,824,606
 09/30/2001         12,919,899            8,972,171            12,877,187
 10/31/2001         13,760,945            8,995,500            13,112,839
 11/30/2001         13,349,370            9,014,658            13,056,452
 12/31/2001         13,094,399            9,030,434            12,948,085
 01/31/2002         13,554,202            9,044,522            12,962,329
 02/28/2002         13,954,031            9,056,641            12,973,994
 03/31/2002         13,075,219            9,069,954            12,907,829

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Portfolio's inception date on 12/13/1989, compared to the Salomon 3-Month Treasury Bill Index and the J.P. Morgan Non-U.S. Index (Hedged), each an unmanaged market index. Foreign investing involves potentially higher risks including currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

.. The International Portfolio returned 6.52% for the one-year period ended
  March 31, 2002, outperforming the 3.11% return of the Salomon 3-Month Treasury Bill Index.

.. Extending portfolio duration the first half of the year added to returns as global yields declined amidst a synchronized global slowdown. We then trimmed duration to near-benchmark, in anticipation of an inventory led economic recovery in 2002.

.. A short maturity focus in the U.S. and Europe was positive for returns as central banks slashed rates in 2001, providing excess liquidity to fend off a recession.

.. An emphasis on bonds that provided yield premiums relative to global treasuries, such as mortgages and high quality corporate bonds, enhanced returns given robust investor demand for these assets.

.. An underweight in Japanese bonds was negative as deflationary conditions led Japanese bonds to outperform other developed bond markets.

.. A short position in Japanese yen vs. the euro was beneficial as the euro outperformed the yen over the past 12 months.

.. A focus on high-quality emerging markets bonds was positive as improving economic fundamentals and high yields stimulated investor demand.

.. Real return bonds added to performance given expectations of an up tick in inflation; real yields also fell as investors anticipated a reduced supply of TIPS.

.. An underweight to longer maturities in the UK enhanced returns as these bonds lagged the overall global market.

                                                       3.31.02 | Annual Report 9

PIMCO Emerging Markets Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily emerging market fixed income securities.

DURATION:
5.3 years

FUND INCEPTION DATE:
4/03/1998

TOTAL NET ASSETS:
$1.0 billion


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                  1 Year        3 Years*     Since Inception*
Emerging Markets Portfolio                        17.74%        12.95%            11.04%
Salomon 3-Month Treasury Bill Index                3.11%         4.70%              ---
J.P. Morgan Emerging Markets Index Plus            3.64%        13.61%              ---

* Annualized

COUNTRY ALLOCATION*

  Brazil                   14.0%
  Mexico                   13.8%
  Short-Term Investment    13.0%
  Bulgaria                  9.0%
  South Korea               8.6%
  Panama                    7.0%
  South Africa              6.0%
  Peru                      5.6%
  Other                    23.0%

QUALITY BREAKDOWN*

  AAA                      13.4%
  AA                        1.0%
  AAA                       1.6%
  BBB                      46.8%
  BB                       34.7%
  B                         2.5%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                           Salomon              J.P. Morgan
                 Emerging Markets      3-Month Treasury      Emerging Markets
   Month            Portfolio            Bill Index            Index Plus
   =====            =========            ==========            ==========
 04/30/1998          5,000,000            5,000,000             5,000,000
 05/31/1998          4,944,400            5,021,503             4,829,347
 06/30/1998          4,891,710            5,042,092             4,689,782
 07/31/1998          5,001,037            5,063,268             4,722,141
 08/31/1998          4,265,043            5,085,040             3,364,998
 09/30/1998          4,536,231            5,105,889             3,694,095
 10/31/1998          4,749,812            5,126,313             3,933,103
 11/30/1998          5,137,475            5,145,280             4,164,761
 12/31/1998          5,122,302            5,164,318             4,060,642
 01/31/1999          5,110,595            5,183,426             3,909,994
 02/28/1999          5,142,926            5,201,049             3,966,297
 03/31/1999          5,296,664            5,220,813             4,266,545
 04/30/1999          5,438,686            5,240,131             4,557,951
 05/31/1999          5,274,822            5,260,043             4,298,148
 06/30/1999          5,334,460            5,279,504             4,490,275
 07/31/1999          5,345,462            5,300,095             4,397,324
 08/31/1999          5,349,303            5,321,296             4,391,169
 09/30/1999          5,457,620            5,342,048             4,544,422
 10/31/1999          5,547,013            5,363,951             4,719,835
 11/30/1999          5,655,067            5,385,406             4,853,406
 12/31/1999          5,752,317            5,408,564             5,115,975
 01/31/2000          5,696,409            5,432,362             5,014,681
 02/29/2000          5,851,645            5,455,720             5,337,625
 03/31/2000          5,876,326            5,481,362             5,505,758
 04/30/2000          5,786,748            5,507,124             5,400,599
 05/31/2000          5,655,366            5,534,108             5,262,883
 06/30/2000          5,882,949            5,560,118             5,529,709
 07/31/2000          6,004,247            5,586,807             5,696,708
 08/31/2000          6,180,129            5,614,461             5,897,800
 09/30/2000          6,069,929            5,642,534             5,817,591
 10/31/2000          5,970,828            5,672,101             5,686,694
 11/30/2000          6,032,766            5,701,028             5,657,693
 12/31/2000          6,281,231            5,731,244             5,917,379
 01/31/2001          6,430,168            5,761,047             6,219,564
 02/28/2001          6,443,119            5,785,819             6,120,842
 03/31/2001          6,482,300            5,811,276             6,037,058
 04/30/2001          6,443,053            5,833,592             6,001,427
 05/31/2001          6,560,794            5,855,176             6,149,664
 06/30/2001          6,751,888            5,873,972             6,244,367
 07/31/2001          6,838,451            5,892,181             5,857,218
 08/31/2001          6,911,696            5,910,093             6,146,670
 09/30/2001          6,782,173            5,927,232             5,921,542
 10/31/2001          7,089,213            5,942,644             5,887,197
 11/30/2001          7,328,022            5,955,300             5,788,293
 12/31/2001          7,390,112            5,965,722             5,871,644
 01/31/2002          7,522,327            5,975,029             5,993,188
 02/28/2002          7,675,418            5,983,035             6,250,297
 03/31/2002          7,632,274            5,991,830             6,256,546

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Portfolio's inception date on 4/03/1998, compared to the Salomon 3-Month Treasury Bill Index and the J.P. Morgan Emerging Markets Index Plus, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital.

PORTFOLIO INSIGHTS

.. The emerging markets sector was among the best performing bond market sectors during the period as economic and financial conditions improved in most countries.

.. The investor base continued to expand as the asset class navigated through Argentina's default, and as demand mounted for sovereign versus corporate credit stemming from differences in disclosure and credit fundamentals.

.. The Emerging Markets Portfolio outperformed the J.P. Morgan Emerging
  Markets Index Plus for the 12-month period ended March 31, 2002, returning 17.74% versus 3.64% for the benchmark.

.. The Portfolio's focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.

.. A short position in Argentina added to returns as the situation deteriorated to the point of default, the largest sovereign default in history.

.. Emphasizing Brazil was positive for relative returns as the country continued to demonstrate an ability to decouple from regional volatility.

.. An allocation to Russia was positive amid rising oil prices, continued progress on reform and positive ratings actions.

.. An underweight position in the Philippines detracted from returns due to growing investor demand for higher yielding credits.

.. A short position in Turkey detracted from returns in spite of continued economic weakness amid expectations for continued official sector support.

.. Modest allocations to securities and countries not in the benchmark were positive for relative performance.

10 Annual Report | 3.31.02

PIMCO Municipal Sector Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily municipal securities.

DURATION:
7.7 years

FUND INCEPTION DATE:
8/21/2000

TOTAL NET ASSETS:
$145.5 million

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2002

                                                      1 Year       Since Inception*
Municipal Sector Portfolio                             5.03%            9.36%
Salomon 3-Month Treasury Bill Index                    3.11%             ---
Lehman Brothers General Municipal Bond Index           3.81%             ---

* Annualized

SECTOR BREAKDOWN*

  Municipal Bonds & Notes            88.0%
  U.S. Treasury Obligations           8.5%
  Other                               3.5%

QUALITY BREAKDOWN*

  AAA                                69.2%
  AA                                 22.0%
  A                                   4.7%
  BBB                                 4.1%

*% of Total Investments as of March 31, 2002

CUMULATIVE RETURNS THROUGH MARCH 31, 2002

                                    [GRAPH]

                                           Salomon            Lehman Brothers
                  Municipal Sector     3-Month Treasury      General Municipal
   Month            Portfolio            Bill Index             Bond Index
   =====            =========            ==========             ==========
 08/31/2000         5,000,000             5,000,000              5,000,000
 09/30/2000         4,959,960             5,025,000              4,974,002
 10/31/2000         5,015,015             5,051,331              5,028,218
 11/30/2000         5,075,075             5,077,093              5,066,432
 12/31/2000         5,324,825             5,104,002              5,191,571
 01/31/2001         5,365,356             5,130,543              5,242,970
 02/28/2001         5,400,821             5,152,604              5,259,747
 03/31/2001         5,491,989             5,175,275              5,307,084
 04/30/2001         5,400,625             5,195,148              5,249,767
 05/31/2001         5,537,671             5,214,370              5,306,465
 06/30/2001         5,626,381             5,231,109              5,342,020
 07/31/2001         5,708,518             5,247,325              5,421,082
 08/31/2001         5,831,724             5,263,277              5,510,529
 09/30/2001         5,717,714             5,278,541              5,491,792
 10/31/2001         5,681,428             5,292,266              5,557,147
 11/30/2001         5,748,817             5,303,537              5,510,368
 12/31/2001         5,656,523             5,312,818              5,458,021
 01/31/2002         5,764,678             5,321,107              5,552,442
 02/28/2002         5,910,688             5,328,236              5,619,627
 03/31/2002         5,768,464             5,336,069              5,509,484

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 9/01/2000, the first full month following the Portfolio's inception date on 8/21/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers General Municipal Bond Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

.. The Municipal Sector Portfolio's objective is to maximize pre-tax total returns by investing at least 65% of its assets in securities issued by states and local governments or their agencies and instrumentalities.

.. The Portfolio returned 5.03% for the one-year period ended March 31, 2002 versus 3.81% for its benchmark, the Lehman Brothers General Municipal Bond Index.

.. Despite substantial Fed easing, intermediate AAA general obligation yields jumped by 0.25% while long-term yields rose by approximately 0.20% over the fiscal year ended March 31, 2002.

.. Above-benchmark durations during market rallies and effective interest rate hedging during market sell-offs improved the Portfolio's relative returns.

.. A broader-than-benchmark maturity profile, emphasizing longer-term municipal bonds, improved relative performance due to smaller yield increases for longer-term municipals than for intermediate municipals.

.. Emphasizing high quality revenue bonds with attractive risk-adjusted yields boosted relative performance as the total returns of revenue bonds exceeded those of general obligation bonds.

.. A Portfolio yield above that of the Benchmark boosted relative return performance.

.. The weighted average credit quality was AAA throughout the fiscal year.

                                                      3.31.02 | Annual Report 11

Financial Highlights
                                                          Net Asset                     Net Realized/
                                                          Value                         Unrealized
                                                          Beginning    Net Investment   Gain (Loss) on
Selected Per Share Data for the Year or Period Ended:     of Period    Income (Loss)    Investments
                                                          ---------    --------------   --------------
Short-Term Portfolio
  03/31/2002                                               $ 10.17     $ 0.55 (a)       $ (0.01)(a)
  04/20/2000 - 03/31/2001                                    10.00       0.65 (a)          0.10 (a)

U.S. Government Sector Portfolio
  03/31/2002                                               $ 11.35     $ 0.74 (a)       $ (0.50)(a)
  03/31/2001                                                 10.62       0.69 (a)          0.96 (a)
  01/31/2000 - 03/31/2000                                    10.00       0.12 (a)          0.54 (a)

Investment Grade Corporate Portfolio
  03/31/2002                                               $ 10.58     $ 0.70 (a)       $ (0.10)(a)
  03/31/2001                                                 10.13       0.78 (a)          0.36 (a)
  01/26/2000 - 03/31/2000                                    10.00       0.14 (a)          0.07 (a)

High Yield Portfolio
  03/31/2002                                               $  9.56     $ 0.77 (a)       $ (1.18)(a)
  12/08/2000 - 03/31/2001                                     9.57       0.30 (a)         (0.10)(a)

Mortgage Portfolio
  03/31/2002                                               $ 10.79     $ 0.62 (a)       $  0.20 (a)
  03/31/2001                                                 10.26       0.82 (a)          0.43 (a)
  01/31/2000 - 03/31/2000                                    10.00       0.12 (a)          0.20 (a)

Asset-Backed Securities Portfolio
  03/31/2002                                               $ 10.56     $ 0.64 (a)       $  0.31 (a)
  10/31/2000 - 03/31/2001                                    10.00       0.32 (a)          0.43 (a)

Real Return Portfolio
  03/31/2002                                               $ 10.84     $ 0.56 (a)       $ (0.01)(a)
  04/28/2000 - 03/31/2001                                    10.00       0.69 (a)          0.66 (a)

International Portfolio
  03/31/2002                                               $  7.05     $ 0.27 (a)       $  0.18 (a)
  03/31/2001                                                  6.73       0.42 (a)          0.29 (a)
  03/31/2000                                                  7.08       0.39 (a)         (0.44)(a)
  03/31/1999                                                  7.18       0.29 (a)          0.11 (a)
  03/31/1998                                                  7.79       0.64 (a)          0.19 (a)

Emerging Markets Portfolio
  03/31/2002                                               $  9.91     $ 0.85 (a)       $  0.85 (a)
  03/31/2001                                                  9.84       0.49 (a)          0.47 (a)
  03/31/2000                                                  9.63       0.80 (a)          0.21 (a)
  04/03/1998 - 03/31/1999                                    10.00       0.87 (a)         (0.39)(a)

Municipal Sector Portfolio
  03/31/2002                                               $ 10.82     $ 0.62 (a)       $ (0.09)(a)
  08/21/2000 - 03/31/2001                                    10.00       0.26 (a)          0.73 (a)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Ratio of expenses to average net assets excluding interest expense 0.05%.
(c)  Ratio of expenses to average net assets excluding interest expense 0.12%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(g) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.59%.

12 Annual Report | 3.31.02 | See accompanying notes

  Total          Dividends     Distributions
  Income from    from Net      from Net                          Net Asset
  Investment     Investment    Realized        Net               Value End                        Net Assets
  Operations     Income        Capital Gains   Distributions     of Period         Total Return   of Period (000s)
  -----------    ----------    -------------   -------------     ---------         ------------   ----------------
  $ 0.54         $ (0.87)      $ (0.12)        $  (0.99)         $   9.72            5.51%        $   114,868
    0.75           (0.57)        (0.01)           (0.58)            10.17            7.62             191,299


  $ 0.24         $ (0.79)      $ (0.97)        $  (1.76)         $   9.83            2.30%        $   545,294
    1.65           (0.54)        (0.38)           (0.92)            11.35           16.03           1,257,236
    0.66           (0.04)         0.00            (0.04)            10.62            6.61             311,652


  $ 0.60         $ (0.53)      $ (0.08)        $  (0.61)         $  10.57            5.74%        $ 4,947,469
    1.14           (0.68)        (0.01)           (0.69)            10.58           11.59             999,641
    0.21           (0.08)         0.00            (0.08)            10.13            2.11             316,279


  $(0.41)        $ (0.71)      $ (0.26)        $  (0.97)         $   8.18           (4.16)%       $  397,455
    0.20           (0.21)         0.00            (0.21)             9.56            2.09            212,247


  $ 0.82         $ (0.60)      $ (0.30)        $  (0.90)         $  10.71            7.68%        $ 5,314,257
    1.25           (0.64)        (0.08)           (0.72)            10.79           12.57           3,477,278
    0.32           (0.06)         0.00            (0.06)            10.26            3.21             985,563


  $ 0.95         $ (0.60)      $ (0.25)        $  (0.85)         $  10.66            9.17%        $    98,848
    0.75           (0.19)         0.00            (0.19)            10.56            7.58              53,822


  $ 0.55         $ (0.53)      $ (0.56)        $  (1.09)         $  10.30            5.20%        $    94,457
    1.35           (0.48)        (0.03)           (0.51)            10.84           13.83             208,832


  $ 0.45         $ (0.82)      $ (0.16)        $  (0.98)         $   6.52            6.52%        $ 1,808,687
    0.71           (0.32)        (0.07)           (0.39)             7.05           10.89           3,588,537
   (0.05)          (0.30)         0.00            (0.30)             6.73           (0.67)          1,142,215
    0.40           (0.30)        (0.20)           (0.50)             7.08            5.71             720,025
    0.83           (0.25)        (1.19)           (1.44)             7.18           11.49             730,622


  $ 1.70         $ (0.75)      $  0.00         $  (0.75)         $  10.86           17.74%        $ 1,005,646
    0.96           (0.84)        (0.05)           (0.89)             9.91           10.31             287,880
    1.01           (0.80)         0.00            (0.80)             9.84           10.94             354,371
    0.48           (0.85)         0.00            (0.85)             9.63            5.49             145,530


  $ 0.53         $ (0.48)      $ (0.29)        $  (0.77)         $  10.58            5.03%        $   145,514
    0.99           (0.17)         0.00            (0.17)            10.82            9.95              69,211

  Ratio of        Investment
  Expenses to     Income (Loss)
  Average         to Average      Portfolio
  Net Assets      Net Assets      Turnover Rate
  ------------    -------------   -------------
     1.05%(b)       5.51%              96%
     1.58+(b)(g)    6.84+             154


     0.07%(b)       6.67%             785%
     0.11 (b)       6.24             1200
     0.05+(f)       6.86+             283


     0.05%          6.49%             361%
     0.11 (b)       7.54              240
     0.05+(e)       7.65+              65


     0.06%(b)       8.97%             104%
     0.05+(h)       9.79+              80


     0.22%(b)       5.67%             685%
     0.87 (b)       7.80              742
     0.05+(d)       7.13+             156


     0.05%          5.88%             569%
     0.05+(i)       7.38+             134


     0.06%(b)       5.14%             502%
     0.09+(j)       7.21+             260


     0.13%(c)       3.92%             298%
     0.13 (c)       6.05              464
     0.50           5.61              369
     0.50           4.04              406
     0.51 (k)       8.17              255


     0.13%(c)       8.09%             265%
     0.16 (c)       9.15              224
     0.85           8.20              159
     0.85+          9.43+             199


     0.05%          5.70%             1361%
     0.05+(i)       4.00+             189

(h) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(i) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(j) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(k)  Ratio of expenses to average net assets excluding interest expense 0.50%.

                             See accompanying notes | 3.31.02 | Annual Report 13

Statements of Assets and Liabilities

March 31, 2002

                                                                            Short-Term    U.S. Government     Investment Grade
Amounts in thousands, except per share amounts                              Portfolio     Sector Portfolio    Corporate Portfolio
                                                                            ----------    ----------------    -------------------
Assets:
Investments, at value                                                         $132,368           $894,961         $4,514,029
Cash                                                                                 0                  0              8,909
Foreign currency, at value                                                           0                  0                  0
Receivable for investments sold and forward foreign currency contracts           1,421             77,083            358,071
Receivable for Portfolio shares sold                                                 0                  0            503,700
Interest and dividends receivable                                                1,156              8,513             70,771
Variation margin receivable                                                          0              1,822                  0
Other assets                                                                         0                 14             20,217
                                                                               134,945            982,393          5,475,697
===========================================================================   ========           ========         ==========
Liabilities:
Payable for investments purchased and forward foreign currency contracts      $    525           $ 49,812         $  338,004
Payable for financing transactions                                                   0            324,048             34,950
Payable for reverse repurchase agreement                                        18,074                  0                  0
Payable for short sale                                                             709             51,653            143,289
Due to Custodian                                                                     0                345                  0
Written options outstanding                                                         50              1,097                  0
Payable for Portfolio shares redeemed                                                0              2,910                  0
Accrued investment advisory fee                                                      2                 12                 75
Accrued administration fee                                                           3                 17                113
Variation margin payable                                                             7              1,957                562
Recoupment payable to Manager                                                        1                  5                 10
Other liabilities                                                                  706              5,243             11,225
                                                                                20,077            437,099            528,228
===========================================================================   ========           ========         ==========
Net Assets                                                                    $114,868           $545,294         $4,947,469
===========================================================================   ========           ========         ==========
Net Assets Consist of:
Paid in capital                                                               $114,378           $582,244         $5,053,148
Undistributed net investment income                                                709              9,838             20,518
Accumulated undistributed net realized gain (loss)                                  23            (24,173)            (7,046)
Net unrealized appreciation (depreciation)                                        (242)           (22,615)          (119,151)
                                                                              $114,868           $545,294         $4,947,469
===========================================================================   ========           ========         ==========

Shares Issued and Outstanding:                                                  11,821             55,500            468,222

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)                                      9.72               9.83              10.57

Cost of Investments Owned                                                     $131,994           $915,038         $4,623,334
===========================================================================   ========           ========         ==========
Cost of Foreign Currency Held                                                 $      0           $      0         $        0
===========================================================================   ========           ========         ==========

14  Annual Report | 3.31.02 | See accompanying notes

                              Asset-Backed
High Yield     Mortgage       Securities       Real Return   International    Emerging Markets   Municipal Sector
Portfolio      Portfolio      Portfolio        Portfolio     Portfolio        Portfolio          Portfolio
----------     -----------    ------------     -----------   -------------    ----------------   ----------------
$ 391,384      $ 8,329,064      $101,799         $152,976      $3,670,862         $1,134,504           $161,605
       32            4,241           172              496             339              2,930                 36
        0                0             0              260         122,339              3,602                  0
    3,907        1,829,214            39           40,958       1,973,717             61,940            422,795
        0           17,000             0                0               0              4,000              3,500
    8,478           35,837         1,182              922          41,978             18,492              1,835
        0              314             0                0           4,295                  0                237
        0                0             0                0          76,024                636                  0
  403,801       10,215,670       103,192          195,612       5,889,554          1,226,104            590,008
=========      ===========      ========         ========      ==========         ==========           ========

$   2,568      $ 4,011,356      $    633         $      0      $1,645,297         $   77,311           $431,012
        0          358,379         3,454           60,262       2,025,321            103,208             13,474
        0          143,815             0                0               0                  0                  0
    3,732          243,875             0           40,799         306,808             39,429                  0
        5                0             0                0               0                  0                  0
        0               34             0                0          17,712                  0                  0
        0          139,100             0                0               0                  0                  0
        7               99             2                2              32                 16                  2
       10              149             3                3             158                 82                  3
        0              860            10                5           2,750                 13                  0
        1                0             0                1               0                  0                  0
       23            3,746           242               83          82,789                399                  3
    6,346        4,901,413         4,344          101,155       4,080,867            220,458            444,494
=========      ===========      ========         ========      ==========         ==========           ========

$ 397,455      $ 5,314,257      $ 98,848         $ 94,457      $1,808,687         $1,005,646           $145,514
=========      ===========      ========         ========      ==========         ==========           ========

$ 416,930      $ 5,212,152      $ 97,589         $ 93,039      $1,801,095         $  974,379           $143,535
    9,233           37,532           670              708         103,577             13,894              2,228
  (11,195)          15,012          (318)            (216)         12,424             (1,965)                16
  (17,513)          49,561           907              926        (108,409)            19,338               (265)
$ 397,455      $ 5,314,257      $ 98,848         $ 94,457      $1,808,687         $1,005,646           $145,514
=========      ===========      ========         ========      ==========         ==========           ========

   48,605          496,328         9,274            9,171         277,120             92,558             13,748


     8.18            10.71         10.66            10.30            6.52              10.86              10.58

$ 408,721      $ 8,279,884      $100,844         $152,170      $3,747,389         $1,116,346           $164,001
=========      ===========      ========         ========      ==========         ==========           ========
$       0      $         0      $      0         $    260      $  121,740         $    3,587           $      0
=========      ===========      ========         ========      ==========         ==========           ========

                             See accompanying notes | 3.31.02 | Annual Report 15

Statements of Operations
For the year ended March 31, 2002

                                                                              Short-Term   U.S. Government    Investment Grade
Amounts In Thousands                                                          Portfolio    Sector Portfolio   Corporate Portfolio
                                                                              ----------   ----------------   -------------------
Investment Income:

Interest, net of foreign taxes                                                $   9,129    $        74,593    $          145,883
Dividends, net of foreign taxes                                                       0                  0                     0
Miscellaneous Income                                                                  0                  0                    26
  Total Income                                                                    9,129             74,593               145,909


Expenses:

Investment advisory fees                                                             28                222                   443
Administration fees                                                                  42                333                   664
Interest expense                                                                  1,388                216                     0
Miscellaneous expense                                                                 1                  5                    11
  Total Expenses                                                                  1,459                776                 1,118

Net Investment Income                                                             7,670             73,817               144,791
==========================================================================    ==========   ================   ===================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                             657                 39                (8,328)
Net realized gain on futures contracts, written options and swaps                   146             21,103                22,814
Net realized gain on foreign currency transactions                                    0                  0                     0
Net change in unrealized appreciation (depreciation) on investments                (111)           (40,151)             (122,054)
Net change in unrealized appreciation (depreciation)
  on futures contracts, written options and swaps                                  (610)               362               (11,331)
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities denominated in foreign currencies          0                  0                     0

  Net Gain (Loss)                                                                    82            (18,647)             (118,899)

Net Increase (Decrease) in Assets Resulting from Operations                   $   7,752    $        55,170    $           25,892
==========================================================================    ==========   ================   ===================


16  Annual Report | 3.31.02 | See accompanying notes

                           Asset-Backed
High Yield   Mortgage      Securities    Real Return    International     Emerging Markets   Municipal Sector
Portfolio    Portfolio     Portfolio     Portfolio      Portfolio         Portfolio          Portfolio
----------   ---------     ------------  -----------    -------------     ----------------   ----------------
$  20,898    $313,377      $     4,614   $   13,123     $    109,478      $        37,261    $         5,928
      414           0                0            0                0                    0                  0
        0           0                0            0                0                    0                  0
   21,312     313,377            4,614       13,123          109,478               37,261              5,928


       47       1,063               16           50              539                   90                 21
       70       1,595               23           76            2,697                  450                 31
       31       9,202                3           19              215                   88                  2
        1           0                0            1                0                    0                  1
      149      11,860               42          146            3,451                  628                 55

   21,163     301,517            4,572       12,977          106,027               36,633              5,873
==========   =========     ============  ===========    =============     ================   ================

  (11,158)    122,621            1,157        8,460           12,952               12,754                678
        0      51,602              386          204          130,203                   34                546
      110           0                0          174           76,995                1,718                  0
  (13,769)    (87,686)            (510)      (6,721)          23,967               13,298             (4,492)

      (22)        391              (48)         (12)         (43,941)                 571              1,883

      (50)          0                0           45         (120,931)                (722)                 0

  (24,889)     86,928              985        2,150           79,245               27,653             (1,385)

$  (3,726)   $388,445      $     5,557   $   15,127     $    185,272      $        64,286    $         4,488
==========   =========     ============  ===========    =============     ================   ================

See accompanying notes | 3.31.02 | Annual Report 17

Statements of Changes in Net Assets
March 31, 2002

                                                                                              U.S. Government
Amounts in thousands                                  Short-Term Portfolio                    Sector Portfolio
                                                      -------------------------------------   -----------------------------------
Increase (Decrease) in Net Assets from:                    Year Ended           Period from       Year Ended           Year Ended
                                                       March 31, 2002     April 20, 2000 to   March 31, 2002       March 31, 2001
                                                                             March 31, 2001
Operations:

Net investment income                                  $        7,670     $           8,503   $       73,817       $       47,258
Net realized gain (loss)                                          803                   616           21,142               59,657
Net change in unrealized appreciation (depreciation)             (721)                  479          (39,789)              10,063
Net increase (decrease) resulting from operations               7,752                 9,598           55,170              116,978

Distributions to Shareholders:

From net investment income                                     (9,243)               (6,221)         (74,540)             (40,849)
From net realized capital gains                                (1,334)                  (62)         (78,375)             (29,865)

Total Distributions                                           (10,577)               (6,283)        (152,915)             (70,714)
====================================================   ==============     =================   ==============       ==============

Portfolio Share Transactions:

Receipts for shares sold                                       80,369               320,600        1,743,762            1,559,920
Issues as reinvestment of distributions                        10,558                 6,284          145,162               68,870
Cost of shares redeemed                                      (164,533)             (138,900)      (2,503,121)            (729,470)
Net increase (decrease) resulting from
Portfolio share transactions                                  (73,606)              187,984         (614,197)             899,320

Total Increase (Decrease) in Net Assets                       (76,431)              191,299         (711,942)             945,584
====================================================   ==============     =================   ==============       ==============

Net Assets:

Beginning of period                                           191,299                     0        1,257,236              311,652
End of period *                                        $      114,868     $         191,299   $      545,294       $    1,257,236

*Including net undistributed investment income of:     $          709     $           2,894   $        9,838       $       47,018

Amounts in thousands                                   Investment Grade
                                                       Corporate Portfolio
                                                       -----------------------------------
                                                           Year Ended          Year Ended
Increase (Decrease) in Net Assets from:                March 31, 2002      March 31, 2001
Operations:

Net investment income                                  $      144,791      $       33,883
Net realized gain (loss)                                       14,486               3,407
Net change in unrealized appreciation (depreciation)         (133,385)             12,687
Net increase (decrease) resulting from operations              25,892              49,977
===================================================    ==============      ==============

Distributions to Shareholders:

From net investment income                                   (127,860)            (31,784)
From net realized capital gains                               (24,685)               (254)

Total Distributions                                          (152,545)            (32,038)
=====================================================  ==============      ==============

Portfolio Share Transactions:

Receipts for shares sold                                    4,705,492           1,055,526
Issues as reinvestment of distributions                       145,718              29,275
Cost of shares redeemed                                      (776,729)           (419,378)
Net increase (decrease) resulting from
Portfolio share transactions                                4,074,481             665,423

Total Increase (Decrease) in Net Assets                     3,947,828             683,362
=====================================================  ==============      ==============

Net Assets:

Beginning of period                                           999,641             316,279
End of period *                                        $    4,947,469      $      999,641

*Including net undistributed investment income of:     $       20,519      $        7,218

18 Annual Report | 3.31.02 | See accompanying notes

   High Yield Portfolio                        Mortgage Portfolio                      Asset-Backed
                                                                                       Securities Portfolio
------------------------------------------     ------------------------------------    --------------------------------------
       Year Ended               Period from        Year Ended            Year Ended        Year Ended              Period from
   March 31, 2002      December 08, 2000 to    March 31, 2002        March 31, 2001    March 31, 2002      October 31, 2000 to
                             March 31, 2001                                                                     March 31, 2001
   $       21,163           $       16,161     $      301,517        $      234,401    $        4,572          $        1,344
          (11,048)                   8,573            174,223                36,322             1,543                     308
          (13,841)                  (3,672)           (87,295)              126,465              (558)                  1,465
           (3,726)                  21,062            388,445               397,188             5,557                   3,117


          (19,870)                  (8,347)          (302,189)             (214,882)           (4,391)                   (855)
           (8,594)                       0           (153,012)              (28,339)           (2,169)                      0

          (28,464)                  (8,347)          (455,201)             (243,221)           (6,560)                   (855)
   ==============           ==============     ==============        ==============    ==============          ==============

          310,630                  661,618          6,256,550             4,292,103            56,039                  55,556
           27,926                    9,423            433,828               224,172             6,560                     855
         (121,158)                (471,509)        (4,786,643)           (2,178,527)          (16,570)                 (4,851)
          217,398                  199,532          1,903,735             2,337,748            46,029                  51,560

          185,208                  212,247          1,836,979             2,491,715            45,026                  53,822
   ==============           ==============     ==============        ==============    ==============          ==============


          212,247                        0          3,477,278               985,563            53,822                       0
   $      397,455           $      212,247     $    5,314,257        $    3,477,278    $       98,848          $       53,822


   $        9,233           $       16,403     $       37,532        $       42,694    $          670          $          797

  Real Return Portfolio                        International Portfolio
------------------------------------------     ------------------------------------
       Year Ended              Period from         Year Ended            Year Ended
   March 31, 2002        April 28, 2000 to     March 31, 2002        March 31, 2001
                            March 31, 2001
   $       12,977        $           8,187     $      106,027        $      119,871
            8,838                    1,378            220,150                63,051
           (6,688)                   7,614           (140,905)               62,725
           15,127                   17,179            185,272               245,647


          (14,080)                  (6,438)          (201,945)             (105,960)
           (9,988)                    (382)           (32,590)              (25,294)

          (24,068)                  (6,820)          (234,535)             (131,254)
   ==============           ==============     ==============        ==============

          311,326                  231,658          2,368,807             3,048,940
           21,980                    5,240            220,149               124,599
         (438,740)                 (38,425)        (4,319,543)             (841,610)
         (105,434)                 198,473         (1,730,587)            2,331,929

         (114,375)                 208,832         (1,779,850)            2,446,322
   ==============           ==============     ==============        ==============


          208,832                        0          3,588,537             1,142,215
   $       94,457        $         208,832     $    1,808,687        $    3,588,537

   $          708        $           2,772     $      103,577        $       25,563

                             See accompanying notes | 3.31.02 | Annual Report 19

March 31, 2002

                                                                    Emerging                        Municipal
Amounts in thousands                                                Markets Portfolio            Sector Portfolio
                                                                ------------------------------  ----------------------------------
                                                                                                                       Period from
Increase (Decrease) in Net Assets from:                             Year Ended      Year Ended      Year Ended  August 21, 2000 to
                                                                March 31, 2002  March 31, 2001  March 31, 2002      March 31, 2001
Operations:

Net investment income                                           $       36,633  $       34,849  $        5,873      $        1,242
Net realized gain (loss)                                                14,506          (7,902)          1,224               2,650
Net change in unrealized appreciation (depreciation)                    13,147           4,475          (2,609)              2,344
Net increase resulting from operations                                  64,286          31,422           4,488               6,236
=======================================================         ==============  ==============  ==============      ==============

Distributions to Shareholders:

From net investment income                                             (34,275)        (31,716)         (4,858)               (962)
From net realized capital gains                                              0          (1,530)         (2,925)                  0

Total Distributions                                                    (34,275)        (33,246)         (7,783)               (962)
=======================================================         ==============  ==============  ==============      ==============

Portfolio Share Transactions:

Receipts for shares sold                                               849,065         329,447         127,962              67,208
Issues as reinvestment of distributions                                 31,778          31,541           7,102                 755
Cost of shares redeemed                                               (193,088)       (425,655)        (55,466)             (4,026)
Net increase (decrease) resulting from Portfolio share transactions    687,755          64,667          79,598              63,937

Total Increase (Decrease) in Net Assets                                717,766         (66,491)         76,303              69,211
=======================================================         ==============  ==============  ==============      ==============

Net Assets:

Beginning of period                                                    287,880         354,371          69,211                   0
End of period *                                                 $    1,005,646  $      287,880  $      145,514  $           69,211

*Including net undistributed (overdistributed) investment
income of:                                                      $       13,894  $        1,452  $        2,228  $            3,177

20 Annual Report | 3.31.02 | See accompanying notes

Statements of Cash Flows
For the period ended March 31, 2002

                                                                U.S. Government    Real Return    International
Amounts in thousands                                            Sector Portfolio   Portfolio      Portfolio
                                                                ----------------   -----------    -------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Portfolio shares                                           $  1,743,748   $   311,326   $  2,398,807
Redemptions of Portfolio shares                                       (2,601,325)     (438,740)    (4,327,543)
Cash Distributions paid                                                   (7,754)       (2,088)       (14,386)
Proceeds from financing transactions                                    (639,134)      (86,453)    (3,245,588)
                                                                    ------------   -----------   ------------
Net (decrease) from financing activities                              (1,504,465)     (215,955)    (5,188,710)
                                                                    ------------   -----------   ------------

Operating Activities
Purchases of long-term securities and foreign currency               (12,503,703)   (1,762,189)    (9,430,966)
Proceeds from sales of long-term securities and foreign               13,910,463     2,002,599     15,124,640
 currency
Purchases of short-term securities (net)                                 (15,890)         (645)      (663,554)
Net investment income                                                     73,817        12,977        106,022
Changes in other receivables/payables (net)                               30,326       (38,030)        11,341
                                                                    ------------   -----------   ------------
Net increase from operating activities                                 1,495,013       214,712      5,147,483
                                                                    ============   ===========   ============
Net (Decrease) in Cash and Foreign Currency                               (9,452)       (1,243)       (41,227)
                                                                    ============   ===========   ============
Cash and Foreign Currency
Beginning of period                                                        9,452         1,999        163,905
                                                                    ------------   -----------   ------------
End of period                                                       $          0   $       756   $    122,678
                                                                    ------------   -----------   ------------

                             See accompanying notes | 3.31.02 | Annual Report 21

Schedule of Investments
Short-Term Portfolio
March 31, 2002

                                                   Principal
                                                      Amount       Value
                                                      (000s)      (000s)
------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 70.9%

Banking & Finance 18.6%
Bear Stearns Co., Inc.
  5.125% due 02/22/2004 (g)                          $ 1,200     $ 1,200
CIT Group, Inc.
  6.500% due 02/07/2006                                1,000       1,006
First Union Corp.
  7.875% due 07/15/2002                                1,500       1,521
Ford Motor Credit Co.
  2.180% due 03/17/2003 (g)                            1,700       1,672
General Electric Capital Corp.
  6.750% due 09/11/2003                                2,000       2,090
General Motors Acceptance Corp.
  2.125% due 04/05/2004 (g)                            1,000         977
  2.680% due 05/04/2004 (g)                            1,700       1,677
  3.110% due 01/20/2004 (g)                            1,000         989
Golden West Financial Corp.
  6.700% due 07/01/2002                                4,500       4,544
Household Finance Corp.
  2.515% due 08/07/2003 (g)                            1,100       1,092
  5.750% due 01/30/2007                                1,000         964
MBNA America Bank NA
  2.436% due 05/12/2004 (g)                            1,100       1,096
Nacional Financiera
  3.765% due 05/08/2003 (g)                            2,500       2,543
                                                               ---------
                                                                  21,371
                                                               =========
Industrials 23.6%
Clear Channel Communications, Inc.
  2.550% due 06/15/2002 (g)                            1,000       1,001
ConAgra Foods, Inc.
  2.621% due 09/10/2003 (g)                            1,600       1,602
Conoco, Inc.
  2.596% due 10/15/2002 (g)                            2,300       2,303
Cox Communications, Inc.
  6.500% due 11/15/2002                                  880         893
DaimlerChrysler North America Holding Corp.
  2.120% due 09/16/2002 (g)                            2,000       1,992
  2.341% due 08/16/2004 (g)                            1,400       1,367
Dynegy Holdings, Inc.
  6.875% due 07/15/2002                                  400         401
International Paper Co.
  8.000% due 07/08/2003                                1,150       1,205
Kinder Morgan, Inc.
  2.792% due 10/10/2002                                1,100       1,100
  6.450% due 03/01/2003                                  600         611
Kroger Co.
  7.150% due 03/01/2003                                1,500       1,546
Safeway, Inc.
  6.050% due 11/15/2003                                1,700       1,749
Tele-Communications, Inc.
  8.250% due 01/15/2003                                1,050       1,077
Time Warner, Inc.
  9.625% due 05/01/2002                                3,000       3,015
Transocean Sedco, Inc.
  6.500% due 04/15/2003                                  500         511
Viacom, Inc.
  8.375% due 06/15/2002                                1,000       1,011
Walt Disney Co.
  5.600% due 08/05/2002                                3,150       3,183
Waste Management, Inc.
  6.500% due 12/15/2002                                  900         913
Weyerhaeuser Co.
  3.045% due 09/15/2003 (g)                            1,700       1,700
                                                                --------
                                                                  27,180
                                                                ========
Utilities 28.7%
ALLETE, Inc.
  3.240% due 10/20/2003 (g)                            2,000       2,004
AT&T Corp.
  6.500% due 11/15/2006                                1,000         983
British Telecom PLC
  7.875% due 12/15/2005                                1,000       1,063
Carolina Power & Light Energy, Inc.
  2.330% due 07/29/2002 (g)                            4,900       4,889
Deutsche Telekom AG
  7.750% due 06/15/2005                                5,000       5,208
Dominion Resources, Inc.
  2.520% due 09/16/2002 (g)                            1,100       1,101
Entergy Mississippi, Inc.
  7.750% due 02/15/2003                                  600         618
France Telecom
  3.613% due 03/14/2003 (g)                            1,600       1,605
Indiana Michigan Power Co.
  2.706% due 09/03/2002 (g)                            3,900       3,901
Ohio Edison Co.
  7.375% due 09/15/2002                                1,500       1,525
Pacific Gas & Electric Co.
  7.057% due 10/31/2049 (g)(h)                         1,500       1,530
Public Service Electric & Gas Co.
  6.125% due 08/01/2002                                  690         697
Southern California Edison Co.
  4.060% due 05/01/2002 (g)                            1,900       1,834
TXU Corp.
  2.600% due 06/15/2003 (g)                            1,500       1,502
Verizon Wireless, Inc.
  2.270% due 12/17/2003 (g)                            1,000       1,001
Williams Cos., Inc.
  6.200% due 08/01/2002                                3,000       2,994
WorldCom, Inc.
  7.375% due 01/15/2003                                  500         475
                                                                --------
                                                                  32,930
                                                                --------
Total Corporate Bonds & Notes                                     81,481
                                                                ========
(Cost $81,388)

   MORTGAGE-BACKED SECURITIES 33.5%

Collateralized Mortgage Obligations 8.7%
Bear Stearns Adjustable Rate Mortgage Trust
  6.299% due 01/25/2032 (g)                            1,262       1,262
Chase Mortgage Finance Corp.
  6.550% due 08/25/2028                                  602         610
  6.750% due 08/25/2029                                3,502       3,545
Fannie Mae
  1.981% due 06/25/2008 (g)                               32          32
  6.150% due 10/25/2007                                    8           8
  6.500% due 10/25/2007                                   34          34
  6.500% due 03/25/2019                                  156         157
Freddie Mac
  5.750% due 03/15/2009                                  490         500
  6.250% due 05/15/2019                                  193         194
  7.250% due 06/15/2007                                  536         536
Norwest Asset Securities Corp.
  6.750% due 09/25/2027                                1,600       1,625
Structured Asset Mortgage Investments, Inc.
  6.050% due 02/25/2029                                1,509       1,512
                                                                --------
                                                                  10,015
                                                                ========
Government National Mortgage Association 24.8%
  5.000% due 09/20/2029 (g)                            5,247       5,307
  6.500% due 10/20/2029 (g)                           22,677      23,105
                                                                --------
                                                                  28,412
                                                                --------
Total Mortgage-Backed Securities                                  38,427
                                                                ========
(Cost $38,267)

   ASSET-BACKED SECURITIES 5.2%

AFC Home Equity Loan Trust
  2.070% due 12/22/2027 (g)                              663         664
Arcadia Automobile Receivables Trust
  5.670% due 08/15/2006                                  465         474
  6.000% due 11/17/2003                                  412         415
Capital Asset Research Funding LP
  6.400% due 12/15/2004                                3,002       3,036
Contimortgage Home Equity Loan Trust
  6.440% due 12/15/2012                                  645         647
EQCC Home Equity Loan Trust
  6.223% due 06/25/2011                                  604         607
GMAC Mortgage Corp. Loan Trust
  2.110% due 11/18/2015 (g)                               29          30
Residential Asset Mortgage Products, Inc.
  1.890% due 04/25/2016 (g)                               83          83
                                                                --------
Total Asset-Backed Securities                                      5,956
                                                                ========
(Cost $5,903)

22 Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)
---------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 1.7%

Utilities 1.7%
Nabors Industries, Inc.
  0.000% due 06/20/2020                                 $ 3,000   $   1,973
                                                                  ---------
Total Convertible Bonds & Notes                                       1,973
                                                                  =========
(Cost $1,905)

   SHORT-TERM INSTRUMENTS 3.9%

Commercial Paper 2.0%
AT&T Corp.
  3.325% due 08/06/2002                                   2,300       2,300
                                                                  ---------

Repurchase Agreement 1.8%
State Street Bank
  1.550% due 04/01/2002                                   2,116       2,116
                                                                  ---------
  (Dated 03/28/2002. Collateralized by
  Federal Home Loan Bank 5.000%
  due 02/28/2003 valued at $2,160.
  Repurchase proceeds are $2,116.)

U.S. Treasury Bills 0.1%
  1.726% due 05/02/2002 (b)(i)                              115         115
                                                                  ---------

Total Short-Term Instruments                                          4,531
                                                                  =========
(Cost $4,531)

Total Investments (a) 115.2%                                      $ 132,368
(Cost $131,994)

Written Options (c) 0.0%                                                (50)
(Premiums $44)

Other Assets and Liabilities (Net) (15.2%)                          (17,450)
                                                                  ---------
Net Assets 100.0%                                                 $ 114,868
                                                                  =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $131,994 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                              $     758

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                   (384)
                                                                  ---------

Unrealized appreciation-net                                       $     374
                                                                  =========

(b) Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                         # of      Unrealized
Type                                                Contracts  (Depreciation)
------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2002)                        6          $    (2)
Eurodollar December Futures (12/2002)                      28               (1)
                                                                       --------
                                                                       $   (19)
                                                                       ========

(c) Premiums received on written options:

                                                    # of
Type                                           Contracts    Premium     Value
-------------------------------------------------------------------------------
Call - CME Eurodollar December Futures
  Strike @ 97.250 Exp. 12/16/2002                  36        $ 19      $     5

Put - CME Eurodollar December Futures
  Strike @ 96.250 Exp. 12/16/2002                  36          25           45
                                                           -------------------
                                                             $ 44      $    50
                                                           ===================

(d) A reverse repurchase agreement was entered into on March 25, 2002 paying interest at 1.800%. The following security was segregated as collateral for the reverse repurchase agreement:

Type                                                     Maturity       Value
-----------------------------------------------------------------------------
Government National Mortgage Assn. 5.500%              04/23/2002   $  18,773
                                                                    ---------

(e) Swap agreements outstanding at March 31, 2002:

                                                                   Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                        $ 5,000      $   (366)

Receive floating rate based on 3-month LIBOR plus
1.000% and pay to the counter-party the notional amount of $3,000 in exchange for shares of Nabors
Industries, Inc. due 06/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                          1,825          (158)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                          1,100           (67)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft
Foods, Inc. 5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002                                          1,600            (3)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                          1,500             0

Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of South Africa 9.125% due 05/19/2009.

Broker: J.P. Morgan Chase & Co.
Exp. 07/28/2003                                            600             1

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of the Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston
Exp. 03/08/2003                                            400             0
                                                                    --------
                                                                    $   (593)
                                                                    ========

(f) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                          Coupon
Type                         (%)    Maturity     Par   Value       Proceeds
---------------------------------------------------------------------------
U.S. Treasury Note         5.500   05/15/2009    700   $709        $   711
                                                       --------------------
(g) Variable rate security. The rate listed is as of March 31, 2002.

(h) Security is in default.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                           See accompanying notes | 3.31.02 | 23

Schedule of Investments
U.S. Government Sector Portfolio
March 31, 2002
                                               Principal
                                                  Amount               Value
                                                  (000s)              (000s)
----------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 14.1%

Banking & Finance 9.2%
Bank One Corp.
   2.050% due 05/07/2002 (g)                     $ 2,400             $ 2,400
Bankunited FSB
   5.400% due 02/02/2004                           3,000               3,057
Bear Stearns Co., Inc.
   2.331% due 06/01/2004 (g)                       2,000               1,989
Bombardier Capital Trust I
   2.550% due 06/09/2032 (g)                       2,500               2,292
CIT Group, Inc.
   2.326% due 04/07/2003 (g)                         300                 297
Donaldson, Lufkin & Jenrette, Inc.
   2.236% due 07/18/2003 (g)                       3,000               3,009
Ford Motor Credit Co.
   2.017% due 02/13/2003 (g)                       3,000               2,958
   2.120% due 07/19/2004 (g)                       1,800               1,725
   2.156% due 07/18/2005 (g)                       6,300               5,947
General Motors Acceptance Corp.
   2.126% due 04/05/2004 (g)                         800                 782
Household Bank
   1.997% due 10/22/2003 (g)                       3,000               2,977
Lehman Brothers Holdings, Inc.
   2.264% due 04/04/2003 (g)                       2,100               2,104
MBNA America Bank NA
   2.050% due 04/25/2002 (g)                         800                 800
Merrill Lynch & Co.
   2.201% due 05/21/2004 (g)                       2,300               2,303
Morgan Stanley, Dean Witter & Co.
   2.020% due 04/22/2004 (g)                       5,800               5,788
National Australia Bank Ltd.
   2.535% due 05/19/2010 (g)                       2,500               2,504
Postal Square LP
   6.500% due 06/15/2022                           4,604               4,596
Protective Life Funding Trust
   2.120% due 01/17/2003 (g)                       1,500               1,503
Washington Mutual Bank
   2.210% due 05/14/2004 (g)                       2,850               2,846
                                                                  ----------
                                                                      49,877
                                                                  ==========
Industrials 2.5%
Clear Channel Communications, Inc.
   2.550% due 06/15/2002 (g)                       5,000               5,003
Cox Enterprises, Inc.
   2.760% due 05/01/2033 (g)                       2,000               2,014
DaimlerChrysler North America Holding Corp.
   2.230% due 08/16/2004 (g)                       7,000               6,836
                                                                  ----------
                                                                      13,853
                                                                  ==========

Utilities 2.4%
Deutsche Telekom AG
   7.750% due 06/15/2005                          10,000              10,415
Scana Corp.
   2.477% due 07/15/2002 (g)                       2,900               2,902
                                                                  ----------
                                                                      13,317
                                                                  ----------
Total Corporate Bonds & Notes                                         77,047
                                                                  ==========
(Cost $77,323)

   MUNICIPAL BONDS & NOTES 1.2%

California 1.2%
Kern County California Pension Obligation
Revenue Bonds, (MBIA Insured), Series 1995
7.260% due 08/15/2014                              6,000               6,293
                                                                  ----------
Total Municipal Bonds & Notes                                          6,293
                                                                  ==========
(Cost $6,256)

   U.S. GOVERNMENT AGENCIES 54.0%

Fannie Mae
   0.000% due 10/09/2019                         166,600              50,705
   4.600% due 04/17/2003                           3,260               3,264
   6.130% due 06/03/2004                           1,000               1,006
   6.210% due 08/06/2038 (f)                      36,277              34,656
   7.125% due 01/15/2030                           5,000               5,355
   7.250% due 05/15/2030 (f)                      15,000              16,323

Federal Farm Credit Bank
   5.750% due 01/18/2011                           6,200               6,070
   6.000% due 03/07/2011 (f)                      25,550              25,421
   7.310% due 05/23/2003                           3,285               3,309
   7.350% due 05/08/2030                           3,000               3,315
Federal Home Loan Bank
   0.000% due 12/21/2018                           8,000               2,435
Financing Corp.
   0.000% due 05/11/2018                         130,000              43,162
Freddie Mac
   6.750% due 09/15/2029                           9,981              10,230
   6.750% due 03/15/2031 (f)                       9,000               9,262
   7.000% due 03/15/2010 (f)                      17,000              18,159
Resolution Funding Strip
   0.000% due 10/15/2020 (f)                     122,300              36,377
   0.000% due 01/15/2030                          10,000               1,691
Small Business Administration
   5.340% due 11/01/2021                           1,000                 940
   7.449% due 08/01/2010                           2,337               2,486
Tennessee Valley Authority
   7.125% due 05/01/2030                          10,000              10,688
   7.140% due 05/23/2012                           9,000               9,643
                                                                  ----------
Total U.S. Government Agencies                                       294,497
                                                                  ==========
(Cost $308,441)

   U.S. TREASURY OBLIGATIONS 45.3%

Treasury Inflation Protected Securities (i)
   3.375% due 04/15/2032                           6,784               6,736
   3.625% due 07/15/2002 (b)                      16,254              16,531
   3.625% due 04/15/2028 (f)                      38,759              39,480
   3.875% due 04/15/2029 (f)                       4,847               5,152
   4.250% due 01/15/2010                           5,263               5,603
U.S. Treasury Bonds
   6.000% due 02/15/2026 (f)                      20,000              19,907
   8.125% due 08/15/2019                           3,000               3,674
   8.750% due 08/15/2020 (f)                      22,200              28,884
   8.875% due 08/15/2017 (f)                      27,100              34,959
  10.625% due 08/15/2015 (f)                      55,000              79,172
U.S. Treasury Strips
   0.000% due 05/15/2013 (i)                      13,000               6,712
                                                                  ----------
Total U.S. Treasury Obligations                                      246,810
                                                                  ==========

(Cost $254,213)

   MORTGAGE-BACKED SECURITIES 31.5%

Collateralized Mortgage Obligations 17.9%
Bank of America Mortgage Securities, Inc.
   7.250% due 02/25/2031                           6,002               6,069
Bear Stearns Adjustable Rate Mortgage Trust
   6.195% due 02/25/2032 (g)                       6,228               6,201
   6.296% due 01/25/2032 (g)                       2,777               2,776
Fannie Mae
   5.500% due 02/25/2024                           6,576               5,774
   6.000% due 12/25/2031                           7,460               6,225
Federal Agricultural Mortgage Corp.
   7.238% due 07/25/2011 (g)                       3,599               3,664
Freddie Mac
   6.000% due 12/15/2028                          12,001              10,311
   6.000% due 05/15/2029                             118                  98
   6.000% due 12/15/2031                           2,842               2,367
   6.500% due 02/15/2032                           3,502               3,085
   7.000% due 10/15/2030                          16,000              16,168
   8.000% due 02/13/2017                           6,000               5,799
Residential Funding Mortgage Securities I
   7.500% due 04/25/2027                             904                 930
   7.500% due 11/25/2030                           6,612               6,729
Sears Mortgage Securities
   6.300% due 07/25/2019 (g)                       1,635               1,633
Small Business Investment Cos.
   8.017% due 02/10/2010                          12,214              13,359
United Mortgage Securities Corp.
   6.394% due 06/25/2032 (g)                       3,764               3,794
Washington Mutual, Inc.
   4.572% due 01/25/2041 (g)                       2,904               2,907
                                                                  ----------
                                                                      97,889
                                                                  ==========

24 Annual Report | 3.31.02 | See accompanying notes

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
Fannie Mae 4.9%
   6.000% due 05/16/2017                                $  25,000    $  24,813
   6.555% due 12/01/2022 (g)                                  270          280
   6.973% due 01/01/2029 (g)                                1,572        1,622
                                                                     ---------
                                                                        26,715
                                                                     =========
Government National Mortgage Association 8.7%
   6.000% due 05/20/2030 (g)                                5,150        5,227
   6.250% due 02/20/2030 (g)                               21,061       21,301
   6.375% due 04/20/2023-02/20/2026 (g)(h)                  9,411        9,630
   6.750% due 07/20/2025-08/20/2026 (g)(h)                  9,695        9,933
   7.625% due 10/20/2023-10/20/2024 (g)(h)                  1,298        1,333
                                                                     ---------
                                                                        47,424
                                                                     ---------
Total Mortgage-Backed Securities                                       172,028
                                                                     =========
(Cost $170,520)

   ASSET-BACKED SECURITIES 7.9%

Advanta Revolving Home Equity Loan Trust
   2.220% due 01/25/2024 (g)                                  915          917
Bayview Financial Acquisition Trust
   2.240% due 11/25/2030 (g)                                3,000        3,011
Contimortgage Home Equity Loan Trust
   2.106% due 08/15/2028 (g)                                  100          100
CS First Boston Mortgage Securities Corp.
   2.160% due 12/15/2030 (g)                                2,903        2,903
Household Consumer Loan Trust
   2.320% due 08/15/2006 (g)                                1,273        1,258
HPSC Equipment Receivables LLC
   2.150% due 10/22/2007 (g)                                9,805        9,811
Metris Master Trust
   2.500% due 04/20/2006 (g)                                1,700        1,703
NPF XII, Inc.
   2.524% due 11/01/2003 (g)                               10,000       10,000
Provident Bank Equipment Lease Trust
   2.150% due 11/25/2011 (g)                                9,769        9,802
Sallie Mae
   2.512% due 04/25/2007 (g)                                2,003        2,007
SallieMae
   4.373% due 01/25/2007 (g)                                  575          576
Signet HELOC Trust
   2.120% due 06/20/2004 (g)                                  998          999
                                                                     ---------
Total Asset-Backed Securities                                           43,087
                                                                     =========
(Cost $ 43,042)

   SUPRANATIONAL 0.9%

International Bank for Reconstruction & Development
   0.000% due 06/01/2010                                    8,000        4,774
                                                                     ---------
Total Supranational                                                      4,774
                                                                     =========
(Cost $ 5,018)

   PURCHASED CALL OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 99.750 Exp. 06/17/2002                         60,000            0
                                                                     ---------
Total Purchased Call Options (Cost $ 1)                                      0
                                                                     =========

   PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/17/2002                      3,440,000           22
   Strike @ 92.250 Exp. 06/17/2002                        400,000            2
   Strike @ 95.000 Exp. 06/17/2002                      3,300,000           41
   Strike @ 94.750 Exp. 06/17/2002                         70,000            1
   Strike @ 93.500 Exp. 06/17/2002                        470,000            3
                                                                     ---------
Total Purchased Put Options                                                 69
                                                                     =========
(Cost $95)

   CONVERTIBLE BONDS & NOTES 1.2%

Utilities 1.2%
Nabors Industries, Inc.
   0.000% due 06/20/2020                                   10,000        6,575
                                                                     ---------
Total Convertible Bonds & Notes                                          6,575
                                                                     =========
(Cost $6,348)

   SHORT-TERM INSTRUMENTS 8.0%

Commercial Paper 4.7%
BP Amoco Capital PLC
   1.850% due 04/01/2002                                   20,000       20,000
Fannie Mae
   1.750% due 05/08/2002 (b)                                5,400        5,390
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                                  150          150
                                                                     ---------
                                                                        25,540
                                                                     =========

Repurchase Agreement 1.0%
State Street Bank
   1.550% due 04/01/2002
   (Dated 03/28/2002. Collateralized by Fannie Mae
   6.625% due 11/15/2010 valued at $5,734.
   Repurchase proceeds are $5,621.)                         5,620        5,620
                                                                     ---------

U.S. Treasury Bills 2.3%
   1.684% due 05/02/2002 (b)(h)                            12,640       12,621
                                                                     ---------

Total Short-Term Instruments                                            43,781
                                                                     =========
(Cost $43,781)

Total Investments (a) 164.1%                                         $ 894,961
                                                                     =========
(Cost $915,038)

Written Options (c) (0.2%)                                              (1,097)
(Premiums $ 1,067)

Other Assets and Liablities (Net) (63.9%)                             (348,570)
                                                                     ---------

Net Assets 100.0%                                                    $ 545,294
                                                                     =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $915,417 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   5,263

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (25,719)
                                                                     ---------

Unrealized depreciation-net                                          $ (20,456)
                                                                     =========

(b) Securities with an aggregate market value of $23,304 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                  Unrealized
                                                      # of     Appreciation/
Type                                             Contracts    (Depreciation)
-----------------------------------------------------------------------------
Eurodollar September Futures (09/2002)                 351         $     202
Eurodollar December Futures (12/2002)                  749              (380)
U.S. Treasury 10 Year Note (06/2002)                   334                42
U.S. Treasury 30 Year Bond (06/2002)                   150              (130)
                                                                   ---------
                                                                   $    (266)
                                                                   =========


                                           See accompanying notes | 3.31.02 | 25

U.S. Government Sector Portfolio
March 31, 2002

--------------------------------------------------------------------------------

(c) Premiums received on written options:

                                                     # of
Type                                            Contracts     Premium      Value
--------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.140 Exp. 05/23/2002               9,000,000    $    159   $      5

Put - CME Eurodollar June Futures
   Strike @ 97.000 Exp. 06/17/2002                    102          56          4

Put - CME Eurodollar September Futures
   Strike @ 96.500 Exp. 09/16/2002                    102          79         51

Put - CME Eurodollar December Futures
   Strike @ 96.250 Exp. 12/16/2002                    717         625        896

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 100.000 Exp. 05/25/2002                   311         148        141
                                                             -------------------
                                                             $  1,067   $  1,097
                                                             ===================

(d) Swap agreements outstanding at March 31, 2002:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/16/2005                                     $   10,000       $     (733)

Receive floating rate based on 3-month LIBOR plus
1.000% and pay to the counterparty the notional amount of $10,000 in exchange for shares of Nabors
Industries, Inc. due 06/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                          6,084             (525)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                         10,300             (584)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                         19,200             (813)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                         30,000               70

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                          2,300              (17)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%

Broker: Goldman Sachs
Exp. 06/17/2012                                         11,000               53

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/18/2012                                     $   10,500       $      (72)
                                                                     ----------
                                                                     $   (2,621)
                                                                     ==========

(e) Short sales open at March 31, 2002 were as follows:

                       Coupon
Type                      (%)      Maturity        Par       Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Bond      5.375     02/15/2031    55,000   $  51,653   $    52,032
                                                         -----------------------

(f) Security, or a portion thereof, subject to financing transaction.

(g) Variable rate security. The rate listed is as of March 31, 2002.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i) Principal amount of the security is adjusted for inflation.

26 Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Investment Grade Corporate Portfolio
March 31, 2002

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 80.4%

Banking & Finance 25.5%
Ahmanson & Co.
   8.250% due 10/01/2002 (i)                        $      600         $     614
Allstate Corp.
   6.900% due 05/15/2038                                25,000            23,867
AMERCO
   7.200% due 04/01/2002                                 1,000             1,000
American Express Co.
   5.500% due 09/12/2006                                10,000             9,946
Associates Corp. of North America
   5.750% due 11/01/2003                                10,000            10,297
   8.250% due 10/15/2004                                 2,000             2,157
Atlas Reinsurance PLC
   1.000% due 01/07/2005 (i)                             1,000             1,009
Avalon Bay Communities Inc.
   6.500% due 02/15/2003                                   400               411
Bank of America Corp
   6.875% due 02/15/2005                                   605               632
   7.250% due 10/15/2025                                11,470            11,652
   7.400% due 01/15/2011                                22,000            23,268
   7.800% due 02/15/2010                                20,765            22,463
Bank One Corp.
   5.900% due 11/15/2011                                25,000            23,948
   6.500% due 02/01/2006                                10,000            10,347
   8.000% due 04/29/2027                                 9,295            10,163
Bear Stearns Cos., Inc.
   2.390% due 12/01/2003 (i)                             4,000             4,004
   2.510% due 05/24/2004 (i)                            10,200            10,193
   6.150% due 03/02/2004                                 2,300             2,364
   6.200% due 03/30/2003                                 5,400             5,540
Beaver Valley Funding Corp.
   9.000% due 06/01/2017                                 5,500             5,871
Capital One Bank
   6.760% due 07/23/2002                                   800               797
Cedar Brakes II LLC
   9.875% due 09/01/2013                                 9,500             9,812
Chrysler Financial Corp. LLC
   2.026% due 07/17/2002 (i)                             5,000             4,987
   2.041% due 08/08/2002 (i)                             1,500             1,495
Chubb Corp.
   6.800% due 11/15/2031                                20,000            19,328
CIT Group, Inc.
   2.325% due 04/07/2003 (i)                             3,000             2,971
   6.375% due 08/01/2002                                 5,724             5,769
   6.500% due 06/14/2002                                 5,000             5,009
   6.500% due 02/07/2006                                 4,055             4,081
   6.625% due 06/15/2005                                 7,840             7,793
Citigroup, Inc.
   6.000% due 02/21/2012                                49,000            47,410
   6.500% due 01/18/2011                                 2,000             2,013
Credit Asset Receivable LLC
   6.274% due 10/31/2003                                   217               214
Credit Suisse First Boston USA, Inc.
   6.500% due 01/15/2012                                 5,000             4,920
ERP Operating LP
   7.125% due 10/15/2017                                 4,000             3,867
Export-Import Bank Korea
   7.100% due 03/15/2007                                 2,000             2,100
Finova Group, Inc.
   7.500% due 11/15/2009                                   525               185
First Industrial LP
   7.500% due 12/01/2017                                 2,300             2,165
   7.600% due 07/15/2028                                 4,500             4,236
First Security Corp.
   5.875% due 11/01/2003                                 1,000             1,031
Fleet Boston Financial Corp.
   7.375% due 12/01/2009                                10,745            11,177
Ford Motor Credit Co.
   2.170% due 06/02/2003 (i)                             5,500             5,400
   2.170% due 11/24/2003 (i)                             7,000             6,803
   2.180% due 03/17/2003 (i)                             1,800             1,771
   2.358% due 06/30/2005 (i)                             5,000             4,726
   5.750% due 02/23/2004                                 7,300             7,269
   6.125% due 04/28/2003                                 3,600             3,641
   6.700% due 07/16/2004                                 2,500             2,534
   6.750% due 05/15/2005                                 1,000               996
   6.875% due 02/01/2006                                 3,900             3,881
   7.500% due 03/15/2005                                 6,000             6,096
Gemstone Investors Ltd.
   7.710% due 10/31/2004                                28,755            28,723
General Motors Acceptance Corp.
   2.010% due 08/18/2003 (i)                             2,000             1,970
   2.045% due 07/21/2003 (i)                             2,000             1,974
   2.050% due 02/14/2003 (i)                             2,000             1,984
   2.071% due 03/10/2003 (i)                             6,500             6,436
   2.125% due 04/05/2004 (i)                               500               489
   2.125% due 04/05/2004 (i)                             2,700             2,638
   2.210% due 08/04/2003 (i)                            18,300            18,068
   2.223% due 01/17/2003 (i)                            20,300            20,209
   2.410% due 05/16/2003 (i)                            10,000             9,916
   5.750% due 11/10/2003                                 2,200             2,218
   5.800% due 03/12/2003                                50,000            50,781
   5.875% due 01/22/2003                                 1,500             1,519
   6.125% due 09/15/2006                                10,000             9,908
   6.450% due 11/13/2002                                 1,000             1,022
   6.875% due 09/15/2011                                21,000            20,322
   7.000% due 02/01/2012                                 4,000             3,903
   7.050% due 04/24/2002                                   500               501
   8.000% due 11/01/2031                                20,000            20,075
Golden West Financial Corp.
   7.250% due 08/15/2002                                11,000            11,174
Goldman Sachs Group, Inc.
   5.900% due 01/15/2003                                 1,000             1,023
Heller Financial, Inc.
   7.125% due 09/28/2004                                 9,000             9,534
   7.875% due 05/15/2003                                 1,700             1,787
Household Capital Trust III
   1.558% due 06/26/2004 (i)                             2,175             2,061
Household Finance Corp.
   6.375% due 10/15/2011                                15,000            14,180
   6.750% due 05/15/2011                                 6,000             5,832
   7.200% due 07/15/2006                                16,800            17,271
   8.000% due 05/09/2005                                10,000            10,533
HSBC Capital Funding LP
   9.547% due 12/31/2049 (i)                             3,500             4,041
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (i)                             9,000            10,188
Landesbank Baden-Wuerttemberg
   6.350% due 04/01/2012                                20,000            19,954
Lehman Brothers Holdings, Inc.
   0.000% due 03/25/2028                                 1,381               168
   8.800% due 03/01/2015                                   700               794
LG&E Capital Corp.
   6.205% due 05/01/2004                                 1,000             1,020
MBNA America Bank
   2.395% due 12/10/2002 (i)                               900               897
Midamerican Funding LLC
   6.927% due 03/01/2029                                16,210            14,948
Morgan Stanley Dean Witter & Co.
   6.600% due 04/01/2012                                25,000            24,745
   7.250% due 04/01/2032                                13,500            13,460
Morgan Stanley Tracers
   7.201% due 09/15/2011                               100,100           101,647
National Rural Utilities Cooperative Finance Corp.
   8.000% due 03/01/2032                                50,000            51,406
NBD Bank North America
   8.250% due 11/01/2024                                11,795            13,047
Pemex Finance Ltd.
   5.720% due 11/15/2003                                   481               490
PP&L Capital Funding, Inc.
   7.700% due 11/15/2002                                 2,800             2,871
   7.750% due 04/15/2005                                 8,000             8,466
Prudential Holdings, LLC
   8.695% due 12/18/2023                                15,000            15,615
Qwest Capital Funding, Inc.
    2.320% due 07/08/2002 (i)                            4,800             4,681
    6.500% due 11/15/2018                               10,000             7,011
    6.875% due 07/15/2028                                3,760             2,664
    7.000% due 08/03/2009                                  600               489

                                           See accompanying notes | 3.31.02 | 27

Investment Grade Corporate Portfolio
March 31, 2002

                                                         Principal
                                                            Amount       Value
                                                            (000s)       (000s)
------------------------------------------------------------------------------
  7.250% due 02/15/2011                                   $ 37,150    $ 30,226
  7.625% due 08/03/2021                                      4,000       3,117
Redwood Capital II Ltd.
  5.018% due 01/01/2004 (i)                                 20,000      20,000
Royal Bank of Scotland Group PLC
  8.817% due 03/31/2049                                      7,500       8,030
  9.118% due 03/31/2049                                     10,000      11,345
Secured Finance, Inc.
  9.050% due 12/15/2004                                        250         277
Security Capital Group, Inc.
  7.700% due 06/15/2028                                      5,000       4,882
Societe Generale
  9.875% due 07/15/2003                                      1,900       2,044
Targeted Return Index Securities Trust
  6.858% due 01/15/2012 (i)                                100,000     101,425
  7.664% due 01/15/2032 (i)                                100,000     103,897
US Bank of North America
  6.300% due 07/15/2008                                     10,000       9,984
Wachovia Corp.
  6.800% due 06/01/2005                                     10,000      10,536
  7.550% due 08/18/2005                                     10,000      10,676
Wells Fargo Financial, Inc.
  5.450% due 05/03/2004                                      6,500       6,648
                                                                     ---------
                                                                     1,261,963
                                                                     =========
Industrials 26.9%
Albertson's, Inc.
  7.450% due 08/01/2029                                     10,000      10,018
Amerada Hess Corp.
  6.650% due 08/15/2011                                      7,000       6,958
American Airlines, Inc.
  6.978% due 04/01/2011                                      6,000       6,085
  7.024% due 04/15/2011                                      6,150       6,174
  7.858% due 10/01/2011                                     13,500      13,927
  9.710% due 01/30/2007                                      2,196       1,964
 10.610% due 03/04/2011                                        312         305
 10.680% due 03/04/2013                                      1,473       1,446
AOL Time Warner, Inc.
  6.125% due 04/15/2006                                     10,000      10,011
  7.625% due 04/15/2031                                     20,000      19,965
Bae Systems Asset PLC
  6.664% due 09/15/2013                                     34,516      35,240
Beckman Coulter, Inc.
  6.875% due 11/15/2011                                      5,000       4,989
  7.100% due 03/04/2003                                        500         512
Burlington Resources Financing Co.
  7.400% due 12/01/2031                                      8,000       7,966
Champion International Corp.
  7.350% due 11/01/2025                                     20,990      20,537
Chrysler Corp.
  7.450% due 03/01/2027                                      5,000       4,787
Coastal Corp.
  2.460% due 07/21/2003 (i)                                  2,500       2,505
  6.950% due 06/01/2028                                      2,000       1,735
  7.420% due 02/15/2037                                     32,200      28,869
  7.750% due 06/15/2010                                      8,355       8,424
  7.750% due 10/15/2035                                     10,000       9,344
  9.750% due 08/01/2003                                      2,800       2,958
ConAgra Foods, Inc.
  2.621% due 09/10/2003 (i)                                  5,000       5,005
  6.000% due 09/15/2006                                      5,000       5,013
Conoco Funding Co.
  5.450% due 10/15/2006                                      6,000       5,954
Continental Airlines, Inc.
  6.320% due 11/01/2008                                     13,425      13,078
  6.703% due 06/15/2021                                      4,898       4,576
  7.056% due 09/15/2009                                      5,000       4,902
  7.373% due 06/15/2017                                      3,500       3,346
  7.707% due 04/02/2021                                     11,881      11,633
Cox Communications, Inc.
  2.600% due 11/07/2002 (i)                                    500         502
  6.150% due 08/01/2003                                      5,300       5,382
Cox Enterprises, Inc.
  2.760% due 05/01/2033 (i)                                 11,600      11,682
  6.625% due 06/14/2002                                        700         704
  8.000% due 02/15/2007                                      3,000       3,116
CSX Corp.
  2.618% due 06/24/2002 (i)                                  1,000       1,000
DaimlerChrysler North America Holding Corp.
  2.230% due 08/16/2004 (i)                                  2,000       1,953
  2.360% due 08/01/2003 (i)                                  2,000       1,982
  6.400% due 05/15/2006                                      8,000       8,015
  6.590% due 06/18/2002                                     12,870      12,971
  7.300% due 01/15/2012                                     30,000      30,201
  7.400% due 01/20/2005                                     20,000      20,762
  7.750% due 05/27/2003                                     16,500      17,091
  7.750% due 01/18/2011                                     10,000      10,385
Delta Air Lines Equipment Trust
 10.140% due 08/14/2012                                      4,000       3,780
 10.430% due 01/02/2011                                      1,288       1,257
 10.430% due 01/02/2011                                        529         516
 10.430% due 01/02/2011                                        612         597
Delta Air Lines, Inc.
  7.379% due 05/18/2010                                         72          73
  7.570% due 11/18/2010                                     21,540      22,056
  9.200% due 09/23/2014                                      1,750       1,387
 10.500% due 04/30/2016                                      3,900       3,005
 10.570% due 01/02/2007 (h)                                  6,127       5,083
Dynegy-Roseton Danskamme
  7.270% due 11/08/2010                                      5,000       4,653
  7.670% due 11/08/2016                                      3,500       3,338
East Coast Power LLC
  7.066% due 03/31/2012                                      4,965       4,443
Electric Lightwave, Inc.
  6.050% due 05/15/2004                                      5,200       5,051
Federal Paper Board Co.
  8.125% due 07/01/2002                                        600         607
Ford Motor Credit Co.
  7.450% due 07/16/2031                                     25,000      22,672
Fred Meyer, Inc.
  7.375% due 03/01/2005                                     20,890      22,065
Georgia-Pacific Corp.
  8.125% due 06/15/2023                                     12,000      10,103
  8.875% due 05/15/2031                                      2,000       1,889
HCA, Inc.
  8.750% due 09/01/2010                                        750         823
Hilton Hotels Corp.
  7.700% due 07/15/2002                                      3,000       3,019
Kellogg Co.
  6.000% due 04/01/2006                                     10,000      10,110
Kerr-McGee Corp.
  2.653% due 06/28/2004 (i)                                  4,750       4,744
  6.625% due 10/15/2007                                      3,200       3,240
  6.875% due 09/15/2011                                      5,000       5,014
Kinder Morgan, Inc.
  2.792% due 10/10/2002 (i)                                 10,000      10,001
Koninkijke Ahold NV
  8.620% due 01/02/2025                                     12,000      12,761
Koninkijke NV
  8.375% due 10/01/2030                                      2,000       2,042
Kroger Co.
  2.660% due 08/16/2012 (i)                                  5,000       5,001
Limestone Electron Trust
  8.625% due 03/15/2003                                     33,965      34,390
Marathon Oil Corp.
  6.125% due 03/15/2012                                     30,000      28,825
  6.800% due 03/15/2032                                     15,000      14,112
MGM Grand, Inc.
  6.950% due 02/01/2005                                      2,950       2,934
MGM Mirage, Inc.
  8.500% due 09/15/2010                                      5,000       5,224
Midwest Generation LLC
  8.300% due 07/02/2009                                     13,500      13,243
  8.560% due 01/02/2016                                     10,250       9,940
Nabisco, Inc.
  6.125% due 02/01/2033 (i)                                    800         814
Northwest Airlines, Inc.
  6.841% due 04/01/2011                                     10,500      10,173
  7.575% due 09/01/2020                                      4,138       4,064

28 Annual Report | 3.31.02 | See accompanying notes

                                             Principal
                                                Amount               Value
                                                (000s)              (000s)
--------------------------------------------------------------------------
Occidental Petroleum Corp.
  6.400% due 04/01/2003 (i)                   $ 11,500            $ 11,687
  6.750% due 11/15/2002                          5,000               5,089
Park Place Entertainment Corp.
  7.950% due 08/01/2003                          7,000               7,102
Pemex Master Trust
  8.000% due 11/15/2011                         12,000              12,180
Philip Morris Cos., Inc.
  6.800% due 12/01/2003                          1,762               1,829
  7.125% due 10/01/2004                          2,000               2,108
  8.250% due 10/15/2003                          3,600               3,818
Qwest Communications International, Inc.
  7.500% due 11/01/2008                         10,000               8,692
Qwest Corp.
  8.875% due 03/15/2012                         30,000              29,600
R & B Falcon Corp.
  6.750% due 04/15/2005                          2,000               2,055
R.J. Reynolds Tobacco Holdings, Inc.
  7.375% due 05/15/2003                          1,500               1,544
Racers
  2.151% due 05/28/2004 (i)                      1,000                 802
Ralcorp Holdings, Inc.
  8.750% due 09/15/2004                          7,650               8,439
Raytheon Co.
  7.900% due 03/01/2003                            125                 129
  8.200% due 03/01/2006                            200                 214
  8.300% due 03/01/2010                          5,000               5,430
Safeway, Inc.
  7.000% due 09/15/2002                          3,350               3,412
  7.250% due 02/01/2031                          8,000               8,047
Singapore Telecommunications Ltd.
  7.375% due 12/01/2031                         18,500              18,710
Spieker Properties, Inc.
  6.950% due 12/15/2002                          5,000               5,114
  8.000% due 07/19/2005                            500                 535
Suncor Energy, Inc.
  7.150% due 02/01/2032                          4,000               3,959
TCI Communications, Inc.
  2.685% due 04/01/2002 (i)                      2,000               2,000
  2.710% due 03/11/2003 (i)                      7,000               7,016
  6.375% due 05/01/2003                          3,300               3,356
Tele-Communications, Inc.
  7.550% due 09/02/2003                          3,000               3,139
  8.250% due 01/15/2003                          5,000               5,128
  9.650% due 10/01/2003                          2,789               2,877
TELUS Corp.
  8.000% due 06/01/2011                         10,425              10,730
Tenet Healthcare Corp.
  6.500% due 06/01/2012                         20,000              19,337
  6.875% due 11/15/2031                         15,000              13,862
Tennessee Gas Pipeline Co.
  7.625% due 04/01/2037                         20,000              18,606
Time Warner, Inc.
  6.850% due 01/15/2026                         20,300              20,751
  6.875% due 06/15/2018                         25,000              23,564
  7.975% due 08/15/2004                          1,695               1,800
Transcontinental Gas Pipeline Corp.
  7.000% due 08/15/2011                          3,100               2,838
TRW, Inc.
  6.625% due 06/01/2004                            725                 728
  6.650% due 01/15/2028                         10,295               8,603
Tyco International Group SA
  6.375% due 10/15/2011                         10,325               9,208
Union Pacific Corp.
  9.625% due 12/15/2002                            300                 313
United Air Lines, Inc.
  2.120% due 12/02/2002 (i)                     10,949              10,810
  7.186% due 04/01/2011                         14,724              13,157
  7.730% due 07/01/2010                         29,250              26,342
  8.390% due 01/21/2011                          4,357               2,984
 10.020% due 03/22/2014                          2,000               1,588
 10.125% due 03/22/2015                          2,300               2,047
 10.850% due 02/19/2015                          1,000                 642
 11.080% due 03/26/2010                          3,600               1,379
 11.080% due 03/26/2010                          3,600               1,379
 11.080% due 03/26/2010                          3,600               1,379
 11.080% due 03/26/2010                          2,835               1,086
 11.080% due 03/26/2011                          2,835               1,086
Universal Corp.
  8.500% due 02/28/2003                            220                 229
Univision Communications, Inc.
  7.850% due 07/15/2011                          5,650               5,784
Vodafone Group PLC
  7.625% due 02/15/2005                         10,000              10,659
Walmart Bond Lease Corp.
  8.400% due 08/15/2004 (h)                      4,134               4,271
Waste Management, Inc.
  6.375% due 12/01/2003                          9,668               9,751
  6.500% due 12/15/2002                          2,000               2,029
  6.500% due 05/14/2004                          6,500               6,632
  6.500% due 11/15/2008                         35,000              33,579
  6.625% due 07/15/2002                          3,950               3,976
  6.875% due 05/15/2009                          6,900               6,710
  7.000% due 10/01/2004                            624                 637
  7.000% due 10/15/2006                          1,325               1,328
  7.000% due 07/15/2028                         19,415              17,601
  7.100% due 08/01/2026                         11,390              11,533
  7.125% due 10/01/2007                          8,955               8,946
  7.125% due 12/15/2017                          3,325               3,124
  7.375% due 08/01/2010                         12,250              12,194
  7.375% due 05/15/2029                          3,950               3,744
  7.650% due 03/15/2011                         11,859              11,925
  7.700% due 10/01/2002                          2,500               2,542
  8.000% due 04/30/2004                         16,755              17,402
WCG Trust
  8.250% due 03/15/2004                         88,550              89,089
Westvaco Corp.
  7.000% due 08/15/2023                          1,500               1,498
Weyerhaeuser Co.
  3.045% due 09/15/2003 (i)                     24,000              24,002
  5.500% due 03/15/2005                          3,000               2,990
  6.125% due 03/15/2007                          3,500               3,480
  7.375% due 03/15/2032                          2,000               1,955
                                                                 ---------
                                                                 1,332,861
                                                                 =========
Utilities 28.0%
Allegheny Energy Trust
  8.130% due 11/15/2007                         10,000               9,536
ALLETE, Inc.
  2.620% due 10/20/2003 (i)                      1,500               1,503
AT&T Canada, Inc.
  0.000% due 06/15/2008                          1,700                 280
AT&T Corp.
  7.300% due 11/15/2011                         12,500              12,057
  8.000% due 11/15/2031                        163,150             158,915
AT&T Wireless Services, Inc.
  7.875% due 03/01/2011                          4,000               3,998
Baltimore Gas & Electric
  6.750% due 12/15/2002                          3,000               3,062
British Telecom PLC
  3.295% due 12/15/2003 (i)                     15,000              15,153
  7.875% due 12/15/2005                          3,600               3,828
  8.375% due 12/15/2010 (i)                     20,000              21,766
  8.875% due 12/15/2030                         10,000              11,473
Calpine Corp.
  8.500% due 02/15/2011                         43,000              34,351
  8.625% due 08/15/2010                          5,500               4,325
Canadian Natural Resources Ltd.
  7.200% due 01/15/2032                         10,000               9,719
CenturyTel, Inc.
  7.750% due 10/15/2002                          1,700               1,731
Cincinnati Gas & Electric Co.
  6.450% due 02/15/2004                          3,000               3,072
  6.900% due 06/01/2025                          3,000               2,984
Cinergy Corp.
  6.125% due 04/15/2004                          2,000               2,007
Citizens Communications Co.
  8.500% due 05/15/2006                         10,000              10,422
  9.000% due 08/15/2031                          5,000               5,166
Cleveland Electric Illuminating Co.
  6.860% due 10/01/2008                          8,444               8,349

                                           See accompanying notes | 3.31.02 | 29

Investment Grade Corporate Portfolio
March 31, 2002

                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
   7.430% due 11/01/2009                                   $ 12,075    $ 12,065
   7.670% due 07/01/2004                                     11,900      12,490
   9.500% due 05/15/2005                                      6,875       6,892
CMS Energy Co.
   6.125% due 03/15/2004                                      1,000       1,012
Commonwealth Edison Co.
   2.408% due 09/30/2002 (i)                                  1,400       1,400
   2.533% due 09/30/2003 (i)                                  2,000       2,004
   6.150% due 03/15/2012                                     10,000       9,777
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                                      3,000       3,143
Detroit Edison Co.
   7.500% due 02/01/2005                                      8,000       8,451
Deutsche Telekom AG
   8.000% due 06/15/2010                                     32,950      34,390
   8.250% due 06/15/2030                                     50,000      51,760
Devon Financing Corp.
   6.875% due 09/30/2011                                      6,000       5,845
Dominion Resources, Inc.
   2.650% due 09/16/2002 (i)                                  1,000       1,001
   6.000% due 01/31/2003                                      7,130       7,233
   7.600% due 07/15/2003                                      5,000       5,209
Dynegy Holdings, Inc.
   6.000% due 09/15/2003                                      1,500       1,480
   6.250% due 07/15/2002                                      5,000       4,987
   6.875% due 04/01/2011                                      4,500       4,212
   8.125% due 03/15/2005                                      3,875       3,971
El Paso Corp.
   6.750% due 05/15/2009                                      5,000       4,806
   7.750% due 01/15/2032                                      4,800       4,656
   7.800% due 08/01/2031                                     29,675      28,953
   8.050% due 10/15/2030                                     10,000       9,928
El Paso Natural Gas Co.
   8.625% due 01/15/2022                                      7,200       7,617
Entergy Gulf States, Inc.
   3.111% due 06/02/2003 (i)                                 13,000      13,004
   3.211% due 09/01/2004 (i)                                  5,000       5,005
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                                      4,000       4,168
Entergy Mississippi, Inc.
   7.750% due 02/15/2003                                      1,000       1,031
FirstEnergy Corp.
   7.375% due 11/15/2031                                     10,000       9,164
Florida Power Corp.
   6.000% due 07/01/2003                                      4,800       4,912
France Telecom
   3.613% due 03/14/2003 (i)                                 16,400      16,448
   7.200% due 03/01/2006                                      6,700       6,809
   7.750% due 03/01/2011                                     38,200      38,966
   7.750% due 03/01/2011                                     11,450      11,680
   8.500% due 03/01/2031                                     67,775      72,671
   8.500% due 03/01/2031                                      1,900       2,037
Hydro-Quebec
   8.400% due 01/15/2022                                      4,019       4,671
Indiana Michigan Power Co.
   2.525% due 09/03/2002 (i)                                    700         700
IPALCO Enterprises, Inc.
   7.625% due 11/14/2011                                     12,500      11,498
Jersey Central Power & Light Co.
   6.375% due 05/01/2003                                        600         613
Niagara Mohawk Power Co.
   0.000% due 07/01/2010 (g)                                 24,466      23,439
   5.375% due 10/01/2004                                     15,000      15,055
   7.250% due 10/01/2002                                      2,268       2,312
NorAm Energy Corp.
   6.375% due 11/01/2003                                     10,000      10,156
   7.750% due 02/15/2011                                     12,000      11,899
   8.125% due 07/15/2005                                      1,400       1,440
Ohio Power Co.
   7.000% due 07/01/2004                                      4,400       4,540
Pinnacle Partners
   8.830% due 08/15/2004                                     45,680      45,714
Progress Energy, Inc.
   7.000% due 10/30/2031                                      3,000       2,869
PSE&G Power LLC
   7.750% due 04/15/2011                                      7,000       7,191
   8.625% due 04/15/2031                                        385         417
Public Service Electric & Gas Co.
   6.125% due 08/01/2002                                        450         455
   7.190% due 09/06/2002                                      7,150       7,282
Public Service Enterprise Group, Inc.
   2.776% due 05/21/2002 (i)                                  1,500       1,498
   7.000% due 07/03/2002                                      2,000       2,022
Rowan Cos., Inc.
   5.880% due 03/15/2012                                      2,913       2,952
South Carolina Electric & Gas Co.
   6.625% due 02/01/2032                                      6,000       5,830
South Point Energy
   8.400% due 05/30/2012                                     11,500       9,890
Southern California Edison Co.
   4.060% due 05/01/2002 (i)                                  2,000       1,930
Sprint Capital Corp.
   6.000% due 01/15/2007                                     31,000      28,463
   6.875% due 11/15/2028                                     47,350      38,010
   6.900% due 05/01/2019                                      9,720       7,982
   7.625% due 06/10/2002                                      9,704       9,596
   7.625% due 01/30/2011                                     11,515      10,941
   8.375% due 03/15/2012                                     11,000      10,850
   8.750% due 03/15/2032                                     51,000      49,461
TECO Energy, Inc.
   7.000% due 10/01/2015                                      2,500       2,542
Toledo Edison Co.
   7.820% due 03/31/2003                                      4,500       4,660
   7.875% due 08/01/2004                                     14,739      15,359
TXU Corp.
   2.600% due 06/15/2003 (i)                                 20,000      20,025
Verizon New York, Inc.
   6.875% due 04/01/2012                                      7,500       7,480
   7.375% due 04/01/2032                                      6,000       5,970
Virginia Electric & Power Co.
   5.750% due 03/31/2006                                     10,500      10,449
Williams Cos., Inc.
   2.745% due 07/31/2002 (i)                                 23,200      22,859
   6.200% due 08/01/2002                                      9,240       9,223
   6.500% due 11/15/2002                                      4,000       3,981
   7.500% due 01/15/2031                                     10,000       9,012
   7.625% due 07/15/2019                                     30,000      27,648
   7.875% due 09/01/2021                                    105,350      99,746
   8.750% due 03/15/2032                                     69,000      70,871
                                                                     ----------
                                                                      1,382,375
                                                                     ==========
Total Corporate Bonds & Notes                                         3,977,199
                                                                     ==========
(Cost $4,074,847)

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Bank
   6.530% due 12/30/2013                                      1,000         985
                                                                     ----------
Total U.S. Government Agencies                                              985
                                                                     ==========
(Cost $904)

U.S. TREASURY OBLIGATIONS 5.8%

Treasury Inflation Protected Securities
   3.375% due 01/15/2007 (b)(k)                                 559         571
U.S. Treasury Bonds
   5.375% due 02/15/2031                                     87,050      81,752
   5.500% due 08/15/2028 (f)                                215,000     200,505
   8.125% due 08/15/2019                                      3,900       4,776
                                                                     ----------
Total U.S. Treasury Obligations                                         287,604
                                                                     ==========
(Cost $300,421)

MORTGAGE-BACKED SECURITIES 0.2%

Collateralized Mortgage Obligations 0.1%
GS Mortgage Securities Corp.
   6.526% due 08/15/2011                                      5,000       4,861

30 Annual Report | 3.31.02 | See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
6-------------------------------------------------------------------------------
Government National Mortgage Association 0.1%
  8.500% due 07/15/2030-08/15/2030 (j)                    $   3,863 $     4,126
                                                                    -----------
Total Mortgage-Backed Securities                                          8,987
                                                                    ===========
(Cost $9,019)

ASSET-BACKED SECURITIES 0.9%

Conseco Finance Securitizations Corp.
  7.970% due 05/01/2032                                         600         620
Denver Arena Trust
  6.940% due 11/15/2019                                       2,783       2,731
SC International Cater
  3.400% due 03/15/2007 (i)                                       1           1
  3.510% due 03/15/2007 (i)                                       5           4
  3.510% due 03/15/2007 (i)                                   1,773       1,678
  3.510% due 03/15/2007 (i)                                     206         195
Structured Product Asset Trust
  3.216% due 02/12/2003 (i)                                  20,000      19,400
  5.054% due 06/20/2004 (i)                                  10,000       9,950
White Mountain
  4.755% due 12/22/2006                                       9,000       9,045
                                                                    -----------
Total Asset-Backed Securities                                            43,624
                                                                    ===========
(Cost $44,074)

SOVEREIGN ISSUES 2.0%

Republic of Croatia
  2.875% due 07/31/2006 (i)                                   1,524       1,505
United Mexican States
  7.500% due 01/14/2012                                      10,000       9,972
  8.300% due 08/15/2031                                      50,000      49,750
  8.375% due 01/14/2011                                      15,000      15,713
 10.375% due 02/17/2009                                      20,000      23,130
                                                                    -----------
Total Sovereign Issues                                                  100,070
                                                                    ===========
(Cost $98,044)

PURCHASED CALL OPTIONS 0.0%

Interest Rate Swap (OTC)
  4.000% due 04/15/2004
Strike @ 4.000 Exp. 04/11/2002                               52,500          19
                                                                    -----------
Total Purchased Call Options                                                 19
                                                                    ===========
(Cost $331)

PREFERRED SECURITY 0.2%
                                                             Shares
UBS Preferred Funding Trust I
  8.622% due 10/29/2049 (i)                          10,000,000,000      11,079
                                                                    -----------
Total Preferred Security                                                 11,079
                                                                    ===========
(Cost $11,230)
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
SHORT-TERM INSTRUMENTS 1.7%

Commercial Paper 1.6%
AT&T Corp.
  4.525% due 08/06/2002                                   $  21,000      21,000
BP Amoco Capital PLC
  1.850% due 04/01/2002                                      16,000      16,000
Fannie Mae
  1.750% due 05/08/2002 (b)                                     475         474
Freddie Mac
  2.085% due 09/12/2002                                       4,800       4,752
Sprint Capital Corp.
  3.210% due 04/22/2002                                       5,000       4,991
  3.480% due 05/09/2002                                      12,000      11,956
UBS Finance, Inc.
  1.850% due 04/01/2002                                      18,000      18,000
Williams Cos., Inc.
  3.480% due 04/17/2002 (i)                                   4,000       3,994
                                                                    -----------
                                                                         81,167
                                                                    ===========

U.S. Treasury Bills 0.1%
  1.709% due 05/02/2002 (b)(j)                                3,300       3,295
                                                                    -----------
Total Short-Term Instruments                                             84,462
                                                                    ===========
(Cost $84,464)

Total Investments (a) 91.2%                                         $ 4,514,029
(Cost $4,623,334)

Written Options (c) 0.0%                                                      0
(Premiums $358)

Other Assets and Liablities (Net) 8.8%                                  433,440
                                                                    -----------
Net Assets 100.0%                                                   $ 4,947,469
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $4,626,578 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $    25,893

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                   (138,442)
                                                                    -----------
Unrealized depreciation-net                                         $  (112,549)
                                                                    ===========

(b) Securities with an aggregate market value of $1,045 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                 # of                Unrealized
Type                                        Contracts             (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                54               $      (124)
U.S. Treasury 10 Year Note (06/2002)              313                      (793)
U.S. Treasury 30 Year Bond (06/2002)                9                       (42)
10 Year Interest Rate Swap (06/2002)              700                      (394)
                                                                    -----------
                                                                    $    (1,353)
                                                                    ===========

(c) Premiums received on written options:

                                                  # of
Type                                         Contracts      Premium      Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate
  Swap Strike @ 5.600
  Exp. 04/11/2002                           13,000,000        $ 358 $         0

(d) Swap agreements outstanding at March 31, 2002:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                       $  5,000      $     (235)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005                                        350,000          (3,963)

                                           See accompanying notes | 3.31.02 | 31

Investment Grade Corporate Portfolio
March 31, 2002

--------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                           $  40,000  $      443

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                             345,000      (2,795)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                              75,000      (1,187)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/18/2012                                              85,000        (551)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                              14,100         (69)

Receive a fixed rate equal to 0.830% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.

Broker: UBS - Warburg
Exp. 06/15/2004                                              15,000          65

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                              21,800      (1,335)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                              20,000         (18)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                              15,000        (157)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003                                              10,000        (123)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003                                               8,700           2

Pay a fixed rate equal to 0.570% and the Fund will receive from the counterparty at par in the event of default of Duke Capital Corp. 7.250% due 10/01/2004.

Broker: Credit Suisse First Boston
Exp. 08/20/2003                                              10,000          11

Receive a fixed rate equal to 0.720% and the Fund will pay to the counterparty at par in the event of default of Duke Capital Corp. 6.250% due 07/15/2005.

Broker: Merrill Lynch
Exp. 08/20/2003                                            $ 10,000  $      (10)

Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.

Broker: Credit Suisse First Boston
Exp. 04/30/2005                                              40,000         336

Pay a fixed rate equal to 2.400% and the Fund will receive from the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 05/01/2005                                              25,000         118

Pay a fixed rate equal to 3.500% and the Fund will receive from the counterparty at par in the event of default of El Paso Corp. 0.000% due 02/28/2021.

Broker: Merrill Lynch
Exp. 03/15/2003                                               5,000         (73)

Pay a fixed rate equal to 4.500% and the Fund will receive from the counterparty at par in the event of default of El Paso Corp. 6.750% due 05/15/2009.

Broker: Merrill Lynch
Exp. 03/15/2003                                              10,000        (242)

Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.

Broker: Morgan Stanley
Exp. 07/31/2003                                              50,000         (33)

Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of PSE&G Power LLC 7.750% due 04/15/2011.

Broker: Morgan Stanley
Exp. 01/30/2003                                              25,000         (11)

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of TXU Corp. 6.375% due 06/15/2006.

Broker: Lehman Brothers, Inc.
Exp. 01/31/2003                                              50,000         (43)

Receive a fixed rate equal to 4.750% and the Fund will pay to the counterparty at par in the event of default of Corning, Inc. 0.000% due 11/08/2005.

Broker: Morgan Stanley
Exp. 01/31/2003                                              15,000          93

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 4.250% due 09/15/2005.

Broker: Morgan Stanley
Exp. 01/31/2003                                              50,000          89

Receive a fixed rate equal to 1.460% and the Fund will pay to the counterparty at par in the event of defaul of General Motors Acceptance Corp. 6.000% due 04/01/2011.

Broker: Credit Suisse First Boston
Exp. 01/31/2003                                              25,000          52

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.000% due 04/01/2011.

Broker: Goldman Sachs
Exp. 01/31/2003                                              50,000         163

32 Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.

--------------------------------------------------------------------------------
Broker: Goldman Sachs
Exp. 06/01/2003                                           $ 50,000  $        (9)

Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.200% due 09/01/2009.

Broker: Morgan Stanley
Exp. 01/31/2003                                             25,000          (69)

Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.200% due 09/01/2009.

Broker: Credit Suisse First Boston
Exp. 01/31/2003                                             25,000           60

Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.200% due 09/01/2009.

Broker: Goldman Sachs
Exp. 01/31/2003                                             25,000            3

Receive a fixed rate equal to 1.140% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Goldman Sachs
Exp. 01/31/2003                                             50,000       (1,220)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.

Broker: Salomon Brothers, Inc.
Exp. 06/15/2004                                             10,000           30

Receive a fixed rate equal to 9.400% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 7.875% due05/15/2003.


Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                                500           (4)

Receive a fixed rate equal to 5.750% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 7.875% due05/15/2003.


Broker: Morgan Stanley
Exp. 12/01/2002                                             20,000         (148)

Receive a fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 7.500% due 05/15/2011.

Broker: Salomon Brothers, Inc.
Exp. 12/01/2002                                              5,000           56

Receive a fixed rate equal to 6.250% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 6.400% due 08/15/2005.

Broker: Merrill Lynch
Exp. 12/01/2002                                              5,000          (26)

Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Williams Cos., Inc. 6.625% due 11/15/2004.

Broker: Goldman Sachs
Exp. 12/01/2002                                             10,000          (11)

Receive a fixed rate equal to 2.900% and the Fund will pay to the counterparty at par in the event of default of Citizens Communications Co. 9.250% due 05/15/2011.

Broker: UBS - Warburg
Exp. 12/15/2002                                             25,000          (20)

Receive a fixed rate equal to 1.350% and the Fund will pay to the counterparty at par in the event of default of Waste Management, Inc. 6.500% due 11/15/2008.

Broker: Morgan Stanley
Exp. 12/15/2002                                           $ 20,000  $       (23)


Receive a fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 12/15/2002                                             10,000          142

Receive a fixed rate equal to 5.750% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. - WorldCom Group, Inc. 7.500% due 05/15/2011.

Broker: Morgan Stanley
Exp. 12/15/2002                                             10,000         (156)

Receive a fixed rate equal to 5.650% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.750% due 02/15/2012.

Broker: Credit Suisse First Boston
Exp. 03/11/2007                                             15,000         (178)

Receive a fixed rate equal to 3.700% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.750% due 02/15/2012.

Broker: J.P. Morgan Chase & Co.
Exp. 03/11/2007                                             10,000          186

Receive a fixed rate equal to 5.500% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.

Broker: Merrill Lynch
Exp. 05/01/2003                                             20,000          189

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.

Broker: Merrill Lynch
Exp. 03/13/2007                                              5,000           46

Receive a fixed rate equal 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 04/03/2007                                             10,000            0

Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.750% due 01/18/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 03/31/2003                                             25,000            0
                                                                    -----------
                                                                    $   (10,625)
                                                                    ===========
(e) Short sales open at March 31, 2002 were as follows:

                     Coupon
Type                     (%)      Maturity        Par       Value     Proceeds
------------------------------------------------------------------------------
Viacom, Inc.          6.625      05/15/2011    12,500   $  12,536    $  12,938
U.S. Treasury Note    4.875      02/15/2012   136,240     130,753      132,418
                                                        ----------------------
                                                        $ 143,289    $ 145,356
                                                        ======================

(f) Security, or a portion thereof, subject to financing transaction.

(g) Security becomes interest bearing at a future date.

(h) Restricted security.

(i) Variable rate security. The rate listed is as of March 31, 2002.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Principal amount of security is adjusted for inflation.

                                           See accompanying notes | 3.31.02 | 33

Schedule of Investments
High Yield Portfolio
March 31, 2002

                                                   Principal
                                                      Amount       Value
                                                      (000s)      (000s)
-----------------------------------------------------------------------
 CORPORATE BONDS & NOTES 82.9%

Banking & Finance 5.3%
Bluewater Finance Ltd.
  10.250% due 02/15/2012                             $ 1,800    $ 1,881
Cedar Brakes II LLC
   9.875% due 09/01/2013                               1,250      1,291
Credit & Repack Securities Ltd.
  10.250% due 10/30/2006                               1,100      1,100
Finova Group, Inc.
   7.500% due 11/15/2009                               3,100      1,093
Forest City Enterprises, Inc.
   8.500% due 03/15/2008                               1,200      1,218
Gemstone Investors Ltd.
   7.710% due 10/31/2004                               1,900      1,898
General Motors Acceptance Corp.
   2.410% due 05/16/2003 (i)                             169        168
Golden State Holdings
   7.000% due 08/01/2003                                 350        353
   7.125% due 08/01/2005                                 183        181
Hollinger Participation Trust
  12.125% due 11/15/2010 (f)                             843        813
Host Marriott LP
   9.500% due 01/15/2007                               2,850      3,000
JET Equipment Trust
   7.630% due 08/15/2012                                 410        360
  10.000% due 06/15/2012                                 900        739
National Rural Utilities Cooperative Finance Corp.
   8.000% due 03/01/2032                               1,000      1,028
Pemex Master Trust
   8.000% due 11/15/2011                               1,550      1,573
Qwest Capital Funding, Inc.
   7.250% due 02/15/2011                               2,750      2,237
Reliance Group Holdings, Inc.
   9.000% due 11/15/2049 (j)                           1,009         30
Wilmington Trust (Tucson)
  10.732% due 01/01/2013 (h)                           1,851      2,167
                                                                -------
                                                                 21,130
Industrials 63.9%                                               =======
360 Networks, Inc.
  13.000% due 05/01/2008 (j)                           1,010          0
Ackerley Group, Inc.
   9.000% due 01/15/2009                                 650        708
Adelphia Communications Corp.
   9.875% due 03/01/2007                                 200        187
  10.250% due 11/01/2006                                 937        876
  10.250% due 06/15/2011                               3,100      2,821
Airgas, Inc.
   9.125% due 10/01/2011                                 800        852
Alliant Techsystems, Inc.
   8.500% due 05/15/2011                               1,150      1,230
Allied Waste Industries, Inc.
   6.100% due 01/15/2003                                 866        862
   7.875% due 03/15/2005                                 422        422
   7.875% due 01/01/2009                               3,900      3,773
Allied Waste North America, Inc.
   7.625% due 01/01/2006                                 800        776
   8.500% due 12/01/2008                               2,900      2,943
American Cellular Corp.
   9.500% due 10/15/2009                               1,600      1,184
American Media Operation, Inc.
  10.250% due 05/01/2009                               1,561      1,623
American Standard Cos., Inc.
   7.375% due 02/01/2008                               1,100      1,116
AmeriGas Partners LP
   8.875% due 05/20/2011                                  30         31
  10.000% due 04/15/2006                               1,000      1,065
  10.125% due 04/15/2007                                 538        557
AmerisourceBergen Corp.
   8.125% due 09/01/2008                               2,100      2,205
AM-FM, Inc.
   8.000% due 11/01/2008                               1,056      1,109
Amphenol Corp.
   9.875% due 05/15/2007                                 500        530
Arco Chemical Co.
   9.375% due 12/15/2005                               2,000      2,010
Argosy Gaming Co.
   9.000% due 09/01/2011                               1,100      1,166
  10.750% due 06/01/2009                                  75         83
Armkel LLC
   9.500% due 08/15/2009                               1,600      1,712
Avecia Group PLC
  11.000% due 07/01/2009                               1,045      1,092
Ball Corp.
   7.750% due 08/01/2006                                 950        983
Beckman Coulter, Inc.
   7.050% due 06/01/2026                                 600        633
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                               1,800      1,836
   9.625% due 04/15/2009                               1,250      1,283
Boise Cascade Corp.
   7.500% due 02/01/2008                                 800        785
Boyd Gaming Corp.
   8.750% due 04/15/2012                                 600        604
Briggs & Stratton Corp.
   8.875% due 03/15/2011                               1,100      1,171
British Sky Broadcasting Group PLC
   6.875% due 02/23/2009                               1,650      1,555
   7.300% due 10/15/2006                               1,750      1,745
   8.200% due 07/15/2009                               2,600      2,631
Cadmus Communications Corp.
   9.750% due 06/01/2009                                 750        762
Canwest Media, Inc.
  10.625% due 05/15/2011                               1,650      1,823
Century Communications Corp.
   9.500% due 03/01/2005                               1,250      1,206
CF Cable TV, Inc.
   9.125% due 07/15/2007                               2,451      2,460
Charter Communications Holdings LLC
   0.000% due 04/01/2011 (g)                           1,500      1,039
   8.250% due 04/01/2007                                 525        478
   9.625% due 11/15/2009                               1,000        955
  10.000% due 04/01/2009                               3,300      3,184
  10.750% due 10/01/2009                               3,000      3,000
Chesapeake Energy Corp.
   8.500% due 03/15/2012                               1,500      1,521
Community Health Systems, Inc.
  10.000% due 03/13/2007                               1,500      1,500
Compass Minerals Group, Inc.
  10.000% due 08/15/2011                                 500        529
Constellation Brands, Inc.
   8.000% due 02/15/2008                                 875        906
   8.125% due 01/15/2012                               1,000      1,025
   8.500% due 03/01/2009                                 206        215
Continental Airlines, Inc.
   7.373% due 06/15/2017                               1,000        956
   7.461% due 04/01/2015                                 894        878
Cott Beverages, Inc.
   8.000% due 12/15/2011                                 800        814
Crown Castle International Corp.
  10.750% due 08/01/2011                               1,400      1,267
CSC Holdings, Inc.
   7.625% due 04/01/2011                               6,175      5,977
   7.625% due 07/15/2018                               1,500      1,357
   7.875% due 02/15/2018                               2,000      1,861
DaVita, Inc.
   9.250% due 04/15/2011                               1,300      1,526
Dimon, Inc.
   9.625% due 10/15/2011                                 500        532
Domtar, Inc.
   7.875% due 10/15/2011                               1,000      1,047
Dresser, Inc.
   9.375% due 04/15/2011                               1,700      1,759
Dunlop Stand Aerospace Holdings
  11.875% due 05/15/2009                                 900        922
Echostar Broadband Corp.
  10.375% due 10/01/2007                                  50         54
Echostar Communications Corp.
   9.250% due 02/01/2006                               1,175      1,210
   9.375% due 02/01/2009                               1,075      1,123

34 Annual Report | 3.31.02 | See accompanying notes

                                        Principal
                                           Amount                 Value
                                           (000s)                 (000s)
-----------------------------------------------------------------------
Echostar DBS Corp.
   9.125% due 01/15/2009                $   1,700             $   1,759
Equistar Chemical/Funding
  10.125% due 09/01/2008                    2,350                 2,432
Equistar Chemicals LP
   8.750% due 02/15/2009                      200                   194
Extended Stay America, Inc.
   9.150% due 03/15/2008                      300                   303
   9.875% due 06/15/2011                    1,700                 1,785
Extendicare Health Services
   9.350% due 12/15/2007                    1,050                   961
Fairpoint Communications, Inc.
   6.358% due 05/01/2008 (i)                  500                   362
  12.500% due 05/01/2010                      200                   197
Ferrellgas Partners LP
   9.375% due 06/15/2006                    1,680                 1,739
Ferro Corp.
   9.125% due 01/01/2009                      700                   727
Fisher Scientific International
   9.000% due 02/01/2008                    2,950                 3,053
Flag Ltd.
   8.250% due 01/30/2008                    1,300                   279
Forest Oil Corp.
   8.000% due 06/15/2008                    1,018                 1,046
  10.500% due 01/15/2006                      757                   812
Fox/Liberty Networks LLC
   0.000% due 08/15/2007 (g)                  300                   305
   8.875% due 08/15/2007                    1,400                 1,463
Fresenius Medical Care
   7.875% due 06/15/2011                    6,700                 6,717
Garden State Newspapers
   8.625% due 07/01/2011                      750                   737
   8.750% due 10/01/2009                    1,400                 1,393
Georgia-Pacific Corp.
   8.875% due 05/15/2031                    1,000                   945
   9.125% due 07/01/2022                    1,000                   916
Graphic Packaging Corp.
   8.625% due 02/15/2012                      500                   521
Gray Communication System, Inc.
   9.250% due 12/15/2011                    1,200                 1,242
Harrahs Operating Co., Inc.
   7.125% due 06/01/2007                      800                   813
   7.500% due 01/15/2009                    2,000                 2,036
   7.875% due 12/15/2005                    2,450                 2,536
HCA - The Healthcare Co.
   7.500% due 12/15/2023                    2,000                 1,823
   7.875% due 02/01/2011                    2,000                 2,090
   8.700% due 02/10/2010                      850                   926
HEALTHSOUTH Corp.
   8.375% due 10/01/2011                    1,700                 1,776
   8.500% due 02/01/2008                    1,600                 1,664
  10.750% due 10/01/2008                      300                   331
HMH Properties, Inc.
   7.875% due 08/01/2005                    1,650                 1,650
   7.875% due 08/01/2008                      650                   643
Hollinger International Publishing
   9.250% due 02/01/2006                      971                 1,003
   9.250% due 03/15/2007                      643                   666
Horseshoe Gaming Holding
   8.625% due 05/15/2009                    1,950                 2,038
Horseshoe Gaming LLC
   9.375% due 06/15/2007                      500                   529
Host Marriott LP
   9.250% due 10/01/2007                    1,850                 1,924
Ingles Markets, Inc.
   8.875% due 12/01/2011                    1,350                 1,363
Insight Midwest/Insight Capital
   9.750% due 10/01/2009                    1,745                 1,832
  10.500% due 11/01/2010                      675                   736
International Game Technology
   7.875% due 05/15/2004                    1,816                 1,882
   8.375% due 05/15/2009                    2,300                 2,403
ISP Chemco, Inc.
  10.250% due 07/01/2011                    2,100                 2,231
ISP Holdings, Inc.
  10.625% due 12/15/2009                      800                   834
John Q. Hammons Hotels
   8.875% due 02/15/2004                      700                   702
   9.750% due 10/01/2005                    1,250                 1,289
Jupiters Ltd.
   8.500% due 03/01/2006                      725                   742
Kappa Beheer BV
  10.625% due 07/15/2009                      300                   332
KPNQWest BV
   8.125% due 06/01/2009                      650                   185
L-3 Communications Corp.
   8.000% due 08/01/2008                      670                   687
Lamar Media Corp.
   9.625% due 12/01/2006                      150                   158
Lear Corp.
   7.960% due 05/15/2005                    1,000                 1,032
Level 3 Communications, Inc.
   9.125% due 05/01/2008                      450                   198
  11.250% due 03/15/2010                      211                    96
Leviathan Gas Corp.
  10.375% due 06/01/2009                      902                   979
Limestone Electron Trust
   8.625% due 03/15/2003                      700                   709
LIN Holdings Corp.
   0.000% due 03/01/2008 (g)                2,000                 1,790
LIN Television Corp.
   8.000% due 01/15/2008                      300                   308
Lyondell Chemical Co.
   9.500% due 12/15/2008                    1,000                 1,020
   9.625% due 05/01/2007                      335                   344
   9.875% due 05/01/2007                      200                   205
Macdermid, Inc.
   9.125% due 07/15/2011                      950                   993
Mail-Well Corp.
   9.625% due 03/15/2012                    1,000                 1,035
Mandalay Resort Group
   6.450% due 02/01/2006                       21                    21
   6.700% due 11/15/2096                      150                   148
   6.750% due 07/15/2003                    2,000                 2,025
   7.000% due 11/15/2036                      350                   322
   9.250% due 12/01/2005                      600                   623
   9.375% due 02/15/2010                      350                   370
   9.500% due 08/01/2008                      500                   543
Manor Care, Inc.
   7.500% due 06/15/2006                      150                   152
   8.000% due 03/01/2008                    1,750                 1,816
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                    1,580                 1,590
Mediacom Broadband LLC
  11.000% due 07/15/2013                      350                   389
MGM Mirage, Inc.
   8.500% due 09/15/2010                    1,200                 1,254
   9.750% due 06/01/2007                    2,800                 3,038
Midwest Generation LLC
   8.300% due 07/02/2009                      500                   491
Millenium America, Inc.
   9.250% due 06/15/2008                      850                   880
Mirage Resorts, Inc.
   7.250% due 10/15/2006                      564                   549
Mohegan Tribal Gaming Authority
   8.125% due 01/01/2006                      500                   514
Newpark Resources, Inc.
   8.625% due 12/15/2007                    1,520                 1,436
Nextel Communications, Inc.
   0.000% due 09/15/2007 (g)                1,350                   901
   0.000% due 10/31/2007 (g)                  500                   324
   9.375% due 11/15/2009                      885                   591
Nortek, Inc.
   9.125% due 09/01/2007                    1,000                 1,035
Northwest Airlines, Inc.
   6.841% due 04/01/2011                    1,000                   969
Ocean Energy, Inc.
   8.875% due 07/15/2007                      600                   636

                                            See accompanying notes| 3.31.02 | 35

High Yield Portfolio
March 31, 2002

                                           Principal
                                              Amount          Value
                                              (000s)         (000s)
-------------------------------------------------------------------
Om Group, Inc.
     9.250% due 12/15/2011                 $  1,875       $   1,959
Omnicare, Inc.
     8.125% due 03/15/2011                    1,850           1,956
Owens & Minor, Inc.
     8.500% due 07/15/2011                    1,000           1,050
P&L Coal Holdings
     8.875% due 05/15/2008                      290             310
PanAmSat Corp.
     6.000% due 01/15/2003                    1,000             992
     6.125% due 01/15/2005                      500             487
     8.500% due 02/01/2012                    4,200           4,200
Park Place Entertainment Corp.
     7.875% due 12/15/2005                    1,100           1,103
     8.125% due 05/15/2011                      600             606
     8.875% due 09/15/2008                    1,000           1,049
PharMerica, Inc.
     8.375% due 04/01/2008                      850             882
Pioneer National Resources Co.
     8.250% due 08/15/2007                      150             153
     8.875% due 04/15/2005                      800             814
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                    3,278           3,426
Pride International, Inc.
     9.375% due 05/01/2007                    2,250           2,354
Primedia, Inc.
     8.500% due 02/01/2006                      750             705
PSS World Medical, Inc.
     8.500% due 10/01/2007                    1,200           1,220
Quebecor Media, Inc.
     11.125% due 07/15/2011                   3,125           3,406
Qwest Capital Funding, Inc.
     7.900% due 08/15/2010                      500             423
Qwest Corp.
     7.750% due 02/15/2031                      410             313
     8.875% due 03/15/2012                    1,000             987
R.H. Donnelley, Inc.
     9.125% due 06/01/2008                    1,420           1,473
Rogers Cablesystems, Inc.
     10.000% due 12/01/2007                     800             845
Rogers Cantel, Inc.
     8.300% due 10/01/2007                    1,544           1,374
     8.800% due 10/01/2007                      285             248
     9.375% due 06/01/2008                    1,600           1,484
Safety-Kleen Corp.
     9.250% due 06/01/2008 (j)                6,016               1
     9.250% due 05/15/2009 (j)                2,958               0
SC International Services, Inc.
     9.250% due 09/01/2007                    1,000             915
Sinclair Broadcast Group, Inc.
     8.750% due 12/15/2011                    1,750           1,807
     9.000% due 07/15/2007                      600             617
Smithfield Foods, Inc.
     8.000% due 10/15/2009                    1,700           1,739
Station Casinos, Inc.
     8.875% due 12/01/2008                      519             534
     9.750% due 04/15/2007                      800             836
     9.875% due 07/01/2010                      211             227
Telecorp PCS, Inc.
     10.625% due 07/15/2010                     260             293
Telewest Communications PLC
     11.000% due 10/01/2007                     600             306
Tembec Industries, Inc.
     8.500% due 02/01/2011                    1,050           1,079
Tesoro Petroleum Corp.
     9.625% due 11/01/2008                      150             153
Time Warner Telecom, Inc.
     10.125% due 02/01/2011                     500             345
Time Warner, Inc.
     9.750% due 07/15/2008                      300             209
Triad Hospitals, Inc.
     8.750% due 05/01/2009                      750             803
     11.000% due 05/15/2009                     800             898
Tritel PCS, Inc.
     0.000% due 05/15/2009                    3,250           2,876
     10.375% due 01/15/2011                     940           1,062
U.S. Airways, Inc.
     6.760% due 04/15/2008                      702             663
     9.330% due 01/01/2006                      158             102
     9.625% due 09/01/2003                      700             576
United Air Lines, Inc.
     7.186% due 04/01/2011                      589             526
     7.730% due 07/01/2010                    1,500           1,351
Univision Communications, Inc.
     7.850% due 07/15/2011                      800             819
Vintage Petroleum, Inc.
     7.875% due 05/15/2011                      750             705
     8.625% due 02/01/2009                    1,500           1,440
     9.000% due 12/15/2005                    1,900           1,891
VoiceStream Wireless Corp.
     10.375% due 11/15/2009                     549             596
WCG Trust
     8.250% due 03/15/2004                    4,550           4,578
Western Gas Resources, Inc.
     10.000% due 06/15/2009                   1,350           1,438
Westport Resources Corp.
     8.250% due 11/01/2011                      800             826
World Color Press, Inc.
     7.750% due 02/15/2009                      869             856
     8.375% due 11/15/2008                      587             601
Worldwide Fiber, Inc.
     12.000% due 08/01/2009 (j)              11,031              55
XTO Energy Inc.
     8.750% due 11/01/2009                    1,200           1,260
Young Broadcasting, Inc.
     8.500% due 12/15/2008                    1,150           1,202
     8.750% due 06/15/2007                      600             600
     9.000% due 01/15/2006                    1,000           1,018
     10.000% due 03/01/2011                   1,200           1,254
                                                            -------
                                                            253,959
                                                            =======

Utilities 13.7%
AES Corp.
     8.875% due 02/15/2011                    2,175           1,664
     9.375% due 09/15/2010                    2,200           1,727
AT&T Canada, Inc.
     10.625% due 11/01/2008                   2,028             360
AT&T Corp.
     8.000% due 11/15/2031                    1,000             974
BRL Universal Equipment
     8.875% due 02/15/2008                    1,300           1,349
Calpine Corp.
     7.625% due 04/15/2006                      750             589
     8.500% due 02/15/2011                      300             240
     8.625% due 08/15/2010                    2,350           1,848
Chesapeake Energy Corp.
     8.125% due 04/01/2011                      650             655
     8.375% due 11/01/2008                      200             203
Citizens Communications Co.
     9.250% due 05/15/2011                    3,000           3,213
CMS Energy Corp.
     7.000% due 01/15/2005                    3,500           3,470
     7.500% due 01/15/2009                      500             503
     7.625% due 11/15/2004                      100             100
     8.125% due 05/15/2002                      315             317
     8.900% due 07/15/2008                    1,885           1,982
Dynegy Holdings, Inc.
     8.125% due 03/15/2005                    1,000           1,025
     8.750% due 02/15/2012                    1,000           1,048
Edison Mission Energy
     10.000% due 08/15/2008                   1,500           1,495
El Paso Energy Partners
     8.500% due 06/01/2011                      985           1,019
France Telecom
     8.500% due 03/01/2031                    2,100           2,252
Hanover Equipment Trust
     8.500% due 09/01/2008                    1,250           1,263
IPALCO Enterprises, Inc.
     7.625% due 11/14/2011                      750             690
Key Energy Services, Inc.
     8.375% due 03/01/2008                      600             615

36 Annual Report | 3.31.02 | See accompanying notes

                                          Principal
                                             Amount           Value
                                             (000s)          (000s)
-------------------------------------------------------------------
Mastec, Inc.
     7.750% due 02/01/2008                  $   500       $     443
Mission Energy Holding Co.
     13.500% due 07/15/2008                     500             546
Niagara Mohawk Power Co.
     0.000% due 07/01/2010 (g)                2,900           2,778
Pinnacle Partners
     8.830% due 08/15/2004                    1,500           1,501
Pogo Producing Co.
     8.250% due 04/15/2011                    2,000           2,085
PSEG Energy Holdings, Inc.
     8.500% due 06/15/2011                      300             287
     10.000% due 10/01/2009                   1,950           2,004
Rogers Communication, Inc.
     8.875% due 07/15/2007                    1,200           1,214
Rural Cellular Corp.
     9.750% due 01/15/2010                      700             581
SESI, LLC
     8.875% due 05/15/2011                    2,050           2,060
South Point Energy
     8.400% due 05/30/2012                    3,150           2,709
Sprint Capital Corp.
     6.875% due 11/15/2028                    1,300           1,044
     7.625% due 01/30/2011                    1,800           1,710
     8.375% due 03/15/2012                      850             838
Stone Energy Corp.
     8.250% due 12/15/2011                      795             817
Telewest Credit Links
     10.875% due 02/07/2005                   1,000             545
TSI Telecommunication Services, Inc.
     12.750% due 02/01/2009 (h)               1,100           1,062
UCAR Finance, Inc
     10.250% due 02/15/2012                     550             580
US Unwired, Inc.
     13.375% due 11/01/2009                   1,400             931
Williams Cos., Inc.
     7.750% due 06/15/2031                    1,000             928
     7.875% due 09/01/2021                    1,300           1,231
                                                          ---------
                                                             54,495
                                                          =========
Total Corporate Bonds & Notes                               329,584
                                                          =========
(Cost $344,053)

  MORTGAGE-BACKED SECURITIES 2.1%

Collateralized Mortgage Obligations 1.9%
LTC Commercial Corp.
     7.970% due 04/15/2028                    1,069           1,010
     9.200% due 08/04/2023                    1,000             971
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                      800             682
Red Mountain Funding Corp.
     9.150% due 11/28/2027                    1,210             839
Structured Asset Securities Corp.
     7.050% due 11/25/2007                    4,000           4,093
                                                          ---------
                                                              7,595
                                                          =========
Stripped Mortgage-Backed Securities 0.2%
Airtrust (PO)
     10.582% due 06/01/2013                   2,316             816
                                                          ---------
Total Mortgage-Backed Securities                              8,411
                                                          =========
(Cost $8,367)

  ASSET-BACKED SECURITIES 5.5%

Airplanes Pass Through Trust
     10.875% due 03/15/2019                   3,050             528
Allied Waste Industries, Inc.
     4.562% due 07/21/2007 (i)                    9               9
     4.625% due 07/21/2006 (i)                   94              94
     4.750% due 07/30/2006 (i)                  157             157
     4.812% due 07/21/2006 (i)                  157             157
     4.812% due 07/30/2006 (i)                   92              92
     5.062% due 07/21/2006 (i)                   63              63
     5.062% due 07/21/2007 (i)                   63              63
     5.062% due 07/30/2007 (i)                  487             485
Centennial Cellular
     4.900% due 05/31/2007                    1,052             810
     5.050% due 05/31/2007                      376             290
     5.120% due 01/04/2008                      154             118
     5.290% due 01/04/2008                      154             118
     5.300% due 11/30/2007                       15              12
Centennial Puerto Rico
     4.910% due 05/31/2007 (i)                  101              78
     5.020% due 05/31/2007 (i)                  131             101
     5.160% due 01/04/2008 (i)                   12               9
Commonwealth Edison Co.
     5.437% due 12/31/2004                      705             707
Conseco Finance
     9.300% due 10/15/2030                    2,000           2,137
Emmis Communications Corp.
     5.000% due 08/31/2009                      709             714
     5.562% due 09/08/2031                       17              18
     5.687% due 09/08/2031                      684             689
     6.000% due 02/28/2009                      349             349
     6.562% due 09/08/2031                      171             171
Hercules, Inc.
     6.600% due 08/01/2027                    1,200           1,146
    11.125% due 11/15/2007                    1,800           1,980
Kinetic Concepts, Inc.
     5.810% due 12/31/2004 (i)                1,240           1,239
Mission Energy
    10.090% due 07/25/2006 ( i)               1,000           1,057
Nextel Partners, Inc.
     5.562% due 06/30/2008                    1,000             848
     5.562% due 12/31/2008                    1,000             848
Rural Cellular Corp.
     5.480% due 04/03/2009                      421             383
     5.730% due 04/03/2009                      421             383
SPX Corp.
     9.400% due 06/14/2005                    1,000             997
Starwood Hotels & Resorts
     4.620% due 02/23/2003                    1,000           1,003
     6.750% due 11/15/2005 (i)                1,000             995
Stone Container Corp.
     5.437% due 10/01/2003 (i)                  232             232
     5.437% due 10/01/2005 (i)                  500             501
     5.437% due 03/31/2006 (i)                  268             268
Worldcom
     4.000% due 06/30/2002                    2,000           1,950
                                                          ---------
Total Asset-Backed Securities                                21,799
                                                          =========
(Cost $23,680)

  FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 3.4%

Calpine Canada Energy
     8.375% due 10/15/2008                EC  1,000             691
Kamps AG
     8.000% due 09/26/2005                 $    500             442
     8.500% due 02/15/2009                    1,000             896
Lear Corp.
     8.125% due 04/01/2008                      350             311
Republic of Brazil
     8.000% due 04/15/2014 (i)                4,926           4,014
    11.000% due 01/11/2012                    1,900           1,772
Republic of Panama
     4.750% due 07/17/2014                      231             209
Republic of Peru
     9.125% due 02/21/2012                    1,500           1,483
United Mexican States
     7.500% due 01/14/2012                    1,200           1,197
     8.300% due 08/15/2031                      850             846
Klockner Pentaplast SA
     9.375% due 02/15/2012
     8.875% due 02/01/2008                    1,000             218
Remy Cointreau S.A.
    10.000% due 07/30/2005                      450             419
                                                          ---------
Total Foreign Currency-Denominated                           13,234
                                                          =========
(Cost $13,605)

                                           See accompanying notes | 3.31.02 | 37

High Yield Portfolio
March 31, 2002

                                                 Principal
                                                    Amount       Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 2.3%

Healthcare 0.6%
HEALTHSOUTH Corp.
     3.250% due 04/01/2003                        $    500    $    484
Tenet Healthcare Corp.
     6.000% due 12/01/2005                             686         706
Total Renal Care Holdings
     7.000% due 05/15/2009                           1,000       1,001
                                                              --------
                                                                 2,191
                                                              ========
Industrials 1.7%
American Tower Corp.
     5.000% due 02/15/2010                           1,000         562
Hilton Hotels Corp.
     5.000% due 05/15/2006                             211         201
Mail-Well, Inc.
     5.000% due 11/01/2002                           2,200       2,186
Pride International, Inc.
     0.000% due 04/24/2018                           4,500       2,076
Solectron Corp.
     0.000% due 05/08/2020                           3,350       1,910
                                                              --------
                                                                 6,935
                                                              ========
Total Convertible Bonds & Notes                                  9,126
                                                              ========
(Cost $9,006)

   PREFERRED STOCK 1.0%
                                                    Shares
CSC Holdings, Inc.
     11.750% due 10/01/2007                          5,000         519
Fresenius Medical Care
     7.875% due 02/01/2008                       1,000,000       1,007
Golden State Holdings
     9.125% due 12/31/2049                          23,000         573
Newscorp Overseas Ltd.
     8.625% due 05/10/2002                          28,100         684
Primedia, Inc.
     8.625% due 04/01/2010                          10,500         475
     9.200% due 11/01/2009                          14,700         695
                                                              --------
Total Preferred Stock                                            3,953
(Cost $4,732)                                                 ========

   SHORT-TERM INSTRUMENTS 1.3%
                                                 Principal
                                                    Amount
                                                    (000s)
Commercial Paper 0.7%
Fannie Mae
     2.060% due 09/20/2002                     $     1,000         989
UBS Finance, Inc.
     1.850% due 04/01/2002                           2,000       2,000
                                                             ---------
                                                                 2,989
                                                             =========
Repurchase Agreement 0.6%
State Street Bank
     1.550% due 04/01/2002
     (Dated 03/28/2002. Collateralized by
     Federal Home Loan Bank 5.000% due
     02/28/2003 valued at $2,339.
     Repurchase proceeds are $2,288.)                2,288       2,288
                                                             ---------
Total Short-Term Instruments                                     5,277
                                                             =========
(Cost $ 5,278)

Total Investments (a) 98.5%                                  $ 391,384
(Cost $ 408,721)

Other Assets and Liablities (Net) 1.5%                           6,071
                                                             ---------
Net Assets 100.0%                                            $ 397,455
                                                             =========

                                                                 Value
                                                                (000s)

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002 the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was $408,826 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                         $   7,604

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                           (25,046)
                                                             ---------
Unrealized depreciation-net                                  $ (17,442)
                                                             =========

(b) Foreign forward currency contracts 31, outstanding at March 2002:

                           Principal
                              Amount
                          Covered by     Settlement          Unrealized
Type      Currency          Contract          Month      (Depreciation)
----------------------------------------------------------------------
Buy          EC               1,623        04/2002           $      (1)
Sell                          5,293        04/2002                 (41)
                                                             ---------
                                                             $     (42)
                                                             =========
(c) Principal amount denoted in indicated currency:

        EC - Euro

(d) Swap agreements 2002 outstanding at March 31, 2002

                                                                     Unrealized
                                                          NotionalAppreciation/
Type                                                        Amount(Depreciation)
--------------------------------------------------------------------------------

Receive a fixed rate equal to 4.750% and the Fund wi ll pay to the counterparty at par in the event of default of Corning, Inc. 6.00 0% due 11/08/2015

Broker: Morgan Stanley
Exp. 02/04/2003                                      2,500   $       8

Received a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Williams Cos., Inc. 6.625% due 11/15/2004.

Broker: Goldman Sachs
Exp. 12/01/2002                                      1,500          (2)

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 6.400% due 08/15/2005

Broker: Merrill Lynch
Exp. 12/15/2002                                      2,000         (28)
                                                             ---------
                                                             $     (22)
                                                             =========

(e) Short sales open at March 31, 2002 were as follows:

                       Coupon
Type                      (%)     Maturity   Par    Value     Proceeds
----------------------------------------------------------------------
Republic of Venezuela   2.875   12/18/2007  4,571  $ 3,732   $   3,620
                                                   -------------------

(f)   Payment-in-kind security.

(g)   Security becomes interest bearing at a future date.

(h)   Restricted Security.

(i)   Variable rate security. The rate listed is as of March 31, 2002

(j)   Security is in default.

38 Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Mortgage Portfolio
March 31, 2002

                                                 Principal
                                                    Amount       Value
                                                    (000s)       (000s)
-----------------------------------------------------------------------
   CORPORATE BONDS & NOTES 4.3%

Banking & Finance 2.3% Bankers Trust Corp.
     2.000% due 05/11/2003 (i)                    $  2,000   $   2,003
Bear Stearns Co., Inc.
     2.150% due 07/22/2003 (i)                       3,200       3,186
     2.228% due 05/06/2003 (i)                       1,300       1,299
     2.235% due 05/16/2003 (i)                       2,500       2,498
     2.331% due 06/01/2004 (i)                       2,700       2,685
     2.397% due 03/28/2003 (i)                       9,700       9,703
     2.431% due 11/30/2004 (i)                       6,200       6,174
Capital One Bank
     3.060% due 01/27/2004 (i)                       9,800       9,788
Finova Group, Inc.
     7.500% due 11/15/2009 (j)                       1,050         370
Ford Motor Credit Co.
     2.120% due 07/19/2004 (i)                       8,500       8,147
     2.170% due 11/24/2003 (i)                       3,000       2,915
     2.530% due 06/23/2003 (i)                       2,000       1,968
General Motors Acceptance Corp.
     2.050% due 02/14/2003 (i)                       4,500       4,463
     2.120% due 07/21/2004 (i)                         200         195
     2.125% due 04/05/2004 (i)                      14,600      14,266
     2.125% due 04/05/2004 (i)                       1,700       1,661
     2.210% due 08/04/2003 (i)                         900         889
     2.598% due 09/20/2004 (i)                         924         923
     2.638% due 07/20/2003 (i)                         234         234
     2.843% due 03/22/2004 (i)                       6,000       5,936
Heller Financial, Inc.
     2.151% due 06/10/2002 (i)                       3,000       3,003
Household Bank
     1.997% due 10/22/2003 (i)                       7,000       6,947
Lehman Brothers Holdings, Inc.
     2.263% due 04/04/2003 (i)                       6,100       6,111
     2.626% due 07/15/2002 (i)                       1,200       1,202
MBNA America Bank
     2.296% due 12/10/2002 (i)                       7,250       7,229
Morgan Stanley, Dean Witter & Co.
     2.101% due 02/21/2003 (i)                       1,500       1,501
Protective Life Funding Trust
     2.120% due 01/17/2003 (i)                       2,000       2,004
Qwest Capital Funding, Inc.
     2.320% due 07/08/2002 (i)                       4,000       3,901
Renaissance Financial
     2.040% due 06/28/2032                           7,450       7,450
Salomon, Smith Barney Holdings
     2.120% due 02/11/2003 (i)                       1,200       1,202
                                                             ---------
                                                               119,853
                                                             =========
Industrials 0.9%
Conoco, Inc.
     2.596% due 10/15/2002 (i)                      12,700      12,718
Cox Enterprises, Inc.
     2.760% due 05/01/2033 (i)                       3,500       3,525
Delta Air Lines, Inc.
     7.379% due 05/18/2010                           1,805       1,829
Racers
     2.161% due 03/03/2003 (i)                       8,200       8,206
     2.783% due 04/01/2003 (i)                      10,000      10,000
TCI Communications, Inc.
     2.710% due 03/11/2003 (i)                       1,000       1,002
Union Pacific Corp.
     2.431% due 07/01/2002 (i)                      10,000      10,004
                                                             ---------
                                                                47,284
                                                             =========
Utilities 1.1%
Dominion Resources, Inc.
     7.600% due 07/15/2003                           5,000       5,210
Entergy Gulf States, Inc.
     3.111% due 06/02/2003 (i)                       1,100       1,100
France Telecom
     3.750% due 03/14/2003 (i)                       2,800       2,808
Hawaiian Electric Industries, Inc.
     2.876% due 04/15/2003 (i)                       3,000       3,006
Oneok, Inc.
     2.450% due 04/24/2002 (i)                       4,000       4,000
Sierra Pacific Resources
     2.420% due 04/20/2002 (i)                      24,000      23,969
Sprint Capital Corp.
     2.271% due 06/10/2002 (i)                       1,000       1,000
Williams Cos., Inc.
     6.200% due 08/01/2002                          19,000      18,965
                                                             ---------
                                                                60,058
                                                             ---------
Total Corporate Bonds & Notes                                  227,195
(Cost $228,679)                                              =========


   MUNICIPAL BONDS & NOTES 0.4%

Indiana 0.1%
Indiana State Housing Finance Authority Single
Family Mortgage Revenue Bonds, Series 2000 7.340%
due 07/01/2030                                       3,740       3,855
                                                             ---------
Kansas 0.1%
Sedgwick & Shawnee County, Kansas Single Family
Revenue Bonds, (GNMA/FNMA COLL Insured), Series 2001
 5.450% due 12/01/2011                               2,500       2,507
                                                             ---------
Louisiana 0.1% Louisiana Housing Finance Agency
Mortgage Revenue Bonds, (GNMA Insured), Series 2000
7.330% due 12/01/2030                                4,330       4,448
                                                             ---------
Massachusetts 0.0%
Massachusetts State Development Financial Agency
Revenue Bonds, (GNMA Insured), Series 2000
9.000% due 06/20/2031                                1,890       2,105
                                                             ---------
Missouri 0.1%
Missouri State Housing Development Community
Revenue Bonds, (GNMA/FNMA Insured), 2001 Series
6.000% due 03/01/2032                                6,605       6,532
                                                             ---------
Texas 0.0%
Ennis Texas Economic Development Corporate Sales
Tax Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034                                7,990         737
                                                             ---------
Total Municipal Bonds & Notes                                   20,184
(Cost $19,794)                                               =========

   U.S. GOVERNMENT AGENCIES 4.6%

Fannie Mae
     4.700% due 05/23/2003                          10,000      10,037
     5.000% due 01/15/2007 (g)                      82,600      81,690
     5.375% due 11/15/2011                          77,250      73,315
     5.500% due 03/15/2011 (g)                       8,240       7,950
     Federal Home Loan Bank
     6.100% due 10/28/2013                           1,000         963
     6.330% due 01/07/2014                           1,000         975
Freddie Mac
     5.750% due 01/15/2012 (g)                      50,000      48,730
     6.875% due 09/15/2010 (g)                       8,320       8,811
Small Business Administration
     7.060% due 11/01/2019                           6,087       6,350
     7.449% due 08/01/2010                             682         725
     8.000% due 07/01/2014                           3,006       3,242
                                                             ---------
Total U.S. Government Agencies                                 242,788
(Cost $247,022)                                              =========

   U.S. TREASURY OBLIGATIONS 3.9%

Treasury Inflation Protected Securities
     3.375% due 01/15/2012 (g)(l)                   73,801      74,089
     3.875% due 01/15/2009 (g)(l)                  128,712     133,700
                                                             ---------
Total U.S. Treasury Obligations                                207,789
(Cost $205,900)                                              =========

   MORTGAGE-BACKED SECURITIES 106.9%

Collateralized Mortgage Obligations 35.9%
ABN AMRO Mortgage Corp.
     6.300% due 04/25/2029                           1,070       1,090

                                           See accompanying notes | 3.31.02 | 39

Mortgage Portfolio
March 31, 2002

                                                 Principal
                                                    Amount          Value
                                                    (000s)         (000s)
-------------------------------------------------------------------------
     6.500% due 06/25/2029                        $  2,100     $    2,054
Aetna Commercial Trust
     7.100% due 12/26/2030                           2,715          2,830
American Southwest Financial Securities Corp.
     7.248% due 11/25/2038                           2,923          3,013
     8.000% due 01/18/2009                             937          1,000
Aurora Loan Services
     2.600% due 05/25/2030 (i)                       1,040          1,045
Bank of America Large Loan, Inc.
     2.100% due 01/27/2006 (i)                      45,500         40,950
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                           2,541          2,515
     6.500% due 04/25/2029                             149            144
     6.500% due 05/25/2029                           3,500          3,405
     6.650% due 07/25/2028                             266            270
     7.250% due 10/25/2029                           2,300          2,315
Bear Stearns Adjustable Rate Mortgage Trust
     6.184% due 12/25/2031 (i)                      18,532         18,624
     6.299% due 01/25/2032 (i)                      63,113         63,097
     6.393% due 09/25/2031 (i)                       1,847          1,839
     6.485% due 11/25/2031 (i)                      30,324         30,245
     6.700% due 11/25/2031 (i)                         583            584
     6.800% due 01/25/2032 (i)                         431            436
     7.479% due 12/25/2030 (i)                         261            265
     7.491% due 12/25/2030 (i)                         761            769
     8.050% due 03/25/2031 (i)                       2,876          2,937
Bear Stearns Commercial Mortgage Securities, Inc.
     6.730% due 05/20/2003                             344            352
     7.000% due 05/20/2030                           1,000          1,024
Bear Stearns Mortgage Securities, Inc.
     6.100% due 06/25/2031 (i)                       1,239          1,224
     6.500% due 12/28/2023                           5,200          5,040
     6.500% due 08/25/2024                             839            848
     6.500% due 02/25/2028                           5,377          5,425
     6.800% due 05/25/2023 (i)                       1,379          1,392
     7.000% due 08/25/2024                           1,000          1,034
Capstead Securities Corp. IV
     2.080% due 02/25/2025 (i)                      29,829         29,830
CDC Depositor Trust I
     2.330% due 01/15/2003 (i)                         757            757
Cendant Mortgage Corp.
     2.400% due 07/25/2030 (i)                       6,493          6,482
     6.500% due 01/15/2016                             250            251
     6.750% due 05/18/2012                           7,757          7,831
     7.250% due 05/18/2013                             770            771
     7.500% due 06/18/2030                           6,000          6,258
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                             834            875
Chase Mortgage Finance Corp.
     6.100% due 02/25/2029                           3,461          3,516
     6.500% due 07/25/2028                             500            505
     6.750% due 11/25/2024                           1,000            917
     6.750% due 06/25/2028                           2,000          2,024
     7.750% due 04/25/2030                           3,000          3,103
     7.750% due 04/25/2030                           5,821          6,032
Citicorp Mortgage Securities, Inc.
     5.409% due 12/01/2019 (i)                         331            331
     6.000% due 01/25/2009                             192            193
     6.250% due 08/25/2024                             490            468
     6.500% due 02/25/2024                           2,449          2,347
     6.500% due 03/25/2029                           6,000          5,890
     6.750% due 09/25/2028                           1,563          1,566
     7.250% due 08/25/2027                           6,963          7,130
     7.500% due 10/25/2030                           1,109          1,151
CMC Securities Corp.
     6.500% due 11/25/2008                           9,894         10,035
CMC Securities Corp. III
     5.250% due 02/25/2009                           5,539          5,527
CMC Securities Corp. IV
     7.250% due 11/25/2027                           2,321          2,400
     7.250% due 11/25/2027                           4,665          4,824
Collateralized Mortgage Securities Corp.
     10.950% due 02/01/2014                            646            646
COMM
     2.200% due 12/16/2011 (i)                         625            625
     2.370% due 12/16/2011 (i)                       2,000          2,002

Commercial Capital Access One, Inc.
     6.298% due 11/15/2028                        $ 14,114     $   14,418
Commercial Mortgage Acceptance Corp.
     5.800% due 03/15/2006                             193            196
Countrywide Funding Corp.
     6.500% due 02/25/2024                           8,500          8,410
     6.630% due 02/25/2024                           7,300          7,255
     6.880% due 03/25/2024                           2,000          1,995
Countrywide Home Loans
     6.099% due 07/19/2031 (i)                       4,912          4,860
     6.500% due 07/25/2013                           1,653          1,666
     6.750% due 07/25/2031                           7,273          6,149
     7.500% due 01/25/2031                           7,000          7,204
Credit-Based Asset Servicing & Securitization
     2.107% due 01/25/2032 (i)                      24,661         24,661
CS First Boston Mortgage Securities Corp.
     2.150% due 04/25/2032 (i)                      29,434         29,434
     2.250% due 02/25/2032 (i)                      20,989         20,989
     2.450% due 11/25/2031 (i)                       4,379          4,370
     2.550% due 11/25/2031 (i)                       4,235          4,256
     2.900% due 08/25/2031 (i)                      20,183         20,183
     6.400% due 01/17/2035                             861            887
     6.750% due 01/15/2008                           3,818          3,904
     6.960% due 06/20/2029                           1,137          1,159
     9.000% due 04/25/2031                           1,148          1,264
DLJ Commercial Mortgage Corp.
     2.620% due 07/05/2008 (i)                       1,781          1,790
DLJ Mortgage Acceptance Corp.
     6.850% due 12/17/2027                             255            261
     6.975% due 11/25/2023 (i)                         339            342
     7.550% due 12/28/2026 (h)(i)                    4,741          4,625
     7.580% due 02/12/2006 (i)                       4,800          5,099
     7.907% due 10/25/2024 (i)                         420            457
DVI Business Credit Receivable Corp. III
     2.580% due 10/15/2003 (i)                       6,150          6,171
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2005                             482            483
E-Trade Bank Adjustable Rate Mortgage Trust
     7.051% due 08/25/2031 (i)                      14,168         14,434
     7.070% due 09/25/2031                          19,478         19,684
Fairfax Funding Trust
     6.483% due 04/02/2013                             250            255
Fannie Mae
     2.350% due 10/18/2030 (i)                       1,703          1,711
     2.456% due 09/25/2023 (i)                       6,055          6,120
     2.506% due 11/25/2008                             378            378
     2.550% due 09/25/2023                           1,568          1,581
     4.000% due 02/25/2009                             543            520
     5.000% due 04/25/2023 (k)                         230            213
     5.000% due 11/25/2028                             285            173
     6.000% due 03/25/2009                             323            314
     6.000% due 11/25/2015                           7,239          7,414
     6.000% due 01/25/2019 (k)                          73             73
     6.000% due 08/25/2023                           1,622          1,470
     6.000% due 07/15/2024                             316            316
     6.000% due 07/18/2028                           7,385          6,293
     6.250% due 12/25/2013 (k)                      14,986         15,130
     6.270% due 09/25/2007                           3,000          3,046
     6.290% due 02/25/2029                           1,500          1,414
     6.350% due 06/25/2020                           1,000            991
     6.390% due 05/25/2036                           2,513          2,222
     6.500% due 05/25/2008                             418            432
     6.500% due 02/25/2009                           1,323          1,352
     6.500% due 07/18/2012                           5,177          5,360
     6.500% due 03/25/2019                             439            444
     6.500% due 05/25/2021 (k)                         159            162
     6.500% due 04/25/2022                             126            128
     6.500% due 05/25/2023                           2,500          2,515
     6.500% due 09/18/2023                              60             60
     6.500% due 01/25/2024                           1,808          1,803
     6.500% due 02/25/2024                           2,000          1,949
     6.500% due 02/25/2024                           1,689          1,504
     6.500% due 05/18/2028                           3,867          3,581
     6.500% due 10/25/2028                           3,764          3,440
     6.500% due 10/25/2031                           5,165          4,574

40 Annual Report | 3.31.02 | See accompanying notes

                                                 Principal
                                                    Amount       Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
     6.500% due 06/17/2038                        $  1,000     $   939
     6.500% due 09/17/2038                           6,106       5,714
     6.600% due 05/18/2025                           1,256       1,296
     6.750% due 08/21/2031                          11,753      11,628
     6.850% due 12/18/2027                           4,000       4,042
     7.000% due 03/25/2020                             715         740
     7.000% due 08/25/2020 (k)                         112         116
     7.000% due 06/25/2022                             537         554
     7.000% due 10/25/2022                           1,068       1,071
     7.000% due 09/25/2023                           1,810       1,772
     7.000% due 10/25/2023                             118         119
     7.000% due 12/25/2023                           2,826       2,745
     7.000% due 04/25/2024                           2,607       2,667
     7.000% due 05/18/2026                           3,436       3,533
     7.000% due 11/25/2026                           2,919       2,925
     7.000% due 12/25/2026                           4,353       4,414
     7.000% due 12/20/2027                           2,691       2,702
     7.410% due 01/17/2037                             215         207
     7.500% due 01/25/2022 (k)                       1,647       1,699
     7.500% due 03/25/2023                           2,003       2,110
     7.500% due 11/17/2025                             968       1,004
     7.500% due 11/20/2026                           9,396       9,691
     7.500% due 04/18/2027                           2,536       2,617
     7.800% due 10/25/2022                             525         552
     8.922% due 06/25/2032                           2,922       3,057
     9.000% due 03/25/2021 (k)                         898         989
     9.500% due 11/25/2020 (k)                       6,371       7,057
Fannie Mae Grantor Trust
     7.500% due 07/25/2028                           2,136       2,212
FDIC Remic Trust
     6.750% due 05/25/2026                              34          34
Federal Agricultural Mortgage Corp.
     8.314% due 04/25/2030                           5,702       5,898
FFCA Secured Lending Corp.
     7.130% due 08/18/2008                           3,732       3,849
     7.270% due 02/18/2011                           8,923       9,671
     7.850% due 05/18/2017                          16,900      17,011
     8.970% due 02/18/2020                           4,000       4,101
First Boston Mortgage Securities Corp.
     6.750% due 09/25/2006                             575         589
First Nationwide Trust
     2.500% due 09/25/2031 (i)                       7,393       7,419
     6.250% due 03/25/2029                           3,300       3,274
     8.000% due 10/25/2030                           2,451       2,540
First Republic Mortgage Loan Trust
     2.197% due 11/15/2031 (i)                      44,312      44,312
     3.207% due 11/15/2031                           4,088       4,088
Freddie Mac
     2.250% due 12/15/2029 (i)                       5,161       5,182
     2.400% due 02/15/2028 (i)                       2,941       2,958
     2.437% due 06/15/2024 (i)                         182         182
     4.324% due 05/01/2017                             353         358
     5.750% due 05/15/2021                           2,669       2,700
     5.785% due 08/15/2032 (i)                       7,870       7,622
     6.000% due 08/15/2020                           2,753       2,809
     6.000% due 04/15/2021                           2,040       2,057
     6.000% due 10/15/2022                             450         458
     6.000% due 12/15/2023                             417         394
     6.000% due 09/15/2026                           7,297       6,948
     6.000% due 05/15/2028                           6,000       5,567
     6.000% due 12/15/2028                           4,000       3,694
     6.250% due 01/15/2021                             116         117
     6.250% due 09/15/2023 (k)                       6,455       6,390
     6.250% due 07/15/2024                           2,255       2,305
     6.250% due 11/15/2026                           2,200       2,188
     6.250% due 03/15/2028                           3,000       2,890
     6.250% due 12/15/2028                           2,215       1,885
     6.500% due 05/15/2005                              15          15
     6.500% due 03/15/2021                           1,192       1,214
     6.500% due 12/17/2022                             793         802
     6.500% due 11/25/2023                           3,433       3,184
     6.500% due 01/15/2024                              90          89
     6.500% due 01/15/2024                           1,436       1,337
     6.500% due 03/15/2024                           1,680       1,560
     6.500% due 01/15/2028                           2,620       2,450
     6.500% due 04/15/2028                        $  2,000    $  1,923
     6.500% due 06/15/2028                           1,913       1,761
     6.500% due 06/15/2028                           5,101       4,635
     6.500% due 08/15/2028                           1,009         926
     6.500% due 03/15/2029                           5,200       5,101
     6.500% due 04/15/2029                             604         534
     6.500% due 05/15/2031                           2,111       1,803
     6.500% due 07/15/2031                           5,221       4,683
     6.500% due 07/15/2031                           6,265       5,563
     6.750% due 03/15/2007                              40          40
     6.800% due 02/15/2024                           1,528       1,432
     6.900% due 04/25/2020                             348         351
     7.000% due 05/15/2004                           1,520       1,552
     7.000% due 10/15/2020                           1,806       1,821
     7.000% due 11/15/2020                             645         660
     7.000% due 05/15/2023                             339         343
     7.000% due 07/15/2023                           3,056       3,090
     7.000% due 07/15/2023                             705         710
     7.000% due 01/01/2026                             152         155
     7.000% due 04/15/2026                           3,023       2,951
     7.000% due 09/17/2031                           4,080       4,192
     7.500% due 03/15/2023                           1,960       2,073
     7.500% due 07/15/2023                           2,281       2,420
     7.500% due 02/01/2030                             158         164
     8.000% due 01/01/2005                              26          27
     8.000% due 03/01/2009                              26          28
     8.500% due 03/15/2025                           2,461       2,612
     9.000% due 12/15/2020                             206         218
     9.000% due 02/15/2021                           3,254       3,503
     9.500% due 12/15/2020                           2,034       2,139
     9.500% due 07/15/2021                             240         242
GE Capital Mortgage Services, Inc.
     6.500% due 02/25/2024                           3,874       3,425
     6.500% due 03/25/2024                          19,018      19,021
     6.750% due 03/25/2028                             600         603
General Electric Capital Mortgage Services, Inc.
     6.250% due 04/25/2014                           2,904       2,878
     6.250% due 07/25/2029                           1,500       1,530
     6.500% due 09/25/2023                           1,000         917
     6.500% due 11/25/2023                          17,000      17,126
     6.500% due 05/25/2029                           5,800       5,744
     6.750% due 03/25/2011                           1,400       1,425
     7.000% due 11/25/2007                           1,791       1,840
     7.000% due 10/25/2027                           3,562       3,626
     7.000% due 10/25/2027                           6,150       6,144
     7.250% due 05/25/2026                           4,740       4,799
     7.500% due 03/25/2027                           2,649       2,701
     7.750% due 04/25/2030                           2,000       2,077
German American Capital Corp.
     7.000% due 08/12/2010 (i)                       4,000       4,161
GMAC Commercial Mortgage Corp.
     2.281% due 09/20/2005 (i)                       8,100       8,102
     2.351% due 02/20/2003 (i)                         563         563
GMAC Commercial Mortgage Securities, Inc.
     3.970% due 09/09/2015 (i)                       2,500       2,250
     6.420% due 08/15/2008                             589         602
     6.700% due 03/15/2008                           3,450       3,517
     7.151% due 02/15/2008 (i)                      11,662      11,927
Golden Mortgage Loan
     7.875% due 02/25/2031 (i)                       6,084       6,082
Goldman Sachs Mortgage Corp.
     6.624% due 05/03/2018                           8,000       7,990
Government Lease Trust
     4.000% due 05/18/2011                           6,300       5,121
     6.480% due 05/18/2011                           1,000       1,020
Government National Mortgage Association
     2.100% due 02/16/2032 (i)                       1,889       1,897
     2.350% due 10/16/2030 (i)                       1,612       1,611
     2.400% due 06/16/2026 (i)                         309         310
     2.400% due 02/16/2030 (i)                       6,245       6,279
     2.450% due 12/16/2025                           6,918       6,924
     6.250% due 03/16/2029                           5,000       4,692
     6.500% due 03/20/2029                           2,400       2,343
     6.500% due 04/20/2029                           3,624       3,291
     6.500% due 04/20/2029                           1,510       1,359
     7.000% due 07/16/2026                           1,485       1,523
     7.000% due 02/16/2029                           1,000         977

                                           See accompanying notes | 3.31.02 | 41

Mortgage Portfolio
March 31, 2002

                                              Principal
                                                 Amount          Value
                                                 (000s)         (000s)
----------------------------------------------------------------------
   7.000% due 01/16/2030                      $   3,432     $    3,254
   7.250% due 12/16/2023                          1,339          1,362
   7.500% due 08/20/2028                          4,852          4,956
   7.500% due 02/20/2030                          2,000          2,031
   8.000% due 11/01/2013                          3,613          3,805
   8.000% due 01/16/2030                          2,377          2,527
   8.000% due 03/20/2030                          2,000          2,086
GS Mortgage Securities Corp.
   6.044% due 08/15/2018                          2,876          2,780
   6.526% due 08/15/2011                          4,500          4,375
Guardian Savings & Loan Association
   7.792% due 07/25/2019 (i)                         48             48
G-Wing Ltd.
   3.280% due 11/06/2003 (i)                      3,543          3,543
   4.530% due 05/06/2004 (i)                     10,300         10,300
Headlands Mortgage Securities, Inc.
   7.155% due 12/25/2012                            480            491
Hilton Hotel Pool Trust
   2.270% due 10/03/2010 (i)                     40,000         40,000
   2.370% due 10/03/2010 (i)                     15,000         15,000
   7.055% due 01/03/2010                         15,461         16,105
Holmes Financing PLC
   3.026% due 07/15/2040 (i)                     10,000         10,000
   3.126% due 07/15/2040 (i)                      1,750          1,750
Host Marriott Pool Trust
   7.970% due 08/03/2009                         16,990         18,239
Housing Securities, Inc.
   6.500% due 07/25/2009                            317            325
IMPAC CMB Trust
   2.180% due 11/25/2031 (i)                      2,367          2,368
   2.470% due 12/15/2030 (i)                     24,267         24,434
   2.560% due 11/25/2031 (i)                     12,824         12,822
J.P. Morgan Commercial Mortgage Finance Corp.
   2.180% due 04/15/2010 (i)                        926            925
Long Beach Mortgage Loan Trust
   8.396% due 01/20/2017 (i)                      6,269          6,895
LTC Commercial Mortgage
   6.029% due 05/28/2030                          1,429          1,438
Merrill Lynch Mortgage Investors, Inc.
   6.000% due 03/25/2031 (i)                      9,736          9,832
   6.050% due 10/15/2008                          1,771          1,787
   6.220% due 02/15/2030                          1,161          1,196
   6.950% due 06/18/2029                          1,677          1,729
   7.051% due 12/26/2025                            245            255
Morgan Stanley Capital I
   5.990% due 01/15/2028                            195            200
   6.190% due 01/15/2007                          4,283          4,410
   6.440% due 11/15/2002                             74             74
   6.860% due 05/15/2006 (i)                        908            941
   6.860% due 08/15/2023                          3,081          3,213
   7.276% due 01/16/2006                          1,517          1,591
   7.460% due 02/15/2020                          4,048          4,254
Morgan Stanley Mortgage Trust
   7.000% due 07/20/2021                            685            695
Mortgage Capital Funding, Inc.
   6.663% due 01/18/2008                          4,935          5,105
NationsBanc Montgomery Funding Corp.
   6.500% due 07/25/2028                          3,000          2,943
Nationslink Funding Corp.
   2.230% due 04/10/2007 (i)                      1,861          1,865
   6.654% due 02/10/2006                         26,000         27,018
   7.181% due 12/20/2006                         23,298         24,587
Nomura Depositor Trust
   2.460% due 02/15/2034 (i)                         51             51
Norwest Asset Securities Corp.
   6.000% due 07/25/2029                          5,600          5,686
   6.250% due 06/25/2014                          3,230          3,199
   6.250% due 08/25/2028                          1,066          1,073
   6.250% due 12/25/2028                          4,531          4,398
   6.250% due 05/25/2029                            500            457
   6.500% due 10/25/2029                          5,840          5,710
   6.750% due 10/25/2028                          8,551          8,542
   7.000% due 11/25/2029                          4,876          4,921
   7.250% due 10/25/2027                          6,601          6,728
   7.250% due 02/25/2030                          3,257          3,242
Norwest Integrated Structured Assets, Inc.
   7.000% due 06/25/2028                          3,000          3,062
Paine Webber Mortgage Acceptance Corp.
   6.500% due 06/25/2008                            665            671
   6.750% due 04/25/2024                            803            700
PHH Mortgage Services Corp.
   7.154% due 11/18/2027                          1,862          1,901
PNC Mortgage Acceptance Corp.
   7.520% due 07/15/2008                            985          1,043
PNC Mortgage Securities Corp.
   2.500% due 12/25/2030 (i)                     17,097         17,173
   6.625% due 03/25/2028                            183            184
   6.750% due 10/25/2028                          7,205          7,042
   6.750% due 04/25/2029                          1,892          1,895
   6.750% due 08/25/2029                            290            291
   7.000% due 12/25/2027                          5,200          5,282
   7.250% due 10/25/2029                          2,479          2,505
   7.479% due 05/25/2040 (i)                        163            167
Prudential Home Mortgage Securities
   6.500% due 07/25/2008                          5,000          5,031
   6.750% due 11/25/2007                            384            386
   6.750% due 11/25/2023                          1,039          1,049
   6.750% due 01/25/2024                          1,132          1,145
   6.800% due 05/25/2024                          4,276          3,917
   7.000% due 01/25/2008                            331            333
   7.500% due 02/25/2023                          8,551          8,756
Prudential Securities Secured Financing Corp.
   7.000% due 09/25/2020                            557            566
Residential Accredit Loans, Inc.
   6.750% due 06/25/2029                          3,000          3,007
   7.250% due 06/25/2027                          2,845          2,912
   7.500% due 11/25/2029                          8,085          8,218
   7.750% due 10/25/2029                          1,619          1,673
Residential Asset Securitization Trust
   6.250% due 11/25/2028                          4,000          3,936
   6.500% due 09/25/2014                          2,670          2,700
   6.500% due 03/25/2029                          4,198          4,220
   8.000% due 05/25/2030                         12,522         12,840
Residential Funding Mortgage Securities I
   6.250% due 03/25/2014                            864            857
   6.250% due 11/25/2028                          6,000          5,956
   6.306% due 06/25/2031                            966            973
   6.478% due 10/25/2008                            470            473
   6.500% due 12/25/2012                          8,047          8,088
   6.500% due 04/25/2013                          1,862          1,893
   6.500% due 12/25/2023                          9,173          8,854
   6.500% due 03/25/2029                          5,000          4,914
   6.500% due 04/25/2029                          7,600          7,439
   6.750% due 03/25/2028                          2,000          2,010
   6.750% due 05/25/2028                          2,170          2,211
   6.750% due 06/25/2028                          3,700          3,639
   6.981% due 06/25/2008                            874            882
   7.000% due 05/25/2012                            812            835
   7.000% due 03/25/2026                          3,742          3,842
   7.000% due 10/25/2027                          4,500          4,656
   7.000% due 11/25/2027                          7,550          7,648
   7.000% due 12/25/2027                          2,851          2,906
   7.302% due 03/25/2025 (i)                        213            215
   7.500% due 11/25/2029                          5,000          5,161
   7.500% due 11/25/2030                          2,704          2,704
   7.500% due 12/25/2030                          1,434          1,477
   7.750% due 09/25/2030                          4,692          4,749
Residential Mortgage Securities
   2.250% due 02/09/2028 (i)                     31,772         31,772
Resolution Trust Corp.
   3.900% due 08/25/2023  (i)                     1,141          1,136
   7.141% due 05/25/2029  (i)                       985          1,016
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019  (i)                     4,900          5,008
   7.100% due 11/28/2027  (i)                     1,177          1,222
Saco I, Inc.
   2.280% due 09/25/2040  (i)                     3,464          3,461
Salomon Brothers Mortgage Securities VII
   2.150% due 06/25/2029  (i)                       480            479
   2.230% due 04/25/2029  (i)                     1,525          1,529

42 Annual Report | 3.31.02 | See accompanying notes

                                                  Principal
                                                     Amount          Value
                                                     (000s)         (000s)
--------------------------------------------------------------------------
    2.300% due 09/25/2029 (i)                 $         155     $      155
    2.320% due 11/15/2029 (i)                           659            661
    2.700% due 01/25/2032 (i)                         8,209          8,209
    7.237% due 11/25/2022 (i)                           186            186
    7.600% due 12/25/2030                             1,222          1,243
Securitized Asset Sales, Inc.
    7.410% due 09/25/2024 (i)                           873            887
Security Pacific National Bank
    7.430% due 09/25/2019 (i)                           241            246
Shearson Lehman Securities
    6.438% due 10/01/2018 (i)                         2,695          2,731
Small Business Investment Cos.
    6.640% due 02/01/2011                             5,495          5,590
Starwood Asset Receivables Trust
    2.200% due 09/25/2022 (i)                           463            463
    2.400% due 09/25/2022 (i)                        40,000         40,028
Starwood Commercial Mortgage Trust
    6.600% due 02/03/2009                             3,292          3,382
    6.920% due 02/03/2009                             1,000          1,011
Strategic Hotel Capital, Inc.
    3.700% due 04/15/2011 (i)                         1,996          1,996
    4.300% due 04/15/2011 (i)                        11,975         11,975
Structured Asset Mortgage Investments, Inc.
    6.568% due 05/25/2022 (i)                         9,573          9,298
    6.908% due 06/25/2028 (i)                         7,106          7,198
    7.155% due 02/25/2030 (i)                         4,096          4,157
    8.000% due 10/25/2007                               640            667
Structured Asset Notes Transactions Ltd.
    6.650% due 08/30/2005 (i)                           663            640
Structured Asset Securities Corp.
    2.350% due 05/25/2031 (i)                         1,124          1,128
    2.380% due 03/25/2031 (i)                        11,530         11,563
    6.250% due 01/25/2032 (i)                        33,082         34,737
    6.750% due 07/25/2029                             1,804          1,840
    7.000% due 12/25/2027                             4,300          4,388
    7.000% due 11/25/2031                            22,653         23,211
    7.375% due 09/25/2024                               121            121
TMA Mortgage Funding Trust
    2.230% due 01/25/2029 (i)                         2,662          2,662
Union Planters Mortgage Finance Corp.
    6.600% due 01/25/2028                             4,000          4,084
Vendee Mortgage Trust
    6.500% due 03/15/2029                             2,500          2,375
Washington Mutual Mortgage Securities Corp.
    6.010% due 04/25/2031                            33,050         32,870
    6.452% due 02/25/2031                            18,800         19,106
    7.250% due 07/25/2031                             9,128          9,427
Washington Mutual, Inc.
    4.826% due 01/25/2041 (i)                           593            594
    4.981% due 12/25/2040 (i)                         6,031          6,089
    6.394% due 10/19/2039                             2,000          2,018
    6.600% due 10/19/2039 (i)                        24,323         24,152
    7.500% due 11/19/2029                             2,000          2,071
                                                                ----------
                                                                 1,907,289
                                                                ==========
Fannie Mae 32.5%
    4.320% due 11/01/2017 (i)                            31             32
    4.324% due 11/01/2015-10/01/2031 (i)              1,237          1,257
    4.424% due 02/01/2017                               925            947
    4.610% due 02/01/2017-03/01/2017 (k)                 30             30
    4.616% due 08/01/2029 (i)                           446            454
    4.618% due 06/01/2025-03/01/2028  (i)(k)            415            423
    4.620% due 08/01/2026-09/01/2027  (i)(k)            179            183
    4.624% due 07/01/2027 (i)                           175            179
    4.650% due 08/01/2008                            17,952         17,751
    4.668% due 01/01/2028 (i)                            82             83
    4.743% due 01/01/2029 (i)                           120            122
    4.778% due 09/01/2017 (i)                           849            847
    4.835% due 05/01/2036 (i)                           146            149
    4.881% due 09/01/2040                             2,445          2,480
    4.902% due 05/01/2019                                55             56
    4.903% due 06/01/2029 (i)                           102            104
    4.990% due 09/01/2024 (i)                            50             51
    4.991% due 05/01/2036 (i)                           195            198
    5.000% due 01/01/2024-10/01/2024 (k)                 65             66
    5.018% due 07/01/2024 (i)                             9             10
    5.153% due 05/01/2036 (i)                        20,586         20,974
    5.230% due 10/01/2016                               225            227
    5.260% due 02/01/2032                            29,726         29,503
    5.500% due 04/16/2017-04/11/2032 (k)            170,946        166,182
    5.516% due 09/01/2020 (i)                           116            118
    5.709% due 05/01/2019                             1,006          1,028
    5.750% due 07/01/2029 (i)                            16             17
    5.796% due 11/01/2024 (i)                            11             12
    5.800% due 11/01/2011                             1,992          1,988
    5.840% due 03/01/2018                                46             47
    5.931% due 09/01/2030                               607            630
    5.995% due 08/01/2024 (i)                            20             21
    6.000% due 04/01/2004-04/11/2032 (k)            985,270        971,029
    6.116% due 06/01/2023 (i)                           302            308
    6.130% due 08/01/2005                             2,929          3,016
    6.160% due 05/01/2008                               992            979
    6.168% due 12/01/2024 (i)                           299            309
    6.245% due 11/01/2025 (i)                           572            592
    6.250% due 07/01/2003-04/01/2030 (i)(k)           4,594          4,743
    6.262% due 02/01/2009                            19,197         19,799
    6.319% due 05/01/2028                               209            218
    6.327% due 02/01/2027 (i)                           603            623
    6.332% due 07/01/2024 (i)                           269            279
    6.350% due 03/01/2024 (i)                           119            124
    6.362% due 11/01/2023 (i)                           145            150
    6.374% due 11/01/2023 (i)                            75             77
    6.382% due 05/01/2027                             1,321          1,369
    6.448% due 12/01/2017 (i)                           555            556
    6.450% due 05/01/2008-09/01/2016 (k)              6,729          6,830
    6.479% due 02/01/2030 (i)                         4,775          4,820
    6.500% due 12/01/2003-04/11/2032                193,425        192,642
    6.567% due 04/01/2025                               429            439
    6.585% due 01/01/2024 (i)                            57             59
    6.595% due 02/01/2024 (i)                           153            158
    6.648% due 05/01/2026 (i)                           197            202
    6.652% due 10/01/2027                               167            172
    6.683% due 11/01/2025 (i)                           664            684
    6.703% due 08/01/2028                             1,541          1,523
    6.750% due 11/01/2007                                42             43
    6.761% due 01/01/2027 (i)                           998          1,028
    6.810% due 08/01/2004                               499            518
    6.859% due 04/01/2030                               270            278
    6.881% due 02/01/2018 (i)                         1,218          1,199
    6.903% due 09/01/2023                               262            270
    6.981% due 06/01/2007                             1,096          1,156
    6.988% due 08/01/2030                             2,829          2,929
    6.991% due 01/01/2030 (i)                         6,778          6,894
    7.000% due 06/01/2003-04/11/2032 (k)             13,912         14,244
    7.040% due 03/01/2007                               214            226
    7.052% due 08/01/2009                             1,761          1,840
    7.125% due 06/01/2017                                30             30
    7.235% due 10/01/2003                               232            241
    7.250% due 01/01/2003-10/01/2011 (k)                202            209
    7.310% due 07/01/2003                               232            239
    7.319% due 05/01/2030 (i)                         8,927          9,210
    7.382% due 03/01/2030 (i)                         7,504          7,748
    7.430% due 01/25/2023                             3,393          3,359
    7.440% due 04/01/2003                                23             24
    7.491% due 08/01/2014 (i)                            88             92
    7.500% due 12/01/2012-04/11/2032 (k)            200,343        207,565
    7.530% due 01/01/2009                             1,336          1,425
    7.730% due 01/01/2025                             3,997          4,239
    7.750% due 02/01/2008                               106            110
    8.000% due 07/01/2007-12/01/2016 (k)                268            281
    8.500% due 04/01/2008-11/01/2026 (k)              2,274          2,447
    9.000% due 03/01/2010-06/01/2027 (k)              2,429          2,641
    9.250% due 05/01/2010                                69             75
    9.500% due 11/01/2010-04/01/2025 (k)                548            604
   10.000% due 04/01/2020                               224            249
   15.500% due 10/01/2012                                 5              6
   15.750% due 12/01/2011                                 2              3
                                                                 ---------
                                                                 1,729,291
                                                                 =========
Federal Housing Administration 2.0%
     6.875% due 12/01/2016                              626            601
     6.896% due 07/01/2020                              656            626

                                           See accompanying notes | 3.31.02 | 43

Mortgage Portfolio
March 31, 2002

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)
----------------------------------------------------------------------------

    7.350% due 01/01/2031                          $    3,621     $    3,656
    7.400% due 02/01/2021                               2,216          2,228
    7.430% due 07/01/2018-07/01/2025 (k)               69,206         68,876
    7.450% due 05/01/2021                                 654            659
    7.500% due 12/01/2030-09/01/2034 (k)                3,639          3,542
    7.590% due 12/01/2017                               3,755          3,774
    7.625% due 12/01/2016                                 106            107
    7.630% due 09/01/2039-05/01/2040 (k)                9,683          9,797
    7.750% due 05/01/2028                                 934            923
    8.250% due 05/01/2022                                 994          1,021
    8.530% due 02/01/2039                               3,063          3,112
    8.875% due 06/01/2035                               5,872          6,158
                                                                  ----------
                                                                     105,080
                                                                  ==========
Freddie Mac 5.1%
    7.500% due 12/01/2022                                  84             88
    4.324% due 09/01/2018 (i)                           1,147          1,164
    4.868% due 08/01/2018 (i)                             387            394
    5.231% due 07/01/2019 (i)                             829            845
    5.250% due 02/01/2017 (i)                              15             16
    5.500% due 11/01/2028-04/11/2032 (k)               22,355         21,051
    5.625% due 01/01/2017 (i)                              47             48
    5.650% due 04/01/2025 (i)                             191            194
    5.863% due 09/01/2028 (i)                             585            600
    6.000% due 09/01/2006-04/11/2032 (k)              132,954        128,882
    6.031% due 11/01/2027 (i)                           1,323          1,347
    6.043% due 07/01/2029 (i)                           3,649          3,710
    6.131% due 12/01/2029 (i)                           4,875          4,988
    6.250% due 04/01/2003-05/01/2023 (k)                   65             66
    6.254% due 10/01/2024 (i)                             491            502
    6.260% due 05/01/2025 (i)                             351            356
    6.349% due 01/01/2028 (i)                             955            974
    6.363% due 10/01/2024 (i)                             647            664
    6.370% due 10/01/2023 (i)                             480            493
    6.375% due 03/01/2017 (i)                              62             62
    6.389% due 03/01/2027 (i)                             285            293
    6.395% due 09/01/2026 (i)                           1,676          1,725
    6.433% due 11/01/2029 (i)                          14,907         15,348
    6.435% due 02/01/2027 (i)                           1,983          2,044
    6.458% due 06/01/2024 (i)                             235            242
    6.460% due 09/01/2025 (i)                             115            119
    6.500% due 03/01/2005-04/11/2032 (k)               22,211         22,340
    6.504% due 07/01/2028 (i)                           6,526          6,660
    6.726% due 09/01/2027 (i)                           1,824          1,857
    6.775% due 11/01/2003                                  23             23
    6.776% due 06/01/2022-07/01/2027 (k)(i)             1,287          1,309
    6.777% due 04/15/2030 (i)                             560            568
    6.781% due 09/01/2024 (i)                             241            247
    6.860% due 10/01/2027 (i)                             609            623
    6.964% due 12/01/2026 (i)                             669            686
    7.000% due 09/01/2006                                  21             21
    7.141% due 09/01/2027 (i)                           1,631          1,676
    7.450% due 03/25/2022                               1,541          1,555
    7.500% due 07/01/2009-04/11/2032 (k)               43,494         45,036
    7.521% due 03/01/2029 (i)                             876            894
    8.000% due 05/01/2008-10/01/2014 (k)                  782            831
    8.250% due 06/01/2008-12/01/2008 (k)                  247            261
    8.500% due 05/01/2002-08/01/2027 (k)                1,136          1,215
    9.500% due 07/01/2004-06/01/2021 (k)                  292            312
   10.000% due 07/01/2005-12/01/2005 (k)                  146            149
   10.250% due 05/01/2009                                   2              2
   10.750% due 09/01/2009-05/01/2010 (k)                    9              9
                                                                  ----------
                                                                     272,489
                                                                  ==========
Government National Mortgage Association 30.9%
    5.000% due 04/20/2030                                 238            239
    5.250% due 05/20/2029-02/20/2031 (k)               12,258         12,376
    5.500% due 11/15/2028-02/20/2031 (k)              139,600        140,643
    6.000% due 12/15/2023-04/18/2032 (i)(k)           374,019        368,107
    6.250% due 01/20/2028-01/20/2031 (k)               18,020         18,265
    6.375% due 03/20/2021-05/20/2028 (i)(k)            60,260         61,619
    6.500% due 09/15/2023-04/11/2032 (i)              274,142        274,850
    6.625% due 10/20/2018-12/20/2027 (i)(k)            43,086         44,223
    6.670% due 08/15/2040                               2,863          2,848
    6.720% due 11/15/2040                               2,317          2,302
    6.750% due 08/20/2017-09/20/2027 (i)(k)            28,139         28,847
    6.875% due 04/20/2019 (i)                             114            116
    7.000% due 04/20/2017-04/18/2032 (k)              386,795        394,128
    7.250% due 07/20/2030                              11,386         11,754
    7.500% due 12/15/2028-10/15/2040 (k)              109,855        113,936
    7.700% due 12/15/2040                               1,555          1,608
    7.750% due 10/15/2025-11/15/2025 (k)                  349            368
    8.000% due 12/15/2003-09/20/2030 (k)                5,110          5,391
    8.250% due 07/15/2008                                 119            126
    8.500% due 09/15/2027-06/15/2031 (k)              143,164        153,055
    9.000% due 09/15/2006-08/20/2030 (k)                6,107          6,545
    9.500% due 09/15/2009-12/15/2021 (k)                  842            933
   11.000% due 07/15/2010                                  18             20
    7.500% due 07/15/2030                                 670            697
                                                                  ----------
                                                                   1,642,996
                                                                  ==========
Stripped Mortgage-Backed Securities 0.5%
Ameriquest Mortgage Securities, Inc. (IO)
    6.500% due 05/25/2004                              10,000            948
Bear Stearns Asset Backed Securities, Inc. (IO)
    8.000% due 05/25/2004 (i)                          18,193          3,265
Bear Stearns Mortgage Securities, Inc. (IO)
    7.000% due 08/25/2024                                 115              8
Chase Mortgage Finance Corp. (PO)
    0.000% due 01/25/2030                                  78             73
CMC Securities Corp. III (IO)
    6.750% due 11/25/2028                               2,723            246
Collateralized Mortgage Obligation Trust (PO)
    0.000% due 09/23/2017                                  31             26
Credit-Based Asset Servicing and Securitization (IO)
    2.000% due 12/15/2039                              43,000          1,263
CS First Boston Mortgage Securities Corp. (IO)
    7.000% due 08/25/2004                               7,904            580
Fannie Mae (IO)
    6.500% due 02/25/2007                                  70              1
    6.500% due 05/25/2019                               1,311             39
    6.500% due 03/25/2020                                 305              9
    6.500% due 08/25/2020                                  57              2
    6.500% due 09/25/2021                                 323             29
    6.500% due 03/25/2022                                 992            109
    7.000% due 04/25/2008                                 363             45
    7.000% due 07/25/2008                               1,066            141
    7.000% due 04/25/2019                               2,376             23
    7.000% due 08/25/2019                                 143              3
    839.670% due 08/25/2020                                 1             21
Fannie Mae (PO)
    0.000% due 08/25/2022                                 155            131
    0.000% due 04/25/2023                               4,360          2,461
First Union National Bank-Bank of America
    Commercial Mortgage Trust (IO)
    1.740% due 03/15/2011 (i)                          38,977          4,350
Freddie Mac (IO)
    1.487% due 12/15/2023 (i)                             952             68
    6.500% due 07/15/2006                                   1              0
    6.500% due 05/15/2007                                  70              2
    6.500% due 07/15/2007                                  42              0
    6.500% due 01/15/2023                                 957            125
    7.000% due 10/25/2023                               1,047            248
    7.500% due 08/15/2029                                 708            131
Government National Mortgage Association (IO)
    1.749% due 09/16/2041                              25,452          2,072
Government National Mortgage Association (PO)
    0.000% due 02/26/2019                                 220            218
Irwin Home Equity Loan Trust (IO)
   10.000% due 03/25/2004                              18,037          3,252
Merrill Lynch Mortgage Investors, Inc. (IO)
    0.704% due 04/25/2028 (i)                          23,837            527
Mesa Trust Asset Backed Certificates (IO)
    5.000% due 08/18/2004                              55,200          4,280
Residential Funding Mortgage Securities I (IO)
    7.000% due 09/25/2023                                 251             24
Residential Funding Mortgage Securities II (IO)
   10.000% due 09/25/2003                              13,600          1,834
                                                                  ----------
                                                                      26,554
                                                                  ==========
Total Mortgage-Backed Securities                                   5,683,699
                                                                  ==========
(Cost $5,690,219)

44 Annual Report | 3.31.02 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  35.2%

Aames Mortgage Trust
   2.300% due 07/15/2029 (i)                        $      3,642      $   3,655
   2.350% due 10/15/2029 (i)                                 756            757
ABFS Equipment Contract Trust
   6.100% due 10/15/2005                                      41             40
ABSC Long Beach Home Equity Loan Trust
   2.110% due 08/21/2030 (i)                               6,969          6,977
   2.450% due 07/21/2030 (i)                              27,500         27,579
   2.950% due 06/21/2030 (i)                              14,287         14,351
Access Financial Manufactured Housing Contract Trust
   7.650% due 05/15/2021                                   1,500          1,332
Ace Securities Corp.
   2.200% due 08/25/2030 (i)                               1,086          1,088
   2.220% due 11/25/2028 (i)                                 210            211
Advanta Business Card Master Trust
   2.601% due 04/20/2008 (i)                              13,000         13,191
Advanta Equipment Receivables
   7.560% due 02/15/2007                                     426            442
Advanta Mortgage Loan Trust
   2.275% due 11/25/2029 (i)                                 605            605
   2.300% due 08/25/2029 (i)                                 942            945
   2.887% due 05/25/2027 (i)                               1,214          1,215
Advanta Revolving Home Equity Loan Trust
   2.150% due 02/25/2025 (i)                                 477            477
Aerco Ltd.
   2.360% due 08/15/2025 (i)                               3,400          3,403
AFC Home Equity Loan Trust
   2.150% due 06/24/2029 (i)                               1,121          1,119
   2.310% due 06/24/2029 (i)                               5,213          5,230
   2.450% due 09/25/2029 (i)                                 535            535
Aircraft Finance Trust
   8.000% due 05/15/2024                                   1,000            910
Alliance Laundry Equipment Receivables Trust
   2.300% due 05/15/2009 (i)                               6,557          6,569
American Residential Eagle Trust
   2.250% due 04/25/2029 (i)                                 502            503
Americredit Automobile Receivable Trust
   2.350% due 09/05/2006 (i)                               1,000          1,002
Ameriquest Mortgage Securities, Inc.
   2.550% due 07/15/2030 (i)                               3,000          2,995
Amortizing Residential Collateral Trust
   2.110% due 09/25/2030 (i)                               1,999          1,999
Amresco Residential Securities Mortgage Loan Trust
   2.370% due 06/25/2029 (i)                               5,413          5,420
Argentina Funding Corp.
   2.161% due 05/20/2003 (i)                                 500            501
Asset Backed Securities Corp. Home Equity
   2.250% due 03/15/2032 (i)                              47,267         47,452
Bank One Auto Grantor Trust
   6.290% due 07/20/2004                                     605            605
Bank One Heloc Trust
   2.161% due 04/20/2020 (i)                               3,220          3,218
Bayview Financial Acquisition Trust
   2.180% due 07/25/2031 (i)                               6,302          6,284
   2.230% due 03/25/2030 (i)                              21,433         21,446
   2.230% due 11/25/2031 (i)                               3,312          3,310
   2.240% due 11/25/2030 (i)                               6,100          6,122
   2.290% due 07/25/2030 (i)                               5,867          5,867
   2.500% due 02/25/2030 (i)                              14,161         14,148
   2.520% due 08/25/2030 (i)                              16,285         16,231
   2.750% due 07/25/2030 (i)                               4,858          4,845
   4.100% due 11/25/2030 (i)                               4,000          4,085
Bayview Financial Asset Trust
   2.250% due 04/25/2031 (i)                               1,016          1,016
Block Mortgage Finance, Inc.
   2.080% due 08/25/2028 (i)                                 563            561
   2.340% due 12/25/2028 (i)                                 973            974
Capital Asset Research Funding LP
   5.905% due 12/15/2005                                   2,301          2,293
   6.400% due 12/15/2004                                   1,024          1,035
CDC Mortgage Capital Trust
   2.100% due 01/10/2032 (i)                               6,880          6,877
Centex Home Equity
   7.540% due 10/25/2030                                  29,000         30,430
   7.990% due 10/25/2030                                  14,840         15,485
Centex Home Equity Loan Trust
   2.750% due 01/25/2032 (i)                               8,046          8,046
   2.910% due 12/25/2016                                  19,022         18,917
Chase Funding Loan Acquisition Trust
   2.140% due 04/25/2031 (i)                               9,342          9,280
Chase Funding Mortgage Loan Asset-Backed
Certificates
   2.450% due 10/25/2030 (i)                              15,300         15,220
   3.700% due 10/25/2030 (i)                               6,800          6,765
CIT Group Home Equity Loan Trust
   3.483% due 02/25/2017                                  16,000         16,000
CNH Equipment Trust
   2.158% due 07/15/2016 (i)                              20,000         20,087
   7.140% due 09/15/2007                                     589            614
CNL Funding
   7.721% due 08/25/2009                                  20,999         21,688
Conseco Finance
   2.270% due 10/15/2031 (i)                                 546            548
   2.290% due 12/15/2029 (i)                                 225            225
   2.320% due 10/15/2030 (i)                                 947            947
   2.400% due 02/15/2031 (i)                               3,000          2,940
   2.600% due 07/15/2031 (i)                              18,000         18,048
   2.650% due 03/15/2030 (i)                              11,900         11,896
   8.200% due 02/01/2032                                  40,000         43,071
   8.410% due 10/15/2031                                   9,000          9,560
   8.560% due 07/20/2008                                  10,435         10,761
  10.210% due 02/01/2032                                     700            720
  10.550% due 05/15/2005                                  14,140         14,690
Conseco Finance Securitizations Corp.
   2.150% due 10/15/2018 (i)                              15,389         15,406
   3.220% due 09/01/2023                                  41,557         41,616
   3.340% due 10/15/2018                                  13,146         13,165
   7.350% due 10/15/2030                                     648            676
   7.970% due 05/01/2032                                   7,700          7,963
   8.310% due 05/01/2032                                  11,560         11,991
   8.400% due 02/01/2032                                   2,000          2,089
   8.500% due 05/01/2033                                   6,500          5,722
   8.730% due 05/01/2032                                  17,500         18,274
Conseco Private Label Credit Card Master Note Trust
   2.800% due 11/17/2008 (i)                              12,500         12,480
Contimortgage Home Equity Loan Trust
   2.110% due 08/15/2028 (i)                                 149            150
   2.150% due 09/15/2028 (i)                                 534            534
   5.870% due 09/15/2008                                     365            373
   6.770% due 01/25/2018                                     217            217
Countrywide Asset-Backed Certificates
   2.170% due 09/25/2031 (i)                                 370            370
   2.500% due 09/25/2031 (i)                               9,125          9,136
Countrywide Home Loans
   2.400% due 12/25/2030 (i)                                 439            439
Credit-Based Asset Servicing & Securitization
   2.578% due 11/25/2033 (i)                              18,872         18,872
Cross Country Master Credit Card Trust II
   2.400% due 06/15/2006 (i)                               1,900          1,912
CS First Boston Mortgage Securities Corp.
   2.240% due 02/25/2032 (i)                               8,909          8,931
   2.250% due 08/25/2031 (i)                               4,409          4,419
   2.650% due 04/25/2032 (i)                              18,600         18,989
   2.970% due 12/15/2030 (i)                              41,550         41,827
   3.050% due 08/25/2031 (i)                                 800            817
   7.590% due 07/25/2026                                   7,683          8,051
Delta Funding Home Equity Loan Trust
   2.310% due 09/15/2029 (i)                                 482            484
Denver Arena Trust
   6.940% due 11/15/2019                                  13,944         13,682
Duck Auto Grantor Trust
   4.737% due 10/17/2005                                   7,267          7,347
DVI Receivables Corp.
   5.723% due 04/11/2009                                   3,064          3,130
Embarcadero Aircraft Securitization Trust
   2.380% due 08/15/2025 (i)                              15,000         13,500
   2.380% due 08/15/2025 (i)                               4,479          4,300
   3.000% due 08/15/2025 (i)                               9,100          6,825
EMC Mortgage Loan Trust
   2.220% due 05/25/2040 (i)                               8,675          8,692
EQCC Home Equity Loan Trust
   2.060% due 10/15/2027 (i)                                 515            515

                                           See accompanying notes | 3.31.02 | 45

Mortgage Portfolio
March 31, 2002

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Equity One Abs, Inc.
   2.140% due 11/25/2031 (i)                           $  29,625      $  29,648
Fannie Mae
   8.220% due 04/25/2025                                   9,000          9,440
First International Bank
   2.450% due 03/15/2027 (i)                              22,855         22,855
First Investors Auto Owner Trust
   3.460% due 12/15/2008                                  29,786         29,491
First Plus Home Loan Trust
   7.170% due 05/10/2024                                  10,000         10,390
Fleet Credit Card Master Trust II
   2.775% due 05/15/2008 (i)                              29,500         29,449
FMAC Loan Receivables Trust
   6.111% due 12/15/2019                                     736            747
   6.729% due 12/15/2019                                   2,700          2,540
FNF Funding X, LLC.
   6.530% due 07/20/2007                                   3,319          3,337
General Electric Capital Mortgage Services, Inc.
   7.200% due 04/25/2029                                   3,253          3,218
GMAC Mortgage Corp. Loan Trust
   2.290% due 11/18/2025 (i)                               5,231          5,247
   7.170% due 11/25/2010                                   2,550          2,582
   7.720% due 12/25/2031                                   7,574          7,992
   7.950% due 03/25/2030                                   2,434          2,571
Government Lease Trust
   5.860% due 04/18/2003                                     725            736
Government National Mortgage Association
   2.491% due 06/20/2032 (i)                               5,000          5,001
   7.930% due 06/20/2032                                  10,000         10,616
Green Tree Financial Corp.
   6.240% due 11/01/2016                                  17,073         17,443
   6.600% due 01/15/2019                                   1,260          1,290
   6.650% due 02/15/2029                                     349            351
   6.680% due 01/15/2029                                   1,698          1,729
   6.920% due 12/01/2030                                   5,000          4,591
   6.970% due 04/01/2031                                   7,000          7,222
   7.060% due 02/01/2031                                   2,500          2,382
   7.550% due 01/15/2029                                     699            696
   7.690% due 09/01/2030 (h)                               9,500          8,843
   8.000% due 07/15/2018                                   2,087          1,794
   9.100% due 04/15/2020                                   6,021          6,223
Green Tree Floorplan Receivables Master Trust
   2.250% due 11/13/2003 (i)                               5,500          5,505
Green Tree Home Equity Loan Trust
   6.130% due 02/15/2019                                   3,454          3,549
   6.770% due 07/15/2030                                     300            306
   7.180% due 07/15/2030                                   7,925          8,210
   7.610% due 09/15/2030                                   7,509          7,935
Green Tree Home Improvement Loan Trust
   2.070% due 08/15/2029 (i)                                 666            666
   2.120% due 11/15/2029 (i)                                 330            330
Green Tree Recreational, Equipment, & Consumables
   6.550% due 07/15/2028                                   3,637          3,746
   6.715% due 02/01/2009                                      39             39
GRMT II Mortgage Loan Trust
   2.151% due 06/20/2032 (i)                               1,455          1,456
GRMT Mortgage Loan Trust
   7.772% due 11/20/2017                                   4,000          4,048
   9.827% due 05/20/2017                                  10,000         10,488
Household Consumer Loan Trust
   2.320% due 08/15/2006 (i)                                 255            252
IMC Home Equity Loan Trust
   6.880% due 11/20/2028                                   7,910          8,212
   7.110% due 08/25/2014                                     446            448
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                   3,371          3,485
Indymac Home Equity Loan Asset-Backed Trust
   2.520% due 12/25/2031 (i)                               5,400          5,415
   2.920% due 12/25/2031 (i)                               9,925          9,942
   8.980% due 12/25/2031                                   1,000          1,022
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                                   1,108          1,113
Irwin Home Equity Loan Trust
   2.220% due 02/25/2012 (i)                               6,800          6,821
   2.225% due 06/25/2021 (i)                                 874            877
   2.327% due 02/25/2011 (i)                              25,267         25,287
   2.750% due 06/25/2021 (i)                               4,000          4,021
   7.960% due 04/25/2026                                   7,000          7,371
Keycorp Student Loan Trust
   2.190% due 08/25/2007 (i)                                 160            160
   2.504% due 08/27/2025 (i)                               4,664          4,667
Long Beach Auto Receivables Trust
   3.114% due 03/13/2005                                   4,400          4,330
Marriott Vacation Club Owner Trust
   2.251% due 09/20/2017 (i)                               2,441          2,425
MBNA Master Credit Card Trust
   6.350% due 11/15/2005                                     800            827
Mellon Auto Grantor Trust
   5.460% due 10/17/2005                                     548            556
Merrill Lynch Mortgage Investors, Inc.
   2.130% due 07/25/2016 (i)                              48,501         48,545
Mesa Trust
   2.500% due 05/15/2033 (i)                               4,801          4,801
   3.000% due 05/15/2033 (i)                               6,648          6,648
  10.000% due 12/15/2003                                   7,386          1,704
Mesa Trust Asset Backed Certificates
   2.442% due 11/25/2031 (i)                              18,174         18,174
   4.091% due 02/18/2032                                  10,000         10,000
Metris Master Trust
   2.551% due 04/20/2006 (i)                               3,200          3,205
   3.801% due 11/20/2009 (i)                               8,000          8,269
Metropolitan Asset Funding, Inc.
   2.360% due 04/25/2029 (i)                               1,117          1,113
Mid-State Trust
   7.340% due 07/01/2035                                   2,230          2,296
   7.791% due 03/15/2038                                   1,656          1,742
   8.330% due 04/01/2030                                   4,426          4,651
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (i)                               1,700          1,705
Morgan Stanley Dean Witter Capital I
   4.150% due 05/25/2031 (i)                               6,993          6,993
   7.500% due 07/15/2010                                  24,431         25,610
Nextcard Credit Card Master Note Trust
   3.550% due 12/15/2006 (i)                               5,300          3,180
Novastar Home Equity Loan
   2.175% due 04/25/2028 (i)                               3,043          3,043
NPF XII, Inc.
   2.290% due 10/01/2003 (i)                              49,000         48,878
   2.320% due 12/01/2003 (i)                              13,800         13,753
   2.350% due 03/01/2003 (i)                               2,917          2,904
   2.420% due 06/01/2004 (i)                              25,000         25,000
   2.520% due 11/01/2003 (i)                               3,000          3,000
   2.520% due 11/01/2004 (i)                              25,000         24,985
   2.590% due 10/01/2003 (i)                               1,700          1,705
   2.820% due 03/01/2004 (i)                               4,000          3,983
   2.970% due 11/01/2004 (i)                               6,000          5,998
   7.050% due 06/01/2003 (i)                               5,500          5,557
Oakwood Mortgage Investors, Inc.
   6.190% due 12/15/2013                                   5,284          5,395
   7.050% due 03/15/2031 (i)                                  81             81
   7.500% due 01/15/2021                                   4,000          4,181
Ocwen Mortgage Loan Trust
   2.185% due 10/25/2029 (i)                                 778            778
   2.325% due 04/25/2029 (i)                               1,860          1,860
   2.530% due 03/25/2031 (i)                               5,780          5,823
Option One Mortgage Loan Trust
   2.230% due 12/26/2029 (i)                                 670            672
   2.375% due 02/25/2029 (i)                               1,219          1,226
   6.020% due 05/25/2029                                     600            608
Origen Manufactured Housing
   7.650% due 03/15/2032                                  13,200         13,594
Provident Bank Home Equity Loan Trust
   2.120% due 04/25/2029 (i)                                 518            515
Providian Gateway Master Trust
   2.120% due 03/15/2007 (i)                               2,700          2,703
Residential Asset Mortgage Products, Inc.
   2.130% due 12/25/2003 (i)                              12,356         12,367
   5.820% due 12/25/2022                                  16,701         16,846
   8.000% due 09/25/2030                                  24,150         25,261
   8.360% due 06/25/2030                                  21,228         22,441

46 Annual Report |3.31.02| See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Residential Asset Securities Corp.
   2.450% due 09/25/2031  (i)                       $    34,000    $     33,984
   7.110% due 07/25/2029                                  1,290           1,296
   7.934% due 10/25/2024  (i)                               660             666
Residential Funding Mortgage Securities II
   2.090% due 08/25/2014  (i)                            60,657          60,696
   7.850% due 12/25/2024                                  7,000           7,282
   7.980% due 09/25/2025                                 34,999          36,624
   8.350% due 03/25/2025                                  1,000           1,066
Residential Mortgage Loan Trust
   2.687% due 09/25/2029  (i)                             2,873           2,906
Saks Credit Card Master Trust
   3.347% due 12/15/2009  (i)                             3,000           3,069
Sallie Mae
   2.334% due 07/25/2004  (i)                               439             439
   2.350% due 07/25/2016  (i)                            17,907          18,060
   2.364% due 10/25/2004  (i)                                56              56
   2.454% due 04/25/2006  (i)                             2,044           2,047
   2.534% due 04/25/2007  (i)                             4,528           4,535
Salomon Brothers Mortgage Securities VII
   2.240% due 12/25/2029  (i)                             1,325           1,327
   2.250% due 07/25/2029  (i)                               218             218
   2.480% due 12/15/2029  (i)                             2,000           2,006
   3.400% due 11/15/2029  (i)                            17,600          17,929
   6.930% due 08/25/2028                                  2,572           2,594
Saxon Asset Securities Trust
   2.130% due 05/25/2029  (i)                               249             249
   2.200% due 02/25/2029  (i)                                14              14
Sears Credit Account Master Trust
   2.430% due 10/18/2011  (i)                            30,500          30,544
SMS Student Loan Trust
   2.474% due 10/27/2025  (i)                             1,730           1,729
Sovereign Dealer Floor Plan Master LLC
   2.150% due 10/15/2007  (i)                            13,000          13,024
Team Fleet Financing Corp.
   2.340% due 12/25/2003  (i)                            19,188          19,278
TrendWest Resorts, Inc.
   7.440% due 12/15/2011                                  6,789           6,897
   8.670% due 12/15/2011                                  4,010           4,084
Triton Aviation Finance
   4.900% due 06/15/2025  (i)                             4,500           4,500
UCFC Manufactured Housing Contract
   7.900% due 01/15/2028                                  2,500           2,221
Vanderbilt Mortgage Finance
   7.905% due 02/07/2026                                    198             213
   8.040% due 12/07/2030                                  1,023           1,046
WFS Financial Owner Trust
   6.920% due 01/20/2004                                    290             293
                                                                   ------------
Total Asset-Backed Securities                                         1,872,870
                                                                   ============
(Cost $1,810,035)

 PURCHASED CALL OPTIONS 0.0%

Eurodollar March Futures (CME)
   Strike @ 95.500 Exp. 03/17/2003                    2,730,000           3,310
Interest Rate Swap (OTC)
   4.000% due 04/15/2004
   Strike @ 4.000 Exp. 04/11/2002                       486,500             178
                                                                   ------------
Total Purchased Call Options                                              3,488
                                                                   ============
(Cost $6,825)

 PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
   Strike @ 95.000 Exp. 06/17/2002                    2,500,000              31
PNC Mortgage Securities (OTC)
   7.500% due 05/25/2040
   Strike @ 100.000 Exp. 04/01/2005                         600               0
                                                                   ------------
Total Purchased Put Options                                                  31
                                                                   ============
(Cost $76)

 CONVERTIBLE BONDS & NOTES 0.6%

Utilities 0.6%
Nabors Industries, Inc.
   0.000% due 06/20/2020                                 46,000          30,245
                                                                   ------------
Total Convertible & Notes Bonds                                          30,245
                                                                   ============
(Cost $30,559)

 SHORT-TERM INSTRUMENTS 0.8%

Commercial Paper 0.2%
AT&T Corp.
   4.525% due 08/06/2002                                  5,000           5,000
Federal Home Loan Bank
   1.745% due 05/08/2002 (b)                              2,540           2,535
Freddie Mac
   1.750% due 04/30/2002 (b)                              1,000             999
                                                                   ------------
                                                                          8,534
                                                                   ============
Repurchase Agreement 0.5%
State Street Bank
   1.550% due 04/01/2002                                 26,000          26,000
                                                                   ------------
   (Dated 03/28/2002. Collateralized by
   Freddie Mac 4.700% due 05/14/2003
   valued at $26,520. Repurchase proceeds
   are $26,004.)

U.S. Treasury Bills 0.1%
   1.735% due 05/02/2002                                  6,250           6,241
                                                                   ------------
Total Short-Term Instruments                                             40,775
                                                                   ============
(Cost $40,775)

Total Investments (a) 156.7%                                       $  8,329,064
(Cost $8,279,884)

Written Options (c) 0.0%                                                    (34)
(Premiums $5,574)

Other Assets and Liablities (Net) (56.7%)                            (3,014,773)
                                                                   ------------
Net Assets 100.0%                                                  $  5,314,257
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $8,281,982 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $     94,381

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (47,299)
                                                                   ------------
Unrealized appreciation-net                                        $     47,082
                                                                   ============

(b) Securities with an aggregate market value of $3,532 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                           # of     Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2002)                         814    $     (1,590)
U.S. Treasury 10 Year Note (06/2002)                         22             (78)
Eurodollar September Futures (09/2002)                    1,485          (1,130)
Eurodollar December Futures (12/2002)                       730            (308)
                                                                   ------------
                                                                   $     (3,106)
                                                                   ============

                                           See accompanying notes | 3.31.02 | 47

Mortgage Portfolio
March 31, 2002

----------------------------------------------------------------------------
(c) Premiums received on written options:

                                         # of
Type                                Contracts       Premium            Value
----------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.600 Exp. 04/11/2002  121,000,00     $   3,334      $        3

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002      4,900         2,240              31
                                                   -------------------------
                                                   $   5,574      $       34
                                                   =========================

(d) Swap agreements outstanding 31, at March 2002:

                                                    Notional      Unrealized
Type                                                  Amount  (Depreciation)
----------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003                                   $    5,000      $    (235)

Receive Floating rate based on 3-month LIBOR plus
1.000% and pay a fixed rate equal to 0.000%.

Broker: Morgan Stanley
Exp. 06/20/2003                                        9,126           (787)

Receive floating rate based on 3-month LIBOR plus 1.100% and pay a fixed rate equal to 0.000%.

Broker: Bear Stearns
Exp. 06/20/2003                                       20,321            (62)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2007                                      107,000           (458)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 06/17/2012                                      238,000           (420)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                       60,000           (106)
                                                                  ---------
                                                                  $  (2,068)
                                                                  =========
(e) Short sales open at 31, March 2002 were as follows:

Coupon
Type                    (%)     Maturity     Par       Value        Proceeds
----------------------------------------------------------------------------
Government National
Mortgage Association  7.500   04/18/2032   16,00   $  16,625     $    16,655
Fannie Mae            7.000   04/11/2032 223,000     227,250         227,236
                                                   -------------------------
                                                   $ 243,875     $   243,891
                                                   =========================

(f) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                              Maturity             Value
----------------------------------------------------------------------------
Entered into on March 21, 2002 paying
interest at 1.800 %
Government National Mortgage Assn. 5.500%       04/23/2002       $    54,378
Government National Mortgage Assn. 6.000%       04/23/2002            31,549
Government National Mortgage Assn. 5.500%       04/23/2002            35,002
                                                                 -----------
                                                                 $   120,929
                                                                 ===========

(g) Security, or a portion thereof, subject to financing transaction.

(h) Restricted security.

(i) Variable rate security. The rate listed is as of March 31, 2002.

(j) Security is in default.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Principal amount of security is adjusted for inflation.

48 Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Asset-Backed Securities Portfolio
March 31, 2002

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
    7.000% due 09/15/2003                             $      1,000    $  1,000
                                                                      --------
Total U.S. Government Agencies                                           1,000
                                                                      ========
(Cost $1,003)

 U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities
    3.375% due 01/15/2007 (d)(h)                             3,353       3,423
                                                                      --------
Total U.S. Treasury Obligations                                          3,423
                                                                      ========
(Cost $3,389)

 MORTGAGE-BACKED SECURITIES 24.5%

Collateralized Mortgage Obligations 21.7%
American Southwest Financial Securities Corp.
    8.000% due 01/18/2009                                    1,000       1,067
Asset Securitization Corp.
    7.384% due 08/13/2029                                      750         791
Bear Stearns Adjustable Rate Mortgage Trust
    7.491% due 12/25/2030 (f)                                  380         384
    8.064% due 03/25/2031 (f)                                  298         304
Bear Stearns Mortgage Securities, Inc.
    7.750% due 06/25/2027                                      848         859
Credit-Based Asset Servicing & Securitization
    5.102% due 08/25/2014                                    1,147       1,160
CS First Boston Mortgage Securities Corp.
    2.450% due 11/25/2031 (f)                                  876         874
    2.900% due 08/25/2031 (f)                                2,000       2,000
Fannie Mae
    2.325% due 10/25/2021 (f)                                  335         336
    6.500% due 07/25/2020                                       21          21
GMAC Commercial Mortgage Securities, Inc.
    3.970% due 09/09/2015 (f)                                  500         450
Homeside Mortgage Securities Trust
    1.930% due 01/20/2027 (f)                                  269         269
IMPAC CMB Trust
    2.470% due 12/15/2030 (f)                                  980         987
    2.560% due 11/25/2031 (f)                                  255         255
Mellon Residential Funding Corp.
    6.500% due 02/25/2013                                      399         405
Nationslink Funding Corp.
    6.888% due 05/10/2007                                    2,750       2,874
Prudential Home Mortgage Securities
    6.750% due 11/25/2023                                    1,559       1,573
    6.750% due 01/25/2024                                      990       1,001
Residential Accredit Loans, Inc.
    6.750% due 06/25/2029                                       99         101
Residential Asset Securities Corp.
    6.750% due 07/25/2029                                       14          14
Salomon Brothers Mortgage Securities VII
    2.837% due 01/25/2032 (f)                                1,500       1,500
Sears Mortgage Securities
    7.010% due 07/25/2023                                    1,573       1,607
    9.250% due 11/15/2010 (e)                                  132         132
Starwood Commercial Mortgage Trust
    6.920% due 02/03/2009                                    1,000       1,011
Structured Asset Mortgage Investments, Inc.
    6.566% due 06/25/2029 (f)                                  762         752
United Mortgage Securities Corp.
    6.260% due 06/25/2032 (f)                                  689         694
                                                                      --------
                                                                        21,421
                                                                      ========
Fannie Mae 1.1%
    6.090% due 12/01/2008                                       96          97

    6.930% due 09/01/2021                                      981       1,010
                                                                      --------
                                                                         1,107
                                                                      ========
Government National Mortgage Association 0.5%
    6.250% due 02/20/2030 (f)                                   76          77
    6.625% due 11/20/2026 (f)                                  259         266
    6.750% due 09/20/2023 (f)                                  121         124
                                                                      --------
                                                                           467
                                                                      ========
Stripped Mortgage-Backed Securities 1.2%
Residential Funding Mortgage Securities II (IO)
   10.000% due 09/25/2003                                    9,000       1,214
                                                                      --------
Total Mortgage-Backed Securities                                        24,209
                                                                      ========
(Cost $24,043)

 ASSET-BACKED SECURITIES 67.8%

Aames Mortgage Trust
    2.325% due 08/15/2027 (f)                                  590         590
    2.350% due 10/15/2029 (f)                                  302         303
ABSC Long Beach Home Equity Loan Trust
    3.000% due 06/21/2030 (f)                                1,000       1,004
    7.570% due 03/21/2024                                      674         685
Access Financial Manufactured Housing
    Contract Trust
    7.650% due 05/15/2021                                    1,000         888
Accredited Mortgage Loan Trust
    2.220% due 02/25/2030 (f)                                1,059       1,060
Advanta Mortgage Loan Trust
    2.140% due 05/25/2027 (f)                                  608         608
    6.420% due 09/25/2021                                    1,517       1,530
    7.750% due 10/25/2026                                      525         555
American Express Credit Account Master Trust
    2.080% due 11/15/2010 (f)                                   75          75
AmeriCredit Automobile Receivables Trust
    5.370% due 06/12/2008                                       93          94
ANRC Auto Owner Trust
    6.940% due 04/17/2006                                      440         452
Arcadia Automobile Receivables Trust
    6.000% due 11/17/2003                                    1,790       1,806
Asset-Backed Funding Certificates
    7.641% due 11/25/2030                                        7           8
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                    1,859       1,880
Centex Home Equity Loan Trust
    7.720% due 05/25/2029                                      200         211
Champion Home Equity Loan Trust
    2.110% due 03/25/2029 (f)                                  220         219
Chase Funding Mortgage Loan
    Asset-Backed Certificates
    3.700% due 10/25/2030 (f)                                2,000       1,990
Citibank Credit Card Insurance Trust
    1.961% due 02/07/2008 (f)                                  500         501
CNH Equipment Trust
    7.140% due 09/15/2007                                      544         567
Community Program Loan Trust
    4.500% due 04/01/2029                                      500         384
Conseco Finance
    2.600% due 07/15/2031 (f)                                1,000       1,003
    2.650% due 03/15/2030 (f)                                1,000       1,000
    7.670% due 02/15/2016                                       41          41
    7.800% due 05/15/2020                                      150         159
    8.410% due 12/15/2025                                    2,000       2,125
    9.290% due 12/15/2029                                    1,000       1,070
   10.210% due 02/01/2032                                    1,000       1,029
Conseco Finance Home Loan Trust
    8.880% due 06/15/2024                                      700         748
Conseco Finance Securitizations Corp.
    3.220% due 09/01/2023                                      831         832
    7.060% due 02/01/2032                                      180         184
    8.500% due 05/01/2033                                    1,000         880
Contimortgage Home Equity Loan Trust
    2.327% due 06/15/2025 (f)                                  447         447
    7.280% due 04/25/2014                                    1,000       1,045
Countrywide Asset-Backed Certificates
    2.170% due 09/25/2031 (f)                                  542         542
    2.500% due 09/25/2031 (f)                                2,000       2,002
    5.923% due 05/25/2018                                       24          24
Countrywide Home Equity Loan Trust
    2.220% due 04/15/2025 (f)                                  403         403
CS First Boston Mortgage Securities Corp.
    2.250% due 08/25/2031 (f)                                  306         306
    2.650% due 04/25/2032 (f)                                1,000       1,021

                                           See accompanying notes | 3.31.02 | 49

Schedule of Investments
Asset-Backed Securities Portfolio
March 31, 2002

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
Denver Arena Trust
   6.940% due 11/15/2019                              $     870      $     853
Discover Card Master Trust
   2.020% due 09/16/2005 (f)                                300            300
Embarcadero Aircraft Securitization Trust
   3.000% due 08/15/2025 (f)                              1,183            887
Equivantage Home Equity Loan Trust
   2.085% due 10/25/2028 (f)                                292            292
Fannie Mae
   8.200% due 04/25/2025                                  1,000          1,049
First Alliance Mortgage Loan Trust
   2.111% due 09/20/2027 (f)                                375            375
   2.500% due 10/25/2024 (f)                                206            207
First International Bank
   2.450% due 03/15/2027 (f)                                914            914
First USA Credit Card Master Trust
   2.050% due 01/19/2007 (f)                                150            150
Fleet Credit Card Master Trust II
   2.775% due 05/15/2008 (f)                              1,000            998
Fleetwood Credit Corp.
   6.550% due 05/15/2011                                    562            568
Freddie Mac
   1.920% due 03/25/2021 (f)                                132            132
   2.040% due 04/25/2030 (f)                                152            152
General Electric Capital Mortgage Services, Inc.
   7.200% due 04/25/2029                                    957            947
Green Tree Financial Corp.
   6.270% due 07/01/2021                                    670            683
   6.860% due 03/15/2028                                    245            253
   6.920% due 12/01/2030                                  1,000            918
   7.060% due 02/01/2031                                  1,000            953
   7.230% due 03/15/2028                                    500            428
   7.550% due 01/15/2029                                    699            696
   8.000% due 07/15/2018                                  1,000            860
Green Tree Home Equity Loan Trust
   7.650% due 04/15/2027                                    290            304
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                    730            755
Indymac Home Equity Loan Asset-Backed Trust
   3.850% due 12/25/2031 (f)                              1,500          1,507
Irwin Home Equity Loan Trust
   7.960% due 04/25/2026                                  2,000          2,106
L.A. Arena Funding LLC
   7.656% due 12/15/2026                                    138            150
Long Beach Mortgage Loan Trust
   2.250% due 03/25/2032 (f)                                392            393
MBNA Master Credit Card Trust
   6.350% due 11/15/2005                                  1,200          1,241
Merrill Lynch Mortgage Investors, Inc.
   2.827% due 09/25/2032 (f)                              1,500          1,500
Metris Master Trust
   2.131% due 07/21/2008 (f)                                 50             50
New Century Home Equity Loan Trust
   2.180% due 07/25/2030 (f)                              1,062          1,062
Nextcard Credit Card Master Note Trust
   3.550% due 12/15/2006 (f)                                700            420
NPF XII, Inc.
   2.820% due 03/01/2004 (f)                              2,000          1,992
Oakwood Mortgage Investors, Inc.
   6.200% due 01/15/2015                                    802            814
   7.050% due 03/15/2031 (f)                                500            500
Ocwen Mortgage Loan Trust
   2.637% due 05/25/2029 (f)                                116            116
Origen Manufactured Housing
   7.650% due 03/15/2032                                  2,000          2,060
Providian Gateway Master Trust
   2.120% due 03/15/2007 (f)                                800            801
Residential Asset Mortgage Products, Inc.
   8.360% due 06/25/2030                                  1,500          1,586
Residential Asset Securities Corp.
   2.130% due 09/25/2031 (f)                                645            644
   2.130% due 09/25/2031 (f)                                806            805
   2.450% due 09/25/2031 (f)                              1,000          1,000
Residential Funding Mortgage Securities II
   6.340% due 07/25/2029                                    162            163
   6.610% due 11/25/2018                                    107            110
   8.350% due 03/25/2025                                    500            533
The Money Store Home Equity Trust
   2.270% due 01/15/2026 (f)                                158            158
UCFC Home Equity Loan
   2.140% due 10/15/2028 (f)                                183            183
UCFC Manufactured Housing Contract
   7.900% due 01/15/2028                                  1,000            888
Vanderbilt Mortgage Finance
   7.900% due 02/07/2026                                  1,200          1,288
   8.040% due 12/07/2030                                  1,000          1,022
                                                                     ---------
Total Asset-Backed Securities                                           67,037
                                                                     =========
(Cost $66,278)

 SHORT-TERM INSTRUMENTS 6.2%

Commercial Paper 5.2%
Fannie Mae
   2.060% due 09/20/2002                                    800            791
UBS Finance, Inc.
   1.850% due 04/01/2002                                  4,300          4,300
                                                                     ---------
                                                                         5,091
                                                                     =========
Repurchase Agreement 0.7%
State Street Bank
   1.550% due 04/01/2002                                    734            734
                                                                     ---------
   (Dated 03/28/2002. Collateralized by Fannie Mae
   6.625% due 11/15/2010 valued at $753.
   Repurchase proceeds are $734.)

U.S. Treasury Bills 0.3%
   1.747% due 05/02/2002 (b)(g)                             305            305
                                                                     ---------
Total Short-Term Instruments                                             6,130
                                                                     ---------
(Cost $6,131)

Total Investments (a) 103.0%                                         $ 101,799

(Cost $100,844)

Other Assets and Liablities (Net) (3.0%)                                (2,951)
                                                                     ---------
Net Assets 100.0%                                                    $  98,848
                                                                     =========


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $100,743 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   1,886

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (830)
                                                                     ---------
Unrealized appreciation-net                                          $   1,056
                                                                     =========

(b) Securities with an aggregate market value of $305 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:
                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                            40      $     232
Eurodollar September Futures (09/2002)                       59            (41)
                                                                     ---------
                                                                     $     191
                                                                     =========

50 Annual Report | 3.31.02 | See accompanying notes

(c) Swap agreements outstanding at March 31, 2002:
                                                                     Unrealized
                                                 Notional          Appreciation
Type                                               Amount         (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007                                $   13,500            $     (67)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007                                    12,300                 (172)
                                                                     ---------
                                                                     $    (239)
                                                                     =========

(d) Security, or a portion thereof, subject to financing transaction.

(e) Restricted security.

(f) Variable rate security. The rate listed is as of March 31, 2002.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

                                           See accompanying notes | 3.31.02 | 51

Schedule of Investments
Real Return Portfolio
March 31, 2002

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 39.3%

Banking & Finance 29.4%
Allstate Financial Global Funding
     7.125% due 09/26/2005                                $  2,500    $  2,661
Associates Corp. of North America
     2.385% due 05/08/2003 (g)                                 500         501
Atlas Reinsurance PLC
     4.275% due 01/07/2005 (g)                               1,250       1,261
     5.292% due 04/04/2003 (g)                                 740         738
Ford Motor Credit Co.
     2.230% due 01/26/2004 (g)                               2,200       2,124
     2.300% due 06/20/2003 (g)                               3,500       3,435
General Motors Acceptance Corp.
     2.120% due 07/21/2004 (g)                               1,100       1,073
     2.170% due 03/10/2003 (g)                                 100          99
     2.665% due 07/21/2003 (g)                               3,000       2,961
     2.680% due 05/04/2004 (g)                                 900         888
MBNA America Bank
     3.895% due 12/10/2002 (g)                                 500         499
National Australia Bank Ltd.
     2.535% due 05/19/2010 (g)                                 200         200
National Rural Utilities Cooperative Finance Corp.
     2.070% due 07/17/2003 (g)                               2,000       1,981
Prudential Funding Corp.
     6.375% due 07/23/2006                                   1,000       1,021
Qwest Capital Funding, Inc.
     2.950% due 07/08/2002 (g)                               3,000       2,926
Redwood Capital II Ltd.
     5.018% due 01/01/2004 (g)                               1,000       1,000
Wachovia Corp.
     7.550% due 08/18/2005                                   2,500       2,669
Washington Mutual Bank
     2.210% due 05/14/2004 (g)                               1,700       1,698
                                                                      --------
                                                                        27,735
                                                                      ========
Industrials 3.5%
DaimlerChrysler North America Holding Corp.
     2.760% due 12/16/2002 (g)                               1,700       1,700
Fred Meyer, Inc.
     7.375% due 03/01/2005                                   1,000       1,056
Waste Management, Inc.
     7.100% due 08/01/2026                                     500         506
                                                                      --------
                                                                         3,262
                                                                      ========
Utilities 6.4%
British Telecom PLC
     3.295% due 12/15/2003 (g)                               3,600       3,637
Commonwealth Edison Co.
     2.408% due 09/30/2002 (g)                               1,000       1,000
Entergy Gulf States, Inc.
     3.281% due 06/02/2003 (g)                                 500         500
Scana Corp.
     3.080% due 07/15/2002 (g)                                 700         701
Sprint Capital Corp.
     2.271% due 06/10/2002 (g)                                 250         250
                                                                      --------
                                                                         6,088
                                                                      ========
Total Corporate Bonds & Notes                                           37,085
                                                                      ========
(Cost $36,789)

  U.S. TREASURY OBLIGATIONS 108.7%

Treasury Inflation Protected Securities (i)
     3.375% due 01/15/2007 (b)(f)                            4,583       4,678
     3.375% due 04/15/2032                                   7,582       7,528
     3.625% due 01/15/2008 (f)                              28,105      28,851
     3.625% due 04/15/2028 (f)                               9,613       9,792
     3.875% due 01/15/2009 (f)                              16,197      16,825
     3.875% due 04/15/2029 (f)                              32,909      34,976
                                                                      --------
Total U.S. Treasury Obligations                                        102,650
                                                                      ========
(Cost $101,862)

  MORTGAGE-BACKED SECURITIES 6.5%

Collateralized Mortgage Obligations 6.2%
Bear Stearns Adjustable Rate Mortgage Trust
     5.719% due 11/25/2030 (g)                               3,024       3,071

Freddie Mac
     7.000% due 10/15/2030                                   2,000       2,021
GMAC Commercial Mortgage Asset Corp.
     2.150% due 06/01/2005 (g)                                 805         805
                                                                      --------
                                                                         5,897
                                                                      ========
Fannie Mae 0.3%
     6.050% due 09/01/2018 (g)                                 261         268
                                                                      ========

Total Mortgage-Backed Securities                                         6,165
                                                                      ========
(Cost $6,099)

  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(d) 6.8%

Republic of France
      3.000% due 07/25/2012 (i)                           EC 7,548       6,432
                                                                      ========
Total Foreign Currency-Denominated                                       6,432
                                                                      ========
(Cost $6,776)

  SHORT-TERM INSTRUMENTS 0.7%

Commercial Paper 0.6%
Fannie Mae
2.007% due 09/04/2002                                     $    200         198
2.024% due 09/11/2002                                          400         396
                                                                      --------
                                                                           594
                                                                      ========
U.S. Treasury Bills 0.1%
1.766% due 05/02/2002 (b)(h)                                    50          50
                                                                      --------
Total Short-Term Instruments                                               644
                                                                      ========
(Cost $644)

Total Investments (a) 162.0%                                          $152,976
(Cost $152,170)

Other Assets and Liablities (Net) (62.0%)                              (58,519)
                                                                      --------
Net Assets 100.0%                                                     $ 94,457
                                                                      ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $152,320 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $  1,660

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (1,004)
                                                                      --------
Unrealized appreciation-net                                           $    656
                                                                      ========

(b) Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002

                                             # of                   Unrealized
Type                                    Contracts               (Depreciation)
------------------------------------------------------------------------------
Eurodollar September Futures (09/2002)         30                     $    (22)
                                                                      --------

52 Annual Report | 3.31.02 | See accompanying notes

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                               Principal
                                  Amount
                              Covered by              Settlement     Unrealized
Type        Currency            Contract                   Month   Appreciation
--------------------------------------------------------------------------------
Sell              EC               7,816                 04/2002      $      37

(d) Principal amount denoted in indicated currency:

EC - Euro

(e) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

                     Coupon
Type                    (%)        Maturity        Par        Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note    3.625         07/2002     23,776     $ 24,181   $   24,127
U.S. Treasury Bond    3.875         04/2029     15,636       16,618       16,779
                                                           ---------------------
                                                           $ 40,799   $   40,906
                                                           =====================

(f) Security, or a portion thereof, subject to financing transaction.

(g) Variable rate security. The rate listed is as of March 31, 2002.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i) Principal amount of security is adjusted for inflation.

                                           See accompanying notes | 3.31.02 | 53

Schedule of Investments
International Portfolio
March 31, 2002

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
 AUSTRALIA (c)(d) 0.5%

Commonwealth of Australia
  10.000% due 10/15/2002                               A$       617    $    338
Medallion Trust
   2.061% due 07/12/2031 (i)                            $     7,447       7,447
Superannuation Members Home Loans Global Fund
   2.255% due 06/15/2026 (i)                                  1,061       1,063
                                                                    -----------
Total Australia                                                           8,848
                                                                    ===========
(Cost $8,847)

 CANADA (c)(d) 0.1%

Beneficial Canada, Inc.
   6.350% due 04/01/2002                               C$     4,070       2,552
                                                                    -----------
Total Canada                                                              2,552
                                                                    ===========
(Cost $2,790)

 CAYMAN ISLANDS (c)(d) 0.9%

International Credit Recovery-Japan
   0.039% due 08/25/2005 (i)                           JY    43,334         326
   0.375% due 05/22/2006 (i)                                507,331       3,823
   0.475% due 12/31/2039 (i)                                290,000       2,186
   0.495% due 08/25/2005 (i)                                110,000         827
   0.845% due 05/10/2006 (i)                                120,000         902
MBNA Master Credit Card Trust
   3.494% due 05/19/2004 (i)                           EC     8,400       7,322
SHL Corp. Ltd.
   0.500% due 12/25/2024 (i)                           JY    38,435         290
   0.800% due 12/25/2024 (i)                                152,000       1,146
                                                                    -----------
Total Cayman Islands                                                     16,822
                                                                    ===========
(Cost $19,438)

 CROATIA (c)(d) 0.3%

Republic of Croatia
   2.875% due 07/31/2006 (i)                            $       610         602
   2.875% due 07/31/2010 (i)                                  2,318       2,283
   7.000% due 03/28/2005                               EC     1,840       1,653
                                                                    -----------
Total Croatia                                                             4,538
                                                                    ===========
(Cost $4,652)

 DENMARK (c)(d) 0.0%

BG Bank
   4.565% due 11/24/2007 (i)                           EC       700         619
                                                                    -----------
Total Denmark                                                               619
                                                                    ===========
(Cost $660)

 EGYPT (c)(d) 0.3%

Republic of Egypt
   8.750% due 07/11/2011 (i)                            $     4,900       4,778
                                                                    -----------
Total Egypt                                                               4,778
                                                                    ===========
(Cost $4,902)

 FRANCE (c)(d) 1.2%

France Telecom
   0.498% due 06/19/2003                               JY 2,900,000      21,104
   3.750% due 03/14/2003 (i)                                    400         401
                                                                    -----------
Total France                                                             21,505
                                                                    ===========
(Cost $21,379)

 GERMANY (c)(d) 106.5%

Republic of Germany
   4.500% due 08/18/2006 (h)                           EC    21,600      18,547
   4.750% due 12/13/2002                                      1,700       1,492
   5.250% due 01/04/2011 (h)                              1,000,000     871,750
   5.625% due 01/04/2028 (h)                                336,000     292,176
   6.000% due 01/04/2007 (h)                                750,000     682,907
   6.250% due 01/04/2024 (h)                                  2,800       2,628
   6.250% due 01/04/2030 (h)                                 59,500      56,434
                                                                    -----------
Total Germany                                                         1,925,934
                                                                    ===========
(Cost $1,963,923)

 GREECE (c)(d) 0.5%

Hellenic Republic
   5.240% due 10/23/2003 (i)                           EC     2,085 $     1,820
   5.580% due 06/17/2003 (i)                                  4,730       4,185
   5.740% due 05/19/2003 (i)                                  3,228       2,769
                                                                    -----------
Total Greece                                                              8,774
                                                                    ===========
(Cost $13,014)

 IRELAND (c)(d) 0.3%

Diageo Enterprises PLC
   3.431% due 12/19/2002 (i)                           EC     3,200       2,788
Fennica PLC
   3.566% due 05/20/2054 (i)                                  2,300       2,006
                                                                    -----------
Total Ireland                                                             4,794
                                                                    ===========
(Cost $4,685)

 ITALY (c)(d) 3.4%

Findomestic Securitisation Vehicle
   3.681% due 12/20/2008 (i)                           EC    12,050      10,510
First Italian Auto Transaction
   3.599% due 07/01/2008 (i)                                 52,150      45,284
Republic of Italy
   8.500% due 08/01/2004                                      6,700       6,334
                                                                    -----------
Total Italy                                                              62,128
                                                                    ===========
(Cost $64,137)

 MEXICO (c)(d) 0.6%

United Mexican States
   5.000% due 09/30/2002                               JY 1,194,000       9,151
   8.300% due 08/15/2031                                        900         896
                                                                    -----------
         Total Mexico                                                    10,047
                                                                    ===========
(Cost $12,213)

 NETHERLANDS (c)(d) 1.8%

Unilever NV
   1.920% due 10/24/2002 (i)                            $    32,000      32,019
                                                                    -----------
Total Netherlands                                                        32,019
                                                                    ===========
(Cost $32,019)

 NEW ZEALAND (c)(d) 1.4%

Commonwealth of New Zealand
   4.500% due 02/15/2016                               N$    52,110      24,829
                                                                    -----------
Total New Zealand                                                        24,829
                                                                    ===========
(Cost $31,341)

 SOUTH KOREA (c)(d) 0.9%

KBC Bank Fund Trust IV
   8.220% due 11/29/2049                               EC     3,130       2,901
Korea Development Bank
   2.700% due 08/16/2002                               JY 1,007,000       7,638
   4.700% due 03/18/2004                                    780,000       6,284
                                                                    -----------
Total South Korea                                                        16,823
                                                                    ===========
(Cost $20,312)

 SPAIN (c)(d) 0.8%

Hipotebansa V. Hipotecaria

   3.496% due 01/18/2018 (i)                           EC     4,681       4,088
   3.506% due 07/18/2022 (i)                                 11,871      10,314
                                                                    -----------
Total Spain                                                              14,402
                                                                    ===========
(Cost $14,745)

 SUPRANATIONAL (c)(d) 0.2%

European Investment Bank
   5.500% due 12/07/2009                               BP     2,300       3,237
                                                                    -----------
Total Supranational                                                       3,237
                                                                    ===========
(Cost $3,330)

54 Annual Report | 3.31.02 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
 TUNISIA (c)(d) 0.1%

Banque Centrale De Tunisie
   7.500% due 08/06/2009                              EC     1,800    $   1,622
                                                                      ---------
Total Tunisia                                                             1,622
                                                                      =========
(Cost $1,831)

 UNITED KINGDOM (c)(d) 4.9%

Abbey National Treasury Service PLC
   7.625% due 12/30/2002                              BP     5,270        7,660
Bauhaus Securities Ltd.
   3.571% due 10/30/2052 (i)                          EC     1,265        1,103
   3.701% due 10/30/2052 (i)                                16,750       14,587
BG Transco Holdings PLC
   4.980% due 12/14/2009 (i)                          BP     4,930        7,008
Core
   3.459% due 01/16/2006 (i)                          DM     1,430          639
Haus Ltd.
   3.641% due 12/14/2037 (i)                          EC    23,497       20,505
Holmes Funding PLC
   3.628% due 11/15/2004 (i)                           $     2,500        2,181
Lloyds TSB Capital
   7.375% due 02/07/2049                                     9,250        8,722
Ocwen Mortgage Loans
   3.894% due 12/15/2031 (i)                                 3,283        2,870
   4.526% due 04/15/2032 (i)                                 1,852        2,643
RMAC PLC
   4.245% due 12/09/2032 (i)                                   897        1,279
   4.495% due 09/12/2041 (i)                          BP       999        1,424
Sunamerica Institutional Funding
   3.502% due 05/14/2003 (i)                          EC       300          261
United Kingdom Gilt
   5.750% due 12/07/2009 (h)                          BP     9,730       14,213
   8.500% due 12/07/2005                                     2,600        4,094
                                                                      ---------
Total United Kingdom                                                     89,189
                                                                      =========
(Cost $93,086)

 UNITED STATES (c)(d) 26.2%

Asset-Backed Securities 1.2%
Advanta Mortgage Loan Trust
   2.275% due 11/25/2029 (i)                           $       122          122
AFC Home Equity Loan Trust
   2.120% due 03/25/2027 (i)                                   257          257
Amortizing Residential Collateral Trust
   2.110% due 09/25/2030 (i)                                     3            3
Champion Home Equity Loan Trust
   8.033% due 02/25/2028 (i)                                 1,555        1,587
Conseco Finance
   2.270% due 10/15/2031 (i)                                   170          170
Duck Auto Grantor Trust
   6.760% due 04/15/2005                                     9,377        9,510
Home Loan Trust
   5.074% due 01/25/2014                                       850          850
Indymac Home Equity Loan Asset-Backed Trust
   6.200% due 06/25/2025                                        16           17
Marriott Vacation Club Owner Trust
   0.990% due 09/20/2017 (i)                                 2,526        2,510
MLCC Mortgage Investors, Inc.
   2.280% due 03/15/2025 (i)                                    87           87
Provident Bank Equipment Lease Trust
   2.150% due 11/25/2011 (i)                                 5,959        5,979
Providian Home Equity Loan Trust
   2.190% due 06/25/2025 (i)                                    97           96
                                                                      ---------
                                                                         21,188
                                                                      =========
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                              EC     1,385        1,135
Finmeccanica SpA
   2.000% due 06/08/2005                               $     2,687        2,290
Hellenic Finance
   2.000% due 07/15/2003                                     2,400        2,118
Koninklijke Ahold NV
   4.000% due 05/19/2005                                     1,000          940
                                                                      ---------
                                                                          6,483
                                                                      =========

Corporate Bonds & Notes 10.1%
AT&T Corp.
   4.852% due 11/21/2003 (i)                           $    29,500    $  25,344
   8.000% due 11/15/2031                                       800          779
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                     1,129        1,155
DaimlerChrysler North America Holding Corp.
   6.400% due 05/15/2006                                     3,190        3,196
Donaldson, Lufkin & Jenrette, Inc.
   2.235% due 07/18/2003 (i)                                10,200       10,231
Ford Motor Credit Co.
   1.000% due 12/22/2003                              JY    44,000          324
   1.200% due 02/07/2005                                   458,000        3,329
   2.120% due 07/19/2004 (i)                           $    23,500       22,523
   2.497% due 06/30/2005 (i)                                 7,900        7,467
   2.720% due 03/08/2004 (i)                                 1,100        1,066
   3.675% due 10/25/2004 (i)                                   900          892
   7.450% due 07/16/2031                                     1,300        1,179
General Motors Acceptance Corp.
   0.186% due 07/26/2002 (i)                          JY   341,000        2,553
   2.125% due 04/05/2004 (i)                                13,460       13,153
   5.500% due 02/02/2005                              EC    16,900       14,666
   6.875% due 09/09/2004                              BP     6,650        9,481
Lehman Brothers Holdings, Inc.
   2.190% due 07/08/2002 (i)                           $     4,300        4,301
   2.200% due 09/03/2002 (i)                                 1,000        1,000
   2.393% due 08/06/2002 (i)                                 3,600        3,595
   2.626% due 07/15/2002 (i)                                 6,800        6,812
   2.781% due 04/02/2002 (i)                                 3,450        3,450
Procter & Gamble Co.
   1.500% due 12/07/2005                              JY 1,000,000        7,808
Public Service Enterprise Group, Inc.
   2.776% due 05/21/2002 (i)                           $    15,000       14,982
Qwest Capital Funding, Inc.
   2.320% due 07/08/2002 (i)                                 9,700        9,460
Redwood Capital II Ltd.
   5.018% due 01/01/2004 (i)                                 6,100        6,100
Salomon, Smith Barney Holdings
   4.405% due 10/21/2002 (i)                          BP     2,180        3,112
Sierra Pacific Resources
   2.420% due 04/20/2002 (i)                                   400          399
Williams Cos., Inc.
   2.745% due 07/31/2002 (i)                                 4,150        4,089
                                                                      ---------
                                                                        182,446
                                                                      =========
Mortgage-Backed Securities 9.9%
Bear Stearns Adjustable Rate Mortgage Trust
   5.868% due 02/25/2031 (i)                                 8,954        8,978
   7.412% due 02/25/2031 (i)                                 8,823        8,879
CDC Depositor Trust I
   6.332% due 12/14/2001 (i)                                   136          136
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                       341          346
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                       329          331
   6.500% due 03/25/2029                                       250          245
Credit-Based Asset Servicing
   7.773% due 11/27/2031                                     2,918        2,903
Crusade Global Trust
   2.230% due 05/15/2021 (i)                                18,097       18,147
Fannie Mae
   6.000% due 04/16/2017                                    38,500       38,356
   7.000% due 01/01/2005-09/25/2023 (j)                        747          759
   8.800% due 01/25/2019                                       916          991
Freddie Mac
   2.250% due 07/15/2028 (i)                                   289          289
   6.500% due 07/15/2028                                     8,960        8,813
Government National Mortgage Association
   6.000% due 04/20/2030-06/20/2030 (i)(j)                  28,628       29,057
   6.375% due 03/20/2022-05/20/2026 (j)                      3,925        4,014
   6.625% due 11/20/2022-11/20/2024 (j)                      5,288        5,429
   6.750% due 08/20/2022-09/20/2026 (i)(j)                   4,945        5,066
   7.500% due 09/15/2025-12/15/2030 (j)                      7,287        7,455
   8.500% due 07/15/2008-04/18/2032 (j)                      2,759        2,939
J.P. Morgan Commercial Mortgage Finance Corp.
   2.180% due 04/15/2010 (i)                                 7,528        7,525

                                           See accompanying notes | 3.31.02 | 55

International Portfolio
March 31, 2002

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Morgan Stanley Capital I
   7.460% due 02/15/2020                           $      1,124    $      1,182
PNC Mortgage Securities Corp.
   2.300% due 12/25/2030 (i)                                509             510
Puma Finance Ltd.
   2.066% due 04/15/2031 (i)                              4,090           4,112
Residential Funding Mortgage Securities, Inc.
   2.270% due 05/12/2032 (i)                             14,775          14,799
Salomon Brothers Mortgage Securities VII
   2.230% due 04/25/2029 (i)                                305             306
Saxon Mortgage Securities Corp.
   6.750% due 02/25/2024                                    441             442
Starwood Asset Receivables Trust
   2.200% due 09/25/2022 (i)                                544             545
Washington Mutual, Inc.
   5.116% due 01/25/2041 (i)                              5,635           5,641
   5.263% due 12/25/2040 (i)                              1,158           1,169
                                                                   ------------
                                                                        179,364
                                                                   ============
Municipal Bonds & Notes 0.5%
Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
10.303% due 07/01/2023 (i)                                8,950           9,402
                                                                   ------------
U.S. Government Agencies 1.4%
Fannie Mae
   4.760% due 12/26/2003                                 22,750          22,892
Federal Home Loan Bank
   5.100% due 05/03/2004                                  2,000           2,005
                                                                   ------------
                                                                         24,897
                                                                   ============
U.S. Treasury Obligations 2.8%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(k)                          28,334          28,817
U.S. Treasury Bonds
   6.625% due 02/15/2027                                 19,600          21,076
U.S. Treasury Notes
   6.500% due 02/15/2010                                    740             793
                                                                   ------------
                                                                         50,686
                                                                   ------------
Total United States                                                     474,466
                                                                   ============
(Cost $486,258)

PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
   3.500% due 11/15/2006
   Strike @ 101.500 Exp. 08/01/2002                   2,150,000             538
                                                                   ------------
Total Purchased Call Options                                                538
                                                                   ============
(Cost $336)

PURCHASED PUT OPTIONS 0.0%

Euro-Bobl June Futures (OTC)
   Strike @ 96.500 Exp. 06/05/2002                 EC   650,000               0
Euro-Bobl June Futures (OTC)
   Strike @ 98.450 Exp. 06/03/2002                    1,415,000               0
Euro-Bobl June Futures (OTC)
   Strike @ 96.000 Exp. 06/03/2002                    1,136,000               0
Republic of Germany (OTC)
   5.250% due 01/04/2011
   Strike @ 85.000 Exp. 06/05/2002                      700,000               0
Republic of Germany (OTC)
   6.000% due 01/04/2007
   Strike @ 97.000 Exp. 06/20/2002                      750,000               0
Eurodollar June Futures (CME)
   Strike @ 92.500 Exp. 06/17/2002                 $ 33,500,000             209
Eurodollar June Futures (CME)
   Strike @ 92.750 Exp. 06/17/2002                   15,000,000             188
                                                                   ------------
Total Purchased Put Options                                                 397
                                                                   ============
(Cost $972)

SHORT-TERM INSTRUMENTS 52.1%

Commercial Paper 41.2%
AT&T Corp.
   4.525% due 08/06/2002                           $      2,850           2,850
BP Amoco Capital PLC
   1.850% due 04/01/2002                                 44,000          44,000
Bristol Myers Squibb Co.
   1.780% due 04/04/2002                                 13,000          12,998
Fannie Mae
   1.740% due 05/08/2002    (b)                          17,000          16,970
   1.865% due 08/19/2002                                 93,920          93,372
   1.865% due 08/21/2002                                 53,900          53,451
   1.880% due 08/28/2002                                 90,000          89,138
   1.900% due 08/21/2002                                  1,700           1,686
   2.020% due 09/04/2002                                  1,608           1,592
   2.035% due 09/11/2002                                 69,700          68,968
   2.040% due 09/11/2002                                 19,575          19,370
   2.065% due 09/04/2002                                 50,000          49,513
   2.090% due 09/11/2002                                 46,000          45,528
Federal Home Loan Bank
   1.745% due 05/08/2002    (b)                           1,225           1,223
Freddie Mac
   1.800% due 05/14/2002    (b)                          28,300          28,239
   1.865% due 08/30/2002                                 14,500          14,370
   1.870% due 08/30/2002                                 68,000          67,390
   2.040% due 09/12/2002                                 32,800          32,474
Sprint Capital Corp.
   3.480% due 05/09/2002                                  8,600           8,568
UBS Finance, Inc.
   1.920% due 08/20/2002                                 37,000          36,663
   1.920% due 08/22/2002                                 38,000          37,656
                                                                   ------------
                                                                        745,861
                                                                   ============
Repurchase Agreement 1.6%
State Street Bank
   1.550% due 04/01/2002)                                28,079          28,079
                                                                   ------------
   (Dated 03/28/2002. Collateralized by Federal Home
   Loan Bank 5.000% due 02/28/2003 valued at $25,502
   and U.S. Treasury Bond 8.500% due 02/15/2020 valued at $3,146. Repurchase proceeds are $28,084.

U.S. Treasury Bills 9.3%
   0.071% due 05/02/2002    (b)(j)                      168,310         168,061
                                                                   ------------
Total Short-Term Instruments                                            942,001
                                                                   ============
(Cost $942,519)

Total Investments (a) 203.0%                                       $  3,670,862
(Cost $3,747,389)

Written Options (g) (1.0%)                                              (17,712)
(Premiums $29,174)

Other Assets and Liablities (Net)(102.0%)                            (1,844,463)
                                                                   ------------
Net Assets 100.0%                                                  $  1,808,687
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002 the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of 3,747,408 follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.               $      3,196

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                    (79,742)
                                                                   ------------
Unrealized depreciation-net                                        $    (76,546)
                                                                   ============

56 Annual Report | 3.31.02 | See accompanying notes

(b) Securities with an aggregate market value of $95,566 have been segregated with the custodian to cover margin requirement for the following open futures contracts at March 31, 2002:

                                                                    Unrealized
                                                         # of    Appreciation/
Type                                                Contracts   (Depreciation)
-------------------------------------------------------------------------------
Euro-Bobl 5 Year Note (06/2002)                        20,637      $    (4,123)
EuroBond 10 Year Note (06/2002)                         1,870           (1,477)
United Kingdom 90 Day LIBOR Futures (12/2002)             384               41
United Kingdom 90 Day LIBOR Futures (03/2003)             382             (218)
United Kingdom 90 Day LIBOR Futures (06/2003)             386             (232)
Eurodollar September Futures (09/2002)                  6,676           (9,998)
Eurodollar December Futures (12/2002)                   1,265           (2,229)
U.S. Treasury 5 Year Note (06/2002)                    21,442            5,150
U.S. Treasury 10 Year Note (06/2002)                      146              (49)
U.S. Treasury 30 Year Bond (06/2002)                      235            1,190
                                                                   -----------
                                                                   $   (11,945)
                                                                   ===========

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                              Principal
                                 Amount                       Unrealized
                             Covered by      Settlement    Appreciation/
Type     Currency              Contract           Month   (Depreciation)
--------------------------------------------------------------------------
Buy            A$               118,079         05/2002      $     1,064
Buy            BP                   100         05/2002                0
Sell                             44,437         05/2002              (36)
Buy            C$                 4,070         04/2002                0
Buy                             157,800         05/2002             (470)
Sell           DK                12,769         06/2002                7
Buy            EC               208,549         04/2002           (2,375)
Sell                            116,158         04/2002              917
Buy           HK$               126,952         04/2002                0
Sell                              1,315         04/2002                0
Buy            JY            75,506,600         04/2002             (625)
Sell                        111,141,962         04/2002              662
Sell           N$                63,335         04/2002           (1,418)
Sell           SF                   214         04/2002                2
Buy            SR               207,701         04/2002              310
Sell                             40,536         04/2002               96
                                                             -----------
                                                             $    (1,866)
                                                             ===========

(d) Principal amount denoted in indicated currency:

      A$ - Australian Dollar
      BP - British Pound
      C$ - Canadian Dollar
      DK - Danish Krone
      DM - German Mark
      EC - Euro
     HK$ - Hong Kong Dollar
      JY - Japanese Yen
      N$ - New Zealand Dollar
      SF - Swiss Franc
      SR - South Africa Rand

(e) Swap agreements outstanding at March 31, 2002:

                                                                  Unrealized
                                                   Notional    Appreciation/
Type                                                 Amount   (Depreciation)
----------------------------------------------------------------------------
Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.347%.

Broker: Bank of America
Exp. 03/15/2011                              JY  55,000,000    $         456

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.347%.

Broker: Merrill Lynch
Exp. 03/15/2011                                  30,000,000           (2,421)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                              JY 114,140,000    $      (1,010)

Receive a fixed rate equal to 6.000%
and pay floating rate based on 6-month
EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                              EC     600,000           (3,981)

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to
6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                              H$   1,134,000           (7,263)

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to
5.753%.

Broker: Goldman Sachs
Exp. 02/08/2006                                     922,000             (526)

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to
5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                   1,104,700           (1,383)

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to
5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                     165,000             (434)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                              JY   7,436,060           (3,683)

Receive floating rate based on 6-month
EC-LIBOR and pay a fixed rate equal to
6.100%.

Broker: Morgan Stanley
Exp. 01/15/2031                              EC      52,000           (2,416)

Receive a fixed rate equal to 6.500%
and pay floating rate based on 6-month
EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2016                                     469,300            3,247

Receive a fixed rate equal to 6.500%
and pay floating rate based on 6-month
EC-LIBOR.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                      69,300              575

Receive a fixed rate equal to 6.500%
and pay rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2016                                     644,010              595

Receive floating rate based on 6-month
EC-LIBOR and pay a fixed rate equal to
5.500%.

Broker: Goldman Sachs
Exp. 12/15/2031                                     200,000            7,608

                                           See accompanying notes | 3.31.02 | 57

International Portfolio
March 31, 2002

--------------------------------------------------------------------------------
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Salomon Brothers, Inc.
Exp. 06/17/2012                                         EC    835,600  $ 21,190

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                                36,400       (45)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                                11,600      (661)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.313%.

Broker: Merrill Lynch
Exp. 01/11/2008                                         JY 20,000,000    (4,936)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                             3,692,000    (1,134)

Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/08/2006                                          $     13,300      (666)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                         H$  1,020,100    (1,341)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Goldman Sachs
Exp. 03/15/2016                                         BP    498,900     2,747

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2016                                                45,400       (28)

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                               402,700     2,637

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers, Inc.
Exp. 03/15/2003                                                25,000       169

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                                95,100      (255)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/15/2016                                         BP    148,800  $ (1,164)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2004                                                 6,300        69

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2004                                                54,000       323

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 09/15/2002                                                54,000      (385)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                               125,000    (2,023)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Goldman Sachs
Exp. 09/19/2002                                                52,800      (211)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                               398,200    (2,459)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/19/2002                                               390,200    (2,262)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2006                                               122,200      (710)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                               390,200    (7,234)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 06/17/2004                                               850,000       125

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2004                                               890,030      (177)

58 Annual Report | 3.31.02 | See accompanying notes

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                          BP    28,770  $    47

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                           $   141,630    1,500

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 09/17/2003                                          BP     7,300        8

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Merrill Lynch
Exp. 03/19/2006                                               273,900     (763)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2016                                          EC   150,000      260

Receive a fixed rate equal to 5.710% and pay rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                           $    21,200      643

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.

Broker: Goldman Sachs
Exp. 02/08/2006                                          H$   196,000     (462)

Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/08/2006                                           $    25,200      721

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: UBS - Warburg
Exp. 03/15/2004                                          BP   222,500   (1,979)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: UBS - Warburg
Exp. 03/15/2016                                               169,600    1,250

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                               129,900     (987)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: UBS - Warburg
Exp. 03/19/2006                                               371,200    1,293

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: UBS - Warburg
Exp. 06/15/2006                                          BP    10,490  $   163

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 12/15/2031                                          EC   136,050    4,562

Receive a fixed rate equal to 3.800% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/18/2003                                           $19,906,000   20,597)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers, Inc.
Exp. 12/15/2031                                          EC     8,500      451

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2012                                           $       300       (1)

Receive a fixed rate equal to 3.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/18/2003                                             3,000,000   (8,174)

Receive a fixed rate equal to 3.000% and pay floating rate based on 3-month LIBOR

Broker: Bank of America
Exp. 03/18/2003                                             5,500,000   14,516)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 4.319%.

Broker: UBS - Warburg
Exp. 03/15/2006                                          BP   509,100      824

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month BP-LIBOR.

Broker: UBS - Warburg
Exp. 03/18/2003                                               230,600     (454)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.

Broker: UBS - Warburg
Exp. 06/17/2007                                          JY10,740,000      (26)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 06/17/2012                                          EC   306,600    6,949

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017                                          BP   250,000    4,120

                                           See accompanying notes | 3.31.02 | 59

International Portfolio
March 31, 2002

--------------------------------------------------------------------------------
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Morgan Stanley
Exp. 03/15/2017                                        BP  250,000    $   4,106

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2017                                        EC  400,000       (2,701)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017                                        BP  125,000        1,894

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley
Exp. 03/02/2004                                              8,500           39

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley
Exp. 03/15/2003                                              7,400           11

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017                                            250,000        3,913

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017                                        EC  400,000       (2,205)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032                                             20,000           26

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due
11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                        $     6,400          (67)

Receive a fixed rate equal to 1.080% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States
9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2002                                              8,500           23

Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 11.625% due 04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2004                                             10,500           68

Pay a fixed rate equal to 3.600% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 11.625% due
04/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 02/14/2003                                        $    10,500    $      36
                                                                     ----------
                                                                      $ (29,092)
                                                                     ==========
(f) Short sales open at March 31, 2002 were as follows:

                         Coupon
Type                        (%)    Maturity       Par        Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note        3.500  11/15/2006    16,900     $ 15,989     $ 15,965
U.S. Treasury Note        4.625  05/15/2006   285,500      284,485      283,713
Republic of Italy         8.500  08/01/2004     6,700        6,334        6,390
                                                          ----------------------
                                                          $306,808     $306,068
                                                          ======================
(g) Premium received on written options:

                                                  # of
Type                                         Contracts        Premium      Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/24/2003         53,500,000      $ 2,462     $ 1,082

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/24/2003         53,500,000        2,462       3,772

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/20/2003         12,400,000          577         251

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 6.000 Exp. 10/20/2003         12,400,000          577         873

Put - CME Eurodollar December Futures
     Strike @ 95.500 exp. 12/16/2002            21,500       22,797      11,557

Call - CBOT Futures U.S. Treasury Note June
     Strike @ 106.000 Exp. 05/25/2002              708          299         177
                                                            --------------------
                                                            $29,174    $ 17,712
                                                            ====================

(h) Security, or a portion thereof, subject to financing transaction.

(i) Variable rate security. The rate listed is as of March 31, 2002.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Principal amount of the security is adjusted for inflation.

60 Annual Report | 3.31.02 | See accompanying notes

Schedule of Investments
Emerging Markets Portfolio
March 31, 2002

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
---------------------------------------------------------------------------
   BALTIC NATIONS 0.0%

Republic of Kazakhstan
      8.375% due 10/02/2002                       $      200      $     205
                                                                  ---------
Total Baltic Nations                                                    205
                                                                  =========
(Cost $200)

   BERMUDA 0.0%

IMEXA Export Trust
     10.125% due 05/31/2003                       $      958            450
                                                                  ---------
Total Bermuda                                                           450
                                                                  =========
(Cost $939)

   BRAZIL 15.8%

Republic of Brazil
      3.187% due 04/15/2006 (h)                   $   25,546         23,664
      3.187% due 04/15/2024 (h)                        1,000            760
      3.250% due 04/15/2009 (h)                          662            567
      3.250% due 04/15/2009 (h)                        6,618          5,675
      6.000% due 04/15/2024                           15,000         10,425
      8.000% due 04/15/2014 (h)                       48,949         39,893
      8.875% due 04/15/2024                            3,000          2,141
      9.625% due 07/15/2005                            3,400          3,375
     10.125% due 05/15/2027(g)                         2,850          2,252
     11.000% due 01/11/2012                           10,350          9,651
     11.000% due 08/17/2040(g)                        40,800         33,701
     11.500% due 03/12/2008                           17,000         17,043
     12.250% due 03/06/2030                            8,700          8,048
     12.750% due 01/15/2020                              150            147
     14.500% due 10/15/2009                            1,000          1,119
                                                                  ---------
Total Brazil                                                        158,461
                                                                  =========
(Cost $153,397)

   BULGARIA 10.1%

Republic of Bulgaria
      2.812% due 07/28/2011 (h)                   $   28,004         24,503
      2.812% due 07/28/2012 (h)                       30,566         27,396
      2.812% due 07/28/2024 (h)                       55,635         49,793
                                                                  ---------
Total Bulgaria                                                      101,692
                                                                  =========
(Cost $96,943)

   CAYMAN ISLANDS 0.2%

Korea Asset Funding Ltd.
      4.010% due 02/10/2009 (h)                   $    1,540          1,578
                                                                  ---------
Total Cayman Islands                                                  1,578
                                                                  =========
(Cost $1,543)

   CROATIA (c)(d) 4.5%

Republic of Croatia
      2.875% due 07/31/2006 (h)                   $    9,131          9,017
      2.875% due 07/31/2010 (h)                       34,895         34,371
      7.000% due 03/28/2005                       EC   2,000          1,797
                                                                  ---------
Total Croatia                                                        45,185
                                                                  =========
(Cost $45,246)

   EGYPT 3.7%

Republic of Egypt
      7.625% due 07/11/2006                       $    2,000          2,053
      7.625% due 07/11/2006                              100            103
      8.750% due 07/11/2011 (g)                       34,200         33,345
      8.750% due 07/11/2011                            1,200          1,177
                                                                  ---------
Total Egypt                                                          36,678
                                                                  =========
(Cost $36,306)

   MALAYSIA 4.9%

Republic of Malaysia
      7.500% due 07/15/2011                       $   40,670         42,433
      8.750% due 06/01/2009                            6,000          6,729
                                                                  ---------
Total Malaysia                                                       49,162
                                                                  =========
(Cost $49,434)

   MEXICO 15.6%

Banco Nacional de Comercio Exterior
      7.250% due 02/02/2004                       $    7,100      $   7,473
      8.000% due 08/05/2003                            3,627          3,810
Petroleos Mexicanos
      9.500% due 09/15/2027                            5,450          6,036
United Mexican States
      2.832% due 12/31/2019 (h)                        3,867          3,862
      3.062% due 12/31/2019 (h)                          650            649
      3.580% due 03/25/2005 (h)                        4,375          4,257
      6.250% due 12/31/2019 (g)                       59,800         55,542
      6.250% due 12/31/2019 (h)                       18,875         17,531
      7.500% due 01/14/2012                            3,390          3,381
      8.125% due 12/30/2019                            5,830          5,757
      8.300% due 08/15/2031                           18,235         18,144
      8.375% due 01/14/2011                              400            419
      8.500% due 02/01/2006                            4,200          4,509
      8.625% due 03/12/2008                            2,000          2,153
      9.875% due 02/01/2010                              700            790
      9.875% due 02/01/2010                            2,750          3,114
     10.375% due 02/17/2009                            5,000          5,785
     11.375% due 09/15/2016                           10,100         12,640
     11.500% due 05/15/2026                              215            279
United Mexican States Recovery Rights
      0.000% due 06/30/2003 (h)                       42,563            226
                                                                  ---------
Total Mexico                                                        156,357
                                                                  ---------
(Cost $156,228)

   MOROCCO 0.2%

Kingdom of Morocco
      5.093% due 01/05/2009 (h)                   $      330            306
Morroco Restructured Tranche A
      7.562% due 01/01/2009 (h)                        1,536          1,424
                                                                  ---------
Total Morocco                                                         1,730
                                                                  =========
(Cost $1,693)

   NETHERLANDS 0.0%

Telekomunikacja Polska SA
      7.125% due 12/10/2003                       $      400            412
                                                                  ---------
Total Netherlands                                                       412
                                                                  =========
(Cost $412)

   PANAMA 7.9%

Republic of Panama
      2.625% due 07/17/2016 (h)                   $    7,388          6,298
      2.990% due 05/10/2002 (h)                           38             38
      4.750% due 07/17/2014                           29,477         26,676
      8.250% due 04/22/2008                           12,450         12,512
      8.875% due 09/30/2027                              625            594
      8.875% due 09/30/2027                            2,560          2,445
      9.625% due 02/08/2011 (g)                       27,594         28,609
     10.750% due 05/15/2020                            2,000          2,218
                                                                  ---------
Total Panama                                                         79,390
                                                                  =========
(Cost $78,833)

   PERU 6.4%

Republic of Peru
      4.000% due 03/07/2017                       $    8,100          6,075
      4.500% due 03/07/2017                           13,713         11,039
      9.125% due 02/21/2012                           47,371         46,826
                                                                  ---------
Total Peru                                                           63,940
                                                                  =========
(Cost $61,663)

   PHILIPPINES 1.0%

Central Bank Philippines
      2.875% due 01/05/2005 (h)                   $    2,058          1,996
Republic of Philippines
      6.500% due 12/01/2017                            8,500          7,565
                                                                  ---------
Total Philippines                                                     9,561
                                                                  =========
(Cost $9,013)

                                           See accompanying notes | 3.31.02 | 61

Schedule of Investments
Emerging Markets Portfolio
March 31, 2002

                                                Principal
                                                   Amount           Value
                                                   (000s)          (000s)
-------------------------------------------------------------------------
   POLAND 5.4%

Republic of Poland
   3.750% due 10/27/2024 (g)                   $   52,180      $   37,570
   4.500% due 10/27/2024                            4,000           3,125
   6.000% due 10/27/2014                            8,737           8,748
   6.000% due 10/27/2014                            4,950           4,956
                                                               ----------
Total Poland                                                       54,399
                                                               ==========
(Cost $52,677)

   QATAR 4.6%

State of Qatar
   3.110% due 02/18/2004 (h)                   $    1,267           1,248
   9.500% due 05/21/2009                            5,000           5,738
   9.750% due 06/15/2030                           18,840          21,788
   9.750% due 06/15/2030 (g)                       15,660          18,087
                                                               ----------
Total Qatar                                                        46,861
                                                               ==========
(Cost $46,277)

   SLOVAKIA (d) 0.1%
Slovak Wireless Finance
  11.250% due 03/30/2007                         EC   500             476
                                                               ----------
Total Slovakia                                                        476
                                                               ==========
(Cost $485)

   SOUTH AFRICA 6.7%

Republic of South Africa
   8.500% due 06/23/2017                       $    8,780           8,648
   9.125% due 05/19/2009 (g)                       55,090          59,097
                                                               ----------
Total South Africa                                                 67,745
                                                               ==========
(Cost $69,102)

   SOUTH KOREA 9.6%

Cho Hung Bank
  11.500% due 04/01/2010 (h)                   $   11,500          13,012
  11.875% due 04/01/2010                            1,000           1,143
Export-Import Bank Korea
   6.500% due 11/15/2006                           25,500          26,175
   7.100% due 03/15/2007                            5,250           5,424
Hanvit Bank
  11.750% due 03/01/2010                            3,000           3,430
  11.750% due 03/01/2010                            6,000           6,828
  12.750% due 03/01/2010                            5,420           6,255
Korea Development Bank
   6.500% due 11/15/2002                            2,000           2,040
   6.614% due 06/16/2003 (h)                        3,000           2,940
   6.625% due 11/21/2003                            2,900           3,008
   7.125% due 04/22/2004                              280             294
   7.375% due 09/17/2004                            4,500           4,776
   7.625% due 10/01/2002                            4,050           4,156
Republic of Korea
   8.875% due 04/15/2008 (g)                       15,575          17,958
                                                               ----------
Total South Korea                                                  97,439
                                                               ==========
(Cost $93,903)

   TUNISIA (d) 1.0%

Banque Centrale De Tunisie
   7.500% due 08/06/2009                         EC 6,500           5,857
   8.250% due 09/19/2027                            4,750           4,631
                                                               ----------
Total Tunisia                                                      10,488
                                                               ==========
(Cost $9,852)

   TURKEY 0.2%

Republic of Turkey
  11.375% due 11/27/2006                       $    2,000           2,130
                                                               ----------
Total Turkey                                                        2,130
                                                               ==========
(Cost $2,024)

   UNITED STATES 0.2%

Corporate Bonds & Notes 0.2%
Pemex Master Trust
   8.000% due 11/15/2011                       $    1,950      $    1,979
   9.125% due 10/13/2010                              165             178

                                                               ----------
Total United States                                                 2,157
                                                               ==========
(Cost $2,146)

   URUGUAY 0.0%

Banco Central Del Uruguay
   3.000% due 02/19/2006                       $      118             108
                                                               ----------
Total Uruguay                                                         108
                                                               ==========
(Cost $113)

   SHORT-TERM INSTRUMENTS 14.7%

Commercial Paper 14.5%
Fannie Mae
   1.873% due 08/28/2002                        $  53,000          52,587
   2.030% due 09/11/2002                           14,200          14,069
Freddie Mac
   1.820% due 04/01/2002                            5,000           5,000
   1.864% due 08/30/2002                            7,300           7,243
   1.895% due 08/15/2002                           20,000          19,842
UBS Finance, Inc.
   1.850% due 04/01/2002                           47,000          47,000
                                                               ----------
                                                                  145,741
                                                               ==========
Repurchase Agreement 0.2%
State Street Bank
   1.550% due 04/01/2002                        $    2,104           2,104
                                                               ----------
   (Dated 03/28/2002. Collateralized by Fannie Mae
   6.625% due 11/15/2010 valued at $2,146.
   Repurchase proceeds are $2,104.)

U.S. Treasury Bills 0.0%
   1.745% due 05/02/2002 (b)(i)                        55              55
                                                               ----------

Total Short-Term Instruments                                      147,900
                                                               ==========
(Cost $147,917)

Total Investments (a) 112.8%                                   $1,134,504
(Cost $1,116,346)

Other Assets and Liablities (Net) (12.8%)                        (128,858)
                                                               ----------
Net Assets 100.0%                                              $1,005,646
                                                               ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,118,377 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                           $   20,901

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                   (4,774)
                                                               ----------

Unrealized appreciation-net                                    $   16,127
                                                               ==========

62 Annual Report | 3.31.02 | See accompanying notes

(b) Securities with an aggregate market value of $55 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                                     Unrealized
                                                         # of      Appreciation/
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                         100        $       40
Eurodollar December Futures (12/2002)                     100              (105)
                                                                     ----------
                                                                     $      (65)
                                                                     ==========

(c) Foreign forward currency contracts outstanding at March 31, 2002:

                                  Principal
                                     Amount       Unrealized
                                 Covered by       Settlement       Appreciation/
Type             Currency          Contract            Month      (Depreciation)
--------------------------------------------------------------------------------
Buy                    EC             8,400          04/2002         $     (130)
Sell                                  6,950          04/2002                (53)
Buy                    SR           113,432          04/2002                158
                                                                     ----------
                                                                     $      (25)
                                                                     ==========

(d) Principal amount denoted in indicated currency:

      EC - Euro
      SR - South African Rand

(e) Swap agreements outstanding at March 31, 2002:

                                                                                     Unrealized
                                                                     Notional      Appreciation/
Type                                                                   Amount     (Depreciation)
-----------------------------------------------------------------------------------------------
Receive a fixed rate equal to 5.000% and the Fund will
receive from the counterparty at par in the event of default of
Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                                    $   10,000        $     (457)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                                        10,000             1,065

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of United Mexican
States 9.750% due 04/06/2006.

Broker: J.P. Morgan Chase & Co.
Exp. 12/14/2002                                                         5,000                15

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of United Mexican
States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 12/17/2002                                                         3,500                10

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.

Broker: Credit Suisse First Boston
Exp. 03/08/2003                                                         9,500                 0

Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Brazil 10.125% due 05/15/2027.

Broker: Credit Suisse First Boston
Exp. 03/11/2009                                                        30,000                 3
                                                                                     ----------
                                                                                     $      636
                                                                                     ==========

(f) Short sales open at March 31, 2002 were as follows:

                            Coupon
Type                           (%)        Maturity          Par         Value          Proceeds
-----------------------------------------------------------------------------------------------
Republic of Argentina        1.000      12/19/2008       19,000    $    4,826        $    5,951
Republic of Turkey          11.750      06/15/2010        8,000         8,232             8,207
Republic of Philippines     10.625      03/16/2025        7,000         7,403             7,293
Republic of Venezuela        2.875      12/18/2007       23,143        18,968            18,591
                                                                   ----------------------------
                                                                   $   39,429        $   40,042
                                                                   ============================

(g) Security, or a portion thereof, subject to financing transaction.

(h) Variable rate security. The rate listed is as of March 31, 2002.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                           See accompanying notes | 3.31.02 | 63

Schedule of Investments
Municipal Sector Portfolio
March 31, 2002

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 97.7%

Alabama 0.5%
Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
4.250% due 02/01/2029 (f)                               $   750        $   698
                                                                       -------
Alaska 1.1%
Northern Tobacco Securitization Bonds, Series 2000
6.500% due 06/01/2031                                     1,500          1,551
                                                                       -------
California 6.6%
East Bay, California Municipal Utility District
Wastewater Treatment System Revenue Bonds,
(AMBAC Insured), Series 1993
6.420% due 06/01/2013 (f)                                 1,000          1,076

East Bay, California Municipal Utility District
Water System Revenue Bonds,
(MBIA Insured), Series 1993
5.200% due 06/01/2008                                     2,700          2,801

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds,
(MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                     1,500            998

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                     1,000            260

Grant, California Unified High School District
Certificates of Participation Revenue Bonds,
(FSA Insured), Series 2001
1.700% due 09/01/2025 (f)                                 4,000          4,000

Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue Bonds,
(AMBAC Insured), Series 2000
8.290% due 07/01/2023                                       500            469
                                                                       -------
                                                                         9,604
                                                                       =======
Florida 1.1%
Florida State Governmental Utility Authority
Revenue Bonds, (AMBAC Insured), Series 2000
5.850% due 10/01/2029 (f)                                   650            583

Lee County, Florida Airport Revenue Bonds,
(FSA Insured), Series 2000-A
6.000% due 10/01/2029                                     1,000          1,047
                                                                       -------
                                                                         1,630
                                                                       =======
Georgia 9.8%
Atlanta, Georgia Wastewater Revenue Bonds,
(FSA, SPA-Dexia Credit Insured), Series 2002
1.350% due 11/01/2041 (f)                                14,300         14,300
                                                                       -------
Illinois 6.0%
Chicago, Illinois Board of Education General
Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                     3,000          1,030

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001
0.000% due 01/01/2007 (d)                                 5,965          3,612

Chicago, Illinois Housing Authority Revenue
Bonds, Series 2001
5.375% due 07/01/2016                                     1,410          1,424

Chicago, Illinois Midway Airport Revenue Bonds,
(MBIA Insured), Series 2000
5.000% due 01/01/2031 (f)                                   750            635

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
8.560% due 01/01/2028 (f)                                   500            431

Palatine, Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998
5.250% due 01/01/2017                                     1,500          1,541
                                                                       -------
                                                                         8,673
                                                                       =======
Indiana 4.4%
Brownsburg, Indiana 1999 School Building Corp.
General Obligation Bonds,
(AMBAC Insured), Series 2002
5.375% due 02/01/2023                                     2,000          1,992

East Washington, Indiana Multi-School Building Corp.
Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028                                     2,555          2,525

Merrillville, Indiana Multi School Building Corporation
Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021                                     2,000          1,933
                                                                       -------
                                                                         6,450
                                                                       =======
Kentucky 3.1%
Kentucky State Turnpike Authority Economic
Development Road Revenue Bonds, Series 1993
4.490% due 06/06/2012 (f)                                 4,000          4,499
                                                                       -------
Louisiana 8.1%
Louisiana State General Obligation Bonds,
(FGIC Insured), Series 2002
5.000% due 04/01/2019                                     5,000          4,885

Tobacco Settlement Financing Corp.
Revenue Bonds, Series 2001
5.780% due 05/15/2039                                     6,800          5,918

Tobacco Settlement Financing Corp., Series 2001
5.875% due 05/15/2039                                     1,000            937
                                                                       -------
                                                                        11,740
                                                                       =======
Massachusetts 2.3%
Massachusetts Bay Transition Authority Revenue
Bonds, (Go of Authority Insured), Series 2000
5.530% due 03/01/2028 (f)                                   500            439

Massachusetts State Development Financial Agency
Revenue Bonds, (GNMA Insured), Series 2000
9.000% due 06/20/2031                                       375            418

Massachusetts State Individual Financing Agency
Revenue Bonds, (Go of Institution Insured),
Series 1998
5.000% due 03/01/2028                                     1,000            948

Massachusetts State Turnpike Authority Revenue
Bonds, (AMBAC Insured), Series 2000
6.100% due 01/01/2039 (f)                                   600            499

Massachusetts State Water Residential Authority
Revenue Bonds, (FSA Go of Authority Insured),
Series 2001
6.290% due 08/01/2037 (f)                                   500            389

Massachusetts State Water Residential Authority
Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021                                       700            654
                                                                       -------
                                                                         3,347
                                                                       =======
Michigan 3.0%
Detroit, Michigan City School District General
Obligation Bonds, (FSA Q-SBLF Insured),
Series 2001
5.125% due 05/01/2031                                       750            718

Mount Clemens, Michigan Community School District
General Obligation Bonds,
(Q-SBLF Insured), Series 2001
5.000% due 05/01/2031                                     3,845          3,603
                                                                       -------
                                                                         4,321
                                                                       =======
Nevada 1.9%
Nevada State General Obligation Bonds,
(FGIC Insured), Series 2000
7.290% due 05/15/2028 (f)                                 1,000            887

Nevada State General Obligation Bonds,
(FGIC Insured), Series 2001
6.690% due 05/15/2028 (f)                                 2,163          1,904
                                                                       -------
                                                                         2,791
                                                                       =======

64 Annual Report | 3.31.02 | See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
New Hampshire 2.3%
New Hampshire Educational & Health Facilities
Authority Revenue Bonds, Series 1997
5.125% due 06/01/2028                                $    1,400       $  1,349

New Hampshire Health & Educational Facilities
Authority Revenue Bonds, (AMBAC Insured),
Series 2002
5.375% due 07/01/2020                                     2,000          2,023
                                                                       -------
                                                                         3,372
                                                                       =======
New Jersey 4.1%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
6.375% due 04/01/2018                                       500            556
6.500% due 04/01/2031                                     5,000          5,406
                                                                       -------
                                                                         5,962
                                                                       =======
New York 8.7%
Long Island Power Authority New York
Electric System Revenue Bonds,
(FSA Insured), Series 2001
7.040% due 12/01/2022 (f)                                   650            626

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
9.250% due 12/01/2026                                     1,000            974

New York City, New York General Obligation Bonds,
(MBIA Insured), Series 2001
8.119% due 05/15/2029 (e)(f)                              5,915          5,527

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA Insured), Series 2000
7.770% due 06/15/2029 (f)                                   500            449

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA-CR Insured), Series 2001
9.050% due 06/15/2029 (f)                                 1,000          1,072

New York City, New York Transitional Financial
Authority Revenue Bonds, Series 2000
7.670% due 11/01/2024 (f)                                 1,000          1,041

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
8.010% due 01/15/2029 (f)                                   250            201

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.430% due 08/15/2022                                       750            638

New York State Dormitory Authority Revenue Bonds,
(MBIA-IBC Insured), Series 2000
8.790% due 07/01/2025 (f)                                 1,500          1,532

New York State Thruway Authority General Revenue
Bonds, (Gov. of Authority Insured), Series 2000
8.540% due 01/01/2025                                       700            639
                                                                       -------
                                                                        12,699
                                                                       =======
North Carolina 2.8%
North Carolina State General Obligation Bonds,
Series 2001
8.610% due 09/01/2017                                     4,000          4,089
                                                                       -------
Ohio 7.9%
Franklin County, Ohio Hospital Revenue Bonds,
Series 1996
1.400% due 12/01/2021                                     4,000          4,000

Ohio State Turnpike Authority Revenue Bonds,
Series 2001
5.500% due 02/15/2020                                       500            512

Trumbull County, Ohio Health Care Facility Revenue
Bonds, Series 2001
1.350% due 10/01/2031                                     7,000          7,000
                                                                       -------
                                                                        11,512
                                                                       =======
Pennsylvania 8.2%
Geisinger Authority Pennsylvania Health Systems
Revenue Bonds, Series 2000
1.450% due 08/01/2028                                     1,200          1,200

Lewistown Boro, Pennsylvania Municipal Authority
Water Revenue Bonds, (MBIA Insured),
Series 2001
5.150% due 01/01/2030                                     1,155          1,135

Pennsylvania State General Obligation Bonds,
Series 2001
7.670% due 12/01/2017 (f)                                 6,750          6,662

Philadelphia, Pennsylvania Hospitals & Higher
Education Facilities Authority Hospital Revenue
Bonds, Series 1992
1.500% due 03/01/2027 (f)                                 2,400          2,400

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding
Insured), Series 2000
5.540% due 04/01/2027 (f)                                   500            397

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding
Insured), Series 2001
6.220% due 04/01/2027 (f)                                   250            198
                                                                       -------
                                                                        11,992
                                                                       =======
Puerto Rico 2.7%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000
6.000% due 07/01/2026                                       700            722

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
10.303% due 07/01/2023 (f)                                3,000          3,151
                                                                       -------
                                                                         3,873
                                                                       =======
South Carolina 1.5%
South Carolina State Public Service Authority
Revenue Bonds, Series 1993
5.538% due 06/28/2013 (f)                                 2,000          2,123
                                                                       -------
Tennessee 0.4%
Shelby County Tennessee General Obligation Bonds,
Series 1996
5.200% due 12/01/2009                                       500            522
                                                                       -------

Texas 8.9%
Arlington, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2000
7.860% due 02/15/2024                                       750            669

Arlington, Texas Independent School District General
Obligation Bonds, (PSF-FTD Insured), Series 1999
5.000% due 02/15/2024                                     1,000            946

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
5.680% due 12/01/2029 (f)                                 1,000            901

Harris County, Texas Health Facilities Development
Revenue Bonds, Series 2001
1.500% due 02/15/2031                                     6,000          6,000

Houston, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2001
6.160% due 02/15/2026 (f)                                   750            592

Katy, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                     2,500          2,240

Pasadena, Texas General Obligation Bonds,
(FGIC Insured), Series 2002
5.125% due 04/01/2024                                     1,755          1,677
                                                                       -------
                                                                        13,025
                                                                       =======

                                           See accompanying notes | 3.31.02 | 65

Municipal Sector Portfolio
March 31, 2002

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
----------------------------------------------------------------------------
Washington 0.3%
Port Seattle, Washington Revenue Bonds,
(MBIA Insured), Series 2001
8.869% due 02/01/2024 (f)                           $    500      $     505
                                                                  ----------

Wisconsin 2.0%
Wisconsin State General Obligation Bonds,
(FGIC Insured), Series 2002
5.000% due 05/01/2022                                  3,000          2,884
                                                                  ----------

Total Municipal Bonds & Notes                                       142,162
                                                                  ==========
(Cost $144,359)

   U.S. TREASURY OBLIGATIONS 9.4%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)(c)                        447            457
U.S. Treasury Notes
     3.500% due 11/15/2006 (c)                        14,000         13,245
                                                                  ----------
Total U.S. Treasury Obligations                                      13,702
                                                                  ==========
(Cost $13,901)

   SHORT-TERM INSTRUMENTS 4.0%

Commercial Paper 4.0%
Fannie Mae
     1.760% due 04/12/2002                             3,000          2,998
Federal Home Loan Bank
     1.745% due 05/08/2002 (b)                           340            340
Freddie Mac
     1.820% due 04/01/2002                               900            900
SSgA Tax Free Money Market
     1.170% due 04/01/2002                             1,503          1,503
                                                                  ----------
Total Short-Term Instruments                                          5,741
                                                                  ==========
(Cost $5,741)

Total Investments (a) 111.1%                                      $ 161,605
(Cost $164,001)

Other Assets and Liablities (Net) (11.1%)                           (16,091)
                                                                  ----------

Net Assets 100.0%                                                 $ 145,514
                                                                  ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $164,013 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.              $   1,068

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value.                    (3,476)
                                                                  ----------
Unrealized depreciation-net                                       $  (2,408)
                                                                  ==========

(b) Securities with an aggregate market value of $795 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

                                                    # of         Unrealized
Type                                           Contracts       Appreciation
----------------------------------------------------------------------------
Municipal Bond (06/2002)                             207            $   156
U.S. Treasury 30 Year Bond (06/2002)                 411              1,975
                                                                    --------
                                                                    $ 2,131
                                                                    ========

(c) Security, or a portion thereof, subject to financing transaction.

(d) Security becomes interest bearing at a future date.

(e) Restricted security.

(f) Variable rate security. The rate listed is as of March 31, 2002.

(g) Principal amount of security is adjusted for inflation.

66 Annual Report | 3.31.02 | See accompanying notes

Notes to Financial Statements

March 31, 2002

1. Organization

PIMCO Portfolios: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Short-Term, U.S. Government Sector, Investment Grade Corporate, High Yield, Mortgage, Asset-Backed Securities, Real Return, International, Emerging Markets and Municipal Sector Portfolios (the "Portfolios") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Portfolios' financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Portfolios' financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Portfolios may enter into financing transactions consisting of the sale by the Portfolio of

                                                      3.31.02 | Annual Report 67

March 31, 2002


securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability, which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Portfolios are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Portfolios are authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the statements of assets and liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. Certain Portfolios have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income

68 Annual Report | 3.31.02
securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio's average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for the International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the Portfolio's administrative fees to the extent that the payment of each Portfolio's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio's average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distributors LLC ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

                                                      3.31.02 | Annual Report 69

March 31, 2002 (Unaudited)


4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2002 were as follows (amounts in thousands):


                                                         U.S  Government/Agency                        All Other
                                              ----------------------------------------------------------------------------
                                                  Purchases                    Sales         Purchases              Sales
--------------------------------------------------------------------------------------------------------------------------
Short-Term Portfolio                          $      54,014             $    165,359     $     138,298         $  135,744
U.S. Government Sector Portfolio                 12,088,203               13,336,055           264,045            337,950
Investment Grade Corporate Portfolio              5,788,042                5,398,969         5,898,415          2,472,017
High Yield Portfolio                                      0                      479           442,448            239,347
Mortgage Portfolio                               52,360,105               52,482,824         2,715,318          1,970,990
Asset-Backed Securities Portfolio                   473,831                  478,794            95,052             47,400
Real Return Portfolio                             1,721,075                1,891,933            32,315             40,358
International Portfolio                           2,946,201                4,442,390         7,768,017          8,309,581
Emerging Markets Portfolio                                0                        0         1,961,139          1,277,472
Municipal Sector Portfolio                        1,180,071                1,166,725           321,904            245,015

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                             Short-Term      U.S. Government          Investment Grade      Mortgage             Asset-Backed
                              Portfolio     Sector Portfolio       Corporate Portfolio     Portfolio     Securities Portfolio
                          ---------------------------------------------------------------------------------------------------
                                                                                                      Premium
                          ---------------------------------------------------------------------------------------------------
Balance at 03/31/2001         $       0      $         2,004             $           0     $       0         $              0
Sales                               101               25,194                     5,854        15,298                      366
Closing Buys                          0              (21,939)                   (5,496)       (9,725)                    (366)
Expirations                           0               (4,192)                        0             0                        0
-----------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2002         $     101      $         1,067             $         358     $   5,573         $              0
=============================================================================================================================

                              International    Emerging Markets     Municipal Sector
                                  Portfolio           Portfolio            Portfolio
                          ----------------------------------------------------------

                          ----------------------------------------------------------
Balance at 03/31/2001         $       1,606    $              0     $              0
Sales                                31,854                 470                  453
Closing Buys                           (981)               (470)                   0
Expirations                          (3,305)                  0                 (453)
------------------------------------------------------------------------------------
Balance at 03/31/2002         $      29,174    $              0     $              0
====================================================================================

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                Short-Term Portfolio                         U.S. Government Sector Portfolio
                                  ------------------------------------------------  -----------------------------------------------
                                       Year Ended            Period from 4/20/2000         Year Ended              Year Ended
                                        3/31/2002                to 3/31/2001               3/31/2002               3/31/2001
                                   Shares        Amount      Shares         Amount    Shares        Amount     Shares        Amount
-------------------------------- -------------------------------------------------  -----------------------------------------------
Receipts for shares sold            8,046    $   80,369      31,863     $  320,600   155,341  $  1,743,762    140,400   $1,559,920
Issued as reinvestment of
distributions                       1,069        10,558         626          6,284    14,036       145,162      6,248       68,870
Cost of shares redeemed           (16,100)     (164,533)    (13,683)      (138,900) (224,663)   (2,503,121)   (65,217)    (729,470)
Net increase (decrease)
 resulting from Portfolio share
 transactions                      (6,985)   $  (73,606)     18,806     $  187,984   (55,286) $   (614,197)    81,431   $  899,320
================================ =================================================  ==============================================

                                         Investment Grade Corporate Portfolio
                                   -------------------------------------------------
                                          Year Ended               Year Ended
                                           3/31/2002                3/31/2001
                                     Shares        Amount     Shares         Amount
---------------------------------  -------------------------------------------------
Receipts for shares sold             432,119    $ 4,705,492   101,327    $ 1,055,526
Issued as reinvestment of
distributions                         13,626        145,718     2,865         29,275
Cost of shares redeemed              (71,996)      (776,729)  (40,948)      (419,378)
Net increase (decrease)
 resulting from Portfolio share
 transactions                        373,749    $ 4,074,481    63,244    $   665,423
=================================  =================================================

                                               High Yield Portfolio                             Mortgage Portfolio
                                ------------------------------------------------  ------------------------------------------------
                                       Year Ended          Period from 12/8/2000         Year Ended               Year Ended
                                        3/31/2002              to 3/31/2001               3/31/2002                3/31/2001
                                 Shares        Amount      Shares         Amount    Shares        Amount      Shares        Amount
-----------------------------   ------------------------------------------------  ------------------------------------------------
Receipts for shares sold         36,867    $  310,630      68,667   $    661,618   568,848   $ 6,256,550     410,432  $  4,292,103
Issued as reinvestment of
distributions                     3,342        27,926         980          9,423    39,907       433,828      21,487       224,172
Cost of shares redeemed         (13,798)     (121,158)    (47,453)      (471,509) (434,651)   (4,786,643)   (205,699)   (2,178,527)
Net increase resulting from
 Portfolio share transactions    26,411    $  217,398      22,194   $    199,532   174,104   $ 1,903,735     226,220  $  2,337,748
=============================   ================================================  ================================================

                                             Asset-Backed Securities Portfolio
                                 ----------------------------------------------------
                                        Year Ended           Period from 10/31/2000
                                         3/31/2002                to 3/31/2001
                                   Shares         Amount      Shares         Amount
------------------------------   ----------------------------------------------------
Receipts for shares sold           5,091      $   56,039      5,485     $    55,556
Issued as reinvestment of
distributions                        609           6,560         82             855
Cost of shares redeemed           (1,523)        (16,570)      (470)         (4,851)
Net increase resulting from
 Portfolio share transactions      4,177      $   46,029      5,097     $    51,560
==============================   ==================================================

                                               Real Return Portfolio                          International Portfolio
                                    --------------------------------------------  -----------------------------------------------
                                         Year Ended       Period from 4/28/2000           Year Ended              Year Ended
                                          3/31/2002            to 3/31/2001                3/31/2002               3/31/2001
                                     Shares     Amount     Shares        Amount      Shares        Amount      Shares      Amount
----------------------------------  --------------------------------------------  -----------------------------------------------
Receipts for shares sold             28,328  $ 311,326      22,455    $ 231,658     338,787  $  2,368,807     442,780  $3,048,940
Issued as reinvestment of
 distributions                        2,079     21,980         510        5,240      32,651       220,149      18,256     124,599
Cost of shares redeemed             (40,500)  (438,740)     (3,701)     (38,425)   (603,222)   (4,319,543)   (121,926)   (841,610)
Net increase (decrease) resulting
 from Portfolio share transactions  (10,093) $(105,434)     19,264    $ 198,473    (231,784) $ (1,730,587)    339,110  $2,331,929
==================================  ============================================  ===============================================

                                                   Emerging Markets Portfolio
                                         ----------------------------------------------
                                             Year Ended                Year Ended
                                              3/31/2002                 3/31/2001
                                         Shares       Amount        Shares       Amount
----------------------------------    -------------------------------------------------
Receipts for shares sold                 79,028    $ 849,065        33,499    $ 329,447
Issued as reinvestment of
 distributions                            3,041       31,778         3,259       31,541
Cost of shares redeemed                 (18,545)    (193,088)      (43,726)    (425,655)
Net increase resulting from
 Portfolio share transactions            63,524    $ 687,755        (6,968)   $ (64,667)
==================================    ==================================================

70 Annual Report | 3.31.02

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                             Municipal Sector Portfolio
                                               --------------------------------------------------
                                                      Year Ended         Period from 8/21/2000
                                                       3/31/2002                  to 3/31/2001
                                                  Shares      Amount       Shares         Amount
------------------------------------------     --------------------------------------------------
Receipts for shares sold                          11,736   $ 127,962        6,697     $   67,208
Issued as reinvestment of distributions              665       7,102           73            755
Cost of shares redeemed                           (5,043)    (55,466)        (380)        (4,026)
Net increase resulting
 from Portfolio share transactions                 7,358   $  79,598        6,390     $   63,937
==========================================     ==================================================

7. Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):

                                                                                             Net Tax Appreciation
                                                                          Net Unrealized       on Derivatives and             Other
                                     Undistributed   Undistributed     Tax Appreciation/         Foreign Currency       Book-to-Tax
                                          Ordinary       Long-Term        (Depreciation)              Denominated        Accounting
                                            Income   Capital Gains   on Investments/(1)/  Assets/Liabilities/(2)/  Differences/(3)/
                                     ----------------------------------------------------------------------------------------------
Short-Term Portfolio                 $         718   $           0   $               374  $                 (591)  $           (10)
U.S. Government Sector Portfolio             9,847               0               (20,456)                 (2,058)               (9)
Investment Grade Corporate Portfolio        20,527               1              (112,549)                 (8,886)               (9)
High Yield Portfolio                         9,571               0               (17,442)                   (491)              (12)
Mortgage Portfolio                          36,961          16,297                47,082                   1,774                (9)
Asset-Backed Securities Portfolio              574               0                 1,056                    (240)               (4)
Real Return Portfolio                        1,087               0                   656                    (240)              (10)
International Portfolio                    152,376          17,906               (76,546)                (86,144)                0
Emerging Markets Portfolio                  13,949               0                16,127                   1,191                 0
Municipal Sector Portfolio                   2,235           2,158                (2,408)                      0                (6)

                                         Net Capital Loss     Post-October
                                          Carryovers/(4)/      Losses/(5)/
                                      ------------------------------------
Short-Term Portfolio                     $              0     $        (1)
U.S. Government Sector Portfolio                        0         (24,274)
Investment Grade Corporate Portfolio                    0          (4,763)
High Yield Portfolio                               (7,334)         (3,767)
Mortgage Portfolio                                      0               0
Asset-Backed Securities Portfolio                       0            (127)
Real Return Portfolio                                   0             (75)
International Portfolio                                 0               0
Emerging Markets Portfolio                              0               0
Municipal Sector Portfolio                              0               0

/(1)/ Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals for federal income tax purposes.

/(2)/ Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.

/(3)/ Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

/(4)/ Capital loss carryovers expire in varying amounts through March 31, 2010.

/(5)/ Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.


For the fiscal year ended March 31, 2002, the Portfolios made the following tax basis distributions (amounts in thousands):


                                                                       Long-Term
                                                Ordinary Income    Capital Gains
                                               Distributions/(6)/  Distributions
                                             -----------------------------------
Short-Term Portfolio                           $         10,401   $         176
U.S. Government Sector Portfolio                        133,722          19,193
Investment Grade Corporate Portfolio                    146,204           6,341
High Yield Portfolio                                     28,464               0
Mortgage Portfolio                                      434,657          20,544
Asset-Backed Securities Portfolio                         5,899             661
Real Return Portfolio                                    20,302           3,766
International Portfolio                                 234,535               0
Emerging Markets Portfolio                               34,275               0
Municipal Sector Portfolio                                7,763              20

                                                      3.31.02 | Annual Report 71

Report of Independent Accountants



To the Trustees and Shareholders of the PIMCO Funds: Pacific Investment Management Series.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Short-Term Portfolio, U.S. Government Sector Portfolio, Investment Grade Corporate Portfolio, High Yield Portfolio, Mortgage Portfolio, Asset-Backed Securities Portfolio, Real Return Portfolio, International Portfolio, Emerging Markets Portfolio, and Municipal Sector Portfolio (ten of the portfolios constituting the Private Account Portfolio Series of PIMCO Funds: Pacific Investment Management Series, hereafter referred to as the "Portfolios") at March 31, 2002, the results of each of their operations, the changes in each of their net assets and cash flows for the U.S. Government Sector Portfolio, Real Return Portfolio and International Portfolio and the financial highlights for the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2002

72 Annual Report | 3.31.02

Federal Income Tax Information
(unaudited)


As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2002) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio's dividend distribution that qualifies under tax law. The percentage of the following Portfolio's fiscal 2002 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

High Yield Portfolio        1.42%

For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 100.00% of the dividends paid by the Portfolio during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2003, you will be advised on an IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2002.

                                                      3.31.02 | Annual Report 73

Management of the Trust Information

The chart below identifies the Trustees and Officers of the Trust. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

                                                                                        Number of
                          Term of                                                       Portfolios in
Name, Address,            Office and                                                    Fund Complex
Age and Position          Length of           Principal Occupation(s) During            Overseen by    Other Directorships
Held with Trust           Time Served/1/      Past 5 Years                              Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

Brent R. Harris * (42)    02/1992 to          Managing Director and Executive           66             None
Chairman of the Board     Present             Committee Member, PIMCO; Director
and Trustee                                   and Vice President, StocksPLUS
                                              Trustee Management, Inc.; Director
                                              and Chairman, PIMCO Commercial
                                              Mortgage Securities Trust, Inc,;
                                              Trustee and Chairman, PIMCO
                                              Variable Insurance Trust; and
                                              Director, Chairman and President,
                                              PIMCO Strategic Global Government
                                              Fund, Inc. Board of Governors and
                                              Executive Committee, Investment
                                              Company Institute.

R. Wesley Burns * (42)    07/1987 to          Managing Director, PIMCO; Director        65             None
President and Trustee     Present             and President, PIMCO Commercial
                                              Mortgage Securities Trust, Inc.;
                                              Trustee and President, PIMCO
                                              Variable Insurance Trust; Director,
                                              PIMCO Funds: Global Investors Series
                                              plc and PIMCO Global Advisors
                                              (Ireland) Limited; and Senior Vice
                                              President, PIMCO Strategic Global
                                              Government Fund, Inc. Formerly,
                                              Executive Vice President, PIMCO;
                                              and Executive Vice President, PIMCO
                                              Funds: Multi-Manager Series.
Non-Interested Trustees

Guilford C. Babcock (71)  04/1987 to          Private Investor; Professor of Finance    65             Director, Growth Fund of
Trustee                   Present             Emeritus, University of Southern                         America and Fundamental
                                              California; Director, PIMCO Commercial                   Investors Fund of the
                                              Mortgage Securities Trust, Inc.; and                     Capital Group; and Director,
                                              Trustee, PIMCO Variable Insurance                        Good Hope Medical
                                              Trust. Formerly, Associate Professor                     Foundation.
                                              of Finance, University of Southern
                                              California.

E. Philip Cannon (61)     12/1999 to          Proprietor, Cannon & Company, an          99             None
Trustee                   Present             affiliate of Inverness Management
                                              LLC, (a private equity investment
                                              firm); Director, PIMCO Commercial
                                              Mortgage Securities Trust, Inc.;
                                              and Trustee, PIMCO Variable Insurance
                                              Trust and PIMCO Funds: Multi-Manager
                                              Series. Formerly, Headmaster, St.
                                              John's School Houston, Texas; and
                                              Trustee, PIMCO Advisors Funds and
                                              Cash Accumulation Trust.

Vern O. Curtis (67)       02/1995 to          Private Investor. Director, PIMCO         65             Director, Public Storage
Trustee                   Present             Commercial Mortgage Securities                           Business Parks, Inc.,
                                              Trust, Inc.; and Trustee, PIMCO                          (Real Estate Investment
                                              Variable Insurance Trust.                                Trust); and Director,
                                                                                                       Fresh Choice, Inc.
                                                                                                       (restaurant company).

J. Michael Hagan (62)     12/1999 to          Private Investor and Business             65             Director, Freedom
Trustee                   Present             Consultant; Director, PIMCO                              Communications; Director,
                                              Commercial Mortgage Securities Trust,                    Saint Gobain Corporation
                                              Inc.; Trustee, PIMCO Variable                            (manufacturing); Director,
                                              Insurance Trust Member of the Board                      Ameron International
                                              of Regents, Santa Clara University;                      (manufacturing); Director,
                                              and Member of the Board, Taller San                      Remedy Temp (temporary
                                              Jose. Formerly, Chairman and CEO,                        employment company);
                                              Furon Company (manufacturing).                           and Trustee, South Coast
                                                                                                       Repertory (theatre).

Thomas P. Kemp (71)       04/1987 to          Private Investor; Director, PIMCO         65             None
Trustee                   Present             Commercial Mortgage Securities Trust,
                                              Inc.; and Trustee, PIMCO Variable
                                              Insurance Trust. Formerly, Co-Chairman,
                                              U.S. Committee to Assist Russian Reform.

William J. Popejoy (64)   08/1995 to          Managing Member, Pacific Capital          65             None
Trustee                   Present             Investors; Director, PIMCO Commercial
                                              Mortgage Securities Trust, Inc.;
                                              Trustee, PIMCO Variable Insurance
                                              Trust. Formerly, Chairman, PacPro
                                              (vinyl assembly products); and
                                              Director, California State Lottery.

/1/ Trustees serve until their successors are duly elected and qualified.

* Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

74 Annual Report | 3.31.02

Officers of the Trust

Name, Age and                       Term of Office and
Position Held with Trust            Length of Time Served/1/           Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Shannon M. Bass (39)                02/2002 to Present                 Executive Vice President, PIMCO. Formerly, Senior Vice
Senior Vice President                                                  President, PIMCO; and Managing Director, Lehman Brothers.

Michael G. Dow (38)                 08/1995 to Present                 Senior Vice President, PIMCO.
Senior Vice President

William H. Gross (58)               04/1987 to Present                 Managing Director and Executive Committee Member, PIMCO;
Senior Vice President                                                  Director and Vice President, StocksPLUS Management, Inc.; and
                                                                       Senior Vice President, PIMCO Variable Insurance Trust.

Margaret Isberg (45)                02/1996 to Present                 Managing Director, PIMCO. Formerly, Executive Vice President,
Senior Vice President                                                  PIMCO.

John S. Loftus (42)                 02/2001 to Present                 Managing Director, PIMCO; Vice President and Secretary,
Senior Vice President                                                  StocksPLUS Management, Inc.

Jeffrey M. Sargent (39)             02/1993 to Present                 Senior Vice President, PIMCO, PIMCO Commercial Mortgage
Senior Vice President                                                  Securities Trust, Inc., PIMCO Variable Insurance Trust, and
                                                                       PIMCO Strategic Global Government Fund, Inc.; and Vice
                                                                       President, PIMCO Funds: Multi-Manager Series. Formerly, Vice
                                                                       President, PIMCO.

Leland T. Scholey (49)              02/1996 to Present                 Senior Vice President, PIMCO. Formerly, Vice President,
Senior Vice President                                                  PIMCO.

Raymond C. Hayes (57)               02/1995 to Present                 Senior Vice President, PIMCO. Formerly, Vice President,
Vice President                                                         PIMCO.

Jim Johnstone (37)                  02/2002 to Present                 Vice President, PIMCO. Formerly, Vice President, Fidelity
Vice President                                                         Investments.

Thomas J. Kelleher, III (51)        02/1998 to Present                 Vice President, PIMCO.
Vice President

Henrik P. Larsen (32)               02/1999 to Present                 Vice President, PIMCO, PIMCO Commercial Mortgage Securities
Vice President                                                         Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Strategic
                                                                       Global Government Fund, Inc. and PIMCO Funds: Multi-Manager
                                                                       Series. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (35)         02/1998 to Present                 Vice President, PIMCO. Formerly, associated with Fidelity
Vice President                                                         Investments Institutional Services Company.

James F. Muzzy (62)                 04/1987 to Present                 Managing Director, PIMCO; Director and Vice President,
Vice President                                                         StocksPLUS Management, Inc.; Senior Vice President, PIMCO
                                                                       Variable Insurance Trust; and Director, PIMCO Funds: Global
                                                                       Investors Series plc and PIMCO Global Advisors (Ireland)
                                                                       Limited.

Douglas J. Ongaro (41)              08/1995 to Present                 Senior Vice President, PIMCO. Formerly, Vice President,
Vice President                                                         PIMCO.

David J. Pittman (54)               02/1998 to Present                 Vice President, PIMCO. Formerly, a senior executive with Bank
Vice President                                                         of America, the Northern Trust Co. and NationsBank.

Mark A. Romano (43)                 02/1998 to Present                 Senior Vice President, PIMCO. Formerly, Vice President,
Vice President                                                         PIMCO; and associated with Wells Fargo's institutional money management group and First Interstate's Pacifica family of mutual funds.

Scott M. Spalding (32)              02/2002 to Present                 Vice President, PIMCO. Formerly, associated with PacificCare
Vice President                                                         Healthcare Systems.

William S. Thompson, Jr. (56)       11/1993 to Present                 Chief Executive Officer, Managing Director and Executive
Vice President                                                         Committee Member, PIMCO; Director and President, StocksPLUS
                                                                       Management, Inc.; Vice President, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc.; and Senior Vice President, PIMCO
                                                                       Variable Insurance Trust.

Michael J. Willemsen (42)           02/2002 to Present                 Vice President, PIMCO, PIMCO Variable Insurance Trust, PIMCO
Vice President                                                         Commercial Mortgage Securities Trust, Inc. and PIMCO
                                                                       Strategic Global Government Fund, Inc. Formerly, Assistant
                                                                       Secretary, PIMCO Variable Insurance Trust and PIMCO
                                                                       Commercial Mortgage Securities Trust, Inc.

John P. Hardaway (44)               08/1990 to Present                 Senior Vice President, PIMCO; Treasurer, PIMCO Commercial
Treasurer                                                              Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                                       Trust, PIMCO Strategic Global Government Fund, Inc. and PIMCO
                                                                       Funds: Multi-Manager Series. Formerly, Vice President, PIMCO.

Garlin G. Flynn (56)                08/1995 to Present                 Specialist, PIMCO; Secretary, PIMCO Commercial Mortgage
Secretary                                                              Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                                       PIMCO Strategic Global Government Fund, Inc.; and Assistant
                                                                       Secretary, PIMCO Funds: Multi-Manager Series. Formerly,
                                                                       Senior Fund Administrator, PIMCO.

Erik C. Brown (34)                  02/2001 to Present                 Vice President, PIMCO; Assistant Treasurer, PIMCO Commercial
Assistant Treasurer                                                    Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                                       Trust, PIMCO Strategic Global Government Fund, Inc. and PIMCO
                                                                       Funds: Multi-Manager Series. Formerly, tax consultant with
                                                                       Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

                                                      3.31.02 | Annual Report 75

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $253 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, MO 64105

PIMCO
FUNDS

PIMCO Funds Distributors LLC
840 Newport Center Drive
Newportbeach, Ca 92660

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.

March 31, 2002




                                 Annual Report








Pacific Investment
Management Series           European Convertible Fund


Share Class
A











                                                                       P I M C O
                                                                       ---------
                                                                           FUNDS

Table of Contents

                Fund Summary                                               2

                Schedule of Investments                                    7

                                                         Fund        Schedule of
                    Fund                                 Summary     Investments

                    European Convertible Fund              2               7

                Financial Highlights                                       3

                Statement of Assets and Liabilities                        4

                Statement of Operations                                    5

                Statement of Changes in Net Assets                         6

                Notes to Financial Statements                           8-11

PIMCO European Convertible Fund Performance & Statistics

Average Annual Total Return  For periods ended 3/31/02

                                                         1 year        3 year       5 year     10 year     Inception
                                                                                                           (11/30/00)
----------------------------------------------------------------------------------------------------------------------
 PIMCO European Convertible Fund A Shares                 0.80%            -            -            -        0.65%
----------------------------------------------------------------------------------------------------------------------
 PIMCO European Convertible Fund A Shares (adjusted)     -3.74%            -            -            -       -2.76%
----------------------------------------------------------------------------------------------------------------------
 UBS All European Convertible Index                      -1.68%            -            -            -           -
----------------------------------------------------------------------------------------------------------------------
 Lipper Convertible Securities Fund Average               0.00%            -            -            -           -
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

 MATURITY PROFILE                           SECTOR BREAKDOWN                              QUALITY BREAKDOWN
---------------------------------------    ------------------------------------------    ----------------------------------------
 Less than 1 year                  30%      Convertible Bonds & Notes          62.6%      AAA                              33.7%
---------------------------------------    ------------------------------------------    ----------------------------------------
 1-5 years                         12%      Short-Term Instruments             34.9%      AA                               13.8%
---------------------------------------    ------------------------------------------    ----------------------------------------
 10-20 years                       58%      Other                               2.5%      A                                26.9%
---------------------------------------    ------------------------------------------    ----------------------------------------
 Duration                    1.5 years                                                    BBB                              24.8%
---------------------------------------                                                  ----------------------------------------
                                                                                          B                                 0.8%
                                                                                         ----------------------------------------

CHANGE IN VALUE  For periods ended 3/31/02                                               Fund Characteristics
                                                                                         ----------------------------------------
                          [GRAPH]
                                                                                         Objective:
                             European
                           Convertible               UBS All European                    Seeks maximum total return, consistent
    Month                     Fund                  Convertible Index                    with prudent investment management.
------------------------------------------------------------------------
  11/30/2000                  9,550                       10,000                         Portfolio:
  12/31/2000                  9,585                       10,584
  01/31/2001                  9,672                       10,823                         Primarily European convertible securities.
  02/28/2001                  9,547                       10,211
  03/31/2001                  9,556                        9,809
  04/30/2001                  9,681                       10,124                         Fund Inception Date:
  05/31/2001                  9,700                        9,665
  06/30/2001                  9,657                        9,522                         11/30/2000
  07/31/2001                  9,667                        9,588
  08/31/2001                  9,657                        9,739
  09/30/2001                  9,614                        9,503                         Total Net Assets:
  10/31/2001                  9,788                        9,645
  11/30/2001                  9,903                        9,768                         $5.1 million
  12/31/2001                  9,839                        9,768
  01/31/2002                  9,707                        9,475
  02/28/2002                  9,596                        9,446                         Portfolio Manager:
  03/31/2002                  9,633                        9,644
                                                                                         Sandra K. Harris

*Past performance is no guarantee of future results. The Fund may invest up to 40% of its assets in high yield securities rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality.

 PORTFOLIO INSIGHTS
---------------------------------------------------------------------------------------------------------------------------------
  .  The European Convertible Fund Class A shares returned 0.80% for the 12-month period ended March 31, 2002, outperforming the UBS All European Convertible Index of -1.68%
  .  The Fund's lower than Index delta, or sensitivity to price movements in the underlying stock prices, helped returns amid sharp declines in the global equity markets.
  .  A focus on income generating securities was a major driver of performance as volatility -- a key driver of performance for the equity component of convertibles -- reached historical lows.
  .  An underweight to the telecom sector benefited returns as companies in these sectors suffered from disappointing earnings and pressure on profit margins amid reduced investment spending.
  .  Emphasis on large-cap issues detracted from performance.  Small-cap names have a greater correlation with speculative grade issues which outperformed their investment grade counterparts.

2 PIMCO Funds Annual Report | 3.31.02

PIMCO Financial Highlights Class A

Selected Per Share Data for the Period Ended:


                                                                        European Convertible Fund
                                                                       ------------------------   -----------------------
                                                                                Class A                   Class A
                                                                           3/31/2001-3/31/2002      11/30/2000-3/31/2001
                                                                       ------------------------   -----------------------

 Net Asset Value Beginning of Period                                    $                 9.97     $               10.00
---------------------------------------------------------------------  ------------------------   -----------------------
 Net Investment Income                                                                 0.13(a)                   0.03(a)
---------------------------------------------------------------------  ------------------------   -----------------------
 Net Realized and Unrealized Gain (Loss)                                             (0.02)(a)                 (0.02)(a)
---------------------------------------------------------------------  ------------------------   -----------------------
 Total Income (Loss) from Investment Operations                                           0.11                      0.01
---------------------------------------------------------------------  ------------------------   -----------------------
 Dividends from Net Investment Income                                                   (0.23)                    (0.04)
---------------------------------------------------------------------  ------------------------   -----------------------
 Distributions from Net Realized Capital Gains                                          (0.35)                      0.00
---------------------------------------------------------------------  ------------------------   -----------------------
 Total Distributions                                                                    (0.58)                    (0.04)
---------------------------------------------------------------------  ------------------------   -----------------------
 Net Asset Value End of Period                                          $                 9.50     $                9.97
---------------------------------------------------------------------  ------------------------   -----------------------
 Total Return                                                                            0.80%                     7.00%
---------------------------------------------------------------------  ------------------------   -----------------------
 Net Assets End of Period (000s)                                        $                   10     $                  10
---------------------------------------------------------------------  ------------------------   -----------------------
 Ratio of Expenses to Average Net Assets                                              1.19%(b)                    1.15%+
---------------------------------------------------------------------  ------------------------   -----------------------
 Ratio of Net Investment Income to Average Net Assets                                    1.34%                    0.87%+
---------------------------------------------------------------------  ------------------------   -----------------------
 Portfolio Turnover Rate                                                                  222%                      175%
---------------------------------------------------------------------  ------------------------   -----------------------




+Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 1.15%.







                  See accompanying notes | 3.31.02 | PIMCO Funds Annual Report 3

PIMCO Statement of Assets and Liabilities Class A
March 31, 2002
                                                                                                         European
                                                                                                         Convertible
Amounts in thousands, except per share amounts                                                           Fund
                                                                                                         --------------------
Assets:

 Investments, at value                                                                                   $              5,561
------------------------------------------------------------------------------------------------------   --------------------
 Cash                                                                                                                       0
------------------------------------------------------------------------------------------------------   --------------------
 Foreign currency, at value                                                                                                27
------------------------------------------------------------------------------------------------------   --------------------
 Receivable for investments sold and forward foreign currency contracts                                                    34
------------------------------------------------------------------------------------------------------   --------------------
 Interest and dividends receivable                                                                                         31
------------------------------------------------------------------------------------------------------   --------------------
 Other assets                                                                                                               0
------------------------------------------------------------------------------------------------------   --------------------
                                                                                                                        5,653
======================================================================================================   ====================

 Liabilities:

 Payable for investments purchased and forward currency contracts                                        $                583
------------------------------------------------------------------------------------------------------   --------------------
 Accrued investment advisory fee                                                                                            2
------------------------------------------------------------------------------------------------------   --------------------
 Accrued administration fee                                                                                                 1
------------------------------------------------------------------------------------------------------   --------------------
 Other liabilities                                                                                                          0
------------------------------------------------------------------------------------------------------   --------------------
                                                                                                                          586
======================================================================================================   ====================
 Net Assets                                                                                              $              5,067
======================================================================================================   ====================

 Net Assets Consist of:

 Paid in capital                                                                                         $              5,325
------------------------------------------------------------------------------------------------------   --------------------
 Undistributed net investment income                                                                                       46
------------------------------------------------------------------------------------------------------   --------------------
 Accumulated undistributed net realized (loss)                                                                          (115)
------------------------------------------------------------------------------------------------------   --------------------
 Net unrealized (depreciation)                                                                                          (189)
------------------------------------------------------------------------------------------------------   --------------------
                                                                                                         $              5,067
======================================================================================================   ====================
 Net Assets:

 Class A                                                                                                 $                 10
------------------------------------------------------------------------------------------------------   --------------------
 Other Classes                                                                                                          5,057
------------------------------------------------------------------------------------------------------   --------------------

 Shares Issued and Outstanding:

 Class A                                                                                                                    1
------------------------------------------------------------------------------------------------------   --------------------
 Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

 Class A                                                                                                 $               9.50
------------------------------------------------------------------------------------------------------   --------------------
 Cost of Investments Owned                                                                               $              5,779
======================================================================================================   ====================
 Cost of Foreign Currency Held                                                                           $                 27
======================================================================================================   ====================

4 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

PIMCO Statement of Operations Class A
For the year ended March 31, 2002

                                                                                                                European
Amounts in thousands                                                                                            Convertible Fund
                                                                                                                ----------------
Investment Income:

Interest, net of foreign taxes                                                                                  $            125
----------------------------------------------------------------------------------------------------------      ----------------
Dividends, net of foreign taxes                                                                                                5
----------------------------------------------------------------------------------------------------------      ----------------
Miscellaneous income                                                                                                           0
----------------------------------------------------------------------------------------------------------      ----------------
 Total Income                                                                                                                130
==========================================================================================================      ================

Expenses:

Investment advisory fees                                                                                                      25
----------------------------------------------------------------------------------------------------------      ----------------
Administration fees                                                                                                           13
----------------------------------------------------------------------------------------------------------      ----------------
Distribution and/or servicing fees - Class A                                                                                   0
----------------------------------------------------------------------------------------------------------      ----------------
Distribution and/or servicing fees - Other Classes                                                                             0
----------------------------------------------------------------------------------------------------------      ----------------
Trustees' fees                                                                                                                 0
----------------------------------------------------------------------------------------------------------      ----------------
Interest expense                                                                                                               2
----------------------------------------------------------------------------------------------------------      ----------------
Miscellaneous expense                                                                                                          0
----------------------------------------------------------------------------------------------------------      ----------------
 Total Expenses                                                                                                               40
----------------------------------------------------------------------------------------------------------      ----------------

Net Investment Income                                                                                                         90
==========================================================================================================      ================

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments                                                                                            (3)
----------------------------------------------------------------------------------------------------------      ----------------
Net realized gain (loss) on futures contracts and written options                                                              0
----------------------------------------------------------------------------------------------------------      ----------------
Net realized gain on foreign currency transactions                                                                            55
----------------------------------------------------------------------------------------------------------      ----------------
Net change in unrealized (depreciation) on investments                                                                       (11)
----------------------------------------------------------------------------------------------------------      ----------------
Net change in unrealized appreciation (depreciation) on futures contracts and written options                                  0
----------------------------------------------------------------------------------------------------------      ----------------
Net change in unrealized (depreciation) on translation of assets and liabilities denominated
 in foreign currencies                                                                                                       (71)
----------------------------------------------------------------------------------------------------------      ----------------
 Net (Loss)                                                                                                                  (30)
----------------------------------------------------------------------------------------------------------      ----------------

Net Increase in Assets Resulting from Operations                                                                $             60
==========================================================================================================      ================

               See accompanying notes |  3.31.02  | PIMCO Funds Annual Report 5

PIMCO Statement of Changes in Net Assets Class A


Amounts in thousands                                                                   European Convertible Fund
                                                                                       --------------------------------------------
                                                                                               Year Ended               Period from
Increase (Decrease) in Net Assets from:                                                    March 31, 2002         November 30, 2000
                                                                                                                  to March 31, 2001
Operations:

Net investment income                                                                  $               90         $              21
----------------------------------------------------------------------------------     --------------------------------------------
Net realized gain                                                                                      52                        93
----------------------------------------------------------------------------------     --------------------------------------------
Net change in unrealized (depreciation)                                                               (82)                     (107)
----------------------------------------------------------------------------------     --------------------------------------------
Net increase resulting from operations                                                                 60                         7
==================================================================================     ============================================

Distributions to Shareholders:

From net investment income

  Class A                                                                                               0                         0
----------------------------------------------------------------------------------     --------------------------------------------
  Other Classes                                                                                      (127)                      (20)
----------------------------------------------------------------------------------     --------------------------------------------
From net realized capital gains
  Class A                                                                                               0                         0
----------------------------------------------------------------------------------     --------------------------------------------
  Other Classes                                                                                      (178)                        0
----------------------------------------------------------------------------------     --------------------------------------------
Total Distributions                                                                                  (305)                      (20)
==================================================================================     ============================================

Fund Share Transactions:

Receipts for shares sold

  Class A                                                                                               0                        10
----------------------------------------------------------------------------------     --------------------------------------------
  Other Classes                                                                                         0                     4,990
----------------------------------------------------------------------------------     --------------------------------------------
Issued as reinvestment of distributions
  Class A                                                                                               1                         0
----------------------------------------------------------------------------------     --------------------------------------------
  Other Classes                                                                                       304                        20
----------------------------------------------------------------------------------     --------------------------------------------
Cost of shares redeemed
  Class A                                                                                               0                         0
----------------------------------------------------------------------------------     --------------------------------------------
  Other Classes                                                                                         0                         0
----------------------------------------------------------------------------------     --------------------------------------------
Net increase resulting from Fund share transactions                                                   305                     5,020
----------------------------------------------------------------------------------     --------------------------------------------

Total Increase in Net Assets                                                                           60                     5,007
==================================================================================     ============================================

Net Assets:

Beginning of period                                                                                 5,007                         0
----------------------------------------------------------------------------------     --------------------------------------------
End of period *                                                                        $            5,067         $           5,007
----------------------------------------------------------------------------------     --------------------------------------------

*Including net undistributed investment income of:                                     $               46         $              94
----------------------------------------------------------------------------------     --------------------------------------------

6 PIMCO Funds Annual Report |  3.31.02 |  See accompanying notes

Schedule of Investments
European Convertible Fund
March 31, 2002

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
-------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 68.6%

Banking & Finance 20.7%
Axa
   2.500% due 01/01/2014                          EC     165        $       135
CIBA Specialty Chemical Investments Ltd.
   1.250% due 07/24/2003                           $     200                193
Fortis (NL) NV
   1.500% due 07/29/2004                          EC     200                180
Swiss Life Finance Ltd.
   0.750% due 05/20/2005                          SF     250                141
Swiss Re America
   2.250% due 06/10/2004                           $     150                149
Telewest Finance
   6.000% due 07/07/2005                                 100                 46
Verizon Global Funding
   5.750% due 04/01/2003                                 200                203
                                                                    -----------
                                                                          1,047
                                                                    ===========
Health Care 5.8%
Roche Holdings, Inc.
   0.000% due 04/20/2010                                 200                120
   0.000% due 01/19/2015                                 250                177
                                                                    -----------
                                                                            297
                                                                    ===========
Industrial 36.3%
Arcelor
   3.875% due 01/01/2005                          EC     248                221
British Aerospace
   3.750% due 07/21/2006                          BP     100                161
France Telecom
   4.125% due 11/29/2004                          EC     250                204
General Motors Corp.
   4.500% due 03/06/2032                                   4                106
   5.250% due 03/06/2035                                   4                109
Koninklijke Ahold NV
   4.000% due 05/19/2005                                 150                141
Lafarge SA
   1.500% due 01/01/2006                                 102                 92
Lowe's Cos., Inc.
   1.000% due 10/19/2021                                 100                 96
National Grid Co. PLC
   4.250% due 02/17/2008                          BP     100                168
Parmalat Finanziaria SPA
   0.875% due 06/30/2021                          EC     100                 95
Sol Media Europe BV
   1.000% due 09/15/2004                                 100                 88
Tecnost International NV
   1.000% due 11/03/2005                                 200                177
Vivendi Universal
   1.250% due 01/01/2004                                 226                183
                                                                    -----------
                                                                          1,841
                                                                    ===========
Technology 3.0%
STMicroelectronics NV
   0.000% due 09/22/2009                                 150                153
                                                                    -----------
Utilities 2.8%
Hutchison Whampoa International Ltd.
   2.000% due 01/12/2004                                 550                141
                                                                    -----------
Total Convertible Bonds & Notes                                           3,479
                                                                    ===========
(Cost $3,634)

 CONVERTIBLE PREFERRED STOCK 0.6%

                                                      Shares

Banking & Finance 0.6%
Ford Motor Co. Capital Trust II Cvt. Pfd.
   6.500% due 01/15/2032                                 500                 29
                                                                    -----------
Total Convertible Preferred Stock                                            29
                                                                    ===========
(Cost $25)

 COMMON STOCKS 2.2%

Communications 2.2%
Vodafone Group PLC SP- ADR                             6,032                111
                                                                    -----------
Total Common Stocks                                                         111
                                                                    ===========
(Cost $178)

 SHORT-TERM INSTRUMENTS 38.3%
                                                   Principal
                                                      Amount
                                                      (000s)
Commercial Paper 35.5%
Freddie Mac
   1.820% due 04/01/2002                           $   1,600              1,600
UBS Finance, Inc.
   1.850% due 04/01/2002                                 200                200
                                                                    -----------
                                                                          1,800
                                                                    ===========
Repurchase Agreement 2.8%
State Street Bank
   1.550% due 04/01/2002                                 142                142
   (Dated 03/28/2002. Collateralized by Fannie Mae
   4.750% due 03/15/2003 valued at $148.
   Repurchase proceeds are $142.)
                                                                    -----------
Total Short-Term Instruments                                              1,942
                                                                    ===========
(Cost $1,942)

Total Investments (a) 109.7%                                        $     5,561
(Cost $5,779)

Other Assets and Liabilities (Net) (9.7%)                                  (494)
                                                                    -----------
Net Assets 100.0%                                                   $     5,067
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was of $5,820 as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $        44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (303)
                                                                    -----------
Unrealized depreciation-net                                         $      (259)
                                                                    ===========

(b) Foreign forward currency contracts outstanding at March 31, 2002:

                                Principal
                                   Amount                            Unrealized
                               Covered by         Settlement      Appreciation/
Type          Currency           Contract              Month     (Depreciation)
-------------------------------------------------------------------------------
Buy                 EC                387            04/2002        $        (3)
Sell                                2,173            04/2002                 31
Sell                SF                242            04/2002                  2
                                                                    -----------
                                                                    $        30
                                                                    ===========

(c) Principal amount denoted in indicated currency:

         EC - Euro
         SF - Swiss Franc
         BP - British Pound

7 PIMCO Funds Annual Report | 3.31.02 | See accompanying notes

PIMCO Notes to Financial Statements Class A
March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A Class of the European Convertible Fund (the "Fund"). Certain detailed financial information for the Institutional, Administrative, Retail, and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.
Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Fund's financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

8 PIMCO Funds Annual Report | 3.31.02

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.50% for the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class A is charged at the annual rate of 0.40% for the Fund.

                                           3.31.02 | PIMCO Funds Annual Report 9

March 31, 2002

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

              Distribution Fee     Servicing Fee (%)
                           (%)
-----------------------------------------------------
                            --                   0.25

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the Fund's administrative fees to the extent that the payment of the Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):

                         Inst'l   Admin.
                         Class    Class    Class A  Class B Class C Class D
---------------------------------------------------------------------------
                         0.75%        -      1.15%        -       -       -

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

10 PIMCO Funds Annual Report | 3.31.02


4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended
March 31, 2002 were as follows (amounts in thousands):

                                                                            U.S. Gov't/Agency                All Other
                                                                     ---------------------------------------------------------------
                                                                        Purchases         Sales        Purchases         Sales
------------------------------------------------------------------------------------------------------------------------------------
European Convertible Fund                                               $       0       $        0     $    9,325       $     9,204


5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.
Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                         European Convertible Fund
                                                                     ---------------------------------------------------------------
                                                                               Year Ended               Period from 11/30/2000
                                                                                3/31/2002                   to 03/31/2001
                                                                        Shares            Amount       Shares            Amount
                                                                     ---------------------------------------------------------------
Receipts for shares sold
  Class A                                                                       0       $        0              1       $        10
----------------------------------------------------------------     ---------------------------------------------------------------
  Other Classes                                                                 0                0            499             4,990
----------------------------------------------------------------     ---------------------------------------------------------------


Issued as reinvestment of distributions
  Class A                                                                       0                1              0                 0
----------------------------------------------------------------     ---------------------------------------------------------------
  Other Classes                                                                31              304              2                20
----------------------------------------------------------------     ---------------------------------------------------------------


Cost of shares redeemed
  Class A                                                                       0                0              0                 0
----------------------------------------------------------------     ---------------------------------------------------------------
  Other Classes                                                                 0                0              0                 0
----------------------------------------------------------------     ---------------------------------------------------------------


Net increase resulting from Fund share transactions                            31       $      305            502       $     5,020
================================================================     ===============================================================


                                          3.31.02 | PIMCO Funds Annual Report 11

PIMCO Report of Independent Accountants  Class A


To the Trustees and Class A Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations, of changes in net assets and of the financial highlights for the Class A shares present fairly, in all material respects, the financial position of the European Convertible Fund (hereafter referred to as the "Fund") at March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the Class A shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2002



12 PIMCO Funds Annual Report | 3.31.02